UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
April 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended April 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. Growth
mostly accelerated in 2021 as the reopening of businesses,
widespread vaccinations and federal assistance programs
boosted consumer spending, excepting slower third-quarter
growth as the swiftly spreading Delta variant hindered global supply chains. The U.S. economy contracted in 2022’s first
quarter given a record trade deficit and a decline in inventory investment. Inflation increased during the 12-month period,
influenced by pandemic-related supply and demand
imbalances, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During most of the period, the U.S. Federal Reserve (Fed)
continued quantitative easing measures to bolster credit
markets and encourage economic activity. However, the Fed
decreased its monthly asset purchases starting in November
2021, increased its tapering in subsequent months and
ended purchases in March 2022. To support its goals of
maximizing employment and returning long-term annual
inflation to 2%, the Fed raised the federal funds target rate to a range of 0.25%–0.50% at its March meeting. Shortly after
the reporting period, at its May meeting, the Fed raised its key target rate again to a range of 0.75%–1.00% and stated
its anticipation of ongoing increases.
Although stocks benefited early in the period from the
economic recovery, during the period’s last four months,
investor concerns about inflation, geopolitics and interest
rates reversed most gains, and most bond valuations also
declined. In this environment, U.S. stocks, as measured by
the Standard & Poor’s
®
500 Index, posted a +0.21% total
return for the 12-month period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Series’ annual report includes more detail about prevailing conditions and a discussion
about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of April 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin Growth Opportunities Fund 4
Franklin Small Cap Growth Fund 10
Franklin Small-Mid Cap Growth Fund 16
Financial Highlights and Schedules of Investments 22
Financial Statements 54
Notes to Financial Statements 59
Report of Independent Registered
Public Accounting Firm 86
Tax Information 87
Board Members and Officers 88
Shareholder Information 93
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index, posted a +0.21% total return for the 12 months
ended April 30, 2022.
1
Stocks benefited from the continued
economic recovery, implementation of COVID-19 vaccination
programs and resumption of both business and leisure
travel. Higher wages and strong household balance sheets
contributed to increased consumer spending, particularly on
goods. A rebound in corporate earnings and the passage
of a bipartisan infrastructure bill further bolstered investor sentiment.
However, concerns surrounding inflation, geopolitical stability and interest rates erased most gains in the final third of the
12-month period. Elevated demand combined with supply
chain disruptions led to the highest inflation since 1981.
Russia’s invasion of Ukraine injected further uncertainty
into financial markets, provoking significant volatility in
commodity and equity prices. Rising interest rates also
pressured stocks, as borrowing costs began to increase from
historically low levels.
Gross domestic product growth was robust in 2021
before contracting in the first quarter of 2022 amid
lower investments in inventories and a growing trade
deficit. Nonetheless, both exports and imports increased
significantly and industrial production grew robustly.
However, rising prices precipitated a notable decline in
consumer confidence, despite high spending levels.
The inflation rate was notably elevated during the
12-month period amid increased demand and supply-chain
bottlenecks. Consequently, the personal consumption
expenditures index, a measure of inflation, surged during
the period, representing the highest 12-month increase in
decades. The unemployment rate declined from 6.0% in April
2021 to 3.6% in April 2022 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate to a range of
0.25%–0.50% in March 2022, the first such increase since
2018. The Fed noted in its March meeting that strength in
the U.S. job market and continued inflationary pressure,
exacerbated by the war in Ukraine, meant it anticipated
making further increases to the federal funds target rate.
Furthermore, the Fed said it expected to begin reducing its
bond holdings at a future meeting.
The foregoing information reflects our analysis and opinions as of April 30, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin Growth Opportunities Fund
This annual report for Franklin Growth Opportunities Fund
covers the fiscal year ended April 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal
conditions, the Fund invests predominantly in equity
securities of companies demonstrating accelerating growth,
increasing profitability, or above-average growth or growth
potential as compared with the overall economy.
Performance Overview
The Fund’s Class A shares posted a -16.57% cumulative
total return for the 12 months under review. In comparison,
the Fund’s narrow benchmark, the Russell 3000
®
Growth
Index, which measures the performance of those Russell
3000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates, posted a -6.83%
cumulative total return.
1
The Fund’s broad benchmark, the
Standard & Poor’s 500 Index (S&P 500
®
), which tracks the
broad U.S. stock market, posted a +0.21% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
During the 12 months under review, Franklin Growth
Opportunities Fund underperformed its benchmark as
investors’ flight from growth-oriented equities in the latter part of the period led to broad-based declines in the Fund
and its benchmark. Much of the Fund’s underperformance
occurred in the information technology (IT) sector, which is the portfolio’s largest sector allocation. An underweighted
position in technology bellwether Apple was a leading
relative detractor. The stock resisted the market’s technology selloff better than most, as demand for Apple products
remained strong and consumer spending in Apple’s
ecosystem was robust. Relative returns were also hindered
by an underweighting in Microsoft, which continued to
benefit from its Azure cloud business. While we think these
mega-cap companies are excellent businesses, we believe
Portfolio Composition
4/30/22
% of Total
Net Assets
Software 21.5%
IT Services 9.1%
Internet & Direct Marketing Retail 7.4%
Semiconductors & Semiconductor Equipment 6.0%
Technology Hardware, Storage & Peripherals 5.6%
Life Sciences Tools & Services 5.1%
Health Care Equipment & Supplies 5.0%
Interactive Media & Services 4.7%
Capital Markets 4.2%
Health Care Providers & Services 3.7%
Equity Real Estate Investment Trusts (REITs) 2.9%
Professional Services 2.6%
Hotels, Restaurants & Leisure 2.6%
Pharmaceuticals 2.2%
Other* 15.8%
Short-Term Investments & Other Net Assets 1.6%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
27
.

Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
our balance between mega-, large-, and mid-cap companies
gives us broader exposure to different areas of the market.
Another detractor in the IT sector was cloud communications
platform company Twilio, which processes text messages,
calls, videos, and other content for mobile apps including
the major ridesharing apps. The stock saw a pullback in its
equity value, but is still one of the world’s top performing growth stocks of the past five years.
Our second largest sector exposure was health care,
which detracted from relative performance due to stock
selection and an overweighting. There were no health care
holdings among the Fund’s five biggest detractors, though
UnitedHealth Group finished as a top-five contributor as low utilization of health care services during the pandemic kept managed cared medical expenses low.
Despite growing inflationary pressures, the consumer
discretionary sector was a leading contributor to relative
returns. Off-benchmark positions in Fanatics Holdings and
Lucid Group were top contributors in this space. Licensed
sports merchandiser Fanatics has been outperforming
expectations and delivering outsized growth and profits in
its e-commerce business. Our multi-cap mandate permits
us to invest early in emerging businesses, like Fanatics,
which allows us take advantage of disruptive trends before
our peers. Lucid started production and delivery of its luxury sedans, which boosted the stock of the electric vehicle (EV)
manufacturer. In contrast, supply-chain snarls and parts
shortages have been headwinds for EV manufacturer Rivian
Automotive. Nonetheless, we believe the long-term outlook
for EV adoption in the U.S. and globally is robust.
In the communication services sector, our current preference for lighter-than-index exposures to interactive media
and services companies such as Meta Platforms proved
beneficial in relative terms. Shares of Meta, formerly
Facebook, faced several challenges during the period that
included ongoing headwinds from Apple platform changes;
inflationary pressures on advertising dollars; and decreased user engagement due to competition. Our underweighting
to Meta helped mitigate the relative impact of the stock’s
substantial decline.
Thank you for your continued participation in Franklin Growth
Opportunities Fund. We look forward to serving your future
investment needs.
Grant Bowers
Lead Portfolio Manager
Sara Araghi, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/22
Company
Industry
% of Total
Net Assets
a aa
Amazon.com, Inc. 7.4%
Internet & Direct Marketing Retail
Apple, Inc. 5.6%
Technology Hardware, Storage & Peripherals
Microsoft Corp. 5.0%
Software
Mastercard , Inc. 4.8%
IT Services
Alphabet, Inc. 3.3%
Interactive Media & Services
NVIDIA Corp. 3.0%
Semiconductors & Semiconductor Equipment
SBA Communications Corp. 2.9%
Equity Real Estate Investment Trusts (REITs)
ServiceNow , Inc. 2.8%
Software
UnitedHealth Group, Inc. 2.6%
Health Care Providers & Services
Danaher Corp. 2.3%
Life Sciences Tools & Services

Performance Summary as of April 30, 2022
Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year -16.57% -21.16%
5-Year +91.03% +12.54%
10-Year +223.66% +11.83%
Advisor
1-Year -16.37% -16.37%
5-Year +93.36% +14.10%
10-Year +232.28% +12.76%
See page 8 for Performance Summary footnotes.

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/12–4/30/22)
Advisor Class
(5/1/12–4/30/22)

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of invest-
ment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–4/30/22)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2134 $4.8517 $5.0651
C $0.2134 $4.8517 $5.0651
R $0.2134 $4.8517 $5.0651
R6 $0.2134 $4.8517 $5.0651
Advisor $0.2134 $4.8517 $5.0651
Total Annual Operating Expenses
5
Share Class
A 0.91%
Advisor 0.66%

Your Fund’s Expenses
Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Ann ualized
Expense
Ratio
2
A $1,000 $724.00 $3.80 $1,020.38 $4.46 0.89%
C $1,000 $721.20 $7.00 $1,016.66 $8.20 1.64%
R $1,000 $723.00 $4.87 $1,019.14 $5.71 1.14%
R6 $1,000 $725.00 $2.43 $1,021.98 $2.85 0.57%
Advisor $1,000 $724.80 $2.73 $1,021.63 $3.20 0.64%

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Annual Report
Franklin Small Cap Growth Fund
This annual report for Franklin Small Cap Growth Fund
covers the fiscal year ended April 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-cap companies.
For this Fund, small-cap companies are those with market
capitalizations not exceeding $1.5 billion or the highest
market capitalization in the Russell 2000
®
Index, whichever
is greater, at the time of purchase.
1
Performance Overview
The Fund’s Class A shares posted a -29.53% cumulative
total return for the 12 months under review. In comparison,
the Russell 2000
®
Growth Index, which measures the
performance of small-cap companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a -26.44% cumulative total return.
2
The Standard &
Poor’s 500 Index (S&P 500), which tracks the broad U.S.
stock market, posted a +0.21% cumulative total return.
2
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the 12 months under review, negative relative
performance for Franklin Small Cap Growth Fund was
driven mainly by stock selection in the industrials sector and lack of exposure to the energy sector, which rallied on the
back of rising oil prices. In contrast, stock selection and an overweighting in the financials sector and stock selection in the real estate sector contributed to relative performance.
The industrials sector was pressured by an off-benchmark
position in Proterra, which struggled over the period despite major developments. The commercial electric vehicle (EV)
company went public in June 2021 after merging with
special purpose acquisition company (SPAC) ArcLight Clean
Transition, which focuses on EV technology for commercial
Portfolio Composition
4/30/22
% of Total
Net Assets
Software 11.4%
Biotechnology 7.0%
IT Services 6.6%
Specialty Retail 6.1%
Semiconductors & Semiconductor Equipment 5.7%
Hotels, Restaurants & Leisure 5.7%
Health Care Equipment & Supplies 4.7%
Food Products 3.9%
Aerospace & Defense 3.9%
Trading Companies & Distributors 3.9%
Machinery 3.4%
Health Care Technology 3.3%
Capital Markets 3.2%
Household Durables 3.1%
Other* 25.2%
Short-Term Investments & Other Net Assets 2.9%
1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
37
.

Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
vehicles. Despite lackluster stock performance, we believe
Proterra is well-positioned to benefit from the electrification of commercial vehicles by leveraging its position as a
leading manufacturer of EV transit buses. In contrast, Univar
Solutions was a contributor in the sector. The specialty
chemicals distributor continued to execute well and benefit
from a number of tailwinds, including market share gains
in all regions, price-to-cost gains and ongoing digital
transformation.
Three of the Fund’s largest relative detractors hailed from
the health care sector—1Life Healthcare, NeoGenomics and
Accolade. 1Life Healthcare is the parent company of One
Medical, a chain of primary health care clinics. We believe its share price weakness has been due to the company’s high
valuation and some profit-taking. Overall, in our view, One
Medical is building an attractive franchise of doctors and
patients in desirable markets. COVID-19 pandemic surges
reduced patient visits to oncologists and sales team access
to doctors, which negatively impacted margins for cancer
diagnostics company NeoGenomics. Accolade provides
a platform of health care technology-enabled services.
Management pushed out profitability expectations due to
several acquisitions over the period, disappointing investors.
In the consumer discretionary sector, Rent the Runway
(RENT) is an e-commerce platform that allows users to
rent, subscribe or buy designer apparel and accessories.
Since the company went public in October 2021, we have
seen stock weakness as a result of market dynamics and
the company’s unique and unproven business model.
The business of re-commerce and fashion rental is still in
its early stages, and we believe RENT is a leader in this
category with much room for growth. Conversely, a position
in casino operator Red Rock Resorts, whose shares
rose as the economy reopened, mostly offset the relative
underperformance experienced by RENT.
Turning to contributors, SiTime and Datto Holding were
among the best performers in the information technology
(IT) sector. SiTime manufactures timing solutions used in
various industries, including aerospace, automotive and
communications. The company has demonstrated operating
leverage well ahead of market expectations, which has
lifted its stock. The improving macroeconomic environment
has benefited cybersecurity firm Datto as data backups
become a more acute concern in the wake of high profile
ransomware attacks. Shares also rallied on news of Datto’s
acquisition by an IT management and security company in
April 2022.
Industrial property company Rexford Industrial Realty was
a top contributor in the real estate sector. The company has been benefiting from an increase in warehouse demand
driven by e-commerce expansion and supply chain shifts.
Thank you for your continued participation in Franklin Small
Cap Growth Fund. We look forward to serving your future
investment needs.
Michael P. McCarthy, CFA
Lead Portfolio Manager
Bradley T. Carris, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/22
Company
Industry
% of Total
Net Assets
A aa
Beacon Roofing Supply, Inc. 2.0%
Trading Companies & Distributors
Univar Solutions, Inc. 1.9%
Trading Companies & Distributors
Rexford Industrial Realty, Inc. 1.8%
Equity Real Estate Investment Trusts (REITs)
Allegiant Travel Co. 1.8%
Airlines
Inspire Medical Systems, Inc. 1.7%
Health Care Technology
Red Rock Resorts, Inc. 1.6%
Hotels, Restaurants & Leisure
Arcosa , Inc. 1.6%
Construction & Engineering
Performance Food Group Co. 1.5%
Food & Staples Retailing
Simply Good Foods Co. (The) 1.5%
Food Products
Five Below, Inc. 1.5%
Specialty Retail

Performance Summary as of April 30, 2022
Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -29.53% -33.41%
5-Year +61.92% +8.88%
10-Year +181.98% +10.29%
Advisor
1-Year -29.34% -29.34%
5-Year +63.91% +10.39%
10-Year +189.35% +11.21%
See page 14 for Performance Summary footnotes.

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/12–4/30/22)
Advisor Class
(5/1/12–4/30/22)

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of secu-
rity in which the Fund invests may become less liquid or even illiquid. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 2000 Growth Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–4/30/22)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.7315 $3.5343 $4.2658
C $0.7315 $3.5343 $4.2658
R $0.7315 $3.5343 $4.2658
R6 $0.7315 $3.5343 $4.2658
Advisor $0.7315 $3.5343 $4.2658
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.03% 1.04%
Advisor 0.78% 0.79%

Your Fund’s Expenses
Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $714.90 $4.39 $1,019.67 $5.18 1.03%
C $1,000 $711.90 $7.57 $1,015.95 $ 8.91 1.78%
R $1,000 $714.00 $5.46 $1,018.43 $6.43 1.28%
R6 $1,000 $716.30 $2.77 $1,021.57 $3.26 0.65%
Advisor $1,000 $716.00 $3.28 $1,020.97 $3.86 0.77%

franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth Fund
This annual report for Franklin Small-Mid Cap Growth Fund
covers the fiscal year ended April 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-capitalization (small-
cap) and mid-capitalization (mid-cap) companies. For this
Fund, small-cap companies are companies within the market
capitalization range of companies in the Russell 2500™
Index, at the time of purchase, and mid-cap companies
are companies within the market capitalization range of
companies in the Russell Midcap
®
Index, at the time of
purchase.
1
Performance Overview
The Fund’s Class A shares posted a -22.83% cumulative
total return for the 12 months under review. In comparison,
the Russell Midcap
®
Growth Index, which measures the
performance of those Russell Midcap
®
Index companies with
relatively higher price-to-book ratios and higher forecasted growth rates, posted a -16.73% cumulative total return.
2
Also
in comparison, the Standard & Poor’s 500 Index (S&P 500),
which tracks the broad U.S. stock market, posted a +0.21%
cumulative total return.
2
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the 12 months under review, negative relative
performance for Franklin Small-Mid Cap Growth Fund
was driven mainly by stock selection in the information
technology (IT) and health care sectors. In contrast, stock
selection in the consumer discretionary and real estate
sectors contributed to relative returns.
Portfolio Composition
4/30/22
% of Total
Net Assets
Software 17.6%
Hotels, Restaurants & Leisure 6.2%
Life Sciences Tools & Services 5.6%
Semiconductors & Semiconductor Equipment 5.4%
Health Care Equipment & Supplies 5.1%
Specialty Retail 4.4%
IT Services 4.4%
Capital Markets 3.7%
Professional Services 3.1%
Electronic Equipment, Instruments &
Components 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
Biotechnology 2.6%
Textiles, Apparel & Luxury Goods 2.6%
Road & Rail 2.5%
Other* 26.6%
Short-Term Investments & Other Net Assets 4.5%
1. The Russell 2500 Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization. The Russell Midcap Index is market capitalization weighted and measures the performance of the approximately 800 smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
48
.

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
Weakness in the IT sector was largely driven by stock
selection in the software industry, where we hold Coupa
Software. Coupa is a global technology platform for business spend management that helps companies gain visibility into
how money and resources are spent. The company lowered
its 2023 full-year guidance, which weighed on its shares.
Our underweighting in network security provider Palo Alto
Networks, whose shares reached an all-time high, further
dampened relative returns. In contrast, SiTime and Synopsys
were top contributors in the IT sector. Semiconductor
company SiTime manufactures timing solutions used in
various industries, including aerospace, automotive and
communications. Pandemic-related disruptions to production
and supply chain issues created chip shortages and
increased prices, benefiting chipmakers such as SiTime and,
in turn, Synopsys, which makes software for chip companies.
While the health care sector pressured relative performance, there were no individual holdings among the Fund’s five
biggest detractors. In the communication services sector,
Roku is a leading platform for video-streaming services.
Decelerating revenue growth and supply-chain issues
weighed on its stock.
Despite growing inflationary pressures, the consumer
discretionary sector was a leading contributor to relative
performance for the 12-month period. Off-benchmark
positions in Fanatics Holdings and Lucid Group were top
contributors in this space. Licensed sports merchandiser
Fanatics is a private company with an approximate
valuation of $27 billion. Its e-commerce business has
been outperforming expectations and delivering outsized
growth with better profits. Our multi-cap mandate permits
us to invest early in emerging businesses, like Fanatics,
which allows us to take advantage of disruptive trends
before our peers. Lucid started production and delivery of
its luxury sedans, which boosted the stock of the electric
vehicle manufacturer. In contrast, the reopening of casinos
has pulled some focus away from online gambling, which
pressured the shares of DraftKings.
Thank you for your continued participation in Franklin Small-
Mid Cap Growth Fund. We look forward to serving your
future investment needs.
John P. Scandalios, CFA
Lead Portfolio Manager
Michael P. McCarthy, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/22
Company
Industry
% of Total
Net Assets
a aa
Synopsys, Inc. 2.5%
Software
Chipotle Mexican Grill, Inc. 2.0%
Hotels, Restaurants & Leisure
Palo Alto Networks, Inc. 2.0%
Software
Lululemon Athletica , Inc. 2.0%
Textiles, Apparel & Luxury Goods
IDEXX Laboratories, Inc. 1.9%
Health Care Equipment & Supplies
CoStar Group, Inc. 1.9%
Professional Services
Fastenal Co. 1.8%
Trading Companies & Distributors
ANSYS, Inc. 1.7%
Software
Old Dominion Freight Line, Inc. 1.6%
Road & Rail
Crowdstrike Holdings, Inc. 1.6%
Software

Performance Summary as of April 30, 2022
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -22.83% -27.08%
5-Year +79.52% +11.15%
10-Year +189.05% +10.57%
Advisor
1-Year -22.65% -22.65%
5-Year +81.73% +12.69%
10-Year +196.29% +11.47%
See page 20 for Performance Summary footnotes.

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 20 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/12–4/30/22)
Advisor Class
(5/1/12–4/30/22)

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total
U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–4/30/22)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $1.2801 $5.6398 $6.9199
C $1.2801 $5.6398 $6.9199
R $1.2801 $5.6398 $6.9199
R6 $1.2801 $5.6398 $6.9199
Advisor $1.2801 $5.6398 $6.9199
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.86% 0.87%
Advisor 0.61% 0.62%

Your Fund’s Expenses
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $698.60 $3.55 $1,020.62 $4.22 0.84%
C $1,000 $695.80 $6.70 $1,016.89 $7.97 1.59%
R $1,000 $698.00 $4.60 $1,019.38 $5.47 1.09%
R6 $1,000 $699.80 $2.15 $1,022.27 $2.56 0.51%
Advisor $1,000 $699.40 $2.49 $1,021.86 $2.97 0.59%

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $56.25 $39.60 $39.57 $38.58 $34.81
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.28) (0.26) (0.14) (0.13) (0.10)
Net realized and unrealized gains (losses) ........... (7.76) 20.03 3.59 5.29 7.03
Total from investment operations .................... (8.04) 19.77 3.45 5.16 6.93
Less distributions from:
Net realized gains ............................. (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of year ....................... $43.14 $56.25 $39.60 $39.57 $38.58
Total return
c
................................... (16.57)% 50.64% 8.90% 15.91% 20.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.91% 0.95% 0.94% 1.02%
Expenses net of waiver and payments by affiliates
d
...... 0.89% 0.91%
e
0.95%
e
0.94%
e
0.99%
Net investment (loss) ............................ (0.49)% (0.51)% (0.35)% (0.32)% (0.27)%
Supplemental data
Net assets, end of year (000’s) ..................... $3,215,834 $4,203,693 $2,883,392 $2,819,007 $2,428,175
Portfolio turnover rate ............................ 17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $43.87 $31.61 $32.47 $32.67 $30.12
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.54) (0.50) (0.35) (0.35) (0.33)
Net realized and unrealized gains (losses) ........... (5.71) 15.88 2.91 4.32 6.04
Total from investment operations .................... (6.25) 15.38 2.56 3.97 5.71
Less distributions from:
Net realized gains ............................. (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of year ....................... $32.55 $43.87 $31.61 $32.47 $32.67
Total return
c
................................... (17.20)% 49.47% 8.10% 15.10% 19.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.65% 1.66% 1.70% 1.69% 1.77%
Expenses net of waiver and payments by affiliates
d
...... 1.64% 1.66%
e
1.70%
e
1.69%
e
1.74%
Net investment (loss) ............................ (1.23)% (1.26)% (1.10)% (1.07)% (1.02)%
Supplemental data
Net assets, end of year (000’s) ..................... $158,895 $278,804 $216,757 $244,574 $400,295
Portfolio turnover rate ............................ 17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $52.69 $37.32 $37.57 $36.93 $33.52
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.39) (0.36) (0.22) (0.21) (0.18)
Net realized and unrealized gains (losses) ........... (7.17) 18.85 3.39 5.02 6.75
Total from investment operations .................... (7.56) 18.49 3.17 4.81 6.57
Less distributions from:
Net realized gains ............................. (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of year ....................... $40.06 $52.69 $37.32 $37.57 $36.93
Total return .................................... (16.79)% 50.26% 8.64% 15.66% 20.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.15% 1.20% 1.19% 1.27%
Expenses net of waiver and payments by affiliates
c
...... 1.14% 1.15%
d
1.20%
d
1.19%
d
1.24%
Net investment (loss) ............................ (0.73)% (0.75)% (0.60)% (0.57)% (0.52)%
Supplemental data
Net assets, end of year (000’s) ..................... $27,009 $40,396 $31,060 $37,105 $36,582
Portfolio turnover rate ............................ 17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
In
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $63.06 $43.97 $43.42 $41.78 $37.30
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.10) (0.10) 0.01 0.01 0.07
Net realized and unrealized gains (losses) ........... (8.91) 22.31 3.96 5.80 7.57
Total from investment operations .................... (9.01) 22.21 3.97 5.81 7.64
Less distributions from:
Net realized gains ............................. (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of year ....................... $48.98 $63.06 $43.97 $43.42 $41.78
Total return .................................... (16.32)% 51.13% 9.34% 16.26% 20.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.57% 0.59% 0.59% 0.58%
Expenses net of waiver and payments by affiliates
c
...... 0.57%
d
0.57%
d
0.59%
d
0.58% 0.55%
Net investment income (loss) ...................... (0.16)% (0.17)% 0.01% 0.04% 0.17%
Supplemental data
Net assets, end of year (000’s) ..................... $461,475 $563,918 $383,208 $418,174 $369,688
Portfolio turnover rate ............................ 17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $62.01 $43.31 $42.87 $41.34 $37.02
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.15) (0.14) (0.04) (0.03) (0.01)
Net realized and unrealized gains (losses) ........... (8.72) 21.96 3.90 5.73 7.49
Total from investment operations .................... (8.87) 21.82 3.86 5.70 7.48
Less distributions from:
Net realized gains ............................. (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of year ....................... $48.07 $62.01 $43.31 $42.87 $41.34
Total return .................................... (16.37)% 51.01% 9.20% 16.16% 20.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.66% 0.70% 0.69% 0.77%
Expenses net of waiver and payments by affiliates
c
...... 0.64% 0.66%
d
0.70%
d
0.69%
d
0.74%
Net investment (loss) ............................ (0.24)% (0.26)% (0.10)% (0.07)% (0.02)%
Supplemental data
Net assets, end of year (000’s) ..................... $636,524 $643,449 $467,727 $506,964 $583,509
Portfolio turnover rate ............................ 17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2022
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Airlines 0.4%
a
Wheels Up Experience, Inc. ............................. United States 5,815,191 $ 17,736,333
Auto Components 0.4%
a
Aptiv plc ............................................ United States 189,736 20,187,911
Automobiles 2.0%
a
Lucid Group, Inc. ..................................... United States 1,003,521 18,143,660
a,b
Rivian Automotive, Inc., A ............................... United States 878,250 26,558,280
a
Tesla, Inc. ........................................... United States 52,760 45,941,297
90,643,237
Beverages 1.5%
Constellation Brands, Inc., A ............................. United States 111,555 27,452,570
a
Monster Beverage Corp. ................................ United States 484,498 41,511,789
68,964,359
Biotechnology 0.2%
a
Heron Therapeutics, Inc. ................................ United States 2,051,293 9,271,844
Capital Markets 4.2%
Intercontinental Exchange, Inc. ........................... United States 244,409 28,305,006
MSCI, Inc. ........................................... United States 195,664 82,423,460
S&P Global, Inc. ...................................... United States 185,168 69,715,752
a
TPG Pace Beneficial II Corp., A ........................... United States 662,600 6,500,106
186,944,324
Chemicals 1.1%
Linde plc ............................................ United Kingdom 154,034 48,052,447
Commercial Services & Supplies 0.6%
a,c,d
Celonis SE .......................................... Germany 16,669 6,164,029
Republic Services, Inc. ................................. United States 155,729 20,909,733
27,073,762
Electric Utilities 0.5%
NextEra Energy, Inc. ................................... United States 330,182 23,449,526
Entertainment 0.5%
a
Walt Disney Co. (The) .................................. United States 187,983 20,984,542
Equity Real Estate Investment Trusts (REITs) 2.9%
SBA Communications Corp. ............................. United States 382,862 132,895,229
Food Products 0.4%
a
Freshpet , Inc. ........................................ United States 204,131 19,055,629
Health Care Equipment & Supplies 5.0%
a
Edwards Lifesciences Corp. ............................. United States 536,231 56,722,515
a
Figs, Inc., A .......................................... United States 2,616,894 40,980,560
a
IDEXX Laboratories, Inc. ................................ United States 96,743 41,645,927
a,c,d
IL MAKIAGE Cosmetics (2013) Ltd. ........................ Israel 18,867 14,889,942
a
Intuitive Surgical, Inc. .................................. United States 239,025 57,198,682
a
Nevro Corp. ......................................... United States 254,117 15,676,478
227,114,104
Health Care Providers & Services 3.2%
a
Guardant Health, Inc. .................................. United States 464,950 28,687,415
UnitedHealth Group, Inc. ................................ United States 230,782 117,364,186
146,051,601
Health Care Technology 1.1%
a
Veeva Systems, Inc., A ................................. United States 262,456 47,753,869

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 2.6%
a
Chipotle Mexican Grill, Inc. .............................. United States 42,142 $ 61,342,317
a,b
Dutch Bros, Inc., A .................................... United States 462,699 22,103,131
a,c,d
Sweetgreen , Inc. ...................................... United States 1,123,900 29,918,137
a,b
Sweetgreen , Inc., A .................................... United States 61,300 1,655,100
115,018,685
Industrial Conglomerates 1.7%
Honeywell International, Inc. ............................. United States 158,245 30,621,990
Roper Technologies, Inc. ................................ United States 100,820 47,377,334
77,999,324
Interactive Media & Services 4.7%
a
Alphabet, Inc., C ...................................... United States 63,961 147,067,446
a
Meta Platforms, Inc., A ................................. United States 243,305 48,775,353
a
ZoomInfo Technologies, Inc., A ........................... United States 296,674 14,062,348
209,905,147
Internet & Direct Marketing Retail 7.4%
a
Amazon.com, Inc. ..................................... United States 133,392 331,563,157
IT Services 9.1%
a,c,d
Canva , Inc. .......................................... Australia 11,829 8,371,768
a
Cloudflare , Inc., A ..................................... United States 186,639 16,077,083
a
Marqeta , Inc., A ....................................... United States 1,615,775 15,026,707
Mastercard , Inc., A .................................... United States 596,979 216,930,229
a
Okta , Inc. ........................................... United States 159,012 18,971,722
a
Shopify, Inc., A ....................................... Canada 35,967 15,351,435
a
Snowflake, Inc., A ..................................... United States 109,874 18,836,799
a
Twilio , Inc., A ......................................... United States 171,086 19,130,837
Visa, Inc., A .......................................... United States 382,309 81,481,517
410,178,097
Leisure Products 1.5%
a,c,d
Fanatics Holdings, Inc. ................................. United States 1,029,939 68,576,928
Life Sciences Tools & Services 5.1%
Danaher Corp. ....................................... United States 411,046 103,225,982
a
Illumina, Inc. ......................................... United States 112,122 33,260,991
West Pharmaceutical Services, Inc. ........................ United States 291,844 91,948,371
228,435,344
Machinery 0.6%
a,b
Proterra , Inc. ......................................... United States 4,097,649 25,446,400
Pharmaceuticals 2.2%
AstraZeneca plc, ADR .................................. United Kingdom 996,117 66,142,169
a
Catalent , Inc. ........................................ United States 361,397 32,728,112
98,870,281
Professional Services 2.6%
a
CoStar Group, Inc. .................................... United States 1,105,914 70,358,249
a,b
Legalzoom.com, Inc. ................................... United States 1,673,284 24,011,625
TransUnion .......................................... United States 242,809 21,250,644
115,620,518
Road & Rail 2.0%
a
Uber Technologies, Inc. ................................. United States 767,343 24,155,958
Union Pacific Corp. .................................... United States 278,442 65,236,176
89,392,134

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc. ................................... United States 245,931 $ 37,966,828
ASML Holding NV, NYRS ............................... Netherlands 39,973 22,535,578
a,b
GLOBALFOUNDRIES, Inc. .............................. United States 270,998 14,170,485
Monolithic Power Systems, Inc. ........................... United States 160,258 62,859,598
NVIDIA Corp. ........................................ United States 719,580 133,460,503
270,992,992
Software 19.8%
a
Adobe, Inc. .......................................... United States 182,269 72,169,411
a
Atlassian Corp. plc, A .................................. United States 97,749 21,976,908
a
Bill.com Holdings, Inc. .................................. United States 494,493 84,414,900
a
Confluent, Inc., A ...................................... United States 750,190 23,435,936
a
Crowdstrike Holdings, Inc., A ............................. United States 108,678 21,600,839
a,b
Gitlab , Inc., A ........................................ United States 229,994 11,023,612
a,c,d
HashiCorp , Inc. ....................................... United States 415,102 17,832,356
a
HashiCorp , Inc., A ..................................... United States 182,315 8,583,390
Intuit, Inc. ........................................... United States 194,652 81,510,525
Microsoft Corp. ....................................... United States 804,266 223,199,900
a,b
Monday.com Ltd. ...................................... United States 151,938 19,660,777
a
Paycom Software, Inc. ................................. United States 83,277 23,439,977
a
Salesforce, Inc. ....................................... United States 243,417 42,826,787
a
ServiceNow , Inc. ...................................... United States 259,633 124,130,537
a
Synopsys, Inc. ....................................... United States 168,634 48,362,545
a
Tyler Technologies, Inc. ................................. United States 60,783 23,991,658
a
Workday, Inc., A ...................................... United States 209,710 43,347,057
891,507,115
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. .......................................... United States 1,589,838 250,637,961
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., B ......................................... United States 388,186 48,406,794
Total Common Stocks (Cost $1,940,737,105) ....................................
4,318,729,594
Convertible Preferred Stocks 1.0%
Software 1.0%
a,c,d
Databricks , Inc., G .................................... United States 112,760 15,542,652
a,c,d
Lacework, Inc., D ..................................... United States 810,440 17,711,833
a,c,d
OneTrust LLC, C ...................................... United States 517,056 10,139,623
43,394,108
Total Convertible Preferred Stocks (Cost $50,470,099) ...........................
43,394,108
Preferred Stocks 1.4%
Commercial Services & Supplies 0.2%
a,c,d,e
Optoro , Inc., E ....................................... United States 556,026 9,587,680
a
Health Care Providers & Services 0.5%
a,c,d
Tempus Labs, Inc., F ................................... United States 504,854 17,452,358
a,c,d
Tempus Labs, Inc., G .................................. United States 126,131 4,360,238
21,812,596
Software 0.7%
a,c,d,e
ClearMotion , Inc., C ................................... United States 2,610,594 245,393
a,c,d,e
ClearMotion , Inc., D ................................... United States 3,698,772 379,231
a,c,d,e
Talkdesk , Inc., C ...................................... United States 1,753,060 26,669,323

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,c,d
Tanium, Inc., G ....................................... United States 805,800 $ 6,236,566
33,530,513
Total Preferred Stocks (Cost $59,298,189) ......................................
64,930,789
Warrants
Warrants 0.0%
Software 0.0%
a,c,d,e
ClearMotion , Inc., 2/01/49 ............................... United States 125,750 —
Total Warrants (Cost $–) ......................................................
—
Principal
Amount
*
Corporate Bonds 0.0%
†
c,d,e
ClearMotion , Inc. , 7% , 12/21/22 ........................... United States 251,500 301,800
Total Corporate Bonds (Cost $251,500) ........................................
301,800
Shares
a
Escrows and Litigation Trusts 0.0%
a,c
Proterra , Inc., Escrow Account ........................... United States 382,355 —
a,c
Wheels Up Experience, Inc., Escrow Account ................ United States 102,780 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,050,756,893) .............................
4,427,356,291
a
Short Term Investments 3.7%
a a
Country Shares
a
Value
a a
Money Market Funds 1.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 66,393,267 66,393,267
Total Money Market Funds (Cost $66,393,267) ..................................
66,393,267
a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 2.2%
Money Market Funds 2.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 98,247,070 98,247,070
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $98,247,070) ...........................................................
98,247,070
Total Short Term Investments (Cost $164,640,337 ) ...............................
164,640,337
a
Total Investments (Cost $2,215,397,230) 102.1% ................................
$4,591,996,628
Other Assets, less Liabilities (2.1)% ...........................................
(92,259,638)
Net Assets 100.0% ...........................................................
$4,499,736,990

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
See Abbreviations on page 85 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2022. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
See Note 10 regarding holdings of 5% voting securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.08 $18.85 $21.46 $23.01 $19.60
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.14) (0.18) (0.11) (0.15) (0.13)
Net realized and unrealized gains (losses) ........... (7.89) 14.24 (1.07) 2.86 3.96
Total from investment operations .................... (8.03) 14.06 (1.18) 2.71 3.83
Less distributions from:
Net realized gains ............................. (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of year ....................... $17.78 $30.08 $18.85 $21.46 $23.01
Total return
c
................................... (29.53)% 76.43% (6.25)% 16.06% 19.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 1.03% 1.07% 1.07% 1.11%
Expenses net of waiver and payments by affiliates
d
...... 1.03%
e
1.02% 1.06% 1.06% 1.10%
Net investment (loss) ............................ (0.54)% (0.69)% (0.51)% (0.68)% (0.61)%
Supplemental data
Net assets, end of year (000’s) ..................... $860,536 $1,244,591 $686,791 $713,442 $665,251
Portfolio turnover rate ............................ 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.57 $14.69 $17.15 $19.41 $16.71
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.25) (0.29) (0.21) (0.28) (0.25)
Net realized and unrealized gains (losses) ........... (5.68) 11.00 (0.82) 2.28 3.37
Total from investment operations .................... (5.93) 10.71 (1.03) 2.00 3.12
Less distributions from:
Net realized gains ............................. (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of year ....................... $12.37 $22.57 $14.69 $17.15 $19.41
Total return
c
................................... (30.07)% 75.13% (6.97)% 15.31% 18.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.78% 1.78% 1.82% 1.82% 1.86%
Expenses net of waiver and payments by affiliates
d
...... 1.78%
e
1.77% 1.81% 1.81% 1.85%
Net investment (loss) ............................ (1.31)% (1.43)% (1.26)% (1.43)% (1.36)%
Supplemental data
Net assets, end of year (000’s) ..................... $32,755 $86,394 $66,269 $90,513 $132,116
Portfolio turnover rate ............................ 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.76 $17.58 $20.15 $21.93 $18.74
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.19) (0.23) (0.15) (0.20) (0.17)
Net realized and unrealized gains (losses) ........... (7.20) 13.24 (0.99) 2.68 3.78
Total from investment operations .................... (7.39) 13.01 (1.14) 2.48 3.61
Less distributions from:
Net realized gains ............................. (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of year ....................... $16.10 $27.76 $17.58 $20.15 $21.93
Total return .................................... (29.71)% 75.96% (6.47)% 15.78% 19.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.28% 1.28% 1.32% 1.32% 1.36%
Expenses net of waiver and payments by affiliates
c
...... 1.28%
d
1.27% 1.31% 1.31% 1.35%
Net investment (loss) ............................ (0.79)% (0.93)% (0.76)% (0.93)% (0.86)%
Supplemental data
Net assets, end of year (000’s) ..................... $50,324 $79,314 $54,369 $74,634 $71,398
Portfolio turnover rate ............................ 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $34.14 $21.07 $23.73 $24.88 $21.06
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.04) (0.09) (0.02) (0.07) (0.03)
Net realized and unrealized gains (losses) ........... (9.10) 15.99 (1.21) 3.18 4.27
Total from investment operations .................... (9.14) 15.90 (1.23) 3.11 4.24
Less distributions from:
Net realized gains ............................. (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of year ....................... $20.73 $34.14 $21.07 $23.73 $24.88
Total return .................................... (29.26)% 77.13% (5.86)% 16.50% 20.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.65% 0.67% 0.67% 0.65%
Expenses net of waiver and payments by affiliates
c
...... 0.64% 0.64% 0.64% 0.64% 0.63%
Net investment (loss) ............................ (0.15)% (0.31)% (0.09)% (0.26)% (0.14)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,529,170 $2,149,795 $1,136,759 $1,084,442 $935,509
Portfolio turnover rate ............................ 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.43 $20.70 $23.37 $24.61 $20.88
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.08) (0.13) (0.06) (0.10) (0.08)
Net realized and unrealized gains (losses) ........... (8.89) 15.69 (1.18) 3.12 4.23
Total from investment operations .................... (8.97) 15.56 (1.24) 3.02 4.15
Less distributions from:
Net realized gains ............................. (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of year ....................... $20.19 $33.43 $20.70 $23.37 $24.61
Total return .................................... (29.34)% 76.86% (5.99)% 16.30% 19.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.78% 0.82% 0.82% 0.86%
Expenses net of waiver and payments by affiliates
c
...... 0.77% 0.77% 0.81% 0.81% 0.85%
Net investment (loss) ............................ (0.29)% (0.44)% (0.26)% (0.43)% (0.36)%
Supplemental data
Net assets, end of year (000’s) ..................... $433,191 $739,985 $428,155 $725,622 $713,135
Portfolio turnover rate ............................ 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2022
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.3%
Aerospace & Defense 3.9%
a
AAR Corp. .......................................... United States 805,100 $ 37,823,598
a
Axon Enterprise, Inc. ................................... United States 123,700 13,879,140
BWX Technologies, Inc. ................................ United States 800,600 41,567,152
a
Kratos Defense & Security Solutions, Inc. ................... United States 1,294,964 19,644,604
112,914,494
Airlines 2.2%
a
Allegiant Travel Co. .................................... United States 337,748 52,415,112
a
Wheels Up Experience, Inc. ............................. United States 3,984,449 12,152,570
64,567,682
Banks 2.4%
Pinnacle Financial Partners, Inc. .......................... United States 441,004 34,199,860
Western Alliance Bancorp ............................... United States 479,400 36,487,134
70,686,994
Biotechnology 7.0%
a
Alector , Inc. .......................................... United States 574,200 5,512,320
a
Arcutis Biotherapeutics , Inc. ............................. United States 354,000 7,147,260
a
Ascendis Pharma A/S, ADR ............................. Denmark 214,600 19,586,542
a,b
Cullinan Oncology, Inc. ................................. United States 422,200 4,141,782
a
Cytokinetics, Inc. ...................................... United States 317,000 12,638,790
a,b
Day One Biopharmaceuticals, Inc. ......................... United States 674,822 5,749,483
a
Dyne Therapeutics, Inc. ................................ United States 623,500 4,975,530
a
Global Blood Therapeutics, Inc. ........................... United States 475,400 14,594,780
a
Heron Therapeutics, Inc. ................................ United States 1,775,508 8,025,296
a
Insmed , Inc. ......................................... United States 1,086,100 23,861,617
a
Intellia Therapeutics, Inc. ................................ United States 114,900 5,633,547
a
Iovance Biotherapeutics , Inc. ............................. United States 1,165,300 17,654,295
a
Karuna Therapeutics, Inc. ............................... United States 107,900 12,026,534
a
Kura Oncology, Inc. .................................... United States 564,700 8,103,445
a
Mirati Therapeutics, Inc. ................................ United States 179,000 11,060,410
a
PTC Therapeutics, Inc. ................................. United States 973,400 34,390,222
a
Sutro Biopharma, Inc. .................................. United States 956,549 5,748,860
a
Twist Bioscience Corp. ................................. United States 118,362 3,413,560
204,264,273
Building Products 0.9%
a
Masonite International Corp. ............................. United States 325,400 25,225,008
Capital Markets 3.2%
Bridge Investment Group Holdings, Inc., A ................... United States 1,393,300 26,166,174
Evercore , Inc., A ...................................... United States 284,100 30,043,575
Houlihan Lokey , Inc. ................................... United States 453,300 37,755,357
93,965,106
Communications Equipment 0.9%
a
Viavi Solutions, Inc. .................................... United States 1,730,300 24,812,502
Construction & Engineering 2.4%
Arcosa , Inc. ......................................... United States 858,000 45,928,740
Granite Construction, Inc. ............................... United States 798,243 23,667,905
69,596,645
Diversified Consumer Services 0.6%
a,c
Nerdy, Inc. .......................................... United States 4,362,000 16,226,640

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 1.0%
Vontier Corp. ......................................... United States 1,077,800 $ 27,613,236
Equity Real Estate Investment Trusts (REITs) 2.8%
Pebblebrook Hotel Trust ................................ United States 1,160,400 28,336,968
Rexford Industrial Realty, Inc. ............................ United States 679,700 53,043,788
81,380,756
Food & Staples Retailing 1.5%
a
Performance Food Group Co. ............................ United States 897,900 44,221,575
Food Products 3.9%
a
Freshpet , Inc. ........................................ United States 391,800 36,574,530
a
Hostess Brands, Inc. ................................... United States 661,874 15,017,921
a
Nomad Foods Ltd. .................................... United Kingdom 930,600 17,178,876
a
Simply Good Foods Co. (The) ............................ United States 1,059,900 44,144,835
112,916,162
Health Care Equipment & Supplies 4.7%
a
CryoPort , Inc. ........................................ United States 154,600 3,487,776
a
Figs, Inc., A .......................................... United States 1,373,900 21,515,274
a
Haemonetics Corp. .................................... United States 382,100 19,361,007
a
Inari Medical, Inc. ..................................... United States 182,400 14,719,680
a
Integer Holdings Corp. ................................. United States 521,400 39,193,638
a
Neogen Corp. ........................................ United States 330,932 8,736,605
a
Nevro Corp. ......................................... United States 282,700 17,439,763
a
Pulmonx Corp. ....................................... United States 492,416 11,867,225
136,320,968
Health Care Providers & Services 2.9%
a
1Life Healthcare, Inc. .................................. United States 1,193,600 8,414,880
a
HealthEquity , Inc. ..................................... United States 686,816 42,802,373
a
Hims & Hers Health, Inc. ................................ United States 1,676,147 7,056,579
a
Privia Health Group, Inc. ................................ United States 1,170,700 25,743,693
84,017,525
Health Care Technology 3.3%
a
Certara , Inc. ......................................... United States 978,800 17,960,980
a
Inspire Medical Systems, Inc. ............................ United States 240,744 49,535,486
a
Phreesia , Inc. ........................................ United States 1,254,682 28,707,124
96,203,590
Hotels, Restaurants & Leisure 5.7%
a,b
Dutch Bros, Inc., A .................................... United States 278,400 13,299,168
a,b
Portillo's, Inc., A ...................................... United States 967,300 20,148,859
Red Rock Resorts, Inc., A ............................... United States 1,047,600 46,052,496
a,d,e
Sweetgreen , Inc. ...................................... United States 564,839 15,035,973
a,b
Sweetgreen , Inc., A .................................... United States 227,700 6,147,900
Texas Roadhouse, Inc. ................................. United States 428,100 35,245,473
a,b
Vacasa , Inc., A ....................................... United States 1,805,927 13,183,267
Wingstop , Inc. ........................................ United States 182,413 16,738,217
165,851,353
Household Durables 3.1%
a
M/I Homes, Inc. ....................................... United States 883,246 39,110,133
a
Sonos , Inc. .......................................... United States 698,000 15,928,360
a
Tri Pointe Homes, Inc. .................................. United States 1,670,300 34,525,101
89,563,594

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 0.5%
a,b
Rent the Runway, Inc., A ................................ United States 2,466,458 $ 15,637,344
IT Services 6.6%
a
BigCommerce Holdings, Inc., 1 ........................... United States 1,144,200 20,446,854
a
Cantaloupe, Inc. ...................................... United States 929,265 5,083,080
a
Flywire Corp. ........................................ United States 1,014,958 30,966,369
a
LiveRamp Holdings, Inc. ................................ United States 988,200 30,950,424
a
Marqeta , Inc., A ....................................... United States 2,213,715 20,587,549
a,c
Paymentus Holdings, Inc., A ............................. United States 1,667,900 27,620,424
a
Repay Holdings Corp. .................................. United States 1,100,500 14,724,690
a
Shift4 Payments, Inc., A ................................ United States 773,000 40,551,580
190,930,970
Life Sciences Tools & Services 0.5%
a,b
Codex DNA, Inc. ...................................... United States 913,758 3,380,905
a
NeoGenomics , Inc. .................................... United States 1,254,900 11,858,805
15,239,710
Machinery 3.4%
Kennametal, Inc. ...................................... United States 1,256,200 32,322,026
a
Proterra , Inc. ......................................... United States 4,668,643 28,992,273
a
RBC Bearings, Inc. .................................... United States 223,400 37,609,390
98,923,689
Personal Products 0.9%
a
BellRing Brands, Inc. ................................... United States 1,261,200 27,027,516
Pharmaceuticals 2.0%
a,c
EyePoint Pharmaceuticals, Inc. ........................... United States 1,725,700 19,500,410
a
Intra-Cellular Therapies, Inc. ............................. United States 335,200 16,964,472
a
Reata Pharmaceuticals, Inc., A ........................... United States 237,074 6,016,938
a
Revance Therapeutics, Inc. .............................. United States 971,692 15,916,315
58,398,135
Professional Services 1.0%
a
Legalzoom.com, Inc. ................................... United States 2,009,280 28,833,168
Semiconductors & Semiconductor Equipment 5.7%
a
Allegro MicroSystems , Inc. .............................. Japan 555,500 13,504,205
a
Lattice Semiconductor Corp. ............................. United States 709,300 34,074,772
a
Onto Innovation, Inc. ................................... United States 545,309 38,793,282
a
Semtech Corp. ....................................... United States 589,400 35,128,240
a
Silicon Laboratories, Inc. ................................ United States 95,200 12,843,432
a
SiTime Corp. ......................................... United States 187,412 31,592,041
165,935,972
Software 10.0%
a
Alkami Technology, Inc. ................................. United States 480,750 6,297,825
a
Alteryx , Inc., A ........................................ United States 234,700 15,067,740
a
Avalara, Inc. ......................................... United States 247,646 18,838,431
a
AvePoint , Inc. ........................................ United States 2,100,700 10,293,430
a
BTRS Holdings, Inc., 1 ................................. United States 2,103,900 14,138,208
a
CS Disco, Inc. ........................................ United States 955,820 29,353,232
a
Datto Holding Corp. ................................... United States 905,162 31,409,122
a
Duck Creek Technologies, Inc. ........................... United States 1,618,869 25,788,583
a
Envestnet , Inc. ....................................... United States 395,922 31,531,228
a,b
Freshworks , Inc., A .................................... United States 1,487,800 27,033,326
a,b
Monday.com Ltd. ...................................... United States 215,800 27,924,520

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a,b
Paycor HCM, Inc. ..................................... United States 1,596,400 $ 39,319,332
a
Q2 Holdings, Inc. ..................................... United States 274,400 14,194,712
291,189,689
Specialty Retail 5.7%
American Eagle Outfitters, Inc. ........................... United States 2,219,700 33,539,667
a
Boot Barn Holdings, Inc. ................................ United States 280,460 25,258,228
a
Five Below, Inc. ....................................... United States 277,200 43,548,120
Lithia Motors, Inc., A ................................... United States 44,726 12,663,272
a,b
MYT Netherlands Parent BV, ADR ......................... Germany 1,045,400 12,482,076
a,b
Petco Health & Wellness Co., Inc. ......................... United States 1,918,800 36,956,088
164,447,451
Textiles, Apparel & Luxury Goods 1.7%
a,b
Allbirds , Inc., A ....................................... United States 2,985,305 15,165,349
Steven Madden Ltd. ................................... United States 866,750 35,588,755
50,754,104
Trading Companies & Distributors 3.9%
a
Beacon Roofing Supply, Inc. ............................. United States 963,400 57,447,542
a
Univar Solutions, Inc. .................................. United States 1,898,132 55,273,604
112,721,146
Total Common Stocks (Cost $2,571,885,946) ....................................
2,740,386,997
Convertible Preferred Stocks 2.0%
Diversified Consumer Services 0.4%
a,d,e
Newsela , Inc., D ...................................... United States 709,046 12,627,000
a
Software 1.2%
a,d,e
Benchling , Inc., F ..................................... United States 382,306 6,824,162
a,d,e
Checkr , Inc., E ....................................... United States 462,963 26,388,891
33,213,053
Specialty Retail 0.4%
a,d,e
1661, Inc., F ......................................... United States 3,436,485 11,377,470
a
Total Convertible Preferred Stocks (Cost $72,500,003) ...........................
57,217,523
Preferred Stocks 0.8%
Auto Components 0.3%
a,d,e
Tula eTechnology , Inc. .................................. United States 361,111 —
a,d,e
Tula eTechnology , Inc., E ............................... United States 3,611,111 8,860,467
8,860,467
Commercial Services & Supplies 0.3%
a,c,d,e
Optoro , Inc., E ....................................... United States 554,878 9,567,885
a
Software 0.2%
a,c,d,e
ClearMotion , Inc., D ................................... United States 3,698,772 379,232
a,d,e
Smule , Inc., 144A, G ................................... United States 1,542,673 3,681,140
a,d,e
Smule , Inc., 144A, H ................................... United States 352,675 994,075
5,054,447
Total Preferred Stocks (Cost $41,519,989) ......................................
23,482,799

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
Software 0.0%
a,c,d,e
ClearMotion , Inc., 2/01/49 ............................... United States 312,500 $ —
Total Warrants (Cost $–) ......................................................
—
Principal
Amount
*
Corporate Bonds 0.0%
†
c,d,e
ClearMotion , Inc. , 7% , 12/21/22 ........................... United States 625,000 750,000
Total Corporate Bonds (Cost $625,000) ........................................
750,000
Shares
a
Escrows and Litigation Trusts 0.0%
a,d
Proterra , Inc., Escrow Account ........................... United States 344,921 —
a,d
Wheels Up Experience, Inc., Escrow Account ................ United States 88,098 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,686,530,938) .............................
2,821,837,319
a
Short Term Investments 5.4%
a a
Country Shares
a
Value
a a
Money Market Funds 2.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 69,092,890 69,092,890
Total Money Market Funds (Cost $69,092,890) ..................................
69,092,890
a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 3.0%
Money Market Funds 3.0%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 87,800,835 87,800,835
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $87,800,835) ...........................................................
87,800,835
Total Short Term Investments (Cost $156,893,725 ) ...............................
156,893,725
a
Total Investments (Cost $2,843,424,663) 102.5% ................................
$2,978,731,044
Other Assets, less Liabilities (2.5)% ...........................................
(72,755,352)
Net Assets 100.0% ...........................................................
$2,905,975,692

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
See Abbreviations on page 85.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2022. See Note 1(c).
c
See Note 10 regarding holdings of 5% voting securities.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 9 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
0
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $49.66 $32.15 $37.17 $36.07 $34.35
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.25) (0.24) (0.07) (0.09) (0.15)
Net realized and unrealized gains (losses) ........... (9.42) 21.89 1.24 5.33 4.97
Total from investment operations .................... (9.67) 21.65 1.17 5.24 4.82
Less distributions from:
Net realized gains ............................. (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of year ....................... $33.07 $49.66 $32.15 $37.17 $36.07
Total return
c
................................... (22.83)% 68.37% 2.97% 17.43% 14.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 0.86% 0.88% 0.88% 1.02%
Expenses net of waiver and payments by affiliates
d
...... 0.84% 0.85% 0.87% 0.87% 1.00%
Net investment (loss) ............................ (0.54)% (0.54)% (0.21)% (0.25)% (0.41)%
Supplemental data
Net assets, end of year (000’s) ..................... $3,019,703 $4,217,167 $2,515,801 $2,684,131 $2,262,471
Portfolio turnover rate ............................ 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.98 $19.41 $24.98 $25.84 $25.59
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.32) (0.33) (0.22) (0.26) (0.31)
Net realized and unrealized gains (losses) ........... (4.54) 13.04 0.84 3.54 3.66
Total from investment operations .................... (4.86) 12.71 0.62 3.28 3.35
Less distributions from:
Net realized gains ............................. (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of year ....................... $16.20 $27.98 $19.41 $24.98 $25.84
Total return
c
................................... (23.43)% 67.11% 2.14% 16.68% 13.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.60% 1.61% 1.63% 1.63% 1.77%
Expenses net of waiver and payments by affiliates
d
...... 1.59% 1.60% 1.62% 1.62% 1.75%
Net investment (loss) ............................ (1.29)% (1.28)% (0.96)% (1.00)% (1.16)%
Supplemental data
Net assets, end of year (000’s) ..................... $110,596 $198,713 $138,940 $173,334 $334,769
Portfolio turnover rate ............................ 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $43.32 $28.45 $33.66 $33.15 $31.87
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.32) (0.30) (0.14) (0.16) (0.22)
Net realized and unrealized gains (losses) ........... (7.97) 19.31 1.12 4.81 4.60
Total from investment operations .................... (8.29) 19.01 0.98 4.65 4.38
Less distributions from:
Net realized gains ............................. (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of year ....................... $28.11 $43.32 $28.45 $33.66 $33.15
Total return .................................... (23.00)% 67.96% 2.69% 17.17% 14.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.10% 1.12% 1.12% 1.26%
Expenses net of waiver and payments by affiliates
c
...... 1.09% 1.09% 1.11% 1.11% 1.24%
Net investment (loss) ............................ (0.79)% (0.78)% (0.45)% (0.49)% (0.65)%
Supplemental data
Net assets, end of year (000’s) ..................... $38,761 $60,264 $40,997 $50,721 $70,692
Portfolio turnover rate ............................ 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $58.24 $37.12 $41.83 $39.91 $37.51
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.10) (0.10) 0.07 0.05 0.05
Net realized and unrealized gains (losses) ........... (11.38) 25.36 1.41 6.01 5.45
Total from investment operations .................... (11.48) 25.26 1.48 6.06 5.50
Less distributions from:
Net realized gains ............................. (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of year ....................... $39.84 $58.24 $37.12 $41.83 $39.91
Total return .................................... (22.57)% 68.95% 3.40% 17.82% 14.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.52% 0.52% 0.50%
Expenses net of waiver and payments by affiliates
c
...... 0.50% 0.49% 0.48% 0.49% 0.47%
Net investment income (loss) ...................... (0.19)% (0.19)% 0.18% 0.13% 0.12%
Supplemental data
Net assets, end of year (000’s) ..................... $540,509 $648,078 $224,341 $259,053 $275,835
Portfolio turnover rate ............................ 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $56.79 $36.30 $41.09 $39.33 $37.11
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.15) (0.14) 0.02 0.01 (0.06)
Net realized and unrealized gains (losses) ........... (11.04) 24.77 1.38 5.89 5.38
Total from investment operations .................... (11.19) 24.63 1.40 5.90 5.32
Less distributions from:
Net realized gains ............................. (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of year ....................... $38.68 $56.79 $36.30 $41.09 $39.33
Total return .................................... (22.65)% 68.77% 3.26% 17.67% 14.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.61% 0.63% 0.63% 0.77%
Expenses net of waiver and payments by affiliates
c
...... 0.59% 0.60% 0.62% 0.62% 0.75%
Net investment income (loss) ...................... (0.28)% (0.29)% 0.04% —%
d
(0.16)%
Supplemental data
Net assets, end of year (000’s) ..................... $532,573 $552,987 $302,329 $355,141 $520,842
Portfolio turnover rate ............................ 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2022
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.9%
Aerospace & Defense 1.4%
a
TransDigm Group, Inc. ................................. United States 103,900 $ 61,800,759
Airlines 1.3%
a
Delta Air Lines, Inc. .................................... United States 1,247,300 53,671,319
Banks 1.0%
a
SVB Financial Group ................................... United States 83,800 40,864,232
Biotechnology 2.6%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 168,300 22,456,269
a
Horizon Therapeutics plc ................................ United States 398,200 39,246,592
a
Neurocrine Biosciences, Inc. ............................. United States 141,000 12,694,230
a
PTC Therapeutics, Inc. ................................. United States 462,700 16,347,191
a
Seagen , Inc. ......................................... United States 160,700 21,053,307
111,797,589
Building Products 1.0%
Trane Technologies plc ................................. United States 298,100 41,701,209
Capital Markets 3.7%
Ares Management Corp. ................................ United States 629,400 41,678,867
MarketAxess Holdings, Inc. .............................. United States 122,200 32,213,142
MSCI, Inc. ........................................... United States 145,500 61,291,875
Tradeweb Markets, Inc., A ............................... United States 293,300 20,880,027
156,063,911
Commercial Services & Supplies 1.1%
Republic Services, Inc. ................................. United States 344,800 46,296,296
Communications Equipment 1.2%
a
Arista Networks, Inc. ................................... United States 455,000 52,584,350
Containers & Packaging 1.9%
Avery Dennison Corp. .................................. United States 266,300 48,093,780
Ball Corp. ........................................... United States 406,000 32,950,960
81,044,740
Electrical Equipment 2.3%
a
Generac Holdings, Inc. ................................. United States 196,200 43,042,356
Rockwell Automation, Inc. ............................... United States 212,900 53,793,443
96,835,799
Electronic Equipment, Instruments & Components 2.9%
Cognex Corp. ........................................ United States 529,000 35,776,270
a
Keysight Technologies, Inc. .............................. United States 279,700 39,233,519
a
Zebra Technologies Corp., A ............................. United States 128,200 47,390,412
122,400,201
Entertainment 0.3%
a
Roku, Inc. ........................................... United States 120,278 11,173,826
Equity Real Estate Investment Trusts (REITs) 2.8%
Equity LifeStyle Properties, Inc. ........................... United States 437,400 33,802,272
SBA Communications Corp. ............................. United States 154,600 53,663,206
Terreno Realty Corp. ................................... United States 449,800 32,722,950
120,188,428
Food Products 0.8%
a
Freshpet , Inc. ........................................ United States 345,800 32,280,430

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 5.1%
a
Dexcom , Inc. ......................................... United States 128,114 $ 52,344,818
a
Figs, Inc., A .......................................... United States 528,700 8,279,442
a
IDEXX Laboratories, Inc. ................................ United States 191,500 82,436,920
a
Inari Medical, Inc. ..................................... United States 302,900 24,444,030
a
Insulet Corp. ......................................... United States 202,800 48,467,172
215,972,382
Health Care Providers & Services 1.3%
a
Guardant Health, Inc. .................................. United States 531,400 32,787,380
a
HealthEquity , Inc. ..................................... United States 365,700 22,790,424
55,577,804
Health Care Technology 1.8%
a
Certara , Inc. ......................................... United States 584,800 10,731,080
a
Veeva Systems, Inc., A ................................. United States 359,100 65,338,245
76,069,325
Hotels, Restaurants & Leisure 6.2%
a
Chipotle Mexican Grill, Inc. .............................. United States 58,600 85,298,746
Darden Restaurants, Inc. ............................... United States 347,300 45,749,829
a
DraftKings , Inc., A ..................................... United States 312,055 4,268,913
a
Expedia Group, Inc. ................................... United States 299,900 52,407,525
Vail Resorts, Inc. ...................................... United States 169,600 43,105,536
a
Wynn Resorts Ltd. .................................... United States 474,400 33,435,712
264,266,261
Household Durables 1.1%
a
NVR, Inc. ........................................... United States 10,600 46,387,826
Interactive Media & Services 1.4%
a
Match Group, Inc. ..................................... United States 558,259 44,186,200
a
Pinterest, Inc., A ...................................... United States 785,800 16,124,616
60,310,816
Internet & Direct Marketing Retail 0.4%
a
Etsy, Inc. ............................................ United States 172,400 16,065,956
IT Services 4.4%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 12,600 21,132,893
a
Cloudflare , Inc., A ..................................... United States 490,200 42,225,828
a
Marqeta , Inc., A ....................................... United States 1,288,636 11,984,315
a
MongoDB, Inc. ....................................... United States 128,100 45,466,533
a
Okta , Inc. ........................................... United States 384,500 45,874,695
a
Snowflake, Inc., A ..................................... United States 118,400 20,298,496
186,982,760
Leisure Products 1.9%
a,c,d
Fanatics Holdings, Inc. ................................. United States 793,714 52,848,244
a
YETI Holdings, Inc. .................................... United States 560,000 27,367,200
80,215,444
Life Sciences Tools & Services 5.6%
a
10X Genomics, Inc., A .................................. United States 359,800 17,184,048
a
Avantor , Inc. ......................................... United States 1,535,500 48,951,740
Bio- Techne Corp. ..................................... United States 149,800 56,877,562
a
Mettler -Toledo International, Inc. .......................... United States 50,600 64,643,018

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........................ United States 162,200 $ 51,102,732
238,759,100
Machinery 1.4%
IDEX Corp. .......................................... United States 148,900 28,264,198
a
Proterra , Inc. ......................................... United States 1,823,855 11,326,140
Stanley Black & Decker, Inc. ............................. United States 169,500 20,365,425
59,955,763
Oil, Gas & Consumable Fuels 0.7%
Coterra Energy, Inc. ................................... United States 1,054,900 30,370,571
Personal Products 1.0%
a
BellRing Brands, Inc. ................................... United States 1,290,100 27,646,843
a
Olaplex Holdings, Inc. .................................. United States 907,800 13,344,660
40,991,503
Pharmaceuticals 1.3%
a
Catalent , Inc. ........................................ United States 291,400 26,389,184
a
Jazz Pharmaceuticals plc ............................... United States 169,800 27,205,356
53,594,540
Professional Services 3.1%
a
CoStar Group, Inc. .................................... United States 1,257,200 79,983,064
TransUnion .......................................... United States 601,700 52,660,784
132,643,848
Road & Rail 2.5%
a
Lyft, Inc., A .......................................... United States 1,114,000 36,316,400
Old Dominion Freight Line, Inc. ........................... United States 248,450 69,595,814
105,912,214
Semiconductors & Semiconductor Equipment 5.3%
a
Allegro MicroSystems , Inc. .............................. Japan 182,741 4,442,434
Entegris , Inc. ......................................... United States 414,100 46,126,599
a,e
GLOBALFOUNDRIES, Inc. .............................. United States 183,400 9,589,986
a
Lattice Semiconductor Corp. ............................. United States 723,314 34,748,004
Monolithic Power Systems, Inc. ........................... United States 126,100 49,461,464
a
Semtech Corp. ....................................... United States 533,563 31,800,355
a
SiTime Corp. ......................................... United States 284,514 47,960,525
224,129,367
Software 16.3%
a
Alkami Technology, Inc. ................................. United States 752,500 9,857,750
a
ANSYS, Inc. ......................................... United States 255,300 70,383,657
a
Arteris , Inc. .......................................... United States 908,100 10,706,499
a
Avalara, Inc. ......................................... United States 491,300 37,373,191
a
Bill.com Holdings, Inc. .................................. United States 224,633 38,347,099
a
Black Knight, Inc. ..................................... United States 564,877 37,163,258
a
Crowdstrike Holdings, Inc., A ............................. United States 341,300 67,836,788
a
Datadog , Inc., A ...................................... United States 180,700 21,824,946
a
DocuSign, Inc. ....................................... United States 520,200 42,136,200
a
Duck Creek Technologies, Inc. ........................... United States 1,092,416 17,402,187
a
HubSpot , Inc. ........................................ United States 115,000 43,634,450
a,e
Monday.com Ltd. ...................................... United States 156,000 20,186,400
a
Palo Alto Networks, Inc. ................................ United States 148,300 83,237,824
a
Paylocity Holding Corp. ................................. United States 240,600 45,624,978
a
Synopsys, Inc. ....................................... United States 363,400 104,219,486

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Zscaler , Inc. ......................................... United States 210,000 $ 42,575,400
692,510,113
Specialty Retail 4.4%
a
Burlington Stores, Inc. .................................. United States 224,600 45,719,576
a
Five Below, Inc. ....................................... United States 320,700 50,381,970
a
Petco Health & Wellness Co., Inc. ......................... United States 1,264,100 24,346,566
Tractor Supply Co. .................................... United States 335,800 67,646,910
188,095,022
Textiles, Apparel & Luxury Goods 2.6%
a
Allbirds , Inc., A ....................................... United States 1,408,980 7,157,618
Levi Strauss & Co., A .................................. United States 1,030,400 18,660,544
a
Lululemon Athletica , Inc. ................................ United States 233,600 82,841,568
108,659,730
Trading Companies & Distributors 1.8%
Fastenal Co. ......................................... United States 1,372,900 75,935,099
Total Common Stocks (Cost $3,347,099,967) ....................................
3,982,108,533
Convertible Preferred Stocks 1.4%
Diversified Consumer Services 0.2%
a,c,d
Newsela , Inc., D ...................................... United States 423,782 7,546,894
a
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d,f
Phononic Devices, Inc. ................................. United States 513,050 1,605,117
a
Software 1.2%
a,c,d
Benchling , Inc., F ..................................... United States 347,106 6,195,842
a,c,d
Blaize , Inc., D ........................................ United States 1,948,384 16,733,295
a,c,d
Databricks , Inc., G .................................... United States 75,943 10,467,857
a,c,d
OneTrust LLC, C ...................................... United States 767,526 15,051,415
48,448,409
Total Convertible Preferred Stocks (Cost $69,181,596) ...........................
57,600,420
Preferred Stocks 0.1%
Semiconductors & Semiconductor Equipment 0.1%
a,c,d,f
Phononic Devices, Inc., F ............................... United States 2,970,061 6,044,404
a
Total Preferred Stocks (Cost $7,499,998) .......................................
6,044,404
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,c,d
Blaize , Inc., D, 2/28/24 ................................. United States 260,815 67,020
Total Warrants (Cost $–) ......................................................
67,020

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.1%
Software 0.1%
c,d
Blaize , Inc. , D , 10% , 8/24/23 ............................. United States 4,725,000 $ 4,725,000
Total Corporate Bonds (Cost $4,725,000) .......................................
4,725,000
g
Senior Floating Rate Interests 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
c,d,f,h,i
Phononic , Inc. ,
Advance Term Loan, B, 12%, PIK, (3-month USD LIBOR), 7/31/26 United States 128,884 112,590
Advance Term Loan, D, 12%, PIK, (3-month USD LIBOR),
12/01/25 .......................................... United States 307,736 266,507
Term Loan, A, 12%, PIK, (3-month USD LIBOR), 1/17/24 ...... United States 626,697 568,451
Term Loan, C, 12%, PIK, (3-month USD LIBOR), 8/25/24 ...... United States 124,845 108,823
1,056,371
a a a a a a
Total Senior Floating Rate Interests (Cost $1,169,277) ...........................
1,056,371
Shares
a
Escrows and Litigation Trusts 0.0%
a,c
Proterra , Inc., Escrow Account ........................... United States 134,477 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $3,429,675,838) .............................
4,051,601,748
a
Short Term Investments 5.1%
a a
Country Shares
a
Value
a a
Money Market Funds 4.6%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 195,919,198 195,919,198
Total Money Market Funds (Cost $195,919,198) .................................
195,919,198
a a a a
l
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 22,421,425 22,421,425
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $22,421,425) ...........................................................
22,421,425
Total Short Term Investments (Cost $218,340,623 ) ...............................
218,340,623
a
Total Investments (Cost $3,648,016,461) 100.6% ................................
$4,269,942,371
Other Assets, less Liabilities (0.6)% ...........................................
(27,800,354)
Net Assets 100.0% ...........................................................
$4,242,142,017

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
See Abbreviations on page 85 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the value of this security was
$21,132,893, representing 0.5% of net assets.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
A portion or all of the security is on loan at April 30, 2022. See Note 1(c).
f
See Note 10 regarding holdings of 5% voting securities.
g
See Note 1(d) regarding senior floating rate interests.
h
Income may be received in additional securities and/or cash.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,012,544,847 $2,561,533,855 $3,421,006,516
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................. 202,852,383 281,890,808 227,009,945
Value - Unaffiliated issuers (Includes securities loaned of $91,307,481,
$83,232,797 and $20,431,418, respectively) ................... $4,390,172,864 $2,747,792,728 $4,042,895,856
Value - Non-controlled affiliates (Note 3 f and 10 ) ................ 201,823,764 230,938,316 227,046,515
Cash .................................................. — — 54,423
Receivables:
Investment securities sold (Includes securities loaned of $–, $130,296 and $–, respectively) ..................................... — 24,533,424 59,067,175
Capital shares sold ...................................... 12,993,966 3,738,886 2,717,484
Dividends and interest ................................... 620,133 561,741 903,695
Due from custodian ...................................... 219,375 2,223,000 —
Total assets ........................................ 4,605,830,102 3,009,788,095 4,332,685,148
Liabilities:
Payables:
Investment securities purchased ............................ — 8,091,261 59,385,858
Capital shares redeemed ................................. 3,783,614 3,255,223 5,167,562
Management fees ....................................... 2,157,042 1,567,409 1,705,539
Distribution fees ........................................ 889,724 244,605 798,399
Transfer agent fees ...................................... 535,378 468,739 707,912
Trustees' fees and expenses ............................... 6,511 3,125 1,653
Payable upon return of securities loaned (Note 1 c ) ................ 98,466,445 90,023,835 22,421,425
Accrued expenses and other liabilities ......................... 254,398 158,206 354,783
Total liabilities ....................................... 106,093,112 103,812,403 90,543,131
Net assets, at value ............................... $4,499,736,990 $2,905,975,692 $4,242,142,017
Net assets consist of:
Paid-in capital ........................................... $1,969,831,588 $2,703,390,277 $3,618,106,596
Total distributable earnings (losses) ........................... 2,529,905,402 202,585,415 624,035,421
Net assets, at value ............................... $4,499,736,990 $2,905,975,692 $4,242,142,017

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $3,215,833,614 $860,535,544 $3,019,702,791
Shares outstanding ...................................... 74,545,624 48,407,168 91,309,007
Net asset value per share
a
................................ $43.14 $17.78 $33.07
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $45.65 $18.81 $34.99
Class C:
Net assets, at value ..................................... $158,895,449 $32,754,570 $110,596,417
Shares outstanding ...................................... 4,881,711 2,647,571 6,826,421
Net asset value and maximum offering price per share
a
........... $32.55 $12.37 $16.20
Class R:
Net assets, at value ..................................... $27,009,143 $50,324,262 $38,761,069
Shares outstanding ...................................... 674,248 3,126,504 1,378,685
Net asset value and maximum offering price per share ........... $40.06 $16.10 $28.11
Class R6:
Net assets, at value ..................................... $461,475,242 $1,529,170,137 $540,508,551
Shares outstanding ...................................... 9,420,752 73,781,929 13,567,219
Net asset value and maximum offering price per share ........... $48.98 $20.73 $39.84
Advisor Class:
Net assets, at value ..................................... $636,523,542 $433,191,179 $532,573,189
Shares outstanding ...................................... 13,242,069 21,452,702 13,770,360
Net asset value and maximum offering price per share ........... $48.07 $20.19 $38.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $12,733, $– and $–, respectively)
Unaffiliated issuers ...................................... $18,031,668 $15,513,408 $15,734,160
Non-controlled affiliates (Note 3 f a nd 10 ) ...................... 6,268 9,529 21,410
Interest:
Unaffiliated issuers ...................................... — — 39,530
Non-controlled affiliates (Note 3 f and 10 ) ...................... 6,357 15,799 123,312
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 5,608,332 3,448,826 964,214
Non-controlled affiliates (Note 3 f ) ........................... 11,533 16,056 5,238
Total investment income ................................. 23,664,158 19,003,618 16,887,864
Expenses:
Management fees (Note 3 a ) ................................. 30,789,220 23,028,413 25,290,685
Distribution fees: (Note 3c )
    Class A .............................................. 10,530,702 2,848,779 10,094,319
    Class C .............................................. 2,367,400 604,531 1,646,722
    Class R .............................................. 190,797 332,355 269,547
Transfer agent fees: (Note 3e )
    Class A .............................................. 4,236,799 1,934,751 5,058,570
    Class C .............................................. 239,807 102,758 206,895
    Class R .............................................. 38,457 112,919 67,584
    Class R6 ............................................. 144,974 642,700 281,394
    Advisor Class .......................................... 737,161 1,034,063 780,257
Custodian fees (Note 4 ) .................................... 31,167 45,490 30,519
Reports to shareholders fees ................................ 252,973 187,713 351,611
Registration and filing fees .................................. 187,469 149,239 224,179
Professional fees ......................................... 198,721 172,573 132,173
Trustees' fees and expenses ................................ 59,759 38,889 52,767
Other .................................................. 185,838 138,549 147,923
Total expenses ....................................... 50,191,244 31,373,722 44,635,145
Expense reductions (Note 4 ) ............................. (1,386) (6) (178)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (139,736) (241,422) (314,074)
Net expenses ....................................... 50,050,122 31,132,294 44,320,893
Net investment income (loss) .......................... (26,385,964) (12,128,676) (27,433,029)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 403,329,145 202,551,180 265,521,246
Non-controlled affiliates (Note 3 f and 10 ) .................... (8,787,832) (108,266) —
Foreign currency transactions .............................. (6,807) — (61,222)
Net realized gain (loss) ................................ 394,534,506 202,442,914 265,460,024
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (1,224,805,022) (1,379,495,740) (1,513,535,947)
Non-controlled affiliates (Note 3 f and 10 ) .................... (25,495,981) (54,858,926) (4,777,827)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — (13,075)
Net change in unrealized appreciation (depreciation) .......... (1,250,301,003) (1,434,354,666) (1,518,326,849)
Net realized and unrealized gain (loss) .......................... (855,766,497) (1,231,911,752) (1,252,866,825)
Net increase (decrease) in net assets resulting from operations ........ $(882,152,461) $(1,244,040,428) $(1,280,299,854)

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(26,385,964) $(24,853,214) $(12,128,676) $(16,528,767)
Net realized gain (loss) ............ 394,534,506 562,319,554 202,442,914 795,665,077
Net change in unrealized appreciation
(depreciation) ................. (1,250,301,003) 1,438,216,506 (1,434,354,666) 1,041,322,646
Net increase (decrease) in net
assets resulting from operations . (882,152,461) 1,975,682,846 (1,244,040,428) 1,820,458,956
Distributions to shareholders:
Class A ........................ (359,718,850) (224,148,602) (181,623,574) (104,691,979)
Class C ........................ (24,116,585) (19,547,939) (11,157,943) (10,525,678)
Class R ........................ (3,445,814) (2,400,189) (11,001,401) (8,100,192)
Class R6 ....................... (45,124,223) (26,531,757) (275,811,029) (155,392,084)
Advisor Class ................... (60,941,142) (30,835,998) (86,977,922) (58,222,612)
Total distributions to shareholders ..... (493,346,614) (303,464,485) (566,571,869) (336,932,545)
Capital share transactions: (Note 2 )
Class A ........................ (6,279,016) 101,012,799 167,442,730 134,170,863
Class C ........................ (67,672,792) (20,254,399) (24,866,698) (13,257,685)
Class R ........................ (4,737,474) (3,158,368) 3,295,454 (5,585,640)
Class R6 ....................... 33,819,307 17,769,683 295,833,158 287,293,924
Advisor Class ................... 189,846,207 (19,471,444) (25,196,039) 41,589,751
Total capital share transactions ....... 144,976,232 75,898,271 416,508,605 444,211,213
Net increase (decrease) in net
assets ..................... (1,230,522,843) 1,748,116,632 (1,394,103,692) 1,927,737,624
Net assets:
Beginning of year .................. 5,730,259,833 3,982,143,201 4,300,079,384 2,372,341,760
End of year ...................... $4,499,736,990 $5,730,259,833 $2,905,975,692 $4,300,079,384

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
Franklin Small-Mid Cap Growth Fund
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(27,433,029) $(23,956,403)
Net realized gain (loss) ................................................. 265,460,024 979,421,933
Net change in unrealized appreciation (depreciation) ........................... (1,518,326,849) 1,272,155,703
Net increase (decrease) in net assets resulting from operations ................ (1,280,299,854) 2,227,621,233
Distributions to shareholders:
Class A ............................................................. (568,582,110) (322,775,473)
Class C ............................................................. (38,633,049) (26,786,941)
Class R ............................................................. (8,635, 560) (5,438,863)
Class R6 ............................................................ (85,137,628) (33,885,852)
Advisor Class ........................................................ (83,955,454) (37,430,317)
Total distributions to shareholders .......................................... (784,943,801) (426,317,446)
Capital share transactions: (Note 2 )
Class A ............................................................. 274,759,286 312,835,788
Class C ............................................................. (15,778,928) (1,290,198)
Class R ............................................................. (1,091,727) (1,603,654)
Class R6 ............................................................ 143,151,443 275,615,792
Advisor Class ........................................................ 229,136,029 67,940,915
Total capital share transactions ............................................ 630,176,103 653,498,643
Net increase (decrease) in net assets ................................... (1,435,067,552) 2,454,802,430
Net assets:
Beginning of year ....................................................... 5,677,209,569 3,222,407,139
End of year ........................................................... $4,242,142,017 $5,677,209,569

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares:  Class
A, Class C, Class R, Class R6, and Advisor Class. Effective
August 2, 2021, Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to Class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt generally trade in the OTC market rather than on
a securities exchange. The Funds' pricing services use
multiple valuation techniques to determine fair value. In
instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or
uninvested cash as included in due from custodian in the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 3 0 , 202 2 , there were an unlimited number of shares authorized (without par value) . Transactions in the
Funds' shares were as follows:
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2022
Shares sold
a
................................... 6,890,606 $396,777,803 9,253,728 $238,990,129
Shares issued in reinvestment of distributions .......... 6,082,227 350,944,784 7,947,202 176,427,893
Shares redeemed ............................... (13,159,714) (754,001,603) (10,164,246) (247,975,292)
Net increase (decrease) .......................... (186,881) $(6,279,016) 7,036,684 $167,442,730
Year ended April 30, 2021
Shares sold
a
................................... 9,852,737 $499,219,179 9,833,490 $259,856,939
Shares issued in reinvestment of distributions .......... 4,067,652 210,907,495 3,766,883 100,952,866
Shares redeemed ............................... (12,009,751) (609,113,875) (8,666,706) (226,638,942)
Net increase (decrease) .......................... 1,910,638 $101,012,799 4,933,667 $134,170,863
Class C
Class C Shares:
Year ended April 30, 2022
Shares sold ................................... 806,835 $35,542,381 365,784 $6,912,044
Shares issued in reinvestment of distributions .......... 550,017 24,013,761 717,415 11,112,762
Shares redeemed
a
.............................. (2,830,083) (127,228,934) (2,263,971) (42,891,504)
Net increase (decrease) .......................... (1,473,231) $(67,672,792) (1,180,772) $(24,866,698)
Year ended April 30, 2021
Shares sold ................................... 1,472,577 $59,035,199 563,562 $11,698,529
Shares issued in reinvestment of distributions .......... 479,347 19,437,795 519,218 10,467,435
Shares redeemed
a
.............................. (2,454,585) (98,727,393) (1,764,756) (35,423,649)
Net increase (decrease) .......................... (502,661) $(20,254,399) (681,976) $(13,257,685)
Class R
1. Organization and Significant Accounting Policies
(continued)

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Notes to Financial Statements

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Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class R Shares:
Year ended April 30, 2022
Shares sold ................................... 76,942 $3,980,274 551,504 $11,946,416
Shares issued in reinvestment of distributions .......... 64,252 3,445,813 546,789 11,001,401
Shares redeemed ............................... (233,672) (12,163,561) (828,577) (19,652,363)
Net increase (decrease) .......................... (92,478) $(4,737,474) 269,716 $3,295,454
Year ended April 30, 2021
Shares sold ................................... 171,266 $8,043,810 717,438 $17,477,893
Shares issued in reinvestment of distributions .......... 49,285 2,395,755 327,026 8,093,887
Shares redeemed ............................... (286,132) (13,597,933) (1,280,988) (31,157,420)
Net increase (decrease) .......................... (65,581) $(3,158,368) (236,524) $(5,585,640)
Class R6
Class R6 Shares:
Year ended April 30, 2022
Shares sold ................................... 1,240,329 $80,658,673 18,516,718 $540,887,626
Shares issued in reinvestment of distributions .......... 492,336 32,218,482 9,701,881 250,696,604
Shares redeemed ............................... (1,254,887) (79,057,848) (17,399,202) (495,751,072)
Net increase (decrease) .......................... 477,778 $33,819,307 10,819,397 $295,833,158
Year ended April 30, 2021
Shares sold ................................... 1,780,597 $101,176,664 18,333,285 $556,812,453
Shares issued in reinvestment of distributions .......... 330,490 19,184,931 4,628,874 140,578,888
Shares redeemed ............................... (1,883,548) (102,591,912) (13,948,785) (410,097,417)
Net increase (decrease) .......................... 227,539 $17,769,683 9,013,374 $287,293,924
Advisor Class
Advisor Class Shares:
Year ended April 30, 2022
Shares sold ................................... 4,816,438 $312,058,174 4,892,787 $136,887,334
Shares issued in reinvestment of distributions .......... 934,701 60,035,832 2,985,266 75,198,838
Shares redeemed ............................... (2,885,831) (182,247,799) (8,558,404) (237,282,211)
Net increase (decrease) .......................... 2,865,308 $189,846,207 (680,351) $(25,196,039)
Year ended April 30, 2021
Shares sold ................................... 1,388,593 $77,802,045 8,029,152 $230,742,875
Shares issued in reinvestment of distributions .......... 529,809 30,257,387 1,670,035 49,683,553
Shares redeemed ............................... (2,340,525) (127,530,876) (8,252,648) (238,836,677)
Net increase (decrease) .......................... (422,123) $(19,471,444) 1,446,539 $41,589,751
2. Shares of Beneficial Interest
(continued)

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Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class A
Class A Shares:
Year ended April 30, 2022
Shares sold
a
................................... 10,434,368 $484,680,273
Shares issued in reinvestment of distributions .......... 12,690,378 554,315,810
Shares redeemed ............................... (16,735,087) (764,236,797)
Net increase (decrease) .......................... 6,389,659 $274,759,286
Year ended April 30, 2021
Shares sold
a
................................... 13,207,103 $591,860,878
Shares issued in reinvestment of distributions .......... 6,654,125 306,156,283
Shares redeemed ............................... (13,188,883) (585,181,373)
Net increase (decrease) .......................... 6,672,345 $312,835,788
Class C
Class C Shares:
Year ended April 30, 2022
Shares sold ................................... 1,058,316 $25,966,238
Shares issued in reinvestment of distributions .......... 1,792,755 38,472,525
Shares redeemed
a
.............................. (3,125,852) (80,217,691)
Net increase (decrease) .......................... (274,781) $(15,778,928)
Year ended April 30, 2021
Shares sold ................................... 1,554,802 $40,817,005
Shares issued in reinvestment of distributions .......... 1,025,860 26,672,329
Shares redeemed
a
.............................. (2,636,417) (68,779,532)
Net increase (decrease) .......................... (55,755) $(1,290,198)
Class R
Class R Shares:
Year ended April 30, 2022
Shares sold ................................... 216,423 $8,644,434
Shares issued in reinvestment of distributions .......... 231,763 8,610,007
Shares redeemed ............................... (460,531) (18,346,168)
Net increase (decrease) .......................... (12,345) $(1,091,727)
Year ended April 30, 2021
Shares sold ................................... 395,867 $15,543,080
Shares issued in reinvestment of distributions .......... 134,671 5,411,097
Shares redeemed ............................... (580,286) (22,557,831)
Net increase (decrease) .......................... (49,748) $(1,603,654)
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class R6 Shares:
Year ended April 30, 2022
Shares sold ................................... 5,242,939 $288,735,264
Shares issued in reinvestment of distributions .......... 1,465,418 77,007,708
Shares redeemed ............................... (4,268,611) (222,591,529)
Net increase (decrease) .......................... 2,439,746 $143,151,443
Year ended April 30, 2021
Shares sold ................................... 6,958,014 $373,028,400
Shares issued in reinvestment of distributions .......... 574,433 30,956,221
Shares redeemed ............................... (2,449,090) (128,368,829)
Net increase (decrease) .......................... 5,083,357 $275,615,792
Advisor Class
Advisor Class Shares:
Year ended April 30, 2022
Shares sold ................................... 5,277,785 $293,020,383
Shares issued in reinvestment of distributions .......... 1,600,230 81,659,747
Shares redeemed ............................... (2,845,020) (145,544,101)
Net increase (decrease) .......................... 4,032,995 $229,136,029
Year ended April 30, 2021
Shares sold ................................... 2,877,964 $141,845,420
Shares issued in reinvestment of distributions .......... 683,685 35,941,325
Shares redeemed ............................... (2,153,257) (109,845,830)
Net increase (decrease) .......................... 1,408,392 $67,940,915
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements

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a. Management Fees
Franklin Growth Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements

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b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ........ 0.530% 0.596% 0.455%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Reimbursement Plans:
Class A .............................. 0.35% 0.35% 0.25%
Compensation Plans:
Class C .............................. 1.00% 1.00% 1.00%
Class R .............................. 0.50% 0.50% 0.50%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $425,241 $248,146 $554,909
CDSC retained ........................... $51,068 $13,695 $40,945
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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Notes to Financial Statements

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies . As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 3 0 , 202 2 , investments in affiliated management investment companies were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ........................ $2,916,720 $1,892,472 $2,802,939
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $ 74,672,064 $ 909,124,121 $ (917,402,918) $ — $ — $ 66,393,267 66,393,267 $ 6,268
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $50,044,540 $1,234,510,755 $(1,186,308,225) $— $— $98,247,070 98,247,070 $11,533
Total Affiliated Securities ... $124,716,604 $2,143,634,876 $(2,103,711,143) $— $— $164,640,337 $17,801
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements

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g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2022.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended April 30, 2022, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $ 205,154,775 $ 726,608,757 $ (862,670,642) $ — $ — $ 69,092,890 69,092,890 $ 9,529
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $64,722,231 $1,258,858,532 $(1,235,779,928) $— $— $87,800,835 87,800,835 $16,056
Total Affiliated Securities ... $269,877,006 $1,985,467,289 $(2,098,450,570) $— $— $156,893,725 $25,585
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $ 213,329,128 $ 1,147,342,171 $ (1,164,752,101) $ — $ — $ 195,919,198 195,919,198 $ 21,410
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $84,881,180 $737,108,749 $(799,568,504) $— $— $22,421,425 22,421,425 $5,238
Total Affiliated Securities ... $298,210,308 $1,884,450,920 $(1,964,320,605) $— $— $218,340,623 $26,648
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended April 30, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended April 30, 2022 and 2021, was as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2022, Franklin Small-Mid Cap Growth Fund deferred post-October capital losses of
$196,564,410 and late-year ordinary losses of $1,581,287.
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $— $8,543,064 $—
Sales .................................. $2,436,780 $— $2,264,772
Net Realized Gains (Losses) ................. $294,780 $— $273,972
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $20,782,601 $29,626,465 $97,151,885 $73,106,432
Long term capital gain .................... 472,564,013 273,838,020 469,419,984 263,826,113
$493,346,614 $303,464,485 $566,571,869 $336,932,545
Franklin Small-Mid Cap Growth Fund
2022 2021
Distributions paid from:
Ordinary income ........................ $145,205,359 $37,327,998
Long term capital gain .................... 639,738,442 388,989,448
$784,943,801 $426,317,446
3. Transactions with Affiliates
(continued)
h. Interfund Transactions
(continued)

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Notes to Financial Statements

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At April 30, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2022, were as follows:
At April 30, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ....................... $2,217,259,347 $2,849,656,538 $3,674,846,300
Unrealized appreciation ..................... $2,595,273,541 $681,636,362 $999,366,325
Unrealized depreciation ..................... (220,536,260) (552,561,856) (404,270,254)
Net unrealized appreciation (depreciation) ....... $2,374,737,281 $129,074,506 $595,096,071
Distributable earnings:
Undistributed long term capital gain s ........... $155,168,131 $12,526,418 $219,267,987
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $986,352,041 $1,166,380,387 $2,613,424,921
Sales .................................. $1,443,814,060 $1,276,818,987 $2,785,626,123
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $98,466,445 $90,023,835 $22,421,425
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
5. Income Taxes
(continued)

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Notes to Financial Statements

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8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
11,829 Canva , Inc. ................................ 12/22/21 $ 20,158,531 $ 8,371,768
16,669 Celonis SE ................................. 6/16/21 6,149,572 6,164,029
125,750 ClearMotion , Inc., 2/01/49 ..................... 12/21/21 — —
251,500 ClearMotion , Inc., 7%, 12/21/22 ................. 12/21/21 251,500 301,800
2,610,594 ClearMotion , Inc., C .......................... 11/06/17 5,499,999 245,393
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 379,231
112,760 Databricks , Inc., G ........................... 2/01/21 20,000,005 15,542,652
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 19,730,229 68,576,928
415,102
a
HashiCorp , Inc. ............................. 3/06/20 12,004,812 17,832,356
18,867 IL MAKIAGE Cosmetics (2013) Ltd. .............. 12/06/21 16,241,091 14,889,942
810,440 Lacework, Inc., D ............................ 11/12/21 20,330,471 17,711,833
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 10,139,623
556,026 Optoro , Inc., E .............................. 7/24/18 - 12/01/21 10,942,592 9,587,680
1,123,900
b
Sweetgreen , Inc. ............................ 11/09/18 - 1/21/21 15,142,819 29,918,137
1,753,060 Talkdesk , Inc., C ............................ 7/15/20 11,517,955 26,669,323
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 6,236,566
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 17,452,358
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,427 4,360,238
Total Restricted Securities (Value is 5.7% of Net Assets) .............. $199,446,842 $254,379,857
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 11,377,470

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Notes to Financial Statements

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Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund (continued)
382,306 Benchling , Inc., F ............................ 10/20/21 $ 12,499,992 $ 6,824,162
462,963 Checkr , Inc., E .............................. 8/24/21 25,000,002 26,388,891
312,500 ClearMotion , Inc., 2/01/49 ..................... 12/21/21 — —
625,000 ClearMotion , Inc., 7%, 12/21/22 ................. 12/21/21 625,000 750,000
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 379,232
709,046 Newsela , Inc., D ............................. 1/21/21 15,000,010 12,627,000
554,878 Optoro , Inc., E .............................. 7/24/18 - 12/01/21 10,919,999 9,567,885
1,542,673 Smule , Inc., 144A, G ......................... 5/31/16 11,099,995 3,681,140
352,675 Smule , Inc., 144A, H ......................... 4/27/17 2,999,995 994,075
564,839
c
Sweetgreen , Inc. ............................ 11/09/18 - 1/21/21 7,649,483 15,035,973
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 6,500,000 8,860,467
Total Restricted Securities (Value is 3.3% of Net Assets) .............. $122,294,475 $96,486,295
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
347,106 Benchling , Inc., F ............................ 10/20/21 $ 11,349,082 $ 6,195,842
1,948,384 Blaize , Inc., D .............................. 3/02/21 - 11/09/21 20,346,009 16,733,295
260,815 Blaize , Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — 67,020
4,725,000 Blaize , Inc., D, 10%, 8/24/23 .................... 4/01/22 4,725,000 4,725,000
75,943 Databricks , Inc., G ........................... 2/01/21 13,469,850 10,467,857
793,714 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 14,052,061 52,848,244
423,782 Newsela , Inc., D ............................. 1/21/21 8,965,193 7,546,894
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 15,051,415
513,050 Phononic Devices, Inc. ........................ 1/17/20 - 11/03/20 47 1,605,117
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 6,044,404
128,884
Phononic , Inc., Advance Term Loan, B, 12%, PIK,
7/31/26 .................................. 8/25/20 - 4/01/22 124,574 112,590
307,736
Phononic , Inc., Advance Term Loan, D, 12%, PIK,
12/01/25 ................................. 1/15/21 - 4/01/22 303,522 266,507
626,697 Phononic , Inc., Term Loan, A, 12%, PIK, 1/17/24 .... 1/17/20 - 4/01/22 618,002 568,451
124,845 Phononic , Inc., Term Loan, C, 12%, PIK, 8/25/24 .... 12/03/20 - 4/01/22 123,179 108,823
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $96,627,932 $122,341,459
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $8,583,390 as of April 30, 2022.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,655,100 as of April 30, 2022.
c
The Fund also invests in unrestricted securities of the issuer, valued at $6,147,900 as of April 30, 2022.
9. Restricted Securities
(continued)

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Notes to Financial Statements

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10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2022, investments in
“affiliated companies” were as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount * Held
at End
of Year
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
AvidXchange Holdings,
Inc. ............ $ 13,792,310 $ 7,237,437 $ (10,949,576) $ (8,787,832) $ (1,292,339) $ —
a
— $ —
ClearMotion , Inc., 2/01/49 — — — — — — 125,750 —
ClearMotion , Inc., C ... 7,703,411 — — — (7,458,018) 245,393 2,610,594 —
ClearMotion , Inc., D ... 11,706,569 — — — (11,327,338) 379,231 3,698,772 —
HashiCorp , Inc., E .... 19,097,102 — — — —
b
 —
b
—
b
—
Optoro , Inc., E ....... 12,164,900 921,889 — — (3,499,109) 9,587,680 556,026 —
Talkdesk , Inc., C ..... 28,638,800 — — — (1,969,477) 26,669,323 1,753,060 —
Tempus Labs, Inc., F .. 22,633,975 — — —  —
b
 —
b
—
b
—
Tempus Labs, Inc., G .. 5,814,771 — — —  —
b
 —
b
—
b
—
Wheels Up Experience,
Inc. ............ 57,526,068 — — —  —
b
 —
b
—
b
—
Interest
ClearMotion , Inc., 7%,
12/21/22 ......... — 251,500 — — 50,300 301,800 251,500 6,357
Total Affiliated Securities
(Value is 0.8% of Net
Assets) .......... $179,077,906 $8,410,826 $(10,949,576) $ (8,787,832) $ (25,495,981) $37,183,427 $6,357
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount * Held
at End
of Year
Investment
Income
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
ClearMotion , Inc., 2/01/49 $ — $ — $ — $ — $ — $ — 312,500 $ —
ClearMotion , Inc., D ... 11,706,569 — — — (11,327,337) 379,232 3,698,772 —
EyePoint Pharmaceuticals
Inc ............. 8,894,080 12,560,726 (793,734) (108,266) (1,052,396) 19,500,410 1,725,700 —
Nerdy Inc .......... — 41,281,658 — — (25,055,018) 16,226,640 4,362,000 —
Optoro , Inc., E ....... 12,139,766 920,001 — — (3,491,882) 9,567,885 554,878 —
Paymentus Holdings Inc — 41,677,717 — — (14,057,293) 27,620,424 1,667,900 —

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount* Held
at End
of Year
Investment
Income
Franklin Small Cap Growth Fund (continued)
Non-Controlled Affiliates
TPG Pace Governance
LLC, A .......... $ 25,000,000 $ — $ (25,000,000) $ — $ — $ —
a
— $ —
Wheels Up Experience,
Inc. ............ 39,308,057 — — — —
b
—
b
—
b
—
Interest
ClearMotion , Inc., 7%,
12/21/22 ......... — 625,000 — — 125,000 750,000 625,000 15,799
Total Affiliated Securities
(Value is 2.5% of Net
Assets) .......... $97,048,472 $97,065,102 $(25,793,734) $ (108,266) $ (54,858,926) $74,044,591 $15,799
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Blaize , Inc., D ....... $ 13,521,001 $ 6,824,999 $ — $ — $ —
b
$ —
b
—
b
$ —
Blaize , Inc., D, 2/28/24 . — — — — —
b
—
b
—
b
—
Phononic Devices, Inc. . 2,022,312 — — — (417,195) 1,605,117 513,050 —
Phononic Devices, Inc., F 10,389,829 — — — (4,345,425) 6,044,404 2,970,061 —
Interest
Phononic , Inc., Advance
Term Loan, B, 12%, PIK,
7/31/26 .......... 101,784 13,103
c
— — (2,297) 112,590 128,884 13,249
Phononic , Inc., Advance
Term Loan, D, 12%,
PIK, 12/01/25 ...... 242,282 30,798
c
— — (6,573) 266,507 307,736 31,146
Phononic , Inc., Term Loan,
A, 12%, PIK, 1/17/24 . 506,783 65,510
c
— — (3,842) 568,451 626,697 66,217
Phononic , Inc., Term Loan,
C, 12%, PIK, 8/25/24 98,759 12,559
c
— — (2,495) 108,823 124,845 12,700
Total Affiliated Securities
(Value is 0.2% of Net
Assets) .......... $26,882,750 $6,946,969 $— $ — $ (4,777,827) $8,705,892 $123,312
*
In U.S. dollars unless otherwise indicated.
a
As of April 30, 2022, no longer held by the fund.
b
As of April 30, 2022, no longer an affiliate.
c
May include accretion, amortization, partnership adjustments, and/or corporate actions.
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2022, the Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .............................. $ 17,736,333 $ — $ — $ 17,736,333
Auto Components ...................... 20,187,911 — — 20,187,911
Automobiles .......................... 90,643,237 — — 90,643,237
Beverages ........................... 68,964,359 — — 68,964,359
Biotechnology ......................... 9,271,844 — — 9,271,844
Capital Markets ........................ 186,944,324 — — 186,944,324
Chemicals ........................... 48,052,447 — — 48,052,447
Commercial Services & Supplies ........... 20,909,733 — 6,164,029 27,073,762
Electric Utilities ........................ 23,449,526 — — 23,449,526
Entertainment ......................... 20,984,542 — — 20,984,542
Equity Real Estate Investment Trusts (REITs) . 132,895,229 — — 132,895,229
Food Products ........................ 19,055,629 — — 19,055,629
Health Care Equipment & Supplies ......... 212,224,162 — 14,889,942 227,114,104
Health Care Providers & Services .......... 146,051,601 — — 146,051,601
Health Care Technology ................. 47,753,869 — — 47,753,869
Hotels, Restaurants & Leisure ............. 85,100,548 — 29,918,137 115,018,685
Industrial Conglomerates ................ 77,999,324 — — 77,999,324
Interactive Media & Services .............. 209,905,147 — — 209,905,147
Internet & Direct Marketing Retail .......... 331,563,157 — — 331,563,157
IT Services ........................... 401,806,329 — 8,371,768 410,178,097
Leisure Products ....................... — — 68,576,928 68,576,928
Life Sciences Tools & Services ............ 228,435,344 — — 228,435,344
Machinery ............................ 25,446,400 — — 25,446,400
Pharmaceuticals ....................... 98,870,281 — — 98,870,281
11. Credit Facility
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Professional Services ................... $ 115,620,518 $ — $ — $ 115,620,518
Road & Rail .......................... 89,392,134 — — 89,392,134
Semiconductors & Semiconductor Equipment . 270,992,992 — — 270,992,992
Software ............................. 873,674,759 — 17,832,356 891,507,115
Technology Hardware, Storage & Peripherals . 250,637,961 — — 250,637,961
Textiles, Apparel & Luxury Goods .......... 48,406,794 — — 48,406,794
Convertible Preferred Stocks ............... — — 43,394,108 43,394,108
Preferred Stocks ........................ — — 64,930,789 64,930,789
Warrants .............................. — — —
a
—
Corporate Bonds ........................ — — 301,800 301,800
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 164,640,337 — — 164,640,337
Total Investments in Securities ........... $4,337,616,771 $— $254,379,857 $4,591,996,628
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 112,914,494 — — 112,914,494
Airlines .............................. 64,567,682 — — 64,567,682
Banks ............................... 70,686,994 — — 70,686,994
Biotechnology ......................... 204,264,273 — — 204,264,273
Building Products ...................... 25,225,008 — — 25,225,008
Capital Markets ........................ 93,965,106 — — 93,965,106
Communications Equipment .............. 24,812,502 — — 24,812,502
Construction & Engineering ............... 69,596,645 — — 69,596,645
Diversified Consumer Services ............ 16,226,640 — — 16,226,640
Electronic Equipment, Instruments &
Components ........................ 27,613,236 — — 27,613,236
Equity Real Estate Investment Trusts (REITs) . 81,380,756 — — 81,380,756
Food & Staples Retailing ................. 44,221,575 — — 44,221,575
Food Products ........................ 112,916,162 — — 112,916,162
Health Care Equipment & Supplies ......... 136,320,968 — — 136,320,968
Health Care Providers & Services .......... 84,017,525 — — 84,017,525
Health Care Technology ................. 96,203,590 — — 96,203,590
Hotels, Restaurants & Leisure ............. 150,815,380 — 15,035,973 165,851,353
Household Durables .................... 89,563,594 — — 89,563,594
Internet & Direct Marketing Retail .......... 15,637,344 — — 15,637,344
IT Services ........................... 190,930,970 — — 190,930,970
Life Sciences Tools & Services ............ 15,239,710 — — 15,239,710
Machinery ............................ 98,923,689 — — 98,923,689
Personal Products ..................... 27,027,516 — — 27,027,516
Pharmaceuticals ....................... 58,398,135 — — 58,398,135
Professional Services ................... 28,833,168 — — 28,833,168
Semiconductors & Semiconductor Equipment . 165,935,972 — — 165,935,972
Software ............................. 291,189,689 — — 291,189,689
Specialty Retail ........................ 164,447,451 — — 164,447,451
Textiles, Apparel & Luxury Goods .......... 50,754,104 — — 50,754,104
Trading Companies & Distributors .......... 112,721,146 — — 112,721,146
Convertible Preferred Stocks ............... — — 57,217,523 57,217,523
Preferred Stocks ........................ — — 23,482,799
a
23,482,799
Warrants .............................. — — —
a
—
Corporate Bonds ........................ — — 750,000 750,000
Escrows and Litigation Trusts ............... — — —
a
—
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ 156,893,725 — — $ 156,893,725
Total Investments in Securities ........... $2,882,244,749 $— $96,486,295 $2,978,731,044
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 61,800,759 $ — $ — 61,800,759
Airlines .............................. 53,671,319 — — 53,671,319
Banks ............................... 40,864,232 — — 40,864,232
Biotechnology ......................... 111,797,589 — — 111,797,589
Building Products ...................... 41,701,209 — — 41,701,209
Capital Markets ........................ 156,063,911 — — 156,063,911
Commercial Services & Supplies ........... 46,296,296 — — 46,296,296
Communications Equipment .............. 52,584,350 — — 52,584,350
Containers & Packaging ................. 81,044,740 — — 81,044,740
Electrical Equipment .................... 96,835,799 — — 96,835,799
Electronic Equipment, Instruments &
Components ........................ 122,400,201 — — 122,400,201
Entertainment ......................... 11,173,826 — — 11,173,826
Equity Real Estate Investment Trusts (REITs) . 120,188,428 — — 120,188,428
Food Products ........................ 32,280,430 — — 32,280,430
Health Care Equipment & Supplies ......... 215,972,382 — — 215,972,382
Health Care Providers & Services .......... 55,577,804 — — 55,577,804
Health Care Technology ................. 76,069,325 — — 76,069,325
Hotels, Restaurants & Leisure ............. 264,266,261 — — 264,266,261
Household Durables .................... 46,387,826 — — 46,387,826
Interactive Media & Services .............. 60,310,816 — — 60,310,816
Internet & Direct Marketing Retail .......... 16,065,956 — — 16,065,956
IT Services ........................... 165,849,867 21,132,893 — 186,982,760
Leisure Products ....................... 27,367,200 — 52,848,244 80,215,444
Life Sciences Tools & Services ............ 238,759,100 — — 238,759,100
Machinery ............................ 59,955,763 — — 59,955,763
Oil, Gas & Consumable Fuels ............. 30,370,571 — — 30,370,571
Personal Products ..................... 40,991,503 — — 40,991,503
Pharmaceuticals ....................... 53,594,540 — — 53,594,540
Professional Services ................... 132,643,848 — — 132,643,848
Road & Rail .......................... 105,912,214 — — 105,912,214
Semiconductors & Semiconductor Equipment . 224,129,367 — — 224,129,367
Software ............................. 692,510,113 — — 692,510,113
Specialty Retail ........................ 188,095,022 — — 188,095,022
Textiles, Apparel & Luxury Goods .......... 108,659,730 — — 108,659,730
Trading Companies & Distributors .......... 75,935,099 — — 75,935,099
Convertible Preferred Stocks ............... — — 57,600,420 57,600,420
Preferred Stocks ........................ — — 6,044,404 6,044,404
Warrants .............................. — — 67,020 67,020
Corporate Bonds ........................ — — 4,725,000 4,725,000
Senior Floating Rate Interests ............... — — 1,056,371 1,056,371
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 218,340,623 — — 218,340,623
Total Investments in Securities ........... $4,126,468,019 $21,132,893
b
$122,341,459 $4,269,942,371
a
Includes securities determined to have no value at April 30, 2022.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At April 30, 2022, the reconciliation is as follows:
b
Includes foreign securities valued at $21,132,893, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .......... $ 35,000,000 $ — $ (35,000,000) $ — $ — $ — $ — $ — $ — $ —
Capital Markets ..... 44,235,321 — (41,447,045) — — — — (2,788,276) — —
Commercial Services &
Supplies ........ — 6,149,572 — — — — — 14,457 6,164,029 14,457
Health Care Equipment
& Supplies ....... 20,963,721 49,090,655 (50,606,085) — — — — (4,558,349) 14,889,942 (1,351,149)
Hotels, Restaurants &
Leisure ......... — 15,142,819 — — — — — 14,775,318 29,918,137 14,775,318
IT Services ........ 11,524,036 20,158,530 (10,353,395) — — — — (12,957,403) 8,371,768 (11,786,763)
Leisure Products .... — 19,730,229 — — — — — 48,846,699 68,576,928 48,846,699
Professional Services . 26,204,625 — (16,479,338) — — — — (9,725,287) — —
Software .......... 13,792,310 12,004,812 (12,499,971) — — — — 4,535,205 17,832,356 5,827,544
Convertible Preferred
Stocks :
Leisure Products .... 27,858,025 — (19,730,229) — — — — (8,127,796) — —
Software .......... 31,034,048 20,330,471 — — — — — (7,970,411) 43,394,108 (7,970,411)
Preferred Stocks :
Airlines .......... 22,526,068 — (17,499,998) — — — — (5,026,070) — —
Automobiles ....... 51,786,112 — (22,294,007) — — — — (29,492,105) — —
Commercial Services &
Supplies ........ 12,164,900 921,889 — — — — — (3,499,109) 9,587,680 (3,499,109)
Food & Staples Retailing 16,925,725 — (15,142,819) — — — — (1,782,906) — —
Health Care Providers &
Services ........ 28,448,746 — — — — — — (6,636,150) 21,812,596 (6,636,150)
IT Services ........ 21,029,873 — (14,451,387) — — — — (6,578,486) — —
Software .......... 76,397,495 — (13,366,762) — — — — (29,500,220) 33,530,513 (23,724,665)
Warrants :
Food & Staples Retailing —
c
— —
c
— — — — — — —
Software .......... — —
c
— — — — — — —
c
—
Corporate Bonds :
Software .......... — 251,500 — — — — — 50,300 301,800 50,300
Escrows and Litigation
Trusts ........... — —
c
— — — — — — —
c
—
Total Investments in
Securities ............ $439,891,005 $143,780,477 $(268,871,036) $— $— $— $— $(60,420,589) $254,379,857 $14,546,071
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .......... 20,000,000 — (20,000,000) — — — — — — —
Capital Markets ..... 30,328,348 — (28,364,000) — — — — (1,964,348) — —
Consumer Finance ... 7,142,860 — (7,142,860) — — — — — — —
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small Cap Growth Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Hotels, Restaurants &
Leisure ......... $ — $ 7,649,483 $ — $ — $ — $ — $ — $ 7,386,490 $ 15,035,973 $ 7,386,490
IT Services ........ 11,554,574 — (10,000,003) — — — — (1,554,571) — —
Professional Services . 22,414,698 — (14,095,961) — — — — (8,318,737) — —
Road & Rail ....... 7,500,000 — (7,500,000) — — — — — — —
Software .......... 15,494,946 8,525,027 (14,025,027) — — — — (9,994,946) — —
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 14,854,244 — — — — — — (2,227,244) 12,627,000 (2,227,244)
Software .......... — 37,499,994 — — — — — (4,286,941) 33,213,053 (4,286,941)
Specialty Retail ..... — 19,999,999 — — — — — (8,622,529) 11,377,470 (8,622,529)
Textiles, Apparel &
Luxury Goods .... 15,570,065 — (14,999,998) — — — — (570,067) — —
Preferred Stocks :
Airlines .......... 19,308,057 — (14,999,997) — — — — (4,308,060) — —
Auto Components .... 8,082,642
c
— — — — — — 777,825 8,860,467
c
777,825
Automobiles ....... 46,716,172 — (19,762,395) — — — — (26,953,777) — —
Commercial Services &
Supplies ........ 12,139,766 920,001 — — — — — (3,491,882) 9,567,885 (3,491,882)
Food & Staples Retailing 8,380,798 — (7,649,483) — — — — (731,315) — —
Software .......... 24,381,344 — — — — — — (19,326,897) 5,054,447 (19,326,89 7 )
Specialty Retail ..... 21,926,375 4,500,003 (20,833,337) — — — — (5,593,041) — —
Warrants :
Food & Staples Retailing —
c
— —
c
— — — — — — —
Software .......... — —
c
— — — — — — —
c
—
Corporate Bonds :
Software .......... — 625,000 — — — — — 125,000 750,000 125,000
Escrows and Litigation
Trusts : — —
c
— — — — — — —
c
—
Total Investments in
Securities ............ $285,794,889 $79,719,507 $(179,373,061) $— $— $— $— $(89,655,040) $96,486,295 $(29,666,178)
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... 18,263,167 — (15,557,225) — — — — (2,705,942) — —
Consumer Finance ... 9,633,710 — (9,633,710) — — — — — — —
IT Services ........ 10,310,127 — (8,922,986) — — — — (1,387,141) — —
Leisure Products .... — 14,052,061 — — — — — 38,796,183 52,848,244 38,796,183
Road & Rail ....... 6,752,000 — (6,752,000) — — — — — — —
Software .......... 18,260,372 10,046,501 (16,528,101) — — — — (11,778,772) — —
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 8,878,072 — — — — — — (1,331,178) 7,546,894 (1,331,178)
Leisure Products .... 20,938,178 — (14,052,061) — — — — (6,886,117) — —
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2022, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets:
Investments in Securities:
Convertible Preferred
Stocks:
Semiconductors &
Semiconductor
Equipment ....... $ — $ 47 $ — $ — $ — $ — $ — $ 1,605,070 $ 1,605,117 $ 1,605,070
Software .......... 42,644,651 18,174,080 — — — — — (12,370,322) 48,448,409 (12,370,322)
Textiles, Apparel &
Luxury Goods .... 9,271,156 — (8,931,711) — — — — (339,445) — —
Preferred Stocks :
Automobiles ....... 18,213,603 — (7,135,914) — — — — (11,077,689) — —
Semiconductors &
Semiconductor
Equipment ....... 10,389,829 — — — — — — (4,345,425) 6,044,404 (4,345,425)
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 2,022,312 — (47) — — — — (2,022,265) — —
Software .......... —
c
—
c
— — — — — 67,020 67,020 67,020
Corporate Bonds :
Software .......... — 4,725,000 — — — — — — 4,725,000 —
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 949,608 121,970 — — — 3 , 256 — (1 8 , 463 ) 1,056,371 (1 8 , 463 )
Escrows and Litigation
Trusts ........... — —
c
— — — — — — —
c
—
Total Investments in
Securities ............ $176,526,785 $47,119,659 $(87,513,755) $— $— $3,256 $— $(13,794,486) $122,341,459 $22,402,885
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stock:
Health Care Equipment & Supplies. $14,889,942 Market comparables Discount for lack of marketability
9.0% Decrease
c
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
EV / EBITDA multiple 17.0x Increase
c
EV / revenue multiple 3.1x Increase
c
Volatility of peers 41.2% Decrease
Hotels, Restaurants & Leisure. . . .  29,918,137 Market comparables Discount for lack of marketability
1.4% Decrease
IT Services. . . . . . . . . . . . . . . . . .  8,371,768 Market comparables Discount for lack of marketability
22.1% Decrease
c
EV / revenue multiple 10.9x – 22.2x Increase
c
Leisure Products
............
68,576,928 Market comparables Discount for lack of
marketability
17.1% Decrease
c
EV / revenue multiple 6.2x Increase
d
Software. . . . . . . . . . . . . . . . . . . 17,832,356 Market comparables Discount for lack of marketability
8.8% Decrease
c
Convertible Preferred Stocks:
Software. . . . . . . . . . . . . . . . . 33,254,485 Market comparables Discount for lack of marketability
14.9% – 18.1%
(16.6%)
Decrease
c
EV / revenue multiple 16.0x – 54.1x Increase
c
Volatility of peers 54.3% Decrease
Preferred Stocks:
Commercial Services & Supplies
.
9,587,680 Discounted cash flow Discount for lack of
marketability
11.6% Decrease
c
Discount rate 14.9% Decrease
Long term growth rate 5.0% Increase
Market comparables EV / revenue multiple 7.9x Increase
Volatility of peers 48.0% Increase
Health Care Providers & Services. 17,452,358 Discounted cash flow Discount for lack of marketability
7.4% Decrease
Discount rate 9.9% Decrease
d
Long term growth rate 5.0% Increase
c
Software
...................
32,905,889 Discounted cash flow Discount for lack of
marketability
14.3% Decrease
c
Discount rate 11.3% Decrease
c
Terminal value
multiple
34.6x Increase
c
Volatility of peers 50.0% Decrease
Market comparables Discount for lack of
marketability
10.5% Decrease
c
EV / revenue multiples 5.8x Increase
Volatility of peers 53.5% Decrease
All Other Investments. . . . 21,590,314
e,f
Total. . . . . . . . . . . . . . . . . . $254,379,857
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Hotels, Restaurants & Leisure
...
$15,035,973 Market comparables Discount for lack of
marketability
1.4% Decrease
Convertible Preferred Stocks:
Diversified Consumer Services
..
12,627,000 Discounted cash flow Discount for lack of
marketability
18.0% Decrease
c
Discount rate 17.4% Decrease
d
Long term growth rate 5.0% Increase
Volatility of peers 64.8% Decrease
Software
...................
6,824,162 Market comparables EV / revenue multiple 35.6x Increase
c
Specialty Retail
..............
11,377,470 Market comparables Discount for lack of
marketability
19.4% Decrease
c
EV / revenue multiple 2.2x – 2.9x Increase
 c
Preferred Stocks:
Auto Components
............
8,860,467 Market comparables Discount for lack of
marketability
12.8% Decrease
c
EV / EBITDA multiple 19.9x Increase
c
Volatility of peers 38.8% Increase
Commercial Services & Supplies 9,567,885 Discounted cash flow Discount for lack of marketability
11.6% Decrease
c
Discount rate 14.9% Decrease
Long term growth rate 5.0% Increase
Market comparables EV / revenue multiple 6.2x Increase
Volatility of peers 48.0% Increase
Software
...................
3,681,140 Market comparables Discount for lack of
marketability
12.0% Decrease
c
EV / revenue multiple 1.0x – 1.7x Increase
c
Volatility of peers 36.3% Decrease
c
All Other Investments. . . . . . . . . 28,512,198
e,f
Total. . . . . . . . . . . . . . $96,486,295
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Leisure Products
............
$52,848,244 Market comparables Discount for lack of
marketability
17.1% Decrease
c
EV / revenue multiple 6.2x Increase
d
Convertible Preferred Stocks:
Diversified Consumer Services
..
7,546,894 Discounted cash flow Discount for lack of
marketability
18.0% Decrease
c
Discount rate 17.4% Decrease
c
Long term growth rate 5.0% Increase
Volatility of peers 64.8% Decrease
Software. . . . . . . . . . . . . . 33,396,994 Discounted cash flow Discount for lack of marketability
16.6% Decrease
Discount rate 18.4% Decrease
c
Long term growth rate 2.5% Increase
Volatility of peers 64.2% Decrease
Market comparables Discount for lack of
marketability
14.9% Decrease
c
EV / revenue multiple 16.0x – 35.6x
(24.2x)
Increase
c
Preferred Stocks:
Semiconductors & Semiconductor
Equipment. . . . . . . . . . . . . . .
6,044,404 Discounted cash flow Discount for lack of
marketability
14.3% Decrease
Discount rate 12.8% Decrease
c
Terminal value
multiple
18.0x Increase
c
Market comparables EV / revenue multiple 4.7x – 8.1x Increase
c
Volatility of peers 41.6% Decrease
c
All Other Investments. . . . . . . . . 22,504,923
e,f
Total. . . . . . . . . . . . . . . . . . . . . . $122,341,459
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at April 30, 2022.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In
January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
EV - Enterprise value
Cu r rency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
LIBOR
London Inter-Bank Offered Rate
NYRS
New York Registry Shares
PIK
Payment-In-Kind
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Growth Opportunities Fund, Franklin Small
Cap Growth Fund and Franklin Small-Mid Cap Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund (three of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2022, the related statements of operations for the year ended April 30, 2022, the statements of changes in net assets for each of the two years in the period ended April 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
April 30, 2022 and each of the financial highlights for each of the five years in the period ended April 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2022:
Pursuant to:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-Mid
Cap Growth
Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $474,702,293 $475,153,541 $643,745,286
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $14,429,639 $15,289,463 $14,666,591
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $16,020,101 $15,289,463 $15,184,362
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $20,782,601 $97,151,885 $145,205,359

Franklin Strategic Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent Trustee
since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2013
and Trustee since 1991
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Strategic Series

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Strategic Series
Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
(each a Fund)
At an in-person meeting held on April 12, 2022 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund

Franklin Strategic Series
Shareholder Information

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Annual Report
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended January 31,
2022. The Board considered the performance returns for
each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Growth Opportunities Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional multi-cap growth funds. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Franklin Small Cap Growth Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional small-cap growth funds. The Board noted that
the Fund’s annualized total return for the one-, three- and
10-year periods was below the median of its Performance
Universe, but for the five-year period was above the median
of its Performance Universe. The Board discussed this
performance with management and management reported
that the Fund’s one-, three- and five-year performance
ended January 31, 2022 exceeded that of its benchmark,
the Russell 2000 Growth Index. Management explained
that the Fund’s one-year performance ended January
31, 2022 drove the Fund’s relative underperformance for
the three-year period versus the Performance Universe.
Management further explained that the Fund’s relative bias
toward smaller capitalization stocks, and stock selection
were the primary detractors from relative performance
over the one-year period, and that stock selection was the
primary detractor from relative performance over all reporting periods. Management also explained its commitment to
the Fund’s investment style and focus on higher-quality
small-cap growth companies. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be monitored.
Franklin Small-Mid Cap Growth Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional mid-cap growth funds. The Board noted that
the Fund’s annualized total return for the one- and 10-year
periods was below the median of its Performance Universe,
but for the three- and five-year periods was above the
median of its Performance Universe and exceeded 16.50%.
The Board concluded that the Fund’s performance was
acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of

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Shareholder Information

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Annual Report
the other funds in each Fund’s respective Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Franklin Growth Opportunities
Fund included the Fund and 17 other multi-cap growth
funds. The Expense Group for the Franklin Small Cap
Growth Fund included the Fund and 14 other small-cap
growth funds. The Expense Group for the Franklin Small-Mid
Cap Growth Fund included the Fund and 12 other mid-cap
growth funds. The Board noted that the Management Rates
and actual total expense ratios for these Funds were below
the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board concluded that the
Management Rates charged to these Funds are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS1 A 06/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
April 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended April 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. Growth
mostly accelerated in 2021 as the reopening of businesses,
widespread vaccinations and federal assistance programs
boosted consumer spending, excepting slower third-quarter
growth as the swiftly spreading Delta variant hindered global supply chains. The U.S. economy contracted in 2022’s first
quarter given a record trade deficit and a decline in inventory investment. Inflation increased during the 12-month period,
influenced by pandemic-related supply and demand
imbalances, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During most of the period, the U.S. Federal Reserve (Fed)
continued quantitative easing measures to bolster credit
markets and encourage economic activity. However, the Fed
decreased its monthly asset purchases starting in November
2021, increased its tapering in subsequent months and
ended purchases in March 2022. To support its goals of
maximizing employment and returning long-term annual
inflation to 2%, the Fed raised the federal funds target rate to a range of 0.25%–0.50% at its March meeting. Shortly after
the reporting period, at its May meeting, the Fed raised its key target rate again to a range of 0.75%–1.00% and stated
its anticipation of ongoing increases.
Although stocks benefited early in the period from the
economic recovery, during the period’s last four months,
investor concerns about inflation, geopolitics and interest
rates reversed most gains, and most bond valuations also
declined. In this environment, U.S. stocks, as measured by
the Standard & Poor’s
®
500 Index, posted a +0.21% total
return for the 12-month period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Series’ annual report includes more detail about prevailing conditions and a discussion
about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of April 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Economic and Market Overview 3
Franklin Biotechnology Discovery Fund 4
Franklin Natural Resources Fund 11
Financial Highlights and Schedules of Investments 19
Financial Statements 34
Notes to Financial Statements 38
Report of Independent Registered
Public Accounting Firm 52
Tax Information 53
Board Members and Officers 54
Shareholder Information 59
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index, posted a +0.21% total return for the 12 months
ended April 30, 2022.
1
Stocks benefited from the continued
economic recovery, implementation of COVID-19 vaccination
programs and resumption of both business and leisure
travel. Higher wages and strong household balance sheets
contributed to increased consumer spending, particularly on
goods. A rebound in corporate earnings and the passage
of a bipartisan infrastructure bill further bolstered investor sentiment.
However, concerns surrounding inflation, geopolitical stability and interest rates erased most gains in the final third of the
12-month period. Elevated demand combined with supply
chain disruptions led to the highest inflation since 1981.
Russia’s invasion of Ukraine injected further uncertainty
into financial markets, provoking significant volatility in
commodity and equity prices. Rising interest rates also
pressured stocks, as borrowing costs began to increase from
historically low levels.
Gross domestic product growth was robust in 2021
before contracting in the first quarter of 2022 amid
lower investments in inventories and a growing trade
deficit. Nonetheless, both exports and imports increased
significantly and industrial production grew robustly.
However, rising prices precipitated a notable decline in
consumer confidence, despite high spending levels.
The inflation rate was notably elevated during the
12-month period amid increased demand and supply-chain
bottlenecks. Consequently, the personal consumption
expenditures index, a measure of inflation, surged during
the period, representing the highest 12-month increase in
decades. The unemployment rate declined from 6.0% in April
2021 to 3.6% in April 2022 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate to a range of
0.25%–0.50% in March 2022, the first such increase since
2018. The Fed noted in its March meeting that strength in
the U.S. job market and continued inflationary pressure,
exacerbated by the war in Ukraine, meant it anticipated
making further increases to the federal funds target rate.
Furthermore, the Fed said it expected to begin reducing its
bond holdings at a future meeting.
The foregoing information reflects our analysis and opinions as of April 30, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Franklin Biotechnology Discovery Fund
This annual report for Franklin Biotechnology Discovery
Fund covers the fiscal year ended April 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in securities of biotechnology companies and discovery
research firms located in the U.S. and other countries.
Performance Overview
The Fund’s Class A shares posted a -28.56% cumulative
total return for the 12 months under review. In comparison,
the NASDAQ Biotechnology Index
®
, which tracks U.S.- and
international-based biotechnology stocks, posted a -22.12%
cumulative total return.
1
Also in comparison, the Standard
& Poor’s 500 Index (S&P 500
®
), which is a broad measure
of the U.S. stock market, posted a +0.21% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Manager’s Discussion
Biotechnology industry stocks trended weaker throughout
most of the 12-month period under review and relinquished
some of the massive gains seen in 2020 and early 2021.
Pharmaceuticals generally held up better than their
biotechnology counterparts, while life sciences tools and
services stocks fared worse, especially in the latter half
of the period when technology-oriented companies were
broadly shunned by investors.
As it pertained to the Fund’s core biotechnology holdings,
many investors began realizing that while COVID-19 was
improving in the U.S., there were parts of the world more
seriously impacted by the virus. This development, along
with the emergence of variant coronavirus strains (namely
Delta and Omicron), helped sustain investors’ focus on
companies working to combat them, as the pandemic
not only brought attention to biotechnology companies
developing vaccines but also those that were not. The
sector eventually began to fall out of favor in late 2021,
amid the rotation away from growth stocks; setbacks in
clinical trials; delayed drug approvals; media coverage
positing that the U.S. Federal Trade Commission would take
a more aggressive stance on biotechnology mergers and
acquisitions (M&A), despite clear evidence that biopharma
companies know well how to follow M&A guidelines; and
a somewhat hyped yet (we believe) increasingly unlikely
scenario where U.S. drug price regulation will be included as part of near-term legislation.
In our view, the overall bullish longer-term growth story for biotechnology innovations and advancements remained
intact despite the recent pullback in underlying equities, and any drug pricing reforms, which we believe are still unlikely in
Portfolio Composition
4/30/22
% of Total
Net Assets
Biotechnology 75.9%
Pharmaceuticals 14.8%
Life Sciences Tools & Services 6.7%
Health Care Providers & Services 1.3%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
23
.

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the near-term, would manifest in a manner compatible with
industry participants delivering transformative medicines.
Additionally, please keep in mind that volatility is not
uncommon in the biotechnology industry, and we seek to
take advantage of short-term volatility by initiating positions or adding to existing holdings in companies we believe are
undervalued.
The Fund saw significant negative absolute returns across
the portfolio. The bulk of the overall loss was due to
biotechnology holdings, which comprised more than three-
quarters of the portfolio’s total net assets. Smaller allocations in pharmaceuticals as well as life sciences tools and services also dampened returns, though to a lesser degree. At the
individual stock level, most of the Fund’s biggest detractors succumbed to outsized declines as investors erased at
least half of their equity value during the period under
review, including Mirati Therapeutics, Heron Therapeutics,
Deciphera Pharmaceuticals (not held at period-end), Iovance
Biotherapeutics and Novavax.
Top detractor Mirati reduced the Fund’s absolute return
by roughly two percentage points. Mirati received mixed
news from the U.S. Food and Drug Administration (FDA)—it
formally granted the company’s application to review new
lung cancer drug candidate adagrasib, but decided to grant
a standard review window (10 months) instead of a priority
review (six months), which came as a surprise to most
investors. While the reason for this longer timeline remains unclear, we continue to expect FDA approval this year,
likely ahead of the December 14, 2022, decision due-date.
Fundamentally, we believe the story has not changed: the
patient cohort and potential market are large, the high unmet need is still there, and adagrasib—a treatment for patients
with non-small cell lung cancer harboring the KRAS-G12C
mutation—will be approved eventually (albeit delayed by a
few months). Adagrasib’s clinical profile suggests it might be a superior option than the current standard of care for this subset of patients.
Early in the period, Heron Therapeutics released financial
results that undershot the company’s guidance as a modified
version of newly approved non-opioid, post-surgical,
delayed-release painkiller Zynrelef was experiencing
clinical trial headwinds, with the company seeking to
expand beyond Zynrelef’s currently narrow FDA-approved
label. The company believed it could secure a broader
label with additional studies, but the narrow label stood to impact Zynrelef's growth trajectory. By May 2021, the FDA
had approved Zynrelef, which provides pain relief for 72
hours after surgery, and its commercial launch took place
in July. Heron’s other pain management candidate, HTX-
034, entered late-stage clinical trials as it aimed to extend the pain relief to five to seven days. The next leg down for the stock price came in early 2022 when Heron reported
disappointing quarterly results, with all three of its main
products missing revenue estimates. In particular, the overall demand and sales of Zynrelef experienced some turbulence
and revenues came in well short of expectations, even
though it still held potential to be a blockbuster drug, in our view.
Our investment in cancer-focused drug developer Deciphera
Pharmaceuticals shed roughly four-fifths of its equity value before it was liquidated from the portfolio. Unfortunately,
the company’s Phase 3 study for Qinlock for second-line
gastrointestinal stromal tumors (GIST) failed to meet its
primary endpoint, and the company discontinued clinical
development for this indication. Deciphera also discontinued
early-stage clinical testing for a drug candidate targeting
breast cancer and then embarked on a restructuring as it
sought to prioritize clinical development of other programs
and the continued commercialization of Qinlock for fourth-
line GIST. The company intended to maintain a focus
on drug-discovery research, streamlining its commercial
operations, and addressing sharply rising operating costs in a bid to extend its cash runway. In addition to narrowing its pipeline, Deciphera planned to reduce its workforce by about
35%. We viewed second-line GIST as the key growth driver
for the stock, and so without this indication we saw limited potential for upside and decided to exit the position.
Although none of the Fund’s industry allocations advanced,
their overall losses were reduced by several stocks that
bypassed the sector’s protracted selloff and rallied for
company-specific reasons. The top absolute contributors
in this regard included Vertex Pharmaceuticals, Regeneron
Pharmaceuticals, Zogenix (not held at period-end), Amunix
Pharmaceuticals (not held at period-end), Intra-Cellular
Therapies and Trillium Therapeutics (not held at period-end).
Top contributor Vertex continues to dominate the market for
drugs that treat cystic fibrosis—a rare genetic disorder that affects patients’ internal organs—while developing potential blockbuster medicines in other therapeutic fields. Vertex’s
pipeline is starting to mature, and assets such as VX-147 for
APOL1-mediated kidney diseases and CTX001 for beta-
thalassemia and sickle cell disease offer the potential for
longer-term growth.
Regeneron reported growing revenue and free cash flow
growth during the period that easily beat analysts’ consensus estimates and provided encouraging updates on its pipeline
progress. Regeneron’s ability to produce billions of dollars in free cash was attractive for investors seeking stability
within the biotechnology space, as it means the company

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can be self-sufficient when funding becomes scarce as the
stock market undergoes a correction, just as we saw in
early 2022. In the past five years, Regeneron has posted
strong profits where its net income has been at least 20%
or more of revenue. Those high margins make it easy for
the business to grow its bottom line as sales rise. The big
story for Regeneron was its COVID-19 antibody therapy
REGEN-COV, which saw robust sales through the end of the
Delta wave. Sales for eye-disease drug Eylea also increased
solidly, as did sales of Dupixent, which is FDA-approved for several indications, including asthma and atopic dermatitis.
Arguably the most important part of Regeneron’s business
update—at least for the company’s future prospects—was
its solid pipeline progress on multiple fronts. These other
avenues of growth were key to Regeneron’s rally because
many investors believed the tailwind generated by sales of
REGEN-COV were set to wane substantially through the end
of 2022 as the pandemic further subsides. The company’s
ongoing strength in terms of drug discovery and competitive
advantages have helped the share price nearly double since
the beginning of 2020, with roughly one-third of that overall gain occurring during the 12 months under review.
Late in the period, shares of small-capitalization drugmaker
Zogenix soared in response to a buyout agreement with
mid-size Belgian pharmaceutical company UCB (not a Fund
holding); the up-front portion of their transaction represented an estimated 66% premium to Zogenix’s closing price
ahead of the deal. When factoring in a potential contingency payment, the total deal value rises to US$1.9 billion. The
latter portion of the contract was dependent on whether
Zogenix’s Fintepla epilepsy treatment is approved for
Lennox-Gastaut syndrome (a rare form of the disease) in the
European Union.
Finally, the shares of Amunix Pharmaceuticals more than
tripled in value. Immuno-oncology specialist Amunix, which
offers a technology platform utilizing a next-generation
“smart biologics” approach to precisely deliver medicines
to become active only inside tumor tissues (while sparing
normal tissues), agreed to be acquired by French health
care multinational Sanofi for US$1 billion and up to an
additional US$225 million upon achievement of certain future development milestones with Amunix’s suite of masked T-cell
engagers, cytokine therapies, and a technology platform for
making “conditionally activated biologics.”
We note that although biotechnology stocks were down
substantially since the summer of 2021, scientific progress
was not slowing. The media’s focus on gene editing,
messenger RNA (mRNA), and monoclonal antibodies may
have waned, but patients are already benefiting, while new
therapies are making their way through clinical trials.
Thank you for your continued participation in Franklin
Biotechnology Discovery Fund. We look forward to serving
your future investment needs.
Evan McCulloch, CFA
Lead Portfolio Manager
Wendy Lam, Ph.D.
Akiva Felt
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Vertex Pharmaceuticals, Inc. 8.6%
Biotechnology, United States
Amgen, Inc. 7.2%
Biotechnology, United States
Regeneron Pharmaceuticals, Inc. 6.4%
Biotechnology, United States
Horizon Therapeutics plc 5.6%
Biotechnology, United States
Gilead Sciences, Inc. 5.0%
Biotechnology, United States
Jazz Pharmaceuticals plc 5.0%
Pharmaceuticals, United States
Illumina, Inc. 4.5%
Life Sciences Tools & Services, United States
PTC Therapeutics, Inc. 3.3%
Biotechnology, United States
Biogen, Inc. 3.2%
Biotechnology, United States
AstraZeneca plc 3.0%
Pharmaceuticals, United Kingdom

Performance Summary as of April 30, 2022
Franklin Biotechnology Discovery Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4 /3 0 /2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -28.56% -32.49%
5-Year +5.26% -0.11%
10-Year +157.64% +9.31%
Advisor
1-Year -28.39% -28.39%
5-Year +6.58% +1.28%
10-Year +164.36% +10.21%
See page 9 for Performance Summary footnotes.

Franklin Biotechnology Discovery Fund
Performance Summary
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See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/12–4/30/22)
Advisor Class
(5/1/12–4/30/22)

Franklin Biotechnology Discovery Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is a nondiversified fund that concentrates in a single sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnol-
ogy companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The NASDAQ Biotechnology Index is a modified capitalization-weighted index designed to measure the performance of NASDAQ-listed companies classified as either biotechnology or pharmaceuticals. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–4/30/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $1.0110 $1.1815 $15.4906 $17.6831
C – $1.1815 $15.4906 $16.6721
R6 $1.6110 $1.1815 $15.4906 $18.2831
Advisor $1.4122 $1.1815 $15.4906 $18.0843
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 0.99%
Advisor 0.73% 0.74%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
A
Net
Annualized
Expense
Ratio
2
A $1,000 $766.90 $4.62 $1,019.57 $5.28 1.05%
C $1,000 $765.10 $6.56 $1,017.37 $7.49 1.50%
R6 $1,000 $768.30 $2.94 $1,021.47 $3.36 0.67%
Advisor $1,000 $767.80 $3.52 $1,020.81 $4.02 0.80%

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Franklin Natural Resources Fund
This annual report for Franklin Natural Resources Fund
covers the fiscal year ended April 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide high total return. Total return
consists of capital appreciation and current dividend and
interest income. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity and debt
securities of companies that own, produce, refine, process,
transport or market natural resources, as well as those that provide related services.
Performance Overview
The Fund’s Class A shares posted a +36.63% cumulative
total return for the 12 months under review. In comparison,
the Standard & Poor’s (S&P
®
) North American Natural
Resources Sector Index, which tracks companies involved
in industries such as mining, energy, timber and forestry
services, and the production of pulp and paper, posted
a +41.82% cumulative total return.
1
Also in comparison,
the Standard & Poor’s 500 Index (S&P 500), which is a
broad measure of the U.S. stock market, posted a +0.21%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track any index but rather undertake investments on
the basis of fundamental research. The Fund’s strategy,
which focuses on companies with higher long-term growth
potential, differs from the natural resources index’s large
weighting in income-oriented companies that we believe
typically provide more limited opportunities for growth.
This difference may occasionally lead to wide performance
discrepancies, especially in periods when investors
focus on short-term safety and yield or, conversely, when
investors focus more heavily on companies with stronger
growth prospects and greater commodity price leverage.
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 15 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Sector Overview
Global commodity prices rose during the 12 months ended
April 30, 2022, though gains were concentrated in energy
and food products while most metals declined. Energy prices
rose sharply late in the period following Russia’s invasion
of Ukraine, which sparked concerns about severe supply
constraints. In contrast, metals prices were hurt by supply-
chain issues which hindered automotive production as well
as slowing economic activity in China, which saw renewed
lockdowns to contain resurgent COVID-19 outbreaks.
Geographic Composition
4/30/22
% of Total
Net Assets
North America 79.1%
Europe 9.4%
Australia & New Zealand 3.5%
Latin America & Caribbean 2.7%
Middle East & Africa 1.2%
Other 0.3%
Short-Term Investments & Other Net Assets 3.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
30
.

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Crude oil prices rose significantly during the period due to the continued recovery in global energy demand and supply
constraints caused by a number of factors, most notably
the February 2022 Russian invasion of Ukraine. Early
in the period, demand was boosted by increased global
economic activity and a natural gas shortage, which led
power suppliers to turn to petroleum products to fill the gap.
Supply volumes were kept in check by disciplined production
levels by the Organization of the Petroleum Exporting
Countries (OPEC) and certain non-members. Later in the
period, oil prices rose due to supply constraints caused by
international sanctions on Russian energy exports, an attack on a Saudi Arabian oil facility, and disruptions to energy
export infrastructure in Russia caused by a significant
weather event. While oil prices ended the period significantly higher, total gains were kept somewhat in check by the U.S.
government announcing a large release from its strategic
petroleum reserve as well as renewed COVID-19 outbreaks
in China and subsequent lockdowns, which reduced energy
demand in that country.
U.S. natural gas prices more than doubled during a highly
volatile 12 months. Early in the period, prices were boosted by heat waves in the Western U.S., which increased demand
for air conditioning, and droughts in the U.S. and South
America, which limited production of hydroelectric power
and put more demand on natural gas-fired power plants.
Prices then fell off in 2021’s fourth quarter as inventory levels rose and warmer-than-usual early-winter weather reduced
demand for heating. Prices shot back up in 2022 following
Russia’s invasion of Ukraine, which caused many European
countries reliant on Russian coal and natural gas to seek
alternative sources, shifting U.S. exports of liquified natural gas from Asia to Europe. Cold winter temperatures in Europe
and the Northeastern U.S. also boosted demand for heating
oil. By the end of the period, low inventory levels and high prices led to increased drilling activity in the U.S., though activity levels were still fairly moderate and far below levels seen over the past 10 years.
Gold prices rose during the period, boosted by central bank
reserve purchases, demand from jewelry consumers in
Asia, concerns about inflation, and instability in the stock market and geopolitics. Gains were limited by tightening
monetary policy from the U.S. Federal Reserve and other
central banks. Silver prices fell due to decreased industrial demand and the aforementioned tightening of central bank
policies. Prices for platinum and palladium, key components
in catalytic converters, dropped during the period due to a
decline in automobile production, the primary end market
for both metals. Palladium prices did recover somewhat
in 2022 due to concerns about supplies from Russia, one
of the world’s largest palladium producers. Copper prices
ended the 12-month period roughly where they started.
Early in the period, prices were pressured by the Chinese
government releasing state reserves of the metal in an
effort to tamp down commodity prices and support the
country’s manufacturing sector. Later in the period, prices
were supported by increased demand from China, continued
COVID-19 related disruptions, nationalistic trends in major
producing countries and escalating energy prices, which
increased mining costs. The price of iron ore fell significantly during the period, suffering its worst ever quarterly decline in 2021’s third quarter. Prices were hurt by the Chinese
government’s decision to reduce steel production in an
effort to moderate iron prices and curb pollution along with a crackdown on speculative property development, which
reduced construction activity, a key source of demand for the metal.
Manager’s Discussion
The 12-month period ending April 30, 2022, was
characterized by rolling COVID-19 outbreaks and periodic
restrictions on travel which were counterbalanced by
increased rollout of vaccinations. In 2021, most commodity
prices rose steadily as the post-pandemic economic
recovery gained pace, though the response of natural
resource-related equities was muted in comparison due
to investors’ concerns about the effects of the spreading
Omicron variant. This began to change in early 2022 as the
Portfolio Composition
4/30/22
% of Total
Net Assets
Oil & Gas Exploration & Production 18.5%
Integrated Oil & Gas 17.9%
Oil & Gas Equipment & Services 11.0%
Oil & Gas Storage & Transportation 8.0%
Gold 7.4%
Oil & Gas Refining & Marketing 6.1%
Diversified Metals & Mining 5.3%
Copper 4.4%
Industrial Gases 3.0%
Fertilizers & Agricultural Chemicals 1.8%
Oil & Gas Drilling 1.4%
Electrical Components & Equipment 1.3%
Agricultural Products 1.2%
Metal & Glass Containers 1.2%
Specialty Chemicals 1.1%
Diversified Chemicals 1.0%
Other 5.6%
Short-Term Investments & Other Net Assets 3.8%

Franklin Natural Resources Fund
13
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Annual Report
less virulent nature of Omicron became better known and
widespread lockdowns did not ensue. Many commodity
prices, particularly those related to energy, rose further due to the build-up of Russian troops and subsequent invasion of
Ukraine. Fund performance followed suit, remaining mostly
stable in 2021 before increasing in early 2022 through
mid-April, when some gains were given back in line with the
broader market retreat due to fears about rising inflation and interest rates.
In this environment, the Fund modestly underperformed
its benchmark, the S&P North American Natural
Resources Sector Index, largely due to the Fund’s relative
underweighting in energy-related industries, which rose
sharply in 2022, largely driven by Russia’s invasion of
Ukraine.
The Fund’s largest relative detractor was stock selection
and an underweighting in integrated oil & gas. Relative
performance was specifically hurt by lower exposures to U.S.
majors Chevron and Exxon Mobil, as well as larger positions
in European companies that did not perform as well.
Stock selection and an overweighting in copper also hurt
relative performance, as prices of the industrial metal fell late in the period due to concerns about demand from
China. Lundin Mining and Antofagasta were also hurt by
concern that elections in Chile and Peru could result in more economically nationalistic policies, resulting in higher taxes on those companies’ operations.
Renewable energy-related holdings also detracted as
a result of rising interest rates, broader stock market
weakness, supply-chain issues and inflationary pressures.
Detractors included FREYR Battery, SES AI, Fluence
Energy, Shoals Technologies Group and TPI Composites.
Though representing a small weighting of the portfolio,
several solar companies, including Shoals and SolarEdge
Technologies, declined significantly after the U.S.
Department of Commerce opened an investigation into
possible trade violations by Chinese panel manufacturers,
resulting in project delays and reduced availability of
equipment supplies from Asia.
Other companies and sectors facing inflationary cost
pressures and the potential for reduced demand included
industrial gas company Air Products and Chemicals and
the diversified metals & mining sector, where as much
as 30% of costs can be tied to fuel. While several mining
stocks performed well on an absolute basis, and the sector
generated over a 20% return for the Fund, the sector
detracted from relative performance given the Fund’s strong
total return.
In contrast, the largest relative contributors were consumer-
oriented sectors where the Fund was underweighted, such
as paper packaging and metal & glass containers.
Other relative contributors included stock selection and an
overweighting in oil & gas exploration & production, stock
selection and an underweighting in oil & gas storage &
transportation, and overweightings in oil & gas equipment &
services and oil & gas drilling, all of which also contributed on an absolute basis. Several oilfield services stocks in the
Fund were down over the 12-month period and still, in our
view, hold strong upside potential, yet the Fund’s holdings
still outperformed those in the benchmark. Standouts in
these sectors were Devon Energy, natural gas-focused
Coterra Energy, Targa Resources, Williams Cos., NexTier
Oilfield Solutions and Patterson-UTI Energy.
Gold also contributed to relative returns due to overweighted positions in holdings that outperformed the sector such as
SSR Mining, Newmont and Barrick Gold.
Thank you for your continued participation in Franklin Natural
Resources Fund. We look forward to serving your future
investment needs.
Frederick G. Fromm, CFA
Lead Portfolio Manager
Matthew J. Adams, CFA
Stephen M. Land, CFA
Portfolio Management Team
Top 10 Holdings
4/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 4.4%
Oil, Gas & Consumable Fuels, United States
ConocoPhillips 4.2%
Oil, Gas & Consumable Fuels, United States
Exxon Mobil Corp. 4.0%
Oil, Gas & Consumable Fuels, United States
Shell plc 3.2%
Oil, Gas & Consumable Fuels, Netherlands
Suncor Energy, Inc. 3.0%
Oil, Gas & Consumable Fuels, Canada
Canadian Natural Resources Ltd. 2.7%
Oil, Gas & Consumable Fuels, Canada
EOG Resources, Inc. 2.7%
Oil, Gas & Consumable Fuels, United States
Newmont Corp. 2.5%
Metals & Mining, United States
Coterra Energy, Inc. 2.5%
Oil, Gas & Consumable Fuels, United States
Schlumberger NV 2.4%
Energy Equipment & Services, United States

Franklin Natural Resources Fund
14
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Annual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2022
Franklin Natural Resources Fund
15
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4 /3 0 /2 2
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +36.63% +29.08%
5-Year +17.50% +2.12%
10-Year -14.96% -2.16%
Advisor
1-Year +36.93% +36.93%
5-Year +18.94% +3.53%
10-Year -12.70% -1.35%
See page 17 for Performance Summary footnotes.

Franklin Natural Resources Fund
Performance Summary
16
franklintempleton.com
Annual Report
See page
17
for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/12–4/30/22)
Advisor Class
(5/1/12–4/30/22)

Franklin Natural Resources Fund
Performance Summary
17
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Investing in a fund concentrating in the natural resources sector involves special risks, includ-
ing increased susceptibility to adverse economic and regulatory developments affecting the sector. Growth stock prices may fall dramatically if the company fails to meet projections of earnings or revenue; their prices may be more volatile than other securities, particularly over the short term. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The S&P North American Natural Resources Sector Index is a modified capitalization-weighted index that includes companies involved in extractive industries (mining), energy and forestry services, producers of pulp and paper, and owners and operators of timber tracts or plantations. The S&P 500 is a market capitaliza-
tion-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–4/30/22)
Share Class
Net Investment
Income
A $0.2750
C $0.0795
R6 $0.3584
Advisor $0.3119
Total Annual Operating Expenses
5
Share Class
A 1.25%
Advisor 1.00%

Your Fund’s Expenses
Franklin Natural Resources Fund
18
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,188.70 $5.71 $1,019.58 $5.27 1.05%
C $1,000 $1,184.20 $9.77 $1,015.85 $9.01 1.80%
R6 $1,000 $1,191.40 $3.44 $1,021.65 $3.18 0.63%
Advisor $1,000 $1,190.10 $4.33 $1,020.84 $4.00 0.80%

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
.
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $163.50 $150.48 $138.85 $146.14 $147.22
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.75) (0.99) (0.69) (0.99) (0.80)
Net realized and unrealized gains (losses) ........... (43.17) 38.85 26.48 (1.75) 3.32
Total from investment operations .................... (43.92) 37.86 25.79 (2.74) 2.52
Less distributions from:
Net investment income .......................... (1.01) — — — —
Net realized gains ............................. (16.67) (24.84) (14.16) (4.55) (3.60)
Total distributions ............................... (17.68) (24.84) (14.16) (4.55) (3.60)
Net asset value, end of year ....................... $101.90 $163.50 $150.48 $138.85 $146.14
Total return
c
................................... (28.56)% 24.26% 18.52% (1.60)% 1.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 0.98% 1.03% 1.02% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 1.04%
e
0.97% 1.01% 1.00% 1.03%
Net investment (loss) ............................ (0.54)% (0.58)% (0.49)% (0.67)% (0.53)%
Supplemental data
Net assets, end of year (000’s) ..................... $705,915 $1,160,451 $960,305 $924,611 $1,081,883
Portfolio turnover rate ............................ 26.25% 47.30% 32.92% 28.62% 26.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $152.95 $143.00 $133.51 $141.75 $143.98
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.51) (2.16) (1.70) (2.03) (1.90)
Net realized and unrealized gains (losses) ........... (40.18) 36.95 25.35 (1.66) 3.27
Total from investment operations .................... (41.69) 34.79 23.65 (3.69) 1.37
Less distributions from:
Net realized gains ............................. (16.67) (24.84) (14.16) (4.55) (3.60)
Net asset value, end of year ....................... $94.59 $152.95 $143.00 $133.51 $141.75
Total return
c
................................... (29.00)% 23.33% 17.62% (2.33)% 0.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.73% 1.78% 1.77% 1.80%
Expenses net of waiver and payments by affiliates
d
...... 1.66%
e
1.72% 1.76% 1.75% 1.78%
Net investment (loss) ............................ (1.16)% (1.32)% (1.24)% (1.42)% (1.28)%
Supplemental data
Net assets, end of year (000’s) ..................... $33,905 $64,801 $48,363 $46,508 $58,433
Portfolio turnover rate ............................ 26.25% 47.30% 32.92% 28.62% 26.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $172.21 $156.99 $143.83 $150.65 $151.03
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.23) (0.45) (0.18) (0.46) (0.17)
Net realized and unrealized gains (losses) ........... (45.64) 40.51 27.50 (1.81) 3.39
Total from investment operations .................... (45.87) 40.06 27.32 (2.27) 3.22
Less distributions from:
Net investment income .......................... (1.61) — — — —
Net realized gains ............................. (16.67) (24.84) (14.16) (4.55) (3.60)
Total distributions ............................... (18.28) (24.84) (14.16) (4.55) (3.60)
Net asset value, end of year ....................... $108.06 $172.21 $156.99 $143.83 $150.65
Total return .................................... (28.29)% 24.67% 18.95% (1.24)% 2.11%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.74% 0.71% 0.74% 0.70% 0.65%
Expenses net of waiver and payments by affiliates
c
...... 0.66% 0.64% 0.64% 0.63% 0.61%
Net investment (loss) ............................ (0.16)% (0.25)% (0.12)% (0.30)% (0.11)%
Supplemental data
Net assets, end of year (000’s) ..................... $9,614 $16,721 $9,484 $6,164 $8,307
Portfolio turnover rate ............................ 26.25% 47.30% 32.92% 28.62% 26.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $169.95 $155.30 $142.56 $149.54 $150.20
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.42) (0.59) (0.34) (0.63) (0.45)
Net realized and unrealized gains (losses) ........... (44.99) 40.08 27.24 (1.80) 3.39
Total from investment operations .................... (45.41) 39.49 26.90 (2.43) 2.94
Less distributions from:
Net investment income .......................... (1.41) — — — —
Net realized gains ............................. (16.67) (24.84) (14.16) (4.55) (3.60)
Total distributions ............................... (18.08) (24.84) (14.16) (4.55) (3.60)
Net asset value, end of year ....................... $106.46 $169.95 $155.30 $142.56 $149.54
Total return .................................... (28.39)% 24.56% 18.82% (1.36)% 1.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.73% 0.78% 0.77% 0.80%
Expenses net of waiver and payments by affiliates
c
...... 0.79%
d
0.72% 0.76% 0.75% 0.78%
Net investment (loss) ............................ (0.29)% (0.33)% (0.24)% (0.42)% (0.28)%
Supplemental data
Net assets, end of year (000’s) ..................... $110,726 $206,375 $159,348 $153,874 $180,219
Portfolio turnover rate ............................ 26.25% 47.30% 32.92% 28.62% 26.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2022
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Biotechnology 75.4%
a
89bio, Inc. ........................................... United States 134,065 $ 290,921
a,b
Adagio Therapeutics, Inc. ............................... United States 100,903 288,583
a
Albireo Pharma, Inc. ................................... United States 161,787 5,148,062
a
Alector , Inc. .......................................... United States 454,545 4,363,632
Amgen, Inc. ......................................... United States 266,362 62,112,955
a
Applied Molecular Transport, Inc. ......................... United States 138,000 592,020
a
Applied Therapeutics, Inc. ............................... United States 761,354 1,499,867
a
Arcus Biosciences, Inc. ................................. United States 194,113 4,699,476
a
Arcutis Biotherapeutics , Inc. ............................. United States 141,456 2,855,997
a
Argenx SE, ADR ...................................... Netherlands 72,998 20,973,785
a
Ascendis Pharma A/S, ADR ............................. Denmark 248,400 22,671,468
a,b
BELLUS Health, Inc. ................................... Canada 587,700 4,736,862
a
Biogen, Inc. ......................................... United States 133,875 27,771,030
a
BioMarin Pharmaceutical, Inc. ............................ United States 142,456 11,588,796
a
Candel Therapeutics, Inc. ............................... United States 400,800 1,434,864
a,b
Centessa Pharmaceuticals plc, ADR ....................... United States 278,993 2,432,819
a
Codiak Biosciences, Inc. ................................ United States 123,288 364,933
a
CRISPR Therapeutics AG ............................... Switzerland 106,514 5,285,225
a
Cullinan Oncology, Inc. ................................. United States 113,700 1,115,397
a
Cytokinetics, Inc. ...................................... United States 254,100 10,130,967
a,b
Day One Biopharmaceuticals, Inc. ......................... United States 464,633 3,958,673
a
Dyne Therapeutics, Inc. ................................ United States 215,539 1,720,001
a
Equillium , Inc. ........................................ United States 294,800 720,786
a,b
Exscientia plc, ADR .................................... United Kingdom 30,087 323,736
a
Fate Therapeutics, Inc. ................................. United States 222,810 6,363,454
Gilead Sciences, Inc. .................................. United States 730,013 43,318,971
a
Harpoon Therapeutics, Inc. .............................. United States 445,299 1,001,923
a
Heron Therapeutics, Inc. ................................ United States 1,739,677 7,863,340
a
HilleVax , Inc. ......................................... United States 97,700 1,865,093
a
Horizon Therapeutics plc ................................ United States 488,349 48,131,677
a
Insmed , Inc. ......................................... United States 780,500 17,147,585
a
Intellia Therapeutics, Inc. ................................ United States 109,353 5,361,578
a
Iovance Biotherapeutics , Inc. ............................. United States 1,395,901 21,147,900
a
IVERIC bio, Inc. ...................................... United States 419,108 5,804,646
a
Karuna Therapeutics, Inc. ............................... United States 43,937 4,897,218
a
Keros Therapeutics, Inc. ................................ United States 148,751 7,885,291
a
Kezar Life Sciences, Inc. ................................ United States 846,450 10,055,826
a
Kronos Bio, Inc. ...................................... United States 84,158 398,067
a
Legend Biotech Corp., ADR ............................. United States 159,125 6,388,869
a
LogicBio Therapeutics, Inc. .............................. United States 306,913 135,042
a
Merus NV ........................................... Netherlands 177,121 3,613,268
a
Mirati Therapeutics, Inc. ................................ United States 228,819 14,138,726
a
Moderna , Inc. ........................................ United States 97,615 13,120,432
a
Neurocrine Biosciences, Inc. ............................. United States 215,800 19,428,474
a,b
Novavax , Inc. ........................................ United States 78,982 3,559,719
a,b
Pardes Biosciences, Inc. ................................ United States 77,033 572,355
a
Praxis Precision Medicines, Inc. .......................... United States 103,600 839,160
a
Prometheus Biosciences, Inc. ............................ United States 178,787 4,702,098
a
PTC Therapeutics, Inc. ................................. United States 799,400 28,242,802
a
Regeneron Pharmaceuticals, Inc. ......................... United States 82,900 54,640,219
a,b
Reneo Pharmaceuticals, Inc. ............................. United States 158,423 367,541
a
Rocket Pharmaceuticals, Inc. ............................ United States 375,771 3,862,926
a
Sage Therapeutics, Inc. ................................ United States 101,070 3,185,726
a
Seagen , Inc. ......................................... United States 162,151 21,243,403
a
Sutro Biopharma, Inc. .................................. United States 916,889 5,510,503
a
Taysha Gene Therapies, Inc. ............................. United States 304,256 1,113,577
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 60,696 4,290,600
a
Vertex Pharmaceuticals, Inc. ............................. United States 269,770 73,706,559

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Viridian Therapeutics, Inc. ............................... United States 210,000 $ 2,889,600
a,b
VistaGen Therapeutics, Inc. ............................. United States 3,617,653 4,594,419
648,469,442
Health Care Providers & Services 1.2%
a
Guardant Health, Inc. .................................. United States 173,066 10,678,172
Life Sciences Tools & Services 6.7%
a
Avantor , Inc. ......................................... United States 65,600 2,091,328
a,b
Codex DNA, Inc. ...................................... United States 543,182 2,009,773
a
Illumina, Inc. ......................................... United States 129,900 38,534,835
Thermo Fisher Scientific, Inc. ............................ United States 26,900 14,873,548
57,509,484
Pharmaceuticals 14.8%
AstraZeneca plc, ADR .................................. United Kingdom 393,600 26,135,040
a
Athira Pharma, Inc. .................................... United States 666,676 6,860,096
a
Catalent , Inc. ........................................ United States 22,700 2,055,712
a
EyePoint Pharmaceuticals, Inc. ........................... United States 1,172,900 13,253,770
a
Intra-Cellular Therapies, Inc. ............................. United States 450,226 22,785,938
a
Jazz Pharmaceuticals plc ............................... United States 269,708 43,212,616
a
Marinus Pharmaceuticals, Inc. ............................ United States 149,200 987,704
a
Pliant Therapeutics, Inc. ................................ United States 149,100 873,726
a
Reata Pharmaceuticals, Inc., A ........................... United States 186,056 4,722,101
a
Revance Therapeutics, Inc. .............................. United States 376,766 6,171,427
127,058,130
Total Common Stocks (Cost $653,794,230) .....................................
843,715,228
Preferred Stocks 0.2%
Biotechnology 0.1%
a,c,d
Pipeline Therapeutics, Inc., C ............................ United States 779,505 751,599
a
Health Care Providers & Services 0.1%
a,c,d
Artiva Biotherapeutics , Inc., B ............................ United States 189,499 797,876
a
Total Preferred Stocks (Cost $4,173,484) .......................................
1,549,475
Warrants
Warrants 0.0%
†
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc., 7/07/27 .............................. United States 115,266 87,602
Total Warrants (Cost $–) ......................................................
87,602
Principal
Amount
*
Corporate Bonds 0.4%
Biotechnology 0.4%
c,d
HilleVax , Inc. , 6% , 8/31/22 ............................... United States 2,652,900 3,227,591
Total Corporate Bonds (Cost $2,652,900) .......................................
3,227,591

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,c
Sanofi SA ........................................... France 2,333,755 $ 76,022
Total Escrows and Litigation Trusts (Cost $26,589) ..............................
76,022
Total Long Term Investments (Cost $660,647,203) ...............................
848,655,918
a
Short Term Investments 1.3%
a a
Country Shares
a
Value
a a
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 6,199,878 6,199,878
Total Money Market Funds (Cost $6,199,878) ...................................
6,199,878
a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 4,994,101 4,994,101
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $4,994,101) ............................................................
4,994,101
Total Short Term Investments (Cost $11,193,979 ) ................................
11,193,979
a
Total Investments (Cost $671,841,182) 100.0% ..................................
$859,849,897
Other Assets, less Liabilities 0.0%
†
............................................
310,440
Net Assets 100.0% ...........................................................
$860,160,337
See A bbreviations on page 51 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2022. See Note 1(d).
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.02 $13.60 $23.58 $27.96 $25.11
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.28 0.34 0.31 0.39
c
Net realized and unrealized gains (losses) ........... 6.77 6.54 (9.96) (4.20) 2.77
Total from investment operations .................... 7.27 6.82 (9.62) (3.89) 3.16
Less distributions from:
Net investment income .......................... (0.28) (0.40) (0.36) (0.49) (0.31)
Net asset value, end of year ....................... $27.01 $20.02 $13.60 $23.58 $27.96
Total return
d
................................... 36.63% 50.55% (41.30)% (13.69)% 12.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.24% 1.17% 1.03% 1.13%
Expenses net of waiver and payments by affiliates
e
...... 1.10% 1.24%
f
1.17%
f
1.03%
f
1.13%
f
Net investment income ........................... 2.17% 1.71% 1.75% 1.21% 1.56%
c
Supplemental data
Net assets, end of year (000’s) ..................... $289,403 $176,127 $123,467 $247,362 $344,695
Portfolio turnover rate ............................ 27.45% 49.23% 25.60% 29.83% 29.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.91%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.58 $13.25 $22.82 $27.17 $24.28
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.15 0.19 0.11 0.20
c
Net realized and unrealized gains (losses) ........... 6.63 6.38 (9.70) (4.07) 2.69
Total from investment operations .................... 6.95 6.53 (9.51) (3.96) 2.89
Less distributions from:
Net investment income .......................... (0.08) (0.20) (0.06) (0.39) —
Net asset value, end of year ....................... $26.45 $19.58 $13.25 $22.82 $27.17
Total return
d
................................... 35.59% 49.42% (41.71)% (14.37)% 11.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.86% 1.99% 1.92% 1.78% 1.88%
Expenses net of waiver and payments by affiliates
e
...... 1.86% 1.99%
f
1.92%
f
1.78%
f
1.88%
f
Net investment income ........................... 1.41% 0.93% 1.00% 0.46% 0.81%
c
Supplemental data
Net assets, end of year (000’s) ..................... $30,427 $27,753 $23,391 $49,620 $83,814
Portfolio turnover rate ............................ 27.45% 49.23% 25.60% 29.83% 29.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.16%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.58 $14.63 $25.22 $29.79 $26.87
Income from investment operations
a
:
Net investment income
b
......................... 0.64 0.39 0.54 0.45 0.57
c
Net realized and unrealized gains (losses) ........... 7.31 7.05 (10.76) (4.49) 2.95
Total from investment operations .................... 7.95 7.44 (10.22) (4.04) 3.52
Less distributions from:
Net investment income .......................... (0.36) (0.49) (0.37) (0.53) (0.60)
Net asset value, end of year ....................... $29.17 $21.58 $14.63 $25.22 $29.79
Total return .................................... 37.24% 51.43% (41.02)% (13.31)% 13.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.89% 0.72% 0.62% 0.64%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.72%
d
0.66%
d
0.59%
d
0.57%
d
Net investment income ........................... 2.53% 2.22% 2.26% 1.65% 2.12%
c
Supplemental data
Net assets, end of year (000’s) ..................... $4,943 $1,722 $839 $15,627 $15,866
Portfolio turnover rate ............................ 27.45% 49.23% 25.60% 29.83% 29.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.47%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.44 $14.54 $25.20 $29.80 $26.81
Income from investment operations
a
:
Net investment income
b
......................... 0.60 0.33 0.41 0.40 0.49
c
Net realized and unrealized gains (losses) ........... 7.24 7.01 (10.64) (4.49) 2.95
Total from investment operations .................... 7.84 7.34 (10.23) (4.09) 3.44
Less distributions from:
Net investment income .......................... (0.31) (0.44) (0.43) (0.51) (0.45)
Net asset value, end of year ....................... $28.97 $21.44 $14.54 $25.20 $29.80
Total return .................................... 36.93% 50.95% (41.15)% (13.50)% 13.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 1.00% 0.92% 0.78% 0.88%
Expenses net of waiver and payments by affiliates
d
...... 0.85% 1.00%
e
0.92%
e
0.78%
e
0.88%
e
Net investment income ........................... 2.39% 1.93% 2.00% 1.46% 1.81%
c
Supplemental data
Net assets, end of year (000’s) ..................... $87,707 $39,562 $28,334 $62,639 $78,443
Portfolio turnover rate ............................ 2 7.45% 49.23% 25.60% 29.83% 29.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.16%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2022
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares a Value
a
Common Stocks 95.7%
Agricultural Products 1.2%
Bunge Ltd. .......................................... United States 25,700 $ 2,907,184
a
Darling Ingredients, Inc. ................................ United States 28,300 2,076,937
4,984,121
Construction Machinery & Heavy Trucks 0.4%
a
Proterra , Inc. ......................................... United States 270,800 1,681,668
a
Construction Materials 0.6%
Martin Marietta Materials, Inc. ............................ United States 7,700 2,727,494
Copper 4.4%
Antofagasta plc ....................................... Chile 157,900 3,022,943
a
ERO Copper Corp. .................................... Brazil 215,700 3,101,217
First Quantum Minerals Ltd. ............................. Zambia 53,200 1,525,206
Freeport-McMoRan, Inc. ................................ United States 190,400 7,720,720
a
Imperial Metals Corp. .................................. Canada 122,760 353,569
Lundin Mining Corp. ................................... Chile 220,800 2,016,101
17,739,756
Diversified Chemicals 1.0%
Huntsman Corp. ...................................... United States 124,500 4,216,815
Diversified Metals & Mining 5.3%
a
29Metals Ltd. ........................................ Australia 1,174,800 2,222,949
a
Aclara Resources, Inc. ................................. United Kingdom 489,200 224,674
a,b
Aclara Resources, Inc., 144A ............................ United Kingdom 510,754 234,574
Anglo American plc .................................... South Africa 78,500 3,476,981
c
BHP Group Ltd., ADR .................................. Australia 93,600 6,269,328
a
Capstone Copper Corp. ................................ Canada 623,400 2,838,820
a
Glencore plc ......................................... Australia 364,400 2,245,401
Rio Tinto plc, ADR ..................................... Australia 42,700 3,036,824
Teck Resources Ltd., B ................................. Canada 47,500 1,874,350
22,423,901
Electrical Components & Equipment 1.3%
a
Fluence Energy, Inc. ................................... United States 80,700 740,019
a
FREYR Battery SA .................................... Norway 225,800 2,027,684
a,c
SES AI Corp. ........................................ Singapore 196,600 1,266,104
a
Shoals Technologies Group, Inc., A ........................ United States 132,300 1,320,354
5,354,161
Environmental & Facilities Services 0.4%
a
Li-Cycle Holdings Corp. ................................. Canada 248,500 1,612,765
a
Fertilizers & Agricultural Chemicals 1.8%
Corteva , Inc. ......................................... United States 70,800 4,084,452
Nutrien Ltd. .......................................... Canada 35,100 3,448,575
7,533,027
Food Distributors 0.4%
a
Performance Food Group Co. ............................ United States 32,100 1,580,925
a
Gold 7.4%
Agnico Eagle Mines Ltd. ................................ Canada 85,400 4,971,169
Alamos Gold, Inc., A ................................... Canada 402,900 3,129,990
Barrick Gold Corp. .................................... Canada 327,291 7,301,862
Newcrest Mining Ltd. ................................... Australia 26,800 503,251
Newmont Corp. ....................................... United States 142,500 10,381,125

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
SSR Mining, Inc. ...................................... Canada 184,700 $ 4,065,247
30,352,644
Heavy Electrical Equipment 0.3%
a
TPI Composites, Inc. ................................... United States 101,400 1,160,016
a
Industrial Gases 3.0%
Air Products and Chemicals, Inc. .......................... United States 26,100 6,109,227
Linde plc ............................................ United Kingdom 19,800 6,176,808
12,286,035
Industrial Machinery 0.7%
Xylem, Inc. .......................................... United States 34,700 2,793,350
Integrated Oil & Gas 17.7%
Chevron Corp. ....................................... United States 116,600 18,267,722
Exxon Mobil Corp. ..................................... United States 193,300 16,478,825
Occidental Petroleum Corp. ............................. United States 86,300 4,754,267
Shell plc, ADR ........................................ Netherlands 250,000 13,357,500
Suncor Energy, Inc. .................................... Canada 343,800 12,358,762
TotalEnergies SE, ADR ................................. France 162,010 7,891,507
73,108,583
Marine 0.2%
Eneti , Inc. ........................................... United States 155,500 940,775
Metal & Glass Containers 1.2%
Ball Corp. ........................................... United States 36,900 2,994,804
Crown Holdings, Inc. ................................... United States 17,300 1,903,692
4,898,496
Oil & Gas Drilling 1.4%
Helmerich & Payne, Inc. ................................ United States 64,500 2,968,935
Patterson-UTI Energy, Inc. .............................. United States 171,700 2,822,748
5,791,683
Oil & Gas Equipment & Services 10.7%
Baker Hughes Co. ..................................... United States 157,400 4,882,548
Cactus, Inc., A ........................................ United States 32,000 1,597,760
ChampionX Corp. ..................................... United States 129,700 2,736,670
Halliburton Co. ....................................... United States 147,000 5,236,140
a
Liberty Energy, Inc., A .................................. United States 189,900 3,064,986
a
NexTier Oilfield Solutions, Inc. ............................ United States 187,400 2,067,022
a
Nine Energy Service, Inc. ............................... United States 288,992 765,829
a
Oceaneering International, Inc. ........................... United States 158,200 1,792,406
a
Oil States International, Inc. ............................. United States 250,600 1,694,056
a
Ranger Energy Services, Inc. ............................ United States 335,595 3,396,221
Schlumberger NV ..................................... United States 255,000 9,947,550
a
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 17,600 1,006,998
a
Select Energy Services, Inc., A ........................... United States 226,719 1,759,340
a,c
Technip Energies NV ................................... France 40,899 496,974
a
TechnipFMC plc ...................................... United Kingdom 566,700 3,921,564
44,366,064
Oil & Gas Exploration & Production 18.5%
Aker BP ASA ......................................... Norway 89,900 3,220,347
Canadian Natural Resources Ltd. ......................... Canada 181,500 11,233,461
ConocoPhillips ....................................... United States 182,000 17,384,640

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production (continued)
Coterra Energy, Inc. ................................... United States 352,400 $ 10,145,596
Devon Energy Corp. ................................... United States 118,000 6,864,060
EOG Resources, Inc. .................................. United States 95,400 11,138,904
EQT Corp. .......................................... United States 99,000 3,935,250
Hess Corp. .......................................... United States 50,600 5,215,342
Pioneer Natural Resources Co. ........................... United States 29,301 6,811,603
75,949,203
Oil & Gas Refining & Marketing 6.1%
Marathon Petroleum Corp. .............................. United States 105,500 9,205,930
Phillips 66 ........................................... United States 86,000 7,461,360
Valero Energy Corp. ................................... United States 76,200 8,494,776
25,162,066
Oil & Gas Storage & Transportation 8.0%
Enbridge, Inc. ........................................ Canada 71,000 3,098,440
Kinder Morgan, Inc. .................................... United States 341,700 6,201,855
New Fortress Energy, Inc. ............................... United States 45,800 1,776,124
Targa Resources Corp. ................................. United States 57,800 4,243,098
TC Energy Corp. ...................................... Canada 176,300 9,326,270
Williams Cos., Inc. (The) ................................ United States 250,600 8,593,074
33,238,861
Paper Packaging 0.5%
Packaging Corp. of America ............................. United States 12,800 2,062,976
Semiconductor Equipment 0.4%
a
SolarEdge Technologies, Inc. ............................ United States 6,700 1,677,747
a
Specialty Chemicals 1.1%
Albemarle Corp. ...................................... United States 8,100 1,561,923
Ecolab, Inc. .......................................... United States 9,900 1,676,466
Neo Performance Materials, Inc. .......................... Canada 23,600 237,167
b
Neo Performance Materials, Inc., 144A ..................... Canada 85,000 854,201
4,329,757
Steel 0.8%
Vale SA, ADR ........................................ Brazil 188,800 3,188,832
Trading Companies & Distributors 0.9%
a
Univar Solutions, Inc. .................................. United States 126,200 3,674,944
a
Total Common Stocks (Cost $266,815,248) .....................................
394,836,665
Warrants
a a a a a
Warrants 0.2%
Integrated Oil & Gas 0.2%
a
Occidental Petroleum Corp., 8/03/27 ....................... United States 17,900 603,946
Total Warrants (Cost $88,605) .................................................
603,946

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a Value
a a a a a a
Convertible Bonds 0.3%
Oil & Gas Equipment & Services 0.3%
b
Oil States International, Inc., Senior Note, 144A, 4.75%, 4/01/26 .. United States 1,200,000 $ 1,216,500
Total Convertible Bonds (Cost $1,200,000) .....................................
1,216,500
Total Long Term Investments (Cost $268,103,853) ...............................
396,657,111
a
Short Term Investments 5.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 18,559,837 18,559,837
Total Money Market Funds (Cost $18,559,837) ..................................
18,559,837
f
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 3,718,640 3,718,640
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,718,640) .................................................................
3,718,640
Total Short Term Investments (Cost $22,278,477 ) ................................
22,278,477
a
Total Investments (Cost $290,382,330) 101.6% ..................................
$418,935,588
Other Assets, less Liabilities (1.6)% ...........................................
(6,455,791)
Net Assets 100.0% ...........................................................
$412,479,797
See Abbreviations on page 51 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $2,305,275, representing 0.6% of net assets.
c
A portion or all of the security is on loan at April 30, 2022. See Note 1(d).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $660,647,203 $268,103,853
Cost - Non-controlled affiliates (Note 3f) ....................................... 11,193,979 22,278,477
Value - Unaffiliated issuers (Includes securities loaned of $4,669,539 and $3,540,884 respectively) ............................................................ $848,655,918 $396,657,111
Value - Non-controlled affiliates (Note 3f) ....................................... 11,193,979 22,278,477
Foreign currency, at value (cost $– and $96,589 respectively) ......................... — 96,589
Receivables:
Investment securities sold .................................................. 9,356,827 3,032,689
Capital shares sold ....................................................... 301,347 1,023,801
Dividends and interest .................................................... 128,661 488,461
Total assets ......................................................... 869,636,732 423,577,128
Liabilities:
Payables:
Investment securities purchased ............................................. 1,801,841 6,434,348
Capital shares redeemed .................................................. 1,664,402 424,923
Management fees ........................................................ 504,157 173,699
Distribution fees ......................................................... 130,040 86,847
Transfer agent fees ....................................................... 73,364 96,011
Trustees' fees and expenses ................................................ 5,972 —
Payable upon return of securities loaned (Note 1 d ) ................................. 4,994,101 3,718,640
Accrued expenses and other liabilities .......................................... 302,518 162,863
Total liabilities ........................................................ 9,476,395 11,097,331
Net assets, at value ................................................ $860,160,337 $412,479,797
Net assets consist of:
Paid-in capital ............................................................ $727,815,446 $491,121,766
Total distributable earnings (losses) ............................................ 132,344,891 (78,641,969)
Net assets, at value ................................................ $860,160,337 $412,479,797

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A:
Net assets, at value ...................................................... $705,915,358 $289,402,757
Shares outstanding ....................................................... 6,927,560 10,716,437
Net asset value per share
a
................................................. $101.90 $27.01
Maximum offering price per share (net asset value per share ÷ 94.50%) ............... $107.83 $28.58
Class C:
Net assets, at value ...................................................... $33,905,140 $30,426,542
Shares outstanding ....................................................... 358,447 1,150,496
Net asset value and maximum offering price per share
a
............................ $94.59 $26.45
Class R6:
Net assets, at value ...................................................... $9,613,928 $4,943,039
Shares outstanding ....................................................... 88,966 169,471
Net asset value and maximum offering price per share ............................ $108.06 $29.17
Advisor Class:
Net assets, at value ...................................................... $110,725,911 $87,707,459
Shares outstanding ....................................................... 1,040,108 3,027,146
Net asset value and maximum offering price per share ............................ $106.46 $28.97
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Investment income:
Dividends: (net of foreign taxes of $– and $343,157, respectively)
Unaffiliated issuers ....................................................... $5,532,663 $9,589,668
Non-controlled affiliates (Not e 3f) ............................................ 2,027 1,128
Interest:
Unaffiliated issuers ....................................................... 105,624 57,000
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 321,604 56,836
Non-controlled affiliates (N ote 3 f ) ............................................ 2,387 398
Total investment income .................................................. 5,964,305 9,705,030
Expenses:
Management fees (Note 3 a ) .................................................. 7,076,435 1,586,257
Distribution fees: (Note 3c )
    Class A ............................................................... 2,424,699 533,367
    Class C ............................................................... 433,486 274,475
Transfer agent fees: (Note 3e )
    Class A ............................................................... 1,517,770 478,701
    Class C ............................................................... 77,523 63,034
    Class R6 .............................................................. 15,190 4,427
    Advisor Class ........................................................... 251,917 118,338
Custodian fees (Note 4 ) ..................................................... 27,241 3,302
Reports to shareholders fees ................................................. 184,316 100,978
Registration and filing fees ................................................... 118,446 77,329
Professional fees .......................................................... 90,119 68,435
Trustees' fees and expenses ................................................. 17,018 2,580
Other ................................................................... 52,971 33,267
Total expenses ........................................................ 12,287,131 3,344,490
Expense reductions (Note 4 ) .............................................. (211) —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (44,026) (18,131)
Net expenses ........................................................ 12,242,894 3,326,359
Net investment income (loss) ........................................... (6,278,589) 6,378,671
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (8,447,950) 22,525,181
Foreign currency transactions ............................................... — 30,266
Net realized gain (loss) ................................................. (8,447,950) 22,555,447
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (361,108,400) 62,258,641
Translation of other assets and liabilities denominated in foreign currencies ............. — (2,741)
Net change in unrealized appreciation (depreciation) ........................... (361,108,400) 62,255,900
Net realized and unrealized gain (loss) ........................................... (369,556,350) 84,811,347
Net increase (decrease) in net assets resulting from operations ......................... $(375,834,939) $91,190,018

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(6,278,589) $(8,190,243) $6,378,671 $3,277,215
Net realized gain (loss) ............ (8,447,950) 260,875,031 22,555,447 (40,534,611)
Net change in unrealized appreciation
(depreciation) ................. (361,108,400) 37,007,017 62,255,900 118,462,452
Net increase (decrease) in net
assets resulting from operations . (375,834,939) 289,691,805 91,190,018 81,205,056
Distributions to shareholders:
Class A ........................ (116,449,013) (158,473,630) (2,494,288) (3,383,596)
Class C ........................ (5,802,207) (9,137,943) (89,554) (282,821)
Class R6 ....................... (1,531,760) (1,586,782) (38,089) (30,669)
Advisor Class ................... (18,710,888) (27,324,424) (604,573) (789,349)
Total distributions to shareholders ..... (142,493,868) (196,522,779) (3,226,504) (4,486,435)
Capital share transactions: (Note 2 )
Class A ........................ (32,374,163) 124,171,813 49,938,829 (2,174,380)
Class C ........................ (9,481,659) 14,137,153 (5,131,362) (5,035,749)
Class R6 ....................... (1,164,486) 6,785,898 2,505,666 437,681
Advisor Class ................... (26,838,261) 32,584,271 32,039,388 (812,850)
Total capital share transactions ....... (69,858,569) 177,679,135 79,352,521 (7,585,298)
Net increase (decrease) in net
assets ..................... (588,187,376) 270,848,161 167,316,035 69,133,323
Net assets:
Beginning of year .................. 1,448,347,713 1,177,499,552 245,163,762 176,030,439
End of year ...................... $860,160,337 $1,448,347,713 $412,479,797 $245,163,762

Franklin Strategic Series
Notes to Financial Statements
38
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds offer four classes of
shares: Class A, Class C, Class R6 and Advisor Class.
Effective August 2, 2021, Class C shares automatically
convert to Class A shares after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the

Franklin Strategic Series
Notes to Financial Statements
39
franklintempleton.com
Annual Report
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements
40
franklintempleton.com
Annual Report
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Strategic Series
Notes to Financial Statements
41
franklintempleton.com
Annual Report
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2022
Shares sold
a
................................... 697,466 $95,076,826 4,574,724 $112,358,901
Shares issued in reinvestment of distributions .......... 920,138 111,042,205 113,195 2,454,070
Shares redeemed ............................... (1,787,600) (238,493,194) (2,769,168) (64,874,142)
Net increase (decrease) .......................... (169,996) $(32,374,163) 1,918,751 $49,938,829
Year ended April 30, 2021
Shares sold
a
................................... 1,106,111 $190,970,597 2,266,637 $38,321,213
Shares issued in reinvestment of distributions .......... 873,696 151,123,087 195,163 3,313,861
Shares redeemed ............................... (1,263,851) (217,921,871) (2,741,345) (43,809,454)
Net increase (decrease) .......................... 715,956 $124,171,813 (279,545) $(2,174,380)
Class C
Class C Shares:
Year ended April 30, 2022
Shares sold ................................... 58,272 $7,410,166 528,718 $12,503,124
Shares issued in reinvestment of distributions .......... 51,346 5,768,235 4,156 88,531
Shares redeemed
a
.............................. (174,846) (22,660,060) (799,586) (17,723,017)
Net increase (decrease) .......................... (65,228) $(9,481,659) (266,712) $(5,131,362)
Year ended April 30, 2021
Shares sold ................................... 139,814 $22,954,794 375,909 $6,161,042
Shares issued in reinvestment of distributions .......... 56,116 9,105,394 16,868 281,023
Shares redeemed
a
.............................. (110,459) (17,923,035) (740,499) (11,477,814)
Net increase (decrease) .......................... 85,471 $14,137,153 (347,722) $(5,035,749)
Class R6
Class R6 Shares:
Year ended April 30, 2022
Shares sold ................................... 30,316 $4,514,817 136,937 $3,702,675
Shares issued in reinvestment of distributions .......... 11,670 1,491,452 1,629 38,088
Shares redeemed ............................... (50,114) (7,170,755) (48,892) (1,235,097)
Net increase (decrease) .......................... (8,128) $(1,164,486) 89,674 $2,505,666
Year ended April 30, 2021
Shares sold ................................... 59,665 $10,868,376 49,526 $940,798
Shares issued in reinvestment of distributions .......... 8,532 1,552,442 1,679 30,669
Shares redeemed ............................... (31,511) (5,634,920) (28,743) (533,786)
Net increase (decrease) .......................... 36,686 $6,785,898 22,462 $437,681
Advisor Class
1. Organization and Significant Accounting Policies
(continued)
h. Guarantees and Indemnifications
(continued)

Franklin Strategic Series
Notes to Financial Statements
42
franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended April 30, 2022
Shares sold ................................... 212,105 $29,010,753 1,902,955 $49,991,010
Shares issued in reinvestment of distributions .......... 134,287 16,914,739 25,738 598,134
Shares redeemed ............................... (520,642) (72,763,753) (746,824) (18,549,756)
Net increase (decrease) .......................... (174,250) $(26,838,261) 1,181,869 $32,039,388
Year ended April 30, 2021
Shares sold ................................... 482,142 $85,624,728 940,812 $16,811,124
Shares issued in reinvestment of distributions .......... 137,265 24,655,507 43,029 781,847
Shares redeemed ............................... (431,123) (77,695,964) (1,086,738) (18,405,821)
Net increase (decrease) .......................... 188,284 $32,584,271 (102,897) $(812,850)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements
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Franklin Natural Resources Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Gross effective investment management fee rate ........ 0.593% 0.534%
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements
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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2022, investments in affiliated management investment companies were as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $126,521 $58,023
CDSC retained ........................... $21,371 $6,334
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Transfer agent fees ........................ $796,548 $326,834 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 24% $ 62,712,992 $ 241,240,346 $ (297,753,460) $ — $ — $ 6,199,878 6,199,878 $ 2,027
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements
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g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2022.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended April 30, 2022 the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 24% $28,782,225 $259,311,031 $(283,099,155) $— $— $4,994,101 4,994,101 $2,387
Total Affiliated Securities ... $91,495,217 $500,551,377 $(580,852,615) $— $— $11,193,979 $4,414
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $ 11,479,563 $ 108,587,852 $ (101,507,578) $ — $ — $ 18,559,837 18,559,837 $ 1,128
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $450,105 $87,590,510 $(84,321,975) $— $— $3,718,640 3,718,640 $398
Total Affiliated Securities ... $11,929,668 $196,178,362 $(185,829,553) $— $— $22,278,477 $1,526
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements
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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2022, the capital loss carryforwards were as follows:
During the year ended April 30, 2022, the following Funds utilized capital loss carryforwards as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2022, the Franklin Biotechnology Discovery Fund deferred post-October capital losses of $43,500,972 and late-year ordinary losses of $4,562,217.
The tax character of distributions paid during the years ended April 30, 2022 and 2021, was as follows:
At April 30, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 6,489,737
Long term ............................. — 201,797,349
Total capital loss carryforwards ............ $— $208,287,086
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Capital loss utilized carryforwards .... $— $22,111,530
Franklin Biotechnology Discovery
Fund Franklin Natural Resources Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $17,767,039 $82,206,647 $3,226,504 $4,486,435
Long term capital gain .................... 124,726,829 114,316,132 — —
$142,493,868 $196,522,779 $3,226,504 $4,486,435
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
a a a
Cost of investments ....................... $679,441,813 $297,860,720
Unrealized appreciation ..................... $320,631,010 $143,663,880
Unrealized depreciation ..................... (140,222,926) (22,589,012)
Net unrealized appreciation (depreciation) ....... $180,408,084 $121,074,868
Distributable earnings:
Undistributed ordinary income ................ $— $6,398,815
Total distributable earnings .................. $— $6,398,815

Franklin Strategic Series
Notes to Financial Statements
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2022, were as follows:
At April 30, 2022, in connection with securities lending transactions, the Franklin Biotechnology Discovery Fund and Franklin
Natural Resources Fund loaned equity investments and received $4,994,101 and $3,718,640 of cash collateral, respectively.
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the
Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Purchases .............................. $307,512,095 $152,229,170
Sales .................................. $486,092,018 $79,158,862
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements
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Annual Report
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2022, investments in
“affiliated companies” were as follows:
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2022, the Funds did not use the Global Credit Facility.
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
189,499 Artiva Biotherapeutics , Inc., B ................... 2/22/21 $ 2,084,489 $ 797,876
2,652,900
a
HilleVax , Inc., 6%, 8/31/22 ..................... 8/31/21 2,652,900 3,227,591
779,505 Pipeline Therapeutics, Inc., C ................... 2/09/21 2,088,995 751,599
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $6,826,384 $4,777,066
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,865,093 as of April 30, 2022.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Artiva Biotherapeutics ,
Inc., B .......... $ 2,084,489 $ — $ — $ — $ —
a
$—
a
— $ —
Total Affiliated Securities
(Value is 0. 0 % of Net
Assets) .......... $2,084,489 $— $— $— $— $— $—
a
As of April 30, 2022, no longer an affiliate.
9. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements
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12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 843,715,228 $ — $ — $ 843,715,228
Preferred Stocks ........................ — — 1,549,475 1,549,475
Warrants .............................. 87,602 — — 87,602
Corporate Bonds ........................ — — 3,227,591 3,227,591
Escrows and Litigation Trusts ............... — — 76,022 76,022
Short Term Investments ................... 11,193,979 — — 11,193,979
Total Investments in Securities ........... $854,996,809 $— $4,853,088 $859,849,897
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
a
Common Stocks :
Agricultural Products .................... $ 4,984,121 $ — $ — $ 4,984,121
Construction Machinery & Heavy Trucks ..... 1,681,668 — — 1,681,668
Construction Materials .................. 2,727,494 — — 2,727,494
Copper .............................. 14,716,813 3,022,943 — 17,739,756
Diversified Chemicals ................... 4,216,815 — — 4,216,815
Diversified Metals & Mining ............... 14,478,570 7,945,331 — 22,423,901
Electrical Components & Equipment ........ 5,354,161 — — 5,354,161
Environmental & Facilities Services ......... 1,612,765 — — 1,612,765
Fertilizers & Agricultural Chemicals ......... 7,533,027 — — 7,533,027
Food Distributors ...................... 1,580,925 — — 1,580,925
Gold ................................ 29,849,393 503,251 — 30,352,644
Heavy Electrical Equipment .............. 1,160,016 — — 1,160,016
Industrial Gases ....................... 12,286,035 — — 12,286,035
Industrial Machinery .................... 2,793,350 — — 2,793,350
Integrated Oil & Gas .................... 73,108,583 — — 73,108,583
Marine .............................. 940,775 — — 940,775
Metal & Glass Containers ................ 4,898,496 — — 4,898,496
Oil & Gas Drilling ...................... 5,791,683 — — 5,791,683
Oil & Gas Equipment & Services ........... 42,862,092 1,503,972 — 44,366,064
Oil & Gas Exploration & Production ......... 72,728,856 3,220,347 — 75,949,203
Oil & Gas Refining & Marketing ............ 25,162,066 — — 25,162,066
Oil & Gas Storage & Transportation ......... 33,238,861 — — 33,238,861

Franklin Strategic Series
Notes to Financial Statements
50
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At April 30, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund (continued)
Assets:
Common Stocks:
Paper Packaging ...................... $ 2,062,976 $ — $ — $ 2,062,976
Semiconductor Equipment ............... 1,677,747 — — 1,677,747
Specialty Chemicals .................... 3,475,556 854,201 — 4,329,757
Steel ................................ 3,188,832 — — 3,188,832
Trading Companies & Distributors .......... 3,674,944 — — 3,674,944
Warrants .............................. 603,946 — — 603,946
Convertible Bonds ....................... — 1,216,500 — 1,216,500
Short Term Investments ................... 22,278,477 — — 22,278,477
Total Investments in Securities ........... $400,669,043 $18,266,545
b
$— $418,935,588
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $16,195,844, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ —
c
$ — $ —
c
$ — $ — $ — $ (2,597,516) $ 2,597,516 $ — $ —
Capital Markets ..... 5,631,994 — (5,191,890) — — — — (440,104) — —
Convertible Preferred
Stocks :
Pharmaceuticals .... 5,000,000 — (4,999,991) — — — — (9) — —
Preferred Stocks :
Biotechnology ...... 5,574,503 — (11,745,652) — — — 7,620,274 (697,526) 751,599 (976,358)
Health Care Providers &
Services ........ 2,084,489 — — — — — — (1,286,613) 797,876 (1,286,613)
Pharmaceuticals .... 2,087,102 2,087,101 (4,174,203) — — — — — — —
Corporate Bonds :
Biotechnology ...... — 2,652,900 — — — — — 574,691 3,227,591 574,691
Escrows and Litigation
Trusts ........... 851,316 26,589 (852,046) — — — (1,087,487) 1,137,650 76,022 49,433
Total Investments in
Securities ............ $21,229,404 $4,766,590 $(26,963,782) $— $— $— $3,935,271 $1,885,605 $4,853,088 $(1,638,847)
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements
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13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Balance at
Beginning of
Year Purchases Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks
Consumer Finance ... $ 743,430 $ — $ (743,430) $ — $ — $ — $ — $ — $ — $ —
Environmental &
Facilities Services .. 1,738,000 — (1,738,000) — — — — — — —
Investment Banking &
Brokerage ....... 3,796,238 — (3,688,211) — — — — (108,027) — —
Total Investments in Securities . $6,277,668 $— $(6,169,641) $— $— $— $— $(108,027) $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm
52
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Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Biotechnology Discovery Fund and Franklin
Natural Resources Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Biotechnology Discovery Fund and Franklin Natural Resources Fund (two of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2022, the related statements of operations for the year ended
April 30, 2022, the statements of changes in net assets for each of the two years in the period ended April 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2022 and each of the financial highlights for each of the five years in the period ended April 30, 2022 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2022:
Pursuant to:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $124,726,829 $—
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $5,044,561 $5,758,710
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,507,283 $10,152,285
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $9,512,962 $—

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Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 129 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
129 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 140 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board and Trustee
since 2013 and Vice
President since
1991
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund
(each a Fund)
At an in-person meeting held on April 12, 2022 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund

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offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended January 31,
2022. The Board considered the performance returns for
each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Biotechnology Discovery Fund - The Performance
Universe for the Fund included the Fund and all retail
and institutional health/biotechnology funds. The Board
noted that the Fund’s annualized total return for the one-
, three-, five and 10-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that the Fund concentrates its investments within the
biotechnology industries, while the Performance Universe is
comprised mostly of general healthcare funds. Management
noted, however, that the Fund also underperformed its
narrow peer group of biotechnology-only sector funds.
Management explained that the Fund’s underperformance
versus its Performance Universe was driven by stock
selection and, in particular, the Fund’s overweight position in the Hematology/Oncology therapeutic area and underweight
position in the mega-cap biotechnology sector. Management
reviewed with the Board the enhancements it made to the
Fund’s investment processes and changes in the Fund’s
portfolio holdings in an effort to improve performance.
Management represented that it continues to have
confidence in the Fund’s portfolio management team. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period,
and management’s efforts should continue to be closely
monitored.
Franklin Natural Resources Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional global natural resources funds. The Board
noted that the Fund’s annualized income return for the
one-, three- and 10-year periods was below the median of
its Performance Universe, but for the five-year period was
above the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
three-, five- and 10-year periods was below the median
of its Performance Universe, but for the one-year period
was above the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund outperformed its
Performance Universe in the one-year period ended January
31, 2022 due to the Fund’s heavier weighting in energy
equities versus peers, as energy equities posted strong
performance over the period. Management also explained
that investments of the Fund’s peer group have changed
over the past two to three years as peers have shifted
away from energy investments and several energy focused
funds have closed. Management further explained that the
Fund’s benchmark is weighted approximately 70% in energy
investments and that, prior to the pandemic, the Fund’s
portfolio had a similar weighting to energy investments.
Management also explained that the Fund was materially
overweight energy investments over the three- and five-
year periods ended January 31, 2022 versus its peers
and that this overweight position adversely impacted the
Fund’s relative longer-term performance. Management then
discussed with the Board the actions that have been taken
in an effort to address the sources of the Fund’s longer-term underperformance, including the reduction in the weighting
of the Fund’s energy investments from approximately 70% to
60%. The Board noted that the Fund’s one-year annualized
total return was 43.59% and fell in the second quintile of the
Fund’s Performance Universe. The Board concluded that the
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The

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Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
each Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund
and for each of the funds in each Fund’s respective Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Franklin Biotechnology
Discovery Fund included the Fund and nine other health/
biotechnology funds. The Expense Group for the Franklin
Natural Resources Fund included the Fund, four other global
natural resources funds and four natural resources funds.
The Board noted that the Management Rates and actual
total expense ratios for the Funds were below the medians
of their respective Expense Groups. The Board concluded
that the Management Rates charged to the Funds are
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board noted
that the Franklin Natural Resources Fund had experienced
a decrease in assets and would not be expected to

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demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, each Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS2 A 06/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Income Fund
A Series of Franklin Strategic Series
April 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended April 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. Growth
mostly accelerated in 2021 as the reopening of businesses,
widespread vaccinations and federal assistance programs
boosted consumer spending, excepting slower third-quarter
growth as the swiftly spreading Delta variant hindered global supply chains. The U.S. economy contracted in 2022’s first
quarter given a record trade deficit and a decline in inventory investment. Inflation increased during the 12-month period,
influenced by pandemic-related supply and demand
imbalances, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During most of the period, the U.S. Federal Reserve (Fed)
continued quantitative easing measures to bolster credit
markets and encourage economic activity. However, the Fed
decreased its monthly asset purchases starting in November
2021, increased its tapering in subsequent months and
ended purchases in March 2022. To support its goals of
maximizing employment and returning long-term annual
inflation to 2%, the Fed raised the federal funds target rate to a range of 0.25%–0.50% at its March meeting. Shortly after
the reporting period, at its May meeting, the Fed raised its key target rate again to a range of 0.75%–1.00% and stated
its anticipation of ongoing increases.
Although stocks benefited early in the period from the
economic recovery, during the period’s last four months,
investor concerns about inflation, geopolitics and interest
rates reversed most gains, and most bond valuations also
declined. In this environment, investment-grade bonds, as
measured by the Bloomberg U.S. Aggregate Bond Index,
posted a -8.51% total return for the 12-month period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Income Fund’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of April 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Franklin Strategic Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 208
Notes to Financial Statements 213
Report of Independent Registered
Public Accounting Firm 234
Tax Information 235
Board Members and Officers 236
Shareholder Information 241
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Strategic Income Fund
This annual report for Franklin Strategic Income Fund covers the fiscal year ended April 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. A
secondary goal is capital appreciation over the long term.
The Fund uses an active asset allocation process and
under normal market conditions invests at least 65% of its
assets in U.S. and foreign debt securities, including those
in emerging markets. The Fund may invest in all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities,
corporate loans (and loan participations), mortgage-backed
securities and other asset-backed securities.
Performance Overview
The Fund’s Class A shares posted a -6.07% cumulative total
return for the 12 months under review. In comparison, the
Bloomberg U.S. Aggregate Bond Index, which represents
the U.S. investment-grade fixed rate taxable bond market,
posted a -8.51% cumulative total return.
1
The Lipper Multi-
Sector Income Funds Classification Average, which consists
of funds chosen by Lipper that seek current income by
allocating assets among different fixed income securities
sectors, with a significant portion rated below investment
grade, posted a -5.62% cumulative total return.
2
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -8.51% total return for the
12 months ended April 30, 2022.
1
Growing inflation amid
supply chain disruptions and increased consumer spending
led to tighter monetary policy, reducing the value of most
bonds. Geopolitical instability disrupted financial markets
late in the 12-month period following Russia’s invasion of
Ukraine, contributing to significant volatility in bond markets.
The yield curve flattened notably during the period, reflecting investors’ expectations that short-term interest rates would continue to rise, while the outlook for long-term economic
growth was uncertain.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate to a range of
0.25%–0.50%, the first such increase since 2018. The Fed
noted in its March 2022 meeting that strength in the U.S.
job market and continued inflationary pressure, exacerbated
by the war in Ukraine, meant it anticipated making further
increases to the federal funds target rate. Furthermore, the
Fed said it expected to begin reducing its bond holdings at a future meeting.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -7.35% total return for the
12-month period.
1
The 10-year UST yield (which moves
inversely to price) increased, particularly later in the period amid high inflation and the Fed’s less accommodative
stance. Mortgage-backed securities (MBS), as measured by
the Bloomberg U.S. MBS Index, posted a -8.76% total return
for the period as mortgage rates rose to the highest level in over a decade.
1
Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the
difference in yields between corporate bonds and similarly-
dated USTs, increased, reflecting investors’ increasing
risk-off preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate
High Yield Bond Index, posted a -5.22% total return, while
investment-grade corporate bonds, as represented by the
Bloomberg U.S. Corporate Bond Index, posted a -10.43%
total return.
1
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
2. Source: Lipper, a Thomson Reuters Company. For the 12-month period ended 4/30/22, this category consisted of 359 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Franklin Strategic Income Fund
4
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Annual Report
Investment Strategy
We use an active asset allocation strategy to try to achieve the Fund’s investment goals. We employ a top-down
analysis of macroeconomic trends combined with a bottom-
up fundamental analysis of market sectors, industries and
issuers to try to take advantage of varying sector reactions to economic events. We regularly enter into various currency-
related transactions involving derivative instruments,
including currency and cross currency forwards, currency
swaps, currency and currency index futures contracts
and currency options. The Fund also regularly enters
into interest-rate and credit-related transactions involving derivative instruments, including interest-rate, fixed income total return and credit default swaps and interest rate and/or bond futures contracts.
Manager’s Discussion
Over the reporting period, against the backdrop of persistent inflationary pressures, rising geopolitical instability, tighter monetary policy and higher interest-rates, fixed income
performance was mixed. On an excess returns basis,
Treasury Inflation-Protected Securities (TIPS), non-agency
mortgage-backed securities (RMBS), senior secured
floating-rate loans, collateralized loan obligations (CLOs) and high-yield corporate credit (HY) were the best performers,
with positive excess returns at period-end.
While portfolio positioning was diversified from a risk
perspective, the Fund’s largest allocation was in corporate
credit—inclusive of HY and investment-grade corporate
credit (IG), senior secured floating-rate bank loans and
CLOs—with a majority of credit exposure in HY corporate
securities. We increased allocation to IG and senior secured floating-rate loans and pared exposure to HY. As economic
fundamentals moderated, concerns remained about the
ability of individual IG companies to continue to push through price increases to offset input cost inflation, especially given the recent jump in energy prices. We remain cautious over
the sector due to current levels of uncertainty and less
favorable market technical conditions. Amidst the Fed’s
apparent determination to bring inflation under control (as
evidenced by the recent outsized 50 basis point rate hike),
the possibility of more rate increases than the market is
expecting ultimately benefits floating-rate assets such as
bank loans. We retain a generally constructive view on the
HY asset class, as most HY issuers in the past few years
have been able to strengthen their balance sheets, refinance their upcoming maturities, and build liquidity buffers, leaving many well-positioned coming into this challenging period. We increased our allocation to marketplace loans, while paring
our exposure to sovereign emerging markets securities
(EM), foreign currency and RMBS.
During the period, our allocation to RMBS, senior secured
floating-rate loans and HY allocations were the most
significant contributor to returns. In contrast, our allocation to
EM was the largest detractor from Fund performance. As the
continuing Russia-Ukraine war led to significant volatility in global financial markets, the EM sector was directly impacted by risk-off sentiment and outflows, resulting in it being the worst performing fixed income asset class. Extreme price
volatility had a material impact on performance. IG and non-
dollar developed securities also detracted. During the period, foreign currency exposure detracted from performance.
Thank you for your participation in Franklin Strategic
Income Fund. We look forward to continuing to serve your
investment needs.
Sonal Desai, Ph.D.
Patricia O’Connor, CFA
William Chong, CFA, FRM
David Yuen, CFA, FRM
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment
Portfolio Composition
4/30/22
% of Total Net
Assets
Corporate Bonds 45.0%
Management Investment Companies 10.5%
U.S. Government and Agency Securities 9.4%
Foreign Government and Agency Securities 8.1%
Asset-Backed Securities 7.5%
Residential Mortgage-Backed Securities 7.0%
Marketplace Loans 2.5%
Mortgage-Backed Securities 2.2%
Senior Floating Rate Interests 1.1%
Other 1.8%
Short-Term Investments & Other Net Assets 4.9%
FRM
®
is a trademark owned by Global Association of Risk Professionals (GARP).

Franklin Strategic Income Fund
5
franklintempleton.com
Annual Report
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2022
Franklin Strategic Income Fund
6
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -6.07% -9.62%
5-Year +5.31% +0.28%
10-Year +24.75% +1.84%
Advisor
1-Year -5.83% -5.83%
5-Year +6.63% +1.29%
10-Year +27.88% +2.49%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.10% 3.34% 3.27%
Advisor 4.55% 3.71% 3.63%
See page 8 for Performance Summary footnotes.

Franklin Strategic Income Fund
Performance Summary
7
franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/12–4/30/22)
Advisor Class
(5/1/12–4/30/22)

Franklin Strategic Income Fund
Performance Summary
8
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower-rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the
Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on the sum of the respective class’s dividend distributions over the past 12 months and the maximum offering price (NAV for Advisor Class) per share on 4/30/22.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg U.S. Aggregate Bond Index measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
8. Source: Lipper, a Thomson Reuters Company. The Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the 12-month period ended 4/30/22, there were 359 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these and other factors had been considered.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–4/30/22)
Share Class
Net Investment
Income
A $0.3378
C $0.2975
R $0.3147
R6 $0.3719
Advisor $0.3612
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.87% 0.89%
Advisor 0.62% 0.64%

Your Fund’s Expenses
Franklin Strategic Income Fund
9
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $923.20 $4.02 $1,020.62 $4.22 0.84%
C $1,000 $921.30 $5.92 $1,018.64 $6.22 1.24%
R $1,000 $922.70 $5.21 $1,019.38 $5.47 1.09%
R6 $1,000 $924.90 $2.31 $1,022.39 $2.43 0.48%
Advisor $1,000 $924.40 $2.83 $1,021.86 $2.97 0.59%

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
2
a
Year Ended April 30,
2022 2021* 2020
a
2019
a
2018
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.44 $8.67 $9.61 $9.61 $9.84
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.37 0.38 0.42 0.39
Net realized and unrealized gains (losses) ........... (0.84) 0.75 (0.90) —
d
(0.32)
Total from investment operations .................... (0.55) 1.12 (0.52) 0.42 0.07
Less distributions from:
Net investment income and net foreign currency gains .. (0.34) (0.35) (0.42) (0.42) (0.30)
Net asset value, end of year ....................... $8.55 $9.44 $8.67 $9.61 $9.61
Total return
e
................................... (6.07)% 13.05% (5.72)% 4.52% 0.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.88% 0.88% 0.89% 0.90%
Expenses net of waiver and payments by affiliates
f
...... 0.84% 0.86% 0.86% 0.84% 0.85%
Net investment income ........................... 3.11% 3.93% 4.01% 4.39% 3.93%
Supplemental data
Net assets, end of year (000’s) ..................... $2,609,533 $2,862,068 $2,686,523 $3,131,799 $3,291,002
Portfolio turnover rate ............................ 52.98% 111.72%
g
118.64% 116.21%
g
115.94%
Portfolio turnover rate excluding mortgage dollar rolls
h
.... 41.46% 54.21%
g
86.69% 39.01%
g
47.40%
*Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended April 30,
2022 2021* 2020
a
2019
a
2018
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.44 $8.67 $9.61 $9.60 $9.84
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.33 0.34 0.38 0.35
Net realized and unrealized gains (losses) ........... (0.84) 0.75 (0.90) 0.01 (0.33)
Total from investment operations .................... (0.59) 1.08 (0.56) 0.39 0.02
Less distributions from:
Net investment income and net foreign currency gains .. (0.30) (0.31) (0.38) (0.38) (0.26)
Net asset value, end of year ....................... $8.55 $9.44 $8.67 $9.61 $9.60
Total return
d
................................... (6.48)% 12.58% (6.11)% 4.19% 0.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.29% 1.28% 1.28% 1.29% 1.30%
Expenses net of waiver and payments by affiliates
e
...... 1.24% 1.26% 1.26% 1.24% 1.25%
Net investment income ........................... 2.70% 3.51% 3.61% 3.99% 3.53%
Supplemental data
Net assets, end of year (000’s) ..................... $171,374 $387,589 $518,795 $716,327 $1,078,890
Portfolio turnover rate ............................ 52.98% 111.72%
f
118.64% 116.21%
f
115.94%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 41.46% 54.21%
f
86.69% 39.01%
f
47.40%
*Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions .
g
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended April 30,
2022 2021* 2020
a
2019
a
2018
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.40 $8.63 $9.57 $9.57 $9.81
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.34 0.36 0.39 0.36
Net realized and unrealized gains (losses) ........... (0.85) 0.76 (0.91) 0.01 (0.33)
Total from investment operations .................... (0.58) 1.10 (0.55) 0.40 0.03
Less distributions from:
Net investment income and net foreign currency gains .. (0.31) (0.33) (0.39) (0.40) (0.27)
Net asset value, end of year ....................... $8.51 $9.40 $8.63 $9.57 $9.57
Total return .................................... (6.33)% 12.83% (5.98)% 4.28% 0.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.13% 1.13% 1.14% 1.15%
Expenses net of waiver and payments by affiliates
d
...... 1.09% 1.11% 1.11% 1.09% 1.10%
Net investment income ........................... 2.86% 3.68% 3.76% 4.14% 3.68%
Supplemental data
Net assets, end of year (000’s) ..................... $48,447 $59,366 $62,063 $85,458 $105,692
Portfolio turnover rate ............................ 52.98% 111.72%
e
118.64% 116.21%
e
115.94%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 41.46% 54.21%
e
86.69% 39.01%
e
47.40%
*Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended April 30,
2022 2021* 2020
a
2019
a
2018
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.45 $8.68 $9.63 $9.62 $9.86
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.40 0.43 0.45 0.43
Net realized and unrealized gains (losses) ........... (0.84) 0.75 (0.93) 0.02 (0.34)
Total from investment operations .................... (0.52) 1.15 (0.50) 0.47 0.09
Less distributions from:
Net investment income and net foreign currency gains .. (0.37) (0.38) (0.45) (0.46) (0.33)
Net asset value, end of year ....................... $8.56 $9.45 $8.68 $9.63 $9.62
Total return .................................... (5.72)% 13.45% (5.46)% 5.03% 0.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.54% 0.52% 0.51% 0.50%
Expenses net of waiver and payments by affiliates
d
...... 0.48% 0.50% 0.49% 0.45% 0.45%
Net investment income ........................... 3.47% 4.30% 4.38% 4.78% 4.33%
Supplemental data
Net assets, end of year (000’s) ..................... $136,184 $132,736 $133,575 $307,287 $433,068
Portfolio turnover rate ............................ 52.98% 111.72%
e
118.64% 116.21%
e
115.94%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 41.46% 54.21%
e
86.69% 39.01%
e
47.40%
*Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended April 30,
2022 2021* 2020
a
2019
a
2018
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.45 $8.68 $9.62 $9.62 $9.85
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.39 0.40 0.44 0.41
Net realized and unrealized gains (losses) ........... (0.84) 0.75 (0.90) —
d
(0.32)
Total from investment operations .................... (0.53) 1.14 (0.50) 0.44 0.09
Less distributions from:
Net investment income and net foreign currency gains .. (0.36) (0.37) (0.44) (0.44) (0.32)
Net asset value, end of year ....................... $8.56 $9.45 $8.68 $9.62 $9.62
Total return .................................... (5.83)% 13.32% (5.47)% 4.88% 0.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.63% 0.63% 0.64% 0.65%
Expenses net of waiver and payments by affiliates
e
...... 0.59% 0.61% 0.61% 0.59% 0.60%
Net investment income ........................... 3.36% 4.18% 4.26% 4.64% 4.18%
Supplemental data
Net assets, end of year (000’s) ..................... $390,465 $462,624 $517,522 $608,317 $933,747
Portfolio turnover rate ............................ 52.98% 111.72%
f
118.64% 116.21%
f
115.94%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 41.46% 54.21%
f
86.69% 39.01%
f
47.40%
*Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(i) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments, April 30, 2022
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 151,545 $ 4,891,873
Machinery 0.3%
a
Birch Permian Holdings, Inc. ............................. United States 406,124 8,483,610
Media 0.1%
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 285,564 702,488
a
iHeartMedia, Inc., A .................................... United States 115,085 1,840,209
a,b
iHeartMedia, Inc., B ................................... United States 1,941 28,864
2,571,561
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a,d
Amplify Energy Corp. .................................. United States 5,288 35,324
a,b,c
Riviera Resources, Inc. ................................. United States 84,462 —
35,324
Total Common Stocks (Cost $23,885,829) ......................................
15,982,368
Management Investment Companies 10.5%
Capital Markets 10.5%
e
Franklin Floating Rate Income Fund ....................... United States 39,102,540 318,685,701
SPDR Blackstone Senior Loan ETF ....................... United States 750,000 33,352,500
352,038,201
Total Management Investment Companies (Cost $411,245,063) ...................
352,038,201
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 10,639 22
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 13,300 2
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 17,100 —
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 9 —
a,b
Chaparral Energy, Inc., 10/01/25 .......................... United States 9 —
24
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 4,095 47,826
Software 0.0%
a,b,c
WorkCapital BSD SARL, 2/13/26 .......................... Luxembourg 6,000,000 —
Total Warrants (Cost $750,000) ................................................
47,850
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
f,g,h
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 664,480 491,251
Total Convertible Bonds (Cost $181,495) .......................................
491,251

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 45.0%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 ...............
United States 8,100,000 $ 8,052,887
h
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 13,000,000 12,949,495
21,002,382
Air Freight & Logistics 0.1%
h
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 2,300,000 2,147,225
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 1,200,000 1,035,143
3,182,368
Airlines 0.9%
h
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 5,900,000 5,694,680
h
Azul Investments LLP , Senior Note , 144A, 7.25% , 6/15/26 ....... Brazil 410,000 349,068
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,400,000 10,339,258
h
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 8,200,000 8,008,366
h
International Consolidated Airlines Group SA , Senior Note , Reg S,
3.75% , 3/25/29 ..................................... United Kingdom 3,000,000 EUR 2,735,915
h
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 1,700,000 1,643,050
28,770,337
Auto Components 1.1%
h
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 7,000,000 6,920,130
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 3,400,000 2,946,542
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 9,000,000 8,599,770
h
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 8,600,000 7,062,750
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 4.875%, 3/15/27 .......................... United States 4,700,000 4,389,471
Senior Note, 5%, 7/15/29 ............................. United States 8,300,000 7,410,696
37,329,359
Automobiles 0.3%
h
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 11,800,000 9,837,424
Banks 1.3%
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,000,000 2,480,163
Bank of America Corp. , Senior Bond , 2.676% to 6/18/40, FRN
thereafter , 6/19/41 ................................... United States 4,000,000 3,000,737
China Construction Bank Corp. , Sub. Bond , 4.25% to 2/26/24, FRN
thereafter , 2/27/29 ................................... China 8,000,000 8,079,749
HSBC Holdings plc , Senior Bond , 2.848% to 6/03/30, FRN thereafter ,
6/04/31 ........................................... United Kingdom 8,300,000 7,176,197
JPMorgan Chase & Co. ,
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 9,400,000 8,177,050
Senior Bond, 2.525% to 11/18/40, FRN thereafter, 11/19/41 .... United States 4,000,000 2,974,313
h
Societe Generale SA , Senior Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................... France 7,500,000 6,146,740
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ...........
United States 2,700,000 2,425,292

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
h
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 5,300,000 $ 4,385,601
44,845,842
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 1,300,000 1,234,514
h
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 9,000,000 7,844,850
9,079,364
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 6,000,000 5,593,022
Building Products 0.8%
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 16,000,000 14,114,418
h
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 5,000,000 4,847,125
Owens Corning , Senior Bond , 4.3% , 7/15/47 .................
United States 2,000,000 1,780,792
h
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 4,800,000 4,422,816
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 1,600,000 1,336,000
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 1,400,000 1,120,119
27,621,270
Capital Markets 1.2%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 7,000,000 5,648,537
Senior Note, 0.673% to 3/07/23, FRN thereafter, 3/08/24 ...... United States 8,500,000 8,294,912
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 10,000,000 9,592,769
Senior Note, 3.737% to 4/23/23, FRN thereafter, 4/24/24 ...... United States 8,500,000 8,499,534
h
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 11,800,000 9,988,228
42,023,980
Chemicals 3.8%
h
Alpek SAB de CV , Senior Bond , 144A, 4.25% , 9/18/29 ......... Mexico 8,000,000 7,418,960
f,h
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 689,264 706,579
h
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 2,000,000 1,642,610
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 3,000,000 2,649,720
h
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 4,150,000 3,596,514
h
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,000,000 6,294,295
h
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 15,600,000 14,081,652
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 ..............
United States 3,400,000 3,521,023
CNAC HK Finbridge Co. Ltd. , Senior Note , 4.875% , 3/14/25 .....
China 7,800,000 7,965,357
h
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 6,700,000 6,206,378
h
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 3,000,000 2,944,260
h
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 2,200,000 1,895,388
h
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 7,000,000 6,266,400
h
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 12,500,000 12,202,625
h
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 5,000,000 5,218,975
f,h
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 2,500,000 2,464,225

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
h
LSF11 A5 HoldCo LLC , Senior Note , 144A, 6.625% , 10/15/29 .... United States 5,600,000 $ 4,885,328
Methanex Corp. , Senior Note , 5.125% , 10/15/27 ..............
Canada 5,000,000 4,806,100
h
PMHC II, Inc. , Senior Note , 144A, 9% , 2/15/30 ............... United States 7,100,000 5,724,872
h
SABIC Capital II BV , Senior Bond , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 5,500,000 5,629,756
Sasol Financing USA LLC , Senior Bond , 6.5% , 9/27/28 .........
South Africa 8,900,000 8,849,849
h
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 8,000,000 8,035,228
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 2,500,000 2,322,877
h
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,400,000 1,240,456
126,569,427
Commercial Services & Supplies 0.5%
h
APCOA Parking Holdings GmbH , Senior Secured Note , 144A,
4.625% , 1/15/27 ..................................... Germany 1,700,000 EUR 1,663,810
h
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 7,200,000 5,908,500
h
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,000,000 9,410,445
16,982,755
Communications Equipment 0.3%
h
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 10,018,000 8,778,273
Construction & Engineering 0.1%
h
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 2,600,000 2,375,607
h
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 1,160,000 779,004
3,154,611
Construction Materials 0.1%
h
Cemex SAB de CV , Senior Bond , 144A, 3.875% , 7/11/31 ....... Mexico 4,600,000 3,908,620
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 4,500,000 3,697,419
h
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 2,600,000 2,409,927
h
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 9,000,000 7,964,775
14,072,121
Containers & Packaging 1.3%
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 3,700,000 3,184,442
h
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 13,000,000 12,335,115
h
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 6,625,000 6,726,230
h
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 6,100,000 5,390,966
h
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 4,600,000 4,019,963
h
Sealed Air Corp. , Senior Bond , 144A, 5.125% , 12/01/24 ........ United States 9,000,000 9,169,290
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 3,600,000 3,140,671
43,966,677
Diversified Consumer Services 0.2%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 7,500,000 7,237,500

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Financial Services 0.5%
i
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 12,733,484 BRL $ 2,297,537
h
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 7,000,000 6,537,860
h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 11,000,000 9,593,760
18,429,157
Diversified Telecommunication Services 1.3%
h
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 9,100,000 7,531,251
h
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 ................ France 2,500,000 2,206,150
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 3,000,000 2,553,405
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 4,000,000 3,092,254
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 13,000,000 10,960,625
h
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 2,800,000 2,694,552
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 5,400,000 5,112,963
h
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 10,600,000 9,218,608
43,369,808
Electric Utilities 1.8%
CGNPC International Ltd. , Senior Bond , 3.75% , 12/11/27 .......
China 3,289,000 3,209,213
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 3,800,000 3,320,099
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,327,778
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 13,137,996
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,311,861
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 5,000,000 4,563,797
h
State Grid Overseas Investment BVI Ltd. , Senior Bond , 144A, 3.5% ,
5/04/27 ........................................... China 15,800,000 15,571,275
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 820,000 976,815
h
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 11,000,000 9,996,140
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 6,000,000 5,583,899
58,998,873
Electrical Equipment 0.5%
h
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 9,600,000 8,569,920
h
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 8,500,000 7,416,378
15,986,298
Electronic Equipment, Instruments & Components 0.3%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 5,000,000 4,406,850
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 7,100,000 7,038,868
11,445,718
Energy Equipment & Services 0.7%
h
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 6,000,000 5,871,870
h
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 3,400,000 3,473,117
h
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 3,800,000 3,690,008
h
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 554,000 571,415

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
h
Weatherford International Ltd., (continued)
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 11,700,000 $ 11,597,976
25,204,386
Entertainment 0.5%
h
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 2,400,000 2,178,000
h
Magallanes, Inc. , Senior Note , 144A, 4.054% , 3/15/29 .......... United States 2,100,000 2,008,953
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 11,800,000 11,682,590
Senior Bond, 6.375%, 5/15/29 .......................... United States 2,000,000 2,122,720
17,992,263
Equity Real Estate Investment Trusts (REITs) 1.1%
h
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 5,300,000 4,522,119
h
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 7,700,000 6,924,491
h
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 3,300,000 3,133,525
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 4,000,000 3,403,720
h
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 4,700,000 4,565,345
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 .......
United States 3,000,000 2,809,498
h
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 7,500,000 6,924,075
h
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 3,500,000 3,228,067
35,510,840
Food & Staples Retailing 0.1%
h
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 3,400,000 3,293,903
Food Products 0.6%
h
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 2,000,000 1,710,934
h
JBS Finance Luxembourg SARL ,
Senior Bond, 144A, 3.625%, 1/15/32 ..................... United States 3,500,000 2,992,500
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 6,300,000 5,661,684
h
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.125% , 1/31/30 . United States 10,000,000 8,936,950
19,302,068
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 2,800,000 2,232,288
Health Care Equipment & Supplies 0.1%
h
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 United States 5,300,000 4,619,692
Health Care Providers & Services 1.6%
Anthem, Inc. , Senior Bond , 3.7% , 9/15/49 ...................
United States 1,400,000 1,200,509
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 2,913,480
Senior Note, 2.45%, 7/15/28 ........................... United States 2,300,000 2,009,522
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,231,000
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,252,797
Senior Note, 2.625%, 8/01/31 .......................... United States 5,300,000 4,410,819
h
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 8,000,000 7,028,480

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
h
CHS/Community Health Systems, Inc., (continued)
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 3,700,000 $ 3,531,234
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 2,300,000 2,176,593
CVS Health Corp. , Senior Bond , 1.75% , 8/21/30 ..............
United States 4,000,000 3,264,841
h
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 9,000,000 7,845,885
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 7,200,000 6,460,308
h
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 4,400,000 3,855,566
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 3,870,000 3,759,167
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 2,100,000 1,832,163
53,772,364
Hotels, Restaurants & Leisure 1.7%
h
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Secured Note , 144A, 4.625% , 1/15/29 ............... United States 5,000,000 4,545,125
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 8,300,000 7,149,536
h
Melco Resorts Finance Ltd. , Senior Note , 144A, 5.75% , 7/21/28 .. Hong Kong 5,900,000 4,987,211
h
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 2,000,000 1,844,390
h
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 15,600,000 14,430,078
h
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 3,200,000 2,803,488
h
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 3,900,000 3,076,476
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 4,300,000 3,445,504
h
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 3,100,000 2,818,210
h
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 11,700,000 8,087,098
h
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 6,200,000 4,952,157
58,139,273
Household Durables 0.5%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 4,900,000 4,038,525
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 14,300,000 13,330,598
17,369,123
Household Products 0.4%
h
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 7,000,000 6,013,560
h
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 2,200,000 1,861,959
h
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 4,800,000 4,026,768
11,902,287
Independent Power and Renewable Electricity Producers 1.7%
h
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 3,400,000 3,098,828
h
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 3,672,264
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 4,000,000 3,638,440
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 6,500,000 5,689,320
h
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 7,800,000 6,719,895
h
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 7,500,000 7,284,525
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 2,900,000 2,523,870
h
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 11,900,000 11,653,908
h
Talen Energy Supply LLC ,
Senior Note, 144A, 10.5%, 1/15/26 ...................... United States 3,000,000 1,114,320

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
h
Talen Energy Supply LLC, (continued)
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 10,800,000 $ 10,355,904
55,751,274
Insurance 0.2%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 10,000,000 8,394,966
Interactive Media & Services 0.5%
h
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 17,100,000 14,500,591
h
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 3,500,000 3,277,155
17,777,746
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. , Senior Bond , 4% , 12/06/37 .........
China 4,000,000 3,468,642
d
JD.com, Inc. , Senior Bond , 3.375% , 1/14/30 ................. China 12,200,000 11,112,958
h
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 5,700,000 4,750,665
19,332,265
IT Services 0.8%
h
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 9,200,000 8,103,590
h
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 7,000,000 6,718,603
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 2,200,000 1,971,959
h
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 12,000,000 11,401,380
28,195,532
Machinery 0.2%
h
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 7,000,000 7,252,735
Marine 0.4%
ICTSI Treasury BV , Senior Bond , 4.625% , 1/16/23 .............
Philippines 12,000,000 12,160,620
Media 1.9%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 15,900,000 13,217,717
h
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,200,000 4,907,708
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 3,500,000 3,307,430
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 3,200,000 3,011,280
h
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 7,400,000 2,747,176
h
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 2,300,000 2,169,187
h
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 10,300,000 9,232,457
Fox Corp. , Senior Bond , 3.5% , 4/08/30 .....................
United States 1,400,000 1,299,772
h
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 3,900,000 3,193,866
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 7,600,000 6,313,130
h
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 6,000,000 5,430,750
h
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 10,000,000 9,838,000
64,668,473
Metals & Mining 0.8%
h
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 9,200,000 7,968,718
h
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 4,400,000 4,379,738

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
h
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 7,300,000 $ 6,469,406
h
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 ............ United States 1,700,000 1,553,196
h
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 6,100,000 5,476,763
25,847,821
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
h
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,400,000 1,219,806
Multiline Retail 0.0%
b,f,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 10,752,954 —
b,f,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 4,273,580 —
—
Multi-Utilities 0.2%
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........
United States 7,800,000 7,239,178
Oil, Gas & Consumable Fuels 5.2%
h
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 1,106,000 1,193,181
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 2,170,000 2,301,502
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 3,700,000 3,322,596
h
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 15,200,000 14,811,944
h
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 3,100,000 3,037,909
h
CVR Energy, Inc. , Senior Note , 144A, 5.25% , 2/15/25 .......... United States 5,000,000 4,844,050
h
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 4,600,000 4,127,649
h
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 8,700,000 8,732,016
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 7,300,000 6,741,364
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 10,900,000 10,624,230
h
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 1,700,000 1,686,450
h
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 6,500,000 6,297,135
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 1,700,000 1,659,625
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,000,000 1,962,540
h
Lundin Energy Finance BV , Senior Bond , 144A, 3.1% , 7/15/31 ... Netherlands 8,700,000 7,594,006
h
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,608,495 3,661,847
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 16,387,122 16,787,705
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 15,000,000 12,908,715
Occidental Petroleum Corp. ,
Senior Bond, 8.875%, 7/15/30 .......................... United States 6,800,000 8,177,000
Senior Bond, 6.125%, 1/01/31 .......................... United States 5,900,000 6,209,190
Senior Bond, 6.45%, 9/15/36 ........................... United States 5,000,000 5,432,950
Senior Bond, 6.2%, 3/15/40 ............................ United States 7,800,000 8,086,416
h
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 8,200,000 8,221,279
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 10,000,000 9,944,606
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29 ..
United States 12,000,000 10,806,780
h
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 2,600,000 2,363,478

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
h
Venture Global Calcasieu Pass LLC, (continued)
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 2,600,000 $ 2,375,893
173,912,056
Paper & Forest Products 0.4%
h
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 4,300,000 3,445,418
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 7,100,000 6,161,522
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 4,400,000 3,559,688
13,166,628
Personal Products 0.3%
h
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 9,600,000 7,027,200
h
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 1,900,000 1,613,546
8,640,746
Pharmaceuticals 1.4%
h
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 4,000,000 2,785,100
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 2,500,000 2,404,825
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 6,300,000 5,597,298
h
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 11,700,000 11,625,923
h
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Secured Note ,
144A, 9.5% , 7/31/27 ................................. United States 6,580,000 5,203,398
h
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 3,300,000 2,986,979
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 5,000,000 4,657,000
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 5,300,000 4,142,998
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 9,100,000 8,274,539
47,678,060
Real Estate Management & Development 0.9%
China Overseas Finance Cayman VI Ltd. , Senior Bond , 5.95% ,
5/08/24 ........................................... China 7,500,000 7,790,175
h
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 9,900,000 7,350,750
h
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 5,000,000 4,967,900
h
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 10,000,000 9,707,500
h
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 1,800,000 EUR 1,747,146
31,563,471
Road & Rail 0.6%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 1,600,000 1,461,450
h
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 6,500,000 5,825,755
h
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 7,550,000 7,676,462
h
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 5,400,000 5,118,147
20,081,814
Software 0.6%
h
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 11,300,000 10,123,162

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
h
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 10,000,000 $ 8,575,000
18,698,162
Specialty Retail 0.9%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 1,900,000 1,875,521
h
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 5,000,000 4,595,225
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 6,100,000 5,516,261
h
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 6,100,000 4,810,612
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,700,000 4,047,593
h
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 11,400,000 9,142,938
h,i
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,153,545 1,007,126
30,995,276
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 2,100,000 1,811,013
Textiles, Apparel & Luxury Goods 0.1%
h
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 2,200,000 1,912,284
Thrifts & Mortgage Finance 0.1%
h
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 2,700,000 2,426,895
Tobacco 0.4%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 12,400,000 11,133,336
h
Imperial Brands Finance plc , Senior Bond , 144A, 3.875% , 7/26/29 . United Kingdom 2,200,000 2,057,188
13,190,524
Trading Companies & Distributors 0.7%
h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 13,600,000 11,862,328
h
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 5,300,000 5,198,797
h
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 5,500,000 5,684,250
22,745,375
Wireless Telecommunication Services 0.7%
h
America Movil SAB de CV , Senior Bond , 144A, 5.375% , 4/04/32 .. Mexico 7,100,000 6,476,620
f,h
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 144,192 120,109
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 4,800,000 3,598,810
Senior Secured Note, 3.875%, 4/15/30 ................... United States 13,400,000 12,706,487
22,902,026
Total Corporate Bonds (Cost $1,693,203,116) ...................................
1,509,088,419
j
Senior Floating Rate Interests 1.1%
Aerospace & Defense 0.1%
k
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 4.506%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 2,802,206 2,752,145
2020 Term Loan, B2, 4.506%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 1,506,563 1,479,648
4,231,793
a a a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Airlines 0.2%
k
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 5,451,436 $ 5,409,188
Diversified Consumer Services 0.2%
k
KUEHG Corp. , Term Loan, B3 , 4.756% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 7,045,171 6,987,506
k
Leisure Products 0.2%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 4,119,598 3,977,143
Motion Acquisition Ltd. ,
Term Loan, B1, 4.256%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 3,387,845 3,325,390
Term Loan, B2, 4.256%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 482,978 474,074
7,776,607
a a a a a a
k
Media 0.3%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 7,054,363 6,945,902
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 4.738% ,
( 1-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 606,647 593,094
Diamond Sports Group LLC ,
First Lien, CME Term Loan, 9%, (1-month SOFR + 8%), 5/25/26 United States 1,940,638 1,979,141
Second Lien, CME Term Loan, 3.656%, (1-month SOFR + 3.25%),
8/24/26 ........................................... United States 2,925,169 992,729
10,510,866
a a a a a a
Personal Products 0.1%
k
Coty, Inc. , USD Term Loan, B , 2.701% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 1,577,408 1,539,242
Software 0.0%
b,c,k,l
WorkCapital BSD SARL , Term Loan , 6.5% , ( 1-month USD LIBOR ),
11/02/22 .......................................... Luxembourg 20,000,000 —
Total Senior Floating Rate Interests (Cost $57,542,092) ..........................
36,455,202
b,m
Marketplace Loans 2.5%
Diversified Financial Services 2.5%
a a a a a a
Total Marketplace Loans (Cost $86,201,988) ....................................
83,510,806
Foreign Government and Agency Securities 8.1%
h
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
n
13,600,000 12,846,424
Banque Centrale de Tunisie , Senior Note , 5.625% , 2/17/24 ......
Tunisia 3,700,000 EUR 2,717,905
h
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
n
11,500,000 11,450,378
Brazil Notas do Tesouro Nacional ,
o
Index Linked, 6%, 5/15/23 ............................. Brazil 37,320,209 BRL 7,641,031
Senior Bond, 3.875%, 6/12/30 .......................... Brazil 9,300,000 8,213,388
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 14,000,000 12,742,100
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 55,750,000,000 COP 14,272,732
Senior Bond, 5%, 6/15/45 ............................. Colombia 20,700,000 15,447,375

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
h
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 9,500,000 $ 7,668,162
h
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.85%, 1/27/45 ...................... Dominican
Republic 6,800,000 6,142,400
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 838,300,000 DOP 15,290,945
Ecopetrol SA ,
Senior Bond, 4.125%, 1/16/25 .......................... Colombia 3,800,000 3,681,402
Senior Bond, 4.625%, 11/02/31 ......................... Colombia 4,400,000 3,684,428
g,h
Electricite de France SA ,
Junior Sub. Bond, 144A, 5.25% to 1/28/23, FRN thereafter,
Perpetual .......................................... France 25,000,000 24,781,250
Junior Sub. Bond, 144A, 5.625% to 1/21/24, FRN thereafter,
Perpetual .......................................... France 5,000,000 4,894,100
h
Export-Import Bank of India , Senior Bond , 144A, 3.875% , 2/01/28 . India 16,000,000 15,439,263
h
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 .. Gabon 3,900,000 3,535,701
h
Indonesia Asahan Aluminium Persero PT , Senior Bond , 144A,
5.45% , 5/15/30 ..................................... Indonesia 13,800,000 13,861,617
Indonesia Government Bond ,
h
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 8,100,000 8,311,748
h
Senior Bond, 144A, 3.85%, 7/18/27 ...................... Indonesia 12,000,000 12,106,860
h
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 3,000,000 2,855,100
FR39, 11.75%, 8/15/23 ............................... Indonesia 29,150,000,000 IDR 2,205,606
h
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 9,150,000 8,865,527
h
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 9,200,000 9,177,000
Mexico Government Bond , Senior Bond , 3.75% , 1/11/28 ........
Mexico 4,000,000 3,858,140
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 8,600,000 9,911,973
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 6,500,000 5,282,940
h
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 4,700,000 4,861,342
Turkey Government Bond ,
Senior Bond, 4.875%, 10/09/26 ......................... Turkey 8,000,000 7,082,968
Senior Bond, 5.95%, 1/15/31 ........................... Turkey 15,500,000 13,030,850
Total Foreign Government and Agency Securities (Cost $312,205,061) ............
271,860,655
U.S. Government and Agency Securities 9.4%
U.S. Treasury Bonds ,
7.125%, 2/15/23 ..................................... United States 3,000,000 3,122,817
6.25%, 8/15/23 ..................................... United States 4,000,000 4,197,031
6.875%, 8/15/25 ..................................... United States 1,000,000 1,124,649
3%, 11/15/44 ....................................... United States 19,000,000 18,375,078
3%, 2/15/47 ........................................ United States 17,600,000 17,159,656
3%, 2/15/48 ........................................ United States 17,400,000 17,105,695
U.S. Treasury Notes ,
1.5%, 9/15/22 ...................................... United States 34,600,000 34,624,966
1.625%, 11/15/22 .................................... United States 29,800,000 29,810,105
1.75%, 1/31/23 ..................................... United States 37,400,000 37,378,010
2.75%, 2/15/24 ..................................... United States 36,300,000 36,363,808
o
0.625%, 1/15/26 ..................................... United States 27,000,000 33,891,881
1.125%, 2/28/27 ..................................... United States 40,000,000 36,742,188
2.375%, 5/15/27 ..................................... United States 48,200,000 46,921,570
Total U.S. Government and Agency Securities (Cost $331,077,692) ................
316,817,454

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 7.5%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 996,000 $ 964,006
Consumer Finance 0.6%
k
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.821% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 . .................. United States 20,069,000 20,084,766
Diversified Financial Services 6.9%
h,k
AMMC CLO XI Ltd. , 2012-11A , CR2 , 144A, FRN , 2.199% , ( 3-month
USD LIBOR + 1.9% ), 4/30/31 . .......................... United States 1,000,000 984,263
h,k
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 2.713% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 . ............................. United States 17,500,000 17,277,977
h,k
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 3.213% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 . ................. United States 6,300,000 6,226,428
h,k
BlueMountain CLO Ltd. ,
2014-2A, CR2, 144A, FRN, 3.263%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 3,800,000 3,775,099
2016-3A, CR, 144A, FRN, 2.706%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 300,000 294,476
2018-1A, D, 144A, FRN, 3.349%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 5,000,000 4,753,902
h,k
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 6,200,000 EUR 6,470,692
h,k
BlueMountain Fuji US CLO III Ltd. , 2017-3A , C , 144A, FRN , 2.744% ,
( 3-month USD LIBOR + 1.7% ), 1/15/30 . ................... United States 1,250,000 1,228,794
h,k
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 2.563% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 . .................. United States 3,500,000 3,469,137
h,k
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 3.144% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 . .................. United States 9,730,950 9,605,937
h,k
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A, BR, 144A, FRN, 2.744%, (3-month USD LIBOR + 1.7%),
10/15/30 .......................................... United States 300,000 293,916
2014-2RA, B, 144A, FRN, 2.331%, (3-month USD LIBOR +
1.825%), 5/15/31 .................................... United States 580,000 569,869
2014-4RA, C, 144A, FRN, 3.944%, (3-month USD LIBOR + 2.9%),
7/15/30 ........................................... United States 3,000,000 2,827,684
h,k
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
3.244% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 . ........... United States 12,000,000 11,824,999
h,p
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 26.576%, 12/15/43 ............... United States 389,288 379,046
2019-26, PT, 144A, FRN, 18.781%, 8/15/44 ................ United States 1,479,853 1,440,963
2019-31, PT, 144A, FRN, 19.208%, 9/15/44 ................ United States 1,312,197 1,265,917
2019-37, PT, 144A, FRN, 19.88%, 10/17/44 ................ United States 1,456,949 1,402,687
2019-42, PT, 144A, FRN, 18.836%, 11/15/44 ............... United States 1,589,169 1,543,989
2019-51, PT, 144A, FRN, 16.013%, 1/15/45 ................ United States 1,731,277 1,688,222
2019-52, PT, 144A, FRN, 16.268%, 1/15/45 ................ United States 1,777,628 1,745,097
2019-S1, PT, 144A, FRN, 14.61%, 4/15/44 ................. United States 641,653 617,086
2019-S2, PT, 144A, FRN, 13.653%, 5/16/44 ................ United States 484,695 464,089
2019-S3, PT, 144A, FRN, 12.981%, 6/15/44 ................ United States 832,916 804,355
2019-S4, PT, 144A, FRN, 12.603%, 8/15/44 ................ United States 1,034,004 1,007,489
2019-S5, PT, 144A, FRN, 13.393%, 9/15/44 ................ United States 1,055,369 1,027,634
2019-S6, PT, 144A, FRN, 11.814%, 10/17/44 ............... United States 1,030,561 990,497
2019-S7, PT, 144A, FRN, 11.04%, 12/15/44 ................ United States 885,210 855,979
2019-S8, PT, 144A, FRN, 10.075%, 1/15/45 ................ United States 1,204,542 1,161,941
2020-2, PT, 144A, FRN, 16.26%, 3/15/45 .................. United States 1,687,984 1,647,000
2020-7, PT, 144A, FRN, 16.119%, 4/17/45 ................. United States 1,024,929 987,981
h,k
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.894% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 . ......................... United States 3,000,000 2,946,047

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
h,k
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 2.084% , ( 3-month
USD LIBOR + 1.04% ), 4/15/34 . ......................... United States 30,321,000 $ 30,018,990
h,k
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.994% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 . ......................... United States 3,070,000 3,013,975
h,k
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 2.259% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 . .......................... United States 3,600,000 3,572,854
h
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 12,231,609 11,180,237
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 4,681,322 4,253,012
h,k
HPS Loan Management Ltd. , 13A-18 , C , 144A, FRN , 3.194% ,
( 3-month USD LIBOR + 2.15% ), 10/15/30 . ................. United States 4,950,000 4,892,532
h,k
LCM XVII LP ,
17A, BRR, 144A, FRN, 2.644%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 4,590,000 4,531,625
17A, CRR, 144A, FRN, 3.144%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 4,240,000 4,165,393
h,k
LCM XVIII LP , 18A , DR , 144A, FRN , 3.863% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 . .................................... United States 6,860,000 6,522,331
h,k
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 . .................... Ireland 4,100,000 EUR 4,301,304
h,k
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A, FRN ,
3.244% , ( 3-month USD LIBOR + 2.2% ), 10/17/30 . ........... United States 2,129,630 2,105,768
h,k
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 2.144% ,
( 3-month USD LIBOR + 1.1% ), 4/19/31 . ................... United States 7,565,193 7,527,328
h,k
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
2.984% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 . ........... United States 3,914,730 3,901,926
h,k
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
2.014% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 . ........... United States 7,475,000 7,414,178
h,k
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
4.034% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 . ........... United States 4,000,000 3,882,364
h,k
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
4.013% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 . ........... United States 5,000,000 4,691,452
h,p
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 1,039,163 1,051,352
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 1,207,095 1,181,621
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 316,044 310,266
h,k
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 3.244% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 14,100,000 14,070,540
h,p
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 12.735%, 6/15/25 ................ United States 388,169 356,658
2019-PT2, A, 144A, FRN, 15.288%, 2/15/26 ................ United States 922,273 933,070
h,k
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 2.584%, (3-month USD LIBOR +
1.4%), 4/25/31 ...................................... United States 2,200,000 2,165,470
2013-2A, BR, 144A, FRN, 3.034%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 5,770,000 5,574,653
2014-1A, CR2, 144A, FRN, 3.844%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 8,000,000 7,433,651
2016-1A, BR, 144A, FRN, 2.863%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 590,000 575,324
231,207,066
a a a a a a
Total Asset-Backed Securities (Cost $257,408,569) ..............................
252,255,838

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.5%
Diversified Financial Services 0.5%
h,k
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 1.254%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 2,480,000 $ 2,430,436
2021-VOLT, B, 144A, FRN, 1.504%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 3,890,000 3,795,309
2022-LP2, A, 144A, FRN, 1.535%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 9,375,325 9,188,432
p
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 2,336,688 1,900,487
17,314,664
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $17,956,804) ................
17,314,664
Mortgage-Backed Securities 2.2%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 9,484 9,450
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 15 Year, 5%, 7/01/22 ................... United States 350 357
FHLMC Gold Pools, 20 Year, 5%, 5/01/27 - 5/01/30 ............ United States 156,169 162,464
FHLMC Gold Pools, 30 Year, 4.5%, 10/01/40 ................. United States 58,139 60,732
FHLMC Gold Pools, 30 Year, 5%, 3/01/34 - 2/01/38 ............ United States 299,373 314,845
FHLMC Gold Pools, 30 Year, 5.5%, 6/01/33 - 6/01/36 .......... United States 461,276 487,960
FHLMC Gold Pools, 30 Year, 6%, 6/01/33 - 6/01/37 ............ United States 172,737 184,710
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/25 - 6/01/36 ......... United States 45,959 49,299
FHLMC Gold Pools, 30 Year, 7%, 5/01/28 - 8/01/32 ............ United States 8,516 8,728
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 1/01/31 .......... United States 2,486 2,718
FHLMC Gold Pools, 30 Year, 8%, 11/01/25 - 1/01/26 ........... United States 40 41
FHLMC Gold Pools, 30 Year, 9%, 12/01/24 .................. United States 22 23
1,271,877
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.279%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 50,527 50,933
Federal National Mortgage Association (FNMA) Fixed Rate 2.2%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 95,769 93,972
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 28,776 29,316
FNMA, 20 Year, 5%, 9/01/23 - 6/01/31 ...................... United States 192,366 199,709
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 19,492,883 18,523,757
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 143,440 149,699
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 359,774 380,805
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 559,689 591,697
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 990,126 1,063,848
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 168,406 182,386
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 3,011 3,304
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 1,018 1,069
r
FNMA, Single-family, 30 Year, 4%, 5/25/52 .................. United States 51,317,000 51,040,369
72,259,931
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 12 12
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 59,159 62,446
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 206,633 220,357
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 11,008 11,985
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 3,698 3,909
GNMA I, Single-family, 30 Year, 7%, 11/15/27 - 5/15/28 ......... United States 4,054 4,069
GNMA I, Single-family, 30 Year, 7.5%, 9/15/23 - 5/15/27 ........ United States 340 343
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 1,979 2,019

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 23 $ 23
GNMA I, Single-family, 30 Year, 9%, 1/15/25 ................. United States 66 66
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 220 221
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 98,944 106,058
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 51,580 56,255
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 54,288 59,128
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 32,132 34,375
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 8,887 9,425
570,691
Total Mortgage-Backed Securities (Cost $75,610,668) ............................
74,162,882
Municipal Bonds 0.8%
California 0.1%
San Bernardino Community College District , GO , 2019 A-1 , 3.271% ,
8/01/39 ........................................... United States 2,160,000 1,907,371
Illinois 0.2%
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ...................
United States 6,960,000 7,126,450
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 B ,
Refunding , 4.131% , 6/15/42 ............................ United States 3,535,000 3,153,949
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 5,340,000 5,155,586
New York State Dormitory Authority , State University of New York
Dormitory Facilities , Revenue , 2019 B , Refunding , 3.142% ,
7/01/43 ........................................... United States 3,145,000 2,660,499
7,816,085
Ohio 0.0%
†
State of Ohio , Cleveland Clinic Health System Obligated Group ,
Revenue , 2019 G , Refunding , 3.276% , 1/01/42 ............. United States 1,975,000 1,700,481
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 5,500,000 4,680,396
Texas 0.1%
Texas State University System , Revenue , 2019 B , Refunding ,
3.289% , 3/15/40 ..................................... United States 1,965,000 1,736,063
Total Municipal Bonds (Cost $30,513,435) ......................................
28,120,795
Residential Mortgage-Backed Securities 7.0%
Diversified Financial Services 2.1%
h
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 2,199,647 2,194,417
p
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 4,684,291 4,564,877
h,p
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 1,196,457 1,192,894
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 2,193,650 2,171,005
h,p
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 4,130,000 4,129,958
h,p
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 14,259,090 13,193,950

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
h,p
J.P. Morgan Mortgage Trust, (continued)
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 4,518,251 $ 4,214,498
h,p
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 9,022,612 8,894,729
h,p
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 2,958,852 2,760,855
h,p
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 9,188,615 8,570,144
h,p
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 1,809,621 1,730,152
h,p
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 17,253,088 16,039,918
69,657,397
a a a a a a
Thrifts & Mortgage Finance 4.9%
k
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.918%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 5,738,027 5,856,001
2014-DN2, M3, FRN, 4.268%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 10,445,020 10,665,879
2014-DN3, M3, FRN, 4.668%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 257,023 259,772
2014-DN4, M3, FRN, 5.218%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 2,783,058 2,830,202
2014-HQ1, M3, FRN, 4.768%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 75,156 75,214
2015-DNA1, M3, FRN, 3.968%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 697,452 709,735
2015-DNA3, M3, FRN, 5.368%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 8,881,800 9,255,166
2016-DNA2, M3, FRN, 5.318%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 7,931,957 8,285,974
k
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.918%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 4,727,785 4,926,412
2014-C01, M2, FRN, 5.068%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 6,123,348 6,339,827
2014-C02, 1M2, FRN, 3.268%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 5,686,702 5,741,865
2014-C03, 1M2, FRN, 3.668%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 12,346,444 12,509,342
2014-C03, 2M2, FRN, 3.568%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 913,358 917,386
2015-C01, 1M2, FRN, 4.968%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 1,966,885 1,999,430
2015-C02, 1M2, FRN, 4.668%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 6,608,820 6,682,230
2015-C03, 1M2, FRN, 5.668%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 7,697,752 7,862,796
2016-C01, 1M2, FRN, 7.418%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 1,516,565 1,622,983
2016-C02, 1M2, FRN, 6.668%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 12,054,964 12,709,544
2016-C03, 1M2, FRN, 5.968%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 7,791,128 8,118,065
2016-C05, 2M2, FRN, 5.118%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 3,062,771 3,177,537
2016-C06, 1M2, FRN, 4.918%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 1,218,080 1,274,708

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
k
FNMA Connecticut Avenue Securities, (continued)
2016-C07, 2M2, FRN, 5.018%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 2,289,109 $ 2,394,544
2017-C01, 1M2, FRN, 4.218%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 13,197,948 13,680,893
2017-C03, 1M2, FRN, 3.668%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 17,241,962 17,711,761
2017-C04, 2M2, FRN, 3.518%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 5,508,094 5,633,261
2017-C05, 1M2, FRN, 2.868%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 12,423,885 12,528,491
163,769,018
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $246,225,809) ................
233,426,415
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 620,001 —
a
Mesquite Energy, Inc., Escrow Account ..................... United States 6,000,000 90,000
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 8,736,450 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 8,736,450 —
Total Escrows and Litigation Trusts (Cost $5,707,489) ...........................
90,000
Total Long Term Investments (Cost $3,549,715,110) .............................
3,191,662,800
a
Short Term Investments 4.5%
a a
Country Shares
a
Value
a a
Money Market Funds 1.3%
e,s
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 43,841,735 43,841,735
Total Money Market Funds (Cost $43,841,735) ..................................
43,841,735
Principal
Amount
*
a a a a
Repurchase Agreements 3.1%
t
Joint Repurchase Agreement, 0.209%, 5/02/22 (Maturity Value
$103,399,748)
BNP Paribas Securities Corp. (Maturity Value $60,862,126)
Deutsche Bank Securities, Inc. (Maturity Value $3,585,903)
HSBC Securities (USA), Inc. (Maturity Value $38,951,719)
Collateralized by U.S. Government Agency Securities, 1.75% - 6%,
12/20/24 - 10/20/51; U.S. Treasury Bonds, 7.5% - 7.63%, 11/15/24
- 2/15/25; U.S. Treasury Notes, 0.38% - 2%, 10/31/22 - 8/31/27
and U.S. Cash Management Bill, Discount Note, 0.00%, 5/17/22
(valued at $105,705,098) .............................. 103,397,950 103,397,950
Total Repurchase Agreements (Cost $103,397,950) ..............................
103,397,950
u
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Shares
Money Market Funds 0.1%
e,s
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 4,261,000 4,261,000

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
t
Joint Repurchase Agreement, BNP Paribas SA, 0.27%, 5/02/22
(Maturity Value $1,066,040)
Collateralized by U.S. Treasury Bond, 6%, 2/15/26; U.S. Treasury
Bonds, Index Linked, 2% - 2.375%, 1/15/25 - 1/15/26; U.S.
Treasury Bonds, Strips, 2/15/26 - 2/15/27; U.S. Treasury Notes,
0.25% - 2.625%, 12/31/22 - 11/15/26; and U.S. Treasury Notes,
Index Linked, 0.125% - 0.25%, 1/15/25 - 7/15/26 (valued at
$1,087,336) ........................................ 1,066,016 $ 1,066,016
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $5,327,016) ............................................................
5,327,016
Total Short Term Investments (Cost $152,566,701 ) ...............................
152,566,701
a
Total Investments (Cost $3,702,281,811) 99.6% ..................................
$3,344,229,501
Other Assets, less Liabilities 0.4% .............................................
11,773,665
Net Assets 100.0% ...........................................................
$3,356,003,166
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
A portion or all of the security is on loan at April 30, 2022. See Note 1(g).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $1,494,434,352, representing 44.5% of net assets.
i
The coupon rate shown represents the rate at period end.
j
See Note 1(j) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
See Note 7 regarding credit risk and defaulted securities.
m
See Note 1(h) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
Principal amount of security is adjusted for inflation. See Note 1(l).
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
s
The rate shown is the annualized seven-day effective yield at period end.
t
See Note 1(c) regarding joint repurchase agreement.
u
See Note 1(g) regarding securities on loan.

Franklin Strategic Series
Schedule of Investments, April 30, 2022
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
,
At April 30, 2022, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 2.5%
Block, Inc.
4570563.SQ.FTS.B, Zero Cpn, 3/29/23 ... $ 3,056 $ 2,975
4570573.SQ.FTS.B, Zero Cpn, 3/29/23 ... 2,280 2,213
4570584.SQ.FTS.B, Zero Cpn, 3/29/23 ... 2,366 2,301
4570588.SQ.FTS.B, Zero Cpn, 3/29/23 ... 1,262 1,155
4570590.SQ.FTS.B, Zero Cpn, 3/29/23 ... 3,864 3,764
4570594.SQ.FTS.B, Zero Cpn, 3/29/23 ... 2,486 2,391
4570657.SQ.FTS.B, Zero Cpn, 3/29/23 ... 3,887 3,695
4570713.SQ.FTS.B, Zero Cpn, 3/29/23 ... 629 614
4570971.SQ.FTS.B, Zero Cpn, 3/29/23 ... 437 429
4571001.SQ.FTS.B, Zero Cpn, 3/29/23 ... 1,039 1,013
4571169.SQ.FTS.B, Zero Cpn, 3/29/23 ... 9,246 8,998
4571393.SQ.FTS.B, Zero Cpn, 3/29/23 ... 1,369 1,338
4571672.SQ.FTS.B, Zero Cpn, 3/29/23 ... 915 834
4571886.SQ.FTS.B, Zero Cpn, 3/29/23 ... 991 971
4571917.SQ.FTS.B, Zero Cpn, 3/29/23 ... 1,859 1,814
4572106.SQ.FTS.B, Zero Cpn, 3/29/23 ... 1,402 1,369
4572151.SQ.FTS.B, Zero Cpn, 3/29/23 ... 275 265
4572288.SQ.FTS.B, Zero Cpn, 3/29/23 ... 7,814 7,138
4574091.SQ.FTS.B, Zero Cpn, 3/30/23 ... 2,011 1,921
4574224.SQ.FTS.B, Zero Cpn, 3/30/23 ... 5,693 5,548
4574839.SQ.FTS.B, Zero Cpn, 3/30/23 ... 44 44
4574878.SQ.FTS.B, Zero Cpn, 3/30/23 ... 1,936 1,847
4575152.SQ.FTS.B, Zero Cpn, 3/30/23 ... 1,148 1,070
4575169.SQ.FTS.B, Zero Cpn, 3/30/23 ... 4,581 4,271
4575478.SQ.FTS.B, Zero Cpn, 3/30/23 ... 624 605
4575791.SQ.FTS.B, Zero Cpn, 3/30/23 ... 9,581 9,253
4576331.SQ.FTS.B, Zero Cpn, 3/30/23 ... 606 475
4577366.SQ.FTS.B, Zero Cpn, 3/30/23 ... 11,055 10,658
4577656.SQ.FTS.B, Zero Cpn, 3/30/23 ... 596 579
4577706.SQ.FTS.B, Zero Cpn, 4/01/23 ... 789 773
4577788.SQ.FTS.B, Zero Cpn, 4/01/23 ... 10,335 10,123
4578581.SQ.FTS.B, Zero Cpn, 4/01/23 ... 592 535
4578615.SQ.FTS.B, Zero Cpn, 4/01/23 ... 1,681 1,350
4578678.SQ.FTS.B, Zero Cpn, 4/01/23 ... 6,071 5,342
4579014.SQ.FTS.B, Zero Cpn, 4/01/23 ... 25,700 23,141
4579784.SQ.FTS.B, Zero Cpn, 4/01/23 ... 942 916
4579992.SQ.FTS.B, Zero Cpn, 4/01/23 ... 3,032 2,962
4580046.SQ.FTS.B, Zero Cpn, 4/01/23 ... 1,589 1,544
4580065.SQ.FTS.B, Zero Cpn, 4/01/23 ... 3,360 3,275
4580233.SQ.FTS.B, Zero Cpn, 4/01/23 ... 2,094 1,750
4580316.SQ.FTS.B, Zero Cpn, 4/01/23 ... 1,130 1,094
4581051.SQ.FTS.B, Zero Cpn, 4/02/23 ... 14,256 13,915
4581308.SQ.FTS.B, Zero Cpn, 4/02/23 ... 1,741 1,618
4581341.SQ.FTS.B, Zero Cpn, 4/02/23 ... 21,288 13,999
4581499.SQ.FTS.B, Zero Cpn, 4/02/23 ... 1,396 1,366
4581541.SQ.FTS.B, Zero Cpn, 4/02/23 ... 332 324
4581574.SQ.FTS.B, Zero Cpn, 4/02/23 ... 2,759 783
4581593.SQ.FTS.B, Zero Cpn, 4/02/23 ... 2,559 2,386
4581674.SQ.FTS.B, Zero Cpn, 4/02/23 ... 2,289 2,233
4581773.SQ.FTS.B, Zero Cpn, 4/02/23 ... 3,860 3,610
4581855.SQ.FTS.B, Zero Cpn, 4/03/23 ... 1,165 1,127
4581900.SQ.FTS.B, Zero Cpn, 4/03/23 ... 2,284 2,234
4582111.SQ.FTS.B, Zero Cpn, 4/03/23 ... 1,717 1,651
4582159.SQ.FTS.B, Zero Cpn, 4/03/23 ... 714 694
4582359.SQ.FTS.B, Zero Cpn, 4/03/23 ... 1,306 997
4582557.SQ.FTS.B, Zero Cpn, 4/04/23 ... 624 542
Description
Principal
Amount Value
Block, Inc. (continued)
4583023.SQ.FTS.B, Zero Cpn, 4/04/23 ... $ 2,391 $ 2,333
4583119.SQ.FTS.B, Zero Cpn, 4/04/23 ... 264 230
4583508.SQ.FTS.B, Zero Cpn, 4/04/23 ... 2,281 2,228
4583618.SQ.FTS.B, Zero Cpn, 4/04/23 ... 1,048 1,027
4583666.SQ.FTS.B, Zero Cpn, 4/04/23 ... 1,582 1,492
4583735.SQ.FTS.B, Zero Cpn, 4/04/23 ... 623 490
4583747.SQ.FTS.B, Zero Cpn, 4/04/23 ... 4,841 4,723
4583884.SQ.FTS.B, Zero Cpn, 4/04/23 ... 82 79
4583887.SQ.FTS.B, Zero Cpn, 4/04/23 ... 868 839
4583983.SQ.FTS.B, Zero Cpn, 4/04/23 ... 6,332 3,639
4584076.SQ.FTS.B, Zero Cpn, 4/04/23 ... 1,478 1,394
4584177.SQ.FTS.B, Zero Cpn, 4/04/23 ... 12,235 11,539
4584537.SQ.FTS.B, Zero Cpn, 4/04/23 ... 7,184 7,017
4584895.SQ.FTS.B, Zero Cpn, 4/04/23 ... 4,046 3,948
4585147.SQ.FTS.B, Zero Cpn, 4/04/23 ... 4,221 4,080
4585288.SQ.FTS.B, Zero Cpn, 4/04/23 ... 13,554 5,852
4585416.SQ.FTS.B, Zero Cpn, 4/04/23 ... 1,250 932
4585442.SQ.FTS.B, Zero Cpn, 4/04/23 ... 28 27
4585446.SQ.FTS.B, Zero Cpn, 4/04/23 ... 3,578 3,495
4585727.SQ.FTS.B, Zero Cpn, 4/04/23 ... 5,220 5,076
4585909.SQ.FTS.B, Zero Cpn, 4/04/23 ... 11,516 11,185
4586083.SQ.FTS.B, Zero Cpn, 4/04/23 ... 309 294
4586185.SQ.FTS.B, Zero Cpn, 4/04/23 ... 2,972 2,408
4586755.SQ.FTS.B, Zero Cpn, 4/05/23 ... 259 232
4586775.SQ.FTS.B, Zero Cpn, 4/05/23 ... 1,190 1,107
4586831.SQ.FTS.B, Zero Cpn, 4/05/23 ... 1,157 1,137
4587010.SQ.FTS.B, Zero Cpn, 4/05/23 ... 2,279 1,761
4587068.SQ.FTS.B, Zero Cpn, 4/05/23 ... 3,766 3,601
4587168.SQ.FTS.B, Zero Cpn, 4/05/23 ... 2,151 1,863
4587209.SQ.FTS.B, Zero Cpn, 4/05/23 ... 6,678 5,604
4587352.SQ.FTS.B, Zero Cpn, 4/05/23 ... 1,297 745
4587380.SQ.FTS.B, Zero Cpn, 4/05/23 ... 3,900 3,606
4587542.SQ.FTS.B, Zero Cpn, 4/05/23 ... 2,724 2,647
4587668.SQ.FTS.B, Zero Cpn, 4/05/23 ... 707 695
4588111.SQ.FTS.B, Zero Cpn, 4/05/23 ... 1,993 1,953
4588245.SQ.FTS.B, Zero Cpn, 4/05/23 ... 3,204 2,926
4588347.SQ.FTS.B, Zero Cpn, 4/05/23 ... 8,356 8,152
4588789.SQ.FTS.B, Zero Cpn, 4/05/23 ... 14,696 14,366
4589702.SQ.FTS.B, Zero Cpn, 4/05/23 ... 3,489 1,707
4589783.SQ.FTS.B, Zero Cpn, 4/05/23 ... 2,963 2,893
4589912.SQ.FTS.B, Zero Cpn, 4/05/23 ... 393 383
4590025.SQ.FTS.B, Zero Cpn, 4/05/23 ... 2,251 2,145
4590181.SQ.FTS.B, Zero Cpn, 4/05/23 ... 7,270 6,856
4590358.SQ.FTS.B, Zero Cpn, 4/05/23 ... 762 460
4590484.SQ.FTS.B, Zero Cpn, 4/06/23 ... 2,937 2,854
4590559.SQ.FTS.B, Zero Cpn, 4/06/23 ... 1,139 1,054
4590854.SQ.FTS.B, Zero Cpn, 4/06/23 ... 605 594
4590930.SQ.FTS.B, Zero Cpn, 4/06/23 ... 1,006 811
4590963.SQ.FTS.B, Zero Cpn, 4/06/23 ... 1,957 1,899
4591044.SQ.FTS.B, Zero Cpn, 4/06/23 ... 659 642
4591061.SQ.FTS.B, Zero Cpn, 4/06/23 ... 144 140
4591071.SQ.FTS.B, Zero Cpn, 4/06/23 ... 3,598 3,378
4591292.SQ.FTS.B, Zero Cpn, 4/06/23 ... 2,529 2,465
4592111.SQ.FTS.B, Zero Cpn, 4/06/23 ... 720 701
4592145.SQ.FTS.B, Zero Cpn, 4/06/23 ... 10,141 9,854
4592389.SQ.FTS.B, Zero Cpn, 4/06/23 ... 5,776 5,534

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4592914.SQ.FTS.B, Zero Cpn, 4/06/23 ... $ 3,145 $ 3,045
4592971.SQ.FTS.B, Zero Cpn, 4/06/23 ... 626 611
4592987.SQ.FTS.B, Zero Cpn, 4/06/23 ... 1,650 1,615
4593066.SQ.FTS.B, Zero Cpn, 4/06/23 ... 2,121 1,962
4593141.SQ.FTS.B, Zero Cpn, 4/06/23 ... 2,716 2,602
4593356.SQ.FTS.B, Zero Cpn, 4/06/23 ... 3,082 3,010
4593809.SQ.FTS.B, Zero Cpn, 4/06/23 ... 3,789 3,625
4593856.SQ.FTS.B, Zero Cpn, 4/06/23 ... 6,190 5,797
4597805.SQ.FTS.B, Zero Cpn, 4/07/23 ... 2,252 2,188
4597941.SQ.FTS.B, Zero Cpn, 4/07/23 ... 5,820 5,499
4598030.SQ.FTS.B, Zero Cpn, 4/07/23 ... 203 194
4598151.SQ.FTS.B, Zero Cpn, 4/07/23 ... 682 664
4598182.SQ.FTS.B, Zero Cpn, 4/07/23 ... 1,281 719
4598741.SQ.FTS.B, Zero Cpn, 4/07/23 ... 1,149 527
4598762.SQ.FTS.B, Zero Cpn, 4/07/23 ... 947 915
4598804.SQ.FTS.B, Zero Cpn, 4/07/23 ... 2,221 2,149
4599898.SQ.FTS.B, Zero Cpn, 4/07/23 ... 1,412 1,092
4599998.SQ.FTS.B, Zero Cpn, 4/07/23 ... 62 61
4600162.SQ.FTS.B, Zero Cpn, 4/07/23 ... 1,237 1,217
4600811.SQ.FTS.B, Zero Cpn, 4/07/23 ... 293 288
4600847.SQ.FTS.B, Zero Cpn, 4/07/23 ... 4,017 3,759
4600984.SQ.FTS.B, Zero Cpn, 4/07/23 ... 7,248 7,068
4601272.SQ.FTS.B, Zero Cpn, 4/08/23 ... 687 670
4601301.SQ.FTS.B, Zero Cpn, 4/08/23 ... 2,829 2,549
4601373.SQ.FTS.B, Zero Cpn, 4/08/23 ... 1,596 1,554
4601587.SQ.FTS.B, Zero Cpn, 4/08/23 ... 14,396 14,053
4602271.SQ.FTS.B, Zero Cpn, 4/08/23 ... 538 402
4602285.SQ.FTS.B, Zero Cpn, 4/08/23 ... 34,133 22,002
4603320.SQ.FTS.B, Zero Cpn, 4/08/23 ... 963 947
4603703.SQ.FTS.B, Zero Cpn, 4/08/23 ... 10,880 10,481
4603994.SQ.FTS.B, Zero Cpn, 4/09/23 ... 2,614 2,546
4604078.SQ.FTS.B, Zero Cpn, 4/09/23 ... 30,373 29,066
4604288.SQ.FTS.B, Zero Cpn, 4/09/23 ... 484 474
4604293.SQ.FTS.B, Zero Cpn, 4/09/23 ... 8,626 7,901
4604422.SQ.FTS.B, Zero Cpn, 4/09/23 ... 769 756
4604465.SQ.FTS.B, Zero Cpn, 4/09/23 ... 3,472 3,381
4604540.SQ.FTS.B, Zero Cpn, 4/09/23 ... 465 440
4604557.SQ.FTS.B, Zero Cpn, 4/09/23 ... 1,632 1,588
4604615.SQ.FTS.B, Zero Cpn, 4/09/23 ... 21,667 12,455
4604750.SQ.FTS.B, Zero Cpn, 4/09/23 ... 920 882
4604761.SQ.FTS.B, Zero Cpn, 4/09/23 ... 3,033 2,958
4604802.SQ.FTS.B, Zero Cpn, 4/09/23 ... 3,709 3,604
4604837.SQ.FTS.B, Zero Cpn, 4/09/23 ... 3,302 2,948
4604859.SQ.FTS.B, Zero Cpn, 4/09/23 ... 1,374 1,336
4604872.SQ.FTS.B, Zero Cpn, 4/10/23 ... 1,194 1,045
4604886.SQ.FTS.B, Zero Cpn, 4/10/23 ... 2,273 1,187
4604916.SQ.FTS.B, Zero Cpn, 4/10/23 ... 157 151
4605120.SQ.FTS.B, Zero Cpn, 4/10/23 ... 5,518 4,636
4605163.SQ.FTS.B, Zero Cpn, 4/10/23 ... 3,688 3,616
4605267.SQ.FTS.B, Zero Cpn, 4/10/23 ... 1,247 1,212
4605365.SQ.FTS.B, Zero Cpn, 4/10/23 ... 1,112 1,083
4605385.SQ.FTS.B, Zero Cpn, 4/10/23 ... 8,128 6,134
4605490.SQ.FTS.B, Zero Cpn, 4/10/23 ... 3,531 3,077
4605510.SQ.FTS.B, Zero Cpn, 4/10/23 ... 3,743 3,615
4605537.SQ.FTS.B, Zero Cpn, 4/10/23 ... 1,209 1,179
4605547.SQ.FTS.B, Zero Cpn, 4/10/23 ... 4,679 4,381
4605635.SQ.FTS.B, Zero Cpn, 4/10/23 ... 1,302 1,232
4605646.SQ.FTS.B, Zero Cpn, 4/10/23 ... 3,303 3,225
Description
Principal
Amount Value
Block, Inc. (continued)
4605694.SQ.FTS.B, Zero Cpn, 4/11/23 ... $ 860 $ 812
4605736.SQ.FTS.B, Zero Cpn, 4/11/23 ... 4,290 4,064
4605766.SQ.FTS.B, Zero Cpn, 4/11/23 ... 3,387 3,249
4605789.SQ.FTS.B, Zero Cpn, 4/11/23 ... 4,109 3,995
4605828.SQ.FTS.B, Zero Cpn, 4/11/23 ... 976 890
4605840.SQ.FTS.B, Zero Cpn, 4/11/23 ... 367 361
4605852.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,612 1,571
4605868.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,462 1,224
4605898.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,555 2,312
4605919.SQ.FTS.B, Zero Cpn, 4/11/23 ... 181 173
4605925.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,527 2,288
4605943.SQ.FTS.B, Zero Cpn, 4/11/23 ... 3,841 3,747
4606045.SQ.FTS.B, Zero Cpn, 4/11/23 ... 3,020 2,822
4606065.SQ.FTS.B, Zero Cpn, 4/11/23 ... 6,423 6,279
4606179.SQ.FTS.B, Zero Cpn, 4/11/23 ... 10,364 3,499
4606219.SQ.FTS.B, Zero Cpn, 4/11/23 ... 704 373
4606224.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,112 1,107
4606259.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,382 1,327
4606319.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,887 1,837
4606335.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,103 909
4606342.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,931 2,854
4606361.SQ.FTS.B, Zero Cpn, 4/11/23 ... 5,034 4,883
4606392.SQ.FTS.B, Zero Cpn, 4/11/23 ... 402 366
4606464.SQ.FTS.B, Zero Cpn, 4/11/23 ... 17,369 14,959
4606623.SQ.FTS.B, Zero Cpn, 4/11/23 ... 9,753 9,482
4606700.SQ.FTS.B, Zero Cpn, 4/11/23 ... 6,857 6,666
4606780.SQ.FTS.B, Zero Cpn, 4/11/23 ... 5,095 3,684
4606824.SQ.FTS.B, Zero Cpn, 4/11/23 ... 7,756 7,330
4606877.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,888 2,151
4606916.SQ.FTS.B, Zero Cpn, 4/11/23 ... 15,475 15,133
4607071.SQ.FTS.B, Zero Cpn, 4/11/23 ... 15,484 15,051
4607174.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,251 2,190
4607192.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,386 1,355
4607208.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,043 1,018
4607214.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,875 1,827
4607238.SQ.FTS.B, Zero Cpn, 4/11/23 ... 15,513 15,093
4607321.SQ.FTS.B, Zero Cpn, 4/11/23 ... 3,319 3,186
4607336.SQ.FTS.B, Zero Cpn, 4/11/23 ... 366 358
4607382.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,655 2,565
4607438.SQ.FTS.B, Zero Cpn, 4/12/23 ... 632 548
4607495.SQ.FTS.B, Zero Cpn, 4/12/23 ... 9 9
4607515.SQ.FTS.B, Zero Cpn, 4/12/23 ... 3,908 2,660
4607540.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,988 1,843
4607829.SQ.FTS.B, Zero Cpn, 4/12/23 ... 637 504
4607870.SQ.FTS.B, Zero Cpn, 4/12/23 ... 771 750
4607937.SQ.FTS.B, Zero Cpn, 4/12/23 ... 3,493 3,409
4608016.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,271 1,234
4608634.SQ.FTS.B, Zero Cpn, 4/12/23 ... 587 565
4608638.SQ.FTS.B, Zero Cpn, 4/12/23 ... 2,901 1,423
4608665.SQ.FTS.B, Zero Cpn, 4/12/23 ... 3,754 3,547
4608720.SQ.FTS.B, Zero Cpn, 4/12/23 ... 5,735 5,568
4608765.SQ.FTS.B, Zero Cpn, 4/12/23 ... 3,463 3,244
4608782.SQ.FTS.B, Zero Cpn, 4/12/23 ... 23,604 13,887
4608956.SQ.FTS.B, Zero Cpn, 4/12/23 ... 4,081 3,470
4608999.SQ.FTS.B, Zero Cpn, 4/12/23 ... 269 259
4609002.SQ.FTS.B, Zero Cpn, 4/12/23 ... 3,279 3,214
4609076.SQ.FTS.B, Zero Cpn, 4/12/23 ... 431 423
4609188.SQ.FTS.B, Zero Cpn, 4/12/23 ... 5,097 1,860

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4609209.SQ.FTS.B, Zero Cpn, 4/12/23 ... $ 3,764 $ 3,607
4609248.SQ.FTS.B, Zero Cpn, 4/12/23 ... 7,481 7,303
4609372.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,149 1,116
4609386.SQ.FTS.B, Zero Cpn, 4/12/23 ... 3,979 3,837
4609420.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,447 1,407
4609436.SQ.FTS.B, Zero Cpn, 4/12/23 ... 6,862 4,689
4609472.SQ.FTS.B, Zero Cpn, 4/12/23 ... 2,063 2,001
4609496.SQ.FTS.B, Zero Cpn, 4/12/23 ... 12,193 7,808
4609551.SQ.FTS.B, Zero Cpn, 4/12/23 ... 5,454 1,938
4609565.SQ.FTS.B, Zero Cpn, 4/12/23 ... 677 607
4609574.SQ.FTS.B, Zero Cpn, 4/12/23 ... 2,161 2,100
4609599.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,695 1,527
4609610.SQ.FTS.B, Zero Cpn, 4/12/23 ... 859 842
4609622.SQ.FTS.B, Zero Cpn, 4/12/23 ... 6,071 5,865
4609661.SQ.FTS.B, Zero Cpn, 4/12/23 ... 242 227
4609705.SQ.FTS.B, Zero Cpn, 4/12/23 ... 654 640
4609715.SQ.FTS.B, Zero Cpn, 4/12/23 ... 21,611 20,872
4609888.SQ.FTS.B, Zero Cpn, 4/12/23 ... 3,887 2,037
4609932.SQ.FTS.B, Zero Cpn, 4/12/23 ... 481 436
4609948.SQ.FTS.B, Zero Cpn, 4/12/23 ... 10,659 9,917
4610101.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,086 984
4610106.SQ.FTS.B, Zero Cpn, 4/12/23 ... 6,814 6,646
4610234.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,690 1,650
4610255.SQ.FTS.B, Zero Cpn, 4/12/23 ... 929 909
4610269.SQ.FTS.B, Zero Cpn, 4/12/23 ... 1,670 1,624
4610320.SQ.FTS.B, Zero Cpn, 4/12/23 ... 2,114 2,064
4610366.SQ.FTS.B, Zero Cpn, 4/12/23 ... 4,341 3,712
4610443.SQ.FTS.B, Zero Cpn, 4/13/23 ... 10,924 7,491
4610587.SQ.FTS.B, Zero Cpn, 4/13/23 ... 2,578 2,500
4610737.SQ.FTS.B, Zero Cpn, 4/13/23 ... 577 562
4610754.SQ.FTS.B, Zero Cpn, 4/13/23 ... 481 470
4610852.SQ.FTS.B, Zero Cpn, 4/13/23 ... 420 254
4610919.SQ.FTS.B, Zero Cpn, 4/13/23 ... 4,967 3,629
4611767.SQ.FTS.B, Zero Cpn, 4/13/23 ... 2,569 2,500
4611897.SQ.FTS.B, Zero Cpn, 4/13/23 ... 400 391
4611907.SQ.FTS.B, Zero Cpn, 4/13/23 ... 476 438
4611929.SQ.FTS.B, Zero Cpn, 4/13/23 ... 501 490
4611968.SQ.FTS.B, Zero Cpn, 4/13/23 ... 4,486 4,372
4612120.SQ.FTS.B, Zero Cpn, 4/13/23 ... 8,353 5,715
4612400.SQ.FTS.B, Zero Cpn, 4/13/23 ... 4,665 4,568
4612920.SQ.FTS.B, Zero Cpn, 4/13/23 ... 2,332 710
4612947.SQ.FTS.B, Zero Cpn, 4/13/23 ... 1,708 1,542
4612987.SQ.FTS.B, Zero Cpn, 4/13/23 ... 2,021 1,965
4613164.SQ.FTS.B, Zero Cpn, 4/13/23 ... 792 736
4613448.SQ.FTS.B, Zero Cpn, 4/13/23 ... 977 958
4613534.SQ.FTS.B, Zero Cpn, 4/13/23 ... 969 944
4613586.SQ.FTS.B, Zero Cpn, 4/13/23 ... 303 298
4617840.SQ.FTS.B, Zero Cpn, 4/14/23 ... 146 137
4617849.SQ.FTS.B, Zero Cpn, 4/14/23 ... 3,468 3,369
4617909.SQ.FTS.B, Zero Cpn, 4/14/23 ... 1,856 1,774
4618070.SQ.FTS.B, Zero Cpn, 4/14/23 ... 548 533
4618113.SQ.FTS.B, Zero Cpn, 4/14/23 ... 10,089 9,057
4618453.SQ.FTS.B, Zero Cpn, 4/14/23 ... 1,499 1,448
4618518.SQ.FTS.B, Zero Cpn, 4/14/23 ... 2,097 2,000
4618621.SQ.FTS.B, Zero Cpn, 4/14/23 ... 21,394 20,651
4619503.SQ.FTS.B, Zero Cpn, 4/14/23 ... 18,895 18,424
4621133.SQ.FTS.B, Zero Cpn, 4/15/23 ... 15,500 14,476
4621443.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,618 1,553
Description
Principal
Amount Value
Block, Inc. (continued)
4621574.SQ.FTS.B, Zero Cpn, 4/15/23 ... $ 953 $ 875
4621907.SQ.FTS.B, Zero Cpn, 4/15/23 ... 3,409 3,237
4621989.SQ.FTS.B, Zero Cpn, 4/15/23 ... 864 805
4622171.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,394 1,340
4622222.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,860 1,810
4622266.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,449 1,407
4622290.SQ.FTS.B, Zero Cpn, 4/15/23 ... 15,883 15,053
4622639.SQ.FTS.B, Zero Cpn, 4/15/23 ... 3,183 2,546
4622713.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,550 1,504
4623345.SQ.FTS.B, Zero Cpn, 4/15/23 ... 2,082 927
4623364.SQ.FTS.B, Zero Cpn, 4/15/23 ... 6,315 6,186
4623580.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,913 1,785
4623613.SQ.FTS.B, Zero Cpn, 4/15/23 ... 1,904 1,784
4623669.SQ.FTS.B, Zero Cpn, 4/15/23 ... 536 526
4623745.SQ.FTS.B, Zero Cpn, 4/16/23 ... 4,062 3,953
4623773.SQ.FTS.B, Zero Cpn, 4/16/23 ... 3,801 3,695
4623812.SQ.FTS.B, Zero Cpn, 4/16/23 ... 8,606 8,187
4623860.SQ.FTS.B, Zero Cpn, 4/16/23 ... 379 365
4623863.SQ.FTS.B, Zero Cpn, 4/16/23 ... 10,024 8,015
4623911.SQ.FTS.B, Zero Cpn, 4/16/23 ... 316 310
4623923.SQ.FTS.B, Zero Cpn, 4/16/23 ... 3,944 3,780
4623944.SQ.FTS.B, Zero Cpn, 4/16/23 ... 2,530 2,464
4624002.SQ.FTS.B, Zero Cpn, 4/16/23 ... 784 666
4624011.SQ.FTS.B, Zero Cpn, 4/16/23 ... 746 598
4624036.SQ.FTS.B, Zero Cpn, 4/16/23 ... 2,261 2,163
4624059.SQ.FTS.B, Zero Cpn, 4/16/23 ... 85 83
4624180.SQ.FTS.B, Zero Cpn, 4/16/23 ... 270 250
4624183.SQ.FTS.B, Zero Cpn, 4/16/23 ... 465 456
4624232.SQ.FTS.B, Zero Cpn, 4/16/23 ... 392 385
4624325.SQ.FTS.B, Zero Cpn, 4/16/23 ... 5,097 3,970
4624345.SQ.FTS.B, Zero Cpn, 4/16/23 ... 2,932 2,842
4624403.SQ.FTS.B, Zero Cpn, 4/17/23 ... 652 322
4624405.SQ.FTS.B, Zero Cpn, 4/17/23 ... 754 685
4624408.SQ.FTS.B, Zero Cpn, 4/17/23 ... 624 590
4624444.SQ.FTS.B, Zero Cpn, 4/17/23 ... 7,076 6,829
4624501.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,066 1,036
4624513.SQ.FTS.B, Zero Cpn, 4/17/23 ... 5,591 5,403
4624545.SQ.FTS.B, Zero Cpn, 4/17/23 ... 266 223
4624549.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,032 1,014
4624631.SQ.FTS.B, Zero Cpn, 4/17/23 ... 3,195 3,118
4624673.SQ.FTS.B, Zero Cpn, 4/17/23 ... 8,265 7,990
4624742.SQ.FTS.B, Zero Cpn, 4/17/23 ... 9,034 8,782
4624869.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,786 1,368
4624887.SQ.FTS.B, Zero Cpn, 4/17/23 ... 2,104 2,049
4624932.SQ.FTS.B, Zero Cpn, 4/17/23 ... 3,300 2,549
4624958.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,260 1,220
4625004.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,797 1,756
4625034.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,953 1,898
4625054.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,906 1,356
4625063.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,131 1,036
4625082.SQ.FTS.B, Zero Cpn, 4/17/23 ... 7,215 6,759
4625127.SQ.FTS.B, Zero Cpn, 4/17/23 ... 2,385 2,195
4625142.SQ.FTS.B, Zero Cpn, 4/17/23 ... 5,721 5,591
4625629.SQ.FTS.B, Zero Cpn, 4/18/23 ... 4,020 3,152
4625798.SQ.FTS.B, Zero Cpn, 4/18/23 ... 1,316 844
4625813.SQ.FTS.B, Zero Cpn, 4/18/23 ... 4,134 4,015
4625979.SQ.FTS.B, Zero Cpn, 4/18/23 ... 3,736 3,617
4626020.SQ.FTS.B, Zero Cpn, 4/18/23 ... 8,734 8,534

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4626121.SQ.FTS.B, Zero Cpn, 4/18/23 ... $ 5,742 $ 5,604
4626298.SQ.FTS.B, Zero Cpn, 4/18/23 ... 10,268 3,701
4626356.SQ.FTS.B, Zero Cpn, 4/18/23 ... 2,681 2,604
4626406.SQ.FTS.B, Zero Cpn, 4/18/23 ... 3,784 3,687
4626471.SQ.FTS.B, Zero Cpn, 4/18/23 ... 1,449 1,413
4626495.SQ.FTS.B, Zero Cpn, 4/18/23 ... 465 445
4626510.SQ.FTS.B, Zero Cpn, 4/18/23 ... 571 485
4626514.SQ.FTS.B, Zero Cpn, 4/18/23 ... 4,330 4,196
4626787.SQ.FTS.B, Zero Cpn, 4/18/23 ... 369 337
4626790.SQ.FTS.B, Zero Cpn, 4/18/23 ... 1,738 1,678
4626960.SQ.FTS.B, Zero Cpn, 4/18/23 ... 2,167 2,110
4626999.SQ.FTS.B, Zero Cpn, 4/18/23 ... 1,098 1,072
4627247.SQ.FTS.B, Zero Cpn, 4/18/23 ... 9,471 9,223
4627409.SQ.FTS.B, Zero Cpn, 4/18/23 ... 439 430
4627415.SQ.FTS.B, Zero Cpn, 4/18/23 ... 14,464 14,142
4627581.SQ.FTS.B, Zero Cpn, 4/18/23 ... 207 191
4627586.SQ.FTS.B, Zero Cpn, 4/18/23 ... 4,624 3,204
4627629.SQ.FTS.B, Zero Cpn, 4/18/23 ... 32,599 31,714
4628088.SQ.FTS.B, Zero Cpn, 4/18/23 ... 1,010 961
4628095.SQ.FTS.B, Zero Cpn, 4/18/23 ... 2,616 2,550
4628186.SQ.FTS.B, Zero Cpn, 4/19/23 ... 2,379 2,319
4628276.SQ.FTS.B, Zero Cpn, 4/19/23 ... 2,798 2,735
4628388.SQ.FTS.B, Zero Cpn, 4/19/23 ... 26,669 25,754
4629095.SQ.FTS.B, Zero Cpn, 4/19/23 ... 2,618 2,542
4629149.SQ.FTS.B, Zero Cpn, 4/19/23 ... 6,593 6,077
4629254.SQ.FTS.B, Zero Cpn, 4/19/23 ... 2,908 2,331
4629281.SQ.FTS.B, Zero Cpn, 4/19/23 ... 7,239 7,034
4629537.SQ.FTS.B, Zero Cpn, 4/19/23 ... 5,287 5,152
4629722.SQ.FTS.B, Zero Cpn, 4/19/23 ... 383 376
4629765.SQ.FTS.B, Zero Cpn, 4/19/23 ... 2,237 2,176
4629808.SQ.FTS.B, Zero Cpn, 4/19/23 ... 862 841
4629963.SQ.FTS.B, Zero Cpn, 4/19/23 ... 503 492
4630006.SQ.FTS.B, Zero Cpn, 4/19/23 ... 4,755 4,639
4630127.SQ.FTS.B, Zero Cpn, 4/19/23 ... 2,117 1,925
4630153.SQ.FTS.B, Zero Cpn, 4/19/23 ... 17,264 16,732
4630530.SQ.FTS.B, Zero Cpn, 4/19/23 ... 2,496 1,229
4630554.SQ.FTS.B, Zero Cpn, 4/19/23 ... 1,732 1,685
4630600.SQ.FTS.B, Zero Cpn, 4/19/23 ... 2,995 2,923
4630666.SQ.FTS.B, Zero Cpn, 4/20/23 ... 502 494
4630986.SQ.FTS.B, Zero Cpn, 4/20/23 ... 1,346 1,315
4631135.SQ.FTS.B, Zero Cpn, 4/20/23 ... 7,301 6,714
4631339.SQ.FTS.B, Zero Cpn, 4/20/23 ... 1,639 1,595
4631381.SQ.FTS.B, Zero Cpn, 4/20/23 ... 1,191 1,142
4631402.SQ.FTS.B, Zero Cpn, 4/20/23 ... 3,311 3,085
4631512.SQ.FTS.B, Zero Cpn, 4/20/23 ... 6,788 6,236
4631644.SQ.FTS.B, Zero Cpn, 4/20/23 ... 3,660 3,530
4631701.SQ.FTS.B, Zero Cpn, 4/20/23 ... 1,215 1,179
4631906.SQ.FTS.B, Zero Cpn, 4/20/23 ... 6,076 5,905
4632065.SQ.FTS.B, Zero Cpn, 4/20/23 ... 3,680 3,385
4632162.SQ.FTS.B, Zero Cpn, 4/20/23 ... 2,381 2,175
4632282.SQ.FTS.B, Zero Cpn, 4/20/23 ... 9,355 9,029
4632557.SQ.FTS.B, Zero Cpn, 4/20/23 ... 1,167 1,142
4632596.SQ.FTS.B, Zero Cpn, 4/20/23 ... 848 712
4632610.SQ.FTS.B, Zero Cpn, 4/20/23 ... 6,533 6,085
4632880.SQ.FTS.B, Zero Cpn, 4/20/23 ... 1,153 1,122
4634326.SQ.FTS.B, Zero Cpn, 4/21/23 ... 6,552 5,793
4634436.SQ.FTS.B, Zero Cpn, 4/21/23 ... 2,343 2,276
4634618.SQ.FTS.B, Zero Cpn, 4/21/23 ... 922 903
Description
Principal
Amount Value
Block, Inc. (continued)
4634735.SQ.FTS.B, Zero Cpn, 4/21/23 ... $ 1,544 $ 1,391
4634851.SQ.FTS.B, Zero Cpn, 4/21/23 ... 3,518 3,403
4635075.SQ.FTS.B, Zero Cpn, 4/21/23 ... 22,657 20,582
4635753.SQ.FTS.B, Zero Cpn, 4/21/23 ... 20,444 19,571
4636668.SQ.FTS.B, Zero Cpn, 4/21/23 ... 10,553 6,808
4636852.SQ.FTS.B, Zero Cpn, 4/21/23 ... 644 622
4636968.SQ.FTS.B, Zero Cpn, 4/21/23 ... 3,374 2,700
4637052.SQ.FTS.B, Zero Cpn, 4/21/23 ... 8,346 5,798
4637138.SQ.FTS.B, Zero Cpn, 4/22/23 ... 2,013 1,924
4637234.SQ.FTS.B, Zero Cpn, 4/22/23 ... 2,052 1,485
4637528.SQ.FTS.B, Zero Cpn, 4/22/23 ... 2,057 1,949
4637606.SQ.FTS.B, Zero Cpn, 4/22/23 ... 2,458 2,388
4637771.SQ.FTS.B, Zero Cpn, 4/22/23 ... 1,772 1,728
4637865.SQ.FTS.B, Zero Cpn, 4/22/23 ... 814 794
4637980.SQ.FTS.B, Zero Cpn, 4/22/23 ... 1,436 1,406
4638157.SQ.FTS.B, Zero Cpn, 4/22/23 ... 2,464 1,523
4638292.SQ.FTS.B, Zero Cpn, 4/22/23 ... 5,114 3,899
4638349.SQ.FTS.B, Zero Cpn, 4/22/23 ... 2,392 2,339
4638466.SQ.FTS.B, Zero Cpn, 4/22/23 ... 10,837 10,571
4638918.SQ.FTS.B, Zero Cpn, 4/22/23 ... 1,978 1,879
4638974.SQ.FTS.B, Zero Cpn, 4/22/23 ... 613 602
4639008.SQ.FTS.B, Zero Cpn, 4/22/23 ... 37,534 36,004
4639718.SQ.FTS.B, Zero Cpn, 4/23/23 ... 9,394 8,252
4639894.SQ.FTS.B, Zero Cpn, 4/23/23 ... 3,046 2,959
4639952.SQ.FTS.B, Zero Cpn, 4/23/23 ... 211 207
4639996.SQ.FTS.B, Zero Cpn, 4/23/23 ... 1,910 1,816
4640163.SQ.FTS.B, Zero Cpn, 4/23/23 ... 8,146 5,894
4640311.SQ.FTS.B, Zero Cpn, 4/24/23 ... 12,255 11,826
4640616.SQ.FTS.B, Zero Cpn, 4/24/23 ... 1,371 1,336
4640710.SQ.FTS.B, Zero Cpn, 4/24/23 ... 1,156 1,070
4640756.SQ.FTS.B, Zero Cpn, 4/24/23 ... 2,587 2,498
4640963.SQ.FTS.B, Zero Cpn, 4/25/23 ... 7,653 5,468
4640966.SQ.FTS.B, Zero Cpn, 4/25/23 ... 718 703
4640969.SQ.FTS.B, Zero Cpn, 4/25/23 ... 1,454 1,411
4640975.SQ.FTS.B, Zero Cpn, 4/25/23 ... 10,845 10,399
4640976.SQ.FTS.B, Zero Cpn, 4/25/23 ... 597 583
4641022.SQ.FTS.B, Zero Cpn, 4/25/23 ... 4,093 3,984
4641042.SQ.FTS.B, Zero Cpn, 4/25/23 ... 8,741 8,525
4641072.SQ.FTS.B, Zero Cpn, 4/25/23 ... 2,624 2,556
4641296.SQ.FTS.B, Zero Cpn, 4/25/23 ... 2,316 2,250
4641357.SQ.FTS.B, Zero Cpn, 4/25/23 ... 13,156 12,834
4641713.SQ.FTS.B, Zero Cpn, 4/25/23 ... 6,094 4,891
4641784.SQ.FTS.B, Zero Cpn, 4/25/23 ... 3,366 3,285
4641943.SQ.FTS.B, Zero Cpn, 4/25/23 ... 541 530
4641978.SQ.FTS.B, Zero Cpn, 4/25/23 ... 2,699 2,632
4642060.SQ.FTS.B, Zero Cpn, 4/25/23 ... 6,613 6,474
4642336.SQ.FTS.B, Zero Cpn, 4/25/23 ... 7,304 7,080
4642502.SQ.FTS.B, Zero Cpn, 4/25/23 ... 2,344 1,199
4642522.SQ.FTS.B, Zero Cpn, 4/25/23 ... 6,347 5,943
4642668.SQ.FTS.B, Zero Cpn, 4/25/23 ... 1,857 1,822
4642753.SQ.FTS.B, Zero Cpn, 4/25/23 ... 8,365 8,168
4643101.SQ.FTS.B, Zero Cpn, 4/25/23 ... 2,142 2,089
4643136.SQ.FTS.B, Zero Cpn, 4/25/23 ... 1,016 889
4643157.SQ.FTS.B, Zero Cpn, 4/25/23 ... 3,185 3,027
4643223.SQ.FTS.B, Zero Cpn, 4/25/23 ... 2,002 1,957
4643272.SQ.FTS.B, Zero Cpn, 4/25/23 ... 10,185 9,932
4643448.SQ.FTS.B, Zero Cpn, 4/25/23 ... 716 244
4643455.SQ.FTS.B, Zero Cpn, 4/25/23 ... 5,984 4,984

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4643510.SQ.FTS.B, Zero Cpn, 4/25/23 ... $ 2,571 $ 2,498
4643552.SQ.FTS.B, Zero Cpn, 4/25/23 ... 3,535 3,414
4643601.SQ.FTS.B, Zero Cpn, 4/25/23 ... 5,420 5,277
4643723.SQ.FTS.B, Zero Cpn, 4/25/23 ... 4,721 4,550
4643970.SQ.FTS.B, Zero Cpn, 4/26/23 ... 2,559 1,980
4644008.SQ.FTS.B, Zero Cpn, 4/26/23 ... 5,415 4,497
4644101.SQ.FTS.B, Zero Cpn, 4/26/23 ... 133 130
4644134.SQ.FTS.B, Zero Cpn, 4/26/23 ... 7,781 7,431
4644490.SQ.FTS.B, Zero Cpn, 4/26/23 ... 8,800 8,542
4645336.SQ.FTS.B, Zero Cpn, 4/26/23 ... 1,981 1,924
4645715.SQ.FTS.B, Zero Cpn, 4/26/23 ... 61,742 45,879
4647125.SQ.FTS.B, Zero Cpn, 4/26/23 ... 1,870 1,790
4647992.SQ.FTS.B, Zero Cpn, 4/27/23 ... 29,638 28,943
4649047.SQ.FTS.B, Zero Cpn, 4/27/23 ... 2,463 2,406
4649133.SQ.FTS.B, Zero Cpn, 4/27/23 ... 2,037 1,983
4649161.SQ.FTS.B, Zero Cpn, 4/27/23 ... 7,495 7,263
4649272.SQ.FTS.B, Zero Cpn, 4/27/23 ... 2,746 2,653
4649296.SQ.FTS.B, Zero Cpn, 4/27/23 ... 1,249 1,212
4649328.SQ.FTS.B, Zero Cpn, 4/27/23 ... 3,346 3,249
4649372.SQ.FTS.B, Zero Cpn, 4/27/23 ... 1,403 1,360
4649396.SQ.FTS.B, Zero Cpn, 4/27/23 ... 1,545 1,490
4650965.SQ.FTS.B, Zero Cpn, 4/28/23 ... 618 564
4650978.SQ.FTS.B, Zero Cpn, 4/28/23 ... 1,453 1,351
4651011.SQ.FTS.B, Zero Cpn, 4/28/23 ... 10,697 10,150
4651201.SQ.FTS.B, Zero Cpn, 4/28/23 ... 12,302 11,954
4651624.SQ.FTS.B, Zero Cpn, 4/28/23 ... 4,557 4,420
4651931.SQ.FTS.B, Zero Cpn, 4/28/23 ... 290 267
4652033.SQ.FTS.B, Zero Cpn, 4/28/23 ... 35,748 34,768
4653170.SQ.FTS.B, Zero Cpn, 4/28/23 ... 1,101 1,073
4653214.SQ.FTS.B, Zero Cpn, 4/28/23 ... 2,410 2,338
4653702.SQ.FTS.B, Zero Cpn, 4/28/23 ... 1,613 1,386
4653708.SQ.FTS.B, Zero Cpn, 4/28/23 ... 109 107
4653714.SQ.FTS.B, Zero Cpn, 4/28/23 ... 1,057 1,004
4653754.SQ.FTS.B, Zero Cpn, 4/28/23 ... 2,441 2,295
4653879.SQ.FTS.B, Zero Cpn, 4/28/23 ... 725 709
4653920.SQ.FTS.B, Zero Cpn, 4/28/23 ... 2,192 1,907
4653999.SQ.FTS.B, Zero Cpn, 4/29/23 ... 126 124
4654183.SQ.FTS.B, Zero Cpn, 4/29/23 ... 2,435 2,357
4654291.SQ.FTS.B, Zero Cpn, 4/29/23 ... 197 183
4654333.SQ.FTS.B, Zero Cpn, 4/29/23 ... 901 879
4655034.SQ.FTS.B, Zero Cpn, 4/29/23 ... 919 854
4655273.SQ.FTS.B, Zero Cpn, 4/29/23 ... 1,630 1,597
4655510.SQ.FTS.B, Zero Cpn, 4/29/23 ... 300 257
4655535.SQ.FTS.B, Zero Cpn, 4/29/23 ... 5,653 5,516
4655988.SQ.FTS.B, Zero Cpn, 4/29/23 ... 2,964 2,860
4656066.SQ.FTS.B, Zero Cpn, 4/29/23 ... 815 678
4656430.SQ.FTS.B, Zero Cpn, 4/29/23 ... 1,668 1,627
4656520.SQ.FTS.B, Zero Cpn, 4/29/23 ... 3,780 3,621
4656675.SQ.FTS.B, Zero Cpn, 4/30/23 ... 11,913 11,623
4656885.SQ.FTS.B, Zero Cpn, 4/30/23 ... 968 546
4656938.SQ.FTS.B, Zero Cpn, 4/30/23 ... 1,311 1,220
4656958.SQ.FTS.B, Zero Cpn, 4/30/23 ... 4,142 2,151
4656984.SQ.FTS.B, Zero Cpn, 4/30/23 ... 2,818 2,704
4657195.SQ.FTS.B, Zero Cpn, 4/30/23 ... 1,278 1,089
4657212.SQ.FTS.B, Zero Cpn, 4/30/23 ... 471 447
4657235.SQ.FTS.B, Zero Cpn, 4/30/23 ... 5,904 4,270
4657294.SQ.FTS.B, Zero Cpn, 4/30/23 ... 5,088 4,958
4657373.SQ.FTS.B, Zero Cpn, 4/30/23 ... 3,122 2,172
Description
Principal
Amount Value
Block, Inc. (continued)
4657432.SQ.FTS.B, Zero Cpn, 4/30/23 ... $ 3,531 $ 3,439
4657502.SQ.FTS.B, Zero Cpn, 4/30/23 ... 1,298 544
4657736.SQ.FTS.B, Zero Cpn, 4/30/23 ... 103 101
4657804.SQ.FTS.B, Zero Cpn, 4/30/23 ... 6,510 5,725
4657890.SQ.FTS.B, Zero Cpn, 4/30/23 ... 8,669 8,422
4658038.SQ.FTS.B, Zero Cpn, 5/01/23 ... 4,108 3,600
4658194.SQ.FTS.B, Zero Cpn, 5/01/23 ... 1,872 1,821
4658320.SQ.FTS.B, Zero Cpn, 5/01/23 ... 7,358 4,049
4658653.SQ.FTS.B, Zero Cpn, 5/01/23 ... 2,672 2,455
4658722.SQ.FTS.B, Zero Cpn, 5/01/23 ... 2,143 2,089
4658779.SQ.FTS.B, Zero Cpn, 5/01/23 ... 2,876 2,804
4658842.SQ.FTS.B, Zero Cpn, 5/01/23 ... 779 764
4658898.SQ.FTS.B, Zero Cpn, 5/01/23 ... 19,873 18,905
4659328.SQ.FTS.B, Zero Cpn, 5/01/23 ... 9,341 8,698
4659469.SQ.FTS.B, Zero Cpn, 5/01/23 ... 29 28
4659520.SQ.FTS.B, Zero Cpn, 5/01/23 ... 135 133
4659540.SQ.FTS.B, Zero Cpn, 5/01/23 ... 816 791
4659552.SQ.FTS.B, Zero Cpn, 5/01/23 ... 484 466
4659580.SQ.FTS.B, Zero Cpn, 5/01/23 ... 6,467 6,313
4659810.SQ.FTS.B, Zero Cpn, 5/01/23 ... 2,539 2,245
4659844.SQ.FTS.B, Zero Cpn, 5/01/23 ... 625 601
4659948.SQ.FTS.B, Zero Cpn, 5/01/23 ... 977 955
4659969.SQ.FTS.B, Zero Cpn, 5/01/23 ... 3,244 2,534
4659990.SQ.FTS.B, Zero Cpn, 5/01/23 ... 8,054 7,716
4660310.SQ.FTS.B, Zero Cpn, 5/01/23 ... 4,720 4,448
4660412.SQ.FTS.B, Zero Cpn, 5/01/23 ... 59,073 38,077
4660968.SQ.FTS.B, Zero Cpn, 5/01/23 ... 3,265 3,182
4661015.SQ.FTS.B, Zero Cpn, 5/01/23 ... 2,939 2,684
4661122.SQ.FTS.B, Zero Cpn, 5/02/23 ... 1,648 1,556
4661174.SQ.FTS.B, Zero Cpn, 5/02/23 ... 1,066 1,043
4661468.SQ.FTS.B, Zero Cpn, 5/02/23 ... 9,835 9,528
4661643.SQ.FTS.B, Zero Cpn, 5/02/23 ... 4,295 4,198
4661808.SQ.FTS.B, Zero Cpn, 5/02/23 ... 4,141 3,805
4661890.SQ.FTS.B, Zero Cpn, 5/02/23 ... 3,935 1,596
4661964.SQ.FTS.B, Zero Cpn, 5/02/23 ... 1,367 1,330
4662048.SQ.FTS.B, Zero Cpn, 5/02/23 ... 3,170 3,066
4662127.SQ.FTS.B, Zero Cpn, 5/02/23 ... 1,437 1,403
4662158.SQ.FTS.B, Zero Cpn, 5/02/23 ... 1,276 1,125
4662184.SQ.FTS.B, Zero Cpn, 5/02/23 ... 3,615 3,039
4662309.SQ.FTS.B, Zero Cpn, 5/02/23 ... 20,845 17,997
4662567.SQ.FTS.B, Zero Cpn, 5/02/23 ... 1,251 1,223
4662632.SQ.FTS.B, Zero Cpn, 5/02/23 ... 3,665 3,562
4662672.SQ.FTS.B, Zero Cpn, 5/02/23 ... 7,820 4,489
4662785.SQ.FTS.B, Zero Cpn, 5/02/23 ... 4,177 3,970
4662839.SQ.FTS.B, Zero Cpn, 5/02/23 ... 1,995 1,935
4662868.SQ.FTS.B, Zero Cpn, 5/02/23 ... 5,832 4,294
4662910.SQ.FTS.B, Zero Cpn, 5/02/23 ... 2,909 2,444
4662952.SQ.FTS.B, Zero Cpn, 5/02/23 ... 4,715 4,485
4663027.SQ.FTS.B, Zero Cpn, 5/02/23 ... 3,500 3,403
4663078.SQ.FTS.B, Zero Cpn, 5/02/23 ... 942 920
4663096.SQ.FTS.B, Zero Cpn, 5/02/23 ... 27,120 16,924
4663347.SQ.FTS.B, Zero Cpn, 5/02/23 ... 4,775 3,901
4663438.SQ.FTS.B, Zero Cpn, 5/02/23 ... 2,357 2,282
4663479.SQ.FTS.B, Zero Cpn, 5/02/23 ... 7,407 7,155
4663564.SQ.FTS.B, Zero Cpn, 5/02/23 ... 1,389 1,354
4663579.SQ.FTS.B, Zero Cpn, 5/02/23 ... 8,837 8,579
4663916.SQ.FTS.B, Zero Cpn, 5/02/23 ... 24,742 15,441
4664077.SQ.FTS.B, Zero Cpn, 5/02/23 ... 2,286 2,239

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4664186.SQ.FTS.B, Zero Cpn, 5/03/23 ... $ 2,312 $ 2,200
4664270.SQ.FTS.B, Zero Cpn, 5/03/23 ... 16,952 16,514
4665055.SQ.FTS.B, Zero Cpn, 5/03/23 ... 2,041 1,986
4665159.SQ.FTS.B, Zero Cpn, 5/03/23 ... 5,296 5,172
4665323.SQ.FTS.B, Zero Cpn, 5/03/23 ... 2,856 2,779
4665413.SQ.FTS.B, Zero Cpn, 5/03/23 ... 2,706 2,629
4665470.SQ.FTS.B, Zero Cpn, 5/03/23 ... 1,578 1,523
4665676.SQ.FTS.B, Zero Cpn, 5/03/23 ... 5,242 4,278
4665926.SQ.FTS.B, Zero Cpn, 5/03/23 ... 2,555 2,490
4666114.SQ.FTS.B, Zero Cpn, 5/03/23 ... 1,202 1,074
4666154.SQ.FTS.B, Zero Cpn, 5/03/23 ... 5,717 5,227
4666280.SQ.FTS.B, Zero Cpn, 5/03/23 ... 8,347 8,109
4666482.SQ.FTS.B, Zero Cpn, 5/03/23 ... 788 774
4666530.SQ.FTS.B, Zero Cpn, 5/03/23 ... 993 941
4666596.SQ.FTS.B, Zero Cpn, 5/03/23 ... 4,477 4,371
4666682.SQ.FTS.B, Zero Cpn, 5/03/23 ... 4,646 4,492
4666752.SQ.FTS.B, Zero Cpn, 5/03/23 ... 3,250 3,115
4668423.SQ.FTS.B, Zero Cpn, 5/04/23 ... 3,905 3,810
4668555.SQ.FTS.B, Zero Cpn, 5/04/23 ... 2,822 2,726
4668647.SQ.FTS.B, Zero Cpn, 5/04/23 ... 460 452
4668688.SQ.FTS.B, Zero Cpn, 5/04/23 ... 704 685
4668726.SQ.FTS.B, Zero Cpn, 5/04/23 ... 1,976 1,919
4668899.SQ.FTS.B, Zero Cpn, 5/04/23 ... 10,440 10,053
4669420.SQ.FTS.B, Zero Cpn, 5/04/23 ... 774 756
4669472.SQ.FTS.B, Zero Cpn, 5/04/23 ... 1,673 1,637
4669594.SQ.FTS.B, Zero Cpn, 5/04/23 ... 10,653 10,338
4670200.SQ.FTS.B, Zero Cpn, 5/04/23 ... 69 68
4670235.SQ.FTS.B, Zero Cpn, 5/04/23 ... 1,989 1,930
4670351.SQ.FTS.B, Zero Cpn, 5/04/23 ... 6,192 6,062
4670748.SQ.FTS.B, Zero Cpn, 5/04/23 ... 740 718
4670809.SQ.FTS.B, Zero Cpn, 5/04/23 ... 4,849 4,628
4670913.SQ.FTS.B, Zero Cpn, 5/04/23 ... 228 224
4670935.SQ.FTS.B, Zero Cpn, 5/04/23 ... 258 253
4670988.SQ.FTS.B, Zero Cpn, 5/04/23 ... 2,395 2,295
4671067.SQ.FTS.B, Zero Cpn, 5/04/23 ... 1,135 1,009
4671121.SQ.FTS.B, Zero Cpn, 5/04/23 ... 7,288 4,444
4671288.SQ.FTS.B, Zero Cpn, 5/04/23 ... 2,874 2,769
4671373.SQ.FTS.B, Zero Cpn, 5/04/23 ... 3,895 3,806
4671597.SQ.FTS.B, Zero Cpn, 5/04/23 ... 9,765 9,495
4672075.SQ.FTS.B, Zero Cpn, 5/05/23 ... 23,198 22,523
4674155.SQ.FTS.B, Zero Cpn, 5/05/23 ... 1,517 1,308
4674404.SQ.FTS.B, Zero Cpn, 5/05/23 ... 492 473
4674453.SQ.FTS.B, Zero Cpn, 5/05/23 ... 595 566
4674465.SQ.FTS.B, Zero Cpn, 5/05/23 ... 7,629 6,703
4674741.SQ.FTS.B, Zero Cpn, 5/05/23 ... 1,689 1,579
4674886.SQ.FTS.B, Zero Cpn, 5/05/23 ... 1,275 1,178
4674930.SQ.FTS.B, Zero Cpn, 5/05/23 ... 19,765 18,802
4675799.SQ.FTS.B, Zero Cpn, 5/05/23 ... 3,286 1,753
4675859.SQ.FTS.B, Zero Cpn, 5/05/23 ... 337 330
4675936.SQ.FTS.B, Zero Cpn, 5/05/23 ... 2,182 2,084
4676126.SQ.FTS.B, Zero Cpn, 5/05/23 ... 3,823 3,689
4676298.SQ.FTS.B, Zero Cpn, 5/05/23 ... 1,041 1,005
4676563.SQ.FTS.B, Zero Cpn, 5/05/23 ... 6,859 6,644
4677625.SQ.FTS.B, Zero Cpn, 5/06/23 ... 1,252 1,180
4677655.SQ.FTS.B, Zero Cpn, 5/06/23 ... 5,103 2,217
4677705.SQ.FTS.B, Zero Cpn, 5/06/23 ... 2,350 2,265
4677749.SQ.FTS.B, Zero Cpn, 5/06/23 ... 352 129
4677758.SQ.FTS.B, Zero Cpn, 5/06/23 ... 215 205
Description
Principal
Amount Value
Block, Inc. (continued)
4677767.SQ.FTS.B, Zero Cpn, 5/06/23 ... $ 2,845 $ 2,768
4677833.SQ.FTS.B, Zero Cpn, 5/06/23 ... 4,402 4,247
4677893.SQ.FTS.B, Zero Cpn, 5/06/23 ... 2,705 1,256
4678003.SQ.FTS.B, Zero Cpn, 5/06/23 ... 1,775 1,738
4678116.SQ.FTS.B, Zero Cpn, 5/06/23 ... 3,078 2,909
4678180.SQ.FTS.B, Zero Cpn, 5/07/23 ... 1,257 1,160
4678187.SQ.FTS.B, Zero Cpn, 5/07/23 ... 875 810
4678195.SQ.FTS.B, Zero Cpn, 5/07/23 ... 1,004 956
4678277.SQ.FTS.B, Zero Cpn, 5/07/23 ... 2,444 2,104
4678312.SQ.FTS.B, Zero Cpn, 5/07/23 ... 1,394 1,279
4678323.SQ.FTS.B, Zero Cpn, 5/07/23 ... 6,587 6,365
4678440.SQ.FTS.B, Zero Cpn, 5/07/23 ... 990 916
4678475.SQ.FTS.B, Zero Cpn, 5/07/23 ... 1,224 1,181
4678504.SQ.FTS.B, Zero Cpn, 5/07/23 ... 2,270 2,200
4678549.SQ.FTS.B, Zero Cpn, 5/07/23 ... 5,884 5,621
4679334.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,604 2,544
4681076.SQ.FTS.B, Zero Cpn, 5/08/23 ... 5,370 5,185
4681277.SQ.FTS.B, Zero Cpn, 5/08/23 ... 869 661
4681434.SQ.FTS.B, Zero Cpn, 5/08/23 ... 9,331 9,084
4681784.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,627 2,548
4681873.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,879 2,783
4681958.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,241 2,183
4682013.SQ.FTS.B, Zero Cpn, 5/08/23 ... 4,339 4,149
4682239.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,023 1,003
4682382.SQ.FTS.B, Zero Cpn, 5/08/23 ... 11,407 11,066
4682745.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,826 1,765
4682763.SQ.FTS.B, Zero Cpn, 5/08/23 ... 3,679 3,573
4682911.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,212 2,128
4682982.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,577 2,493
4683205.SQ.FTS.B, Zero Cpn, 5/08/23 ... 6,057 5,876
4683430.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,164 1,126
4683449.SQ.FTS.B, Zero Cpn, 5/08/23 ... 20,322 19,783
4684124.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,935 2,805
4684185.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,248 1,156
4684212.SQ.FTS.B, Zero Cpn, 5/08/23 ... 3,510 3,389
4684279.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,247 2,180
4684335.SQ.FTS.B, Zero Cpn, 5/08/23 ... 1,077 1,054
4684406.SQ.FTS.B, Zero Cpn, 5/08/23 ... 295 250
4684424.SQ.FTS.B, Zero Cpn, 5/08/23 ... 2,754 2,673
4689260.SQ.FTS.B, Zero Cpn, 5/09/23 ... 15,401 14,901
4689630.SQ.FTS.B, Zero Cpn, 5/09/23 ... 535 426
4689646.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,221 1,171
4689690.SQ.FTS.B, Zero Cpn, 5/09/23 ... 4,742 4,612
4690049.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,969 1,451
4690235.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,059 1,022
4690409.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,336 1,278
4690481.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,193 1,162
4690611.SQ.FTS.B, Zero Cpn, 5/09/23 ... 4,199 4,057
4691296.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,536 1,445
4691442.SQ.FTS.B, Zero Cpn, 5/09/23 ... 6,310 6,122
4691756.SQ.FTS.B, Zero Cpn, 5/09/23 ... 7,269 3,695
4692191.SQ.FTS.B, Zero Cpn, 5/09/23 ... 11,446 10,365
4692510.SQ.FTS.B, Zero Cpn, 5/09/23 ... 2,314 2,246
4692579.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,076 1,038
4692628.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,863 996
4692642.SQ.FTS.B, Zero Cpn, 5/09/23 ... 4,744 3,978
4692944.SQ.FTS.B, Zero Cpn, 5/09/23 ... 331 292
4692982.SQ.FTS.B, Zero Cpn, 5/09/23 ... 834 536

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4692987.SQ.FTS.B, Zero Cpn, 5/09/23 ... $ 3,709 $ 3,567
4693038.SQ.FTS.B, Zero Cpn, 5/09/23 ... 3,861 3,632
4693075.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,359 1,334
4693190.SQ.FTS.B, Zero Cpn, 5/09/23 ... 5,105 4,879
4693409.SQ.FTS.B, Zero Cpn, 5/09/23 ... 133 130
4693423.SQ.FTS.B, Zero Cpn, 5/09/23 ... 19,067 16,861
4693642.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,301 1,269
4693724.SQ.FTS.B, Zero Cpn, 5/09/23 ... 851 827
4693752.SQ.FTS.B, Zero Cpn, 5/09/23 ... 3,135 3,057
4693941.SQ.FTS.B, Zero Cpn, 5/09/23 ... 9,494 6,962
4694140.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,320 1,235
4694200.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,384 875
4694222.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,174 1,151
4694295.SQ.FTS.B, Zero Cpn, 5/09/23 ... 502 485
4701939.SQ.FTS.B, Zero Cpn, 5/10/23 ... 2,060 1,982
4702569.SQ.FTS.B, Zero Cpn, 5/10/23 ... 8,568 7,731
4703238.SQ.FTS.B, Zero Cpn, 5/10/23 ... 2,335 2,276
4704792.SQ.FTS.B, Zero Cpn, 5/10/23 ... 5,260 5,094
4704915.SQ.FTS.B, Zero Cpn, 5/10/23 ... 19,198 14,553
4705953.SQ.FTS.B, Zero Cpn, 5/10/23 ... 7,803 7,549
4706235.SQ.FTS.B, Zero Cpn, 5/10/23 ... 8,463 6,784
4706450.SQ.FTS.B, Zero Cpn, 5/10/23 ... 8,292 7,962
4706756.SQ.FTS.B, Zero Cpn, 5/10/23 ... 1,605 1,347
4706808.SQ.FTS.B, Zero Cpn, 5/10/23 ... 6,249 5,652
4707023.SQ.FTS.B, Zero Cpn, 5/10/23 ... 715 689
4707047.SQ.FTS.B, Zero Cpn, 5/10/23 ... 15,718 14,801
4707138.SQ.FTS.B, Zero Cpn, 5/11/23 ... 613 443
4707221.SQ.FTS.B, Zero Cpn, 5/11/23 ... 214 206
4707232.SQ.FTS.B, Zero Cpn, 5/11/23 ... 439 400
4707248.SQ.FTS.B, Zero Cpn, 5/11/23 ... 1,014 960
4707269.SQ.FTS.B, Zero Cpn, 5/11/23 ... 1,899 1,824
4707300.SQ.FTS.B, Zero Cpn, 5/11/23 ... 423 406
4707305.SQ.FTS.B, Zero Cpn, 5/11/23 ... 3,209 3,101
4707334.SQ.FTS.B, Zero Cpn, 5/11/23 ... 9,201 8,838
4707494.SQ.FTS.B, Zero Cpn, 5/11/23 ... 2,097 2,009
4707511.SQ.FTS.B, Zero Cpn, 5/11/23 ... 7,323 6,488
4707638.SQ.FTS.B, Zero Cpn, 5/11/23 ... 1,142 1,091
4707748.SQ.FTS.B, Zero Cpn, 5/11/23 ... 4,722 4,598
4707810.SQ.FTS.B, Zero Cpn, 5/11/23 ... 174 166
4707814.SQ.FTS.B, Zero Cpn, 5/11/23 ... 595 541
4707821.SQ.FTS.B, Zero Cpn, 5/11/23 ... 504 490
4707824.SQ.FTS.B, Zero Cpn, 5/11/23 ... 1,518 1,484
4708842.SQ.FTS.B, Zero Cpn, 5/12/23 ... 2,163 2,111
4708881.SQ.FTS.B, Zero Cpn, 5/12/23 ... 6,602 6,375
4709429.SQ.FTS.B, Zero Cpn, 5/12/23 ... 4,631 4,484
4711555.SQ.FTS.B, Zero Cpn, 5/12/23 ... 1,109 1,081
4711828.SQ.FTS.B, Zero Cpn, 5/12/23 ... 15,064 6,585
4712429.SQ.FTS.B, Zero Cpn, 5/12/23 ... 14,869 14,351
4713443.SQ.FTS.B, Zero Cpn, 5/12/23 ... 1,149 1,099
4713461.SQ.FTS.B, Zero Cpn, 5/13/23 ... 783 264
4713664.SQ.FTS.B, Zero Cpn, 5/13/23 ... 4,024 3,904
4713785.SQ.FTS.B, Zero Cpn, 5/13/23 ... 10,385 9,914
4714060.SQ.FTS.B, Zero Cpn, 5/13/23 ... 1,500 1,212
4714469.SQ.FTS.B, Zero Cpn, 5/14/23 ... 828 281
4714510.SQ.FTS.B, Zero Cpn, 5/14/23 ... 3,082 2,967
4714589.SQ.FTS.B, Zero Cpn, 5/14/23 ... 17,974 17,331
4716941.SQ.FTS.B, Zero Cpn, 5/15/23 ... 5,352 5,142
4717340.SQ.FTS.B, Zero Cpn, 5/15/23 ... 3,630 3,155
Description
Principal
Amount Value
Block, Inc. (continued)
4717504.SQ.FTS.B, Zero Cpn, 5/15/23 ... $ 1,740 $ 1,694
4717695.SQ.FTS.B, Zero Cpn, 5/15/23 ... 491 474
4718120.SQ.FTS.B, Zero Cpn, 5/15/23 ... 24,068 23,212
4719282.SQ.FTS.B, Zero Cpn, 5/15/23 ... 898 836
4719311.SQ.FTS.B, Zero Cpn, 5/15/23 ... 1,835 1,789
4719492.SQ.FTS.B, Zero Cpn, 5/15/23 ... 345 321
4720097.SQ.FTS.B, Zero Cpn, 5/16/23 ... 796 720
4720319.SQ.FTS.B, Zero Cpn, 5/16/23 ... 32,371 31,437
4723006.SQ.FTS.B, Zero Cpn, 5/16/23 ... 7,366 7,167
4723279.SQ.FTS.B, Zero Cpn, 5/16/23 ... 2,993 2,916
4723372.SQ.FTS.B, Zero Cpn, 5/16/23 ... 152 147
4723373.SQ.FTS.B, Zero Cpn, 5/16/23 ... 2,510 2,396
4723454.SQ.FTS.B, Zero Cpn, 5/16/23 ... 1,636 1,582
4723505.SQ.FTS.B, Zero Cpn, 5/16/23 ... 1,885 1,852
4723682.SQ.FTS.B, Zero Cpn, 5/16/23 ... 1,608 1,555
4723739.SQ.FTS.B, Zero Cpn, 5/16/23 ... 43 42
4723756.SQ.FTS.B, Zero Cpn, 5/16/23 ... 2,160 2,095
4723911.SQ.FTS.B, Zero Cpn, 5/16/23 ... 1,666 1,616
4723979.SQ.FTS.B, Zero Cpn, 5/16/23 ... 8,036 7,606
4724551.SQ.FTS.B, Zero Cpn, 5/16/23 ... 3,421 3,305
4724699.SQ.FTS.B, Zero Cpn, 5/16/23 ... 3,764 3,667
4724827.SQ.FTS.B, Zero Cpn, 5/16/23 ... 3,805 3,677
4725108.SQ.FTS.B, Zero Cpn, 5/17/23 ... 134 132
4725159.SQ.FTS.B, Zero Cpn, 5/17/23 ... 1,310 1,288
4725500.SQ.FTS.B, Zero Cpn, 5/17/23 ... 2,737 2,664
4725667.SQ.FTS.B, Zero Cpn, 5/17/23 ... 3,688 3,600
4726198.SQ.FTS.B, Zero Cpn, 5/17/23 ... 2,556 2,475
4727726.SQ.FTS.B, Zero Cpn, 5/17/23 ... 1,378 1,342
4728031.SQ.FTS.B, Zero Cpn, 5/17/23 ... 1,856 1,789
4728173.SQ.FTS.B, Zero Cpn, 5/17/23 ... 1,637 1,587
4728338.SQ.FTS.B, Zero Cpn, 5/17/23 ... 4,830 4,665
4728592.SQ.FTS.B, Zero Cpn, 5/17/23 ... 670 628
4728605.SQ.FTS.B, Zero Cpn, 5/17/23 ... 6,393 5,939
4728845.SQ.FTS.B, Zero Cpn, 5/17/23 ... 1,170 1,146
4729038.SQ.FTS.B, Zero Cpn, 5/17/23 ... 1,274 1,243
4729378.SQ.FTS.B, Zero Cpn, 5/17/23 ... 327 319
4729437.SQ.FTS.B, Zero Cpn, 5/17/23 ... 4,279 3,947
4729540.SQ.FTS.B, Zero Cpn, 5/17/23 ... 693 678
4729631.SQ.FTS.B, Zero Cpn, 5/17/23 ... 111 109
4729653.SQ.FTS.B, Zero Cpn, 5/17/23 ... 4,616 4,500
4729758.SQ.FTS.B, Zero Cpn, 5/17/23 ... 997 975
4729828.SQ.FTS.B, Zero Cpn, 5/17/23 ... 12,453 12,069
4730353.SQ.FTS.B, Zero Cpn, 5/17/23 ... 5,374 5,283
4738688.SQ.FTS.B, Zero Cpn, 5/18/23 ... 1,612 1,418
4738753.SQ.FTS.B, Zero Cpn, 5/18/23 ... 9,615 6,447
4739151.SQ.FTS.B, Zero Cpn, 5/18/23 ... 1,551 1,504
4739265.SQ.FTS.B, Zero Cpn, 5/18/23 ... 4,017 3,927
4740841.SQ.FTS.B, Zero Cpn, 5/18/23 ... 9,062 6,441
4741312.SQ.FTS.B, Zero Cpn, 5/18/23 ... 7,890 6,012
4741844.SQ.FTS.B, Zero Cpn, 5/18/23 ... 4,741 4,558
4742234.SQ.FTS.B, Zero Cpn, 5/18/23 ... 8,804 8,481
4742735.SQ.FTS.B, Zero Cpn, 5/18/23 ... 8,247 7,986
4743238.SQ.FTS.B, Zero Cpn, 5/18/23 ... 251 246
4743290.SQ.FTS.B, Zero Cpn, 5/18/23 ... 746 715
4743383.SQ.FTS.B, Zero Cpn, 5/18/23 ... 2,082 2,036
4743596.SQ.FTS.B, Zero Cpn, 5/18/23 ... 7,479 7,135
4744249.SQ.FTS.B, Zero Cpn, 5/18/23 ... 6,896 6,640
4744488.SQ.FTS.B, Zero Cpn, 5/19/23 ... 770 745

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4744585.SQ.FTS.B, Zero Cpn, 5/19/23 ... $ 4,881 $ 4,737
4744976.SQ.FTS.B, Zero Cpn, 5/19/23 ... 3,374 2,862
4745172.SQ.FTS.B, Zero Cpn, 5/19/23 ... 14,420 13,951
4747059.SQ.FTS.B, Zero Cpn, 5/19/23 ... 1,508 1,472
4747188.SQ.FTS.B, Zero Cpn, 5/19/23 ... 553 423
4747259.SQ.FTS.B, Zero Cpn, 5/19/23 ... 855 836
4747344.SQ.FTS.B, Zero Cpn, 5/19/23 ... 3,200 3,110
4747532.SQ.FTS.B, Zero Cpn, 5/19/23 ... 2,934 2,853
4747756.SQ.FTS.B, Zero Cpn, 5/19/23 ... 2,229 2,074
4748281.SQ.FTS.B, Zero Cpn, 5/19/23 ... 1,766 1,712
4748471.SQ.FTS.B, Zero Cpn, 5/19/23 ... 1,449 1,414
4748625.SQ.FTS.B, Zero Cpn, 5/19/23 ... 9,537 9,348
4749572.SQ.FTS.B, Zero Cpn, 5/19/23 ... 4,994 4,797
4749640.SQ.FTS.B, Zero Cpn, 5/20/23 ... 4,647 4,508
4749732.SQ.FTS.B, Zero Cpn, 5/20/23 ... 12,296 11,914
4750103.SQ.FTS.B, Zero Cpn, 5/20/23 ... 9,577 9,077
4750235.SQ.FTS.B, Zero Cpn, 5/20/23 ... 652 640
4750298.SQ.FTS.B, Zero Cpn, 5/20/23 ... 3,616 3,385
4750347.SQ.FTS.B, Zero Cpn, 5/20/23 ... 1,236 1,167
4750374.SQ.FTS.B, Zero Cpn, 5/20/23 ... 15,174 14,790
4750803.SQ.FTS.B, Zero Cpn, 5/21/23 ... 4,512 4,359
4751050.SQ.FTS.B, Zero Cpn, 5/21/23 ... 4,356 4,266
4751209.SQ.FTS.B, Zero Cpn, 5/21/23 ... 2,326 2,259
4751463.SQ.FTS.B, Zero Cpn, 5/21/23 ... 2,027 1,970
4751536.SQ.FTS.B, Zero Cpn, 5/21/23 ... 586 568
4751549.SQ.FTS.B, Zero Cpn, 5/21/23 ... 1,361 1,114
4751578.SQ.FTS.B, Zero Cpn, 5/21/23 ... 5,331 5,151
4751680.SQ.FTS.B, Zero Cpn, 5/21/23 ... 3,016 2,955
4752031.SQ.FTS.B, Zero Cpn, 5/22/23 ... 920 898
4752128.SQ.FTS.B, Zero Cpn, 5/22/23 ... 13,926 13,406
4754132.SQ.FTS.B, Zero Cpn, 5/22/23 ... 4,106 3,958
4754491.SQ.FTS.B, Zero Cpn, 5/22/23 ... 606 540
4754528.SQ.FTS.B, Zero Cpn, 5/22/23 ... 594 569
4754787.SQ.FTS.B, Zero Cpn, 5/22/23 ... 8,066 7,733
4755231.SQ.FTS.B, Zero Cpn, 5/22/23 ... 1,384 1,340
4755278.SQ.FTS.B, Zero Cpn, 5/22/23 ... 30,643 29,434
4756113.SQ.FTS.B, Zero Cpn, 5/22/23 ... 1,025 997
4756159.SQ.FTS.B, Zero Cpn, 5/22/23 ... 6,805 6,427
4756371.SQ.FTS.B, Zero Cpn, 5/22/23 ... 963 937
4756435.SQ.FTS.B, Zero Cpn, 5/22/23 ... 3,552 3,449
4756554.SQ.FTS.B, Zero Cpn, 5/22/23 ... 3,614 3,356
4756608.SQ.FTS.B, Zero Cpn, 5/22/23 ... 12,448 8,225
4756801.SQ.FTS.B, Zero Cpn, 5/22/23 ... 111 109
4756819.SQ.FTS.B, Zero Cpn, 5/22/23 ... 3,464 3,359
4757052.SQ.FTS.B, Zero Cpn, 5/22/23 ... 2,267 2,190
4757159.SQ.FTS.B, Zero Cpn, 5/22/23 ... 5,198 4,904
4757425.SQ.FTS.B, Zero Cpn, 5/22/23 ... 410 398
4757460.SQ.FTS.B, Zero Cpn, 5/22/23 ... 153 150
4761210.SQ.FTS.B, Zero Cpn, 5/23/23 ... 603 582
4761258.SQ.FTS.B, Zero Cpn, 5/23/23 ... 6,645 6,284
4761374.SQ.FTS.B, Zero Cpn, 5/23/23 ... 247 211
4761386.SQ.FTS.B, Zero Cpn, 5/23/23 ... 6,042 5,849
4761655.SQ.FTS.B, Zero Cpn, 5/23/23 ... 2,468 2,377
4761750.SQ.FTS.B, Zero Cpn, 5/23/23 ... 13,913 13,513
4763518.SQ.FTS.B, Zero Cpn, 5/23/23 ... 15,517 15,098
4764456.SQ.FTS.B, Zero Cpn, 5/23/23 ... 3,189 2,972
4764584.SQ.FTS.B, Zero Cpn, 5/23/23 ... 523 510
4764599.SQ.FTS.B, Zero Cpn, 5/23/23 ... 9,741 9,549
Description
Principal
Amount Value
Block, Inc. (continued)
4765267.SQ.FTS.B, Zero Cpn, 5/23/23 ... $ 35,671 $ 34,603
4773604.SQ.FTS.B, Zero Cpn, 5/24/23 ... 9,605 6,263
4773759.SQ.FTS.B, Zero Cpn, 5/24/23 ... 613 466
4773955.SQ.FTS.B, Zero Cpn, 5/24/23 ... 2,868 2,770
4774144.SQ.FTS.B, Zero Cpn, 5/24/23 ... 2,474 1,800
4774186.SQ.FTS.B, Zero Cpn, 5/24/23 ... 5,706 5,529
4774293.SQ.FTS.B, Zero Cpn, 5/24/23 ... 7,124 5,515
4774471.SQ.FTS.B, Zero Cpn, 5/24/23 ... 779 761
4776334.SQ.FTS.B, Zero Cpn, 5/24/23 ... 28,422 27,463
4777755.SQ.FTS.B, Zero Cpn, 5/24/23 ... 795 323
4777776.SQ.FTS.B, Zero Cpn, 5/24/23 ... 3,072 2,956
4777853.SQ.FTS.B, Zero Cpn, 5/24/23 ... 2,431 2,132
4777946.SQ.FTS.B, Zero Cpn, 5/24/23 ... 6,584 5,895
4778147.SQ.FTS.B, Zero Cpn, 5/24/23 ... 1,787 1,731
4778229.SQ.FTS.B, Zero Cpn, 5/24/23 ... 379 373
4778622.SQ.FTS.B, Zero Cpn, 5/24/23 ... 11,204 10,445
4778835.SQ.FTS.B, Zero Cpn, 5/24/23 ... 1,423 1,379
4778859.SQ.FTS.B, Zero Cpn, 5/24/23 ... 4,540 4,372
4779011.SQ.FTS.B, Zero Cpn, 5/24/23 ... 4,251 4,130
4779254.SQ.FTS.B, Zero Cpn, 5/25/23 ... 1,678 1,630
4779274.SQ.FTS.B, Zero Cpn, 5/25/23 ... 5,680 5,464
4779351.SQ.FTS.B, Zero Cpn, 5/25/23 ... 3,286 3,177
4779404.SQ.FTS.B, Zero Cpn, 5/25/23 ... 1,358 1,324
4779439.SQ.FTS.B, Zero Cpn, 5/25/23 ... 1,581 1,231
4779454.SQ.FTS.B, Zero Cpn, 5/25/23 ... 2,160 2,099
4779483.SQ.FTS.B, Zero Cpn, 5/25/23 ... 1,018 991
4779515.SQ.FTS.B, Zero Cpn, 5/25/23 ... 1,744 1,685
4779544.SQ.FTS.B, Zero Cpn, 5/25/23 ... 2,038 1,978
4779581.SQ.FTS.B, Zero Cpn, 5/25/23 ... 1,075 1,000
4779593.SQ.FTS.B, Zero Cpn, 5/25/23 ... 5,194 4,771
4779678.SQ.FTS.B, Zero Cpn, 5/25/23 ... 5,800 4,623
4779833.SQ.FTS.B, Zero Cpn, 5/25/23 ... 21,558 20,256
4781746.SQ.FTS.B, Zero Cpn, 5/26/23 ... 2,139 2,090
4782448.SQ.FTS.B, Zero Cpn, 5/26/23 ... 1,225 1,195
4782528.SQ.FTS.B, Zero Cpn, 5/26/23 ... 538 460
4782831.SQ.FTS.B, Zero Cpn, 5/26/23 ... 6,739 6,479
4783513.SQ.FTS.B, Zero Cpn, 5/26/23 ... 2,372 2,292
4783667.SQ.FTS.B, Zero Cpn, 5/26/23 ... 16,378 15,494
4784665.SQ.FTS.B, Zero Cpn, 5/26/23 ... 2,258 2,126
4784781.SQ.FTS.B, Zero Cpn, 5/26/23 ... 3,427 3,343
4785231.SQ.FTS.B, Zero Cpn, 5/27/23 ... 2,995 2,660
4785272.SQ.FTS.B, Zero Cpn, 5/27/23 ... 3,277 3,171
4785308.SQ.FTS.B, Zero Cpn, 5/27/23 ... 1,710 1,652
4785365.SQ.FTS.B, Zero Cpn, 5/27/23 ... 1,275 1,230
4785399.SQ.FTS.B, Zero Cpn, 5/27/23 ... 457 389
4785406.SQ.FTS.B, Zero Cpn, 5/27/23 ... 5,642 5,446
4785480.SQ.FTS.B, Zero Cpn, 5/27/23 ... 1,330 1,242
4785485.SQ.FTS.B, Zero Cpn, 5/27/23 ... 5,981 5,452
4785582.SQ.FTS.B, Zero Cpn, 5/27/23 ... 1,380 1,341
4785638.SQ.FTS.B, Zero Cpn, 5/27/23 ... 3,679 3,583
4785715.SQ.FTS.B, Zero Cpn, 5/27/23 ... 1,058 985
4785742.SQ.FTS.B, Zero Cpn, 5/27/23 ... 9,588 9,309
4785957.SQ.FTS.B, Zero Cpn, 5/28/23 ... 3,224 3,121
4786029.SQ.FTS.B, Zero Cpn, 5/28/23 ... 11,778 11,316
4786214.SQ.FTS.B, Zero Cpn, 5/28/23 ... 1,938 1,123
4786242.SQ.FTS.B, Zero Cpn, 5/28/23 ... 298 286
4786366.SQ.FTS.B, Zero Cpn, 5/28/23 ... 744 721
4786395.SQ.FTS.B, Zero Cpn, 5/28/23 ... 3,115 2,459

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4786447.SQ.FTS.B, Zero Cpn, 5/28/23 ... $ 4,267 $ 3,994
4786652.SQ.FTS.B, Zero Cpn, 5/29/23 ... 11,978 11,635
4788373.SQ.FTS.B, Zero Cpn, 5/29/23 ... 17,012 15,501
4789370.SQ.FTS.B, Zero Cpn, 5/29/23 ... 14,598 13,470
4789783.SQ.FTS.B, Zero Cpn, 5/29/23 ... 9,321 8,303
4790065.SQ.FTS.B, Zero Cpn, 5/29/23 ... 1,006 977
4790186.SQ.FTS.B, Zero Cpn, 5/29/23 ... 14,017 13,385
4790547.SQ.FTS.B, Zero Cpn, 5/29/23 ... 1,259 1,231
4790581.SQ.FTS.B, Zero Cpn, 5/29/23 ... 841 817
4790591.SQ.FTS.B, Zero Cpn, 5/29/23 ... 1,336 1,060
4790609.SQ.FTS.B, Zero Cpn, 5/29/23 ... 4,412 4,257
4790686.SQ.FTS.B, Zero Cpn, 5/29/23 ... 7,013 6,746
4790824.SQ.FTS.B, Zero Cpn, 5/29/23 ... 3,478 2,964
4790895.SQ.FTS.B, Zero Cpn, 5/29/23 ... 1,553 1,459
4791055.SQ.FTS.B, Zero Cpn, 5/29/23 ... 482 459
4791065.SQ.FTS.B, Zero Cpn, 5/29/23 ... 4,774 4,629
4791160.SQ.FTS.B, Zero Cpn, 5/29/23 ... 9,437 9,147
4791294.SQ.FTS.B, Zero Cpn, 5/29/23 ... 3,111 3,035
4791362.SQ.FTS.B, Zero Cpn, 5/29/23 ... 3,649 3,532
4791505.SQ.FTS.B, Zero Cpn, 5/29/23 ... 11,886 11,535
4791812.SQ.FTS.B, Zero Cpn, 5/29/23 ... 3,106 3,020
4791853.SQ.FTS.B, Zero Cpn, 5/29/23 ... 1,877 1,803
4791913.SQ.FTS.B, Zero Cpn, 5/29/23 ... 2,078 2,014
4792256.SQ.FTS.B, Zero Cpn, 5/30/23 ... 11,979 11,719
4792640.SQ.FTS.B, Zero Cpn, 5/30/23 ... 3,357 3,120
4792666.SQ.FTS.B, Zero Cpn, 5/30/23 ... 4,790 4,643
4792733.SQ.FTS.B, Zero Cpn, 5/30/23 ... 7,193 5,662
4792842.SQ.FTS.B, Zero Cpn, 5/30/23 ... 6,295 5,551
4792978.SQ.FTS.B, Zero Cpn, 5/30/23 ... 2,705 2,116
4793042.SQ.FTS.B, Zero Cpn, 5/30/23 ... 12,458 12,149
4793573.SQ.FTS.B, Zero Cpn, 5/30/23 ... 2,872 2,772
4793886.SQ.FTS.B, Zero Cpn, 5/30/23 ... 10,544 9,762
4794315.SQ.FTS.B, Zero Cpn, 5/30/23 ... 12,980 12,470
4794616.SQ.FTS.B, Zero Cpn, 5/30/23 ... 6,421 6,225
4794760.SQ.FTS.B, Zero Cpn, 5/30/23 ... 21,424 20,108
4795007.SQ.FTS.B, Zero Cpn, 5/30/23 ... 14,016 13,688
4795386.SQ.FTS.B, Zero Cpn, 5/30/23 ... 1,200 1,094
4795399.SQ.FTS.B, Zero Cpn, 5/30/23 ... 874 803
4795424.SQ.FTS.B, Zero Cpn, 5/30/23 ... 48,361 45,997
4796125.SQ.FTS.B, Zero Cpn, 5/30/23 ... 803 755
4796150.SQ.FTS.B, Zero Cpn, 5/30/23 ... 31,749 30,617
4796420.SQ.FTS.B, Zero Cpn, 5/30/23 ... 2,315 2,250
4796452.SQ.FTS.B, Zero Cpn, 5/30/23 ... 5,649 5,255
4796651.SQ.FTS.B, Zero Cpn, 6/01/23 ... 3,524 2,247
4796735.SQ.FTS.B, Zero Cpn, 6/01/23 ... 516 433
4796880.SQ.FTS.B, Zero Cpn, 6/01/23 ... 2,127 2,060
4797061.SQ.FTS.B, Zero Cpn, 6/01/23 ... 10,040 9,786
4797203.SQ.FTS.B, Zero Cpn, 6/01/23 ... 8,205 7,976
4797373.SQ.FTS.B, Zero Cpn, 6/01/23 ... 1,673 1,617
4797420.SQ.FTS.B, Zero Cpn, 6/01/23 ... 803 776
4797429.SQ.FTS.B, Zero Cpn, 6/01/23 ... 6,578 6,387
4797629.SQ.FTS.B, Zero Cpn, 6/01/23 ... 3,622 3,459
4797807.SQ.FTS.B, Zero Cpn, 6/01/23 ... 18,000 17,508
4798750.SQ.FTS.B, Zero Cpn, 6/01/23 ... 592 573
4798801.SQ.FTS.B, Zero Cpn, 6/01/23 ... 4,280 2,893
4798843.SQ.FTS.B, Zero Cpn, 6/01/23 ... 8,109 7,296
4799348.SQ.FTS.B, Zero Cpn, 6/01/23 ... 2,931 2,862
4799447.SQ.FTS.B, Zero Cpn, 6/01/23 ... 9,268 8,988
Description
Principal
Amount Value
Block, Inc. (continued)
4799608.SQ.FTS.B, Zero Cpn, 6/01/23 ... $ 7,123 $ 6,942
4799719.SQ.FTS.B, Zero Cpn, 6/01/23 ... 2,574 2,497
4799759.SQ.FTS.B, Zero Cpn, 6/01/23 ... 496 477
4799862.SQ.FTS.B, Zero Cpn, 6/01/23 ... 2,924 2,828
4799921.SQ.FTS.B, Zero Cpn, 6/01/23 ... 24,088 23,415
4800237.SQ.FTS.B, Zero Cpn, 6/01/23 ... 338 319
4800251.SQ.FTS.B, Zero Cpn, 6/01/23 ... 6,949 6,765
4800337.SQ.FTS.B, Zero Cpn, 6/01/23 ... 1,794 1,748
4800353.SQ.FTS.B, Zero Cpn, 6/01/23 ... 5,144 5,024
4800458.SQ.FTS.B, Zero Cpn, 6/01/23 ... 10,290 9,590
4800550.SQ.FTS.B, Zero Cpn, 6/01/23 ... 6,372 6,172
4800609.SQ.FTS.B, Zero Cpn, 6/01/23 ... 3,916 3,571
4800644.SQ.FTS.B, Zero Cpn, 6/01/23 ... 424 337
4800658.SQ.FTS.B, Zero Cpn, 6/01/23 ... 11,697 11,167
4805441.SQ.FTS.B, Zero Cpn, 6/02/23 ... 21,750 21,185
4805721.SQ.FTS.B, Zero Cpn, 6/02/23 ... 8,683 8,416
4805905.SQ.FTS.B, Zero Cpn, 6/02/23 ... 34,683 33,690
4807286.SQ.FTS.B, Zero Cpn, 6/02/23 ... 1,902 1,662
4807333.SQ.FTS.B, Zero Cpn, 6/02/23 ... 2,287 2,192
4807387.SQ.FTS.B, Zero Cpn, 6/02/23 ... 7,154 6,987
4807696.SQ.FTS.B, Zero Cpn, 6/02/23 ... 13,414 12,928
4807880.SQ.FTS.B, Zero Cpn, 6/02/23 ... 25,503 23,902
4808228.SQ.FTS.B, Zero Cpn, 6/02/23 ... 2,257 2,118
4808282.SQ.FTS.B, Zero Cpn, 6/02/23 ... 905 869
4808310.SQ.FTS.B, Zero Cpn, 6/02/23 ... 776 762
4808413.SQ.FTS.B, Zero Cpn, 6/02/23 ... 1,845 1,796
4808500.SQ.FTS.B, Zero Cpn, 6/02/23 ... 46,350 44,735
4809122.SQ.FTS.B, Zero Cpn, 6/02/23 ... 4,164 4,058
4809261.SQ.FTS.B, Zero Cpn, 6/02/23 ... 4,086 3,971
4809331.SQ.FTS.B, Zero Cpn, 6/02/23 ... 14,347 12,854
4809479.SQ.FTS.B, Zero Cpn, 6/02/23 ... 490 418
4809488.SQ.FTS.B, Zero Cpn, 6/02/23 ... 1,672 1,633
4809531.SQ.FTS.B, Zero Cpn, 6/02/23 ... 4,208 4,108
4809630.SQ.FTS.B, Zero Cpn, 6/02/23 ... 3,013 2,896
4809654.SQ.FTS.B, Zero Cpn, 6/02/23 ... 2,776 2,674
4809687.SQ.FTS.B, Zero Cpn, 6/02/23 ... 18,018 12,053
4809752.SQ.FTS.B, Zero Cpn, 6/02/23 ... 1,067 1,042
4809776.SQ.FTS.B, Zero Cpn, 6/02/23 ... 2,513 2,437
4809809.SQ.FTS.B, Zero Cpn, 6/02/23 ... 615 561
4809811.SQ.FTS.B, Zero Cpn, 6/02/23 ... 190 185
4809812.SQ.FTS.B, Zero Cpn, 6/02/23 ... 2,095 2,041
4809840.SQ.FTS.B, Zero Cpn, 6/02/23 ... 1,838 1,719
4810075.SQ.FTS.B, Zero Cpn, 6/03/23 ... 5,727 5,272
4810144.SQ.FTS.B, Zero Cpn, 6/03/23 ... 4,693 4,288
4810261.SQ.FTS.B, Zero Cpn, 6/03/23 ... 1,819 1,760
4810323.SQ.FTS.B, Zero Cpn, 6/03/23 ... 120 118
4810965.SQ.FTS.B, Zero Cpn, 6/03/23 ... 611 589
4811176.SQ.FTS.B, Zero Cpn, 6/03/23 ... 17,410 16,309
4811763.SQ.FTS.B, Zero Cpn, 6/03/23 ... 16,563 15,688
4811954.SQ.FTS.B, Zero Cpn, 6/03/23 ... 6,439 6,275
4812078.SQ.FTS.B, Zero Cpn, 6/03/23 ... 1,028 1,003
4812102.SQ.FTS.B, Zero Cpn, 6/03/23 ... 31,857 30,735
4812700.SQ.FTS.B, Zero Cpn, 6/03/23 ... 3,107 3,010
4812784.SQ.FTS.B, Zero Cpn, 6/03/23 ... 480 464
4812787.SQ.FTS.B, Zero Cpn, 6/03/23 ... 5,994 5,264
4812842.SQ.FTS.B, Zero Cpn, 6/03/23 ... 3,308 3,221
4813010.SQ.FTS.B, Zero Cpn, 6/03/23 ... 3,650 3,563
4813069.SQ.FTS.B, Zero Cpn, 6/03/23 ... 2,065 1,992

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4813108.SQ.FTS.B, Zero Cpn, 6/03/23 ... $ 3,061 $ 2,925
4813131.SQ.FTS.B, Zero Cpn, 6/03/23 ... 788 747
4813142.SQ.FTS.B, Zero Cpn, 6/03/23 ... 671 653
4813154.SQ.FTS.B, Zero Cpn, 6/03/23 ... 3,980 3,168
4813165.SQ.FTS.B, Zero Cpn, 6/03/23 ... 5,082 4,932
4813191.SQ.FTS.B, Zero Cpn, 6/03/23 ... 6,080 5,884
4813265.SQ.FTS.B, Zero Cpn, 6/03/23 ... 2,779 2,667
4813314.SQ.FTS.B, Zero Cpn, 6/03/23 ... 1,539 1,495
4813387.SQ.FTS.B, Zero Cpn, 6/03/23 ... 1,783 1,717
4813400.SQ.FTS.B, Zero Cpn, 6/03/23 ... 215 210
4813403.SQ.FTS.B, Zero Cpn, 6/03/23 ... 10,271 9,515
4813651.SQ.FTS.B, Zero Cpn, 6/03/23 ... 2,540 2,460
4813693.SQ.FTS.B, Zero Cpn, 6/03/23 ... 882 858
4813706.SQ.FTS.B, Zero Cpn, 6/03/23 ... 4,084 3,926
4813942.SQ.FTS.B, Zero Cpn, 6/03/23 ... 3,135 3,048
4814014.SQ.FTS.B, Zero Cpn, 6/03/23 ... 7,681 7,131
4814161.SQ.FTS.B, Zero Cpn, 6/03/23 ... 2,612 2,536
4814188.SQ.FTS.B, Zero Cpn, 6/03/23 ... 1,991 1,761
4814198.SQ.FTS.B, Zero Cpn, 6/03/23 ... 482 473
4814219.SQ.FTS.B, Zero Cpn, 6/03/23 ... 1,954 1,898
4814317.SQ.FTS.B, Zero Cpn, 6/04/23 ... 4,396 4,256
4814361.SQ.FTS.B, Zero Cpn, 6/04/23 ... 2,090 2,009
4814394.SQ.FTS.B, Zero Cpn, 6/04/23 ... 1,052 1,024
4814403.SQ.FTS.B, Zero Cpn, 6/04/23 ... 21,842 20,199
4814649.SQ.FTS.B, Zero Cpn, 6/04/23 ... 3,074 2,803
4814705.SQ.FTS.B, Zero Cpn, 6/04/23 ... 6,088 5,914
4814778.SQ.FTS.B, Zero Cpn, 6/04/23 ... 1,347 1,310
4814796.SQ.FTS.B, Zero Cpn, 6/04/23 ... 6,020 5,801
4814884.SQ.FTS.B, Zero Cpn, 6/04/23 ... 10,981 10,637
4815062.SQ.FTS.B, Zero Cpn, 6/04/23 ... 22,801 15,285
4815254.SQ.FTS.B, Zero Cpn, 6/05/23 ... 2,213 2,142
4815290.SQ.FTS.B, Zero Cpn, 6/05/23 ... 1,434 1,388
4815359.SQ.FTS.B, Zero Cpn, 6/05/23 ... 3,435 3,326
4815427.SQ.FTS.B, Zero Cpn, 6/05/23 ... 362 352
4815440.SQ.FTS.B, Zero Cpn, 6/05/23 ... 9,017 8,754
4815592.SQ.FTS.B, Zero Cpn, 6/05/23 ... 1,880 1,813
4815617.SQ.FTS.B, Zero Cpn, 6/05/23 ... 1,765 1,505
4815646.SQ.FTS.B, Zero Cpn, 6/05/23 ... 9,103 8,818
4815791.SQ.FTS.B, Zero Cpn, 6/05/23 ... 2,904 2,769
4815836.SQ.FTS.B, Zero Cpn, 6/05/23 ... 17,294 15,601
4816519.SQ.FTS.B, Zero Cpn, 6/06/23 ... 5,419 5,252
4816763.SQ.FTS.B, Zero Cpn, 6/06/23 ... 3,319 3,221
4816842.SQ.FTS.B, Zero Cpn, 6/06/23 ... 1,388 1,341
4816871.SQ.FTS.B, Zero Cpn, 6/06/23 ... 1,571 1,410
4816879.SQ.FTS.B, Zero Cpn, 6/06/23 ... 3,400 3,293
4816943.SQ.FTS.B, Zero Cpn, 6/06/23 ... 5,182 5,049
4817023.SQ.FTS.B, Zero Cpn, 6/06/23 ... 3,281 3,207
4817230.SQ.FTS.B, Zero Cpn, 6/06/23 ... 563 485
4817240.SQ.FTS.B, Zero Cpn, 6/06/23 ... 2,479 2,415
4817325.SQ.FTS.B, Zero Cpn, 6/06/23 ... 3,787 3,657
4817415.SQ.FTS.B, Zero Cpn, 6/06/23 ... 838 795
4817437.SQ.FTS.B, Zero Cpn, 6/06/23 ... 2,813 2,551
4817479.SQ.FTS.B, Zero Cpn, 6/06/23 ... 1,699 1,665
4817555.SQ.FTS.B, Zero Cpn, 6/06/23 ... 2,077 1,993
4817573.SQ.FTS.B, Zero Cpn, 6/06/23 ... 1,643 1,458
4817602.SQ.FTS.B, Zero Cpn, 6/06/23 ... 6,707 6,036
4817699.SQ.FTS.B, Zero Cpn, 6/06/23 ... 735 720
4817751.SQ.FTS.B, Zero Cpn, 6/06/23 ... 3,450 3,367
Description
Principal
Amount Value
Block, Inc. (continued)
4817870.SQ.FTS.B, Zero Cpn, 6/06/23 ... $ 5,334 $ 5,210
4817986.SQ.FTS.B, Zero Cpn, 6/06/23 ... 12,064 11,659
4818196.SQ.FTS.B, Zero Cpn, 6/06/23 ... 11,114 10,743
4818363.SQ.FTS.B, Zero Cpn, 6/06/23 ... 1,634 1,493
4818428.SQ.FTS.B, Zero Cpn, 6/06/23 ... 769 748
4818482.SQ.FTS.B, Zero Cpn, 6/06/23 ... 10,892 10,591
4818704.SQ.FTS.B, Zero Cpn, 6/06/23 ... 5,652 5,439
4818787.SQ.FTS.B, Zero Cpn, 6/06/23 ... 382 371
4818794.SQ.FTS.B, Zero Cpn, 6/06/23 ... 2,677 2,603
4818832.SQ.FTS.B, Zero Cpn, 6/06/23 ... 6,960 6,772
4818874.SQ.FTS.B, Zero Cpn, 6/06/23 ... 427 412
4818879.SQ.FTS.B, Zero Cpn, 6/06/23 ... 20,249 19,521
4819144.SQ.FTS.B, Zero Cpn, 6/07/23 ... 2,634 2,515
4819184.SQ.FTS.B, Zero Cpn, 6/07/23 ... 7,505 7,336
4819294.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,543 1,371
4819298.SQ.FTS.B, Zero Cpn, 6/07/23 ... 5,177 3,725
4819343.SQ.FTS.B, Zero Cpn, 6/07/23 ... 44,776 41,043
4819636.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,369 1,331
4819642.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,095 1,075
4819735.SQ.FTS.B, Zero Cpn, 6/07/23 ... 42,320 39,693
4820001.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,605 1,505
4820020.SQ.FTS.B, Zero Cpn, 6/07/23 ... 5,366 5,092
4820060.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,668 1,615
4820067.SQ.FTS.B, Zero Cpn, 6/07/23 ... 401 371
4820091.SQ.FTS.B, Zero Cpn, 6/07/23 ... 4,990 4,499
4820170.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,034 980
4820180.SQ.FTS.B, Zero Cpn, 6/07/23 ... 2,867 2,653
4820198.SQ.FTS.B, Zero Cpn, 6/07/23 ... 655 628
4820205.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,163 1,133
4820313.SQ.FTS.B, Zero Cpn, 6/07/23 ... 13,868 13,293
4820503.SQ.FTS.B, Zero Cpn, 6/07/23 ... 5,516 5,309
4820542.SQ.FTS.B, Zero Cpn, 6/07/23 ... 686 670
4820553.SQ.FTS.B, Zero Cpn, 6/07/23 ... 10,164 5,390
4820586.SQ.FTS.B, Zero Cpn, 6/07/23 ... 914 882
4820601.SQ.FTS.B, Zero Cpn, 6/07/23 ... 7,412 7,149
4820655.SQ.FTS.B, Zero Cpn, 6/07/23 ... 96 94
4820754.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,001 921
4820761.SQ.FTS.B, Zero Cpn, 6/07/23 ... 14,759 14,259
4821129.SQ.FTS.B, Zero Cpn, 6/07/23 ... 10,971 10,638
4821195.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,774 1,722
4821209.SQ.FTS.B, Zero Cpn, 6/07/23 ... 2,120 2,021
4821290.SQ.FTS.B, Zero Cpn, 6/07/23 ... 4,822 4,673
4821317.SQ.FTS.B, Zero Cpn, 6/07/23 ... 2,692 2,629
4821351.SQ.FTS.B, Zero Cpn, 6/07/23 ... 9,258 8,921
4821505.SQ.FTS.B, Zero Cpn, 6/08/23 ... 1,019 919
4821513.SQ.FTS.B, Zero Cpn, 6/08/23 ... 11,123 10,536
4821574.SQ.FTS.B, Zero Cpn, 6/08/23 ... 4,324 4,205
4821599.SQ.FTS.B, Zero Cpn, 6/08/23 ... 5,494 5,345
4821630.SQ.FTS.B, Zero Cpn, 6/08/23 ... 7,136 7,002
4821715.SQ.FTS.B, Zero Cpn, 6/08/23 ... 2,099 2,004
4821729.SQ.FTS.B, Zero Cpn, 6/08/23 ... 2,474 2,384
4821742.SQ.FTS.B, Zero Cpn, 6/08/23 ... 5,136 4,879
4821771.SQ.FTS.B, Zero Cpn, 6/08/23 ... 3,019 2,766
4821781.SQ.FTS.B, Zero Cpn, 6/08/23 ... 4,648 4,033
4821801.SQ.FTS.B, Zero Cpn, 6/08/23 ... 6,926 6,277
4821846.SQ.FTS.B, Zero Cpn, 6/08/23 ... 1,257 1,183
4821904.SQ.FTS.B, Zero Cpn, 6/08/23 ... 796 389
4821908.SQ.FTS.B, Zero Cpn, 6/08/23 ... 934 758

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4821936.SQ.FTS.B, Zero Cpn, 6/08/23 ... $ 395 $ 389
4821955.SQ.FTS.B, Zero Cpn, 6/08/23 ... 13,108 12,550
4822042.SQ.FTS.B, Zero Cpn, 6/08/23 ... 524 508
4822050.SQ.FTS.B, Zero Cpn, 6/08/23 ... 18,688 18,006
4822175.SQ.FTS.B, Zero Cpn, 6/08/23 ... 2,457 2,363
4822201.SQ.FTS.B, Zero Cpn, 6/08/23 ... 867 848
4822221.SQ.FTS.B, Zero Cpn, 6/08/23 ... 6,814 6,002
4822253.SQ.FTS.B, Zero Cpn, 6/08/23 ... 4,606 4,071
4822332.SQ.FTS.B, Zero Cpn, 6/08/23 ... 919 865
4822339.SQ.FTS.B, Zero Cpn, 6/08/23 ... 2,549 2,467
4822354.SQ.FTS.B, Zero Cpn, 6/08/23 ... 1,028 1,001
4822361.SQ.FTS.B, Zero Cpn, 6/08/23 ... 5,394 5,224
4822413.SQ.FTS.B, Zero Cpn, 6/08/23 ... 32,653 31,334
4822937.SQ.FTS.B, Zero Cpn, 6/08/23 ... 1,567 1,529
4823019.SQ.FTS.B, Zero Cpn, 6/08/23 ... 3,100 2,959
4823185.SQ.FTS.B, Zero Cpn, 6/08/23 ... 563 534
4824530.SQ.FTS.B, Zero Cpn, 6/08/23 ... 49,762 48,339
4827143.SQ.FTS.B, Zero Cpn, 6/09/23 ... 11,926 11,652
4827297.SQ.FTS.B, Zero Cpn, 6/09/23 ... 3,401 3,149
4827316.SQ.FTS.B, Zero Cpn, 6/09/23 ... 1,550 1,500
4827322.SQ.FTS.B, Zero Cpn, 6/09/23 ... 5,518 5,378
4827412.SQ.FTS.B, Zero Cpn, 6/09/23 ... 28,969 27,758
4828259.SQ.FTS.B, Zero Cpn, 6/09/23 ... 571 555
4828301.SQ.FTS.B, Zero Cpn, 6/09/23 ... 32,685 31,678
4828730.SQ.FTS.B, Zero Cpn, 6/09/23 ... 6,960 6,694
4828820.SQ.FTS.B, Zero Cpn, 6/09/23 ... 947 920
4828854.SQ.FTS.B, Zero Cpn, 6/09/23 ... 23,129 18,466
4829216.SQ.FTS.B, Zero Cpn, 6/10/23 ... 45,695 31,985
4830253.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,871 1,814
4830274.SQ.FTS.B, Zero Cpn, 6/10/23 ... 597 584
4830283.SQ.FTS.B, Zero Cpn, 6/10/23 ... 806 788
4830294.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,818 2,511
4830320.SQ.FTS.B, Zero Cpn, 6/10/23 ... 8,580 8,183
4830376.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,620 2,527
4830392.SQ.FTS.B, Zero Cpn, 6/10/23 ... 7,123 6,902
4830439.SQ.FTS.B, Zero Cpn, 6/10/23 ... 4,041 3,888
4830468.SQ.FTS.B, Zero Cpn, 6/10/23 ... 12,498 12,046
4830551.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,489 3,383
4830640.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,586 2,358
4830652.SQ.FTS.B, Zero Cpn, 6/10/23 ... 11,756 11,424
4830753.SQ.FTS.B, Zero Cpn, 6/10/23 ... 4,288 4,143
4830820.SQ.FTS.B, Zero Cpn, 6/10/23 ... 459 434
4830822.SQ.FTS.B, Zero Cpn, 6/10/23 ... 709 693
4830837.SQ.FTS.B, Zero Cpn, 6/10/23 ... 6,740 6,425
4830906.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,580 3,297
4830931.SQ.FTS.B, Zero Cpn, 6/10/23 ... 482 416
4830936.SQ.FTS.B, Zero Cpn, 6/10/23 ... 5,609 5,355
4830967.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,280 2,206
4831001.SQ.FTS.B, Zero Cpn, 6/10/23 ... 4,221 4,092
4831054.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,235 1,205
4831077.SQ.FTS.B, Zero Cpn, 6/10/23 ... 903 855
4831084.SQ.FTS.B, Zero Cpn, 6/10/23 ... 4,377 4,192
4831110.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,245 894
4831117.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,059 2,833
4831145.SQ.FTS.B, Zero Cpn, 6/10/23 ... 5,074 4,900
4831201.SQ.FTS.B, Zero Cpn, 6/10/23 ... 11,789 8,782
4831245.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,292 2,232
4831269.SQ.FTS.B, Zero Cpn, 6/10/23 ... 4,166 3,188
Description
Principal
Amount Value
Block, Inc. (continued)
4831295.SQ.FTS.B, Zero Cpn, 6/10/23 ... $ 1,128 $ 1,093
4831300.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,358 1,326
4831319.SQ.FTS.B, Zero Cpn, 6/10/23 ... 5,551 5,385
4831353.SQ.FTS.B, Zero Cpn, 6/10/23 ... 10,459 7,151
4831418.SQ.FTS.B, Zero Cpn, 6/10/23 ... 8,160 7,825
4831466.SQ.FTS.B, Zero Cpn, 6/10/23 ... 904 872
4831475.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,802 3,564
4831508.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,758 3,615
4831531.SQ.FTS.B, Zero Cpn, 6/10/23 ... 5,440 5,213
4831606.SQ.FTS.B, Zero Cpn, 6/10/23 ... 6,973 6,474
4831650.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,403 1,323
4831653.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,944 1,474
4831675.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,892 2,686
4831689.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,402 2,343
4831716.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,114 1,085
4831721.SQ.FTS.B, Zero Cpn, 6/10/23 ... 4,725 4,254
4831746.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,480 1,176
4831772.SQ.FTS.B, Zero Cpn, 6/10/23 ... 11,634 11,191
4831889.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,798 1,681
4831910.SQ.FTS.B, Zero Cpn, 6/10/23 ... 7,695 7,388
4831986.SQ.FTS.B, Zero Cpn, 6/10/23 ... 13,526 12,176
4832097.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,130 3,038
4832127.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,785 2,640
4832149.SQ.FTS.B, Zero Cpn, 6/10/23 ... 5,235 5,126
4832260.SQ.FTS.B, Zero Cpn, 6/10/23 ... 975 871
4832278.SQ.FTS.B, Zero Cpn, 6/10/23 ... 478 412
4832297.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,124 2,001
4832346.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,558 1,471
4832369.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,389 3,277
4832410.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,364 1,320
4832424.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,807 1,746
4832448.SQ.FTS.B, Zero Cpn, 6/10/23 ... 13,151 12,700
4832548.SQ.FTS.B, Zero Cpn, 6/10/23 ... 11,397 7,103
4832628.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,742 2,665
4832667.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,864 2,810
4832720.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,726 3,584
4832815.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,219 1,180
4832868.SQ.FTS.B, Zero Cpn, 6/10/23 ... 4,035 3,896
4832932.SQ.FTS.B, Zero Cpn, 6/10/23 ... 29,095 27,991
4833204.SQ.FTS.B, Zero Cpn, 6/11/23 ... 8,716 8,404
4833336.SQ.FTS.B, Zero Cpn, 6/11/23 ... 3,647 3,552
4833388.SQ.FTS.B, Zero Cpn, 6/11/23 ... 5,149 5,028
4833494.SQ.FTS.B, Zero Cpn, 6/11/23 ... 2,439 2,305
4833520.SQ.FTS.B, Zero Cpn, 6/11/23 ... 5,690 4,118
4833576.SQ.FTS.B, Zero Cpn, 6/11/23 ... 3,954 3,682
4833621.SQ.FTS.B, Zero Cpn, 6/11/23 ... 2,059 2,010
4833659.SQ.FTS.B, Zero Cpn, 6/11/23 ... 9,124 8,801
4833766.SQ.FTS.B, Zero Cpn, 6/11/23 ... 3,393 3,273
4833812.SQ.FTS.B, Zero Cpn, 6/11/23 ... 2,136 2,062
4833828.SQ.FTS.B, Zero Cpn, 6/11/23 ... 2,809 2,720
4833861.SQ.FTS.B, Zero Cpn, 6/11/23 ... 8,229 8,011
4834054.SQ.FTS.B, Zero Cpn, 6/12/23 ... 1,768 1,535
4834077.SQ.FTS.B, Zero Cpn, 6/12/23 ... 1,414 1,365
4834108.SQ.FTS.B, Zero Cpn, 6/12/23 ... 4,506 4,367
4834162.SQ.FTS.B, Zero Cpn, 6/12/23 ... 698 604
4834168.SQ.FTS.B, Zero Cpn, 6/12/23 ... 484 438
4834187.SQ.FTS.B, Zero Cpn, 6/12/23 ... 3,724 3,585
4834220.SQ.FTS.B, Zero Cpn, 6/12/23 ... 2,130 1,546

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4834234.SQ.FTS.B, Zero Cpn, 6/12/23 ... $ 5,154 $ 4,977
4834319.SQ.FTS.B, Zero Cpn, 6/12/23 ... 5,625 5,422
4834382.SQ.FTS.B, Zero Cpn, 6/12/23 ... 1,335 1,279
4834399.SQ.FTS.B, Zero Cpn, 6/12/23 ... 1,302 1,255
4834416.SQ.FTS.B, Zero Cpn, 6/12/23 ... 47,089 45,632
4835546.SQ.FTS.B, Zero Cpn, 6/13/23 ... 311 303
4835595.SQ.FTS.B, Zero Cpn, 6/13/23 ... 6,973 6,704
4835737.SQ.FTS.B, Zero Cpn, 6/13/23 ... 4,616 4,463
4836247.SQ.FTS.B, Zero Cpn, 6/13/23 ... 3,928 3,834
4836359.SQ.FTS.B, Zero Cpn, 6/13/23 ... 109 107
4836387.SQ.FTS.B, Zero Cpn, 6/13/23 ... 609 419
4836406.SQ.FTS.B, Zero Cpn, 6/13/23 ... 6,292 6,105
4836543.SQ.FTS.B, Zero Cpn, 6/13/23 ... 10,887 10,539
4836720.SQ.FTS.B, Zero Cpn, 6/13/23 ... 10,895 8,757
4836839.SQ.FTS.B, Zero Cpn, 6/13/23 ... 2,081 1,989
4836888.SQ.FTS.B, Zero Cpn, 6/13/23 ... 6,167 5,927
4836998.SQ.FTS.B, Zero Cpn, 6/13/23 ... 1,071 1,035
4837045.SQ.FTS.B, Zero Cpn, 6/13/23 ... 1,407 1,371
4837086.SQ.FTS.B, Zero Cpn, 6/13/23 ... 1,520 1,487
4837127.SQ.FTS.B, Zero Cpn, 6/13/23 ... 30,944 26,975
4837490.SQ.FTS.B, Zero Cpn, 6/13/23 ... 7,904 7,305
4837601.SQ.FTS.B, Zero Cpn, 6/13/23 ... 19,680 16,032
4837832.SQ.FTS.B, Zero Cpn, 6/13/23 ... 4,409 4,219
4837849.SQ.FTS.B, Zero Cpn, 6/13/23 ... 4,219 4,021
4837910.SQ.FTS.B, Zero Cpn, 6/14/23 ... 37,162 34,708
4838261.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,402 2,916
4838294.SQ.FTS.B, Zero Cpn, 6/14/23 ... 4,028 3,922
4838333.SQ.FTS.B, Zero Cpn, 6/14/23 ... 750 357
4838364.SQ.FTS.B, Zero Cpn, 6/14/23 ... 4,911 4,667
4838399.SQ.FTS.B, Zero Cpn, 6/14/23 ... 8,895 8,472
4838538.SQ.FTS.B, Zero Cpn, 6/14/23 ... 18,521 17,037
4838849.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,485 2,396
4838894.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,735 1,672
4838915.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,335 1,296
4838933.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,424 1,379
4838950.SQ.FTS.B, Zero Cpn, 6/14/23 ... 10,254 9,555
4838982.SQ.FTS.B, Zero Cpn, 6/14/23 ... 43,093 41,502
4839060.SQ.FTS.B, Zero Cpn, 6/14/23 ... 346 339
4839065.SQ.FTS.B, Zero Cpn, 6/14/23 ... 502 488
4839067.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,333 1,272
4839102.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,596 1,392
4839115.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,729 3,559
4839151.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,591 2,491
4839175.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,720 1,428
4839204.SQ.FTS.B, Zero Cpn, 6/14/23 ... 9,363 9,074
4839283.SQ.FTS.B, Zero Cpn, 6/14/23 ... 4,410 4,157
4839346.SQ.FTS.B, Zero Cpn, 6/14/23 ... 7,640 7,366
4839422.SQ.FTS.B, Zero Cpn, 6/14/23 ... 22,499 21,564
4839507.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,673 3,270
4839602.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,283 2,432
4839660.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,884 2,766
4839695.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,701 3,554
4839768.SQ.FTS.B, Zero Cpn, 6/14/23 ... 8,448 7,480
4839836.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,253 2,180
4839855.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,192 1,081
4839881.SQ.FTS.B, Zero Cpn, 6/14/23 ... 12,509 12,055
4839993.SQ.FTS.B, Zero Cpn, 6/14/23 ... 13,955 13,525
4840026.SQ.FTS.B, Zero Cpn, 6/14/23 ... 847 805
Description
Principal
Amount Value
Block, Inc. (continued)
4840033.SQ.FTS.B, Zero Cpn, 6/14/23 ... $ 491 $ 428
4840040.SQ.FTS.B, Zero Cpn, 6/14/23 ... 6,103 5,841
4840076.SQ.FTS.B, Zero Cpn, 6/14/23 ... 6,019 5,748
4840139.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,772 2,580
4840166.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,255 2,940
4840227.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,685 3,603
4840302.SQ.FTS.B, Zero Cpn, 6/14/23 ... 9,158 8,579
4840397.SQ.FTS.B, Zero Cpn, 6/14/23 ... 5,517 5,357
4840438.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,370 1,302
4840451.SQ.FTS.B, Zero Cpn, 6/14/23 ... 4,600 4,384
4840454.SQ.FTS.B, Zero Cpn, 6/14/23 ... 15,336 14,745
4840626.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,167 882
4840685.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,057 1,995
4840693.SQ.FTS.B, Zero Cpn, 6/14/23 ... 22,109 20,619
4840697.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,213 710
4840772.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,454 3,343
4840854.SQ.FTS.B, Zero Cpn, 6/14/23 ... 666 632
4840883.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,687 1,635
4840946.SQ.FTS.B, Zero Cpn, 6/15/23 ... 1,845 1,734
4840964.SQ.FTS.B, Zero Cpn, 6/15/23 ... 3,582 3,456
4840981.SQ.FTS.B, Zero Cpn, 6/15/23 ... 1,067 1,036
4840999.SQ.FTS.B, Zero Cpn, 6/15/23 ... 7,424 7,204
4841077.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,101 2,039
4841093.SQ.FTS.B, Zero Cpn, 6/15/23 ... 3,381 3,050
4841116.SQ.FTS.B, Zero Cpn, 6/15/23 ... 11,234 7,543
4841174.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,724 2,652
4841580.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,455 2,339
4841613.SQ.FTS.B, Zero Cpn, 6/15/23 ... 822 729
4841670.SQ.FTS.B, Zero Cpn, 6/15/23 ... 4,220 4,091
4841697.SQ.FTS.B, Zero Cpn, 6/15/23 ... 731 710
4841734.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,982 2,905
4841767.SQ.FTS.B, Zero Cpn, 6/15/23 ... 29,094 27,013
4841927.SQ.FTS.B, Zero Cpn, 6/15/23 ... 355 348
4842009.SQ.FTS.B, Zero Cpn, 6/15/23 ... 6,837 6,535
4842088.SQ.FTS.B, Zero Cpn, 6/15/23 ... 4,028 3,761
4842108.SQ.FTS.B, Zero Cpn, 6/15/23 ... 1,116 1,066
4842161.SQ.FTS.B, Zero Cpn, 6/15/23 ... 7,403 7,130
4842266.SQ.FTS.B, Zero Cpn, 6/15/23 ... 4,021 3,833
4842304.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,149 2,041
4842324.SQ.FTS.B, Zero Cpn, 6/15/23 ... 1,634 1,562
4842349.SQ.FTS.B, Zero Cpn, 6/15/23 ... 1,898 1,548
4842376.SQ.FTS.B, Zero Cpn, 6/15/23 ... 1,842 1,781
4842421.SQ.FTS.B, Zero Cpn, 6/15/23 ... 401 393
4842483.SQ.FTS.B, Zero Cpn, 6/15/23 ... 3,459 3,306
4842503.SQ.FTS.B, Zero Cpn, 6/15/23 ... 9,304 9,037
4842605.SQ.FTS.B, Zero Cpn, 6/15/23 ... 4,353 2,950
4842631.SQ.FTS.B, Zero Cpn, 6/15/23 ... 6,675 5,653
4842660.SQ.FTS.B, Zero Cpn, 6/15/23 ... 15,454 14,965
4842821.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,363 2,288
4842840.SQ.FTS.B, Zero Cpn, 6/15/23 ... 22,041 20,616
4842938.SQ.FTS.B, Zero Cpn, 6/15/23 ... 758 739
4842950.SQ.FTS.B, Zero Cpn, 6/15/23 ... 19,837 19,211
4843091.SQ.FTS.B, Zero Cpn, 6/15/23 ... 3,798 3,667
4843160.SQ.FTS.B, Zero Cpn, 6/15/23 ... 4,983 4,786
4843200.SQ.FTS.B, Zero Cpn, 6/15/23 ... 8,736 8,289
4843260.SQ.FTS.B, Zero Cpn, 6/15/23 ... 7,879 7,371
4843311.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,927 2,280
4843394.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,971 2,759

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4848084.SQ.FTS.B, Zero Cpn, 6/16/23 ... $ 11,257 $ 10,997
4848365.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,385 2,306
4848370.SQ.FTS.B, Zero Cpn, 6/16/23 ... 21,848 18,433
4848554.SQ.FTS.B, Zero Cpn, 6/16/23 ... 5,964 5,776
4848622.SQ.FTS.B, Zero Cpn, 6/16/23 ... 4,201 4,026
4848683.SQ.FTS.B, Zero Cpn, 6/16/23 ... 3,279 3,171
4848754.SQ.FTS.B, Zero Cpn, 6/16/23 ... 919 828
4848786.SQ.FTS.B, Zero Cpn, 6/16/23 ... 8,563 8,268
4848970.SQ.FTS.B, Zero Cpn, 6/16/23 ... 4,889 4,743
4849168.SQ.FTS.B, Zero Cpn, 6/16/23 ... 3,351 3,228
4849389.SQ.FTS.B, Zero Cpn, 6/16/23 ... 8,998 8,623
4849669.SQ.FTS.B, Zero Cpn, 6/16/23 ... 17,172 16,587
4850013.SQ.FTS.B, Zero Cpn, 6/16/23 ... 38,723 37,075
4850458.SQ.FTS.B, Zero Cpn, 6/16/23 ... 13,806 13,282
4850611.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,065 1,019
4850645.SQ.FTS.B, Zero Cpn, 6/16/23 ... 3,656 3,518
4850690.SQ.FTS.B, Zero Cpn, 6/16/23 ... 35,878 34,579
4851069.SQ.FTS.B, Zero Cpn, 6/16/23 ... 975 938
4851510.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,031 1,951
4852345.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,978 1,930
4853165.SQ.FTS.B, Zero Cpn, 6/16/23 ... 3,502 3,321
4853816.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,809 1,748
4854087.SQ.FTS.B, Zero Cpn, 6/16/23 ... 19,743 17,916
4857073.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,382 1,331
4857136.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,037 876
4857157.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,122 1,091
4857173.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,479 2,399
4857247.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,460 1,412
4857259.SQ.FTS.B, Zero Cpn, 6/16/23 ... 3,258 3,165
4857295.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,292 1,265
4857359.SQ.FTS.B, Zero Cpn, 6/16/23 ... 3,544 3,423
4857385.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,597 2,506
4857427.SQ.FTS.B, Zero Cpn, 6/16/23 ... 11,021 9,668
4857526.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,832 1,719
4857536.SQ.FTS.B, Zero Cpn, 6/16/23 ... 5,466 5,308
4857584.SQ.FTS.B, Zero Cpn, 6/16/23 ... 6,446 6,036
4857633.SQ.FTS.B, Zero Cpn, 6/16/23 ... 3,029 2,338
4857679.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,959 1,862
4857700.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,833 2,727
4857766.SQ.FTS.B, Zero Cpn, 6/17/23 ... 7,791 7,502
4857912.SQ.FTS.B, Zero Cpn, 6/17/23 ... 4,432 4,243
4857991.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,971 1,908
4858043.SQ.FTS.B, Zero Cpn, 6/17/23 ... 678 632
4858078.SQ.FTS.B, Zero Cpn, 6/17/23 ... 4,122 3,869
4858139.SQ.FTS.B, Zero Cpn, 6/17/23 ... 4,478 4,060
4858187.SQ.FTS.B, Zero Cpn, 6/17/23 ... 432 399
4858260.SQ.FTS.B, Zero Cpn, 6/17/23 ... 8,264 8,017
4858432.SQ.FTS.B, Zero Cpn, 6/17/23 ... 6,280 5,974
4858544.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,038 1,013
4858620.SQ.FTS.B, Zero Cpn, 6/17/23 ... 2,689 2,567
4858674.SQ.FTS.B, Zero Cpn, 6/17/23 ... 2,434 2,317
4858747.SQ.FTS.B, Zero Cpn, 6/17/23 ... 309 300
4858751.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,463 1,275
4858799.SQ.FTS.B, Zero Cpn, 6/17/23 ... 2,095 1,985
4858942.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,260 1,162
4859031.SQ.FTS.B, Zero Cpn, 6/17/23 ... 264 259
4859120.SQ.FTS.B, Zero Cpn, 6/17/23 ... 4,096 3,784
4859281.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,880 1,795
Description
Principal
Amount Value
Block, Inc. (continued)
4859353.SQ.FTS.B, Zero Cpn, 6/17/23 ... $ 1,094 $ 1,067
4859395.SQ.FTS.B, Zero Cpn, 6/17/23 ... 3,956 3,736
4859465.SQ.FTS.B, Zero Cpn, 6/17/23 ... 4,438 4,284
4859519.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,671 1,552
4859542.SQ.FTS.B, Zero Cpn, 6/17/23 ... 3,495 3,149
4859615.SQ.FTS.B, Zero Cpn, 6/17/23 ... 5,278 4,818
4859675.SQ.FTS.B, Zero Cpn, 6/17/23 ... 2,371 2,293
4859811.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,170 1,120
4859995.SQ.FTS.B, Zero Cpn, 6/17/23 ... 4,488 3,138
4860026.SQ.FTS.B, Zero Cpn, 6/17/23 ... 6,196 5,708
4860098.SQ.FTS.B, Zero Cpn, 6/17/23 ... 6,752 6,558
4860159.SQ.FTS.B, Zero Cpn, 6/17/23 ... 5,608 5,385
4860257.SQ.FTS.B, Zero Cpn, 6/17/23 ... 8,195 7,952
4860412.SQ.FTS.B, Zero Cpn, 6/17/23 ... 3,271 3,155
4860544.SQ.FTS.B, Zero Cpn, 6/17/23 ... 13,523 12,890
4860744.SQ.FTS.B, Zero Cpn, 6/17/23 ... 534 517
4860769.SQ.FTS.B, Zero Cpn, 6/17/23 ... 14,619 14,201
4860887.SQ.FTS.B, Zero Cpn, 6/17/23 ... 14,203 13,755
4861018.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,267 1,142
4861028.SQ.FTS.B, Zero Cpn, 6/17/23 ... 2,203 2,118
4861060.SQ.FTS.B, Zero Cpn, 6/17/23 ... 4,389 4,179
4861133.SQ.FTS.B, Zero Cpn, 6/17/23 ... 33,693 32,534
4861461.SQ.FTS.B, Zero Cpn, 6/17/23 ... 883 787
4861474.SQ.FTS.B, Zero Cpn, 6/17/23 ... 3,643 3,500
4861550.SQ.FTS.B, Zero Cpn, 6/17/23 ... 5,396 5,223
4861671.SQ.FTS.B, Zero Cpn, 6/17/23 ... 2,223 2,141
4861743.SQ.FTS.B, Zero Cpn, 6/17/23 ... 530 495
4861854.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,235 910
4861868.SQ.FTS.B, Zero Cpn, 6/18/23 ... 30,866 29,795
4861877.SQ.FTS.B, Zero Cpn, 6/18/23 ... 3,136 3,041
4861907.SQ.FTS.B, Zero Cpn, 6/18/23 ... 3,776 3,683
4861992.SQ.FTS.B, Zero Cpn, 6/18/23 ... 2,212 2,134
4862012.SQ.FTS.B, Zero Cpn, 6/18/23 ... 4,115 3,724
4862014.SQ.FTS.B, Zero Cpn, 6/18/23 ... 6,610 6,390
4862034.SQ.FTS.B, Zero Cpn, 6/18/23 ... 3,235 2,652
4862056.SQ.FTS.B, Zero Cpn, 6/18/23 ... 2,476 2,408
4862070.SQ.FTS.B, Zero Cpn, 6/18/23 ... 7,282 7,126
4862074.SQ.FTS.B, Zero Cpn, 6/18/23 ... 3,766 3,404
4862128.SQ.FTS.B, Zero Cpn, 6/18/23 ... 3,857 3,614
4862148.SQ.FTS.B, Zero Cpn, 6/18/23 ... 6,208 5,981
4862165.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,531 1,492
4862184.SQ.FTS.B, Zero Cpn, 6/18/23 ... 862 829
4862192.SQ.FTS.B, Zero Cpn, 6/18/23 ... 19,555 15,741
4862217.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,591 1,552
4862252.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,939 1,898
4862306.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,637 1,584
4862318.SQ.FTS.B, Zero Cpn, 6/18/23 ... 2,312 2,236
4862341.SQ.FTS.B, Zero Cpn, 6/18/23 ... 939 441
4862346.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,950 1,888
4862370.SQ.FTS.B, Zero Cpn, 6/18/23 ... 2,921 2,819
4862387.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,951 1,888
4862401.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,478 1,422
4862422.SQ.FTS.B, Zero Cpn, 6/18/23 ... 2,518 2,423
4862443.SQ.FTS.B, Zero Cpn, 6/18/23 ... 7,343 6,776
4862502.SQ.FTS.B, Zero Cpn, 6/18/23 ... 8,876 8,259
4862532.SQ.FTS.B, Zero Cpn, 6/18/23 ... 5,581 5,362
4862554.SQ.FTS.B, Zero Cpn, 6/18/23 ... 3,625 3,486
4862588.SQ.FTS.B, Zero Cpn, 6/18/23 ... 3,695 3,565

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4862601.SQ.FTS.B, Zero Cpn, 6/18/23 ... $ 895 $ 865
4862615.SQ.FTS.B, Zero Cpn, 6/18/23 ... 8,849 7,556
4862676.SQ.FTS.B, Zero Cpn, 6/19/23 ... 9,005 8,692
4862730.SQ.FTS.B, Zero Cpn, 6/19/23 ... 411 396
4862738.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,083 1,035
4862758.SQ.FTS.B, Zero Cpn, 6/19/23 ... 497 478
4862769.SQ.FTS.B, Zero Cpn, 6/19/23 ... 11,280 9,264
4862799.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,504 3,287
4862828.SQ.FTS.B, Zero Cpn, 6/19/23 ... 5,567 5,313
4862835.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,683 1,627
4862850.SQ.FTS.B, Zero Cpn, 6/19/23 ... 2,039 1,989
4862874.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,935 3,798
4862918.SQ.FTS.B, Zero Cpn, 6/19/23 ... 2,193 2,113
4862938.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,726 1,552
4862943.SQ.FTS.B, Zero Cpn, 6/19/23 ... 822 578
4862963.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,694 1,605
4862998.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,319 1,086
4863006.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,015 2,931
4863011.SQ.FTS.B, Zero Cpn, 6/19/23 ... 738 700
4863026.SQ.FTS.B, Zero Cpn, 6/19/23 ... 729 708
4863041.SQ.FTS.B, Zero Cpn, 6/19/23 ... 820 778
4863045.SQ.FTS.B, Zero Cpn, 6/19/23 ... 974 954
4863048.SQ.FTS.B, Zero Cpn, 6/19/23 ... 978 940
4863060.SQ.FTS.B, Zero Cpn, 6/19/23 ... 53 52
4863062.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,882 2,220
4863080.SQ.FTS.B, Zero Cpn, 6/19/23 ... 12,552 11,927
4863082.SQ.FTS.B, Zero Cpn, 6/19/23 ... 965 921
4863092.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,010 977
4863104.SQ.FTS.B, Zero Cpn, 6/19/23 ... 649 605
4863112.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,134 1,034
4863152.SQ.FTS.B, Zero Cpn, 6/19/23 ... 2,830 2,739
4863180.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,106 1,022
4863186.SQ.FTS.B, Zero Cpn, 6/19/23 ... 7,336 6,879
4863238.SQ.FTS.B, Zero Cpn, 6/19/23 ... 6,432 4,431
4863256.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,328 1,267
4863272.SQ.FTS.B, Zero Cpn, 6/19/23 ... 717 595
4863274.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,847 3,748
4863316.SQ.FTS.B, Zero Cpn, 6/19/23 ... 4,491 4,316
4863323.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,211 3,073
4863343.SQ.FTS.B, Zero Cpn, 6/19/23 ... 2,439 2,285
4863359.SQ.FTS.B, Zero Cpn, 6/19/23 ... 22,906 21,339
4863364.SQ.FTS.B, Zero Cpn, 6/19/23 ... 5,942 5,750
4863412.SQ.FTS.B, Zero Cpn, 6/19/23 ... 13,840 12,781
4863472.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,523 1,486
4863607.SQ.FTS.B, Zero Cpn, 6/20/23 ... 7,116 6,378
4863700.SQ.FTS.B, Zero Cpn, 6/20/23 ... 6,868 6,557
4863733.SQ.FTS.B, Zero Cpn, 6/20/23 ... 6,582 6,423
4863925.SQ.FTS.B, Zero Cpn, 6/20/23 ... 8,023 7,481
4864134.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,168 1,130
4864344.SQ.FTS.B, Zero Cpn, 6/20/23 ... 3,380 3,152
4864375.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,850 1,750
4864424.SQ.FTS.B, Zero Cpn, 6/20/23 ... 3,716 3,552
4864583.SQ.FTS.B, Zero Cpn, 6/20/23 ... 7,026 6,720
4864776.SQ.FTS.B, Zero Cpn, 6/20/23 ... 7,524 7,277
4864990.SQ.FTS.B, Zero Cpn, 6/20/23 ... 6,602 6,372
4865007.SQ.FTS.B, Zero Cpn, 6/20/23 ... 10,388 9,247
4865123.SQ.FTS.B, Zero Cpn, 6/20/23 ... 485 473
4865141.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,162 816
Description
Principal
Amount Value
Block, Inc. (continued)
4865173.SQ.FTS.B, Zero Cpn, 6/20/23 ... $ 2,945 $ 2,832
4865251.SQ.FTS.B, Zero Cpn, 6/20/23 ... 12,453 11,480
4865268.SQ.FTS.B, Zero Cpn, 6/20/23 ... 2,330 2,254
4865321.SQ.FTS.B, Zero Cpn, 6/20/23 ... 4,422 4,247
4865419.SQ.FTS.B, Zero Cpn, 6/20/23 ... 8,765 5,717
4865424.SQ.FTS.B, Zero Cpn, 6/20/23 ... 14,645 14,017
4865486.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,582 1,521
4865515.SQ.FTS.B, Zero Cpn, 6/20/23 ... 2,356 1,651
4865553.SQ.FTS.B, Zero Cpn, 6/20/23 ... 4,077 3,630
4865629.SQ.FTS.B, Zero Cpn, 6/20/23 ... 9,646 9,296
4865744.SQ.FTS.B, Zero Cpn, 6/20/23 ... 6,847 6,573
4865787.SQ.FTS.B, Zero Cpn, 6/20/23 ... 72,363 65,207
4865905.SQ.FTS.B, Zero Cpn, 6/20/23 ... 4,834 4,681
4866192.SQ.FTS.B, Zero Cpn, 6/20/23 ... 2,605 2,521
4866358.SQ.FTS.B, Zero Cpn, 6/20/23 ... 2,940 2,846
4866407.SQ.FTS.B, Zero Cpn, 6/20/23 ... 5,379 5,150
4866502.SQ.FTS.B, Zero Cpn, 6/20/23 ... 759 743
4866514.SQ.FTS.B, Zero Cpn, 6/20/23 ... 8,002 7,758
4866601.SQ.FTS.B, Zero Cpn, 6/20/23 ... 4,684 4,493
4866624.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,603 1,453
4866645.SQ.FTS.B, Zero Cpn, 6/20/23 ... 2,339 2,274
4866660.SQ.FTS.B, Zero Cpn, 6/20/23 ... 8,841 8,297
4866708.SQ.FTS.B, Zero Cpn, 6/20/23 ... 369 361
4866726.SQ.FTS.B, Zero Cpn, 6/20/23 ... 8,243 7,922
4866779.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,572 1,522
4866807.SQ.FTS.B, Zero Cpn, 6/20/23 ... 427 376
4866813.SQ.FTS.B, Zero Cpn, 6/20/23 ... 843 684
4866814.SQ.FTS.B, Zero Cpn, 6/20/23 ... 56,533 54,684
4866856.SQ.FTS.B, Zero Cpn, 6/20/23 ... 388 369
4866867.SQ.FTS.B, Zero Cpn, 6/20/23 ... 11,913 11,524
4866997.SQ.FTS.B, Zero Cpn, 6/20/23 ... 5,297 5,022
4867061.SQ.FTS.B, Zero Cpn, 6/20/23 ... 3,300 3,192
4867117.SQ.FTS.B, Zero Cpn, 6/20/23 ... 5,595 5,357
4867244.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,213 1,131
4867252.SQ.FTS.B, Zero Cpn, 6/20/23 ... 217 212
4867257.SQ.FTS.B, Zero Cpn, 6/20/23 ... 2,487 2,016
4867259.SQ.FTS.B, Zero Cpn, 6/20/23 ... 5,583 5,369
4867275.SQ.FTS.B, Zero Cpn, 6/20/23 ... 3,931 3,807
4867335.SQ.FTS.B, Zero Cpn, 6/21/23 ... 798 782
4867656.SQ.FTS.B, Zero Cpn, 6/21/23 ... 17,946 16,685
4867783.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,046 917
4867795.SQ.FTS.B, Zero Cpn, 6/21/23 ... 950 930
4867843.SQ.FTS.B, Zero Cpn, 6/21/23 ... 2,715 2,172
4867863.SQ.FTS.B, Zero Cpn, 6/21/23 ... 3,328 2,907
4867903.SQ.FTS.B, Zero Cpn, 6/21/23 ... 3,205 2,600
4867929.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,336 4,213
4868090.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,595 4,309
4868203.SQ.FTS.B, Zero Cpn, 6/21/23 ... 2,922 2,804
4868234.SQ.FTS.B, Zero Cpn, 6/21/23 ... 146 143
4868246.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,762 4,387
4868295.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,048 977
4868354.SQ.FTS.B, Zero Cpn, 6/21/23 ... 13,435 12,872
4868508.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,643 1,557
4868518.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,410 4,279
4868563.SQ.FTS.B, Zero Cpn, 6/21/23 ... 2,704 2,591
4868579.SQ.FTS.B, Zero Cpn, 6/21/23 ... 6,704 6,402
4868662.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,281 1,247
4868688.SQ.FTS.B, Zero Cpn, 6/21/23 ... 902 867

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4868697.SQ.FTS.B, Zero Cpn, 6/21/23 ... $ 1,686 $ 1,625
4868757.SQ.FTS.B, Zero Cpn, 6/21/23 ... 6,437 6,188
4868792.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,178 3,763
4868828.SQ.FTS.B, Zero Cpn, 6/21/23 ... 9,303 8,809
4868891.SQ.FTS.B, Zero Cpn, 6/21/23 ... 5,131 4,955
4868920.SQ.FTS.B, Zero Cpn, 6/21/23 ... 17,811 17,175
4869014.SQ.FTS.B, Zero Cpn, 6/21/23 ... 798 730
4869082.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,036 3,793
4869107.SQ.FTS.B, Zero Cpn, 6/21/23 ... 643 623
4869171.SQ.FTS.B, Zero Cpn, 6/21/23 ... 2,535 1,219
4869198.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,193 4,069
4869249.SQ.FTS.B, Zero Cpn, 6/21/23 ... 5,732 5,547
4869313.SQ.FTS.B, Zero Cpn, 6/21/23 ... 2,735 2,625
4869332.SQ.FTS.B, Zero Cpn, 6/21/23 ... 5,581 5,312
4869477.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,102 3,845
4869512.SQ.FTS.B, Zero Cpn, 6/21/23 ... 14,830 13,655
4869658.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,796 4,615
4869771.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,650 4,479
4869815.SQ.FTS.B, Zero Cpn, 6/21/23 ... 7,761 5,424
4869839.SQ.FTS.B, Zero Cpn, 6/21/23 ... 350 336
4869860.SQ.FTS.B, Zero Cpn, 6/21/23 ... 3,295 3,218
4871719.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,974 3,782
4871723.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,150 3,015
4871747.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,880 5,599
4871763.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,858 1,532
4871773.SQ.FTS.B, Zero Cpn, 6/22/23 ... 12,219 11,084
4871779.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,551 1,498
4871810.SQ.FTS.B, Zero Cpn, 6/22/23 ... 7,014 6,133
4871837.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,055 1,455
4871853.SQ.FTS.B, Zero Cpn, 6/22/23 ... 22,400 17,023
4871859.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,418 3,302
4871878.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,919 2,831
4871894.SQ.FTS.B, Zero Cpn, 6/22/23 ... 21,467 18,443
4871917.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,323 3,191
4871931.SQ.FTS.B, Zero Cpn, 6/22/23 ... 711 663
4871993.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,825 5,583
4872013.SQ.FTS.B, Zero Cpn, 6/22/23 ... 766 737
4872014.SQ.FTS.B, Zero Cpn, 6/22/23 ... 30,946 29,921
4872022.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,109 1,796
4872027.SQ.FTS.B, Zero Cpn, 6/22/23 ... 11,503 8,173
4872072.SQ.FTS.B, Zero Cpn, 6/22/23 ... 4,515 3,335
4872091.SQ.FTS.B, Zero Cpn, 6/22/23 ... 38,309 36,434
4872284.SQ.FTS.B, Zero Cpn, 6/22/23 ... 7,642 7,300
4872387.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,045 2,928
4872398.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,425 1,385
4872421.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,432 3,331
4872437.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,760 1,447
4872442.SQ.FTS.B, Zero Cpn, 6/22/23 ... 715 618
4872443.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,222 2,134
4872445.SQ.FTS.B, Zero Cpn, 6/22/23 ... 4,150 3,986
4872459.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,929 1,832
4872496.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,556 5,362
4872499.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,572 2,488
4872518.SQ.FTS.B, Zero Cpn, 6/22/23 ... 482 425
4872520.SQ.FTS.B, Zero Cpn, 6/22/23 ... 706 682
4872526.SQ.FTS.B, Zero Cpn, 6/22/23 ... 4,365 4,187
4872570.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,279 3,148
4872619.SQ.FTS.B, Zero Cpn, 6/22/23 ... 341 313
Description
Principal
Amount Value
Block, Inc. (continued)
4872628.SQ.FTS.B, Zero Cpn, 6/22/23 ... $ 1,570 $ 1,507
4872649.SQ.FTS.B, Zero Cpn, 6/22/23 ... 6,926 6,680
4872656.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,503 3,320
4872666.SQ.FTS.B, Zero Cpn, 6/22/23 ... 4,218 4,068
4872693.SQ.FTS.B, Zero Cpn, 6/22/23 ... 9,165 6,395
4872699.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,213 2,128
4872739.SQ.FTS.B, Zero Cpn, 6/22/23 ... 8,208 7,667
4872752.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,007 1,904
4872788.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,306 2,196
4872802.SQ.FTS.B, Zero Cpn, 6/22/23 ... 18,668 17,745
4872825.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,836 3,609
4872880.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,280 2,215
4872914.SQ.FTS.B, Zero Cpn, 6/22/23 ... 8,537 8,241
4872983.SQ.FTS.B, Zero Cpn, 6/22/23 ... 8,982 5,026
4873140.SQ.FTS.B, Zero Cpn, 6/22/23 ... 8,531 8,147
4873161.SQ.FTS.B, Zero Cpn, 6/22/23 ... 15,138 14,550
4873251.SQ.FTS.B, Zero Cpn, 6/22/23 ... 4,067 3,932
4873297.SQ.FTS.B, Zero Cpn, 6/22/23 ... 740 532
4873313.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,379 2,002
4873343.SQ.FTS.B, Zero Cpn, 6/22/23 ... 8,237 7,916
4873371.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,683 1,634
4873391.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,575 3,353
4873405.SQ.FTS.B, Zero Cpn, 6/22/23 ... 23,063 22,406
4873433.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,994 1,933
4873459.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,794 2,584
4873489.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,534 2,431
4873508.SQ.FTS.B, Zero Cpn, 6/22/23 ... 9,014 8,655
4873558.SQ.FTS.B, Zero Cpn, 6/22/23 ... 9,053 8,863
4873601.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,590 3,170
4873664.SQ.FTS.B, Zero Cpn, 6/22/23 ... 29,821 28,290
4873742.SQ.FTS.B, Zero Cpn, 6/22/23 ... 8,243 7,626
4873819.SQ.FTS.B, Zero Cpn, 6/22/23 ... 462 449
4873829.SQ.FTS.B, Zero Cpn, 6/22/23 ... 7,014 6,781
4873916.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,867 5,587
4873921.SQ.FTS.B, Zero Cpn, 6/22/23 ... 19,800 18,950
4873955.SQ.FTS.B, Zero Cpn, 6/22/23 ... 10,762 10,268
4874102.SQ.FTS.B, Zero Cpn, 6/22/23 ... 7,512 7,200
4874121.SQ.FTS.B, Zero Cpn, 6/22/23 ... 11,176 10,736
4874157.SQ.FTS.B, Zero Cpn, 6/23/23 ... 3,873 3,729
4874188.SQ.FTS.B, Zero Cpn, 6/23/23 ... 2,976 2,864
4874217.SQ.FTS.B, Zero Cpn, 6/23/23 ... 4,472 4,297
4874257.SQ.FTS.B, Zero Cpn, 6/23/23 ... 7,813 7,289
4874324.SQ.FTS.B, Zero Cpn, 6/23/23 ... 27,519 25,766
4874535.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,393 954
4874544.SQ.FTS.B, Zero Cpn, 6/23/23 ... 2,485 2,291
4874557.SQ.FTS.B, Zero Cpn, 6/23/23 ... 4,442 4,292
4874609.SQ.FTS.B, Zero Cpn, 6/23/23 ... 13,634 11,130
4874736.SQ.FTS.B, Zero Cpn, 6/23/23 ... 889 851
4874750.SQ.FTS.B, Zero Cpn, 6/23/23 ... 563 485
4874751.SQ.FTS.B, Zero Cpn, 6/23/23 ... 2,012 1,956
4874776.SQ.FTS.B, Zero Cpn, 6/23/23 ... 6,330 6,106
4874845.SQ.FTS.B, Zero Cpn, 6/23/23 ... 5,829 5,449
4874894.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,176 1,146
4874912.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,046 1,024
4874928.SQ.FTS.B, Zero Cpn, 6/23/23 ... 4,581 4,229
4874998.SQ.FTS.B, Zero Cpn, 6/23/23 ... 3,946 3,690
4875041.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,299 1,238
4875046.SQ.FTS.B, Zero Cpn, 6/23/23 ... 12,258 11,792

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4875174.SQ.FTS.B, Zero Cpn, 6/23/23 ... $ 6,555 $ 5,957
4875239.SQ.FTS.B, Zero Cpn, 6/23/23 ... 473 461
4875253.SQ.FTS.B, Zero Cpn, 6/23/23 ... 10,794 10,467
4875372.SQ.FTS.B, Zero Cpn, 6/23/23 ... 16,778 15,706
4875554.SQ.FTS.B, Zero Cpn, 6/23/23 ... 3,915 3,764
4875613.SQ.FTS.B, Zero Cpn, 6/23/23 ... 4,607 4,441
4875644.SQ.FTS.B, Zero Cpn, 6/23/23 ... 4,968 4,786
4875681.SQ.FTS.B, Zero Cpn, 6/23/23 ... 29,410 27,658
4875940.SQ.FTS.B, Zero Cpn, 6/23/23 ... 15,020 14,361
4876174.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,667 1,567
4876210.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,071 1,005
4876226.SQ.FTS.B, Zero Cpn, 6/23/23 ... 13,793 12,912
4876299.SQ.FTS.B, Zero Cpn, 6/23/23 ... 5,257 5,055
4876352.SQ.FTS.B, Zero Cpn, 6/23/23 ... 4,012 3,862
4876397.SQ.FTS.B, Zero Cpn, 6/23/23 ... 4,247 4,059
4876445.SQ.FTS.B, Zero Cpn, 6/23/23 ... 2,669 2,485
4876467.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,850 1,668
4876489.SQ.FTS.B, Zero Cpn, 6/24/23 ... 21,620 20,162
4876493.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,466 1,293
4876510.SQ.FTS.B, Zero Cpn, 6/24/23 ... 8,736 8,531
4876536.SQ.FTS.B, Zero Cpn, 6/24/23 ... 6,314 5,308
4876553.SQ.FTS.B, Zero Cpn, 6/24/23 ... 40,440 38,917
4876632.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,542 2,471
4876643.SQ.FTS.B, Zero Cpn, 6/24/23 ... 3,609 3,486
4876658.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,538 2,421
4876659.SQ.FTS.B, Zero Cpn, 6/24/23 ... 3,147 2,932
4876663.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,097 2,023
4876670.SQ.FTS.B, Zero Cpn, 6/24/23 ... 8,972 8,112
4876696.SQ.FTS.B, Zero Cpn, 6/24/23 ... 3,845 3,715
4876740.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,942 1,866
4876741.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,405 1,290
4876745.SQ.FTS.B, Zero Cpn, 6/24/23 ... 5,193 4,990
4876759.SQ.FTS.B, Zero Cpn, 6/24/23 ... 7,325 7,046
4876775.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,139 1,110
4876778.SQ.FTS.B, Zero Cpn, 6/24/23 ... 3,365 2,663
4876785.SQ.FTS.B, Zero Cpn, 6/24/23 ... 8,563 8,302
4876806.SQ.FTS.B, Zero Cpn, 6/24/23 ... 10,373 10,017
4876809.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,499 2,414
4876815.SQ.FTS.B, Zero Cpn, 6/24/23 ... 6,741 6,426
4876827.SQ.FTS.B, Zero Cpn, 6/24/23 ... 15,803 9,301
4876846.SQ.FTS.B, Zero Cpn, 6/24/23 ... 20,865 20,066
4876890.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,296 2,149
4876892.SQ.FTS.B, Zero Cpn, 6/24/23 ... 542 491
4876898.SQ.FTS.B, Zero Cpn, 6/24/23 ... 3,621 3,507
4876908.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,886 2,821
4876923.SQ.FTS.B, Zero Cpn, 6/24/23 ... 310 295
4876924.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,710 2,626
4876933.SQ.FTS.B, Zero Cpn, 6/24/23 ... 22,945 19,607
4876955.SQ.FTS.B, Zero Cpn, 6/24/23 ... 634 602
4876961.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,304 2,241
4876972.SQ.FTS.B, Zero Cpn, 6/24/23 ... 294 286
4876974.SQ.FTS.B, Zero Cpn, 6/24/23 ... 4,224 4,054
4876986.SQ.FTS.B, Zero Cpn, 6/24/23 ... 8,849 8,536
4876988.SQ.FTS.B, Zero Cpn, 6/24/23 ... 14,788 14,324
4877001.SQ.FTS.B, Zero Cpn, 6/24/23 ... 6,820 5,824
4877017.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,837 762
4877022.SQ.FTS.B, Zero Cpn, 6/24/23 ... 6,713 6,529
4877040.SQ.FTS.B, Zero Cpn, 6/24/23 ... 6,804 6,613
Description
Principal
Amount Value
Block, Inc. (continued)
4877053.SQ.FTS.B, Zero Cpn, 6/24/23 ... $ 1,503 $ 1,448
4877057.SQ.FTS.B, Zero Cpn, 6/24/23 ... 788 739
4877059.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,072 913
4877062.SQ.FTS.B, Zero Cpn, 6/24/23 ... 3,361 3,253
4877067.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,174 580
4877069.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,695 2,586
4877077.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,977 2,883
4877092.SQ.FTS.B, Zero Cpn, 6/24/23 ... 784 752
4877095.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,472 2,398
4877107.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,678 2,603
4877115.SQ.FTS.B, Zero Cpn, 6/24/23 ... 759 739
4877121.SQ.FTS.B, Zero Cpn, 6/24/23 ... 4,130 3,980
4877135.SQ.FTS.B, Zero Cpn, 6/24/23 ... 4,083 3,967
4877136.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,844 1,767
4877143.SQ.FTS.B, Zero Cpn, 6/24/23 ... 982 961
4877152.SQ.FTS.B, Zero Cpn, 6/24/23 ... 4,032 3,628
4877159.SQ.FTS.B, Zero Cpn, 6/24/23 ... 934 902
4877160.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,561 737
4877161.SQ.FTS.B, Zero Cpn, 6/24/23 ... 2,729 2,503
4877168.SQ.FTS.B, Zero Cpn, 6/24/23 ... 12,433 11,988
4877172.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,427 1,388
4877197.SQ.FTS.B, Zero Cpn, 6/25/23 ... 12,010 11,215
4877212.SQ.FTS.B, Zero Cpn, 6/25/23 ... 4,136 3,964
4877229.SQ.FTS.B, Zero Cpn, 6/25/23 ... 3,896 3,750
4877237.SQ.FTS.B, Zero Cpn, 6/25/23 ... 8,164 7,081
4877248.SQ.FTS.B, Zero Cpn, 6/25/23 ... 964 686
4877253.SQ.FTS.B, Zero Cpn, 6/25/23 ... 2,717 2,611
4877254.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,572 1,512
4877259.SQ.FTS.B, Zero Cpn, 6/25/23 ... 3,467 3,343
4877265.SQ.FTS.B, Zero Cpn, 6/25/23 ... 767 740
4877266.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,087 902
4877269.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,474 1,421
4877276.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,384 1,335
4877279.SQ.FTS.B, Zero Cpn, 6/25/23 ... 5,075 4,883
4877290.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,458 1,422
4877291.SQ.FTS.B, Zero Cpn, 6/25/23 ... 14,637 13,196
4877304.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,837 1,731
4877313.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,314 1,245
4877316.SQ.FTS.B, Zero Cpn, 6/25/23 ... 5,498 4,573
4877323.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,405 1,360
4877336.SQ.FTS.B, Zero Cpn, 6/25/23 ... 3,002 2,903
4877343.SQ.FTS.B, Zero Cpn, 6/25/23 ... 338 328
4877345.SQ.FTS.B, Zero Cpn, 6/25/23 ... 6,229 5,980
4877350.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,110 1,053
4877362.SQ.FTS.B, Zero Cpn, 6/25/23 ... 4,667 4,513
4877366.SQ.FTS.B, Zero Cpn, 6/25/23 ... 8,856 8,652
4877375.SQ.FTS.B, Zero Cpn, 6/25/23 ... 4,658 4,443
4877391.SQ.FTS.B, Zero Cpn, 6/25/23 ... 406 398
4877394.SQ.FTS.B, Zero Cpn, 6/25/23 ... 15,841 14,815
4877443.SQ.FTS.B, Zero Cpn, 6/25/23 ... 12,580 12,053
4877467.SQ.FTS.B, Zero Cpn, 6/25/23 ... 3,148 3,026
4877479.SQ.FTS.B, Zero Cpn, 6/25/23 ... 3,993 3,836
4877494.SQ.FTS.B, Zero Cpn, 6/25/23 ... 9,820 9,316
4877530.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,561 1,388
4877534.SQ.FTS.B, Zero Cpn, 6/25/23 ... 4,338 3,573
4877563.SQ.FTS.B, Zero Cpn, 6/25/23 ... 16,078 15,502
4877571.SQ.FTS.B, Zero Cpn, 6/25/23 ... 406 392
4877577.SQ.FTS.B, Zero Cpn, 6/25/23 ... 3,616 3,494

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4877586.SQ.FTS.B, Zero Cpn, 6/25/23 ... $ 14,686 $ 13,905
4877623.SQ.FTS.B, Zero Cpn, 6/26/23 ... 1,932 1,865
4877627.SQ.FTS.B, Zero Cpn, 6/26/23 ... 4,030 3,867
4877630.SQ.FTS.B, Zero Cpn, 6/26/23 ... 4,837 4,534
4877643.SQ.FTS.B, Zero Cpn, 6/26/23 ... 25,949 24,972
4877698.SQ.FTS.B, Zero Cpn, 6/26/23 ... 16,283 14,591
4877712.SQ.FTS.B, Zero Cpn, 6/26/23 ... 3,958 3,821
4877730.SQ.FTS.B, Zero Cpn, 6/26/23 ... 3,574 3,446
4877739.SQ.FTS.B, Zero Cpn, 6/26/23 ... 1,233 1,197
4877744.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,361 2,274
4877750.SQ.FTS.B, Zero Cpn, 6/26/23 ... 300 294
4877752.SQ.FTS.B, Zero Cpn, 6/26/23 ... 14,423 13,845
4877756.SQ.FTS.B, Zero Cpn, 6/26/23 ... 6,746 6,482
4877781.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,366 2,285
4877801.SQ.FTS.B, Zero Cpn, 6/26/23 ... 5,728 5,531
4877814.SQ.FTS.B, Zero Cpn, 6/26/23 ... 1,475 1,429
4877818.SQ.FTS.B, Zero Cpn, 6/26/23 ... 6,046 5,890
4877840.SQ.FTS.B, Zero Cpn, 6/26/23 ... 5,640 3,656
4877855.SQ.FTS.B, Zero Cpn, 6/26/23 ... 7,174 6,874
4877879.SQ.FTS.B, Zero Cpn, 6/26/23 ... 360 353
4877880.SQ.FTS.B, Zero Cpn, 6/26/23 ... 1,056 1,026
4877883.SQ.FTS.B, Zero Cpn, 6/26/23 ... 4,600 4,454
4877891.SQ.FTS.B, Zero Cpn, 6/26/23 ... 5,783 5,571
4877895.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,996 2,872
4877899.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,809 2,726
4877908.SQ.FTS.B, Zero Cpn, 6/26/23 ... 623 609
4877910.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,369 2,292
4877917.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,510 2,268
4877920.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,357 2,269
4877932.SQ.FTS.B, Zero Cpn, 6/26/23 ... 1,327 1,299
4877941.SQ.FTS.B, Zero Cpn, 6/26/23 ... 510 496
4877943.SQ.FTS.B, Zero Cpn, 6/26/23 ... 5,501 4,857
4877946.SQ.FTS.B, Zero Cpn, 6/26/23 ... 4,132 3,424
4877958.SQ.FTS.B, Zero Cpn, 6/26/23 ... 8,242 7,858
4877973.SQ.FTS.B, Zero Cpn, 6/26/23 ... 3,818 3,698
4877974.SQ.FTS.B, Zero Cpn, 6/26/23 ... 3,237 3,138
4878000.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,465 4,092
4878060.SQ.FTS.B, Zero Cpn, 6/27/23 ... 22,983 22,200
4878103.SQ.FTS.B, Zero Cpn, 6/27/23 ... 796 641
4878145.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,813 4,494
4878271.SQ.FTS.B, Zero Cpn, 6/27/23 ... 7,832 7,390
4878318.SQ.FTS.B, Zero Cpn, 6/27/23 ... 9,447 9,147
4878352.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,935 4,794
4878421.SQ.FTS.B, Zero Cpn, 6/27/23 ... 13,265 12,820
4878504.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,551 3,315
4878517.SQ.FTS.B, Zero Cpn, 6/27/23 ... 17,914 17,103
4878612.SQ.FTS.B, Zero Cpn, 6/27/23 ... 5,017 4,830
4878624.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,788 3,643
4878647.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,743 2,654
4878684.SQ.FTS.B, Zero Cpn, 6/27/23 ... 613 593
4878700.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,553 4,390
4878711.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,278 2,214
4878717.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,442 3,242
4878727.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,939 2,758
4878739.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,538 3,443
4878752.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,811 4,789
4878763.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,008 2,922
4878778.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,205 3,073
Description
Principal
Amount Value
Block, Inc. (continued)
4878787.SQ.FTS.B, Zero Cpn, 6/27/23 ... $ 4,067 $ 2,816
4878806.SQ.FTS.B, Zero Cpn, 6/27/23 ... 9,183 8,908
4878823.SQ.FTS.B, Zero Cpn, 6/27/23 ... 997 955
4878841.SQ.FTS.B, Zero Cpn, 6/27/23 ... 10,434 10,214
4878858.SQ.FTS.B, Zero Cpn, 6/27/23 ... 626 599
4878864.SQ.FTS.B, Zero Cpn, 6/27/23 ... 10,535 10,176
4878897.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,397 2,313
4878912.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,691 1,622
4878927.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,403 1,344
4878934.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,846 1,750
4878949.SQ.FTS.B, Zero Cpn, 6/27/23 ... 957 918
4878962.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,327 1,904
4878974.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,673 2,587
4878996.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,534 1,500
4879004.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,651 3,545
4879027.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,910 1,832
4879034.SQ.FTS.B, Zero Cpn, 6/27/23 ... 22,050 21,305
4879099.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,914 2,833
4879121.SQ.FTS.B, Zero Cpn, 6/27/23 ... 690 658
4879124.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,987 5,521
4879136.SQ.FTS.B, Zero Cpn, 6/27/23 ... 51,790 49,283
4879195.SQ.FTS.B, Zero Cpn, 6/27/23 ... 7,887 7,714
4879257.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,188 2,044
4879259.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,221 2,148
4879260.SQ.FTS.B, Zero Cpn, 6/27/23 ... 11,932 8,103
4879279.SQ.FTS.B, Zero Cpn, 6/27/23 ... 16,681 15,614
4879328.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,542 2,373
4879332.SQ.FTS.B, Zero Cpn, 6/27/23 ... 18,453 16,702
4879349.SQ.FTS.B, Zero Cpn, 6/27/23 ... 7,103 6,845
4879371.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,688 1,454
4879372.SQ.FTS.B, Zero Cpn, 6/27/23 ... 20,677 19,906
4879455.SQ.FTS.B, Zero Cpn, 6/27/23 ... 51,156 37,171
4879524.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,047 2,951
4879558.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,803 2,695
4879560.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,608 1,539
4879562.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,229 2,432
4879573.SQ.FTS.B, Zero Cpn, 6/27/23 ... 404 394
4879583.SQ.FTS.B, Zero Cpn, 6/27/23 ... 16,325 15,573
4879586.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,042 998
4879607.SQ.FTS.B, Zero Cpn, 6/27/23 ... 15,483 14,283
4879620.SQ.FTS.B, Zero Cpn, 6/27/23 ... 5,453 5,236
4879645.SQ.FTS.B, Zero Cpn, 6/27/23 ... 20,468 19,759
4879681.SQ.FTS.B, Zero Cpn, 6/27/23 ... 844 819
4879687.SQ.FTS.B, Zero Cpn, 6/27/23 ... 5,571 5,263
4879701.SQ.FTS.B, Zero Cpn, 6/27/23 ... 414 405
4879720.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,738 2,637
4879728.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,694 2,273
4879747.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,474 1,437
4879751.SQ.FTS.B, Zero Cpn, 6/27/23 ... 9,028 8,740
4879757.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,817 4,613
4879784.SQ.FTS.B, Zero Cpn, 6/27/23 ... 806 785
4879797.SQ.FTS.B, Zero Cpn, 6/27/23 ... 14,829 14,155
4879828.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,011 2,167
4879835.SQ.FTS.B, Zero Cpn, 6/27/23 ... 42,634 41,257
4879853.SQ.FTS.B, Zero Cpn, 6/27/23 ... 8,144 7,880
4879944.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,416 2,128
4879965.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,628 2,384
4880007.SQ.FTS.B, Zero Cpn, 6/27/23 ... 385 378

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4880017.SQ.FTS.B, Zero Cpn, 6/27/23 ... $ 431 $ 418
4880020.SQ.FTS.B, Zero Cpn, 6/27/23 ... 9,914 9,661
4880025.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,083 2,031
4880063.SQ.FTS.B, Zero Cpn, 6/27/23 ... 5,604 4,159
4880065.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,540 2,341
4880067.SQ.FTS.B, Zero Cpn, 6/27/23 ... 46,366 44,680
4880088.SQ.FTS.B, Zero Cpn, 6/27/23 ... 5,582 5,420
4880134.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,539 4,345
4880161.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,793 3,521
4880171.SQ.FTS.B, Zero Cpn, 6/27/23 ... 10,654 10,045
4880176.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,648 1,616
4880186.SQ.FTS.B, Zero Cpn, 6/27/23 ... 10,316 9,771
4880200.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,780 3,634
4880212.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,452 6,176
4880228.SQ.FTS.B, Zero Cpn, 6/27/23 ... 19,034 17,175
4880231.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,289 5,683
4880260.SQ.FTS.B, Zero Cpn, 6/27/23 ... 608 558
4880263.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,444 6,220
4880271.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,587 3,760
4880273.SQ.FTS.B, Zero Cpn, 6/27/23 ... 35,724 27,284
4880279.SQ.FTS.B, Zero Cpn, 6/27/23 ... 16,482 11,794
4880336.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,671 3,430
4880347.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,061 2,019
4880374.SQ.FTS.B, Zero Cpn, 6/28/23 ... 20,797 19,537
4880509.SQ.FTS.B, Zero Cpn, 6/28/23 ... 5,837 5,549
4880542.SQ.FTS.B, Zero Cpn, 6/28/23 ... 831 792
4880560.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,486 2,370
4880583.SQ.FTS.B, Zero Cpn, 6/28/23 ... 905 886
4880603.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,552 2,393
4880642.SQ.FTS.B, Zero Cpn, 6/28/23 ... 6,499 6,119
4880760.SQ.FTS.B, Zero Cpn, 6/28/23 ... 172 169
4880766.SQ.FTS.B, Zero Cpn, 6/28/23 ... 7,573 7,018
4880840.SQ.FTS.B, Zero Cpn, 6/28/23 ... 4,928 4,553
4880881.SQ.FTS.B, Zero Cpn, 6/28/23 ... 274 247
4880887.SQ.FTS.B, Zero Cpn, 6/28/23 ... 662 642
4880946.SQ.FTS.B, Zero Cpn, 6/28/23 ... 30,642 29,742
4881216.SQ.FTS.B, Zero Cpn, 6/28/23 ... 940 893
4881236.SQ.FTS.B, Zero Cpn, 6/28/23 ... 425 369
4881245.SQ.FTS.B, Zero Cpn, 6/28/23 ... 3,002 2,925
4881269.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,592 1,528
4881273.SQ.FTS.B, Zero Cpn, 6/28/23 ... 6,167 5,993
4881332.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,341 2,080
4881352.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,118 2,034
4881387.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,183 2,040
4881407.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,446 2,364
4881418.SQ.FTS.B, Zero Cpn, 6/28/23 ... 65,064 60,427
4881591.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,941 1,753
4881593.SQ.FTS.B, Zero Cpn, 6/28/23 ... 18,494 17,755
4881594.SQ.FTS.B, Zero Cpn, 6/28/23 ... 9,619 9,270
4881595.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,633 2,530
4881624.SQ.FTS.B, Zero Cpn, 6/28/23 ... 6,107 5,870
4881625.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,362 758
4881632.SQ.FTS.B, Zero Cpn, 6/28/23 ... 5,202 2,274
4881635.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,746 2,640
4881636.SQ.FTS.B, Zero Cpn, 6/28/23 ... 169 166
4881640.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,773 1,693
4881642.SQ.FTS.B, Zero Cpn, 6/28/23 ... 69 68
4881643.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,515 2,452
Description
Principal
Amount Value
Block, Inc. (continued)
4881645.SQ.FTS.B, Zero Cpn, 6/28/23 ... $ 409 $ 399
4881651.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,637 2,536
4881659.SQ.FTS.B, Zero Cpn, 6/28/23 ... 20,644 19,816
4881661.SQ.FTS.B, Zero Cpn, 6/28/23 ... 7,169 6,645
4881662.SQ.FTS.B, Zero Cpn, 6/28/23 ... 17,159 16,593
4881853.SQ.FTS.B, Zero Cpn, 6/28/23 ... 5,304 5,078
4881866.SQ.FTS.B, Zero Cpn, 6/28/23 ... 25,043 23,035
4881933.SQ.FTS.B, Zero Cpn, 6/28/23 ... 809 760
4881955.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,869 2,778
4881967.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,872 1,589
4881982.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,869 1,716
4882005.SQ.FTS.B, Zero Cpn, 6/28/23 ... 3,011 2,913
4882025.SQ.FTS.B, Zero Cpn, 6/28/23 ... 6,321 6,127
4882047.SQ.FTS.B, Zero Cpn, 6/28/23 ... 17,178 16,740
4882127.SQ.FTS.B, Zero Cpn, 6/28/23 ... 35,043 29,920
4882290.SQ.FTS.B, Zero Cpn, 6/28/23 ... 294 285
4882292.SQ.FTS.B, Zero Cpn, 6/28/23 ... 3,713 2,967
4882306.SQ.FTS.B, Zero Cpn, 6/28/23 ... 4,133 3,941
4882320.SQ.FTS.B, Zero Cpn, 6/28/23 ... 39,260 37,860
4882407.SQ.FTS.B, Zero Cpn, 6/28/23 ... 7,315 6,907
4882470.SQ.FTS.B, Zero Cpn, 6/28/23 ... 9,046 8,675
4882526.SQ.FTS.B, Zero Cpn, 6/28/23 ... 3,329 3,208
4882536.SQ.FTS.B, Zero Cpn, 6/28/23 ... 5,366 5,187
4882577.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,636 1,575
4882595.SQ.FTS.B, Zero Cpn, 6/28/23 ... 844 802
4882598.SQ.FTS.B, Zero Cpn, 6/28/23 ... 5,564 5,369
4882615.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,308 1,216
4882617.SQ.FTS.B, Zero Cpn, 6/28/23 ... 484 470
4882630.SQ.FTS.B, Zero Cpn, 6/28/23 ... 9,877 8,888
4882632.SQ.FTS.B, Zero Cpn, 6/28/23 ... 3,749 3,619
4882665.SQ.FTS.B, Zero Cpn, 6/28/23 ... 7,612 6,720
4884629.SQ.FTS.B, Zero Cpn, 6/29/23 ... 3,143 3,035
4884654.SQ.FTS.B, Zero Cpn, 6/29/23 ... 33,754 32,555
4884881.SQ.FTS.B, Zero Cpn, 6/29/23 ... 2,171 2,081
4884930.SQ.FTS.B, Zero Cpn, 6/29/23 ... 5,586 4,576
4884971.SQ.FTS.B, Zero Cpn, 6/29/23 ... 5,442 5,257
4885014.SQ.FTS.B, Zero Cpn, 6/29/23 ... 9,231 8,888
4885067.SQ.FTS.B, Zero Cpn, 6/29/23 ... 43,150 41,511
4885480.SQ.FTS.B, Zero Cpn, 6/29/23 ... 2,915 2,821
4885527.SQ.FTS.B, Zero Cpn, 6/29/23 ... 10,550 10,111
4885661.SQ.FTS.B, Zero Cpn, 6/29/23 ... 45,766 40,763
4885876.SQ.FTS.B, Zero Cpn, 6/29/23 ... 511 453
4886134.SQ.FTS.B, Zero Cpn, 6/29/23 ... 7,725 7,498
4886221.SQ.FTS.B, Zero Cpn, 6/29/23 ... 3,401 3,270
4886247.SQ.FTS.B, Zero Cpn, 6/29/23 ... 968 905
4886253.SQ.FTS.B, Zero Cpn, 6/29/23 ... 3,941 3,817
4886289.SQ.FTS.B, Zero Cpn, 6/29/23 ... 255 249
4886304.SQ.FTS.B, Zero Cpn, 6/29/23 ... 14,049 12,695
4886432.SQ.FTS.B, Zero Cpn, 6/29/23 ... 661 618
4886439.SQ.FTS.B, Zero Cpn, 6/29/23 ... 1,730 1,675
4886544.SQ.FTS.B, Zero Cpn, 6/30/23 ... 42,761 40,057
4886887.SQ.FTS.B, Zero Cpn, 6/30/23 ... 549 533
4886903.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,380 1,143
4886912.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,287 1,443
4886937.SQ.FTS.B, Zero Cpn, 6/30/23 ... 1,103 1,026
4886949.SQ.FTS.B, Zero Cpn, 6/30/23 ... 4,755 4,587
4887034.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,363 2,300
4887115.SQ.FTS.B, Zero Cpn, 6/30/23 ... 3,876 3,672

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4887186.SQ.FTS.B, Zero Cpn, 6/30/23 ... $ 1,392 $ 1,334
4887201.SQ.FTS.B, Zero Cpn, 6/30/23 ... 1,793 1,735
4887212.SQ.FTS.B, Zero Cpn, 6/30/23 ... 13,071 11,174
4887297.SQ.FTS.B, Zero Cpn, 6/30/23 ... 30,622 28,902
4887522.SQ.FTS.B, Zero Cpn, 6/30/23 ... 7,783 7,519
4887591.SQ.FTS.B, Zero Cpn, 6/30/23 ... 26,267 25,490
4888067.SQ.FTS.B, Zero Cpn, 6/30/23 ... 1,973 1,846
4888101.SQ.FTS.B, Zero Cpn, 6/30/23 ... 4,925 4,745
4888177.SQ.FTS.B, Zero Cpn, 6/30/23 ... 1,440 1,085
4888184.SQ.FTS.B, Zero Cpn, 6/30/23 ... 4,542 4,231
4888323.SQ.FTS.B, Zero Cpn, 6/30/23 ... 1,405 1,364
4888343.SQ.FTS.B, Zero Cpn, 6/30/23 ... 8,243 7,979
4888426.SQ.FTS.B, Zero Cpn, 6/30/23 ... 275 270
4888441.SQ.FTS.B, Zero Cpn, 6/30/23 ... 19,144 18,682
4888694.SQ.FTS.B, Zero Cpn, 6/30/23 ... 10,927 9,312
4888778.SQ.FTS.B, Zero Cpn, 6/30/23 ... 8,426 8,142
4888956.SQ.FTS.B, Zero Cpn, 6/30/23 ... 10,158 9,746
4889015.SQ.FTS.B, Zero Cpn, 6/30/23 ... 5,861 5,630
4889049.SQ.FTS.B, Zero Cpn, 6/30/23 ... 11,634 11,125
4889117.SQ.FTS.B, Zero Cpn, 6/30/23 ... 14,136 13,583
4889188.SQ.FTS.B, Zero Cpn, 6/30/23 ... 279 273
4889195.SQ.FTS.B, Zero Cpn, 6/30/23 ... 8,283 7,756
4889268.SQ.FTS.B, Zero Cpn, 6/30/23 ... 981 430
4889279.SQ.FTS.B, Zero Cpn, 6/30/23 ... 12,211 10,443
4889327.SQ.FTS.B, Zero Cpn, 6/30/23 ... 4,064 3,686
4889354.SQ.FTS.B, Zero Cpn, 6/30/23 ... 8,930 8,536
4889414.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,197 1,951
4889435.SQ.FTS.B, Zero Cpn, 6/30/23 ... 6,635 6,131
4889466.SQ.FTS.B, Zero Cpn, 7/01/23 ... 1,988 1,921
4889477.SQ.FTS.B, Zero Cpn, 7/01/23 ... 9,704 9,055
4889535.SQ.FTS.B, Zero Cpn, 7/01/23 ... 1,299 1,264
4889545.SQ.FTS.B, Zero Cpn, 7/01/23 ... 3,530 3,099
4889557.SQ.FTS.B, Zero Cpn, 7/01/23 ... 796 775
4889560.SQ.FTS.B, Zero Cpn, 7/01/23 ... 3,528 3,362
4889574.SQ.FTS.B, Zero Cpn, 7/01/23 ... 3,975 3,307
4889596.SQ.FTS.B, Zero Cpn, 7/01/23 ... 2,350 2,251
4889615.SQ.FTS.B, Zero Cpn, 7/01/23 ... 722 694
4889623.SQ.FTS.B, Zero Cpn, 7/01/23 ... 17,084 15,056
4889733.SQ.FTS.B, Zero Cpn, 7/01/23 ... 926 877
4889740.SQ.FTS.B, Zero Cpn, 7/01/23 ... 1,037 998
4889755.SQ.FTS.B, Zero Cpn, 7/01/23 ... 906 877
4889768.SQ.FTS.B, Zero Cpn, 7/01/23 ... 1,399 831
4889776.SQ.FTS.B, Zero Cpn, 7/01/23 ... 6,735 6,408
4889830.SQ.FTS.B, Zero Cpn, 7/01/23 ... 4,427 4,202
4889873.SQ.FTS.B, Zero Cpn, 7/01/23 ... 3,942 3,843
4889906.SQ.FTS.B, Zero Cpn, 7/02/23 ... 3,438 3,323
4889931.SQ.FTS.B, Zero Cpn, 7/02/23 ... 1,683 1,627
4889956.SQ.FTS.B, Zero Cpn, 7/02/23 ... 4,749 4,307
4889983.SQ.FTS.B, Zero Cpn, 7/02/23 ... 20,000 19,211
4890126.SQ.FTS.B, Zero Cpn, 7/02/23 ... 1,998 1,914
4890139.SQ.FTS.B, Zero Cpn, 7/02/23 ... 5,692 5,371
4890163.SQ.FTS.B, Zero Cpn, 7/02/23 ... 870 852
4890172.SQ.FTS.B, Zero Cpn, 7/02/23 ... 26,242 25,330
4890365.SQ.FTS.B, Zero Cpn, 7/03/23 ... 2,645 2,554
4890426.SQ.FTS.B, Zero Cpn, 7/03/23 ... 2,605 2,520
4890462.SQ.FTS.B, Zero Cpn, 7/03/23 ... 1,193 1,157
4890474.SQ.FTS.B, Zero Cpn, 7/03/23 ... 7,986 7,685
4890653.SQ.FTS.B, Zero Cpn, 7/03/23 ... 9,973 9,514
Description
Principal
Amount Value
Block, Inc. (continued)
4890816.SQ.FTS.B, Zero Cpn, 7/03/23 ... $ 13,536 $ 13,165
4891034.SQ.FTS.B, Zero Cpn, 7/03/23 ... 4,272 4,136
4891093.SQ.FTS.B, Zero Cpn, 7/03/23 ... 6,195 5,962
4891170.SQ.FTS.B, Zero Cpn, 7/03/23 ... 107 105
4891172.SQ.FTS.B, Zero Cpn, 7/03/23 ... 1,082 985
4891202.SQ.FTS.B, Zero Cpn, 7/03/23 ... 12,064 9,851
4891296.SQ.FTS.B, Zero Cpn, 7/03/23 ... 19,423 18,899
4891712.SQ.FTS.B, Zero Cpn, 7/03/23 ... 7,980 7,527
4891886.SQ.FTS.B, Zero Cpn, 7/03/23 ... 6,666 5,768
4891943.SQ.FTS.B, Zero Cpn, 7/03/23 ... 2,380 2,309
4891988.SQ.FTS.B, Zero Cpn, 7/03/23 ... 18,142 16,923
4892454.SQ.FTS.B, Zero Cpn, 7/04/23 ... 3,700 3,570
4892554.SQ.FTS.B, Zero Cpn, 7/04/23 ... 533 502
4892563.SQ.FTS.B, Zero Cpn, 7/04/23 ... 960 941
4892723.SQ.FTS.B, Zero Cpn, 7/04/23 ... 10,024 9,770
4892990.SQ.FTS.B, Zero Cpn, 7/04/23 ... 4,425 4,245
4893066.SQ.FTS.B, Zero Cpn, 7/04/23 ... 3,265 1,735
4893079.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,309 2,240
4893104.SQ.FTS.B, Zero Cpn, 7/04/23 ... 1,172 1,060
4893123.SQ.FTS.B, Zero Cpn, 7/04/23 ... 3,132 2,750
4893158.SQ.FTS.B, Zero Cpn, 7/04/23 ... 4,424 4,270
4893263.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,590 2,481
4893283.SQ.FTS.B, Zero Cpn, 7/04/23 ... 4,837 4,655
4893338.SQ.FTS.B, Zero Cpn, 7/04/23 ... 6,661 4,455
4893393.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,143 1,979
4893457.SQ.FTS.B, Zero Cpn, 7/04/23 ... 6,565 6,406
4893540.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,022 1,864
4893576.SQ.FTS.B, Zero Cpn, 7/04/23 ... 6,113 5,908
4893657.SQ.FTS.B, Zero Cpn, 7/04/23 ... 837 802
4893671.SQ.FTS.B, Zero Cpn, 7/04/23 ... 7,125 6,675
4893716.SQ.FTS.B, Zero Cpn, 7/04/23 ... 29,676 28,709
4893974.SQ.FTS.B, Zero Cpn, 7/04/23 ... 18,202 17,397
4894101.SQ.FTS.B, Zero Cpn, 7/04/23 ... 19,470 18,011
4894216.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,795 2,698
4894245.SQ.FTS.B, Zero Cpn, 7/04/23 ... 5,369 5,187
4894316.SQ.FTS.B, Zero Cpn, 7/04/23 ... 6,333 6,107
4894375.SQ.FTS.B, Zero Cpn, 7/04/23 ... 5,184 4,925
4894444.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,203 1,806
4894456.SQ.FTS.B, Zero Cpn, 7/04/23 ... 5,891 4,859
4894507.SQ.FTS.B, Zero Cpn, 7/04/23 ... 36,558 32,100
4894618.SQ.FTS.B, Zero Cpn, 7/04/23 ... 1,099 1,068
4894625.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,282 2,227
4894729.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,083 2,028
4894821.SQ.FTS.B, Zero Cpn, 7/04/23 ... 3,215 2,120
4894841.SQ.FTS.B, Zero Cpn, 7/04/23 ... 5,087 4,936
4894867.SQ.FTS.B, Zero Cpn, 7/04/23 ... 346 330
4894869.SQ.FTS.B, Zero Cpn, 7/04/23 ... 11,472 10,897
4894946.SQ.FTS.B, Zero Cpn, 7/05/23 ... 4,643 4,380
4895058.SQ.FTS.B, Zero Cpn, 7/05/23 ... 3,710 3,476
4895069.SQ.FTS.B, Zero Cpn, 7/05/23 ... 1,453 1,423
4895085.SQ.FTS.B, Zero Cpn, 7/05/23 ... 3,732 3,461
4895122.SQ.FTS.B, Zero Cpn, 7/05/23 ... 1,392 1,331
4895125.SQ.FTS.B, Zero Cpn, 7/05/23 ... 10,323 8,523
4895205.SQ.FTS.B, Zero Cpn, 7/05/23 ... 1,107 897
4895222.SQ.FTS.B, Zero Cpn, 7/05/23 ... 1,617 1,168
4895229.SQ.FTS.B, Zero Cpn, 7/05/23 ... 3,665 3,562
4895299.SQ.FTS.B, Zero Cpn, 7/05/23 ... 2,632 2,569
4895359.SQ.FTS.B, Zero Cpn, 7/05/23 ... 9,829 9,332

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4895457.SQ.FTS.B, Zero Cpn, 7/05/23 ... $ 2,732 $ 2,632
4895492.SQ.FTS.B, Zero Cpn, 7/05/23 ... 1,249 710
4895514.SQ.FTS.B, Zero Cpn, 7/05/23 ... 4,097 3,866
4895760.SQ.FTS.B, Zero Cpn, 7/05/23 ... 8,220 7,937
4895861.SQ.FTS.B, Zero Cpn, 7/05/23 ... 45,001 43,058
4896251.SQ.FTS.B, Zero Cpn, 7/05/23 ... 2,440 2,389
4896337.SQ.FTS.B, Zero Cpn, 7/05/23 ... 18,234 17,704
4896434.SQ.FTS.B, Zero Cpn, 7/05/23 ... 997 958
4896484.SQ.FTS.B, Zero Cpn, 7/05/23 ... 1,221 617
4896493.SQ.FTS.B, Zero Cpn, 7/05/23 ... 6,872 6,528
4896547.SQ.FTS.B, Zero Cpn, 7/05/23 ... 7,151 4,984
4896736.SQ.FTS.B, Zero Cpn, 7/05/23 ... 46,066 40,778
4896978.SQ.FTS.B, Zero Cpn, 7/05/23 ... 40,728 37,501
4898411.SQ.FTS.B, Zero Cpn, 7/06/23 ... 7,245 4,778
4898442.SQ.FTS.B, Zero Cpn, 7/06/23 ... 604 578
4898451.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,030 1,005
4898465.SQ.FTS.B, Zero Cpn, 7/06/23 ... 652 561
4898473.SQ.FTS.B, Zero Cpn, 7/06/23 ... 6,499 6,295
4898556.SQ.FTS.B, Zero Cpn, 7/06/23 ... 6,075 5,636
4898572.SQ.FTS.B, Zero Cpn, 7/06/23 ... 2,557 2,437
4898597.SQ.FTS.B, Zero Cpn, 7/06/23 ... 5,444 5,244
4898646.SQ.FTS.B, Zero Cpn, 7/06/23 ... 808 786
4898654.SQ.FTS.B, Zero Cpn, 7/06/23 ... 3,535 3,429
4898692.SQ.FTS.B, Zero Cpn, 7/06/23 ... 4,800 4,627
4898715.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,448 1,402
4898727.SQ.FTS.B, Zero Cpn, 7/06/23 ... 7,418 7,123
4898791.SQ.FTS.B, Zero Cpn, 7/06/23 ... 2,959 2,771
4898852.SQ.FTS.B, Zero Cpn, 7/06/23 ... 3,072 2,962
4898988.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,507 1,441
4899015.SQ.FTS.B, Zero Cpn, 7/06/23 ... 7,319 7,046
4899103.SQ.FTS.B, Zero Cpn, 7/06/23 ... 4,829 4,561
4899151.SQ.FTS.B, Zero Cpn, 7/06/23 ... 5,214 3,816
4899197.SQ.FTS.B, Zero Cpn, 7/06/23 ... 34,182 33,139
4899472.SQ.FTS.B, Zero Cpn, 7/06/23 ... 2,107 2,012
4899494.SQ.FTS.B, Zero Cpn, 7/06/23 ... 3,743 3,599
4899522.SQ.FTS.B, Zero Cpn, 7/06/23 ... 11,931 11,590
4899617.SQ.FTS.B, Zero Cpn, 7/06/23 ... 13,011 12,594
4899693.SQ.FTS.B, Zero Cpn, 7/06/23 ... 11,930 11,083
4899774.SQ.FTS.B, Zero Cpn, 7/06/23 ... 33,616 30,578
4900097.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,325 1,260
4900129.SQ.FTS.B, Zero Cpn, 7/06/23 ... 2,090 1,964
4900139.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,584 1,485
4900158.SQ.FTS.B, Zero Cpn, 7/06/23 ... 6,928 6,681
4900224.SQ.FTS.B, Zero Cpn, 7/06/23 ... 7,307 7,049
4900337.SQ.FTS.B, Zero Cpn, 7/06/23 ... 30,828 29,637
4900586.SQ.FTS.B, Zero Cpn, 7/06/23 ... 2,507 2,408
4900628.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,716 1,644
4900649.SQ.FTS.B, Zero Cpn, 7/06/23 ... 6,105 5,939
4900806.SQ.FTS.B, Zero Cpn, 7/07/23 ... 30,108 25,863
4900955.SQ.FTS.B, Zero Cpn, 7/07/23 ... 29,873 28,470
4901331.SQ.FTS.B, Zero Cpn, 7/07/23 ... 4,065 3,876
4901374.SQ.FTS.B, Zero Cpn, 7/07/23 ... 5,309 4,260
4901425.SQ.FTS.B, Zero Cpn, 7/07/23 ... 1,107 1,076
4901461.SQ.FTS.B, Zero Cpn, 7/07/23 ... 9,536 8,476
4901701.SQ.FTS.B, Zero Cpn, 7/07/23 ... 2,264 2,189
4901726.SQ.FTS.B, Zero Cpn, 7/07/23 ... 17,165 16,615
4902000.SQ.FTS.B, Zero Cpn, 7/07/23 ... 2,927 2,849
4902028.SQ.FTS.B, Zero Cpn, 7/07/23 ... 258 253
Description
Principal
Amount Value
Block, Inc. (continued)
4902059.SQ.FTS.B, Zero Cpn, 7/07/23 ... $ 550 $ 541
4902084.SQ.FTS.B, Zero Cpn, 7/07/23 ... 766 740
4902091.SQ.FTS.B, Zero Cpn, 7/07/23 ... 1,415 1,350
4902106.SQ.FTS.B, Zero Cpn, 7/07/23 ... 1,660 1,450
4902110.SQ.FTS.B, Zero Cpn, 7/07/23 ... 1,680 1,588
4902510.SQ.FTS.B, Zero Cpn, 7/07/23 ... 17,476 16,995
4902772.SQ.FTS.B, Zero Cpn, 7/07/23 ... 19,514 18,936
4902887.SQ.FTS.B, Zero Cpn, 7/08/23 ... 4,102 2,245
4902899.SQ.FTS.B, Zero Cpn, 7/08/23 ... 2,145 2,040
4902907.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,233 1,046
4902912.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,647 1,584
4902920.SQ.FTS.B, Zero Cpn, 7/08/23 ... 23,775 22,940
4903054.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,824 1,767
4903069.SQ.FTS.B, Zero Cpn, 7/08/23 ... 2,950 2,848
4903095.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,328 1,267
4903102.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,742 1,689
4903123.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,915 1,527
4903139.SQ.FTS.B, Zero Cpn, 7/08/23 ... 3,943 3,838
4903187.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,013 994
4903202.SQ.FTS.B, Zero Cpn, 7/08/23 ... 2,942 2,679
4903220.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,491 1,445
4903243.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,873 1,821
4903259.SQ.FTS.B, Zero Cpn, 7/08/23 ... 6,894 6,645
4903294.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,977 1,918
4903308.SQ.FTS.B, Zero Cpn, 7/09/23 ... 7,634 7,427
4903410.SQ.FTS.B, Zero Cpn, 7/09/23 ... 915 887
4903434.SQ.FTS.B, Zero Cpn, 7/09/23 ... 947 917
4903444.SQ.FTS.B, Zero Cpn, 7/09/23 ... 3,440 3,161
4903463.SQ.FTS.B, Zero Cpn, 7/09/23 ... 8,511 8,208
4903532.SQ.FTS.B, Zero Cpn, 7/09/23 ... 13,821 13,207
4903607.SQ.FTS.B, Zero Cpn, 7/09/23 ... 2,297 2,235
4903628.SQ.FTS.B, Zero Cpn, 7/09/23 ... 10,542 10,167
4903700.SQ.FTS.B, Zero Cpn, 7/09/23 ... 5,438 5,213
4903727.SQ.FTS.B, Zero Cpn, 7/09/23 ... 1,325 1,284
4903789.SQ.FTS.B, Zero Cpn, 7/09/23 ... 3,865 3,732
4903800.SQ.FTS.B, Zero Cpn, 7/09/23 ... 3,422 3,290
4903824.SQ.FTS.B, Zero Cpn, 7/09/23 ... 17,809 17,181
4904094.SQ.FTS.B, Zero Cpn, 7/10/23 ... 9,500 9,208
4904286.SQ.FTS.B, Zero Cpn, 7/10/23 ... 3,092 3,009
4904362.SQ.FTS.B, Zero Cpn, 7/10/23 ... 10,737 10,207
4904568.SQ.FTS.B, Zero Cpn, 7/10/23 ... 639 625
4904578.SQ.FTS.B, Zero Cpn, 7/10/23 ... 2,608 2,518
4904605.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,314 1,287
4904661.SQ.FTS.B, Zero Cpn, 7/10/23 ... 13,460 12,934
4904789.SQ.FTS.B, Zero Cpn, 7/10/23 ... 4,192 4,047
4904856.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,392 1,359
4904955.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,203 1,170
4904984.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,693 1,589
4904997.SQ.FTS.B, Zero Cpn, 7/10/23 ... 5,172 4,998
4905081.SQ.FTS.B, Zero Cpn, 7/10/23 ... 2,585 2,524
4905112.SQ.FTS.B, Zero Cpn, 7/10/23 ... 2,385 2,308
4905152.SQ.FTS.B, Zero Cpn, 7/10/23 ... 993 970
4905176.SQ.FTS.B, Zero Cpn, 7/10/23 ... 2,274 1,827
4905191.SQ.FTS.B, Zero Cpn, 7/10/23 ... 15,770 15,121
4905338.SQ.FTS.B, Zero Cpn, 7/10/23 ... 4,664 4,493
4905364.SQ.FTS.B, Zero Cpn, 7/10/23 ... 4,939 4,561
4905394.SQ.FTS.B, Zero Cpn, 7/10/23 ... 4,829 4,669
4905436.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,671 1,349

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4905439.SQ.FTS.B, Zero Cpn, 7/10/23 ... $ 29,476 $ 28,500
4905666.SQ.FTS.B, Zero Cpn, 7/10/23 ... 5,420 5,184
4905695.SQ.FTS.B, Zero Cpn, 7/10/23 ... 8,422 7,677
4905754.SQ.FTS.B, Zero Cpn, 7/10/23 ... 4,086 3,964
4905830.SQ.FTS.B, Zero Cpn, 7/10/23 ... 3,787 3,625
4905853.SQ.FTS.B, Zero Cpn, 7/10/23 ... 3,326 3,215
4905888.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,406 1,346
4905897.SQ.FTS.B, Zero Cpn, 7/10/23 ... 27,348 25,239
4906108.SQ.FTS.B, Zero Cpn, 7/10/23 ... 3,906 3,803
4906229.SQ.FTS.B, Zero Cpn, 7/11/23 ... 2,443 2,358
4906260.SQ.FTS.B, Zero Cpn, 7/11/23 ... 24,196 22,452
4906460.SQ.FTS.B, Zero Cpn, 7/11/23 ... 9,612 9,138
4906549.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,547 1,508
4906967.SQ.FTS.B, Zero Cpn, 7/11/23 ... 739 692
4906979.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,298 1,173
4906994.SQ.FTS.B, Zero Cpn, 7/11/23 ... 2,768 2,423
4907018.SQ.FTS.B, Zero Cpn, 7/11/23 ... 565 549
4907028.SQ.FTS.B, Zero Cpn, 7/11/23 ... 2,362 2,293
4907076.SQ.FTS.B, Zero Cpn, 7/11/23 ... 28,455 27,155
4907364.SQ.FTS.B, Zero Cpn, 7/11/23 ... 2,006 1,214
4907410.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,399 1,355
4907438.SQ.FTS.B, Zero Cpn, 7/11/23 ... 4,333 4,165
4907478.SQ.FTS.B, Zero Cpn, 7/11/23 ... 716 700
4907482.SQ.FTS.B, Zero Cpn, 7/11/23 ... 18,832 18,312
4907734.SQ.FTS.B, Zero Cpn, 7/11/23 ... 451 435
4907766.SQ.FTS.B, Zero Cpn, 7/11/23 ... 2,176 2,076
4907869.SQ.FTS.B, Zero Cpn, 7/11/23 ... 3,862 3,515
4907906.SQ.FTS.B, Zero Cpn, 7/11/23 ... 4,015 3,904
4907944.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,290 1,234
4907960.SQ.FTS.B, Zero Cpn, 7/11/23 ... 435 424
4907970.SQ.FTS.B, Zero Cpn, 7/11/23 ... 9,815 9,488
4908030.SQ.FTS.B, Zero Cpn, 7/11/23 ... 2,289 2,197
4908064.SQ.FTS.B, Zero Cpn, 7/11/23 ... 54,447 49,493
4908344.SQ.FTS.B, Zero Cpn, 7/11/23 ... 3,570 3,455
4908401.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,603 1,549
4908470.SQ.FTS.B, Zero Cpn, 7/11/23 ... 32,979 31,841
4908542.SQ.FTS.B, Zero Cpn, 7/12/23 ... 7,703 6,337
4908597.SQ.FTS.B, Zero Cpn, 7/12/23 ... 7,886 7,416
4908717.SQ.FTS.B, Zero Cpn, 7/12/23 ... 4,024 3,663
4908757.SQ.FTS.B, Zero Cpn, 7/12/23 ... 13,424 12,661
4908919.SQ.FTS.B, Zero Cpn, 7/12/23 ... 4,192 4,049
4908971.SQ.FTS.B, Zero Cpn, 7/12/23 ... 66,283 64,068
4909851.SQ.FTS.B, Zero Cpn, 7/12/23 ... 50,734 49,146
4910473.SQ.FTS.B, Zero Cpn, 7/12/23 ... 957 928
4910510.SQ.FTS.B, Zero Cpn, 7/12/23 ... 5,321 5,095
4913000.SQ.FTS.B, Zero Cpn, 7/13/23 ... 10,376 8,370
4913066.SQ.FTS.B, Zero Cpn, 7/13/23 ... 15,697 15,100
4913185.SQ.FTS.B, Zero Cpn, 7/13/23 ... 22,859 15,822
4913344.SQ.FTS.B, Zero Cpn, 7/13/23 ... 1,127 1,100
4913352.SQ.FTS.B, Zero Cpn, 7/13/23 ... 545 529
4913360.SQ.FTS.B, Zero Cpn, 7/13/23 ... 2,802 2,686
4913388.SQ.FTS.B, Zero Cpn, 7/13/23 ... 3,453 3,299
4913428.SQ.FTS.B, Zero Cpn, 7/13/23 ... 864 844
4913461.SQ.FTS.B, Zero Cpn, 7/13/23 ... 3,630 2,953
4913492.SQ.FTS.B, Zero Cpn, 7/13/23 ... 8,026 7,676
4913609.SQ.FTS.B, Zero Cpn, 7/13/23 ... 5,577 5,279
4913736.SQ.FTS.B, Zero Cpn, 7/13/23 ... 617 605
4913780.SQ.FTS.B, Zero Cpn, 7/13/23 ... 2,392 2,126
Description
Principal
Amount Value
Block, Inc. (continued)
4913797.SQ.FTS.B, Zero Cpn, 7/13/23 ... $ 4,688 $ 4,211
4913822.SQ.FTS.B, Zero Cpn, 7/13/23 ... 253 247
4913824.SQ.FTS.B, Zero Cpn, 7/13/23 ... 37,787 36,235
4914351.SQ.FTS.B, Zero Cpn, 7/13/23 ... 2,916 2,807
4914425.SQ.FTS.B, Zero Cpn, 7/13/23 ... 6,734 6,251
4914495.SQ.FTS.B, Zero Cpn, 7/13/23 ... 7,165 6,988
4914576.SQ.FTS.B, Zero Cpn, 7/13/23 ... 11,157 10,762
4914674.SQ.FTS.B, Zero Cpn, 7/13/23 ... 1,619 1,367
4914688.SQ.FTS.B, Zero Cpn, 7/13/23 ... 4,154 4,025
4914708.SQ.FTS.B, Zero Cpn, 7/13/23 ... 46,224 44,293
4915310.SQ.FTS.B, Zero Cpn, 7/14/23 ... 1,172 1,131
4915410.SQ.FTS.B, Zero Cpn, 7/14/23 ... 3,095 2,998
4915427.SQ.FTS.B, Zero Cpn, 7/14/23 ... 13,487 13,069
4915513.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,472 2,395
4915551.SQ.FTS.B, Zero Cpn, 7/14/23 ... 7,077 6,919
4915693.SQ.FTS.B, Zero Cpn, 7/14/23 ... 23,336 22,101
4915905.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,111 2,054
4915946.SQ.FTS.B, Zero Cpn, 7/14/23 ... 3,426 3,290
4916034.SQ.FTS.B, Zero Cpn, 7/14/23 ... 6,605 6,438
4916148.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,484 2,398
4916174.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,364 2,124
4916196.SQ.FTS.B, Zero Cpn, 7/14/23 ... 12,996 12,509
4916330.SQ.FTS.B, Zero Cpn, 7/14/23 ... 4,764 4,655
4916400.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,088 1,821
4916415.SQ.FTS.B, Zero Cpn, 7/14/23 ... 1,077 1,021
4916435.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,036 1,936
4916467.SQ.FTS.B, Zero Cpn, 7/14/23 ... 6,345 6,116
4916628.SQ.FTS.B, Zero Cpn, 7/14/23 ... 1,197 1,142
4916640.SQ.FTS.B, Zero Cpn, 7/14/23 ... 3,717 3,298
4916664.SQ.FTS.B, Zero Cpn, 7/14/23 ... 1,441 1,379
4916673.SQ.FTS.B, Zero Cpn, 7/14/23 ... 9,554 9,229
4916780.SQ.FTS.B, Zero Cpn, 7/14/23 ... 10,006 9,325
4916836.SQ.FTS.B, Zero Cpn, 7/14/23 ... 3,756 3,275
4916851.SQ.FTS.B, Zero Cpn, 7/14/23 ... 10,105 9,894
4922562.SQ.FTS.B, Zero Cpn, 7/14/23 ... 11,410 8,515
4922630.SQ.FTS.B, Zero Cpn, 7/14/23 ... 11,158 10,717
4922742.SQ.FTS.B, Zero Cpn, 7/14/23 ... 7,085 6,693
4922790.SQ.FTS.B, Zero Cpn, 7/14/23 ... 790 662
4922808.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,852 2,733
4922899.SQ.FTS.B, Zero Cpn, 7/14/23 ... 1,646 1,251
4922902.SQ.FTS.B, Zero Cpn, 7/14/23 ... 35,193 33,564
4923000.SQ.FTS.B, Zero Cpn, 7/15/23 ... 5,421 4,968
4923033.SQ.FTS.B, Zero Cpn, 7/15/23 ... 1,895 1,793
4923043.SQ.FTS.B, Zero Cpn, 7/15/23 ... 2,257 2,189
4923052.SQ.FTS.B, Zero Cpn, 7/15/23 ... 7,788 7,521
4923077.SQ.FTS.B, Zero Cpn, 7/15/23 ... 1,168 1,137
4923082.SQ.FTS.B, Zero Cpn, 7/15/23 ... 4,779 4,628
4923106.SQ.FTS.B, Zero Cpn, 7/15/23 ... 3,763 3,610
4923122.SQ.FTS.B, Zero Cpn, 7/15/23 ... 5,770 4,936
4923150.SQ.FTS.B, Zero Cpn, 7/15/23 ... 1,980 1,843
4923162.SQ.FTS.B, Zero Cpn, 7/15/23 ... 3,055 2,953
4923176.SQ.FTS.B, Zero Cpn, 7/15/23 ... 4,877 4,695
4923193.SQ.FTS.B, Zero Cpn, 7/15/23 ... 362 316
4923197.SQ.FTS.B, Zero Cpn, 7/15/23 ... 1,972 1,908
4923210.SQ.FTS.B, Zero Cpn, 7/15/23 ... 608 586
4923214.SQ.FTS.B, Zero Cpn, 7/15/23 ... 5,830 5,535
4923248.SQ.FTS.B, Zero Cpn, 7/15/23 ... 5,456 5,297
4923292.SQ.FTS.B, Zero Cpn, 7/15/23 ... 1,366 1,336

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4923318.SQ.FTS.B, Zero Cpn, 7/15/23 ... $ 2,702 $ 2,618
4923335.SQ.FTS.B, Zero Cpn, 7/15/23 ... 15,697 14,793
4923435.SQ.FTS.B, Zero Cpn, 7/15/23 ... 2,883 2,794
4923455.SQ.FTS.B, Zero Cpn, 7/15/23 ... 3,993 3,842
4923483.SQ.FTS.B, Zero Cpn, 7/15/23 ... 1,208 1,100
4923493.SQ.FTS.B, Zero Cpn, 7/15/23 ... 330 306
4923497.SQ.FTS.B, Zero Cpn, 7/15/23 ... 3,908 3,511
4923524.SQ.FTS.B, Zero Cpn, 7/16/23 ... 2,943 2,855
4923558.SQ.FTS.B, Zero Cpn, 7/16/23 ... 15,277 14,644
4923627.SQ.FTS.B, Zero Cpn, 7/16/23 ... 14,223 13,890
4923778.SQ.FTS.B, Zero Cpn, 7/16/23 ... 6,895 6,016
4923811.SQ.FTS.B, Zero Cpn, 7/16/23 ... 5,726 5,465
4923851.SQ.FTS.B, Zero Cpn, 7/16/23 ... 3,860 3,745
4923904.SQ.FTS.B, Zero Cpn, 7/16/23 ... 17,409 16,349
4924013.SQ.FTS.B, Zero Cpn, 7/16/23 ... 2,029 1,714
4924028.SQ.FTS.B, Zero Cpn, 7/17/23 ... 7,778 7,525
4924085.SQ.FTS.B, Zero Cpn, 7/17/23 ... 9,328 8,652
4924138.SQ.FTS.B, Zero Cpn, 7/17/23 ... 1,028 971
4924146.SQ.FTS.B, Zero Cpn, 7/17/23 ... 3,025 2,951
4924184.SQ.FTS.B, Zero Cpn, 7/17/23 ... 3,302 3,053
4924206.SQ.FTS.B, Zero Cpn, 7/17/23 ... 21,246 18,908
4924302.SQ.FTS.B, Zero Cpn, 7/17/23 ... 1,292 1,253
4924346.SQ.FTS.B, Zero Cpn, 7/17/23 ... 5,034 4,841
4924368.SQ.FTS.B, Zero Cpn, 7/17/23 ... 10,654 10,271
4924418.SQ.FTS.B, Zero Cpn, 7/17/23 ... 1,371 1,337
4924432.SQ.FTS.B, Zero Cpn, 7/17/23 ... 1,871 1,741
4924440.SQ.FTS.B, Zero Cpn, 7/17/23 ... 5,534 5,354
4924475.SQ.FTS.B, Zero Cpn, 7/17/23 ... 2,572 2,028
4924493.SQ.FTS.B, Zero Cpn, 7/17/23 ... 7,274 6,876
4924523.SQ.FTS.B, Zero Cpn, 7/17/23 ... 1,767 1,700
4924545.SQ.FTS.B, Zero Cpn, 7/17/23 ... 524 491
4924547.SQ.FTS.B, Zero Cpn, 7/17/23 ... 16,356 15,684
4924642.SQ.FTS.B, Zero Cpn, 7/17/23 ... 899 790
4924678.SQ.FTS.B, Zero Cpn, 7/17/23 ... 3,790 3,640
4924691.SQ.FTS.B, Zero Cpn, 7/17/23 ... 1,018 993
4924701.SQ.FTS.B, Zero Cpn, 7/18/23 ... 9,045 8,713
4925046.SQ.FTS.B, Zero Cpn, 7/18/23 ... 6,294 6,075
4925176.SQ.FTS.B, Zero Cpn, 7/18/23 ... 9,526 9,099
4925329.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,608 1,543
4925358.SQ.FTS.B, Zero Cpn, 7/18/23 ... 957 933
4925376.SQ.FTS.B, Zero Cpn, 7/18/23 ... 16,666 15,953
4925497.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,246 1,137
4925535.SQ.FTS.B, Zero Cpn, 7/18/23 ... 22,774 20,668
4925645.SQ.FTS.B, Zero Cpn, 7/18/23 ... 2,265 2,158
4925660.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,666 1,619
4925730.SQ.FTS.B, Zero Cpn, 7/18/23 ... 2,006 1,913
4925739.SQ.FTS.B, Zero Cpn, 7/18/23 ... 172 168
4925752.SQ.FTS.B, Zero Cpn, 7/18/23 ... 2,050 1,951
4925758.SQ.FTS.B, Zero Cpn, 7/18/23 ... 5,199 4,887
4925780.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,424 1,302
4925785.SQ.FTS.B, Zero Cpn, 7/18/23 ... 3,532 3,135
4925803.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,429 1,396
4925819.SQ.FTS.B, Zero Cpn, 7/18/23 ... 3,993 3,641
4925849.SQ.FTS.B, Zero Cpn, 7/18/23 ... 2,758 2,544
4925889.SQ.FTS.B, Zero Cpn, 7/18/23 ... 9,061 8,489
4925959.SQ.FTS.B, Zero Cpn, 7/18/23 ... 6,282 6,038
4925988.SQ.FTS.B, Zero Cpn, 7/18/23 ... 9,625 9,225
4926030.SQ.FTS.B, Zero Cpn, 7/18/23 ... 7,075 6,800
Description
Principal
Amount Value
Block, Inc. (continued)
4926061.SQ.FTS.B, Zero Cpn, 7/18/23 ... $ 9,126 $ 8,473
4926126.SQ.FTS.B, Zero Cpn, 7/18/23 ... 16,517 16,025
4926230.SQ.FTS.B, Zero Cpn, 7/18/23 ... 3,883 2,645
4926257.SQ.FTS.B, Zero Cpn, 7/18/23 ... 3,378 3,295
4926287.SQ.FTS.B, Zero Cpn, 7/18/23 ... 18,596 14,164
4926383.SQ.FTS.B, Zero Cpn, 7/18/23 ... 730 704
4926387.SQ.FTS.B, Zero Cpn, 7/18/23 ... 5,713 4,881
4926397.SQ.FTS.B, Zero Cpn, 7/18/23 ... 4,324 4,194
4926414.SQ.FTS.B, Zero Cpn, 7/18/23 ... 2,929 2,853
4926427.SQ.FTS.B, Zero Cpn, 7/18/23 ... 5,059 4,870
4926453.SQ.FTS.B, Zero Cpn, 7/18/23 ... 11,470 10,878
4926498.SQ.FTS.B, Zero Cpn, 7/18/23 ... 3,860 3,755
4926543.SQ.FTS.B, Zero Cpn, 7/18/23 ... 40,736 38,635
4926799.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,830 1,700
4926834.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,316 2,182
4926854.SQ.FTS.B, Zero Cpn, 7/19/23 ... 5,951 5,551
4926899.SQ.FTS.B, Zero Cpn, 7/19/23 ... 588 563
4926904.SQ.FTS.B, Zero Cpn, 7/19/23 ... 5,998 5,760
4926961.SQ.FTS.B, Zero Cpn, 7/19/23 ... 1,926 1,856
4926974.SQ.FTS.B, Zero Cpn, 7/19/23 ... 21,879 19,418
4927139.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,560 2,482
4927161.SQ.FTS.B, Zero Cpn, 7/19/23 ... 4,470 4,281
4927199.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,974 2,820
4927228.SQ.FTS.B, Zero Cpn, 7/19/23 ... 26,312 25,527
4927610.SQ.FTS.B, Zero Cpn, 7/19/23 ... 4,595 4,419
4927688.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,325 2,271
4927752.SQ.FTS.B, Zero Cpn, 7/19/23 ... 506 472
4927759.SQ.FTS.B, Zero Cpn, 7/19/23 ... 1,293 1,219
4927781.SQ.FTS.B, Zero Cpn, 7/19/23 ... 11,738 11,263
4927870.SQ.FTS.B, Zero Cpn, 7/19/23 ... 10,893 10,478
4927995.SQ.FTS.B, Zero Cpn, 7/19/23 ... 4,478 4,332
4928103.SQ.FTS.B, Zero Cpn, 7/19/23 ... 3,641 3,308
4928145.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,314 2,243
4928178.SQ.FTS.B, Zero Cpn, 7/19/23 ... 518 501
4928195.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,086 2,015
4928230.SQ.FTS.B, Zero Cpn, 7/19/23 ... 1,010 985
4928320.SQ.FTS.B, Zero Cpn, 7/19/23 ... 4,503 4,375
4928365.SQ.FTS.B, Zero Cpn, 7/19/23 ... 328 314
4928374.SQ.FTS.B, Zero Cpn, 7/19/23 ... 11,950 11,588
4928527.SQ.FTS.B, Zero Cpn, 7/19/23 ... 3,585 3,471
4928571.SQ.FTS.B, Zero Cpn, 7/19/23 ... 9,556 9,333
4928719.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,441 2,362
4928767.SQ.FTS.B, Zero Cpn, 7/19/23 ... 6,629 6,498
4928876.SQ.FTS.B, Zero Cpn, 7/19/23 ... 812 617
4928880.SQ.FTS.B, Zero Cpn, 7/19/23 ... 3,742 3,594
4928927.SQ.FTS.B, Zero Cpn, 7/19/23 ... 6,851 6,526
4928990.SQ.FTS.B, Zero Cpn, 7/19/23 ... 856 806
4928997.SQ.FTS.B, Zero Cpn, 7/19/23 ... 822 802
4929011.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,832 2,527
4929024.SQ.FTS.B, Zero Cpn, 7/19/23 ... 3,751 2,947
4930391.SQ.FTS.B, Zero Cpn, 7/20/23 ... 2,777 2,659
4930413.SQ.FTS.B, Zero Cpn, 7/20/23 ... 36,760 35,011
4930606.SQ.FTS.B, Zero Cpn, 7/20/23 ... 2,208 2,141
4930620.SQ.FTS.B, Zero Cpn, 7/20/23 ... 4,422 4,168
4930648.SQ.FTS.B, Zero Cpn, 7/20/23 ... 2,937 2,799
4930691.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,702 1,658
4930698.SQ.FTS.B, Zero Cpn, 7/20/23 ... 16,372 15,700
4930786.SQ.FTS.B, Zero Cpn, 7/20/23 ... 9,634 9,266

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4930917.SQ.FTS.B, Zero Cpn, 7/20/23 ... $ 2,455 $ 2,389
4931016.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,018 557
4931020.SQ.FTS.B, Zero Cpn, 7/20/23 ... 9,424 9,161
4931177.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,155 1,122
4931187.SQ.FTS.B, Zero Cpn, 7/20/23 ... 3,034 2,932
4931247.SQ.FTS.B, Zero Cpn, 7/20/23 ... 6,889 6,656
4931347.SQ.FTS.B, Zero Cpn, 7/20/23 ... 4,031 3,870
4931380.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,010 861
4931388.SQ.FTS.B, Zero Cpn, 7/20/23 ... 13,280 10,096
4931539.SQ.FTS.B, Zero Cpn, 7/20/23 ... 4,523 4,092
4931589.SQ.FTS.B, Zero Cpn, 7/20/23 ... 11,648 11,360
4931731.SQ.FTS.B, Zero Cpn, 7/20/23 ... 11,431 11,044
4931818.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,641 1,584
4931875.SQ.FTS.B, Zero Cpn, 7/20/23 ... 3,500 3,388
4931914.SQ.FTS.B, Zero Cpn, 7/20/23 ... 10,441 9,778
4931993.SQ.FTS.B, Zero Cpn, 7/20/23 ... 2,297 2,216
4932026.SQ.FTS.B, Zero Cpn, 7/20/23 ... 686 650
4932029.SQ.FTS.B, Zero Cpn, 7/20/23 ... 2,491 2,334
4932061.SQ.FTS.B, Zero Cpn, 7/20/23 ... 4,640 4,498
4932130.SQ.FTS.B, Zero Cpn, 7/20/23 ... 396 376
4932141.SQ.FTS.B, Zero Cpn, 7/20/23 ... 5,235 4,823
4932235.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,463 1,324
4932315.SQ.FTS.B, Zero Cpn, 7/20/23 ... 399 371
4932431.SQ.FTS.B, Zero Cpn, 7/20/23 ... 8,158 7,957
4932569.SQ.FTS.B, Zero Cpn, 7/20/23 ... 4,389 4,230
4932604.SQ.FTS.B, Zero Cpn, 7/20/23 ... 9,690 9,147
4932773.SQ.FTS.B, Zero Cpn, 7/21/23 ... 31,439 27,551
4933233.SQ.FTS.B, Zero Cpn, 7/21/23 ... 1,602 1,561
4933258.SQ.FTS.B, Zero Cpn, 7/21/23 ... 3,789 3,487
4933293.SQ.FTS.B, Zero Cpn, 7/21/23 ... 14,275 12,593
4933426.SQ.FTS.B, Zero Cpn, 7/21/23 ... 1,367 1,291
4933448.SQ.FTS.B, Zero Cpn, 7/21/23 ... 9,330 8,953
4933597.SQ.FTS.B, Zero Cpn, 7/21/23 ... 3,702 3,563
4933889.SQ.FTS.B, Zero Cpn, 7/21/23 ... 29,476 27,171
4934079.SQ.FTS.B, Zero Cpn, 7/21/23 ... 17,594 16,967
4934171.SQ.FTS.B, Zero Cpn, 7/21/23 ... 1,899 1,733
4934178.SQ.FTS.B, Zero Cpn, 7/21/23 ... 1,114 980
4934201.SQ.FTS.B, Zero Cpn, 7/21/23 ... 47,268 45,738
4934730.SQ.FTS.B, Zero Cpn, 7/21/23 ... 5,438 5,095
4934783.SQ.FTS.B, Zero Cpn, 7/21/23 ... 2,011 1,940
4934794.SQ.FTS.B, Zero Cpn, 7/21/23 ... 7,287 6,950
4934833.SQ.FTS.B, Zero Cpn, 7/21/23 ... 9,530 8,731
4934866.SQ.FTS.B, Zero Cpn, 7/21/23 ... 9,997 9,188
4934957.SQ.FTS.B, Zero Cpn, 7/22/23 ... 8,843 8,458
4935023.SQ.FTS.B, Zero Cpn, 7/22/23 ... 2,524 2,449
4935035.SQ.FTS.B, Zero Cpn, 7/22/23 ... 419 410
4935039.SQ.FTS.B, Zero Cpn, 7/22/23 ... 882 843
4935046.SQ.FTS.B, Zero Cpn, 7/22/23 ... 1,669 1,607
4935052.SQ.FTS.B, Zero Cpn, 7/22/23 ... 354 347
4935057.SQ.FTS.B, Zero Cpn, 7/22/23 ... 4,869 4,730
4935090.SQ.FTS.B, Zero Cpn, 7/22/23 ... 650 601
4935095.SQ.FTS.B, Zero Cpn, 7/22/23 ... 3,343 3,135
4935106.SQ.FTS.B, Zero Cpn, 7/22/23 ... 4,008 3,907
4935151.SQ.FTS.B, Zero Cpn, 7/22/23 ... 536 518
4935169.SQ.FTS.B, Zero Cpn, 7/22/23 ... 1,141 1,108
4935180.SQ.FTS.B, Zero Cpn, 7/22/23 ... 4,212 4,110
4935232.SQ.FTS.B, Zero Cpn, 7/22/23 ... 2,313 2,236
4935264.SQ.FTS.B, Zero Cpn, 7/22/23 ... 1,704 1,532
Description
Principal
Amount Value
Block, Inc. (continued)
4935271.SQ.FTS.B, Zero Cpn, 7/22/23 ... $ 1,419 $ 1,369
4935283.SQ.FTS.B, Zero Cpn, 7/22/23 ... 29,189 26,598
4935452.SQ.FTS.B, Zero Cpn, 7/22/23 ... 3,176 3,082
4935485.SQ.FTS.B, Zero Cpn, 7/22/23 ... 3,589 2,618
4935511.SQ.FTS.B, Zero Cpn, 7/22/23 ... 474 447
4935513.SQ.FTS.B, Zero Cpn, 7/22/23 ... 2,064 2,000
4935533.SQ.FTS.B, Zero Cpn, 7/22/23 ... 3,579 3,408
4935581.SQ.FTS.B, Zero Cpn, 7/23/23 ... 3,790 3,647
4935609.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,475 1,421
4935619.SQ.FTS.B, Zero Cpn, 7/23/23 ... 20,435 19,780
4935785.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,438 1,375
4935794.SQ.FTS.B, Zero Cpn, 7/23/23 ... 10,994 9,362
4935850.SQ.FTS.B, Zero Cpn, 7/23/23 ... 5,850 5,250
4935886.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,764 1,501
4935889.SQ.FTS.B, Zero Cpn, 7/23/23 ... 353 336
4935897.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,659 1,512
4935902.SQ.FTS.B, Zero Cpn, 7/23/23 ... 3,308 3,200
4935921.SQ.FTS.B, Zero Cpn, 7/23/23 ... 3,486 3,036
4935954.SQ.FTS.B, Zero Cpn, 7/23/23 ... 5,408 4,464
4935990.SQ.FTS.B, Zero Cpn, 7/23/23 ... 9,052 8,712
4936044.SQ.FTS.B, Zero Cpn, 7/23/23 ... 3,305 3,169
4936069.SQ.FTS.B, Zero Cpn, 7/23/23 ... 6,623 4,877
4936108.SQ.FTS.B, Zero Cpn, 7/23/23 ... 4,533 4,362
4936134.SQ.FTS.B, Zero Cpn, 7/24/23 ... 5,941 5,717
4936183.SQ.FTS.B, Zero Cpn, 7/24/23 ... 4,515 4,244
4936266.SQ.FTS.B, Zero Cpn, 7/24/23 ... 3,391 3,277
4936308.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,261 1,232
4936315.SQ.FTS.B, Zero Cpn, 7/24/23 ... 8,123 7,800
4936369.SQ.FTS.B, Zero Cpn, 7/24/23 ... 828 798
4936376.SQ.FTS.B, Zero Cpn, 7/24/23 ... 10,416 10,064
4936519.SQ.FTS.B, Zero Cpn, 7/24/23 ... 9,238 8,467
4936625.SQ.FTS.B, Zero Cpn, 7/24/23 ... 9,640 9,318
4936704.SQ.FTS.B, Zero Cpn, 7/24/23 ... 2,205 2,132
4936732.SQ.FTS.B, Zero Cpn, 7/24/23 ... 8,392 8,095
4936810.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,858 1,785
4936897.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,645 1,564
4936911.SQ.FTS.B, Zero Cpn, 7/24/23 ... 5,194 5,084
4936975.SQ.FTS.B, Zero Cpn, 7/24/23 ... 7,203 6,902
4937018.SQ.FTS.B, Zero Cpn, 7/24/23 ... 3,453 3,289
4937066.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,235 1,207
4937076.SQ.FTS.B, Zero Cpn, 7/24/23 ... 9,455 8,886
4937157.SQ.FTS.B, Zero Cpn, 7/24/23 ... 51,615 48,671
4937490.SQ.FTS.B, Zero Cpn, 7/24/23 ... 7,003 6,683
4937559.SQ.FTS.B, Zero Cpn, 7/24/23 ... 42,317 40,666
4937896.SQ.FTS.B, Zero Cpn, 7/24/23 ... 23,353 22,758
4938397.SQ.FTS.B, Zero Cpn, 7/24/23 ... 20,229 19,635
4938817.SQ.FTS.B, Zero Cpn, 7/24/23 ... 2,303 2,215
4938836.SQ.FTS.B, Zero Cpn, 7/24/23 ... 16,582 15,564
4939001.SQ.FTS.B, Zero Cpn, 7/25/23 ... 606 591
4939024.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,789 1,737
4939230.SQ.FTS.B, Zero Cpn, 7/25/23 ... 5,731 5,394
4939317.SQ.FTS.B, Zero Cpn, 7/25/23 ... 2,984 2,918
4939359.SQ.FTS.B, Zero Cpn, 7/25/23 ... 963 911
4939362.SQ.FTS.B, Zero Cpn, 7/25/23 ... 2,791 2,664
4939384.SQ.FTS.B, Zero Cpn, 7/25/23 ... 3,282 3,164
4939413.SQ.FTS.B, Zero Cpn, 7/25/23 ... 804 755
4939426.SQ.FTS.B, Zero Cpn, 7/25/23 ... 11,520 10,995
4939507.SQ.FTS.B, Zero Cpn, 7/25/23 ... 20,310 19,807

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4939730.SQ.FTS.B, Zero Cpn, 7/25/23 ... $ 8,998 $ 8,761
4939841.SQ.FTS.B, Zero Cpn, 7/25/23 ... 9,465 8,874
4940060.SQ.FTS.B, Zero Cpn, 7/25/23 ... 2,922 2,832
4940101.SQ.FTS.B, Zero Cpn, 7/25/23 ... 5,674 5,439
4940192.SQ.FTS.B, Zero Cpn, 7/25/23 ... 11,896 11,492
4940284.SQ.FTS.B, Zero Cpn, 7/25/23 ... 8,461 8,104
4940399.SQ.FTS.B, Zero Cpn, 7/25/23 ... 2,581 2,494
4940438.SQ.FTS.B, Zero Cpn, 7/25/23 ... 25,660 24,664
4940722.SQ.FTS.B, Zero Cpn, 7/25/23 ... 93 92
4940724.SQ.FTS.B, Zero Cpn, 7/25/23 ... 57 56
4940725.SQ.FTS.B, Zero Cpn, 7/25/23 ... 897 872
4940728.SQ.FTS.B, Zero Cpn, 7/25/23 ... 454 421
4940732.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,219 1,188
4940746.SQ.FTS.B, Zero Cpn, 7/25/23 ... 6,239 5,804
4940783.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,841 1,777
4940809.SQ.FTS.B, Zero Cpn, 7/25/23 ... 15,167 14,723
4940940.SQ.FTS.B, Zero Cpn, 7/25/23 ... 2,512 2,440
4940967.SQ.FTS.B, Zero Cpn, 7/25/23 ... 2,616 2,551
4941033.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,501 1,444
4941046.SQ.FTS.B, Zero Cpn, 7/25/23 ... 13,287 12,928
4941153.SQ.FTS.B, Zero Cpn, 7/25/23 ... 7,357 7,144
4941224.SQ.FTS.B, Zero Cpn, 7/25/23 ... 4,401 4,309
4941284.SQ.FTS.B, Zero Cpn, 7/25/23 ... 3,726 3,414
4941294.SQ.FTS.B, Zero Cpn, 7/25/23 ... 5,487 5,296
4941329.SQ.FTS.B, Zero Cpn, 7/25/23 ... 10,828 10,353
4941373.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,428 1,389
4941385.SQ.FTS.B, Zero Cpn, 7/25/23 ... 328 313
4941387.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,857 1,786
4941397.SQ.FTS.B, Zero Cpn, 7/25/23 ... 517 505
4941400.SQ.FTS.B, Zero Cpn, 7/25/23 ... 427 417
4941411.SQ.FTS.B, Zero Cpn, 7/25/23 ... 3,294 3,181
4941429.SQ.FTS.B, Zero Cpn, 7/25/23 ... 5,879 5,475
4941481.SQ.FTS.B, Zero Cpn, 7/26/23 ... 1,300 1,178
4941491.SQ.FTS.B, Zero Cpn, 7/26/23 ... 36,470 35,066
4942035.SQ.FTS.B, Zero Cpn, 7/26/23 ... 3,221 3,120
4942183.SQ.FTS.B, Zero Cpn, 7/26/23 ... 720 695
4942189.SQ.FTS.B, Zero Cpn, 7/26/23 ... 5,885 5,669
4942261.SQ.FTS.B, Zero Cpn, 7/26/23 ... 1,131 751
4942273.SQ.FTS.B, Zero Cpn, 7/26/23 ... 7,986 7,761
4942359.SQ.FTS.B, Zero Cpn, 7/26/23 ... 2,361 2,263
4942372.SQ.FTS.B, Zero Cpn, 7/26/23 ... 20,365 19,711
4942583.SQ.FTS.B, Zero Cpn, 7/26/23 ... 21,729 21,086
4942797.SQ.FTS.B, Zero Cpn, 7/26/23 ... 1,974 1,912
4942819.SQ.FTS.B, Zero Cpn, 7/26/23 ... 4,062 3,923
4942877.SQ.FTS.B, Zero Cpn, 7/26/23 ... 442 431
4942884.SQ.FTS.B, Zero Cpn, 7/26/23 ... 10,417 10,004
4942982.SQ.FTS.B, Zero Cpn, 7/26/23 ... 2,638 2,516
4943004.SQ.FTS.B, Zero Cpn, 7/26/23 ... 1,864 1,806
4943016.SQ.FTS.B, Zero Cpn, 7/26/23 ... 4,969 4,810
4943074.SQ.FTS.B, Zero Cpn, 7/26/23 ... 11,668 10,798
4943197.SQ.FTS.B, Zero Cpn, 7/26/23 ... 1,183 1,147
4943220.SQ.FTS.B, Zero Cpn, 7/26/23 ... 34,577 33,156
4943578.SQ.FTS.B, Zero Cpn, 7/26/23 ... 39,564 37,957
4945069.SQ.FTS.B, Zero Cpn, 7/27/23 ... 6,240 6,000
4945113.SQ.FTS.B, Zero Cpn, 7/27/23 ... 5,729 5,481
4945152.SQ.FTS.B, Zero Cpn, 7/27/23 ... 20,259 19,378
4945265.SQ.FTS.B, Zero Cpn, 7/27/23 ... 3,164 3,035
4945313.SQ.FTS.B, Zero Cpn, 7/27/23 ... 32,858 31,349
Description
Principal
Amount Value
Block, Inc. (continued)
4945707.SQ.FTS.B, Zero Cpn, 7/27/23 ... $ 11,375 $ 10,873
4945879.SQ.FTS.B, Zero Cpn, 7/27/23 ... 720 633
4945880.SQ.FTS.B, Zero Cpn, 7/27/23 ... 1,184 1,139
4945894.SQ.FTS.B, Zero Cpn, 7/27/23 ... 3,873 3,739
4945932.SQ.FTS.B, Zero Cpn, 7/27/23 ... 6,872 6,494
4946006.SQ.FTS.B, Zero Cpn, 7/27/23 ... 17,428 16,812
4946305.SQ.FTS.B, Zero Cpn, 7/27/23 ... 23,100 22,164
4946852.SQ.FTS.B, Zero Cpn, 7/27/23 ... 1,172 1,126
4946893.SQ.FTS.B, Zero Cpn, 7/27/23 ... 5,980 5,753
4946952.SQ.FTS.B, Zero Cpn, 7/27/23 ... 1,813 1,712
4947004.SQ.FTS.B, Zero Cpn, 7/27/23 ... 6,446 6,086
4947177.SQ.FTS.B, Zero Cpn, 7/27/23 ... 6,126 5,878
4947272.SQ.FTS.B, Zero Cpn, 7/27/23 ... 1,765 1,700
4947394.SQ.FTS.B, Zero Cpn, 7/27/23 ... 6,127 5,878
4947535.SQ.FTS.B, Zero Cpn, 7/27/23 ... 9,595 7,878
4947706.SQ.FTS.B, Zero Cpn, 7/27/23 ... 15,310 14,322
4947992.SQ.FTS.B, Zero Cpn, 7/27/23 ... 3,740 3,575
4948049.SQ.FTS.B, Zero Cpn, 7/27/23 ... 1,308 1,254
4948128.SQ.FTS.B, Zero Cpn, 7/27/23 ... 2,402 2,309
4948314.SQ.FTS.B, Zero Cpn, 7/27/23 ... 3,511 3,369
4948432.SQ.FTS.B, Zero Cpn, 7/27/23 ... 2,750 2,605
4948736.SQ.FTS.B, Zero Cpn, 7/28/23 ... 7,686 5,042
4948963.SQ.FTS.B, Zero Cpn, 7/28/23 ... 4,644 4,438
4949043.SQ.FTS.B, Zero Cpn, 7/28/23 ... 1,846 1,787
4949139.SQ.FTS.B, Zero Cpn, 7/28/23 ... 1,029 1,003
4949155.SQ.FTS.B, Zero Cpn, 7/28/23 ... 19,732 18,964
4949573.SQ.FTS.B, Zero Cpn, 7/28/23 ... 39,263 37,661
4952583.SQ.FTS.B, Zero Cpn, 7/28/23 ... 13,387 12,656
4953255.SQ.FTS.B, Zero Cpn, 7/28/23 ... 1,495 1,434
4953260.SQ.FTS.B, Zero Cpn, 7/28/23 ... 3,110 2,983
4953337.SQ.FTS.B, Zero Cpn, 7/28/23 ... 32,208 29,658
4953863.SQ.FTS.B, Zero Cpn, 7/28/23 ... 433 417
4953880.SQ.FTS.B, Zero Cpn, 7/28/23 ... 3,552 3,287
4953930.SQ.FTS.B, Zero Cpn, 7/28/23 ... 10,672 8,982
4954038.SQ.FTS.B, Zero Cpn, 7/28/23 ... 6,374 6,051
4954105.SQ.FTS.B, Zero Cpn, 7/28/23 ... 4,305 4,024
4954191.SQ.FTS.B, Zero Cpn, 7/28/23 ... 3,794 3,515
4954238.SQ.FTS.B, Zero Cpn, 7/28/23 ... 1,168 1,125
4954275.SQ.FTS.B, Zero Cpn, 7/28/23 ... 11,231 10,774
4954565.SQ.FTS.B, Zero Cpn, 7/28/23 ... 2,873 2,753
4954636.SQ.FTS.B, Zero Cpn, 7/28/23 ... 3,478 3,143
4954705.SQ.FTS.B, Zero Cpn, 7/28/23 ... 8,300 7,835
4954893.SQ.FTS.B, Zero Cpn, 7/28/23 ... 17,681 16,959
4955003.SQ.FTS.B, Zero Cpn, 7/28/23 ... 1,713 1,619
4955064.SQ.FTS.B, Zero Cpn, 7/28/23 ... 20,140 19,324
4955564.SQ.FTS.B, Zero Cpn, 7/29/23 ... 11,768 11,313
4955637.SQ.FTS.B, Zero Cpn, 7/29/23 ... 271 263
4955644.SQ.FTS.B, Zero Cpn, 7/29/23 ... 4,646 4,438
4955672.SQ.FTS.B, Zero Cpn, 7/29/23 ... 2,799 2,642
4955682.SQ.FTS.B, Zero Cpn, 7/29/23 ... 293 283
4955692.SQ.FTS.B, Zero Cpn, 7/29/23 ... 599 582
4955702.SQ.FTS.B, Zero Cpn, 7/29/23 ... 7,293 6,995
4955747.SQ.FTS.B, Zero Cpn, 7/29/23 ... 5,804 5,579
4955781.SQ.FTS.B, Zero Cpn, 7/29/23 ... 4,471 4,237
4955803.SQ.FTS.B, Zero Cpn, 7/29/23 ... 2,670 2,561
4955814.SQ.FTS.B, Zero Cpn, 7/29/23 ... 2,904 2,786
4955835.SQ.FTS.B, Zero Cpn, 7/29/23 ... 3,415 3,279
4955873.SQ.FTS.B, Zero Cpn, 7/29/23 ... 16,695 16,017

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4956013.SQ.FTS.B, Zero Cpn, 7/30/23 ... $ 3,335 $ 3,191
4956026.SQ.FTS.B, Zero Cpn, 7/30/23 ... 3,453 3,317
4956050.SQ.FTS.B, Zero Cpn, 7/30/23 ... 7,138 6,848
4956088.SQ.FTS.B, Zero Cpn, 7/30/23 ... 28,347 26,871
4956298.SQ.FTS.B, Zero Cpn, 7/30/23 ... 516 503
4956317.SQ.FTS.B, Zero Cpn, 7/30/23 ... 2,169 2,087
4956346.SQ.FTS.B, Zero Cpn, 7/30/23 ... 376 361
4956351.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,609 1,547
4956362.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,968 1,883
4956375.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,547 1,401
4956381.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,404 1,318
4956395.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,823 1,749
4956409.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,863 1,760
4956427.SQ.FTS.B, Zero Cpn, 7/30/23 ... 7,103 4,953
4956468.SQ.FTS.B, Zero Cpn, 7/30/23 ... 906 768
4956476.SQ.FTS.B, Zero Cpn, 7/30/23 ... 5,121 4,913
4956511.SQ.FTS.B, Zero Cpn, 7/30/23 ... 4,530 4,255
4956552.SQ.FTS.B, Zero Cpn, 7/30/23 ... 297 283
4956559.SQ.FTS.B, Zero Cpn, 7/30/23 ... 4,276 4,130
4956615.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,164 1,056
4956625.SQ.FTS.B, Zero Cpn, 7/30/23 ... 4,795 4,604
4956661.SQ.FTS.B, Zero Cpn, 7/30/23 ... 16,072 15,531
4957370.SQ.FTS.B, Zero Cpn, 7/31/23 ... 6,735 6,293
4957806.SQ.FTS.B, Zero Cpn, 7/31/23 ... 2,000 1,932
4958032.SQ.FTS.B, Zero Cpn, 7/31/23 ... 4,352 4,189
4958464.SQ.FTS.B, Zero Cpn, 7/31/23 ... 820 793
4958740.SQ.FTS.B, Zero Cpn, 7/31/23 ... 5,452 5,245
4959866.SQ.FTS.B, Zero Cpn, 7/31/23 ... 4,148 3,978
4960133.SQ.FTS.B, Zero Cpn, 7/31/23 ... 4,212 4,071
4960369.SQ.FTS.B, Zero Cpn, 7/31/23 ... 16,806 16,128
4960965.SQ.FTS.B, Zero Cpn, 7/31/23 ... 6,549 6,286
4961201.SQ.FTS.B, Zero Cpn, 7/31/23 ... 20,563 19,666
4961584.SQ.FTS.B, Zero Cpn, 7/31/23 ... 1,335 1,281
4961597.SQ.FTS.B, Zero Cpn, 7/31/23 ... 7,862 7,541
4961752.SQ.FTS.B, Zero Cpn, 7/31/23 ... 4,004 3,840
4961850.SQ.FTS.B, Zero Cpn, 7/31/23 ... 8,707 8,382
4962039.SQ.FTS.B, Zero Cpn, 7/31/23 ... 1,426 1,373
4962078.SQ.FTS.B, Zero Cpn, 7/31/23 ... 8,947 8,582
4962202.SQ.FTS.B, Zero Cpn, 7/31/23 ... 1,299 1,227
4962401.SQ.FTS.B, Zero Cpn, 7/31/23 ... 698 671
4962432.SQ.FTS.B, Zero Cpn, 7/31/23 ... 34,712 33,291
4962904.SQ.FTS.B, Zero Cpn, 7/31/23 ... 1,749 1,675
4962922.SQ.FTS.B, Zero Cpn, 7/31/23 ... 536 508
4962936.SQ.FTS.B, Zero Cpn, 7/31/23 ... 3,297 3,162
4962955.SQ.FTS.B, Zero Cpn, 7/31/23 ... 5,239 5,076
4963068.SQ.FTS.B, Zero Cpn, 7/31/23 ... 5,071 4,890
4963139.SQ.FTS.B, Zero Cpn, 7/31/23 ... 2,035 1,944
4963170.SQ.FTS.B, Zero Cpn, 7/31/23 ... 61,941 59,648
4963563.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,520 1,467
4963590.SQ.FTS.B, Zero Cpn, 8/01/23 ... 4,899 4,698
4963643.SQ.FTS.B, Zero Cpn, 8/01/23 ... 2,067 1,957
4963659.SQ.FTS.B, Zero Cpn, 8/01/23 ... 25,010 24,099
4963878.SQ.FTS.B, Zero Cpn, 8/01/23 ... 10,037 9,691
4964044.SQ.FTS.B, Zero Cpn, 8/01/23 ... 8,951 8,603
4964204.SQ.FTS.B, Zero Cpn, 8/01/23 ... 4,677 4,484
4964272.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,675 1,596
4964322.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,231 1,184
4964338.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,192 1,041
Description
Principal
Amount Value
Block, Inc. (continued)
4964354.SQ.FTS.B, Zero Cpn, 8/01/23 ... $ 1,084 $ 1,042
4964374.SQ.FTS.B, Zero Cpn, 8/01/23 ... 5,075 4,867
4964465.SQ.FTS.B, Zero Cpn, 8/01/23 ... 390 375
4964472.SQ.FTS.B, Zero Cpn, 8/01/23 ... 3,879 3,720
4964529.SQ.FTS.B, Zero Cpn, 8/01/23 ... 2,595 2,498
4964575.SQ.FTS.B, Zero Cpn, 8/01/23 ... 24,277 23,169
4964861.SQ.FTS.B, Zero Cpn, 8/01/23 ... 6,209 5,954
4964927.SQ.FTS.B, Zero Cpn, 8/01/23 ... 2,578 2,471
4964966.SQ.FTS.B, Zero Cpn, 8/01/23 ... 4,978 4,793
4965012.SQ.FTS.B, Zero Cpn, 8/01/23 ... 7,154 6,903
4965103.SQ.FTS.B, Zero Cpn, 8/01/23 ... 984 832
4965121.SQ.FTS.B, Zero Cpn, 8/01/23 ... 6,256 4,912
4965154.SQ.FTS.B, Zero Cpn, 8/01/23 ... 18,077 17,261
4965364.SQ.FTS.B, Zero Cpn, 8/01/23 ... 212 205
4965372.SQ.FTS.B, Zero Cpn, 8/01/23 ... 20,970 19,799
4965597.SQ.FTS.B, Zero Cpn, 8/01/23 ... 10,075 9,640
4965667.SQ.FTS.B, Zero Cpn, 8/01/23 ... 298 289
4965668.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,263 1,217
4965686.SQ.FTS.B, Zero Cpn, 8/01/23 ... 3,205 3,075
4965713.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,124 1,071
4965729.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,562 1,494
4965763.SQ.FTS.B, Zero Cpn, 8/01/23 ... 18,055 17,414
4966006.SQ.FTS.B, Zero Cpn, 8/02/23 ... 14,063 13,220
4966108.SQ.FTS.B, Zero Cpn, 8/02/23 ... 56,465 52,768
4966389.SQ.FTS.B, Zero Cpn, 8/02/23 ... 1,207 1,157
4966392.SQ.FTS.B, Zero Cpn, 8/02/23 ... 1,070 1,019
4966398.SQ.FTS.B, Zero Cpn, 8/02/23 ... 838 777
4966403.SQ.FTS.B, Zero Cpn, 8/02/23 ... 3,660 3,166
4966444.SQ.FTS.B, Zero Cpn, 8/02/23 ... 1,651 1,562
4966458.SQ.FTS.B, Zero Cpn, 8/02/23 ... 4,387 4,209
4966487.SQ.FTS.B, Zero Cpn, 8/02/23 ... 1,228 1,179
4966524.SQ.FTS.B, Zero Cpn, 8/02/23 ... 12,743 12,117
4966705.SQ.FTS.B, Zero Cpn, 8/02/23 ... 6,543 6,274
4966959.SQ.FTS.B, Zero Cpn, 8/02/23 ... 2,719 1,814
4967002.SQ.FTS.B, Zero Cpn, 8/02/23 ... 4,016 3,834
4967037.SQ.FTS.B, Zero Cpn, 8/02/23 ... 3,606 3,453
4967101.SQ.FTS.B, Zero Cpn, 8/02/23 ... 2,100 2,019
4967129.SQ.FTS.B, Zero Cpn, 8/02/23 ... 4,982 4,749
4967450.SQ.FTS.B, Zero Cpn, 8/02/23 ... 914 878
4967479.SQ.FTS.B, Zero Cpn, 8/02/23 ... 3,979 3,817
4967507.SQ.FTS.B, Zero Cpn, 8/02/23 ... 9,193 8,779
4967613.SQ.FTS.B, Zero Cpn, 8/02/23 ... 2,273 2,165
4967689.SQ.FTS.B, Zero Cpn, 8/02/23 ... 7,501 7,195
4967744.SQ.FTS.B, Zero Cpn, 8/02/23 ... 15,829 15,221
4967891.SQ.FTS.B, Zero Cpn, 8/02/23 ... 19,692 17,636
4968046.SQ.FTS.B, Zero Cpn, 8/02/23 ... 7,462 7,152
4968209.SQ.FTS.B, Zero Cpn, 8/02/23 ... 8,814 8,342
4968287.SQ.FTS.B, Zero Cpn, 8/02/23 ... 4,944 4,740
4968338.SQ.FTS.B, Zero Cpn, 8/02/23 ... 3,100 2,982
4968357.SQ.FTS.B, Zero Cpn, 8/02/23 ... 1,444 1,388
4968368.SQ.FTS.B, Zero Cpn, 8/02/23 ... 3,396 3,221
4968450.SQ.FTS.B, Zero Cpn, 8/02/23 ... 48,129 45,949
4970106.SQ.FTS.B, Zero Cpn, 8/03/23 ... 2,839 2,721
4970146.SQ.FTS.B, Zero Cpn, 8/03/23 ... 7,877 7,547
4970205.SQ.FTS.B, Zero Cpn, 8/03/23 ... 5,578 5,358
4970306.SQ.FTS.B, Zero Cpn, 8/03/23 ... 1,942 1,852
4970320.SQ.FTS.B, Zero Cpn, 8/03/23 ... 3,146 2,998
4970339.SQ.FTS.B, Zero Cpn, 8/03/23 ... 2,304 2,166

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4970362.SQ.FTS.B, Zero Cpn, 8/03/23 ... $ 28,259 $ 27,089
4970789.SQ.FTS.B, Zero Cpn, 8/03/23 ... 1,654 1,592
4970923.SQ.FTS.B, Zero Cpn, 8/03/23 ... 4,254 4,077
4970972.SQ.FTS.B, Zero Cpn, 8/03/23 ... 2,029 1,961
4971021.SQ.FTS.B, Zero Cpn, 8/03/23 ... 2,126 1,967
4971058.SQ.FTS.B, Zero Cpn, 8/03/23 ... 9,318 8,616
4971164.SQ.FTS.B, Zero Cpn, 8/03/23 ... 7,854 7,575
4971252.SQ.FTS.B, Zero Cpn, 8/03/23 ... 4,763 4,417
4971305.SQ.FTS.B, Zero Cpn, 8/03/23 ... 28,382 25,633
4971585.SQ.FTS.B, Zero Cpn, 8/03/23 ... 5,014 4,821
4971668.SQ.FTS.B, Zero Cpn, 8/03/23 ... 725 697
4971683.SQ.FTS.B, Zero Cpn, 8/03/23 ... 7,173 6,887
4971809.SQ.FTS.B, Zero Cpn, 8/03/23 ... 2,738 2,624
4971856.SQ.FTS.B, Zero Cpn, 8/03/23 ... 14,170 13,582
4972020.SQ.FTS.B, Zero Cpn, 8/03/23 ... 9,865 8,926
4972138.SQ.FTS.B, Zero Cpn, 8/03/23 ... 2,547 2,442
4972172.SQ.FTS.B, Zero Cpn, 8/03/23 ... 2,984 2,754
4972199.SQ.FTS.B, Zero Cpn, 8/03/23 ... 36,297 33,915
4972586.SQ.FTS.B, Zero Cpn, 8/03/23 ... 7,917 7,603
4972633.SQ.FTS.B, Zero Cpn, 8/04/23 ... 2,453 2,351
4972693.SQ.FTS.B, Zero Cpn, 8/04/23 ... 4,439 4,242
4972751.SQ.FTS.B, Zero Cpn, 8/04/23 ... 13,215 12,773
4972866.SQ.FTS.B, Zero Cpn, 8/04/23 ... 5,253 5,051
4972905.SQ.FTS.B, Zero Cpn, 8/04/23 ... 2,257 2,163
4972925.SQ.FTS.B, Zero Cpn, 8/04/23 ... 3,514 3,235
4972966.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,458 1,366
4972984.SQ.FTS.B, Zero Cpn, 8/04/23 ... 4,060 3,892
4973032.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,305 1,226
4973052.SQ.FTS.B, Zero Cpn, 8/04/23 ... 13,162 12,446
4973218.SQ.FTS.B, Zero Cpn, 8/04/23 ... 749 718
4973229.SQ.FTS.B, Zero Cpn, 8/04/23 ... 7,491 7,181
4973286.SQ.FTS.B, Zero Cpn, 8/04/23 ... 2,649 2,465
4973539.SQ.FTS.B, Zero Cpn, 8/04/23 ... 882 845
4973554.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,767 1,705
4973605.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,751 1,687
4973656.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,289 1,231
4973674.SQ.FTS.B, Zero Cpn, 8/04/23 ... 30,231 28,974
4973952.SQ.FTS.B, Zero Cpn, 8/04/23 ... 2,935 2,813
4973968.SQ.FTS.B, Zero Cpn, 8/04/23 ... 6,238 5,965
4974021.SQ.FTS.B, Zero Cpn, 8/04/23 ... 66,509 63,038
4974841.SQ.FTS.B, Zero Cpn, 8/04/23 ... 3,649 3,510
4974867.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,127 1,046
4974878.SQ.FTS.B, Zero Cpn, 8/04/23 ... 18,182 17,329
4975020.SQ.FTS.B, Zero Cpn, 8/05/23 ... 2,765 2,681
4975072.SQ.FTS.B, Zero Cpn, 8/05/23 ... 9,943 9,219
4975130.SQ.FTS.B, Zero Cpn, 8/05/23 ... 2,065 1,970
4975145.SQ.FTS.B, Zero Cpn, 8/05/23 ... 3,198 2,993
4975156.SQ.FTS.B, Zero Cpn, 8/05/23 ... 16,614 15,798
4975256.SQ.FTS.B, Zero Cpn, 8/05/23 ... 3,927 3,743
4975279.SQ.FTS.B, Zero Cpn, 8/05/23 ... 6,745 6,370
4975322.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,106 745
4975331.SQ.FTS.B, Zero Cpn, 8/05/23 ... 605 554
4975338.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,221 1,171
4975342.SQ.FTS.B, Zero Cpn, 8/05/23 ... 3,770 3,481
4975362.SQ.FTS.B, Zero Cpn, 8/05/23 ... 2,457 2,355
4975376.SQ.FTS.B, Zero Cpn, 8/05/23 ... 4,339 4,106
4975409.SQ.FTS.B, Zero Cpn, 8/05/23 ... 809 747
4975446.SQ.FTS.B, Zero Cpn, 8/05/23 ... 15,665 14,949
Description
Principal
Amount Value
Block, Inc. (continued)
4975551.SQ.FTS.B, Zero Cpn, 8/05/23 ... $ 4,106 $ 3,935
4975567.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,971 1,890
4975582.SQ.FTS.B, Zero Cpn, 8/05/23 ... 3,117 2,790
4975606.SQ.FTS.B, Zero Cpn, 8/06/23 ... 4,348 4,111
4975642.SQ.FTS.B, Zero Cpn, 8/06/23 ... 1,515 1,453
4975653.SQ.FTS.B, Zero Cpn, 8/06/23 ... 27,943 22,443
4975870.SQ.FTS.B, Zero Cpn, 8/06/23 ... 3,096 2,967
4976046.SQ.FTS.B, Zero Cpn, 8/06/23 ... 858 829
4976049.SQ.FTS.B, Zero Cpn, 8/06/23 ... 1,941 1,867
4976072.SQ.FTS.B, Zero Cpn, 8/06/23 ... 6,921 6,071
4976355.SQ.FTS.B, Zero Cpn, 8/07/23 ... 4,146 3,802
4976462.SQ.FTS.B, Zero Cpn, 8/07/23 ... 4,635 4,441
4976561.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,621 1,781
4976562.SQ.FTS.B, Zero Cpn, 8/07/23 ... 921 837
4976571.SQ.FTS.B, Zero Cpn, 8/07/23 ... 6,732 6,393
4976704.SQ.FTS.B, Zero Cpn, 8/07/23 ... 12,746 12,122
4976950.SQ.FTS.B, Zero Cpn, 8/07/23 ... 1,089 1,044
4976975.SQ.FTS.B, Zero Cpn, 8/07/23 ... 332 316
4976992.SQ.FTS.B, Zero Cpn, 8/07/23 ... 344 333
4976999.SQ.FTS.B, Zero Cpn, 8/07/23 ... 345 333
4977037.SQ.FTS.B, Zero Cpn, 8/07/23 ... 5,142 4,927
4977066.SQ.FTS.B, Zero Cpn, 8/07/23 ... 27,038 24,721
4977248.SQ.FTS.B, Zero Cpn, 8/07/23 ... 23,413 22,318
4977684.SQ.FTS.B, Zero Cpn, 8/07/23 ... 770 737
4977696.SQ.FTS.B, Zero Cpn, 8/07/23 ... 7,140 6,911
4977802.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,766 2,668
4977850.SQ.FTS.B, Zero Cpn, 8/07/23 ... 5,274 4,721
4977887.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,524 2,419
4977905.SQ.FTS.B, Zero Cpn, 8/07/23 ... 3,766 3,609
4977916.SQ.FTS.B, Zero Cpn, 8/07/23 ... 10,422 9,342
4978000.SQ.FTS.B, Zero Cpn, 8/07/23 ... 550 534
4978018.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,603 2,483
4978057.SQ.FTS.B, Zero Cpn, 8/07/23 ... 9,421 8,935
4978793.SQ.FTS.B, Zero Cpn, 8/07/23 ... 1,005 949
4978801.SQ.FTS.B, Zero Cpn, 8/07/23 ... 4,687 4,492
4978834.SQ.FTS.B, Zero Cpn, 8/07/23 ... 3,845 3,639
4978857.SQ.FTS.B, Zero Cpn, 8/07/23 ... 5,014 4,805
4978904.SQ.FTS.B, Zero Cpn, 8/07/23 ... 5,792 5,380
4978935.SQ.FTS.B, Zero Cpn, 8/07/23 ... 8,753 8,416
4978982.SQ.FTS.B, Zero Cpn, 8/08/23 ... 31,747 30,274
4979270.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,778 2,583
4979273.SQ.FTS.B, Zero Cpn, 8/08/23 ... 5,465 4,649
4979334.SQ.FTS.B, Zero Cpn, 8/08/23 ... 733 621
4979341.SQ.FTS.B, Zero Cpn, 8/08/23 ... 1,852 1,775
4979356.SQ.FTS.B, Zero Cpn, 8/08/23 ... 1,346 1,299
4979368.SQ.FTS.B, Zero Cpn, 8/08/23 ... 4,599 4,407
4979694.SQ.FTS.B, Zero Cpn, 8/08/23 ... 10,098 8,663
4979833.SQ.FTS.B, Zero Cpn, 8/08/23 ... 5,333 5,110
4979884.SQ.FTS.B, Zero Cpn, 8/08/23 ... 3,358 3,218
4979955.SQ.FTS.B, Zero Cpn, 8/08/23 ... 5,289 5,069
4980012.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,367 2,270
4980046.SQ.FTS.B, Zero Cpn, 8/08/23 ... 28,360 26,793
4980356.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,573 2,471
4980375.SQ.FTS.B, Zero Cpn, 8/08/23 ... 295 287
4980379.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,729 2,271
4980396.SQ.FTS.B, Zero Cpn, 8/08/23 ... 11,036 10,420
4980452.SQ.FTS.B, Zero Cpn, 8/08/23 ... 4,898 4,694
4980465.SQ.FTS.B, Zero Cpn, 8/08/23 ... 909 754

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4980469.SQ.FTS.B, Zero Cpn, 8/08/23 ... $ 563 $ 538
4980478.SQ.FTS.B, Zero Cpn, 8/08/23 ... 1,322 1,258
4980482.SQ.FTS.B, Zero Cpn, 8/08/23 ... 1,542 1,480
4980502.SQ.FTS.B, Zero Cpn, 8/08/23 ... 10,560 9,994
4980568.SQ.FTS.B, Zero Cpn, 8/08/23 ... 1,370 1,306
4980579.SQ.FTS.B, Zero Cpn, 8/08/23 ... 4,931 4,699
4980617.SQ.FTS.B, Zero Cpn, 8/08/23 ... 8,013 7,705
4980701.SQ.FTS.B, Zero Cpn, 8/08/23 ... 5,617 5,397
4980756.SQ.FTS.B, Zero Cpn, 8/08/23 ... 5,676 5,440
4980769.SQ.FTS.B, Zero Cpn, 8/08/23 ... 12,544 12,036
4980876.SQ.FTS.B, Zero Cpn, 8/08/23 ... 3,442 3,244
4980897.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,064 1,974
4980909.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,808 2,700
4980957.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,936 2,821
4980976.SQ.FTS.B, Zero Cpn, 8/08/23 ... 7,003 6,682
4981063.SQ.FTS.B, Zero Cpn, 8/08/23 ... 23,167 22,281
4981159.SQ.FTS.B, Zero Cpn, 8/09/23 ... 3,183 2,443
4981214.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,208 1,160
4981228.SQ.FTS.B, Zero Cpn, 8/09/23 ... 6,511 6,196
4981276.SQ.FTS.B, Zero Cpn, 8/09/23 ... 14,644 13,956
4981400.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,609 1,501
4981403.SQ.FTS.B, Zero Cpn, 8/09/23 ... 10,909 10,275
4981531.SQ.FTS.B, Zero Cpn, 8/09/23 ... 18,918 18,128
4981755.SQ.FTS.B, Zero Cpn, 8/09/23 ... 4,626 3,736
4981815.SQ.FTS.B, Zero Cpn, 8/09/23 ... 4,865 4,639
4981853.SQ.FTS.B, Zero Cpn, 8/09/23 ... 4,328 3,921
4981893.SQ.FTS.B, Zero Cpn, 8/09/23 ... 2,501 2,396
4981928.SQ.FTS.B, Zero Cpn, 8/09/23 ... 4,044 3,874
4981981.SQ.FTS.B, Zero Cpn, 8/09/23 ... 5,072 4,697
4982021.SQ.FTS.B, Zero Cpn, 8/09/23 ... 4,847 4,482
4982072.SQ.FTS.B, Zero Cpn, 8/09/23 ... 7,730 7,333
4982187.SQ.FTS.B, Zero Cpn, 8/09/23 ... 14,843 13,989
4982386.SQ.FTS.B, Zero Cpn, 8/09/23 ... 6,970 6,581
4982458.SQ.FTS.B, Zero Cpn, 8/09/23 ... 2,477 2,386
4982513.SQ.FTS.B, Zero Cpn, 8/09/23 ... 5,395 5,216
4982568.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,458 1,398
4982575.SQ.FTS.B, Zero Cpn, 8/09/23 ... 7,129 6,904
4982682.SQ.FTS.B, Zero Cpn, 8/09/23 ... 3,401 3,262
4982738.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,209 1,168
4982793.SQ.FTS.B, Zero Cpn, 8/09/23 ... 32,793 31,423
4983108.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,166 1,075
4983113.SQ.FTS.B, Zero Cpn, 8/09/23 ... 20,535 19,545
4983321.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,675 1,608
4984869.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,247 1,195
4984885.SQ.FTS.B, Zero Cpn, 8/10/23 ... 3,302 3,149
4984935.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,852 2,142
4984948.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,889 1,764
4984958.SQ.FTS.B, Zero Cpn, 8/10/23 ... 6,413 5,948
4984980.SQ.FTS.B, Zero Cpn, 8/10/23 ... 592 545
4984983.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,763 1,650
4984998.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,435 2,331
4985007.SQ.FTS.B, Zero Cpn, 8/10/23 ... 8,169 7,755
4985040.SQ.FTS.B, Zero Cpn, 8/10/23 ... 5,974 5,721
4985077.SQ.FTS.B, Zero Cpn, 8/10/23 ... 6,655 6,397
4985145.SQ.FTS.B, Zero Cpn, 8/10/23 ... 20,886 20,099
4985546.SQ.FTS.B, Zero Cpn, 8/10/23 ... 8,221 7,878
4985678.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,100 1,054
4985730.SQ.FTS.B, Zero Cpn, 8/10/23 ... 5,552 5,316
Description
Principal
Amount Value
Block, Inc. (continued)
4985819.SQ.FTS.B, Zero Cpn, 8/10/23 ... $ 10,082 $ 9,671
4985962.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,328 2,231
4985982.SQ.FTS.B, Zero Cpn, 8/10/23 ... 7,257 6,951
4986074.SQ.FTS.B, Zero Cpn, 8/10/23 ... 934 891
4986111.SQ.FTS.B, Zero Cpn, 8/10/23 ... 920 842
4986112.SQ.FTS.B, Zero Cpn, 8/10/23 ... 731 680
4986119.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,283 2,178
4986141.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,362 1,302
4986175.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,936 2,640
4986257.SQ.FTS.B, Zero Cpn, 8/10/23 ... 6,102 5,844
4986355.SQ.FTS.B, Zero Cpn, 8/10/23 ... 9,448 7,095
4986443.SQ.FTS.B, Zero Cpn, 8/10/23 ... 801 742
4986449.SQ.FTS.B, Zero Cpn, 8/10/23 ... 5,995 5,664
4986539.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,032 988
4986561.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,359 2,207
4986630.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,291 2,202
4986674.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,092 1,037
4986696.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,287 2,186
4986758.SQ.FTS.B, Zero Cpn, 8/10/23 ... 539 521
4986779.SQ.FTS.B, Zero Cpn, 8/10/23 ... 682 659
4986800.SQ.FTS.B, Zero Cpn, 8/10/23 ... 3,366 3,223
4986863.SQ.FTS.B, Zero Cpn, 8/10/23 ... 5,023 4,699
4986907.SQ.FTS.B, Zero Cpn, 8/10/23 ... 4,170 3,995
4986955.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,249 2,156
4986998.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,678 2,569
4987061.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,734 2,486
4987092.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,607 1,527
4987112.SQ.FTS.B, Zero Cpn, 8/10/23 ... 2,446 2,343
4987164.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,197 1,133
4987195.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,453 1,371
4987213.SQ.FTS.B, Zero Cpn, 8/11/23 ... 10,128 8,457
4987321.SQ.FTS.B, Zero Cpn, 8/11/23 ... 2,184 2,099
4987357.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,276 1,176
4987375.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,633 1,556
4987388.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,021 978
4987414.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,960 1,807
4987437.SQ.FTS.B, Zero Cpn, 8/11/23 ... 3,695 3,594
4987494.SQ.FTS.B, Zero Cpn, 8/11/23 ... 2,392 2,296
4987503.SQ.FTS.B, Zero Cpn, 8/11/23 ... 19,975 18,884
4987661.SQ.FTS.B, Zero Cpn, 8/11/23 ... 20,252 19,105
4987931.SQ.FTS.B, Zero Cpn, 8/11/23 ... 6,013 5,760
4988015.SQ.FTS.B, Zero Cpn, 8/11/23 ... 3,327 3,202
4988102.SQ.FTS.B, Zero Cpn, 8/11/23 ... 978 936
4988146.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,182 1,132
4988194.SQ.FTS.B, Zero Cpn, 8/11/23 ... 2,391 2,301
4988312.SQ.FTS.B, Zero Cpn, 8/11/23 ... 7,420 6,978
4988723.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,809 1,733
4988816.SQ.FTS.B, Zero Cpn, 8/11/23 ... 283 274
4988843.SQ.FTS.B, Zero Cpn, 8/11/23 ... 4,279 4,128
4989079.SQ.FTS.B, Zero Cpn, 8/11/23 ... 7,832 7,500
4989295.SQ.FTS.B, Zero Cpn, 8/11/23 ... 701 661
4989352.SQ.FTS.B, Zero Cpn, 8/11/23 ... 4,860 4,662
4989437.SQ.FTS.B, Zero Cpn, 8/11/23 ... 152 146
4989442.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,137 1,019
4989451.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,293 1,218
4989516.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,308 1,260
4989550.SQ.FTS.B, Zero Cpn, 8/11/23 ... 3,541 3,429
4989667.SQ.FTS.B, Zero Cpn, 8/11/23 ... 34,032 32,588

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4990019.SQ.FTS.B, Zero Cpn, 8/11/23 ... $ 55,622 $ 53,280
4990354.SQ.FTS.B, Zero Cpn, 8/12/23 ... 11,462 10,692
4990394.SQ.FTS.B, Zero Cpn, 8/12/23 ... 4,402 4,214
4990411.SQ.FTS.B, Zero Cpn, 8/12/23 ... 2,039 1,908
4990418.SQ.FTS.B, Zero Cpn, 8/12/23 ... 47,250 40,935
4990588.SQ.FTS.B, Zero Cpn, 8/12/23 ... 3,958 3,777
4990602.SQ.FTS.B, Zero Cpn, 8/12/23 ... 4,476 4,285
4990625.SQ.FTS.B, Zero Cpn, 8/12/23 ... 2,902 2,416
4990639.SQ.FTS.B, Zero Cpn, 8/12/23 ... 984 823
4990643.SQ.FTS.B, Zero Cpn, 8/12/23 ... 4,444 4,256
4990668.SQ.FTS.B, Zero Cpn, 8/12/23 ... 1,864 1,786
4990699.SQ.FTS.B, Zero Cpn, 8/12/23 ... 1,675 1,565
4990710.SQ.FTS.B, Zero Cpn, 8/12/23 ... 4,841 4,650
4990738.SQ.FTS.B, Zero Cpn, 8/12/23 ... 8,475 8,115
4990781.SQ.FTS.B, Zero Cpn, 8/12/23 ... 932 862
4990783.SQ.FTS.B, Zero Cpn, 8/12/23 ... 8,745 8,171
4990838.SQ.FTS.B, Zero Cpn, 8/12/23 ... 15,834 14,947
4990889.SQ.FTS.B, Zero Cpn, 8/12/23 ... 12,699 11,916
4990943.SQ.FTS.B, Zero Cpn, 8/12/23 ... 13,995 13,404
4991024.SQ.FTS.B, Zero Cpn, 8/13/23 ... 5,812 5,566
4991054.SQ.FTS.B, Zero Cpn, 8/13/23 ... 2,487 2,383
4991071.SQ.FTS.B, Zero Cpn, 8/13/23 ... 2,774 2,611
4991083.SQ.FTS.B, Zero Cpn, 8/13/23 ... 615 594
4991184.SQ.FTS.B, Zero Cpn, 8/13/23 ... 7,947 7,429
4991228.SQ.FTS.B, Zero Cpn, 8/13/23 ... 9,490 9,057
4991262.SQ.FTS.B, Zero Cpn, 8/13/23 ... 8,990 8,169
4991303.SQ.FTS.B, Zero Cpn, 8/13/23 ... 838 527
4991308.SQ.FTS.B, Zero Cpn, 8/13/23 ... 2,628 2,490
4991331.SQ.FTS.B, Zero Cpn, 8/13/23 ... 3,255 3,104
4991354.SQ.FTS.B, Zero Cpn, 8/13/23 ... 8,336 8,006
4991421.SQ.FTS.B, Zero Cpn, 8/13/23 ... 518 501
4991429.SQ.FTS.B, Zero Cpn, 8/13/23 ... 799 776
4991437.SQ.FTS.B, Zero Cpn, 8/13/23 ... 1,245 1,175
4991440.SQ.FTS.B, Zero Cpn, 8/13/23 ... 5,742 5,498
4991469.SQ.FTS.B, Zero Cpn, 8/13/23 ... 1,164 1,100
4991474.SQ.FTS.B, Zero Cpn, 8/13/23 ... 3,144 2,993
4991496.SQ.FTS.B, Zero Cpn, 8/13/23 ... 7,788 7,415
4991536.SQ.FTS.B, Zero Cpn, 8/13/23 ... 20,819 19,835
4992005.SQ.FTS.B, Zero Cpn, 8/14/23 ... 21,825 20,880
4992363.SQ.FTS.B, Zero Cpn, 8/14/23 ... 20,154 19,028
4992524.SQ.FTS.B, Zero Cpn, 8/14/23 ... 711 683
4992534.SQ.FTS.B, Zero Cpn, 8/14/23 ... 9,416 8,449
4992579.SQ.FTS.B, Zero Cpn, 8/14/23 ... 789 756
4992613.SQ.FTS.B, Zero Cpn, 8/14/23 ... 392 371
4992621.SQ.FTS.B, Zero Cpn, 8/14/23 ... 4,482 4,247
4992639.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,443 1,380
4992687.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,813 1,736
4992698.SQ.FTS.B, Zero Cpn, 8/14/23 ... 8,126 7,753
4992755.SQ.FTS.B, Zero Cpn, 8/14/23 ... 2,640 2,483
4992780.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,156 1,104
4992796.SQ.FTS.B, Zero Cpn, 8/14/23 ... 11,827 11,344
4992910.SQ.FTS.B, Zero Cpn, 8/14/23 ... 2,444 2,348
4992960.SQ.FTS.B, Zero Cpn, 8/14/23 ... 10,458 9,907
4993022.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,926 1,812
4993039.SQ.FTS.B, Zero Cpn, 8/14/23 ... 3,443 3,132
4993042.SQ.FTS.B, Zero Cpn, 8/14/23 ... 17,116 15,790
4993190.SQ.FTS.B, Zero Cpn, 8/14/23 ... 2,398 2,279
4993212.SQ.FTS.B, Zero Cpn, 8/14/23 ... 2,565 2,418
Description
Principal
Amount Value
Block, Inc. (continued)
4993229.SQ.FTS.B, Zero Cpn, 8/14/23 ... $ 4,292 $ 4,123
4993303.SQ.FTS.B, Zero Cpn, 8/14/23 ... 4,034 3,864
4993361.SQ.FTS.B, Zero Cpn, 8/14/23 ... 22,037 20,774
4993701.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,252 1,187
4993714.SQ.FTS.B, Zero Cpn, 8/14/23 ... 977 837
4993828.SQ.FTS.B, Zero Cpn, 8/14/23 ... 12,547 11,630
4993945.SQ.FTS.B, Zero Cpn, 8/14/23 ... 6,297 6,033
4994011.SQ.FTS.B, Zero Cpn, 8/14/23 ... 8,161 7,813
4994055.SQ.FTS.B, Zero Cpn, 8/14/23 ... 25,453 24,373
4994210.SQ.FTS.B, Zero Cpn, 8/14/23 ... 5,313 5,064
4994274.SQ.FTS.B, Zero Cpn, 8/14/23 ... 570 552
4994345.SQ.FTS.B, Zero Cpn, 8/14/23 ... 3,379 3,219
4994355.SQ.FTS.B, Zero Cpn, 8/14/23 ... 23,451 22,451
4994476.SQ.FTS.B, Zero Cpn, 8/14/23 ... 5,868 5,602
4994516.SQ.FTS.B, Zero Cpn, 8/14/23 ... 3,980 3,811
4994535.SQ.FTS.B, Zero Cpn, 8/14/23 ... 19,723 18,923
4994634.SQ.FTS.B, Zero Cpn, 8/15/23 ... 747 715
4994655.SQ.FTS.B, Zero Cpn, 8/15/23 ... 9,543 9,137
4994746.SQ.FTS.B, Zero Cpn, 8/15/23 ... 11,114 10,628
4994809.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,066 1,028
4994949.SQ.FTS.B, Zero Cpn, 8/15/23 ... 501 465
4994954.SQ.FTS.B, Zero Cpn, 8/15/23 ... 961 924
4994973.SQ.FTS.B, Zero Cpn, 8/15/23 ... 454 406
4994974.SQ.FTS.B, Zero Cpn, 8/15/23 ... 3,624 3,472
4995008.SQ.FTS.B, Zero Cpn, 8/15/23 ... 27,724 25,586
4995212.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,984 1,912
4995235.SQ.FTS.B, Zero Cpn, 8/15/23 ... 5,407 5,047
4995302.SQ.FTS.B, Zero Cpn, 8/15/23 ... 4,422 4,190
4995431.SQ.FTS.B, Zero Cpn, 8/15/23 ... 6,247 5,249
4995583.SQ.FTS.B, Zero Cpn, 8/15/23 ... 5,347 5,115
4996413.SQ.FTS.B, Zero Cpn, 8/15/23 ... 5,802 5,324
4998009.SQ.FTS.B, Zero Cpn, 8/15/23 ... 3,345 3,147
4998343.SQ.FTS.B, Zero Cpn, 8/15/23 ... 4,487 3,944
4998810.SQ.FTS.B, Zero Cpn, 8/15/23 ... 4,244 4,063
4999055.SQ.FTS.B, Zero Cpn, 8/15/23 ... 802 776
4999206.SQ.FTS.B, Zero Cpn, 8/15/23 ... 28,055 26,861
4999973.SQ.FTS.B, Zero Cpn, 8/15/23 ... 6,001 5,724
5000187.SQ.FTS.B, Zero Cpn, 8/15/23 ... 6,104 5,650
5000337.SQ.FTS.B, Zero Cpn, 8/15/23 ... 4,103 3,928
5000435.SQ.FTS.B, Zero Cpn, 8/15/23 ... 513 478
5000461.SQ.FTS.B, Zero Cpn, 8/15/23 ... 3,046 2,926
5000580.SQ.FTS.B, Zero Cpn, 8/15/23 ... 4,412 4,238
5000758.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,971 1,697
5000795.SQ.FTS.B, Zero Cpn, 8/15/23 ... 841 799
5000825.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,512 1,444
5000869.SQ.FTS.B, Zero Cpn, 8/15/23 ... 25,656 24,605
5001697.SQ.FTS.B, Zero Cpn, 8/15/23 ... 14,763 13,818
5002021.SQ.FTS.B, Zero Cpn, 8/15/23 ... 4,657 4,460
5002123.SQ.FTS.B, Zero Cpn, 8/15/23 ... 3,113 2,664
5002242.SQ.FTS.B, Zero Cpn, 8/15/23 ... 2,555 2,451
5002333.SQ.FTS.B, Zero Cpn, 8/15/23 ... 3,475 3,335
5002580.SQ.FTS.B, Zero Cpn, 8/15/23 ... 534 517
5002591.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,752 1,647
5002671.SQ.FTS.B, Zero Cpn, 8/15/23 ... 739 636
5002863.SQ.FTS.B, Zero Cpn, 8/15/23 ... 2,011 1,870
5002917.SQ.FTS.B, Zero Cpn, 8/15/23 ... 5,187 4,975
5003039.SQ.FTS.B, Zero Cpn, 8/15/23 ... 3,432 3,291
5003183.SQ.FTS.B, Zero Cpn, 8/15/23 ... 6,672 6,433

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5003474.SQ.FTS.B, Zero Cpn, 8/15/23 ... $ 12,232 $ 11,472
5003829.SQ.FTS.B, Zero Cpn, 8/15/23 ... 3,312 3,171
5003901.SQ.FTS.B, Zero Cpn, 8/15/23 ... 59,016 56,447
5004219.SQ.FTS.B, Zero Cpn, 8/16/23 ... 5,332 5,047
5004378.SQ.FTS.B, Zero Cpn, 8/16/23 ... 3,262 3,124
5004424.SQ.FTS.B, Zero Cpn, 8/16/23 ... 3,221 2,709
5004476.SQ.FTS.B, Zero Cpn, 8/16/23 ... 812 729
5004509.SQ.FTS.B, Zero Cpn, 8/16/23 ... 8,818 8,446
5004686.SQ.FTS.B, Zero Cpn, 8/16/23 ... 2,167 1,895
5004772.SQ.FTS.B, Zero Cpn, 8/16/23 ... 2,727 2,604
5004833.SQ.FTS.B, Zero Cpn, 8/16/23 ... 11,490 11,036
5005109.SQ.FTS.B, Zero Cpn, 8/16/23 ... 20,891 19,999
5005723.SQ.FTS.B, Zero Cpn, 8/16/23 ... 26,348 25,317
5006625.SQ.FTS.B, Zero Cpn, 8/16/23 ... 2,466 2,363
5006699.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,364 1,309
5006732.SQ.FTS.B, Zero Cpn, 8/16/23 ... 454 431
5006740.SQ.FTS.B, Zero Cpn, 8/16/23 ... 14,957 14,333
5006903.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,093 1,044
5006916.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,951 1,874
5006932.SQ.FTS.B, Zero Cpn, 8/16/23 ... 8,379 7,983
5007025.SQ.FTS.B, Zero Cpn, 8/16/23 ... 4,485 3,934
5007046.SQ.FTS.B, Zero Cpn, 8/16/23 ... 10,979 10,348
5007134.SQ.FTS.B, Zero Cpn, 8/16/23 ... 15,364 14,684
5007309.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,763 1,710
5007365.SQ.FTS.B, Zero Cpn, 8/16/23 ... 8,813 8,440
5007486.SQ.FTS.B, Zero Cpn, 8/16/23 ... 194 188
5007526.SQ.FTS.B, Zero Cpn, 8/16/23 ... 2,365 2,236
5007574.SQ.FTS.B, Zero Cpn, 8/16/23 ... 3,846 3,532
5007644.SQ.FTS.B, Zero Cpn, 8/16/23 ... 459 445
5007682.SQ.FTS.B, Zero Cpn, 8/16/23 ... 2,423 2,306
5007725.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,189 1,151
5007781.SQ.FTS.B, Zero Cpn, 8/16/23 ... 329 314
5007783.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,201 1,109
5007792.SQ.FTS.B, Zero Cpn, 8/16/23 ... 3,968 3,786
5007933.SQ.FTS.B, Zero Cpn, 8/16/23 ... 3,177 3,042
5007978.SQ.FTS.B, Zero Cpn, 8/16/23 ... 902 865
5007997.SQ.FTS.B, Zero Cpn, 8/16/23 ... 11,638 10,910
5008066.SQ.FTS.B, Zero Cpn, 8/16/23 ... 13,832 13,283
5008225.SQ.FTS.B, Zero Cpn, 8/16/23 ... 8,397 8,032
5008325.SQ.FTS.B, Zero Cpn, 8/16/23 ... 58,270 55,539
5015567.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,941 2,836
5015600.SQ.FTS.B, Zero Cpn, 8/17/23 ... 8,151 7,617
5015663.SQ.FTS.B, Zero Cpn, 8/17/23 ... 6,362 5,986
5015714.SQ.FTS.B, Zero Cpn, 8/17/23 ... 5,513 5,059
5015739.SQ.FTS.B, Zero Cpn, 8/17/23 ... 8,602 7,477
5015820.SQ.FTS.B, Zero Cpn, 8/17/23 ... 3,394 3,248
5015843.SQ.FTS.B, Zero Cpn, 8/17/23 ... 3,662 3,504
5015896.SQ.FTS.B, Zero Cpn, 8/17/23 ... 8,069 7,677
5015943.SQ.FTS.B, Zero Cpn, 8/17/23 ... 12,553 11,978
5016072.SQ.FTS.B, Zero Cpn, 8/17/23 ... 8,992 7,609
5016157.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,976 1,920
5016260.SQ.FTS.B, Zero Cpn, 8/17/23 ... 3,465 3,316
5016318.SQ.FTS.B, Zero Cpn, 8/17/23 ... 5,601 5,342
5016548.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,290 2,143
5016651.SQ.FTS.B, Zero Cpn, 8/17/23 ... 960 924
5016847.SQ.FTS.B, Zero Cpn, 8/17/23 ... 5,903 5,649
5017088.SQ.FTS.B, Zero Cpn, 8/17/23 ... 3,116 2,986
5017327.SQ.FTS.B, Zero Cpn, 8/17/23 ... 6,106 5,844
Description
Principal
Amount Value
Block, Inc. (continued)
5017447.SQ.FTS.B, Zero Cpn, 8/17/23 ... $ 1,463 $ 1,339
5017473.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,283 1,228
5017490.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,795 1,720
5017513.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,859 1,781
5017533.SQ.FTS.B, Zero Cpn, 8/17/23 ... 4,967 4,753
5017742.SQ.FTS.B, Zero Cpn, 8/17/23 ... 7,745 7,413
5017858.SQ.FTS.B, Zero Cpn, 8/17/23 ... 3,817 3,655
5017920.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,508 1,266
5017936.SQ.FTS.B, Zero Cpn, 8/17/23 ... 7,554 7,205
5018054.SQ.FTS.B, Zero Cpn, 8/17/23 ... 853 792
5018062.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,848 2,652
5018114.SQ.FTS.B, Zero Cpn, 8/17/23 ... 17,593 16,830
5018400.SQ.FTS.B, Zero Cpn, 8/17/23 ... 8,457 5,931
5018527.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,169 1,117
5018549.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,892 1,823
5018646.SQ.FTS.B, Zero Cpn, 8/17/23 ... 27,446 26,257
5019061.SQ.FTS.B, Zero Cpn, 8/17/23 ... 6,810 6,484
5019129.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,056 989
5019136.SQ.FTS.B, Zero Cpn, 8/17/23 ... 4,704 4,491
5019199.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,346 2,046
5019291.SQ.FTS.B, Zero Cpn, 8/17/23 ... 496 478
5019310.SQ.FTS.B, Zero Cpn, 8/17/23 ... 812 710
5019332.SQ.FTS.B, Zero Cpn, 8/17/23 ... 13,599 13,014
5019624.SQ.FTS.B, Zero Cpn, 8/17/23 ... 789 734
5019644.SQ.FTS.B, Zero Cpn, 8/17/23 ... 3,712 3,530
5019704.SQ.FTS.B, Zero Cpn, 8/17/23 ... 45,394 42,057
5020371.SQ.FTS.B, Zero Cpn, 8/18/23 ... 8,311 7,862
5020493.SQ.FTS.B, Zero Cpn, 8/18/23 ... 7,715 6,829
5020597.SQ.FTS.B, Zero Cpn, 8/18/23 ... 5,260 4,891
5020626.SQ.FTS.B, Zero Cpn, 8/18/23 ... 83,813 80,192
5022957.SQ.FTS.B, Zero Cpn, 8/18/23 ... 3,465 3,316
5023114.SQ.FTS.B, Zero Cpn, 8/18/23 ... 940 888
5023148.SQ.FTS.B, Zero Cpn, 8/18/23 ... 4,144 3,945
5023301.SQ.FTS.B, Zero Cpn, 8/18/23 ... 1,954 1,889
5023344.SQ.FTS.B, Zero Cpn, 8/18/23 ... 1,060 1,018
5023380.SQ.FTS.B, Zero Cpn, 8/18/23 ... 1,120 1,085
5023411.SQ.FTS.B, Zero Cpn, 8/18/23 ... 1,253 881
5023445.SQ.FTS.B, Zero Cpn, 8/18/23 ... 49,636 47,484
5024292.SQ.FTS.B, Zero Cpn, 8/18/23 ... 23,938 22,790
5024633.SQ.FTS.B, Zero Cpn, 8/18/23 ... 2,088 1,998
5024677.SQ.FTS.B, Zero Cpn, 8/18/23 ... 981 912
5024761.SQ.FTS.B, Zero Cpn, 8/18/23 ... 1,475 1,406
5024778.SQ.FTS.B, Zero Cpn, 8/18/23 ... 49,165 46,766
5025542.SQ.FTS.B, Zero Cpn, 8/18/23 ... 25,831 22,171
5025721.SQ.FTS.B, Zero Cpn, 8/18/23 ... 4,396 4,193
5025752.SQ.FTS.B, Zero Cpn, 8/19/23 ... 6,448 3,922
5025775.SQ.FTS.B, Zero Cpn, 8/19/23 ... 4,657 4,458
5025781.SQ.FTS.B, Zero Cpn, 8/19/23 ... 3,954 3,729
5025789.SQ.FTS.B, Zero Cpn, 8/19/23 ... 6,306 6,011
5025806.SQ.FTS.B, Zero Cpn, 8/19/23 ... 26,321 25,014
5025882.SQ.FTS.B, Zero Cpn, 8/19/23 ... 2,996 2,297
5025892.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,174 1,127
5025902.SQ.FTS.B, Zero Cpn, 8/19/23 ... 18,815 15,175
5025981.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,332 1,273
5025991.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,342 1,292
5025997.SQ.FTS.B, Zero Cpn, 8/19/23 ... 9,008 8,237
5026144.SQ.FTS.B, Zero Cpn, 8/19/23 ... 2,537 2,383
5026160.SQ.FTS.B, Zero Cpn, 8/19/23 ... 566 542

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5026167.SQ.FTS.B, Zero Cpn, 8/19/23 ... $ 3,603 $ 3,456
5026195.SQ.FTS.B, Zero Cpn, 8/19/23 ... 2,121 2,057
5026234.SQ.FTS.B, Zero Cpn, 8/19/23 ... 3,448 3,303
5026249.SQ.FTS.B, Zero Cpn, 8/19/23 ... 4,678 4,500
5026295.SQ.FTS.B, Zero Cpn, 8/19/23 ... 4,592 4,409
5026320.SQ.FTS.B, Zero Cpn, 8/19/23 ... 13,545 12,913
5026383.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,958 1,583
5026388.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,564 1,430
5026399.SQ.FTS.B, Zero Cpn, 8/20/23 ... 10,871 10,473
5026482.SQ.FTS.B, Zero Cpn, 8/20/23 ... 576 553
5026490.SQ.FTS.B, Zero Cpn, 8/20/23 ... 2,471 2,356
5026514.SQ.FTS.B, Zero Cpn, 8/20/23 ... 20,171 18,962
5026601.SQ.FTS.B, Zero Cpn, 8/20/23 ... 20,312 19,308
5026706.SQ.FTS.B, Zero Cpn, 8/20/23 ... 464 447
5026712.SQ.FTS.B, Zero Cpn, 8/20/23 ... 9,244 8,844
5026770.SQ.FTS.B, Zero Cpn, 8/20/23 ... 2,019 1,941
5026819.SQ.FTS.B, Zero Cpn, 8/20/23 ... 3,295 3,154
5026832.SQ.FTS.B, Zero Cpn, 8/20/23 ... 1,791 1,683
5026850.SQ.FTS.B, Zero Cpn, 8/20/23 ... 11,619 11,141
5026923.SQ.FTS.B, Zero Cpn, 8/20/23 ... 1,882 1,516
5026934.SQ.FTS.B, Zero Cpn, 8/21/23 ... 3,295 2,539
5026955.SQ.FTS.B, Zero Cpn, 8/21/23 ... 10,626 9,866
5027018.SQ.FTS.B, Zero Cpn, 8/21/23 ... 7,943 6,681
5027044.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,804 1,746
5027076.SQ.FTS.B, Zero Cpn, 8/21/23 ... 3,962 3,780
5027110.SQ.FTS.B, Zero Cpn, 8/21/23 ... 13,364 12,781
5027186.SQ.FTS.B, Zero Cpn, 8/21/23 ... 15,659 14,977
5027279.SQ.FTS.B, Zero Cpn, 8/21/23 ... 489 472
5027281.SQ.FTS.B, Zero Cpn, 8/21/23 ... 2,672 2,539
5027289.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,186 1,135
5027296.SQ.FTS.B, Zero Cpn, 8/21/23 ... 2,242 2,145
5027306.SQ.FTS.B, Zero Cpn, 8/21/23 ... 3,992 3,480
5027325.SQ.FTS.B, Zero Cpn, 8/21/23 ... 704 674
5027328.SQ.FTS.B, Zero Cpn, 8/21/23 ... 2,081 2,013
5027341.SQ.FTS.B, Zero Cpn, 8/21/23 ... 4,250 4,066
5027359.SQ.FTS.B, Zero Cpn, 8/21/23 ... 3,564 3,411
5027373.SQ.FTS.B, Zero Cpn, 8/21/23 ... 8,844 6,865
5027411.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,866 1,747
5027427.SQ.FTS.B, Zero Cpn, 8/21/23 ... 414 400
5027436.SQ.FTS.B, Zero Cpn, 8/21/23 ... 4,300 4,113
5027458.SQ.FTS.B, Zero Cpn, 8/21/23 ... 4,219 4,079
5027483.SQ.FTS.B, Zero Cpn, 8/21/23 ... 2,305 2,197
5027494.SQ.FTS.B, Zero Cpn, 8/21/23 ... 3,437 3,301
5027532.SQ.FTS.B, Zero Cpn, 8/21/23 ... 617 593
5027537.SQ.FTS.B, Zero Cpn, 8/21/23 ... 591 565
5027541.SQ.FTS.B, Zero Cpn, 8/21/23 ... 9,692 9,214
5027590.SQ.FTS.B, Zero Cpn, 8/21/23 ... 828 802
5027597.SQ.FTS.B, Zero Cpn, 8/21/23 ... 8,545 7,447
5027634.SQ.FTS.B, Zero Cpn, 8/21/23 ... 971 860
5027636.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,515 1,454
5027648.SQ.FTS.B, Zero Cpn, 8/21/23 ... 405 382
5027654.SQ.FTS.B, Zero Cpn, 8/21/23 ... 2,120 2,035
5027663.SQ.FTS.B, Zero Cpn, 8/21/23 ... 9,570 9,153
5027718.SQ.FTS.B, Zero Cpn, 8/21/23 ... 6,678 6,410
5027897.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,787 1,670
5027903.SQ.FTS.B, Zero Cpn, 8/22/23 ... 2,382 2,236
5027987.SQ.FTS.B, Zero Cpn, 8/22/23 ... 6,610 6,302
5028116.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,981 1,925
Description
Principal
Amount Value
Block, Inc. (continued)
5028223.SQ.FTS.B, Zero Cpn, 8/22/23 ... $ 9,649 $ 9,229
5028492.SQ.FTS.B, Zero Cpn, 8/22/23 ... 31,870 30,510
5029672.SQ.FTS.B, Zero Cpn, 8/22/23 ... 2,843 2,710
5029736.SQ.FTS.B, Zero Cpn, 8/22/23 ... 18,608 17,723
5029950.SQ.FTS.B, Zero Cpn, 8/22/23 ... 3,451 3,302
5030021.SQ.FTS.B, Zero Cpn, 8/22/23 ... 896 816
5030030.SQ.FTS.B, Zero Cpn, 8/22/23 ... 11,434 10,988
5030129.SQ.FTS.B, Zero Cpn, 8/22/23 ... 14,526 13,918
5030266.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,682 1,603
5030271.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,620 1,567
5030309.SQ.FTS.B, Zero Cpn, 8/22/23 ... 4,370 4,180
5030365.SQ.FTS.B, Zero Cpn, 8/22/23 ... 3,787 3,190
5030392.SQ.FTS.B, Zero Cpn, 8/22/23 ... 13,163 12,563
5030488.SQ.FTS.B, Zero Cpn, 8/22/23 ... 705 679
5030574.SQ.FTS.B, Zero Cpn, 8/22/23 ... 3,346 3,201
5030640.SQ.FTS.B, Zero Cpn, 8/22/23 ... 10,327 9,879
5030759.SQ.FTS.B, Zero Cpn, 8/22/23 ... 2,926 2,800
5030831.SQ.FTS.B, Zero Cpn, 8/22/23 ... 5,666 4,804
5030905.SQ.FTS.B, Zero Cpn, 8/22/23 ... 6,288 5,940
5030956.SQ.FTS.B, Zero Cpn, 8/22/23 ... 311 297
5030958.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,303 1,158
5030982.SQ.FTS.B, Zero Cpn, 8/22/23 ... 4,135 3,972
5031032.SQ.FTS.B, Zero Cpn, 8/22/23 ... 7,444 7,145
5031131.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,038 963
5031140.SQ.FTS.B, Zero Cpn, 8/22/23 ... 17,640 16,512
5031253.SQ.FTS.B, Zero Cpn, 8/22/23 ... 2,597 2,185
5031312.SQ.FTS.B, Zero Cpn, 8/22/23 ... 6,244 5,897
5031370.SQ.FTS.B, Zero Cpn, 8/22/23 ... 2,325 2,202
5031402.SQ.FTS.B, Zero Cpn, 8/22/23 ... 5,393 5,159
5031471.SQ.FTS.B, Zero Cpn, 8/22/23 ... 5,258 4,305
5031501.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,114 1,040
5031503.SQ.FTS.B, Zero Cpn, 8/22/23 ... 6,409 5,769
5031582.SQ.FTS.B, Zero Cpn, 8/22/23 ... 7,072 6,822
5031708.SQ.FTS.B, Zero Cpn, 8/22/23 ... 6,921 6,624
5031823.SQ.FTS.B, Zero Cpn, 8/22/23 ... 3,708 3,558
5031880.SQ.FTS.B, Zero Cpn, 8/22/23 ... 4,459 4,289
5031927.SQ.FTS.B, Zero Cpn, 8/22/23 ... 9,428 9,018
5031999.SQ.FTS.B, Zero Cpn, 8/23/23 ... 6,977 6,676
5032102.SQ.FTS.B, Zero Cpn, 8/23/23 ... 21,641 20,417
5032361.SQ.FTS.B, Zero Cpn, 8/23/23 ... 8,078 7,677
5032478.SQ.FTS.B, Zero Cpn, 8/23/23 ... 41,582 39,594
5032908.SQ.FTS.B, Zero Cpn, 8/23/23 ... 774 739
5032929.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,062 974
5032944.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,181 1,123
5032959.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,323 1,226
5032980.SQ.FTS.B, Zero Cpn, 8/23/23 ... 2,425 2,310
5033014.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,159 2,998
5033100.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,853 1,772
5033148.SQ.FTS.B, Zero Cpn, 8/23/23 ... 220 213
5033157.SQ.FTS.B, Zero Cpn, 8/23/23 ... 5,373 5,118
5033875.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,751 1,527
5033901.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,959 1,874
5033958.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,967 1,881
5033997.SQ.FTS.B, Zero Cpn, 8/23/23 ... 10,376 9,908
5034149.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,687 2,548
5034192.SQ.FTS.B, Zero Cpn, 8/23/23 ... 7,003 6,769
5034297.SQ.FTS.B, Zero Cpn, 8/23/23 ... 6,299 5,735
5034354.SQ.FTS.B, Zero Cpn, 8/23/23 ... 15,471 14,798

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5034599.SQ.FTS.B, Zero Cpn, 8/23/23 ... $ 63,551 $ 60,820
5035256.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,375 3,114
5035300.SQ.FTS.B, Zero Cpn, 8/23/23 ... 15,679 14,921
5035401.SQ.FTS.B, Zero Cpn, 8/23/23 ... 39,493 37,687
5035652.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,452 1,389
5035669.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,374 3,103
5035700.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,011 965
5035713.SQ.FTS.B, Zero Cpn, 8/23/23 ... 66,506 63,446
5036110.SQ.FTS.B, Zero Cpn, 8/23/23 ... 5,769 5,226
5037757.SQ.FTS.B, Zero Cpn, 8/24/23 ... 6,757 6,470
5037826.SQ.FTS.B, Zero Cpn, 8/24/23 ... 3,845 3,640
5037853.SQ.FTS.B, Zero Cpn, 8/24/23 ... 1,609 1,540
5037877.SQ.FTS.B, Zero Cpn, 8/24/23 ... 61,779 59,014
5038445.SQ.FTS.B, Zero Cpn, 8/24/23 ... 2,866 2,721
5038467.SQ.FTS.B, Zero Cpn, 8/24/23 ... 12,778 12,216
5038650.SQ.FTS.B, Zero Cpn, 8/24/23 ... 5,592 5,346
5038681.SQ.FTS.B, Zero Cpn, 8/24/23 ... 54 52
5038686.SQ.FTS.B, Zero Cpn, 8/24/23 ... 11,884 11,145
5038825.SQ.FTS.B, Zero Cpn, 8/24/23 ... 5,954 5,692
5038904.SQ.FTS.B, Zero Cpn, 8/24/23 ... 12,861 10,187
5039021.SQ.FTS.B, Zero Cpn, 8/24/23 ... 7,821 7,374
5039090.SQ.FTS.B, Zero Cpn, 8/24/23 ... 104,054 89,812
5039744.SQ.FTS.B, Zero Cpn, 8/24/23 ... 2,571 2,463
5039798.SQ.FTS.B, Zero Cpn, 8/24/23 ... 20,286 19,482
5040032.SQ.FTS.B, Zero Cpn, 8/24/23 ... 10,575 9,919
5040123.SQ.FTS.B, Zero Cpn, 8/24/23 ... 7,806 7,379
5040180.SQ.FTS.B, Zero Cpn, 8/24/23 ... 4,943 4,726
5040203.SQ.FTS.B, Zero Cpn, 8/24/23 ... 11,934 10,814
5040277.SQ.FTS.B, Zero Cpn, 8/24/23 ... 3,713 3,550
5040322.SQ.FTS.B, Zero Cpn, 8/24/23 ... 64,418 61,744
5040636.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,361 2,262
5040665.SQ.FTS.B, Zero Cpn, 8/25/23 ... 4,325 4,156
5040733.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,266 2,166
5040777.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,673 1,583
5040793.SQ.FTS.B, Zero Cpn, 8/25/23 ... 835 787
5040803.SQ.FTS.B, Zero Cpn, 8/25/23 ... 893 856
5040822.SQ.FTS.B, Zero Cpn, 8/25/23 ... 4,674 4,447
5040879.SQ.FTS.B, Zero Cpn, 8/25/23 ... 14,613 12,980
5041019.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,564 2,452
5041029.SQ.FTS.B, Zero Cpn, 8/25/23 ... 12,655 12,097
5041133.SQ.FTS.B, Zero Cpn, 8/25/23 ... 3,175 3,036
5041179.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,157 2,080
5041226.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,188 1,101
5041229.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,472 1,410
5041301.SQ.FTS.B, Zero Cpn, 8/25/23 ... 4,840 4,651
5041405.SQ.FTS.B, Zero Cpn, 8/25/23 ... 4,946 4,718
5041520.SQ.FTS.B, Zero Cpn, 8/25/23 ... 9,535 9,114
5041812.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,120 2,017
5041851.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,943 1,858
5041867.SQ.FTS.B, Zero Cpn, 8/25/23 ... 13,956 13,350
5042043.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,202 1,134
5042065.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,476 2,186
5042089.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,487 1,391
5042096.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,129 1,045
5042100.SQ.FTS.B, Zero Cpn, 8/25/23 ... 39,058 37,139
5042475.SQ.FTS.B, Zero Cpn, 8/25/23 ... 3,634 3,478
5042510.SQ.FTS.B, Zero Cpn, 8/25/23 ... 5,482 5,170
5042569.SQ.FTS.B, Zero Cpn, 8/25/23 ... 5,360 5,150
Description
Principal
Amount Value
Block, Inc. (continued)
5042646.SQ.FTS.B, Zero Cpn, 8/25/23 ... $ 9,044 $ 8,615
5042751.SQ.FTS.B, Zero Cpn, 8/25/23 ... 773 732
5042757.SQ.FTS.B, Zero Cpn, 8/25/23 ... 45,846 43,592
5043092.SQ.FTS.B, Zero Cpn, 8/25/23 ... 4,319 4,132
5043125.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,097 1,943
5043135.SQ.FTS.B, Zero Cpn, 8/25/23 ... 3,055 2,883
5043156.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,300 2,182
5043177.SQ.FTS.B, Zero Cpn, 8/25/23 ... 4,042 3,864
5043195.SQ.FTS.B, Zero Cpn, 8/25/23 ... 8,183 7,821
5043267.SQ.FTS.B, Zero Cpn, 8/25/23 ... 733 677
5043269.SQ.FTS.B, Zero Cpn, 8/25/23 ... 730 696
5043273.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,898 2,770
5043279.SQ.FTS.B, Zero Cpn, 8/25/23 ... 3,548 3,357
5043297.SQ.FTS.B, Zero Cpn, 8/25/23 ... 37,918 34,105
5043339.SQ.FTS.B, Zero Cpn, 8/26/23 ... 17,175 15,932
5043417.SQ.FTS.B, Zero Cpn, 8/26/23 ... 2,711 2,601
5043427.SQ.FTS.B, Zero Cpn, 8/26/23 ... 21,810 20,852
5043500.SQ.FTS.B, Zero Cpn, 8/26/23 ... 1,789 1,727
5043522.SQ.FTS.B, Zero Cpn, 8/26/23 ... 549 526
5043528.SQ.FTS.B, Zero Cpn, 8/26/23 ... 1,699 1,623
5043542.SQ.FTS.B, Zero Cpn, 8/26/23 ... 10,897 10,222
5043602.SQ.FTS.B, Zero Cpn, 8/26/23 ... 12,129 11,594
5043665.SQ.FTS.B, Zero Cpn, 8/26/23 ... 767 731
5043674.SQ.FTS.B, Zero Cpn, 8/26/23 ... 2,918 2,775
5043696.SQ.FTS.B, Zero Cpn, 8/26/23 ... 8,827 8,436
5043747.SQ.FTS.B, Zero Cpn, 8/26/23 ... 8,009 7,656
5043783.SQ.FTS.B, Zero Cpn, 8/26/23 ... 2,385 2,019
5043793.SQ.FTS.B, Zero Cpn, 8/26/23 ... 13,011 12,043
5043874.SQ.FTS.B, Zero Cpn, 8/26/23 ... 2,072 2,000
5043897.SQ.FTS.B, Zero Cpn, 8/26/23 ... 1,872 1,779
5043906.SQ.FTS.B, Zero Cpn, 8/26/23 ... 3,565 3,363
5043938.SQ.FTS.B, Zero Cpn, 8/26/23 ... 16,703 15,884
5044057.SQ.FTS.B, Zero Cpn, 8/27/23 ... 2,553 2,428
5044067.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,320 1,260
5044089.SQ.FTS.B, Zero Cpn, 8/27/23 ... 6,518 6,231
5044123.SQ.FTS.B, Zero Cpn, 8/27/23 ... 2,322 2,209
5044135.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,524 1,447
5044146.SQ.FTS.B, Zero Cpn, 8/27/23 ... 2,007 1,891
5044162.SQ.FTS.B, Zero Cpn, 8/27/23 ... 2,057 1,923
5044176.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,561 1,096
5044184.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,122 1,078
5044194.SQ.FTS.B, Zero Cpn, 8/27/23 ... 5,057 4,802
5044227.SQ.FTS.B, Zero Cpn, 8/27/23 ... 4,251 4,063
5044254.SQ.FTS.B, Zero Cpn, 8/27/23 ... 423 407
5044258.SQ.FTS.B, Zero Cpn, 8/27/23 ... 27,083 25,477
5044401.SQ.FTS.B, Zero Cpn, 8/27/23 ... 390 367
5044404.SQ.FTS.B, Zero Cpn, 8/27/23 ... 2,202 1,649
5044414.SQ.FTS.B, Zero Cpn, 8/27/23 ... 16,297 15,359
5044518.SQ.FTS.B, Zero Cpn, 8/27/23 ... 2,089 1,972
5044530.SQ.FTS.B, Zero Cpn, 8/27/23 ... 9,341 8,879
5044585.SQ.FTS.B, Zero Cpn, 8/27/23 ... 3,045 2,914
5044623.SQ.FTS.B, Zero Cpn, 8/27/23 ... 13,707 13,099
5044781.SQ.FTS.B, Zero Cpn, 8/28/23 ... 574 519
5044794.SQ.FTS.B, Zero Cpn, 8/28/23 ... 8,892 7,895
5044990.SQ.FTS.B, Zero Cpn, 8/28/23 ... 7,541 7,222
5045305.SQ.FTS.B, Zero Cpn, 8/28/23 ... 5,028 4,806
5045429.SQ.FTS.B, Zero Cpn, 8/28/23 ... 5,132 4,918
5045548.SQ.FTS.B, Zero Cpn, 8/28/23 ... 521 364

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5045551.SQ.FTS.B, Zero Cpn, 8/28/23 ... $ 5,116 $ 4,906
5045662.SQ.FTS.B, Zero Cpn, 8/28/23 ... 2,040 1,733
5045690.SQ.FTS.B, Zero Cpn, 8/28/23 ... 1,388 1,324
5045729.SQ.FTS.B, Zero Cpn, 8/28/23 ... 1,965 1,879
5045751.SQ.FTS.B, Zero Cpn, 8/28/23 ... 6,105 5,800
5045863.SQ.FTS.B, Zero Cpn, 8/28/23 ... 1,125 1,001
5045875.SQ.FTS.B, Zero Cpn, 8/28/23 ... 5,731 5,483
5045925.SQ.FTS.B, Zero Cpn, 8/28/23 ... 4,122 3,916
5045958.SQ.FTS.B, Zero Cpn, 8/28/23 ... 8,582 7,950
5046040.SQ.FTS.B, Zero Cpn, 8/28/23 ... 5,338 5,129
5046136.SQ.FTS.B, Zero Cpn, 8/28/23 ... 6,601 6,287
5047248.SQ.FTS.B, Zero Cpn, 8/28/23 ... 359 342
5047252.SQ.FTS.B, Zero Cpn, 8/28/23 ... 7,593 7,180
5047314.SQ.FTS.B, Zero Cpn, 8/28/23 ... 802 744
5047321.SQ.FTS.B, Zero Cpn, 8/28/23 ... 10,304 9,718
5047433.SQ.FTS.B, Zero Cpn, 8/28/23 ... 2,582 2,391
5047455.SQ.FTS.B, Zero Cpn, 8/28/23 ... 3,320 3,080
5047492.SQ.FTS.B, Zero Cpn, 8/28/23 ... 22,850 21,771
5047878.SQ.FTS.B, Zero Cpn, 8/28/23 ... 2,680 2,560
5047895.SQ.FTS.B, Zero Cpn, 8/28/23 ... 2,229 2,118
5047948.SQ.FTS.B, Zero Cpn, 9/01/23 ... 23,027 22,006
5048071.SQ.FTS.B, Zero Cpn, 9/01/23 ... 3,953 3,726
5048081.SQ.FTS.B, Zero Cpn, 9/01/23 ... 4,164 3,875
5048099.SQ.FTS.B, Zero Cpn, 9/01/23 ... 8,546 8,179
5048154.SQ.FTS.B, Zero Cpn, 9/01/23 ... 3,613 3,460
5048173.SQ.FTS.B, Zero Cpn, 9/01/23 ... 7,215 6,918
5048221.SQ.FTS.B, Zero Cpn, 9/01/23 ... 5,024 4,763
5048246.SQ.FTS.B, Zero Cpn, 9/01/23 ... 13,463 12,875
5048359.SQ.FTS.B, Zero Cpn, 9/01/23 ... 2,963 2,842
5048398.SQ.FTS.B, Zero Cpn, 9/01/23 ... 21,992 19,082
5048558.SQ.FTS.B, Zero Cpn, 9/01/23 ... 2,015 1,833
5048582.SQ.FTS.B, Zero Cpn, 9/01/23 ... 11,980 11,170
5048731.SQ.FTS.B, Zero Cpn, 9/01/23 ... 6,485 6,218
5048815.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,068 946
5048817.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,572 1,457
5048866.SQ.FTS.B, Zero Cpn, 9/01/23 ... 2,797 2,652
5048925.SQ.FTS.B, Zero Cpn, 9/01/23 ... 25,030 23,891
5049555.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,065 1,018
5049567.SQ.FTS.B, Zero Cpn, 9/01/23 ... 8,275 7,858
5049670.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,680 1,589
5049681.SQ.FTS.B, Zero Cpn, 9/01/23 ... 969 823
5049703.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,744 1,667
5049736.SQ.FTS.B, Zero Cpn, 9/01/23 ... 895 850
5049743.SQ.FTS.B, Zero Cpn, 9/01/23 ... 14,559 13,931
5049867.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,252 1,179
5049875.SQ.FTS.B, Zero Cpn, 9/01/23 ... 2,817 2,688
5049899.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,062 975
5049908.SQ.FTS.B, Zero Cpn, 9/01/23 ... 869 835
5049911.SQ.FTS.B, Zero Cpn, 9/01/23 ... 988 948
5049924.SQ.FTS.B, Zero Cpn, 9/01/23 ... 784 755
5049935.SQ.FTS.B, Zero Cpn, 9/01/23 ... 7,630 6,757
5050020.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,138 1,071
5050035.SQ.FTS.B, Zero Cpn, 9/01/23 ... 2,816 2,691
5050062.SQ.FTS.B, Zero Cpn, 9/01/23 ... 3,337 3,189
5050110.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,222 1,131
5050115.SQ.FTS.B, Zero Cpn, 9/01/23 ... 14,752 14,169
5050339.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,653 1,574
5050358.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,274 1,213
Description
Principal
Amount Value
Block, Inc. (continued)
5050391.SQ.FTS.B, Zero Cpn, 9/01/23 ... $ 561 $ 506
5050394.SQ.FTS.B, Zero Cpn, 9/01/23 ... 14,712 12,010
5050533.SQ.FTS.B, Zero Cpn, 9/01/23 ... 15,690 15,022
5050682.SQ.FTS.B, Zero Cpn, 9/01/23 ... 57,672 55,136
5051201.SQ.FTS.B, Zero Cpn, 9/02/23 ... 8,670 8,285
5051259.SQ.FTS.B, Zero Cpn, 9/02/23 ... 6,209 5,914
5051278.SQ.FTS.B, Zero Cpn, 9/02/23 ... 10,244 9,778
5051319.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,141 2,038
5051326.SQ.FTS.B, Zero Cpn, 9/02/23 ... 3,628 3,391
5051342.SQ.FTS.B, Zero Cpn, 9/02/23 ... 10,865 10,385
5051410.SQ.FTS.B, Zero Cpn, 9/02/23 ... 4,345 4,152
5051453.SQ.FTS.B, Zero Cpn, 9/02/23 ... 14,560 13,840
5051523.SQ.FTS.B, Zero Cpn, 9/02/23 ... 3,738 3,524
5051538.SQ.FTS.B, Zero Cpn, 9/02/23 ... 848 793
5051546.SQ.FTS.B, Zero Cpn, 9/02/23 ... 52,879 50,201
5051850.SQ.FTS.B, Zero Cpn, 9/02/23 ... 4,981 4,708
5051869.SQ.FTS.B, Zero Cpn, 9/02/23 ... 1,456 1,382
5051875.SQ.FTS.B, Zero Cpn, 9/02/23 ... 37,978 36,039
5052260.SQ.FTS.B, Zero Cpn, 9/02/23 ... 10,317 9,862
5052420.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,181 2,070
5052448.SQ.FTS.B, Zero Cpn, 9/02/23 ... 30,010 28,335
5052776.SQ.FTS.B, Zero Cpn, 9/02/23 ... 1,369 1,294
5052788.SQ.FTS.B, Zero Cpn, 9/02/23 ... 14,329 13,810
5052934.SQ.FTS.B, Zero Cpn, 9/02/23 ... 10,494 9,972
5053149.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,065 1,984
5053176.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,041 1,955
5053205.SQ.FTS.B, Zero Cpn, 9/02/23 ... 17,591 15,282
5053322.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,943 2,812
5053352.SQ.FTS.B, Zero Cpn, 9/02/23 ... 11,415 10,783
5053488.SQ.FTS.B, Zero Cpn, 9/02/23 ... 17,063 16,395
5053677.SQ.FTS.B, Zero Cpn, 9/02/23 ... 11,174 10,451
5053755.SQ.FTS.B, Zero Cpn, 9/02/23 ... 8,851 8,458
5053830.SQ.FTS.B, Zero Cpn, 9/02/23 ... 4,861 4,616
5053860.SQ.FTS.B, Zero Cpn, 9/02/23 ... 15,615 14,833
5053940.SQ.FTS.B, Zero Cpn, 9/02/23 ... 1,850 1,456
5053949.SQ.FTS.B, Zero Cpn, 9/02/23 ... 1,485 1,394
5053958.SQ.FTS.B, Zero Cpn, 9/02/23 ... 3,142 3,003
5053995.SQ.FTS.B, Zero Cpn, 9/02/23 ... 32,422 30,987
5055853.SQ.FTS.B, Zero Cpn, 9/03/23 ... 4,931 4,641
5055908.SQ.FTS.B, Zero Cpn, 9/03/23 ... 9,521 9,121
5055994.SQ.FTS.B, Zero Cpn, 9/03/23 ... 6,284 5,712
5056046.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,908 2,719
5056065.SQ.FTS.B, Zero Cpn, 9/03/23 ... 688 655
5056067.SQ.FTS.B, Zero Cpn, 9/03/23 ... 6,042 5,635
5056086.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,317 1,267
5056094.SQ.FTS.B, Zero Cpn, 9/03/23 ... 7,416 7,103
5056154.SQ.FTS.B, Zero Cpn, 9/03/23 ... 6,292 5,999
5056227.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,089 1,048
5056268.SQ.FTS.B, Zero Cpn, 9/03/23 ... 7,860 7,510
5056366.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,489 1,338
5056393.SQ.FTS.B, Zero Cpn, 9/03/23 ... 19,871 18,881
5056732.SQ.FTS.B, Zero Cpn, 9/03/23 ... 5,986 5,739
5056855.SQ.FTS.B, Zero Cpn, 9/03/23 ... 4,158 3,644
5056932.SQ.FTS.B, Zero Cpn, 9/03/23 ... 942 886
5056944.SQ.FTS.B, Zero Cpn, 9/03/23 ... 3,881 3,660
5057030.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,463 2,367
5057053.SQ.FTS.B, Zero Cpn, 9/03/23 ... 293 284
5057063.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,212 2,115

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5057097.SQ.FTS.B, Zero Cpn, 9/03/23 ... $ 1,882 $ 1,797
5057130.SQ.FTS.B, Zero Cpn, 9/03/23 ... 22,486 21,330
5057308.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,352 1,276
5057338.SQ.FTS.B, Zero Cpn, 9/03/23 ... 945 903
5057343.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,806 2,535
5057364.SQ.FTS.B, Zero Cpn, 9/03/23 ... 27,421 26,376
5057830.SQ.FTS.B, Zero Cpn, 9/03/23 ... 3,178 3,002
5057847.SQ.FTS.B, Zero Cpn, 9/03/23 ... 722 697
5057853.SQ.FTS.B, Zero Cpn, 9/03/23 ... 14,050 13,517
5058129.SQ.FTS.B, Zero Cpn, 9/03/23 ... 4,613 4,401
5058157.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,395 2,262
5058187.SQ.FTS.B, Zero Cpn, 9/03/23 ... 5,192 4,895
5058247.SQ.FTS.B, Zero Cpn, 9/03/23 ... 5,347 4,999
5058332.SQ.FTS.B, Zero Cpn, 9/03/23 ... 3,914 3,739
5058369.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,879 1,792
5058383.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,050 990
5058390.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,515 1,438
5058414.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,297 2,180
5058435.SQ.FTS.B, Zero Cpn, 9/03/23 ... 14,706 13,971
5058570.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,180 1,137
5058589.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,937 2,709
5058612.SQ.FTS.B, Zero Cpn, 9/03/23 ... 14,309 13,624
5058908.SQ.FTS.B, Zero Cpn, 9/04/23 ... 22,253 21,244
5059195.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,921 2,817
5059251.SQ.FTS.B, Zero Cpn, 9/04/23 ... 15,297 14,623
5059326.SQ.FTS.B, Zero Cpn, 9/04/23 ... 13,939 11,494
5059404.SQ.FTS.B, Zero Cpn, 9/04/23 ... 3,228 3,065
5059427.SQ.FTS.B, Zero Cpn, 9/04/23 ... 5,420 5,049
5059478.SQ.FTS.B, Zero Cpn, 9/04/23 ... 8,473 7,763
5059516.SQ.FTS.B, Zero Cpn, 9/04/23 ... 28,682 27,496
5059877.SQ.FTS.B, Zero Cpn, 9/04/23 ... 1,114 1,078
5059902.SQ.FTS.B, Zero Cpn, 9/04/23 ... 22,487 21,531
5060096.SQ.FTS.B, Zero Cpn, 9/04/23 ... 3,887 3,713
5060140.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,078 2,005
5060164.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,747 2,578
5060181.SQ.FTS.B, Zero Cpn, 9/04/23 ... 3,965 3,788
5060261.SQ.FTS.B, Zero Cpn, 9/04/23 ... 3,307 3,166
5060312.SQ.FTS.B, Zero Cpn, 9/04/23 ... 21,604 20,644
5060513.SQ.FTS.B, Zero Cpn, 9/04/23 ... 3,614 3,447
5060578.SQ.FTS.B, Zero Cpn, 9/04/23 ... 7,743 7,056
5060628.SQ.FTS.B, Zero Cpn, 9/04/23 ... 590 561
5060641.SQ.FTS.B, Zero Cpn, 9/04/23 ... 37,879 35,715
5060881.SQ.FTS.B, Zero Cpn, 9/04/23 ... 6,142 5,867
5060970.SQ.FTS.B, Zero Cpn, 9/04/23 ... 6,583 6,103
5061028.SQ.FTS.B, Zero Cpn, 9/04/23 ... 11,851 11,308
5061190.SQ.FTS.B, Zero Cpn, 9/04/23 ... 11,202 10,693
5061317.SQ.FTS.B, Zero Cpn, 9/04/23 ... 12,614 11,978
5061493.SQ.FTS.B, Zero Cpn, 9/04/23 ... 6,776 6,462
5061524.SQ.FTS.B, Zero Cpn, 9/05/23 ... 1,368 1,306
5061544.SQ.FTS.B, Zero Cpn, 9/05/23 ... 24,410 23,168
5061643.SQ.FTS.B, Zero Cpn, 9/05/23 ... 10,428 9,941
5061685.SQ.FTS.B, Zero Cpn, 9/05/23 ... 2,268 2,168
5061692.SQ.FTS.B, Zero Cpn, 9/05/23 ... 9,147 8,737
5061739.SQ.FTS.B, Zero Cpn, 9/05/23 ... 3,773 3,612
5061760.SQ.FTS.B, Zero Cpn, 9/05/23 ... 40,954 39,133
5062017.SQ.FTS.B, Zero Cpn, 9/05/23 ... 16,282 15,460
5062120.SQ.FTS.B, Zero Cpn, 9/05/23 ... 1,423 1,378
5062138.SQ.FTS.B, Zero Cpn, 9/05/23 ... 3,903 3,724
Description
Principal
Amount Value
Block, Inc. (continued)
5062161.SQ.FTS.B, Zero Cpn, 9/05/23 ... $ 1,783 $ 1,716
5062178.SQ.FTS.B, Zero Cpn, 9/05/23 ... 3,204 3,044
5062197.SQ.FTS.B, Zero Cpn, 9/05/23 ... 1,215 899
5062206.SQ.FTS.B, Zero Cpn, 9/05/23 ... 14,610 13,868
5062281.SQ.FTS.B, Zero Cpn, 9/05/23 ... 3,661 3,480
5062300.SQ.FTS.B, Zero Cpn, 9/06/23 ... 3,069 2,867
5062318.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,107 1,924
5062332.SQ.FTS.B, Zero Cpn, 9/06/23 ... 1,358 1,302
5062340.SQ.FTS.B, Zero Cpn, 9/06/23 ... 3,352 2,984
5062352.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,335 2,078
5062364.SQ.FTS.B, Zero Cpn, 9/06/23 ... 23,907 22,752
5062512.SQ.FTS.B, Zero Cpn, 9/06/23 ... 4,171 3,944
5062559.SQ.FTS.B, Zero Cpn, 9/06/23 ... 1,822 1,730
5062578.SQ.FTS.B, Zero Cpn, 9/06/23 ... 11,893 11,254
5062652.SQ.FTS.B, Zero Cpn, 9/06/23 ... 6,061 5,498
5062685.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,255 2,154
5062693.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,278 2,056
5062710.SQ.FTS.B, Zero Cpn, 9/06/23 ... 6,261 5,910
5062755.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,338 2,223
5062781.SQ.FTS.B, Zero Cpn, 9/06/23 ... 1,039 1,004
5062791.SQ.FTS.B, Zero Cpn, 9/06/23 ... 3,208 3,079
5062831.SQ.FTS.B, Zero Cpn, 9/06/23 ... 988 935
5062835.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,722 2,594
5062850.SQ.FTS.B, Zero Cpn, 9/06/23 ... 717 681
5062859.SQ.FTS.B, Zero Cpn, 9/06/23 ... 600 564
5062871.SQ.FTS.B, Zero Cpn, 9/06/23 ... 3,018 2,729
5062904.SQ.FTS.B, Zero Cpn, 9/06/23 ... 25,886 24,724
5063597.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,030 980
5063620.SQ.FTS.B, Zero Cpn, 9/07/23 ... 8,618 8,231
5063741.SQ.FTS.B, Zero Cpn, 9/07/23 ... 8,243 7,549
5063823.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,637 2,487
5063860.SQ.FTS.B, Zero Cpn, 9/07/23 ... 11,265 9,810
5064000.SQ.FTS.B, Zero Cpn, 9/07/23 ... 5,000 4,780
5064065.SQ.FTS.B, Zero Cpn, 9/07/23 ... 4,466 4,299
5064129.SQ.FTS.B, Zero Cpn, 9/07/23 ... 19,788 18,788
5064390.SQ.FTS.B, Zero Cpn, 9/07/23 ... 7,694 7,356
5064502.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,817 1,637
5064535.SQ.FTS.B, Zero Cpn, 9/07/23 ... 4,280 4,078
5064600.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,648 2,534
5064634.SQ.FTS.B, Zero Cpn, 9/07/23 ... 11,853 11,259
5064729.SQ.FTS.B, Zero Cpn, 9/07/23 ... 10,307 9,910
5064839.SQ.FTS.B, Zero Cpn, 9/07/23 ... 4,830 4,576
5064875.SQ.FTS.B, Zero Cpn, 9/07/23 ... 27,690 26,492
5065106.SQ.FTS.B, Zero Cpn, 9/07/23 ... 3,565 3,405
5065119.SQ.FTS.B, Zero Cpn, 9/07/23 ... 8,632 8,233
5065166.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,023 984
5065174.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,915 2,721
5065196.SQ.FTS.B, Zero Cpn, 9/07/23 ... 15,080 14,389
5065301.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,269 1,208
5065309.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,899 2,703
5065322.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,500 2,394
5065329.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,114 1,061
5065349.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,978 1,733
5065377.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,801 2,675
5065404.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,687 1,999
5065416.SQ.FTS.B, Zero Cpn, 9/07/23 ... 5,442 5,197
5065443.SQ.FTS.B, Zero Cpn, 9/07/23 ... 4,707 4,496
5065503.SQ.FTS.B, Zero Cpn, 9/07/23 ... 802 768

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5065516.SQ.FTS.B, Zero Cpn, 9/07/23 ... $ 8,014 $ 7,644
5065573.SQ.FTS.B, Zero Cpn, 9/07/23 ... 3,656 3,332
5065622.SQ.FTS.B, Zero Cpn, 9/07/23 ... 672 638
5065637.SQ.FTS.B, Zero Cpn, 9/07/23 ... 768 644
5065655.SQ.FTS.B, Zero Cpn, 9/07/23 ... 5,080 4,727
5065689.SQ.FTS.B, Zero Cpn, 9/07/23 ... 8,062 7,530
5065724.SQ.FTS.B, Zero Cpn, 9/07/23 ... 388 376
5065735.SQ.FTS.B, Zero Cpn, 9/07/23 ... 8,255 7,910
5065780.SQ.FTS.B, Zero Cpn, 9/07/23 ... 4,006 3,803
5065803.SQ.FTS.B, Zero Cpn, 9/07/23 ... 17,858 17,062
5065887.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,498 1,400
5065900.SQ.FTS.B, Zero Cpn, 9/07/23 ... 7,050 6,559
5065939.SQ.FTS.B, Zero Cpn, 9/07/23 ... 907 853
5065943.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,538 1,446
5065946.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,008 1,846
5066006.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,407 1,291
5066029.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,922 3,776
5066072.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,492 2,200
5066115.SQ.FTS.B, Zero Cpn, 9/08/23 ... 12,251 11,189
5066183.SQ.FTS.B, Zero Cpn, 9/08/23 ... 4,556 4,354
5066197.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,080 1,028
5066204.SQ.FTS.B, Zero Cpn, 9/08/23 ... 35,356 33,565
5066377.SQ.FTS.B, Zero Cpn, 9/08/23 ... 23,603 22,571
5066659.SQ.FTS.B, Zero Cpn, 9/08/23 ... 738 686
5066664.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,824 3,651
5066705.SQ.FTS.B, Zero Cpn, 9/08/23 ... 15,549 14,855
5066901.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,287 3,146
5066925.SQ.FTS.B, Zero Cpn, 9/08/23 ... 4,275 4,058
5066972.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,355 2,201
5066994.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,026 2,901
5067030.SQ.FTS.B, Zero Cpn, 9/08/23 ... 25,665 24,315
5067225.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,520 1,794
5067242.SQ.FTS.B, Zero Cpn, 9/08/23 ... 9,994 9,423
5067314.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,104 2,020
5067365.SQ.FTS.B, Zero Cpn, 9/08/23 ... 5,063 4,785
5067403.SQ.FTS.B, Zero Cpn, 9/08/23 ... 12,645 11,545
5067489.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,435 1,374
5067540.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,413 2,330
5067618.SQ.FTS.B, Zero Cpn, 9/08/23 ... 4,244 4,068
5067645.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,933 3,699
5067663.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,644 1,542
5067694.SQ.FTS.B, Zero Cpn, 9/08/23 ... 11,458 10,551
5067798.SQ.FTS.B, Zero Cpn, 9/08/23 ... 20,381 19,272
5067945.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,430 2,294
5067962.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,606 3,307
5067982.SQ.FTS.B, Zero Cpn, 9/08/23 ... 14,213 13,629
5068096.SQ.FTS.B, Zero Cpn, 9/08/23 ... 9,025 8,618
5068158.SQ.FTS.B, Zero Cpn, 9/08/23 ... 6,487 5,895
5068189.SQ.FTS.B, Zero Cpn, 9/08/23 ... 53,094 50,279
5068551.SQ.FTS.B, Zero Cpn, 9/08/23 ... 29,687 28,348
5068694.SQ.FTS.B, Zero Cpn, 9/09/23 ... 4,604 4,407
5068754.SQ.FTS.B, Zero Cpn, 9/09/23 ... 3,626 3,425
5068779.SQ.FTS.B, Zero Cpn, 9/09/23 ... 9,053 8,634
5068844.SQ.FTS.B, Zero Cpn, 9/09/23 ... 1,557 1,405
5068857.SQ.FTS.B, Zero Cpn, 9/09/23 ... 5,389 5,158
5068945.SQ.FTS.B, Zero Cpn, 9/09/23 ... 4,331 4,136
5069047.SQ.FTS.B, Zero Cpn, 9/09/23 ... 1,315 1,222
5069050.SQ.FTS.B, Zero Cpn, 9/09/23 ... 911 875
Description
Principal
Amount Value
Block, Inc. (continued)
5069076.SQ.FTS.B, Zero Cpn, 9/09/23 ... $ 4,397 $ 4,173
5069116.SQ.FTS.B, Zero Cpn, 9/09/23 ... 15,192 14,273
5069265.SQ.FTS.B, Zero Cpn, 9/09/23 ... 356 343
5069279.SQ.FTS.B, Zero Cpn, 9/09/23 ... 675 621
5069292.SQ.FTS.B, Zero Cpn, 9/09/23 ... 10,040 9,456
5069434.SQ.FTS.B, Zero Cpn, 9/09/23 ... 686 653
5069462.SQ.FTS.B, Zero Cpn, 9/09/23 ... 15,896 13,613
5069608.SQ.FTS.B, Zero Cpn, 9/09/23 ... 9,604 9,015
5069692.SQ.FTS.B, Zero Cpn, 9/09/23 ... 885 840
5069695.SQ.FTS.B, Zero Cpn, 9/09/23 ... 20,660 18,768
5069848.SQ.FTS.B, Zero Cpn, 9/09/23 ... 532 500
5069856.SQ.FTS.B, Zero Cpn, 9/09/23 ... 2,219 2,119
5069886.SQ.FTS.B, Zero Cpn, 9/09/23 ... 9,762 9,267
5069952.SQ.FTS.B, Zero Cpn, 9/09/23 ... 6,918 6,595
5070005.SQ.FTS.B, Zero Cpn, 9/09/23 ... 426 412
5070016.SQ.FTS.B, Zero Cpn, 9/09/23 ... 10,853 9,673
5070132.SQ.FTS.B, Zero Cpn, 9/09/23 ... 4,104 3,836
5070178.SQ.FTS.B, Zero Cpn, 9/09/23 ... 16,726 15,598
5070321.SQ.FTS.B, Zero Cpn, 9/09/23 ... 1,317 1,237
5070339.SQ.FTS.B, Zero Cpn, 9/09/23 ... 2,721 2,447
5070366.SQ.FTS.B, Zero Cpn, 9/09/23 ... 2,481 2,369
5070395.SQ.FTS.B, Zero Cpn, 9/09/23 ... 2,944 2,783
5070434.SQ.FTS.B, Zero Cpn, 9/09/23 ... 754 697
5070445.SQ.FTS.B, Zero Cpn, 9/09/23 ... 2,988 2,853
5070480.SQ.FTS.B, Zero Cpn, 9/09/23 ... 1,795 1,712
5070497.SQ.FTS.B, Zero Cpn, 9/09/23 ... 2,754 2,612
5070538.SQ.FTS.B, Zero Cpn, 9/09/23 ... 9,646 9,209
5070638.SQ.FTS.B, Zero Cpn, 9/09/23 ... 6,613 5,781
5070695.SQ.FTS.B, Zero Cpn, 9/09/23 ... 8,539 8,152
5070759.SQ.FTS.B, Zero Cpn, 9/09/23 ... 5,236 4,993
5070803.SQ.FTS.B, Zero Cpn, 9/09/23 ... 8,663 8,218
5070878.SQ.FTS.B, Zero Cpn, 9/09/23 ... 1,307 1,241
5070882.SQ.FTS.B, Zero Cpn, 9/09/23 ... 919 885
5070900.SQ.FTS.B, Zero Cpn, 9/09/23 ... 15,264 14,552
5071139.SQ.FTS.B, Zero Cpn, 9/09/23 ... 39,174 35,944
5071324.SQ.FTS.B, Zero Cpn, 9/09/23 ... 12,019 11,335
5072967.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,728 2,318
5072985.SQ.FTS.B, Zero Cpn, 9/10/23 ... 33,995 32,440
5073091.SQ.FTS.B, Zero Cpn, 9/10/23 ... 684 646
5073100.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,650 5,392
5073115.SQ.FTS.B, Zero Cpn, 9/10/23 ... 4,764 4,506
5073131.SQ.FTS.B, Zero Cpn, 9/10/23 ... 7,724 6,872
5073149.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,216 2,114
5073159.SQ.FTS.B, Zero Cpn, 9/10/23 ... 4,021 3,452
5073171.SQ.FTS.B, Zero Cpn, 9/10/23 ... 21,758 20,552
5073257.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,570 5,261
5073312.SQ.FTS.B, Zero Cpn, 9/10/23 ... 755 729
5073323.SQ.FTS.B, Zero Cpn, 9/10/23 ... 617 594
5073332.SQ.FTS.B, Zero Cpn, 9/10/23 ... 11,530 10,624
5073420.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,976 2,394
5073441.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,171 4,903
5073510.SQ.FTS.B, Zero Cpn, 9/10/23 ... 8,335 7,803
5073629.SQ.FTS.B, Zero Cpn, 9/10/23 ... 18,913 18,028
5073819.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,507 1,448
5073827.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,072 1,948
5073853.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,718 4,910
5073901.SQ.FTS.B, Zero Cpn, 9/10/23 ... 15,852 15,130
5074091.SQ.FTS.B, Zero Cpn, 9/10/23 ... 522 471

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5074102.SQ.FTS.B, Zero Cpn, 9/10/23 ... $ 1,433 $ 1,370
5074149.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,323 5,080
5074213.SQ.FTS.B, Zero Cpn, 9/10/23 ... 9,049 8,638
5074289.SQ.FTS.B, Zero Cpn, 9/10/23 ... 18,845 17,033
5074442.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,939 1,558
5074455.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,906 2,654
5074507.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,304 1,239
5074517.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,581 5,275
5074559.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,398 1,334
5074562.SQ.FTS.B, Zero Cpn, 9/10/23 ... 9,059 8,548
5075119.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,268 2,150
5075166.SQ.FTS.B, Zero Cpn, 9/10/23 ... 4,842 4,644
5075206.SQ.FTS.B, Zero Cpn, 9/10/23 ... 742 712
5075210.SQ.FTS.B, Zero Cpn, 9/10/23 ... 10,840 10,262
5075254.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,045 4,831
5075307.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,388 1,329
5075317.SQ.FTS.B, Zero Cpn, 9/10/23 ... 3,689 3,522
5075354.SQ.FTS.B, Zero Cpn, 9/10/23 ... 12,311 11,573
5075424.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,710 2,370
5075477.SQ.FTS.B, Zero Cpn, 9/10/23 ... 6,266 5,969
5075548.SQ.FTS.B, Zero Cpn, 9/10/23 ... 8,200 7,812
5075619.SQ.FTS.B, Zero Cpn, 9/11/23 ... 8,781 8,251
5075743.SQ.FTS.B, Zero Cpn, 9/11/23 ... 5,537 5,328
5075842.SQ.FTS.B, Zero Cpn, 9/11/23 ... 4,567 4,245
5075887.SQ.FTS.B, Zero Cpn, 9/11/23 ... 6,349 5,947
5075923.SQ.FTS.B, Zero Cpn, 9/11/23 ... 28,838 27,497
5076057.SQ.FTS.B, Zero Cpn, 9/11/23 ... 5,573 5,317
5076126.SQ.FTS.B, Zero Cpn, 9/11/23 ... 4,151 3,961
5076150.SQ.FTS.B, Zero Cpn, 9/11/23 ... 4,228 4,034
5076201.SQ.FTS.B, Zero Cpn, 9/11/23 ... 16,605 15,843
5076391.SQ.FTS.B, Zero Cpn, 9/11/23 ... 20,290 18,905
5076644.SQ.FTS.B, Zero Cpn, 9/11/23 ... 4,128 3,934
5076679.SQ.FTS.B, Zero Cpn, 9/11/23 ... 8,828 8,375
5076760.SQ.FTS.B, Zero Cpn, 9/11/23 ... 26,320 24,987
5077146.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,699 1,627
5077170.SQ.FTS.B, Zero Cpn, 9/11/23 ... 2,332 2,223
5077184.SQ.FTS.B, Zero Cpn, 9/11/23 ... 41,181 39,013
5077566.SQ.FTS.B, Zero Cpn, 9/11/23 ... 686 661
5077583.SQ.FTS.B, Zero Cpn, 9/11/23 ... 5,036 4,836
5077648.SQ.FTS.B, Zero Cpn, 9/11/23 ... 2,073 1,820
5077670.SQ.FTS.B, Zero Cpn, 9/11/23 ... 910 873
5077673.SQ.FTS.B, Zero Cpn, 9/11/23 ... 3,192 3,055
5077727.SQ.FTS.B, Zero Cpn, 9/11/23 ... 3,671 3,440
5077768.SQ.FTS.B, Zero Cpn, 9/11/23 ... 6,362 6,073
5077828.SQ.FTS.B, Zero Cpn, 9/11/23 ... 4,474 3,802
5077855.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,586 1,431
5077870.SQ.FTS.B, Zero Cpn, 9/11/23 ... 3,849 3,656
5077899.SQ.FTS.B, Zero Cpn, 9/11/23 ... 5,333 5,016
5077949.SQ.FTS.B, Zero Cpn, 9/11/23 ... 424 397
5077967.SQ.FTS.B, Zero Cpn, 9/11/23 ... 5,653 5,394
5078033.SQ.FTS.B, Zero Cpn, 9/11/23 ... 19,814 18,881
5078212.SQ.FTS.B, Zero Cpn, 9/12/23 ... 11,193 10,535
5078291.SQ.FTS.B, Zero Cpn, 9/12/23 ... 2,447 2,337
5078306.SQ.FTS.B, Zero Cpn, 9/12/23 ... 1,240 1,180
5078313.SQ.FTS.B, Zero Cpn, 9/12/23 ... 488 453
5078321.SQ.FTS.B, Zero Cpn, 9/12/23 ... 2,051 1,957
5078343.SQ.FTS.B, Zero Cpn, 9/12/23 ... 2,923 2,563
5078362.SQ.FTS.B, Zero Cpn, 9/12/23 ... 5,274 5,032
Description
Principal
Amount Value
Block, Inc. (continued)
5078374.SQ.FTS.B, Zero Cpn, 9/12/23 ... $ 7,869 $ 7,367
5078408.SQ.FTS.B, Zero Cpn, 9/12/23 ... 1,189 1,147
5078425.SQ.FTS.B, Zero Cpn, 9/12/23 ... 3,001 2,749
5078439.SQ.FTS.B, Zero Cpn, 9/12/23 ... 4,846 4,637
5078467.SQ.FTS.B, Zero Cpn, 9/12/23 ... 8,930 8,446
5078514.SQ.FTS.B, Zero Cpn, 9/12/23 ... 4,830 4,570
5078544.SQ.FTS.B, Zero Cpn, 9/12/23 ... 1,489 1,383
5078558.SQ.FTS.B, Zero Cpn, 9/12/23 ... 2,513 2,393
5078579.SQ.FTS.B, Zero Cpn, 9/12/23 ... 4,329 4,078
5078604.SQ.FTS.B, Zero Cpn, 9/12/23 ... 26,212 24,253
5078751.SQ.FTS.B, Zero Cpn, 9/12/23 ... 1,698 1,518
5078771.SQ.FTS.B, Zero Cpn, 9/12/23 ... 4,909 4,731
5078910.SQ.FTS.B, Zero Cpn, 9/13/23 ... 13,392 11,981
5079003.SQ.FTS.B, Zero Cpn, 9/13/23 ... 1,190 1,146
5079023.SQ.FTS.B, Zero Cpn, 9/13/23 ... 7,158 6,827
5079074.SQ.FTS.B, Zero Cpn, 9/13/23 ... 6,071 5,835
5079117.SQ.FTS.B, Zero Cpn, 9/13/23 ... 855 794
5079122.SQ.FTS.B, Zero Cpn, 9/13/23 ... 20,915 19,954
5079259.SQ.FTS.B, Zero Cpn, 9/13/23 ... 5,457 4,996
5079299.SQ.FTS.B, Zero Cpn, 9/13/23 ... 6,423 6,129
5079342.SQ.FTS.B, Zero Cpn, 9/13/23 ... 11,561 10,954
5079422.SQ.FTS.B, Zero Cpn, 9/13/23 ... 12,489 11,847
5079504.SQ.FTS.B, Zero Cpn, 9/13/23 ... 5,041 4,801
5079599.SQ.FTS.B, Zero Cpn, 9/14/23 ... 16,274 15,588
5080042.SQ.FTS.B, Zero Cpn, 9/14/23 ... 976 894
5080059.SQ.FTS.B, Zero Cpn, 9/14/23 ... 7,816 7,457
5080157.SQ.FTS.B, Zero Cpn, 9/14/23 ... 4,666 4,453
5080222.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,169 2,031
5080255.SQ.FTS.B, Zero Cpn, 9/14/23 ... 735 635
5080265.SQ.FTS.B, Zero Cpn, 9/14/23 ... 1,564 1,488
5080284.SQ.FTS.B, Zero Cpn, 9/14/23 ... 4,050 3,756
5080351.SQ.FTS.B, Zero Cpn, 9/14/23 ... 808 772
5080366.SQ.FTS.B, Zero Cpn, 9/14/23 ... 340 330
5080376.SQ.FTS.B, Zero Cpn, 9/14/23 ... 58,009 54,883
5080816.SQ.FTS.B, Zero Cpn, 9/14/23 ... 4,936 4,670
5080875.SQ.FTS.B, Zero Cpn, 9/14/23 ... 3,708 3,535
5080936.SQ.FTS.B, Zero Cpn, 9/14/23 ... 12,732 11,966
5080993.SQ.FTS.B, Zero Cpn, 9/14/23 ... 5,126 4,827
5081050.SQ.FTS.B, Zero Cpn, 9/14/23 ... 3,327 3,166
5081079.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,557 2,427
5081105.SQ.FTS.B, Zero Cpn, 9/14/23 ... 9,730 8,370
5081144.SQ.FTS.B, Zero Cpn, 9/14/23 ... 8,986 8,544
5081227.SQ.FTS.B, Zero Cpn, 9/14/23 ... 28,894 26,953
5081484.SQ.FTS.B, Zero Cpn, 9/14/23 ... 4,830 4,575
5081512.SQ.FTS.B, Zero Cpn, 9/14/23 ... 11,405 10,806
5081575.SQ.FTS.B, Zero Cpn, 9/14/23 ... 5,438 5,189
5081612.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,569 2,432
5081615.SQ.FTS.B, Zero Cpn, 9/14/23 ... 972 868
5081619.SQ.FTS.B, Zero Cpn, 9/14/23 ... 12,431 11,961
5081691.SQ.FTS.B, Zero Cpn, 9/14/23 ... 5,594 4,914
5081723.SQ.FTS.B, Zero Cpn, 9/14/23 ... 3,456 3,206
5081755.SQ.FTS.B, Zero Cpn, 9/14/23 ... 5,142 4,858
5081783.SQ.FTS.B, Zero Cpn, 9/14/23 ... 6,922 6,414
5081854.SQ.FTS.B, Zero Cpn, 9/14/23 ... 7,856 6,903
5081884.SQ.FTS.B, Zero Cpn, 9/14/23 ... 4,886 4,662
5081950.SQ.FTS.B, Zero Cpn, 9/14/23 ... 12,564 11,048
5082026.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,074 1,949
5082039.SQ.FTS.B, Zero Cpn, 9/14/23 ... 1,486 1,406

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5082045.SQ.FTS.B, Zero Cpn, 9/14/23 ... $ 23,887 $ 22,602
5082283.SQ.FTS.B, Zero Cpn, 9/15/23 ... 2,953 2,780
5082320.SQ.FTS.B, Zero Cpn, 9/15/23 ... 13,858 13,224
5082432.SQ.FTS.B, Zero Cpn, 9/15/23 ... 5,218 4,786
5082470.SQ.FTS.B, Zero Cpn, 9/15/23 ... 3,070 2,832
5082495.SQ.FTS.B, Zero Cpn, 9/15/23 ... 9,109 8,503
5082548.SQ.FTS.B, Zero Cpn, 9/15/23 ... 1,750 1,668
5082571.SQ.FTS.B, Zero Cpn, 9/15/23 ... 37,770 35,904
5083191.SQ.FTS.B, Zero Cpn, 9/15/23 ... 550 524
5083212.SQ.FTS.B, Zero Cpn, 9/15/23 ... 4,812 4,560
5083247.SQ.FTS.B, Zero Cpn, 9/15/23 ... 18,128 17,302
5083406.SQ.FTS.B, Zero Cpn, 9/15/23 ... 15,926 15,193
5083575.SQ.FTS.B, Zero Cpn, 9/15/23 ... 1,067 999
5083580.SQ.FTS.B, Zero Cpn, 9/15/23 ... 2,628 2,496
5083613.SQ.FTS.B, Zero Cpn, 9/15/23 ... 1,109 1,058
5083630.SQ.FTS.B, Zero Cpn, 9/15/23 ... 17,295 15,937
5083832.SQ.FTS.B, Zero Cpn, 9/15/23 ... 5,658 5,398
5083873.SQ.FTS.B, Zero Cpn, 9/15/23 ... 15,521 14,538
5084132.SQ.FTS.B, Zero Cpn, 9/15/23 ... 95,264 90,877
5084771.SQ.FTS.B, Zero Cpn, 9/16/23 ... 4,053 3,196
5084823.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,051 1,003
5084843.SQ.FTS.B, Zero Cpn, 9/16/23 ... 5,525 5,270
5084899.SQ.FTS.B, Zero Cpn, 9/16/23 ... 2,084 1,997
5084934.SQ.FTS.B, Zero Cpn, 9/16/23 ... 33,929 30,144
5085081.SQ.FTS.B, Zero Cpn, 9/16/23 ... 3,029 2,783
5085105.SQ.FTS.B, Zero Cpn, 9/16/23 ... 6,078 5,732
5085137.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,763 1,664
5085148.SQ.FTS.B, Zero Cpn, 9/16/23 ... 15,887 14,693
5085337.SQ.FTS.B, Zero Cpn, 9/16/23 ... 7,416 6,877
5085496.SQ.FTS.B, Zero Cpn, 9/16/23 ... 697 655
5085501.SQ.FTS.B, Zero Cpn, 9/16/23 ... 4,158 3,956
5085589.SQ.FTS.B, Zero Cpn, 9/16/23 ... 9,981 8,925
5085736.SQ.FTS.B, Zero Cpn, 9/16/23 ... 8,751 8,330
5085852.SQ.FTS.B, Zero Cpn, 9/16/23 ... 387 365
5085858.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,308 1,214
5085865.SQ.FTS.B, Zero Cpn, 9/16/23 ... 29,886 28,379
5086181.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,433 1,365
5086206.SQ.FTS.B, Zero Cpn, 9/16/23 ... 3,197 2,964
5086243.SQ.FTS.B, Zero Cpn, 9/16/23 ... 4,636 4,377
5086311.SQ.FTS.B, Zero Cpn, 9/16/23 ... 2,336 2,214
5086335.SQ.FTS.B, Zero Cpn, 9/16/23 ... 10,301 9,761
5086423.SQ.FTS.B, Zero Cpn, 9/16/23 ... 2,570 2,463
5086465.SQ.FTS.B, Zero Cpn, 9/16/23 ... 2,093 2,007
5086497.SQ.FTS.B, Zero Cpn, 9/16/23 ... 3,641 3,476
5086589.SQ.FTS.B, Zero Cpn, 9/16/23 ... 37,541 34,783
5087007.SQ.FTS.B, Zero Cpn, 9/16/23 ... 11,351 10,828
5088406.SQ.FTS.B, Zero Cpn, 9/17/23 ... 2,585 2,417
5088456.SQ.FTS.B, Zero Cpn, 9/17/23 ... 3,540 3,258
5088492.SQ.FTS.B, Zero Cpn, 9/17/23 ... 4,968 4,728
5088556.SQ.FTS.B, Zero Cpn, 9/17/23 ... 576 554
5088565.SQ.FTS.B, Zero Cpn, 9/17/23 ... 4,951 4,623
5088590.SQ.FTS.B, Zero Cpn, 9/17/23 ... 10,901 9,838
5088691.SQ.FTS.B, Zero Cpn, 9/17/23 ... 2,963 2,825
5088721.SQ.FTS.B, Zero Cpn, 9/17/23 ... 29,854 28,393
5089238.SQ.FTS.B, Zero Cpn, 9/17/23 ... 9,659 9,167
5089439.SQ.FTS.B, Zero Cpn, 9/17/23 ... 5,250 4,800
5089493.SQ.FTS.B, Zero Cpn, 9/17/23 ... 20,510 18,679
5089731.SQ.FTS.B, Zero Cpn, 9/17/23 ... 3,189 3,022
Description
Principal
Amount Value
Block, Inc. (continued)
5089773.SQ.FTS.B, Zero Cpn, 9/17/23 ... $ 1,443 $ 1,309
5089802.SQ.FTS.B, Zero Cpn, 9/17/23 ... 806 765
5089812.SQ.FTS.B, Zero Cpn, 9/17/23 ... 7,137 6,790
5089873.SQ.FTS.B, Zero Cpn, 9/17/23 ... 5,146 4,907
5089962.SQ.FTS.B, Zero Cpn, 9/17/23 ... 407 381
5089971.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,333 1,259
5090017.SQ.FTS.B, Zero Cpn, 9/17/23 ... 8,727 8,390
5090172.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,157 1,104
5090178.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,898 1,748
5090193.SQ.FTS.B, Zero Cpn, 9/17/23 ... 5,314 5,067
5090254.SQ.FTS.B, Zero Cpn, 9/17/23 ... 565 542
5090268.SQ.FTS.B, Zero Cpn, 9/17/23 ... 510 478
5090272.SQ.FTS.B, Zero Cpn, 9/17/23 ... 4,138 3,931
5090340.SQ.FTS.B, Zero Cpn, 9/17/23 ... 459 440
5090354.SQ.FTS.B, Zero Cpn, 9/17/23 ... 3,669 3,499
5090396.SQ.FTS.B, Zero Cpn, 9/17/23 ... 19,672 17,755
5090712.SQ.FTS.B, Zero Cpn, 9/17/23 ... 21,686 19,825
5090950.SQ.FTS.B, Zero Cpn, 9/17/23 ... 35,464 33,806
5091194.SQ.FTS.B, Zero Cpn, 9/18/23 ... 2,413 2,293
5091263.SQ.FTS.B, Zero Cpn, 9/18/23 ... 3,877 3,697
5091326.SQ.FTS.B, Zero Cpn, 9/18/23 ... 9,054 8,424
5091446.SQ.FTS.B, Zero Cpn, 9/18/23 ... 3,263 2,985
5091483.SQ.FTS.B, Zero Cpn, 9/18/23 ... 1,358 1,246
5091530.SQ.FTS.B, Zero Cpn, 9/18/23 ... 2,093 1,845
5091551.SQ.FTS.B, Zero Cpn, 9/18/23 ... 3,812 3,566
5091720.SQ.FTS.B, Zero Cpn, 9/18/23 ... 970 902
5091730.SQ.FTS.B, Zero Cpn, 9/18/23 ... 1,584 1,466
5091744.SQ.FTS.B, Zero Cpn, 9/18/23 ... 5,305 4,991
5091830.SQ.FTS.B, Zero Cpn, 9/18/23 ... 2,764 2,599
5091912.SQ.FTS.B, Zero Cpn, 9/18/23 ... 32,304 29,943
5092317.SQ.FTS.B, Zero Cpn, 9/18/23 ... 5,647 5,347
5092421.SQ.FTS.B, Zero Cpn, 9/18/23 ... 967 922
5092432.SQ.FTS.B, Zero Cpn, 9/18/23 ... 6,286 5,902
5092547.SQ.FTS.B, Zero Cpn, 9/18/23 ... 4,903 4,641
5092599.SQ.FTS.B, Zero Cpn, 9/18/23 ... 1,456 1,388
5092632.SQ.FTS.B, Zero Cpn, 9/18/23 ... 5,317 5,063
5092689.SQ.FTS.B, Zero Cpn, 9/18/23 ... 3,940 3,764
5092737.SQ.FTS.B, Zero Cpn, 9/18/23 ... 7,129 6,464
5092850.SQ.FTS.B, Zero Cpn, 9/18/23 ... 8,531 8,136
5092982.SQ.FTS.B, Zero Cpn, 9/18/23 ... 25,853 24,761
5093265.SQ.FTS.B, Zero Cpn, 9/18/23 ... 1,186 1,121
5093274.SQ.FTS.B, Zero Cpn, 9/18/23 ... 13,597 12,688
5093436.SQ.FTS.B, Zero Cpn, 9/18/23 ... 31,094 29,491
5093765.SQ.FTS.B, Zero Cpn, 9/18/23 ... 431 412
5093775.SQ.FTS.B, Zero Cpn, 9/18/23 ... 7,789 7,426
5093829.SQ.FTS.B, Zero Cpn, 9/19/23 ... 469 449
5093833.SQ.FTS.B, Zero Cpn, 9/19/23 ... 7,374 7,018
5093863.SQ.FTS.B, Zero Cpn, 9/19/23 ... 12,096 11,456
5093917.SQ.FTS.B, Zero Cpn, 9/19/23 ... 11,098 9,912
5093969.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,779 2,655
5093985.SQ.FTS.B, Zero Cpn, 9/19/23 ... 3,432 3,272
5093999.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,465 2,347
5094016.SQ.FTS.B, Zero Cpn, 9/19/23 ... 4,609 4,394
5094040.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,527 2,424
5094058.SQ.FTS.B, Zero Cpn, 9/19/23 ... 8,802 8,273
5094101.SQ.FTS.B, Zero Cpn, 9/19/23 ... 15,722 14,987
5094152.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,219 1,169
5094158.SQ.FTS.B, Zero Cpn, 9/19/23 ... 4,925 4,726

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5094195.SQ.FTS.B, Zero Cpn, 9/19/23 ... $ 18,307 $ 17,450
5094295.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,169 2,060
5094313.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,971 1,878
5094324.SQ.FTS.B, Zero Cpn, 9/19/23 ... 3,070 2,384
5094340.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,654 2,469
5094361.SQ.FTS.B, Zero Cpn, 9/19/23 ... 7,174 6,630
5094396.SQ.FTS.B, Zero Cpn, 9/20/23 ... 911 863
5094400.SQ.FTS.B, Zero Cpn, 9/20/23 ... 5,601 5,353
5094427.SQ.FTS.B, Zero Cpn, 9/20/23 ... 3,382 3,200
5094443.SQ.FTS.B, Zero Cpn, 9/20/23 ... 1,779 1,618
5094456.SQ.FTS.B, Zero Cpn, 9/20/23 ... 1,693 1,565
5094467.SQ.FTS.B, Zero Cpn, 9/20/23 ... 3,726 3,505
5094492.SQ.FTS.B, Zero Cpn, 9/20/23 ... 1,924 1,747
5094501.SQ.FTS.B, Zero Cpn, 9/20/23 ... 1,423 1,358
5094510.SQ.FTS.B, Zero Cpn, 9/20/23 ... 1,278 1,214
5094514.SQ.FTS.B, Zero Cpn, 9/20/23 ... 957 913
5094518.SQ.FTS.B, Zero Cpn, 9/20/23 ... 6,512 6,207
5094544.SQ.FTS.B, Zero Cpn, 9/20/23 ... 8,421 8,027
5094595.SQ.FTS.B, Zero Cpn, 9/20/23 ... 2,536 2,386
5094610.SQ.FTS.B, Zero Cpn, 9/20/23 ... 12,219 11,648
5094691.SQ.FTS.B, Zero Cpn, 9/20/23 ... 2,230 2,078
5094697.SQ.FTS.B, Zero Cpn, 9/20/23 ... 936 852
5094706.SQ.FTS.B, Zero Cpn, 9/20/23 ... 817 782
5094712.SQ.FTS.B, Zero Cpn, 9/20/23 ... 5,748 5,482
5094741.SQ.FTS.B, Zero Cpn, 9/20/23 ... 8,381 7,990
5094892.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,878 3,698
5094988.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,676 3,505
5095053.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,320 1,247
5095103.SQ.FTS.B, Zero Cpn, 9/21/23 ... 24,400 23,195
5095522.SQ.FTS.B, Zero Cpn, 9/21/23 ... 8,875 8,462
5095583.SQ.FTS.B, Zero Cpn, 9/21/23 ... 424 409
5095585.SQ.FTS.B, Zero Cpn, 9/21/23 ... 6,166 5,644
5095627.SQ.FTS.B, Zero Cpn, 9/21/23 ... 6,485 6,020
5095687.SQ.FTS.B, Zero Cpn, 9/21/23 ... 12,912 12,317
5095789.SQ.FTS.B, Zero Cpn, 9/21/23 ... 9,809 8,777
5095858.SQ.FTS.B, Zero Cpn, 9/21/23 ... 10,412 9,834
5095917.SQ.FTS.B, Zero Cpn, 9/21/23 ... 29,748 27,697
5096086.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,469 2,325
5096101.SQ.FTS.B, Zero Cpn, 9/21/23 ... 13,024 11,067
5096186.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,791 2,669
5096206.SQ.FTS.B, Zero Cpn, 9/21/23 ... 11,881 11,327
5096285.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,266 3,095
5096291.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,582 1,455
5096304.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,011 3,757
5096332.SQ.FTS.B, Zero Cpn, 9/21/23 ... 21,980 20,968
5096521.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,309 2,173
5096535.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,253 1,185
5096541.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,494 3,331
5096555.SQ.FTS.B, Zero Cpn, 9/21/23 ... 6,602 6,294
5096628.SQ.FTS.B, Zero Cpn, 9/21/23 ... 10,237 9,381
5096674.SQ.FTS.B, Zero Cpn, 9/21/23 ... 18,361 16,744
5096785.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,915 1,779
5096794.SQ.FTS.B, Zero Cpn, 9/21/23 ... 677 525
5096798.SQ.FTS.B, Zero Cpn, 9/21/23 ... 5,654 5,388
5096823.SQ.FTS.B, Zero Cpn, 9/21/23 ... 903 855
5096827.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,410 2,299
5096836.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,706 1,637
5096866.SQ.FTS.B, Zero Cpn, 9/21/23 ... 14,642 13,638
Description
Principal
Amount Value
Block, Inc. (continued)
5096932.SQ.FTS.B, Zero Cpn, 9/21/23 ... $ 4,772 $ 4,555
5096951.SQ.FTS.B, Zero Cpn, 9/21/23 ... 6,816 6,499
5096988.SQ.FTS.B, Zero Cpn, 9/21/23 ... 6,198 5,856
5097030.SQ.FTS.B, Zero Cpn, 9/21/23 ... 17,355 16,423
5097121.SQ.FTS.B, Zero Cpn, 9/21/23 ... 8,281 7,922
5097160.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,848 1,763
5097170.SQ.FTS.B, Zero Cpn, 9/21/23 ... 14,827 14,051
5097245.SQ.FTS.B, Zero Cpn, 9/21/23 ... 472 450
5097251.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,894 2,686
5097267.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,461 1,240
5097273.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,346 2,217
5097281.SQ.FTS.B, Zero Cpn, 9/21/23 ... 5,708 5,444
5097291.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,588 3,399
5097309.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,862 1,768
5097318.SQ.FTS.B, Zero Cpn, 9/21/23 ... 25,369 24,130
5097416.SQ.FTS.B, Zero Cpn, 9/21/23 ... 16,510 15,762
5097498.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,751 4,506
5097510.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,322 2,207
5097531.SQ.FTS.B, Zero Cpn, 9/21/23 ... 11,197 10,658
5097579.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,823 3,644
5097591.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,295 2,171
5097611.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,181 3,033
5097615.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,894 3,713
5097630.SQ.FTS.B, Zero Cpn, 9/21/23 ... 7,306 6,871
5097666.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,517 4,276
5097690.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,774 1,689
5097697.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,810 4,535
5097715.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,122 1,038
5097753.SQ.FTS.B, Zero Cpn, 9/22/23 ... 9,497 9,063
5097834.SQ.FTS.B, Zero Cpn, 9/22/23 ... 17,875 16,841
5097942.SQ.FTS.B, Zero Cpn, 9/22/23 ... 2,573 2,456
5097961.SQ.FTS.B, Zero Cpn, 9/22/23 ... 4,239 3,980
5097979.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,360 1,296
5097995.SQ.FTS.B, Zero Cpn, 9/22/23 ... 11,416 10,729
5098070.SQ.FTS.B, Zero Cpn, 9/22/23 ... 16,386 15,634
5098234.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,500 1,430
5098259.SQ.FTS.B, Zero Cpn, 9/22/23 ... 4,145 3,731
5098275.SQ.FTS.B, Zero Cpn, 9/22/23 ... 7,417 6,798
5098325.SQ.FTS.B, Zero Cpn, 9/22/23 ... 898 818
5098347.SQ.FTS.B, Zero Cpn, 9/22/23 ... 492 470
5098348.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,884 1,775
5098382.SQ.FTS.B, Zero Cpn, 9/22/23 ... 976 931
5098389.SQ.FTS.B, Zero Cpn, 9/22/23 ... 18,027 17,162
5098530.SQ.FTS.B, Zero Cpn, 9/22/23 ... 9,050 7,734
5098609.SQ.FTS.B, Zero Cpn, 9/22/23 ... 13,500 12,870
5098699.SQ.FTS.B, Zero Cpn, 9/22/23 ... 10,535 9,911
5098757.SQ.FTS.B, Zero Cpn, 9/22/23 ... 2,934 2,714
5098792.SQ.FTS.B, Zero Cpn, 9/22/23 ... 7,811 7,445
5098834.SQ.FTS.B, Zero Cpn, 9/22/23 ... 12,612 12,021
5098974.SQ.FTS.B, Zero Cpn, 9/22/23 ... 18,627 17,507
5099135.SQ.FTS.B, Zero Cpn, 9/22/23 ... 5,708 5,441
5099157.SQ.FTS.B, Zero Cpn, 9/22/23 ... 4,545 4,333
5099181.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,066 1,011
5099183.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,511 1,343
5099198.SQ.FTS.B, Zero Cpn, 9/22/23 ... 27,071 25,852
5099469.SQ.FTS.B, Zero Cpn, 9/22/23 ... 18,404 17,471
5099664.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,083 1,039
5099673.SQ.FTS.B, Zero Cpn, 9/22/23 ... 16,114 15,452

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5099742.SQ.FTS.B, Zero Cpn, 9/22/23 ... $ 4,348 $ 4,148
5099762.SQ.FTS.B, Zero Cpn, 9/22/23 ... 40,122 37,833
5100019.SQ.FTS.B, Zero Cpn, 9/22/23 ... 4,186 3,895
5100055.SQ.FTS.B, Zero Cpn, 9/22/23 ... 8,333 7,665
5100108.SQ.FTS.B, Zero Cpn, 9/22/23 ... 8,622 7,891
5100163.SQ.FTS.B, Zero Cpn, 9/22/23 ... 6,651 6,342
5100187.SQ.FTS.B, Zero Cpn, 9/22/23 ... 2,225 2,125
5100194.SQ.FTS.B, Zero Cpn, 9/22/23 ... 2,772 2,588
5100220.SQ.FTS.B, Zero Cpn, 9/22/23 ... 20,714 19,718
5100418.SQ.FTS.B, Zero Cpn, 9/23/23 ... 5,389 5,169
5100485.SQ.FTS.B, Zero Cpn, 9/23/23 ... 6,357 5,799
5100517.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,073 1,956
5100527.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,480 2,327
5100540.SQ.FTS.B, Zero Cpn, 9/23/23 ... 6,012 5,661
5100566.SQ.FTS.B, Zero Cpn, 9/23/23 ... 11,343 10,810
5100653.SQ.FTS.B, Zero Cpn, 9/23/23 ... 4,689 4,394
5100682.SQ.FTS.B, Zero Cpn, 9/23/23 ... 4,414 4,182
5100725.SQ.FTS.B, Zero Cpn, 9/23/23 ... 9,503 8,954
5100815.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,474 2,342
5100868.SQ.FTS.B, Zero Cpn, 9/23/23 ... 724 681
5100874.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,633 1,565
5100897.SQ.FTS.B, Zero Cpn, 9/23/23 ... 5,300 5,050
5100957.SQ.FTS.B, Zero Cpn, 9/23/23 ... 7,900 7,499
5101039.SQ.FTS.B, Zero Cpn, 9/23/23 ... 5,757 5,424
5101147.SQ.FTS.B, Zero Cpn, 9/23/23 ... 4,892 4,687
5101225.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,925 2,774
5101288.SQ.FTS.B, Zero Cpn, 9/23/23 ... 370 358
5101296.SQ.FTS.B, Zero Cpn, 9/23/23 ... 39,945 38,218
5101673.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,955 1,793
5101683.SQ.FTS.B, Zero Cpn, 9/23/23 ... 3,393 3,091
5101700.SQ.FTS.B, Zero Cpn, 9/23/23 ... 8,915 8,289
5101793.SQ.FTS.B, Zero Cpn, 9/23/23 ... 4,038 3,715
5101835.SQ.FTS.B, Zero Cpn, 9/23/23 ... 456 431
5101843.SQ.FTS.B, Zero Cpn, 9/23/23 ... 4,091 3,874
5101887.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,385 2,273
5101913.SQ.FTS.B, Zero Cpn, 9/23/23 ... 5,508 5,185
5101948.SQ.FTS.B, Zero Cpn, 9/23/23 ... 521 496
5101953.SQ.FTS.B, Zero Cpn, 9/23/23 ... 3,086 2,852
5101988.SQ.FTS.B, Zero Cpn, 9/23/23 ... 19,974 19,101
5102216.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,080 1,014
5102222.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,428 2,221
5102249.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,602 2,489
5102277.SQ.FTS.B, Zero Cpn, 9/23/23 ... 6,376 6,122
5102366.SQ.FTS.B, Zero Cpn, 9/23/23 ... 5,296 4,978
5102409.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,379 1,295
5102418.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,605 1,494
5102427.SQ.FTS.B, Zero Cpn, 9/23/23 ... 540 515
5102435.SQ.FTS.B, Zero Cpn, 9/23/23 ... 5,614 5,018
5102472.SQ.FTS.B, Zero Cpn, 9/23/23 ... 5,977 5,601
5102539.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,858 2,728
5102556.SQ.FTS.B, Zero Cpn, 9/23/23 ... 21,343 19,913
5102716.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,037 978
5102720.SQ.FTS.B, Zero Cpn, 9/23/23 ... 3,801 3,609
5102730.SQ.FTS.B, Zero Cpn, 9/23/23 ... 9,731 9,275
5102756.SQ.FTS.B, Zero Cpn, 9/23/23 ... 978 909
5102758.SQ.FTS.B, Zero Cpn, 9/23/23 ... 10,190 9,705
5104358.SQ.FTS.B, Zero Cpn, 9/24/23 ... 9,181 8,610
5104437.SQ.FTS.B, Zero Cpn, 9/24/23 ... 10,276 9,593
Description
Principal
Amount Value
Block, Inc. (continued)
5104499.SQ.FTS.B, Zero Cpn, 9/24/23 ... $ 33,573 $ 32,077
5104948.SQ.FTS.B, Zero Cpn, 9/24/23 ... 33,680 31,938
5105828.SQ.FTS.B, Zero Cpn, 9/24/23 ... 904 848
5105857.SQ.FTS.B, Zero Cpn, 9/24/23 ... 6,922 6,397
5105914.SQ.FTS.B, Zero Cpn, 9/24/23 ... 2,974 2,781
5105963.SQ.FTS.B, Zero Cpn, 9/24/23 ... 2,369 2,201
5106011.SQ.FTS.B, Zero Cpn, 9/24/23 ... 5,154 4,891
5106104.SQ.FTS.B, Zero Cpn, 9/24/23 ... 4,474 4,189
5106141.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,576 1,468
5106170.SQ.FTS.B, Zero Cpn, 9/24/23 ... 13,322 12,405
5106328.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,298 1,192
5106337.SQ.FTS.B, Zero Cpn, 9/24/23 ... 7,566 7,028
5106421.SQ.FTS.B, Zero Cpn, 9/24/23 ... 8,492 7,777
5106504.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,986 1,896
5106521.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,325 1,242
5106538.SQ.FTS.B, Zero Cpn, 9/24/23 ... 17,369 16,273
5106672.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,431 1,333
5106683.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,398 1,306
5106699.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,860 1,740
5106706.SQ.FTS.B, Zero Cpn, 9/24/23 ... 2,009 1,859
5106724.SQ.FTS.B, Zero Cpn, 9/24/23 ... 31,324 29,468
5106855.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,397 1,229
5106861.SQ.FTS.B, Zero Cpn, 9/24/23 ... 5,703 5,243
5106892.SQ.FTS.B, Zero Cpn, 9/24/23 ... 2,287 2,132
5106923.SQ.FTS.B, Zero Cpn, 9/24/23 ... 7,289 7,000
5107004.SQ.FTS.B, Zero Cpn, 9/24/23 ... 31,038 29,442
5107213.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,742 1,636
5107221.SQ.FTS.B, Zero Cpn, 9/24/23 ... 5,622 5,251
5107264.SQ.FTS.B, Zero Cpn, 9/24/23 ... 6,112 5,791
5107339.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,704 1,558
5107353.SQ.FTS.B, Zero Cpn, 9/24/23 ... 2,750 2,551
5107404.SQ.FTS.B, Zero Cpn, 9/24/23 ... 3,817 3,476
5107431.SQ.FTS.B, Zero Cpn, 9/24/23 ... 21,683 20,611
5107560.SQ.FTS.B, Zero Cpn, 9/25/23 ... 6,913 6,555
5107683.SQ.FTS.B, Zero Cpn, 9/25/23 ... 3,806 3,632
5107774.SQ.FTS.B, Zero Cpn, 9/25/23 ... 3,183 2,976
5107835.SQ.FTS.B, Zero Cpn, 9/25/23 ... 4,957 4,790
5107921.SQ.FTS.B, Zero Cpn, 9/25/23 ... 17,610 16,475
5108160.SQ.FTS.B, Zero Cpn, 9/25/23 ... 10,443 10,002
5108302.SQ.FTS.B, Zero Cpn, 9/25/23 ... 3,522 3,277
5108349.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,200 2,089
5108376.SQ.FTS.B, Zero Cpn, 9/25/23 ... 3,195 2,960
5108447.SQ.FTS.B, Zero Cpn, 9/25/23 ... 5,965 5,589
5108497.SQ.FTS.B, Zero Cpn, 9/25/23 ... 3,687 3,518
5108535.SQ.FTS.B, Zero Cpn, 9/25/23 ... 5,632 5,280
5108607.SQ.FTS.B, Zero Cpn, 9/25/23 ... 657 588
5108622.SQ.FTS.B, Zero Cpn, 9/25/23 ... 6,473 6,033
5108730.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,965 2,761
5108745.SQ.FTS.B, Zero Cpn, 9/25/23 ... 4,539 4,375
5108786.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,495 1,356
5108816.SQ.FTS.B, Zero Cpn, 9/25/23 ... 6,695 6,165
5108900.SQ.FTS.B, Zero Cpn, 9/25/23 ... 20,893 19,586
5109145.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,790 2,553
5109191.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,604 2,434
5109209.SQ.FTS.B, Zero Cpn, 9/25/23 ... 4,340 3,908
5109269.SQ.FTS.B, Zero Cpn, 9/25/23 ... 4,952 4,725
5109345.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,654 1,552
5109366.SQ.FTS.B, Zero Cpn, 9/25/23 ... 7,665 7,265

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5109454.SQ.FTS.B, Zero Cpn, 9/25/23 ... $ 66,274 $ 61,247
5110097.SQ.FTS.B, Zero Cpn, 9/26/23 ... 3,741 3,520
5110117.SQ.FTS.B, Zero Cpn, 9/26/23 ... 775 731
5110122.SQ.FTS.B, Zero Cpn, 9/26/23 ... 6,267 5,977
5110167.SQ.FTS.B, Zero Cpn, 9/26/23 ... 3,772 3,543
5110200.SQ.FTS.B, Zero Cpn, 9/26/23 ... 4,179 3,907
5110240.SQ.FTS.B, Zero Cpn, 9/26/23 ... 1,313 1,222
5110254.SQ.FTS.B, Zero Cpn, 9/26/23 ... 2,563 2,366
5110270.SQ.FTS.B, Zero Cpn, 9/26/23 ... 4,280 3,948
5110314.SQ.FTS.B, Zero Cpn, 9/26/23 ... 9,617 9,038
5110389.SQ.FTS.B, Zero Cpn, 9/26/23 ... 2,595 2,401
5110410.SQ.FTS.B, Zero Cpn, 9/26/23 ... 10,186 9,720
5110481.SQ.FTS.B, Zero Cpn, 9/26/23 ... 15,778 14,663
5110636.SQ.FTS.B, Zero Cpn, 9/26/23 ... 4,996 4,742
5110673.SQ.FTS.B, Zero Cpn, 9/26/23 ... 5,361 4,962
5110725.SQ.FTS.B, Zero Cpn, 9/27/23 ... 6,682 6,380
5110762.SQ.FTS.B, Zero Cpn, 9/27/23 ... 1,552 1,438
5110779.SQ.FTS.B, Zero Cpn, 9/27/23 ... 4,001 3,761
5110811.SQ.FTS.B, Zero Cpn, 9/27/23 ... 7,987 7,495
5110863.SQ.FTS.B, Zero Cpn, 9/27/23 ... 8,253 7,821
5110923.SQ.FTS.B, Zero Cpn, 9/27/23 ... 584 550
5110925.SQ.FTS.B, Zero Cpn, 9/27/23 ... 9,880 9,285
5110983.SQ.FTS.B, Zero Cpn, 9/27/23 ... 3,783 3,574
5111012.SQ.FTS.B, Zero Cpn, 9/27/23 ... 1,699 1,577
5111024.SQ.FTS.B, Zero Cpn, 9/27/23 ... 5,084 4,766
5111063.SQ.FTS.B, Zero Cpn, 9/27/23 ... 6,524 6,067
5111103.SQ.FTS.B, Zero Cpn, 9/27/23 ... 2,775 2,601
5111117.SQ.FTS.B, Zero Cpn, 9/27/23 ... 1,090 1,024
5111129.SQ.FTS.B, Zero Cpn, 9/27/23 ... 11,695 10,992
5111247.SQ.FTS.B, Zero Cpn, 9/27/23 ... 6,707 6,234
5111290.SQ.FTS.B, Zero Cpn, 9/27/23 ... 2,791 2,627
5111314.SQ.FTS.B, Zero Cpn, 9/27/23 ... 10,808 10,056
5111520.SQ.FTS.B, Zero Cpn, 9/28/23 ... 32,447 30,249
5112172.SQ.FTS.B, Zero Cpn, 9/28/23 ... 14,440 13,655
5112318.SQ.FTS.B, Zero Cpn, 9/28/23 ... 16,139 15,283
5112445.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,115 2,005
5112464.SQ.FTS.B, Zero Cpn, 9/28/23 ... 3,961 3,706
5112539.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,083 1,954
5112558.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,542 2,425
5112573.SQ.FTS.B, Zero Cpn, 9/28/23 ... 5,249 5,010
5112611.SQ.FTS.B, Zero Cpn, 9/28/23 ... 3,406 3,178
5112638.SQ.FTS.B, Zero Cpn, 9/28/23 ... 9,905 9,455
5112702.SQ.FTS.B, Zero Cpn, 9/28/23 ... 3,483 3,198
5112732.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,385 2,311
5112746.SQ.FTS.B, Zero Cpn, 9/28/23 ... 4,321 4,119
5112797.SQ.FTS.B, Zero Cpn, 9/28/23 ... 4,372 4,087
5112852.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,067 1,913
5112862.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,426 1,299
5112874.SQ.FTS.B, Zero Cpn, 9/28/23 ... 9,845 9,254
5112955.SQ.FTS.B, Zero Cpn, 9/28/23 ... 10,104 9,367
5113058.SQ.FTS.B, Zero Cpn, 9/28/23 ... 6,473 5,939
5113141.SQ.FTS.B, Zero Cpn, 9/28/23 ... 11,106 10,268
5113266.SQ.FTS.B, Zero Cpn, 9/28/23 ... 3,843 3,538
5113337.SQ.FTS.B, Zero Cpn, 9/28/23 ... 12,233 11,339
5113494.SQ.FTS.B, Zero Cpn, 9/28/23 ... 974 906
5113505.SQ.FTS.B, Zero Cpn, 9/28/23 ... 6,828 6,392
5113574.SQ.FTS.B, Zero Cpn, 9/28/23 ... 32,234 31,008
5113882.SQ.FTS.B, Zero Cpn, 9/28/23 ... 30,268 28,553
Description
Principal
Amount Value
Block, Inc. (continued)
5114206.SQ.FTS.B, Zero Cpn, 9/28/23 ... $ 2,191 $ 2,055
5114225.SQ.FTS.B, Zero Cpn, 9/28/23 ... 748 681
5114229.SQ.FTS.B, Zero Cpn, 9/28/23 ... 16,307 15,351
5114361.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,362 1,256
5114378.SQ.FTS.B, Zero Cpn, 9/28/23 ... 6,435 5,997
5114504.SQ.FTS.B, Zero Cpn, 9/29/23 ... 11,030 10,272
5114611.SQ.FTS.B, Zero Cpn, 9/29/23 ... 13,594 12,750
5114687.SQ.FTS.B, Zero Cpn, 9/29/23 ... 5,572 5,367
5114738.SQ.FTS.B, Zero Cpn, 9/29/23 ... 19,339 18,162
5114897.SQ.FTS.B, Zero Cpn, 9/29/23 ... 1,600 1,480
5114930.SQ.FTS.B, Zero Cpn, 9/29/23 ... 12,203 11,469
5115107.SQ.FTS.B, Zero Cpn, 9/29/23 ... 9,902 9,447
5115241.SQ.FTS.B, Zero Cpn, 9/29/23 ... 3,434 3,202
5115314.SQ.FTS.B, Zero Cpn, 9/29/23 ... 8,413 8,027
5115456.SQ.FTS.B, Zero Cpn, 9/29/23 ... 17,279 16,357
5115737.SQ.FTS.B, Zero Cpn, 9/29/23 ... 5,690 5,395
5115799.SQ.FTS.B, Zero Cpn, 9/29/23 ... 3,915 3,626
5115847.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,219 2,103
5115892.SQ.FTS.B, Zero Cpn, 9/29/23 ... 489 438
5115911.SQ.FTS.B, Zero Cpn, 9/29/23 ... 10,707 10,003
5116007.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,481 2,323
5116044.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,105 1,954
5116095.SQ.FTS.B, Zero Cpn, 9/29/23 ... 403 351
5116096.SQ.FTS.B, Zero Cpn, 9/29/23 ... 3,341 3,185
5116126.SQ.FTS.B, Zero Cpn, 9/29/23 ... 1,220 1,115
5116150.SQ.FTS.B, Zero Cpn, 9/29/23 ... 9,059 8,590
5116225.SQ.FTS.B, Zero Cpn, 9/29/23 ... 10,652 9,970
5116412.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,129 1,975
5116448.SQ.FTS.B, Zero Cpn, 9/29/23 ... 13,335 12,908
5116541.SQ.FTS.B, Zero Cpn, 9/29/23 ... 1,664 1,556
5116547.SQ.FTS.B, Zero Cpn, 9/29/23 ... 10,172 9,560
5116610.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,937 2,728
5116653.SQ.FTS.B, Zero Cpn, 9/29/23 ... 1,196 1,073
5116662.SQ.FTS.B, Zero Cpn, 9/29/23 ... 13,494 12,565
5116803.SQ.FTS.B, Zero Cpn, 9/29/23 ... 3,351 3,140
5116874.SQ.FTS.B, Zero Cpn, 9/29/23 ... 8,986 8,409
5116990.SQ.FTS.B, Zero Cpn, 9/29/23 ... 18,073 16,945
5117163.SQ.FTS.B, Zero Cpn, 9/29/23 ... 45,599 43,219
5117214.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,987 1,863
5117238.SQ.FTS.B, Zero Cpn, 9/30/23 ... 12,614 11,778
5117309.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,334 1,245
5117315.SQ.FTS.B, Zero Cpn, 9/30/23 ... 45,677 42,320
5117643.SQ.FTS.B, Zero Cpn, 9/30/23 ... 13,794 12,895
5117743.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,513 5,150
5117787.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,972 3,713
5117854.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,322 2,162
5117897.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,424 4,220
5117949.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,802 5,445
5118035.SQ.FTS.B, Zero Cpn, 9/30/23 ... 13,525 12,913
5118159.SQ.FTS.B, Zero Cpn, 9/30/23 ... 11,839 11,158
5118288.SQ.FTS.B, Zero Cpn, 9/30/23 ... 13,710 12,859
5118372.SQ.FTS.B, Zero Cpn, 9/30/23 ... 8,976 8,568
5118441.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,864 1,748
5118470.SQ.FTS.B, Zero Cpn, 9/30/23 ... 10,594 9,836
5118558.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,100 5,822
5118620.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,620 4,259
5118686.SQ.FTS.B, Zero Cpn, 9/30/23 ... 25,753 24,122
5118857.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,446 2,292

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5118869.SQ.FTS.B, Zero Cpn, 9/30/23 ... $ 16,918 $ 15,844
5118998.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,881 2,695
5119011.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,124 1,052
5119023.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,062 3,819
5119054.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,253 2,073
5119060.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,037 979
5119074.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,631 4,327
5119109.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,912 1,792
5119131.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,034 3,776
5119154.SQ.FTS.B, Zero Cpn, 9/30/23 ... 10,737 10,102
5119201.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,310 2,151
5119221.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,147 5,772
5119262.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,540 1,426
5119267.SQ.FTS.B, Zero Cpn, 9/30/23 ... 9,913 9,578
5119331.SQ.FTS.B, Zero Cpn, 9/30/23 ... 8,165 7,793
5119369.SQ.FTS.B, Zero Cpn, 9/30/23 ... 13,751 13,280
5119392.SQ.FTS.B, Zero Cpn, 9/30/23 ... 585 541
5119401.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,936 2,778
5119405.SQ.FTS.B, Zero Cpn, 9/30/23 ... 48,627 45,544
5119608.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,962 5,695
5119655.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,563 2,447
5119665.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,818 6,393
5121536.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,045 1,952
5121555.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,391 2,240
5121599.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,333 5,953
5121637.SQ.FTS.B, Zero Cpn, 9/30/23 ... 551 514
5121651.SQ.FTS.B, Zero Cpn, 9/30/23 ... 26,411 25,022
5122084.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,616 1,509
5122141.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,020 1,875
5122180.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,325 2,176
5122204.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,337 4,990
5122269.SQ.FTS.B, Zero Cpn, 9/30/23 ... 12,970 12,103
5122424.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,765 5,501
5122484.SQ.FTS.B, Zero Cpn, 9/30/23 ... 9,348 8,435
5122619.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,438 1,362
5122643.SQ.FTS.B, Zero Cpn, 9/30/23 ... 805 742
5122658.SQ.FTS.B, Zero Cpn, 9/30/23 ... 27,183 25,547
5122947.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,134 1,066
5122968.SQ.FTS.B, Zero Cpn, 9/30/23 ... 8,709 8,077
5123057.SQ.FTS.B, Zero Cpn, 9/30/23 ... 25,617 23,998
5123267.SQ.FTS.B, Zero Cpn, 9/30/23 ... 13,741 12,851
5123471.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,071 2,909
5123495.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,379 4,145
5123531.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,731 2,605
5123561.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,807 5,444
5123613.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,406 1,305
5123647.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,665 4,327
5123759.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,726 5,415
5123887.SQ.FTS.B, Zero Cpn, 9/30/23 ... 16,241 15,308
5124058.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,448 3,208
5124084.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,956 4,651
5124174.SQ.FTS.B, Zero Cpn, 9/30/23 ... 15,966 14,996
5124284.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,331 1,245
5124299.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,501 2,348
5124324.SQ.FTS.B, Zero Cpn, 9/30/23 ... 10,043 9,355
5124425.SQ.FTS.B, Zero Cpn, 9/30/23 ... 7,769 7,175
5124518.SQ.FTS.B, Zero Cpn, 9/30/23 ... 21,145 19,985
5124679.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,012 933
Description
Principal
Amount Value
Block, Inc. (continued)
5124703.SQ.FTS.B, Zero Cpn, 9/30/23 ... $ 1,169 $ 1,070
5124708.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,316 1,214
5124747.SQ.FTS.B, Zero Cpn, 9/30/23 ... 9,422 8,731
5124897.SQ.FTS.B, Zero Cpn, 10/01/23 .. 97,868 93,299
5126309.SQ.FTS.B, Zero Cpn, 10/01/23 .. 8,609 8,366
5126420.SQ.FTS.B, Zero Cpn, 10/01/23 .. 1,403 1,299
5126438.SQ.FTS.B, Zero Cpn, 10/01/23 .. 30,735 29,073
5126826.SQ.FTS.B, Zero Cpn, 10/01/23 .. 423 366
5126842.SQ.FTS.B, Zero Cpn, 10/01/23 .. 3,138 3,009
5126889.SQ.FTS.B, Zero Cpn, 10/01/23 .. 19,813 18,556
5127131.SQ.FTS.B, Zero Cpn, 10/01/23 .. 9,641 9,025
5127322.SQ.FTS.B, Zero Cpn, 10/01/23 .. 15,068 14,158
5127649.SQ.FTS.B, Zero Cpn, 10/01/23 .. 4,096 3,836
5127713.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,141 1,039
5127728.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,960 1,876
5127740.SQ.FTS.B, Zero Cpn, 10/02/23 .. 3,546 3,380
5127769.SQ.FTS.B, Zero Cpn, 10/02/23 .. 13,576 12,704
5127847.SQ.FTS.B, Zero Cpn, 10/02/23 .. 813 755
5127850.SQ.FTS.B, Zero Cpn, 10/02/23 .. 2,466 2,301
5127873.SQ.FTS.B, Zero Cpn, 10/02/23 .. 2,586 2,437
5127892.SQ.FTS.B, Zero Cpn, 10/02/23 .. 7,938 7,520
5127929.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,543 1,426
5127935.SQ.FTS.B, Zero Cpn, 10/02/23 .. 2,800 2,671
5127947.SQ.FTS.B, Zero Cpn, 10/02/23 .. 25,232 23,644
5128072.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,501 1,390
5128084.SQ.FTS.B, Zero Cpn, 10/02/23 .. 2,371 2,251
5128107.SQ.FTS.B, Zero Cpn, 10/02/23 .. 20,133 18,921
5128235.SQ.FTS.B, Zero Cpn, 10/02/23 .. 6,350 5,977
5128284.SQ.FTS.B, Zero Cpn, 10/02/23 .. 13,765 13,039
5128360.SQ.FTS.B, Zero Cpn, 10/02/23 .. 5,977 5,659
5128393.SQ.FTS.B, Zero Cpn, 10/02/23 .. 3,393 3,132
5128413.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,788 1,680
5128425.SQ.FTS.B, Zero Cpn, 10/02/23 .. 5,384 5,000
5128469.SQ.FTS.B, Zero Cpn, 10/03/23 .. 8,122 7,652
5128518.SQ.FTS.B, Zero Cpn, 10/03/23 .. 670 600
5128523.SQ.FTS.B, Zero Cpn, 10/03/23 .. 2,380 2,236
5128537.SQ.FTS.B, Zero Cpn, 10/03/23 .. 629 576
5128541.SQ.FTS.B, Zero Cpn, 10/03/23 .. 9,131 8,506
5128593.SQ.FTS.B, Zero Cpn, 10/03/23 .. 4,715 4,433
5128624.SQ.FTS.B, Zero Cpn, 10/03/23 .. 5,715 5,276
5128661.SQ.FTS.B, Zero Cpn, 10/03/23 .. 756 704
5128669.SQ.FTS.B, Zero Cpn, 10/03/23 .. 982 923
5128680.SQ.FTS.B, Zero Cpn, 10/03/23 .. 549 519
5128685.SQ.FTS.B, Zero Cpn, 10/03/23 .. 564 528
5128693.SQ.FTS.B, Zero Cpn, 10/03/23 .. 5,254 4,937
5128715.SQ.FTS.B, Zero Cpn, 10/03/23 .. 12,661 11,835
5128766.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,453 1,372
5128778.SQ.FTS.B, Zero Cpn, 10/03/23 .. 5,987 5,535
5128805.SQ.FTS.B, Zero Cpn, 10/03/23 .. 6,120 5,717
5128828.SQ.FTS.B, Zero Cpn, 10/03/23 .. 12,177 11,615
5128913.SQ.FTS.B, Zero Cpn, 10/03/23 .. 7,741 7,147
5128949.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,681 1,523
5128956.SQ.FTS.B, Zero Cpn, 10/03/23 .. 2,434 2,276
5128974.SQ.FTS.B, Zero Cpn, 10/03/23 .. 2,024 1,930
5128981.SQ.FTS.B, Zero Cpn, 10/03/23 .. 3,867 3,620
5129001.SQ.FTS.B, Zero Cpn, 10/03/23 .. 3,990 3,720
5129023.SQ.FTS.B, Zero Cpn, 10/03/23 .. 4,051 3,805
5129036.SQ.FTS.B, Zero Cpn, 10/03/23 .. 840 781

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5129044.SQ.FTS.B, Zero Cpn, 10/03/23 .. $ 1,245 $ 1,156
5129055.SQ.FTS.B, Zero Cpn, 10/03/23 .. 10,834 10,181
5129127.SQ.FTS.B, Zero Cpn, 10/03/23 .. 6,328 5,994
5129165.SQ.FTS.B, Zero Cpn, 10/03/23 .. 14,180 13,525
5129235.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,997 1,844
5129252.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,184 1,110
5129262.SQ.FTS.B, Zero Cpn, 10/03/23 .. 5,462 5,094
5129282.SQ.FTS.B, Zero Cpn, 10/03/23 .. 15,254 14,168
5129642.SQ.FTS.B, Zero Cpn, 10/04/23 .. 19,934 18,491
5129868.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,323 2,148
5129900.SQ.FTS.B, Zero Cpn, 10/04/23 .. 10,760 10,107
5130126.SQ.FTS.B, Zero Cpn, 10/04/23 .. 370 345
5130132.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,229 1,162
5130156.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,301 1,245
5130190.SQ.FTS.B, Zero Cpn, 10/04/23 .. 4,150 3,960
5130234.SQ.FTS.B, Zero Cpn, 10/04/23 .. 13,745 13,020
5130328.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,782 2,613
5130358.SQ.FTS.B, Zero Cpn, 10/04/23 .. 9,979 9,527
5130416.SQ.FTS.B, Zero Cpn, 10/04/23 .. 10,308 9,642
5130497.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,230 1,131
5130503.SQ.FTS.B, Zero Cpn, 10/04/23 .. 13,216 12,623
5130601.SQ.FTS.B, Zero Cpn, 10/04/23 .. 4,146 3,918
5130628.SQ.FTS.B, Zero Cpn, 10/04/23 .. 21,157 19,555
5130799.SQ.FTS.B, Zero Cpn, 10/04/23 .. 5,427 5,090
5130823.SQ.FTS.B, Zero Cpn, 10/04/23 .. 7,124 6,562
5130908.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,315 1,198
5130922.SQ.FTS.B, Zero Cpn, 10/04/23 .. 6,372 6,037
5130982.SQ.FTS.B, Zero Cpn, 10/04/23 .. 8,235 7,790
5131037.SQ.FTS.B, Zero Cpn, 10/04/23 .. 20,159 18,497
5131196.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,168 2,008
5131231.SQ.FTS.B, Zero Cpn, 10/04/23 .. 622 582
5131238.SQ.FTS.B, Zero Cpn, 10/04/23 .. 9,510 8,905
5131308.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,130 994
5131324.SQ.FTS.B, Zero Cpn, 10/04/23 .. 14,715 13,789
5131400.SQ.FTS.B, Zero Cpn, 10/04/23 .. 549 519
5131408.SQ.FTS.B, Zero Cpn, 10/04/23 .. 6,016 5,693
5131509.SQ.FTS.B, Zero Cpn, 10/04/23 .. 3,435 3,293
5131529.SQ.FTS.B, Zero Cpn, 10/04/23 .. 3,945 3,652
5131540.SQ.FTS.B, Zero Cpn, 10/04/23 .. 8,872 8,369
5131575.SQ.FTS.B, Zero Cpn, 10/04/23 .. 9,194 8,548
5131621.SQ.FTS.B, Zero Cpn, 10/04/23 .. 5,250 4,972
5131656.SQ.FTS.B, Zero Cpn, 10/04/23 .. 678 628
5131669.SQ.FTS.B, Zero Cpn, 10/04/23 .. 30,622 28,669
5131790.SQ.FTS.B, Zero Cpn, 10/04/23 .. 21,275 20,025
5131875.SQ.FTS.B, Zero Cpn, 10/04/23 .. 972 904
5131884.SQ.FTS.B, Zero Cpn, 10/04/23 .. 7,567 7,103
5131917.SQ.FTS.B, Zero Cpn, 10/04/23 .. 14,817 13,887
5132006.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,436 2,247
5132023.SQ.FTS.B, Zero Cpn, 10/04/23 .. 4,479 4,223
5132062.SQ.FTS.B, Zero Cpn, 10/04/23 .. 19,924 18,874
5132153.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,783 2,565
5132163.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,089 1,947
5132178.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,828 1,728
5132203.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,504 2,299
5132209.SQ.FTS.B, Zero Cpn, 10/04/23 .. 31,370 29,732
5132431.SQ.FTS.B, Zero Cpn, 10/04/23 .. 52,050 48,898
5132720.SQ.FTS.B, Zero Cpn, 10/04/23 .. 4,659 4,364
5132753.SQ.FTS.B, Zero Cpn, 10/04/23 .. 10,142 9,616
Description
Principal
Amount Value
Block, Inc. (continued)
5132826.SQ.FTS.B, Zero Cpn, 10/04/23 .. $ 726 $ 671
5132845.SQ.FTS.B, Zero Cpn, 10/04/23 .. 67,337 62,194
5132902.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,528 2,366
5132918.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,387 3,175
5132946.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,118 2,943
5132957.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,141 1,058
5132960.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,445 1,338
5132976.SQ.FTS.B, Zero Cpn, 10/05/23 .. 8,259 7,680
5133006.SQ.FTS.B, Zero Cpn, 10/05/23 .. 6,710 6,219
5133063.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,720 2,513
5133092.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,273 1,174
5133104.SQ.FTS.B, Zero Cpn, 10/05/23 .. 8,790 8,232
5133155.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,189 2,054
5133166.SQ.FTS.B, Zero Cpn, 10/05/23 .. 10,967 10,460
5133219.SQ.FTS.B, Zero Cpn, 10/05/23 .. 4,194 3,900
5133254.SQ.FTS.B, Zero Cpn, 10/05/23 .. 74,713 69,959
5133903.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,200 1,142
5133917.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,276 1,209
5133935.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,896 3,653
5133961.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,913 1,785
5133965.SQ.FTS.B, Zero Cpn, 10/05/23 .. 12,971 12,046
5134057.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,089 2,893
5134104.SQ.FTS.B, Zero Cpn, 10/05/23 .. 4,102 3,834
5134137.SQ.FTS.B, Zero Cpn, 10/05/23 .. 6,139 5,744
5134185.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,039 1,850
5134215.SQ.FTS.B, Zero Cpn, 10/05/23 .. 6,932 6,333
5134297.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,753 1,641
5134302.SQ.FTS.B, Zero Cpn, 10/05/23 .. 287 239
5134308.SQ.FTS.B, Zero Cpn, 10/05/23 .. 7,664 7,155
5134349.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,586 1,471
5134361.SQ.FTS.B, Zero Cpn, 10/05/23 .. 10,747 10,215
5134465.SQ.FTS.B, Zero Cpn, 10/05/23 .. 606 567
5134478.SQ.FTS.B, Zero Cpn, 10/05/23 .. 10,217 9,636
5134549.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,726 3,488
5134577.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,962 3,693
5134589.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,487 1,378
5134599.SQ.FTS.B, Zero Cpn, 10/05/23 .. 22,502 21,429
5134740.SQ.FTS.B, Zero Cpn, 10/05/23 .. 16,430 15,172
5134884.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,575 2,456
5134908.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,897 1,775
5134911.SQ.FTS.B, Zero Cpn, 10/05/23 .. 16,285 15,521
5135043.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,341 2,180
5135063.SQ.FTS.B, Zero Cpn, 10/05/23 .. 9,509 9,071
5135101.SQ.FTS.B, Zero Cpn, 10/05/23 .. 18,601 17,822
5135239.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,075 2,915
5135269.SQ.FTS.B, Zero Cpn, 10/05/23 .. 49,441 46,848
5135680.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,570 2,408
5135710.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,056 981
5135722.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,769 1,641
5135733.SQ.FTS.B, Zero Cpn, 10/05/23 .. 9,233 8,573
5135797.SQ.FTS.B, Zero Cpn, 10/05/23 .. 34,479 32,047
5136001.SQ.FTS.B, Zero Cpn, 10/05/23 .. 10,690 10,183
5136023.SQ.FTS.B, Zero Cpn, 10/05/23 .. 9,770 9,323
5136068.SQ.FTS.B, Zero Cpn, 10/05/23 .. 25,947 24,316
5136113.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,693 3,421
5136166.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,558 3,330
5136182.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,917 1,775
5136194.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,014 2,826

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5136216.SQ.FTS.B, Zero Cpn, 10/06/23 .. $ 1,053 $ 984
5136224.SQ.FTS.B, Zero Cpn, 10/06/23 .. 23,230 21,690
5136378.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,272 1,205
5136389.SQ.FTS.B, Zero Cpn, 10/06/23 .. 8,362 7,896
5136453.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,519 2,333
5136483.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,441 2,270
5136529.SQ.FTS.B, Zero Cpn, 10/06/23 .. 10,178 9,559
5136627.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,361 3,153
5136658.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,490 1,390
5136667.SQ.FTS.B, Zero Cpn, 10/06/23 .. 6,927 6,607
5136782.SQ.FTS.B, Zero Cpn, 10/06/23 .. 455 418
5136784.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,270 2,952
5136863.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,864 1,750
5136872.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,038 2,874
5136931.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,688 3,517
5136979.SQ.FTS.B, Zero Cpn, 10/06/23 .. 703 657
5136996.SQ.FTS.B, Zero Cpn, 10/06/23 .. 631 593
5137004.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,656 3,426
5137074.SQ.FTS.B, Zero Cpn, 10/06/23 .. 925 878
5137080.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,759 1,647
5137092.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,060 985
5137100.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,112 1,032
5137109.SQ.FTS.B, Zero Cpn, 10/06/23 .. 5,632 5,340
5137161.SQ.FTS.B, Zero Cpn, 10/06/23 .. 9,914 9,214
5137273.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,653 2,530
5137295.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,303 2,196
5137315.SQ.FTS.B, Zero Cpn, 10/06/23 .. 699 653
5137325.SQ.FTS.B, Zero Cpn, 10/06/23 .. 5,509 5,001
5138049.SQ.FTS.B, Zero Cpn, 10/06/23 .. 65 –
5138072.SQ.FTS.B, Zero Cpn, 10/06/23 .. 6,083 5,695
5138099.SQ.FTS.B, Zero Cpn, 10/06/23 .. 5,129 4,648
5138173.SQ.FTS.B, Zero Cpn, 10/06/23 .. 12,261 11,607
5138297.SQ.FTS.B, Zero Cpn, 10/06/23 .. 13,214 12,259
5138360.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,747 3,497
5138393.SQ.FTS.B, Zero Cpn, 10/06/23 .. 5,126 4,867
5138431.SQ.FTS.B, Zero Cpn, 10/06/23 .. 4,020 3,759
5138470.SQ.FTS.B, Zero Cpn, 10/06/23 .. 8,958 8,326
5138578.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,130 2,000
5138599.SQ.FTS.B, Zero Cpn, 10/06/23 .. 10,151 9,435
5138679.SQ.FTS.B, Zero Cpn, 10/06/23 .. 10,018 9,371
5138741.SQ.FTS.B, Zero Cpn, 10/06/23 .. 8,482 7,777
5138802.SQ.FTS.B, Zero Cpn, 10/06/23 .. 9,098 8,438
5138860.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,179 2,054
5138869.SQ.FTS.B, Zero Cpn, 10/06/23 .. 6,726 6,285
5138917.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,076 999
5138928.SQ.FTS.B, Zero Cpn, 10/06/23 .. 7,559 7,146
5139033.SQ.FTS.B, Zero Cpn, 10/06/23 .. 4,633 4,391
5139115.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,291 1,214
5139145.SQ.FTS.B, Zero Cpn, 10/06/23 .. 7,606 7,114
5139219.SQ.FTS.B, Zero Cpn, 10/06/23 .. 17,856 17,028
5139377.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,595 2,440
5139424.SQ.FTS.B, Zero Cpn, 10/06/23 .. 73,685 69,226
5141482.SQ.FTS.B, Zero Cpn, 10/07/23 .. 23,054 21,588
5141675.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,035 983
5141701.SQ.FTS.B, Zero Cpn, 10/07/23 .. 723 680
5141708.SQ.FTS.B, Zero Cpn, 10/07/23 .. 17,240 16,329
5141807.SQ.FTS.B, Zero Cpn, 10/07/23 .. 5,737 5,343
5141861.SQ.FTS.B, Zero Cpn, 10/07/23 .. 10,236 9,526
Description
Principal
Amount Value
Block, Inc. (continued)
5141945.SQ.FTS.B, Zero Cpn, 10/07/23 .. $ 1,762 $ 1,659
5141962.SQ.FTS.B, Zero Cpn, 10/07/23 .. 4,132 3,883
5142028.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,023 1,896
5142049.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,551 2,383
5142085.SQ.FTS.B, Zero Cpn, 10/07/23 .. 3,633 3,490
5142133.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,556 1,449
5142175.SQ.FTS.B, Zero Cpn, 10/07/23 .. 4,090 3,849
5142267.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,237 1,144
5142327.SQ.FTS.B, Zero Cpn, 10/07/23 .. 5,498 5,129
5142404.SQ.FTS.B, Zero Cpn, 10/07/23 .. 7,510 7,162
5142507.SQ.FTS.B, Zero Cpn, 10/07/23 .. 6,940 6,613
5142602.SQ.FTS.B, Zero Cpn, 10/07/23 .. 7,342 6,851
5142724.SQ.FTS.B, Zero Cpn, 10/07/23 .. 8,372 7,985
5142830.SQ.FTS.B, Zero Cpn, 10/07/23 .. 5,748 5,363
5142915.SQ.FTS.B, Zero Cpn, 10/07/23 .. 8,505 7,964
5143050.SQ.FTS.B, Zero Cpn, 10/07/23 .. 18,839 17,609
5143292.SQ.FTS.B, Zero Cpn, 10/07/23 .. 4,651 4,359
5143352.SQ.FTS.B, Zero Cpn, 10/07/23 .. 3,678 3,436
5143378.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,684 2,499
5143386.SQ.FTS.B, Zero Cpn, 10/07/23 .. 22,954 21,549
5143582.SQ.FTS.B, Zero Cpn, 10/07/23 .. 9,329 8,733
5143837.SQ.FTS.B, Zero Cpn, 10/07/23 .. 4,013 3,751
5143977.SQ.FTS.B, Zero Cpn, 10/07/23 .. 19,504 18,281
5144216.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,655 1,555
5144252.SQ.FTS.B, Zero Cpn, 10/07/23 .. 41,140 38,612
5144774.SQ.FTS.B, Zero Cpn, 10/07/23 .. 9,178 8,604
5144849.SQ.FTS.B, Zero Cpn, 10/08/23 .. 12,214 11,541
5144972.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,826 2,677
5144989.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,499 1,391
5144998.SQ.FTS.B, Zero Cpn, 10/08/23 .. 9,035 8,491
5145086.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,203 2,023
5145120.SQ.FTS.B, Zero Cpn, 10/08/23 .. 31,337 29,414
5145573.SQ.FTS.B, Zero Cpn, 10/08/23 .. 8,301 7,911
5145692.SQ.FTS.B, Zero Cpn, 10/08/23 .. 5,048 4,739
5145760.SQ.FTS.B, Zero Cpn, 10/08/23 .. 5,040 4,780
5145818.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,240 2,093
5145849.SQ.FTS.B, Zero Cpn, 10/08/23 .. 742 699
5145899.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,268 2,101
5145947.SQ.FTS.B, Zero Cpn, 10/08/23 .. 7,410 7,068
5146065.SQ.FTS.B, Zero Cpn, 10/08/23 .. 3,554 3,330
5146087.SQ.FTS.B, Zero Cpn, 10/08/23 .. 13,728 12,712
5146269.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,533 1,462
5146313.SQ.FTS.B, Zero Cpn, 10/08/23 .. 4,482 4,243
5146356.SQ.FTS.B, Zero Cpn, 10/08/23 .. 36,865 34,547
5146675.SQ.FTS.B, Zero Cpn, 10/08/23 .. 8,965 8,436
5146747.SQ.FTS.B, Zero Cpn, 10/08/23 .. 4,085 3,928
5146790.SQ.FTS.B, Zero Cpn, 10/08/23 .. 8,229 7,999
5146884.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,747 2,568
5146937.SQ.FTS.B, Zero Cpn, 10/08/23 .. 5,559 5,195
5146977.SQ.FTS.B, Zero Cpn, 10/08/23 .. 25,014 23,854
5147207.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,617 1,487
5147226.SQ.FTS.B, Zero Cpn, 10/08/23 .. 11,664 11,125
5147315.SQ.FTS.B, Zero Cpn, 10/08/23 .. 5,117 4,808
5147343.SQ.FTS.B, Zero Cpn, 10/08/23 .. 9,638 9,017
5147415.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,280 2,101
5147455.SQ.FTS.B, Zero Cpn, 10/08/23 .. 3,004 2,779
5147486.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,977 1,853
5147509.SQ.FTS.B, Zero Cpn, 10/08/23 .. 5,344 5,045

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5147632.SQ.FTS.B, Zero Cpn, 10/08/23 .. $ 13,955 $ 13,073
5147724.SQ.FTS.B, Zero Cpn, 10/08/23 .. 3,229 3,021
5147754.SQ.FTS.B, Zero Cpn, 10/08/23 .. 8,020 7,450
5147855.SQ.FTS.B, Zero Cpn, 10/08/23 .. 15,370 14,308
5148014.SQ.FTS.B, Zero Cpn, 10/08/23 .. 17,011 15,976
5148101.SQ.FTS.B, Zero Cpn, 10/09/23 .. 1,001 952
5148107.SQ.FTS.B, Zero Cpn, 10/09/23 .. 9,686 9,067
5148137.SQ.FTS.B, Zero Cpn, 10/09/23 .. 5,627 5,217
5148166.SQ.FTS.B, Zero Cpn, 10/09/23 .. 3,462 3,238
5148177.SQ.FTS.B, Zero Cpn, 10/09/23 .. 37,520 35,776
5148337.SQ.FTS.B, Zero Cpn, 10/09/23 .. 5,558 5,189
5148379.SQ.FTS.B, Zero Cpn, 10/09/23 .. 14,525 13,564
5148474.SQ.FTS.B, Zero Cpn, 10/09/23 .. 535 491
5148479.SQ.FTS.B, Zero Cpn, 10/09/23 .. 10,354 9,875
5148527.SQ.FTS.B, Zero Cpn, 10/09/23 .. 4,729 4,440
5148555.SQ.FTS.B, Zero Cpn, 10/09/23 .. 3,487 3,251
5148588.SQ.FTS.B, Zero Cpn, 10/09/23 .. 18,639 17,703
5148711.SQ.FTS.B, Zero Cpn, 10/09/23 .. 18,896 18,020
5148850.SQ.FTS.B, Zero Cpn, 10/09/23 .. 2,334 2,226
5148859.SQ.FTS.B, Zero Cpn, 10/10/23 .. 8,549 8,028
5148917.SQ.FTS.B, Zero Cpn, 10/10/23 .. 2,051 1,879
5148941.SQ.FTS.B, Zero Cpn, 10/10/23 .. 4,418 4,106
5148963.SQ.FTS.B, Zero Cpn, 10/10/23 .. 35,107 32,879
5149129.SQ.FTS.B, Zero Cpn, 10/10/23 .. 2,290 2,145
5149144.SQ.FTS.B, Zero Cpn, 10/10/23 .. 3,995 3,748
5149160.SQ.FTS.B, Zero Cpn, 10/10/23 .. 822 771
5149170.SQ.FTS.B, Zero Cpn, 10/10/23 .. 1,369 1,291
5149178.SQ.FTS.B, Zero Cpn, 10/10/23 .. 13,927 13,195
5149269.SQ.FTS.B, Zero Cpn, 10/10/23 .. 1,202 1,118
5149276.SQ.FTS.B, Zero Cpn, 10/10/23 .. 1,101 1,025
5149285.SQ.FTS.B, Zero Cpn, 10/10/23 .. 1,392 1,305
5149296.SQ.FTS.B, Zero Cpn, 10/10/23 .. 26,562 24,865
5149434.SQ.FTS.B, Zero Cpn, 10/10/23 .. 8,109 7,554
5149477.SQ.FTS.B, Zero Cpn, 10/10/23 .. 34,781 32,419
5149943.SQ.FTS.B, Zero Cpn, 10/11/23 .. 3,364 3,182
5149994.SQ.FTS.B, Zero Cpn, 10/11/23 .. 11,887 11,259
5150113.SQ.FTS.B, Zero Cpn, 10/11/23 .. 9,480 8,973
5150288.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,031 956
5150319.SQ.FTS.B, Zero Cpn, 10/11/23 .. 12,509 11,927
5150453.SQ.FTS.B, Zero Cpn, 10/11/23 .. 3,164 2,948
5150470.SQ.FTS.B, Zero Cpn, 10/11/23 .. 9,515 8,832
5150537.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,440 2,276
5150547.SQ.FTS.B, Zero Cpn, 10/11/23 .. 29,365 27,587
5150755.SQ.FTS.B, Zero Cpn, 10/11/23 .. 555 497
5150775.SQ.FTS.B, Zero Cpn, 10/11/23 .. 14,026 13,163
5150947.SQ.FTS.B, Zero Cpn, 10/11/23 .. 14,730 13,839
5151046.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,427 1,328
5151058.SQ.FTS.B, Zero Cpn, 10/11/23 .. 22,803 21,305
5151251.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,003 959
5151254.SQ.FTS.B, Zero Cpn, 10/11/23 .. 21,829 20,793
5151467.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,457 2,296
5151485.SQ.FTS.B, Zero Cpn, 10/11/23 .. 6,407 5,904
5151644.SQ.FTS.B, Zero Cpn, 10/11/23 .. 953 901
5151656.SQ.FTS.B, Zero Cpn, 10/11/23 .. 53,071 49,541
5152221.SQ.FTS.B, Zero Cpn, 10/11/23 .. 13,381 12,756
5152276.SQ.FTS.B, Zero Cpn, 10/11/23 .. 5,488 5,200
5152302.SQ.FTS.B, Zero Cpn, 10/11/23 .. 6,655 6,233
5152326.SQ.FTS.B, Zero Cpn, 10/11/23 .. 4,357 4,091
Description
Principal
Amount Value
Block, Inc. (continued)
5152334.SQ.FTS.B, Zero Cpn, 10/11/23 .. $ 14,803 $ 14,391
5152396.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,315 2,169
5152412.SQ.FTS.B, Zero Cpn, 10/11/23 .. 16,056 15,201
5152519.SQ.FTS.B, Zero Cpn, 10/11/23 .. 38,721 36,275
5152767.SQ.FTS.B, Zero Cpn, 10/11/23 .. 5,829 5,559
5152822.SQ.FTS.B, Zero Cpn, 10/11/23 .. 35,829 33,832
5152971.SQ.FTS.B, Zero Cpn, 10/11/23 .. 9,329 8,711
5153086.SQ.FTS.B, Zero Cpn, 10/11/23 .. 5,518 5,165
5153125.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,994 1,859
5153136.SQ.FTS.B, Zero Cpn, 10/11/23 .. 4,879 4,562
5153148.SQ.FTS.B, Zero Cpn, 10/11/23 .. 6,244 5,935
5153173.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,264 1,195
5153179.SQ.FTS.B, Zero Cpn, 10/11/23 .. 421 401
5153190.SQ.FTS.B, Zero Cpn, 10/11/23 .. 21,201 19,854
5153353.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,511 2,329
5153369.SQ.FTS.B, Zero Cpn, 10/11/23 .. 15,537 14,554
5153453.SQ.FTS.B, Zero Cpn, 10/12/23 .. 10,856 10,276
5153589.SQ.FTS.B, Zero Cpn, 10/12/23 .. 5,281 4,942
5153611.SQ.FTS.B, Zero Cpn, 10/12/23 .. 16,849 15,786
5153784.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,651 3,446
5153808.SQ.FTS.B, Zero Cpn, 10/12/23 .. 12,033 11,465
5153874.SQ.FTS.B, Zero Cpn, 10/12/23 .. 7,985 7,615
5153956.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,494 3,282
5153988.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,687 3,515
5154008.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,249 1,174
5154015.SQ.FTS.B, Zero Cpn, 10/12/23 .. 10,699 10,020
5154100.SQ.FTS.B, Zero Cpn, 10/12/23 .. 7,016 6,570
5154181.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,829 2,677
5154217.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,114 3,016
5154262.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,561 2,441
5154314.SQ.FTS.B, Zero Cpn, 10/12/23 .. 4,772 4,464
5154404.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,987 6,579
5154543.SQ.FTS.B, Zero Cpn, 10/12/23 .. 5,265 5,019
5154612.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,575 1,473
5154631.SQ.FTS.B, Zero Cpn, 10/12/23 .. 9,472 8,865
5154724.SQ.FTS.B, Zero Cpn, 10/12/23 .. 14,336 13,672
5154882.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,112 2,014
5154907.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,727 6,316
5154961.SQ.FTS.B, Zero Cpn, 10/12/23 .. 4,452 4,122
5154987.SQ.FTS.B, Zero Cpn, 10/12/23 .. 5,920 5,550
5155036.SQ.FTS.B, Zero Cpn, 10/12/23 .. 7,241 6,782
5155122.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,649 2,513
5155141.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,147 1,075
5155148.SQ.FTS.B, Zero Cpn, 10/12/23 .. 30,215 28,306
5155471.SQ.FTS.B, Zero Cpn, 10/12/23 .. 68,346 63,761
5156010.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,232 5,944
5156084.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,045 1,963
5156124.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,864 1,778
5156156.SQ.FTS.B, Zero Cpn, 10/12/23 .. 13,166 12,746
5156296.SQ.FTS.B, Zero Cpn, 10/12/23 .. 31,389 29,929
5156655.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,231 5,912
5156702.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,886 6,417
5156782.SQ.FTS.B, Zero Cpn, 10/12/23 .. 10,437 9,985
5156875.SQ.FTS.B, Zero Cpn, 10/12/23 .. 12,650 12,013
5156973.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,728 6,318
5157001.SQ.FTS.B, Zero Cpn, 10/12/23 .. 30,599 29,162
5157137.SQ.FTS.B, Zero Cpn, 10/12/23 .. 4,272 4,056
5157152.SQ.FTS.B, Zero Cpn, 10/12/23 .. 7,797 7,321

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5157233.SQ.FTS.B, Zero Cpn, 10/12/23 .. $ 2,048 $ 1,889
5157254.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,450 3,213
5157279.SQ.FTS.B, Zero Cpn, 10/12/23 .. 14,628 13,954
5157398.SQ.FTS.B, Zero Cpn, 10/13/23 .. 3,692 3,545
5157456.SQ.FTS.B, Zero Cpn, 10/13/23 .. 3,359 3,124
5157473.SQ.FTS.B, Zero Cpn, 10/13/23 .. 5,358 5,109
5157521.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,405 2,226
5157547.SQ.FTS.B, Zero Cpn, 10/13/23 .. 14,938 13,928
5157746.SQ.FTS.B, Zero Cpn, 10/13/23 .. 5,937 5,566
5157821.SQ.FTS.B, Zero Cpn, 10/13/23 .. 6,011 5,627
5157875.SQ.FTS.B, Zero Cpn, 10/13/23 .. 607 569
5157884.SQ.FTS.B, Zero Cpn, 10/13/23 .. 15,175 14,089
5158067.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,020 960
5158082.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,421 1,310
5158098.SQ.FTS.B, Zero Cpn, 10/13/23 .. 5,486 5,171
5158164.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,101 1,052
5158173.SQ.FTS.B, Zero Cpn, 10/13/23 .. 5,082 4,746
5158213.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,387 4,119
5158265.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,327 1,234
5158274.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,711 2,532
5158290.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,997 4,765
5158325.SQ.FTS.B, Zero Cpn, 10/13/23 .. 8,765 8,233
5158425.SQ.FTS.B, Zero Cpn, 10/13/23 .. 26,836 25,145
5158685.SQ.FTS.B, Zero Cpn, 10/13/23 .. 3,284 3,076
5158706.SQ.FTS.B, Zero Cpn, 10/13/23 .. 38,583 35,874
5159072.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,947 2,786
5159090.SQ.FTS.B, Zero Cpn, 10/13/23 .. 19,203 17,953
5159226.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,819 4,591
5159258.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,685 2,515
5159278.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,157 3,888
5159304.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,485 4,277
5159356.SQ.FTS.B, Zero Cpn, 10/13/23 .. 13,074 12,273
5159439.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,046 3,786
5159464.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,788 1,676
5159477.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,318 4,036
5159501.SQ.FTS.B, Zero Cpn, 10/13/23 .. 3,099 2,909
5159523.SQ.FTS.B, Zero Cpn, 10/13/23 .. 7,853 7,324
5159580.SQ.FTS.B, Zero Cpn, 10/13/23 .. 11,484 10,806
5159643.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,635 2,447
5159675.SQ.FTS.B, Zero Cpn, 10/13/23 .. 6,507 6,090
5159726.SQ.FTS.B, Zero Cpn, 10/13/23 .. 65,262 61,292
5160199.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,200 1,112
5160219.SQ.FTS.B, Zero Cpn, 10/13/23 .. 5,011 4,627
5160236.SQ.FTS.B, Zero Cpn, 10/13/23 .. 26,936 25,242
5160471.SQ.FTS.B, Zero Cpn, 10/13/23 .. 3,140 2,920
5160501.SQ.FTS.B, Zero Cpn, 10/13/23 .. 552 503
5160507.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,856 1,762
5160522.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,234 1,156
5160531.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,165 2,075
5160539.SQ.FTS.B, Zero Cpn, 10/13/23 .. 17,371 16,257
5160629.SQ.FTS.B, Zero Cpn, 10/13/23 .. 5,634 5,262
5160651.SQ.FTS.B, Zero Cpn, 10/13/23 .. 7,030 6,586
5160717.SQ.FTS.B, Zero Cpn, 10/13/23 .. 809 693
5160744.SQ.FTS.B, Zero Cpn, 10/13/23 .. 83,992 80,079
5162509.SQ.FTS.B, Zero Cpn, 10/14/23 .. 68,839 64,448
5162935.SQ.FTS.B, Zero Cpn, 10/14/23 .. 5,630 5,238
5162955.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,420 2,280
5162987.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,948 1,811
Description
Principal
Amount Value
Block, Inc. (continued)
5163000.SQ.FTS.B, Zero Cpn, 10/14/23 .. $ 10,381 $ 9,896
5163098.SQ.FTS.B, Zero Cpn, 10/14/23 .. 6,577 6,175
5163155.SQ.FTS.B, Zero Cpn, 10/14/23 .. 10,726 10,190
5163289.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,980 1,827
5163312.SQ.FTS.B, Zero Cpn, 10/14/23 .. 21,867 20,530
5163509.SQ.FTS.B, Zero Cpn, 10/14/23 .. 11,656 10,912
5163616.SQ.FTS.B, Zero Cpn, 10/14/23 .. 23,064 21,618
5163807.SQ.FTS.B, Zero Cpn, 10/14/23 .. 37,907 35,352
5164173.SQ.FTS.B, Zero Cpn, 10/14/23 .. 877 804
5164174.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,555 2,390
5164196.SQ.FTS.B, Zero Cpn, 10/14/23 .. 6,619 6,192
5164254.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,939 3,709
5164302.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,852 2,668
5164324.SQ.FTS.B, Zero Cpn, 10/14/23 .. 7,781 7,308
5164410.SQ.FTS.B, Zero Cpn, 10/14/23 .. 34,441 32,391
5164779.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,808 3,574
5164800.SQ.FTS.B, Zero Cpn, 10/14/23 .. 31,463 29,459
5165105.SQ.FTS.B, Zero Cpn, 10/14/23 .. 4,513 4,228
5165156.SQ.FTS.B, Zero Cpn, 10/14/23 .. 6,515 6,171
5165213.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,838 2,654
5165244.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,265 3,057
5165268.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,284 3,098
5165288.SQ.FTS.B, Zero Cpn, 10/14/23 .. 9,520 8,974
5165378.SQ.FTS.B, Zero Cpn, 10/14/23 .. 10,036 9,319
5165433.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,940 1,804
5165457.SQ.FTS.B, Zero Cpn, 10/14/23 .. 6,441 6,141
5165511.SQ.FTS.B, Zero Cpn, 10/14/23 .. 12,534 11,744
5165652.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,351 3,194
5165695.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,140 2,928
5165726.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,224 1,143
5165737.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,471 3,228
5165754.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,990 2,797
5165799.SQ.FTS.B, Zero Cpn, 10/14/23 .. 4,183 3,877
5165875.SQ.FTS.B, Zero Cpn, 10/14/23 .. 5,473 5,183
5165914.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,131 1,983
5165958.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,020 1,881
5165986.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,440 3,280
5166049.SQ.FTS.B, Zero Cpn, 10/14/23 .. 11,891 11,261
5166156.SQ.FTS.B, Zero Cpn, 10/14/23 .. 7,637 7,164
5166223.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,712 1,599
5166227.SQ.FTS.B, Zero Cpn, 10/14/23 .. 75,098 71,601
5166521.SQ.FTS.B, Zero Cpn, 10/15/23 .. 7,464 7,066
5166615.SQ.FTS.B, Zero Cpn, 10/15/23 .. 11,466 10,971
5166705.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,463 1,348
5166730.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,307 1,222
5166751.SQ.FTS.B, Zero Cpn, 10/15/23 .. 9,960 9,117
5166817.SQ.FTS.B, Zero Cpn, 10/15/23 .. 4,706 4,392
5166841.SQ.FTS.B, Zero Cpn, 10/15/23 .. 4,094 3,877
5166870.SQ.FTS.B, Zero Cpn, 10/15/23 .. 8,392 8,130
5166956.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,746 1,655
5166972.SQ.FTS.B, Zero Cpn, 10/15/23 .. 38,266 35,832
5167334.SQ.FTS.B, Zero Cpn, 10/15/23 .. 972 911
5167335.SQ.FTS.B, Zero Cpn, 10/15/23 .. 4,975 4,627
5167401.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,009 1,864
5167427.SQ.FTS.B, Zero Cpn, 10/15/23 .. 965 898
5167455.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,575 1,507
5167500.SQ.FTS.B, Zero Cpn, 10/15/23 .. 6,729 6,372
5167604.SQ.FTS.B, Zero Cpn, 10/15/23 .. 13,059 12,456

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5168098.SQ.FTS.B, Zero Cpn, 10/15/23 .. $ 2,717 $ 2,549
5168205.SQ.FTS.B, Zero Cpn, 10/15/23 .. 4,006 3,759
5168289.SQ.FTS.B, Zero Cpn, 10/15/23 .. 6,023 5,596
5168411.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,684 1,590
5168454.SQ.FTS.B, Zero Cpn, 10/15/23 .. 4,362 4,075
5168510.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,208 3,058
5168563.SQ.FTS.B, Zero Cpn, 10/15/23 .. 7,221 6,884
5168680.SQ.FTS.B, Zero Cpn, 10/15/23 .. 4,358 4,093
5168750.SQ.FTS.B, Zero Cpn, 10/15/23 .. 9,227 8,639
5168842.SQ.FTS.B, Zero Cpn, 10/15/23 .. 6,847 6,641
5168932.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,245 3,010
5168977.SQ.FTS.B, Zero Cpn, 10/15/23 .. 8,334 7,758
5169045.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,427 3,179
5169102.SQ.FTS.B, Zero Cpn, 10/15/23 .. 50,338 47,113
5169673.SQ.FTS.B, Zero Cpn, 10/15/23 .. 27,695 26,006
5169921.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,383 3,105
5169928.SQ.FTS.B, Zero Cpn, 10/15/23 .. 4,661 4,477
5169962.SQ.FTS.B, Zero Cpn, 10/15/23 .. 5,424 5,095
5170009.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,420 1,304
5170019.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,117 2,888
5170034.SQ.FTS.B, Zero Cpn, 10/15/23 .. 10,853 10,160
5170150.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,459 1,363
5170153.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,345 3,125
5170173.SQ.FTS.B, Zero Cpn, 10/15/23 .. 55,988 53,052
5170777.SQ.FTS.B, Zero Cpn, 10/15/23 .. 8,080 7,567
5170843.SQ.FTS.B, Zero Cpn, 10/15/23 .. 16,245 15,235
5170976.SQ.FTS.B, Zero Cpn, 10/15/23 .. 12,073 11,510
5171068.SQ.FTS.B, Zero Cpn, 10/15/23 .. 68,469 64,122
5171614.SQ.FTS.B, Zero Cpn, 10/16/23 .. 845 795
5171620.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,028 1,903
5171635.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,986 2,796
5171656.SQ.FTS.B, Zero Cpn, 10/16/23 .. 1,012 954
5171665.SQ.FTS.B, Zero Cpn, 10/16/23 .. 7,696 7,206
5171725.SQ.FTS.B, Zero Cpn, 10/16/23 .. 6,676 6,325
5171759.SQ.FTS.B, Zero Cpn, 10/16/23 .. 5,780 5,415
5171787.SQ.FTS.B, Zero Cpn, 10/16/23 .. 1,530 1,432
5171798.SQ.FTS.B, Zero Cpn, 10/16/23 .. 35,147 32,913
5172034.SQ.FTS.B, Zero Cpn, 10/16/23 .. 13,162 12,325
5172121.SQ.FTS.B, Zero Cpn, 10/16/23 .. 16,423 15,651
5172232.SQ.FTS.B, Zero Cpn, 10/16/23 .. 4,960 4,616
5172263.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,841 2,690
5172281.SQ.FTS.B, Zero Cpn, 10/16/23 .. 3,492 3,307
5172304.SQ.FTS.B, Zero Cpn, 10/16/23 .. 9,989 9,323
5172371.SQ.FTS.B, Zero Cpn, 10/16/23 .. 4,991 4,640
5172402.SQ.FTS.B, Zero Cpn, 10/16/23 .. 3,954 3,712
5172432.SQ.FTS.B, Zero Cpn, 10/16/23 .. 8,505 7,955
5172517.SQ.FTS.B, Zero Cpn, 10/17/23 .. 3,560 3,392
5172535.SQ.FTS.B, Zero Cpn, 10/17/23 .. 8,443 7,917
5172607.SQ.FTS.B, Zero Cpn, 10/17/23 .. 2,503 2,335
5172631.SQ.FTS.B, Zero Cpn, 10/17/23 .. 3,124 2,903
5172651.SQ.FTS.B, Zero Cpn, 10/17/23 .. 3,197 3,047
5172676.SQ.FTS.B, Zero Cpn, 10/17/23 .. 6,418 6,112
5172726.SQ.FTS.B, Zero Cpn, 10/17/23 .. 4,922 4,527
5172757.SQ.FTS.B, Zero Cpn, 10/17/23 .. 9,442 8,939
5172829.SQ.FTS.B, Zero Cpn, 10/17/23 .. 4,488 4,280
5172857.SQ.FTS.B, Zero Cpn, 10/17/23 .. 2,476 2,324
5172879.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,635 1,526
5172887.SQ.FTS.B, Zero Cpn, 10/17/23 .. 10,011 9,478
Description
Principal
Amount Value
Block, Inc. (continued)
5172968.SQ.FTS.B, Zero Cpn, 10/17/23 .. $ 18,376 $ 17,150
5173093.SQ.FTS.B, Zero Cpn, 10/17/23 .. 2,298 2,149
5173109.SQ.FTS.B, Zero Cpn, 10/17/23 .. 2,816 2,677
5173135.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,309 1,214
5173148.SQ.FTS.B, Zero Cpn, 10/17/23 .. 3,674 3,420
5173173.SQ.FTS.B, Zero Cpn, 10/17/23 .. 3,763 3,508
5173204.SQ.FTS.B, Zero Cpn, 10/17/23 .. 4,933 4,548
5173238.SQ.FTS.B, Zero Cpn, 10/17/23 .. 13,032 12,425
5173468.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,506 1,413
5173516.SQ.FTS.B, Zero Cpn, 10/18/23 .. 6,006 5,571
5173671.SQ.FTS.B, Zero Cpn, 10/18/23 .. 674 636
5173697.SQ.FTS.B, Zero Cpn, 10/18/23 .. 14,341 13,573
5174300.SQ.FTS.B, Zero Cpn, 10/18/23 .. 12,985 12,367
5175259.SQ.FTS.B, Zero Cpn, 10/18/23 .. 668 636
5175283.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,316 2,192
5175382.SQ.FTS.B, Zero Cpn, 10/18/23 .. 557 527
5175389.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,598 1,485
5175425.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,037 1,908
5175500.SQ.FTS.B, Zero Cpn, 10/18/23 .. 16,349 15,358
5175826.SQ.FTS.B, Zero Cpn, 10/18/23 .. 6,278 5,880
5175901.SQ.FTS.B, Zero Cpn, 10/18/23 .. 5,092 4,780
5175979.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,336 2,210
5176007.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,294 1,225
5176028.SQ.FTS.B, Zero Cpn, 10/18/23 .. 3,759 3,477
5176050.SQ.FTS.B, Zero Cpn, 10/18/23 .. 3,502 3,314
5176106.SQ.FTS.B, Zero Cpn, 10/18/23 .. 18,339 17,299
5176286.SQ.FTS.B, Zero Cpn, 10/18/23 .. 3,377 3,248
5176343.SQ.FTS.B, Zero Cpn, 10/18/23 .. 10,325 9,663
5176420.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,688 2,516
5176448.SQ.FTS.B, Zero Cpn, 10/18/23 .. 13,001 12,395
5176544.SQ.FTS.B, Zero Cpn, 10/18/23 .. 5,460 5,125
5176617.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,489 1,391
5176630.SQ.FTS.B, Zero Cpn, 10/18/23 .. 15,120 14,073
5176794.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,459 4,168
5176878.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,856 2,654
5176935.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,924 1,787
5176983.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,473 4,188
5177016.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,116 1,954
5177078.SQ.FTS.B, Zero Cpn, 10/18/23 .. 5,405 5,021
5177137.SQ.FTS.B, Zero Cpn, 10/18/23 .. 10,258 9,717
5177259.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,088 3,809
5177284.SQ.FTS.B, Zero Cpn, 10/18/23 .. 493 450
5177285.SQ.FTS.B, Zero Cpn, 10/18/23 .. 28,982 27,416
5177658.SQ.FTS.B, Zero Cpn, 10/18/23 .. 6,340 5,872
5177710.SQ.FTS.B, Zero Cpn, 10/18/23 .. 19,526 18,615
5177975.SQ.FTS.B, Zero Cpn, 10/18/23 .. 682 645
5177983.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,208 2,058
5178002.SQ.FTS.B, Zero Cpn, 10/18/23 .. 43,553 40,875
5178365.SQ.FTS.B, Zero Cpn, 10/18/23 .. 8,909 8,395
5178424.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,069 3,852
5178484.SQ.FTS.B, Zero Cpn, 10/18/23 .. 8,034 7,524
5178540.SQ.FTS.B, Zero Cpn, 10/18/23 .. 6,065 5,726
5178576.SQ.FTS.B, Zero Cpn, 10/18/23 .. 5,894 5,471
5178621.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,327 4,052
5178641.SQ.FTS.B, Zero Cpn, 10/18/23 .. 9,239 8,643
5178744.SQ.FTS.B, Zero Cpn, 10/18/23 .. 7,803 7,327
5178833.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,513 4,229
5178882.SQ.FTS.B, Zero Cpn, 10/18/23 .. 724 674

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5178888.SQ.FTS.B, Zero Cpn, 10/18/23 .. $ 12,179 $ 11,407
5178958.SQ.FTS.B, Zero Cpn, 10/18/23 .. 3,927 3,686
5178983.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,050 1,962
5179008.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,181 3,915
5179086.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,117 1,042
5179099.SQ.FTS.B, Zero Cpn, 10/18/23 .. 8,307 7,869
5179181.SQ.FTS.B, Zero Cpn, 10/18/23 .. 5,099 4,775
5179211.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,563 2,383
5179241.SQ.FTS.B, Zero Cpn, 10/18/23 .. 20,733 19,410
5179609.SQ.FTS.B, Zero Cpn, 10/19/23 .. 37,125 35,394
5180070.SQ.FTS.B, Zero Cpn, 10/19/23 .. 3,983 3,706
5180171.SQ.FTS.B, Zero Cpn, 10/19/23 .. 5,654 5,295
5180228.SQ.FTS.B, Zero Cpn, 10/19/23 .. 5,658 5,328
5180392.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,357 2,212
5180490.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,857 1,728
5180564.SQ.FTS.B, Zero Cpn, 10/19/23 .. 15,953 14,974
5181365.SQ.FTS.B, Zero Cpn, 10/19/23 .. 550 510
5181422.SQ.FTS.B, Zero Cpn, 10/19/23 .. 3,002 2,867
5181779.SQ.FTS.B, Zero Cpn, 10/19/23 .. 29,561 27,669
5182490.SQ.FTS.B, Zero Cpn, 10/19/23 .. 4,968 4,674
5182579.SQ.FTS.B, Zero Cpn, 10/19/23 .. 6,316 5,981
5182664.SQ.FTS.B, Zero Cpn, 10/19/23 .. 3,847 3,626
5182752.SQ.FTS.B, Zero Cpn, 10/19/23 .. 4,897 4,584
5182826.SQ.FTS.B, Zero Cpn, 10/19/23 .. 15,449 14,464
5183061.SQ.FTS.B, Zero Cpn, 10/19/23 .. 5,383 5,161
5183134.SQ.FTS.B, Zero Cpn, 10/19/23 .. 22,596 21,536
5183457.SQ.FTS.B, Zero Cpn, 10/19/23 .. 3,134 2,911
5183535.SQ.FTS.B, Zero Cpn, 10/19/23 .. 17,765 16,574
5183886.SQ.FTS.B, Zero Cpn, 10/19/23 .. 5,495 5,286
5183980.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,207 2,067
5184014.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,722 1,611
5184042.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,548 1,461
5184066.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,323 1,230
5184127.SQ.FTS.B, Zero Cpn, 10/19/23 .. 6,305 6,011
5184257.SQ.FTS.B, Zero Cpn, 10/19/23 .. 9,044 8,470
5184333.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,933 1,810
5184366.SQ.FTS.B, Zero Cpn, 10/19/23 .. 11,981 11,344
5184532.SQ.FTS.B, Zero Cpn, 10/19/23 .. 5,305 4,958
5184597.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,720 2,594
5184623.SQ.FTS.B, Zero Cpn, 10/19/23 .. 3,579 3,373
5184644.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,605 1,499
5184654.SQ.FTS.B, Zero Cpn, 10/19/23 .. 4,811 4,537
5184700.SQ.FTS.B, Zero Cpn, 10/19/23 .. 10,911 10,459
5184855.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,408 2,251
5184893.SQ.FTS.B, Zero Cpn, 10/19/23 .. 28,529 27,200
5185270.SQ.FTS.B, Zero Cpn, 10/19/23 .. 22,333 20,905
5185515.SQ.FTS.B, Zero Cpn, 10/19/23 .. 7,156 6,701
5185561.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,002 1,851
5185567.SQ.FTS.B, Zero Cpn, 10/19/23 .. 5,290 4,954
5185661.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,272 1,208
5185727.SQ.FTS.B, Zero Cpn, 10/20/23 .. 2,378 2,209
5185810.SQ.FTS.B, Zero Cpn, 10/20/23 .. 5,586 5,228
5185927.SQ.FTS.B, Zero Cpn, 10/20/23 .. 17,449 16,287
5186341.SQ.FTS.B, Zero Cpn, 10/20/23 .. 2,368 2,210
5186377.SQ.FTS.B, Zero Cpn, 10/20/23 .. 12,454 11,795
5186731.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,096 1,023
5186818.SQ.FTS.B, Zero Cpn, 10/20/23 .. 3,855 3,609
5187140.SQ.FTS.B, Zero Cpn, 10/20/23 .. 4,346 4,056
Description
Principal
Amount Value
Block, Inc. (continued)
5187627.SQ.FTS.B, Zero Cpn, 10/20/23 .. $ 1,097 $ 1,013
5187713.SQ.FTS.B, Zero Cpn, 10/20/23 .. 946 879
5187726.SQ.FTS.B, Zero Cpn, 10/20/23 .. 7,808 7,312
5187974.SQ.FTS.B, Zero Cpn, 10/20/23 .. 3,015 2,812
5188076.SQ.FTS.B, Zero Cpn, 10/20/23 .. 12,947 12,209
5188425.SQ.FTS.B, Zero Cpn, 10/20/23 .. 33,624 31,341
5188774.SQ.FTS.B, Zero Cpn, 10/20/23 .. 3,700 3,513
5188827.SQ.FTS.B, Zero Cpn, 10/20/23 .. 3,996 3,732
5188867.SQ.FTS.B, Zero Cpn, 10/20/23 .. 47,013 44,511
5189475.SQ.FTS.B, Zero Cpn, 10/20/23 .. 3,061 2,918
5189542.SQ.FTS.B, Zero Cpn, 10/20/23 .. 8,614 8,005
5189604.SQ.FTS.B, Zero Cpn, 10/20/23 .. 11,200 10,609
5189756.SQ.FTS.B, Zero Cpn, 10/20/23 .. 557 519
5189764.SQ.FTS.B, Zero Cpn, 10/20/23 .. 9,836 9,376
5189905.SQ.FTS.B, Zero Cpn, 10/20/23 .. 29,929 28,452
5190292.SQ.FTS.B, Zero Cpn, 10/20/23 .. 12,093 11,386
5190391.SQ.FTS.B, Zero Cpn, 10/20/23 .. 28,978 27,138
5198086.SQ.FTS.B, Zero Cpn, 10/21/23 .. 112,161 105,013
5201739.SQ.FTS.B, Zero Cpn, 10/21/23 .. 5,218 4,864
5201935.SQ.FTS.B, Zero Cpn, 10/21/23 .. 13,456 12,568
5202212.SQ.FTS.B, Zero Cpn, 10/21/23 .. 8,042 7,521
5202392.SQ.FTS.B, Zero Cpn, 10/21/23 .. 1,923 1,808
5202442.SQ.FTS.B, Zero Cpn, 10/21/23 .. 3,392 3,149
5202499.SQ.FTS.B, Zero Cpn, 10/21/23 .. 6,946 6,497
5202559.SQ.FTS.B, Zero Cpn, 10/21/23 .. 779 742
5202606.SQ.FTS.B, Zero Cpn, 10/21/23 .. 3,928 3,660
5202714.SQ.FTS.B, Zero Cpn, 10/21/23 .. 50,760 48,380
5203664.SQ.FTS.B, Zero Cpn, 10/21/23 .. 3,031 2,862
5203698.SQ.FTS.B, Zero Cpn, 10/21/23 .. 2,706 2,522
5203735.SQ.FTS.B, Zero Cpn, 10/21/23 .. 7,308 6,963
5203797.SQ.FTS.B, Zero Cpn, 10/21/23 .. 2,847 2,713
5203870.SQ.FTS.B, Zero Cpn, 10/21/23 .. 4,746 4,449
5203935.SQ.FTS.B, Zero Cpn, 10/21/23 .. 3,903 3,687
5204070.SQ.FTS.B, Zero Cpn, 10/22/23 .. 4,871 4,611
5204240.SQ.FTS.B, Zero Cpn, 10/22/23 .. 1,819 1,693
5204280.SQ.FTS.B, Zero Cpn, 10/22/23 .. 5,106 4,748
5204450.SQ.FTS.B, Zero Cpn, 10/22/23 .. 10,735 9,915
5204688.SQ.FTS.B, Zero Cpn, 10/22/23 .. 8,099 7,424
5204798.SQ.FTS.B, Zero Cpn, 10/22/23 .. 26,598 25,177
5206327.SQ.FTS.B, Zero Cpn, 10/22/23 .. 8,172 7,651
5206535.SQ.FTS.B, Zero Cpn, 10/22/23 .. 3,892 3,605
5206615.SQ.FTS.B, Zero Cpn, 10/22/23 .. 13,108 12,490
5206948.SQ.FTS.B, Zero Cpn, 10/22/23 .. 9,880 9,415
5207294.SQ.FTS.B, Zero Cpn, 10/22/23 .. 15,595 14,630
5207486.SQ.FTS.B, Zero Cpn, 10/22/23 .. 4,415 4,193
5207544.SQ.FTS.B, Zero Cpn, 10/22/23 .. 69,681 65,232
5208601.SQ.FTS.B, Zero Cpn, 10/22/23 .. 17,016 16,197
5209009.SQ.FTS.B, Zero Cpn, 10/22/23 .. 5,554 5,277
5209284.SQ.FTS.B, Zero Cpn, 10/22/23 .. 5,422 5,132
5209497.SQ.FTS.B, Zero Cpn, 10/22/23 .. 3,216 3,009
5209644.SQ.FTS.B, Zero Cpn, 10/22/23 .. 18,149 17,295
5209774.SQ.FTS.B, Zero Cpn, 10/23/23 .. 4,737 4,414
5209797.SQ.FTS.B, Zero Cpn, 10/23/23 .. 1,474 1,379
5209815.SQ.FTS.B, Zero Cpn, 10/23/23 .. 1,673 1,566
5209822.SQ.FTS.B, Zero Cpn, 10/23/23 .. 81,712 76,868
5210348.SQ.FTS.B, Zero Cpn, 10/23/23 .. 19,253 18,023
5210490.SQ.FTS.B, Zero Cpn, 10/23/23 .. 2,642 2,474
5210505.SQ.FTS.B, Zero Cpn, 10/24/23 .. 2,247 2,108

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5210519.SQ.FTS.B, Zero Cpn, 10/24/23 .. $ 14,063 $ 12,989
5210616.SQ.FTS.B, Zero Cpn, 10/24/23 .. 3,286 3,075
5210634.SQ.FTS.B, Zero Cpn, 10/24/23 .. 5,666 5,457
5210691.SQ.FTS.B, Zero Cpn, 10/24/23 .. 3,472 3,287
5210720.SQ.FTS.B, Zero Cpn, 10/24/23 .. 1,980 1,882
5210732.SQ.FTS.B, Zero Cpn, 10/24/23 .. 17,537 16,445
5210863.SQ.FTS.B, Zero Cpn, 10/24/23 .. 7,394 6,892
5210903.SQ.FTS.B, Zero Cpn, 10/24/23 .. 15,828 14,818
5211045.SQ.FTS.B, Zero Cpn, 10/24/23 .. 15,099 14,131
5211163.SQ.FTS.B, Zero Cpn, 10/24/23 .. 10,806 10,072
5211382.SQ.FTS.B, Zero Cpn, 10/25/23 .. 3,110 2,891
5211496.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,463 1,368
5211551.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,934 1,842
5211599.SQ.FTS.B, Zero Cpn, 10/25/23 .. 2,449 2,332
5211635.SQ.FTS.B, Zero Cpn, 10/25/23 .. 5,668 5,407
5211795.SQ.FTS.B, Zero Cpn, 10/25/23 .. 2,327 2,174
5211869.SQ.FTS.B, Zero Cpn, 10/25/23 .. 9,853 9,224
5212286.SQ.FTS.B, Zero Cpn, 10/25/23 .. 13,231 12,607
5212836.SQ.FTS.B, Zero Cpn, 10/25/23 .. 51,789 49,348
5213740.SQ.FTS.B, Zero Cpn, 10/25/23 .. 5,070 4,798
5213804.SQ.FTS.B, Zero Cpn, 10/25/23 .. 4,407 4,135
5213861.SQ.FTS.B, Zero Cpn, 10/25/23 .. 2,245 2,120
5213875.SQ.FTS.B, Zero Cpn, 10/25/23 .. 20,066 18,962
5213982.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,237 1,157
5213989.SQ.FTS.B, Zero Cpn, 10/25/23 .. 6,912 6,467
5214076.SQ.FTS.B, Zero Cpn, 10/25/23 .. 13,540 12,676
5214246.SQ.FTS.B, Zero Cpn, 10/25/23 .. 7,600 7,354
5214355.SQ.FTS.B, Zero Cpn, 10/25/23 .. 4,778 4,453
5214421.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,123 1,060
5214428.SQ.FTS.B, Zero Cpn, 10/25/23 .. 78,768 73,734
5215219.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,508 1,427
5215226.SQ.FTS.B, Zero Cpn, 10/25/23 .. 34,997 32,763
5215678.SQ.FTS.B, Zero Cpn, 10/25/23 .. 995 939
5215684.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,347 1,257
5215697.SQ.FTS.B, Zero Cpn, 10/25/23 .. 70,470 66,121
5216200.SQ.FTS.B, Zero Cpn, 10/26/23 .. 78,809 73,760
5218386.SQ.FTS.B, Zero Cpn, 10/26/23 .. 21,059 20,066
5218771.SQ.FTS.B, Zero Cpn, 10/26/23 .. 36,128 33,924
5219348.SQ.FTS.B, Zero Cpn, 10/26/23 .. 568 530
5219361.SQ.FTS.B, Zero Cpn, 10/26/23 .. 16,421 15,371
5219548.SQ.FTS.B, Zero Cpn, 10/26/23 .. 7,378 6,891
5219633.SQ.FTS.B, Zero Cpn, 10/26/23 .. 10,830 10,071
5219771.SQ.FTS.B, Zero Cpn, 10/26/23 .. 2,147 2,014
5219790.SQ.FTS.B, Zero Cpn, 10/26/23 .. 1,853 1,749
5219804.SQ.FTS.B, Zero Cpn, 10/26/23 .. 963 901
5219834.SQ.FTS.B, Zero Cpn, 10/26/23 .. 107,588 100,715
34,109,883
Freedom Financial Asset Management LLC
APP-11690146.FP.FTS.B, 5.99%, 12/01/23 6,284 6,361
APP-11695207.FP.FTS.B, 15.49%, 12/12/23 9,759 9,863
APP-12210758.FP.FTS.B, 22.49%, 1/15/24 15,231 15,323
APP-11798810.FP.FTS.B, 5.99%, 1/21/24 . 6,105 6,197
APP-11878331.FP.FTS.B, 5.99%, 1/22/24 . 10,570 10,739
APP-12050449.FP.FTS.B, 5.99%, 1/22/24 . 7,242 7,357
APP-12165611.FP.FTS.B, 20.49%, 1/22/24 11,178 11,292
APP-11694096.FP.FTS.B, 5.99%, 1/30/24 . 6,619 6,734
APP-11723164.FP.FTS.B, 17.99%, 2/01/24 6,383 6,435
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11550730.FP.FTS.B, 23.99%, 2/03/24 $ 9,068 $ 9,142
APP-11695208.FP.FTS.B, 5.99%, 2/04/24 . 6,768 6,868
APP-12436440.FP.FTS.B, 18.99%, 2/09/24 7,439 7,514
APP-12150591.FP.FTS.B, 5.99%, 2/28/24 . 8,611 8,757
APP-12139572.FP.FTS.B, 5.99%, 3/01/24 . 9,682 9,833
APP-12139722.FP.FTS.B, 5.99%, 3/02/24 . 10,175 10,336
APP-12050193.FP.FTS.B, 5.99%, 3/06/24 . 10,671 10,845
APP-12173490.FP.FTS.B, 17.99%, 3/08/24 7,021 7,124
APP-12403417.FP.FTS.B, 18.99%, 3/08/24 8,034 8,111
APP-12412711.FP.FTS.B, 5.99%, 3/16/24 . 10,526 10,708
APP-12460422.FP.FTS.B, 16.99%, 3/25/24 7,957 8,119
APP-10161712.FP.FTS.B, 23.99%, 8/15/24 6,314 6,176
APP-10199058.FP.FTS.B, 18.49%, 9/30/24 12,915 13,173
APP-10876917.FP.FTS.B, 23.99%,
10/19/24 .......................... 10,789 10,687
APP-10609876.FP.FTS.B, 25.49%,
10/25/24 .......................... 8,630 8,609
APP-10901539.FP.FTS.B, 15.49%, 11/27/24 28,376 28,681
APP-10784743.FP.FTS.B, 23.99%, 11/28/24 12,801 12,847
APP-11694740.FP.FTS.B, 7.49%, 12/15/24 19,588 19,850
APP-11595022.FP.FTS.B, 8.49%, 12/16/24 17,054 17,291
APP-11710009.FP.FTS.B, 18.49%, 12/20/24 29,349 6,082
APP-11694411.FP.FTS.B, 13.99%, 12/21/24 16,145 16,315
APP-11731526.FP.FTS.B, 16.49%, 12/21/24 12,023 12,139
APP-11694509.FP.FTS.B, 9.74%, 12/22/24 15,853 16,086
APP-11736995.FP.FTS.B, 17.99%, 12/22/24 9,395 9,524
APP-11695015.FP.FTS.B, 18.49%, 12/22/24 32,621 32,873
APP-11740367.FP.FTS.B, 18.99%, 12/22/24 9,168 9,263
APP-11395504.FP.FTS.B, 25.49%, 1/08/25 8,864 8,760
APP-12144621.FP.FTS.B, 25.49%, 1/21/25 9,394 9,403
APP-11798754.FP.FTS.B, 6.99%, 1/22/25 . 27,738 28,173
APP-12148090.FP.FTS.B, 9.74%, 1/22/25 . 16,676 16,931
APP-12167100.FP.FTS.B, 17.99%, 1/22/25 9,340 9,433
APP-12173761.FP.FTS.B, 25.49%, 1/22/25 8,461 8,475
APP-12185700.FP.FTS.B, 9.74%, 1/23/25 . 12,918 13,120
APP-12164966.FP.FTS.B, 11.74%, 1/23/25 19,495 19,788
APP-12185297.FP.FTS.B, 15.99%, 1/23/25 16,780 17,016
APP-12179908.FP.FTS.B, 18.99%, 1/23/25 9,348 9,443
APP-12087415.FP.FTS.B, 12.99%, 1/25/25 24,477 24,778
APP-11694335.FP.FTS.B, 11.24%, 1/27/25 9,289 9,448
APP-11924017.FP.FTS.B, 15.99%, 1/28/25 17,040 17,259
APP-11702169.FP.FTS.B, 25.49%, 1/28/25 8,909 8,982
APP-11509368.FP.FTS.B, 14.99%, 1/29/25 23,706 24,046
APP-12365615.FP.FTS.B, 16.99%, 2/01/25 9,530 9,619
APP-12414484.FP.FTS.B, 17.24%, 2/02/25 30,833 30,812
APP-12287483.FP.FTS.B, 12.99%, 2/03/25 21,886 22,037
APP-11733782.FP.FTS.B, 15.74%, 2/03/25 19,889 19,816
APP-11730944.FP.FTS.B, 15.99%, 2/03/25 10,299 10,296
APP-11725711.FP.FTS.B, 21.99%, 2/03/25 12,488 12,415
APP-11694464.FP.FTS.B, 11.49%, 2/04/25 12,271 12,465
APP-11736672.FP.FTS.B, 23.74%, 2/04/25 23,885 23,778
APP-12175602.FP.FTS.B, 17.49%, 2/25/25 12,940 13,086
APP-12085226.FP.FTS.B, 23.99%, 2/25/25 13,738 13,793
APP-12213351.FP.FTS.B, 13.24%, 2/26/25 10,239 10,408
APP-12175455.FP.FTS.B, 16.99%, 3/01/25 8,906 9,034
APP-12165485.FP.FTS.B, 18.99%, 3/01/25 14,419 14,486
APP-12141452.FP.FTS.B, 17.49%, 3/04/25 20,147 20,184
APP-12029075.FP.FTS.B, 15.99%, 3/05/25 19,219 19,376

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12155870.FP.FTS.B, 15.99%, 3/05/25 $ 17,290 $ 17,557
APP-12173727.FP.FTS.B, 18.49%, 3/05/25 30,332 30,332
APP-12124683.FP.FTS.B, 16.99%, 3/06/25 13,964 13,961
APP-12172939.FP.FTS.B, 9.74%, 3/07/25 . 19,094 19,420
APP-12017283.FP.FTS.B, 14.24%, 3/07/25 30,830 31,174
APP-12142572.FP.FTS.B, 15.24%, 3/07/25 40,938 41,615
APP-10156554.FP.FTS.B, 9.49%, 3/08/25 . 24,394 24,818
APP-12188446.FP.FTS.B, 11.99%, 3/08/25 19,147 19,453
APP-12185763.FP.FTS.B, 12.99%, 3/08/25 23,705 23,965
APP-12184624.FP.FTS.B, 15.74%, 3/08/25 19,133 19,165
APP-12168882.FP.FTS.B, 17.49%, 3/08/25 23,123 23,307
APP-12175546.FP.FTS.B, 17.99%, 3/08/25 15,454 15,552
APP-12031531.FP.FTS.B, 20.99%, 3/08/25 16,439 16,444
APP-12414365.FP.FTS.B, 9.74%, 3/09/25 . 13,516 13,756
APP-12414463.FP.FTS.B, 16.99%, 3/09/25 7,172 7,269
APP-12178610.FP.FTS.B, 23.99%, 3/09/25 12,209 12,235
APP-12201442.FP.FTS.B, 19.49%, 3/10/25 18,258 18,331
APP-12139801.FP.FTS.B, 9.49%, 3/11/25 . 20,749 21,125
APP-12426283.FP.FTS.B, 23.74%, 3/15/25 19,770 19,885
APP-12246234.FP.FTS.B, 16.99%, 3/17/25 16,562 16,763
APP-12309616.FP.FTS.B, 13.49%, 3/18/25 12,092 12,306
APP-11853561.FP.FTS.B, 17.99%, 3/18/25 14,429 14,632
APP-12050722.FP.FTS.B, 9.49%, 3/20/25 . 19,322 19,681
APP-12281554.FP.FTS.B, 9.49%, 3/20/25 . 26,343 26,832
APP-12416946.FP.FTS.B, 9.49%, 3/20/25 . 20,999 21,389
APP-12426976.FP.FTS.B, 18.99%, 3/20/25 14,932 15,104
APP-12413819.FP.FTS.B, 16.99%, 3/21/25 10,814 10,979
APP-12106203.FP.FTS.B, 9.74%, 3/22/25 . 18,544 18,900
APP-12270743.FP.FTS.B, 16.49%, 3/22/25 14,877 15,125
APP-12381356.FP.FTS.B, 9.74%, 3/24/25 . 15,106 15,405
APP-12414413.FP.FTS.B, 17.99%, 3/25/25 15,748 16,024
APP-10157776.FP.FTS.B, 22.49%, 8/13/25 34,218 34,161
APP-10564744.FP.FTS.B, 19.49%, 9/15/25 7,652 860
APP-10861885.FP.FTS.B, 15.49%,
10/17/25 .......................... 18,360 18,595
APP-10833798.FP.FTS.B, 15.99%,
10/18/25 .......................... 18,125 18,300
APP-10463967.FP.FTS.B, 18.99%,
10/23/25 .......................... 21,360 21,453
APP-10612921.FP.FTS.B, 18.49%, 11/07/25 9,772 9,877
APP-11361622.FP.FTS.B, 12.49%, 11/15/25 39,266 39,707
APP-11579289.FP.FTS.B, 10.99%, 12/05/25 12,084 12,220
APP-11701123.FP.FTS.B, 10.99%, 12/14/25 18,173 18,426
APP-11739697.FP.FTS.B, 15.49%, 12/15/25 20,378 20,572
APP-11678649.FP.FTS.B, 18.49%, 12/17/25 18,776 18,920
APP-11737115.FP.FTS.B, 12.49%, 12/18/25 14,270 14,478
APP-11731020.FP.FTS.B, 19.99%, 12/20/25 29,769 29,938
APP-11693902.FP.FTS.B, 15.24%, 12/21/25 29,487 29,846
APP-11712135.FP.FTS.B, 13.24%, 12/22/25 13,091 13,299
APP-11531737.FP.FTS.B, 13.99%, 12/22/25 12,130 12,315
APP-11442801.FP.FTS.B, 16.49%, 12/22/25 17,843 18,051
APP-10314724.FP.FTS.B, 11.74%, 1/08/26 32,230 32,737
APP-12165054.FP.FTS.B, 10.24%, 1/14/26 17,947 18,194
APP-12174416.FP.FTS.B, 10.24%, 1/22/26 19,430 19,735
APP-12171910.FP.FTS.B, 12.49%, 1/22/26 15,030 15,266
APP-11799040.FP.FTS.B, 15.74%, 1/22/26 40,192 40,623
APP-12199831.FP.FTS.B, 16.99%, 1/22/26 14,490 14,670
APP-12006366.FP.FTS.B, 20.99%, 1/22/26 9,570 9,658
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11687753.FP.FTS.B, 13.49%, 1/25/26 $ 21,262 $ 21,613
APP-11694677.FP.FTS.B, 10.24%, 1/28/26 14,800 15,069
APP-11657555.FP.FTS.B, 18.49%, 1/28/26 45,709 46,247
APP-11695130.FP.FTS.B, 16.99%, 2/01/26 13,079 13,216
APP-12287012.FP.FTS.B, 17.49%, 2/01/26 13,397 13,429
APP-12458983.FP.FTS.B, 15.99%, 2/02/26 11,596 11,731
APP-11579337.FP.FTS.B, 10.99%, 2/04/26 25,057 25,501
APP-11740258.FP.FTS.B, 17.49%, 2/05/26 7,215 7,344
APP-11595092.FP.FTS.B, 19.49%, 2/05/26 38,583 38,921
APP-12168235.FP.FTS.B, 19.49%, 2/23/26 8,827 9,004
APP-12139578.FP.FTS.B, 15.24%, 2/24/26 11,145 11,325
APP-12119897.FP.FTS.B, 10.24%, 2/28/26 21,168 21,545
APP-12174351.FP.FTS.B, 15.99%, 3/01/26 19,450 19,575
APP-12176488.FP.FTS.B, 14.99%, 3/04/26 19,451 19,775
APP-12033031.FP.FTS.B, 13.99%, 3/05/26 7,293 7,428
APP-12050179.FP.FTS.B, 16.49%, 3/07/26 16,383 16,684
APP-12128364.FP.FTS.B, 13.24%, 3/08/26 28,559 28,817
APP-12463162.FP.FTS.B, 18.49%, 3/10/26 15,543 15,722
APP-12209184.FP.FTS.B, 19.49%, 3/11/26 14,258 14,404
APP-12270284.FP.FTS.B, 9.99%, 3/14/26 . 36,925 37,583
APP-12287014.FP.FTS.B, 16.99%, 3/15/26 15,221 15,450
APP-12466087.FP.FTS.B, 18.99%, 3/15/26 12,649 12,816
APP-12397804.FP.FTS.B, 16.99%, 3/16/26 12,264 12,454
APP-12400371.FP.FTS.B, 16.99%, 3/16/26 21,943 22,260
APP-12372783.FP.FTS.B, 14.99%, 3/17/26 20,962 21,256
APP-12406010.FP.FTS.B, 9.99%, 3/18/26 . 24,208 24,666
APP-12431691.FP.FTS.B, 9.49%, 3/20/26 . 29,518 30,092
APP-12286988.FP.FTS.B, 10.99%, 3/21/26 48,504 49,474
APP-12343526.FP.FTS.B, 16.99%, 3/21/26 24,950 25,362
APP-12463857.FP.FTS.B, 17.49%, 3/21/26 9,761 9,967
APP-12448349.FP.FTS.B, 14.99%, 3/23/26 21,426 21,790
APP-12414671.FP.FTS.B, 15.99%, 3/23/26 22,911 23,344
APP-12397053.FP.FTS.B, 19.99%, 3/23/26 34,461 34,964
APP-12431061.FP.FTS.B, 10.99%, 3/24/26 48,431 49,449
APP-12443256.FP.FTS.B, 16.74%, 3/24/26 37,777 38,463
APP-12414591.FP.FTS.B, 19.49%, 3/24/26 9,396 9,578
APP-12459668.FP.FTS.B, 14.99%, 3/25/26 18,317 18,670
APP-12463779.FP.FTS.B, 15.99%, 3/25/26 13,552 13,855
APP-12464227.FP.FTS.B, 16.24%, 3/25/26 30,964 31,432
APP-12414582.FP.FTS.B, 18.49%, 3/25/26 19,467 19,845
APP-10174955.FP.FTS.B, 19.49%, 8/15/26 25,907 26,027
APP-10573456.FP.FTS.B, 17.49%, 9/10/26 14,484 14,473
APP-10550239.FP.FTS.B, 23.49%, 9/18/26 19,723 20,118
APP-10406165.FP.FTS.B, 18.99%, 9/20/26 17,728 17,773
APP-09994260.FP.FTS.B, 17.49%, 9/28/26 30,418 30,893
APP-10843011.FP.FTS.B, 21.49%, 10/20/26 46,937 46,629
APP-10590417.FP.FTS.B, 17.99%,
10/23/26 .......................... 19,047 11,397
APP-10618590.FP.FTS.B, 20.49%,
10/26/26 .......................... 15,353 15,209
APP-11151176.FP.FTS.B, 19.99%, 10/30/26 11,198 11,150
APP-10516826.FP.FTS.B, 18.99%, 11/01/26 20,000 20,400
APP-11021919.FP.FTS.B, 17.99%, 11/03/26 17,064 16,988
APP-10582732.FP.FTS.B, 21.99%, 11/04/26 8,210 4,867
APP-10609892.FP.FTS.B, 17.99%, 11/05/26 9,746 9,941
APP-10541760.FP.FTS.B, 17.49%, 11/06/26 20,000 20,400
APP-11341867.FP.FTS.B, 14.99%, 11/20/26 24,195 24,418
APP-11400385.FP.FTS.B, 14.49%, 11/26/26 11,274 11,428

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11381442.FP.FTS.B, 20.49%, 11/26/26 $ 23,690 $ 23,762
APP-10762380.FP.FTS.B, 11.99%, 11/29/26 17,019 8,506
APP-10850914.FP.FTS.B, 14.24%, 11/29/26 22,654 22,971
APP-10801509.FP.FTS.B, 19.49%, 11/29/26 25,502 14,932
APP-11744624.FP.FTS.B, 13.24%, 12/09/26 22,722 22,948
APP-11579549.FP.FTS.B, 13.49%, 12/15/26 44,510 45,048
APP-11695023.FP.FTS.B, 13.49%, 12/15/26 16,036 16,230
APP-11673143.FP.FTS.B, 19.99%, 12/15/26 11,368 11,404
APP-11700609.FP.FTS.B, 19.99%, 12/15/26 47,766 47,914
APP-11737058.FP.FTS.B, 22.49%, 12/15/26 9,382 9,370
APP-11671786.FP.FTS.B, 22.49%, 12/16/26 8,527 8,521
APP-11604288.FP.FTS.B, 15.49%, 12/17/26 15,629 15,731
APP-11736851.FP.FTS.B, 19.99%, 12/17/26 13,390 13,426
APP-11679563.FP.FTS.B, 17.99%, 12/18/26 28,972 29,036
APP-11693245.FP.FTS.B, 18.49%, 12/18/26 19,876 19,903
APP-11719573.FP.FTS.B, 19.99%, 12/18/26 12,442 12,455
APP-11665810.FP.FTS.B, 20.99%, 12/18/26 32,092 32,121
APP-11579432.FP.FTS.B, 14.99%, 12/19/26 15,354 15,542
APP-11022370.FP.FTS.B, 16.49%, 12/20/26 10,654 10,837
APP-11733566.FP.FTS.B, 19.24%, 12/20/26 20,435 20,580
APP-11740523.FP.FTS.B, 10.99%, 12/21/26 23,323 23,679
APP-11724221.FP.FTS.B, 11.24%, 12/21/26 47,440 48,162
APP-11443178.FP.FTS.B, 11.74%, 12/21/26 13,291 13,483
APP-11694985.FP.FTS.B, 12.99%, 12/21/26 13,123 13,311
APP-11695114.FP.FTS.B, 17.49%, 12/21/26 14,818 14,937
APP-11730592.FP.FTS.B, 17.99%, 12/21/26 40,179 40,449
APP-11723942.FP.FTS.B, 19.49%, 12/21/26 45,804 46,034
APP-11726144.FP.FTS.B, 20.49%, 12/21/26 28,907 28,958
APP-11553389.FP.FTS.B, 12.24%, 12/22/26 18,976 19,255
APP-11563018.FP.FTS.B, 18.99%, 12/22/26 19,165 19,303
APP-11731905.FP.FTS.B, 18.99%, 12/22/26 19,164 19,302
APP-11735206.FP.FTS.B, 19.49%, 12/22/26 20,710 20,826
APP-11730543.FP.FTS.B, 19.99%, 12/22/26 13,974 14,029
APP-11733931.FP.FTS.B, 19.99%, 12/22/26 15,158 15,210
APP-11740969.FP.FTS.B, 19.99%, 12/22/26 15,349 15,435
APP-11186111.FP.FTS.B, 16.99%, 12/28/26 16,891 16,998
APP-11401848.FP.FTS.B, 15.49%, 1/05/27 12,440 12,485
APP-12116526.FP.FTS.B, 18.99%, 1/05/27 14,375 14,344
APP-11146646.FP.FTS.B, 12.74%, 1/07/27 30,858 31,292
APP-11411446.FP.FTS.B, 17.99%, 1/09/27 48,264 48,934
APP-11208788.FP.FTS.B, 20.99%, 1/09/27 16,346 16,267
APP-11397497.FP.FTS.B, 11.99%, 1/10/27 22,610 23,036
APP-11410185.FP.FTS.B, 22.49%, 1/10/27 28,196 28,281
APP-11413059.FP.FTS.B, 13.74%, 1/11/27 12,574 12,771
APP-11946615.FP.FTS.B, 16.49%, 1/11/27 21,483 21,702
APP-12090452.FP.FTS.B, 16.99%, 1/15/27 19,252 19,351
APP-12139980.FP.FTS.B, 19.99%, 1/15/27 7,232 7,253
APP-12032875.FP.FTS.B, 11.24%, 1/16/27 24,266 24,574
APP-12094650.FP.FTS.B, 18.99%, 1/19/27 7,727 7,778
APP-12073890.FP.FTS.B, 10.99%, 1/20/27 21,127 21,436
APP-12213292.FP.FTS.B, 12.99%, 1/20/27 13,659 13,851
APP-12040387.FP.FTS.B, 18.49%, 1/20/27 13,284 4,267
APP-12132313.FP.FTS.B, 11.24%, 1/21/27 12,491 12,677
APP-12137436.FP.FTS.B, 16.99%, 1/21/27 28,821 29,023
APP-12173162.FP.FTS.B, 17.49%, 1/21/27 16,576 16,720
APP-12138638.FP.FTS.B, 19.99%, 1/21/27 11,525 11,557
APP-11798808.FP.FTS.B, 10.99%, 1/22/27 19,237 19,530
APP-12172519.FP.FTS.B, 11.24%, 1/22/27 14,417 14,636
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12154405.FP.FTS.B, 14.49%, 1/22/27 $ 14,459 $ 14,648
APP-12161019.FP.FTS.B, 20.49%, 1/22/27 10,194 10,233
APP-12122672.FP.FTS.B, 22.99%, 1/22/27 15,577 15,657
APP-12169743.FP.FTS.B, 24.24%, 1/22/27 28,551 28,597
APP-12186510.FP.FTS.B, 9.74%, 1/23/27 . 40,849 41,525
APP-12107351.FP.FTS.B, 16.49%, 1/23/27 21,242 21,429
APP-11651502.FP.FTS.B, 17.49%, 1/24/27 16,379 16,556
APP-12089965.FP.FTS.B, 8.99%, 1/25/27 . 33,586 34,137
APP-12105986.FP.FTS.B, 10.99%, 1/25/27 33,058 33,598
APP-11732587.FP.FTS.B, 23.49%, 1/25/27 9,651 9,713
APP-12209707.FP.FTS.B, 25.49%, 1/25/27 10,790 10,841
APP-11595106.FP.FTS.B, 13.49%, 1/26/27 13,506 13,731
APP-11579435.FP.FTS.B, 15.49%, 1/28/27 18,282 18,511
APP-11694310.FP.FTS.B, 16.74%, 1/28/27 43,272 44,002
APP-11739118.FP.FTS.B, 16.99%, 1/28/27 15,343 15,522
APP-11595260.FP.FTS.B, 18.99%, 1/29/27 14,277 14,438
APP-11588109.FP.FTS.B, 20.49%, 1/30/27 24,364 24,644
APP-11697560.FP.FTS.B, 12.49%, 1/31/27 39,365 40,102
APP-12414657.FP.FTS.B, 10.99%, 2/01/27 35,300 35,765
APP-12462065.FP.FTS.B, 17.74%, 2/01/27 38,139 38,066
APP-12459489.FP.FTS.B, 18.24%, 2/01/27 38,988 39,070
APP-11711469.FP.FTS.B, 19.99%, 2/01/27 16,087 16,127
APP-11705115.FP.FTS.B, 21.49%, 2/01/27 48,828 48,799
APP-11709913.FP.FTS.B, 21.49%, 2/02/27 49,361 49,706
APP-12408607.FP.FTS.B, 18.49%, 2/03/27 15,913 15,880
APP-11732543.FP.FTS.B, 20.99%, 2/03/27 14,383 14,368
APP-11733248.FP.FTS.B, 10.99%, 2/04/27 38,621 39,276
APP-11694211.FP.FTS.B, 11.99%, 2/04/27 48,679 49,610
APP-11724908.FP.FTS.B, 12.74%, 2/04/27 40,413 41,069
APP-11709701.FP.FTS.B, 16.49%, 2/04/27 14,770 14,973
APP-11712504.FP.FTS.B, 17.99%, 2/04/27 9,743 9,899
APP-11725393.FP.FTS.B, 17.99%, 2/04/27 48,716 49,015
APP-11731565.FP.FTS.B, 18.99%, 2/04/27 48,775 49,188
APP-11695149.FP.FTS.B, 19.49%, 2/04/27 21,206 21,292
APP-11732774.FP.FTS.B, 19.49%, 2/04/27 11,713 11,761
APP-11694359.FP.FTS.B, 19.99%, 2/04/27 11,067 11,142
APP-11660434.FP.FTS.B, 20.49%, 2/04/27 28,130 28,251
APP-11694079.FP.FTS.B, 10.99%, 2/05/27 21,278 21,645
APP-11722179.FP.FTS.B, 11.99%, 2/05/27 27,081 27,557
APP-11740935.FP.FTS.B, 13.99%, 2/05/27 48,489 49,313
APP-12420689.FP.FTS.B, 14.49%, 2/05/27 12,565 12,711
APP-11608429.FP.FTS.B, 17.49%, 2/05/27 38,968 39,604
APP-11744076.FP.FTS.B, 17.49%, 2/05/27 22,495 22,692
APP-09759707.FP.FTS.B, 18.99%, 2/05/27 7,320 7,386
APP-11741297.FP.FTS.B, 19.24%, 2/05/27 20,503 20,495
APP-11724087.FP.FTS.B, 19.99%, 2/05/27 9,772 9,819
APP-11742772.FP.FTS.B, 19.99%, 2/05/27 15,523 15,598
APP-11742867.FP.FTS.B, 23.24%, 2/05/27 19,620 19,613
APP-12337990.FP.FTS.B, 16.49%, 2/07/27 7,815 7,922
APP-11738196.FP.FTS.B, 21.99%, 2/15/27 10,590 10,655
APP-12029572.FP.FTS.B, 16.99%, 2/24/27 18,443 18,600
APP-12033253.FP.FTS.B, 17.99%, 2/24/27 13,866 13,952
APP-12017176.FP.FTS.B, 18.24%, 2/24/27 35,136 35,429
APP-12176796.FP.FTS.B, 8.99%, 2/25/27 . 26,848 27,278
APP-12096330.FP.FTS.B, 17.24%, 2/25/27 35,607 35,964
APP-12159528.FP.FTS.B, 18.99%, 2/28/27 14,560 14,741
APP-12050224.FP.FTS.B, 11.74%, 3/01/27 41,365 42,041
APP-12156019.FP.FTS.B, 13.24%, 3/01/27 31,310 31,786

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12168636.FP.FTS.B, 13.24%, 3/01/27 $ 19,569 $ 19,960
APP-12210481.FP.FTS.B, 15.49%, 3/01/27 24,559 24,754
APP-12171147.FP.FTS.B, 16.24%, 3/01/27 29,424 29,588
APP-12208752.FP.FTS.B, 16.49%, 3/01/27 21,807 11,150
APP-12211243.FP.FTS.B, 17.24%, 3/01/27 35,540 35,827
APP-12107891.FP.FTS.B, 17.99%, 3/01/27 15,506 15,561
APP-12175594.FP.FTS.B, 18.99%, 3/01/27 13,753 13,844
APP-12208717.FP.FTS.B, 21.74%, 3/01/27 24,556 24,570
APP-12150597.FP.FTS.B, 25.49%, 3/01/27 10,393 10,382
APP-12176496.FP.FTS.B, 18.49%, 3/02/27 21,368 21,519
APP-12158633.FP.FTS.B, 23.24%, 3/02/27 19,731 19,720
APP-12005996.FP.FTS.B, 15.49%, 3/03/27 11,773 11,868
APP-12185324.FP.FTS.B, 19.99%, 3/04/27 12,998 13,045
APP-12097524.FP.FTS.B, 21.24%, 3/04/27 19,726 19,755
APP-12183636.FP.FTS.B, 21.49%, 3/04/27 14,858 14,902
APP-11708192.FP.FTS.B, 25.49%, 3/04/27 11,119 11,128
APP-12105218.FP.FTS.B, 10.99%, 3/05/27 24,618 25,080
APP-12101962.FP.FTS.B, 13.49%, 3/05/27 14,702 14,948
APP-12214905.FP.FTS.B, 16.49%, 3/05/27 11,788 11,980
APP-12159801.FP.FTS.B, 16.99%, 3/05/27 27,225 27,431
APP-12123398.FP.FTS.B, 19.99%, 3/05/27 19,717 19,780
APP-12164096.FP.FTS.B, 21.49%, 3/05/27 14,157 14,188
APP-12133804.FP.FTS.B, 10.99%, 3/06/27 21,519 21,897
APP-12168034.FP.FTS.B, 18.99%, 3/06/27 15,473 15,604
APP-12172482.FP.FTS.B, 20.49%, 3/06/27 27,631 27,740
APP-12050159.FP.FTS.B, 13.24%, 3/07/27 34,182 34,792
APP-12124756.FP.FTS.B, 13.24%, 3/07/27 8,877 8,919
APP-12032991.FP.FTS.B, 14.49%, 3/07/27 23,064 23,446
APP-12171245.FP.FTS.B, 16.99%, 3/07/27 28,733 28,979
APP-12125835.FP.FTS.B, 19.99%, 3/07/27 13,931 14,158
APP-12168830.FP.FTS.B, 22.49%, 3/07/27 10,261 10,466
APP-12140862.FP.FTS.B, 8.99%, 3/08/27 . 25,393 25,840
APP-12164888.FP.FTS.B, 8.99%, 3/08/27 . 33,201 33,785
APP-12105970.FP.FTS.B, 10.99%, 3/08/27 21,743 22,119
APP-12155604.FP.FTS.B, 11.24%, 3/08/27 15,451 15,736
APP-12097459.FP.FTS.B, 13.24%, 3/08/27 24,525 24,960
APP-12106008.FP.FTS.B, 13.49%, 3/08/27 15,504 15,785
APP-12050743.FP.FTS.B, 14.99%, 3/08/27 17,281 17,570
APP-12150738.FP.FTS.B, 16.74%, 3/08/27 43,411 44,161
APP-12167178.FP.FTS.B, 17.49%, 3/08/27 24,599 24,796
APP-12188890.FP.FTS.B, 20.49%, 3/08/27 18,563 18,677
APP-12432804.FP.FTS.B, 13.24%, 3/09/27 35,815 36,340
APP-12366828.FP.FTS.B, 16.99%, 3/09/27 15,888 16,098
APP-12427802.FP.FTS.B, 18.24%, 3/09/27 48,889 49,106
APP-12427999.FP.FTS.B, 18.99%, 3/09/27 25,557 25,718
APP-12176276.FP.FTS.B, 19.99%, 3/09/27 18,784 18,976
APP-11965580.FP.FTS.B, 20.49%, 3/09/27 27,169 27,352
APP-11508449.FP.FTS.B, 8.49%, 3/10/27 . 30,228 30,723
APP-12216897.FP.FTS.B, 10.99%, 3/10/27 38,991 39,633
APP-12448900.FP.FTS.B, 13.24%, 3/10/27 30,830 31,317
APP-12450922.FP.FTS.B, 15.24%, 3/10/27 35,581 35,948
APP-12451319.FP.FTS.B, 17.49%, 3/10/27 11,746 11,838
APP-12203395.FP.FTS.B, 22.49%, 3/10/27 10,944 11,033
APP-12451332.FP.FTS.B, 22.99%, 3/10/27 15,223 15,290
APP-12199670.FP.FTS.B, 10.99%, 3/11/27 34,112 34,664
APP-12459432.FP.FTS.B, 13.24%, 3/11/27 24,415 24,810
APP-12464629.FP.FTS.B, 16.49%, 3/11/27 14,708 14,968
APP-12459441.FP.FTS.B, 17.49%, 3/11/27 16,648 16,830
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11910407.FP.FTS.B, 17.99%, 3/11/27 $ 24,703 $ 24,943
APP-12210087.FP.FTS.B, 18.74%, 3/11/27 49,236 49,825
APP-12212610.FP.FTS.B, 18.99%, 3/11/27 9,504 9,660
APP-12459768.FP.FTS.B, 19.74%, 3/11/27 33,931 34,217
APP-12071137.FP.FTS.B, 19.99%, 3/11/27 26,924 27,206
APP-12462440.FP.FTS.B, 20.49%, 3/11/27 17,846 17,977
APP-12460903.FP.FTS.B, 10.99%, 3/15/27 39,040 39,742
APP-12467297.FP.FTS.B, 13.24%, 3/15/27 30,870 31,416
APP-12442169.FP.FTS.B, 14.49%, 3/15/27 20,608 20,955
APP-12291770.FP.FTS.B, 16.49%, 3/15/27 22,551 22,938
APP-12420649.FP.FTS.B, 16.74%, 3/15/27 41,890 42,610
APP-12422367.FP.FTS.B, 18.49%, 3/15/27 11,699 11,805
APP-12379303.FP.FTS.B, 13.24%, 3/16/27 23,629 24,055
APP-12345397.FP.FTS.B, 19.74%, 3/16/27 39,337 39,706
APP-12196952.FP.FTS.B, 19.99%, 3/16/27 15,529 15,676
APP-12407602.FP.FTS.B, 19.99%, 3/16/27 17,705 17,906
APP-12408935.FP.FTS.B, 19.99%, 3/17/27 13,778 13,916
APP-12433554.FP.FTS.B, 25.49%, 3/17/27 9,882 9,977
APP-12460693.FP.FTS.B, 13.24%, 3/18/27 24,478 24,937
APP-12462116.FP.FTS.B, 17.49%, 3/18/27 28,499 28,910
APP-11948900.FP.FTS.B, 17.74%, 3/18/27 43,249 43,875
APP-12418630.FP.FTS.B, 17.99%, 3/18/27 20,646 20,855
APP-12433361.FP.FTS.B, 18.49%, 3/18/27 18,490 18,680
APP-12461150.FP.FTS.B, 18.49%, 3/18/27 17,711 17,893
APP-12421799.FP.FTS.B, 19.74%, 3/18/27 30,389 30,767
APP-12244962.FP.FTS.B, 19.99%, 3/18/27 9,847 9,970
APP-12463831.FP.FTS.B, 19.99%, 3/18/27 9,837 9,973
APP-12369379.FP.FTS.B, 13.24%, 3/19/27 20,570 20,964
APP-12357813.FP.FTS.B, 10.99%, 3/20/27 31,290 31,900
APP-12238970.FP.FTS.B, 11.24%, 3/20/27 12,719 12,965
APP-12287686.FP.FTS.B, 11.24%, 3/20/27 23,481 23,919
APP-12422648.FP.FTS.B, 13.24%, 3/20/27 22,695 23,137
APP-12380981.FP.FTS.B, 13.74%, 3/20/27 10,763 10,977
APP-12392789.FP.FTS.B, 18.99%, 3/20/27 17,730 17,991
APP-12438335.FP.FTS.B, 19.49%, 3/20/27 20,792 21,073
APP-12230901.FP.FTS.B, 20.24%, 3/20/27 49,472 50,164
APP-12412709.FP.FTS.B, 20.24%, 3/20/27 46,708 47,350
APP-12424835.FP.FTS.B, 23.99%, 3/20/27 32,145 32,514
APP-12459776.FP.FTS.B, 10.99%, 3/21/27 33,039 33,694
APP-12287335.FP.FTS.B, 13.24%, 3/21/27 20,643 21,046
APP-12402614.FP.FTS.B, 13.74%, 3/21/27 25,853 26,380
APP-12416550.FP.FTS.B, 19.49%, 3/21/27 15,787 5,549
APP-12450320.FP.FTS.B, 19.99%, 3/21/27 13,809 13,980
APP-12415203.FP.FTS.B, 21.24%, 3/21/27 23,515 23,876
APP-12345892.FP.FTS.B, 13.49%, 3/22/27 16,546 16,906
APP-11904597.FP.FTS.B, 14.74%, 3/22/27 31,155 31,636
APP-12345261.FP.FTS.B, 15.49%, 3/22/27 24,089 24,452
APP-12443158.FP.FTS.B, 17.49%, 3/22/27 11,816 11,981
APP-12453912.FP.FTS.B, 19.74%, 3/22/27 39,447 40,054
APP-12463880.FP.FTS.B, 19.74%, 3/22/27 39,469 40,051
APP-12402250.FP.FTS.B, 19.99%, 3/22/27 25,000 25,414
APP-12446716.FP.FTS.B, 22.49%, 3/22/27 9,100 9,227
APP-12270745.FP.FTS.B, 17.74%, 3/23/27 37,826 38,375
APP-12429877.FP.FTS.B, 19.74%, 3/23/27 29,668 30,126
APP-12435676.FP.FTS.B, 20.49%, 3/23/27 39,518 40,026
APP-12456449.FP.FTS.B, 23.49%, 3/23/27 9,926 10,106
APP-12414131.FP.FTS.B, 10.99%, 3/24/27 20,471 20,896
APP-12420863.FP.FTS.B, 17.49%, 3/24/27 18,870 19,199

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12463499.FP.FTS.B, 17.49%, 3/24/27 $ 23,657 $ 24,069
APP-12468743.FP.FTS.B, 18.24%, 3/24/27 31,564 32,089
APP-12468934.FP.FTS.B, 19.99%, 3/24/27 9,881 10,052
APP-12408200.FP.FTS.B, 21.74%, 3/24/27 25,930 26,276
APP-12468566.FP.FTS.B, 19.74%, 3/25/27 30,046 30,541
APP-11872544.FP.FTS.B, 19.99%, 3/25/27 13,544 13,744
APP-12173877.FP.FTS.B, 25.49%, 4/07/27 9,793 9,871
APP-12171005.FP.FTS.B, 23.99%, 4/08/27 31,397 31,553
APP-12185506.FP.FTS.B, 25.49%, 4/09/27 10,000 6,612
8,681,044
LendingClub Corp. - LCX
156436810.LC.FTS.B, 16.95%, 8/05/22 ... 2,219 2,226
158826233.LC.FTS.B, 15.24%, 9/16/22 ... 3,797 3,793
157785314.LC.FTS.B, 14.3%, 9/26/22 ... 828 835
160802832.LC.FTS.B, 12.4%, 10/25/22 ... 2,468 2,450
161875960.LC.FTS.B, 14.3%, 11/14/22 ... 8,022 8,015
162075372.LC.FTS.B, 10.33%, 11/19/22 .. 5,972 1,088
162031324.LC.FTS.B, 17.74%, 11/19/22 .. 8,471 8,425
162345533.LC.FTS.B, 7.02%, 11/26/22 ... 7,310 7,247
162683524.LC.FTS.B, 23.05%, 12/03/22 .. 7,735 7,575
162951198.LC.FTS.B, 15.24%, 12/13/22 .. 14,620 14,046
163070194.LC.FTS.B, 16.12%, 12/13/22 .. 5,799 5,709
163452323.LC.FTS.B, 6.46%, 12/17/22 ... 2,392 2,374
162484042.LC.FTS.B, 23.05%, 12/20/22 .. 321 315
163306459.LC.FTS.B, 8.81%, 12/23/22 ... 8,302 8,219
163655887.LC.FTS.B, 8.81%, 12/23/22 ... 9,737 9,659
163921952.LC.FTS.B, 13.08%, 12/27/22 .. 4,626 4,526
163941621.LC.FTS.B, 20.55%, 12/27/22 .. 8,764 8,782
163868384.LC.FTS.B, 23.05%, 12/27/22 .. 2,847 2,859
163925598.LC.FTS.B, 23.05%, 12/27/22 .. 8,016 267
163869594.LC.FTS.B, 25.65%, 12/27/22 .. 5,196 5,106
163871880.LC.FTS.B, 25.65%, 12/27/22 .. 7,652 7,677
163925247.LC.FTS.B, 25.65%, 12/27/22 .. 4,672 4,656
163150963.LC.FTS.B, 20.55%, 12/30/22 .. 5,194 5,058
164015868.LC.FTS.B, 23.05%, 12/30/22 .. 952 938
164046739.LC.FTS.B, 23.05%, 12/30/22 .. 480 476
164077353.LC.FTS.B, 15.24%, 12/31/22 .. 8,226 8,062
163637444.LC.FTS.B, 20.55%, 12/31/22 .. 7,670 7,552
164071817.LC.FTS.B, 10.33%, 1/03/23 ... 1,398 1,372
164643957.LC.FTS.B, 6.46%, 1/10/23 ... 1,065 1,055
164734842.LC.FTS.B, 6.46%, 1/14/23 ... 10,737 10,617
164879386.LC.FTS.B, 6.46%, 1/14/23 ... 2,213 2,203
164753318.LC.FTS.B, 7.56%, 1/14/23 ... 4,074 4,032
164786863.LC.FTS.B, 10.33%, 1/14/23 ... 1,496 1,469
164807045.LC.FTS.B, 11.71%, 1/14/23 ... 3,164 2,505
164808805.LC.FTS.B, 13.08%, 1/14/23 ... 3,452 3,393
165032371.LC.FTS.B, 7.56%, 1/21/23 ... 10,863 10,756
164976165.LC.FTS.B, 11.02%, 1/21/23 ... 2,028 1,967
164689412.LC.FTS.B, 11.71%, 1/21/23 ... 2,269 2,232
165209265.LC.FTS.B, 13.08%, 1/21/23 ... 14,607 14,235
165299446.LC.FTS.B, 17.74%, 1/21/23 ... 1,507 1,486
165466706.LC.FTS.B, 7.56%, 1/24/23 ... 3,430 3,395
165386603.LC.FTS.B, 8.19%, 1/24/23 ... 10,936 10,830
165519373.LC.FTS.B, 8.19%, 1/24/23 ... 306 305
165504889.LC.FTS.B, 8.81%, 1/24/23 ... 825 818
165073250.LC.FTS.B, 12.4%, 1/24/23 ... 5,719 5,618
163866777.LC.FTS.B, 14.3%, 1/24/23 ... 8,123 7,900
Description
Principal
Amount Value
LendingClub Corp. - LCX (continued)
163911666.LC.FTS.B, 15.24%, 1/24/23 ... $ 10,946 $ 10,801
165529419.LC.FTS.B, 16.95%, 1/24/23 ... 2,312 2,246
165216714.LC.FTS.B, 17.74%, 1/24/23 ... 10,061 9,793
164710540.LC.FTS.B, 6.46%, 1/27/23 ... 6,710 6,642
165116341.LC.FTS.B, 6.46%, 1/27/23 .... 2,804 2,779
164964075.LC.FTS.B, 8.81%, 1/27/23 ... 742 733
165175377.LC.FTS.B, 8.81%, 1/27/23 ... 4,679 4,631
164685625.LC.FTS.B, 10.33%, 1/27/23 ... 6,712 6,599
165576005.LC.FTS.B, 16.12%, 1/27/23 ... 9,869 9,704
165397059.LC.FTS.B, 17.74%, 1/27/23 ... 3,014 2,975
165575241.LC.FTS.B, 17.74%, 1/27/23 ... 5,359 5,289
165064126.LC.FTS.B, 13.08%, 1/28/23 ... 6,754 6,634
165562480.LC.FTS.B, 6.46%, 1/31/23 ... 115 113
165899098.LC.FTS.B, 17.74%, 2/04/23 ... 4,710 4,365
166123497.LC.FTS.B, 8.81%, 2/05/23 ... 6,703 6,619
166141899.LC.FTS.B, 6.46%, 2/07/23 ... 10,410 10,284
166191657.LC.FTS.B, 7.02%, 2/07/23 ... 12,047 11,894
166195099.LC.FTS.B, 7.56%, 2/07/23 ... 9,567 9,447
166496776.LC.FTS.B, 7.56%, 2/11/23 .... 12,079 11,929
166505020.LC.FTS.B, 8.19%, 2/11/23 .... 9,658 9,541
166520793.LC.FTS.B, 14.3%, 2/11/23 .... 3,023 2,822
166669255.LC.FTS.B, 15.24%, 2/14/23 ... 1,553 1,485
165115069.LC.FTS.B, 11.71%, 2/18/23 ... 909 894
166744387.LC.FTS.B, 16.12%, 2/18/23 ... 9,956 9,476
166966308.LC.FTS.B, 16.12%, 2/19/23 ... 818 781
167030788.LC.FTS.B, 13.08%, 2/28/23 ... 12,718 12,480
167023907.LC.FTS.B, 17.74%, 2/28/23 ... 2,116 400
167114304.LC.FTS.B, 17.74%, 2/28/23 ... 3,326 3,274
167520510.LC.FTS.B, 23.05%, 2/28/23 ... 9,624 9,342
167126995.LC.FTS.B, 23.05%, 3/02/23 ... 13,434 12,146
167907245.LC.FTS.B, 6.46%, 3/06/23 ... 8,579 8,188
168159441.LC.FTS.B, 8.81%, 3/11/23 .... 6,679 6,386
167837487.LC.FTS.B, 14.3%, 3/16/23 ... 10,583 9,654
168351728.LC.FTS.B, 14.3%, 3/16/23 ... 3,739 3,552
148884785.LC.FTS.B, 13.08%, 4/09/24 ... 19,163 18,700
157686946.LC.FTS.B, 16.12%, 8/28/24 ... 5,659 5,535
159198648.LC.FTS.B, 17.74%, 9/25/24 ... 8,868 8,597
158981937.LC.FTS.B, 16.12%, 9/26/24 ... 8,736 8,493
161864961.LC.FTS.B, 12.4%, 11/14/24 ... 13,437 12,723
161858763.LC.FTS.B, 14.3%, 11/14/24 ... 2,969 2,827
161888275.LC.FTS.B, 15.24%, 11/14/24 .. 9,145 8,715
162030908.LC.FTS.B, 12.4%, 11/19/24 ... 9,487 8,314
162266279.LC.FTS.B, 11.02%, 11/22/24 .. 17,535 16,731
162966512.LC.FTS.B, 11.02%, 12/12/24 .. 13,921 12,036
162318190.LC.FTS.B, 13.08%, 12/13/24 .. 3,310 2,859
163115691.LC.FTS.B, 13.08%, 12/13/24 .. 23,294 22,221
163292439.LC.FTS.B, 8.19%, 12/18/24 ... 10,124 8,955
163517783.LC.FTS.B, 13.08%, 12/18/24 .. 14,710 12,993
163658787.LC.FTS.B, 10.33%, 12/23/24 .. 5,912 5,314
163803194.LC.FTS.B, 23.05%, 12/26/24 .. 7,369 7,062
163556130.LC.FTS.B, Zero Cpn, 12/27/24 25,445 2,409
163438746.LC.FTS.B, 17.74%, 12/27/24 .. 1,538 1,513
163510988.LC.FTS.B, 18.62%, 12/27/24 .. 22,061 20,390
163479653.LC.FTS.B, 20.55%, 12/30/24 .. 7,746 7,394
163615560.LC.FTS.B, 20.55%, 12/30/24 .. 10,069 9,498
163919650.LC.FTS.B, 20.55%, 12/30/24 .. 4,095 3,863
163989384.LC.FTS.B, 23.05%, 12/30/24 .. 13,698 12,917
164031282.LC.FTS.B, 12.4%, 12/31/24 ... 26,046 24,540

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
164083561.LC.FTS.B, 12.4%, 12/31/24 ... $ 16,455 $ 2,743
164050345.LC.FTS.B, 13.08%, 12/31/24 .. 18,863 17,821
164067189.LC.FTS.B, 13.08%, 12/31/24 .. 23,765 22,372
164510336.LC.FTS.B, 13.08%, 1/10/25 ... 18,927 17,106
165144136.LC.FTS.B, 14.3%, 1/21/25 ... 18,601 1,783
165291472.LC.FTS.B, 14.3%, 1/21/25 ... 22,666 20,069
165441115.LC.FTS.B, 8.81%, 1/24/25 .... 9,789 8,680
164939734.LC.FTS.B, 20.55%, 1/24/25 ... 7,133 6,762
164586812.LC.FTS.B, 8.19%, 1/27/25 ... 8,345 7,662
165535605.LC.FTS.B, 12.4%, 1/28/25 ... 14,859 9,183
165115667.LC.FTS.B, 20.55%, 1/28/25 ... 16,846 15,915
165510737.LC.FTS.B, 8.19%, 1/30/25 ... 14,787 13,340
165594623.LC.FTS.B, 13.08%, 2/03/25 ... 17,561 16,545
166081454.LC.FTS.B, 8.19%, 2/07/25 ... 24,646 23,816
166039716.LC.FTS.B, 10.33%, 2/07/25 ... 25,087 23,650
166603986.LC.FTS.B, 10.33%, 2/14/25 ... 13,211 12,464
166880211.LC.FTS.B, 8.19%, 2/18/25 .... 12,257 10,996
167015464.LC.FTS.B, 8.19%, 2/24/25 ... 2,524 2,311
166833583.LC.FTS.B, 13.08%, 2/24/25 ... 17,133 15,182
167466589.LC.FTS.B, 8.19%, 2/27/25 ... 8,010 7,323
167114763.LC.FTS.B, 13.08%, 2/28/25 ... 5,146 5,028
166272136.LC.FTS.B, 18.62%, 2/28/25 ... 14,984 13,863
168006688.LC.FTS.B, 8.19%, 3/09/25 ... 17,891 15,820
168296354.LC.FTS.B, 13.08%, 3/13/25 ... 13,784 12,214
985,268
LendingClub Corp. - LCX PM
170202543.LC.FTS.B, 20.74%, 9/04/23 ... 4,391 4,257
169784370.LC.FTS.B, 9.56%, 9/11/23 .... 9,649 9,350
170358835.LC.FTS.B, 9.56%, 9/11/23 .... 10,157 9,842
169579201.LC.FTS.B, 10.81%, 9/14/23 ... 15,406 14,978
170342257.LC.FTS.B, 10.81%, 9/14/23 ... 5,128 4,910
170457540.LC.FTS.B, 10.81%, 9/16/23 ... 2,562 2,492
170196349.LC.FTS.B, 10.81%, 9/17/23 ... 2,562 2,478
170462708.LC.FTS.B, 10.81%, 9/17/23 ... 10,250 9,913
170309569.LC.FTS.B, 19.12%, 9/17/23 ... 3,252 3,088
170439611.LC.FTS.B, 10.81%, 9/18/23 ... 7,687 7,422
170551033.LC.FTS.B, 15.4%, 9/18/23 ... 15,883 15,171
170606862.LC.FTS.B, 9.56%, 9/22/23 ... 7,110 6,878
170212064.LC.FTS.B, 10.19%, 9/22/23 ... 5,940 5,644
170617520.LC.FTS.B, 10.81%, 9/22/23 ... 9,737 9,255
170657782.LC.FTS.B, 19.95%, 9/22/23 ... 6,455 6,038
170507906.LC.FTS.B, 10.81%, 9/23/23 ... 3,075 2,965
170767991.LC.FTS.B, 15.4%, 9/23/23 ... 1,059 1,032
170374076.LC.FTS.B, 18.24%, 9/23/23 ... 2,703 2,619
170727301.LC.FTS.B, 18.24%, 9/23/23 ... 1,622 1,574
170641460.LC.FTS.B, 14.02%, 9/24/23 ... 4,509 4,312
170787127.LC.FTS.B, 19.12%, 9/25/23 ... 1,655 128
170175358.LC.FTS.B, 9.56%, 9/28/23 ... 2,641 2,570
170726414.LC.FTS.B, 9.56%, 9/28/23 ... 6,094 5,878
170680534.LC.FTS.B, 10.19%, 9/28/23 ... 5,430 942
170377461.LC.FTS.B, 10.81%, 9/28/23 ... 8,712 8,476
170702407.LC.FTS.B, 10.81%, 9/28/23 ... 5,637 5,372
170543657.LC.FTS.B, Zero Cpn, 9/29/23 . 777 –
170157478.LC.FTS.B, 8.46%, 9/29/23 ... 7,925 7,506
170737567.LC.FTS.B, 9.56%, 9/29/23 ... 535 511
170160522.LC.FTS.B, 10.19%, 9/29/23 ... 13,153 12,261
170182380.LC.FTS.B, 10.81%, 9/29/23 ... 6,483 6,103
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
170452897.LC.FTS.B, 10.81%, 9/29/23 ... $ 1,703 $ 601
170808772.LC.FTS.B, 10.81%, 9/29/23 ... 15,122 14,541
170814981.LC.FTS.B, 10.81%, 9/29/23 ... 12,274 10,614
170736018.LC.FTS.B, 14.71%, 9/29/23 ... 13,864 13,275
170877107.LC.FTS.B, 17.3%, 9/29/23 ... 8,487 7,893
170798886.LC.FTS.B, 9.02%, 9/30/23 ... 10,139 9,740
170268845.LC.FTS.B, 10.19%, 9/30/23 ... 8,086 7,652
170929457.LC.FTS.B, 14.02%, 9/30/23 ... 662 630
169998063.LC.FTS.B, Zero Cpn, 10/01/23 17,546 –
170809334.LC.FTS.B, 8.46%, 10/01/23 ... 13,100 1,507
170891169.LC.FTS.B, 8.46%, 10/01/23 ... 2,753 2,709
170837848.LC.FTS.B, 9.56%, 10/01/23 ... 16,069 15,431
170013981.LC.FTS.B, 10.81%, 10/01/23 .. 6,483 6,083
170847160.LC.FTS.B, 10.81%, 10/01/23 .. 1,297 1,241
170925898.LC.FTS.B, 14.02%, 10/01/23 .. 5,587 5,260
170764071.LC.FTS.B, 9.02%, 10/02/23 ... 50 50
170947773.LC.FTS.B, 8.46%, 10/05/23 ... 3,810 3,676
170705708.LC.FTS.B, 9.56%, 10/05/23 ... 8,035 7,516
170930834.LC.FTS.B, 10.19%, 10/06/23 .. 13,449 12,782
170985931.LC.FTS.B, 10.81%, 10/06/23 .. 16,208 15,261
171178790.LC.FTS.B, 8.46%, 10/14/23 ... 8,000 7,550
171220560.LC.FTS.B, 8.46%, 10/14/23 ... 15,947 15,336
171214747.LC.FTS.B, 9.56%, 10/14/23 ... 13,490 12,963
171236311.LC.FTS.B, 9.56%, 10/14/23 ... 8,035 7,840
171032133.LC.FTS.B, 10.81%, 10/14/23 .. 1,080 1,039
170963456.LC.FTS.B, 19.95%, 10/14/23 .. 11,473 11,061
171252541.LC.FTS.B, 10.19%, 10/15/23 .. 807 781
171215486.LC.FTS.B, 10.81%, 10/15/23 .. 2,701 2,570
171268315.LC.FTS.B, 19.12%, 10/15/23 .. 735 723
171271973.LC.FTS.B, 19.12%, 10/15/23 .. 5,707 5,507
171342918.LC.FTS.B, 9.02%, 10/20/23 ... 3,471 3,285
171218548.LC.FTS.B, 9.56%, 10/20/23 ... 5,892 5,631
171361625.LC.FTS.B, 10.19%, 10/20/23 .. 5,357 5,167
171055998.LC.FTS.B, 14.02%, 10/20/23 .. 9,385 8,914
171428113.LC.FTS.B, 18.24%, 10/20/23 .. 9,647 9,098
171357136.LC.FTS.B, 9.02%, 10/21/23 ... 5,629 5,324
171245584.LC.FTS.B, 8.46%, 10/22/23 ... 2,924 2,821
171373758.LC.FTS.B, 10.19%, 10/22/23 .. 16,139 15,518
171444548.LC.FTS.B, 10.81%, 10/22/23 .. 16,226 15,792
170652695.LC.FTS.B, 14.02%, 10/22/23 .. 2,765 2,644
170976689.LC.FTS.B, 8.46%, 10/28/23 ... 7,176 6,901
171446797.LC.FTS.B, 9.56%, 10/28/23 ... 8,035 7,499
171666793.LC.FTS.B, 18.24%, 10/28/23 .. 4,540 4,355
171974686.LC.FTS.B, 10.81%, 11/17/23 .. 3,974 3,790
172045506.LC.FTS.B, 10.81%, 11/17/23 .. 14,195 13,448
172080082.LC.FTS.B, 9.02%, 11/18/23 ... 14,031 13,514
172099990.LC.FTS.B, 16.08%, 11/19/23 .. 1,175 1,141
172294502.LC.FTS.B, 8.46%, 11/24/23 ... 5,592 5,386
171941466.LC.FTS.B, 10.81%, 11/24/23 .. 6,814 6,318
172473775.LC.FTS.B, 10.81%, 12/01/23 .. 2,520 2,389
172262310.LC.FTS.B, 9.56%, 12/04/23 ... 7,087 6,793
173165582.LC.FTS.B, 10.19%, 12/23/23 .. 7,114 6,769
172625256.LC.FTS.B, 14.71%, 12/23/23 .. 24,362 23,693
172851902.LC.FTS.B, 19.12%, 12/23/23 .. 880 866
173236004.LC.FTS.B, 19.12%, 12/23/23 .. 6,246 6,063
173214358.LC.FTS.B, 19.12%, 12/28/23 .. 6,246 6,072
173352354.LC.FTS.B, 15.4%, 12/29/23 ... 4,379 4,235
173241001.LC.FTS.B, 17.3%, 12/29/23 ... 2,447 2,374

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
173377840.LC.FTS.B, 19.12%, 12/29/23 .. $ 2,604 $ 2,525
173362025.LC.FTS.B, 20.74%, 12/29/23 .. 4,923 4,773
173536070.LC.FTS.B, 16.08%, 1/05/24 ... 1,601 1,557
173391094.LC.FTS.B, 17.3%, 1/05/24 ... 1,934 1,859
173001117.LC.FTS.B, 19.12%, 1/05/24 ... 7,926 7,723
173509997.LC.FTS.B, 10.81%, 1/06/24 ... 3,111 2,953
173417195.LC.FTS.B, 14.71%, 1/06/24 ... 9,537 9,227
173442816.LC.FTS.B, 20.74%, 1/06/24 ... 19,077 18,411
173451209.LC.FTS.B, 18.24%, 1/08/24 ... 21,144 19,912
172997854.LC.FTS.B, 19.12%, 1/08/24 ... 1,953 1,880
173544565.LC.FTS.B, 19.12%, 1/08/24 ... 6,510 6,248
172932879.LC.FTS.B, 15.4%, 1/15/24 ... 10,889 10,200
173437405.LC.FTS.B, 16.08%, 1/15/24 ... 8,967 8,669
173826580.LC.FTS.B, 16.99%, 1/15/24 ... 11,648 11,251
173800712.LC.FTS.B, 8.24%, 1/19/24 ... 8,915 8,582
173898269.LC.FTS.B, 16.99%, 1/19/24 ... 8,496 8,356
173039198.LC.FTS.B, 17.3%, 1/19/24 ... 6,776 6,463
173997873.LC.FTS.B, 17.49%, 1/20/24 ... 7,099 6,962
173925637.LC.FTS.B, 19.12%, 1/20/24 ... 3,255 3,147
173397544.LC.FTS.B, 20.74%, 1/20/24 ... 2,363 2,284
173912279.LC.FTS.B, 9.99%, 1/21/24 ... 8,050 7,540
173627309.LC.FTS.B, 12.34%, 1/21/24 ... 12,590 12,066
174033886.LC.FTS.B, 12.49%, 1/21/24 ... 16,654 16,304
173996422.LC.FTS.B, 13.19%, 1/21/24 ... 1,135 1,118
174033162.LC.FTS.B, 16.49%, 1/21/24 ... 1,605 1,580
173852092.LC.FTS.B, 20.44%, 1/21/24 ... 9,832 9,642
173972079.LC.FTS.B, 12.49%, 1/22/24 ... 16,056 15,338
173761616.LC.FTS.B, 16.49%, 1/22/24 ... 1,427 1,407
174075262.LC.FTS.B, 16.49%, 1/22/24 ... 11,282 11,074
174050191.LC.FTS.B, 16.99%, 1/22/24 ... 3,218 3,149
174172795.LC.FTS.B, 15.99%, 1/27/24 ... 4,470 4,336
174195278.LC.FTS.B, 16.49%, 1/27/24 ... 3,852 3,795
174097614.LC.FTS.B, 19.49%, 1/27/24 ... 19,567 19,220
174192330.LC.FTS.B, 20.74%, 1/27/24 ... 10,515 10,315
174098270.LC.FTS.B, 6.74%, 2/01/24 ... 12,697 12,106
174115077.LC.FTS.B, 8.49%, 2/01/24 .... 19,228 18,496
174204894.LC.FTS.B, 12.34%, 2/01/24 ... 9,812 9,349
174134025.LC.FTS.B, 16.99%, 2/01/24 ... 13,440 13,159
174276782.LC.FTS.B, 17.19%, 2/01/24 ... 670 656
170431322.LC.FTS.B, 18.24%, 9/14/25 ... 3,873 3,697
170592201.LC.FTS.B, 14.02%, 9/16/25 ... 15,098 14,351
170055181.LC.FTS.B, 16.08%, 9/16/25 ... 11,470 11,067
170200705.LC.FTS.B, 19.95%, 9/16/25 ... 11,733 11,204
170163928.LC.FTS.B, 15.4%, 9/18/25 ... 7,645 7,390
170252312.LC.FTS.B, 16.08%, 9/18/25 ... 5,838 5,721
170639161.LC.FTS.B, 19.12%, 9/18/25 ... 7,785 7,443
169850794.LC.FTS.B, 16.08%, 9/22/25 ... 11,469 10,821
170786159.LC.FTS.B, 14.02%, 9/25/25 ... 18,118 16,764
170812112.LC.FTS.B, 14.02%, 9/29/25 ... 15,384 14,398
170992474.LC.FTS.B, 17.3%, 10/02/25 ... 7,840 7,447
171032242.LC.FTS.B, 19.12%, 10/02/25 .. 11,879 11,280
170941274.LC.FTS.B, 16.08%, 10/05/25 .. 23,356 21,871
171264911.LC.FTS.B, 19.12%, 10/14/25 .. 11,879 11,320
170964676.LC.FTS.B, 19.95%, 10/14/25 .. 8,187 7,821
171461721.LC.FTS.B, 16.08%, 10/20/25 .. 8,543 8,241
170983832.LC.FTS.B, 20.74%, 10/20/25 .. 20,608 19,514
171322854.LC.FTS.B, 16.08%, 10/22/25 .. 19,464 18,477
172014503.LC.FTS.B, 14.02%, 11/17/25 .. 17,445 16,197
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
172156822.LC.FTS.B, 14.02%, 11/24/25 .. $ 7,833 $ 6,975
172665217.LC.FTS.B, 15.4%, 12/04/25 ... 9,637 9,305
172752552.LC.FTS.B, 16.08%, 12/10/25 .. 9,670 9,347
173223703.LC.FTS.B, 13.33%, 12/23/25 .. 28,659 27,681
173203429.LC.FTS.B, 15.4%, 12/23/25 ... 27,088 26,154
173295643.LC.FTS.B, 19.12%, 12/28/25 .. 9,817 9,451
173303101.LC.FTS.B, 19.95%, 12/29/25 .. 12,672 12,131
172820246.LC.FTS.B, 15.4%, 12/30/25 ... 22,863 22,065
173270899.LC.FTS.B, 15.4%, 1/05/26 ... 32,975 30,946
172611713.LC.FTS.B, 19.12%, 1/05/26 ... 13,382 12,807
173493292.LC.FTS.B, 19.95%, 1/05/26 ... 12,109 11,591
173550582.LC.FTS.B, 19.95%, 1/05/26 ... 8,339 7,929
172843470.LC.FTS.B, 16.08%, 1/06/26 ... 14,746 14,343
173301532.LC.FTS.B, 17.3%, 1/06/26 ... 24,718 23,258
173580706.LC.FTS.B, 17.3%, 1/06/26 ... 19,286 18,471
173496629.LC.FTS.B, 16.08%, 1/08/26 ... 22,688 20,687
172757520.LC.FTS.B, 19.12%, 1/08/26 ... 9,706 9,331
173772624.LC.FTS.B, 14.44%, 1/15/26 ... 4,064 3,891
173785381.LC.FTS.B, 16.74%, 1/15/26 ... 13,149 12,882
173816609.LC.FTS.B, 19.44%, 1/15/26 ... 4,160 4,024
173854798.LC.FTS.B, 21.49%, 1/15/26 ... 8,426 8,176
173871807.LC.FTS.B, 21.99%, 1/15/26 ... 10,143 9,880
173737758.LC.FTS.B, 9.59%, 1/19/26 ... 16,704 15,772
173910442.LC.FTS.B, 17.24%, 1/19/26 ... 16,549 16,243
173821408.LC.FTS.B, 21.49%, 1/19/26 ... 13,096 12,763
173841383.LC.FTS.B, 21.49%, 1/19/26 ... 25,323 24,693
173896730.LC.FTS.B, 23.99%, 1/19/26 ... 8,483 8,263
173933933.LC.FTS.B, 13.49%, 1/20/26 ... 16,179 15,193
173875674.LC.FTS.B, 14.74%, 1/20/26 ... 29,303 26,836
173856403.LC.FTS.B, 14.99%, 1/20/26 ... 19,559 17,835
173682030.LC.FTS.B, 15.4%, 1/20/26 ... 11,432 10,985
173956639.LC.FTS.B, 18.19%, 1/20/26 ... 5,481 5,308
173998821.LC.FTS.B, 21.49%, 1/20/26 ... 8,395 8,184
173430770.LC.FTS.B, 13.33%, 1/21/26 ... 33,055 30,952
174067801.LC.FTS.B, 15.24%, 1/22/26 ... 12,239 12,009
174045948.LC.FTS.B, 17.44%, 1/22/26 ... 15,665 15,367
174087634.LC.FTS.B, 23.99%, 1/22/26 ... 12,725 12,414
174177272.LC.FTS.B, 16.49%, 1/27/26 ... 9,850 9,671
173813936.LC.FTS.B, 19.74%, 1/27/26 ... 19,995 19,539
174031108.LC.FTS.B, 21.99%, 1/27/26 ... 28,730 28,072
174278232.LC.FTS.B, 23.99%, 2/01/26 ... 25,703 24,885
1,736,562
Prosper Funding LLC
1473148.PS.FTS.B, 13.99%, 11/12/23 .... 2,581 2,545
1484667.PS.FTS.B, 12.74%, 11/17/23 .... 2,298 2,270
1472000.PS.FTS.B, 11.99%, 11/18/23 .... 5,718 5,646
1478692.PS.FTS.B, 18.99%, 11/24/23 .... 3,373 3,323
1475141.PS.FTS.B, 23.2%, 11/25/23 .... 5,987 5,927
1501929.PS.FTS.B, 14.19%, 12/22/23 ... 5,463 5,360
1491946.PS.FTS.B, 15.49%, 12/22/23 ... 1,529 1,500
1579196.PS.FTS.B, 25.75%, 6/29/24 .... 6,938 6,621
1602993.PS.FTS.B, 8.7%, 7/23/24 ...... 19,342 19,154
1602999.PS.FTS.B, 14.24%, 7/23/24 .... 6,702 6,514
1592858.PS.FTS.B, 16.6%, 7/23/24 ..... 10,567 10,189
1609512.PS.FTS.B, 16%, 8/05/24 ....... 7,353 7,036
1603033.PS.FTS.B, 24.6%, 8/05/24 ..... 6,689 6,406
1603345.PS.FTS.B, 12.8%, 8/06/24 ..... 2,429 2,356

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1603735.PS.FTS.B, 14.7%, 8/06/24 ..... $ 9,768 $ 9,351
1603741.PS.FTS.B, 16.6%, 8/06/24 ..... 6,138 5,875
1610577.PS.FTS.B, 19.8%, 8/06/24 ..... 5,388 5,155
1611408.PS.FTS.B, 15.4%, 8/09/24 ..... 8,156 7,817
1604533.PS.FTS.B, 17.1%, 8/09/24 ..... 8,195 7,861
1611363.PS.FTS.B, 18.24%, 8/09/24 .... 9,865 9,453
1610856.PS.FTS.B, 18.3%, 8/09/24 ..... 8,258 7,913
1602188.PS.FTS.B, 14.29%, 8/10/24 .... 6,642 6,642
1602386.PS.FTS.B, 14.49%, 8/10/24 .... 2,440 2,384
1602197.PS.FTS.B, 18.41%, 8/10/24 .... 4,061 3,894
1602614.PS.FTS.B, 19.8%, 8/10/24 ..... 8,274 7,932
1613184.PS.FTS.B, 15.6%, 8/11/24 ..... 8,160 7,828
1612815.PS.FTS.B, 16.6%, 8/11/24 ..... 8,184 7,849
1600076.PS.FTS.B, 12.7%, 8/12/24 ..... 3,200 3,095
1604249.PS.FTS.B, 13.4%, 8/13/24 ..... 4,460 4,321
1610184.PS.FTS.B, 13.4%, 8/15/24 ..... 10,585 10,256
1613274.PS.FTS.B, 14.39%, 8/16/24 .... 17,937 17,401
1611393.PS.FTS.B, 17%, 8/20/24 ....... 4,946 4,746
1618425.PS.FTS.B, 19.8%, 8/20/24 ..... 16,512 15,931
1608881.PS.FTS.B, 14.7%, 8/23/24 ..... 2,442 2,354
1618983.PS.FTS.B, 19.8%, 8/23/24 ..... 5,532 5,346
1613407.PS.FTS.B, 25%, 8/24/24 ....... 1,674 1,624
1609535.PS.FTS.B, 26.21%, 8/24/24 .... 8,395 8,141
1614016.PS.FTS.B, 14.89%, 8/25/24 .... 7,738 7,464
1610579.PS.FTS.B, 15%, 8/25/24 ....... 4,073 3,929
1620933.PS.FTS.B, 15.7%, 8/25/24 ..... 7,947 7,667
1620627.PS.FTS.B, 16.9%, 8/25/24 ..... 9,268 8,935
1621098.PS.FTS.B, 17.5%, 8/25/24 ..... 4,102 3,969
1610624.PS.FTS.B, 20.9%, 8/25/24 ..... 5,848 5,654
1610537.PS.FTS.B, 20.96%, 8/25/24 .... 12,992 1,907
1615387.PS.FTS.B, 15.1%, 8/27/24 ..... 4,194 4,049
1622424.PS.FTS.B, 16.1%, 8/27/24 ..... 3,364 3,247
1612397.PS.FTS.B, 20.8%, 8/27/24 ..... 10,762 10,414
1617541.PS.FTS.B, 19.3%, 8/31/24 ..... 10,080 9,610
1623215.PS.FTS.B, 24.81%, 9/20/24 .... 7,436 7,170
1634217.PS.FTS.B, 24.51%, 9/21/24 .... 8,574 8,284
1623656.PS.FTS.B, 25.71%, 9/21/24 .... 8,597 8,305
1628356.PS.FTS.B, 11.6%, 9/22/24 ..... 2,079 2,021
1628362.PS.FTS.B, 11.7%, 9/22/24 ..... 5,821 5,661
1635087.PS.FTS.B, 12.3%, 9/22/24 ..... 8,329 8,099
1635063.PS.FTS.B, 14.56%, 9/22/24 .... 9,549 9,285
1624643.PS.FTS.B, 15.12%, 9/22/24 .... 3,247 3,132
1628341.PS.FTS.B, 15.9%, 9/22/24 ..... 6,590 6,356
1635060.PS.FTS.B, 16.64%, 9/22/24 .... 12,629 12,177
1624631.PS.FTS.B, 17.8%, 9/22/24 ..... 14,029 2,010
1624646.PS.FTS.B, 18.4%, 9/22/24 ..... 2,537 2,448
1624622.PS.FTS.B, 18.41%, 9/22/24 .... 13,488 13,004
1628338.PS.FTS.B, 18.41%, 9/22/24 .... 8,415 8,114
1624811.PS.FTS.B, 24.09%, 9/22/24 .... 2,998 2,899
1635348.PS.FTS.B, 26.3%, 9/22/24 ..... 1,722 1,664
1635891.PS.FTS.B, 13.7%, 9/23/24 ..... 1,672 1,626
1635768.PS.FTS.B, 14.89%, 9/23/24 .... 8,276 7,985
1629058.PS.FTS.B, 15.7%, 9/23/24 ..... 2,100 2,026
1635762.PS.FTS.B, 17.96%, 9/23/24 .... 5,465 5,273
1625948.PS.FTS.B, 11.6%, 9/24/24 ..... 8,314 8,089
1626509.PS.FTS.B, 12.3%, 9/24/24 ..... 9,162 8,914
1636260.PS.FTS.B, 12.76%, 9/24/24 .... 1,668 1,623
1636335.PS.FTS.B, 13%, 9/24/24 ....... 12,516 12,176
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1630123.PS.FTS.B, 13.2%, 9/24/24 ..... $ 5,667 $ 5,533
1636458.PS.FTS.B, 13.8%, 9/24/24 ..... 3,762 3,660
1629274.PS.FTS.B, 13.9%, 9/24/24 ..... 3,345 3,254
1636257.PS.FTS.B, 14.56%, 9/24/24 .... 11,113 10,805
1636308.PS.FTS.B, 14.56%, 9/24/24 .... 2,513 2,445
1626353.PS.FTS.B, 15.5%, 9/24/24 ..... 12,594 12,154
1626602.PS.FTS.B, 16.1%, 9/24/24 ..... 3,978 3,842
1625990.PS.FTS.B, 16.28%, 9/24/24 .... 29,442 28,412
1625708.PS.FTS.B, 17.8%, 9/24/24 ..... 10,131 9,790
1629244.PS.FTS.B, 17.96%, 9/24/24 .... 8,193 7,905
1636317.PS.FTS.B, 18.2%, 9/24/24 ..... 3,380 3,266
1636947.PS.FTS.B, 20.34%, 9/24/24 .... 1,699 1,641
1634199.PS.FTS.B, 22.9%, 9/25/24 ..... 8,567 8,268
1630390.PS.FTS.B, 11.6%, 9/27/24 ..... 8,560 8,335
1630750.PS.FTS.B, 11.7%, 9/27/24 ..... 10,170 9,904
1637526.PS.FTS.B, 12.3%, 9/27/24 ..... 12,860 12,521
1630264.PS.FTS.B, 13.3%, 9/27/24 ..... 3,426 3,336
1626854.PS.FTS.B, 15%, 9/27/24 ....... 3,449 3,333
1626884.PS.FTS.B, 15%, 9/27/24 ....... 6,898 6,665
1637235.PS.FTS.B, 15.1%, 9/27/24 ..... 4,312 4,166
1626683.PS.FTS.B, 15.4%, 9/27/24 ..... 4,315 4,169
1637193.PS.FTS.B, 15.4%, 9/27/24 ..... 20,185 19,511
1637196.PS.FTS.B, 15.4%, 9/27/24 ..... 7,335 7,087
1630384.PS.FTS.B, 16%, 9/27/24 ....... 8,638 8,346
1630447.PS.FTS.B, 16%, 9/27/24 ....... 3,456 3,339
1637214.PS.FTS.B, 16.39%, 9/27/24 .... 5,847 5,649
1630396.PS.FTS.B, 16.43%, 9/27/24 .... 16,518 15,959
1630414.PS.FTS.B, 16.43%, 9/27/24 .... 1,730 1,671
1637574.PS.FTS.B, 18.5%, 9/27/24 ..... 4,342 4,203
1626842.PS.FTS.B, 20.01%, 9/27/24 .... 6,387 6,180
1630381.PS.FTS.B, 20.8%, 9/27/24 ..... 7,852 7,598
1627679.PS.FTS.B, 11.7%, 9/28/24 ..... 4,281 4,215
1630936.PS.FTS.B, 12%, 9/28/24 ....... 7,197 7,088
1631188.PS.FTS.B, 13.36%, 9/28/24 .... 9,022 8,896
1638180.PS.FTS.B, 13.36%, 9/28/24 .... 12,889 12,708
1630918.PS.FTS.B, 13.8%, 9/28/24 ..... 6,881 6,786
1630933.PS.FTS.B, 13.81%, 9/28/24 .... 12,901 12,725
1630822.PS.FTS.B, 13.86%, 9/28/24 .... 13,763 13,479
1638321.PS.FTS.B, 13.9%, 9/28/24 ..... 9,463 9,334
1627928.PS.FTS.B, 14.7%, 9/28/24 ..... 4,990 4,823
1627706.PS.FTS.B, 15.1%, 9/28/24 ..... 1,725 1,691
1627796.PS.FTS.B, 15.4%, 9/28/24 ..... 8,630 8,462
1628048.PS.FTS.B, 15.4%, 9/28/24 ..... 6,227 6,052
1630837.PS.FTS.B, 15.4%, 9/28/24 ..... 4,315 4,231
1638096.PS.FTS.B, 16.1%, 9/28/24 ..... 4,321 4,240
1638108.PS.FTS.B, 16.5%, 9/28/24 ..... 8,854 8,708
1638183.PS.FTS.B, 17.71%, 9/28/24 .... 10,786 10,441
1638078.PS.FTS.B, 18.11%, 9/28/24 .... 10,413 10,233
1627961.PS.FTS.B, 19.3%, 9/28/24 ..... 1,740 1,715
1631467.PS.FTS.B, 20.46%, 9/28/24 .... 11,944 11,782
1638306.PS.FTS.B, 21.56%, 9/28/24 .... 4,998 4,837
1639245.PS.FTS.B, 11.6%, 9/29/24 ..... 4,826 4,680
1632058.PS.FTS.B, 12.9%, 9/29/24 ..... 4,721 4,572
1632904.PS.FTS.B, 12.3%, 9/30/24 ..... 4,286 4,153
1628921.PS.FTS.B, 13.7%, 9/30/24 ..... 17,197 16,659
1639584.PS.FTS.B, 14.49%, 9/30/24 .... 10,939 10,701
1639332.PS.FTS.B, 16.65%, 9/30/24 .... 1,550 1,479
1635648.PS.FTS.B, 17.54%, 9/30/24 .... 13,055 12,619

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1640037.PS.FTS.B, 14.85%, 10/01/24 ... $ 1,467 $ 1,451
1627514.PS.FTS.B, 13.5%, 10/02/24 .... 8,652 8,467
1642194.PS.FTS.B, 19.5%, 10/05/24 .... 16,108 15,400
1636828.PS.FTS.B, 16.1%, 10/07/24 .... 6,917 6,642
1635077.PS.FTS.B, 20.57%, 10/12/24 ... 13,088 12,561
1655337.PS.FTS.B, 12%, 10/27/24 ...... 7,055 6,850
1645220.PS.FTS.B, 13.5%, 10/27/24 .... 17,938 17,499
1655328.PS.FTS.B, 15.4%, 10/27/24 .... 2,660 2,574
1648597.PS.FTS.B, 15.5%, 10/27/24 .... 8,868 8,583
1648594.PS.FTS.B, 15.9%, 10/27/24 .... 6,228 6,047
1655466.PS.FTS.B, 17.8%, 10/27/24 .... 13,354 12,925
1648606.PS.FTS.B, 18.11%, 10/27/24 .... 2,672 2,586
1656180.PS.FTS.B, 10.8%, 10/28/24 .... 7,914 7,801
1656192.PS.FTS.B, 10.97%, 10/28/24 ... 4,387 4,314
1649488.PS.FTS.B, 11.7%, 10/28/24 .... 9,689 9,558
1646303.PS.FTS.B, 11.89%, 10/28/24 .... 13,217 13,039
1656015.PS.FTS.B, 12.3%, 10/28/24 .... 8,818 8,702
1649524.PS.FTS.B, 14.39%, 10/28/24 ... 1,770 1,737
1649797.PS.FTS.B, 17.05%, 10/28/24 ... 12,003 11,805
1649812.PS.FTS.B, 24.09%, 10/28/24 ... 1,799 1,782
1656462.PS.FTS.B, 27.62%, 10/28/24 ... 13,565 13,477
1647104.PS.FTS.B, 10.8%, 10/29/24 .... 4,395 4,268
1647374.PS.FTS.B, 13.13%, 10/29/24 ... 6,181 5,934
1650016.PS.FTS.B, 13.5%, 10/29/24 .... 17,673 16,965
1650667.PS.FTS.B, 15.2%, 10/29/24 .... 11,079 10,634
1657065.PS.FTS.B, 15.29%, 10/29/24 ... 8,864 8,508
1650442.PS.FTS.B, 16.57%, 10/29/24 ... 13,413 12,925
1656681.PS.FTS.B, 17%, 10/29/24 ...... 1,778 1,696
1650046.PS.FTS.B, 19.41%, 10/29/24 ... 20,425 19,483
1657236.PS.FTS.B, 22.6%, 10/29/24 .... 642 620
1657803.PS.FTS.B, 13.13%, 11/01/24 .... 9,272 8,908
1648730.PS.FTS.B, 17%, 11/02/24 ...... 10,668 10,196
1651990.PS.FTS.B, 18.41%, 11/02/24 .... 22,278 21,403
1651379.PS.FTS.B, 10.8%, 11/05/24 .... 14,069 13,682
1654657.PS.FTS.B, 12.3%, 11/05/24 .... 22,043 21,435
1661403.PS.FTS.B, 14.11%, 11/05/24 .... 22,114 21,502
1651385.PS.FTS.B, 14.6%, 11/05/24 .... 3,541 3,407
1664814.PS.FTS.B, 11.79%, 11/08/24 .... 2,945 2,868
1651904.PS.FTS.B, 13.81%, 11/08/24 .... 8,841 8,603
1651787.PS.FTS.B, 14.89%, 11/08/24 .... 9,105 5,020
1658215.PS.FTS.B, 16%, 11/08/24 ...... 7,723 7,442
1653476.PS.FTS.B, 10.8%, 11/09/24 .... 2,638 2,568
1665852.PS.FTS.B, 11.79%, 11/09/24 .... 10,571 10,290
1652624.PS.FTS.B, 12.3%, 11/09/24 .... 3,527 3,433
1653332.PS.FTS.B, 12.79%, 11/09/24 .... 17,650 17,180
1652882.PS.FTS.B, 13.4%, 11/09/24 .... 5,301 5,160
1652855.PS.FTS.B, 13.41%, 11/09/24 .... 8,924 8,635
1659070.PS.FTS.B, 13.7%, 11/09/24 .... 8,839 8,518
1659052.PS.FTS.B, 15.29%, 11/09/24 .... 3,546 3,417
1665843.PS.FTS.B, 15.29%, 11/09/24 .... 3,266 752
1653434.PS.FTS.B, 15.4%, 11/09/24 .... 2,350 2,270
1659220.PS.FTS.B, 16.6%, 11/09/24 .... 8,901 8,560
1652864.PS.FTS.B, 17%, 11/09/24 ...... 22,225 21,324
1659274.PS.FTS.B, 19.5%, 11/09/24 .... 12,498 11,989
1665651.PS.FTS.B, 19.6%, 11/09/24 .... 13,393 12,847
1652858.PS.FTS.B, 20.24%, 11/09/24 .... 2,681 2,572
1653791.PS.FTS.B, 10.6%, 11/10/24 .... 13,185 12,839
1666878.PS.FTS.B, 14.09%, 11/10/24 .... 4,423 4,264
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1654004.PS.FTS.B, 15.29%, 11/10/24 .... $ 4,432 $ 4,272
1654961.PS.FTS.B, 11.88%, 11/12/24 .... 13,216 12,875
1654955.PS.FTS.B, 15.5%, 11/12/24 .... 8,762 8,454
1660819.PS.FTS.B, 17%, 11/12/24 ...... 2,667 2,563
1661158.PS.FTS.B, 17%, 11/12/24 ...... 1,778 1,709
1654835.PS.FTS.B, 17.8%, 11/12/24 .... 13,353 7,836
1654616.PS.FTS.B, 18.6%, 11/12/24 .... 5,848 5,619
1667760.PS.FTS.B, 19.58%, 11/12/24 .... 6,696 6,434
1652873.PS.FTS.B, 19.6%, 11/14/24 .... 8,956 8,612
1662559.PS.FTS.B, 13.1%, 11/15/24 .... 8,830 8,530
1486265.PS.FTS.B, 19.99%, 11/16/24 .... 9,238 9,006
1658144.PS.FTS.B, 14.49%, 11/17/24 .... 26,555 26,163
1672080.PS.FTS.B, 18.41%, 11/19/24 .... 9,268 8,964
1665015.PS.FTS.B, 12.15%, 11/22/24 .... 23,532 5,439
1503354.PS.FTS.B, 20.74%, 11/24/24 .... 4,234 4,098
1680283.PS.FTS.B, 11.07%, 12/16/24 .... 4,069 3,981
1674119.PS.FTS.B, 11.6%, 12/16/24 ..... 9,050 8,853
1674128.PS.FTS.B, 12.3%, 12/16/24 .... 2,355 2,304
1687134.PS.FTS.B, 12.6%, 12/16/24 .... 6,344 6,154
1686729.PS.FTS.B, 13.36%, 12/16/24 ... 13,610 13,313
1679827.PS.FTS.B, 13.4%, 12/16/24 .... 5,444 5,325
1687119.PS.FTS.B, 13.5%, 12/16/24 .... 13,612 13,203
1680238.PS.FTS.B, 13.81%, 12/16/24 ... 22,697 22,202
1673705.PS.FTS.B, 16%, 12/16/24 ...... 9,107 8,832
1686747.PS.FTS.B, 16.5%, 12/16/24 .... 5,389 5,202
1686726.PS.FTS.B, 18.41%, 12/16/24 ... 22,842 22,150
1674134.PS.FTS.B, 19.5%, 12/16/24 .... 1,830 1,766
1680268.PS.FTS.B, 19.6%, 12/16/24 .... 9,151 8,833
1680277.PS.FTS.B, 19.6%, 12/16/24 .... 9,151 8,833
1680244.PS.FTS.B, 22.11%, 12/16/24 .... 4,536 4,369
1680457.PS.FTS.B, 13.1%, 12/17/24 .... 13,956 11,604
1674263.PS.FTS.B, 18.9%, 12/17/24 .... 1,829 1,766
1681039.PS.FTS.B, 14.49%, 12/20/24 ... 7,270 7,062
1675928.PS.FTS.B, 10.97%, 12/21/24 ... 9,042 8,857
1676546.PS.FTS.B, 11.79%, 12/21/24 .... 8,362 6,950
1689480.PS.FTS.B, 13.7%, 12/21/24 .... 6,354 6,175
1689501.PS.FTS.B, 15.9%, 12/21/24 .... 9,106 8,848
1676387.PS.FTS.B, 16.2%, 12/21/24 .... 9,109 8,818
1676435.PS.FTS.B, 16.93%, 12/21/24 ... 11,398 11,075
1674137.PS.FTS.B, 18.2%, 12/21/24 .... 1,832 1,776
1689111.PS.FTS.B, 23.4%, 12/21/24 ..... 6,437 6,222
1677272.PS.FTS.B, 11.6%, 12/22/24 .... 11,313 11,084
1676915.PS.FTS.B, 12.3%, 12/22/24 .... 9,059 8,876
1689882.PS.FTS.B, 15.29%, 12/22/24 ... 5,004 4,864
1683052.PS.FTS.B, 16.2%, 12/22/24 .... 1,822 1,765
1683121.PS.FTS.B, 16.8%, 12/22/24 .... 22,792 22,155
1689870.PS.FTS.B, 18.09%, 12/22/24 ... 5,480 5,307
1690275.PS.FTS.B, 21.5%, 12/22/24 .... 8,257 7,995
1683241.PS.FTS.B, 22.6%, 12/22/24 .... 3,675 3,554
1690668.PS.FTS.B, 25.4%, 12/23/24 .... 9,252 8,984
1678466.PS.FTS.B, 11.4%, 12/24/24 .... 7,238 7,095
1685272.PS.FTS.B, 16.7%, 12/28/24 .... 23,347 23,034
1681405.PS.FTS.B, 16.9%, 12/28/24 .... 14,063 13,940
1692336.PS.FTS.B, 21.8%, 12/28/24 .... 8,915 8,832
1686262.PS.FTS.B, 10.5%, 12/29/24 .... 14,381 14,060
1686151.PS.FTS.B, 14.6%, 12/29/24 .... 1,864 1,804
1679818.PS.FTS.B, 17.8%, 12/30/24 .... 15,062 14,692
1693752.PS.FTS.B, 23.9%, 12/30/24 .... 4,701 4,498

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1680806.PS.FTS.B, 24.4%, 12/30/24 .... $ 3,292 $ 3,150
1686607.PS.FTS.B, 26.09%, 12/30/24 ... 2,826 2,706
1694922.PS.FTS.B, 24.11%, 1/03/25 .... 2,821 2,704
1695360.PS.FTS.B, 13.3%, 1/04/25 ..... 4,653 4,554
1683092.PS.FTS.B, 24.4%, 1/04/25 ..... 4,703 4,511
1695489.PS.FTS.B, 25.4%, 1/04/25 ..... 8,944 8,578
1684433.PS.FTS.B, 24.4%, 1/06/25 ..... 4,600 4,416
1697064.PS.FTS.B, 24.4%, 1/06/25 ..... 1,857 1,784
1684775.PS.FTS.B, 24.11%, 1/07/25 .... 6,583 6,327
1687799.PS.FTS.B, 13.41%, 1/12/25 .... 13,959 13,583
1694614.PS.FTS.B, 11.4%, 1/13/25 ..... 3,715 3,645
1688987.PS.FTS.B, 12%, 1/13/25 ....... 8,363 8,205
1694584.PS.FTS.B, 12.2%, 1/13/25 ..... 18,589 18,237
1701780.PS.FTS.B, 12.3%, 1/13/25 ..... 13,943 13,679
1688552.PS.FTS.B, 13%, 1/13/25 ....... 13,460 13,206
1688762.PS.FTS.B, 13.1%, 1/13/25 ..... 10,699 10,496
1688570.PS.FTS.B, 13.87%, 1/13/25 .... 5,586 5,438
1701390.PS.FTS.B, 14.89%, 1/13/25 .... 7,456 7,258
1701399.PS.FTS.B, 16%, 1/13/25 ....... 6,532 6,357
1688558.PS.FTS.B, 16.43%, 1/13/25 .... 2,801 2,726
1701372.PS.FTS.B, 16.5%, 1/13/25 ..... 4,668 4,519
1701342.PS.FTS.B, 17.7%, 1/13/25 ..... 23,367 22,619
1694587.PS.FTS.B, 19.6%, 1/13/25 ..... 9,364 9,063
1701789.PS.FTS.B, 22.5%, 1/13/25 ..... 2,344 2,268
1694602.PS.FTS.B, 23.3%, 1/13/25 ..... 9,397 9,068
1701807.PS.FTS.B, 24.09%, 1/13/25 .... 1,881 1,815
1688981.PS.FTS.B, 24.5%, 1/13/25 ..... 12,230 11,800
1689359.PS.FTS.B, 12.3%, 1/14/25 ..... 4,648 4,561
1689362.PS.FTS.B, 13.77%, 1/14/25 .... 32,584 31,730
1689344.PS.FTS.B, 13.9%, 1/14/25 ..... 9,311 9,067
1695688.PS.FTS.B, 13.96%, 1/14/25 .... 6,053 5,939
1702149.PS.FTS.B, 15%, 1/14/25 ....... 9,322 9,076
1695340.PS.FTS.B, 15.7%, 1/14/25 ..... 9,328 9,083
1689338.PS.FTS.B, 16.02%, 1/14/25 .... 15,863 15,365
1689368.PS.FTS.B, 16.2%, 1/14/25 ..... 4,666 4,520
1695346.PS.FTS.B, 16.8%, 1/14/25 ..... 7,004 6,819
1695364.PS.FTS.B, 16.8%, 1/14/25 ..... 4,669 4,546
1695355.PS.FTS.B, 18.4%, 1/14/25 ..... 4,677 4,529
1689380.PS.FTS.B, 20.01%, 1/14/25 .... 4,268 4,135
1695982.PS.FTS.B, 25.4%, 1/14/25 ..... 7,061 6,817
1684772.PS.FTS.B, 24.4%, 1/15/25 ..... 4,741 4,586
1696479.PS.FTS.B, 25.4%, 1/16/25 ..... 7,072 6,830
1702809.PS.FTS.B, 14.89%, 1/18/25 .... 23,301 22,724
1690361.PS.FTS.B, 18.5%, 1/18/25 ..... 3,742 3,632
1696480.PS.FTS.B, 18.8%, 1/18/25 ..... 4,679 4,541
1697491.PS.FTS.B, 16.7%, 1/19/25 ..... 4,669 4,534
1692497.PS.FTS.B, 17.2%, 1/19/25 ..... 6,073 5,897
1704390.PS.FTS.B, 17.8%, 1/19/25 ..... 1,870 1,816
1705071.PS.FTS.B, 18.7%, 1/19/25 ..... 4,678 4,543
1692221.PS.FTS.B, 23%, 1/19/25 ....... 6,543 6,338
1691657.PS.FTS.B, 25.11%, 1/19/25 .... 4,670 4,523
1699183.PS.FTS.B, 13.05%, 1/20/25 .... 32,560 31,781
1706151.PS.FTS.B, 23.13%, 1/20/25 .... 2,537 2,464
1706328.PS.FTS.B, 24.4%, 1/21/25 ..... 5,643 5,474
1694027.PS.FTS.B, 13.42%, 1/24/25 .... 18,613 18,311
1700809.PS.FTS.B, 22.6%, 1/24/25 ..... 4,696 4,564
1696034.PS.FTS.B, 13.5%, 1/25/25 ..... 1,894 1,853
1709424.PS.FTS.B, 23.4%, 1/26/25 ..... 1,879 1,829
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1706926.PS.FTS.B, 19.8%, 2/01/25 ..... $ 5,745 $ 5,558
1714708.PS.FTS.B, 10.67%, 2/15/25 .... 13,326 13,139
1715170.PS.FTS.B, 10.8%, 2/15/25 ..... 2,856 2,816
1708031.PS.FTS.B, 12.9%, 2/15/25 ..... 7,340 7,236
1708067.PS.FTS.B, 13%, 2/15/25 ....... 9,534 9,398
1708037.PS.FTS.B, 13.36%, 2/15/25 .... 3,814 3,760
1715176.PS.FTS.B, 13.36%, 2/15/25 .... 1,907 1,880
1715161.PS.FTS.B, 14.11%, 2/15/25 .... 3,244 3,198
1708070.PS.FTS.B, 14.2%, 2/15/25 ..... 9,541 9,349
1708871.PS.FTS.B, 14.49%, 2/15/25 .... 9,543 9,351
1721013.PS.FTS.B, 14.6%, 2/15/25 ..... 11,346 11,119
1715155.PS.FTS.B, 14.63%, 2/15/25 .... 7,478 7,381
1708448.PS.FTS.B, 15.86%, 2/15/25 .... 14,327 14,037
1721421.PS.FTS.B, 16.3%, 2/15/25 ..... 17,796 17,495
1708463.PS.FTS.B, 16.39%, 2/15/25 .... 3,371 3,327
1715173.PS.FTS.B, 16.6%, 2/15/25 ..... 3,912 3,834
1721052.PS.FTS.B, 16.8%, 2/15/25 ..... 3,345 3,277
1714738.PS.FTS.B, 17.93%, 2/15/25 .... 1,955 1,659
1721427.PS.FTS.B, 17.96%, 2/15/25 .... 16,737 16,397
1715167.PS.FTS.B, 18.6%, 2/15/25 ..... 2,886 2,837
1708055.PS.FTS.B, 20.25%, 2/15/25 .... 22,891 22,421
1715152.PS.FTS.B, 21%, 2/15/25 ....... 9,582 9,320
1708457.PS.FTS.B, 22.6%, 2/15/25 ..... 6,234 6,063
1708904.PS.FTS.B, 23.4%, 2/15/25 ..... 4,798 4,665
1708478.PS.FTS.B, 24.34%, 2/15/25 .... 4,816 4,723
1708040.PS.FTS.B, 26.46%, 2/15/25 .... 3,845 3,738
1716160.PS.FTS.B, 11.55%, 2/16/25 .... 9,524 9,392
1715854.PS.FTS.B, 13.2%, 2/16/25 ..... 6,579 6,450
1716226.PS.FTS.B, 13.9%, 2/16/25 ..... 8,058 7,899
1722384.PS.FTS.B, 15.1%, 2/16/25 ..... 6,683 6,550
1709612.PS.FTS.B, 16.1%, 2/16/25 ..... 2,493 2,504
1722492.PS.FTS.B, 16.64%, 2/16/25 .... 9,556 9,366
1716088.PS.FTS.B, 17.8%, 2/16/25 ..... 4,782 4,665
1709597.PS.FTS.B, 18.5%, 2/16/25 ..... 5,740 5,600
1715845.PS.FTS.B, 19.83%, 2/16/25 .... 9,474 9,286
1722438.PS.FTS.B, 21.5%, 2/16/25 ..... 2,875 2,804
1709591.PS.FTS.B, 22.6%, 2/16/25 ..... 14,387 14,000
1710380.PS.FTS.B, 23.59%, 2/17/25 .... 3,194 3,108
1723260.PS.FTS.B, 25.11%, 2/17/25 .... 6,243 6,078
1717273.PS.FTS.B, 10.8%, 2/18/25 ..... 10,947 10,802
1723608.PS.FTS.B, 16.6%, 2/18/25 ..... 8,123 7,967
1723593.PS.FTS.B, 22.6%, 2/18/25 ..... 14,387 14,018
1723899.PS.FTS.B, 22.6%, 2/18/25 ..... 6,714 6,542
1724859.PS.FTS.B, 11.4%, 2/22/25 ..... 8,918 8,810
1724148.PS.FTS.B, 12.3%, 2/22/25 ..... 8,576 8,470
1718062.PS.FTS.B, 20.4%, 2/22/25 ..... 1,916 1,875
1713806.PS.FTS.B, 10.07%, 2/23/25 .... 38,059 37,770
1712954.PS.FTS.B, 12.4%, 2/23/25 ..... 3,812 3,766
1713725.PS.FTS.B, 13.9%, 2/23/25 ..... 8,564 8,418
1720977.PS.FTS.B, 14.56%, 2/28/25 .... 7,779 7,709
1708484.PS.FTS.B, 22.6%, 2/28/25 ..... 3,915 3,840
1740433.PS.FTS.B, 8.6%, 3/23/25 ...... 2,927 2,926
1748893.PS.FTS.B, 21.5%, 4/05/25 ..... 3,000 2,963
1683602.PS.FTS.B, 23.4%, 7/05/25 ..... 2,000 1,969
1489833.PS.FTS.B, 16.99%, 11/30/25 .... 8,088 7,761
1485878.PS.FTS.B, 11.99%, 12/17/25 .... 12,615 12,428
1592846.PS.FTS.B, 15.9%, 7/23/26 ..... 7,165 6,870
1599437.PS.FTS.B, 16.5%, 8/05/26 ..... 31,813 30,302

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1599440.PS.FTS.B, 26.4%, 8/05/26 ..... $ 1,858 $ 1,768
1599782.PS.FTS.B, 29.08%, 8/05/26 .... 3,736 3,552
1603753.PS.FTS.B, 13.4%, 8/06/26 ..... 2,983 2,953
1600460.PS.FTS.B, 15.2%, 8/06/26 ..... 13,590 12,950
1603750.PS.FTS.B, 15.9%, 8/06/26 ..... 7,261 6,919
1600466.PS.FTS.B, 18.73%, 8/06/26 .... 13,707 13,059
1603759.PS.FTS.B, 20.59%, 8/06/26 .... 9,178 8,676
1601273.PS.FTS.B, 12.6%, 8/09/26 ..... 13,499 13,054
1604551.PS.FTS.B, 13.74%, 8/09/26 .... 22,649 22,222
1611384.PS.FTS.B, 13.88%, 8/09/26 .... 9,029 8,732
1601390.PS.FTS.B, 13.9%, 8/09/26 ..... 13,545 13,098
1604293.PS.FTS.B, 17.7%, 8/09/26 ..... 4,102 3,886
1611387.PS.FTS.B, 19.33%, 8/09/26 .... 8,236 7,800
1601075.PS.FTS.B, 20.59%, 8/09/26 .... 17,437 16,511
1611390.PS.FTS.B, 22.8%, 8/09/26 ..... 1,845 1,760
1611810.PS.FTS.B, 13%, 8/10/26 ....... 2,252 2,179
1601678.PS.FTS.B, 13.4%, 8/10/26 ..... 7,214 6,978
1606042.PS.FTS.B, 14.74%, 8/10/26 .... 14,490 14,047
1611513.PS.FTS.B, 15.68%, 8/10/26 .... 18,142 17,547
1602428.PS.FTS.B, 18.2%, 8/10/26 ..... 787 755
1601984.PS.FTS.B, 18.3%, 8/10/26 ..... 7,303 6,921
1601978.PS.FTS.B, 19.33%, 8/10/26 .... 10,524 9,972
1611807.PS.FTS.B, 19.33%, 8/10/26 .... 13,727 13,006
1612131.PS.FTS.B, 19.48%, 8/10/26 .... 6,866 6,505
1602347.PS.FTS.B, 20.3%, 8/10/26 ..... 1,834 1,738
1612149.PS.FTS.B, 20.7%, 8/10/26 ..... 5,508 5,218
1612140.PS.FTS.B, 23.74%, 8/10/26 .... 6,007 5,688
1605592.PS.FTS.B, 24%, 8/10/26 ....... 1,865 1,778
1605754.PS.FTS.B, 28.4%, 8/10/26 ..... 4,664 4,449
1606183.PS.FTS.B, 12.6%, 8/11/26 ..... 13,499 13,060
1606453.PS.FTS.B, 14.89%, 8/11/26 .... 7,695 7,346
1612809.PS.FTS.B, 24%, 8/11/26 ....... 5,548 5,300
1606945.PS.FTS.B, 12.5%, 8/12/26 ..... 7,197 6,965
1607296.PS.FTS.B, 13.3%, 8/12/26 ..... 5,409 5,235
1606891.PS.FTS.B, 16.3%, 8/12/26 ..... 7,237 6,911
1603532.PS.FTS.B, 20.5%, 8/12/26 ..... 9,634 9,137
1607350.PS.FTS.B, 25.4%, 8/12/26 ..... 1,896 513
1604576.PS.FTS.B, 18.3%, 8/13/26 ..... 9,129 8,665
1604174.PS.FTS.B, 20.23%, 8/13/26 .... 10,102 9,592
1602449.PS.FTS.B, 25%, 8/15/26 ....... 1,821 1,736
1611798.PS.FTS.B, 25.74%, 8/15/26 .... 9,316 8,879
1601684.PS.FTS.B, 15.37%, 8/16/26 .... 8,179 7,929
1604651.PS.FTS.B, 17.83%, 8/16/26 .... 31,971 30,606
1609519.PS.FTS.B, 15%, 8/17/26 ....... 7,244 6,931
1611322.PS.FTS.B, 12.5%, 8/19/26 ..... 31,489 30,523
1618161.PS.FTS.B, 12.5%, 8/19/26 ..... 13,495 13,081
1618149.PS.FTS.B, 13.7%, 8/19/26 ..... 9,928 9,623
1618137.PS.FTS.B, 16.18%, 8/19/26 .... 20,889 19,999
1600493.PS.FTS.B, 14.09%, 8/20/26 .... 7,001 6,785
1611805.PS.FTS.B, 16.18%, 8/20/26 .... 26,792 25,660
1611804.PS.FTS.B, 18%, 8/22/26 ....... 22,943 21,757
1619901.PS.FTS.B, 13.5%, 8/24/26 ..... 10,825 10,504
1610300.PS.FTS.B, 16.2%, 8/24/26 ..... 16,978 3,969
1620930.PS.FTS.B, 15.8%, 8/25/26 ..... 9,074 8,706
1615105.PS.FTS.B, 12.7%, 8/26/26 ..... 17,103 16,605
1621938.PS.FTS.B, 14.39%, 8/26/26 .... 7,233 7,022
1615738.PS.FTS.B, 13.3%, 8/27/26 ..... 3,657 3,551
1615762.PS.FTS.B, 14.39%, 8/27/26 .... 1,022 1,026
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1612100.PS.FTS.B, 16.3%, 8/27/26 ..... $ 9,202 $ 8,836
1615246.PS.FTS.B, 16.64%, 8/27/26 .... 11,051 10,610
1615636.PS.FTS.B, 12.5%, 8/30/26 ..... 13,702 13,366
1612853.PS.FTS.B, 13%, 8/30/26 ....... 36,541 35,340
1623183.PS.FTS.B, 25.2%, 8/30/26 ..... 9,462 5,825
1617610.PS.FTS.B, 15.29%, 9/11/26 .... 12,458 11,905
1622321.PS.FTS.B, 19.23%, 9/17/26 .... 2,777 2,644
1634619.PS.FTS.B, 19%, 9/21/26 ....... 9,253 8,827
1635069.PS.FTS.B, 12.7%, 9/22/26 ..... 9,807 9,536
1624628.PS.FTS.B, 12.9%, 9/22/26 ..... 22,832 22,192
1624619.PS.FTS.B, 15.1%, 9/22/26 ..... 9,178 8,815
1625300.PS.FTS.B, 11.79%, 9/23/26 .... 6,377 6,199
1625246.PS.FTS.B, 12.5%, 9/23/26 ..... 8,668 8,427
1636737.PS.FTS.B, 11.61%, 9/24/26 .... 12,929 12,569
1626002.PS.FTS.B, 11.7%, 9/24/26 ..... 22,769 22,141
1630114.PS.FTS.B, 11.7%, 9/24/26 ...... 8,197 7,971
1629364.PS.FTS.B, 12.3%, 9/24/26 ..... 10,944 10,642
1630111.PS.FTS.B, 13.03%, 9/24/26 ..... 15,074 14,658
1629628.PS.FTS.B, 14.31%, 9/24/26 .... 10,994 10,568
1625705.PS.FTS.B, 16.33%, 9/24/26 .... 16,906 16,250
1637205.PS.FTS.B, 11.7%, 9/27/26 ..... 9,698 9,438
1630660.PS.FTS.B, 11.79%, 9/27/26 .... 6,477 6,303
1637199.PS.FTS.B, 12.4%, 9/27/26 ..... 14,799 14,401
1637220.PS.FTS.B, 13.1%, 9/27/26 ..... 98 98
1637250.PS.FTS.B, 13.4%, 9/27/26 ..... 6,487 6,312
1626827.PS.FTS.B, 14.2%, 9/27/26 ..... 25,060 24,115
1626860.PS.FTS.B, 15%, 9/27/26 ....... 6,042 5,814
1631629.PS.FTS.B, 11.7%, 9/28/26 ..... 4,618 4,543
1631647.PS.FTS.B, 12.7%, 9/28/26 ..... 13,777 13,565
1638105.PS.FTS.B, 13.4%, 9/28/26 ..... 6,024 5,934
1627703.PS.FTS.B, 13.41%, 9/28/26 .... 5,561 5,419
1628072.PS.FTS.B, 14.53%, 9/28/26 .... 18,667 18,405
1627559.PS.FTS.B, 14.89%, 9/28/26 .... 15,799 15,415
1627979.PS.FTS.B, 15.29%, 9/28/26 .... 32,551 31,771
1638453.PS.FTS.B, 16.1%, 9/28/26 ..... 13,971 13,645
1631731.PS.FTS.B, 16.8%, 9/28/26 ..... 13,989 13,670
1631752.PS.FTS.B, 17.84%, 9/28/26 .... 18,686 18,031
1631380.PS.FTS.B, 18.13%, 9/28/26 .... 32,717 32,007
1639041.PS.FTS.B, 11.7%, 9/29/26 ..... 13,855 13,430
1630402.PS.FTS.B, 12.62%, 9/30/26 .... 9,253 9,025
1628359.PS.FTS.B, 13.88%, 9/30/26 .... 207 207
1626833.PS.FTS.B, 14.7%, 10/01/26 .... 13,966 13,524
1469063.PS.FTS.B, 19.24%, 10/12/26 ... 10,673 10,447
1646769.PS.FTS.B, 11.79%, 10/13/26 .... 12,014 11,683
1636743.PS.FTS.B, 12.62%, 10/17/26 ... 7,572 7,390
1648282.PS.FTS.B, 14%, 10/26/26 ...... 13,922 13,431
1648288.PS.FTS.B, 14.96%, 10/26/26 ... 11,623 11,213
1654998.PS.FTS.B, 18.33%, 10/26/26 ... 4,131 4,053
1645235.PS.FTS.B, 9.81%, 10/27/26 .... 5,595 5,458
1645223.PS.FTS.B, 10.5%, 10/27/26 .... 8,414 8,208
1648600.PS.FTS.B, 10.5%, 10/27/26 .... 3,796 3,726
1645646.PS.FTS.B, 10.8%, 10/27/26 .... 14,030 13,688
1648582.PS.FTS.B, 10.9%, 10/27/26 .... 9,355 9,127
1645232.PS.FTS.B, 11.2%, 10/27/26 .... 10,983 10,718
1645661.PS.FTS.B, 11.7%, 10/27/26 .... 3,734 3,643
1645649.PS.FTS.B, 12.7%, 10/27/26 .... 6,568 6,407
1645652.PS.FTS.B, 12.7%, 10/27/26 .... 6,099 5,950
1655325.PS.FTS.B, 13.08%, 10/27/26 ... 19,059 18,593

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1645655.PS.FTS.B, 13.95%, 10/27/26 ... $ 5,641 $ 5,444
1648945.PS.FTS.B, 14.29%, 10/27/26 ... 32,924 31,774
1648588.PS.FTS.B, 14.39%, 10/27/26 ... 14,112 13,619
1648621.PS.FTS.B, 15.29%, 10/27/26 ... 32,975 31,822
1648591.PS.FTS.B, 17%, 10/27/26 ...... 7,422 7,260
1648990.PS.FTS.B, 18.33%, 10/27/26 ... 16,089 15,428
1645229.PS.FTS.B, 18.78%, 10/27/26 ... 14,206 13,622
1655580.PS.FTS.B, 21%, 10/27/26 ...... 13,300 12,831
1655331.PS.FTS.B, 28%, 10/27/26 ...... 14,376 13,858
1646309.PS.FTS.B, 9.62%, 10/28/26 .... 14,493 14,266
1649515.PS.FTS.B, 10.5%, 10/28/26 .... 18,698 18,418
1649809.PS.FTS.B, 11.1%, 10/28/26 .... 5,615 5,534
1649800.PS.FTS.B, 12%, 10/28/26 ...... 4,862 4,906
1656018.PS.FTS.B, 13.5%, 10/28/26 .... 4,698 4,591
1649791.PS.FTS.B, 15.1%, 10/28/26 .... 23,547 23,044
1646312.PS.FTS.B, 15.29%, 10/28/26 ... 8,479 8,300
1646066.PS.FTS.B, 16.18%, 10/28/26 ... 14,151 13,861
1645916.PS.FTS.B, 16.3%, 10/28/26 .... 7,077 6,892
1649512.PS.FTS.B, 17.23%, 10/28/26 ... 28,347 27,791
1646072.PS.FTS.B, 28.23%, 10/28/26 ... 11,431 11,363
1650307.PS.FTS.B, 10.08%, 10/29/26 ... 12,145 11,807
1646960.PS.FTS.B, 10.5%, 10/29/26 .... 19,165 18,632
1647161.PS.FTS.B, 10.5%, 10/29/26 .... 6,544 6,362
1657278.PS.FTS.B, 10.5%, 10/29/26 .... 7,393 7,189
1650655.PS.FTS.B, 10.71%, 10/29/26 ... 7,934 7,739
1656909.PS.FTS.B, 11.1%, 10/29/26 .... 4,679 4,549
1646819.PS.FTS.B, 11.2%, 10/29/26 .... 3,744 3,640
1650901.PS.FTS.B, 11.2%, 10/29/26 .... 14,529 14,174
1650895.PS.FTS.B, 11.89%, 10/29/26 .... 9,370 9,110
1650547.PS.FTS.B, 13.7%, 10/29/26 .... 10,994 10,546
1650847.PS.FTS.B, 13.93%, 10/29/26 ... 7,521 7,312
1647071.PS.FTS.B, 14.38%, 10/29/26 ... 18,816 18,292
1650433.PS.FTS.B, 14.7%, 10/29/26 .... 3,765 3,611
1650865.PS.FTS.B, 15.18%, 10/29/26 ... 9,420 9,157
1646828.PS.FTS.B, 15.29%, 10/29/26 ... 19,785 18,972
1650898.PS.FTS.B, 17.5%, 10/29/26 .... 9,453 8,960
1647101.PS.FTS.B, 18.48%, 10/29/26 ... 24,751 24,751
1656939.PS.FTS.B, 25.9%, 10/29/26 .... 9,577 9,107
1656183.PS.FTS.B, 14.38%, 10/31/26 ... 7,065 6,936
1655343.PS.FTS.B, 16.65%, 10/31/26 ... 12,664 12,180
1647098.PS.FTS.B, 11.55%, 11/01/26 .... 28,075 27,295
1649806.PS.FTS.B, 12.33%, 11/01/26 .... 14,085 13,707
1651774.PS.FTS.B, 11.89%, 11/02/26 .... 7,965 7,748
1651795.PS.FTS.B, 16%, 11/02/26 ...... 5,659 5,373
1648496.PS.FTS.B, 19%, 11/02/26 ...... 4,736 4,496
1648793.PS.FTS.B, 26.43%, 11/02/26 .... 9,565 9,088
1646054.PS.FTS.B, 15.1%, 11/03/26 .... 3,250 3,137
1650023.PS.FTS.B, 14.79%, 11/04/26 .... 10,355 10,236
1661388.PS.FTS.B, 11.55%, 11/05/26 .... 3,746 3,647
1654720.PS.FTS.B, 13.3%, 11/05/26 .... 11,856 576
1650968.PS.FTS.B, 16.33%, 11/05/26 .... 16,985 16,320
1654735.PS.FTS.B, 18.25%, 11/05/26 .... 23,657 22,493
1654723.PS.FTS.B, 18.6%, 11/05/26 .... 8,047 7,651
1651754.PS.FTS.B, 10.5%, 11/08/26 .... 18,697 18,214
1658080.PS.FTS.B, 14.63%, 11/08/26 .... 14,117 13,581
1651784.PS.FTS.B, 16.18%, 11/08/26 .... 23,584 22,686
1658086.PS.FTS.B, 16.33%, 11/08/26 .... 11,323 10,892
1664766.PS.FTS.B, 18.33%, 11/08/26 .... 23,659 22,532
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1652300.PS.FTS.B, 21.18%, 11/08/26 .... $ 13,671 $ 13,014
1666515.PS.FTS.B, 11.2%, 11/09/26 ..... 22,463 21,887
1665864.PS.FTS.B, 11.97%, 11/09/26 .... 7,966 7,761
1666449.PS.FTS.B, 14.6%, 11/09/26 .... 10,823 10,415
1658839.PS.FTS.B, 14.68%, 11/09/26 .... 14,118 13,755
1658842.PS.FTS.B, 17%, 11/09/26 ...... 11,807 11,252
1653086.PS.FTS.B, 18.2%, 11/09/26 .... 11,827 11,270
1665846.PS.FTS.B, 18.25%, 11/09/26 .... 17,400 16,576
1659079.PS.FTS.B, 19%, 11/09/26 ...... 5,684 5,415
1658812.PS.FTS.B, 21.9%, 11/09/26 .... 2,853 2,725
1665660.PS.FTS.B, 27.4%, 11/09/26 .... 6,703 6,397
1654196.PS.FTS.B, 11.6%, 11/10/26 ..... 18,732 18,255
1667148.PS.FTS.B, 11.6%, 11/10/26 ..... 8,429 8,215
1654037.PS.FTS.B, 12.32%, 11/10/26 .... 32,819 31,983
1660714.PS.FTS.B, 13.6%, 11/10/26 .... 9,396 9,046
1651394.PS.FTS.B, 15.29%, 11/10/26 .... 18,883 18,228
1660333.PS.FTS.B, 21.18%, 11/10/26 .... 3,801 3,622
1654187.PS.FTS.B, 22.5%, 11/10/26 .... 14,381 13,783
1655069.PS.FTS.B, 11.6%, 11/12/26 ..... 2,359 2,359
1667997.PS.FTS.B, 11.79%, 11/12/26 .... 8,432 8,221
1655114.PS.FTS.B, 12.32%, 11/12/26 .... 11,252 10,971
1660804.PS.FTS.B, 14.68%, 11/12/26 .... 32,943 32,116
1667757.PS.FTS.B, 18.25%, 11/12/26 .... 12,301 11,740
1667178.PS.FTS.B, 13.3%, 11/15/26 .... 9,410 9,101
1661914.PS.FTS.B, 13.5%, 11/15/26 .... 23,487 22,652
1661875.PS.FTS.B, 18.33%, 11/15/26 .... 14,196 13,570
1661797.PS.FTS.B, 21%, 11/15/26 ...... 1,900 1,822
1669413.PS.FTS.B, 24.09%, 11/15/26 .... 8,584 8,227
1657538.PS.FTS.B, 21.3%, 11/16/26 .... 1,901 1,824
1658339.PS.FTS.B, 16%, 11/17/26 ...... 7,073 6,770
1656447.PS.FTS.B, 14.38%, 11/27/26 .... 20,925 20,542
1664327.PS.FTS.B, 13.5%, 11/30/26 .... 3,806 3,668
1679830.PS.FTS.B, 10.5%, 12/16/26 .... 13,274 12,999
1687146.PS.FTS.B, 11.43%, 12/16/26 .... 11,392 11,156
1686741.PS.FTS.B, 11.79%, 12/16/26 .... 12,327 12,071
1679842.PS.FTS.B, 11.89%, 12/16/26 .... 4,750 4,651
1687128.PS.FTS.B, 12.3%, 12/16/26 .... 9,505 9,307
1674095.PS.FTS.B, 12.5%, 12/16/26 .... 21,764 21,313
1679815.PS.FTS.B, 12.5%, 12/16/26 .... 20,915 20,481
1680286.PS.FTS.B, 12.5%, 12/16/26 .... 9,507 9,309
1673711.PS.FTS.B, 12.6%, 12/16/26 .... 4,279 4,190
1687125.PS.FTS.B, 13.4%, 12/16/26 .... 9,518 9,320
1674104.PS.FTS.B, 13.77%, 12/16/26 ... 16,188 15,689
1680241.PS.FTS.B, 14.38%, 12/16/26 ... 23,835 23,430
1680235.PS.FTS.B, 14.41%, 12/16/26 ... 33,356 32,661
1674101.PS.FTS.B, 14.53%, 12/16/26 ... 17,050 16,696
1673708.PS.FTS.B, 14.7%, 12/16/26 .... 8,580 8,316
1674110.PS.FTS.B, 14.7%, 12/16/26 .... 33,368 32,338
1687113.PS.FTS.B, 15.18%, 12/16/26 .... 15,740 15,254
1680250.PS.FTS.B, 15.84%, 12/16/26 ... 2,244 2,176
1673690.PS.FTS.B, 16.1%, 12/16/26 .... 33,425 32,393
1687140.PS.FTS.B, 16.7%, 12/16/26 .... 14,336 13,776
1679824.PS.FTS.B, 18.2%, 12/16/26 .... 9,470 9,097
1680301.PS.FTS.B, 18.5%, 12/16/26 .... 4,789 4,601
1674146.PS.FTS.B, 18.78%, 12/16/26 ... 9,580 9,205
1674113.PS.FTS.B, 24%, 12/16/26 ...... 9,634 9,269
1673699.PS.FTS.B, 26.43%, 12/16/26 ... 14,486 13,934
1687137.PS.FTS.B, 28.08%, 12/16/26 ... 14,551 14,060

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1687227.PS.FTS.B, 14.29%, 12/17/26 ... $ 19,058 $ 18,476
1674257.PS.FTS.B, 14.6%, 12/17/26 .... 26,601 26,154
1680406.PS.FTS.B, 18.33%, 12/17/26 ... 23,938 23,014
1675265.PS.FTS.B, 10.5%, 12/20/26 .... 21,807 21,374
1681297.PS.FTS.B, 13.3%, 12/20/26 .... 27,504 26,956
1681006.PS.FTS.B, 15.29%, 12/20/26 ... 21,944 21,296
1675340.PS.FTS.B, 16%, 12/20/26 ...... 12,891 12,415
1688076.PS.FTS.B, 16.4%, 12/20/26 .... 14,330 13,907
1682455.PS.FTS.B, 11.43%, 12/21/26 .... 28,481 27,921
1688964.PS.FTS.B, 13.93%, 12/21/26 ... 14,287 14,005
1689036.PS.FTS.B, 14.6%, 12/21/26 .... 19,065 18,510
1689054.PS.FTS.B, 14.89%, 12/21/26 ... 14,304 13,887
1676534.PS.FTS.B, 15.29%, 12/21/26 ... 14,311 13,894
1676819.PS.FTS.B, 14.68%, 12/22/26 ... 30,507 29,913
1690116.PS.FTS.B, 23.11%, 12/22/26 .... 14,438 13,946
1677269.PS.FTS.B, 25.9%, 12/22/26 .... 5,792 5,593
1683589.PS.FTS.B, 10.5%, 12/23/26 .... 11,378 11,160
1690638.PS.FTS.B, 11.1%, 12/23/26 .... 9,015 8,842
1686133.PS.FTS.B, 10.44%, 12/29/26 ... 11,519 11,280
1680116.PS.FTS.B, 14%, 12/29/26 ...... 26,037 25,218
1674290.PS.FTS.B, 21.09%, 12/31/26 ... 8,224 7,955
1686735.PS.FTS.B, 25.27%, 12/31/26 ... 14,756 14,477
1675466.PS.FTS.B, 19%, 1/01/27 ....... 7,799 7,610
1694608.PS.FTS.B, 10.62%, 1/13/27 .... 9,395 9,232
1701387.PS.FTS.B, 11.1%, 1/13/27 ..... 7,693 7,557
1688549.PS.FTS.B, 11.55%, 1/13/27 .... 14,431 14,175
1694572.PS.FTS.B, 11.6%, 1/13/27 ..... 20,974 20,602
1695022.PS.FTS.B, 11.7%, 1/13/27 ..... 14,331 14,079
1701393.PS.FTS.B, 11.7%, 1/13/27 ..... 6,735 6,616
1688996.PS.FTS.B, 11.79%, 1/13/27 .... 23,576 23,158
1688534.PS.FTS.B, 12.9%, 1/13/27 ..... 24,083 23,655
1695028.PS.FTS.B, 14.49%, 1/13/27 .... 21,514 20,940
1694605.PS.FTS.B, 15.2%, 1/13/27 ..... 2,027 1,973
1695031.PS.FTS.B, 15.5%, 1/13/27 ..... 9,656 9,398
1701783.PS.FTS.B, 15.5%, 1/13/27 ..... 14,484 14,097
1688990.PS.FTS.B, 17.82%, 1/13/27 .... 29,027 28,249
1694623.PS.FTS.B, 18.5%, 1/13/27 ..... 6,777 6,541
1701354.PS.FTS.B, 19.3%, 1/13/27 ..... 18,504 17,859
1701375.PS.FTS.B, 21.69%, 1/13/27 .... 9,699 9,361
1694593.PS.FTS.B, 23.4%, 1/13/27 ..... 9,719 9,379
1701396.PS.FTS.B, 27.4%, 1/13/27 ..... 4,873 4,701
1702062.PS.FTS.B, 11.79%, 1/14/27 .... 8,661 8,509
1689674.PS.FTS.B, 12.4%, 1/14/27 ..... 9,629 9,460
1702152.PS.FTS.B, 12.87%, 1/14/27 .... 5,780 5,678
1695343.PS.FTS.B, 12.9%, 1/14/27 ..... 5,202 5,111
1702167.PS.FTS.B, 13.1%, 1/14/27 ..... 7,130 7,005
1702287.PS.FTS.B, 15.29%, 1/14/27 .... 9,654 9,400
1689365.PS.FTS.B, 15.8%, 1/14/27 ..... 19,318 18,808
1702137.PS.FTS.B, 16.2%, 1/14/27 ..... 6,280 6,115
1702173.PS.FTS.B, 16.33%, 1/14/27 .... 5,900 5,761
1689356.PS.FTS.B, 17.1%, 1/14/27 ..... 9,670 9,339
1702161.PS.FTS.B, 18.13%, 1/14/27 .... 3,871 3,769
1689329.PS.FTS.B, 18.4%, 1/14/27 ..... 9,487 9,162
1689347.PS.FTS.B, 19%, 1/14/27 ....... 7,748 7,482
1695361.PS.FTS.B, 26.13%, 1/14/27 .... 14,607 14,101
1690325.PS.FTS.B, 16.28%, 1/18/27 .... 5,798 5,653
1690286.PS.FTS.B, 18.4%, 1/18/27 ..... 22,749 22,016
1703139.PS.FTS.B, 25.9%, 1/18/27 ..... 1,947 1,885
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1704984.PS.FTS.B, 10.29%, 1/19/27 .... $ 12,491 $ 12,287
1704465.PS.FTS.B, 10.5%, 1/19/27 ..... 17,299 17,016
1692188.PS.FTS.B, 11.2%, 1/19/27 ..... 23,942 23,551
1698220.PS.FTS.B, 11.5%, 1/19/27 ..... 14,430 14,194
1691687.PS.FTS.B, 12.7%, 1/19/27 ..... 28,894 28,419
1698373.PS.FTS.B, 13.23%, 1/19/27 .... 20,236 19,739
1692305.PS.FTS.B, 15.1%, 1/19/27 ..... 14,479 14,123
1692281.PS.FTS.B, 16.5%, 1/19/27 ..... 33,827 32,992
1691828.PS.FTS.B, 18.6%, 1/19/27 ..... 1,936 1,875
1704129.PS.FTS.B, 21.18%, 1/19/27 .... 9,754 9,514
1692593.PS.FTS.B, 10.5%, 1/20/27 ..... 19,221 18,911
1698709.PS.FTS.B, 15.2%, 1/20/27 ..... 14,480 14,129
1698673.PS.FTS.B, 16.61%, 1/20/27 .... 19,384 19,031
1700548.PS.FTS.B, 25.9%, 1/24/27 ..... 5,355 5,203
1695725.PS.FTS.B, 16.1%, 1/25/27 ..... 21,931 21,305
1721436.PS.FTS.B, 9.45%, 2/15/27 ..... 550 553
1708451.PS.FTS.B, 10.26%, 2/15/27 .... 11,120 10,984
1715146.PS.FTS.B, 10.5%, 2/15/27 ..... 24,347 24,029
1715164.PS.FTS.B, 11.1%, 2/15/27 ..... 5,358 5,288
1708079.PS.FTS.B, 11.6%, 2/15/27 ..... 9,745 9,618
1721439.PS.FTS.B, 12%, 2/15/27 ....... 2,924 2,886
1721037.PS.FTS.B, 12.24%, 2/15/27 .... 10,237 10,035
1715149.PS.FTS.B, 12.62%, 2/15/27 .... 24,379 24,058
1721433.PS.FTS.B, 12.62%, 2/15/27 .... 14,627 14,435
1708454.PS.FTS.B, 12.7%, 2/15/27 ..... 19,504 19,247
1708763.PS.FTS.B, 15.62%, 2/15/27 .... 22,468 22,020
1715143.PS.FTS.B, 16.33%, 2/15/27 .... 19,545 19,155
1721913.PS.FTS.B, 16.8%, 2/15/27 ..... 34,212 33,528
1708907.PS.FTS.B, 18.13%, 2/15/27 .... 14,673 14,379
1708901.PS.FTS.B, 18.33%, 2/15/27 .... 19,566 19,050
1720974.PS.FTS.B, 18.4%, 2/15/27 ..... 19,078 18,574
1708466.PS.FTS.B, 18.6%, 2/15/27 ..... 6,360 6,192
1708103.PS.FTS.B, 18.78%, 2/15/27 .... 2,544 2,501
1721424.PS.FTS.B, 21%, 2/15/27 ....... 8,327 8,102
1721007.PS.FTS.B, 22%, 2/15/27 ....... 11,761 11,443
1708913.PS.FTS.B, 25.2%, 2/15/27 ..... 11,677 11,352
1715353.PS.FTS.B, 25.9%, 2/15/27 ..... 1,964 1,910
1721430.PS.FTS.B, 26.43%, 2/15/27 .... 9,821 9,551
1709507.PS.FTS.B, 13.5%, 2/16/27 ..... 7,805 7,653
1709207.PS.FTS.B, 16%, 2/16/27 ....... 10,748 10,472
1722171.PS.FTS.B, 18.78%, 2/16/27 .... 7,339 7,149
1709498.PS.FTS.B, 25.9%, 2/16/27 ..... 9,819 9,555
1722801.PS.FTS.B, 23.31%, 2/17/27 .... 4,413 4,299
1718479.PS.FTS.B, 11.1%, 2/22/27 ..... 8,768 8,667
1724556.PS.FTS.B, 17.38%, 2/22/27 .... 6,316 6,172
1726185.PS.FTS.B, 10.5%, 2/23/27 ..... 14,608 14,443
1719415.PS.FTS.B, 10.8%, 2/23/27 ..... 11,591 11,460
1719667.PS.FTS.B, 12.5%, 2/23/27 ..... 14,626 14,460
1739157.PS.FTS.B, 11.5%, 3/16/27 ..... 39,511 39,407
1749003.PS.FTS.B, 19.3%, 3/31/27 ..... 7,000 6,898
1749006.PS.FTS.B, 19.53%, 3/31/27 .... 11,000 10,840
1749429.PS.FTS.B, 25.9%, 3/31/27 ..... 6,000 5,894
1613553.PS.FTS.B, 19.78%, 6/15/27 .... 11,953 5,488
7,005,312
Upgrade, Inc.
24177030.UG.FTS.B, 30.51%, 11/05/22 .. 271 278
24195036.UG.FTS.B, 25.26%, 11/06/22 .. 1,620 236

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. (continued)
24198170.UG.FTS.B, 23.3%, 11/07/22 ... $ 2,457 $ 2,476
24230934.UG.FTS.B, 24.29%, 11/07/22 .. 1,273 1,285
24181857.UG.FTS.B, 24.29%, 11/08/22 .. 1,784 1,795
24265315.UG.FTS.B, 25.26%, 11/08/22 .. 772 780
24375634.UG.FTS.B, 25.26%, 11/12/22 .. 1,955 1,980
24384208.UG.FTS.B, 24.29%, 11/14/22 .. 2,548 2,579
24408286.UG.FTS.B, 24.99%, 11/14/22 .. 1,282 1,299
24186022.UG.FTS.B, 25.26%, 11/14/22 .. 6,010 5,637
24307805.UG.FTS.B, 30.51%, 11/14/22 .. 953 979
24197514.UG.FTS.B, 24.99%, 11/15/22 .. 1,282 1,300
24217501.UG.FTS.B, 25.26%, 11/15/22 .. 1,946 1,966
24408986.UG.FTS.B, 25.26%, 11/16/22 .. 2,586 2,614
24362451.UG.FTS.B, 25.26%, 11/18/22 .. 1,255 1,274
24551925.UG.FTS.B, 27.21%, 11/18/22 .. 1,573 1,609
24508053.UG.FTS.B, 22.34%, 11/20/22 .. 8,758 1,389
24598646.UG.FTS.B, 25.26%, 11/20/22 .. 1,081 1,095
24627227.UG.FTS.B, 23.3%, 11/21/22 ... 4,613 4,648
24514267.UG.FTS.B, 25.26%, 11/21/22 .. 1,600 1,624
24569500.UG.FTS.B, 25.26%, 11/21/22 .. 5,144 5,227
24633524.UG.FTS.B, 25.26%, 11/21/22 .. 772 784
24408037.UG.FTS.B, 30.51%, 11/21/22 .. 1,232 1,271
24545726.UG.FTS.B, 24.99%, 11/23/22 .. 6,922 1,053
24706329.UG.FTS.B, 25.26%, 11/25/22 .. 424 426
24759733.UG.FTS.B, 22.34%, 11/26/22 .. 504 509
24787776.UG.FTS.B, 25.26%, 11/26/22 .. 1,800 1,833
24784959.UG.FTS.B, Zero Cpn, 11/27/22 . 4,215 325
24693273.UG.FTS.B, 25.26%, 11/27/22 .. 7,278 7,401
24658950.UG.FTS.B, 24.99%, 11/28/22 .. 1,983 1,998
24442762.UG.FTS.B, 25.26%, 11/30/22 .. 3,036 1,018
24455144.UG.FTS.B, 25.26%, 12/02/22 .. 5,399 354
24877097.UG.FTS.B, 25.26%, 12/02/22 .. 2,495 2,497
24823556.UG.FTS.B, 27.21%, 12/02/22 .. 1,142 168
24848052.UG.FTS.B, 25.26%, 12/03/22 .. 1,164 1,174
24951581.UG.FTS.B, 24.29%, 12/04/22 .. 4,323 4,355
24954573.UG.FTS.B, 25.26%, 12/04/22 .. 2,910 2,936
24798549.UG.FTS.B, 25.26%, 12/05/22 .. 1,018 1,028
25022405.UG.FTS.B, 25.26%, 12/06/22 .. 1,901 1,911
24993587.UG.FTS.B, 30.51%, 12/06/22 .. 1,835 1,887
25029991.UG.FTS.B, 24.29%, 12/09/22 .. 2,884 2,900
25009552.UG.FTS.B, 27.21%, 12/09/22 .. 2,372 2,418
24914243.UG.FTS.B, 22.34%, 12/10/22 .. 1,414 1,424
25074574.UG.FTS.B, 25.26%, 12/12/22 .. 1,164 1,178
25740670.UG.FTS.B, 24.29%, 12/14/22 .. 3,076 3,103
25176694.UG.FTS.B, 22.34%, 12/16/22 .. 2,993 3,011
25234063.UG.FTS.B, 23.3%, 12/16/22 ... 343 346
24920052.UG.FTS.B, 25.26%, 12/16/22 .. 743 113
25240151.UG.FTS.B, 25.26%, 12/17/22 .. 1,455 1,475
25356190.UG.FTS.B, 30.51%, 12/18/22 .. 766 789
25357782.UG.FTS.B, 18.46%, 12/19/22 .. 816 821
25027206.UG.FTS.B, 25.26%, 12/19/22 .. 989 997
25368629.UG.FTS.B, 25.26%, 12/19/22 .. 1,455 1,476
25383975.UG.FTS.B, 25.26%, 12/19/22 .. 3,844 295
25167367.UG.FTS.B, 25.26%, 12/20/22 .. 1,138 966
25381046.UG.FTS.B, 25.26%, 12/20/22 .. 580 588
25235771.UG.FTS.B, 28.18%, 12/20/22 .. 758 775
24565516.UG.FTS.B, 24.99%, 12/23/22 .. 1,103 1,120
25285501.UG.FTS.B, 25.26%, 12/23/22 .. 875 885
25414391.UG.FTS.B, 25.26%, 12/23/22 .. 869 883
Description
Principal
Amount Value
Upgrade, Inc. (continued)
25484076.UG.FTS.B, 30.12%, 12/23/22 .. $ 5,593 $ 5,750
25513053.UG.FTS.B, 24.29%, 12/24/22 .. 8,587 8,631
25095165.UG.FTS.B, 24.29%, 12/26/22 .. 6,810 521
25111074.UG.FTS.B, 25.26%, 12/26/22 .. 5,689 5,645
25532956.UG.FTS.B, 25.26%, 12/26/22 .. 822 831
25313096.UG.FTS.B, 30.51%, 12/26/22 .. 612 636
25532301.UG.FTS.B, 24.29%, 12/30/22 .. 963 967
25652617.UG.FTS.B, 24.99%, 12/30/22 .. 970 976
25436876.UG.FTS.B, 25.26%, 12/30/22 .. 3,305 3,339
25593308.UG.FTS.B, 25.26%, 12/30/22 .. 4,858 4,887
25690030.UG.FTS.B, 23.3%, 12/31/22 ... 1,305 1,321
25071555.UG.FTS.B, 24.29%, 12/31/22 .. 3,371 3,405
25388007.UG.FTS.B, 25.26%, 12/31/22 .. 2,521 2,551
25686162.UG.FTS.B, 24.99%, 1/03/23 ... 645 650
25732418.UG.FTS.B, 25.26%, 1/03/23 ... 3,240 3,263
25530119.UG.FTS.B, 27.21%, 1/03/23 ... 815 827
25723189.UG.FTS.B, 22.34%, 1/05/23 ... 1,582 1,584
25610435.UG.FTS.B, 21.38%, 1/06/23 ... 3,162 3,167
25774309.UG.FTS.B, 25.26%, 1/06/23 ... 6,676 6,732
25828184.UG.FTS.B, 25.26%, 1/06/23 ... 2,220 2,238
25753932.UG.FTS.B, Zero Cpn, 1/07/23 .. 4,516 350
25845990.UG.FTS.B, 24.99%, 1/07/23 ... 1,454 1,466
25177120.UG.FTS.B, 25.26%, 1/07/23 ... 4,860 4,903
25738288.UG.FTS.B, 24.99%, 1/08/23 ... 1,807 588
25689167.UG.FTS.B, 25.26%, 1/08/23 ... 3,246 3,261
25821264.UG.FTS.B, 18.46%, 1/09/23 ... 911 914
25568356.UG.FTS.B, 25.26%, 1/14/23 ... 984 992
25712783.UG.FTS.B, 25.26%, 1/14/23 ... 1,640 1,652
25836913.UG.FTS.B, 25.26%, 1/14/23 ... 1,296 1,311
25679286.UG.FTS.B, 25.26%, 1/15/23 ... 648 656
25709144.UG.FTS.B, 25.26%, 2/03/23 ... 3,448 3,467
23712149.UG.FTS.B, 29.69%, 11/06/24 .. 17,256 18,061
24548048.UG.FTS.B, 28.99%, 11/20/24 .. 27,877 28,473
24415650.UG.FTS.B, 26.77%, 11/22/24 .. 10,272 10,675
24697398.UG.FTS.B, 26.77%, 11/25/24 .. 11,813 12,326
24468287.UG.FTS.B, 29.69%, 11/26/24 .. 22,660 3,282
24755237.UG.FTS.B, 29.69%, 11/26/24 .. 8,287 8,755
24511278.UG.FTS.B, 29.69%, 12/01/24 .. 22,246 21,626
24794255.UG.FTS.B, 29.69%, 12/02/24 .. 15,728 1,214
24716221.UG.FTS.B, 29.69%, 12/03/24 .. 14,106 14,709
24606347.UG.FTS.B, 30.17%, 12/03/24 .. 13,666 11,071
24391908.UG.FTS.B, 29.69%, 12/06/24 .. 10,579 11,044
24464775.UG.FTS.B, 26.77%, 12/09/24 .. 14,163 11,221
25051261.UG.FTS.B, 29.69%, 12/09/24 .. 11,970 12,236
25366987.UG.FTS.B, 29.69%, 12/19/24 .. 11,860 12,174
24618663.UG.FTS.B, 29.69%, 12/21/24 .. 18,041 18,840
25533971.UG.FTS.B, 29.69%, 12/26/24 .. 8,381 8,788
25506375.UG.FTS.B, 28.71%, 12/27/24 .. 9,821 10,254
25752944.UG.FTS.B, 26.77%, 1/03/25 ... 11,275 11,613
25721348.UG.FTS.B, 28.99%, 1/06/25 ... 17,105 14,010
25684301.UG.FTS.B, 29.69%, 1/06/25 ... 12,582 12,964
25284171.UG.FTS.B, 27.74%, 1/14/25 ... 14,516 14,958
25595802.UG.FTS.B, 28.99%, 1/22/25 ... 14,283 13,656
459,992
Upgrade, Inc. - Card
991753799.UG.FTS.B, 29.49%, 9/05/22 .. 16 16
991498479.UG.FTS.B, 16.49%, 1/14/24 .. 152 153

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991508528.UG.FTS.B, 16.49%, 1/15/24 .. $ 168 $ 170
991542470.UG.FTS.B, 19.99%, 1/18/24 .. 82 84
991543207.UG.FTS.B, 19.99%, 1/18/24 .. 201 203
991546368.UG.FTS.B, 28.48%, 1/18/24 .. 158 160
991552729.UG.FTS.B, 28.48%, 1/18/24 .. 925 932
991555306.UG.FTS.B, 28.48%, 1/18/24 .. 135 134
991563767.UG.FTS.B, 28.48%, 1/18/24 .. 177 180
991592691.UG.FTS.B, 28.48%, 1/18/24 .. 107 108
991622139.UG.FTS.B, 28.48%, 1/18/24 .. 817 832
991732331.UG.FTS.B, 28.48%, 1/18/24 .. 90 91
991535064.UG.FTS.B, 29.45%, 1/18/24 .. 902 921
991534370.UG.FTS.B, 29.46%, 1/18/24 .. 458 455
991535077.UG.FTS.B, 29.46%, 1/18/24 .. 117 119
991557048.UG.FTS.B, 29.47%, 1/18/24 .. 16 17
991558680.UG.FTS.B, 29.47%, 1/18/24 .. 731 736
991751743.UG.FTS.B, 29.47%, 1/18/24 .. 339 341
991539082.UG.FTS.B, 29.48%, 1/18/24 .. 208 212
991607820.UG.FTS.B, 29.48%, 1/18/24 .. 31 31
991615511.UG.FTS.B, 29.48%, 1/18/24 .. 94 96
991679848.UG.FTS.B, 29.48%, 1/18/24 .. 13 13
991534887.UG.FTS.B, 29.49%, 1/18/24 .. 811 814
991536585.UG.FTS.B, 29.49%, 1/18/24 .. 207 211
991538702.UG.FTS.B, 29.49%, 1/18/24 .. 24 24
991539593.UG.FTS.B, 29.49%, 1/18/24 .. 778 793
991541856.UG.FTS.B, 29.49%, 1/18/24 .. 98 100
991545264.UG.FTS.B, 29.49%, 1/18/24 .. 60 60
991546280.UG.FTS.B, 29.49%, 1/18/24 .. 114 113
991546337.UG.FTS.B, 29.49%, 1/18/24 .. 160 163
991552817.UG.FTS.B, 29.49%, 1/18/24 .. 219 223
991555602.UG.FTS.B, 29.49%, 1/18/24 .. 92 94
991556797.UG.FTS.B, 29.49%, 1/18/24 .. 45 46
991584575.UG.FTS.B, 29.49%, 1/18/24 .. 103 105
991587612.UG.FTS.B, 29.49%, 1/18/24 .. 266 267
991629208.UG.FTS.B, 29.49%, 1/18/24 .. 178 181
991639272.UG.FTS.B, 29.49%, 1/18/24 .. 155 157
991667842.UG.FTS.B, 29.49%, 1/18/24 .. 127 126
991692863.UG.FTS.B, 29.49%, 1/18/24 .. 57 58
991709913.UG.FTS.B, 29.49%, 1/18/24 .. 41 41
991713160.UG.FTS.B, 29.49%, 1/18/24 .. 50 50
991727329.UG.FTS.B, 29.49%, 1/18/24 .. 309 306
991752426.UG.FTS.B, 29.49%, 1/18/24 .. 24 24
991759812.UG.FTS.B, 29.49%, 1/18/24 .. 100 100
991767003.UG.FTS.B, 29.49%, 1/18/24 .. 40 40
991769780.UG.FTS.B, 29.49%, 1/18/24 .. 141 141
991770423.UG.FTS.B, 29.49%, 1/18/24 .. 33 33
991771264.UG.FTS.B, 29.49%, 1/18/24 .. 5 5
991546995.UG.FTS.B, 19.99%, 1/19/24 .. 210 214
991755795.UG.FTS.B, 19.99%, 1/19/24 .. 345 347
991781416.UG.FTS.B, 20.96%, 1/19/24 .. 1,604 1,625
991783852.UG.FTS.B, 21.48%, 1/19/24 .. 223 226
991545922.UG.FTS.B, 25.45%, 1/19/24 .. 117 119
991546826.UG.FTS.B, 28.48%, 1/19/24 .. 96 98
991632638.UG.FTS.B, 28.48%, 1/19/24 .. 169 123
991698481.UG.FTS.B, 28.48%, 1/19/24 .. 12 13
991765474.UG.FTS.B, 28.48%, 1/19/24 .. 119 120
991781301.UG.FTS.B, 28.48%, 1/19/24 .. 572 571
991782538.UG.FTS.B, 28.48%, 1/19/24 .. 179 181
991783894.UG.FTS.B, 28.48%, 1/19/24 .. 187 136
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991782715.UG.FTS.B, 28.98%, 1/19/24 .. $ 132 $ 134
991769837.UG.FTS.B, 29.46%, 1/19/24 .. 121 122
991573098.UG.FTS.B, 29.47%, 1/19/24 .. 95 7
991769661.UG.FTS.B, 29.47%, 1/19/24 .. 23 23
991586601.UG.FTS.B, 29.48%, 1/19/24 .. 154 154
991593296.UG.FTS.B, 29.48%, 1/19/24 .. 147 150
991638207.UG.FTS.B, 29.48%, 1/19/24 .. 247 251
991644301.UG.FTS.B, 29.48%, 1/19/24 .. 116 117
991689540.UG.FTS.B, 29.48%, 1/19/24 .. 256 257
991746052.UG.FTS.B, 29.48%, 1/19/24 .. 359 363
991759026.UG.FTS.B, 29.48%, 1/19/24 .. 222 224
991765371.UG.FTS.B, 29.48%, 1/19/24 .. 89 89
991542914.UG.FTS.B, 29.49%, 1/19/24 .. 198 201
991543014.UG.FTS.B, 29.49%, 1/19/24 .. 109 111
991543898.UG.FTS.B, 29.49%, 1/19/24 .. 250 254
991546985.UG.FTS.B, 29.49%, 1/19/24 .. 119 121
991547308.UG.FTS.B, 29.49%, 1/19/24 .. 189 187
991547310.UG.FTS.B, 29.49%, 1/19/24 .. 164 164
991547551.UG.FTS.B, 29.49%, 1/19/24 .. 756 753
991548186.UG.FTS.B, 29.49%, 1/19/24 .. 157 160
991548469.UG.FTS.B, 29.49%, 1/19/24 .. 557 424
991551487.UG.FTS.B, 29.49%, 1/19/24 .. 280 276
991558631.UG.FTS.B, 29.49%, 1/19/24 .. 24 23
991592161.UG.FTS.B, 29.49%, 1/19/24 .. 240 241
991596747.UG.FTS.B, 29.49%, 1/19/24 .. 37 38
991598993.UG.FTS.B, 29.49%, 1/19/24 .. 108 110
991620629.UG.FTS.B, 29.49%, 1/19/24 .. 15 15
991623047.UG.FTS.B, 29.49%, 1/19/24 .. 286 291
991651773.UG.FTS.B, 29.49%, 1/19/24 .. 30 31
991662782.UG.FTS.B, 29.49%, 1/19/24 .. 50 51
991671486.UG.FTS.B, 29.49%, 1/19/24 .. 319 320
991680832.UG.FTS.B, 29.49%, 1/19/24 .. 130 130
991684437.UG.FTS.B, 29.49%, 1/19/24 .. 156 155
991697230.UG.FTS.B, 29.49%, 1/19/24 .. 76 11
991697701.UG.FTS.B, 29.49%, 1/19/24 .. 155 156
991700048.UG.FTS.B, 29.49%, 1/19/24 .. 179 180
991712782.UG.FTS.B, 29.49%, 1/19/24 .. 863 864
991713760.UG.FTS.B, 29.49%, 1/19/24 .. 68 67
991716976.UG.FTS.B, 29.49%, 1/19/24 .. 334 335
991733265.UG.FTS.B, 29.49%, 1/19/24 .. 139 140
991733667.UG.FTS.B, 29.49%, 1/19/24 .. 44 44
991738510.UG.FTS.B, 29.49%, 1/19/24 .. 55 55
991756258.UG.FTS.B, 29.49%, 1/19/24 .. 73 74
991760642.UG.FTS.B, 29.49%, 1/19/24 .. 158 157
991765089.UG.FTS.B, 29.49%, 1/19/24 .. 162 163
991765438.UG.FTS.B, 29.49%, 1/19/24 .. 79 79
991765835.UG.FTS.B, 29.49%, 1/19/24 .. 18 18
991767462.UG.FTS.B, 29.49%, 1/19/24 .. 84 85
991768418.UG.FTS.B, 29.49%, 1/19/24 .. 72 73
991769206.UG.FTS.B, 29.49%, 1/19/24 .. 93 92
991771022.UG.FTS.B, 29.49%, 1/19/24 .. 28 29
991775481.UG.FTS.B, 29.49%, 1/19/24 .. 45 46
991776397.UG.FTS.B, 29.49%, 1/19/24 .. 51 50
991778932.UG.FTS.B, 29.49%, 1/19/24 .. 31 31
991782126.UG.FTS.B, 29.49%, 1/19/24 .. 231 233
991743629.UG.FTS.B, 16.49%, 1/20/24 .. 35 35
991728725.UG.FTS.B, 18.47%, 1/20/24 .. 131 132
991782434.UG.FTS.B, 19.3%, 1/20/24 ... 1,069 1,085

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991758585.UG.FTS.B, 19.96%, 1/20/24 .. $ 34 $ 35
991759253.UG.FTS.B, 19.96%, 1/20/24 .. 433 439
991544475.UG.FTS.B, 19.99%, 1/20/24 .. 108 108
991546567.UG.FTS.B, 19.99%, 1/20/24 .. 90 92
991552412.UG.FTS.B, 19.99%, 1/20/24 .. 118 121
991555516.UG.FTS.B, 19.99%, 1/20/24 .. 73 74
991556030.UG.FTS.B, 19.99%, 1/20/24 .. 79 80
991556410.UG.FTS.B, 19.99%, 1/20/24 .. 60 61
991558368.UG.FTS.B, 19.99%, 1/20/24 .. 943 964
991563542.UG.FTS.B, 19.99%, 1/20/24 .. 79 80
991564841.UG.FTS.B, 19.99%, 1/20/24 .. 139 140
991572409.UG.FTS.B, 19.99%, 1/20/24 .. 611 620
991574011.UG.FTS.B, 19.99%, 1/20/24 .. 176 180
991583492.UG.FTS.B, 19.99%, 1/20/24 .. 90 91
991591617.UG.FTS.B, 19.99%, 1/20/24 .. 89 90
991597422.UG.FTS.B, 19.99%, 1/20/24 .. 246 247
991648817.UG.FTS.B, 19.99%, 1/20/24 .. 21 21
991644994.UG.FTS.B, 21.48%, 1/20/24 .. 35 35
991573311.UG.FTS.B, 25.44%, 1/20/24 .. 242 247
991689900.UG.FTS.B, 25.44%, 1/20/24 .. 29 29
991721579.UG.FTS.B, 25.44%, 1/20/24 .. 244 246
991731346.UG.FTS.B, 25.44%, 1/20/24 .. 90 91
991563444.UG.FTS.B, 25.45%, 1/20/24 .. 173 125
991582394.UG.FTS.B, 25.45%, 1/20/24 .. 769 569
991630350.UG.FTS.B, 25.45%, 1/20/24 .. 28 28
991709857.UG.FTS.B, 25.45%, 1/20/24 .. 105 107
991734079.UG.FTS.B, 25.45%, 1/20/24 .. 73 55
991738176.UG.FTS.B, 25.45%, 1/20/24 .. 115 116
991754836.UG.FTS.B, 25.45%, 1/20/24 .. 69 53
991768790.UG.FTS.B, 25.45%, 1/20/24 .. 113 114
991573254.UG.FTS.B, 26.44%, 1/20/24 .. 221 225
991609514.UG.FTS.B, 26.44%, 1/20/24 .. 726 738
991629083.UG.FTS.B, 26.44%, 1/20/24 .. 294 (2)
991739704.UG.FTS.B, 26.44%, 1/20/24 .. 93 94
991770500.UG.FTS.B, 26.44%, 1/20/24 .. 39 40
991608654.UG.FTS.B, 27.95%, 1/20/24 .. 91 91
991610954.UG.FTS.B, 27.95%, 1/20/24 .. 129 130
991677947.UG.FTS.B, 27.95%, 1/20/24 .. 24 25
991544405.UG.FTS.B, 28.48%, 1/20/24 .. 136 136
991544745.UG.FTS.B, 28.48%, 1/20/24 .. 117 15
991546417.UG.FTS.B, 28.48%, 1/20/24 .. 315 321
991546473.UG.FTS.B, 28.48%, 1/20/24 .. 88 88
991546919.UG.FTS.B, 28.48%, 1/20/24 .. 24 24
991549025.UG.FTS.B, 28.48%, 1/20/24 .. 275 281
991552091.UG.FTS.B, 28.48%, 1/20/24 .. 96 98
991554027.UG.FTS.B, 28.48%, 1/20/24 .. 335 341
991554902.UG.FTS.B, 28.48%, 1/20/24 .. 86 87
991559316.UG.FTS.B, 28.48%, 1/20/24 .. 119 122
991561971.UG.FTS.B, 28.48%, 1/20/24 .. 40 40
991562264.UG.FTS.B, 28.48%, 1/20/24 .. 56 57
991567067.UG.FTS.B, 28.48%, 1/20/24 .. 172 176
991567614.UG.FTS.B, 28.48%, 1/20/24 .. 17 17
991568589.UG.FTS.B, 28.48%, 1/20/24 .. 161 164
991569087.UG.FTS.B, 28.48%, 1/20/24 .. 154 157
991569197.UG.FTS.B, 28.48%, 1/20/24 .. 167 170
991571005.UG.FTS.B, 28.48%, 1/20/24 .. 717 724
991583384.UG.FTS.B, 28.48%, 1/20/24 .. 90 92
991585893.UG.FTS.B, 28.48%, 1/20/24 .. 31 31
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991589155.UG.FTS.B, 28.48%, 1/20/24 .. $ 50 $ 50
991590348.UG.FTS.B, 28.48%, 1/20/24 .. 127 130
991594819.UG.FTS.B, 28.48%, 1/20/24 .. 27 27
991596321.UG.FTS.B, 28.48%, 1/20/24 .. 70 71
991612639.UG.FTS.B, 28.48%, 1/20/24 .. 173 174
991613294.UG.FTS.B, 28.48%, 1/20/24 .. 58 59
991615418.UG.FTS.B, 28.48%, 1/20/24 .. 128 130
991617196.UG.FTS.B, 28.48%, 1/20/24 .. 82 84
991617650.UG.FTS.B, 28.48%, 1/20/24 .. 364 372
991622252.UG.FTS.B, 28.48%, 1/20/24 .. 165 166
991625056.UG.FTS.B, 28.48%, 1/20/24 .. 194 198
991635598.UG.FTS.B, 28.48%, 1/20/24 .. 696 50
991644127.UG.FTS.B, 28.48%, 1/20/24 .. 256 261
991651123.UG.FTS.B, 28.48%, 1/20/24 .. 229 232
991659625.UG.FTS.B, 28.48%, 1/20/24 .. 698 713
991679918.UG.FTS.B, 28.48%, 1/20/24 .. 165 165
991684186.UG.FTS.B, 28.48%, 1/20/24 .. 28 25
991691451.UG.FTS.B, 28.48%, 1/20/24 .. 136 139
991698484.UG.FTS.B, 28.48%, 1/20/24 .. 19 19
991704363.UG.FTS.B, 28.48%, 1/20/24 .. 231 233
991708292.UG.FTS.B, 28.48%, 1/20/24 .. 275 278
991723700.UG.FTS.B, 28.48%, 1/20/24 .. 10 11
991730506.UG.FTS.B, 28.48%, 1/20/24 .. 107 108
991738025.UG.FTS.B, 28.48%, 1/20/24 .. 17 17
991754575.UG.FTS.B, 28.48%, 1/20/24 .. 345 347
991756843.UG.FTS.B, 28.48%, 1/20/24 .. 84 84
991772114.UG.FTS.B, 28.48%, 1/20/24 .. 21 21
991782424.UG.FTS.B, 28.48%, 1/20/24 .. 179 181
991553626.UG.FTS.B, 29.45%, 1/20/24 .. 275 281
991584702.UG.FTS.B, 29.45%, 1/20/24 .. 381 386
991545055.UG.FTS.B, 29.46%, 1/20/24 .. 244 249
991563815.UG.FTS.B, 29.46%, 1/20/24 .. 63 64
991568266.UG.FTS.B, 29.46%, 1/20/24 .. 34 34
991585330.UG.FTS.B, 29.46%, 1/20/24 .. 65 66
991589251.UG.FTS.B, 29.46%, 1/20/24 .. 21 22
991596840.UG.FTS.B, 29.46%, 1/20/24 .. 63 64
991678744.UG.FTS.B, 29.46%, 1/20/24 .. 87 88
991764939.UG.FTS.B, 29.46%, 1/20/24 .. 21 22
991561413.UG.FTS.B, 29.47%, 1/20/24 .. 77 78
991573077.UG.FTS.B, 29.47%, 1/20/24 .. 53 54
991576227.UG.FTS.B, 29.47%, 1/20/24 .. 214 216
991615137.UG.FTS.B, 29.47%, 1/20/24 .. 961 968
991650318.UG.FTS.B, 29.47%, 1/20/24 .. 96 97
991665460.UG.FTS.B, 29.47%, 1/20/24 .. 195 27
991545746.UG.FTS.B, 29.48%, 1/20/24 .. 234 237
991546096.UG.FTS.B, 29.48%, 1/20/24 .. 489 498
991547890.UG.FTS.B, 29.48%, 1/20/24 .. 510 521
991550388.UG.FTS.B, 29.48%, 1/20/24 .. 1,194 1,219
991552922.UG.FTS.B, 29.48%, 1/20/24 .. 253 256
991555581.UG.FTS.B, 29.48%, 1/20/24 .. 63 64
991558161.UG.FTS.B, 29.48%, 1/20/24 .. 219 223
991559899.UG.FTS.B, 29.48%, 1/20/24 .. 32 32
991560733.UG.FTS.B, 29.48%, 1/20/24 .. 203 208
991561539.UG.FTS.B, 29.48%, 1/20/24 .. 7 7
991563118.UG.FTS.B, 29.48%, 1/20/24 .. 66 67
991564117.UG.FTS.B, 29.48%, 1/20/24 .. 90 92
991564793.UG.FTS.B, 29.48%, 1/20/24 .. 14 14
991564976.UG.FTS.B, 29.48%, 1/20/24 .. 71 72

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991573314.UG.FTS.B, 29.48%, 1/20/24 .. $ 309 $ 312
991575268.UG.FTS.B, 29.48%, 1/20/24 .. 117 119
991577460.UG.FTS.B, 29.48%, 1/20/24 .. 288 287
991590320.UG.FTS.B, 29.48%, 1/20/24 .. 30 30
991590723.UG.FTS.B, 29.48%, 1/20/24 .. 335 340
991593773.UG.FTS.B, 29.48%, 1/20/24 .. 78 79
991594316.UG.FTS.B, 29.48%, 1/20/24 .. 19 19
991607756.UG.FTS.B, 29.48%, 1/20/24 .. 76 77
991612779.UG.FTS.B, 29.48%, 1/20/24 .. 217 219
991615405.UG.FTS.B, 29.48%, 1/20/24 .. 149 152
991623519.UG.FTS.B, 29.48%, 1/20/24 .. 298 303
991630832.UG.FTS.B, 29.48%, 1/20/24 .. 40 41
991637112.UG.FTS.B, 29.48%, 1/20/24 .. 713 727
991642133.UG.FTS.B, 29.48%, 1/20/24 .. 55 55
991645914.UG.FTS.B, 29.48%, 1/20/24 .. 88 90
991658933.UG.FTS.B, 29.48%, 1/20/24 .. 36 37
991666791.UG.FTS.B, 29.48%, 1/20/24 .. 464 469
991687020.UG.FTS.B, 29.48%, 1/20/24 .. 9 9
991690864.UG.FTS.B, 29.48%, 1/20/24 .. 802 814
991698237.UG.FTS.B, 29.48%, 1/20/24 .. 139 141
991712564.UG.FTS.B, 29.48%, 1/20/24 .. 385 389
991723500.UG.FTS.B, 29.48%, 1/20/24 .. 125 126
991740245.UG.FTS.B, 29.48%, 1/20/24 .. 60 61
991758030.UG.FTS.B, 29.48%, 1/20/24 .. 355 26
991760060.UG.FTS.B, 29.48%, 1/20/24 .. 34 34
991768269.UG.FTS.B, 29.48%, 1/20/24 .. 0 0
991775284.UG.FTS.B, 29.48%, 1/20/24 .. 594 589
991789273.UG.FTS.B, 29.48%, 1/20/24 .. 18 18
991544517.UG.FTS.B, 29.49%, 1/20/24 .. 153 155
991544913.UG.FTS.B, 29.49%, 1/20/24 .. 299 303
991545295.UG.FTS.B, 29.49%, 1/20/24 .. 625 635
991545436.UG.FTS.B, 29.49%, 1/20/24 .. 617 623
991545502.UG.FTS.B, 29.49%, 1/20/24 .. 413 419
991545540.UG.FTS.B, 29.49%, 1/20/24 .. 40 41
991545628.UG.FTS.B, 29.49%, 1/20/24 .. 50 51
991545668.UG.FTS.B, 29.49%, 1/20/24 .. 25 25
991545797.UG.FTS.B, 29.49%, 1/20/24 .. 938 944
991546442.UG.FTS.B, 29.49%, 1/20/24 .. 110 112
991546518.UG.FTS.B, 29.49%, 1/20/24 .. 117 118
991546552.UG.FTS.B, 29.49%, 1/20/24 .. 494 504
991546601.UG.FTS.B, 29.49%, 1/20/24 .. 122 17
991546653.UG.FTS.B, 29.49%, 1/20/24 .. 124 125
991546665.UG.FTS.B, 29.49%, 1/20/24 .. 120 118
991546843.UG.FTS.B, 29.49%, 1/20/24 .. 84 86
991547068.UG.FTS.B, 29.49%, 1/20/24 .. 174 178
991547138.UG.FTS.B, 29.49%, 1/20/24 .. 59 60
991547698.UG.FTS.B, 29.49%, 1/20/24 .. 49 50
991547820.UG.FTS.B, 29.49%, 1/20/24 .. 35 34
991547826.UG.FTS.B, 29.49%, 1/20/24 .. 305 307
991548078.UG.FTS.B, 29.49%, 1/20/24 .. 52 53
991548176.UG.FTS.B, 29.49%, 1/20/24 .. 195 194
991548275.UG.FTS.B, 29.49%, 1/20/24 .. 361 365
991548490.UG.FTS.B, 29.49%, 1/20/24 .. 289 294
991548883.UG.FTS.B, 29.49%, 1/20/24 .. 919 935
991549381.UG.FTS.B, 29.49%, 1/20/24 .. 312 318
991550358.UG.FTS.B, 29.49%, 1/20/24 .. 918 936
991550861.UG.FTS.B, 29.49%, 1/20/24 .. 410 418
991551212.UG.FTS.B, 29.49%, 1/20/24 .. 21 21
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991551681.UG.FTS.B, 29.49%, 1/20/24 .. $ 139 $ 140
991551861.UG.FTS.B, 29.49%, 1/20/24 .. 42 42
991552461.UG.FTS.B, 29.49%, 1/20/24 .. 199 202
991552510.UG.FTS.B, 29.49%, 1/20/24 .. 87 88
991552688.UG.FTS.B, 29.49%, 1/20/24 .. 69 70
991552719.UG.FTS.B, 29.49%, 1/20/24 .. 40 40
991553257.UG.FTS.B, 29.49%, 1/20/24 .. 861 874
991553851.UG.FTS.B, 29.49%, 1/20/24 .. 35 35
991554077.UG.FTS.B, 29.49%, 1/20/24 .. 28 28
991554296.UG.FTS.B, 29.49%, 1/20/24 .. 71 71
991554808.UG.FTS.B, 29.49%, 1/20/24 .. 234 238
991554826.UG.FTS.B, 29.49%, 1/20/24 .. 169 168
991555241.UG.FTS.B, 29.49%, 1/20/24 .. 156 157
991555868.UG.FTS.B, 29.49%, 1/20/24 .. 141 10
991555945.UG.FTS.B, 29.49%, 1/20/24 .. 113 115
991556087.UG.FTS.B, 29.49%, 1/20/24 .. 90 91
991556445.UG.FTS.B, 29.49%, 1/20/24 .. 5 5
991556500.UG.FTS.B, 29.49%, 1/20/24 .. 101 99
991556675.UG.FTS.B, 29.49%, 1/20/24 .. 70 55
991556911.UG.FTS.B, 29.49%, 1/20/24 .. 8 8
991557000.UG.FTS.B, 29.49%, 1/20/24 .. 0 0
991557821.UG.FTS.B, 29.49%, 1/20/24 .. 184 187
991557990.UG.FTS.B, 29.49%, 1/20/24 .. 66 68
991558974.UG.FTS.B, 29.49%, 1/20/24 .. 111 110
991559051.UG.FTS.B, 29.49%, 1/20/24 .. 132 135
991559980.UG.FTS.B, 29.49%, 1/20/24 .. 113 114
991560848.UG.FTS.B, 29.49%, 1/20/24 .. 177 181
991560944.UG.FTS.B, 29.49%, 1/20/24 .. 85 87
991561556.UG.FTS.B, 29.49%, 1/20/24 .. 46 46
991561851.UG.FTS.B, 29.49%, 1/20/24 .. 97 96
991561923.UG.FTS.B, 29.49%, 1/20/24 .. 293 298
991562024.UG.FTS.B, 29.49%, 1/20/24 .. 121 124
991562451.UG.FTS.B, 29.49%, 1/20/24 .. 71 10
991562972.UG.FTS.B, 29.49%, 1/20/24 .. 839 115
991564235.UG.FTS.B, 29.49%, 1/20/24 .. 63 64
991564550.UG.FTS.B, 29.49%, 1/20/24 .. 75 76
991564618.UG.FTS.B, 29.49%, 1/20/24 .. 35 36
991565486.UG.FTS.B, 29.49%, 1/20/24 .. 277 274
991567858.UG.FTS.B, 29.49%, 1/20/24 .. 627 634
991569020.UG.FTS.B, 29.49%, 1/20/24 .. 109 111
991569443.UG.FTS.B, 29.49%, 1/20/24 .. 52 53
991569555.UG.FTS.B, 29.49%, 1/20/24 .. 288 292
991569938.UG.FTS.B, 29.49%, 1/20/24 .. 92 93
991570061.UG.FTS.B, 29.49%, 1/20/24 .. 157 159
991570850.UG.FTS.B, 29.49%, 1/20/24 .. 72 73
991570917.UG.FTS.B, 29.49%, 1/20/24 .. 88 67
991572060.UG.FTS.B, 29.49%, 1/20/24 .. 43 44
991572399.UG.FTS.B, 29.49%, 1/20/24 .. 54 54
991572520.UG.FTS.B, 29.49%, 1/20/24 .. 114 116
991572954.UG.FTS.B, 29.49%, 1/20/24 .. 748 763
991573325.UG.FTS.B, 29.49%, 1/20/24 .. 69 70
991575505.UG.FTS.B, 29.49%, 1/20/24 .. 1,034 1,032
991575634.UG.FTS.B, 29.49%, 1/20/24 .. 19 19
991575740.UG.FTS.B, 29.49%, 1/20/24 .. 76 77
991575761.UG.FTS.B, 29.49%, 1/20/24 .. 5 5
991575903.UG.FTS.B, 29.49%, 1/20/24 .. 697 708
991576674.UG.FTS.B, 29.49%, 1/20/24 .. 87 88
991577203.UG.FTS.B, 29.49%, 1/20/24 .. 48 49

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991577291.UG.FTS.B, 29.49%, 1/20/24 .. $ 56 $ 56
991577337.UG.FTS.B, 29.49%, 1/20/24 .. 372 379
991578518.UG.FTS.B, 29.49%, 1/20/24 .. 91 90
991578709.UG.FTS.B, 29.49%, 1/20/24 .. 368 366
991579389.UG.FTS.B, 29.49%, 1/20/24 .. 199 202
991579802.UG.FTS.B, 29.49%, 1/20/24 .. 223 227
991579854.UG.FTS.B, 29.49%, 1/20/24 .. 135 138
991580712.UG.FTS.B, 29.49%, 1/20/24 .. 14 14
991581328.UG.FTS.B, 29.49%, 1/20/24 .. 74 76
991583490.UG.FTS.B, 29.49%, 1/20/24 .. 168 23
991583578.UG.FTS.B, 29.49%, 1/20/24 .. 63 9
991584500.UG.FTS.B, 29.49%, 1/20/24 .. 10 10
991585106.UG.FTS.B, 29.49%, 1/20/24 .. 77 6
991585183.UG.FTS.B, 29.49%, 1/20/24 .. 82 83
991585222.UG.FTS.B, 29.49%, 1/20/24 .. 57 58
991585361.UG.FTS.B, 29.49%, 1/20/24 .. 204 205
991585585.UG.FTS.B, 29.49%, 1/20/24 .. 89 90
991586778.UG.FTS.B, 29.49%, 1/20/24 .. 33 33
991586788.UG.FTS.B, 29.49%, 1/20/24 .. 50 50
991587497.UG.FTS.B, 29.49%, 1/20/24 .. 1,002 1,017
991587720.UG.FTS.B, 29.49%, 1/20/24 .. 31 31
991588116.UG.FTS.B, 29.49%, 1/20/24 .. 117 119
991588289.UG.FTS.B, 29.49%, 1/20/24 .. 116 16
991588825.UG.FTS.B, 29.49%, 1/20/24 .. 152 154
991588849.UG.FTS.B, 29.49%, 1/20/24 .. 385 392
991589053.UG.FTS.B, 29.49%, 1/20/24 .. 190 191
991589138.UG.FTS.B, 29.49%, 1/20/24 .. 70 71
991589350.UG.FTS.B, 29.49%, 1/20/24 .. 70 71
991591243.UG.FTS.B, 29.49%, 1/20/24 .. 214 212
991592194.UG.FTS.B, 29.49%, 1/20/24 .. 163 23
991592314.UG.FTS.B, 29.49%, 1/20/24 .. 160 163
991592580.UG.FTS.B, 29.49%, 1/20/24 .. 139 140
991592649.UG.FTS.B, 29.49%, 1/20/24 .. 5 5
991593009.UG.FTS.B, 29.49%, 1/20/24 .. 108 110
991593482.UG.FTS.B, 29.49%, 1/20/24 .. 107 109
991593821.UG.FTS.B, 29.49%, 1/20/24 .. 273 39
991595921.UG.FTS.B, 29.49%, 1/20/24 .. 95 97
991596898.UG.FTS.B, 29.49%, 1/20/24 .. 236 237
991597626.UG.FTS.B, 29.49%, 1/20/24 .. 903 920
991597653.UG.FTS.B, 29.49%, 1/20/24 .. 237 240
991598266.UG.FTS.B, 29.49%, 1/20/24 .. 300 304
991598468.UG.FTS.B, 29.49%, 1/20/24 .. 76 77
991598552.UG.FTS.B, 29.49%, 1/20/24 .. 187 190
991599180.UG.FTS.B, 29.49%, 1/20/24 .. 365 373
991600264.UG.FTS.B, 29.49%, 1/20/24 .. 562 573
991601031.UG.FTS.B, 29.49%, 1/20/24 .. 362 368
991601123.UG.FTS.B, 29.49%, 1/20/24 .. 417 425
991601688.UG.FTS.B, 29.49%, 1/20/24 .. 292 296
991603595.UG.FTS.B, 29.49%, 1/20/24 .. 187 191
991603779.UG.FTS.B, 29.49%, 1/20/24 .. 54 55
991604353.UG.FTS.B, 29.49%, 1/20/24 .. 48 49
991605878.UG.FTS.B, 29.49%, 1/20/24 .. 62 63
991608039.UG.FTS.B, 29.49%, 1/20/24 .. 129 131
991608834.UG.FTS.B, 29.49%, 1/20/24 .. 228 232
991610039.UG.FTS.B, 29.49%, 1/20/24 .. 53 53
991610447.UG.FTS.B, 29.49%, 1/20/24 .. 39 39
991610831.UG.FTS.B, 29.49%, 1/20/24 .. 112 114
991611126.UG.FTS.B, 29.49%, 1/20/24 .. 79 79
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991611241.UG.FTS.B, 29.49%, 1/20/24 .. $ 205 $ 208
991612399.UG.FTS.B, 29.49%, 1/20/24 .. 389 393
991612448.UG.FTS.B, 29.49%, 1/20/24 .. 161 164
991612790.UG.FTS.B, 29.49%, 1/20/24 .. 118 120
991613037.UG.FTS.B, 29.49%, 1/20/24 .. 59 59
991614479.UG.FTS.B, 29.49%, 1/20/24 .. 61 61
991616120.UG.FTS.B, 29.49%, 1/20/24 .. 92 92
991616778.UG.FTS.B, 29.49%, 1/20/24 .. 48 49
991617558.UG.FTS.B, 29.49%, 1/20/24 .. 547 556
991619508.UG.FTS.B, 29.49%, 1/20/24 .. 177 178
991620017.UG.FTS.B, 29.49%, 1/20/24 .. 73 74
991620427.UG.FTS.B, 29.49%, 1/20/24 .. 190 190
991621373.UG.FTS.B, 29.49%, 1/20/24 .. 147 148
991622812.UG.FTS.B, 29.49%, 1/20/24 .. 60 61
991623752.UG.FTS.B, 29.49%, 1/20/24 .. 795 801
991624921.UG.FTS.B, 29.49%, 1/20/24 .. 82 83
991628593.UG.FTS.B, 29.49%, 1/20/24 .. 12 12
991628891.UG.FTS.B, 29.49%, 1/20/24 .. 53 54
991629452.UG.FTS.B, 29.49%, 1/20/24 .. 465 474
991630097.UG.FTS.B, 29.49%, 1/20/24 .. 172 177
991630221.UG.FTS.B, 29.49%, 1/20/24 .. 13 13
991630527.UG.FTS.B, 29.49%, 1/20/24 .. 13 13
991630651.UG.FTS.B, 29.49%, 1/20/24 .. 39 39
991631733.UG.FTS.B, 29.49%, 1/20/24 .. 416 423
991631740.UG.FTS.B, 29.49%, 1/20/24 .. 511 515
991633536.UG.FTS.B, 29.49%, 1/20/24 .. 62 63
991633913.UG.FTS.B, 29.49%, 1/20/24 .. 1 1
991634055.UG.FTS.B, 29.49%, 1/20/24 .. 296 301
991636984.UG.FTS.B, 29.49%, 1/20/24 .. 28 28
991638534.UG.FTS.B, 29.49%, 1/20/24 .. 77 78
991638792.UG.FTS.B, 29.49%, 1/20/24 .. 61 62
991638936.UG.FTS.B, 29.49%, 1/20/24 .. 113 115
991642104.UG.FTS.B, 29.49%, 1/20/24 .. 108 110
991642333.UG.FTS.B, 29.49%, 1/20/24 .. 98 99
991644245.UG.FTS.B, 29.49%, 1/20/24 .. 208 15
991644578.UG.FTS.B, 29.49%, 1/20/24 .. 740 738
991645038.UG.FTS.B, 29.49%, 1/20/24 .. 50 51
991647492.UG.FTS.B, 29.49%, 1/20/24 .. 49 49
991648153.UG.FTS.B, 29.49%, 1/20/24 .. 433 439
991648571.UG.FTS.B, 29.49%, 1/20/24 .. 90 92
991649794.UG.FTS.B, 29.49%, 1/20/24 .. 8 8
991650219.UG.FTS.B, 29.49%, 1/20/24 .. 59 60
991651171.UG.FTS.B, 29.49%, 1/20/24 .. 87 89
991654262.UG.FTS.B, 29.49%, 1/20/24 .. 251 256
991655398.UG.FTS.B, 29.49%, 1/20/24 .. 363 371
991662686.UG.FTS.B, 29.49%, 1/20/24 .. 252 256
991663995.UG.FTS.B, 29.49%, 1/20/24 .. 124 126
991664280.UG.FTS.B, 29.49%, 1/20/24 .. 28 28
991664444.UG.FTS.B, 29.49%, 1/20/24 .. 87 89
991664772.UG.FTS.B, 29.49%, 1/20/24 .. 1,183 1,215
991664944.UG.FTS.B, 29.49%, 1/20/24 .. 136 139
991665332.UG.FTS.B, 29.49%, 1/20/24 .. 363 370
991667531.UG.FTS.B, 29.49%, 1/20/24 .. 359 362
991668118.UG.FTS.B, 29.49%, 1/20/24 .. 25 25
991670414.UG.FTS.B, 29.49%, 1/20/24 .. 26 26
991673351.UG.FTS.B, 29.49%, 1/20/24 .. 62 62
991673779.UG.FTS.B, 29.49%, 1/20/24 .. 179 181
991674489.UG.FTS.B, 29.49%, 1/20/24 .. 515 524

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991674639.UG.FTS.B, 29.49%, 1/20/24 .. $ 160 $ 163
991676890.UG.FTS.B, 29.49%, 1/20/24 .. 18 18
991677407.UG.FTS.B, 29.49%, 1/20/24 .. 143 144
991678755.UG.FTS.B, 29.49%, 1/20/24 .. 26 26
991678827.UG.FTS.B, 29.49%, 1/20/24 .. 322 323
991682318.UG.FTS.B, 29.49%, 1/20/24 .. 240 238
991683321.UG.FTS.B, 29.49%, 1/20/24 .. 906 920
991685152.UG.FTS.B, 29.49%, 1/20/24 .. 60 61
991685389.UG.FTS.B, 29.49%, 1/20/24 .. 22 22
991689170.UG.FTS.B, 29.49%, 1/20/24 .. 87 88
991691631.UG.FTS.B, 29.49%, 1/20/24 .. 730 735
991691915.UG.FTS.B, 29.49%, 1/20/24 .. 30 29
991692076.UG.FTS.B, 29.49%, 1/20/24 .. 106 106
991695535.UG.FTS.B, 29.49%, 1/20/24 .. 874 881
991695616.UG.FTS.B, 29.49%, 1/20/24 .. 65 66
991695976.UG.FTS.B, 29.49%, 1/20/24 .. 158 161
991697093.UG.FTS.B, 29.49%, 1/20/24 .. 39 39
991697236.UG.FTS.B, 29.49%, 1/20/24 .. 362 368
991697324.UG.FTS.B, 29.49%, 1/20/24 .. 55 56
991698513.UG.FTS.B, 29.49%, 1/20/24 .. 19 19
991699556.UG.FTS.B, 29.49%, 1/20/24 .. 1,317 1,305
991701120.UG.FTS.B, 29.49%, 1/20/24 .. 174 24
991701454.UG.FTS.B, 29.49%, 1/20/24 .. 493 493
991703124.UG.FTS.B, 29.49%, 1/20/24 .. 142 141
991705848.UG.FTS.B, 29.49%, 1/20/24 .. 22 22
991706145.UG.FTS.B, 29.49%, 1/20/24 .. 159 160
991708222.UG.FTS.B, 29.49%, 1/20/24 .. 56 57
991709088.UG.FTS.B, 29.49%, 1/20/24 .. 17 18
991709888.UG.FTS.B, 29.49%, 1/20/24 .. 161 161
991709935.UG.FTS.B, 29.49%, 1/20/24 .. 595 598
991711876.UG.FTS.B, 29.49%, 1/20/24 .. 64 65
991713015.UG.FTS.B, 29.49%, 1/20/24 .. 289 290
991713832.UG.FTS.B, 29.49%, 1/20/24 .. 19 19
991714517.UG.FTS.B, 29.49%, 1/20/24 .. 36 37
991715260.UG.FTS.B, 29.49%, 1/20/24 .. 42 42
991717301.UG.FTS.B, 29.49%, 1/20/24 .. 333 336
991719630.UG.FTS.B, 29.49%, 1/20/24 .. 181 182
991720995.UG.FTS.B, 29.49%, 1/20/24 .. 110 111
991721227.UG.FTS.B, 29.49%, 1/20/24 .. 90 91
991726781.UG.FTS.B, 29.49%, 1/20/24 .. 119 120
991729207.UG.FTS.B, 29.49%, 1/20/24 .. 5 5
991730813.UG.FTS.B, 29.49%, 1/20/24 .. 180 181
991733962.UG.FTS.B, 29.49%, 1/20/24 .. 31 31
991734314.UG.FTS.B, 29.49%, 1/20/24 .. 412 415
991734330.UG.FTS.B, 29.49%, 1/20/24 .. 85 84
991734632.UG.FTS.B, 29.49%, 1/20/24 .. 137 138
991734917.UG.FTS.B, 29.49%, 1/20/24 .. 39 39
991738258.UG.FTS.B, 29.49%, 1/20/24 .. 11 11
991738975.UG.FTS.B, 29.49%, 1/20/24 .. 132 132
991739160.UG.FTS.B, 29.49%, 1/20/24 .. 60 60
991740784.UG.FTS.B, 29.49%, 1/20/24 .. 270 272
991741702.UG.FTS.B, 29.49%, 1/20/24 .. 216 214
991741936.UG.FTS.B, 29.49%, 1/20/24 .. 67 68
991742956.UG.FTS.B, 29.49%, 1/20/24 .. 49 50
991743853.UG.FTS.B, 29.49%, 1/20/24 .. 7 7
991746610.UG.FTS.B, 29.49%, 1/20/24 .. 27 27
991748931.UG.FTS.B, 29.49%, 1/20/24 .. 144 144
991749058.UG.FTS.B, 29.49%, 1/20/24 .. 135 134
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991750028.UG.FTS.B, 29.49%, 1/20/24 .. $ 180 $ 181
991752553.UG.FTS.B, 29.49%, 1/20/24 .. 2 2
991753131.UG.FTS.B, 29.49%, 1/20/24 .. 106 105
991753534.UG.FTS.B, 29.49%, 1/20/24 .. 65 66
991757872.UG.FTS.B, 29.49%, 1/20/24 .. 85 86
991758242.UG.FTS.B, 29.49%, 1/20/24 .. 620 622
991758775.UG.FTS.B, 29.49%, 1/20/24 .. 22 22
991761410.UG.FTS.B, 29.49%, 1/20/24 .. 237 238
991763039.UG.FTS.B, 29.49%, 1/20/24 .. 290 292
991763095.UG.FTS.B, 29.49%, 1/20/24 .. 43 43
991764702.UG.FTS.B, 29.49%, 1/20/24 .. 47 47
991765334.UG.FTS.B, 29.49%, 1/20/24 .. 98 99
991765425.UG.FTS.B, 29.49%, 1/20/24 .. 218 219
991766289.UG.FTS.B, 29.49%, 1/20/24 .. 23 23
991767894.UG.FTS.B, 29.49%, 1/20/24 .. 51 50
991767961.UG.FTS.B, 29.49%, 1/20/24 .. 5 5
991769883.UG.FTS.B, 29.49%, 1/20/24 .. 27 27
991775430.UG.FTS.B, 29.49%, 1/20/24 .. 27 27
991782567.UG.FTS.B, 29.49%, 1/20/24 .. 300 23
991782660.UG.FTS.B, 29.49%, 1/20/24 .. 90 90
991784506.UG.FTS.B, 29.49%, 1/20/24 .. 99 99
991790149.UG.FTS.B, 29.49%, 1/20/24 .. 47 48
991790198.UG.FTS.B, 29.49%, 1/20/24 .. 157 157
991756970.UG.FTS.B, 29.98%, 1/20/24 .. 15 15
991753382.UG.FTS.B, 29.99%, 1/20/24 .. 27 27
991738034.UG.FTS.B, 18.47%, 1/21/24 .. 259 263
991742379.UG.FTS.B, 18.47%, 1/21/24 .. 44 45
991664565.UG.FTS.B, 18.71%, 1/21/24 .. 1,489 1,514
991737023.UG.FTS.B, 19.96%, 1/21/24 .. 5 5
991750733.UG.FTS.B, 19.99%, 1/21/24 .. 115 116
991777439.UG.FTS.B, 19.99%, 1/21/24 .. 19 19
991692614.UG.FTS.B, 20.47%, 1/21/24 .. 51 52
991772968.UG.FTS.B, 20.47%, 1/21/24 .. 14 14
991782326.UG.FTS.B, 20.96%, 1/21/24 .. 74 75
991663159.UG.FTS.B, 21.48%, 1/21/24 .. 37 37
991729600.UG.FTS.B, 21.48%, 1/21/24 .. 224 227
991763939.UG.FTS.B, 21.48%, 1/21/24 .. 11 11
991767885.UG.FTS.B, 21.48%, 1/21/24 .. 86 88
991741170.UG.FTS.B, 22.45%, 1/21/24 .. 107 108
991794845.UG.FTS.B, 22.47%, 1/21/24 .. 700 708
991709231.UG.FTS.B, 23.45%, 1/21/24 .. 146 147
991788297.UG.FTS.B, 23.45%, 1/21/24 .. 36 36
991762477.UG.FTS.B, 24.45%, 1/21/24 .. 148 149
991669352.UG.FTS.B, 26.49%, 1/21/24 .. 96 98
991671256.UG.FTS.B, 28.48%, 1/21/24 .. 28 28
991676938.UG.FTS.B, 28.48%, 1/21/24 .. 2 2
991677773.UG.FTS.B, 28.48%, 1/21/24 .. 100 103
991693706.UG.FTS.B, 28.48%, 1/21/24 .. 239 243
991693767.UG.FTS.B, 28.48%, 1/21/24 .. 77 78
991705146.UG.FTS.B, 28.48%, 1/21/24 .. 288 295
991711024.UG.FTS.B, 28.48%, 1/21/24 .. 320 322
991723171.UG.FTS.B, 28.48%, 1/21/24 .. 271 274
991723414.UG.FTS.B, 28.48%, 1/21/24 .. 427 432
991730921.UG.FTS.B, 28.48%, 1/21/24 .. 514 518
991731530.UG.FTS.B, 28.48%, 1/21/24 .. 450 455
991742115.UG.FTS.B, 28.48%, 1/21/24 .. 7 7
991744039.UG.FTS.B, 28.48%, 1/21/24 .. 15 16
991753814.UG.FTS.B, 28.48%, 1/21/24 .. 21 21

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991782284.UG.FTS.B, 28.48%, 1/21/24 .. $ 32 $ 32
991784545.UG.FTS.B, 28.48%, 1/21/24 .. 118 119
991675657.UG.FTS.B, 29.48%, 1/21/24 .. 200 204
991700808.UG.FTS.B, 29.48%, 1/21/24 .. 4 4
991702147.UG.FTS.B, 29.48%, 1/21/24 .. 17 17
991702778.UG.FTS.B, 29.48%, 1/21/24 .. 149 152
991703577.UG.FTS.B, 29.48%, 1/21/24 .. 597 610
991709023.UG.FTS.B, 29.48%, 1/21/24 .. 153 155
991730501.UG.FTS.B, 29.48%, 1/21/24 .. 903 912
991738870.UG.FTS.B, 29.48%, 1/21/24 .. 46 47
991751249.UG.FTS.B, 29.48%, 1/21/24 .. 33 34
991755823.UG.FTS.B, 29.48%, 1/21/24 .. 16 17
991756563.UG.FTS.B, 29.48%, 1/21/24 .. 150 152
991777145.UG.FTS.B, 29.48%, 1/21/24 .. 131 132
991633202.UG.FTS.B, 29.49%, 1/21/24 .. 144 147
991662829.UG.FTS.B, 29.49%, 1/21/24 .. 68 69
991662956.UG.FTS.B, 29.49%, 1/21/24 .. 108 (2)
991663489.UG.FTS.B, 29.49%, 1/21/24 .. 148 149
991664100.UG.FTS.B, 29.49%, 1/21/24 .. 48 49
991665543.UG.FTS.B, 29.49%, 1/21/24 .. 91 93
991665955.UG.FTS.B, 29.49%, 1/21/24 .. 47 7
991668162.UG.FTS.B, 29.49%, 1/21/24 .. 48 49
991668483.UG.FTS.B, 29.49%, 1/21/24 .. 33 33
991669590.UG.FTS.B, 29.49%, 1/21/24 .. 84 86
991670212.UG.FTS.B, 29.49%, 1/21/24 .. 78 79
991670452.UG.FTS.B, 29.49%, 1/21/24 .. 274 275
991672118.UG.FTS.B, 29.49%, 1/21/24 .. 352 355
991672853.UG.FTS.B, 29.49%, 1/21/24 .. 55 56
991673090.UG.FTS.B, 29.49%, 1/21/24 .. 50 50
991674019.UG.FTS.B, 29.49%, 1/21/24 .. 97 74
991674358.UG.FTS.B, 29.49%, 1/21/24 .. 440 64
991676471.UG.FTS.B, 29.49%, 1/21/24 .. 36 36
991677244.UG.FTS.B, 29.49%, 1/21/24 .. 229 234
991680867.UG.FTS.B, 29.49%, 1/21/24 .. 173 177
991680983.UG.FTS.B, 29.49%, 1/21/24 .. 108 110
991681379.UG.FTS.B, 29.49%, 1/21/24 .. 308 310
991683221.UG.FTS.B, 29.49%, 1/21/24 .. 242 240
991684667.UG.FTS.B, 29.49%, 1/21/24 .. 4 4
991687038.UG.FTS.B, 29.49%, 1/21/24 .. 49 50
991688837.UG.FTS.B, 29.49%, 1/21/24 .. 544 553
991689800.UG.FTS.B, 29.49%, 1/21/24 .. 146 148
991691567.UG.FTS.B, 29.49%, 1/21/24 .. 282 287
991692064.UG.FTS.B, 29.49%, 1/21/24 .. 123 123
991692483.UG.FTS.B, 29.49%, 1/21/24 .. 23 23
991693634.UG.FTS.B, 29.49%, 1/21/24 .. 129 131
991694076.UG.FTS.B, 29.49%, 1/21/24 .. 5 5
991694165.UG.FTS.B, 29.49%, 1/21/24 .. 257 262
991694337.UG.FTS.B, 29.49%, 1/21/24 .. 85 85
991694645.UG.FTS.B, 29.49%, 1/21/24 .. 232 236
991695164.UG.FTS.B, 29.49%, 1/21/24 .. 324 324
991695880.UG.FTS.B, 29.49%, 1/21/24 .. 89 66
991695945.UG.FTS.B, 29.49%, 1/21/24 .. 45 45
991696264.UG.FTS.B, 29.49%, 1/21/24 .. 283 40
991698072.UG.FTS.B, 29.49%, 1/21/24 .. 119 119
991699892.UG.FTS.B, 29.49%, 1/21/24 .. 109 109
991700144.UG.FTS.B, 29.49%, 1/21/24 .. 372 (4)
991701379.UG.FTS.B, 29.49%, 1/21/24 .. 78 62
991702123.UG.FTS.B, 29.49%, 1/21/24 .. 430 433
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991703953.UG.FTS.B, 29.49%, 1/21/24 .. $ 181 $ 185
991704641.UG.FTS.B, 29.49%, 1/21/24 .. 425 427
991705635.UG.FTS.B, 29.49%, 1/21/24 .. 307 313
991706927.UG.FTS.B, 29.49%, 1/21/24 .. 115 115
991711423.UG.FTS.B, 29.49%, 1/21/24 .. 636 642
991713176.UG.FTS.B, 29.49%, 1/21/24 .. 64 63
991715638.UG.FTS.B, 29.49%, 1/21/24 .. 301 44
991716207.UG.FTS.B, 29.49%, 1/21/24 .. 146 147
991717827.UG.FTS.B, 29.49%, 1/21/24 .. 556 558
991717854.UG.FTS.B, 29.49%, 1/21/24 .. 108 110
991718420.UG.FTS.B, 29.49%, 1/21/24 .. 187 191
991721760.UG.FTS.B, 29.49%, 1/21/24 .. 497 498
991726453.UG.FTS.B, 29.49%, 1/21/24 .. 61 61
991726827.UG.FTS.B, 29.49%, 1/21/24 .. 107 78
991727146.UG.FTS.B, 29.49%, 1/21/24 .. 151 152
991727637.UG.FTS.B, 29.49%, 1/21/24 .. 73 73
991727684.UG.FTS.B, 29.49%, 1/21/24 .. 46 47
991730534.UG.FTS.B, 29.49%, 1/21/24 .. 135 136
991731721.UG.FTS.B, 29.49%, 1/21/24 .. 906 908
991732216.UG.FTS.B, 29.49%, 1/21/24 .. 88 88
991733904.UG.FTS.B, 29.49%, 1/21/24 .. 404 405
991735274.UG.FTS.B, 29.49%, 1/21/24 .. 39 38
991736591.UG.FTS.B, 29.49%, 1/21/24 .. 5 5
991737559.UG.FTS.B, 29.49%, 1/21/24 .. 235 238
991737693.UG.FTS.B, 29.49%, 1/21/24 .. 21 21
991740725.UG.FTS.B, 29.49%, 1/21/24 .. 406 410
991741197.UG.FTS.B, 29.49%, 1/21/24 .. 15 15
991741282.UG.FTS.B, 29.49%, 1/21/24 .. 35 36
991741497.UG.FTS.B, 29.49%, 1/21/24 .. 268 270
991743085.UG.FTS.B, 29.49%, 1/21/24 .. 120 120
991743377.UG.FTS.B, 29.49%, 1/21/24 .. 17 17
991743560.UG.FTS.B, 29.49%, 1/21/24 .. 79 81
991744629.UG.FTS.B, 29.49%, 1/21/24 .. 90 90
991745718.UG.FTS.B, 29.49%, 1/21/24 .. 107 107
991747055.UG.FTS.B, 29.49%, 1/21/24 .. 266 267
991747057.UG.FTS.B, 29.49%, 1/21/24 .. 53 54
991747988.UG.FTS.B, 29.49%, 1/21/24 .. 80 80
991749304.UG.FTS.B, 29.49%, 1/21/24 .. 63 63
991749903.UG.FTS.B, 29.49%, 1/21/24 .. 886 893
991751438.UG.FTS.B, 29.49%, 1/21/24 .. 48 49
991752415.UG.FTS.B, 29.49%, 1/21/24 .. 10 10
991752947.UG.FTS.B, 29.49%, 1/21/24 .. 89 89
991753846.UG.FTS.B, 29.49%, 1/21/24 .. 153 155
991754747.UG.FTS.B, 29.49%, 1/21/24 .. 95 13
991761541.UG.FTS.B, 29.49%, 1/21/24 .. 180 181
991762054.UG.FTS.B, 29.49%, 1/21/24 .. 10 10
991764516.UG.FTS.B, 29.49%, 1/21/24 .. 67 68
991764924.UG.FTS.B, 29.49%, 1/21/24 .. 212 214
991765169.UG.FTS.B, 29.49%, 1/21/24 .. 293 22
991766424.UG.FTS.B, 29.49%, 1/21/24 .. 90 90
991773483.UG.FTS.B, 29.49%, 1/21/24 .. 126 127
991777657.UG.FTS.B, 29.49%, 1/21/24 .. 64 65
991782683.UG.FTS.B, 29.49%, 1/21/24 .. 719 725
991783245.UG.FTS.B, 29.49%, 1/21/24 .. 72 74
991783756.UG.FTS.B, 29.49%, 1/21/24 .. 328 46
991787633.UG.FTS.B, 29.49%, 1/21/24 .. 0 0
991789018.UG.FTS.B, 29.49%, 1/21/24 .. 8 8
991792435.UG.FTS.B, 29.49%, 1/21/24 .. 1,347 1,360

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991797353.UG.FTS.B, 29.49%, 1/21/24 .. $ 49 $ 50
991709002.UG.FTS.B, 15%, 1/22/24 ..... 113 116
991706603.UG.FTS.B, 15.47%, 1/22/24 .. 37 37
991629665.UG.FTS.B, 18.71%, 1/22/24 .. 504 516
991651259.UG.FTS.B, 18.71%, 1/22/24 .. 136 140
991651374.UG.FTS.B, 18.71%, 1/22/24 .. 89 91
991739678.UG.FTS.B, 18.71%, 1/22/24 .. 260 264
991769793.UG.FTS.B, 18.71%, 1/22/24 .. 43 44
991660263.UG.FTS.B, 19.3%, 1/22/24 ... 298 305
991789404.UG.FTS.B, 19.8%, 1/22/24 ... 19 19
991635081.UG.FTS.B, 19.96%, 1/22/24 .. 360 369
991634052.UG.FTS.B, 19.99%, 1/22/24 .. 18 18
991650062.UG.FTS.B, 19.99%, 1/22/24 .. 41 42
991626851.UG.FTS.B, 20.47%, 1/22/24 .. 9 9
991710107.UG.FTS.B, 20.47%, 1/22/24 .. 138 140
991712989.UG.FTS.B, 20.47%, 1/22/24 .. 264 268
991775322.UG.FTS.B, 20.47%, 1/22/24 .. 134 136
991783332.UG.FTS.B, 20.47%, 1/22/24 .. 444 451
991663050.UG.FTS.B, 20.96%, 1/22/24 .. 519 526
991774181.UG.FTS.B, 20.96%, 1/22/24 .. 214 217
991780816.UG.FTS.B, 20.96%, 1/22/24 .. 107 109
991651393.UG.FTS.B, 21.48%, 1/22/24 .. 389 402
991654213.UG.FTS.B, 21.48%, 1/22/24 .. 438 443
991705819.UG.FTS.B, 21.48%, 1/22/24 .. 288 37
991721409.UG.FTS.B, 21.48%, 1/22/24 .. 121 123
991756912.UG.FTS.B, 21.48%, 1/22/24 .. 104 106
991632464.UG.FTS.B, 22.47%, 1/22/24 .. 638 48
991653283.UG.FTS.B, 22.47%, 1/22/24 .. 8 8
991765596.UG.FTS.B, 22.47%, 1/22/24 .. 82 84
991779844.UG.FTS.B, 22.47%, 1/22/24 .. 64 65
991805093.UG.FTS.B, 22.47%, 1/22/24 .. 200 15
991699664.UG.FTS.B, 25.45%, 1/22/24 .. 82 84
991787514.UG.FTS.B, 26.44%, 1/22/24 .. 82 6
991631012.UG.FTS.B, 28.48%, 1/22/24 .. 159 161
991642188.UG.FTS.B, 28.48%, 1/22/24 .. 208 29
991645563.UG.FTS.B, 28.48%, 1/22/24 .. 504 515
991662739.UG.FTS.B, 28.48%, 1/22/24 .. 207 211
991668823.UG.FTS.B, 28.48%, 1/22/24 .. 242 247
991672489.UG.FTS.B, 28.48%, 1/22/24 .. 87 87
991684285.UG.FTS.B, 28.48%, 1/22/24 .. 60 61
991698246.UG.FTS.B, 28.48%, 1/22/24 .. 30 30
991725934.UG.FTS.B, 28.48%, 1/22/24 .. 114 116
991637365.UG.FTS.B, 29.48%, 1/22/24 .. 124 126
991639954.UG.FTS.B, 29.48%, 1/22/24 .. 167 171
991651882.UG.FTS.B, 29.48%, 1/22/24 .. 25 0
991637859.UG.FTS.B, 29.49%, 1/22/24 .. 14 14
991639216.UG.FTS.B, 29.49%, 1/22/24 .. 21 21
991639973.UG.FTS.B, 29.49%, 1/22/24 .. 26 26
991640077.UG.FTS.B, 29.49%, 1/22/24 .. 99 101
991641531.UG.FTS.B, 29.49%, 1/22/24 .. 499 504
991649089.UG.FTS.B, 29.49%, 1/22/24 .. 1,129 1,152
991650586.UG.FTS.B, 29.49%, 1/22/24 .. 48 48
991659080.UG.FTS.B, 29.49%, 1/22/24 .. 131 131
991660122.UG.FTS.B, 29.49%, 1/22/24 .. 98 99
991660601.UG.FTS.B, 29.49%, 1/22/24 .. 94 94
991669713.UG.FTS.B, 29.49%, 1/22/24 .. 48 48
991671088.UG.FTS.B, 29.49%, 1/22/24 .. 28 2
991672504.UG.FTS.B, 29.49%, 1/22/24 .. 1,506 1,528
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991681193.UG.FTS.B, 29.49%, 1/22/24 .. $ 19 $ 19
991681500.UG.FTS.B, 29.49%, 1/22/24 .. 50 51
991684648.UG.FTS.B, 29.49%, 1/22/24 .. 153 154
991688463.UG.FTS.B, 29.49%, 1/22/24 .. 33 34
991688852.UG.FTS.B, 29.49%, 1/22/24 .. 81 81
991692165.UG.FTS.B, 29.49%, 1/22/24 .. 61 61
991695398.UG.FTS.B, 29.49%, 1/22/24 .. 23 24
991696271.UG.FTS.B, 29.49%, 1/22/24 .. 956 974
991698780.UG.FTS.B, 29.49%, 1/22/24 .. 38 37
991709431.UG.FTS.B, 29.49%, 1/22/24 .. 151 150
991709501.UG.FTS.B, 29.49%, 1/22/24 .. 42 42
991722363.UG.FTS.B, 29.49%, 1/22/24 .. 136 139
991722481.UG.FTS.B, 29.49%, 1/22/24 .. 116 85
991723437.UG.FTS.B, 29.49%, 1/22/24 .. 116 117
991734177.UG.FTS.B, 29.49%, 1/22/24 .. 140 141
991749833.UG.FTS.B, 29.49%, 1/22/24 .. 198 200
991749875.UG.FTS.B, 29.49%, 1/22/24 .. 28 28
991750988.UG.FTS.B, 29.49%, 1/22/24 .. 88 89
991752681.UG.FTS.B, 29.49%, 1/22/24 .. 12 12
991753916.UG.FTS.B, 29.49%, 1/22/24 .. 641 639
991754101.UG.FTS.B, 29.49%, 1/22/24 .. 27 28
991758942.UG.FTS.B, 29.49%, 1/22/24 .. 209 211
991759109.UG.FTS.B, 29.49%, 1/22/24 .. 22 22
991765647.UG.FTS.B, 29.49%, 1/22/24 .. 308 308
991766286.UG.FTS.B, 29.49%, 1/22/24 .. 44 45
991772721.UG.FTS.B, 29.49%, 1/22/24 .. 1,890 1,890
991777744.UG.FTS.B, 29.49%, 1/22/24 .. 43 38
991778279.UG.FTS.B, 29.49%, 1/22/24 .. 29 29
991781280.UG.FTS.B, 29.49%, 1/22/24 .. 24 24
991784913.UG.FTS.B, 29.49%, 1/22/24 .. 100 100
991786882.UG.FTS.B, 29.49%, 1/22/24 .. 41 41
991788968.UG.FTS.B, 29.49%, 1/22/24 .. 315 317
991792404.UG.FTS.B, 29.49%, 1/22/24 .. 16 16
991796239.UG.FTS.B, 29.49%, 1/22/24 .. 459 457
991804043.UG.FTS.B, 29.49%, 1/22/24 .. 29 29
991808260.UG.FTS.B, 29.49%, 1/22/24 .. 63 64
991809949.UG.FTS.B, 29.49%, 1/22/24 .. 289 208
991662997.UG.FTS.B, 16.49%, 1/23/24 .. 136 140
991676903.UG.FTS.B, 18.47%, 1/23/24 .. 131 134
991685683.UG.FTS.B, 18.47%, 1/23/24 .. 156 158
991743736.UG.FTS.B, 18.47%, 1/23/24 .. 7 8
991774569.UG.FTS.B, 18.47%, 1/23/24 .. 102 104
991658503.UG.FTS.B, 18.71%, 1/23/24 .. 25 25
991668353.UG.FTS.B, 18.71%, 1/23/24 .. 343 349
991741689.UG.FTS.B, 18.71%, 1/23/24 .. 59 59
991629162.UG.FTS.B, 19.3%, 1/23/24 ... 126 129
991642674.UG.FTS.B, 19.3%, 1/23/24 ... 101 103
991643208.UG.FTS.B, 19.3%, 1/23/24 ... 218 222
991784139.UG.FTS.B, 19.3%, 1/23/24 ... 2,216 2,252
991785256.UG.FTS.B, 19.3%, 1/23/24 ... 124 126
991805907.UG.FTS.B, 19.96%, 1/23/24 .. 16 17
991810762.UG.FTS.B, 19.96%, 1/23/24 .. 891 905
991646006.UG.FTS.B, 20.47%, 1/23/24 .. 110 113
991684036.UG.FTS.B, 20.47%, 1/23/24 .. 21 21
991772621.UG.FTS.B, 20.96%, 1/23/24 .. 179 181
991802095.UG.FTS.B, 20.96%, 1/23/24 .. 837 848
991639951.UG.FTS.B, 21.47%, 1/23/24 .. 268 278
991651727.UG.FTS.B, 21.48%, 1/23/24 .. 91 94

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991730828.UG.FTS.B, 22.47%, 1/23/24 .. $ 359 $ 367
991739009.UG.FTS.B, 22.47%, 1/23/24 .. 460 465
991668916.UG.FTS.B, 23.45%, 1/23/24 .. 58 59
991678989.UG.FTS.B, 23.45%, 1/23/24 .. 233 235
991738725.UG.FTS.B, 23.45%, 1/23/24 .. 17 18
991764966.UG.FTS.B, 23.45%, 1/23/24 .. 95 97
991805841.UG.FTS.B, 24.45%, 1/23/24 .. 131 132
991649840.UG.FTS.B, 25.45%, 1/23/24 .. 142 145
991663622.UG.FTS.B, 25.45%, 1/23/24 .. 300 305
991818241.UG.FTS.B, 25.45%, 1/23/24 .. 38 38
991637815.UG.FTS.B, 26.44%, 1/23/24 .. 1,186 1,194
991744228.UG.FTS.B, 26.44%, 1/23/24 .. 95 96
991725080.UG.FTS.B, 27.95%, 1/23/24 .. 176 175
991767100.UG.FTS.B, 27.99%, 1/23/24 .. 88 89
991776539.UG.FTS.B, 27.99%, 1/23/24 .. 6 6
991818118.UG.FTS.B, 27.99%, 1/23/24 .. 65 65
991631116.UG.FTS.B, 28.48%, 1/23/24 .. 151 153
991678715.UG.FTS.B, 28.48%, 1/23/24 .. 15 15
991686637.UG.FTS.B, 28.48%, 1/23/24 .. 331 334
991692289.UG.FTS.B, 28.48%, 1/23/24 .. 88 88
991702713.UG.FTS.B, 28.48%, 1/23/24 .. 0 0
991710024.UG.FTS.B, 28.48%, 1/23/24 .. 329 333
991710331.UG.FTS.B, 28.48%, 1/23/24 .. 54 55
991730901.UG.FTS.B, 28.48%, 1/23/24 .. 1,089 1,089
991743333.UG.FTS.B, 28.48%, 1/23/24 .. 63 64
991749140.UG.FTS.B, 28.48%, 1/23/24 .. 140 (1)
991761044.UG.FTS.B, 28.48%, 1/23/24 .. 47 47
991798676.UG.FTS.B, 28.48%, 1/23/24 .. 117 118
991635388.UG.FTS.B, 29.48%, 1/23/24 .. 625 634
991639192.UG.FTS.B, 29.48%, 1/23/24 .. 116 118
991661160.UG.FTS.B, 29.48%, 1/23/24 .. 143 144
991661629.UG.FTS.B, 29.48%, 1/23/24 .. 37 38
991678696.UG.FTS.B, 29.48%, 1/23/24 .. 216 219
991765803.UG.FTS.B, 29.48%, 1/23/24 .. 121 122
991789898.UG.FTS.B, 29.48%, 1/23/24 .. 43 43
991807034.UG.FTS.B, 29.48%, 1/23/24 .. 145 147
991809474.UG.FTS.B, 29.48%, 1/23/24 .. 184 186
991631438.UG.FTS.B, 29.49%, 1/23/24 .. 60 61
991634459.UG.FTS.B, 29.49%, 1/23/24 .. 456 462
991637143.UG.FTS.B, 29.49%, 1/23/24 .. 188 191
991639156.UG.FTS.B, 29.49%, 1/23/24 .. 673 688
991653477.UG.FTS.B, 29.49%, 1/23/24 .. 145 146
991655971.UG.FTS.B, 29.49%, 1/23/24 .. 158 162
991660994.UG.FTS.B, 29.49%, 1/23/24 .. 126 126
991661636.UG.FTS.B, 29.49%, 1/23/24 .. 74 74
991662802.UG.FTS.B, 29.49%, 1/23/24 .. 1,494 1,499
991662886.UG.FTS.B, 29.49%, 1/23/24 .. 59 60
991663431.UG.FTS.B, 29.49%, 1/23/24 .. 132 133
991666530.UG.FTS.B, 29.49%, 1/23/24 .. 305 308
991669440.UG.FTS.B, 29.49%, 1/23/24 .. 48 48
991675288.UG.FTS.B, 29.49%, 1/23/24 .. 275 277
991681725.UG.FTS.B, 29.49%, 1/23/24 .. 95 97
991682766.UG.FTS.B, 29.49%, 1/23/24 .. 327 331
991683741.UG.FTS.B, 29.49%, 1/23/24 .. 32 33
991683781.UG.FTS.B, 29.49%, 1/23/24 .. 34 34
991687100.UG.FTS.B, 29.49%, 1/23/24 .. 9 9
991701176.UG.FTS.B, 29.49%, 1/23/24 .. 110 111
991702141.UG.FTS.B, 29.49%, 1/23/24 .. 53 54
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991707605.UG.FTS.B, 29.49%, 1/23/24 .. $ 31 $ 31
991714113.UG.FTS.B, 29.49%, 1/23/24 .. 49 50
991714944.UG.FTS.B, 29.49%, 1/23/24 .. 118 118
991724292.UG.FTS.B, 29.49%, 1/23/24 .. 344 253
991731407.UG.FTS.B, 29.49%, 1/23/24 .. 1,809 1,848
991731683.UG.FTS.B, 29.49%, 1/23/24 .. 723 737
991732340.UG.FTS.B, 29.49%, 1/23/24 .. 155 156
991744187.UG.FTS.B, 29.49%, 1/23/24 .. 176 177
991752739.UG.FTS.B, 29.49%, 1/23/24 .. 39 39
991753764.UG.FTS.B, 29.49%, 1/23/24 .. 3 3
991758649.UG.FTS.B, 29.49%, 1/23/24 .. 16 16
991759990.UG.FTS.B, 29.49%, 1/23/24 .. 74 75
991761329.UG.FTS.B, 29.49%, 1/23/24 .. 52 53
991761644.UG.FTS.B, 29.49%, 1/23/24 .. 8 8
991761841.UG.FTS.B, 29.49%, 1/23/24 .. 52 52
991762468.UG.FTS.B, 29.49%, 1/23/24 .. 32 33
991762601.UG.FTS.B, 29.49%, 1/23/24 .. 44 43
991763034.UG.FTS.B, 29.49%, 1/23/24 .. 50 51
991763609.UG.FTS.B, 29.49%, 1/23/24 .. 48 4
991765579.UG.FTS.B, 29.49%, 1/23/24 .. 206 207
991766223.UG.FTS.B, 29.49%, 1/23/24 .. 36 36
991766725.UG.FTS.B, 29.49%, 1/23/24 .. 55 56
991771610.UG.FTS.B, 29.49%, 1/23/24 .. 331 335
991777333.UG.FTS.B, 29.49%, 1/23/24 .. 166 166
991778091.UG.FTS.B, 29.49%, 1/23/24 .. 19 19
991796003.UG.FTS.B, 29.49%, 1/23/24 .. 72 74
991805214.UG.FTS.B, 29.49%, 1/23/24 .. 45 46
991807031.UG.FTS.B, 29.49%, 1/23/24 .. 18 18
991807699.UG.FTS.B, 29.49%, 1/23/24 .. 13 13
991809214.UG.FTS.B, 29.49%, 1/23/24 .. 183 182
991718916.UG.FTS.B, 29.98%, 1/23/24 .. 31 32
991661331.UG.FTS.B, 16.49%, 1/24/24 .. 133 136
991699066.UG.FTS.B, 16.49%, 1/24/24 .. 1,684 1,727
991633382.UG.FTS.B, 17.49%, 1/24/24 .. 357 366
991697456.UG.FTS.B, 18.71%, 1/24/24 .. 84 86
991719938.UG.FTS.B, 18.71%, 1/24/24 .. 209 214
991809110.UG.FTS.B, 19.3%, 1/24/24 ... 255 259
991671413.UG.FTS.B, 19.99%, 1/24/24 .. 50 51
991675898.UG.FTS.B, 19.99%, 1/24/24 .. 27 27
991736791.UG.FTS.B, 19.99%, 1/24/24 .. 372 383
991758673.UG.FTS.B, 19.99%, 1/24/24 .. 411 415
991678748.UG.FTS.B, 20.47%, 1/24/24 .. 272 278
991784784.UG.FTS.B, 20.47%, 1/24/24 .. 160 162
991697686.UG.FTS.B, 20.96%, 1/24/24 .. 60 60
991756155.UG.FTS.B, 21.47%, 1/24/24 .. 57 57
991675015.UG.FTS.B, 21.48%, 1/24/24 .. 901 921
991680616.UG.FTS.B, 22.47%, 1/24/24 .. 28 0
991693039.UG.FTS.B, 22.47%, 1/24/24 .. 253 258
991676936.UG.FTS.B, 27.99%, 1/24/24 .. 48 49
991643716.UG.FTS.B, 28.48%, 1/24/24 .. 9 9
991643742.UG.FTS.B, 28.48%, 1/24/24 .. 241 244
991655876.UG.FTS.B, 28.48%, 1/24/24 .. 319 323
991679024.UG.FTS.B, 28.48%, 1/24/24 .. 463 469
991683577.UG.FTS.B, 28.48%, 1/24/24 .. 38 39
991757153.UG.FTS.B, 28.48%, 1/24/24 .. 22 22
991758587.UG.FTS.B, 28.48%, 1/24/24 .. 45 45
991791542.UG.FTS.B, 28.48%, 1/24/24 .. 11 11
991803895.UG.FTS.B, 28.48%, 1/24/24 .. 135 137

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991804850.UG.FTS.B, 28.48%, 1/24/24 .. $ 116 $ 117
991583830.UG.FTS.B, 29.48%, 1/24/24 .. 16 16
991595875.UG.FTS.B, 29.48%, 1/24/24 .. 258 262
991636673.UG.FTS.B, 29.48%, 1/24/24 .. 54 55
991666537.UG.FTS.B, 29.48%, 1/24/24 .. 46 47
991795779.UG.FTS.B, 29.48%, 1/24/24 .. 101 103
991818757.UG.FTS.B, 29.48%, 1/24/24 .. 20 20
991575830.UG.FTS.B, 29.49%, 1/24/24 .. 957 976
991576816.UG.FTS.B, 29.49%, 1/24/24 .. 362 369
991578362.UG.FTS.B, 29.49%, 1/24/24 .. 442 442
991578374.UG.FTS.B, 29.49%, 1/24/24 .. 210 17
991578487.UG.FTS.B, 29.49%, 1/24/24 .. 58 59
991578622.UG.FTS.B, 29.49%, 1/24/24 .. 151 21
991591790.UG.FTS.B, 29.49%, 1/24/24 .. 438 448
991591971.UG.FTS.B, 29.49%, 1/24/24 .. 366 374
991597915.UG.FTS.B, 29.49%, 1/24/24 .. 91 93
991619762.UG.FTS.B, 29.49%, 1/24/24 .. 40 40
991628575.UG.FTS.B, 29.49%, 1/24/24 .. 120 122
991636430.UG.FTS.B, 29.49%, 1/24/24 .. 69 71
991638903.UG.FTS.B, 29.49%, 1/24/24 .. 0 0
991642727.UG.FTS.B, 29.49%, 1/24/24 .. 20 20
991643713.UG.FTS.B, 29.49%, 1/24/24 .. 53 8
991648828.UG.FTS.B, 29.49%, 1/24/24 .. 283 284
991650075.UG.FTS.B, 29.49%, 1/24/24 .. 643 647
991656328.UG.FTS.B, 29.49%, 1/24/24 .. 182 186
991661397.UG.FTS.B, 29.49%, 1/24/24 .. 93 93
991664182.UG.FTS.B, 29.49%, 1/24/24 .. 93 95
991664401.UG.FTS.B, 29.49%, 1/24/24 .. 43 43
991665767.UG.FTS.B, 29.49%, 1/24/24 .. 108 110
991668476.UG.FTS.B, 29.49%, 1/24/24 .. 524 529
991668572.UG.FTS.B, 29.49%, 1/24/24 .. 4 4
991670149.UG.FTS.B, 29.49%, 1/24/24 .. 80 80
991672296.UG.FTS.B, 29.49%, 1/24/24 .. 281 287
991677221.UG.FTS.B, 29.49%, 1/24/24 .. 61 61
991677415.UG.FTS.B, 29.49%, 1/24/24 .. 53 53
991677825.UG.FTS.B, 29.49%, 1/24/24 .. 4 4
991678065.UG.FTS.B, 29.49%, 1/24/24 .. 46 47
991680656.UG.FTS.B, 29.49%, 1/24/24 .. 22 22
991683730.UG.FTS.B, 29.49%, 1/24/24 .. 92 95
991683767.UG.FTS.B, 29.49%, 1/24/24 .. 315 321
991685775.UG.FTS.B, 29.49%, 1/24/24 .. 110 113
991686888.UG.FTS.B, 29.49%, 1/24/24 .. 190 192
991688167.UG.FTS.B, 29.49%, 1/24/24 .. 161 164
991694352.UG.FTS.B, 29.49%, 1/24/24 .. 73 74
991697780.UG.FTS.B, 29.49%, 1/24/24 .. 66 67
991700002.UG.FTS.B, 29.49%, 1/24/24 .. 2 2
991700987.UG.FTS.B, 29.49%, 1/24/24 .. 444 453
991706072.UG.FTS.B, 29.49%, 1/24/24 .. 272 270
991706865.UG.FTS.B, 29.49%, 1/24/24 .. 23 23
991711786.UG.FTS.B, 29.49%, 1/24/24 .. 978 988
991715487.UG.FTS.B, 29.49%, 1/24/24 .. 185 186
991717669.UG.FTS.B, 29.49%, 1/24/24 .. 92 94
991719521.UG.FTS.B, 29.49%, 1/24/24 .. 302 308
991720702.UG.FTS.B, 29.49%, 1/24/24 .. 465 466
991725620.UG.FTS.B, 29.49%, 1/24/24 .. 28 28
991727127.UG.FTS.B, 29.49%, 1/24/24 .. 44 43
991729920.UG.FTS.B, 29.49%, 1/24/24 .. 140 139
991734337.UG.FTS.B, 29.49%, 1/24/24 .. 26 26
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991739712.UG.FTS.B, 29.49%, 1/24/24 .. $ 89 $ 91
991743320.UG.FTS.B, 29.49%, 1/24/24 .. 51 51
991743723.UG.FTS.B, 29.49%, 1/24/24 .. 19 19
991744589.UG.FTS.B, 29.49%, 1/24/24 .. 10 10
991746557.UG.FTS.B, 29.49%, 1/24/24 .. 251 254
991761049.UG.FTS.B, 29.49%, 1/24/24 .. 11 11
991762599.UG.FTS.B, 29.49%, 1/24/24 .. 55 56
991764023.UG.FTS.B, 29.49%, 1/24/24 .. 12 12
991764921.UG.FTS.B, 29.49%, 1/24/24 .. 48 49
991767615.UG.FTS.B, 29.49%, 1/24/24 .. 544 549
991768107.UG.FTS.B, 29.49%, 1/24/24 .. 208 207
991775830.UG.FTS.B, 29.49%, 1/24/24 .. 139 139
991782107.UG.FTS.B, 29.49%, 1/24/24 .. 27 27
991784482.UG.FTS.B, 29.49%, 1/24/24 .. 140 141
991786686.UG.FTS.B, 29.49%, 1/24/24 .. 25 26
991790063.UG.FTS.B, 29.49%, 1/24/24 .. 56 56
991790699.UG.FTS.B, 29.49%, 1/24/24 .. 181 181
991791346.UG.FTS.B, 29.49%, 1/24/24 .. 48 48
991791554.UG.FTS.B, 29.49%, 1/24/24 .. 24 24
991803237.UG.FTS.B, 29.49%, 1/24/24 .. 112 113
991806718.UG.FTS.B, 29.49%, 1/24/24 .. 47 48
991812021.UG.FTS.B, 29.49%, 1/24/24 .. 99 99
991812293.UG.FTS.B, 29.49%, 1/24/24 .. 15 15
991821114.UG.FTS.B, 29.49%, 1/24/24 .. 5 5
991822948.UG.FTS.B, 29.49%, 1/24/24 .. 36 32
991824433.UG.FTS.B, 29.49%, 1/24/24 .. 38 38
991825130.UG.FTS.B, 29.49%, 1/24/24 .. 8 8
991700376.UG.FTS.B, 29.98%, 1/24/24 .. 23 23
991642218.UG.FTS.B, 29.99%, 1/24/24 .. 127 127
991628742.UG.FTS.B, 15.47%, 1/25/24 .. – –
991657024.UG.FTS.B, 15.47%, 1/25/24 .. 52 53
991690086.UG.FTS.B, 16.49%, 1/25/24 .. 423 433
991702421.UG.FTS.B, 16.49%, 1/25/24 .. 113 116
991810700.UG.FTS.B, 16.49%, 1/25/24 .. 41 41
991642537.UG.FTS.B, 18.47%, 1/25/24 .. 128 131
991651820.UG.FTS.B, 18.47%, 1/25/24 .. 69 70
991658713.UG.FTS.B, 18.47%, 1/25/24 .. 173 176
991683794.UG.FTS.B, 18.47%, 1/25/24 .. 229 235
991703387.UG.FTS.B, 18.47%, 1/25/24 .. 154 19
991755580.UG.FTS.B, 18.47%, 1/25/24 .. 676 682
991790759.UG.FTS.B, 18.47%, 1/25/24 .. 106 107
991642255.UG.FTS.B, 18.71%, 1/25/24 .. 172 176
991712687.UG.FTS.B, 19.3%, 1/25/24 ... 193 195
991799549.UG.FTS.B, 19.3%, 1/25/24 ... 64 65
991749971.UG.FTS.B, 19.96%, 1/25/24 .. 58 60
991783607.UG.FTS.B, 19.96%, 1/25/24 .. 160 12
991809710.UG.FTS.B, 19.99%, 1/25/24 .. 73 75
991638927.UG.FTS.B, 20.96%, 1/25/24 .. 185 189
991794499.UG.FTS.B, 20.96%, 1/25/24 .. 42 42
991629183.UG.FTS.B, 21.48%, 1/25/24 .. 41 42
991639306.UG.FTS.B, 21.48%, 1/25/24 .. 85 87
991661968.UG.FTS.B, 21.48%, 1/25/24 .. 355 362
991669996.UG.FTS.B, 21.48%, 1/25/24 .. 29 30
991798991.UG.FTS.B, 21.48%, 1/25/24 .. 63 64
991782511.UG.FTS.B, 22.45%, 1/25/24 .. 350 246
991644518.UG.FTS.B, 22.47%, 1/25/24 .. 179 182
991653049.UG.FTS.B, 22.47%, 1/25/24 .. 282 288
991665257.UG.FTS.B, 22.47%, 1/25/24 .. 127 129

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991666345.UG.FTS.B, 22.47%, 1/25/24 .. $ 1,698 $ 1,717
991675457.UG.FTS.B, 22.47%, 1/25/24 .. 126 129
991628803.UG.FTS.B, 25.44%, 1/25/24 .. 215 217
991630129.UG.FTS.B, 25.45%, 1/25/24 .. 62 5
991652053.UG.FTS.B, 26.44%, 1/25/24 .. 106 108
991677549.UG.FTS.B, 26.44%, 1/25/24 .. 54 5
991741033.UG.FTS.B, 26.44%, 1/25/24 .. 895 909
991729257.UG.FTS.B, 27.99%, 1/25/24 .. 260 263
991787523.UG.FTS.B, 27.99%, 1/25/24 .. 70 71
991631472.UG.FTS.B, 28.48%, 1/25/24 .. 183 187
991642002.UG.FTS.B, 28.48%, 1/25/24 .. 50 50
991651856.UG.FTS.B, 28.48%, 1/25/24 .. 293 300
991668456.UG.FTS.B, 28.48%, 1/25/24 .. 105 108
991684576.UG.FTS.B, 28.48%, 1/25/24 .. 11 11
991686175.UG.FTS.B, 28.48%, 1/25/24 .. 151 155
991696275.UG.FTS.B, 28.48%, 1/25/24 .. 0 0
991710726.UG.FTS.B, 28.48%, 1/25/24 .. 125 128
991752837.UG.FTS.B, 28.48%, 1/25/24 .. 17 18
991764907.UG.FTS.B, 28.48%, 1/25/24 .. 54 54
991766143.UG.FTS.B, 28.48%, 1/25/24 .. 341 345
991776786.UG.FTS.B, 28.48%, 1/25/24 .. 13 13
991778236.UG.FTS.B, 28.48%, 1/25/24 .. 20 21
991808037.UG.FTS.B, 28.48%, 1/25/24 .. 165 167
991808857.UG.FTS.B, 28.48%, 1/25/24 .. 158 160
991598363.UG.FTS.B, 29.48%, 1/25/24 .. 329 337
991606137.UG.FTS.B, 29.48%, 1/25/24 .. 83 85
991616807.UG.FTS.B, 29.48%, 1/25/24 .. 161 164
991641257.UG.FTS.B, 29.48%, 1/25/24 .. 6 6
991677136.UG.FTS.B, 29.48%, 1/25/24 .. 76 77
991755940.UG.FTS.B, 29.48%, 1/25/24 .. 7 7
991778306.UG.FTS.B, 29.48%, 1/25/24 .. 125 126
991583140.UG.FTS.B, 29.49%, 1/25/24 .. 1,264 1,279
991583824.UG.FTS.B, 29.49%, 1/25/24 .. 239 244
991585669.UG.FTS.B, 29.49%, 1/25/24 .. 281 283
991586027.UG.FTS.B, 29.49%, 1/25/24 .. 44 44
991589305.UG.FTS.B, 29.49%, 1/25/24 .. 296 297
991590828.UG.FTS.B, 29.49%, 1/25/24 .. 232 236
991591385.UG.FTS.B, 29.49%, 1/25/24 .. 135 134
991599013.UG.FTS.B, 29.49%, 1/25/24 .. 169 173
991604373.UG.FTS.B, 29.49%, 1/25/24 .. 167 169
991608552.UG.FTS.B, 29.49%, 1/25/24 .. 148 148
991612461.UG.FTS.B, 29.49%, 1/25/24 .. 250 253
991613759.UG.FTS.B, 29.49%, 1/25/24 .. 82 83
991619556.UG.FTS.B, 29.49%, 1/25/24 .. 82 83
991630323.UG.FTS.B, 29.49%, 1/25/24 .. 128 128
991633158.UG.FTS.B, 29.49%, 1/25/24 .. 178 179
991633345.UG.FTS.B, 29.49%, 1/25/24 .. 262 268
991633451.UG.FTS.B, 29.49%, 1/25/24 .. 272 277
991633646.UG.FTS.B, 29.49%, 1/25/24 .. 104 106
991641518.UG.FTS.B, 29.49%, 1/25/24 .. 99 99
991643849.UG.FTS.B, 29.49%, 1/25/24 .. 8 8
991644386.UG.FTS.B, 29.49%, 1/25/24 .. 11 11
991644394.UG.FTS.B, 29.49%, 1/25/24 .. 46 46
991644473.UG.FTS.B, 29.49%, 1/25/24 .. 67 67
991644848.UG.FTS.B, 29.49%, 1/25/24 .. 20 21
991645325.UG.FTS.B, 29.49%, 1/25/24 .. 140 11
991649590.UG.FTS.B, 29.49%, 1/25/24 .. 86 88
991651927.UG.FTS.B, 29.49%, 1/25/24 .. 158 162
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991654105.UG.FTS.B, 29.49%, 1/25/24 .. $ 121 $ 121
991654938.UG.FTS.B, 29.49%, 1/25/24 .. 912 933
991656780.UG.FTS.B, 29.49%, 1/25/24 .. 317 324
991661586.UG.FTS.B, 29.49%, 1/25/24 .. 6 6
991663576.UG.FTS.B, 29.49%, 1/25/24 .. 1,034 1,045
991671286.UG.FTS.B, 29.49%, 1/25/24 .. 594 596
991674159.UG.FTS.B, 29.49%, 1/25/24 .. 182 186
991677216.UG.FTS.B, 29.49%, 1/25/24 .. 11 11
991678733.UG.FTS.B, 29.49%, 1/25/24 .. 34 34
991679617.UG.FTS.B, 29.49%, 1/25/24 .. 21 21
991679898.UG.FTS.B, 29.49%, 1/25/24 .. 194 197
991679977.UG.FTS.B, 29.49%, 1/25/24 .. 98 99
991686415.UG.FTS.B, 29.49%, 1/25/24 .. 31 31
991686544.UG.FTS.B, 29.49%, 1/25/24 .. 186 185
991686636.UG.FTS.B, 29.49%, 1/25/24 .. 128 131
991700265.UG.FTS.B, 29.49%, 1/25/24 .. 76 77
991700545.UG.FTS.B, 29.49%, 1/25/24 .. 65 66
991700798.UG.FTS.B, 29.49%, 1/25/24 .. 99 100
991701563.UG.FTS.B, 29.49%, 1/25/24 .. 358 363
991703296.UG.FTS.B, 29.49%, 1/25/24 .. 133 136
991706569.UG.FTS.B, 29.49%, 1/25/24 .. 30 30
991714482.UG.FTS.B, 29.49%, 1/25/24 .. 193 194
991720724.UG.FTS.B, 29.49%, 1/25/24 .. 362 370
991721326.UG.FTS.B, 29.49%, 1/25/24 .. 379 383
991726761.UG.FTS.B, 29.49%, 1/25/24 .. 451 454
991729432.UG.FTS.B, 29.49%, 1/25/24 .. 410 415
991731126.UG.FTS.B, 29.49%, 1/25/24 .. 26 26
991731430.UG.FTS.B, 29.49%, 1/25/24 .. 135 137
991732382.UG.FTS.B, 29.49%, 1/25/24 .. 160 162
991742074.UG.FTS.B, 29.49%, 1/25/24 .. 137 137
991742486.UG.FTS.B, 29.49%, 1/25/24 .. 116 118
991748275.UG.FTS.B, 29.49%, 1/25/24 .. 161 167
991749150.UG.FTS.B, 29.49%, 1/25/24 .. 271 277
991751813.UG.FTS.B, 29.49%, 1/25/24 .. 333 334
991751821.UG.FTS.B, 29.49%, 1/25/24 .. 144 145
991752680.UG.FTS.B, 29.49%, 1/25/24 .. 31 31
991756247.UG.FTS.B, 29.49%, 1/25/24 .. 15 15
991758703.UG.FTS.B, 29.49%, 1/25/24 .. 186 187
991761336.UG.FTS.B, 29.49%, 1/25/24 .. 116 116
991765463.UG.FTS.B, 29.49%, 1/25/24 .. 96 96
991766815.UG.FTS.B, 29.49%, 1/25/24 .. 194 194
991769017.UG.FTS.B, 29.49%, 1/25/24 .. 151 152
991769275.UG.FTS.B, 29.49%, 1/25/24 .. 21 21
991771771.UG.FTS.B, 29.49%, 1/25/24 .. 94 95
991771821.UG.FTS.B, 29.49%, 1/25/24 .. 541 547
991783055.UG.FTS.B, 29.49%, 1/25/24 .. 1,244 1,262
991783583.UG.FTS.B, 29.49%, 1/25/24 .. 180 182
991786634.UG.FTS.B, 29.49%, 1/25/24 .. 327 331
991786828.UG.FTS.B, 29.49%, 1/25/24 .. 83 83
991791507.UG.FTS.B, 29.49%, 1/25/24 .. 97 98
991795056.UG.FTS.B, 29.49%, 1/25/24 .. 159 160
991796258.UG.FTS.B, 29.49%, 1/25/24 .. 47 49
991797438.UG.FTS.B, 29.49%, 1/25/24 .. 32 32
991802400.UG.FTS.B, 29.49%, 1/25/24 .. 9 9
991802689.UG.FTS.B, 29.49%, 1/25/24 .. 21 22
991803082.UG.FTS.B, 29.49%, 1/25/24 .. 47 40
991803621.UG.FTS.B, 29.49%, 1/25/24 .. 222 223
991806034.UG.FTS.B, 29.49%, 1/25/24 .. 76 78

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991808090.UG.FTS.B, 29.49%, 1/25/24 .. $ 47 $ 47
991808148.UG.FTS.B, 29.49%, 1/25/24 .. 38 39
991814291.UG.FTS.B, 29.49%, 1/25/24 .. 39 40
991815972.UG.FTS.B, 29.49%, 1/25/24 .. 21 22
991816232.UG.FTS.B, 29.49%, 1/25/24 .. 86 87
991817482.UG.FTS.B, 29.49%, 1/25/24 .. 37 37
991819217.UG.FTS.B, 29.49%, 1/25/24 .. 45 45
991820253.UG.FTS.B, 29.49%, 1/25/24 .. 87 88
991820692.UG.FTS.B, 29.49%, 1/25/24 .. 9 9
991823032.UG.FTS.B, 29.49%, 1/25/24 .. 23 24
991823201.UG.FTS.B, 29.49%, 1/25/24 .. 266 267
991828617.UG.FTS.B, 29.49%, 1/25/24 .. 80 82
991830948.UG.FTS.B, 29.49%, 1/25/24 .. 76 76
991831119.UG.FTS.B, 29.49%, 1/25/24 .. 66 66
991831257.UG.FTS.B, 29.49%, 1/25/24 .. 28 28
991831719.UG.FTS.B, 29.49%, 1/25/24 .. 10 10
991686043.UG.FTS.B, 29.99%, 1/25/24 .. 114 117
991810154.UG.FTS.B, 15.47%, 1/26/24 .. 436 443
991593609.UG.FTS.B, 16.49%, 1/26/24 .. 160 164
991784174.UG.FTS.B, 16.49%, 1/26/24 .. 234 239
991828622.UG.FTS.B, 16.49%, 1/26/24 .. 195 199
991595614.UG.FTS.B, 17.49%, 1/26/24 .. 290 293
991727853.UG.FTS.B, 18.47%, 1/26/24 .. 43 44
991629233.UG.FTS.B, 18.71%, 1/26/24 .. 17 17
991651717.UG.FTS.B, 19.3%, 1/26/24 ... 712 729
991732138.UG.FTS.B, 19.3%, 1/26/24 ... 80 81
991633662.UG.FTS.B, 19.96%, 1/26/24 .. 246 250
991636818.UG.FTS.B, 19.96%, 1/26/24 .. 100 102
991643141.UG.FTS.B, 19.96%, 1/26/24 .. 1,216 1,245
991671753.UG.FTS.B, 19.96%, 1/26/24 .. 220 225
991677228.UG.FTS.B, 19.96%, 1/26/24 .. 388 393
991737882.UG.FTS.B, 19.96%, 1/26/24 .. 50 51
991759419.UG.FTS.B, 19.96%, 1/26/24 .. 194 196
991590508.UG.FTS.B, 19.99%, 1/26/24 .. 117 120
991671345.UG.FTS.B, 19.99%, 1/26/24 .. 394 398
991749760.UG.FTS.B, 20.47%, 1/26/24 .. 385 271
991817033.UG.FTS.B, 20.47%, 1/26/24 .. 624 633
991679320.UG.FTS.B, 21.48%, 1/26/24 .. 223 228
991694604.UG.FTS.B, 21.48%, 1/26/24 .. 905 911
991729823.UG.FTS.B, 21.48%, 1/26/24 .. 1 1
991749734.UG.FTS.B, 21.48%, 1/26/24 .. 100 102
991636901.UG.FTS.B, 22.47%, 1/26/24 .. 6 6
991633594.UG.FTS.B, 24.45%, 1/26/24 .. 38 39
991646866.UG.FTS.B, 25.45%, 1/26/24 .. 852 867
991690882.UG.FTS.B, 25.45%, 1/26/24 .. 136 138
991685143.UG.FTS.B, 27.99%, 1/26/24 .. 9 9
991761224.UG.FTS.B, 27.99%, 1/26/24 .. 57 59
991782500.UG.FTS.B, 27.99%, 1/26/24 .. 63 64
991620819.UG.FTS.B, 28.48%, 1/26/24 .. 76 78
991650272.UG.FTS.B, 28.48%, 1/26/24 .. 102 104
991660260.UG.FTS.B, 28.48%, 1/26/24 .. 519 527
991661075.UG.FTS.B, 28.48%, 1/26/24 .. 639 649
991662692.UG.FTS.B, 28.48%, 1/26/24 .. 91 93
991692098.UG.FTS.B, 28.48%, 1/26/24 .. 82 83
991699559.UG.FTS.B, 28.48%, 1/26/24 .. 211 212
991700697.UG.FTS.B, 28.48%, 1/26/24 .. 171 173
991706943.UG.FTS.B, 28.48%, 1/26/24 .. 317 321
991719423.UG.FTS.B, 28.48%, 1/26/24 .. 361 365
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991725862.UG.FTS.B, 28.48%, 1/26/24 .. $ 143 $ 145
991728173.UG.FTS.B, 28.48%, 1/26/24 .. 98 100
991737277.UG.FTS.B, 28.48%, 1/26/24 .. 122 125
991740916.UG.FTS.B, 28.48%, 1/26/24 .. 452 463
991742866.UG.FTS.B, 28.48%, 1/26/24 .. 67 69
991768650.UG.FTS.B, 28.48%, 1/26/24 .. 34 34
991795847.UG.FTS.B, 28.48%, 1/26/24 .. 52 53
991801021.UG.FTS.B, 28.48%, 1/26/24 .. 134 136
991802162.UG.FTS.B, 28.48%, 1/26/24 .. 270 273
991826702.UG.FTS.B, 28.48%, 1/26/24 .. 276 280
991834361.UG.FTS.B, 28.48%, 1/26/24 .. 108 109
991651287.UG.FTS.B, 29.46%, 1/26/24 .. 62 63
991620639.UG.FTS.B, 29.48%, 1/26/24 .. 708 716
991661177.UG.FTS.B, 29.48%, 1/26/24 .. 16 17
991681325.UG.FTS.B, 29.48%, 1/26/24 .. 69 70
991717351.UG.FTS.B, 29.48%, 1/26/24 .. 7 7
991717920.UG.FTS.B, 29.48%, 1/26/24 .. 1,111 1,136
991731025.UG.FTS.B, 29.48%, 1/26/24 .. 231 230
991738428.UG.FTS.B, 29.48%, 1/26/24 .. 99 102
991775037.UG.FTS.B, 29.48%, 1/26/24 .. 65 66
991815953.UG.FTS.B, 29.48%, 1/26/24 .. 8 8
991589333.UG.FTS.B, 29.49%, 1/26/24 .. 126 129
991591784.UG.FTS.B, 29.49%, 1/26/24 .. 1,242 1,265
991592956.UG.FTS.B, 29.49%, 1/26/24 .. 94 96
991595654.UG.FTS.B, 29.49%, 1/26/24 .. 86 88
991598750.UG.FTS.B, 29.49%, 1/26/24 .. 670 672
991599536.UG.FTS.B, 29.49%, 1/26/24 .. 593 606
991605648.UG.FTS.B, 29.49%, 1/26/24 .. 182 184
991606139.UG.FTS.B, 29.49%, 1/26/24 .. 494 491
991618299.UG.FTS.B, 29.49%, 1/26/24 .. 153 157
991622450.UG.FTS.B, 29.49%, 1/26/24 .. 69 71
991629683.UG.FTS.B, 29.49%, 1/26/24 .. 322 329
991630066.UG.FTS.B, 29.49%, 1/26/24 .. 10 10
991631666.UG.FTS.B, 29.49%, 1/26/24 .. 18 18
991633238.UG.FTS.B, 29.49%, 1/26/24 .. 41 42
991633373.UG.FTS.B, 29.49%, 1/26/24 .. 400 402
991633572.UG.FTS.B, 29.49%, 1/26/24 .. 84 86
991633631.UG.FTS.B, 29.49%, 1/26/24 .. 118 119
991636176.UG.FTS.B, 29.49%, 1/26/24 .. 459 461
991636182.UG.FTS.B, 29.49%, 1/26/24 .. 360 368
991637641.UG.FTS.B, 29.49%, 1/26/24 .. 146 147
991638287.UG.FTS.B, 29.49%, 1/26/24 .. 257 262
991640279.UG.FTS.B, 29.49%, 1/26/24 .. 47 47
991640433.UG.FTS.B, 29.49%, 1/26/24 .. 78 80
991641801.UG.FTS.B, 29.49%, 1/26/24 .. 13 13
991642017.UG.FTS.B, 29.49%, 1/26/24 .. 109 109
991642061.UG.FTS.B, 29.49%, 1/26/24 .. 175 179
991648245.UG.FTS.B, 29.49%, 1/26/24 .. 186 190
991649659.UG.FTS.B, 29.49%, 1/26/24 .. 238 238
991650388.UG.FTS.B, 29.49%, 1/26/24 .. 61 63
991651864.UG.FTS.B, 29.49%, 1/26/24 .. 132 135
991654092.UG.FTS.B, 29.49%, 1/26/24 .. 108 109
991655891.UG.FTS.B, 29.49%, 1/26/24 .. 71 73
991656430.UG.FTS.B, 29.49%, 1/26/24 .. 1,825 1,863
991658296.UG.FTS.B, 29.49%, 1/26/24 .. 319 326
991664323.UG.FTS.B, 29.49%, 1/26/24 .. 41 42
991666721.UG.FTS.B, 29.49%, 1/26/24 .. 357 356
991667348.UG.FTS.B, 29.49%, 1/26/24 .. 89 89

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991668513.UG.FTS.B, 29.49%, 1/26/24 .. $ 95 $ 97
991672124.UG.FTS.B, 29.49%, 1/26/24 .. 95 68
991676577.UG.FTS.B, 29.49%, 1/26/24 .. 1,581 1,593
991680461.UG.FTS.B, 29.49%, 1/26/24 .. 46 46
991683106.UG.FTS.B, 29.49%, 1/26/24 .. 246 251
991684366.UG.FTS.B, 29.49%, 1/26/24 .. 138 139
991684450.UG.FTS.B, 29.49%, 1/26/24 .. 23 23
991692922.UG.FTS.B, 29.49%, 1/26/24 .. 734 748
991693788.UG.FTS.B, 29.49%, 1/26/24 .. 825 841
991694879.UG.FTS.B, 29.49%, 1/26/24 .. 53 54
991698192.UG.FTS.B, 29.49%, 1/26/24 .. 115 116
991698685.UG.FTS.B, 29.49%, 1/26/24 .. 17 17
991698773.UG.FTS.B, 29.49%, 1/26/24 .. 26 27
991700115.UG.FTS.B, 29.49%, 1/26/24 .. 17 18
991700118.UG.FTS.B, 29.49%, 1/26/24 .. 46 47
991709266.UG.FTS.B, 29.49%, 1/26/24 .. 19 20
991711289.UG.FTS.B, 29.49%, 1/26/24 .. 30 30
991713721.UG.FTS.B, 29.49%, 1/26/24 .. 145 147
991714223.UG.FTS.B, 29.49%, 1/26/24 .. 140 143
991717822.UG.FTS.B, 29.49%, 1/26/24 .. 357 357
991724129.UG.FTS.B, 29.49%, 1/26/24 .. 109 108
991725699.UG.FTS.B, 29.49%, 1/26/24 .. 862 865
991730913.UG.FTS.B, 29.49%, 1/26/24 .. 3 3
991735482.UG.FTS.B, 29.49%, 1/26/24 .. 52 8
991739566.UG.FTS.B, 29.49%, 1/26/24 .. 796 812
991744088.UG.FTS.B, 29.49%, 1/26/24 .. 82 84
991752959.UG.FTS.B, 29.49%, 1/26/24 .. 106 108
991753841.UG.FTS.B, 29.49%, 1/26/24 .. 21 21
991764433.UG.FTS.B, 29.49%, 1/26/24 .. 104 105
991772508.UG.FTS.B, 29.49%, 1/26/24 .. 215 217
991774990.UG.FTS.B, 29.49%, 1/26/24 .. 106 106
991781162.UG.FTS.B, 29.49%, 1/26/24 .. 140 142
991783352.UG.FTS.B, 29.49%, 1/26/24 .. 40 40
991783361.UG.FTS.B, 29.49%, 1/26/24 .. 180 182
991784306.UG.FTS.B, 29.49%, 1/26/24 .. 81 81
991785847.UG.FTS.B, 29.49%, 1/26/24 .. 26 26
991786723.UG.FTS.B, 29.49%, 1/26/24 .. 158 160
991787533.UG.FTS.B, 29.49%, 1/26/24 .. 86 86
991789913.UG.FTS.B, 29.49%, 1/26/24 .. 20 20
991789983.UG.FTS.B, 29.49%, 1/26/24 .. 53 54
991792014.UG.FTS.B, 29.49%, 1/26/24 .. 49 41
991795214.UG.FTS.B, 29.49%, 1/26/24 .. 35 35
991795277.UG.FTS.B, 29.49%, 1/26/24 .. 96 96
991798511.UG.FTS.B, 29.49%, 1/26/24 .. 55 56
991798804.UG.FTS.B, 29.49%, 1/26/24 .. 87 87
991799002.UG.FTS.B, 29.49%, 1/26/24 .. 60 61
991799361.UG.FTS.B, 29.49%, 1/26/24 .. 58 59
991800187.UG.FTS.B, 29.49%, 1/26/24 .. 73 73
991800458.UG.FTS.B, 29.49%, 1/26/24 .. 73 75
991804469.UG.FTS.B, 29.49%, 1/26/24 .. 12 12
991809910.UG.FTS.B, 29.49%, 1/26/24 .. 275 204
991810101.UG.FTS.B, 29.49%, 1/26/24 .. 41 41
991812210.UG.FTS.B, 29.49%, 1/26/24 .. 10 10
991816323.UG.FTS.B, 29.49%, 1/26/24 .. 101 102
991816344.UG.FTS.B, 29.49%, 1/26/24 .. 41 42
991819010.UG.FTS.B, 29.49%, 1/26/24 .. 140 141
991820058.UG.FTS.B, 29.49%, 1/26/24 .. 119 120
991821437.UG.FTS.B, 29.49%, 1/26/24 .. 223 225
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991822268.UG.FTS.B, 29.49%, 1/26/24 .. $ 23 $ 23
991823297.UG.FTS.B, 29.49%, 1/26/24 .. 128 128
991828909.UG.FTS.B, 29.49%, 1/26/24 .. 67 68
991834987.UG.FTS.B, 29.49%, 1/26/24 .. 263 264
991835272.UG.FTS.B, 29.49%, 1/26/24 .. 328 329
991836284.UG.FTS.B, 29.49%, 1/26/24 .. 718 726
991836489.UG.FTS.B, 29.49%, 1/26/24 .. 274 275
991842241.UG.FTS.B, 15.47%, 1/27/24 .. 85 87
991616313.UG.FTS.B, 17.49%, 1/27/24 .. 467 476
991622257.UG.FTS.B, 17.49%, 1/27/24 .. 345 354
991706691.UG.FTS.B, 17.49%, 1/27/24 .. 186 191
991606775.UG.FTS.B, 18.47%, 1/27/24 .. 677 693
991601696.UG.FTS.B, 18.71%, 1/27/24 .. 808 828
991697130.UG.FTS.B, 19.3%, 1/27/24 ... 685 695
991633375.UG.FTS.B, 27.95%, 1/27/24 .. 66 68
991609765.UG.FTS.B, 27.99%, 1/27/24 .. 284 292
991621042.UG.FTS.B, 27.99%, 1/27/24 .. 30 31
991680095.UG.FTS.B, 27.99%, 1/27/24 .. 86 87
991593644.UG.FTS.B, 28.48%, 1/27/24 .. 715 99
991595105.UG.FTS.B, 28.48%, 1/27/24 .. 405 412
991597886.UG.FTS.B, 28.48%, 1/27/24 .. 212 217
991598305.UG.FTS.B, 28.48%, 1/27/24 .. 193 (1)
991598563.UG.FTS.B, 28.48%, 1/27/24 .. 7 7
991600812.UG.FTS.B, 28.48%, 1/27/24 .. 12 12
991601477.UG.FTS.B, 28.48%, 1/27/24 .. 83 85
991615673.UG.FTS.B, 28.48%, 1/27/24 .. 31 31
991618012.UG.FTS.B, 28.48%, 1/27/24 .. 90 92
991619350.UG.FTS.B, 28.48%, 1/27/24 .. 274 281
991621935.UG.FTS.B, 28.48%, 1/27/24 .. 215 220
991626927.UG.FTS.B, 28.48%, 1/27/24 .. 78 79
991630514.UG.FTS.B, 28.48%, 1/27/24 .. 416 426
991630780.UG.FTS.B, 28.48%, 1/27/24 .. 23 24
991632886.UG.FTS.B, 28.48%, 1/27/24 .. 20 21
991633792.UG.FTS.B, 28.48%, 1/27/24 .. 485 486
991637507.UG.FTS.B, 28.48%, 1/27/24 .. 574 586
991637950.UG.FTS.B, 28.48%, 1/27/24 .. 64 10
991638924.UG.FTS.B, 28.48%, 1/27/24 .. 181 182
991639534.UG.FTS.B, 28.48%, 1/27/24 .. 28 28
991652781.UG.FTS.B, 28.48%, 1/27/24 .. 83 83
991652783.UG.FTS.B, 28.48%, 1/27/24 .. 10 10
991659976.UG.FTS.B, 28.48%, 1/27/24 .. 208 213
991661576.UG.FTS.B, 28.48%, 1/27/24 .. 190 195
991664071.UG.FTS.B, 28.48%, 1/27/24 .. 400 410
991667194.UG.FTS.B, 28.48%, 1/27/24 .. 128 131
991673408.UG.FTS.B, 28.48%, 1/27/24 .. 13 13
991681098.UG.FTS.B, 28.48%, 1/27/24 .. 23 23
991686984.UG.FTS.B, 28.48%, 1/27/24 .. 248 252
991694419.UG.FTS.B, 28.48%, 1/27/24 .. 35 35
991698388.UG.FTS.B, 28.48%, 1/27/24 .. 101 104
991711210.UG.FTS.B, 28.48%, 1/27/24 .. 89 91
991711799.UG.FTS.B, 28.48%, 1/27/24 .. 253 257
991712181.UG.FTS.B, 28.48%, 1/27/24 .. 46 46
991723489.UG.FTS.B, 28.48%, 1/27/24 .. 202 204
991728658.UG.FTS.B, 28.48%, 1/27/24 .. 190 195
991741153.UG.FTS.B, 28.48%, 1/27/24 .. 679 696
991778672.UG.FTS.B, 28.48%, 1/27/24 .. 50 51
991782222.UG.FTS.B, 28.48%, 1/27/24 .. 48 49
991782824.UG.FTS.B, 28.48%, 1/27/24 .. 119 120

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991796318.UG.FTS.B, 28.48%, 1/27/24 .. $ 12 $ 12
991801395.UG.FTS.B, 28.48%, 1/27/24 .. 187 187
991596967.UG.FTS.B, 29.48%, 1/27/24 .. 30 31
991605017.UG.FTS.B, 29.48%, 1/27/24 .. 131 133
991611712.UG.FTS.B, 29.48%, 1/27/24 .. 126 127
991613363.UG.FTS.B, 29.48%, 1/27/24 .. 20 20
991614264.UG.FTS.B, 29.48%, 1/27/24 .. 199 200
991616298.UG.FTS.B, 29.48%, 1/27/24 .. 21 21
991624670.UG.FTS.B, 29.48%, 1/27/24 .. 160 163
991629408.UG.FTS.B, 29.48%, 1/27/24 .. 8 8
991629975.UG.FTS.B, 29.48%, 1/27/24 .. 88 13
991638057.UG.FTS.B, 29.48%, 1/27/24 .. 69 71
991659454.UG.FTS.B, 29.48%, 1/27/24 .. 39 40
991662934.UG.FTS.B, 29.48%, 1/27/24 .. 234 239
991679850.UG.FTS.B, 29.48%, 1/27/24 .. 17 17
991699163.UG.FTS.B, 29.48%, 1/27/24 .. 430 440
991704364.UG.FTS.B, 29.48%, 1/27/24 .. 0 0
991723003.UG.FTS.B, 29.48%, 1/27/24 .. 11 11
991750294.UG.FTS.B, 29.48%, 1/27/24 .. 14 15
991775532.UG.FTS.B, 29.48%, 1/27/24 .. 316 320
991783452.UG.FTS.B, 29.48%, 1/27/24 .. 89 90
991783483.UG.FTS.B, 29.48%, 1/27/24 .. 774 783
991787369.UG.FTS.B, 29.48%, 1/27/24 .. 58 60
991802964.UG.FTS.B, 29.48%, 1/27/24 .. 17 17
991829618.UG.FTS.B, 29.48%, 1/27/24 .. 31 28
991593706.UG.FTS.B, 29.49%, 1/27/24 .. 55 56
991593836.UG.FTS.B, 29.49%, 1/27/24 .. 79 (2)
991594179.UG.FTS.B, 29.49%, 1/27/24 .. 27 27
991594915.UG.FTS.B, 29.49%, 1/27/24 .. 141 144
991595101.UG.FTS.B, 29.49%, 1/27/24 .. 16 16
991595161.UG.FTS.B, 29.49%, 1/27/24 .. 262 269
991595187.UG.FTS.B, 29.49%, 1/27/24 .. 37 6
991595329.UG.FTS.B, 29.49%, 1/27/24 .. 35 36
991595594.UG.FTS.B, 29.49%, 1/27/24 .. 275 279
991595863.UG.FTS.B, 29.49%, 1/27/24 .. 499 505
991596029.UG.FTS.B, 29.49%, 1/27/24 .. 972 981
991596068.UG.FTS.B, 29.49%, 1/27/24 .. 45 7
991596137.UG.FTS.B, 29.49%, 1/27/24 .. 87 89
991596373.UG.FTS.B, 29.49%, 1/27/24 .. 162 166
991597209.UG.FTS.B, 29.49%, 1/27/24 .. 82 84
991598172.UG.FTS.B, 29.49%, 1/27/24 .. 82 84
991598203.UG.FTS.B, 29.49%, 1/27/24 .. 23 2
991598421.UG.FTS.B, 29.49%, 1/27/24 .. 91 93
991598762.UG.FTS.B, 29.49%, 1/27/24 .. 1,048 155
991599198.UG.FTS.B, 29.49%, 1/27/24 .. 731 748
991599753.UG.FTS.B, 29.49%, 1/27/24 .. 367 375
991599797.UG.FTS.B, 29.49%, 1/27/24 .. 182 184
991600426.UG.FTS.B, 29.49%, 1/27/24 .. 1,350 110
991601187.UG.FTS.B, 29.49%, 1/27/24 .. 1,836 1,874
991602939.UG.FTS.B, 29.49%, 1/27/24 .. 134 137
991602960.UG.FTS.B, 29.49%, 1/27/24 .. 133 136
991604657.UG.FTS.B, 29.49%, 1/27/24 .. 49 49
991604986.UG.FTS.B, 29.49%, 1/27/24 .. 91 92
991605049.UG.FTS.B, 29.49%, 1/27/24 .. 136 139
991605352.UG.FTS.B, 29.49%, 1/27/24 .. 380 381
991605361.UG.FTS.B, 29.49%, 1/27/24 .. 92 94
991605745.UG.FTS.B, 29.49%, 1/27/24 .. 26 26
991605901.UG.FTS.B, 29.49%, 1/27/24 .. 11 11
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991606651.UG.FTS.B, 29.49%, 1/27/24 .. $ 226 $ 232
991608000.UG.FTS.B, 29.49%, 1/27/24 .. 233 34
991608430.UG.FTS.B, 29.49%, 1/27/24 .. 5 5
991608728.UG.FTS.B, 29.49%, 1/27/24 .. 38 39
991609413.UG.FTS.B, 29.49%, 1/27/24 .. 2 2
991609433.UG.FTS.B, 29.49%, 1/27/24 .. 217 218
991610027.UG.FTS.B, 29.49%, 1/27/24 .. 92 94
991610884.UG.FTS.B, 29.49%, 1/27/24 .. 130 133
991611090.UG.FTS.B, 29.49%, 1/27/24 .. 21 21
991612751.UG.FTS.B, 29.49%, 1/27/24 .. 353 360
991613209.UG.FTS.B, 29.49%, 1/27/24 .. 40 40
991614149.UG.FTS.B, 29.49%, 1/27/24 .. 14 14
991614170.UG.FTS.B, 29.49%, 1/27/24 .. 24 24
991616128.UG.FTS.B, 29.49%, 1/27/24 .. 80 82
991616252.UG.FTS.B, 29.49%, 1/27/24 .. 18 18
991616667.UG.FTS.B, 29.49%, 1/27/24 .. 76 59
991616968.UG.FTS.B, 29.49%, 1/27/24 .. 39 39
991616984.UG.FTS.B, 29.49%, 1/27/24 .. 66 67
991621060.UG.FTS.B, 29.49%, 1/27/24 .. 45 39
991621387.UG.FTS.B, 29.49%, 1/27/24 .. 127 130
991621529.UG.FTS.B, 29.49%, 1/27/24 .. 40 40
991622745.UG.FTS.B, 29.49%, 1/27/24 .. 581 594
991622856.UG.FTS.B, 29.49%, 1/27/24 .. 91 92
991624123.UG.FTS.B, 29.49%, 1/27/24 .. 103 106
991624973.UG.FTS.B, 29.49%, 1/27/24 .. 59 4
991627130.UG.FTS.B, 29.49%, 1/27/24 .. 371 379
991628054.UG.FTS.B, 29.49%, 1/27/24 .. 36 36
991628990.UG.FTS.B, 29.49%, 1/27/24 .. 18 18
991630132.UG.FTS.B, 29.49%, 1/27/24 .. 110 113
991630928.UG.FTS.B, 29.49%, 1/27/24 .. 88 90
991630940.UG.FTS.B, 29.49%, 1/27/24 .. 97 97
991631226.UG.FTS.B, 29.49%, 1/27/24 .. 154 157
991633782.UG.FTS.B, 29.49%, 1/27/24 .. 166 14
991634012.UG.FTS.B, 29.49%, 1/27/24 .. 93 95
991637073.UG.FTS.B, 29.49%, 1/27/24 .. 67 68
991637485.UG.FTS.B, 29.49%, 1/27/24 .. 79 81
991637707.UG.FTS.B, 29.49%, 1/27/24 .. 6 6
991638146.UG.FTS.B, 29.49%, 1/27/24 .. 60 61
991638425.UG.FTS.B, 29.49%, 1/27/24 .. 44 44
991639172.UG.FTS.B, 29.49%, 1/27/24 .. 89 89
991639724.UG.FTS.B, 29.49%, 1/27/24 .. 11 11
991641800.UG.FTS.B, 29.49%, 1/27/24 .. 55 55
991642142.UG.FTS.B, 29.49%, 1/27/24 .. 23 23
991645179.UG.FTS.B, 29.49%, 1/27/24 .. 134 137
991645357.UG.FTS.B, 29.49%, 1/27/24 .. 40 41
991645905.UG.FTS.B, 29.49%, 1/27/24 .. 1,164 1,191
991646296.UG.FTS.B, 29.49%, 1/27/24 .. 218 222
991648501.UG.FTS.B, 29.49%, 1/27/24 .. 62 63
991649457.UG.FTS.B, 29.49%, 1/27/24 .. 119 120
991649973.UG.FTS.B, 29.49%, 1/27/24 .. 161 165
991651122.UG.FTS.B, 29.49%, 1/27/24 .. 208 208
991651387.UG.FTS.B, 29.49%, 1/27/24 .. 102 104
991653219.UG.FTS.B, 29.49%, 1/27/24 .. 17 17
991653265.UG.FTS.B, 29.49%, 1/27/24 .. 1,790 1,829
991653611.UG.FTS.B, 29.49%, 1/27/24 .. 54 55
991654698.UG.FTS.B, 29.49%, 1/27/24 .. 39 40
991655679.UG.FTS.B, 29.49%, 1/27/24 .. 76 77
991656551.UG.FTS.B, 29.49%, 1/27/24 .. 457 468

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991658001.UG.FTS.B, 29.49%, 1/27/24 .. $ 365 $ 374
991659877.UG.FTS.B, 29.49%, 1/27/24 .. 51 52
991661144.UG.FTS.B, 29.49%, 1/27/24 .. 30 30
991661664.UG.FTS.B, 29.49%, 1/27/24 .. 25 25
991662634.UG.FTS.B, 29.49%, 1/27/24 .. 297 303
991663149.UG.FTS.B, 29.49%, 1/27/24 .. 17 17
991664036.UG.FTS.B, 29.49%, 1/27/24 .. 386 386
991664346.UG.FTS.B, 29.49%, 1/27/24 .. 78 80
991667814.UG.FTS.B, 29.49%, 1/27/24 .. 8 8
991668164.UG.FTS.B, 29.49%, 1/27/24 .. 50 51
991670004.UG.FTS.B, 29.49%, 1/27/24 .. 564 576
991670151.UG.FTS.B, 29.49%, 1/27/24 .. 567 579
991671543.UG.FTS.B, 29.49%, 1/27/24 .. 215 219
991674709.UG.FTS.B, 29.49%, 1/27/24 .. 491 495
991675527.UG.FTS.B, 29.49%, 1/27/24 .. 62 63
991675702.UG.FTS.B, 29.49%, 1/27/24 .. 26 26
991675889.UG.FTS.B, 29.49%, 1/27/24 .. 155 158
991676459.UG.FTS.B, 29.49%, 1/27/24 .. 250 255
991680326.UG.FTS.B, 29.49%, 1/27/24 .. 667 683
991680852.UG.FTS.B, 29.49%, 1/27/24 .. 93 95
991681430.UG.FTS.B, 29.49%, 1/27/24 .. 36 37
991681757.UG.FTS.B, 29.49%, 1/27/24 .. 47 48
991682200.UG.FTS.B, 29.49%, 1/27/24 .. 228 233
991683102.UG.FTS.B, 29.49%, 1/27/24 .. 164 167
991684192.UG.FTS.B, 29.49%, 1/27/24 .. 420 426
991685436.UG.FTS.B, 29.49%, 1/27/24 .. 58 58
991687929.UG.FTS.B, 29.49%, 1/27/24 .. 162 164
991688013.UG.FTS.B, 29.49%, 1/27/24 .. 41 41
991688029.UG.FTS.B, 29.49%, 1/27/24 .. 395 404
991688831.UG.FTS.B, 29.49%, 1/27/24 .. 71 72
991691365.UG.FTS.B, 29.49%, 1/27/24 .. 733 750
991691463.UG.FTS.B, 29.49%, 1/27/24 .. 100 (1)
991691583.UG.FTS.B, 29.49%, 1/27/24 .. 228 232
991692773.UG.FTS.B, 29.49%, 1/27/24 .. 40 41
991692805.UG.FTS.B, 29.49%, 1/27/24 .. 23 23
991693486.UG.FTS.B, 29.49%, 1/27/24 .. 106 109
991695109.UG.FTS.B, 29.49%, 1/27/24 .. 74 75
991695966.UG.FTS.B, 29.49%, 1/27/24 .. 433 437
991697516.UG.FTS.B, 29.49%, 1/27/24 .. 62 62
991698229.UG.FTS.B, 29.49%, 1/27/24 .. 144 146
991700069.UG.FTS.B, 29.49%, 1/27/24 .. 455 459
991701338.UG.FTS.B, 29.49%, 1/27/24 .. 133 133
991703507.UG.FTS.B, 29.49%, 1/27/24 .. 21 22
991704857.UG.FTS.B, 29.49%, 1/27/24 .. 435 445
991705481.UG.FTS.B, 29.49%, 1/27/24 .. 10 10
991706242.UG.FTS.B, 29.49%, 1/27/24 .. 10 10
991709741.UG.FTS.B, 29.49%, 1/27/24 .. 15 15
991711124.UG.FTS.B, 29.49%, 1/27/24 .. 107 110
991715767.UG.FTS.B, 29.49%, 1/27/24 .. 153 157
991717234.UG.FTS.B, 29.49%, 1/27/24 .. 153 158
991718168.UG.FTS.B, 29.49%, 1/27/24 .. 48 48
991718270.UG.FTS.B, 29.49%, 1/27/24 .. 38 39
991720467.UG.FTS.B, 29.49%, 1/27/24 .. 127 130
991720808.UG.FTS.B, 29.49%, 1/27/24 .. 337 344
991725524.UG.FTS.B, 29.49%, 1/27/24 .. 39 39
991727581.UG.FTS.B, 29.49%, 1/27/24 .. 75 76
991729063.UG.FTS.B, 29.49%, 1/27/24 .. 36 33
991731874.UG.FTS.B, 29.49%, 1/27/24 .. 15 15
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991738263.UG.FTS.B, 29.49%, 1/27/24 .. $ 47 $ 48
991738930.UG.FTS.B, 29.49%, 1/27/24 .. 83 84
991739164.UG.FTS.B, 29.49%, 1/27/24 .. 907 928
991739656.UG.FTS.B, 29.49%, 1/27/24 .. 996 1,007
991740040.UG.FTS.B, 29.49%, 1/27/24 .. 712 726
991741014.UG.FTS.B, 29.49%, 1/27/24 .. 453 462
991742873.UG.FTS.B, 29.49%, 1/27/24 .. 87 87
991746722.UG.FTS.B, 29.49%, 1/27/24 .. 48 48
991748403.UG.FTS.B, 29.49%, 1/27/24 .. 115 117
991748625.UG.FTS.B, 29.49%, 1/27/24 .. 54 55
991750772.UG.FTS.B, 29.49%, 1/27/24 .. 219 222
991752695.UG.FTS.B, 29.49%, 1/27/24 .. 22 22
991760549.UG.FTS.B, 29.49%, 1/27/24 .. 57 57
991763575.UG.FTS.B, 29.49%, 1/27/24 .. 121 122
991766023.UG.FTS.B, 29.49%, 1/27/24 .. 138 141
991766758.UG.FTS.B, 29.49%, 1/27/24 .. 0 0
991769140.UG.FTS.B, 29.49%, 1/27/24 .. 133 133
991773350.UG.FTS.B, 29.49%, 1/27/24 .. 616 621
991773994.UG.FTS.B, 29.49%, 1/27/24 .. 122 122
991776905.UG.FTS.B, 29.49%, 1/27/24 .. 23 24
991777765.UG.FTS.B, 29.49%, 1/27/24 .. 52 9
991783640.UG.FTS.B, 29.49%, 1/27/24 .. 2,495 195
991786695.UG.FTS.B, 29.49%, 1/27/24 .. 11 11
991790283.UG.FTS.B, 29.49%, 1/27/24 .. 62 64
991791553.UG.FTS.B, 29.49%, 1/27/24 .. 5 5
991791557.UG.FTS.B, 29.49%, 1/27/24 .. 97 98
991791984.UG.FTS.B, 29.49%, 1/27/24 .. 3 3
991792738.UG.FTS.B, 29.49%, 1/27/24 .. 90 91
991793121.UG.FTS.B, 29.49%, 1/27/24 .. 180 182
991795549.UG.FTS.B, 29.49%, 1/27/24 .. 25 26
991798612.UG.FTS.B, 29.49%, 1/27/24 .. 88 87
991800070.UG.FTS.B, 29.49%, 1/27/24 .. 60 61
991800781.UG.FTS.B, 29.49%, 1/27/24 .. 42 43
991801330.UG.FTS.B, 29.49%, 1/27/24 .. 135 137
991802537.UG.FTS.B, 29.49%, 1/27/24 .. 70 72
991803320.UG.FTS.B, 29.49%, 1/27/24 .. 85 86
991803812.UG.FTS.B, 29.49%, 1/27/24 .. 69 70
991807698.UG.FTS.B, 29.49%, 1/27/24 .. 127 128
991809457.UG.FTS.B, 29.49%, 1/27/24 .. 616 623
991811048.UG.FTS.B, 29.49%, 1/27/24 .. 225 227
991814988.UG.FTS.B, 29.49%, 1/27/24 .. 23 23
991815602.UG.FTS.B, 29.49%, 1/27/24 .. 110 111
991816828.UG.FTS.B, 29.49%, 1/27/24 .. 20 20
991817049.UG.FTS.B, 29.49%, 1/27/24 .. 562 564
991821267.UG.FTS.B, 29.49%, 1/27/24 .. 69 70
991828639.UG.FTS.B, 29.49%, 1/27/24 .. 50 49
991829097.UG.FTS.B, 29.49%, 1/27/24 .. 796 800
991831813.UG.FTS.B, 29.49%, 1/27/24 .. 98 99
991617189.UG.FTS.B, 16.49%, 1/28/24 .. 126 129
991646610.UG.FTS.B, 16.49%, 1/28/24 .. 65 65
991791227.UG.FTS.B, 16.49%, 1/28/24 .. 90 92
991604496.UG.FTS.B, 17.49%, 1/28/24 .. 108 111
991605888.UG.FTS.B, 17.49%, 1/28/24 .. 359 364
991710890.UG.FTS.B, 17.49%, 1/28/24 .. 394 405
991622102.UG.FTS.B, 18.71%, 1/28/24 .. 94 95
991681664.UG.FTS.B, 15.47%, 1/29/24 .. 161 165
991709424.UG.FTS.B, 15.47%, 1/29/24 .. 1,707 1,743
991827557.UG.FTS.B, 15.47%, 1/29/24 .. 292 297

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991700591.UG.FTS.B, 16.49%, 1/29/24 .. $ 169 $ 172
991615250.UG.FTS.B, 17.49%, 1/29/24 .. 249 255
991826391.UG.FTS.B, 17.49%, 1/29/24 .. 26 26
991638160.UG.FTS.B, 19.96%, 1/29/24 .. 313 321
991751487.UG.FTS.B, 14.48%, 1/30/24 .. 98 98
991851931.UG.FTS.B, 15.47%, 1/30/24 .. 391 400
991787110.UG.FTS.B, 16.49%, 1/30/24 .. 121 123
991635822.UG.FTS.B, 17.49%, 1/30/24 .. 120 121
991677257.UG.FTS.B, 17.49%, 1/30/24 .. 102 105
991696130.UG.FTS.B, 17.49%, 1/30/24 .. 73 75
991754447.UG.FTS.B, 17.49%, 1/30/24 .. 364 374
991810373.UG.FTS.B, 17.49%, 1/30/24 .. 32 33
991683724.UG.FTS.B, 18.47%, 1/30/24 .. 400 412
991633973.UG.FTS.B, 19.3%, 1/30/24 ... 192 196
991632138.UG.FTS.B, 19.96%, 1/30/24 .. 185 190
991701339.UG.FTS.B, 20.96%, 1/30/24 .. 69 71
991695974.UG.FTS.B, 21.47%, 1/30/24 .. 290 293
991641299.UG.FTS.B, 21.48%, 1/30/24 .. 144 147
991688841.UG.FTS.B, 22.47%, 1/30/24 .. 397 406
991712034.UG.FTS.B, 22.47%, 1/30/24 .. 310 317
991668213.UG.FTS.B, 24.45%, 1/30/24 .. 117 120
991800664.UG.FTS.B, 14.48%, 1/31/24 .. 62 63
991692740.UG.FTS.B, 15.47%, 1/31/24 .. 463 478
991732365.UG.FTS.B, 15.47%, 1/31/24 .. 82 83
991761770.UG.FTS.B, 15.47%, 1/31/24 .. 41 42
991770795.UG.FTS.B, 15.47%, 1/31/24 .. 12 12
991799989.UG.FTS.B, 15.47%, 1/31/24 .. 37 38
991857512.UG.FTS.B, 15.47%, 1/31/24 .. 34 35
991820637.UG.FTS.B, 15.49%, 1/31/24 .. 35 36
991631266.UG.FTS.B, 16.49%, 1/31/24 .. 839 863
991635849.UG.FTS.B, 16.49%, 1/31/24 .. 190 195
991642956.UG.FTS.B, 16.49%, 1/31/24 .. 244 252
991656655.UG.FTS.B, 16.49%, 1/31/24 .. 265 269
991658433.UG.FTS.B, 16.49%, 1/31/24 .. 905 933
991677334.UG.FTS.B, 16.49%, 1/31/24 .. 562 578
991702066.UG.FTS.B, 16.49%, 1/31/24 .. 28 29
991705318.UG.FTS.B, 16.49%, 1/31/24 .. 88 91
991741610.UG.FTS.B, 16.49%, 1/31/24 .. 56 57
991747537.UG.FTS.B, 17.47%, 1/31/24 .. 168 173
991750481.UG.FTS.B, 17.47%, 1/31/24 .. 12 13
991759068.UG.FTS.B, 17.47%, 1/31/24 .. 2,866 2,919
991637676.UG.FTS.B, 17.49%, 1/31/24 .. 127 130
991637719.UG.FTS.B, 17.49%, 1/31/24 .. 126 129
991639187.UG.FTS.B, 17.49%, 1/31/24 .. 320 329
991642846.UG.FTS.B, 17.49%, 1/31/24 .. 108 112
991654338.UG.FTS.B, 17.49%, 1/31/24 .. 39 40
991741139.UG.FTS.B, 17.49%, 1/31/24 .. 92 95
991742841.UG.FTS.B, 17.49%, 1/31/24 .. 776 800
991748407.UG.FTS.B, 17.49%, 1/31/24 .. 466 480
991780300.UG.FTS.B, 17.49%, 1/31/24 .. 219 225
991828385.UG.FTS.B, 17.49%, 1/31/24 .. 2 2
991835711.UG.FTS.B, 17.49%, 1/31/24 .. 742 760
991856913.UG.FTS.B, 17.49%, 1/31/24 .. 50 51
991869281.UG.FTS.B, 17.49%, 1/31/24 .. 296 303
991876321.UG.FTS.B, 17.49%, 1/31/24 .. 6 6
991798159.UG.FTS.B, 17.71%, 1/31/24 .. 49 50
991727199.UG.FTS.B, 17.99%, 1/31/24 .. 27 28
991655263.UG.FTS.B, 18.47%, 1/31/24 .. 737 755
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991676080.UG.FTS.B, 18.47%, 1/31/24 .. $ 45 $ 46
991686055.UG.FTS.B, 18.47%, 1/31/24 .. 198 204
991644537.UG.FTS.B, 18.71%, 1/31/24 .. 8 8
991651633.UG.FTS.B, 18.96%, 1/31/24 .. 307 315
991661216.UG.FTS.B, 19.3%, 1/31/24 ... 358 369
991686127.UG.FTS.B, 19.3%, 1/31/24 ... 281 288
991687417.UG.FTS.B, 19.3%, 1/31/24 ... 224 230
991628348.UG.FTS.B, 19.96%, 1/31/24 .. 260 267
991642331.UG.FTS.B, 19.96%, 1/31/24 .. 77 79
991651260.UG.FTS.B, 19.96%, 1/31/24 .. 68 70
991672930.UG.FTS.B, 19.96%, 1/31/24 .. 122 125
991681323.UG.FTS.B, 19.96%, 1/31/24 .. 175 180
991710638.UG.FTS.B, 19.96%, 1/31/24 .. 185 188
991713238.UG.FTS.B, 19.96%, 1/31/24 .. 145 150
991650296.UG.FTS.B, 20.47%, 1/31/24 .. 779 798
991668477.UG.FTS.B, 20.47%, 1/31/24 .. 51 53
991702014.UG.FTS.B, 20.47%, 1/31/24 .. 147 150
991653552.UG.FTS.B, 21.48%, 1/31/24 .. 148 150
991696310.UG.FTS.B, 21.48%, 1/31/24 .. 78 80
991705966.UG.FTS.B, 21.48%, 1/31/24 .. 137 141
991710376.UG.FTS.B, 21.48%, 1/31/24 .. 22 23
991643834.UG.FTS.B, 22.45%, 1/31/24 .. 118 121
991639414.UG.FTS.B, 22.47%, 1/31/24 .. 326 334
991707815.UG.FTS.B, 22.47%, 1/31/24 .. 67 68
991710192.UG.FTS.B, 22.47%, 1/31/24 .. 151 152
991678923.UG.FTS.B, 23.45%, 1/31/24 .. 698 705
991633530.UG.FTS.B, 25.45%, 1/31/24 .. 158 159
991698730.UG.FTS.B, 25.45%, 1/31/24 .. 6 6
991726930.UG.FTS.B, 15%, 2/01/24 ..... 149 153
991764182.UG.FTS.B, 15.47%, 2/01/24 .. 323 332
991688064.UG.FTS.B, 16.49%, 2/01/24 .. 16 15
991713586.UG.FTS.B, 16.49%, 2/01/24 .. 254 174
991724946.UG.FTS.B, 16.49%, 2/01/24 .. 1,857 1,900
991807161.UG.FTS.B, 16.49%, 2/01/24 .. 166 168
991668233.UG.FTS.B, 17.49%, 2/01/24 .. 98 100
991669770.UG.FTS.B, 17.49%, 2/01/24 .. 1,229 1,256
991675653.UG.FTS.B, 17.49%, 2/01/24 .. 470 473
991677316.UG.FTS.B, 17.49%, 2/01/24 .. 195 199
991708387.UG.FTS.B, 17.49%, 2/01/24 .. 159 163
991721077.UG.FTS.B, 17.49%, 2/01/24 .. 234 239
991785085.UG.FTS.B, 17.49%, 2/01/24 .. 102 104
991852657.UG.FTS.B, 17.49%, 2/01/24 .. 207 210
991869528.UG.FTS.B, 17.49%, 2/01/24 .. 116 118
991667665.UG.FTS.B, 14.47%, 2/02/24 .. 1,150 1,178
991678784.UG.FTS.B, 14.48%, 2/02/24 .. 32 33
991821818.UG.FTS.B, 14.48%, 2/02/24 .. 63 65
991900037.UG.FTS.B, 15.47%, 2/02/24 .. 3 3
991722113.UG.FTS.B, 15.49%, 2/02/24 .. 467 478
991668499.UG.FTS.B, 16.49%, 2/02/24 .. 235 239
991679739.UG.FTS.B, 16.49%, 2/02/24 .. 24 24
991684166.UG.FTS.B, 16.49%, 2/02/24 .. 105 107
991767798.UG.FTS.B, 16.49%, 2/02/24 .. 34 34
991768749.UG.FTS.B, 16.49%, 2/02/24 .. 1,246 1,275
991682132.UG.FTS.B, 17.47%, 2/02/24 .. 187 191
991688897.UG.FTS.B, 17.49%, 2/02/24 .. 568 580
991733262.UG.FTS.B, 17.49%, 2/02/24 .. 172 176
991734120.UG.FTS.B, 17.49%, 2/02/24 .. 207 212
991656661.UG.FTS.B, 17.71%, 2/02/24 .. 1,409 1,445

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991681257.UG.FTS.B, 17.49%, 2/03/24 .. $ 169 $ 173
991865832.UG.FTS.B, 17.49%, 2/03/24 .. 132 133
991729281.UG.FTS.B, 18.71%, 2/03/24 .. 571 579
991695999.UG.FTS.B, 19.96%, 2/03/24 .. 724 740
991693730.UG.FTS.B, 19.99%, 2/03/24 .. 271 277
991695190.UG.FTS.B, 22.47%, 2/03/24 .. 382 390
991891498.UG.FTS.B, 22.47%, 2/03/24 .. 102 103
991913841.UG.FTS.B, 22.47%, 2/03/24 .. 54 55
991693378.UG.FTS.B, 23.44%, 2/03/24 .. 173 177
991702806.UG.FTS.B, 23.45%, 2/03/24 .. 457 465
991732381.UG.FTS.B, 23.45%, 2/03/24 .. 189 192
991711117.UG.FTS.B, 25.44%, 2/03/24 ... 232 236
991702151.UG.FTS.B, 25.45%, 2/03/24 .. 91 90
991912006.UG.FTS.B, 27.99%, 2/03/24 .. 129 129
991680261.UG.FTS.B, 28.48%, 2/03/24 .. 333 334
991690009.UG.FTS.B, 28.48%, 2/03/24 .. 339 345
991702399.UG.FTS.B, 28.48%, 2/03/24 .. 35 35
991874849.UG.FTS.B, 28.48%, 2/03/24 .. 32 32
991901928.UG.FTS.B, 28.48%, 2/03/24 .. 65 66
991902514.UG.FTS.B, 28.48%, 2/03/24 .. 18 18
991904640.UG.FTS.B, 28.48%, 2/03/24 .. 228 229
991910482.UG.FTS.B, 28.48%, 2/03/24 .. 33 33
991681086.UG.FTS.B, 29.48%, 2/03/24 .. 69 69
991704230.UG.FTS.B, 29.48%, 2/03/24 .. 377 383
991705815.UG.FTS.B, 29.48%, 2/03/24 .. 379 382
991900344.UG.FTS.B, 29.48%, 2/03/24 .. 51 51
991659972.UG.FTS.B, 29.49%, 2/03/24 .. 2,151 2,188
991678302.UG.FTS.B, 29.49%, 2/03/24 .. 144 145
991679485.UG.FTS.B, 29.49%, 2/03/24 .. 629 621
991680860.UG.FTS.B, 29.49%, 2/03/24 .. 73 74
991687586.UG.FTS.B, 29.49%, 2/03/24 .. 116 118
991689928.UG.FTS.B, 29.49%, 2/03/24 .. 113 114
991693809.UG.FTS.B, 29.49%, 2/03/24 .. 106 107
991696571.UG.FTS.B, 29.49%, 2/03/24 .. 39 14
991699949.UG.FTS.B, 29.49%, 2/03/24 .. 243 241
991702908.UG.FTS.B, 29.49%, 2/03/24 .. 134 136
991705235.UG.FTS.B, 29.49%, 2/03/24 .. 33 33
991713394.UG.FTS.B, 29.49%, 2/03/24 .. 209 212
991714413.UG.FTS.B, 29.49%, 2/03/24 .. 55 56
991723826.UG.FTS.B, 29.49%, 2/03/24 .. 53 53
991726593.UG.FTS.B, 29.49%, 2/03/24 .. 66 67
991727796.UG.FTS.B, 29.49%, 2/03/24 .. 177 175
991733227.UG.FTS.B, 29.49%, 2/03/24 .. 1,189 1,202
991738598.UG.FTS.B, 29.49%, 2/03/24 .. 51 52
991741241.UG.FTS.B, 29.49%, 2/03/24 .. 109 109
991760491.UG.FTS.B, 29.49%, 2/03/24 .. 31 32
991763674.UG.FTS.B, 29.49%, 2/03/24 .. 57 58
991778703.UG.FTS.B, 29.49%, 2/03/24 .. 1,064 1,071
991785226.UG.FTS.B, 29.49%, 2/03/24 .. 202 205
991795299.UG.FTS.B, 29.49%, 2/03/24 .. 256 258
991795649.UG.FTS.B, 29.49%, 2/03/24 .. 175 174
991808350.UG.FTS.B, 29.49%, 2/03/24 .. 68 69
991815788.UG.FTS.B, 29.49%, 2/03/24 .. 128 128
991830693.UG.FTS.B, 29.49%, 2/03/24 .. 95 94
991831313.UG.FTS.B, 29.49%, 2/03/24 .. 407 407
991836116.UG.FTS.B, 29.49%, 2/03/24 .. 429 436
991857232.UG.FTS.B, 29.49%, 2/03/24 .. 1,052 1,045
991861447.UG.FTS.B, 29.49%, 2/03/24 .. 83 84
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991874745.UG.FTS.B, 29.49%, 2/03/24 .. $ 37 $ 37
991889122.UG.FTS.B, 29.49%, 2/03/24 .. 52 53
991892802.UG.FTS.B, 29.49%, 2/03/24 .. 32 33
991900126.UG.FTS.B, 29.49%, 2/03/24 .. 12 12
991909011.UG.FTS.B, 29.49%, 2/03/24 .. 24 23
991909246.UG.FTS.B, 29.49%, 2/03/24 .. 277 278
991909536.UG.FTS.B, 29.49%, 2/03/24 .. 26 26
991910436.UG.FTS.B, 29.49%, 2/03/24 .. 29 29
991910992.UG.FTS.B, 29.49%, 2/03/24 .. 39 40
991912648.UG.FTS.B, 29.49%, 2/03/24 .. 13 13
991913334.UG.FTS.B, 29.49%, 2/03/24 .. 8 8
991915208.UG.FTS.B, 29.49%, 2/03/24 .. 31 12
991918379.UG.FTS.B, 29.49%, 2/03/24 .. 21 21
991844970.UG.FTS.B, 15%, 2/04/24 ..... 1,392 1,427
991776059.UG.FTS.B, 15.47%, 2/04/24 .. 93 95
991854905.UG.FTS.B, 15.47%, 2/04/24 .. 371 381
991754220.UG.FTS.B, 15.49%, 2/04/24 .. 22 22
991687252.UG.FTS.B, 16.49%, 2/04/24 .. 60 61
991705198.UG.FTS.B, 17.49%, 2/04/24 .. 19 20
991686911.UG.FTS.B, 18.47%, 2/04/24 .. 108 111
991685554.UG.FTS.B, 18.71%, 2/04/24 .. 119 122
991768122.UG.FTS.B, 22.47%, 2/04/24 .. 75 76
991726743.UG.FTS.B, 23.45%, 2/04/24 .. 69 71
991856429.UG.FTS.B, 27.99%, 2/04/24 .. 166 166
991702673.UG.FTS.B, 28.48%, 2/04/24 .. 166 167
991711623.UG.FTS.B, 28.48%, 2/04/24 .. 14 14
991742407.UG.FTS.B, 28.48%, 2/04/24 .. 204 205
991875683.UG.FTS.B, 28.48%, 2/04/24 .. 144 144
991919081.UG.FTS.B, 28.48%, 2/04/24 .. 34 34
991923764.UG.FTS.B, 28.48%, 2/04/24 .. 16 16
991924972.UG.FTS.B, 28.48%, 2/04/24 .. 33 33
991688068.UG.FTS.B, 29.48%, 2/04/24 .. 404 413
991711305.UG.FTS.B, 29.48%, 2/04/24 .. 151 154
991737606.UG.FTS.B, 29.48%, 2/04/24 .. 216 218
991842330.UG.FTS.B, 29.48%, 2/04/24 .. 165 165
991879561.UG.FTS.B, 29.48%, 2/04/24 .. 118 118
991879835.UG.FTS.B, 29.48%, 2/04/24 .. 0 0
991892456.UG.FTS.B, 29.48%, 2/04/24 .. 42 42
991687855.UG.FTS.B, 29.49%, 2/04/24 .. 125 127
991690036.UG.FTS.B, 29.49%, 2/04/24 .. 157 159
991700800.UG.FTS.B, 29.49%, 2/04/24 .. 394 392
991700803.UG.FTS.B, 29.49%, 2/04/24 .. 166 168
991700847.UG.FTS.B, 29.49%, 2/04/24 .. 1,143 1,161
991702984.UG.FTS.B, 29.49%, 2/04/24 .. 121 122
991706472.UG.FTS.B, 29.49%, 2/04/24 .. 127 126
991711192.UG.FTS.B, 29.49%, 2/04/24 .. 102 24
991715507.UG.FTS.B, 29.49%, 2/04/24 .. 58 59
991726705.UG.FTS.B, 29.49%, 2/04/24 .. 216 218
991728226.UG.FTS.B, 29.49%, 2/04/24 .. 1,834 1,855
991732035.UG.FTS.B, 29.49%, 2/04/24 .. 4 4
991741073.UG.FTS.B, 29.49%, 2/04/24 .. 138 32
991741875.UG.FTS.B, 29.49%, 2/04/24 .. 267 269
991745008.UG.FTS.B, 29.49%, 2/04/24 .. 67 68
991756664.UG.FTS.B, 29.49%, 2/04/24 .. 159 160
991764301.UG.FTS.B, 29.49%, 2/04/24 .. 118 118
991788801.UG.FTS.B, 29.49%, 2/04/24 .. 186 186
991790411.UG.FTS.B, 29.49%, 2/04/24 .. 200 198
991791030.UG.FTS.B, 29.49%, 2/04/24 .. 236 30

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991796108.UG.FTS.B, 29.49%, 2/04/24 .. $ 60 $ 61
991804405.UG.FTS.B, 29.49%, 2/04/24 .. 141 142
991813259.UG.FTS.B, 29.49%, 2/04/24 .. 670 679
991829699.UG.FTS.B, 29.49%, 2/04/24 .. 70 71
991840498.UG.FTS.B, 29.49%, 2/04/24 .. 151 35
991847273.UG.FTS.B, 29.49%, 2/04/24 .. 172 173
991858925.UG.FTS.B, 29.49%, 2/04/24 .. 212 213
991874418.UG.FTS.B, 29.49%, 2/04/24 .. 19 19
991880139.UG.FTS.B, 29.49%, 2/04/24 .. 126 125
991883553.UG.FTS.B, 29.49%, 2/04/24 .. 29 29
991888221.UG.FTS.B, 29.49%, 2/04/24 .. 110 110
991894355.UG.FTS.B, 29.49%, 2/04/24 .. 158 159
991902885.UG.FTS.B, 29.49%, 2/04/24 .. 27 26
991909049.UG.FTS.B, 29.49%, 2/04/24 .. 95 95
991909980.UG.FTS.B, 29.49%, 2/04/24 .. 34 35
991910876.UG.FTS.B, 29.49%, 2/04/24 .. 557 558
991911528.UG.FTS.B, 29.49%, 2/04/24 .. 322 323
991911662.UG.FTS.B, 29.49%, 2/04/24 .. 38 39
991912074.UG.FTS.B, 29.49%, 2/04/24 .. 55 55
991913101.UG.FTS.B, 29.49%, 2/04/24 .. 60 60
991916784.UG.FTS.B, 29.49%, 2/04/24 .. 5 5
991917056.UG.FTS.B, 29.49%, 2/04/24 .. 380 377
991917798.UG.FTS.B, 29.49%, 2/04/24 .. 25 26
991919941.UG.FTS.B, 29.49%, 2/04/24 .. 32 32
991920191.UG.FTS.B, 29.49%, 2/04/24 .. 21 21
991921603.UG.FTS.B, 29.49%, 2/04/24 .. 51 51
991921668.UG.FTS.B, 29.49%, 2/04/24 .. 30 30
991922017.UG.FTS.B, 29.49%, 2/04/24 .. 30 30
991924220.UG.FTS.B, 29.49%, 2/04/24 .. 11 11
991719169.UG.FTS.B, 18.71%, 2/05/24 .. 156 157
991772760.UG.FTS.B, 18.71%, 2/05/24 .. 279 199
991698328.UG.FTS.B, 19.3%, 2/05/24 ... 61 62
991702868.UG.FTS.B, 19.3%, 2/05/24 ... 198 201
991711452.UG.FTS.B, 19.96%, 2/05/24 .. 202 207
991876008.UG.FTS.B, 19.96%, 2/05/24 .. 45 46
991693126.UG.FTS.B, 19.99%, 2/05/24 .. 129 132
991768477.UG.FTS.B, 19.99%, 2/05/24 .. 50 51
991815229.UG.FTS.B, 19.99%, 2/05/24 .. 56 57
991818135.UG.FTS.B, 19.99%, 2/05/24 .. 46 47
991910371.UG.FTS.B, 19.99%, 2/05/24 .. 44 45
991896939.UG.FTS.B, 20.47%, 2/05/24 .. 896 907
991900869.UG.FTS.B, 20.96%, 2/05/24 .. 90 92
991914493.UG.FTS.B, 20.96%, 2/05/24 .. 30 31
991779478.UG.FTS.B, 21.48%, 2/05/24 .. 389 397
991827138.UG.FTS.B, 21.48%, 2/05/24 .. 104 106
991854090.UG.FTS.B, 21.48%, 2/05/24 .. 214 219
991809209.UG.FTS.B, 22.45%, 2/05/24 .. 50 51
991727668.UG.FTS.B, 22.47%, 2/05/24 .. 0 0
991776899.UG.FTS.B, 22.47%, 2/05/24 .. 100 102
991698945.UG.FTS.B, 23.45%, 2/05/24 .. 253 258
991725398.UG.FTS.B, 23.45%, 2/05/24 .. 83 84
991938019.UG.FTS.B, 23.45%, 2/05/24 .. 186 187
991885330.UG.FTS.B, 24.45%, 2/05/24 .. 16 15
991809381.UG.FTS.B, 25.44%, 2/05/24 .. 241 243
991700243.UG.FTS.B, 25.45%, 2/05/24 .. 201 205
991866679.UG.FTS.B, 26.44%, 2/05/24 .. 102 104
991823832.UG.FTS.B, 27.95%, 2/05/24 .. 60 4
991679881.UG.FTS.B, 28.48%, 2/05/24 .. 26 26
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991697533.UG.FTS.B, 28.48%, 2/05/24 .. $ 61 $ 61
991705005.UG.FTS.B, 28.48%, 2/05/24 .. 58 59
991710955.UG.FTS.B, 28.48%, 2/05/24 .. 14 14
991712635.UG.FTS.B, 28.48%, 2/05/24 .. 355 358
991713761.UG.FTS.B, 28.48%, 2/05/24 .. 30 27
991735405.UG.FTS.B, 28.48%, 2/05/24 .. 73 73
991738161.UG.FTS.B, 28.48%, 2/05/24 .. 255 259
991739512.UG.FTS.B, 28.48%, 2/05/24 .. 149 150
991743493.UG.FTS.B, 28.48%, 2/05/24 .. 96 97
991744316.UG.FTS.B, 28.48%, 2/05/24 .. 264 269
991751198.UG.FTS.B, 28.48%, 2/05/24 .. 325 331
991754237.UG.FTS.B, 28.48%, 2/05/24 .. 153 155
991756677.UG.FTS.B, 28.48%, 2/05/24 .. 138 138
991756833.UG.FTS.B, 28.48%, 2/05/24 .. 81 82
991766340.UG.FTS.B, 28.48%, 2/05/24 .. 605 616
991773527.UG.FTS.B, 28.48%, 2/05/24 .. 37 37
991780618.UG.FTS.B, 28.48%, 2/05/24 .. 117 119
991783723.UG.FTS.B, 28.48%, 2/05/24 .. 90 65
991785400.UG.FTS.B, 28.48%, 2/05/24 .. 129 131
991818664.UG.FTS.B, 28.48%, 2/05/24 .. 1,070 1,065
991819563.UG.FTS.B, 28.48%, 2/05/24 .. 98 100
991829882.UG.FTS.B, 28.48%, 2/05/24 .. 40 40
991835745.UG.FTS.B, 28.48%, 2/05/24 .. 164 166
991837209.UG.FTS.B, 28.48%, 2/05/24 .. 125 127
991845532.UG.FTS.B, 28.48%, 2/05/24 .. 514 513
991852618.UG.FTS.B, 28.48%, 2/05/24 .. 104 104
991874473.UG.FTS.B, 28.48%, 2/05/24 .. 188 186
991886671.UG.FTS.B, 28.48%, 2/05/24 .. 67 69
991898117.UG.FTS.B, 28.48%, 2/05/24 .. 159 160
991901004.UG.FTS.B, 28.48%, 2/05/24 .. 87 87
991916369.UG.FTS.B, 28.48%, 2/05/24 .. 184 185
991919905.UG.FTS.B, 28.48%, 2/05/24 .. 739 733
991805200.UG.FTS.B, 29.46%, 2/05/24 .. 117 119
991802837.UG.FTS.B, 29.47%, 2/05/24 .. 14 14
991697955.UG.FTS.B, 29.48%, 2/05/24 .. 379 284
991700432.UG.FTS.B, 29.48%, 2/05/24 .. 51 51
991701867.UG.FTS.B, 29.48%, 2/05/24 .. 91 93
991702648.UG.FTS.B, 29.48%, 2/05/24 .. 47 48
991706005.UG.FTS.B, 29.48%, 2/05/24 .. 1 1
991707234.UG.FTS.B, 29.48%, 2/05/24 .. 34 34
991709685.UG.FTS.B, 29.48%, 2/05/24 .. 689 690
991711302.UG.FTS.B, 29.48%, 2/05/24 .. 3 3
991714933.UG.FTS.B, 29.48%, 2/05/24 .. 132 133
991716572.UG.FTS.B, 29.48%, 2/05/24 .. 91 93
991725591.UG.FTS.B, 29.48%, 2/05/24 .. 47 47
991733077.UG.FTS.B, 29.48%, 2/05/24 .. 37 37
991739122.UG.FTS.B, 29.48%, 2/05/24 .. 138 141
991747028.UG.FTS.B, 29.48%, 2/05/24 .. 6 6
991754699.UG.FTS.B, 29.48%, 2/05/24 .. 107 108
991755146.UG.FTS.B, 29.48%, 2/05/24 .. 223 227
991768220.UG.FTS.B, 29.48%, 2/05/24 .. 51 52
991779730.UG.FTS.B, 29.48%, 2/05/24 .. 64 65
991781448.UG.FTS.B, 29.48%, 2/05/24 .. 126 129
991792826.UG.FTS.B, 29.48%, 2/05/24 .. 259 261
991797219.UG.FTS.B, 29.48%, 2/05/24 .. 747 760
991799948.UG.FTS.B, 29.48%, 2/05/24 .. 42 43
991825293.UG.FTS.B, 29.48%, 2/05/24 .. 27 27
991833863.UG.FTS.B, 29.48%, 2/05/24 .. 187 190

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991838320.UG.FTS.B, 29.48%, 2/05/24 .. $ 79 $ 81
991854737.UG.FTS.B, 29.48%, 2/05/24 .. 844 851
991864151.UG.FTS.B, 29.48%, 2/05/24 .. 1,076 1,080
991898289.UG.FTS.B, 29.48%, 2/05/24 .. 92 93
991914626.UG.FTS.B, 29.48%, 2/05/24 .. 56 56
991679707.UG.FTS.B, 29.49%, 2/05/24 .. 332 338
991680432.UG.FTS.B, 29.49%, 2/05/24 .. 322 323
991681844.UG.FTS.B, 29.49%, 2/05/24 .. 958 975
991682447.UG.FTS.B, 29.49%, 2/05/24 .. 950 970
991692055.UG.FTS.B, 29.49%, 2/05/24 .. 326 326
991692728.UG.FTS.B, 29.49%, 2/05/24 .. 509 515
991693089.UG.FTS.B, 29.49%, 2/05/24 .. 152 152
991693747.UG.FTS.B, 29.49%, 2/05/24 .. 97 23
991693783.UG.FTS.B, 29.49%, 2/05/24 .. 76 76
991694163.UG.FTS.B, 29.49%, 2/05/24 .. 15 15
991695149.UG.FTS.B, 29.49%, 2/05/24 .. 65 65
991695622.UG.FTS.B, 29.49%, 2/05/24 .. 75 75
991695845.UG.FTS.B, 29.49%, 2/05/24 .. 34 13
991696162.UG.FTS.B, 29.49%, 2/05/24 .. 118 119
991696477.UG.FTS.B, 29.49%, 2/05/24 .. 1,049 1,051
991696616.UG.FTS.B, 29.49%, 2/05/24 .. 285 289
991696879.UG.FTS.B, 29.49%, 2/05/24 .. 580 589
991697001.UG.FTS.B, 29.49%, 2/05/24 .. 13 13
991697144.UG.FTS.B, 29.49%, 2/05/24 .. 107 108
991697343.UG.FTS.B, 29.49%, 2/05/24 .. 44 44
991697660.UG.FTS.B, 29.49%, 2/05/24 .. 16 16
991700056.UG.FTS.B, 29.49%, 2/05/24 .. 636 644
991700549.UG.FTS.B, 29.49%, 2/05/24 .. 65 66
991701473.UG.FTS.B, 29.49%, 2/05/24 .. 312 318
991702452.UG.FTS.B, 29.49%, 2/05/24 .. 7 7
991703889.UG.FTS.B, 29.49%, 2/05/24 .. 314 319
991704158.UG.FTS.B, 29.49%, 2/05/24 .. 17 8
991704518.UG.FTS.B, 29.49%, 2/05/24 .. 72 73
991705344.UG.FTS.B, 29.49%, 2/05/24 .. 84 85
991705462.UG.FTS.B, 29.49%, 2/05/24 .. 283 285
991705465.UG.FTS.B, 29.49%, 2/05/24 .. 119 97
991706450.UG.FTS.B, 29.49%, 2/05/24 .. 42 42
991706846.UG.FTS.B, 29.49%, 2/05/24 .. 193 197
991708749.UG.FTS.B, 29.49%, 2/05/24 .. 47 47
991709555.UG.FTS.B, 29.49%, 2/05/24 .. 45 45
991711063.UG.FTS.B, 29.49%, 2/05/24 .. 161 163
991711180.UG.FTS.B, 29.49%, 2/05/24 .. 8 8
991711397.UG.FTS.B, 29.49%, 2/05/24 .. 473 480
991712546.UG.FTS.B, 29.49%, 2/05/24 .. 98 100
991713122.UG.FTS.B, 29.49%, 2/05/24 .. 57 4
991713288.UG.FTS.B, 29.49%, 2/05/24 .. 74 75
991713498.UG.FTS.B, 29.49%, 2/05/24 .. 88 89
991713749.UG.FTS.B, 29.49%, 2/05/24 .. 10 10
991714141.UG.FTS.B, 29.49%, 2/05/24 .. 45 46
991715806.UG.FTS.B, 29.49%, 2/05/24 .. 25 25
991716267.UG.FTS.B, 29.49%, 2/05/24 .. 105 107
991716734.UG.FTS.B, 29.49%, 2/05/24 .. 246 246
991717197.UG.FTS.B, 29.49%, 2/05/24 .. 7 7
991718017.UG.FTS.B, 29.49%, 2/05/24 .. 119 120
991722519.UG.FTS.B, 29.49%, 2/05/24 .. 133 132
991723083.UG.FTS.B, 29.49%, 2/05/24 .. 190 193
991723420.UG.FTS.B, 29.49%, 2/05/24 .. 94 95
991724092.UG.FTS.B, 29.49%, 2/05/24 .. 93 93
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991724528.UG.FTS.B, 29.49%, 2/05/24 .. $ 177 $ 179
991724906.UG.FTS.B, 29.49%, 2/05/24 .. 25 26
991726322.UG.FTS.B, 29.49%, 2/05/24 .. 60 61
991726513.UG.FTS.B, 29.49%, 2/05/24 .. 18 18
991727828.UG.FTS.B, 29.49%, 2/05/24 .. 9 9
991729272.UG.FTS.B, 29.49%, 2/05/24 .. 126 126
991729702.UG.FTS.B, 29.49%, 2/05/24 .. 410 408
991729824.UG.FTS.B, 29.49%, 2/05/24 .. 277 282
991730567.UG.FTS.B, 29.49%, 2/05/24 .. 179 179
991730811.UG.FTS.B, 29.49%, 2/05/24 .. 1,910 1,950
991730878.UG.FTS.B, 29.49%, 2/05/24 .. 325 235
991731157.UG.FTS.B, 29.49%, 2/05/24 .. 159 118
991731679.UG.FTS.B, 29.49%, 2/05/24 .. 273 270
991733469.UG.FTS.B, 29.49%, 2/05/24 .. 43 42
991733625.UG.FTS.B, 29.49%, 2/05/24 .. 37 37
991737989.UG.FTS.B, 29.49%, 2/05/24 .. 75 76
991739387.UG.FTS.B, 29.49%, 2/05/24 .. 711 722
991741149.UG.FTS.B, 29.49%, 2/05/24 .. 364 361
991741214.UG.FTS.B, 29.49%, 2/05/24 .. 55 55
991741933.UG.FTS.B, 29.49%, 2/05/24 .. 292 289
991742642.UG.FTS.B, 29.49%, 2/05/24 .. 44 44
991743867.UG.FTS.B, 29.49%, 2/05/24 .. 111 110
991744990.UG.FTS.B, 29.49%, 2/05/24 .. 89 90
991745688.UG.FTS.B, 29.49%, 2/05/24 .. 55 56
991750870.UG.FTS.B, 29.49%, 2/05/24 .. 37 37
991751346.UG.FTS.B, 29.49%, 2/05/24 .. 147 148
991752632.UG.FTS.B, 29.49%, 2/05/24 .. 206 207
991753863.UG.FTS.B, 29.49%, 2/05/24 .. 18 18
991757073.UG.FTS.B, 29.49%, 2/05/24 .. 14 14
991757403.UG.FTS.B, 29.49%, 2/05/24 .. 47 47
991757885.UG.FTS.B, 29.49%, 2/05/24 .. 663 672
991757963.UG.FTS.B, 29.49%, 2/05/24 .. 32 32
991759355.UG.FTS.B, 29.49%, 2/05/24 .. 18 18
991759886.UG.FTS.B, 29.49%, 2/05/24 .. 83 85
991760033.UG.FTS.B, 29.49%, 2/05/24 .. 76 76
991760562.UG.FTS.B, 29.49%, 2/05/24 .. 38 38
991760937.UG.FTS.B, 29.49%, 2/05/24 .. 56 56
991762562.UG.FTS.B, 29.49%, 2/05/24 .. 112 113
991762619.UG.FTS.B, 29.49%, 2/05/24 .. 120 122
991763730.UG.FTS.B, 29.49%, 2/05/24 .. 16 16
991763866.UG.FTS.B, 29.49%, 2/05/24 .. 82 83
991773526.UG.FTS.B, 29.49%, 2/05/24 .. 378 384
991773707.UG.FTS.B, 29.49%, 2/05/24 .. 371 373
991774846.UG.FTS.B, 29.49%, 2/05/24 .. 331 336
991775549.UG.FTS.B, 29.49%, 2/05/24 .. 535 536
991776888.UG.FTS.B, 29.49%, 2/05/24 .. 20 21
991777302.UG.FTS.B, 29.49%, 2/05/24 .. 171 170
991779496.UG.FTS.B, 29.49%, 2/05/24 .. 436 442
991779729.UG.FTS.B, 29.49%, 2/05/24 .. 202 201
991783484.UG.FTS.B, 29.49%, 2/05/24 .. 251 254
991784091.UG.FTS.B, 29.49%, 2/05/24 .. 69 70
991785049.UG.FTS.B, 29.49%, 2/05/24 .. 124 126
991785208.UG.FTS.B, 29.49%, 2/05/24 .. 2 2
991786506.UG.FTS.B, 29.49%, 2/05/24 .. 230 235
991786889.UG.FTS.B, 29.49%, 2/05/24 .. 35 35
991787648.UG.FTS.B, 29.49%, 2/05/24 .. 555 562
991788242.UG.FTS.B, 29.49%, 2/05/24 .. 32 2
991788922.UG.FTS.B, 29.49%, 2/05/24 .. 635 645

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991790422.UG.FTS.B, 29.49%, 2/05/24 .. $ 17 $ 17
991790437.UG.FTS.B, 29.49%, 2/05/24 .. 43 43
991791302.UG.FTS.B, 29.49%, 2/05/24 .. 52 52
991794884.UG.FTS.B, 29.49%, 2/05/24 .. 532 540
991795706.UG.FTS.B, 29.49%, 2/05/24 .. 120 119
991796027.UG.FTS.B, 29.49%, 2/05/24 .. 177 179
991797436.UG.FTS.B, 29.49%, 2/05/24 .. 41 41
991798472.UG.FTS.B, 29.49%, 2/05/24 .. 26 11
991798887.UG.FTS.B, 29.49%, 2/05/24 .. 87 88
991799165.UG.FTS.B, 29.49%, 2/05/24 .. 100 101
991801405.UG.FTS.B, 29.49%, 2/05/24 .. 319 326
991804544.UG.FTS.B, 29.49%, 2/05/24 .. 101 100
991805403.UG.FTS.B, 29.49%, 2/05/24 .. 44 44
991805836.UG.FTS.B, 29.49%, 2/05/24 .. 75 73
991807322.UG.FTS.B, 29.49%, 2/05/24 .. 47 47
991807620.UG.FTS.B, 29.49%, 2/05/24 .. 30 30
991808770.UG.FTS.B, 29.49%, 2/05/24 .. 29 29
991810461.UG.FTS.B, 29.49%, 2/05/24 .. 179 181
991815042.UG.FTS.B, 29.49%, 2/05/24 .. 11 11
991815117.UG.FTS.B, 29.49%, 2/05/24 .. 99 99
991815549.UG.FTS.B, 29.49%, 2/05/24 .. 15 15
991816327.UG.FTS.B, 29.49%, 2/05/24 .. 975 969
991816825.UG.FTS.B, 29.49%, 2/05/24 .. 39 40
991821184.UG.FTS.B, 29.49%, 2/05/24 .. 159 159
991822999.UG.FTS.B, 29.49%, 2/05/24 .. 10 10
991825095.UG.FTS.B, 29.49%, 2/05/24 .. 417 422
991825274.UG.FTS.B, 29.49%, 2/05/24 .. 53 54
991827164.UG.FTS.B, 29.49%, 2/05/24 .. 60 60
991827302.UG.FTS.B, 29.49%, 2/05/24 .. 174 175
991831270.UG.FTS.B, 29.49%, 2/05/24 .. 232 230
991833796.UG.FTS.B, 29.49%, 2/05/24 .. 141 142
991835834.UG.FTS.B, 29.49%, 2/05/24 .. 93 94
991837619.UG.FTS.B, 29.49%, 2/05/24 .. 50 50
991839857.UG.FTS.B, 29.49%, 2/05/24 .. 40 40
991845074.UG.FTS.B, 29.49%, 2/05/24 .. 305 304
991845124.UG.FTS.B, 29.49%, 2/05/24 .. 170 125
991847475.UG.FTS.B, 29.49%, 2/05/24 .. 58 59
991848440.UG.FTS.B, 29.49%, 2/05/24 .. 55 54
991850514.UG.FTS.B, 29.49%, 2/05/24 .. 255 256
991850797.UG.FTS.B, 29.49%, 2/05/24 .. 179 180
991852272.UG.FTS.B, 29.49%, 2/05/24 .. 98 98
991852368.UG.FTS.B, 29.49%, 2/05/24 .. 287 286
991853715.UG.FTS.B, 29.49%, 2/05/24 .. 16 16
991857846.UG.FTS.B, 29.49%, 2/05/24 .. 32 32
991858745.UG.FTS.B, 29.49%, 2/05/24 .. 295 299
991858849.UG.FTS.B, 29.49%, 2/05/24 .. 58 58
991858897.UG.FTS.B, 29.49%, 2/05/24 .. 63 64
991859728.UG.FTS.B, 29.49%, 2/05/24 .. 15 15
991862959.UG.FTS.B, 29.49%, 2/05/24 .. 469 476
991865361.UG.FTS.B, 29.49%, 2/05/24 .. 20 20
991869449.UG.FTS.B, 29.49%, 2/05/24 .. 75 75
991875493.UG.FTS.B, 29.49%, 2/05/24 .. 13 13
991875810.UG.FTS.B, 29.49%, 2/05/24 .. 191 190
991879388.UG.FTS.B, 29.49%, 2/05/24 .. 86 85
991880706.UG.FTS.B, 29.49%, 2/05/24 .. 64 65
991881786.UG.FTS.B, 29.49%, 2/05/24 .. 68 69
991884438.UG.FTS.B, 29.49%, 2/05/24 .. 35 35
991884613.UG.FTS.B, 29.49%, 2/05/24 .. 20 20
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991886690.UG.FTS.B, 29.49%, 2/05/24 .. $ 113 $ 111
991889487.UG.FTS.B, 29.49%, 2/05/24 .. 97 96
991890862.UG.FTS.B, 29.49%, 2/05/24 .. 34 34
991898184.UG.FTS.B, 29.49%, 2/05/24 .. 80 79
991899976.UG.FTS.B, 29.49%, 2/05/24 .. 143 142
991900038.UG.FTS.B, 29.49%, 2/05/24 .. 54 54
991900410.UG.FTS.B, 29.49%, 2/05/24 .. 47 48
991901626.UG.FTS.B, 29.49%, 2/05/24 .. 259 255
991905879.UG.FTS.B, 29.49%, 2/05/24 .. 115 115
991908519.UG.FTS.B, 29.49%, 2/05/24 .. 94 94
991911294.UG.FTS.B, 29.49%, 2/05/24 .. 85 85
991912151.UG.FTS.B, 29.49%, 2/05/24 .. 325 322
991912389.UG.FTS.B, 29.49%, 2/05/24 .. 27 28
991916372.UG.FTS.B, 29.49%, 2/05/24 .. 21 21
991928169.UG.FTS.B, 29.49%, 2/05/24 .. 63 63
991930194.UG.FTS.B, 29.49%, 2/05/24 .. 93 93
991932077.UG.FTS.B, 29.49%, 2/05/24 .. 28 28
991932864.UG.FTS.B, 29.49%, 2/05/24 .. 75 76
991932898.UG.FTS.B, 29.49%, 2/05/24 .. 682 678
991935172.UG.FTS.B, 29.49%, 2/05/24 .. 89 88
991936900.UG.FTS.B, 29.49%, 2/05/24 .. 93 92
991704421.UG.FTS.B, 18.47%, 2/06/24 .. 71 71
991706844.UG.FTS.B, 18.47%, 2/06/24 .. 206 211
991766242.UG.FTS.B, 18.47%, 2/06/24 .. 212 216
991702860.UG.FTS.B, 18.71%, 2/06/24 .. 157 161
991812725.UG.FTS.B, 18.71%, 2/06/24 .. – –
991890872.UG.FTS.B, 19.3%, 2/06/24 ... 16 16
991743870.UG.FTS.B, 19.96%, 2/06/24 .. 31 31
991894070.UG.FTS.B, 19.96%, 2/06/24 .. 264 267
991928651.UG.FTS.B, 19.96%, 2/06/24 .. 696 705
991750813.UG.FTS.B, 19.99%, 2/06/24 .. 127 129
991911467.UG.FTS.B, 19.99%, 2/06/24 .. 75 76
991713559.UG.FTS.B, 20.47%, 2/06/24 .. 36 37
991719716.UG.FTS.B, 20.47%, 2/06/24 .. 429 438
991721661.UG.FTS.B, 20.47%, 2/06/24 .. 3,865 3,949
991740030.UG.FTS.B, 20.47%, 2/06/24 .. 285 291
991801406.UG.FTS.B, 20.47%, 2/06/24 .. 100 7
991829360.UG.FTS.B, 20.47%, 2/06/24 .. 38 39
991718257.UG.FTS.B, 20.96%, 2/06/24 .. 165 168
991721853.UG.FTS.B, 20.96%, 2/06/24 .. 299 303
991809389.UG.FTS.B, 20.96%, 2/06/24 .. 394 403
991714545.UG.FTS.B, 21.48%, 2/06/24 .. 266 270
991747919.UG.FTS.B, 21.48%, 2/06/24 .. 97 99
991764160.UG.FTS.B, 21.48%, 2/06/24 .. 166 169
991803770.UG.FTS.B, 21.48%, 2/06/24 .. 52 53
991896635.UG.FTS.B, 21.48%, 2/06/24 .. 569 574
991704625.UG.FTS.B, 22.47%, 2/06/24 .. 72 73
991735920.UG.FTS.B, 22.47%, 2/06/24 .. 144 17
991770409.UG.FTS.B, 22.47%, 2/06/24 .. 218 222
991818161.UG.FTS.B, 22.47%, 2/06/24 .. 636 642
991858801.UG.FTS.B, 22.47%, 2/06/24 .. 103 105
991713027.UG.FTS.B, 23.45%, 2/06/24 .. 446 455
991795177.UG.FTS.B, 23.45%, 2/06/24 .. 96 21
991908552.UG.FTS.B, 23.45%, 2/06/24 .. 279 282
991734865.UG.FTS.B, 25.45%, 2/06/24 .. 147 149
991703738.UG.FTS.B, 27.95%, 2/06/24 .. 6 6
991690169.UG.FTS.B, 28.48%, 2/06/24 .. 1,427 1,454
991700308.UG.FTS.B, 28.48%, 2/06/24 .. 53 53

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991701899.UG.FTS.B, 28.48%, 2/06/24 .. $ 176 $ 177
991702392.UG.FTS.B, 28.48%, 2/06/24 .. 180 184
991704340.UG.FTS.B, 28.48%, 2/06/24 .. 414 422
991705248.UG.FTS.B, 28.48%, 2/06/24 .. 35 36
991708303.UG.FTS.B, 28.48%, 2/06/24 .. 26 26
991709748.UG.FTS.B, 28.48%, 2/06/24 .. 48 48
991711318.UG.FTS.B, 28.48%, 2/06/24 .. 133 136
991713658.UG.FTS.B, 28.48%, 2/06/24 .. 190 191
991716848.UG.FTS.B, 28.48%, 2/06/24 .. 171 174
991719954.UG.FTS.B, 28.48%, 2/06/24 .. 977 225
991724225.UG.FTS.B, 28.48%, 2/06/24 .. 61 62
991726042.UG.FTS.B, 28.48%, 2/06/24 .. 41 42
991729743.UG.FTS.B, 28.48%, 2/06/24 .. 22 22
991730449.UG.FTS.B, 28.48%, 2/06/24 .. 190 193
991738872.UG.FTS.B, 28.48%, 2/06/24 .. 62 63
991740055.UG.FTS.B, 28.48%, 2/06/24 .. 663 675
991741244.UG.FTS.B, 28.48%, 2/06/24 .. 146 148
991742510.UG.FTS.B, 28.48%, 2/06/24 .. 16 16
991756963.UG.FTS.B, 28.48%, 2/06/24 .. 119 120
991758170.UG.FTS.B, 28.48%, 2/06/24 .. 89 91
991766960.UG.FTS.B, 28.48%, 2/06/24 .. 50 51
991776398.UG.FTS.B, 28.48%, 2/06/24 .. 197 200
991778391.UG.FTS.B, 28.48%, 2/06/24 .. 323 323
991780645.UG.FTS.B, 28.48%, 2/06/24 .. 353 359
991785489.UG.FTS.B, 28.48%, 2/06/24 .. 630 641
991787571.UG.FTS.B, 28.48%, 2/06/24 .. 52 53
991791057.UG.FTS.B, 28.48%, 2/06/24 .. 139 142
991803786.UG.FTS.B, 28.48%, 2/06/24 .. 147 150
991827686.UG.FTS.B, 28.48%, 2/06/24 .. 192 195
991831344.UG.FTS.B, 28.48%, 2/06/24 .. 122 122
991833476.UG.FTS.B, 28.48%, 2/06/24 .. 1,409 1,435
991833886.UG.FTS.B, 28.48%, 2/06/24 .. 19 19
991853055.UG.FTS.B, 28.48%, 2/06/24 .. 221 223
991853534.UG.FTS.B, 28.48%, 2/06/24 .. 188 191
991865763.UG.FTS.B, 28.48%, 2/06/24 .. 167 168
991895433.UG.FTS.B, 28.48%, 2/06/24 .. 750 94
991896815.UG.FTS.B, 28.48%, 2/06/24 .. 369 368
991937815.UG.FTS.B, 28.48%, 2/06/24 .. 148 146
991699505.UG.FTS.B, 29.48%, 2/06/24 .. 43 44
991702376.UG.FTS.B, 29.48%, 2/06/24 .. 27 27
991704767.UG.FTS.B, 29.48%, 2/06/24 .. 434 441
991710288.UG.FTS.B, 29.48%, 2/06/24 .. 13 13
991711309.UG.FTS.B, 29.48%, 2/06/24 .. 60 60
991711350.UG.FTS.B, 29.48%, 2/06/24 .. 489 485
991714474.UG.FTS.B, 29.48%, 2/06/24 .. 120 120
991725659.UG.FTS.B, 29.48%, 2/06/24 .. 78 78
991726043.UG.FTS.B, 29.48%, 2/06/24 .. 129 131
991739555.UG.FTS.B, 29.48%, 2/06/24 .. 127 129
991752409.UG.FTS.B, 29.48%, 2/06/24 .. 10 10
991767044.UG.FTS.B, 29.48%, 2/06/24 .. 10 10
991772431.UG.FTS.B, 29.48%, 2/06/24 .. 1,397 1,421
991781765.UG.FTS.B, 29.48%, 2/06/24 .. 51 51
991791271.UG.FTS.B, 29.48%, 2/06/24 .. 12 12
991793829.UG.FTS.B, 29.48%, 2/06/24 .. 51 16
991798043.UG.FTS.B, 29.48%, 2/06/24 .. 21 22
991819053.UG.FTS.B, 29.48%, 2/06/24 .. 94 95
991832143.UG.FTS.B, 29.48%, 2/06/24 .. 229 232
991835222.UG.FTS.B, 29.48%, 2/06/24 .. 752 758
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991851415.UG.FTS.B, 29.48%, 2/06/24 .. $ 27 $ 27
991859387.UG.FTS.B, 29.48%, 2/06/24 .. 6 6
991861015.UG.FTS.B, 29.48%, 2/06/24 .. 57 58
991894999.UG.FTS.B, 29.48%, 2/06/24 .. 655 661
991914678.UG.FTS.B, 29.48%, 2/06/24 .. 230 231
991928677.UG.FTS.B, 29.48%, 2/06/24 .. 187 187
991698911.UG.FTS.B, 29.49%, 2/06/24 .. 144 146
991700169.UG.FTS.B, 29.49%, 2/06/24 .. 215 218
991700219.UG.FTS.B, 29.49%, 2/06/24 .. 117 117
991700772.UG.FTS.B, 29.49%, 2/06/24 .. 286 287
991701271.UG.FTS.B, 29.49%, 2/06/24 .. 199 202
991701514.UG.FTS.B, 29.49%, 2/06/24 .. 27 28
991701883.UG.FTS.B, 29.49%, 2/06/24 .. 1,493 1,510
991702425.UG.FTS.B, 29.49%, 2/06/24 .. 17 17
991702589.UG.FTS.B, 29.49%, 2/06/24 .. 42 43
991702835.UG.FTS.B, 29.49%, 2/06/24 .. 224 227
991702991.UG.FTS.B, 29.49%, 2/06/24 .. 331 332
991703003.UG.FTS.B, 29.49%, 2/06/24 .. 65 18
991703043.UG.FTS.B, 29.49%, 2/06/24 .. 77 78
991703094.UG.FTS.B, 29.49%, 2/06/24 .. 69 70
991703613.UG.FTS.B, 29.49%, 2/06/24 .. 82 82
991704277.UG.FTS.B, 29.49%, 2/06/24 .. 512 513
991704372.UG.FTS.B, 29.49%, 2/06/24 .. 134 136
991704650.UG.FTS.B, 29.49%, 2/06/24 .. 4 4
991705086.UG.FTS.B, 29.49%, 2/06/24 .. 346 343
991705673.UG.FTS.B, 29.49%, 2/06/24 .. 51 51
991706233.UG.FTS.B, 29.49%, 2/06/24 .. 280 279
991706376.UG.FTS.B, 29.49%, 2/06/24 .. 148 150
991706434.UG.FTS.B, 29.49%, 2/06/24 .. 329 333
991706794.UG.FTS.B, 29.49%, 2/06/24 .. 115 115
991706855.UG.FTS.B, 29.49%, 2/06/24 .. 16 16
991707005.UG.FTS.B, 29.49%, 2/06/24 .. 534 539
991707306.UG.FTS.B, 29.49%, 2/06/24 .. 860 874
991707720.UG.FTS.B, 29.49%, 2/06/24 .. 21 9
991707852.UG.FTS.B, 29.49%, 2/06/24 .. 91 92
991708306.UG.FTS.B, 29.49%, 2/06/24 .. 19 19
991708729.UG.FTS.B, 29.49%, 2/06/24 .. 40 40
991709169.UG.FTS.B, 29.49%, 2/06/24 .. 113 114
991710056.UG.FTS.B, 29.49%, 2/06/24 .. 36 36
991710659.UG.FTS.B, 29.49%, 2/06/24 .. 66 54
991711265.UG.FTS.B, 29.49%, 2/06/24 .. 209 212
991711500.UG.FTS.B, 29.49%, 2/06/24 .. 7 7
991711897.UG.FTS.B, 29.49%, 2/06/24 .. 87 89
991713731.UG.FTS.B, 29.49%, 2/06/24 .. 92 93
991714822.UG.FTS.B, 29.49%, 2/06/24 .. 194 194
991715112.UG.FTS.B, 29.49%, 2/06/24 .. 125 123
991716404.UG.FTS.B, 29.49%, 2/06/24 .. 25 26
991717036.UG.FTS.B, 29.49%, 2/06/24 .. 20 20
991717164.UG.FTS.B, 29.49%, 2/06/24 .. 7 7
991717524.UG.FTS.B, 29.49%, 2/06/24 .. 222 226
991718539.UG.FTS.B, 29.49%, 2/06/24 .. 94 96
991722299.UG.FTS.B, 29.49%, 2/06/24 .. 135 136
991723140.UG.FTS.B, 29.49%, 2/06/24 .. 285 288
991723291.UG.FTS.B, 29.49%, 2/06/24 .. 32 33
991723907.UG.FTS.B, 29.49%, 2/06/24 .. 385 380
991725101.UG.FTS.B, 29.49%, 2/06/24 .. 61 62
991726212.UG.FTS.B, 29.49%, 2/06/24 .. 27 26
991726361.UG.FTS.B, 29.49%, 2/06/24 .. 717 727

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991727080.UG.FTS.B, 29.49%, 2/06/24 .. $ 60 $ 60
991730343.UG.FTS.B, 29.49%, 2/06/24 .. 237 241
991731423.UG.FTS.B, 29.49%, 2/06/24 .. 141 142
991732799.UG.FTS.B, 29.49%, 2/06/24 .. 474 478
991734017.UG.FTS.B, 29.49%, 2/06/24 .. 297 300
991734953.UG.FTS.B, 29.49%, 2/06/24 .. 242 241
991735402.UG.FTS.B, 29.49%, 2/06/24 .. 104 105
991735997.UG.FTS.B, 29.49%, 2/06/24 .. 178 179
991736136.UG.FTS.B, 29.49%, 2/06/24 .. 17 17
991736969.UG.FTS.B, 29.49%, 2/06/24 .. 206 210
991738288.UG.FTS.B, 29.49%, 2/06/24 .. 197 198
991738514.UG.FTS.B, 29.49%, 2/06/24 .. 201 204
991738581.UG.FTS.B, 29.49%, 2/06/24 .. 141 140
991739473.UG.FTS.B, 29.49%, 2/06/24 .. 114 115
991741909.UG.FTS.B, 29.49%, 2/06/24 .. 306 304
991743596.UG.FTS.B, 29.49%, 2/06/24 .. 51 52
991743988.UG.FTS.B, 29.49%, 2/06/24 .. 128 131
991746488.UG.FTS.B, 29.49%, 2/06/24 .. 15 15
991750749.UG.FTS.B, 29.49%, 2/06/24 .. 564 561
991754259.UG.FTS.B, 29.49%, 2/06/24 .. 32 12
991754427.UG.FTS.B, 29.49%, 2/06/24 .. 419 418
991754453.UG.FTS.B, 29.49%, 2/06/24 .. 132 134
991754554.UG.FTS.B, 29.49%, 2/06/24 .. 155 156
991756004.UG.FTS.B, 29.49%, 2/06/24 .. 223 226
991756713.UG.FTS.B, 29.49%, 2/06/24 .. 911 926
991757511.UG.FTS.B, 29.49%, 2/06/24 .. 98 98
991760581.UG.FTS.B, 29.49%, 2/06/24 .. 424 429
991762718.UG.FTS.B, 29.49%, 2/06/24 .. 164 166
991763617.UG.FTS.B, 29.49%, 2/06/24 .. 9 9
991763838.UG.FTS.B, 29.49%, 2/06/24 .. 42 42
991766178.UG.FTS.B, 29.49%, 2/06/24 .. 62 62
991766882.UG.FTS.B, 29.49%, 2/06/24 .. 210 213
991767912.UG.FTS.B, 29.49%, 2/06/24 .. 174 177
991768785.UG.FTS.B, 29.49%, 2/06/24 .. 31 31
991769363.UG.FTS.B, 29.49%, 2/06/24 .. 88 88
991775218.UG.FTS.B, 29.49%, 2/06/24 .. 272 275
991780320.UG.FTS.B, 29.49%, 2/06/24 .. 50 4
991780601.UG.FTS.B, 29.49%, 2/06/24 .. 132 134
991781219.UG.FTS.B, 29.49%, 2/06/24 .. 135 134
991787882.UG.FTS.B, 29.49%, 2/06/24 .. 62 51
991791590.UG.FTS.B, 29.49%, 2/06/24 .. 129 131
991792802.UG.FTS.B, 29.49%, 2/06/24 .. 755 768
991796474.UG.FTS.B, 29.49%, 2/06/24 .. 23 23
991797851.UG.FTS.B, 29.49%, 2/06/24 .. 65 66
991798948.UG.FTS.B, 29.49%, 2/06/24 .. 192 45
991800867.UG.FTS.B, 29.49%, 2/06/24 .. 41 41
991800876.UG.FTS.B, 29.49%, 2/06/24 .. 34 34
991802395.UG.FTS.B, 29.49%, 2/06/24 .. 203 206
991802450.UG.FTS.B, 29.49%, 2/06/24 .. 208 210
991802472.UG.FTS.B, 29.49%, 2/06/24 .. 43 43
991803366.UG.FTS.B, 29.49%, 2/06/24 .. 168 170
991804272.UG.FTS.B, 29.49%, 2/06/24 .. 79 79
991807744.UG.FTS.B, 29.49%, 2/06/24 .. 80 81
991807972.UG.FTS.B, 29.49%, 2/06/24 .. 558 567
991809220.UG.FTS.B, 29.49%, 2/06/24 .. 89 88
991811603.UG.FTS.B, 29.49%, 2/06/24 .. 99 99
991811852.UG.FTS.B, 29.49%, 2/06/24 .. 32 32
991812453.UG.FTS.B, 29.49%, 2/06/24 .. 136 137
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991815771.UG.FTS.B, 29.49%, 2/06/24 .. $ 60 $ 61
991820875.UG.FTS.B, 29.49%, 2/06/24 .. 37 37
991821283.UG.FTS.B, 29.49%, 2/06/24 .. 26 26
991821659.UG.FTS.B, 29.49%, 2/06/24 .. 424 422
991824369.UG.FTS.B, 29.49%, 2/06/24 .. 90 91
991825250.UG.FTS.B, 29.49%, 2/06/24 .. 143 142
991834896.UG.FTS.B, 29.49%, 2/06/24 .. 91 92
991835456.UG.FTS.B, 29.49%, 2/06/24 .. 1,497 1,490
991838757.UG.FTS.B, 29.49%, 2/06/24 .. 25 25
991841322.UG.FTS.B, 29.49%, 2/06/24 .. 80 81
991843601.UG.FTS.B, 29.49%, 2/06/24 .. 32 32
991845179.UG.FTS.B, 29.49%, 2/06/24 .. 188 191
991847495.UG.FTS.B, 29.49%, 2/06/24 .. 58 58
991847597.UG.FTS.B, 29.49%, 2/06/24 .. 14 2
991847730.UG.FTS.B, 29.49%, 2/06/24 .. 49 49
991848888.UG.FTS.B, 29.49%, 2/06/24 .. 148 150
991851571.UG.FTS.B, 29.49%, 2/06/24 .. 640 150
991854055.UG.FTS.B, 29.49%, 2/06/24 .. 938 948
991854221.UG.FTS.B, 29.49%, 2/06/24 .. 939 952
991857859.UG.FTS.B, 29.49%, 2/06/24 .. 21 21
991863148.UG.FTS.B, 29.49%, 2/06/24 .. 164 121
991863263.UG.FTS.B, 29.49%, 2/06/24 .. 1,876 1,906
991863348.UG.FTS.B, 29.49%, 2/06/24 .. 281 286
991864157.UG.FTS.B, 29.49%, 2/06/24 .. 218 219
991864784.UG.FTS.B, 29.49%, 2/06/24 .. 230 225
991864872.UG.FTS.B, 29.49%, 2/06/24 .. 45 45
991865672.UG.FTS.B, 29.49%, 2/06/24 .. 331 334
991867168.UG.FTS.B, 29.49%, 2/06/24 .. 15 15
991867936.UG.FTS.B, 29.49%, 2/06/24 .. 59 59
991868498.UG.FTS.B, 29.49%, 2/06/24 .. 6 6
991868697.UG.FTS.B, 29.49%, 2/06/24 .. 4 4
991872797.UG.FTS.B, 29.49%, 2/06/24 .. 20 20
991876619.UG.FTS.B, 29.49%, 2/06/24 .. 59 58
991877592.UG.FTS.B, 29.49%, 2/06/24 .. 902 904
991879365.UG.FTS.B, 29.49%, 2/06/24 .. 317 317
991879983.UG.FTS.B, 29.49%, 2/06/24 .. 41 40
991882456.UG.FTS.B, 29.49%, 2/06/24 .. 13 13
991891653.UG.FTS.B, 29.49%, 2/06/24 .. 148 148
991894974.UG.FTS.B, 29.49%, 2/06/24 .. 560 557
991895654.UG.FTS.B, 29.49%, 2/06/24 .. 572 567
991896555.UG.FTS.B, 29.49%, 2/06/24 .. 1,391 1,375
991898707.UG.FTS.B, 29.49%, 2/06/24 .. 93 93
991902326.UG.FTS.B, 29.49%, 2/06/24 .. 57 57
991903049.UG.FTS.B, 29.49%, 2/06/24 .. 78 79
991903575.UG.FTS.B, 29.49%, 2/06/24 .. 8 8
991903768.UG.FTS.B, 29.49%, 2/06/24 .. 2,246 2,241
991904739.UG.FTS.B, 29.49%, 2/06/24 .. 17 17
991906446.UG.FTS.B, 29.49%, 2/06/24 .. 260 259
991908232.UG.FTS.B, 29.49%, 2/06/24 .. 93 94
991908563.UG.FTS.B, 29.49%, 2/06/24 .. 184 182
991909273.UG.FTS.B, 29.49%, 2/06/24 .. 15 15
991913163.UG.FTS.B, 29.49%, 2/06/24 .. 108 108
991916003.UG.FTS.B, 29.49%, 2/06/24 .. 339 337
991917005.UG.FTS.B, 29.49%, 2/06/24 .. 138 138
991919051.UG.FTS.B, 29.49%, 2/06/24 .. 58 58
991920035.UG.FTS.B, 29.49%, 2/06/24 .. 104 104
991921170.UG.FTS.B, 29.49%, 2/06/24 .. 6 6
991922749.UG.FTS.B, 29.49%, 2/06/24 .. 49 49

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991923870.UG.FTS.B, 29.49%, 2/06/24 .. $ 300 $ 225
991924889.UG.FTS.B, 29.49%, 2/06/24 .. 18 18
991925585.UG.FTS.B, 29.49%, 2/06/24 .. 281 283
991932100.UG.FTS.B, 29.49%, 2/06/24 .. 51 52
991933341.UG.FTS.B, 29.49%, 2/06/24 .. 92 91
991935855.UG.FTS.B, 29.49%, 2/06/24 .. 51 51
991936718.UG.FTS.B, 29.49%, 2/06/24 .. 32 33
991952896.UG.FTS.B, 17.49%, 2/07/24 .. 923 939
991726829.UG.FTS.B, 18.47%, 2/07/24 .. 257 262
991908299.UG.FTS.B, 18.47%, 2/07/24 .. 93 94
991712054.UG.FTS.B, 18.48%, 2/07/24 .. 39 40
991706085.UG.FTS.B, 18.71%, 2/07/24 .. 18 18
991929945.UG.FTS.B, 18.71%, 2/07/24 .. 62 63
991786711.UG.FTS.B, 19.3%, 2/07/24 ... 6 6
991747268.UG.FTS.B, 19.96%, 2/07/24 .. 200 203
991726610.UG.FTS.B, 19.99%, 2/07/24 .. 3 3
991753959.UG.FTS.B, 19.99%, 2/07/24 .. 92 92
991759455.UG.FTS.B, 19.99%, 2/07/24 .. 373 374
991766916.UG.FTS.B, 19.99%, 2/07/24 .. 17 17
991883358.UG.FTS.B, 19.99%, 2/07/24 .. 18 1
991706118.UG.FTS.B, 20.47%, 2/07/24 .. 80 81
991746536.UG.FTS.B, 20.47%, 2/07/24 .. 480 489
991709348.UG.FTS.B, 20.96%, 2/07/24 .. 545 556
991722216.UG.FTS.B, 20.96%, 2/07/24 .. 183 187
991749666.UG.FTS.B, 20.96%, 2/07/24 .. 179 182
991810606.UG.FTS.B, 20.96%, 2/07/24 .. 2,246 2,295
991709699.UG.FTS.B, 21.48%, 2/07/24 .. 54 16
991766296.UG.FTS.B, 21.48%, 2/07/24 .. 262 267
991728476.UG.FTS.B, 22.45%, 2/07/24 .. 460 469
991788399.UG.FTS.B, 22.45%, 2/07/24 .. 144 147
991705944.UG.FTS.B, 22.47%, 2/07/24 .. 999 1,016
991765791.UG.FTS.B, 22.47%, 2/07/24 .. 185 188
991805714.UG.FTS.B, 22.47%, 2/07/24 .. 95 97
991824365.UG.FTS.B, 22.47%, 2/07/24 .. 157 160
991731634.UG.FTS.B, 23.45%, 2/07/24 .. 220 223
991897674.UG.FTS.B, 23.45%, 2/07/24 .. 144 145
991937198.UG.FTS.B, 24.45%, 2/07/24 .. 424 427
991731317.UG.FTS.B, 25.45%, 2/07/24 .. 47 48
991790087.UG.FTS.B, 25.45%, 2/07/24 .. 623 625
991795146.UG.FTS.B, 25.45%, 2/07/24 .. 331 337
991725466.UG.FTS.B, 26.44%, 2/07/24 .. 53 16
991742610.UG.FTS.B, 26.44%, 2/07/24 .. 46 47
991831112.UG.FTS.B, 26.44%, 2/07/24 .. 198 14
991938133.UG.FTS.B, 27.99%, 2/07/24 .. 75 75
991706634.UG.FTS.B, 28.48%, 2/07/24 .. 929 214
991710705.UG.FTS.B, 28.48%, 2/07/24 .. 46 47
991714808.UG.FTS.B, 28.48%, 2/07/24 .. 76 77
991715422.UG.FTS.B, 28.48%, 2/07/24 .. 10 10
991728554.UG.FTS.B, 28.48%, 2/07/24 .. 298 299
991731295.UG.FTS.B, 28.48%, 2/07/24 .. 0 0
991731457.UG.FTS.B, 28.48%, 2/07/24 .. 474 483
991741108.UG.FTS.B, 28.48%, 2/07/24 .. 827 191
991745000.UG.FTS.B, 28.48%, 2/07/24 .. 172 171
991756153.UG.FTS.B, 28.48%, 2/07/24 .. 196 196
991758069.UG.FTS.B, 28.48%, 2/07/24 .. 593 598
991758575.UG.FTS.B, 28.48%, 2/07/24 .. 36 36
991759844.UG.FTS.B, 28.48%, 2/07/24 .. 88 90
991764700.UG.FTS.B, 28.48%, 2/07/24 .. 105 107
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991778355.UG.FTS.B, 28.48%, 2/07/24 .. $ 49 $ 49
991799124.UG.FTS.B, 28.48%, 2/07/24 .. 51 51
991803011.UG.FTS.B, 28.48%, 2/07/24 .. 142 144
991804797.UG.FTS.B, 28.48%, 2/07/24 .. 2 2
991815918.UG.FTS.B, 28.48%, 2/07/24 .. 243 243
991818712.UG.FTS.B, 28.48%, 2/07/24 .. 403 405
991822357.UG.FTS.B, 28.48%, 2/07/24 .. 41 42
991850407.UG.FTS.B, 28.48%, 2/07/24 .. 71 72
991860532.UG.FTS.B, 28.48%, 2/07/24 .. 125 124
991917220.UG.FTS.B, 28.48%, 2/07/24 .. 196 195
991930736.UG.FTS.B, 28.48%, 2/07/24 .. 50 50
991707024.UG.FTS.B, 29.48%, 2/07/24 .. 66 66
991707304.UG.FTS.B, 29.48%, 2/07/24 .. 10 10
991709711.UG.FTS.B, 29.48%, 2/07/24 .. 345 351
991710613.UG.FTS.B, 29.48%, 2/07/24 .. 31 31
991711547.UG.FTS.B, 29.48%, 2/07/24 .. 113 114
991715983.UG.FTS.B, 29.48%, 2/07/24 .. 85 86
991717577.UG.FTS.B, 29.48%, 2/07/24 .. 83 84
991728869.UG.FTS.B, 29.48%, 2/07/24 .. 109 111
991729127.UG.FTS.B, 29.48%, 2/07/24 .. 372 380
991731888.UG.FTS.B, 29.48%, 2/07/24 .. 57 58
991734282.UG.FTS.B, 29.48%, 2/07/24 .. 50 51
991736572.UG.FTS.B, 29.48%, 2/07/24 .. 238 241
991739328.UG.FTS.B, 29.48%, 2/07/24 .. 61 49
991742699.UG.FTS.B, 29.48%, 2/07/24 .. 347 353
991751889.UG.FTS.B, 29.48%, 2/07/24 .. 86 88
991758401.UG.FTS.B, 29.48%, 2/07/24 .. 43 44
991760237.UG.FTS.B, 29.48%, 2/07/24 .. 295 300
991761553.UG.FTS.B, 29.48%, 2/07/24 .. 75 76
991769139.UG.FTS.B, 29.48%, 2/07/24 .. 154 157
991789076.UG.FTS.B, 29.48%, 2/07/24 .. 16 16
991797551.UG.FTS.B, 29.48%, 2/07/24 .. 260 264
991799412.UG.FTS.B, 29.48%, 2/07/24 .. 11 11
991803460.UG.FTS.B, 29.48%, 2/07/24 .. 266 271
991810928.UG.FTS.B, 29.48%, 2/07/24 .. 942 950
991813154.UG.FTS.B, 29.48%, 2/07/24 .. 335 341
991819883.UG.FTS.B, 29.48%, 2/07/24 .. 511 35
991824656.UG.FTS.B, 29.48%, 2/07/24 .. 20 20
991840368.UG.FTS.B, 29.48%, 2/07/24 .. 178 180
991923633.UG.FTS.B, 29.48%, 2/07/24 .. 471 473
991705242.UG.FTS.B, 29.49%, 2/07/24 .. 491 496
991705726.UG.FTS.B, 29.49%, 2/07/24 .. 50 51
991705831.UG.FTS.B, 29.49%, 2/07/24 .. 66 66
991705840.UG.FTS.B, 29.49%, 2/07/24 .. 263 265
991707631.UG.FTS.B, 29.49%, 2/07/24 .. 136 138
991707811.UG.FTS.B, 29.49%, 2/07/24 .. 52 53
991708520.UG.FTS.B, 29.49%, 2/07/24 .. 381 385
991709347.UG.FTS.B, 29.49%, 2/07/24 .. 53 54
991709349.UG.FTS.B, 29.49%, 2/07/24 .. 38 38
991709436.UG.FTS.B, 29.49%, 2/07/24 .. 46 47
991709556.UG.FTS.B, 29.49%, 2/07/24 .. 94 95
991710918.UG.FTS.B, 29.49%, 2/07/24 .. 56 47
991711441.UG.FTS.B, 29.49%, 2/07/24 .. 86 86
991711765.UG.FTS.B, 29.49%, 2/07/24 .. 499 509
991712265.UG.FTS.B, 29.49%, 2/07/24 .. 134 136
991712289.UG.FTS.B, 29.49%, 2/07/24 .. 140 142
991712442.UG.FTS.B, 29.49%, 2/07/24 .. 293 296
991712942.UG.FTS.B, 29.49%, 2/07/24 .. 159 161

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991713532.UG.FTS.B, 29.49%, 2/07/24 .. $ 39 $ 39
991714110.UG.FTS.B, 29.49%, 2/07/24 .. 169 172
991714291.UG.FTS.B, 29.49%, 2/07/24 .. 43 43
991714530.UG.FTS.B, 29.49%, 2/07/24 .. 155 157
991714622.UG.FTS.B, 29.49%, 2/07/24 .. 1,248 1,262
991714627.UG.FTS.B, 29.49%, 2/07/24 .. 261 266
991715143.UG.FTS.B, 29.49%, 2/07/24 .. 13 13
991717559.UG.FTS.B, 29.49%, 2/07/24 .. 103 105
991720763.UG.FTS.B, 29.49%, 2/07/24 .. 238 241
991721981.UG.FTS.B, 29.49%, 2/07/24 .. 143 145
991722386.UG.FTS.B, 29.49%, 2/07/24 .. 143 145
991723169.UG.FTS.B, 29.49%, 2/07/24 .. 197 47
991723256.UG.FTS.B, 29.49%, 2/07/24 .. 29 29
991724085.UG.FTS.B, 29.49%, 2/07/24 .. 220 224
991724317.UG.FTS.B, 29.49%, 2/07/24 .. 131 130
991724940.UG.FTS.B, 29.49%, 2/07/24 .. 421 428
991725077.UG.FTS.B, 29.49%, 2/07/24 .. 59 60
991726224.UG.FTS.B, 29.49%, 2/07/24 .. 7 7
991726634.UG.FTS.B, 29.49%, 2/07/24 .. 301 302
991726842.UG.FTS.B, 29.49%, 2/07/24 .. 116 118
991729154.UG.FTS.B, 29.49%, 2/07/24 .. 589 598
991729259.UG.FTS.B, 29.49%, 2/07/24 .. 285 289
991729859.UG.FTS.B, 29.49%, 2/07/24 .. 470 471
991731671.UG.FTS.B, 29.49%, 2/07/24 .. 54 53
991732311.UG.FTS.B, 29.49%, 2/07/24 .. 91 91
991732502.UG.FTS.B, 29.49%, 2/07/24 .. 190 192
991734122.UG.FTS.B, 29.49%, 2/07/24 .. 45 45
991734419.UG.FTS.B, 29.49%, 2/07/24 .. 133 135
991735127.UG.FTS.B, 29.49%, 2/07/24 .. 27 27
991735481.UG.FTS.B, 29.49%, 2/07/24 .. 104 104
991736007.UG.FTS.B, 29.49%, 2/07/24 .. 152 150
991736235.UG.FTS.B, 29.49%, 2/07/24 .. 105 104
991736257.UG.FTS.B, 29.49%, 2/07/24 .. 199 201
991736904.UG.FTS.B, 29.49%, 2/07/24 .. 81 20
991742022.UG.FTS.B, 29.49%, 2/07/24 .. 211 215
991743504.UG.FTS.B, 29.49%, 2/07/24 .. 447 31
991745332.UG.FTS.B, 29.49%, 2/07/24 .. 18 18
991745483.UG.FTS.B, 29.49%, 2/07/24 .. 635 639
991746695.UG.FTS.B, 29.49%, 2/07/24 .. 107 107
991747730.UG.FTS.B, 29.49%, 2/07/24 .. 353 357
991747763.UG.FTS.B, 29.49%, 2/07/24 .. 113 115
991750233.UG.FTS.B, 29.49%, 2/07/24 .. 241 186
991750279.UG.FTS.B, 29.49%, 2/07/24 .. 43 43
991752944.UG.FTS.B, 29.49%, 2/07/24 .. 40 40
991753589.UG.FTS.B, 29.49%, 2/07/24 .. 15 15
991754760.UG.FTS.B, 29.49%, 2/07/24 .. 110 110
991755183.UG.FTS.B, 29.49%, 2/07/24 .. 97 99
991755560.UG.FTS.B, 29.49%, 2/07/24 .. 17 17
991755836.UG.FTS.B, 29.49%, 2/07/24 .. 80 11
991756174.UG.FTS.B, 29.49%, 2/07/24 .. 318 323
991757757.UG.FTS.B, 29.49%, 2/07/24 .. 97 99
991758636.UG.FTS.B, 29.49%, 2/07/24 .. 54 54
991758864.UG.FTS.B, 29.49%, 2/07/24 .. 210 210
991760583.UG.FTS.B, 29.49%, 2/07/24 .. 264 265
991762212.UG.FTS.B, 29.49%, 2/07/24 .. 630 631
991766456.UG.FTS.B, 29.49%, 2/07/24 .. 126 127
991767246.UG.FTS.B, 29.49%, 2/07/24 .. 137 139
991768200.UG.FTS.B, 29.49%, 2/07/24 .. 29 29
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991768735.UG.FTS.B, 29.49%, 2/07/24 .. $ 1,285 $ 1,280
991772407.UG.FTS.B, 29.49%, 2/07/24 .. 84 86
991775214.UG.FTS.B, 29.49%, 2/07/24 .. 38 38
991776560.UG.FTS.B, 29.49%, 2/07/24 .. 52 52
991776930.UG.FTS.B, 29.49%, 2/07/24 .. 132 131
991779526.UG.FTS.B, 29.49%, 2/07/24 .. 92 93
991779533.UG.FTS.B, 29.49%, 2/07/24 .. 31 32
991780524.UG.FTS.B, 29.49%, 2/07/24 .. 150 151
991781431.UG.FTS.B, 29.49%, 2/07/24 .. 52 52
991781548.UG.FTS.B, 29.49%, 2/07/24 .. 737 552
991782258.UG.FTS.B, 29.49%, 2/07/24 .. 1,792 1,822
991782377.UG.FTS.B, 29.49%, 2/07/24 .. 94 96
991786276.UG.FTS.B, 29.49%, 2/07/24 .. 513 517
991787046.UG.FTS.B, 29.49%, 2/07/24 .. 71 72
991787787.UG.FTS.B, 29.49%, 2/07/24 .. 43 43
991788484.UG.FTS.B, 29.49%, 2/07/24 .. 65 66
991794751.UG.FTS.B, 29.49%, 2/07/24 .. 248 251
991795789.UG.FTS.B, 29.49%, 2/07/24 .. 172 174
991799311.UG.FTS.B, 29.49%, 2/07/24 .. 37 38
991800270.UG.FTS.B, 29.49%, 2/07/24 .. 20 20
991802071.UG.FTS.B, 29.49%, 2/07/24 .. 236 240
991803214.UG.FTS.B, 29.49%, 2/07/24 .. 88 89
991804746.UG.FTS.B, 29.49%, 2/07/24 .. 74 74
991805956.UG.FTS.B, 29.49%, 2/07/24 .. 30 30
991813759.UG.FTS.B, 29.49%, 2/07/24 .. 110 110
991814041.UG.FTS.B, 29.49%, 2/07/24 .. 62 62
991814326.UG.FTS.B, 29.49%, 2/07/24 .. 19 9
991814879.UG.FTS.B, 29.49%, 2/07/24 .. 50 51
991815143.UG.FTS.B, 29.49%, 2/07/24 .. 72 73
991817194.UG.FTS.B, 29.49%, 2/07/24 .. 107 109
991817987.UG.FTS.B, 29.49%, 2/07/24 .. 93 95
991822013.UG.FTS.B, 29.49%, 2/07/24 .. 164 165
991823863.UG.FTS.B, 29.49%, 2/07/24 .. 60 61
991823909.UG.FTS.B, 29.49%, 2/07/24 .. 97 98
991826644.UG.FTS.B, 29.49%, 2/07/24 .. 49 49
991828058.UG.FTS.B, 29.49%, 2/07/24 .. 18 17
991829590.UG.FTS.B, 29.49%, 2/07/24 .. 22 22
991833748.UG.FTS.B, 29.49%, 2/07/24 .. 1,729 1,753
991835130.UG.FTS.B, 29.49%, 2/07/24 .. 141 143
991838231.UG.FTS.B, 29.49%, 2/07/24 .. 76 77
991838362.UG.FTS.B, 29.49%, 2/07/24 .. 195 197
991839999.UG.FTS.B, 29.49%, 2/07/24 .. 90 91
991840310.UG.FTS.B, 29.49%, 2/07/24 .. 271 273
991842041.UG.FTS.B, 29.49%, 2/07/24 .. 118 120
991844653.UG.FTS.B, 29.49%, 2/07/24 .. 447 454
991845454.UG.FTS.B, 29.49%, 2/07/24 .. 678 685
991846751.UG.FTS.B, 29.49%, 2/07/24 .. 51 52
991847271.UG.FTS.B, 29.49%, 2/07/24 .. 2 2
991847296.UG.FTS.B, 29.49%, 2/07/24 .. 461 458
991849970.UG.FTS.B, 29.49%, 2/07/24 .. 77 78
991850440.UG.FTS.B, 29.49%, 2/07/24 .. 205 208
991852099.UG.FTS.B, 29.49%, 2/07/24 .. 85 85
991852247.UG.FTS.B, 29.49%, 2/07/24 .. 774 773
991852683.UG.FTS.B, 29.49%, 2/07/24 .. 166 168
991852938.UG.FTS.B, 29.49%, 2/07/24 .. 32 32
991858699.UG.FTS.B, 29.49%, 2/07/24 .. 43 43
991860170.UG.FTS.B, 29.49%, 2/07/24 .. 379 385
991860524.UG.FTS.B, 29.49%, 2/07/24 .. 511 512

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991860697.UG.FTS.B, 29.49%, 2/07/24 .. $ 46 $ 47
991862617.UG.FTS.B, 29.49%, 2/07/24 .. 29 29
991866154.UG.FTS.B, 29.49%, 2/07/24 .. 92 69
991871627.UG.FTS.B, 29.49%, 2/07/24 .. 316 316
991874547.UG.FTS.B, 29.49%, 2/07/24 .. 83 84
991875785.UG.FTS.B, 29.49%, 2/07/24 .. 13 13
991877124.UG.FTS.B, 29.49%, 2/07/24 .. 104 24
991878209.UG.FTS.B, 29.49%, 2/07/24 .. 13 13
991878603.UG.FTS.B, 29.49%, 2/07/24 .. 36 36
991881568.UG.FTS.B, 29.49%, 2/07/24 .. 289 293
991883582.UG.FTS.B, 29.49%, 2/07/24 .. 47 47
991884351.UG.FTS.B, 29.49%, 2/07/24 .. 70 71
991886611.UG.FTS.B, 29.49%, 2/07/24 .. 113 113
991889120.UG.FTS.B, 29.49%, 2/07/24 .. 291 291
991895135.UG.FTS.B, 29.49%, 2/07/24 .. 129 129
991895535.UG.FTS.B, 29.49%, 2/07/24 .. 277 275
991897062.UG.FTS.B, 29.49%, 2/07/24 .. 68 69
991897574.UG.FTS.B, 29.49%, 2/07/24 .. 2,105 2,111
991906492.UG.FTS.B, 29.49%, 2/07/24 .. 17 17
991907860.UG.FTS.B, 29.49%, 2/07/24 .. 140 141
991911201.UG.FTS.B, 29.49%, 2/07/24 .. 432 429
991911466.UG.FTS.B, 29.49%, 2/07/24 .. 15 15
991916558.UG.FTS.B, 29.49%, 2/07/24 .. 47 48
991918742.UG.FTS.B, 29.49%, 2/07/24 .. 140 141
991918817.UG.FTS.B, 29.49%, 2/07/24 .. 133 132
991920447.UG.FTS.B, 29.49%, 2/07/24 .. 79 80
991920714.UG.FTS.B, 29.49%, 2/07/24 .. 138 138
991922620.UG.FTS.B, 29.49%, 2/07/24 .. 19 18
991927650.UG.FTS.B, 29.49%, 2/07/24 .. 97 72
991928006.UG.FTS.B, 29.49%, 2/07/24 .. 93 94
991928452.UG.FTS.B, 29.49%, 2/07/24 .. 63 63
991931612.UG.FTS.B, 29.49%, 2/07/24 .. 18 18
991933297.UG.FTS.B, 29.49%, 2/07/24 .. 27 4
991934345.UG.FTS.B, 29.49%, 2/07/24 .. 37 37
991935865.UG.FTS.B, 29.49%, 2/07/24 .. 33 34
991888412.UG.FTS.B, 14.48%, 2/09/24 .. 113 77
991786830.UG.FTS.B, 15.47%, 2/09/24 .. 44 45
991864002.UG.FTS.B, 15.49%, 2/09/24 .. 56 17
991734323.UG.FTS.B, 16.49%, 2/09/24 .. 222 228
991766506.UG.FTS.B, 17.49%, 2/09/24 .. 93 94
991863681.UG.FTS.B, 29.49%, 4/07/24 .. 546 418
991487037.UG.FTS.B, 14.98%, 1/13/25 .. 1,713 1,758
991499314.UG.FTS.B, 16.99%, 1/14/25 .. 407 418
991506497.UG.FTS.B, 15%, 1/15/25 ..... 725 729
991508732.UG.FTS.B, 16.99%, 1/15/25 .. 1,600 298
991511409.UG.FTS.B, 16.99%, 1/15/25 .. 423 432
991512643.UG.FTS.B, 16.99%, 1/15/25 .. 2,028 2,075
991507886.UG.FTS.B, 17.99%, 1/15/25 .. 177 181
991514741.UG.FTS.B, 17.99%, 1/15/25 .. 4,345 4,459
991516410.UG.FTS.B, 14.98%, 1/16/25 .. 69 70
991515511.UG.FTS.B, 16.99%, 1/16/25 .. 179 184
991516515.UG.FTS.B, 17.99%, 1/16/25 .. 534 539
991534259.UG.FTS.B, 19.99%, 1/18/25 .. 2,501 2,566
991540248.UG.FTS.B, 19.99%, 1/18/25 .. 256 254
991542919.UG.FTS.B, 19.99%, 1/18/25 .. 527 540
991543349.UG.FTS.B, 19.99%, 1/18/25 .. 1,198 1,226
991569157.UG.FTS.B, 19.99%, 1/18/25 .. 163 165
991596625.UG.FTS.B, 19.99%, 1/18/25 .. 326 329
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991613831.UG.FTS.B, 19.99%, 1/18/25 .. $ 384 $ 394
991670994.UG.FTS.B, 19.99%, 1/18/25 .. 35 35
991738583.UG.FTS.B, 19.99%, 1/18/25 .. 166 169
991741235.UG.FTS.B, 19.99%, 1/18/25 .. 80 82
991745136.UG.FTS.B, 19.99%, 1/18/25 .. 82 84
991764285.UG.FTS.B, 19.99%, 1/18/25 .. 247 251
991535930.UG.FTS.B, 27.95%, 1/18/25 .. 1,942 1,990
991541397.UG.FTS.B, 27.95%, 1/18/25 .. 322 322
991553396.UG.FTS.B, 27.99%, 1/18/25 .. 232 233
991536073.UG.FTS.B, 28.98%, 1/18/25 .. 188 190
991537321.UG.FTS.B, 28.98%, 1/18/25 .. 389 389
991538559.UG.FTS.B, 28.98%, 1/18/25 .. 112 112
991541578.UG.FTS.B, 28.98%, 1/18/25 .. 89 91
991541730.UG.FTS.B, 28.98%, 1/18/25 .. 1,335 1,354
991543847.UG.FTS.B, 28.98%, 1/18/25 .. 139 140
991547864.UG.FTS.B, 28.98%, 1/18/25 .. 751 769
991548072.UG.FTS.B, 28.98%, 1/18/25 .. 1,376 1,395
991553822.UG.FTS.B, 28.98%, 1/18/25 .. 493 505
991560549.UG.FTS.B, 28.98%, 1/18/25 .. 17 17
991563160.UG.FTS.B, 28.98%, 1/18/25 .. 96 98
991564531.UG.FTS.B, 28.98%, 1/18/25 .. 895 900
991567254.UG.FTS.B, 28.98%, 1/18/25 .. 1,535 1,554
991571658.UG.FTS.B, 28.98%, 1/18/25 .. 171 175
991578090.UG.FTS.B, 28.98%, 1/18/25 .. 126 127
991586801.UG.FTS.B, 28.98%, 1/18/25 .. 242 245
991592026.UG.FTS.B, 28.98%, 1/18/25 .. 211 216
991605601.UG.FTS.B, 28.98%, 1/18/25 .. 164 164
991625562.UG.FTS.B, 28.98%, 1/18/25 .. 95 97
991633024.UG.FTS.B, 28.98%, 1/18/25 .. 468 475
991643127.UG.FTS.B, 28.98%, 1/18/25 .. 193 195
991643598.UG.FTS.B, 28.98%, 1/18/25 .. 169 173
991644065.UG.FTS.B, 28.98%, 1/18/25 .. 878 891
991646974.UG.FTS.B, 28.98%, 1/18/25 .. 218 222
991660042.UG.FTS.B, 28.98%, 1/18/25 .. 199 202
991662279.UG.FTS.B, 28.98%, 1/18/25 .. 127 129
991668582.UG.FTS.B, 28.98%, 1/18/25 .. 374 380
991669237.UG.FTS.B, 28.98%, 1/18/25 .. 95 97
991709695.UG.FTS.B, 28.98%, 1/18/25 .. 502 509
991727934.UG.FTS.B, 28.98%, 1/18/25 .. 329 42
991734107.UG.FTS.B, 28.98%, 1/18/25 .. 75 76
991767339.UG.FTS.B, 28.98%, 1/18/25 .. 61 63
991769882.UG.FTS.B, 28.98%, 1/18/25 .. 8 8
991770623.UG.FTS.B, 28.98%, 1/18/25 .. 839 851
991640372.UG.FTS.B, 29.45%, 1/18/25 .. 627 636
991757891.UG.FTS.B, 29.45%, 1/18/25 .. 84 83
991766780.UG.FTS.B, 29.45%, 1/18/25 .. 163 165
991534976.UG.FTS.B, 29.46%, 1/18/25 .. 1,378 1,404
991554221.UG.FTS.B, 29.46%, 1/18/25 .. 2,907 2,928
991554391.UG.FTS.B, 29.46%, 1/18/25 .. 636 640
991629920.UG.FTS.B, 29.46%, 1/18/25 .. 104 104
991662485.UG.FTS.B, 29.46%, 1/18/25 .. 956 948
991670069.UG.FTS.B, 29.46%, 1/18/25 .. 594 608
991567035.UG.FTS.B, 29.48%, 1/18/25 .. 616 630
991534418.UG.FTS.B, 29.49%, 1/18/25 .. 165 21
991534713.UG.FTS.B, 29.49%, 1/18/25 .. 412 420
991535459.UG.FTS.B, 29.49%, 1/18/25 .. 259 264
991535708.UG.FTS.B, 29.49%, 1/18/25 .. 140 141
991536072.UG.FTS.B, 29.49%, 1/18/25 .. 483 494

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991536876.UG.FTS.B, 29.49%, 1/18/25 .. $ 303 $ 306
991536929.UG.FTS.B, 29.49%, 1/18/25 .. 1,476 1,486
991537021.UG.FTS.B, 29.49%, 1/18/25 .. 191 195
991538752.UG.FTS.B, 29.49%, 1/18/25 .. 41 42
991540546.UG.FTS.B, 29.49%, 1/18/25 .. 112 114
991540582.UG.FTS.B, 29.49%, 1/18/25 .. 2,457 2,516
991540673.UG.FTS.B, 29.49%, 1/18/25 .. 228 233
991541260.UG.FTS.B, 29.49%, 1/18/25 .. 105 72
991541273.UG.FTS.B, 29.49%, 1/18/25 .. 175 179
991542221.UG.FTS.B, 29.49%, 1/18/25 .. 270 277
991542253.UG.FTS.B, 29.49%, 1/18/25 .. 402 407
991543638.UG.FTS.B, 29.49%, 1/18/25 .. 151 153
991543705.UG.FTS.B, 29.49%, 1/18/25 .. 63 63
991544799.UG.FTS.B, 29.49%, 1/18/25 .. 264 265
991545277.UG.FTS.B, 29.49%, 1/18/25 .. 394 404
991545704.UG.FTS.B, 29.49%, 1/18/25 .. 427 428
991546622.UG.FTS.B, 29.49%, 1/18/25 .. 1,168 1,196
991547229.UG.FTS.B, 29.49%, 1/18/25 .. 478 488
991547666.UG.FTS.B, 29.49%, 1/18/25 .. 4 4
991555804.UG.FTS.B, 29.49%, 1/18/25 .. 88 89
991556476.UG.FTS.B, 29.49%, 1/18/25 .. 743 755
991560367.UG.FTS.B, 29.49%, 1/18/25 .. 599 607
991563121.UG.FTS.B, 29.49%, 1/18/25 .. 1,118 1,144
991563278.UG.FTS.B, 29.49%, 1/18/25 .. 232 237
991568797.UG.FTS.B, 29.49%, 1/18/25 .. 138 140
991575618.UG.FTS.B, 29.49%, 1/18/25 .. 82 81
991576670.UG.FTS.B, 29.49%, 1/18/25 .. 235 232
991577286.UG.FTS.B, 29.49%, 1/18/25 .. 626 638
991580004.UG.FTS.B, 29.49%, 1/18/25 .. 122 125
991584589.UG.FTS.B, 29.49%, 1/18/25 .. 291 290
991598582.UG.FTS.B, 29.49%, 1/18/25 .. 705 721
991608770.UG.FTS.B, 29.49%, 1/18/25 .. 228 230
991612123.UG.FTS.B, 29.49%, 1/18/25 .. 40 40
991620966.UG.FTS.B, 29.49%, 1/18/25 .. 1,201 1,217
991624817.UG.FTS.B, 29.49%, 1/18/25 .. 278 280
991636748.UG.FTS.B, 29.49%, 1/18/25 .. 865 870
991637270.UG.FTS.B, 29.49%, 1/18/25 .. 90 92
991641889.UG.FTS.B, 29.49%, 1/18/25 .. 234 237
991654762.UG.FTS.B, 29.49%, 1/18/25 .. 272 268
991692788.UG.FTS.B, 29.49%, 1/18/25 .. 86 88
991703279.UG.FTS.B, 29.49%, 1/18/25 .. 20 20
991705157.UG.FTS.B, 29.49%, 1/18/25 .. 227 230
991708596.UG.FTS.B, 29.49%, 1/18/25 .. 158 156
991757569.UG.FTS.B, 29.49%, 1/18/25 .. 274 271
991757664.UG.FTS.B, 29.49%, 1/18/25 .. 82 83
991758098.UG.FTS.B, 29.49%, 1/18/25 .. 172 174
991764724.UG.FTS.B, 29.49%, 1/18/25 .. 20 21
991765922.UG.FTS.B, 29.49%, 1/18/25 .. 85 87
991765962.UG.FTS.B, 29.49%, 1/18/25 .. 102 104
991766828.UG.FTS.B, 29.49%, 1/18/25 .. 182 184
991767260.UG.FTS.B, 29.49%, 1/18/25 .. 4 4
991768700.UG.FTS.B, 29.49%, 1/18/25 .. 261 261
991768927.UG.FTS.B, 29.49%, 1/18/25 .. 57 57
991770051.UG.FTS.B, 29.49%, 1/18/25 .. 53 54
991771306.UG.FTS.B, 29.49%, 1/18/25 .. 403 408
991613322.UG.FTS.B, 29.99%, 1/18/25 .. 232 238
991664635.UG.FTS.B, 18.97%, 1/19/25 .. 247 248
991713909.UG.FTS.B, 18.97%, 1/19/25 .. 295 300
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991547598.UG.FTS.B, 19.99%, 1/19/25 .. $ 162 $ 166
991553350.UG.FTS.B, 19.99%, 1/19/25 .. 97 99
991556775.UG.FTS.B, 19.99%, 1/19/25 .. 135 138
991558621.UG.FTS.B, 19.99%, 1/19/25 .. 196 202
991577932.UG.FTS.B, 19.99%, 1/19/25 .. 412 423
991593524.UG.FTS.B, 19.99%, 1/19/25 .. 150 153
991610154.UG.FTS.B, 19.99%, 1/19/25 .. 751 771
991615796.UG.FTS.B, 19.99%, 1/19/25 .. 233 239
991617879.UG.FTS.B, 19.99%, 1/19/25 .. 1,535 1,575
991640553.UG.FTS.B, 19.99%, 1/19/25 .. 818 831
991650417.UG.FTS.B, 19.99%, 1/19/25 .. 280 284
991706987.UG.FTS.B, 19.99%, 1/19/25 .. 851 864
991713026.UG.FTS.B, 19.99%, 1/19/25 .. 285 289
991713921.UG.FTS.B, 19.99%, 1/19/25 .. 27 26
991720021.UG.FTS.B, 19.99%, 1/19/25 .. 1,414 1,438
991729446.UG.FTS.B, 19.99%, 1/19/25 .. 352 357
991764139.UG.FTS.B, 19.99%, 1/19/25 .. 83 85
991766471.UG.FTS.B, 19.99%, 1/19/25 .. 282 281
991774110.UG.FTS.B, 19.99%, 1/19/25 .. 177 180
991698886.UG.FTS.B, 21.46%, 1/19/25 .. 303 305
991775067.UG.FTS.B, 21.98%, 1/19/25 .. 186 189
991690575.UG.FTS.B, 25.95%, 1/19/25 .. 527 534
991777867.UG.FTS.B, 25.95%, 1/19/25 .. 92 93
991781117.UG.FTS.B, 25.95%, 1/19/25 .. 544 548
991775187.UG.FTS.B, 26.94%, 1/19/25 .. 656 660
991570838.UG.FTS.B, 27.99%, 1/19/25 .. 270 277
991721533.UG.FTS.B, 27.99%, 1/19/25 .. 51 50
991772919.UG.FTS.B, 27.99%, 1/19/25 .. 188 190
991779529.UG.FTS.B, 27.99%, 1/19/25 .. 388 394
991542213.UG.FTS.B, 28.98%, 1/19/25 .. 95 97
991542800.UG.FTS.B, 28.98%, 1/19/25 .. 1,075 1,114
991544331.UG.FTS.B, 28.98%, 1/19/25 .. 680 689
991547565.UG.FTS.B, 28.98%, 1/19/25 .. 186 188
991555993.UG.FTS.B, 28.98%, 1/19/25 .. 31 32
991556346.UG.FTS.B, 28.98%, 1/19/25 .. 240 246
991561483.UG.FTS.B, 28.98%, 1/19/25 .. 63 63
991580509.UG.FTS.B, 28.98%, 1/19/25 .. 9 9
991580652.UG.FTS.B, 28.98%, 1/19/25 .. 117 119
991581396.UG.FTS.B, 28.98%, 1/19/25 .. 947 971
991607962.UG.FTS.B, 28.98%, 1/19/25 .. 138 142
991652010.UG.FTS.B, 28.98%, 1/19/25 .. 367 371
991655625.UG.FTS.B, 28.98%, 1/19/25 .. 242 249
991669072.UG.FTS.B, 28.98%, 1/19/25 .. 282 286
991669843.UG.FTS.B, 28.98%, 1/19/25 .. 159 161
991680250.UG.FTS.B, 28.98%, 1/19/25 .. 471 478
991681134.UG.FTS.B, 28.98%, 1/19/25 .. 154 157
991684419.UG.FTS.B, 28.98%, 1/19/25 .. 752 764
991688747.UG.FTS.B, 28.98%, 1/19/25 .. 118 119
991689404.UG.FTS.B, 28.98%, 1/19/25 .. 206 208
991694508.UG.FTS.B, 28.98%, 1/19/25 .. 315 320
991694833.UG.FTS.B, 28.98%, 1/19/25 .. 217 216
991698089.UG.FTS.B, 28.98%, 1/19/25 .. 171 174
991707908.UG.FTS.B, 28.98%, 1/19/25 .. 191 192
991717310.UG.FTS.B, 28.98%, 1/19/25 .. 56 55
991729327.UG.FTS.B, 28.98%, 1/19/25 .. 136 138
991734745.UG.FTS.B, 28.98%, 1/19/25 .. 448 454
991738232.UG.FTS.B, 28.98%, 1/19/25 .. 62 63
991743451.UG.FTS.B, 28.98%, 1/19/25 .. 96 98

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991746200.UG.FTS.B, 28.98%, 1/19/25 .. $ 511 $ 519
991746728.UG.FTS.B, 28.98%, 1/19/25 .. 111 113
991747421.UG.FTS.B, 28.98%, 1/19/25 .. 82 84
991747495.UG.FTS.B, 28.98%, 1/19/25 .. 92 93
991748030.UG.FTS.B, 28.98%, 1/19/25 .. 151 154
991750526.UG.FTS.B, 28.98%, 1/19/25 .. 663 673
991760907.UG.FTS.B, 28.98%, 1/19/25 .. 299 304
991762526.UG.FTS.B, 28.98%, 1/19/25 .. 477 483
991764374.UG.FTS.B, 28.98%, 1/19/25 .. 27 28
991764450.UG.FTS.B, 28.98%, 1/19/25 .. 65 66
991768667.UG.FTS.B, 28.98%, 1/19/25 .. 19 19
991769263.UG.FTS.B, 28.98%, 1/19/25 .. 8 8
991770244.UG.FTS.B, 28.98%, 1/19/25 .. 630 639
991771314.UG.FTS.B, 28.98%, 1/19/25 .. 42 36
991771984.UG.FTS.B, 28.98%, 1/19/25 .. 751 762
991775019.UG.FTS.B, 28.98%, 1/19/25 .. 469 476
991778450.UG.FTS.B, 28.98%, 1/19/25 .. 90 92
991783038.UG.FTS.B, 28.98%, 1/19/25 .. 542 549
991783620.UG.FTS.B, 28.98%, 1/19/25 .. 375 381
991784176.UG.FTS.B, 28.98%, 1/19/25 .. 355 359
991616379.UG.FTS.B, 29.45%, 1/19/25 .. 335 335
991541493.UG.FTS.B, 29.46%, 1/19/25 .. 701 698
991543182.UG.FTS.B, 29.46%, 1/19/25 .. 1,174 1,202
991546906.UG.FTS.B, 29.46%, 1/19/25 .. 167 166
991547157.UG.FTS.B, 29.46%, 1/19/25 .. 1,255 1,285
991550875.UG.FTS.B, 29.47%, 1/19/25 .. 1,920 1,964
991678239.UG.FTS.B, 29.47%, 1/19/25 .. 176 177
991767247.UG.FTS.B, 29.47%, 1/19/25 .. 589 595
991551878.UG.FTS.B, 29.48%, 1/19/25 .. 1,159 1,149
991662418.UG.FTS.B, 29.48%, 1/19/25 .. 50 51
991681269.UG.FTS.B, 29.48%, 1/19/25 .. 222 224
991541636.UG.FTS.B, 29.49%, 1/19/25 .. 31 31
991542015.UG.FTS.B, 29.49%, 1/19/25 .. 408 415
991543258.UG.FTS.B, 29.49%, 1/19/25 .. 729 724
991545568.UG.FTS.B, 29.49%, 1/19/25 .. 1,401 1,429
991546526.UG.FTS.B, 29.49%, 1/19/25 .. 238 242
991547193.UG.FTS.B, 29.49%, 1/19/25 .. 171 175
991547514.UG.FTS.B, 29.49%, 1/19/25 .. 396 405
991547744.UG.FTS.B, 29.49%, 1/19/25 .. 186 123
991547832.UG.FTS.B, 29.49%, 1/19/25 .. 336 344
991548296.UG.FTS.B, 29.49%, 1/19/25 .. 215 220
991550517.UG.FTS.B, 29.49%, 1/19/25 .. 87 90
991553192.UG.FTS.B, 29.49%, 1/19/25 .. – –
991553195.UG.FTS.B, 29.49%, 1/19/25 .. 42 43
991556769.UG.FTS.B, 29.49%, 1/19/25 .. 172 175
991557306.UG.FTS.B, 29.49%, 1/19/25 .. 865 884
991559196.UG.FTS.B, 29.49%, 1/19/25 .. 2,449 2,462
991563658.UG.FTS.B, 29.49%, 1/19/25 .. 1,067 1,074
991567374.UG.FTS.B, 29.49%, 1/19/25 .. 89 90
991567620.UG.FTS.B, 29.49%, 1/19/25 .. 366 367
991569855.UG.FTS.B, 29.49%, 1/19/25 .. 206 205
991571908.UG.FTS.B, 29.49%, 1/19/25 .. 166 167
991572593.UG.FTS.B, 29.49%, 1/19/25 .. 610 625
991575387.UG.FTS.B, 29.49%, 1/19/25 .. 248 254
991577028.UG.FTS.B, 29.49%, 1/19/25 .. 184 182
991579317.UG.FTS.B, 29.49%, 1/19/25 .. 209 213
991587154.UG.FTS.B, 29.49%, 1/19/25 .. 236 237
991587244.UG.FTS.B, 29.49%, 1/19/25 .. 186 190
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991589283.UG.FTS.B, 29.49%, 1/19/25 .. $ 761 $ 779
991589395.UG.FTS.B, 29.49%, 1/19/25 .. 527 530
991590614.UG.FTS.B, 29.49%, 1/19/25 .. 282 288
991616062.UG.FTS.B, 29.49%, 1/19/25 .. 500 491
991624460.UG.FTS.B, 29.49%, 1/19/25 .. 214 219
991631516.UG.FTS.B, 29.49%, 1/19/25 .. 305 308
991647737.UG.FTS.B, 29.49%, 1/19/25 .. 145 146
991662152.UG.FTS.B, 29.49%, 1/19/25 .. 20 20
991663931.UG.FTS.B, 29.49%, 1/19/25 .. 45 46
991666296.UG.FTS.B, 29.49%, 1/19/25 .. 220 221
991668851.UG.FTS.B, 29.49%, 1/19/25 .. 119 122
991669943.UG.FTS.B, 29.49%, 1/19/25 .. 41 42
991672459.UG.FTS.B, 29.49%, 1/19/25 .. 59 60
991676239.UG.FTS.B, 29.49%, 1/19/25 .. 1,029 1,042
991684554.UG.FTS.B, 29.49%, 1/19/25 .. 54 55
991688411.UG.FTS.B, 29.49%, 1/19/25 .. 147 149
991693042.UG.FTS.B, 29.49%, 1/19/25 .. 368 374
991698039.UG.FTS.B, 29.49%, 1/19/25 .. 227 228
991700162.UG.FTS.B, 29.49%, 1/19/25 .. 352 357
991701083.UG.FTS.B, 29.49%, 1/19/25 .. 224 226
991710813.UG.FTS.B, 29.49%, 1/19/25 .. 93 94
991719174.UG.FTS.B, 29.49%, 1/19/25 .. 1,882 1,901
991721177.UG.FTS.B, 29.49%, 1/19/25 .. 261 257
991721350.UG.FTS.B, 29.49%, 1/19/25 .. 2,351 2,365
991728271.UG.FTS.B, 29.49%, 1/19/25 .. 1,238 1,250
991732729.UG.FTS.B, 29.49%, 1/19/25 .. 557 559
991741346.UG.FTS.B, 29.49%, 1/19/25 .. 97 98
991742324.UG.FTS.B, 29.49%, 1/19/25 .. 42 43
991755764.UG.FTS.B, 29.49%, 1/19/25 .. 66 67
991764318.UG.FTS.B, 29.49%, 1/19/25 .. 93 95
991765074.UG.FTS.B, 29.49%, 1/19/25 .. 21 20
991765926.UG.FTS.B, 29.49%, 1/19/25 .. 63 64
991766229.UG.FTS.B, 29.49%, 1/19/25 .. 194 197
991767220.UG.FTS.B, 29.49%, 1/19/25 .. 65 66
991768029.UG.FTS.B, 29.49%, 1/19/25 .. 14 14
991769796.UG.FTS.B, 29.49%, 1/19/25 .. 146 148
991770237.UG.FTS.B, 29.49%, 1/19/25 .. 2 2
991771466.UG.FTS.B, 29.49%, 1/19/25 .. 188 189
991771666.UG.FTS.B, 29.49%, 1/19/25 .. 469 470
991772043.UG.FTS.B, 29.49%, 1/19/25 .. 108 111
991772473.UG.FTS.B, 29.49%, 1/19/25 .. 540 547
991773161.UG.FTS.B, 29.49%, 1/19/25 .. 469 476
991773464.UG.FTS.B, 29.49%, 1/19/25 .. 263 35
991773734.UG.FTS.B, 29.49%, 1/19/25 .. 70 71
991773773.UG.FTS.B, 29.49%, 1/19/25 .. 376 381
991774686.UG.FTS.B, 29.49%, 1/19/25 .. 939 951
991776470.UG.FTS.B, 29.49%, 1/19/25 .. 41 42
991776874.UG.FTS.B, 29.49%, 1/19/25 .. 14 14
991778366.UG.FTS.B, 29.49%, 1/19/25 .. 28 28
991780141.UG.FTS.B, 29.49%, 1/19/25 .. 85 86
991782580.UG.FTS.B, 29.49%, 1/19/25 .. 113 114
991783428.UG.FTS.B, 29.49%, 1/19/25 .. 1,876 1,904
991783464.UG.FTS.B, 29.49%, 1/19/25 .. 1,846 1,834
991783562.UG.FTS.B, 29.49%, 1/19/25 .. 656 664
991784214.UG.FTS.B, 29.49%, 1/19/25 .. 5,455 5,460
991613801.UG.FTS.B, Zero Cpn, 1/20/25 . 2,221 2,308
991641940.UG.FTS.B, Zero Cpn, 1/20/25 . 923 959
991787423.UG.FTS.B, 14.98%, 1/20/25 .. 726 734

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991564814.UG.FTS.B, 16.99%, 1/20/25 .. $ 925 $ 949
991546373.UG.FTS.B, 19.99%, 1/20/25 .. 112 113
991546444.UG.FTS.B, 19.99%, 1/20/25 .. 42 42
991547018.UG.FTS.B, 19.99%, 1/20/25 .. 170 174
991550110.UG.FTS.B, 19.99%, 1/20/25 .. 379 389
991550463.UG.FTS.B, 19.99%, 1/20/25 .. 1,894 1,944
991551168.UG.FTS.B, 19.99%, 1/20/25 .. 2,273 2,326
991553785.UG.FTS.B, 19.99%, 1/20/25 .. 248 252
991553870.UG.FTS.B, 19.99%, 1/20/25 .. 67 68
991556459.UG.FTS.B, 19.99%, 1/20/25 .. 529 543
991558664.UG.FTS.B, 19.99%, 1/20/25 .. 441 448
991560098.UG.FTS.B, 19.99%, 1/20/25 .. 210 216
991561880.UG.FTS.B, 19.99%, 1/20/25 .. 49 50
991562687.UG.FTS.B, 19.99%, 1/20/25 .. 138 11
991563863.UG.FTS.B, 19.99%, 1/20/25 .. 390 396
991567021.UG.FTS.B, 19.99%, 1/20/25 .. 519 533
991569516.UG.FTS.B, 19.99%, 1/20/25 .. 1,092 1,120
991570292.UG.FTS.B, 19.99%, 1/20/25 .. 5 5
991571519.UG.FTS.B, 19.99%, 1/20/25 .. 146 146
991575551.UG.FTS.B, 19.99%, 1/20/25 .. 1,276 1,309
991575610.UG.FTS.B, 19.99%, 1/20/25 .. 2,753 2,760
991575708.UG.FTS.B, 19.99%, 1/20/25 .. 197 201
991579043.UG.FTS.B, 19.99%, 1/20/25 .. 2,935 3,005
991579154.UG.FTS.B, 19.99%, 1/20/25 .. 193 198
991579762.UG.FTS.B, 19.99%, 1/20/25 .. 306 313
991579907.UG.FTS.B, 19.99%, 1/20/25 .. 316 321
991580041.UG.FTS.B, 19.99%, 1/20/25 .. 427 436
991580804.UG.FTS.B, 19.99%, 1/20/25 .. 186 185
991580969.UG.FTS.B, 19.99%, 1/20/25 .. 1,491 1,530
991586791.UG.FTS.B, 19.99%, 1/20/25 .. 303 311
991589726.UG.FTS.B, 19.99%, 1/20/25 .. 79 81
991591112.UG.FTS.B, 19.99%, 1/20/25 .. 369 378
991592818.UG.FTS.B, 19.99%, 1/20/25 .. 62 63
991594976.UG.FTS.B, 19.99%, 1/20/25 .. 1,214 1,209
991596495.UG.FTS.B, 19.99%, 1/20/25 .. 157 161
991601962.UG.FTS.B, 19.99%, 1/20/25 .. 1,282 1,308
991604556.UG.FTS.B, 19.99%, 1/20/25 .. 349 358
991607111.UG.FTS.B, 19.99%, 1/20/25 .. 2,618 318
991611311.UG.FTS.B, 19.99%, 1/20/25 .. 90 92
991612039.UG.FTS.B, 19.99%, 1/20/25 .. 186 188
991613122.UG.FTS.B, 19.99%, 1/20/25 .. 256 263
991615000.UG.FTS.B, 19.99%, 1/20/25 .. 497 510
991615131.UG.FTS.B, 19.99%, 1/20/25 .. 104 106
991626332.UG.FTS.B, 19.99%, 1/20/25 .. 542 554
991627626.UG.FTS.B, 19.99%, 1/20/25 .. 99 99
991633379.UG.FTS.B, 19.99%, 1/20/25 .. 68 70
991633465.UG.FTS.B, 19.99%, 1/20/25 .. 31 31
991635746.UG.FTS.B, 19.99%, 1/20/25 .. 986 991
991638370.UG.FTS.B, 19.99%, 1/20/25 .. 605 611
991642370.UG.FTS.B, 19.99%, 1/20/25 .. 312 320
991643091.UG.FTS.B, 19.99%, 1/20/25 .. 91 92
991646361.UG.FTS.B, 19.99%, 1/20/25 .. 298 304
991648690.UG.FTS.B, 19.99%, 1/20/25 .. 128 130
991650312.UG.FTS.B, 19.99%, 1/20/25 .. 328 333
991666023.UG.FTS.B, 19.99%, 1/20/25 .. 234 242
991674508.UG.FTS.B, 19.99%, 1/20/25 .. 45 46
991676336.UG.FTS.B, 19.99%, 1/20/25 .. 180 182
991679884.UG.FTS.B, 19.99%, 1/20/25 .. 28 28
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991689591.UG.FTS.B, 19.99%, 1/20/25 .. $ 1,841 $ 1,872
991699684.UG.FTS.B, 19.99%, 1/20/25 .. 164 167
991704946.UG.FTS.B, 19.99%, 1/20/25 .. 320 324
991713510.UG.FTS.B, 19.99%, 1/20/25 .. 352 357
991737545.UG.FTS.B, 19.99%, 1/20/25 .. 399 403
991751909.UG.FTS.B, 19.99%, 1/20/25 .. 187 190
991756492.UG.FTS.B, 19.99%, 1/20/25 .. 76 78
991786469.UG.FTS.B, 20.97%, 1/20/25 .. 43 44
991700996.UG.FTS.B, 23.95%, 1/20/25 .. 337 341
991638704.UG.FTS.B, 25.94%, 1/20/25 .. 11 12
991568966.UG.FTS.B, 25.95%, 1/20/25 .. 156 159
991674160.UG.FTS.B, 25.95%, 1/20/25 .. 249 256
991717340.UG.FTS.B, 25.95%, 1/20/25 .. 212 213
991545216.UG.FTS.B, 26.94%, 1/20/25 .. 201 201
991546401.UG.FTS.B, 26.94%, 1/20/25 .. 31 32
991552205.UG.FTS.B, 26.94%, 1/20/25 .. 98 99
991557467.UG.FTS.B, 26.94%, 1/20/25 .. 115 117
991696729.UG.FTS.B, 26.94%, 1/20/25 .. 579 578
991548836.UG.FTS.B, 27.95%, 1/20/25 .. 233 233
991555184.UG.FTS.B, 27.95%, 1/20/25 .. 21 21
991571963.UG.FTS.B, 27.95%, 1/20/25 .. 133 136
991600110.UG.FTS.B, 27.95%, 1/20/25 .. 953 977
991693406.UG.FTS.B, 27.95%, 1/20/25 .. 1,409 1,425
991743185.UG.FTS.B, 27.95%, 1/20/25 .. 45 45
991552965.UG.FTS.B, 27.99%, 1/20/25 .. 211 217
991560514.UG.FTS.B, 27.99%, 1/20/25 .. 617 44
991567052.UG.FTS.B, 27.99%, 1/20/25 .. 107 110
991622176.UG.FTS.B, 27.99%, 1/20/25 .. 129 133
991626627.UG.FTS.B, 27.99%, 1/20/25 .. 190 195
991633013.UG.FTS.B, 27.99%, 1/20/25 .. – –
991636359.UG.FTS.B, 27.99%, 1/20/25 .. 301 21
991646119.UG.FTS.B, 27.99%, 1/20/25 .. 437 448
991648045.UG.FTS.B, 27.99%, 1/20/25 .. 104 106
991653855.UG.FTS.B, 27.99%, 1/20/25 .. 309 316
991682363.UG.FTS.B, 27.99%, 1/20/25 .. 2,240 2,284
991723012.UG.FTS.B, 27.99%, 1/20/25 .. 471 478
991744999.UG.FTS.B, 27.99%, 1/20/25 .. 35 36
991544408.UG.FTS.B, 28.98%, 1/20/25 .. 129 132
991544416.UG.FTS.B, 28.98%, 1/20/25 .. 1,338 1,334
991544535.UG.FTS.B, 28.98%, 1/20/25 .. 175 179
991544778.UG.FTS.B, 28.98%, 1/20/25 .. 83 85
991544854.UG.FTS.B, 28.98%, 1/20/25 .. 702 719
991545880.UG.FTS.B, 28.98%, 1/20/25 .. 102 104
991545892.UG.FTS.B, 28.98%, 1/20/25 .. 194 193
991546109.UG.FTS.B, 28.98%, 1/20/25 .. 1,559 1,582
991546136.UG.FTS.B, 28.98%, 1/20/25 .. 140 139
991546205.UG.FTS.B, 28.98%, 1/20/25 .. 294 300
991546636.UG.FTS.B, 28.98%, 1/20/25 .. 120 123
991546850.UG.FTS.B, 28.98%, 1/20/25 .. 2,235 2,178
991547172.UG.FTS.B, 28.98%, 1/20/25 .. 2,683 2,751
991547211.UG.FTS.B, 28.98%, 1/20/25 .. 101 103
991547409.UG.FTS.B, 28.98%, 1/20/25 .. 108 111
991547592.UG.FTS.B, 28.98%, 1/20/25 .. 5,180 390
991547593.UG.FTS.B, 28.98%, 1/20/25 .. 337 346
991547613.UG.FTS.B, 28.98%, 1/20/25 .. 10 10
991547657.UG.FTS.B, 28.98%, 1/20/25 .. 530 543
991547777.UG.FTS.B, 28.98%, 1/20/25 .. 303 306
991548016.UG.FTS.B, 28.98%, 1/20/25 .. 144 148

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991548849.UG.FTS.B, 28.98%, 1/20/25 .. $ 144 $ 148
991548895.UG.FTS.B, 28.98%, 1/20/25 .. 384 389
991549059.UG.FTS.B, 28.98%, 1/20/25 .. 33 33
991550332.UG.FTS.B, 28.98%, 1/20/25 .. 228 234
991551896.UG.FTS.B, 28.98%, 1/20/25 .. 184 189
991552067.UG.FTS.B, 28.98%, 1/20/25 .. 87 89
991552315.UG.FTS.B, 28.98%, 1/20/25 .. 1,434 1,471
991552839.UG.FTS.B, 28.98%, 1/20/25 .. 554 561
991552893.UG.FTS.B, 28.98%, 1/20/25 .. 565 576
991552954.UG.FTS.B, 28.98%, 1/20/25 .. 30 30
991553649.UG.FTS.B, 28.98%, 1/20/25 .. 1,442 1,479
991554237.UG.FTS.B, 28.98%, 1/20/25 .. 104 107
991554385.UG.FTS.B, 28.98%, 1/20/25 .. 366 375
991555169.UG.FTS.B, 28.98%, 1/20/25 .. 10 10
991555861.UG.FTS.B, 28.98%, 1/20/25 .. 75 76
991555935.UG.FTS.B, 28.98%, 1/20/25 .. 209 27
991555984.UG.FTS.B, 28.98%, 1/20/25 .. 55 56
991556127.UG.FTS.B, 28.98%, 1/20/25 .. 549 551
991556261.UG.FTS.B, 28.98%, 1/20/25 .. 1,076 1,102
991556547.UG.FTS.B, 28.98%, 1/20/25 .. 155 159
991556570.UG.FTS.B, 28.98%, 1/20/25 .. 509 516
991557051.UG.FTS.B, 28.98%, 1/20/25 .. 219 225
991557666.UG.FTS.B, 28.98%, 1/20/25 .. 1,446 1,482
991557793.UG.FTS.B, 28.98%, 1/20/25 .. 479 485
991557809.UG.FTS.B, 28.98%, 1/20/25 .. 125 128
991558124.UG.FTS.B, 28.98%, 1/20/25 .. 45 46
991558482.UG.FTS.B, 28.98%, 1/20/25 .. 1,898 1,946
991558522.UG.FTS.B, 28.98%, 1/20/25 .. 192 197
991558703.UG.FTS.B, 28.98%, 1/20/25 .. 1,033 1,060
991559055.UG.FTS.B, 28.98%, 1/20/25 .. 4,410 4,448
991559325.UG.FTS.B, 28.98%, 1/20/25 .. 334 24
991559725.UG.FTS.B, 28.98%, 1/20/25 .. 815 836
991560150.UG.FTS.B, 28.98%, 1/20/25 .. 123 126
991560712.UG.FTS.B, 28.98%, 1/20/25 .. 200 (5)
991561317.UG.FTS.B, 28.98%, 1/20/25 .. 41 42
991561334.UG.FTS.B, 28.98%, 1/20/25 .. 510 523
991561686.UG.FTS.B, 28.98%, 1/20/25 .. 252 255
991562097.UG.FTS.B, 28.98%, 1/20/25 .. 31 28
991562215.UG.FTS.B, 28.98%, 1/20/25 .. 24 24
991562380.UG.FTS.B, 28.98%, 1/20/25 .. 240 246
991563193.UG.FTS.B, 28.98%, 1/20/25 .. 475 476
991563837.UG.FTS.B, 28.98%, 1/20/25 .. 768 787
991563880.UG.FTS.B, 28.98%, 1/20/25 .. 107 108
991564330.UG.FTS.B, 28.98%, 1/20/25 .. 139 142
991564566.UG.FTS.B, 28.98%, 1/20/25 .. 89 90
991565562.UG.FTS.B, 28.98%, 1/20/25 .. 1,028 1,043
991566285.UG.FTS.B, 28.98%, 1/20/25 .. 282 290
991566522.UG.FTS.B, 28.98%, 1/20/25 .. 1,916 1,965
991567188.UG.FTS.B, 28.98%, 1/20/25 .. 110 112
991567575.UG.FTS.B, 28.98%, 1/20/25 .. 107 110
991567576.UG.FTS.B, 28.98%, 1/20/25 .. 147 94
991567739.UG.FTS.B, 28.98%, 1/20/25 .. 31 32
991568042.UG.FTS.B, 28.98%, 1/20/25 .. 15 15
991568378.UG.FTS.B, 28.98%, 1/20/25 .. 343 348
991568849.UG.FTS.B, 28.98%, 1/20/25 .. 177 182
991568936.UG.FTS.B, 28.98%, 1/20/25 .. 336 345
991569159.UG.FTS.B, 28.98%, 1/20/25 .. 91 93
991570565.UG.FTS.B, 28.98%, 1/20/25 .. 145 148
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991571433.UG.FTS.B, 28.98%, 1/20/25 .. $ 196 $ 201
991572088.UG.FTS.B, 28.98%, 1/20/25 .. 598 613
991572223.UG.FTS.B, 28.98%, 1/20/25 .. 1,353 1,388
991572292.UG.FTS.B, 28.98%, 1/20/25 .. 85 87
991572445.UG.FTS.B, 28.98%, 1/20/25 .. 420 430
991572711.UG.FTS.B, 28.98%, 1/20/25 .. 43 44
991572818.UG.FTS.B, 28.98%, 1/20/25 .. 54 55
991573256.UG.FTS.B, 28.98%, 1/20/25 .. 79 81
991575019.UG.FTS.B, 28.98%, 1/20/25 .. 575 589
991575102.UG.FTS.B, 28.98%, 1/20/25 .. 1,413 1,449
991575133.UG.FTS.B, 28.98%, 1/20/25 .. 538 533
991575747.UG.FTS.B, 28.98%, 1/20/25 .. 94 94
991576855.UG.FTS.B, 28.98%, 1/20/25 .. 2,096 2,149
991578462.UG.FTS.B, 28.98%, 1/20/25 .. 71 73
991578599.UG.FTS.B, 28.98%, 1/20/25 .. 625 641
991579033.UG.FTS.B, 28.98%, 1/20/25 .. 216 221
991580332.UG.FTS.B, 28.98%, 1/20/25 .. 509 517
991580751.UG.FTS.B, 28.98%, 1/20/25 .. 529 526
991581464.UG.FTS.B, 28.98%, 1/20/25 .. 752 771
991581893.UG.FTS.B, 28.98%, 1/20/25 .. 384 393
991582270.UG.FTS.B, 28.98%, 1/20/25 .. 464 470
991582316.UG.FTS.B, 28.98%, 1/20/25 .. 668 685
991583116.UG.FTS.B, 28.98%, 1/20/25 .. 373 382
991583574.UG.FTS.B, 28.98%, 1/20/25 .. 390 400
991583705.UG.FTS.B, 28.98%, 1/20/25 .. 117 15
991584117.UG.FTS.B, 28.98%, 1/20/25 .. 761 778
991585256.UG.FTS.B, 28.98%, 1/20/25 .. 24 25
991586736.UG.FTS.B, 28.98%, 1/20/25 .. 443 444
991588111.UG.FTS.B, 28.98%, 1/20/25 .. 260 263
991589534.UG.FTS.B, 28.98%, 1/20/25 .. 572 587
991589805.UG.FTS.B, 28.98%, 1/20/25 .. 79 80
991590552.UG.FTS.B, 28.98%, 1/20/25 .. 435 446
991591207.UG.FTS.B, 28.98%, 1/20/25 .. 102 104
991591623.UG.FTS.B, 28.98%, 1/20/25 .. 111 113
991592663.UG.FTS.B, 28.98%, 1/20/25 .. 184 188
991593515.UG.FTS.B, 28.98%, 1/20/25 .. 882 884
991593668.UG.FTS.B, 28.98%, 1/20/25 .. 267 271
991593747.UG.FTS.B, 28.98%, 1/20/25 .. 50 50
991594115.UG.FTS.B, 28.98%, 1/20/25 .. 1,067 1,094
991594754.UG.FTS.B, 28.98%, 1/20/25 .. 613 628
991594803.UG.FTS.B, 28.98%, 1/20/25 .. 357 365
991595362.UG.FTS.B, 28.98%, 1/20/25 .. 39 39
991598017.UG.FTS.B, 28.98%, 1/20/25 .. 457 469
991598284.UG.FTS.B, 28.98%, 1/20/25 .. 284 291
991598888.UG.FTS.B, 28.98%, 1/20/25 .. 32 32
991599195.UG.FTS.B, 28.98%, 1/20/25 .. 1,046 1,072
991600569.UG.FTS.B, 28.98%, 1/20/25 .. 920 941
991601320.UG.FTS.B, 28.98%, 1/20/25 .. 955 979
991602050.UG.FTS.B, 28.98%, 1/20/25 .. 209 208
991602419.UG.FTS.B, 28.98%, 1/20/25 .. 664 680
991602891.UG.FTS.B, 28.98%, 1/20/25 .. 116 119
991603544.UG.FTS.B, 28.98%, 1/20/25 .. – –
991603854.UG.FTS.B, 28.98%, 1/20/25 .. 395 405
991604383.UG.FTS.B, 28.98%, 1/20/25 .. 47 48
991604545.UG.FTS.B, 28.98%, 1/20/25 .. 299 306
991604665.UG.FTS.B, 28.98%, 1/20/25 .. 236 242
991605120.UG.FTS.B, 28.98%, 1/20/25 .. 31 31
991606308.UG.FTS.B, 28.98%, 1/20/25 .. 74 11

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991606337.UG.FTS.B, 28.98%, 1/20/25 .. $ 201 $ 199
991607039.UG.FTS.B, 28.98%, 1/20/25 .. 37 37
991607215.UG.FTS.B, 28.98%, 1/20/25 .. 349 357
991607437.UG.FTS.B, 28.98%, 1/20/25 .. 564 578
991608131.UG.FTS.B, 28.98%, 1/20/25 .. 214 219
991608902.UG.FTS.B, 28.98%, 1/20/25 .. 954 966
991609515.UG.FTS.B, 28.98%, 1/20/25 .. 477 489
991609600.UG.FTS.B, 28.98%, 1/20/25 .. 1,664 1,664
991610945.UG.FTS.B, 28.98%, 1/20/25 .. 41 41
991611805.UG.FTS.B, 28.98%, 1/20/25 .. 1,441 1,475
991612372.UG.FTS.B, 28.98%, 1/20/25 .. 40 40
991613998.UG.FTS.B, 28.98%, 1/20/25 .. 574 588
991615084.UG.FTS.B, 28.98%, 1/20/25 .. 1,402 1,413
991616232.UG.FTS.B, 28.98%, 1/20/25 .. 177 180
991617276.UG.FTS.B, 28.98%, 1/20/25 .. 6,238 6,392
991617883.UG.FTS.B, 28.98%, 1/20/25 .. 1,430 1,466
991620442.UG.FTS.B, 28.98%, 1/20/25 .. 57 57
991621078.UG.FTS.B, 28.98%, 1/20/25 .. 330 333
991622012.UG.FTS.B, 28.98%, 1/20/25 .. 59 60
991622718.UG.FTS.B, 28.98%, 1/20/25 .. 12 12
991624075.UG.FTS.B, 28.98%, 1/20/25 .. 263 269
991625260.UG.FTS.B, 28.98%, 1/20/25 .. 142 146
991627022.UG.FTS.B, 28.98%, 1/20/25 .. 100 7
991628122.UG.FTS.B, 28.98%, 1/20/25 .. 116 119
991628805.UG.FTS.B, 28.98%, 1/20/25 .. 5 5
991628873.UG.FTS.B, 28.98%, 1/20/25 .. 306 314
991629144.UG.FTS.B, 28.98%, 1/20/25 .. 687 704
991630278.UG.FTS.B, 28.98%, 1/20/25 .. 265 272
991631091.UG.FTS.B, 28.98%, 1/20/25 .. 3 3
991631399.UG.FTS.B, 28.98%, 1/20/25 .. 2,003 2,057
991631946.UG.FTS.B, 28.98%, 1/20/25 .. 200 205
991632637.UG.FTS.B, 28.98%, 1/20/25 .. 69 71
991633593.UG.FTS.B, 28.98%, 1/20/25 .. 84 86
991634045.UG.FTS.B, 28.98%, 1/20/25 .. 170 175
991634258.UG.FTS.B, 28.98%, 1/20/25 .. 756 774
991636177.UG.FTS.B, 28.98%, 1/20/25 .. 77 78
991636767.UG.FTS.B, 28.98%, 1/20/25 .. 36 37
991636848.UG.FTS.B, 28.98%, 1/20/25 .. 468 469
991637075.UG.FTS.B, 28.98%, 1/20/25 .. 152 151
991637880.UG.FTS.B, 28.98%, 1/20/25 .. 75 77
991638060.UG.FTS.B, 28.98%, 1/20/25 .. 158 157
991638685.UG.FTS.B, 28.98%, 1/20/25 .. 161 165
991639978.UG.FTS.B, 28.98%, 1/20/25 .. 215 219
991640331.UG.FTS.B, 28.98%, 1/20/25 .. 2 2
991643294.UG.FTS.B, 28.98%, 1/20/25 .. 192 195
991644226.UG.FTS.B, 28.98%, 1/20/25 .. 62 63
991645700.UG.FTS.B, 28.98%, 1/20/25 .. 1,349 1,361
991646775.UG.FTS.B, 28.98%, 1/20/25 .. 104 106
991649143.UG.FTS.B, 28.98%, 1/20/25 .. 0 0
991652272.UG.FTS.B, 28.98%, 1/20/25 .. 327 329
991652664.UG.FTS.B, 28.98%, 1/20/25 .. 223 223
991652792.UG.FTS.B, 28.98%, 1/20/25 .. 89 89
991653273.UG.FTS.B, 28.98%, 1/20/25 .. 168 173
991655177.UG.FTS.B, 28.98%, 1/20/25 .. 785 804
991655284.UG.FTS.B, 28.98%, 1/20/25 .. 94 96
991657177.UG.FTS.B, 28.98%, 1/20/25 .. 2,938 3,011
991657299.UG.FTS.B, 28.98%, 1/20/25 .. 3,799 3,894
991657792.UG.FTS.B, 28.98%, 1/20/25 .. 223 16
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991658226.UG.FTS.B, 28.98%, 1/20/25 .. $ 950 $ 961
991658495.UG.FTS.B, 28.98%, 1/20/25 .. 197 25
991659478.UG.FTS.B, 28.98%, 1/20/25 .. 1,658 1,699
991660585.UG.FTS.B, 28.98%, 1/20/25 .. 5 5
991661289.UG.FTS.B, 28.98%, 1/20/25 .. 415 416
991661646.UG.FTS.B, 28.98%, 1/20/25 .. 413 423
991662576.UG.FTS.B, 28.98%, 1/20/25 .. 458 465
991664351.UG.FTS.B, 28.98%, 1/20/25 .. 285 289
991665002.UG.FTS.B, 28.98%, 1/20/25 .. 1,189 1,219
991666441.UG.FTS.B, 28.98%, 1/20/25 .. 474 486
991667184.UG.FTS.B, 28.98%, 1/20/25 .. 230 234
991668194.UG.FTS.B, 28.98%, 1/20/25 .. 572 586
991669494.UG.FTS.B, 28.98%, 1/20/25 .. 442 450
991669957.UG.FTS.B, 28.98%, 1/20/25 .. 78 80
991671299.UG.FTS.B, 28.98%, 1/20/25 .. 548 547
991672473.UG.FTS.B, 28.98%, 1/20/25 .. 316 321
991673011.UG.FTS.B, 28.98%, 1/20/25 .. 139 18
991674562.UG.FTS.B, 28.98%, 1/20/25 .. 664 680
991677509.UG.FTS.B, 28.98%, 1/20/25 .. 319 322
991677877.UG.FTS.B, 28.98%, 1/20/25 .. 5,330 5,417
991678497.UG.FTS.B, 28.98%, 1/20/25 .. 98 100
991679091.UG.FTS.B, 28.98%, 1/20/25 .. 68 68
991681420.UG.FTS.B, 28.98%, 1/20/25 .. 85 85
991681601.UG.FTS.B, 28.98%, 1/20/25 .. 388 393
991683543.UG.FTS.B, 28.98%, 1/20/25 .. 3,109 3,132
991683658.UG.FTS.B, 28.98%, 1/20/25 .. 88 90
991683859.UG.FTS.B, 28.98%, 1/20/25 .. 38 38
991684690.UG.FTS.B, 28.98%, 1/20/25 .. 369 378
991685455.UG.FTS.B, 28.98%, 1/20/25 .. 234 240
991685698.UG.FTS.B, 28.98%, 1/20/25 .. 696 713
991686339.UG.FTS.B, 28.98%, 1/20/25 .. 229 233
991687748.UG.FTS.B, 28.98%, 1/20/25 .. 19 19
991688152.UG.FTS.B, 28.98%, 1/20/25 .. 189 194
991688819.UG.FTS.B, 28.98%, 1/20/25 .. 407 414
991691824.UG.FTS.B, 28.98%, 1/20/25 .. 142 146
991693338.UG.FTS.B, 28.98%, 1/20/25 .. 164 165
991695244.UG.FTS.B, 28.98%, 1/20/25 .. 81 82
991695993.UG.FTS.B, 28.98%, 1/20/25 .. 16 16
991699863.UG.FTS.B, 28.98%, 1/20/25 .. 42 43
991700400.UG.FTS.B, 28.98%, 1/20/25 .. 37 37
991703498.UG.FTS.B, 28.98%, 1/20/25 .. 285 289
991704850.UG.FTS.B, 28.98%, 1/20/25 .. 150 153
991704987.UG.FTS.B, 28.98%, 1/20/25 .. 100 102
991708940.UG.FTS.B, 28.98%, 1/20/25 .. 85 87
991709725.UG.FTS.B, 28.98%, 1/20/25 .. 98 101
991711174.UG.FTS.B, 28.98%, 1/20/25 .. 101 103
991714721.UG.FTS.B, 28.98%, 1/20/25 .. 54 55
991715023.UG.FTS.B, 28.98%, 1/20/25 .. 131 133
991719591.UG.FTS.B, 28.98%, 1/20/25 .. 472 479
991720352.UG.FTS.B, 28.98%, 1/20/25 .. 907 919
991720648.UG.FTS.B, 28.98%, 1/20/25 .. 755 766
991720930.UG.FTS.B, 28.98%, 1/20/25 .. 661 670
991721888.UG.FTS.B, 28.98%, 1/20/25 .. 962 976
991727362.UG.FTS.B, 28.98%, 1/20/25 .. 226 229
991731657.UG.FTS.B, 28.98%, 1/20/25 .. 566 574
991731747.UG.FTS.B, 28.98%, 1/20/25 .. 754 766
991734822.UG.FTS.B, 28.98%, 1/20/25 .. 43 43
991736469.UG.FTS.B, 28.98%, 1/20/25 .. 76 78

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991737941.UG.FTS.B, 28.98%, 1/20/25 .. $ 97 $ 99
991738665.UG.FTS.B, 28.98%, 1/20/25 .. 135 137
991740124.UG.FTS.B, 28.98%, 1/20/25 .. 141 143
991740572.UG.FTS.B, 28.98%, 1/20/25 .. 210 213
991741194.UG.FTS.B, 28.98%, 1/20/25 .. 245 8
991741386.UG.FTS.B, 28.98%, 1/20/25 .. 31 31
991743913.UG.FTS.B, 28.98%, 1/20/25 .. 85 87
991744428.UG.FTS.B, 28.98%, 1/20/25 .. 39 39
991744832.UG.FTS.B, 28.98%, 1/20/25 .. 422 428
991745775.UG.FTS.B, 28.98%, 1/20/25 .. 207 207
991746760.UG.FTS.B, 28.98%, 1/20/25 .. 114 114
991748711.UG.FTS.B, 28.98%, 1/20/25 .. 845 851
991750085.UG.FTS.B, 28.98%, 1/20/25 .. 111 114
991752117.UG.FTS.B, 28.98%, 1/20/25 .. 245 248
991759561.UG.FTS.B, 28.98%, 1/20/25 .. 64 66
991760438.UG.FTS.B, 28.98%, 1/20/25 .. 106 109
991764409.UG.FTS.B, 28.98%, 1/20/25 .. 27 28
991766308.UG.FTS.B, 28.98%, 1/20/25 .. 60 61
991769081.UG.FTS.B, 28.98%, 1/20/25 .. 10 10
991772528.UG.FTS.B, 28.98%, 1/20/25 .. 286 290
991772749.UG.FTS.B, 28.98%, 1/20/25 .. 329 334
991773470.UG.FTS.B, 28.98%, 1/20/25 .. 111 113
991773598.UG.FTS.B, 28.98%, 1/20/25 .. 403 399
991773610.UG.FTS.B, 28.98%, 1/20/25 .. 1,409 1,430
991773612.UG.FTS.B, 28.98%, 1/20/25 .. 163 166
991773912.UG.FTS.B, 28.98%, 1/20/25 .. 216 219
991774014.UG.FTS.B, 28.98%, 1/20/25 .. 1,168 1,169
991775137.UG.FTS.B, 28.98%, 1/20/25 .. 3,916 3,931
991775579.UG.FTS.B, 28.98%, 1/20/25 .. 188 191
991775768.UG.FTS.B, 28.98%, 1/20/25 .. 128 130
991784171.UG.FTS.B, 28.98%, 1/20/25 .. 461 468
991544384.UG.FTS.B, 29.45%, 1/20/25 .. 122 121
991544892.UG.FTS.B, 29.45%, 1/20/25 .. 914 937
991546469.UG.FTS.B, 29.45%, 1/20/25 .. 342 351
991590390.UG.FTS.B, 29.45%, 1/20/25 .. 150 154
991598067.UG.FTS.B, 29.45%, 1/20/25 .. 83 82
991632124.UG.FTS.B, 29.45%, 1/20/25 .. 12 12
991658510.UG.FTS.B, 29.45%, 1/20/25 .. 218 217
991661056.UG.FTS.B, 29.45%, 1/20/25 .. 28 28
991703938.UG.FTS.B, 29.45%, 1/20/25 .. 88 88
991708297.UG.FTS.B, 29.45%, 1/20/25 .. 61 62
991749201.UG.FTS.B, 29.45%, 1/20/25 .. 973 982
991760144.UG.FTS.B, 29.45%, 1/20/25 .. 65 66
991546140.UG.FTS.B, 29.46%, 1/20/25 .. 582 595
991552999.UG.FTS.B, 29.46%, 1/20/25 .. 115 117
991554451.UG.FTS.B, 29.46%, 1/20/25 .. 769 787
991556638.UG.FTS.B, 29.46%, 1/20/25 .. 47 47
991556833.UG.FTS.B, 29.46%, 1/20/25 .. 425 430
991558641.UG.FTS.B, 29.46%, 1/20/25 .. 1,604 1,636
991572725.UG.FTS.B, 29.46%, 1/20/25 .. 150 153
991577119.UG.FTS.B, 29.46%, 1/20/25 .. 147 150
991588559.UG.FTS.B, 29.46%, 1/20/25 .. 95 97
991607542.UG.FTS.B, 29.46%, 1/20/25 .. 995 1,017
991619581.UG.FTS.B, 29.46%, 1/20/25 .. 56 57
991638849.UG.FTS.B, 29.46%, 1/20/25 .. 319 326
991649368.UG.FTS.B, 29.46%, 1/20/25 .. 99 101
991666110.UG.FTS.B, 29.46%, 1/20/25 .. 128 130
991711257.UG.FTS.B, 29.46%, 1/20/25 .. 4 4
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991715745.UG.FTS.B, 29.46%, 1/20/25 .. $ 176 $ 177
991718893.UG.FTS.B, 29.46%, 1/20/25 .. 4,865 4,877
991755749.UG.FTS.B, 29.46%, 1/20/25 .. 33 34
991545665.UG.FTS.B, 29.47%, 1/20/25 .. 8 8
991559050.UG.FTS.B, 29.47%, 1/20/25 .. 891 911
991559721.UG.FTS.B, 29.47%, 1/20/25 .. 48 49
991561124.UG.FTS.B, 29.47%, 1/20/25 .. 1,265 1,262
991570910.UG.FTS.B, 29.47%, 1/20/25 .. 147 147
991583354.UG.FTS.B, 29.47%, 1/20/25 .. 48 47
991584353.UG.FTS.B, 29.47%, 1/20/25 .. 366 373
991584440.UG.FTS.B, 29.47%, 1/20/25 .. 367 376
991649992.UG.FTS.B, 29.47%, 1/20/25 .. 322 323
991658968.UG.FTS.B, 29.47%, 1/20/25 .. 195 200
991702923.UG.FTS.B, 29.47%, 1/20/25 .. 327 335
991544542.UG.FTS.B, 29.48%, 1/20/25 .. 915 936
991544991.UG.FTS.B, 29.48%, 1/20/25 .. 344 346
991545016.UG.FTS.B, 29.48%, 1/20/25 .. 732 749
991545229.UG.FTS.B, 29.48%, 1/20/25 .. 235 232
991545300.UG.FTS.B, 29.48%, 1/20/25 .. 104 105
991546098.UG.FTS.B, 29.48%, 1/20/25 .. 865 867
991546168.UG.FTS.B, 29.48%, 1/20/25 .. 280 286
991547692.UG.FTS.B, 29.48%, 1/20/25 .. 111 113
991551664.UG.FTS.B, 29.48%, 1/20/25 .. 114 113
991554905.UG.FTS.B, 29.48%, 1/20/25 .. 41 42
991555928.UG.FTS.B, 29.48%, 1/20/25 .. 246 252
991556918.UG.FTS.B, 29.48%, 1/20/25 .. 69 70
991567953.UG.FTS.B, 29.48%, 1/20/25 .. 148 151
991581207.UG.FTS.B, 29.48%, 1/20/25 .. 104 107
991588988.UG.FTS.B, 29.48%, 1/20/25 .. 12 12
991612799.UG.FTS.B, 29.48%, 1/20/25 .. 244 18
991620084.UG.FTS.B, 29.48%, 1/20/25 .. 410 406
991622988.UG.FTS.B, 29.48%, 1/20/25 .. 138 142
991638084.UG.FTS.B, 29.48%, 1/20/25 .. 66 66
991638325.UG.FTS.B, 29.48%, 1/20/25 .. 2,986 3,015
991642455.UG.FTS.B, 29.48%, 1/20/25 .. 112 114
991643179.UG.FTS.B, 29.48%, 1/20/25 .. 25 25
991647957.UG.FTS.B, 29.48%, 1/20/25 .. 42 7
991656736.UG.FTS.B, 29.48%, 1/20/25 .. 252 248
991672100.UG.FTS.B, 29.48%, 1/20/25 .. 152 154
991673244.UG.FTS.B, 29.48%, 1/20/25 .. 34 34
991674255.UG.FTS.B, 29.48%, 1/20/25 .. 1,513 1,547
991674402.UG.FTS.B, 29.48%, 1/20/25 .. 948 969
991723769.UG.FTS.B, 29.48%, 1/20/25 .. 81 82
991758718.UG.FTS.B, 29.48%, 1/20/25 .. 233 236
991768186.UG.FTS.B, 29.48%, 1/20/25 .. 470 465
991544296.UG.FTS.B, 29.49%, 1/20/25 .. 298 305
991544466.UG.FTS.B, 29.49%, 1/20/25 .. 378 387
991544486.UG.FTS.B, 29.49%, 1/20/25 .. 162 161
991544749.UG.FTS.B, 29.49%, 1/20/25 .. 947 962
991544865.UG.FTS.B, 29.49%, 1/20/25 .. 472 471
991544945.UG.FTS.B, 29.49%, 1/20/25 .. 420 428
991545269.UG.FTS.B, 29.49%, 1/20/25 .. 2,115 2,168
991545720.UG.FTS.B, 29.49%, 1/20/25 .. 81 83
991545817.UG.FTS.B, 29.49%, 1/20/25 .. 162 164
991545907.UG.FTS.B, 29.49%, 1/20/25 .. 239 245
991546088.UG.FTS.B, 29.49%, 1/20/25 .. 32 32
991546174.UG.FTS.B, 29.49%, 1/20/25 .. 1,781 1,795
991546286.UG.FTS.B, 29.49%, 1/20/25 .. 144 149

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991546483.UG.FTS.B, 29.49%, 1/20/25 .. $ 635 $ (15)
991546669.UG.FTS.B, 29.49%, 1/20/25 .. 282 280
991546718.UG.FTS.B, 29.49%, 1/20/25 .. 8 8
991547043.UG.FTS.B, 29.49%, 1/20/25 .. 51 43
991547049.UG.FTS.B, 29.49%, 1/20/25 .. 186 190
991547329.UG.FTS.B, 29.49%, 1/20/25 .. 141 144
991547440.UG.FTS.B, 29.49%, 1/20/25 .. 184 185
991547641.UG.FTS.B, 29.49%, 1/20/25 .. 225 229
991547872.UG.FTS.B, 29.49%, 1/20/25 .. 715 719
991547921.UG.FTS.B, 29.49%, 1/20/25 .. 138 141
991547930.UG.FTS.B, 29.49%, 1/20/25 .. 82 83
991548160.UG.FTS.B, 29.49%, 1/20/25 .. 70 70
991548200.UG.FTS.B, 29.49%, 1/20/25 .. 623 623
991548735.UG.FTS.B, 29.49%, 1/20/25 .. 221 226
991549021.UG.FTS.B, 29.49%, 1/20/25 .. 204 14
991549440.UG.FTS.B, 29.49%, 1/20/25 .. 479 491
991549454.UG.FTS.B, 29.49%, 1/20/25 .. 672 689
991549497.UG.FTS.B, 29.49%, 1/20/25 .. 71 71
991549674.UG.FTS.B, 29.49%, 1/20/25 .. 3,069 3,132
991550974.UG.FTS.B, 29.49%, 1/20/25 .. 200 14
991551039.UG.FTS.B, 29.49%, 1/20/25 .. 2,638 2,700
991551274.UG.FTS.B, 29.49%, 1/20/25 .. 24 24
991551322.UG.FTS.B, 29.49%, 1/20/25 .. 91 7
991551944.UG.FTS.B, 29.49%, 1/20/25 .. 112 115
991552397.UG.FTS.B, 29.49%, 1/20/25 .. 191 196
991552851.UG.FTS.B, 29.49%, 1/20/25 .. 96 98
991552919.UG.FTS.B, 29.49%, 1/20/25 .. 149 153
991553011.UG.FTS.B, 29.49%, 1/20/25 .. 25 24
991553040.UG.FTS.B, 29.49%, 1/20/25 .. 39 39
991553132.UG.FTS.B, 29.49%, 1/20/25 .. 192 194
991553203.UG.FTS.B, 29.49%, 1/20/25 .. 35 36
991553377.UG.FTS.B, 29.49%, 1/20/25 .. 295 302
991553440.UG.FTS.B, 29.49%, 1/20/25 .. 45 45
991553524.UG.FTS.B, 29.49%, 1/20/25 .. 77 77
991553561.UG.FTS.B, 29.49%, 1/20/25 .. 121 119
991553841.UG.FTS.B, 29.49%, 1/20/25 .. 172 174
991553912.UG.FTS.B, 29.49%, 1/20/25 .. 117 120
991554000.UG.FTS.B, 29.49%, 1/20/25 .. 22 22
991554242.UG.FTS.B, 29.49%, 1/20/25 .. 185 189
991554925.UG.FTS.B, 29.49%, 1/20/25 .. 44 45
991555046.UG.FTS.B, 29.49%, 1/20/25 .. 146 146
991555165.UG.FTS.B, 29.49%, 1/20/25 .. 208 213
991555210.UG.FTS.B, 29.49%, 1/20/25 .. 536 547
991555314.UG.FTS.B, 29.49%, 1/20/25 .. 71 70
991555378.UG.FTS.B, 29.49%, 1/20/25 .. 116 117
991555653.UG.FTS.B, 29.49%, 1/20/25 .. 2,544 2,606
991555703.UG.FTS.B, 29.49%, 1/20/25 .. 256 262
991556119.UG.FTS.B, 29.49%, 1/20/25 .. 108 111
991556192.UG.FTS.B, 29.49%, 1/20/25 .. 39 40
991556485.UG.FTS.B, 29.49%, 1/20/25 .. 153 11
991556748.UG.FTS.B, 29.49%, 1/20/25 .. 8 9
991556819.UG.FTS.B, 29.49%, 1/20/25 .. 260 264
991556896.UG.FTS.B, 29.49%, 1/20/25 .. 733 734
991557327.UG.FTS.B, 29.49%, 1/20/25 .. 960 984
991557621.UG.FTS.B, 29.49%, 1/20/25 .. 1,020 1,031
991557786.UG.FTS.B, 29.49%, 1/20/25 .. 1,611 1,650
991559016.UG.FTS.B, 29.49%, 1/20/25 .. 10 10
991559618.UG.FTS.B, 29.49%, 1/20/25 .. 71 72
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991559863.UG.FTS.B, 29.49%, 1/20/25 .. $ 335 $ 344
991560412.UG.FTS.B, 29.49%, 1/20/25 .. 1,065 1,082
991560950.UG.FTS.B, 29.49%, 1/20/25 .. 53 54
991561412.UG.FTS.B, 29.49%, 1/20/25 .. 1,201 1,231
991561533.UG.FTS.B, 29.49%, 1/20/25 .. 167 169
991561593.UG.FTS.B, 29.49%, 1/20/25 .. 86 12
991561854.UG.FTS.B, 29.49%, 1/20/25 .. 78 80
991562352.UG.FTS.B, 29.49%, 1/20/25 .. 96 7
991562399.UG.FTS.B, 29.49%, 1/20/25 .. 126 126
991562464.UG.FTS.B, 29.49%, 1/20/25 .. 692 50
991562787.UG.FTS.B, 29.49%, 1/20/25 .. 2,346 2,387
991562985.UG.FTS.B, 29.49%, 1/20/25 .. 328 335
991563089.UG.FTS.B, 29.49%, 1/20/25 .. 19 20
991563323.UG.FTS.B, 29.49%, 1/20/25 .. 51 52
991563493.UG.FTS.B, 29.49%, 1/20/25 .. 203 208
991563516.UG.FTS.B, 29.49%, 1/20/25 .. 83 (2)
991563554.UG.FTS.B, 29.49%, 1/20/25 .. 106 106
991563558.UG.FTS.B, 29.49%, 1/20/25 .. 70 71
991564043.UG.FTS.B, 29.49%, 1/20/25 .. 187 186
991564059.UG.FTS.B, 29.49%, 1/20/25 .. 765 777
991564184.UG.FTS.B, 29.49%, 1/20/25 .. – –
991564267.UG.FTS.B, 29.49%, 1/20/25 .. 467 477
991564331.UG.FTS.B, 29.49%, 1/20/25 .. 253 (4)
991564377.UG.FTS.B, 29.49%, 1/20/25 .. 10 10
991564542.UG.FTS.B, 29.49%, 1/20/25 .. 19 19
991565167.UG.FTS.B, 29.49%, 1/20/25 .. 163 167
991565182.UG.FTS.B, 29.49%, 1/20/25 .. 3,335 3,376
991565264.UG.FTS.B, 29.49%, 1/20/25 .. 210 214
991565422.UG.FTS.B, 29.49%, 1/20/25 .. 127 130
991565868.UG.FTS.B, 29.49%, 1/20/25 .. 554 566
991566926.UG.FTS.B, 29.49%, 1/20/25 .. 1,439 1,474
991567026.UG.FTS.B, 29.49%, 1/20/25 .. 8 8
991567540.UG.FTS.B, 29.49%, 1/20/25 .. 186 190
991568109.UG.FTS.B, 29.49%, 1/20/25 .. 142 141
991568509.UG.FTS.B, 29.49%, 1/20/25 .. 393 403
991568535.UG.FTS.B, 29.49%, 1/20/25 .. 660 675
991568889.UG.FTS.B, 29.49%, 1/20/25 .. 34 34
991568891.UG.FTS.B, 29.49%, 1/20/25 .. 59 60
991569010.UG.FTS.B, 29.49%, 1/20/25 .. 66 67
991569026.UG.FTS.B, 29.49%, 1/20/25 .. 73 75
991569591.UG.FTS.B, 29.49%, 1/20/25 .. 80 79
991569715.UG.FTS.B, 29.49%, 1/20/25 .. 19 19
991570132.UG.FTS.B, 29.49%, 1/20/25 .. 2,476 2,537
991570147.UG.FTS.B, 29.49%, 1/20/25 .. 54 55
991570228.UG.FTS.B, 29.49%, 1/20/25 .. 173 177
991570854.UG.FTS.B, 29.49%, 1/20/25 .. 264 270
991571057.UG.FTS.B, 29.49%, 1/20/25 .. 9 9
991571176.UG.FTS.B, 29.49%, 1/20/25 .. 148 151
991571596.UG.FTS.B, 29.49%, 1/20/25 .. 33 33
991572440.UG.FTS.B, 29.49%, 1/20/25 .. 253 178
991573213.UG.FTS.B, 29.49%, 1/20/25 .. 278 275
991573246.UG.FTS.B, 29.49%, 1/20/25 .. 20 20
991573331.UG.FTS.B, 29.49%, 1/20/25 .. 123 123
991573625.UG.FTS.B, 29.49%, 1/20/25 .. 479 491
991574790.UG.FTS.B, 29.49%, 1/20/25 .. 958 982
991575006.UG.FTS.B, 29.49%, 1/20/25 .. 119 122
991575245.UG.FTS.B, 29.49%, 1/20/25 .. 401 403
991575963.UG.FTS.B, 29.49%, 1/20/25 .. 168 170

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991576324.UG.FTS.B, 29.49%, 1/20/25 .. $ 2,966 $ 3,035
991576385.UG.FTS.B, 29.49%, 1/20/25 .. 224 229
991576865.UG.FTS.B, 29.49%, 1/20/25 .. 112 114
991577046.UG.FTS.B, 29.49%, 1/20/25 .. 140 (3)
991577211.UG.FTS.B, 29.49%, 1/20/25 .. 255 255
991577516.UG.FTS.B, 29.49%, 1/20/25 .. 287 285
991577542.UG.FTS.B, 29.49%, 1/20/25 .. 87 89
991577951.UG.FTS.B, 29.49%, 1/20/25 .. 27 28
991578043.UG.FTS.B, 29.49%, 1/20/25 .. 14 14
991578455.UG.FTS.B, 29.49%, 1/20/25 .. 558 571
991578944.UG.FTS.B, 29.49%, 1/20/25 .. 204 209
991579364.UG.FTS.B, 29.49%, 1/20/25 .. 155 154
991579548.UG.FTS.B, 29.49%, 1/20/25 .. 6 6
991579988.UG.FTS.B, 29.49%, 1/20/25 .. 156 160
991580167.UG.FTS.B, 29.49%, 1/20/25 .. 5 5
991581013.UG.FTS.B, 29.49%, 1/20/25 .. 55 56
991581102.UG.FTS.B, 29.49%, 1/20/25 .. 275 273
991581619.UG.FTS.B, 29.49%, 1/20/25 .. 99 102
991581659.UG.FTS.B, 29.49%, 1/20/25 .. 958 979
991582174.UG.FTS.B, 29.49%, 1/20/25 .. 191 196
991582980.UG.FTS.B, 29.49%, 1/20/25 .. 232 237
991583081.UG.FTS.B, 29.49%, 1/20/25 .. 144 148
991583340.UG.FTS.B, 29.49%, 1/20/25 .. 154 158
991583430.UG.FTS.B, 29.49%, 1/20/25 .. 368 377
991583502.UG.FTS.B, 29.49%, 1/20/25 .. 64 65
991584191.UG.FTS.B, 29.49%, 1/20/25 .. 1,281 1,313
991584247.UG.FTS.B, 29.49%, 1/20/25 .. 748 764
991584881.UG.FTS.B, 29.49%, 1/20/25 .. 195 199
991585152.UG.FTS.B, 29.49%, 1/20/25 .. 117 119
991585266.UG.FTS.B, 29.49%, 1/20/25 .. 54 55
991585812.UG.FTS.B, 29.49%, 1/20/25 .. 91 92
991586560.UG.FTS.B, 29.49%, 1/20/25 .. 159 161
991586849.UG.FTS.B, 29.49%, 1/20/25 .. 252 249
991586964.UG.FTS.B, 29.49%, 1/20/25 .. 183 187
991587322.UG.FTS.B, 29.49%, 1/20/25 .. 42 42
991587665.UG.FTS.B, 29.49%, 1/20/25 .. 178 180
991587677.UG.FTS.B, 29.49%, 1/20/25 .. 696 715
991588325.UG.FTS.B, 29.49%, 1/20/25 .. 225 227
991588365.UG.FTS.B, 29.49%, 1/20/25 .. 1,006 1,016
991588371.UG.FTS.B, 29.49%, 1/20/25 .. 581 592
991590187.UG.FTS.B, 29.49%, 1/20/25 .. 43 44
991590941.UG.FTS.B, 29.49%, 1/20/25 .. 68 68
991591604.UG.FTS.B, 29.49%, 1/20/25 .. 32 33
991591634.UG.FTS.B, 29.49%, 1/20/25 .. 61 62
991591834.UG.FTS.B, 29.49%, 1/20/25 .. 206 211
991592214.UG.FTS.B, 29.49%, 1/20/25 .. 255 258
991592285.UG.FTS.B, 29.49%, 1/20/25 .. 196 200
991592389.UG.FTS.B, 29.49%, 1/20/25 .. 147 149
991592560.UG.FTS.B, 29.49%, 1/20/25 .. 241 247
991592747.UG.FTS.B, 29.49%, 1/20/25 .. 88 88
991593046.UG.FTS.B, 29.49%, 1/20/25 .. 75 76
991593701.UG.FTS.B, 29.49%, 1/20/25 .. 52 53
991593970.UG.FTS.B, 29.49%, 1/20/25 .. 1,167 1,196
991594735.UG.FTS.B, 29.49%, 1/20/25 .. 447 450
991595841.UG.FTS.B, 29.49%, 1/20/25 .. 171 175
991596440.UG.FTS.B, 29.49%, 1/20/25 .. 9 9
991596754.UG.FTS.B, 29.49%, 1/20/25 .. 192 195
991596930.UG.FTS.B, 29.49%, 1/20/25 .. 257 262
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991597202.UG.FTS.B, 29.49%, 1/20/25 .. $ 65 $ 66
991597280.UG.FTS.B, 29.49%, 1/20/25 .. 33 34
991597971.UG.FTS.B, 29.49%, 1/20/25 .. 12 12
991598360.UG.FTS.B, 29.49%, 1/20/25 .. 221 226
991598583.UG.FTS.B, 29.49%, 1/20/25 .. 110 113
991598790.UG.FTS.B, 29.49%, 1/20/25 .. 478 484
991600631.UG.FTS.B, 29.49%, 1/20/25 .. 288 296
991601559.UG.FTS.B, 29.49%, 1/20/25 .. 478 489
991601728.UG.FTS.B, 29.49%, 1/20/25 .. 287 294
991601783.UG.FTS.B, 29.49%, 1/20/25 .. 345 346
991601943.UG.FTS.B, 29.49%, 1/20/25 .. 56 57
991603035.UG.FTS.B, 29.49%, 1/20/25 .. 330 337
991604392.UG.FTS.B, 29.49%, 1/20/25 .. 0 0
991604441.UG.FTS.B, 29.49%, 1/20/25 .. 43 3
991604598.UG.FTS.B, 29.49%, 1/20/25 .. 57 57
991605838.UG.FTS.B, 29.49%, 1/20/25 .. 44 43
991605866.UG.FTS.B, 29.49%, 1/20/25 .. 425 435
991605989.UG.FTS.B, 29.49%, 1/20/25 .. 33 33
991606116.UG.FTS.B, 29.49%, 1/20/25 .. 193 197
991606376.UG.FTS.B, 29.49%, 1/20/25 .. 44 45
991606518.UG.FTS.B, 29.49%, 1/20/25 .. – –
991606975.UG.FTS.B, 29.49%, 1/20/25 .. 144 145
991607008.UG.FTS.B, 29.49%, 1/20/25 .. 270 277
991607168.UG.FTS.B, 29.49%, 1/20/25 .. 71 72
991607405.UG.FTS.B, 29.49%, 1/20/25 .. 415 420
991608556.UG.FTS.B, 29.49%, 1/20/25 .. 75 77
991609620.UG.FTS.B, 29.49%, 1/20/25 .. 477 489
991610063.UG.FTS.B, 29.49%, 1/20/25 .. 573 586
991611813.UG.FTS.B, 29.49%, 1/20/25 .. 39 39
991612642.UG.FTS.B, 29.49%, 1/20/25 .. 80 82
991612971.UG.FTS.B, 29.49%, 1/20/25 .. 157 161
991613184.UG.FTS.B, 29.49%, 1/20/25 .. 24 24
991613473.UG.FTS.B, 29.49%, 1/20/25 .. 12 12
991614076.UG.FTS.B, 29.49%, 1/20/25 .. 1,235 1,266
991614750.UG.FTS.B, 29.49%, 1/20/25 .. 286 287
991615718.UG.FTS.B, 29.49%, 1/20/25 .. 21 21
991615755.UG.FTS.B, 29.49%, 1/20/25 .. 190 195
991616553.UG.FTS.B, 29.49%, 1/20/25 .. 134 138
991617017.UG.FTS.B, 29.49%, 1/20/25 .. 49 49
991617103.UG.FTS.B, 29.49%, 1/20/25 .. 329 331
991617166.UG.FTS.B, 29.49%, 1/20/25 .. 1,044 1,059
991617238.UG.FTS.B, 29.49%, 1/20/25 .. 458 468
991617328.UG.FTS.B, 29.49%, 1/20/25 .. 2,384 2,443
991617793.UG.FTS.B, 29.49%, 1/20/25 .. 229 234
991618653.UG.FTS.B, 29.49%, 1/20/25 .. 4,292 4,394
991619106.UG.FTS.B, 29.49%, 1/20/25 .. 73 74
991619887.UG.FTS.B, 29.49%, 1/20/25 .. 192 197
991620217.UG.FTS.B, 29.49%, 1/20/25 .. 107 109
991620724.UG.FTS.B, 29.49%, 1/20/25 .. 735 736
991620842.UG.FTS.B, 29.49%, 1/20/25 .. 513 526
991621016.UG.FTS.B, 29.49%, 1/20/25 .. 72 73
991621352.UG.FTS.B, 29.49%, 1/20/25 .. 421 431
991621428.UG.FTS.B, 29.49%, 1/20/25 .. 42 42
991621503.UG.FTS.B, 29.49%, 1/20/25 .. 104 106
991621515.UG.FTS.B, 29.49%, 1/20/25 .. 26 26
991621582.UG.FTS.B, 29.49%, 1/20/25 .. 21 21
991624706.UG.FTS.B, 29.49%, 1/20/25 .. 346 355
991624763.UG.FTS.B, 29.49%, 1/20/25 .. 52 52

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991624810.UG.FTS.B, 29.49%, 1/20/25 .. $ 338 $ 347
991625081.UG.FTS.B, 29.49%, 1/20/25 .. 4 4
991625388.UG.FTS.B, 29.49%, 1/20/25 .. – –
991625976.UG.FTS.B, 29.49%, 1/20/25 .. 191 195
991626310.UG.FTS.B, 29.49%, 1/20/25 .. 273 276
991628720.UG.FTS.B, 29.49%, 1/20/25 .. 93 95
991629047.UG.FTS.B, 29.49%, 1/20/25 .. 173 176
991629054.UG.FTS.B, 29.49%, 1/20/25 .. 153 157
991629363.UG.FTS.B, 29.49%, 1/20/25 .. 77 59
991629958.UG.FTS.B, 29.49%, 1/20/25 .. 42 42
991631113.UG.FTS.B, 29.49%, 1/20/25 .. 165 169
991631672.UG.FTS.B, 29.49%, 1/20/25 .. 61 60
991632109.UG.FTS.B, 29.49%, 1/20/25 .. 155 159
991632522.UG.FTS.B, 29.49%, 1/20/25 .. 75 76
991633281.UG.FTS.B, 29.49%, 1/20/25 .. 183 187
991638517.UG.FTS.B, 29.49%, 1/20/25 .. 188 193
991638723.UG.FTS.B, 29.49%, 1/20/25 .. 357 365
991639454.UG.FTS.B, 29.49%, 1/20/25 .. 69 70
991644250.UG.FTS.B, 29.49%, 1/20/25 .. 90 92
991645061.UG.FTS.B, 29.49%, 1/20/25 .. 58 (1)
991646997.UG.FTS.B, 29.49%, 1/20/25 .. 37 37
991647202.UG.FTS.B, 29.49%, 1/20/25 .. 30 31
991648065.UG.FTS.B, 29.49%, 1/20/25 .. 225 231
991654187.UG.FTS.B, 29.49%, 1/20/25 .. 221 222
991654599.UG.FTS.B, 29.49%, 1/20/25 .. 74 75
991654619.UG.FTS.B, 29.49%, 1/20/25 .. 950 973
991654755.UG.FTS.B, 29.49%, 1/20/25 .. 300 300
991655092.UG.FTS.B, 29.49%, 1/20/25 .. 901 918
991655178.UG.FTS.B, 29.49%, 1/20/25 .. 238 243
991655877.UG.FTS.B, 29.49%, 1/20/25 .. 124 126
991656048.UG.FTS.B, 29.49%, 1/20/25 .. 314 321
991656357.UG.FTS.B, 29.49%, 1/20/25 .. 570 583
991656434.UG.FTS.B, 29.49%, 1/20/25 .. 540 547
991657357.UG.FTS.B, 29.49%, 1/20/25 .. 1,805 1,843
991658873.UG.FTS.B, 29.49%, 1/20/25 .. 44 44
991659587.UG.FTS.B, 29.49%, 1/20/25 .. 284 289
991660055.UG.FTS.B, 29.49%, 1/20/25 .. 49 49
991660718.UG.FTS.B, 29.49%, 1/20/25 .. 394 403
991662133.UG.FTS.B, 29.49%, 1/20/25 .. 54 55
991663116.UG.FTS.B, 29.49%, 1/20/25 .. 72 73
991663176.UG.FTS.B, 29.49%, 1/20/25 .. 132 134
991663567.UG.FTS.B, 29.49%, 1/20/25 .. 270 267
991663765.UG.FTS.B, 29.49%, 1/20/25 .. 363 359
991665207.UG.FTS.B, 29.49%, 1/20/25 .. 116 115
991666604.UG.FTS.B, 29.49%, 1/20/25 .. 949 973
991666806.UG.FTS.B, 29.49%, 1/20/25 .. 56 57
991667437.UG.FTS.B, 29.49%, 1/20/25 .. 149 150
991668579.UG.FTS.B, 29.49%, 1/20/25 .. 178 180
991668949.UG.FTS.B, 29.49%, 1/20/25 .. 91 93
991670007.UG.FTS.B, 29.49%, 1/20/25 .. 213 219
991670103.UG.FTS.B, 29.49%, 1/20/25 .. 958 981
991671415.UG.FTS.B, 29.49%, 1/20/25 .. 14 14
991671651.UG.FTS.B, 29.49%, 1/20/25 .. 3 3
991672222.UG.FTS.B, 29.49%, 1/20/25 .. 474 486
991672277.UG.FTS.B, 29.49%, 1/20/25 .. 76 78
991673903.UG.FTS.B, 29.49%, 1/20/25 .. 1,233 1,263
991674593.UG.FTS.B, 29.49%, 1/20/25 .. 704 713
991676079.UG.FTS.B, 29.49%, 1/20/25 .. 387 396
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991678111.UG.FTS.B, 29.49%, 1/20/25 .. $ 526 $ 525
991679088.UG.FTS.B, 29.49%, 1/20/25 .. 646 654
991679522.UG.FTS.B, 29.49%, 1/20/25 .. 45 45
991681019.UG.FTS.B, 29.49%, 1/20/25 .. 1,421 1,455
991681230.UG.FTS.B, 29.49%, 1/20/25 .. 23 24
991682846.UG.FTS.B, 29.49%, 1/20/25 .. 189 193
991683010.UG.FTS.B, 29.49%, 1/20/25 .. 947 940
991686039.UG.FTS.B, 29.49%, 1/20/25 .. 384 388
991689785.UG.FTS.B, 29.49%, 1/20/25 .. 250 249
991690090.UG.FTS.B, 29.49%, 1/20/25 .. 260 263
991691908.UG.FTS.B, 29.49%, 1/20/25 .. 758 775
991692117.UG.FTS.B, 29.49%, 1/20/25 .. 120 122
991692295.UG.FTS.B, 29.49%, 1/20/25 .. 205 203
991692468.UG.FTS.B, 29.49%, 1/20/25 .. 206 209
991692717.UG.FTS.B, 29.49%, 1/20/25 .. 120 123
991692749.UG.FTS.B, 29.49%, 1/20/25 .. 120 122
991693352.UG.FTS.B, 29.49%, 1/20/25 .. 91 92
991693696.UG.FTS.B, 29.49%, 1/20/25 .. 338 346
991696161.UG.FTS.B, 29.49%, 1/20/25 .. 289 296
991698984.UG.FTS.B, 29.49%, 1/20/25 .. 51 51
991700541.UG.FTS.B, 29.49%, 1/20/25 .. 10 10
991701840.UG.FTS.B, 29.49%, 1/20/25 .. 20 20
991702622.UG.FTS.B, 29.49%, 1/20/25 .. 130 133
991703149.UG.FTS.B, 29.49%, 1/20/25 .. 270 274
991703172.UG.FTS.B, 29.49%, 1/20/25 .. 27 27
991703844.UG.FTS.B, 29.49%, 1/20/25 .. 27 27
991704174.UG.FTS.B, 29.49%, 1/20/25 .. 115 117
991704331.UG.FTS.B, 29.49%, 1/20/25 .. 117 119
991704554.UG.FTS.B, 29.49%, 1/20/25 .. 148 151
991705000.UG.FTS.B, 29.49%, 1/20/25 .. 59 60
991706369.UG.FTS.B, 29.49%, 1/20/25 .. 125 128
991706493.UG.FTS.B, 29.49%, 1/20/25 .. 78 76
991706803.UG.FTS.B, 29.49%, 1/20/25 .. 156 108
991708117.UG.FTS.B, 29.49%, 1/20/25 .. 1,696 1,720
991709703.UG.FTS.B, 29.49%, 1/20/25 .. 150 152
991710790.UG.FTS.B, 29.49%, 1/20/25 .. 365 365
991712356.UG.FTS.B, 29.49%, 1/20/25 .. 744 749
991713690.UG.FTS.B, 29.49%, 1/20/25 .. 45 45
991714396.UG.FTS.B, 29.49%, 1/20/25 .. 16 16
991714458.UG.FTS.B, 29.49%, 1/20/25 .. 336 339
991714675.UG.FTS.B, 29.49%, 1/20/25 .. 36 0
991715213.UG.FTS.B, 29.49%, 1/20/25 .. 106 109
991715284.UG.FTS.B, 29.49%, 1/20/25 .. 34 35
991716502.UG.FTS.B, 29.49%, 1/20/25 .. 1,118 1,134
991716698.UG.FTS.B, 29.49%, 1/20/25 .. 264 266
991717405.UG.FTS.B, 29.49%, 1/20/25 .. 428 434
991717440.UG.FTS.B, 29.49%, 1/20/25 .. 45 45
991718671.UG.FTS.B, 29.49%, 1/20/25 .. 283 285
991718693.UG.FTS.B, 29.49%, 1/20/25 .. 189 191
991718755.UG.FTS.B, 29.49%, 1/20/25 .. 142 143
991720466.UG.FTS.B, 29.49%, 1/20/25 .. 234 237
991724082.UG.FTS.B, 29.49%, 1/20/25 .. 155 157
991724668.UG.FTS.B, 29.49%, 1/20/25 .. 113 114
991724684.UG.FTS.B, 29.49%, 1/20/25 .. 105 107
991725582.UG.FTS.B, 29.49%, 1/20/25 .. 64 63
991726146.UG.FTS.B, 29.49%, 1/20/25 .. 13 13
991726588.UG.FTS.B, 29.49%, 1/20/25 .. 54 54
991726589.UG.FTS.B, 29.49%, 1/20/25 .. 131 130

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991729024.UG.FTS.B, 29.49%, 1/20/25 .. $ 201 $ 203
991729282.UG.FTS.B, 29.49%, 1/20/25 .. 433 438
991729967.UG.FTS.B, 29.49%, 1/20/25 .. 418 422
991730560.UG.FTS.B, 29.49%, 1/20/25 .. 1,200 1,183
991731119.UG.FTS.B, 29.49%, 1/20/25 .. 2,491 2,518
991731378.UG.FTS.B, 29.49%, 1/20/25 .. 113 114
991731411.UG.FTS.B, 29.49%, 1/20/25 .. 752 756
991731675.UG.FTS.B, 29.49%, 1/20/25 .. 108 110
991733097.UG.FTS.B, 29.49%, 1/20/25 .. 114 115
991733527.UG.FTS.B, 29.49%, 1/20/25 .. 133 134
991734979.UG.FTS.B, 29.49%, 1/20/25 .. 218 220
991735630.UG.FTS.B, 29.49%, 1/20/25 .. 58 59
991735905.UG.FTS.B, 29.49%, 1/20/25 .. 132 133
991736419.UG.FTS.B, 29.49%, 1/20/25 .. 117 119
991737012.UG.FTS.B, 29.49%, 1/20/25 .. 225 228
991738695.UG.FTS.B, 29.49%, 1/20/25 .. 1,961 1,988
991739576.UG.FTS.B, 29.49%, 1/20/25 .. 925 930
991740285.UG.FTS.B, 29.49%, 1/20/25 .. 539 539
991740302.UG.FTS.B, 29.49%, 1/20/25 .. 207 209
991740404.UG.FTS.B, 29.49%, 1/20/25 .. 100 7
991740432.UG.FTS.B, 29.49%, 1/20/25 .. 331 335
991740760.UG.FTS.B, 29.49%, 1/20/25 .. 113 115
991740817.UG.FTS.B, 29.49%, 1/20/25 .. 60 5
991742409.UG.FTS.B, 29.49%, 1/20/25 .. 69 70
991742496.UG.FTS.B, 29.49%, 1/20/25 .. 101 103
991743758.UG.FTS.B, 29.49%, 1/20/25 .. – –
991744452.UG.FTS.B, 29.49%, 1/20/25 .. 202 14
991744616.UG.FTS.B, 29.49%, 1/20/25 .. 87 89
991745338.UG.FTS.B, 29.49%, 1/20/25 .. 141 143
991746253.UG.FTS.B, 29.49%, 1/20/25 .. 130 (1)
991746498.UG.FTS.B, 29.49%, 1/20/25 .. 109 111
991748138.UG.FTS.B, 29.49%, 1/20/25 .. 30 2
991749257.UG.FTS.B, 29.49%, 1/20/25 .. 144 146
991749486.UG.FTS.B, 29.49%, 1/20/25 .. 245 247
991749746.UG.FTS.B, 29.49%, 1/20/25 .. 942 943
991753458.UG.FTS.B, 29.49%, 1/20/25 .. 226 227
991754900.UG.FTS.B, 29.49%, 1/20/25 .. 26 26
991754938.UG.FTS.B, 29.49%, 1/20/25 .. 158 160
991757492.UG.FTS.B, 29.49%, 1/20/25 .. 93 95
991757760.UG.FTS.B, 29.49%, 1/20/25 .. 574 581
991758540.UG.FTS.B, 29.49%, 1/20/25 .. 156 158
991758753.UG.FTS.B, 29.49%, 1/20/25 .. 110 112
991760132.UG.FTS.B, 29.49%, 1/20/25 .. 75 76
991760331.UG.FTS.B, 29.49%, 1/20/25 .. 21 21
991762243.UG.FTS.B, 29.49%, 1/20/25 .. 175 176
991766510.UG.FTS.B, 29.49%, 1/20/25 .. 128 128
991766938.UG.FTS.B, 29.49%, 1/20/25 .. 254 257
991769449.UG.FTS.B, 29.49%, 1/20/25 .. 562 570
991769491.UG.FTS.B, 29.49%, 1/20/25 .. 203 200
991770982.UG.FTS.B, 29.49%, 1/20/25 .. 51 51
991771072.UG.FTS.B, 29.49%, 1/20/25 .. 288 292
991771215.UG.FTS.B, 29.49%, 1/20/25 .. 200 203
991771223.UG.FTS.B, 29.49%, 1/20/25 .. 330 326
991771844.UG.FTS.B, 29.49%, 1/20/25 .. 132 132
991772041.UG.FTS.B, 29.49%, 1/20/25 .. 376 381
991772146.UG.FTS.B, 29.49%, 1/20/25 .. 115 116
991772216.UG.FTS.B, 29.49%, 1/20/25 .. 188 190
991772619.UG.FTS.B, 29.49%, 1/20/25 .. 2,364 2,378
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991772908.UG.FTS.B, 29.49%, 1/20/25 .. $ 752 $ 762
991774147.UG.FTS.B, 29.49%, 1/20/25 .. 1,075 143
991775501.UG.FTS.B, 29.49%, 1/20/25 .. 433 436
991779911.UG.FTS.B, 29.49%, 1/20/25 .. 54 53
991781628.UG.FTS.B, 29.49%, 1/20/25 .. 216 218
991782093.UG.FTS.B, 29.49%, 1/20/25 .. 155 157
991782254.UG.FTS.B, 29.49%, 1/20/25 .. 1,408 1,427
991783396.UG.FTS.B, 29.49%, 1/20/25 .. 469 475
991783877.UG.FTS.B, 29.49%, 1/20/25 .. 420 415
991783888.UG.FTS.B, 29.49%, 1/20/25 .. 91 93
991679126.UG.FTS.B, 14.98%, 1/21/25 .. 298 305
991713284.UG.FTS.B, 15.97%, 1/21/25 .. 151 154
991771238.UG.FTS.B, 16.99%, 1/21/25 .. 793 810
991655053.UG.FTS.B, 17.99%, 1/21/25 .. 7,966 8,184
991793260.UG.FTS.B, 17.99%, 1/21/25 .. 9,314 9,510
991697530.UG.FTS.B, 18.97%, 1/21/25 .. 44 45
991749616.UG.FTS.B, 18.97%, 1/21/25 .. 2,334 2,379
991764938.UG.FTS.B, 18.97%, 1/21/25 .. 253 258
991790357.UG.FTS.B, 18.97%, 1/21/25 .. 26 26
991650982.UG.FTS.B, 19.21%, 1/21/25 .. 546 556
991691763.UG.FTS.B, 19.8%, 1/21/25 ... 1,174 1,190
991749978.UG.FTS.B, 19.8%, 1/21/25 ... 326 332
991780817.UG.FTS.B, 19.8%, 1/21/25 ... 336 342
991785791.UG.FTS.B, 19.8%, 1/21/25 ... 424 432
991791790.UG.FTS.B, 19.8%, 1/21/25 ... 1,398 1,423
991699882.UG.FTS.B, 19.99%, 1/21/25 .. 151 154
991716662.UG.FTS.B, 19.99%, 1/21/25 .. 388 394
991722265.UG.FTS.B, 19.99%, 1/21/25 .. 1,676 1,692
991757333.UG.FTS.B, 19.99%, 1/21/25 .. 32 33
991757989.UG.FTS.B, 19.99%, 1/21/25 .. 234 238
991761939.UG.FTS.B, 19.99%, 1/21/25 .. 50 51
991700316.UG.FTS.B, 20.46%, 1/21/25 .. 131 134
991762170.UG.FTS.B, 20.46%, 1/21/25 .. 1,334 1,357
991653165.UG.FTS.B, 20.97%, 1/21/25 .. 4,286 4,355
991676203.UG.FTS.B, 21.46%, 1/21/25 .. 252 256
991697508.UG.FTS.B, 21.46%, 1/21/25 .. 106 109
991700341.UG.FTS.B, 21.46%, 1/21/25 .. 295 301
991756734.UG.FTS.B, 21.46%, 1/21/25 .. 91 93
991757729.UG.FTS.B, 21.46%, 1/21/25 .. 47 48
991739544.UG.FTS.B, 21.97%, 1/21/25 .. 469 475
991648027.UG.FTS.B, 21.98%, 1/21/25 .. 1,484 1,508
991658893.UG.FTS.B, 21.98%, 1/21/25 .. 648 657
991660381.UG.FTS.B, 21.98%, 1/21/25 .. 285 292
991707819.UG.FTS.B, 21.98%, 1/21/25 .. 53 54
991715801.UG.FTS.B, 21.98%, 1/21/25 .. 94 96
991720329.UG.FTS.B, 21.98%, 1/21/25 .. 113 114
991737499.UG.FTS.B, 21.98%, 1/21/25 .. 386 391
991673663.UG.FTS.B, 22.97%, 1/21/25 .. 940 960
991673933.UG.FTS.B, 23.95%, 1/21/25 .. 123 9
991689993.UG.FTS.B, 25.95%, 1/21/25 .. 23 24
991776759.UG.FTS.B, 26.94%, 1/21/25 .. 43 44
991703323.UG.FTS.B, 27.99%, 1/21/25 .. 1,412 1,434
991728532.UG.FTS.B, 27.99%, 1/21/25 .. 943 957
991729071.UG.FTS.B, 27.99%, 1/21/25 .. 27 27
991741785.UG.FTS.B, 27.99%, 1/21/25 .. 229 233
991758747.UG.FTS.B, 27.99%, 1/21/25 .. 98 97
991771747.UG.FTS.B, 27.99%, 1/21/25 .. 397 399
991629524.UG.FTS.B, 28.98%, 1/21/25 .. 298 39

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991641192.UG.FTS.B, 28.98%, 1/21/25 .. $ 1,540 $ 1,546
991642567.UG.FTS.B, 28.98%, 1/21/25 .. 442 450
991662823.UG.FTS.B, 28.98%, 1/21/25 .. 324 329
991664049.UG.FTS.B, 28.98%, 1/21/25 .. 198 198
991665576.UG.FTS.B, 28.98%, 1/21/25 .. 665 682
991665938.UG.FTS.B, 28.98%, 1/21/25 .. 273 276
991665964.UG.FTS.B, 28.98%, 1/21/25 .. 123 127
991669520.UG.FTS.B, 28.98%, 1/21/25 .. 84 85
991670622.UG.FTS.B, 28.98%, 1/21/25 .. 597 610
991671300.UG.FTS.B, 28.98%, 1/21/25 .. 374 380
991672054.UG.FTS.B, 28.98%, 1/21/25 .. 106 105
991672619.UG.FTS.B, 28.98%, 1/21/25 .. 38 38
991675079.UG.FTS.B, 28.98%, 1/21/25 .. 851 864
991678858.UG.FTS.B, 28.98%, 1/21/25 .. 184 189
991680869.UG.FTS.B, 28.98%, 1/21/25 .. 41 42
991680977.UG.FTS.B, 28.98%, 1/21/25 .. 1,147 1,150
991681162.UG.FTS.B, 28.98%, 1/21/25 .. 243 249
991681791.UG.FTS.B, 28.98%, 1/21/25 .. 948 972
991682680.UG.FTS.B, 28.98%, 1/21/25 .. 332 341
991683019.UG.FTS.B, 28.98%, 1/21/25 .. 379 389
991684086.UG.FTS.B, 28.98%, 1/21/25 .. 52 53
991686463.UG.FTS.B, 28.98%, 1/21/25 .. 607 623
991687816.UG.FTS.B, 28.98%, 1/21/25 .. 568 583
991687989.UG.FTS.B, 28.98%, 1/21/25 .. 339 348
991694207.UG.FTS.B, 28.98%, 1/21/25 .. 209 212
991694819.UG.FTS.B, 28.98%, 1/21/25 .. 871 885
991695760.UG.FTS.B, 28.98%, 1/21/25 .. 28 28
991698062.UG.FTS.B, 28.98%, 1/21/25 .. 188 193
991698321.UG.FTS.B, 28.98%, 1/21/25 .. 40 39
991698961.UG.FTS.B, 28.98%, 1/21/25 .. 180 182
991700702.UG.FTS.B, 28.98%, 1/21/25 .. 1,621 1,649
991700940.UG.FTS.B, 28.98%, 1/21/25 .. 344 353
991701470.UG.FTS.B, 28.98%, 1/21/25 .. 435 442
991704902.UG.FTS.B, 28.98%, 1/21/25 .. 108 111
991705041.UG.FTS.B, 28.98%, 1/21/25 .. 189 192
991705300.UG.FTS.B, 28.98%, 1/21/25 .. 589 591
991705981.UG.FTS.B, 28.98%, 1/21/25 .. 53 54
991706808.UG.FTS.B, 28.98%, 1/21/25 .. 698 704
991707538.UG.FTS.B, 28.98%, 1/21/25 .. 7 7
991708246.UG.FTS.B, 28.98%, 1/21/25 .. 459 471
991712983.UG.FTS.B, 28.98%, 1/21/25 .. 159 158
991713492.UG.FTS.B, 28.98%, 1/21/25 .. 19 19
991715240.UG.FTS.B, 28.98%, 1/21/25 .. 170 173
991716289.UG.FTS.B, 28.98%, 1/21/25 .. 1,148 1,167
991719757.UG.FTS.B, 28.98%, 1/21/25 .. 141 143
991720924.UG.FTS.B, 28.98%, 1/21/25 .. 175 175
991721447.UG.FTS.B, 28.98%, 1/21/25 .. 472 480
991721849.UG.FTS.B, 28.98%, 1/21/25 .. 1,511 1,536
991722494.UG.FTS.B, 28.98%, 1/21/25 .. 19 19
991725073.UG.FTS.B, 28.98%, 1/21/25 .. 129 132
991728243.UG.FTS.B, 28.98%, 1/21/25 .. 38 38
991728724.UG.FTS.B, 28.98%, 1/21/25 .. 14 14
991731033.UG.FTS.B, 28.98%, 1/21/25 .. 393 51
991731239.UG.FTS.B, 28.98%, 1/21/25 .. 1,577 1,585
991733515.UG.FTS.B, 28.98%, 1/21/25 .. 134 136
991734989.UG.FTS.B, 28.98%, 1/21/25 .. 69 68
991736947.UG.FTS.B, 28.98%, 1/21/25 .. 49 50
991737585.UG.FTS.B, 28.98%, 1/21/25 .. 441 445
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991740411.UG.FTS.B, 28.98%, 1/21/25 .. $ 127 $ 129
991740862.UG.FTS.B, 28.98%, 1/21/25 .. 236 240
991741623.UG.FTS.B, 28.98%, 1/21/25 .. 510 511
991742798.UG.FTS.B, 28.98%, 1/21/25 .. 78 80
991744527.UG.FTS.B, 28.98%, 1/21/25 .. 47 48
991749837.UG.FTS.B, 28.98%, 1/21/25 .. 3,769 3,830
991752961.UG.FTS.B, 28.98%, 1/21/25 .. 17 17
991756054.UG.FTS.B, 28.98%, 1/21/25 .. 1,502 1,526
991761078.UG.FTS.B, 28.98%, 1/21/25 .. 15 15
991761552.UG.FTS.B, 28.98%, 1/21/25 .. 115 117
991761801.UG.FTS.B, 28.98%, 1/21/25 .. 202 202
991761849.UG.FTS.B, 28.98%, 1/21/25 .. 7 7
991765423.UG.FTS.B, 28.98%, 1/21/25 .. 80 82
991766670.UG.FTS.B, 28.98%, 1/21/25 .. 30 30
991767899.UG.FTS.B, 28.98%, 1/21/25 .. 262 263
991768708.UG.FTS.B, 28.98%, 1/21/25 .. 21 21
991770039.UG.FTS.B, 28.98%, 1/21/25 .. 413 420
991774202.UG.FTS.B, 28.98%, 1/21/25 .. 1,128 1,146
991775217.UG.FTS.B, 28.98%, 1/21/25 .. 2,317 2,321
991784133.UG.FTS.B, 28.98%, 1/21/25 .. 564 572
991788631.UG.FTS.B, 28.98%, 1/21/25 .. 145 147
991638900.UG.FTS.B, 29.47%, 1/21/25 .. 80 80
991633592.UG.FTS.B, 29.49%, 1/21/25 .. 174 178
991633606.UG.FTS.B, 29.49%, 1/21/25 .. 298 302
991638245.UG.FTS.B, 29.49%, 1/21/25 .. 261 171
991642900.UG.FTS.B, 29.49%, 1/21/25 .. 398 407
991644999.UG.FTS.B, 29.49%, 1/21/25 .. 116 117
991662562.UG.FTS.B, 29.49%, 1/21/25 .. 164 167
991663276.UG.FTS.B, 29.49%, 1/21/25 .. 47 48
991663758.UG.FTS.B, 29.49%, 1/21/25 .. 131 134
991663912.UG.FTS.B, 29.49%, 1/21/25 .. 435 433
991664093.UG.FTS.B, 29.49%, 1/21/25 .. 802 822
991664305.UG.FTS.B, 29.49%, 1/21/25 .. 278 284
991664625.UG.FTS.B, 29.49%, 1/21/25 .. 32 32
991665032.UG.FTS.B, 29.49%, 1/21/25 .. 190 195
991665122.UG.FTS.B, 29.49%, 1/21/25 .. 1,045 1,072
991666036.UG.FTS.B, 29.49%, 1/21/25 .. 686 707
991666720.UG.FTS.B, 29.49%, 1/21/25 .. 141 144
991668339.UG.FTS.B, 29.49%, 1/21/25 .. 315 323
991669205.UG.FTS.B, 29.49%, 1/21/25 .. 192 196
991670006.UG.FTS.B, 29.49%, 1/21/25 .. 99 101
991670187.UG.FTS.B, 29.49%, 1/21/25 .. 200 205
991671549.UG.FTS.B, 29.49%, 1/21/25 .. 36 6
991671756.UG.FTS.B, 29.49%, 1/21/25 .. 24 24
991672196.UG.FTS.B, 29.49%, 1/21/25 .. 109 111
991673882.UG.FTS.B, 29.49%, 1/21/25 .. 988 1,014
991674812.UG.FTS.B, 29.49%, 1/21/25 .. 450 59
991674869.UG.FTS.B, 29.49%, 1/21/25 .. 72 71
991675229.UG.FTS.B, 29.49%, 1/21/25 .. 96 98
991678184.UG.FTS.B, 29.49%, 1/21/25 .. 93 95
991678591.UG.FTS.B, 29.49%, 1/21/25 .. 204 207
991679078.UG.FTS.B, 29.49%, 1/21/25 .. 36 37
991680224.UG.FTS.B, 29.49%, 1/21/25 .. 74 76
991681470.UG.FTS.B, 29.49%, 1/21/25 .. 75 77
991681529.UG.FTS.B, 29.49%, 1/21/25 .. 69 70
991683560.UG.FTS.B, 29.49%, 1/21/25 .. 137 140
991684294.UG.FTS.B, 29.49%, 1/21/25 .. 310 313
991685142.UG.FTS.B, 29.49%, 1/21/25 .. 65 66

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991687042.UG.FTS.B, 29.49%, 1/21/25 .. $ 470 $ 466
991687977.UG.FTS.B, 29.49%, 1/21/25 .. 98 13
991688094.UG.FTS.B, 29.49%, 1/21/25 .. 1,290 1,319
991688964.UG.FTS.B, 29.49%, 1/21/25 .. 52 53
991689406.UG.FTS.B, 29.49%, 1/21/25 .. 44 45
991689751.UG.FTS.B, 29.49%, 1/21/25 .. 304 311
991690159.UG.FTS.B, 29.49%, 1/21/25 .. 2,844 2,908
991690545.UG.FTS.B, 29.49%, 1/21/25 .. 86 85
991690832.UG.FTS.B, 29.49%, 1/21/25 .. 142 146
991691552.UG.FTS.B, 29.49%, 1/21/25 .. 171 175
991691912.UG.FTS.B, 29.49%, 1/21/25 .. 240 158
991693012.UG.FTS.B, 29.49%, 1/21/25 .. 271 277
991694190.UG.FTS.B, 29.49%, 1/21/25 .. 264 270
991695343.UG.FTS.B, 29.49%, 1/21/25 .. 43 43
991695921.UG.FTS.B, 29.49%, 1/21/25 .. 947 970
991699221.UG.FTS.B, 29.49%, 1/21/25 .. – –
991699877.UG.FTS.B, 29.49%, 1/21/25 .. 264 267
991700678.UG.FTS.B, 29.49%, 1/21/25 .. 147 (2)
991700813.UG.FTS.B, 29.49%, 1/21/25 .. 407 413
991700885.UG.FTS.B, 29.49%, 1/21/25 .. 23 23
991701385.UG.FTS.B, 29.49%, 1/21/25 .. 32 33
991704244.UG.FTS.B, 29.49%, 1/21/25 .. 517 523
991704271.UG.FTS.B, 29.49%, 1/21/25 .. 14 14
991706026.UG.FTS.B, 29.49%, 1/21/25 .. 146 149
991709042.UG.FTS.B, 29.49%, 1/21/25 .. 363 366
991710343.UG.FTS.B, 29.49%, 1/21/25 .. 605 615
991710656.UG.FTS.B, 29.49%, 1/21/25 .. 111 114
991711411.UG.FTS.B, 29.49%, 1/21/25 .. 77 79
991712502.UG.FTS.B, 29.49%, 1/21/25 .. 139 140
991712669.UG.FTS.B, 29.49%, 1/21/25 .. 192 191
991713138.UG.FTS.B, 29.49%, 1/21/25 .. 17 17
991713287.UG.FTS.B, 29.49%, 1/21/25 .. 534 542
991714196.UG.FTS.B, 29.49%, 1/21/25 .. 87 87
991715882.UG.FTS.B, 29.49%, 1/21/25 .. 1,548 1,569
991716170.UG.FTS.B, 29.49%, 1/21/25 .. 88 90
991717859.UG.FTS.B, 29.49%, 1/21/25 .. 472 479
991717914.UG.FTS.B, 29.49%, 1/21/25 .. 511 518
991718350.UG.FTS.B, 29.49%, 1/21/25 .. 283 287
991719451.UG.FTS.B, 29.49%, 1/21/25 .. 378 387
991720068.UG.FTS.B, 29.49%, 1/21/25 .. 2,353 2,388
991721365.UG.FTS.B, 29.49%, 1/21/25 .. 142 145
991721576.UG.FTS.B, 29.49%, 1/21/25 .. 92 94
991721973.UG.FTS.B, 29.49%, 1/21/25 .. 127 128
991722825.UG.FTS.B, 29.49%, 1/21/25 .. 661 671
991723176.UG.FTS.B, 29.49%, 1/21/25 .. 283 288
991728056.UG.FTS.B, 29.49%, 1/21/25 .. 209 212
991728328.UG.FTS.B, 29.49%, 1/21/25 .. 174 175
991731609.UG.FTS.B, 29.49%, 1/21/25 .. 113 115
991731739.UG.FTS.B, 29.49%, 1/21/25 .. 196 134
991732982.UG.FTS.B, 29.49%, 1/21/25 .. 69 70
991736128.UG.FTS.B, 29.49%, 1/21/25 .. 93 92
991738527.UG.FTS.B, 29.49%, 1/21/25 .. 79 81
991738714.UG.FTS.B, 29.49%, 1/21/25 .. 380 386
991739811.UG.FTS.B, 29.49%, 1/21/25 .. 91 93
991739901.UG.FTS.B, 29.49%, 1/21/25 .. 152 153
991740248.UG.FTS.B, 29.49%, 1/21/25 .. 330 334
991740528.UG.FTS.B, 29.49%, 1/21/25 .. 2,830 2,870
991740944.UG.FTS.B, 29.49%, 1/21/25 .. 255 255
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991741010.UG.FTS.B, 29.49%, 1/21/25 .. $ 165 $ 168
991742356.UG.FTS.B, 29.49%, 1/21/25 .. 41 41
991743923.UG.FTS.B, 29.49%, 1/21/25 .. 599 414
991743959.UG.FTS.B, 29.49%, 1/21/25 .. 390 394
991746026.UG.FTS.B, 29.49%, 1/21/25 .. 231 233
991747407.UG.FTS.B, 29.49%, 1/21/25 .. 14 14
991749631.UG.FTS.B, 29.49%, 1/21/25 .. 214 212
991750066.UG.FTS.B, 29.49%, 1/21/25 .. 377 382
991750973.UG.FTS.B, 29.49%, 1/21/25 .. 46 47
991751329.UG.FTS.B, 29.49%, 1/21/25 .. 34 35
991751558.UG.FTS.B, 29.49%, 1/21/25 .. 3,504 3,551
991752386.UG.FTS.B, 29.49%, 1/21/25 .. 11 11
991753629.UG.FTS.B, 29.49%, 1/21/25 .. 24 24
991755245.UG.FTS.B, 29.49%, 1/21/25 .. 45 46
991755790.UG.FTS.B, 29.49%, 1/21/25 .. 126 127
991756064.UG.FTS.B, 29.49%, 1/21/25 .. 44 44
991757964.UG.FTS.B, 29.49%, 1/21/25 .. 276 279
991758072.UG.FTS.B, 29.49%, 1/21/25 .. 41 41
991758421.UG.FTS.B, 29.49%, 1/21/25 .. 175 177
991759331.UG.FTS.B, 29.49%, 1/21/25 .. 7 7
991759963.UG.FTS.B, 29.49%, 1/21/25 .. 44 45
991759964.UG.FTS.B, 29.49%, 1/21/25 .. 84 86
991761177.UG.FTS.B, 29.49%, 1/21/25 .. 120 121
991761241.UG.FTS.B, 29.49%, 1/21/25 .. 80 82
991763850.UG.FTS.B, 29.49%, 1/21/25 .. 52 53
991765180.UG.FTS.B, 29.49%, 1/21/25 .. 14 14
991765747.UG.FTS.B, 29.49%, 1/21/25 .. 69 70
991766135.UG.FTS.B, 29.49%, 1/21/25 .. 10 10
991771018.UG.FTS.B, 29.49%, 1/21/25 .. 53 54
991771114.UG.FTS.B, 29.49%, 1/21/25 .. 3 3
991771877.UG.FTS.B, 29.49%, 1/21/25 .. 1,223 1,241
991772833.UG.FTS.B, 29.49%, 1/21/25 .. 234 243
991773308.UG.FTS.B, 29.49%, 1/21/25 .. 127 126
991773655.UG.FTS.B, 29.49%, 1/21/25 .. 282 286
991774166.UG.FTS.B, 29.49%, 1/21/25 .. 91 93
991774371.UG.FTS.B, 29.49%, 1/21/25 .. 180 13
991774631.UG.FTS.B, 29.49%, 1/21/25 .. 353 355
991774945.UG.FTS.B, 29.49%, 1/21/25 .. 440 288
991776264.UG.FTS.B, 29.49%, 1/21/25 .. 436 432
991777444.UG.FTS.B, 29.49%, 1/21/25 .. 138 138
991777636.UG.FTS.B, 29.49%, 1/21/25 .. 154 155
991778434.UG.FTS.B, 29.49%, 1/21/25 .. 10 10
991779204.UG.FTS.B, 29.49%, 1/21/25 .. 124 125
991780986.UG.FTS.B, 29.49%, 1/21/25 .. 78 6
991781479.UG.FTS.B, 29.49%, 1/21/25 .. 15 15
991783533.UG.FTS.B, 29.49%, 1/21/25 .. 147 146
991783537.UG.FTS.B, 29.49%, 1/21/25 .. 192 193
991784118.UG.FTS.B, 29.49%, 1/21/25 .. 558 564
991784986.UG.FTS.B, 29.49%, 1/21/25 .. 183 186
991785876.UG.FTS.B, 29.49%, 1/21/25 .. 386 389
991786017.UG.FTS.B, 29.49%, 1/21/25 .. 611 619
991789834.UG.FTS.B, 29.49%, 1/21/25 .. 3 3
991792227.UG.FTS.B, 29.49%, 1/21/25 .. 469 473
991683198.UG.FTS.B, 14.98%, 1/22/25 .. 467 480
991718275.UG.FTS.B, 14.98%, 1/22/25 .. 1,865 1,917
991737948.UG.FTS.B, 14.98%, 1/22/25 .. 619 632
991790203.UG.FTS.B, 14.98%, 1/22/25 .. 174 178
991756518.UG.FTS.B, 15%, 1/22/25 ..... 251 257

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991690554.UG.FTS.B, 15.97%, 1/22/25 .. $ 2,049 $ 2,107
991754215.UG.FTS.B, 15.97%, 1/22/25 .. 215 220
991801345.UG.FTS.B, 15.97%, 1/22/25 .. 930 951
991720895.UG.FTS.B, 16.99%, 1/22/25 .. 4,844 5,011
991775455.UG.FTS.B, 16.99%, 1/22/25 .. 1,305 1,333
991802447.UG.FTS.B, 16.99%, 1/22/25 .. 4,654 4,756
991698551.UG.FTS.B, 17.99%, 1/22/25 .. 604 621
991737072.UG.FTS.B, 17.99%, 1/22/25 .. 696 711
991737115.UG.FTS.B, 17.99%, 1/22/25 .. 656 669
991634646.UG.FTS.B, 18.97%, 1/22/25 .. 471 483
991687893.UG.FTS.B, 18.97%, 1/22/25 .. 923 942
991707935.UG.FTS.B, 18.97%, 1/22/25 .. 444 453
991718040.UG.FTS.B, 18.97%, 1/22/25 .. 290 299
991749374.UG.FTS.B, 18.97%, 1/22/25 .. 1 1
991647527.UG.FTS.B, 19.21%, 1/22/25 .. 34 34
991685413.UG.FTS.B, 19.21%, 1/22/25 .. 199 204
991691716.UG.FTS.B, 19.21%, 1/22/25 .. 2,344 2,406
991705742.UG.FTS.B, 19.21%, 1/22/25 .. 1,631 1,674
991719610.UG.FTS.B, 19.21%, 1/22/25 .. 1,873 1,922
991739536.UG.FTS.B, 19.8%, 1/22/25 ... 366 368
991789966.UG.FTS.B, 19.8%, 1/22/25 ... 267 272
991643928.UG.FTS.B, 19.97%, 1/22/25 .. 148 151
991674152.UG.FTS.B, 19.99%, 1/22/25 .. 751 747
991681468.UG.FTS.B, 19.99%, 1/22/25 .. 8 8
991683557.UG.FTS.B, 19.99%, 1/22/25 .. 2,820 2,899
991699543.UG.FTS.B, 19.99%, 1/22/25 .. 236 236
991756568.UG.FTS.B, 19.99%, 1/22/25 .. 241 245
991761309.UG.FTS.B, 19.99%, 1/22/25 .. 7 7
991788027.UG.FTS.B, 19.99%, 1/22/25 .. 236 240
991798308.UG.FTS.B, 19.99%, 1/22/25 .. 62 63
991760190.UG.FTS.B, 20.46%, 1/22/25 .. 28 28
991662768.UG.FTS.B, 20.97%, 1/22/25 .. 143 146
991725447.UG.FTS.B, 20.97%, 1/22/25 .. 83 85
991656133.UG.FTS.B, 21.46%, 1/22/25 .. 463 473
991695092.UG.FTS.B, 21.46%, 1/22/25 .. 422 427
991754484.UG.FTS.B, 21.46%, 1/22/25 .. 169 172
991757748.UG.FTS.B, 21.46%, 1/22/25 .. 6 6
991779605.UG.FTS.B, 21.46%, 1/22/25 .. 117 120
991637211.UG.FTS.B, 21.97%, 1/22/25 .. 212 217
991667360.UG.FTS.B, 21.98%, 1/22/25 .. 106 1
991678173.UG.FTS.B, 21.98%, 1/22/25 .. 123 125
991710476.UG.FTS.B, 21.98%, 1/22/25 .. 46 47
991682011.UG.FTS.B, 22.97%, 1/22/25 .. 450 453
991801534.UG.FTS.B, 22.97%, 1/22/25 .. 140 143
991671050.UG.FTS.B, 23.95%, 1/22/25 .. 131 133
991672498.UG.FTS.B, 23.95%, 1/22/25 .. 164 167
991676913.UG.FTS.B, 23.95%, 1/22/25 .. 1,888 1,927
991709833.UG.FTS.B, 23.95%, 1/22/25 .. 23 23
991714969.UG.FTS.B, 25.95%, 1/22/25 .. 141 142
991629369.UG.FTS.B, 26.94%, 1/22/25 .. 114 116
991652030.UG.FTS.B, 26.94%, 1/22/25 .. 166 169
991664671.UG.FTS.B, 26.94%, 1/22/25 .. 174 177
991701628.UG.FTS.B, 27.99%, 1/22/25 .. 33 34
991629638.UG.FTS.B, 28.98%, 1/22/25 .. 245 252
991632809.UG.FTS.B, 28.98%, 1/22/25 .. 160 164
991638269.UG.FTS.B, 28.98%, 1/22/25 .. 35 35
991653648.UG.FTS.B, 28.98%, 1/22/25 .. 74 76
991654067.UG.FTS.B, 28.98%, 1/22/25 .. 1,214 1,247
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991655233.UG.FTS.B, 28.98%, 1/22/25 .. $ 261 $ 269
991655297.UG.FTS.B, 28.98%, 1/22/25 .. 281 288
991655490.UG.FTS.B, 28.98%, 1/22/25 .. 1,830 1,851
991655916.UG.FTS.B, 28.98%, 1/22/25 .. 209 215
991657460.UG.FTS.B, 28.98%, 1/22/25 .. 481 494
991662161.UG.FTS.B, 28.98%, 1/22/25 .. 28 28
991662231.UG.FTS.B, 28.98%, 1/22/25 .. 123 125
991662724.UG.FTS.B, 28.98%, 1/22/25 .. 60 61
991675418.UG.FTS.B, 28.98%, 1/22/25 .. 122 122
991675901.UG.FTS.B, 28.98%, 1/22/25 .. 6 6
991678788.UG.FTS.B, 28.98%, 1/22/25 .. 399 398
991683610.UG.FTS.B, 28.98%, 1/22/25 .. 137 140
991683939.UG.FTS.B, 28.98%, 1/22/25 .. 22 22
991694072.UG.FTS.B, 28.98%, 1/22/25 .. 789 810
991698065.UG.FTS.B, 28.98%, 1/22/25 .. 561 570
991701337.UG.FTS.B, 28.98%, 1/22/25 .. 5 5
991703503.UG.FTS.B, 28.98%, 1/22/25 .. 11 11
991709563.UG.FTS.B, 28.98%, 1/22/25 .. 31 31
991711153.UG.FTS.B, 28.98%, 1/22/25 .. 71 72
991718046.UG.FTS.B, 28.98%, 1/22/25 .. 756 776
991720046.UG.FTS.B, 28.98%, 1/22/25 .. 277 284
991722351.UG.FTS.B, 28.98%, 1/22/25 .. 945 971
991723958.UG.FTS.B, 28.98%, 1/22/25 .. 119 119
991725876.UG.FTS.B, 28.98%, 1/22/25 .. 8 8
991752444.UG.FTS.B, 28.98%, 1/22/25 .. 5 5
991758512.UG.FTS.B, 28.98%, 1/22/25 .. 71 72
991759145.UG.FTS.B, 28.98%, 1/22/25 .. 14 14
991763204.UG.FTS.B, 28.98%, 1/22/25 .. 725 737
991766379.UG.FTS.B, 28.98%, 1/22/25 .. 170 172
991777107.UG.FTS.B, 28.98%, 1/22/25 .. 42 3
991783308.UG.FTS.B, 28.98%, 1/22/25 .. 511 519
991802680.UG.FTS.B, 28.98%, 1/22/25 .. 161 164
991628550.UG.FTS.B, 29.49%, 1/22/25 .. 99 102
991632487.UG.FTS.B, 29.49%, 1/22/25 .. 163 168
991633634.UG.FTS.B, 29.49%, 1/22/25 .. 120 123
991634002.UG.FTS.B, 29.49%, 1/22/25 .. 4,831 4,893
991634061.UG.FTS.B, 29.49%, 1/22/25 .. 236 242
991634393.UG.FTS.B, 29.49%, 1/22/25 .. 3,207 3,258
991635800.UG.FTS.B, 29.49%, 1/22/25 .. 15 15
991635837.UG.FTS.B, 29.49%, 1/22/25 .. 168 (2)
991636661.UG.FTS.B, 29.49%, 1/22/25 .. 2,600 2,661
991642369.UG.FTS.B, 29.49%, 1/22/25 .. 46 46
991642874.UG.FTS.B, 29.49%, 1/22/25 .. 102 104
991643689.UG.FTS.B, 29.49%, 1/22/25 .. 198 26
991644780.UG.FTS.B, 29.49%, 1/22/25 .. 35 36
991644808.UG.FTS.B, 29.49%, 1/22/25 .. 91 93
991646259.UG.FTS.B, 29.49%, 1/22/25 .. 683 700
991647696.UG.FTS.B, 29.49%, 1/22/25 .. 22 22
991649926.UG.FTS.B, 29.49%, 1/22/25 .. 600 601
991650009.UG.FTS.B, 29.49%, 1/22/25 .. 57 58
991650045.UG.FTS.B, 29.49%, 1/22/25 .. 144 19
991653804.UG.FTS.B, 29.49%, 1/22/25 .. 501 514
991654147.UG.FTS.B, 29.49%, 1/22/25 .. 84 86
991658593.UG.FTS.B, 29.49%, 1/22/25 .. 175 177
991661478.UG.FTS.B, 29.49%, 1/22/25 .. 1,286 93
991663564.UG.FTS.B, 29.49%, 1/22/25 .. 1,507 1,536
991664068.UG.FTS.B, 29.49%, 1/22/25 .. 152 20
991665961.UG.FTS.B, 29.49%, 1/22/25 .. 25 25

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991666466.UG.FTS.B, 29.49%, 1/22/25 .. $ 2,374 $ 2,404
991671251.UG.FTS.B, 29.49%, 1/22/25 .. 44 44
991672394.UG.FTS.B, 29.49%, 1/22/25 .. 105 107
991678367.UG.FTS.B, 29.49%, 1/22/25 .. 7 7
991678636.UG.FTS.B, 29.49%, 1/22/25 .. 131 132
991679933.UG.FTS.B, 29.49%, 1/22/25 .. 54 53
991682094.UG.FTS.B, 29.49%, 1/22/25 .. 759 777
991688247.UG.FTS.B, 29.49%, 1/22/25 .. 142 146
991696607.UG.FTS.B, 29.49%, 1/22/25 .. 259 258
991703217.UG.FTS.B, 29.49%, 1/22/25 .. 183 182
991707159.UG.FTS.B, 29.49%, 1/22/25 .. 25 25
991710294.UG.FTS.B, 29.49%, 1/22/25 .. 92 94
991713002.UG.FTS.B, 29.49%, 1/22/25 .. 19 19
991713033.UG.FTS.B, 29.49%, 1/22/25 .. 3 3
991713706.UG.FTS.B, 29.49%, 1/22/25 .. 136 138
991718289.UG.FTS.B, 29.49%, 1/22/25 .. 1,138 1,166
991718290.UG.FTS.B, 29.49%, 1/22/25 .. 179 181
991720578.UG.FTS.B, 29.49%, 1/22/25 .. 284 291
991736296.UG.FTS.B, 29.49%, 1/22/25 .. 122 124
991746532.UG.FTS.B, 29.49%, 1/22/25 .. 1,458 194
991747337.UG.FTS.B, 29.49%, 1/22/25 .. 60 61
991749787.UG.FTS.B, 29.49%, 1/22/25 .. 330 330
991751645.UG.FTS.B, 29.49%, 1/22/25 .. 114 116
991752337.UG.FTS.B, 29.49%, 1/22/25 .. 342 347
991752703.UG.FTS.B, 29.49%, 1/22/25 .. 16 16
991752883.UG.FTS.B, 29.49%, 1/22/25 .. 47 48
991754988.UG.FTS.B, 29.49%, 1/22/25 .. 6 6
991755018.UG.FTS.B, 29.49%, 1/22/25 .. 201 204
991758600.UG.FTS.B, 29.49%, 1/22/25 .. 39 40
991758788.UG.FTS.B, 29.49%, 1/22/25 .. 307 312
991761249.UG.FTS.B, 29.49%, 1/22/25 .. 9 9
991761733.UG.FTS.B, 29.49%, 1/22/25 .. 10 10
991763411.UG.FTS.B, 29.49%, 1/22/25 .. 13 13
991764307.UG.FTS.B, 29.49%, 1/22/25 .. 31 32
991765455.UG.FTS.B, 29.49%, 1/22/25 .. 329 334
991765762.UG.FTS.B, 29.49%, 1/22/25 .. 12 12
991771854.UG.FTS.B, 29.49%, 1/22/25 .. 753 765
991773156.UG.FTS.B, 29.49%, 1/22/25 .. 482 491
991773711.UG.FTS.B, 29.49%, 1/22/25 .. 1,139 1,146
991774923.UG.FTS.B, 29.49%, 1/22/25 .. 145 145
991779420.UG.FTS.B, 29.49%, 1/22/25 .. 480 477
991783612.UG.FTS.B, 29.49%, 1/22/25 .. 2,875 2,919
991783625.UG.FTS.B, 29.49%, 1/22/25 .. 132 133
991784478.UG.FTS.B, 29.49%, 1/22/25 .. 38 38
991787661.UG.FTS.B, 29.49%, 1/22/25 .. 59 60
991792431.UG.FTS.B, 29.49%, 1/22/25 .. 1,533 1,523
991792565.UG.FTS.B, 29.49%, 1/22/25 .. 38 39
991794136.UG.FTS.B, 29.49%, 1/22/25 .. 186 186
991798587.UG.FTS.B, 29.49%, 1/22/25 .. 47 47
991798589.UG.FTS.B, 29.49%, 1/22/25 .. 7 8
991802876.UG.FTS.B, 29.49%, 1/22/25 .. 469 473
991806840.UG.FTS.B, 29.49%, 1/22/25 .. – –
991808603.UG.FTS.B, 29.49%, 1/22/25 .. 1 1
991808836.UG.FTS.B, 29.49%, 1/22/25 .. 43 43
991778465.UG.FTS.B, 29.99%, 1/22/25 .. 50 51
991720287.UG.FTS.B, 14.97%, 1/23/25 .. 963 972
991773581.UG.FTS.B, 14.97%, 1/23/25 .. 2,692 2,721
991636779.UG.FTS.B, 14.98%, 1/23/25 .. 147 150
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991673294.UG.FTS.B, 14.98%, 1/23/25 .. $ 5,179 $ 5,325
991685301.UG.FTS.B, 14.98%, 1/23/25 .. 1,312 1,349
991810697.UG.FTS.B, 14.98%, 1/23/25 .. 1,394 1,424
991640768.UG.FTS.B, 15%, 1/23/25 ..... 353 360
991669666.UG.FTS.B, 15.97%, 1/23/25 .. 235 242
991720270.UG.FTS.B, 16.99%, 1/23/25 .. 837 861
991743124.UG.FTS.B, 16.99%, 1/23/25 .. 316 321
991724639.UG.FTS.B, 17.99%, 1/23/25 .. 225 228
991732570.UG.FTS.B, 17.99%, 1/23/25 .. 394 244
991759633.UG.FTS.B, 17.99%, 1/23/25 .. 7 7
991806652.UG.FTS.B, 17.99%, 1/23/25 .. 516 526
991713762.UG.FTS.B, 18.21%, 1/23/25 .. 315 319
991807503.UG.FTS.B, 18.21%, 1/23/25 .. 47 48
991629464.UG.FTS.B, 18.97%, 1/23/25 .. 125 127
991633176.UG.FTS.B, 18.97%, 1/23/25 .. 4,177 2,521
991634874.UG.FTS.B, 18.97%, 1/23/25 .. 1,884 1,935
991637138.UG.FTS.B, 18.97%, 1/23/25 .. 639 656
991652563.UG.FTS.B, 18.97%, 1/23/25 .. 1,744 1,790
991654901.UG.FTS.B, 18.97%, 1/23/25 .. 9,407 9,660
991665228.UG.FTS.B, 18.97%, 1/23/25 .. 843 866
991714902.UG.FTS.B, 18.97%, 1/23/25 .. 231 238
991732049.UG.FTS.B, 18.97%, 1/23/25 .. 1,542 1,573
991802570.UG.FTS.B, 18.97%, 1/23/25 .. 1,015 1,035
991655628.UG.FTS.B, 19.21%, 1/23/25 .. 469 481
991700455.UG.FTS.B, 19.21%, 1/23/25 .. 410 421
991708308.UG.FTS.B, 19.21%, 1/23/25 .. 1,850 1,886
991720395.UG.FTS.B, 19.21%, 1/23/25 .. 562 577
991723070.UG.FTS.B, 19.21%, 1/23/25 .. 1,874 1,923
991774744.UG.FTS.B, 19.21%, 1/23/25 .. 14,013 14,283
991800189.UG.FTS.B, 19.21%, 1/23/25 .. 15 16
991801084.UG.FTS.B, 19.21%, 1/23/25 .. 1,026 1,045
991658233.UG.FTS.B, 19.8%, 1/23/25 ... 942 966
991666998.UG.FTS.B, 19.8%, 1/23/25 ... 191 197
991669289.UG.FTS.B, 19.8%, 1/23/25 ... 361 368
991681904.UG.FTS.B, 19.8%, 1/23/25 ... 766 788
991772614.UG.FTS.B, 19.8%, 1/23/25 ... 3,365 3,425
991792267.UG.FTS.B, 19.8%, 1/23/25 ... 2,152 2,170
991793572.UG.FTS.B, 19.8%, 1/23/25 ... 1,867 1,901
991817217.UG.FTS.B, 19.8%, 1/23/25 ... 72 74
991632705.UG.FTS.B, 19.99%, 1/23/25 .. 2,546 2,618
991655150.UG.FTS.B, 19.99%, 1/23/25 .. 814 828
991671970.UG.FTS.B, 19.99%, 1/23/25 .. 341 351
991679224.UG.FTS.B, 19.99%, 1/23/25 .. 305 309
991778390.UG.FTS.B, 19.99%, 1/23/25 .. 8 8
991811950.UG.FTS.B, 19.99%, 1/23/25 .. 241 245
991634057.UG.FTS.B, 20.46%, 1/23/25 .. 33 33
991665786.UG.FTS.B, 20.46%, 1/23/25 .. 278 285
991701667.UG.FTS.B, 20.46%, 1/23/25 .. 181 186
991718868.UG.FTS.B, 20.46%, 1/23/25 .. 328 337
991722899.UG.FTS.B, 20.46%, 1/23/25 .. 281 288
991786741.UG.FTS.B, 20.46%, 1/23/25 .. 15 16
991714788.UG.FTS.B, 20.97%, 1/23/25 .. 10 11
991735353.UG.FTS.B, 20.97%, 1/23/25 .. 85 87
991705904.UG.FTS.B, 20.98%, 1/23/25 .. 109 112
991638426.UG.FTS.B, 21.46%, 1/23/25 .. 1,375 1,395
991653986.UG.FTS.B, 21.46%, 1/23/25 .. 407 409
991661446.UG.FTS.B, 21.46%, 1/23/25 .. 114 117
991677495.UG.FTS.B, 21.46%, 1/23/25 .. 180 184

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991688517.UG.FTS.B, 21.46%, 1/23/25 .. $ 404 $ 409
991692003.UG.FTS.B, 21.46%, 1/23/25 .. 5 5
991693269.UG.FTS.B, 21.46%, 1/23/25 .. 125 127
991700214.UG.FTS.B, 21.46%, 1/23/25 .. 305 312
991710233.UG.FTS.B, 21.46%, 1/23/25 .. 612 626
991745840.UG.FTS.B, 21.46%, 1/23/25 .. 614 622
991760990.UG.FTS.B, 21.46%, 1/23/25 .. 84 84
991799351.UG.FTS.B, 21.46%, 1/23/25 .. 18 18
991666562.UG.FTS.B, 21.97%, 1/23/25 .. 377 386
991639095.UG.FTS.B, 21.98%, 1/23/25 .. 217 222
991641726.UG.FTS.B, 21.98%, 1/23/25 .. 1,049 1,063
991663664.UG.FTS.B, 21.98%, 1/23/25 .. 95 96
991759715.UG.FTS.B, 21.98%, 1/23/25 .. 564 572
991786528.UG.FTS.B, 21.98%, 1/23/25 .. 171 173
991660992.UG.FTS.B, 22.48%, 1/23/25 .. 24 24
991698290.UG.FTS.B, 22.97%, 1/23/25 .. 1,204 1,220
991644696.UG.FTS.B, 23.95%, 1/23/25 .. 164 166
991788954.UG.FTS.B, 23.95%, 1/23/25 .. 20 20
991784495.UG.FTS.B, 25.98%, 1/23/25 .. 222 225
991666003.UG.FTS.B, 26.94%, 1/23/25 .. 157 160
991693097.UG.FTS.B, 26.94%, 1/23/25 .. 513 518
991750688.UG.FTS.B, 26.94%, 1/23/25 .. 59 60
991629548.UG.FTS.B, 28.98%, 1/23/25 .. 406 417
991631431.UG.FTS.B, 28.98%, 1/23/25 .. 207 27
991635683.UG.FTS.B, 28.98%, 1/23/25 .. 542 547
991635693.UG.FTS.B, 28.98%, 1/23/25 .. 191 196
991636074.UG.FTS.B, 28.98%, 1/23/25 .. 838 861
991636843.UG.FTS.B, 28.98%, 1/23/25 .. 527 534
991643376.UG.FTS.B, 28.98%, 1/23/25 .. 23 23
991644625.UG.FTS.B, 28.98%, 1/23/25 .. 204 210
991644719.UG.FTS.B, 28.98%, 1/23/25 .. 879 894
991655367.UG.FTS.B, 28.98%, 1/23/25 .. 900 579
991656845.UG.FTS.B, 28.98%, 1/23/25 .. 190 196
991661357.UG.FTS.B, 28.98%, 1/23/25 .. 302 310
991662149.UG.FTS.B, 28.98%, 1/23/25 .. 455 458
991665357.UG.FTS.B, 28.98%, 1/23/25 .. 2,092 2,123
991665490.UG.FTS.B, 28.98%, 1/23/25 .. 476 489
991667605.UG.FTS.B, 28.98%, 1/23/25 .. 638 656
991667673.UG.FTS.B, 28.98%, 1/23/25 .. 138 140
991667998.UG.FTS.B, 28.98%, 1/23/25 .. 1,973 1,967
991671053.UG.FTS.B, 28.98%, 1/23/25 .. 44 44
991671248.UG.FTS.B, 28.98%, 1/23/25 .. 181 186
991671791.UG.FTS.B, 28.98%, 1/23/25 .. 318 321
991675411.UG.FTS.B, 28.98%, 1/23/25 .. 811 814
991676667.UG.FTS.B, 28.98%, 1/23/25 .. 350 356
991677694.UG.FTS.B, 28.98%, 1/23/25 .. 1,216 1,237
991679075.UG.FTS.B, 28.98%, 1/23/25 .. 84 86
991679449.UG.FTS.B, 28.98%, 1/23/25 .. 8 8
991684901.UG.FTS.B, 28.98%, 1/23/25 .. 155 157
991693174.UG.FTS.B, 28.98%, 1/23/25 .. 237 244
991693333.UG.FTS.B, 28.98%, 1/23/25 .. 272 275
991695544.UG.FTS.B, 28.98%, 1/23/25 .. 223 229
991696216.UG.FTS.B, 28.98%, 1/23/25 .. 41 42
991700691.UG.FTS.B, 28.98%, 1/23/25 .. 72 74
991713738.UG.FTS.B, 28.98%, 1/23/25 .. 18 18
991714226.UG.FTS.B, 28.98%, 1/23/25 .. 182 185
991719179.UG.FTS.B, 28.98%, 1/23/25 .. 2,831 2,878
991719766.UG.FTS.B, 28.98%, 1/23/25 .. 473 486
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991720618.UG.FTS.B, 28.98%, 1/23/25 .. $ 118 $ 121
991722435.UG.FTS.B, 28.98%, 1/23/25 .. 984 129
991725624.UG.FTS.B, 28.98%, 1/23/25 .. 125 127
991734227.UG.FTS.B, 28.98%, 1/23/25 .. 298 303
991736765.UG.FTS.B, 28.98%, 1/23/25 .. 340 345
991739642.UG.FTS.B, 28.98%, 1/23/25 .. 94 96
991740876.UG.FTS.B, 28.98%, 1/23/25 .. 4,329 4,374
991743895.UG.FTS.B, 28.98%, 1/23/25 .. 296 301
991748353.UG.FTS.B, 28.98%, 1/23/25 .. 250 (2)
991755793.UG.FTS.B, 28.98%, 1/23/25 .. 273 275
991760215.UG.FTS.B, 28.98%, 1/23/25 .. 101 104
991762827.UG.FTS.B, 28.98%, 1/23/25 .. 38 39
991764530.UG.FTS.B, 28.98%, 1/23/25 .. 234 235
991768579.UG.FTS.B, 28.98%, 1/23/25 .. 54 55
991768584.UG.FTS.B, 28.98%, 1/23/25 .. 66 67
991772947.UG.FTS.B, 28.98%, 1/23/25 .. 932 946
991772955.UG.FTS.B, 28.98%, 1/23/25 .. 144 146
991774877.UG.FTS.B, 28.98%, 1/23/25 .. 179 182
991779183.UG.FTS.B, 28.98%, 1/23/25 .. 1,126 1,120
991782023.UG.FTS.B, 28.98%, 1/23/25 .. 464 471
991782074.UG.FTS.B, 28.98%, 1/23/25 .. 371 377
991782508.UG.FTS.B, 28.98%, 1/23/25 .. 282 287
991785616.UG.FTS.B, 28.98%, 1/23/25 .. 68 69
991789218.UG.FTS.B, 28.98%, 1/23/25 .. 16 16
991795129.UG.FTS.B, 28.98%, 1/23/25 .. 37 38
991797774.UG.FTS.B, 28.98%, 1/23/25 .. 469 477
991807448.UG.FTS.B, 28.98%, 1/23/25 .. 350 356
991807581.UG.FTS.B, 28.98%, 1/23/25 .. 93 95
991809208.UG.FTS.B, 28.98%, 1/23/25 .. 476 477
991717633.UG.FTS.B, 29.46%, 1/23/25 .. 20 20
991787803.UG.FTS.B, 29.46%, 1/23/25 .. 105 105
991798404.UG.FTS.B, 29.47%, 1/23/25 .. 61 62
991632479.UG.FTS.B, 29.49%, 1/23/25 .. 781 790
991634115.UG.FTS.B, 29.49%, 1/23/25 .. 286 294
991635514.UG.FTS.B, 29.49%, 1/23/25 .. 3,735 3,829
991635734.UG.FTS.B, 29.49%, 1/23/25 .. 349 358
991639167.UG.FTS.B, 29.49%, 1/23/25 .. 40 40
991640308.UG.FTS.B, 29.49%, 1/23/25 .. 459 464
991640354.UG.FTS.B, 29.49%, 1/23/25 .. 394 404
991640844.UG.FTS.B, 29.49%, 1/23/25 .. 88 90
991643437.UG.FTS.B, 29.49%, 1/23/25 .. 167 172
991645466.UG.FTS.B, 29.49%, 1/23/25 .. 129 128
991646303.UG.FTS.B, 29.49%, 1/23/25 .. 207 210
991646401.UG.FTS.B, 29.49%, 1/23/25 .. 47 48
991648051.UG.FTS.B, 29.49%, 1/23/25 .. 486 499
991649488.UG.FTS.B, 29.49%, 1/23/25 .. 277 284
991650076.UG.FTS.B, 29.49%, 1/23/25 .. 82 84
991650094.UG.FTS.B, 29.49%, 1/23/25 .. 140 144
991651099.UG.FTS.B, 29.49%, 1/23/25 .. 126 128
991652096.UG.FTS.B, 29.49%, 1/23/25 .. 16 16
991653833.UG.FTS.B, 29.49%, 1/23/25 .. 8 8
991654911.UG.FTS.B, 29.49%, 1/23/25 .. 225 30
991655169.UG.FTS.B, 29.49%, 1/23/25 .. 190 195
991659040.UG.FTS.B, 29.49%, 1/23/25 .. 82 84
991659984.UG.FTS.B, 29.49%, 1/23/25 .. 67 68
991660183.UG.FTS.B, 29.49%, 1/23/25 .. 246 250
991660204.UG.FTS.B, 29.49%, 1/23/25 .. 136 138
991661550.UG.FTS.B, 29.49%, 1/23/25 .. 156 158

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991662010.UG.FTS.B, 29.49%, 1/23/25 .. $ 225 $ 231
991662703.UG.FTS.B, 29.49%, 1/23/25 .. 79 79
991664752.UG.FTS.B, 29.49%, 1/23/25 .. 1,417 1,438
991664791.UG.FTS.B, 29.49%, 1/23/25 .. 219 225
991667627.UG.FTS.B, 29.49%, 1/23/25 .. 202 206
991669123.UG.FTS.B, 29.49%, 1/23/25 .. 400 406
991669828.UG.FTS.B, 29.49%, 1/23/25 .. 290 297
991669979.UG.FTS.B, 29.49%, 1/23/25 .. 124 126
991670618.UG.FTS.B, 29.49%, 1/23/25 .. 341 349
991672381.UG.FTS.B, 29.49%, 1/23/25 .. 506 328
991672410.UG.FTS.B, 29.49%, 1/23/25 .. 24 24
991672472.UG.FTS.B, 29.49%, 1/23/25 .. 172 176
991674428.UG.FTS.B, 29.49%, 1/23/25 .. 1,324 1,359
991677110.UG.FTS.B, 29.49%, 1/23/25 .. 9 9
991678185.UG.FTS.B, 29.49%, 1/23/25 .. 102 105
991678811.UG.FTS.B, 29.49%, 1/23/25 .. 594 610
991680942.UG.FTS.B, 29.49%, 1/23/25 .. 480 492
991682804.UG.FTS.B, 29.49%, 1/23/25 .. 408 410
991684286.UG.FTS.B, 29.49%, 1/23/25 .. 37 37
991684319.UG.FTS.B, 29.49%, 1/23/25 .. 96 98
991684915.UG.FTS.B, 29.49%, 1/23/25 .. 183 188
991685294.UG.FTS.B, 29.49%, 1/23/25 .. 926 950
991685999.UG.FTS.B, 29.49%, 1/23/25 .. 81 83
991686992.UG.FTS.B, 29.49%, 1/23/25 .. 32 33
991687091.UG.FTS.B, 29.49%, 1/23/25 .. 25 25
991688415.UG.FTS.B, 29.49%, 1/23/25 .. 671 677
991688858.UG.FTS.B, 29.49%, 1/23/25 .. 217 219
991692660.UG.FTS.B, 29.49%, 1/23/25 .. 140 144
991693141.UG.FTS.B, 29.49%, 1/23/25 .. 78 62
991694241.UG.FTS.B, 29.49%, 1/23/25 .. 138 140
991695744.UG.FTS.B, 29.49%, 1/23/25 .. 115 9
991700061.UG.FTS.B, 29.49%, 1/23/25 .. 51 52
991701111.UG.FTS.B, 29.49%, 1/23/25 ... 239 245
991701192.UG.FTS.B, 29.49%, 1/23/25 .. 145 19
991701242.UG.FTS.B, 29.49%, 1/23/25 .. 29 30
991705948.UG.FTS.B, 29.49%, 1/23/25 .. 103 105
991707157.UG.FTS.B, 29.49%, 1/23/25 .. 634 48
991710239.UG.FTS.B, 29.49%, 1/23/25 .. 5 5
991710464.UG.FTS.B, 29.49%, 1/23/25 .. 157 159
991713650.UG.FTS.B, 29.49%, 1/23/25 .. 1,381 1,397
991714208.UG.FTS.B, 29.49%, 1/23/25 .. 49 48
991718098.UG.FTS.B, 29.49%, 1/23/25 .. 212 217
991719609.UG.FTS.B, 29.49%, 1/23/25 .. 115 8
991725741.UG.FTS.B, 29.49%, 1/23/25 .. 184 186
991727898.UG.FTS.B, 29.49%, 1/23/25 .. 147 149
991731138.UG.FTS.B, 29.49%, 1/23/25 .. 159 158
991732421.UG.FTS.B, 29.49%, 1/23/25 .. 38 39
991736050.UG.FTS.B, 29.49%, 1/23/25 .. 8 8
991740952.UG.FTS.B, 29.49%, 1/23/25 .. 208 209
991749819.UG.FTS.B, 29.49%, 1/23/25 .. 208 210
991749836.UG.FTS.B, 29.49%, 1/23/25 .. 1,888 1,916
991750874.UG.FTS.B, 29.49%, 1/23/25 .. 13 13
991753605.UG.FTS.B, 29.49%, 1/23/25 .. 19 19
991758368.UG.FTS.B, 29.49%, 1/23/25 .. 361 366
991759014.UG.FTS.B, 29.49%, 1/23/25 .. 148 148
991760951.UG.FTS.B, 29.49%, 1/23/25 .. 42 43
991762640.UG.FTS.B, 29.49%, 1/23/25 .. 150 152
991762816.UG.FTS.B, 29.49%, 1/23/25 .. 121 123
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991763398.UG.FTS.B, 29.49%, 1/23/25 .. $ 122 $ 124
991763664.UG.FTS.B, 29.49%, 1/23/25 .. 49 50
991763680.UG.FTS.B, 29.49%, 1/23/25 .. 11 11
991764778.UG.FTS.B, 29.49%, 1/23/25 .. 159 161
991764948.UG.FTS.B, 29.49%, 1/23/25 .. 86 88
991766961.UG.FTS.B, 29.49%, 1/23/25 .. – –
991768207.UG.FTS.B, 29.49%, 1/23/25 .. 38 39
991768574.UG.FTS.B, 29.49%, 1/23/25 .. 58 59
991773008.UG.FTS.B, 29.49%, 1/23/25 .. 140 142
991777092.UG.FTS.B, 29.49%, 1/23/25 .. 154 156
991777722.UG.FTS.B, 29.49%, 1/23/25 .. 21 21
991778351.UG.FTS.B, 29.49%, 1/23/25 .. 15 15
991778406.UG.FTS.B, 29.49%, 1/23/25 .. 19 19
991779238.UG.FTS.B, 29.49%, 1/23/25 .. 15 15
991779628.UG.FTS.B, 29.49%, 1/23/25 .. 62 63
991779677.UG.FTS.B, 29.49%, 1/23/25 .. 34 34
991781006.UG.FTS.B, 29.49%, 1/23/25 .. 52 53
991781870.UG.FTS.B, 29.49%, 1/23/25 .. 348 348
991782329.UG.FTS.B, 29.49%, 1/23/25 .. 126 128
991783407.UG.FTS.B, 29.49%, 1/23/25 .. 282 286
991787630.UG.FTS.B, 29.49%, 1/23/25 .. 100 103
991789258.UG.FTS.B, 29.49%, 1/23/25 .. 92 94
991789422.UG.FTS.B, 29.49%, 1/23/25 .. 2 2
991791018.UG.FTS.B, 29.49%, 1/23/25 .. 213 211
991792329.UG.FTS.B, 29.49%, 1/23/25 .. 423 428
991792570.UG.FTS.B, 29.49%, 1/23/25 .. 470 474
991792684.UG.FTS.B, 29.49%, 1/23/25 .. 1,102 1,103
991795096.UG.FTS.B, 29.49%, 1/23/25 .. 887 894
991795103.UG.FTS.B, 29.49%, 1/23/25 .. 78 79
991796436.UG.FTS.B, 29.49%, 1/23/25 .. 25 4
991798958.UG.FTS.B, 29.49%, 1/23/25 .. 874 888
991816343.UG.FTS.B, 29.49%, 1/23/25 .. 153 154
991816545.UG.FTS.B, 29.49%, 1/23/25 .. 159 161
991817291.UG.FTS.B, 29.49%, 1/23/25 .. 481 485
991576117.UG.FTS.B, Zero Cpn, 1/24/25 . 230 239
991656882.UG.FTS.B, 14.98%, 1/24/25 .. 383 394
991755553.UG.FTS.B, 14.98%, 1/24/25 .. 360 368
991648853.UG.FTS.B, 15%, 1/24/25 ..... 4,751 4,878
991708919.UG.FTS.B, 15%, 1/24/25 ..... 67 68
991800979.UG.FTS.B, 15.97%, 1/24/25 .. 6,515 6,662
991636992.UG.FTS.B, 16.99%, 1/24/25 .. 485 499
991638528.UG.FTS.B, 16.99%, 1/24/25 .. 441 453
991638769.UG.FTS.B, 16.99%, 1/24/25 .. 47 1
991642911.UG.FTS.B, 16.99%, 1/24/25 .. 359 369
991708759.UG.FTS.B, 17.99%, 1/24/25 .. 2,100 2,158
991734778.UG.FTS.B, 17.99%, 1/24/25 .. 142 145
991746840.UG.FTS.B, 17.99%, 1/24/25 .. 1,791 1,823
991799064.UG.FTS.B, 17.99%, 1/24/25 .. 847 867
991690303.UG.FTS.B, 18.97%, 1/24/25 .. 751 772
991699954.UG.FTS.B, 18.97%, 1/24/25 .. 129 133
991702242.UG.FTS.B, 18.97%, 1/24/25 .. 76 78
991708811.UG.FTS.B, 18.97%, 1/24/25 .. 915 934
991704768.UG.FTS.B, 19.21%, 1/24/25 .. 698 711
991656757.UG.FTS.B, 19.46%, 1/24/25 .. 3,930 3,993
991631216.UG.FTS.B, 19.8%, 1/24/25 ... 228 3
991632438.UG.FTS.B, 19.8%, 1/24/25 ... 1,911 1,936
991697824.UG.FTS.B, 19.8%, 1/24/25 ... 265 268
991806310.UG.FTS.B, 19.97%, 1/24/25 .. 462 289

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991575290.UG.FTS.B, 19.99%, 1/24/25 .. $ 169 $ 174
991576025.UG.FTS.B, 19.99%, 1/24/25 .. 179 182
991581472.UG.FTS.B, 19.99%, 1/24/25 .. 118 121
991585928.UG.FTS.B, 19.99%, 1/24/25 .. 39 40
991598140.UG.FTS.B, 19.99%, 1/24/25 .. 145 149
991608248.UG.FTS.B, 19.99%, 1/24/25 .. 101 104
991629457.UG.FTS.B, 19.99%, 1/24/25 .. 709 728
991642292.UG.FTS.B, 19.99%, 1/24/25 .. 194 197
991650113.UG.FTS.B, 19.99%, 1/24/25 .. 2,752 2,773
991651074.UG.FTS.B, 19.99%, 1/24/25 .. 78 80
991653352.UG.FTS.B, 19.99%, 1/24/25 .. 154 158
991799920.UG.FTS.B, 19.99%, 1/24/25 .. 2,016 2,050
991801704.UG.FTS.B, 19.99%, 1/24/25 .. 1,868 1,900
991805172.UG.FTS.B, 19.99%, 1/24/25 .. 116 119
991805637.UG.FTS.B, 19.99%, 1/24/25 .. 247 251
991807354.UG.FTS.B, 19.99%, 1/24/25 .. 110 111
991813869.UG.FTS.B, 19.99%, 1/24/25 .. 178 178
991816621.UG.FTS.B, 19.99%, 1/24/25 .. 17 18
991721736.UG.FTS.B, 20.46%, 1/24/25 .. 5,629 5,769
991722377.UG.FTS.B, 20.46%, 1/24/25 .. 2,816 2,887
991745755.UG.FTS.B, 20.46%, 1/24/25 .. 498 507
991781421.UG.FTS.B, 20.46%, 1/24/25 .. 341 347
991786433.UG.FTS.B, 20.46%, 1/24/25 .. 159 162
991791281.UG.FTS.B, 20.46%, 1/24/25 .. 7 7
991699313.UG.FTS.B, 20.97%, 1/24/25 .. 590 599
991757950.UG.FTS.B, 20.97%, 1/24/25 .. 11 11
991631506.UG.FTS.B, 21.46%, 1/24/25 .. 322 329
991749758.UG.FTS.B, 21.46%, 1/24/25 .. 5,600 5,679
991786125.UG.FTS.B, 21.46%, 1/24/25 .. 177 179
991806077.UG.FTS.B, 21.97%, 1/24/25 .. 127 128
991691604.UG.FTS.B, 21.98%, 1/24/25 .. 471 482
991722423.UG.FTS.B, 21.98%, 1/24/25 .. 4,231 4,327
991741186.UG.FTS.B, 21.98%, 1/24/25 .. 16 17
991748280.UG.FTS.B, 21.98%, 1/24/25 .. 108 110
991801295.UG.FTS.B, 21.98%, 1/24/25 .. 935 948
991717329.UG.FTS.B, 22.97%, 1/24/25 .. 2,319 2,370
991641124.UG.FTS.B, 23.95%, 1/24/25 .. 264 270
991792960.UG.FTS.B, 23.95%, 1/24/25 .. 574 583
991706518.UG.FTS.B, 24.95%, 1/24/25 .. 1,275 1,300
991812772.UG.FTS.B, 25.94%, 1/24/25 .. 27 28
991644078.UG.FTS.B, 25.95%, 1/24/25 .. 792 806
991700887.UG.FTS.B, 25.95%, 1/24/25 .. 186 191
991635736.UG.FTS.B, 26.94%, 1/24/25 .. 350 229
991673104.UG.FTS.B, 26.94%, 1/24/25 .. 395 403
991780248.UG.FTS.B, 27.95%, 1/24/25 .. 106 108
991788761.UG.FTS.B, 27.95%, 1/24/25 .. 25 26
991680442.UG.FTS.B, 27.99%, 1/24/25 .. 61 62
991575668.UG.FTS.B, 28.98%, 1/24/25 .. 131 132
991575802.UG.FTS.B, 28.98%, 1/24/25 .. 1,944 1,940
991577230.UG.FTS.B, 28.98%, 1/24/25 .. 192 197
991577662.UG.FTS.B, 28.98%, 1/24/25 .. 345 349
991578086.UG.FTS.B, 28.98%, 1/24/25 .. 171 176
991578656.UG.FTS.B, 28.98%, 1/24/25 .. 1,172 1,183
991578983.UG.FTS.B, 28.98%, 1/24/25 .. 1,307 859
991583017.UG.FTS.B, 28.98%, 1/24/25 .. 403 414
991586355.UG.FTS.B, 28.98%, 1/24/25 .. 194 198
991589078.UG.FTS.B, 28.98%, 1/24/25 .. 3 3
991592816.UG.FTS.B, 28.98%, 1/24/25 .. 39 39
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991594975.UG.FTS.B, 28.98%, 1/24/25 .. $ 4 $ 4
991595786.UG.FTS.B, 28.98%, 1/24/25 .. 133 136
991596284.UG.FTS.B, 28.98%, 1/24/25 .. 887 889
991615833.UG.FTS.B, 28.98%, 1/24/25 .. 172 172
991628863.UG.FTS.B, 28.98%, 1/24/25 .. 722 741
991629929.UG.FTS.B, 28.98%, 1/24/25 .. 398 396
991632674.UG.FTS.B, 28.98%, 1/24/25 .. 132 136
991633388.UG.FTS.B, 28.98%, 1/24/25 .. 52 53
991634826.UG.FTS.B, 28.98%, 1/24/25 .. 716 736
991639159.UG.FTS.B, 28.98%, 1/24/25 .. 123 127
991640485.UG.FTS.B, 28.98%, 1/24/25 .. 1,431 1,452
991640929.UG.FTS.B, 28.98%, 1/24/25 .. 163 167
991643556.UG.FTS.B, 28.98%, 1/24/25 .. 588 78
991644552.UG.FTS.B, 28.98%, 1/24/25 .. 49 50
991645339.UG.FTS.B, 28.98%, 1/24/25 .. 604 608
991649512.UG.FTS.B, 28.98%, 1/24/25 .. 182 187
991649611.UG.FTS.B, 28.98%, 1/24/25 .. 241 248
991650054.UG.FTS.B, 28.98%, 1/24/25 .. 8 8
991651901.UG.FTS.B, 28.98%, 1/24/25 .. 791 813
991659856.UG.FTS.B, 28.98%, 1/24/25 .. 139 143
991662614.UG.FTS.B, 28.98%, 1/24/25 .. 78 79
991664144.UG.FTS.B, 28.98%, 1/24/25 .. 72 74
991665878.UG.FTS.B, 28.98%, 1/24/25 .. 419 430
991667154.UG.FTS.B, 28.98%, 1/24/25 .. 754 750
991669337.UG.FTS.B, 28.98%, 1/24/25 .. 120 121
991670648.UG.FTS.B, 28.98%, 1/24/25 .. 161 164
991671831.UG.FTS.B, 28.98%, 1/24/25 .. 20 20
991671947.UG.FTS.B, 28.98%, 1/24/25 .. 527 542
991673929.UG.FTS.B, 28.98%, 1/24/25 .. 380 391
991677444.UG.FTS.B, 28.98%, 1/24/25 .. 35 36
991681258.UG.FTS.B, 28.98%, 1/24/25 .. 1,348 1,366
991684955.UG.FTS.B, 28.98%, 1/24/25 .. 72 73
991685641.UG.FTS.B, 28.98%, 1/24/25 .. 364 370
991688160.UG.FTS.B, 28.98%, 1/24/25 .. 2,796 2,844
991689399.UG.FTS.B, 28.98%, 1/24/25 .. 164 167
991692103.UG.FTS.B, 28.98%, 1/24/25 .. 570 585
991699090.UG.FTS.B, 28.98%, 1/24/25 .. 24 24
991703547.UG.FTS.B, 28.98%, 1/24/25 .. 344 355
991704459.UG.FTS.B, 28.98%, 1/24/25 .. 6 6
991710310.UG.FTS.B, 28.98%, 1/24/25 .. 711 712
991713017.UG.FTS.B, 28.98%, 1/24/25 .. 209 214
991713085.UG.FTS.B, 28.98%, 1/24/25 .. 327 333
991724136.UG.FTS.B, 28.98%, 1/24/25 .. 151 155
991725698.UG.FTS.B, 28.98%, 1/24/25 .. 318 323
991733516.UG.FTS.B, 28.98%, 1/24/25 .. 385 392
991735140.UG.FTS.B, 28.98%, 1/24/25 .. 7 7
991738430.UG.FTS.B, 28.98%, 1/24/25 .. 355 360
991745188.UG.FTS.B, 28.98%, 1/24/25 .. 1,303 96
991754574.UG.FTS.B, 28.98%, 1/24/25 .. 118 120
991754851.UG.FTS.B, 28.98%, 1/24/25 .. 120 122
991759330.UG.FTS.B, 28.98%, 1/24/25 .. 86 88
991762575.UG.FTS.B, 28.98%, 1/24/25 .. 755 768
991766240.UG.FTS.B, 28.98%, 1/24/25 .. 28 29
991768508.UG.FTS.B, 28.98%, 1/24/25 .. 18 18
991776412.UG.FTS.B, 28.98%, 1/24/25 .. 954 969
991777910.UG.FTS.B, 28.98%, 1/24/25 .. 252 256
991780022.UG.FTS.B, 28.98%, 1/24/25 .. 278 282
991780591.UG.FTS.B, 28.98%, 1/24/25 .. 228 231

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991781561.UG.FTS.B, 28.98%, 1/24/25 .. $ 39 $ 39
991781585.UG.FTS.B, 28.98%, 1/24/25 .. 88 90
991781826.UG.FTS.B, 28.98%, 1/24/25 .. 659 662
991782375.UG.FTS.B, 28.98%, 1/24/25 .. 188 191
991783185.UG.FTS.B, 28.98%, 1/24/25 .. 132 134
991783742.UG.FTS.B, 28.98%, 1/24/25 .. 928 942
991783823.UG.FTS.B, 28.98%, 1/24/25 .. 1,883 1,915
991785319.UG.FTS.B, 28.98%, 1/24/25 .. 626 637
991789793.UG.FTS.B, 28.98%, 1/24/25 .. 1,470 1,495
991789906.UG.FTS.B, 28.98%, 1/24/25 .. 235 239
991791199.UG.FTS.B, 28.98%, 1/24/25 .. 341 345
991791520.UG.FTS.B, 28.98%, 1/24/25 .. 103 105
991795189.UG.FTS.B, 28.98%, 1/24/25 .. 112 115
991795762.UG.FTS.B, 28.98%, 1/24/25 .. 136 138
991797202.UG.FTS.B, 28.98%, 1/24/25 .. 150 149
991800778.UG.FTS.B, 28.98%, 1/24/25 .. 68 67
991808380.UG.FTS.B, 28.98%, 1/24/25 .. 139 141
991814864.UG.FTS.B, 28.98%, 1/24/25 .. 89 91
991817525.UG.FTS.B, 28.98%, 1/24/25 .. 32 33
991820655.UG.FTS.B, 28.98%, 1/24/25 .. 17 17
991821037.UG.FTS.B, 28.98%, 1/24/25 .. 369 376
991822816.UG.FTS.B, 28.98%, 1/24/25 .. 59 60
991823074.UG.FTS.B, 28.98%, 1/24/25 .. 86 88
991577903.UG.FTS.B, 29.48%, 1/24/25 .. 894 917
991576301.UG.FTS.B, 29.49%, 1/24/25 .. 2,807 2,886
991576654.UG.FTS.B, 29.49%, 1/24/25 .. 32 6
991577400.UG.FTS.B, 29.49%, 1/24/25 .. 781 792
991577993.UG.FTS.B, 29.49%, 1/24/25 .. 730 747
991579123.UG.FTS.B, 29.49%, 1/24/25 .. 219 224
991580762.UG.FTS.B, 29.49%, 1/24/25 .. 600 611
991580987.UG.FTS.B, 29.49%, 1/24/25 .. 961 967
991581435.UG.FTS.B, 29.49%, 1/24/25 .. 313 322
991585851.UG.FTS.B, 29.49%, 1/24/25 .. 313 320
991589214.UG.FTS.B, 29.49%, 1/24/25 .. 829 848
991589686.UG.FTS.B, 29.49%, 1/24/25 .. 127 17
991596515.UG.FTS.B, 29.49%, 1/24/25 .. 988 74
991598092.UG.FTS.B, 29.49%, 1/24/25 .. 158 160
991598173.UG.FTS.B, 29.49%, 1/24/25 .. 421 432
991612456.UG.FTS.B, 29.49%, 1/24/25 .. 284 291
991613106.UG.FTS.B, 29.49%, 1/24/25 .. 464 470
991623495.UG.FTS.B, 29.49%, 1/24/25 .. 73 75
991630195.UG.FTS.B, 29.49%, 1/24/25 .. 159 161
991631439.UG.FTS.B, 29.49%, 1/24/25 .. 430 443
991633359.UG.FTS.B, 29.49%, 1/24/25 .. 696 706
991635775.UG.FTS.B, 29.49%, 1/24/25 .. 318 326
991636237.UG.FTS.B, 29.49%, 1/24/25 .. 40 40
991637028.UG.FTS.B, 29.49%, 1/24/25 .. 12 12
991637080.UG.FTS.B, 29.49%, 1/24/25 .. 127 130
991638820.UG.FTS.B, 29.49%, 1/24/25 .. 26 26
991638944.UG.FTS.B, 29.49%, 1/24/25 .. 72 73
991644228.UG.FTS.B, 29.49%, 1/24/25 .. 467 472
991644506.UG.FTS.B, 29.49%, 1/24/25 .. 465 477
991644916.UG.FTS.B, 29.49%, 1/24/25 .. 251 256
991645022.UG.FTS.B, 29.49%, 1/24/25 .. 117 120
991646526.UG.FTS.B, 29.49%, 1/24/25 .. 637 648
991647694.UG.FTS.B, 29.49%, 1/24/25 .. 0 0
991648884.UG.FTS.B, 29.49%, 1/24/25 .. 184 186
991650579.UG.FTS.B, 29.49%, 1/24/25 .. 603 617
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991651346.UG.FTS.B, 29.49%, 1/24/25 .. $ 39 $ 39
991653574.UG.FTS.B, 29.49%, 1/24/25 .. 57 58
991653590.UG.FTS.B, 29.49%, 1/24/25 .. 10 11
991653674.UG.FTS.B, 29.49%, 1/24/25 .. 12 12
991653841.UG.FTS.B, 29.49%, 1/24/25 .. 89 91
991654006.UG.FTS.B, 29.49%, 1/24/25 .. 164 166
991654015.UG.FTS.B, 29.49%, 1/24/25 .. 49 50
991658417.UG.FTS.B, 29.49%, 1/24/25 .. 733 752
991658664.UG.FTS.B, 29.49%, 1/24/25 .. 214 220
991658973.UG.FTS.B, 29.49%, 1/24/25 .. 403 413
991660665.UG.FTS.B, 29.49%, 1/24/25 .. 502 510
991661089.UG.FTS.B, 29.49%, 1/24/25 .. 12 12
991661860.UG.FTS.B, 29.49%, 1/24/25 .. 268 267
991662002.UG.FTS.B, 29.49%, 1/24/25 .. 568 582
991662006.UG.FTS.B, 29.49%, 1/24/25 .. 47 48
991663979.UG.FTS.B, 29.49%, 1/24/25 .. 97 99
991669322.UG.FTS.B, 29.49%, 1/24/25 .. 288 21
991670175.UG.FTS.B, 29.49%, 1/24/25 .. 371 375
991670699.UG.FTS.B, 29.49%, 1/24/25 .. 82 82
991671992.UG.FTS.B, 29.49%, 1/24/25 .. 860 882
991675138.UG.FTS.B, 29.49%, 1/24/25 .. 208 214
991678769.UG.FTS.B, 29.49%, 1/24/25 .. 36 37
991679391.UG.FTS.B, 29.49%, 1/24/25 .. 42 43
991679445.UG.FTS.B, 29.49%, 1/24/25 .. 146 150
991679552.UG.FTS.B, 29.49%, 1/24/25 .. 190 26
991680516.UG.FTS.B, 29.49%, 1/24/25 .. 17 16
991680577.UG.FTS.B, 29.49%, 1/24/25 .. 94 93
991682018.UG.FTS.B, 29.49%, 1/24/25 .. 67 10
991682353.UG.FTS.B, 29.49%, 1/24/25 .. 1,046 1,073
991684029.UG.FTS.B, 29.49%, 1/24/25 .. 152 156
991684181.UG.FTS.B, 29.49%, 1/24/25 .. 821 843
991685612.UG.FTS.B, 29.49%, 1/24/25 .. 418 429
991685762.UG.FTS.B, 29.49%, 1/24/25 .. 86 85
991692375.UG.FTS.B, 29.49%, 1/24/25 .. 99 101
991692427.UG.FTS.B, 29.49%, 1/24/25 .. 723 720
991692536.UG.FTS.B, 29.49%, 1/24/25 .. 365 374
991693340.UG.FTS.B, 29.49%, 1/24/25 .. 168 170
991694080.UG.FTS.B, 29.49%, 1/24/25 .. 97 99
991697044.UG.FTS.B, 29.49%, 1/24/25 .. 301 309
991697265.UG.FTS.B, 29.49%, 1/24/25 .. 44 44
991697794.UG.FTS.B, 29.49%, 1/24/25 .. 2 2
991700205.UG.FTS.B, 29.49%, 1/24/25 .. 451 457
991700654.UG.FTS.B, 29.49%, 1/24/25 .. 12 12
991701529.UG.FTS.B, 29.49%, 1/24/25 .. 212 216
991706610.UG.FTS.B, 29.49%, 1/24/25 .. 70 71
991709442.UG.FTS.B, 29.49%, 1/24/25 .. 220 222
991714607.UG.FTS.B, 29.49%, 1/24/25 .. 338 341
991714756.UG.FTS.B, 29.49%, 1/24/25 .. 75 76
991714762.UG.FTS.B, 29.49%, 1/24/25 .. 146 147
991715066.UG.FTS.B, 29.49%, 1/24/25 .. 139 140
991715483.UG.FTS.B, 29.49%, 1/24/25 .. 308 42
991723894.UG.FTS.B, 29.49%, 1/24/25 .. 318 327
991726881.UG.FTS.B, 29.49%, 1/24/25 .. 255 259
991727546.UG.FTS.B, 29.49%, 1/24/25 .. 84 86
991732404.UG.FTS.B, 29.49%, 1/24/25 .. 41 41
991734029.UG.FTS.B, 29.49%, 1/24/25 .. 31 32
991735728.UG.FTS.B, 29.49%, 1/24/25 .. 1 1
991736234.UG.FTS.B, 29.49%, 1/24/25 .. 420 424

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991736519.UG.FTS.B, 29.49%, 1/24/25 .. $ 218 $ 218
991738271.UG.FTS.B, 29.49%, 1/24/25 .. 1,559 1,598
991738330.UG.FTS.B, 29.49%, 1/24/25 .. 124 127
991741387.UG.FTS.B, 29.49%, 1/24/25 .. 227 230
991742301.UG.FTS.B, 29.49%, 1/24/25 .. 54 55
991742733.UG.FTS.B, 29.49%, 1/24/25 .. 80 82
991742865.UG.FTS.B, 29.49%, 1/24/25 .. 673 682
991744429.UG.FTS.B, 29.49%, 1/24/25 .. 43 43
991746042.UG.FTS.B, 29.49%, 1/24/25 .. 254 256
991746950.UG.FTS.B, 29.49%, 1/24/25 .. 206 209
991753944.UG.FTS.B, 29.49%, 1/24/25 .. 18 18
991758058.UG.FTS.B, 29.49%, 1/24/25 .. 940 955
991759873.UG.FTS.B, 29.49%, 1/24/25 .. 53 54
991760359.UG.FTS.B, 29.49%, 1/24/25 .. 28 26
991768368.UG.FTS.B, 29.49%, 1/24/25 .. 84 12
991774946.UG.FTS.B, 29.49%, 1/24/25 .. 943 958
991776695.UG.FTS.B, 29.49%, 1/24/25 .. 178 180
991779451.UG.FTS.B, 29.49%, 1/24/25 .. 153 153
991781667.UG.FTS.B, 29.49%, 1/24/25 .. 105 108
991782230.UG.FTS.B, 29.49%, 1/24/25 .. 158 160
991784434.UG.FTS.B, 29.49%, 1/24/25 .. 59 60
991784942.UG.FTS.B, 29.49%, 1/24/25 .. 74 76
991787292.UG.FTS.B, 29.49%, 1/24/25 .. 118 121
991787532.UG.FTS.B, 29.49%, 1/24/25 .. 31 31
991787620.UG.FTS.B, 29.49%, 1/24/25 .. 76 78
991788566.UG.FTS.B, 29.49%, 1/24/25 .. 122 124
991788656.UG.FTS.B, 29.49%, 1/24/25 .. 42 43
991791861.UG.FTS.B, 29.49%, 1/24/25 .. 282 287
991793833.UG.FTS.B, 29.49%, 1/24/25 .. 14 14
991795947.UG.FTS.B, 29.49%, 1/24/25 .. 75 76
991796004.UG.FTS.B, 29.49%, 1/24/25 .. 15 15
991797212.UG.FTS.B, 29.49%, 1/24/25 .. 7 7
991797472.UG.FTS.B, 29.49%, 1/24/25 .. 32 33
991799040.UG.FTS.B, 29.49%, 1/24/25 .. 218 220
991799608.UG.FTS.B, 29.49%, 1/24/25 .. 11 11
991802616.UG.FTS.B, 29.49%, 1/24/25 .. 188 191
991803411.UG.FTS.B, 29.49%, 1/24/25 .. 41 41
991803911.UG.FTS.B, 29.49%, 1/24/25 .. 241 243
991804458.UG.FTS.B, 29.49%, 1/24/25 .. – –
991804599.UG.FTS.B, 29.49%, 1/24/25 .. 54 55
991807220.UG.FTS.B, 29.49%, 1/24/25 .. 74 75
991817555.UG.FTS.B, 29.49%, 1/24/25 .. 38 38
991818233.UG.FTS.B, 29.49%, 1/24/25 .. 127 127
991820257.UG.FTS.B, 29.49%, 1/24/25 .. 26 26
991821225.UG.FTS.B, 29.49%, 1/24/25 .. – –
991823070.UG.FTS.B, 29.49%, 1/24/25 .. 1,210 1,210
991823358.UG.FTS.B, 29.49%, 1/24/25 .. 22 4
991744460.UG.FTS.B, 29.99%, 1/24/25 .. 132 18
991680606.UG.FTS.B, Zero Cpn, 1/25/25 . 588 611
991663336.UG.FTS.B, 14.97%, 1/25/25 .. 921 947
991722200.UG.FTS.B, 14.98%, 1/25/25 .. 373 384
991723338.UG.FTS.B, 14.98%, 1/25/25 .. 2,112 2,152
991748767.UG.FTS.B, 14.98%, 1/25/25 .. 243 244
991785631.UG.FTS.B, 14.98%, 1/25/25 .. 158 161
991672533.UG.FTS.B, 15.97%, 1/25/25 .. 11 11
991685938.UG.FTS.B, 15.97%, 1/25/25 .. 150 154
991691336.UG.FTS.B, 15.97%, 1/25/25 .. 17,386 17,882
991719427.UG.FTS.B, 15.97%, 1/25/25 .. 351 360
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991706579.UG.FTS.B, 16.99%, 1/25/25 .. $ 195 $ 200
991647158.UG.FTS.B, 17.99%, 1/25/25 .. 28 29
991708991.UG.FTS.B, 17.99%, 1/25/25 .. 2,602 2,673
991730945.UG.FTS.B, 17.99%, 1/25/25 .. 63 65
991658411.UG.FTS.B, 18.97%, 1/25/25 .. 936 962
991710839.UG.FTS.B, 18.97%, 1/25/25 .. 1,108 1,138
991749481.UG.FTS.B, 18.97%, 1/25/25 .. 734 749
991813671.UG.FTS.B, 18.97%, 1/25/25 .. 106 109
991639650.UG.FTS.B, 19.21%, 1/25/25 .. 3,292 3,344
991648674.UG.FTS.B, 19.21%, 1/25/25 .. 34 35
991667139.UG.FTS.B, 19.21%, 1/25/25 .. 459 471
991690379.UG.FTS.B, 19.21%, 1/25/25 .. 641 657
991772394.UG.FTS.B, 19.21%, 1/25/25 .. 2,232 2,255
991783060.UG.FTS.B, 19.21%, 1/25/25 .. 467 476
991811906.UG.FTS.B, 19.46%, 1/25/25 .. 160 163
991771874.UG.FTS.B, 19.8%, 1/25/25 ... 234 238
991792567.UG.FTS.B, 19.8%, 1/25/25 ... 743 756
991583020.UG.FTS.B, 19.99%, 1/25/25 .. 226 233
991596563.UG.FTS.B, 19.99%, 1/25/25 .. 303 308
991598409.UG.FTS.B, 19.99%, 1/25/25 .. 881 907
991639145.UG.FTS.B, 19.99%, 1/25/25 .. 212 218
991639253.UG.FTS.B, 19.99%, 1/25/25 .. 90 92
991647962.UG.FTS.B, 19.99%, 1/25/25 .. 332 338
991655538.UG.FTS.B, 19.99%, 1/25/25 .. 354 360
991660509.UG.FTS.B, 19.99%, 1/25/25 .. 201 206
991664526.UG.FTS.B, 19.99%, 1/25/25 .. 210 134
991671306.UG.FTS.B, 19.99%, 1/25/25 .. 149 154
991672315.UG.FTS.B, 19.99%, 1/25/25 .. 260 267
991702336.UG.FTS.B, 19.99%, 1/25/25 .. 154 159
991730145.UG.FTS.B, 19.99%, 1/25/25 .. 1,032 1,061
991733405.UG.FTS.B, 19.99%, 1/25/25 .. 142 146
991751611.UG.FTS.B, 19.99%, 1/25/25 .. 247 253
991754276.UG.FTS.B, 19.99%, 1/25/25 .. 414 421
991768443.UG.FTS.B, 19.99%, 1/25/25 .. 49 49
991783018.UG.FTS.B, 19.99%, 1/25/25 .. 88 91
991810011.UG.FTS.B, 19.99%, 1/25/25 .. 747 760
991811163.UG.FTS.B, 19.99%, 1/25/25 .. 2,796 2,838
991647666.UG.FTS.B, 20.46%, 1/25/25 .. 7,282 7,409
991701511.UG.FTS.B, 20.46%, 1/25/25 .. 1,505 1,532
991655936.UG.FTS.B, 20.97%, 1/25/25 .. 250 255
991735068.UG.FTS.B, 20.97%, 1/25/25 .. 644 657
991659246.UG.FTS.B, 21.46%, 1/25/25 .. 165 166
991693560.UG.FTS.B, 21.46%, 1/25/25 .. 1,011 1,034
991697266.UG.FTS.B, 21.46%, 1/25/25 .. 300 306
991702030.UG.FTS.B, 21.46%, 1/25/25 .. 2,092 2,139
991709381.UG.FTS.B, 21.46%, 1/25/25 .. 280 284
991667459.UG.FTS.B, 21.98%, 1/25/25 .. 138 139
991696210.UG.FTS.B, 21.98%, 1/25/25 .. 131 10
991699663.UG.FTS.B, 21.98%, 1/25/25 .. 135 138
991721907.UG.FTS.B, 21.98%, 1/25/25 .. 1,129 1,155
991773306.UG.FTS.B, 21.98%, 1/25/25 .. 599 607
991781998.UG.FTS.B, 21.98%, 1/25/25 .. 193 196
991643275.UG.FTS.B, 22.97%, 1/25/25 .. 2,232 2,282
991717168.UG.FTS.B, 22.97%, 1/25/25 .. 4,094 4,144
991728109.UG.FTS.B, 22.97%, 1/25/25 .. 372 374
991651778.UG.FTS.B, 23.95%, 1/25/25 .. 3 4
991696083.UG.FTS.B, 23.95%, 1/25/25 .. 517 528
991678927.UG.FTS.B, 25.95%, 1/25/25 .. 236 240

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991589474.UG.FTS.B, 27.99%, 1/25/25 .. $ 1,199 $ 1,203
991642707.UG.FTS.B, 27.99%, 1/25/25 .. 159 164
991650195.UG.FTS.B, 27.99%, 1/25/25 .. 230 236
991676736.UG.FTS.B, 27.99%, 1/25/25 .. 92 95
991691761.UG.FTS.B, 27.99%, 1/25/25 .. 946 972
991716330.UG.FTS.B, 27.99%, 1/25/25 .. 858 869
991824491.UG.FTS.B, 27.99%, 1/25/25 .. 1,851 1,888
991583001.UG.FTS.B, 28.98%, 1/25/25 .. 418 419
991585948.UG.FTS.B, 28.98%, 1/25/25 .. 1,180 1,192
991585964.UG.FTS.B, 28.98%, 1/25/25 .. 696 716
991586398.UG.FTS.B, 28.98%, 1/25/25 .. 2,805 2,875
991586596.UG.FTS.B, 28.98%, 1/25/25 .. 150 150
991586821.UG.FTS.B, 28.98%, 1/25/25 .. 3,266 3,358
991588444.UG.FTS.B, 28.98%, 1/25/25 .. 300 309
991590950.UG.FTS.B, 28.98%, 1/25/25 .. 781 792
991591061.UG.FTS.B, 28.98%, 1/25/25 .. 81 83
991596420.UG.FTS.B, 28.98%, 1/25/25 .. 569 579
991597262.UG.FTS.B, 28.98%, 1/25/25 .. 366 374
991604576.UG.FTS.B, 28.98%, 1/25/25 .. 98 101
991606681.UG.FTS.B, 28.98%, 1/25/25 .. 584 596
991606958.UG.FTS.B, 28.98%, 1/25/25 .. 822 828
991610850.UG.FTS.B, 28.98%, 1/25/25 .. 319 328
991619741.UG.FTS.B, 28.98%, 1/25/25 .. 287 295
991628889.UG.FTS.B, 28.98%, 1/25/25 .. 49 50
991629059.UG.FTS.B, 28.98%, 1/25/25 .. 42 41
991629093.UG.FTS.B, 28.98%, 1/25/25 .. 488 502
991630315.UG.FTS.B, 28.98%, 1/25/25 .. 377 388
991632477.UG.FTS.B, 28.98%, 1/25/25 .. 150 153
991633492.UG.FTS.B, 28.98%, 1/25/25 .. 376 375
991636211.UG.FTS.B, 28.98%, 1/25/25 .. 1,135 1,153
991638258.UG.FTS.B, 28.98%, 1/25/25 .. 101 100
991639961.UG.FTS.B, 28.98%, 1/25/25 .. 128 132
991640090.UG.FTS.B, 28.98%, 1/25/25 .. 32 33
991643813.UG.FTS.B, 28.98%, 1/25/25 .. 368 375
991645264.UG.FTS.B, 28.98%, 1/25/25 .. 153 157
991645484.UG.FTS.B, 28.98%, 1/25/25 .. 42 43
991645836.UG.FTS.B, 28.98%, 1/25/25 .. 207 133
991646347.UG.FTS.B, 28.98%, 1/25/25 .. 409 260
991649479.UG.FTS.B, 28.98%, 1/25/25 .. 1,021 1,049
991652825.UG.FTS.B, 28.98%, 1/25/25 .. 68 69
991653559.UG.FTS.B, 28.98%, 1/25/25 .. 22 22
991654044.UG.FTS.B, 28.98%, 1/25/25 .. 42 43
991654157.UG.FTS.B, 28.98%, 1/25/25 .. 98 101
991655781.UG.FTS.B, 28.98%, 1/25/25 .. 1,457 1,498
991655910.UG.FTS.B, 28.98%, 1/25/25 .. 230 234
991662696.UG.FTS.B, 28.98%, 1/25/25 .. 79 81
991663409.UG.FTS.B, 28.98%, 1/25/25 .. 54 55
991664694.UG.FTS.B, 28.98%, 1/25/25 .. 1 1
991664838.UG.FTS.B, 28.98%, 1/25/25 .. 143 147
991665362.UG.FTS.B, 28.98%, 1/25/25 .. 1,042 1,039
991665672.UG.FTS.B, 28.98%, 1/25/25 .. 902 913
991666507.UG.FTS.B, 28.98%, 1/25/25 .. 224 231
991671828.UG.FTS.B, 28.98%, 1/25/25 .. 20 20
991674166.UG.FTS.B, 28.98%, 1/25/25 .. 446 458
991678278.UG.FTS.B, 28.98%, 1/25/25 .. 6 6
991679560.UG.FTS.B, 28.98%, 1/25/25 .. 14 15
991680531.UG.FTS.B, 28.98%, 1/25/25 .. 45 46
991680544.UG.FTS.B, 28.98%, 1/25/25 .. 39 40
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991681316.UG.FTS.B, 28.98%, 1/25/25 .. $ 115 $ 115
991684431.UG.FTS.B, 28.98%, 1/25/25 .. 402 413
991687378.UG.FTS.B, 28.98%, 1/25/25 .. 218 221
991700245.UG.FTS.B, 28.98%, 1/25/25 .. 745 758
991700250.UG.FTS.B, 28.98%, 1/25/25 .. 370 377
991702318.UG.FTS.B, 28.98%, 1/25/25 .. 134 138
991703212.UG.FTS.B, 28.98%, 1/25/25 .. 81 80
991706205.UG.FTS.B, 28.98%, 1/25/25 .. 82 12
991707057.UG.FTS.B, 28.98%, 1/25/25 .. 102 105
991708850.UG.FTS.B, 28.98%, 1/25/25 .. 334 340
991710299.UG.FTS.B, 28.98%, 1/25/25 .. 8 8
991711013.UG.FTS.B, 28.98%, 1/25/25 .. 568 569
991711184.UG.FTS.B, 28.98%, 1/25/25 .. 1,011 1,029
991711440.UG.FTS.B, 28.98%, 1/25/25 .. 89 91
991713337.UG.FTS.B, 28.98%, 1/25/25 .. 71 71
991717265.UG.FTS.B, 28.98%, 1/25/25 .. 129 132
991721843.UG.FTS.B, 28.98%, 1/25/25 .. 3,900 2,577
991733803.UG.FTS.B, 28.98%, 1/25/25 .. 10 10
991739770.UG.FTS.B, 28.98%, 1/25/25 .. 238 237
991741956.UG.FTS.B, 28.98%, 1/25/25 .. 640 650
991744587.UG.FTS.B, 28.98%, 1/25/25 .. 208 213
991751144.UG.FTS.B, 28.98%, 1/25/25 .. 307 308
991759069.UG.FTS.B, 28.98%, 1/25/25 .. 256 258
991760796.UG.FTS.B, 28.98%, 1/25/25 .. 1,391 1,414
991761945.UG.FTS.B, 28.98%, 1/25/25 .. 92 94
991762497.UG.FTS.B, 28.98%, 1/25/25 .. 104 107
991763443.UG.FTS.B, 28.98%, 1/25/25 .. 23 23
991763505.UG.FTS.B, 28.98%, 1/25/25 .. 118 121
991764057.UG.FTS.B, 28.98%, 1/25/25 .. 91 93
991767844.UG.FTS.B, 28.98%, 1/25/25 .. 160 163
991776835.UG.FTS.B, 28.98%, 1/25/25 .. 186 190
991782171.UG.FTS.B, 28.98%, 1/25/25 .. 65 66
991782809.UG.FTS.B, 28.98%, 1/25/25 .. 273 278
991783323.UG.FTS.B, 28.98%, 1/25/25 .. 552 555
991789094.UG.FTS.B, 28.98%, 1/25/25 .. 142 145
991790856.UG.FTS.B, 28.98%, 1/25/25 .. 871 886
991791903.UG.FTS.B, 28.98%, 1/25/25 .. 217 221
991796376.UG.FTS.B, 28.98%, 1/25/25 .. 12 12
991796764.UG.FTS.B, 28.98%, 1/25/25 .. 68 68
991801025.UG.FTS.B, 28.98%, 1/25/25 .. 118 120
991801847.UG.FTS.B, 28.98%, 1/25/25 .. 199 202
991801875.UG.FTS.B, 28.98%, 1/25/25 .. 160 163
991804347.UG.FTS.B, 28.98%, 1/25/25 .. 515 517
991804771.UG.FTS.B, 28.98%, 1/25/25 .. 559 565
991805979.UG.FTS.B, 28.98%, 1/25/25 .. 51 52
991811893.UG.FTS.B, 28.98%, 1/25/25 .. 73 75
991813711.UG.FTS.B, 28.98%, 1/25/25 .. 1,413 1,435
991816486.UG.FTS.B, 28.98%, 1/25/25 .. 405 412
991825899.UG.FTS.B, 28.98%, 1/25/25 .. 338 343
991826324.UG.FTS.B, 28.98%, 1/25/25 .. 714 710
991829842.UG.FTS.B, 28.98%, 1/25/25 .. – –
991831218.UG.FTS.B, 28.98%, 1/25/25 .. 19 20
991832332.UG.FTS.B, 28.98%, 1/25/25 .. 235 239
991798543.UG.FTS.B, 29.48%, 1/25/25 .. 71 72
991583030.UG.FTS.B, 29.49%, 1/25/25 .. 899 903
991583154.UG.FTS.B, 29.49%, 1/25/25 .. 706 725
991583347.UG.FTS.B, 29.49%, 1/25/25 .. 248 254
991583685.UG.FTS.B, 29.49%, 1/25/25 .. 1,449 1,486

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991583696.UG.FTS.B, 29.49%, 1/25/25 .. $ 220 $ 223
991584343.UG.FTS.B, 29.49%, 1/25/25 .. 2,206 2,228
991584718.UG.FTS.B, 29.49%, 1/25/25 .. 1,317 1,345
991584908.UG.FTS.B, 29.49%, 1/25/25 .. 2,422 2,490
991584971.UG.FTS.B, 29.49%, 1/25/25 .. 175 180
991585000.UG.FTS.B, 29.49%, 1/25/25 .. 318 323
991586459.UG.FTS.B, 29.49%, 1/25/25 .. 43 44
991586508.UG.FTS.B, 29.49%, 1/25/25 .. 3 3
991586667.UG.FTS.B, 29.49%, 1/25/25 .. 189 195
991586992.UG.FTS.B, 29.49%, 1/25/25 .. 116 119
991587594.UG.FTS.B, 29.49%, 1/25/25 .. 29 29
991588105.UG.FTS.B, 29.49%, 1/25/25 .. 660 668
991588166.UG.FTS.B, 29.49%, 1/25/25 .. 343 351
991588361.UG.FTS.B, 29.49%, 1/25/25 .. 49 50
991588873.UG.FTS.B, 29.49%, 1/25/25 .. 426 437
991591035.UG.FTS.B, 29.49%, 1/25/25 .. 699 696
991591302.UG.FTS.B, 29.49%, 1/25/25 .. 870 596
991591360.UG.FTS.B, 29.49%, 1/25/25 .. 766 787
991592156.UG.FTS.B, 29.49%, 1/25/25 .. 114 115
991592411.UG.FTS.B, 29.49%, 1/25/25 .. 256 260
991592874.UG.FTS.B, 29.49%, 1/25/25 .. 548 562
991594707.UG.FTS.B, 29.49%, 1/25/25 .. 219 225
991595216.UG.FTS.B, 29.49%, 1/25/25 .. 322 326
991595877.UG.FTS.B, 29.49%, 1/25/25 .. 221 226
991595953.UG.FTS.B, 29.49%, 1/25/25 .. 959 985
991597020.UG.FTS.B, 29.49%, 1/25/25 .. 715 734
991597092.UG.FTS.B, 29.49%, 1/25/25 .. 259 265
991597703.UG.FTS.B, 29.49%, 1/25/25 .. 248 248
991598369.UG.FTS.B, 29.49%, 1/25/25 .. 218 219
991598629.UG.FTS.B, 29.49%, 1/25/25 .. 1,676 1,690
991598825.UG.FTS.B, 29.49%, 1/25/25 .. 967 962
991602832.UG.FTS.B, 29.49%, 1/25/25 .. 930 929
991604309.UG.FTS.B, 29.49%, 1/25/25 .. 118 120
991607899.UG.FTS.B, 29.49%, 1/25/25 .. 137 136
991611906.UG.FTS.B, 29.49%, 1/25/25 .. 423 434
991617012.UG.FTS.B, 29.49%, 1/25/25 .. 308 316
991622867.UG.FTS.B, 29.49%, 1/25/25 .. 151 154
991625116.UG.FTS.B, 29.49%, 1/25/25 .. 1,114 1,145
991630215.UG.FTS.B, 29.49%, 1/25/25 .. 42 43
991631036.UG.FTS.B, 29.49%, 1/25/25 .. 449 461
991633323.UG.FTS.B, 29.49%, 1/25/25 .. 37 37
991633564.UG.FTS.B, 29.49%, 1/25/25 .. 61 61
991634734.UG.FTS.B, 29.49%, 1/25/25 .. 119 121
991635396.UG.FTS.B, 29.49%, 1/25/25 .. 191 196
991637663.UG.FTS.B, 29.49%, 1/25/25 .. 254 171
991638246.UG.FTS.B, 29.49%, 1/25/25 .. 163 166
991638937.UG.FTS.B, 29.49%, 1/25/25 .. 84 85
991639720.UG.FTS.B, 29.49%, 1/25/25 .. 1,428 1,444
991640031.UG.FTS.B, 29.49%, 1/25/25 .. 49 50
991640216.UG.FTS.B, 29.49%, 1/25/25 .. 570 586
991640235.UG.FTS.B, 29.49%, 1/25/25 .. 2,480 2,545
991640515.UG.FTS.B, 29.49%, 1/25/25 .. 65 66
991641283.UG.FTS.B, 29.49%, 1/25/25 .. 69 70
991641385.UG.FTS.B, 29.49%, 1/25/25 .. 1,122 1,152
991641968.UG.FTS.B, 29.49%, 1/25/25 .. 178 183
991642393.UG.FTS.B, 29.49%, 1/25/25 .. 57 58
991642638.UG.FTS.B, 29.49%, 1/25/25 .. 172 177
991642788.UG.FTS.B, 29.49%, 1/25/25 .. 138 142
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991643136.UG.FTS.B, 29.49%, 1/25/25 .. $ 487 $ 493
991645077.UG.FTS.B, 29.49%, 1/25/25 .. 92 94
991645432.UG.FTS.B, 29.49%, 1/25/25 .. 113 116
991645478.UG.FTS.B, 29.49%, 1/25/25 .. 38 38
991647695.UG.FTS.B, 29.49%, 1/25/25 .. 10 10
991647702.UG.FTS.B, 29.49%, 1/25/25 .. 35 36
991647792.UG.FTS.B, 29.49%, 1/25/25 .. 123 126
991651364.UG.FTS.B, 29.49%, 1/25/25 .. 34 35
991653933.UG.FTS.B, 29.49%, 1/25/25 .. 50 50
991655935.UG.FTS.B, 29.49%, 1/25/25 .. 1,176 1,187
991656796.UG.FTS.B, 29.49%, 1/25/25 .. 380 390
991658814.UG.FTS.B, 29.49%, 1/25/25 .. 93 70
991659325.UG.FTS.B, 29.49%, 1/25/25 .. 521 534
991659437.UG.FTS.B, 29.49%, 1/25/25 .. 158 163
991659871.UG.FTS.B, 29.49%, 1/25/25 .. 29 30
991659953.UG.FTS.B, 29.49%, 1/25/25 .. 90 92
991660244.UG.FTS.B, 29.49%, 1/25/25 .. 23 23
991660574.UG.FTS.B, 29.49%, 1/25/25 .. 73 74
991663537.UG.FTS.B, 29.49%, 1/25/25 .. 48 49
991663552.UG.FTS.B, 29.49%, 1/25/25 .. 194 199
991666619.UG.FTS.B, 29.49%, 1/25/25 .. 45 45
991670639.UG.FTS.B, 29.49%, 1/25/25 .. 611 621
991670995.UG.FTS.B, 29.49%, 1/25/25 .. 164 168
991675825.UG.FTS.B, 29.49%, 1/25/25 .. 72 73
991676449.UG.FTS.B, 29.49%, 1/25/25 .. 478 490
991679229.UG.FTS.B, 29.49%, 1/25/25 .. 129 133
991679419.UG.FTS.B, 29.49%, 1/25/25 .. 547 562
991680393.UG.FTS.B, 29.49%, 1/25/25 .. 13 14
991680840.UG.FTS.B, 29.49%, 1/25/25 .. 68 69
991681203.UG.FTS.B, 29.49%, 1/25/25 .. 1,058 1,083
991684325.UG.FTS.B, 29.49%, 1/25/25 .. 32 32
991684401.UG.FTS.B, 29.49%, 1/25/25 .. 65 66
991684610.UG.FTS.B, 29.49%, 1/25/25 .. 213 219
991686520.UG.FTS.B, 29.49%, 1/25/25 .. 428 438
991693307.UG.FTS.B, 29.49%, 1/25/25 .. 294 302
991694763.UG.FTS.B, 29.49%, 1/25/25 .. 961 971
991694912.UG.FTS.B, 29.49%, 1/25/25 .. 412 423
991695356.UG.FTS.B, 29.49%, 1/25/25 .. 422 288
991697889.UG.FTS.B, 29.49%, 1/25/25 .. 280 287
991699956.UG.FTS.B, 29.49%, 1/25/25 .. 116 119
991700008.UG.FTS.B, 29.49%, 1/25/25 .. 96 95
991700911.UG.FTS.B, 29.49%, 1/25/25 .. 55 56
991702263.UG.FTS.B, 29.49%, 1/25/25 .. 98 100
991703126.UG.FTS.B, 29.49%, 1/25/25 .. 341 349
991703545.UG.FTS.B, 29.49%, 1/25/25 .. 388 393
991704347.UG.FTS.B, 29.49%, 1/25/25 .. 26 26
991705543.UG.FTS.B, 29.49%, 1/25/25 .. 707 708
991706117.UG.FTS.B, 29.49%, 1/25/25 .. 151 155
991706527.UG.FTS.B, 29.49%, 1/25/25 .. 308 315
991706986.UG.FTS.B, 29.49%, 1/25/25 .. 39 39
991708160.UG.FTS.B, 29.49%, 1/25/25 .. 223 226
991714470.UG.FTS.B, 29.49%, 1/25/25 .. 482 488
991716801.UG.FTS.B, 29.49%, 1/25/25 .. 225 226
991717980.UG.FTS.B, 29.49%, 1/25/25 .. 332 340
991718230.UG.FTS.B, 29.49%, 1/25/25 .. 182 181
991719114.UG.FTS.B, 29.49%, 1/25/25 .. 240 242
991719533.UG.FTS.B, 29.49%, 1/25/25 .. 65 5
991719643.UG.FTS.B, 29.49%, 1/25/25 .. 150 103

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991721073.UG.FTS.B, 29.49%, 1/25/25 .. $ 322 $ 330
991721100.UG.FTS.B, 29.49%, 1/25/25 .. 331 340
991722230.UG.FTS.B, 29.49%, 1/25/25 .. 276 275
991727305.UG.FTS.B, 29.49%, 1/25/25 .. 947 972
991727344.UG.FTS.B, 29.49%, 1/25/25 .. 231 229
991728108.UG.FTS.B, 29.49%, 1/25/25 .. 127 128
991729230.UG.FTS.B, 29.49%, 1/25/25 .. 1,990 1,987
991729680.UG.FTS.B, 29.49%, 1/25/25 .. 312 41
991730081.UG.FTS.B, 29.49%, 1/25/25 .. 568 583
991730401.UG.FTS.B, 29.49%, 1/25/25 .. 82 84
991732943.UG.FTS.B, 29.49%, 1/25/25 .. 228 230
991733186.UG.FTS.B, 29.49%, 1/25/25 .. 592 597
991734934.UG.FTS.B, 29.49%, 1/25/25 .. 558 560
991735159.UG.FTS.B, 29.49%, 1/25/25 .. 19 19
991735215.UG.FTS.B, 29.49%, 1/25/25 .. 164 166
991737501.UG.FTS.B, 29.49%, 1/25/25 .. 239 245
991742424.UG.FTS.B, 29.49%, 1/25/25 .. 660 677
991742587.UG.FTS.B, 29.49%, 1/25/25 .. 90 92
991742823.UG.FTS.B, 29.49%, 1/25/25 .. 483 487
991744513.UG.FTS.B, 29.49%, 1/25/25 .. 130 132
991746419.UG.FTS.B, 29.49%, 1/25/25 .. 304 308
991747824.UG.FTS.B, 29.49%, 1/25/25 .. 116 117
991750890.UG.FTS.B, 29.49%, 1/25/25 .. 257 260
991754317.UG.FTS.B, 29.49%, 1/25/25 .. 52 53
991756199.UG.FTS.B, 29.49%, 1/25/25 .. 11 11
991756609.UG.FTS.B, 29.49%, 1/25/25 .. 675 681
991758553.UG.FTS.B, 29.49%, 1/25/25 .. 238 241
991759900.UG.FTS.B, 29.49%, 1/25/25 .. 279 282
991762455.UG.FTS.B, 29.49%, 1/25/25 .. 1,657 1,674
991764053.UG.FTS.B, 29.49%, 1/25/25 .. 322 327
991765575.UG.FTS.B, 29.49%, 1/25/25 .. – –
991766843.UG.FTS.B, 29.49%, 1/25/25 .. 0 0
991768411.UG.FTS.B, 29.49%, 1/25/25 .. 52 53
991772741.UG.FTS.B, 29.49%, 1/25/25 .. 65 66
991773006.UG.FTS.B, 29.49%, 1/25/25 .. 596 601
991777926.UG.FTS.B, 29.49%, 1/25/25 .. 118 119
991778023.UG.FTS.B, 29.49%, 1/25/25 .. 119 120
991778333.UG.FTS.B, 29.49%, 1/25/25 .. 19 19
991779723.UG.FTS.B, 29.49%, 1/25/25 .. 81 83
991781861.UG.FTS.B, 29.49%, 1/25/25 .. 851 862
991783032.UG.FTS.B, 29.49%, 1/25/25 .. 236 239
991783087.UG.FTS.B, 29.49%, 1/25/25 .. 415 421
991783334.UG.FTS.B, 29.49%, 1/25/25 .. 90 92
991783420.UG.FTS.B, 29.49%, 1/25/25 .. 127 129
991783815.UG.FTS.B, 29.49%, 1/25/25 .. 188 191
991784811.UG.FTS.B, 29.49%, 1/25/25 .. – –
991787734.UG.FTS.B, 29.49%, 1/25/25 .. 613 623
991788573.UG.FTS.B, 29.49%, 1/25/25 .. 236 240
991789248.UG.FTS.B, 29.49%, 1/25/25 .. 182 184
991789795.UG.FTS.B, 29.49%, 1/25/25 .. 415 418
991790037.UG.FTS.B, 29.49%, 1/25/25 .. 163 108
991790478.UG.FTS.B, 29.49%, 1/25/25 .. 1 1
991790746.UG.FTS.B, 29.49%, 1/25/25 .. 129 131
991792086.UG.FTS.B, 29.49%, 1/25/25 .. 1,602 1,605
991792282.UG.FTS.B, 29.49%, 1/25/25 .. 471 478
991795623.UG.FTS.B, 29.49%, 1/25/25 .. 53 54
991796444.UG.FTS.B, 29.49%, 1/25/25 .. 74 76
991796553.UG.FTS.B, 29.49%, 1/25/25 .. 5 5
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991796816.UG.FTS.B, 29.49%, 1/25/25 .. $ 6 $ 6
991798150.UG.FTS.B, 29.49%, 1/25/25 .. 880 892
991798152.UG.FTS.B, 29.49%, 1/25/25 .. 72 73
991798398.UG.FTS.B, 29.49%, 1/25/25 .. 106 109
991800376.UG.FTS.B, 29.49%, 1/25/25 .. 585 591
991801570.UG.FTS.B, 29.49%, 1/25/25 .. 943 954
991803714.UG.FTS.B, 29.49%, 1/25/25 .. 180 182
991809008.UG.FTS.B, 29.49%, 1/25/25 .. 148 147
991811394.UG.FTS.B, 29.49%, 1/25/25 .. 166 110
991811682.UG.FTS.B, 29.49%, 1/25/25 .. 0 0
991812847.UG.FTS.B, 29.49%, 1/25/25 .. 98 100
991813221.UG.FTS.B, 29.49%, 1/25/25 .. 168 169
991813928.UG.FTS.B, 29.49%, 1/25/25 .. 174 177
991814046.UG.FTS.B, 29.49%, 1/25/25 .. 60 61
991819908.UG.FTS.B, 29.49%, 1/25/25 .. 170 173
991820086.UG.FTS.B, 29.49%, 1/25/25 .. 26 26
991822276.UG.FTS.B, 29.49%, 1/25/25 .. 248 250
991824971.UG.FTS.B, 29.49%, 1/25/25 .. 45 45
991828099.UG.FTS.B, 29.49%, 1/25/25 .. 30 31
991828430.UG.FTS.B, 29.49%, 1/25/25 .. 269 21
991829201.UG.FTS.B, 29.49%, 1/25/25 .. 2,345 2,377
991831947.UG.FTS.B, 29.49%, 1/25/25 .. 97 99
991764505.UG.FTS.B, 29.99%, 1/25/25 .. 48 49
991688034.UG.FTS.B, 14.98%, 1/26/25 .. 244 247
991704337.UG.FTS.B, 14.98%, 1/26/25 .. 1,672 1,719
991705574.UG.FTS.B, 14.98%, 1/26/25 .. 734 754
991763100.UG.FTS.B, 15%, 1/26/25 ..... 124 126
991680628.UG.FTS.B, 15.97%, 1/26/25 .. 8 8
991844506.UG.FTS.B, 15.97%, 1/26/25 .. 2,788 2,854
991588990.UG.FTS.B, 16.99%, 1/26/25 .. 2,260 2,320
991594194.UG.FTS.B, 16.99%, 1/26/25 .. 146 147
991651888.UG.FTS.B, 16.99%, 1/26/25 .. 6 6
991662447.UG.FTS.B, 16.99%, 1/26/25 .. 687 702
991666502.UG.FTS.B, 16.99%, 1/26/25 .. 564 579
991739565.UG.FTS.B, 16.99%, 1/26/25 .. 6,547 6,731
991757415.UG.FTS.B, 16.99%, 1/26/25 .. 14 15
991631242.UG.FTS.B, 17.99%, 1/26/25 .. 620 638
991635395.UG.FTS.B, 17.99%, 1/26/25 .. 753 775
991644503.UG.FTS.B, 17.99%, 1/26/25 .. 3 3
991730063.UG.FTS.B, 17.99%, 1/26/25 .. 3,747 3,850
991787242.UG.FTS.B, 17.99%, 1/26/25 .. 1,405 1,440
991806807.UG.FTS.B, 17.99%, 1/26/25 .. 594 606
991630337.UG.FTS.B, 18.97%, 1/26/25 .. 121 124
991639126.UG.FTS.B, 18.97%, 1/26/25 .. 251 257
991792817.UG.FTS.B, 18.97%, 1/26/25 .. 931 950
991629418.UG.FTS.B, 19.21%, 1/26/25 .. 859 888
991638998.UG.FTS.B, 19.21%, 1/26/25 .. 97 98
991650331.UG.FTS.B, 19.21%, 1/26/25 .. 37 38
991706919.UG.FTS.B, 19.21%, 1/26/25 .. 123 126
991791869.UG.FTS.B, 19.21%, 1/26/25 .. 280 286
991693301.UG.FTS.B, 19.8%, 1/26/25 ... 233 239
991594697.UG.FTS.B, 19.99%, 1/26/25 .. 378 390
991623713.UG.FTS.B, 19.99%, 1/26/25 .. 1,102 1,102
991663529.UG.FTS.B, 19.99%, 1/26/25 .. 13 13
991664112.UG.FTS.B, 19.99%, 1/26/25 .. 1,024 1,042
991666842.UG.FTS.B, 19.99%, 1/26/25 .. 698 718
991684874.UG.FTS.B, 19.99%, 1/26/25 .. 221 227
991686652.UG.FTS.B, 19.99%, 1/26/25 .. 299 304

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991687274.UG.FTS.B, 19.99%, 1/26/25 .. $ 273 $ 278
991712940.UG.FTS.B, 19.99%, 1/26/25 .. 37 38
991721988.UG.FTS.B, 19.99%, 1/26/25 .. 94 96
991725855.UG.FTS.B, 19.99%, 1/26/25 .. 463 467
991726295.UG.FTS.B, 19.99%, 1/26/25 .. 1,704 1,750
991728262.UG.FTS.B, 19.99%, 1/26/25 .. 9 10
991747132.UG.FTS.B, 19.99%, 1/26/25 .. 14 14
991747371.UG.FTS.B, 19.99%, 1/26/25 .. 286 294
991753153.UG.FTS.B, 19.99%, 1/26/25 .. 90 92
991815429.UG.FTS.B, 19.99%, 1/26/25 .. 909 925
991818136.UG.FTS.B, 19.99%, 1/26/25 .. 192 197
991679000.UG.FTS.B, 20.46%, 1/26/25 .. 942 966
991722451.UG.FTS.B, 20.46%, 1/26/25 .. 893 915
991691649.UG.FTS.B, 20.97%, 1/26/25 .. 709 720
991809012.UG.FTS.B, 20.97%, 1/26/25 .. 5 5
991689234.UG.FTS.B, 21.46%, 1/26/25 .. 224 229
991731669.UG.FTS.B, 21.46%, 1/26/25 .. 1,405 1,415
991804044.UG.FTS.B, 21.46%, 1/26/25 .. 73 75
991683377.UG.FTS.B, 21.97%, 1/26/25 .. 220 225
991637645.UG.FTS.B, 21.98%, 1/26/25 .. 17 18
991690970.UG.FTS.B, 21.98%, 1/26/25 .. 1,415 1,448
991718023.UG.FTS.B, 22.97%, 1/26/25 .. 1,413 1,445
991774735.UG.FTS.B, 22.97%, 1/26/25 .. 1,342 1,366
991792398.UG.FTS.B, 22.97%, 1/26/25 .. 186 188
991634009.UG.FTS.B, 23.95%, 1/26/25 .. 140 141
991661911.UG.FTS.B, 23.95%, 1/26/25 .. 845 861
991671848.UG.FTS.B, 23.95%, 1/26/25 .. 39 40
991719060.UG.FTS.B, 23.95%, 1/26/25 .. 3,301 3,370
991722234.UG.FTS.B, 23.95%, 1/26/25 .. 669 686
991741524.UG.FTS.B, 23.95%, 1/26/25 .. 17 17
991812444.UG.FTS.B, 23.95%, 1/26/25 .. 782 99
991662693.UG.FTS.B, 24.95%, 1/26/25 .. 92 93
991655277.UG.FTS.B, 25.95%, 1/26/25 .. 220 224
991702170.UG.FTS.B, 26.94%, 1/26/25 .. 233 237
991629535.UG.FTS.B, 27.99%, 1/26/25 .. 23 23
991637426.UG.FTS.B, 27.99%, 1/26/25 .. 64 66
991644445.UG.FTS.B, 27.99%, 1/26/25 .. 128 132
991662668.UG.FTS.B, 27.99%, 1/26/25 .. 333 342
991665705.UG.FTS.B, 27.99%, 1/26/25 .. 157 161
991799474.UG.FTS.B, 27.99%, 1/26/25 .. 504 512
991589081.UG.FTS.B, 28.98%, 1/26/25 .. 340 354
991590920.UG.FTS.B, 28.98%, 1/26/25 .. 30 30
991592909.UG.FTS.B, 28.98%, 1/26/25 .. 316 325
991593236.UG.FTS.B, 28.98%, 1/26/25 .. 338 339
991593526.UG.FTS.B, 28.98%, 1/26/25 .. 299 308
991593781.UG.FTS.B, 28.98%, 1/26/25 .. 159 164
991594391.UG.FTS.B, 28.98%, 1/26/25 .. 248 255
991598258.UG.FTS.B, 28.98%, 1/26/25 .. 270 274
991602284.UG.FTS.B, 28.98%, 1/26/25 .. 2,240 2,262
991604693.UG.FTS.B, 28.98%, 1/26/25 .. 1,213 1,223
991604950.UG.FTS.B, 28.98%, 1/26/25 .. 147 151
991607010.UG.FTS.B, 28.98%, 1/26/25 .. 1,639 1,665
991611008.UG.FTS.B, 28.98%, 1/26/25 .. 538 352
991611456.UG.FTS.B, 28.98%, 1/26/25 .. 219 225
991618996.UG.FTS.B, 28.98%, 1/26/25 .. 391 391
991629035.UG.FTS.B, 28.98%, 1/26/25 .. 237 244
991630723.UG.FTS.B, 28.98%, 1/26/25 .. 302 310
991634636.UG.FTS.B, 28.98%, 1/26/25 .. 502 516
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991636455.UG.FTS.B, 28.98%, 1/26/25 .. $ 140 $ 142
991638710.UG.FTS.B, 28.98%, 1/26/25 .. 256 263
991638977.UG.FTS.B, 28.98%, 1/26/25 .. 340 346
991641894.UG.FTS.B, 28.98%, 1/26/25 .. 204 210
991645302.UG.FTS.B, 28.98%, 1/26/25 .. 26 26
991653899.UG.FTS.B, 28.98%, 1/26/25 .. 128 131
991656180.UG.FTS.B, 28.98%, 1/26/25 .. 286 294
991658925.UG.FTS.B, 28.98%, 1/26/25 .. 217 222
991660853.UG.FTS.B, 28.98%, 1/26/25 .. 156 159
991661348.UG.FTS.B, 28.98%, 1/26/25 .. 1,404 1,443
991661921.UG.FTS.B, 28.98%, 1/26/25 .. 277 274
991662390.UG.FTS.B, 28.98%, 1/26/25 .. 230 236
991663166.UG.FTS.B, 28.98%, 1/26/25 .. 174 174
991663523.UG.FTS.B, 28.98%, 1/26/25 .. 40 41
991664416.UG.FTS.B, 28.98%, 1/26/25 .. 447 455
991665591.UG.FTS.B, 28.98%, 1/26/25 .. 1,430 1,470
991665770.UG.FTS.B, 28.98%, 1/26/25 .. 900 567
991665929.UG.FTS.B, 28.98%, 1/26/25 .. 92 95
991668688.UG.FTS.B, 28.98%, 1/26/25 .. 642 660
991676711.UG.FTS.B, 28.98%, 1/26/25 .. 583 590
991678461.UG.FTS.B, 28.98%, 1/26/25 .. 191 194
991682612.UG.FTS.B, 28.98%, 1/26/25 .. 952 966
991685049.UG.FTS.B, 28.98%, 1/26/25 .. 101 103
991686492.UG.FTS.B, 28.98%, 1/26/25 .. 49 50
991688671.UG.FTS.B, 28.98%, 1/26/25 .. 276 281
991698131.UG.FTS.B, 28.98%, 1/26/25 .. 722 721
991701049.UG.FTS.B, 28.98%, 1/26/25 .. 524 533
991701435.UG.FTS.B, 28.98%, 1/26/25 .. 318 327
991702578.UG.FTS.B, 28.98%, 1/26/25 .. 55 56
991703821.UG.FTS.B, 28.98%, 1/26/25 .. 235 241
991707561.UG.FTS.B, 28.98%, 1/26/25 .. 413 420
991711212.UG.FTS.B, 28.98%, 1/26/25 .. 103 106
991716060.UG.FTS.B, 28.98%, 1/26/25 .. 1,081 1,111
991718057.UG.FTS.B, 28.98%, 1/26/25 .. 1,037 1,056
991723836.UG.FTS.B, 28.98%, 1/26/25 .. 19 19
991735512.UG.FTS.B, 28.98%, 1/26/25 .. 83 85
991743995.UG.FTS.B, 28.98%, 1/26/25 .. 241 245
991745922.UG.FTS.B, 28.98%, 1/26/25 .. 146 146
991747643.UG.FTS.B, 28.98%, 1/26/25 .. 120 122
991748077.UG.FTS.B, 28.98%, 1/26/25 .. 85 87
991750713.UG.FTS.B, 28.98%, 1/26/25 .. 79 81
991750931.UG.FTS.B, 28.98%, 1/26/25 .. 135 138
991753802.UG.FTS.B, 28.98%, 1/26/25 .. 237 239
991758211.UG.FTS.B, 28.98%, 1/26/25 .. 16 16
991759756.UG.FTS.B, 28.98%, 1/26/25 .. 106 108
991764630.UG.FTS.B, 28.98%, 1/26/25 .. 89 91
991771853.UG.FTS.B, 28.98%, 1/26/25 .. 336 341
991774958.UG.FTS.B, 28.98%, 1/26/25 .. 42 43
991778410.UG.FTS.B, 28.98%, 1/26/25 .. 55 56
991779766.UG.FTS.B, 28.98%, 1/26/25 .. 330 332
991781688.UG.FTS.B, 28.98%, 1/26/25 .. 53 54
991783517.UG.FTS.B, 28.98%, 1/26/25 .. 220 139
991784008.UG.FTS.B, 28.98%, 1/26/25 .. 5,769 5,872
991788301.UG.FTS.B, 28.98%, 1/26/25 .. 332 338
991788973.UG.FTS.B, 28.98%, 1/26/25 .. 480 488
991792397.UG.FTS.B, 28.98%, 1/26/25 .. 2,173 2,164
991803660.UG.FTS.B, 28.98%, 1/26/25 .. 20 20
991804080.UG.FTS.B, 28.98%, 1/26/25 .. 129 131

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991805176.UG.FTS.B, 28.98%, 1/26/25 .. $ 24 $ 24
991806708.UG.FTS.B, 28.98%, 1/26/25 .. 16 16
991808600.UG.FTS.B, 28.98%, 1/26/25 .. 565 574
991808749.UG.FTS.B, 28.98%, 1/26/25 .. 70 72
991817075.UG.FTS.B, 28.98%, 1/26/25 .. 258 260
991818761.UG.FTS.B, 28.98%, 1/26/25 .. 188 191
991820024.UG.FTS.B, 28.98%, 1/26/25 .. 180 183
991820446.UG.FTS.B, 28.98%, 1/26/25 .. 149 151
991822639.UG.FTS.B, 28.98%, 1/26/25 .. 48 49
991823991.UG.FTS.B, 28.98%, 1/26/25 .. 74 76
991826236.UG.FTS.B, 28.98%, 1/26/25 .. 777 791
991826545.UG.FTS.B, 28.98%, 1/26/25 .. 24 24
991828591.UG.FTS.B, 28.98%, 1/26/25 .. 55 56
991828828.UG.FTS.B, 28.98%, 1/26/25 .. 49 50
991831863.UG.FTS.B, 28.98%, 1/26/25 .. 644 652
991833990.UG.FTS.B, 28.98%, 1/26/25 .. 469 477
991834277.UG.FTS.B, 28.98%, 1/26/25 .. 469 477
991834362.UG.FTS.B, 28.98%, 1/26/25 .. 398 403
991834597.UG.FTS.B, 28.98%, 1/26/25 .. 4,083 4,154
991835056.UG.FTS.B, 28.98%, 1/26/25 .. 4,224 4,298
991603387.UG.FTS.B, 29.45%, 1/26/25 .. 893 887
991628939.UG.FTS.B, 29.45%, 1/26/25 .. 37 38
991671164.UG.FTS.B, 29.45%, 1/26/25 .. 43 43
991712881.UG.FTS.B, 29.46%, 1/26/25 .. 740 759
991690106.UG.FTS.B, 29.47%, 1/26/25 .. 135 136
991588896.UG.FTS.B, 29.49%, 1/26/25 .. 578 593
991589080.UG.FTS.B, 29.49%, 1/26/25 .. 554 560
991589676.UG.FTS.B, 29.49%, 1/26/25 .. 1,124 1,153
991589741.UG.FTS.B, 29.49%, 1/26/25 .. 106 109
991589757.UG.FTS.B, 29.49%, 1/26/25 .. 684 687
991589763.UG.FTS.B, 29.49%, 1/26/25 .. 230 237
991591011.UG.FTS.B, 29.49%, 1/26/25 .. 1 1
991591083.UG.FTS.B, 29.49%, 1/26/25 .. 371 383
991591418.UG.FTS.B, 29.49%, 1/26/25 .. 399 415
991591592.UG.FTS.B, 29.49%, 1/26/25 .. 16 17
991592122.UG.FTS.B, 29.49%, 1/26/25 .. 433 444
991592192.UG.FTS.B, 29.49%, 1/26/25 .. 215 221
991594206.UG.FTS.B, 29.49%, 1/26/25 .. 28 29
991594647.UG.FTS.B, 29.49%, 1/26/25 .. 158 159
991596813.UG.FTS.B, 29.49%, 1/26/25 .. 50 51
991597744.UG.FTS.B, 29.49%, 1/26/25 .. 43 43
991598816.UG.FTS.B, 29.49%, 1/26/25 .. 189 195
991606181.UG.FTS.B, 29.49%, 1/26/25 .. 334 343
991607097.UG.FTS.B, 29.49%, 1/26/25 .. 421 431
991607495.UG.FTS.B, 29.49%, 1/26/25 .. 1,874 1,920
991611773.UG.FTS.B, 29.49%, 1/26/25 .. 176 180
991612147.UG.FTS.B, 29.49%, 1/26/25 .. 123 127
991613744.UG.FTS.B, 29.49%, 1/26/25 .. 251 169
991614201.UG.FTS.B, 29.49%, 1/26/25 .. 57 58
991615222.UG.FTS.B, 29.49%, 1/26/25 .. 142 141
991616010.UG.FTS.B, 29.49%, 1/26/25 .. 1,608 1,653
991616526.UG.FTS.B, 29.49%, 1/26/25 .. 234 240
991616810.UG.FTS.B, 29.49%, 1/26/25 .. 519 533
991622618.UG.FTS.B, 29.49%, 1/26/25 .. 271 279
991627812.UG.FTS.B, 29.49%, 1/26/25 .. 8 8
991629066.UG.FTS.B, 29.49%, 1/26/25 .. 47 47
991629685.UG.FTS.B, 29.49%, 1/26/25 .. 75 75
991630176.UG.FTS.B, 29.49%, 1/26/25 .. 392 389
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991631883.UG.FTS.B, 29.49%, 1/26/25 .. $ 251 $ 257
991635157.UG.FTS.B, 29.49%, 1/26/25 .. 166 12
991635627.UG.FTS.B, 29.49%, 1/26/25 .. 204 209
991637203.UG.FTS.B, 29.49%, 1/26/25 .. 257 263
991637588.UG.FTS.B, 29.49%, 1/26/25 .. 557 564
991637756.UG.FTS.B, 29.49%, 1/26/25 .. 1,549 1,565
991638709.UG.FTS.B, 29.49%, 1/26/25 .. 203 208
991638773.UG.FTS.B, 29.49%, 1/26/25 .. 57 5
991640409.UG.FTS.B, 29.49%, 1/26/25 .. 147 151
991640808.UG.FTS.B, 29.49%, 1/26/25 .. 452 464
991641553.UG.FTS.B, 29.49%, 1/26/25 .. 175 179
991642716.UG.FTS.B, 29.49%, 1/26/25 .. 1 1
991642753.UG.FTS.B, 29.49%, 1/26/25 .. 64 65
991642902.UG.FTS.B, 29.49%, 1/26/25 .. 33 33
991643392.UG.FTS.B, 29.49%, 1/26/25 .. 26 26
991644594.UG.FTS.B, 29.49%, 1/26/25 .. 430 442
991644850.UG.FTS.B, 29.49%, 1/26/25 .. 379 389
991645076.UG.FTS.B, 29.49%, 1/26/25 .. 53 54
991645315.UG.FTS.B, 29.49%, 1/26/25 .. 117 119
991645424.UG.FTS.B, 29.49%, 1/26/25 .. 177 182
991647827.UG.FTS.B, 29.49%, 1/26/25 .. 157 159
991649950.UG.FTS.B, 29.49%, 1/26/25 .. 225 231
991650260.UG.FTS.B, 29.49%, 1/26/25 .. 1,163 1,194
991653296.UG.FTS.B, 29.49%, 1/26/25 .. 27 27
991656366.UG.FTS.B, 29.49%, 1/26/25 .. 388 398
991656936.UG.FTS.B, 29.49%, 1/26/25 .. 345 342
991657417.UG.FTS.B, 29.49%, 1/26/25 .. 2,736 2,809
991659414.UG.FTS.B, 29.49%, 1/26/25 .. 229 231
991662234.UG.FTS.B, 29.49%, 1/26/25 .. 156 160
991663167.UG.FTS.B, 29.49%, 1/26/25 .. 76 75
991663623.UG.FTS.B, 29.49%, 1/26/25 .. 166 170
991663670.UG.FTS.B, 29.49%, 1/26/25 .. 118 121
991663804.UG.FTS.B, 29.49%, 1/26/25 .. 1,536 1,542
991664371.UG.FTS.B, 29.49%, 1/26/25 .. 473 479
991665870.UG.FTS.B, 29.49%, 1/26/25 .. 140 140
991666350.UG.FTS.B, 29.49%, 1/26/25 .. 141 (3)
991667585.UG.FTS.B, 29.49%, 1/26/25 .. 433 430
991668133.UG.FTS.B, 29.49%, 1/26/25 .. 141 143
991668328.UG.FTS.B, 29.49%, 1/26/25 .. 137 142
991669118.UG.FTS.B, 29.49%, 1/26/25 .. 23 23
991669892.UG.FTS.B, 29.49%, 1/26/25 .. 188 192
991670459.UG.FTS.B, 29.49%, 1/26/25 .. 504 517
991671099.UG.FTS.B, 29.49%, 1/26/25 .. 355 360
991673737.UG.FTS.B, 29.49%, 1/26/25 .. 4,574 4,698
991674155.UG.FTS.B, 29.49%, 1/26/25 .. 187 191
991674354.UG.FTS.B, 29.49%, 1/26/25 .. 98 97
991674552.UG.FTS.B, 29.49%, 1/26/25 .. 271 277
991676362.UG.FTS.B, 29.49%, 1/26/25 .. 129 129
991676951.UG.FTS.B, 29.49%, 1/26/25 .. 142 95
991677158.UG.FTS.B, 29.49%, 1/26/25 .. 266 272
991678960.UG.FTS.B, 29.49%, 1/26/25 .. 131 131
991679458.UG.FTS.B, 29.49%, 1/26/25 .. 420 425
991680335.UG.FTS.B, 29.49%, 1/26/25 .. 2,187 2,195
991682957.UG.FTS.B, 29.49%, 1/26/25 .. 1,238 1,270
991683363.UG.FTS.B, 29.49%, 1/26/25 .. 412 269
991683869.UG.FTS.B, 29.49%, 1/26/25 .. 45 46
991686193.UG.FTS.B, 29.49%, 1/26/25 .. 72 74
991686518.UG.FTS.B, 29.49%, 1/26/25 .. 277 280

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991686747.UG.FTS.B, 29.49%, 1/26/25 .. $ 62 $ 61
991686882.UG.FTS.B, 29.49%, 1/26/25 .. 347 356
991686956.UG.FTS.B, 29.49%, 1/26/25 .. 164 12
991687275.UG.FTS.B, 29.49%, 1/26/25 .. 8 8
991688295.UG.FTS.B, 29.49%, 1/26/25 .. 119 123
991688387.UG.FTS.B, 29.49%, 1/26/25 .. 1,061 1,104
991695029.UG.FTS.B, 29.49%, 1/26/25 .. 89 90
991695946.UG.FTS.B, 29.49%, 1/26/25 .. 613 622
991696562.UG.FTS.B, 29.49%, 1/26/25 .. 54 55
991698577.UG.FTS.B, 29.49%, 1/26/25 .. 614 621
991703021.UG.FTS.B, 29.49%, 1/26/25 .. 102 102
991704585.UG.FTS.B, 29.49%, 1/26/25 .. 293 297
991707041.UG.FTS.B, 29.49%, 1/26/25 .. 104 106
991710350.UG.FTS.B, 29.49%, 1/26/25 .. 82 84
991710670.UG.FTS.B, 29.49%, 1/26/25 .. 584 600
991711068.UG.FTS.B, 29.49%, 1/26/25 .. 96 98
991711376.UG.FTS.B, 29.49%, 1/26/25 .. 158 161
991714720.UG.FTS.B, 29.49%, 1/26/25 .. 690 701
991714874.UG.FTS.B, 29.49%, 1/26/25 .. 13 13
991722546.UG.FTS.B, 29.49%, 1/26/25 .. 59 60
991727706.UG.FTS.B, 29.49%, 1/26/25 .. 48 49
991727832.UG.FTS.B, 29.49%, 1/26/25 .. 329 337
991730690.UG.FTS.B, 29.49%, 1/26/25 .. 2,476 2,509
991731015.UG.FTS.B, 29.49%, 1/26/25 .. 87 89
991741187.UG.FTS.B, 29.49%, 1/26/25 .. 8 8
991742213.UG.FTS.B, 29.49%, 1/26/25 .. 1,485 1,523
991742808.UG.FTS.B, 29.49%, 1/26/25 .. 561 561
991744262.UG.FTS.B, 29.49%, 1/26/25 .. 75 77
991747285.UG.FTS.B, 29.49%, 1/26/25 .. 78 77
991748382.UG.FTS.B, 29.49%, 1/26/25 .. 662 679
991749224.UG.FTS.B, 29.49%, 1/26/25 .. 117 120
991756106.UG.FTS.B, 29.49%, 1/26/25 .. 222 228
991757929.UG.FTS.B, 29.49%, 1/26/25 .. 64 52
991766090.UG.FTS.B, 29.49%, 1/26/25 .. 37 38
991771654.UG.FTS.B, 29.49%, 1/26/25 .. 1,000 671
991772896.UG.FTS.B, 29.49%, 1/26/25 .. 2,875 2,918
991775324.UG.FTS.B, 29.49%, 1/26/25 .. 617 622
991777453.UG.FTS.B, 29.49%, 1/26/25 .. 57 58
991779497.UG.FTS.B, 29.49%, 1/26/25 .. 371 376
991781793.UG.FTS.B, 29.49%, 1/26/25 .. 27 26
991781866.UG.FTS.B, 29.49%, 1/26/25 .. 61 61
991782801.UG.FTS.B, 29.49%, 1/26/25 .. 2,827 2,865
991783902.UG.FTS.B, 29.49%, 1/26/25 .. 321 326
991784217.UG.FTS.B, 29.49%, 1/26/25 .. 95 97
991784518.UG.FTS.B, 29.49%, 1/26/25 .. 1,041 1,058
991791204.UG.FTS.B, 29.49%, 1/26/25 .. 122 124
991791858.UG.FTS.B, 29.49%, 1/26/25 .. 112 (1)
991791950.UG.FTS.B, 29.49%, 1/26/25 .. 724 736
991793797.UG.FTS.B, 29.49%, 1/26/25 .. 332 335
991795404.UG.FTS.B, 29.49%, 1/26/25 .. 138 18
991798670.UG.FTS.B, 29.49%, 1/26/25 .. – –
991799314.UG.FTS.B, 29.49%, 1/26/25 .. 81 0
991801746.UG.FTS.B, 29.49%, 1/26/25 .. 528 536
991804476.UG.FTS.B, 29.49%, 1/26/25 .. 121 122
991806530.UG.FTS.B, 29.49%, 1/26/25 .. 187 190
991811325.UG.FTS.B, 29.49%, 1/26/25 .. 1,859 1,887
991817678.UG.FTS.B, 29.49%, 1/26/25 .. 270 273
991817875.UG.FTS.B, 29.49%, 1/26/25 .. 97 99
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991820442.UG.FTS.B, 29.49%, 1/26/25 .. $ 161 $ 164
991822749.UG.FTS.B, 29.49%, 1/26/25 .. 16 16
991823773.UG.FTS.B, 29.49%, 1/26/25 .. 41 40
991824166.UG.FTS.B, 29.49%, 1/26/25 .. 227 230
991824900.UG.FTS.B, 29.49%, 1/26/25 .. 95 97
991825508.UG.FTS.B, 29.49%, 1/26/25 .. 58 59
991826343.UG.FTS.B, 29.49%, 1/26/25 .. 680 692
991827132.UG.FTS.B, 29.49%, 1/26/25 .. 142 144
991828521.UG.FTS.B, 29.49%, 1/26/25 .. 46 46
991829394.UG.FTS.B, 29.49%, 1/26/25 .. 2,477 2,512
991832099.UG.FTS.B, 29.49%, 1/26/25 .. 89 91
991835725.UG.FTS.B, 29.49%, 1/26/25 .. 1,596 1,621
991835985.UG.FTS.B, 29.49%, 1/26/25 .. 1,502 1,522
991836703.UG.FTS.B, 29.49%, 1/26/25 .. 135 136
991836743.UG.FTS.B, 29.49%, 1/26/25 .. 97 99
991649409.UG.FTS.B, 14.98%, 1/27/25 .. 922 950
991681455.UG.FTS.B, 15%, 1/27/25 ..... 790 807
991837875.UG.FTS.B, 15%, 1/27/25 ..... 407 416
991594447.UG.FTS.B, 16.99%, 1/27/25 .. 6,303 6,447
991653237.UG.FTS.B, 16.99%, 1/27/25 .. 407 417
991653768.UG.FTS.B, 16.99%, 1/27/25 .. 218 224
991630296.UG.FTS.B, 18.97%, 1/27/25 .. 215 222
991594369.UG.FTS.B, 19.99%, 1/27/25 .. 346 351
991595612.UG.FTS.B, 19.99%, 1/27/25 .. 60 62
991596997.UG.FTS.B, 19.99%, 1/27/25 .. 143 143
991603042.UG.FTS.B, 19.99%, 1/27/25 .. 10 10
991603461.UG.FTS.B, 19.99%, 1/27/25 .. 782 806
991604169.UG.FTS.B, 19.99%, 1/27/25 .. 31 32
991604490.UG.FTS.B, 19.99%, 1/27/25 .. 179 185
991604987.UG.FTS.B, 19.99%, 1/27/25 .. 378 389
991606626.UG.FTS.B, 19.99%, 1/27/25 .. 378 390
991606748.UG.FTS.B, 19.99%, 1/27/25 .. 255 260
991607069.UG.FTS.B, 19.99%, 1/27/25 .. 9 9
991610646.UG.FTS.B, 19.99%, 1/27/25 .. 195 201
991613039.UG.FTS.B, 19.99%, 1/27/25 .. 801 825
991613609.UG.FTS.B, 19.99%, 1/27/25 .. 256 263
991616276.UG.FTS.B, 19.99%, 1/27/25 .. 330 339
991622510.UG.FTS.B, 19.99%, 1/27/25 .. 75 77
991629277.UG.FTS.B, 19.99%, 1/27/25 .. 71 72
991630205.UG.FTS.B, 19.99%, 1/27/25 .. 49 50
991634123.UG.FTS.B, 19.99%, 1/27/25 .. 1,489 993
991636043.UG.FTS.B, 19.99%, 1/27/25 .. 12 12
991639649.UG.FTS.B, 19.99%, 1/27/25 .. 1,809 1,840
991653534.UG.FTS.B, 19.99%, 1/27/25 .. 191 196
991656462.UG.FTS.B, 19.99%, 1/27/25 .. 160 164
991665857.UG.FTS.B, 19.99%, 1/27/25 .. 231 238
991670504.UG.FTS.B, 19.99%, 1/27/25 .. 207 210
991679362.UG.FTS.B, 19.99%, 1/27/25 .. 94 97
991687385.UG.FTS.B, 19.99%, 1/27/25 .. 299 308
991734391.UG.FTS.B, 19.99%, 1/27/25 .. 65 66
991735360.UG.FTS.B, 19.99%, 1/27/25 .. 13 14
991740576.UG.FTS.B, 19.99%, 1/27/25 .. 469 483
991742004.UG.FTS.B, 19.99%, 1/27/25 .. 100 103
991787817.UG.FTS.B, 19.99%, 1/27/25 .. 150 152
991790958.UG.FTS.B, 19.99%, 1/27/25 .. 47 49
991836470.UG.FTS.B, 19.99%, 1/27/25 .. 159 162
991611207.UG.FTS.B, 22.95%, 1/27/25 .. 911 923
991666052.UG.FTS.B, 25.98%, 1/27/25 .. 100 69

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991599071.UG.FTS.B, 26.49%, 1/27/25 .. $ 357 $ 366
991620473.UG.FTS.B, 27.95%, 1/27/25 .. 226 229
991593388.UG.FTS.B, 27.99%, 1/27/25 .. 99 102
991598032.UG.FTS.B, 27.99%, 1/27/25 .. 243 248
991611551.UG.FTS.B, 27.99%, 1/27/25 .. 175 174
991612981.UG.FTS.B, 27.99%, 1/27/25 .. 48 49
991629247.UG.FTS.B, 27.99%, 1/27/25 .. 239 243
991629950.UG.FTS.B, 27.99%, 1/27/25 .. 34 35
991746576.UG.FTS.B, 27.99%, 1/27/25 .. 1,652 1,645
991784579.UG.FTS.B, 27.99%, 1/27/25 .. 82 84
991809385.UG.FTS.B, 27.99%, 1/27/25 .. 75 76
991593683.UG.FTS.B, 28.98%, 1/27/25 .. 34 34
991593717.UG.FTS.B, 28.98%, 1/27/25 .. 15 15
991593724.UG.FTS.B, 28.98%, 1/27/25 .. 807 813
991594281.UG.FTS.B, 28.98%, 1/27/25 .. 757 755
991594298.UG.FTS.B, 28.98%, 1/27/25 .. 300 302
991594312.UG.FTS.B, 28.98%, 1/27/25 .. 636 648
991594525.UG.FTS.B, 28.98%, 1/27/25 .. 0 0
991594818.UG.FTS.B, 28.98%, 1/27/25 .. 222 223
991594933.UG.FTS.B, 28.98%, 1/27/25 .. 1,605 1,639
991594966.UG.FTS.B, 28.98%, 1/27/25 .. 78 80
991595331.UG.FTS.B, 28.98%, 1/27/25 .. 154 158
991595486.UG.FTS.B, 28.98%, 1/27/25 .. 1,452 1,493
991595661.UG.FTS.B, 28.98%, 1/27/25 .. 60 61
991595696.UG.FTS.B, 28.98%, 1/27/25 .. 94 96
991595934.UG.FTS.B, 28.98%, 1/27/25 .. 324 328
991596135.UG.FTS.B, 28.98%, 1/27/25 .. 77 79
991596423.UG.FTS.B, 28.98%, 1/27/25 .. 1,254 1,280
991596472.UG.FTS.B, 28.98%, 1/27/25 .. 435 448
991596778.UG.FTS.B, 28.98%, 1/27/25 .. 0 0
991596874.UG.FTS.B, 28.98%, 1/27/25 .. 232 238
991596979.UG.FTS.B, 28.98%, 1/27/25 .. 900 914
991597032.UG.FTS.B, 28.98%, 1/27/25 .. 0 0
991597253.UG.FTS.B, 28.98%, 1/27/25 .. 74 76
991597711.UG.FTS.B, 28.98%, 1/27/25 .. 176 181
991597724.UG.FTS.B, 28.98%, 1/27/25 .. 63 64
991597802.UG.FTS.B, 28.98%, 1/27/25 .. 916 939
991597854.UG.FTS.B, 28.98%, 1/27/25 .. 475 485
991597979.UG.FTS.B, 28.98%, 1/27/25 .. 6 6
991598054.UG.FTS.B, 28.98%, 1/27/25 .. 1,431 1,472
991598602.UG.FTS.B, 28.98%, 1/27/25 .. 198 203
991598783.UG.FTS.B, 28.98%, 1/27/25 .. 1,285 1,311
991599313.UG.FTS.B, 28.98%, 1/27/25 .. 480 494
991599468.UG.FTS.B, 28.98%, 1/27/25 .. 360 363
991600295.UG.FTS.B, 28.98%, 1/27/25 .. 192 198
991601203.UG.FTS.B, 28.98%, 1/27/25 .. 2,469 2,538
991601850.UG.FTS.B, 28.98%, 1/27/25 .. 1,920 1,976
991602414.UG.FTS.B, 28.98%, 1/27/25 .. 192 198
991602564.UG.FTS.B, 28.98%, 1/27/25 .. 93 96
991602821.UG.FTS.B, 28.98%, 1/27/25 .. 1,774 1,824
991602932.UG.FTS.B, 28.98%, 1/27/25 .. 850 862
991603572.UG.FTS.B, 28.98%, 1/27/25 .. 1,685 1,734
991603999.UG.FTS.B, 28.98%, 1/27/25 .. 223 226
991604001.UG.FTS.B, 28.98%, 1/27/25 .. 250 258
991604438.UG.FTS.B, 28.98%, 1/27/25 .. 22 22
991604766.UG.FTS.B, 28.98%, 1/27/25 .. 703 713
991605311.UG.FTS.B, 28.98%, 1/27/25 .. 112 115
991605868.UG.FTS.B, 28.98%, 1/27/25 .. 353 363
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991606158.UG.FTS.B, 28.98%, 1/27/25 .. $ 162 $ 165
991607306.UG.FTS.B, 28.98%, 1/27/25 .. 111 114
991607985.UG.FTS.B, 28.98%, 1/27/25 .. 35 36
991608665.UG.FTS.B, 28.98%, 1/27/25 .. 617 634
991609082.UG.FTS.B, 28.98%, 1/27/25 .. 188 196
991609616.UG.FTS.B, 28.98%, 1/27/25 .. 381 392
991611663.UG.FTS.B, 28.98%, 1/27/25 .. 350 364
991613097.UG.FTS.B, 28.98%, 1/27/25 .. 201 207
991614181.UG.FTS.B, 28.98%, 1/27/25 .. 494 497
991614332.UG.FTS.B, 28.98%, 1/27/25 .. – –
991614853.UG.FTS.B, 28.98%, 1/27/25 .. 1,431 1,472
991615115.UG.FTS.B, 28.98%, 1/27/25 .. 241 (5)
991615144.UG.FTS.B, 28.98%, 1/27/25 .. 200 206
991615331.UG.FTS.B, 28.98%, 1/27/25 .. 187 192
991615612.UG.FTS.B, 28.98%, 1/27/25 .. 128 130
991615892.UG.FTS.B, 28.98%, 1/27/25 .. 703 723
991616336.UG.FTS.B, 28.98%, 1/27/25 .. 178 181
991617077.UG.FTS.B, 28.98%, 1/27/25 .. 343 353
991617118.UG.FTS.B, 28.98%, 1/27/25 .. 413 416
991617463.UG.FTS.B, 28.98%, 1/27/25 .. 1,884 1,911
991618978.UG.FTS.B, 28.98%, 1/27/25 .. 236 242
991620210.UG.FTS.B, 28.98%, 1/27/25 .. 172 177
991620222.UG.FTS.B, 28.98%, 1/27/25 .. 132 134
991620928.UG.FTS.B, 28.98%, 1/27/25 .. 110 114
991621129.UG.FTS.B, 28.98%, 1/27/25 .. 626 644
991623327.UG.FTS.B, 28.98%, 1/27/25 .. 65 66
991623357.UG.FTS.B, 28.98%, 1/27/25 .. 284 291
991623437.UG.FTS.B, 28.98%, 1/27/25 .. 409 421
991624157.UG.FTS.B, 28.98%, 1/27/25 .. 158 163
991625017.UG.FTS.B, 28.98%, 1/27/25 .. 305 308
991627111.UG.FTS.B, 28.98%, 1/27/25 .. 4,789 4,927
991628534.UG.FTS.B, 28.98%, 1/27/25 .. 134 133
991630700.UG.FTS.B, 28.98%, 1/27/25 .. 392 402
991630885.UG.FTS.B, 28.98%, 1/27/25 .. 469 470
991630973.UG.FTS.B, 28.98%, 1/27/25 .. 138 10
991631171.UG.FTS.B, 28.98%, 1/27/25 .. 356 363
991631340.UG.FTS.B, 28.98%, 1/27/25 .. 408 418
991631459.UG.FTS.B, 28.98%, 1/27/25 .. 432 446
991631807.UG.FTS.B, 28.98%, 1/27/25 .. 303 311
991632093.UG.FTS.B, 28.98%, 1/27/25 .. 436 449
991632344.UG.FTS.B, 28.98%, 1/27/25 .. 127 131
991632516.UG.FTS.B, 28.98%, 1/27/25 .. 312 320
991633180.UG.FTS.B, 28.98%, 1/27/25 .. 71 73
991633929.UG.FTS.B, 28.98%, 1/27/25 .. 649 668
991634644.UG.FTS.B, 28.98%, 1/27/25 .. 161 164
991635049.UG.FTS.B, 28.98%, 1/27/25 .. 638 649
991635121.UG.FTS.B, 28.98%, 1/27/25 .. 957 985
991635670.UG.FTS.B, 28.98%, 1/27/25 .. 957 985
991635758.UG.FTS.B, 28.98%, 1/27/25 .. 2,081 279
991636408.UG.FTS.B, 28.98%, 1/27/25 .. 537 542
991636985.UG.FTS.B, 28.98%, 1/27/25 .. 174 179
991637847.UG.FTS.B, 28.98%, 1/27/25 .. 141 145
991638724.UG.FTS.B, 28.98%, 1/27/25 .. 40 40
991638938.UG.FTS.B, 28.98%, 1/27/25 .. 36 37
991639732.UG.FTS.B, 28.98%, 1/27/25 .. 71 73
991641059.UG.FTS.B, 28.98%, 1/27/25 .. 31 31
991641153.UG.FTS.B, 28.98%, 1/27/25 .. 216 217
991643120.UG.FTS.B, 28.98%, 1/27/25 .. 544 554

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991643121.UG.FTS.B, 28.98%, 1/27/25 .. $ 375 $ 381
991643233.UG.FTS.B, 28.98%, 1/27/25 .. 57 59
991643359.UG.FTS.B, 28.98%, 1/27/25 .. 309 318
991644066.UG.FTS.B, 28.98%, 1/27/25 .. 208 212
991644433.UG.FTS.B, 28.98%, 1/27/25 .. 24 25
991645234.UG.FTS.B, 28.98%, 1/27/25 .. 124 128
991645498.UG.FTS.B, 28.98%, 1/27/25 .. 340 347
991645642.UG.FTS.B, 28.98%, 1/27/25 .. 131 135
991646436.UG.FTS.B, 28.98%, 1/27/25 .. 386 397
991646530.UG.FTS.B, 28.98%, 1/27/25 .. 856 866
991647805.UG.FTS.B, 28.98%, 1/27/25 .. 88 91
991649491.UG.FTS.B, 28.98%, 1/27/25 .. 249 258
991651573.UG.FTS.B, 28.98%, 1/27/25 .. 12 12
991651616.UG.FTS.B, 28.98%, 1/27/25 .. 104 107
991652055.UG.FTS.B, 28.98%, 1/27/25 .. 59 60
991653209.UG.FTS.B, 28.98%, 1/27/25 .. 3,051 3,137
991653220.UG.FTS.B, 28.98%, 1/27/25 .. 272 273
991654533.UG.FTS.B, 28.98%, 1/27/25 .. 266 273
991654856.UG.FTS.B, 28.98%, 1/27/25 .. 621 638
991655594.UG.FTS.B, 28.98%, 1/27/25 .. 243 250
991656010.UG.FTS.B, 28.98%, 1/27/25 .. 141 140
991657182.UG.FTS.B, 28.98%, 1/27/25 .. 1,910 1,964
991657611.UG.FTS.B, 28.98%, 1/27/25 .. 2,919 2,954
991658220.UG.FTS.B, 28.98%, 1/27/25 .. 997 1,026
991659123.UG.FTS.B, 28.98%, 1/27/25 .. 128 131
991659335.UG.FTS.B, 28.98%, 1/27/25 .. 421 434
991660335.UG.FTS.B, 28.98%, 1/27/25 .. 247 251
991660768.UG.FTS.B, 28.98%, 1/27/25 .. 192 196
991663420.UG.FTS.B, 28.98%, 1/27/25 .. 2,170 2,233
991664621.UG.FTS.B, 28.98%, 1/27/25 .. 210 216
991664680.UG.FTS.B, 28.98%, 1/27/25 .. 476 490
991666634.UG.FTS.B, 28.98%, 1/27/25 .. 166 171
991670133.UG.FTS.B, 28.98%, 1/27/25 .. 232 239
991671149.UG.FTS.B, 28.98%, 1/27/25 .. 121 124
991672421.UG.FTS.B, 28.98%, 1/27/25 .. 382 388
991672456.UG.FTS.B, 28.98%, 1/27/25 .. 226 230
991672656.UG.FTS.B, 28.98%, 1/27/25 .. 138 142
991673173.UG.FTS.B, 28.98%, 1/27/25 .. 67 (1)
991679811.UG.FTS.B, 28.98%, 1/27/25 .. 114 117
991681733.UG.FTS.B, 28.98%, 1/27/25 .. 250 257
991681913.UG.FTS.B, 28.98%, 1/27/25 .. 125 128
991683425.UG.FTS.B, 28.98%, 1/27/25 .. 600 45
991684060.UG.FTS.B, 28.98%, 1/27/25 .. 1,379 1,385
991684799.UG.FTS.B, 28.98%, 1/27/25 .. 179 184
991684873.UG.FTS.B, 28.98%, 1/27/25 .. 112 115
991686238.UG.FTS.B, 28.98%, 1/27/25 .. 58 60
991687201.UG.FTS.B, 28.98%, 1/27/25 .. 268 276
991687469.UG.FTS.B, 28.98%, 1/27/25 .. 590 601
991687681.UG.FTS.B, 28.98%, 1/27/25 .. 152 153
991687939.UG.FTS.B, 28.98%, 1/27/25 .. 33 34
991688205.UG.FTS.B, 28.98%, 1/27/25 .. 41 41
991688929.UG.FTS.B, 28.98%, 1/27/25 .. 49 48
991689096.UG.FTS.B, 28.98%, 1/27/25 .. 307 312
991691453.UG.FTS.B, 28.98%, 1/27/25 .. 641 650
991693260.UG.FTS.B, 28.98%, 1/27/25 .. 255 256
991693305.UG.FTS.B, 28.98%, 1/27/25 .. 1,339 1,363
991693530.UG.FTS.B, 28.98%, 1/27/25 .. 181 187
991697703.UG.FTS.B, 28.98%, 1/27/25 .. 50 51
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991698813.UG.FTS.B, 28.98%, 1/27/25 .. $ 1,230 $ 1,263
991699112.UG.FTS.B, 28.98%, 1/27/25 .. 141 144
991699849.UG.FTS.B, 28.98%, 1/27/25 .. 58 59
991699852.UG.FTS.B, 28.98%, 1/27/25 .. 314 323
991700924.UG.FTS.B, 28.98%, 1/27/25 .. 145 148
991703924.UG.FTS.B, 28.98%, 1/27/25 .. 51 52
991707195.UG.FTS.B, 28.98%, 1/27/25 .. 90 90
991711538.UG.FTS.B, 28.98%, 1/27/25 .. 70 72
991714759.UG.FTS.B, 28.98%, 1/27/25 .. 161 166
991716555.UG.FTS.B, 28.98%, 1/27/25 .. 85 87
991719023.UG.FTS.B, 28.98%, 1/27/25 .. 474 488
991721854.UG.FTS.B, 28.98%, 1/27/25 .. 464 470
991722576.UG.FTS.B, 28.98%, 1/27/25 .. 91 93
991722842.UG.FTS.B, 28.98%, 1/27/25 .. 1,052 1,071
991725390.UG.FTS.B, 28.98%, 1/27/25 .. 127 129
991728459.UG.FTS.B, 28.98%, 1/27/25 .. 155 156
991730761.UG.FTS.B, 28.98%, 1/27/25 .. 164 168
991731180.UG.FTS.B, 28.98%, 1/27/25 .. 284 292
991731267.UG.FTS.B, 28.98%, 1/27/25 .. 148 151
991732352.UG.FTS.B, 28.98%, 1/27/25 .. 74 75
991732403.UG.FTS.B, 28.98%, 1/27/25 .. 44 44
991732810.UG.FTS.B, 28.98%, 1/27/25 .. 100 102
991733258.UG.FTS.B, 28.98%, 1/27/25 .. 11 12
991733750.UG.FTS.B, 28.98%, 1/27/25 .. 37 37
991737000.UG.FTS.B, 28.98%, 1/27/25 .. 1,895 1,948
991740609.UG.FTS.B, 28.98%, 1/27/25 .. 474 476
991741365.UG.FTS.B, 28.98%, 1/27/25 .. 25 25
991741558.UG.FTS.B, 28.98%, 1/27/25 .. 130 131
991746915.UG.FTS.B, 28.98%, 1/27/25 .. 426 433
991747891.UG.FTS.B, 28.98%, 1/27/25 .. 158 163
991749644.UG.FTS.B, 28.98%, 1/27/25 .. 142 141
991751444.UG.FTS.B, 28.98%, 1/27/25 .. 61 62
991753884.UG.FTS.B, 28.98%, 1/27/25 .. 57 57
991756720.UG.FTS.B, 28.98%, 1/27/25 .. 90 93
991757043.UG.FTS.B, 28.98%, 1/27/25 .. 400 403
991761383.UG.FTS.B, 28.98%, 1/27/25 .. 28 28
991761556.UG.FTS.B, 28.98%, 1/27/25 .. 94 96
991765825.UG.FTS.B, 28.98%, 1/27/25 .. 85 86
991770756.UG.FTS.B, 28.98%, 1/27/25 .. 497 506
991771149.UG.FTS.B, 28.98%, 1/27/25 .. 49 49
991772210.UG.FTS.B, 28.98%, 1/27/25 .. 3,778 3,846
991772279.UG.FTS.B, 28.98%, 1/27/25 .. 945 961
991772315.UG.FTS.B, 28.98%, 1/27/25 .. 962 978
991776277.UG.FTS.B, 28.98%, 1/27/25 .. 51 52
991784184.UG.FTS.B, 28.98%, 1/27/25 .. 400 54
991784652.UG.FTS.B, 28.98%, 1/27/25 .. 15 15
991785235.UG.FTS.B, 28.98%, 1/27/25 .. 451 459
991790040.UG.FTS.B, 28.98%, 1/27/25 .. 141 144
991792181.UG.FTS.B, 28.98%, 1/27/25 .. 2,358 2,400
991792500.UG.FTS.B, 28.98%, 1/27/25 .. 236 240
991793603.UG.FTS.B, 28.98%, 1/27/25 .. 6 6
991794021.UG.FTS.B, 28.98%, 1/27/25 .. 7 7
991794675.UG.FTS.B, 28.98%, 1/27/25 .. 35 35
991796141.UG.FTS.B, 28.98%, 1/27/25 .. 92 94
991797980.UG.FTS.B, 28.98%, 1/27/25 .. 50 51
991798281.UG.FTS.B, 28.98%, 1/27/25 .. 72 73
991801251.UG.FTS.B, 28.98%, 1/27/25 .. 272 274
991802009.UG.FTS.B, 28.98%, 1/27/25 .. 339 345

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991811211.UG.FTS.B, 28.98%, 1/27/25 .. $ 271 $ 276
991812993.UG.FTS.B, 28.98%, 1/27/25 .. 941 939
991814953.UG.FTS.B, 28.98%, 1/27/25 .. 101 101
991817326.UG.FTS.B, 28.98%, 1/27/25 .. 7 7
991820015.UG.FTS.B, 28.98%, 1/27/25 .. 437 445
991822961.UG.FTS.B, 28.98%, 1/27/25 .. 357 359
991827748.UG.FTS.B, 28.98%, 1/27/25 .. 12 12
991831848.UG.FTS.B, 28.98%, 1/27/25 .. 72 74
991832201.UG.FTS.B, 28.98%, 1/27/25 .. 2,512 2,523
991832387.UG.FTS.B, 28.98%, 1/27/25 .. 939 956
991835142.UG.FTS.B, 28.98%, 1/27/25 .. 6,538 6,652
991662323.UG.FTS.B, 29.47%, 1/27/25 .. 75 77
991729880.UG.FTS.B, 29.47%, 1/27/25 .. 1 1
991593828.UG.FTS.B, 29.49%, 1/27/25 .. 336 340
991594192.UG.FTS.B, 29.49%, 1/27/25 .. 345 354
991594200.UG.FTS.B, 29.49%, 1/27/25 .. 176 181
991594626.UG.FTS.B, 29.49%, 1/27/25 .. 100 101
991594887.UG.FTS.B, 29.49%, 1/27/25 .. 103 102
991594952.UG.FTS.B, 29.49%, 1/27/25 .. 1,338 1,375
991595231.UG.FTS.B, 29.49%, 1/27/25 .. 186 186
991596178.UG.FTS.B, 29.49%, 1/27/25 .. 1,210 1,220
991596209.UG.FTS.B, 29.49%, 1/27/25 .. 1,265 1,297
991596228.UG.FTS.B, 29.49%, 1/27/25 .. 238 245
991596267.UG.FTS.B, 29.49%, 1/27/25 .. 67 68
991596346.UG.FTS.B, 29.49%, 1/27/25 .. 70 71
991596886.UG.FTS.B, 29.49%, 1/27/25 .. 211 213
991596983.UG.FTS.B, 29.49%, 1/27/25 .. 138 141
991597322.UG.FTS.B, 29.49%, 1/27/25 .. 122 121
991597330.UG.FTS.B, 29.49%, 1/27/25 .. 214 217
991597441.UG.FTS.B, 29.49%, 1/27/25 .. 458 472
991597657.UG.FTS.B, 29.49%, 1/27/25 .. 162 164
991598580.UG.FTS.B, 29.49%, 1/27/25 .. 156 160
991598640.UG.FTS.B, 29.49%, 1/27/25 .. 77 79
991598870.UG.FTS.B, 29.49%, 1/27/25 .. 54 55
991598931.UG.FTS.B, 29.49%, 1/27/25 .. 223 229
991599464.UG.FTS.B, 29.49%, 1/27/25 .. 300 42
991600051.UG.FTS.B, 29.49%, 1/27/25 .. 139 19
991600353.UG.FTS.B, 29.49%, 1/27/25 .. 281 280
991600440.UG.FTS.B, 29.49%, 1/27/25 .. 576 593
991600674.UG.FTS.B, 29.49%, 1/27/25 .. 114 117
991600794.UG.FTS.B, 29.49%, 1/27/25 .. 117 121
991601393.UG.FTS.B, 29.49%, 1/27/25 .. 2,470 2,521
991601553.UG.FTS.B, 29.49%, 1/27/25 .. 1,380 1,398
991601649.UG.FTS.B, 29.49%, 1/27/25 .. 482 320
991602741.UG.FTS.B, 29.49%, 1/27/25 .. 447 453
991602782.UG.FTS.B, 29.49%, 1/27/25 .. 90 93
991602892.UG.FTS.B, 29.49%, 1/27/25 .. 91 93
991603201.UG.FTS.B, 29.49%, 1/27/25 .. 9 9
991603339.UG.FTS.B, 29.49%, 1/27/25 .. 158 163
991603347.UG.FTS.B, 29.49%, 1/27/25 .. 104 3
991603573.UG.FTS.B, 29.49%, 1/27/25 .. 864 891
991604512.UG.FTS.B, 29.49%, 1/27/25 .. 160 164
991604744.UG.FTS.B, 29.49%, 1/27/25 .. 89 91
991604802.UG.FTS.B, 29.49%, 1/27/25 .. 98 100
991605074.UG.FTS.B, 29.49%, 1/27/25 .. 316 313
991605178.UG.FTS.B, 29.49%, 1/27/25 .. 362 371
991605218.UG.FTS.B, 29.49%, 1/27/25 .. 56 58
991605251.UG.FTS.B, 29.49%, 1/27/25 .. 75 76
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991605906.UG.FTS.B, 29.49%, 1/27/25 .. $ 347 $ 353
991605991.UG.FTS.B, 29.49%, 1/27/25 .. 176 24
991606053.UG.FTS.B, 29.49%, 1/27/25 .. 32 33
991606270.UG.FTS.B, 29.49%, 1/27/25 .. 844 868
991606464.UG.FTS.B, 29.49%, 1/27/25 .. 30 31
991606487.UG.FTS.B, 29.49%, 1/27/25 .. 496 510
991606996.UG.FTS.B, 29.49%, 1/27/25 .. 86 88
991607077.UG.FTS.B, 29.49%, 1/27/25 .. 1,160 1,192
991607258.UG.FTS.B, 29.49%, 1/27/25 .. 437 449
991607358.UG.FTS.B, 29.49%, 1/27/25 .. 52 (1)
991607365.UG.FTS.B, 29.49%, 1/27/25 .. 687 697
991608429.UG.FTS.B, 29.49%, 1/27/25 .. 234 240
991608526.UG.FTS.B, 29.49%, 1/27/25 .. 380 391
991608738.UG.FTS.B, 29.49%, 1/27/25 .. 103 (2)
991608840.UG.FTS.B, 29.49%, 1/27/25 .. 65 (1)
991609046.UG.FTS.B, 29.49%, 1/27/25 .. 286 294
991609085.UG.FTS.B, 29.49%, 1/27/25 .. 97 99
991609299.UG.FTS.B, 29.49%, 1/27/25 .. 1,968 2,024
991609655.UG.FTS.B, 29.49%, 1/27/25 .. 296 304
991611049.UG.FTS.B, 29.49%, 1/27/25 .. 291 299
991611862.UG.FTS.B, 29.49%, 1/27/25 .. 189 195
991612657.UG.FTS.B, 29.49%, 1/27/25 .. 355 365
991612716.UG.FTS.B, 29.49%, 1/27/25 .. 320 329
991613226.UG.FTS.B, 29.49%, 1/27/25 .. 316 319
991613342.UG.FTS.B, 29.49%, 1/27/25 .. 217 223
991613792.UG.FTS.B, 29.49%, 1/27/25 .. 36 36
991613806.UG.FTS.B, 29.49%, 1/27/25 .. 4,289 4,354
991613940.UG.FTS.B, 29.49%, 1/27/25 .. 109 112
991614453.UG.FTS.B, 29.49%, 1/27/25 .. 578 577
991614526.UG.FTS.B, 29.49%, 1/27/25 .. 16 16
991614668.UG.FTS.B, 29.49%, 1/27/25 .. 109 112
991614695.UG.FTS.B, 29.49%, 1/27/25 .. 72 73
991614714.UG.FTS.B, 29.49%, 1/27/25 .. 78 79
991615077.UG.FTS.B, 29.49%, 1/27/25 .. 68 69
991615133.UG.FTS.B, 29.49%, 1/27/25 .. 74 76
991615454.UG.FTS.B, 29.49%, 1/27/25 .. 300 309
991615614.UG.FTS.B, 29.49%, 1/27/25 .. 49 50
991616666.UG.FTS.B, 29.49%, 1/27/25 .. 154 156
991616915.UG.FTS.B, 29.49%, 1/27/25 .. 266 271
991617030.UG.FTS.B, 29.49%, 1/27/25 .. 112 115
991617119.UG.FTS.B, 29.49%, 1/27/25 .. 993 1,021
991617295.UG.FTS.B, 29.49%, 1/27/25 .. 1,055 1,085
991618276.UG.FTS.B, 29.49%, 1/27/25 .. 883 892
991618551.UG.FTS.B, 29.49%, 1/27/25 .. 77 77
991619030.UG.FTS.B, 29.49%, 1/27/25 .. 198 201
991619817.UG.FTS.B, 29.49%, 1/27/25 .. 735 755
991620641.UG.FTS.B, 29.49%, 1/27/25 .. 186 191
991621900.UG.FTS.B, 29.49%, 1/27/25 .. 318 327
991622015.UG.FTS.B, 29.49%, 1/27/25 .. 20 20
991623857.UG.FTS.B, 29.49%, 1/27/25 .. 36 32
991623872.UG.FTS.B, 29.49%, 1/27/25 .. 461 459
991623935.UG.FTS.B, 29.49%, 1/27/25 .. 260 268
991624480.UG.FTS.B, 29.49%, 1/27/25 .. 171 (3)
991624512.UG.FTS.B, 29.49%, 1/27/25 .. 170 175
991624910.UG.FTS.B, 29.49%, 1/27/25 .. 112 115
991625464.UG.FTS.B, 29.49%, 1/27/25 .. 16 16
991626357.UG.FTS.B, 29.49%, 1/27/25 .. 66 68
991626406.UG.FTS.B, 29.49%, 1/27/25 .. 150 (3)

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991626868.UG.FTS.B, 29.49%, 1/27/25 .. $ 192 $ 197
991627500.UG.FTS.B, 29.49%, 1/27/25 .. 128 132
991627621.UG.FTS.B, 29.49%, 1/27/25 .. 134 138
991627673.UG.FTS.B, 29.49%, 1/27/25 .. 41 (1)
991627921.UG.FTS.B, 29.49%, 1/27/25 .. 10 10
991628233.UG.FTS.B, 29.49%, 1/27/25 .. 81 83
991628410.UG.FTS.B, 29.49%, 1/27/25 .. 14 14
991628707.UG.FTS.B, 29.49%, 1/27/25 .. 976 1,004
991629351.UG.FTS.B, 29.49%, 1/27/25 .. 43 44
991629829.UG.FTS.B, 29.49%, 1/27/25 .. 87 89
991630212.UG.FTS.B, 29.49%, 1/27/25 .. 815 838
991630575.UG.FTS.B, 29.49%, 1/27/25 .. 266 274
991630944.UG.FTS.B, 29.49%, 1/27/25 .. 103 105
991631037.UG.FTS.B, 29.49%, 1/27/25 .. 159 164
991631866.UG.FTS.B, 29.49%, 1/27/25 .. 76 78
991633038.UG.FTS.B, 29.49%, 1/27/25 .. 1,225 1,243
991633389.UG.FTS.B, 29.49%, 1/27/25 .. 318 327
991633620.UG.FTS.B, 29.49%, 1/27/25 .. 2,090 2,147
991633884.UG.FTS.B, 29.49%, 1/27/25 .. 696 690
991635104.UG.FTS.B, 29.49%, 1/27/25 .. 170 172
991636506.UG.FTS.B, 29.49%, 1/27/25 .. 1,359 1,394
991636871.UG.FTS.B, 29.49%, 1/27/25 .. 1,236 1,276
991637021.UG.FTS.B, 29.49%, 1/27/25 .. 960 965
991637168.UG.FTS.B, 29.49%, 1/27/25 .. 159 163
991637194.UG.FTS.B, 29.49%, 1/27/25 .. 36 36
991637328.UG.FTS.B, 29.49%, 1/27/25 .. 222 228
991639078.UG.FTS.B, 29.49%, 1/27/25 .. 127 131
991639086.UG.FTS.B, 29.49%, 1/27/25 .. 81 12
991639949.UG.FTS.B, 29.49%, 1/27/25 .. 28 28
991640401.UG.FTS.B, 29.49%, 1/27/25 .. 2,857 2,932
991641302.UG.FTS.B, 29.49%, 1/27/25 .. 165 169
991643172.UG.FTS.B, 29.49%, 1/27/25 .. 19 19
991643691.UG.FTS.B, 29.49%, 1/27/25 .. 263 266
991643756.UG.FTS.B, 29.49%, 1/27/25 .. 43 44
991643995.UG.FTS.B, 29.49%, 1/27/25 .. 443 454
991645667.UG.FTS.B, 29.49%, 1/27/25 .. 170 174
991645721.UG.FTS.B, 29.49%, 1/27/25 .. 78 80
991645861.UG.FTS.B, 29.49%, 1/27/25 .. 458 465
991646515.UG.FTS.B, 29.49%, 1/27/25 .. 40 41
991647854.UG.FTS.B, 29.49%, 1/27/25 .. 148 152
991648038.UG.FTS.B, 29.49%, 1/27/25 .. 85 85
991648775.UG.FTS.B, 29.49%, 1/27/25 .. 2,792 2,869
991648967.UG.FTS.B, 29.49%, 1/27/25 .. 144 148
991649572.UG.FTS.B, 29.49%, 1/27/25 .. 106 107
991649770.UG.FTS.B, 29.49%, 1/27/25 .. 8 8
991650190.UG.FTS.B, 29.49%, 1/27/25 .. 306 314
991650614.UG.FTS.B, 29.49%, 1/27/25 .. 95 13
991651629.UG.FTS.B, 29.49%, 1/27/25 .. 129 133
991652619.UG.FTS.B, 29.49%, 1/27/25 .. 126 81
991653136.UG.FTS.B, 29.49%, 1/27/25 .. 48 40
991653371.UG.FTS.B, 29.49%, 1/27/25 .. 297 304
991654240.UG.FTS.B, 29.49%, 1/27/25 .. 93 95
991654331.UG.FTS.B, 29.49%, 1/27/25 .. 373 383
991657968.UG.FTS.B, 29.49%, 1/27/25 .. 2,390 2,422
991658758.UG.FTS.B, 29.49%, 1/27/25 .. 105 108
991659287.UG.FTS.B, 29.49%, 1/27/25 .. 251 258
991659586.UG.FTS.B, 29.49%, 1/27/25 .. 50 51
991660024.UG.FTS.B, 29.49%, 1/27/25 .. 84 86
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991660396.UG.FTS.B, 29.49%, 1/27/25 .. $ 21 $ 21
991660953.UG.FTS.B, 29.49%, 1/27/25 .. 136 138
991663020.UG.FTS.B, 29.49%, 1/27/25 .. 95 97
991663633.UG.FTS.B, 29.49%, 1/27/25 .. 26 0
991664709.UG.FTS.B, 29.49%, 1/27/25 .. 180 13
991665944.UG.FTS.B, 29.49%, 1/27/25 .. 2,335 2,397
991667009.UG.FTS.B, 29.49%, 1/27/25 .. 64 10
991667522.UG.FTS.B, 29.49%, 1/27/25 .. 38 38
991668002.UG.FTS.B, 29.49%, 1/27/25 .. 208 213
991668359.UG.FTS.B, 29.49%, 1/27/25 .. 787 802
991668952.UG.FTS.B, 29.49%, 1/27/25 .. 159 105
991669942.UG.FTS.B, 29.49%, 1/27/25 .. 81 82
991670220.UG.FTS.B, 29.49%, 1/27/25 .. 80 82
991670777.UG.FTS.B, 29.49%, 1/27/25 .. 57 58
991670891.UG.FTS.B, 29.49%, 1/27/25 .. 76 77
991672322.UG.FTS.B, 29.49%, 1/27/25 .. 309 317
991675189.UG.FTS.B, 29.49%, 1/27/25 .. 85 87
991678623.UG.FTS.B, 29.49%, 1/27/25 .. 99 102
991680945.UG.FTS.B, 29.49%, 1/27/25 .. 398 403
991682834.UG.FTS.B, 29.49%, 1/27/25 .. 286 294
991683132.UG.FTS.B, 29.49%, 1/27/25 .. 1,239 1,272
991683393.UG.FTS.B, 29.49%, 1/27/25 .. 950 976
991684868.UG.FTS.B, 29.49%, 1/27/25 .. 9 9
991687025.UG.FTS.B, 29.49%, 1/27/25 .. 40 41
991687934.UG.FTS.B, 29.49%, 1/27/25 .. 36 37
991688414.UG.FTS.B, 29.49%, 1/27/25 .. 48 49
991688605.UG.FTS.B, 29.49%, 1/27/25 .. 170 172
991689707.UG.FTS.B, 29.49%, 1/27/25 .. 81 82
991689965.UG.FTS.B, 29.49%, 1/27/25 .. 244 251
991690240.UG.FTS.B, 29.49%, 1/27/25 .. 55 56
991691306.UG.FTS.B, 29.49%, 1/27/25 .. 237 244
991691664.UG.FTS.B, 29.49%, 1/27/25 .. 1,429 1,468
991692091.UG.FTS.B, 29.49%, 1/27/25 .. 214 215
991692639.UG.FTS.B, 29.49%, 1/27/25 .. 43 43
991693933.UG.FTS.B, 29.49%, 1/27/25 .. 149 20
991694353.UG.FTS.B, 29.49%, 1/27/25 .. 9 9
991694746.UG.FTS.B, 29.49%, 1/27/25 .. 76 77
991695052.UG.FTS.B, 29.49%, 1/27/25 .. 96 98
991695250.UG.FTS.B, 29.49%, 1/27/25 .. 9 9
991695728.UG.FTS.B, 29.49%, 1/27/25 .. 685 704
991696481.UG.FTS.B, 29.49%, 1/27/25 .. 594 610
991696634.UG.FTS.B, 29.49%, 1/27/25 .. 53 4
991696793.UG.FTS.B, 29.49%, 1/27/25 .. 474 480
991698282.UG.FTS.B, 29.49%, 1/27/25 .. 77 79
991698507.UG.FTS.B, 29.49%, 1/27/25 .. 132 133
991699161.UG.FTS.B, 29.49%, 1/27/25 .. 541 554
991701480.UG.FTS.B, 29.49%, 1/27/25 .. 684 703
991702188.UG.FTS.B, 29.49%, 1/27/25 .. 156 160
991703342.UG.FTS.B, 29.49%, 1/27/25 .. 194 199
991703436.UG.FTS.B, 29.49%, 1/27/25 .. 29 29
991703607.UG.FTS.B, 29.49%, 1/27/25 .. 1,896 1,968
991704620.UG.FTS.B, 29.49%, 1/27/25 .. 13 13
991705606.UG.FTS.B, 29.49%, 1/27/25 .. 122 125
991705617.UG.FTS.B, 29.49%, 1/27/25 .. 366 367
991705770.UG.FTS.B, 29.49%, 1/27/25 .. 20 20
991709075.UG.FTS.B, 29.49%, 1/27/25 .. 416 420
991709652.UG.FTS.B, 29.49%, 1/27/25 .. 242 247
991710104.UG.FTS.B, 29.49%, 1/27/25 .. 85 87

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991710576.UG.FTS.B, 29.49%, 1/27/25 .. $ 244 $ 245
991712464.UG.FTS.B, 29.49%, 1/27/25 .. 438 450
991712616.UG.FTS.B, 29.49%, 1/27/25 .. 1,153 1,184
991715908.UG.FTS.B, 29.49%, 1/27/25 .. 535 550
991716296.UG.FTS.B, 29.49%, 1/27/25 .. 524 530
991717015.UG.FTS.B, 29.49%, 1/27/25 .. 142 146
991717864.UG.FTS.B, 29.49%, 1/27/25 .. 285 292
991717964.UG.FTS.B, 29.49%, 1/27/25 .. 111 112
991718575.UG.FTS.B, 29.49%, 1/27/25 .. 171 176
991718785.UG.FTS.B, 29.49%, 1/27/25 .. 285 292
991720299.UG.FTS.B, 29.49%, 1/27/25 .. 854 877
991722603.UG.FTS.B, 29.49%, 1/27/25 .. 308 317
991726868.UG.FTS.B, 29.49%, 1/27/25 .. 843 860
991727056.UG.FTS.B, 29.49%, 1/27/25 .. 1,164 1,176
991728566.UG.FTS.B, 29.49%, 1/27/25 .. 243 249
991728654.UG.FTS.B, 29.49%, 1/27/25 .. 104 14
991729561.UG.FTS.B, 29.49%, 1/27/25 .. 274 277
991729760.UG.FTS.B, 29.49%, 1/27/25 .. 42 43
991730240.UG.FTS.B, 29.49%, 1/27/25 .. 314 322
991731570.UG.FTS.B, 29.49%, 1/27/25 .. 98 98
991731887.UG.FTS.B, 29.49%, 1/27/25 .. 33 34
991732661.UG.FTS.B, 29.49%, 1/27/25 .. 114 117
991737584.UG.FTS.B, 29.49%, 1/27/25 .. 120 123
991739361.UG.FTS.B, 29.49%, 1/27/25 .. 85 87
991740591.UG.FTS.B, 29.49%, 1/27/25 .. 947 971
991742966.UG.FTS.B, 29.49%, 1/27/25 .. 696 694
991743785.UG.FTS.B, 29.49%, 1/27/25 .. 152 156
991747094.UG.FTS.B, 29.49%, 1/27/25 .. 46 47
991747252.UG.FTS.B, 29.49%, 1/27/25 .. 286 39
991747625.UG.FTS.B, 29.49%, 1/27/25 .. 21 21
991747954.UG.FTS.B, 29.49%, 1/27/25 .. 12 12
991749269.UG.FTS.B, 29.49%, 1/27/25 .. 362 370
991749414.UG.FTS.B, 29.49%, 1/27/25 .. 170 175
991749510.UG.FTS.B, 29.49%, 1/27/25 .. 281 284
991750553.UG.FTS.B, 29.49%, 1/27/25 .. 252 255
991752239.UG.FTS.B, 29.49%, 1/27/25 .. 453 465
991752832.UG.FTS.B, 29.49%, 1/27/25 .. 345 343
991753656.UG.FTS.B, 29.49%, 1/27/25 .. 57 58
991754719.UG.FTS.B, 29.49%, 1/27/25 .. 232 238
991754815.UG.FTS.B, 29.49%, 1/27/25 .. 96 98
991756435.UG.FTS.B, 29.49%, 1/27/25 .. 500 513
991757095.UG.FTS.B, 29.49%, 1/27/25 .. 293 304
991759684.UG.FTS.B, 29.49%, 1/27/25 .. 1,397 1,420
991761682.UG.FTS.B, 29.49%, 1/27/25 .. 10 10
991765894.UG.FTS.B, 29.49%, 1/27/25 .. 90 92
991766642.UG.FTS.B, 29.49%, 1/27/25 .. 121 16
991767303.UG.FTS.B, 29.49%, 1/27/25 .. 8 8
991770465.UG.FTS.B, 29.49%, 1/27/25 .. 119 122
991774020.UG.FTS.B, 29.49%, 1/27/25 .. 472 480
991775557.UG.FTS.B, 29.49%, 1/27/25 .. 590 592
991777410.UG.FTS.B, 29.49%, 1/27/25 .. 71 72
991779873.UG.FTS.B, 29.49%, 1/27/25 .. 13 13
991780499.UG.FTS.B, 29.49%, 1/27/25 .. 464 472
991780894.UG.FTS.B, 29.49%, 1/27/25 .. 22 22
991781410.UG.FTS.B, 29.49%, 1/27/25 .. 117 119
991782255.UG.FTS.B, 29.49%, 1/27/25 .. 58 59
991783368.UG.FTS.B, 29.49%, 1/27/25 .. 47 48
991783887.UG.FTS.B, 29.49%, 1/27/25 .. 184 184
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991784000.UG.FTS.B, 29.49%, 1/27/25 .. $ 217 $ 221
991784692.UG.FTS.B, 29.49%, 1/27/25 .. 13 13
991787997.UG.FTS.B, 29.49%, 1/27/25 .. 9 9
991788344.UG.FTS.B, 29.49%, 1/27/25 .. 88 90
991789542.UG.FTS.B, 29.49%, 1/27/25 .. 82 84
991789576.UG.FTS.B, 29.49%, 1/27/25 .. 96 98
991792084.UG.FTS.B, 29.49%, 1/27/25 .. 306 307
991792296.UG.FTS.B, 29.49%, 1/27/25 .. 942 958
991792533.UG.FTS.B, 29.49%, 1/27/25 .. 900 896
991793044.UG.FTS.B, 29.49%, 1/27/25 .. 787 798
991793218.UG.FTS.B, 29.49%, 1/27/25 .. 472 473
991793228.UG.FTS.B, 29.49%, 1/27/25 .. 142 143
991793271.UG.FTS.B, 29.49%, 1/27/25 .. 283 288
991793324.UG.FTS.B, 29.49%, 1/27/25 .. 184 185
991793360.UG.FTS.B, 29.49%, 1/27/25 .. 471 476
991793422.UG.FTS.B, 29.49%, 1/27/25 .. 179 181
991794872.UG.FTS.B, 29.49%, 1/27/25 .. – –
991798454.UG.FTS.B, 29.49%, 1/27/25 .. 65 65
991800672.UG.FTS.B, 29.49%, 1/27/25 .. 135 138
991802443.UG.FTS.B, 29.49%, 1/27/25 .. 377 381
991803603.UG.FTS.B, 29.49%, 1/27/25 .. 1,199 1,211
991804585.UG.FTS.B, 29.49%, 1/27/25 .. 77 78
991807085.UG.FTS.B, 29.49%, 1/27/25 .. 73 74
991810829.UG.FTS.B, 29.49%, 1/27/25 .. 92 94
991812381.UG.FTS.B, 29.49%, 1/27/25 .. 161 163
991814263.UG.FTS.B, 29.49%, 1/27/25 .. 55 56
991814678.UG.FTS.B, 29.49%, 1/27/25 .. 131 132
991822092.UG.FTS.B, 29.49%, 1/27/25 .. 127 128
991828515.UG.FTS.B, 29.49%, 1/27/25 .. 31 32
991828600.UG.FTS.B, 29.49%, 1/27/25 .. 111 113
991829288.UG.FTS.B, 29.49%, 1/27/25 .. – –
991832224.UG.FTS.B, 29.49%, 1/27/25 .. 83 85
991833226.UG.FTS.B, 29.49%, 1/27/25 .. 2,819 2,866
991836282.UG.FTS.B, 29.49%, 1/27/25 .. 4,765 4,776
991689747.UG.FTS.B, 14%, 1/28/25 ..... 513 524
991603212.UG.FTS.B, 14.98%, 1/28/25 .. 262 270
991604056.UG.FTS.B, 14.98%, 1/28/25 .. 240 241
991603028.UG.FTS.B, 15%, 1/28/25 ..... 492 497
991633143.UG.FTS.B, 15%, 1/28/25 ..... 47 48
991791316.UG.FTS.B, 15%, 1/28/25 ..... 2,469 2,525
991606397.UG.FTS.B, 15.97%, 1/28/25 .. 588 605
991606845.UG.FTS.B, 15.97%, 1/28/25 .. 184 189
991619717.UG.FTS.B, 15.97%, 1/28/25 .. 368 379
991709724.UG.FTS.B, 15.97%, 1/28/25 .. 46 47
991791151.UG.FTS.B, 15.97%, 1/28/25 .. 670 674
991800530.UG.FTS.B, 15.97%, 1/28/25 .. 715 732
991838313.UG.FTS.B, 15.97%, 1/28/25 .. 1,713 1,754
991610101.UG.FTS.B, 16.99%, 1/28/25 .. 2,000 1,242
991617374.UG.FTS.B, 16.99%, 1/28/25 .. 3,300 3,396
991638172.UG.FTS.B, 16.99%, 1/28/25 .. 236 243
991748718.UG.FTS.B, 16.99%, 1/28/25 .. 1,870 1,925
991766525.UG.FTS.B, 16.99%, 1/28/25 .. 141 144
991799999.UG.FTS.B, 16.99%, 1/28/25 .. 120 124
991854471.UG.FTS.B, 16.99%, 1/28/25 .. 7,892 8,076
991603631.UG.FTS.B, 17.99%, 1/28/25 .. 596 619
991613370.UG.FTS.B, 17.99%, 1/28/25 .. 332 342
991621866.UG.FTS.B, 17.99%, 1/28/25 .. 161 165
991661885.UG.FTS.B, 17.99%, 1/28/25 .. 38 39

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991716911.UG.FTS.B, 17.99%, 1/28/25 .. $ 605 $ 622
991720766.UG.FTS.B, 17.99%, 1/28/25 .. 938 965
991727531.UG.FTS.B, 17.99%, 1/28/25 .. 174 178
991809155.UG.FTS.B, 17.99%, 1/28/25 .. 950 971
991843689.UG.FTS.B, 17.99%, 1/28/25 .. 6,523 6,669
991613901.UG.FTS.B, 18.97%, 1/28/25 .. 4,280 4,333
991701412.UG.FTS.B, 19.21%, 1/28/25 .. 366 374
991605066.UG.FTS.B, 19.8%, 1/28/25 ... 896 920
991692051.UG.FTS.B, 20.46%, 1/28/25 .. 495 504
991653436.UG.FTS.B, 20.97%, 1/28/25 .. 1,060 1,075
991622578.UG.FTS.B, 22.97%, 1/28/25 .. 239 241
991614133.UG.FTS.B, 14.98%, 1/29/25 .. 773 790
991621915.UG.FTS.B, 14.98%, 1/29/25 .. 403 415
991627095.UG.FTS.B, 14.98%, 1/29/25 .. 9,397 9,678
991647560.UG.FTS.B, 14.98%, 1/29/25 .. 1,644 1,692
991671798.UG.FTS.B, 14.98%, 1/29/25 .. 184 189
991813450.UG.FTS.B, 14.98%, 1/29/25 .. 652 667
991864236.UG.FTS.B, 14.98%, 1/29/25 .. 9,286 9,501
991669610.UG.FTS.B, 15.97%, 1/29/25 .. 595 613
991716164.UG.FTS.B, 15.97%, 1/29/25 .. 491 506
991717732.UG.FTS.B, 15.97%, 1/29/25 .. 158 163
991733949.UG.FTS.B, 15.97%, 1/29/25 .. 209 214
991740210.UG.FTS.B, 15.97%, 1/29/25 .. 4,287 4,416
991811428.UG.FTS.B, 15.97%, 1/29/25 .. 280 286
991670873.UG.FTS.B, 16.99%, 1/29/25 .. 259 267
991748418.UG.FTS.B, 16.99%, 1/29/25 .. 3,241 3,333
991632718.UG.FTS.B, 17.99%, 1/29/25 .. 124 128
991669723.UG.FTS.B, 17.99%, 1/29/25 .. 254 262
991688664.UG.FTS.B, 17.99%, 1/29/25 .. 545 561
991842042.UG.FTS.B, 17.99%, 1/29/25 .. 2,137 2,180
991619308.UG.FTS.B, 18.97%, 1/29/25 .. 1,957 2,013
991654581.UG.FTS.B, 18.97%, 1/29/25 .. 375 386
991667776.UG.FTS.B, 18.97%, 1/29/25 .. 1,701 1,749
991623640.UG.FTS.B, 19.21%, 1/29/25 .. 566 582
991628531.UG.FTS.B, 19.21%, 1/29/25 .. 99 102
991667796.UG.FTS.B, 19.21%, 1/29/25 .. 372 380
991612495.UG.FTS.B, 19.8%, 1/29/25 ... 417 428
991629575.UG.FTS.B, 20.46%, 1/29/25 .. 620 636
991630563.UG.FTS.B, 20.46%, 1/29/25 .. 347 357
991682711.UG.FTS.B, 20.97%, 1/29/25 .. 3,758 3,857
991614428.UG.FTS.B, 21.46%, 1/29/25 .. 3,771 3,866
991612595.UG.FTS.B, 21.98%, 1/29/25 .. 1,288 1,321
991613877.UG.FTS.B, 21.98%, 1/29/25 .. 601 613
991631756.UG.FTS.B, 21.98%, 1/29/25 .. 74 76
991693755.UG.FTS.B, 21.98%, 1/29/25 .. 35 35
991666414.UG.FTS.B, 14.98%, 1/30/25 .. 1,871 1,927
991681003.UG.FTS.B, 14.98%, 1/30/25 .. 850 875
991748200.UG.FTS.B, 14.98%, 1/30/25 .. 182 188
991633765.UG.FTS.B, 15%, 1/30/25 ..... 1,312 1,351
991686296.UG.FTS.B, 15%, 1/30/25 ..... 41 42
991703656.UG.FTS.B, 15.97%, 1/30/25 .. 1,317 1,334
991743859.UG.FTS.B, 15.97%, 1/30/25 .. 18 18
991747700.UG.FTS.B, 16.99%, 1/30/25 .. 11 11
991871721.UG.FTS.B, 16.99%, 1/30/25 .. 248 252
991624393.UG.FTS.B, 17.99%, 1/30/25 .. 450 461
991633280.UG.FTS.B, 17.99%, 1/30/25 .. 17 17
991654400.UG.FTS.B, 17.99%, 1/30/25 .. 2,277 2,319
991673213.UG.FTS.B, 17.99%, 1/30/25 .. 1,923 1,979
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991710060.UG.FTS.B, 17.99%, 1/30/25 .. $ 221 $ 228
991775041.UG.FTS.B, 17.99%, 1/30/25 .. 1,585 1,630
991783304.UG.FTS.B, 17.99%, 1/30/25 .. 936 963
991788920.UG.FTS.B, 17.99%, 1/30/25 .. 373 384
991627597.UG.FTS.B, 18.97%, 1/30/25 .. 398 405
991673375.UG.FTS.B, 18.97%, 1/30/25 .. 189 194
991659016.UG.FTS.B, 19.21%, 1/30/25 .. 204 208
991651806.UG.FTS.B, 19.8%, 1/30/25 ... 202 207
991685892.UG.FTS.B, 20.46%, 1/30/25 .. 307 315
991705436.UG.FTS.B, 20.46%, 1/30/25 .. 342 354
991659919.UG.FTS.B, 20.97%, 1/30/25 .. 151 155
991706022.UG.FTS.B, 20.97%, 1/30/25 .. 148 152
991619303.UG.FTS.B, 21.46%, 1/30/25 .. 182 187
991632156.UG.FTS.B, 21.46%, 1/30/25 .. 106 108
991623550.UG.FTS.B, 21.98%, 1/30/25 .. 1,007 1,014
991625186.UG.FTS.B, 21.98%, 1/30/25 .. 859 867
991666898.UG.FTS.B, 21.98%, 1/30/25 .. 86 88
991620571.UG.FTS.B, 22.97%, 1/30/25 .. 634 637
991684639.UG.FTS.B, 14.97%, 1/31/25 .. 306 316
991832705.UG.FTS.B, 14.97%, 1/31/25 .. 286 294
991685973.UG.FTS.B, 14.98%, 1/31/25 .. 1,506 1,541
991718191.UG.FTS.B, 14.98%, 1/31/25 .. 480 496
991726744.UG.FTS.B, 14.98%, 1/31/25 .. 348 358
991754932.UG.FTS.B, 14.98%, 1/31/25 .. 171 174
991773840.UG.FTS.B, 14.98%, 1/31/25 .. 955 983
991831913.UG.FTS.B, 14.98%, 1/31/25 .. 105 108
991851449.UG.FTS.B, 14.98%, 1/31/25 .. 90 93
991646701.UG.FTS.B, 15%, 1/31/25 ..... 804 824
991659852.UG.FTS.B, 15%, 1/31/25 ..... 1,277 1,304
991692599.UG.FTS.B, 15%, 1/31/25 ..... 2,928 2,972
991805365.UG.FTS.B, 15%, 1/31/25 ..... 554 563
991853717.UG.FTS.B, 15%, 1/31/25 ..... 1,430 1,467
991863517.UG.FTS.B, 15%, 1/31/25 ..... 1,146 1,158
991870576.UG.FTS.B, 15%, 1/31/25 ..... 45 47
991638888.UG.FTS.B, 15.97%, 1/31/25 .. 140 145
991643298.UG.FTS.B, 15.97%, 1/31/25 .. 389 401
991649795.UG.FTS.B, 15.97%, 1/31/25 .. 502 505
991653361.UG.FTS.B, 15.97%, 1/31/25 .. 507 518
991666372.UG.FTS.B, 15.97%, 1/31/25 .. 9,635 9,955
991746713.UG.FTS.B, 15.97%, 1/31/25 .. 344 354
991754483.UG.FTS.B, 15.97%, 1/31/25 .. 282 291
991755429.UG.FTS.B, 15.97%, 1/31/25 .. 46 47
991757099.UG.FTS.B, 15.97%, 1/31/25 .. 144 148
991809317.UG.FTS.B, 15.97%, 1/31/25 .. 2,615 2,669
991815664.UG.FTS.B, 15.97%, 1/31/25 .. 613 630
991852833.UG.FTS.B, 15.97%, 1/31/25 .. 11 11
991711633.UG.FTS.B, 15.99%, 1/31/25 .. 264 272
991740681.UG.FTS.B, 15.99%, 1/31/25 .. 1,528 1,568
991638718.UG.FTS.B, 16.99%, 1/31/25 .. 404 416
991642283.UG.FTS.B, 16.99%, 1/31/25 .. 208 214
991662857.UG.FTS.B, 16.99%, 1/31/25 .. 3,897 3,979
991664156.UG.FTS.B, 16.99%, 1/31/25 .. 11 11
991704534.UG.FTS.B, 16.99%, 1/31/25 .. 1,161 1,195
991753549.UG.FTS.B, 16.99%, 1/31/25 .. 291 301
991757606.UG.FTS.B, 16.99%, 1/31/25 .. 467 482
991762445.UG.FTS.B, 16.99%, 1/31/25 .. 82 84
991784043.UG.FTS.B, 16.99%, 1/31/25 .. 266 272
991805820.UG.FTS.B, 16.99%, 1/31/25 .. 118 121

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
150
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991814268.UG.FTS.B, 16.99%, 1/31/25 .. $ 42 $ 43
991836242.UG.FTS.B, 16.99%, 1/31/25 .. 4,773 4,885
991852492.UG.FTS.B, 16.99%, 1/31/25 .. 191 196
991856848.UG.FTS.B, 16.99%, 1/31/25 .. 204 209
991863029.UG.FTS.B, 16.99%, 1/31/25 .. 23 23
991675482.UG.FTS.B, 17.97%, 1/31/25 .. 575 593
991814971.UG.FTS.B, 17.97%, 1/31/25 .. 14 15
991628020.UG.FTS.B, 17.99%, 1/31/25 .. 945 973
991628247.UG.FTS.B, 17.99%, 1/31/25 .. 793 96
991636165.UG.FTS.B, 17.99%, 1/31/25 .. 646 665
991640620.UG.FTS.B, 17.99%, 1/31/25 .. 756 778
991642242.UG.FTS.B, 17.99%, 1/31/25 .. 195 201
991646047.UG.FTS.B, 17.99%, 1/31/25 .. 1,475 1,518
991649852.UG.FTS.B, 17.99%, 1/31/25 .. 188 194
991651359.UG.FTS.B, 17.99%, 1/31/25 .. 298 308
991659616.UG.FTS.B, 17.99%, 1/31/25 .. 664 674
991664214.UG.FTS.B, 17.99%, 1/31/25 .. 236 241
991682270.UG.FTS.B, 17.99%, 1/31/25 .. 272 280
991696738.UG.FTS.B, 17.99%, 1/31/25 .. 147 152
991698361.UG.FTS.B, 17.99%, 1/31/25 .. 154 159
991699400.UG.FTS.B, 17.99%, 1/31/25 .. 251 259
991706638.UG.FTS.B, 17.99%, 1/31/25 .. 220 42
991709244.UG.FTS.B, 17.99%, 1/31/25 .. 144 148
991711488.UG.FTS.B, 17.99%, 1/31/25 .. 427 440
991712841.UG.FTS.B, 17.99%, 1/31/25 .. 595 614
991713828.UG.FTS.B, 17.99%, 1/31/25 .. 6,010 6,185
991740606.UG.FTS.B, 17.99%, 1/31/25 .. 192 198
991743801.UG.FTS.B, 17.99%, 1/31/25 .. 840 865
991748611.UG.FTS.B, 17.99%, 1/31/25 .. 480 496
991754758.UG.FTS.B, 17.99%, 1/31/25 .. 1,344 1,388
991759257.UG.FTS.B, 17.99%, 1/31/25 .. 149 154
991772768.UG.FTS.B, 17.99%, 1/31/25 .. 144 148
991822192.UG.FTS.B, 17.99%, 1/31/25 .. 1,584 1,625
991871878.UG.FTS.B, 17.99%, 1/31/25 .. 336 339
991878484.UG.FTS.B, 17.99%, 1/31/25 .. 12 12
991635799.UG.FTS.B, 18.97%, 1/31/25 .. 1,114 1,146
991641148.UG.FTS.B, 18.97%, 1/31/25 .. 574 591
991646069.UG.FTS.B, 18.97%, 1/31/25 .. 284 293
991693691.UG.FTS.B, 18.97%, 1/31/25 .. 722 742
991702370.UG.FTS.B, 18.97%, 1/31/25 .. 192 123
991704685.UG.FTS.B, 18.97%, 1/31/25 .. 46 48
991705454.UG.FTS.B, 18.97%, 1/31/25 .. 1,196 1,234
991639577.UG.FTS.B, 19.21%, 1/31/25 .. 300 309
991642378.UG.FTS.B, 19.21%, 1/31/25 .. 59 61
991654842.UG.FTS.B, 19.21%, 1/31/25 .. 256 265
991660673.UG.FTS.B, 19.21%, 1/31/25 .. 1,223 1,259
991684344.UG.FTS.B, 19.21%, 1/31/25 .. 415 427
991696599.UG.FTS.B, 19.21%, 1/31/25 .. 204 211
991663410.UG.FTS.B, 19.8%, 1/31/25 ... 3,762 3,850
991666877.UG.FTS.B, 19.8%, 1/31/25 ... 104 107
991708296.UG.FTS.B, 19.8%, 1/31/25 ... 367 378
991641898.UG.FTS.B, 20.46%, 1/31/25 .. 104 104
991642374.UG.FTS.B, 20.46%, 1/31/25 .. 69 70
991655586.UG.FTS.B, 20.46%, 1/31/25 .. 580 598
991648537.UG.FTS.B, 20.97%, 1/31/25 .. 218 225
991653526.UG.FTS.B, 20.97%, 1/31/25 .. 444 457
991653644.UG.FTS.B, 20.97%, 1/31/25 .. 6 6
991661887.UG.FTS.B, 20.97%, 1/31/25 .. 247 255
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991683502.UG.FTS.B, 20.97%, 1/31/25 .. $ 523 $ 538
991630777.UG.FTS.B, 21.46%, 1/31/25 .. 546 560
991656715.UG.FTS.B, 21.46%, 1/31/25 .. 2,910 2,997
991693835.UG.FTS.B, 21.46%, 1/31/25 .. 871 897
991702530.UG.FTS.B, 21.46%, 1/31/25 .. 14 15
991705447.UG.FTS.B, 21.46%, 1/31/25 .. 37 37
991672382.UG.FTS.B, 21.97%, 1/31/25 .. 7,126 7,306
991697711.UG.FTS.B, 21.98%, 1/31/25 .. 30 30
991704918.UG.FTS.B, 21.98%, 1/31/25 .. 391 399
991707602.UG.FTS.B, 21.98%, 1/31/25 .. 1,109 1,131
991648500.UG.FTS.B, 23.95%, 1/31/25 .. 1,060 1,074
991661661.UG.FTS.B, 23.95%, 1/31/25 .. 281 291
991667507.UG.FTS.B, 23.95%, 1/31/25 .. 247 251
991799359.UG.FTS.B, 14%, 2/01/25 ..... 84 85
991883831.UG.FTS.B, 14%, 2/01/25 ..... 289 290
991745640.UG.FTS.B, 14.97%, 2/01/25 .. 549 564
991833353.UG.FTS.B, 14.98%, 2/01/25 .. 731 749
991836618.UG.FTS.B, 15%, 2/01/25 ..... 1,207 1,234
991680366.UG.FTS.B, 15.97%, 2/01/25 .. 4,047 4,153
991684676.UG.FTS.B, 15.97%, 2/01/25 .. 4 4
991699125.UG.FTS.B, 15.97%, 2/01/25 .. 351 357
991656115.UG.FTS.B, 15.99%, 2/01/25 .. 964 989
991666265.UG.FTS.B, 16.99%, 2/01/25 .. 781 799
991722252.UG.FTS.B, 16.99%, 2/01/25 .. 770 789
991801511.UG.FTS.B, 16.99%, 2/01/25 .. 287 295
991660996.UG.FTS.B, 17.97%, 2/01/25 .. 540 37
991668427.UG.FTS.B, 17.97%, 2/01/25 .. 632 641
991716411.UG.FTS.B, 17.99%, 2/01/25 .. 87 87
991761791.UG.FTS.B, 17.99%, 2/01/25 .. 997 1,022
991817210.UG.FTS.B, 17.99%, 2/01/25 .. 1,549 1,582
991854741.UG.FTS.B, 17.99%, 2/01/25 .. 798 806
991657231.UG.FTS.B, 13.97%, 2/02/25 .. 5,776 5,948
991655483.UG.FTS.B, 14%, 2/02/25 ..... 11,503 11,837
991693291.UG.FTS.B, 14%, 2/02/25 ..... 231 237
991724492.UG.FTS.B, 14%, 2/02/25 ..... 133 136
991725692.UG.FTS.B, 14%, 2/02/25 ..... 334 342
991771266.UG.FTS.B, 14%, 2/02/25 ..... 208 213
991834440.UG.FTS.B, 14%, 2/02/25 ..... 334 343
991651238.UG.FTS.B, 14.97%, 2/02/25 .. 30 31
991681763.UG.FTS.B, 14.97%, 2/02/25 .. 364 374
991687949.UG.FTS.B, 14.98%, 2/02/25 .. 339 347
991711178.UG.FTS.B, 14.98%, 2/02/25 .. 7 7
991658184.UG.FTS.B, 15%, 2/02/25 ..... 4,532 4,665
991681442.UG.FTS.B, 15%, 2/02/25 ..... 88 90
991773277.UG.FTS.B, 15%, 2/02/25 ..... 957 982
991651569.UG.FTS.B, 15.97%, 2/02/25 .. 3 3
991670102.UG.FTS.B, 15.97%, 2/02/25 .. 745 765
991670480.UG.FTS.B, 15.97%, 2/02/25 .. 72 73
991705627.UG.FTS.B, 15.97%, 2/02/25 .. 1,161 1,192
991712581.UG.FTS.B, 15.97%, 2/02/25 .. 124 127
991760625.UG.FTS.B, 15.97%, 2/02/25 .. 380 390
991763118.UG.FTS.B, 15.97%, 2/02/25 .. 829 853
991783832.UG.FTS.B, 15.97%, 2/02/25 .. 289 298
991848002.UG.FTS.B, 15.97%, 2/02/25 .. 107 109
991884423.UG.FTS.B, 15.97%, 2/02/25 .. – –
991655255.UG.FTS.B, 15.99%, 2/02/25 .. 6,753 6,932
991849575.UG.FTS.B, 15.99%, 2/02/25 .. 100 103
991650925.UG.FTS.B, 16.99%, 2/02/25 .. 434 444

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
151
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991666008.UG.FTS.B, 16.99%, 2/02/25 .. $ 628 $ 644
991676165.UG.FTS.B, 16.99%, 2/02/25 .. 309 317
991679270.UG.FTS.B, 16.99%, 2/02/25 .. 361 370
991689542.UG.FTS.B, 16.99%, 2/02/25 .. 706 724
991719739.UG.FTS.B, 16.99%, 2/02/25 .. 2,950 3,026
991781369.UG.FTS.B, 16.99%, 2/02/25 .. 930 954
991793383.UG.FTS.B, 16.99%, 2/02/25 .. 4,795 4,917
991803768.UG.FTS.B, 16.99%, 2/02/25 .. 434 441
991844255.UG.FTS.B, 16.99%, 2/02/25 .. 4,782 4,906
991867793.UG.FTS.B, 16.99%, 2/02/25 .. 48 49
991868233.UG.FTS.B, 16.99%, 2/02/25 .. 3,690 3,761
991871017.UG.FTS.B, 16.99%, 2/02/25 .. 1,528 1,557
991667408.UG.FTS.B, 17.97%, 2/02/25 .. 194 199
991682242.UG.FTS.B, 17.97%, 2/02/25 .. 433 443
991689544.UG.FTS.B, 17.97%, 2/02/25 .. 162 166
991709632.UG.FTS.B, 17.97%, 2/02/25 .. 9 9
991657130.UG.FTS.B, 17.99%, 2/02/25 .. 109 112
991671206.UG.FTS.B, 17.99%, 2/02/25 .. 969 983
991683457.UG.FTS.B, 17.99%, 2/02/25 .. 390 239
991688111.UG.FTS.B, 17.99%, 2/02/25 .. 43 43
991719523.UG.FTS.B, 17.99%, 2/02/25 .. 1,017 1,043
991731323.UG.FTS.B, 17.99%, 2/02/25 .. 397 407
991754202.UG.FTS.B, 17.99%, 2/02/25 .. 1,408 1,449
991788137.UG.FTS.B, 17.99%, 2/02/25 .. 397 408
991817155.UG.FTS.B, 17.99%, 2/02/25 .. 8 8
991869051.UG.FTS.B, 17.99%, 2/02/25 .. 3 3
991880297.UG.FTS.B, 17.99%, 2/02/25 .. 470 479
991878726.UG.FTS.B, 14.98%, 2/03/25 .. 652 665
991676136.UG.FTS.B, 16.99%, 2/03/25 .. 593 605
991886549.UG.FTS.B, 16.99%, 2/03/25 .. 103 106
991907914.UG.FTS.B, 17.99%, 2/03/25 .. 191 194
991861030.UG.FTS.B, 19.21%, 2/03/25 .. 485 487
991918906.UG.FTS.B, 19.21%, 2/03/25 .. 5,248 5,340
991689885.UG.FTS.B, 19.99%, 2/03/25 .. 812 830
991696135.UG.FTS.B, 19.99%, 2/03/25 .. 189 192
991714434.UG.FTS.B, 19.99%, 2/03/25 .. 493 503
991714848.UG.FTS.B, 19.99%, 2/03/25 .. 176 179
991717613.UG.FTS.B, 19.99%, 2/03/25 .. 719 710
991747696.UG.FTS.B, 19.99%, 2/03/25 .. 535 547
991826636.UG.FTS.B, 19.99%, 2/03/25 .. 900 907
991859515.UG.FTS.B, 19.99%, 2/03/25 .. 330 335
991913936.UG.FTS.B, 21.46%, 2/03/25 .. 257 260
991914992.UG.FTS.B, 21.97%, 2/03/25 .. 88 90
991702146.UG.FTS.B, 21.98%, 2/03/25 .. 474 91
991885990.UG.FTS.B, 21.98%, 2/03/25 .. 163 165
991677982.UG.FTS.B, 22.97%, 2/03/25 .. 314 312
991918682.UG.FTS.B, 22.97%, 2/03/25 .. 2,125 2,148
991705607.UG.FTS.B, 23.95%, 2/03/25 .. 963 963
991676444.UG.FTS.B, 26.94%, 2/03/25 .. 114 116
991684537.UG.FTS.B, 27.99%, 2/03/25 .. 200 204
991709780.UG.FTS.B, 27.99%, 2/03/25 .. 260 266
991744807.UG.FTS.B, 27.99%, 2/03/25 .. 245 250
991680701.UG.FTS.B, 28.98%, 2/03/25 .. 314 320
991680912.UG.FTS.B, 28.98%, 2/03/25 .. 280 58
991686623.UG.FTS.B, 28.98%, 2/03/25 .. 3,247 3,319
991688155.UG.FTS.B, 28.98%, 2/03/25 .. 458 468
991694975.UG.FTS.B, 28.98%, 2/03/25 .. 2,176 2,221
991699673.UG.FTS.B, 28.98%, 2/03/25 .. 245 248
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991700745.UG.FTS.B, 28.98%, 2/03/25 .. $ 4,922 $ 5,014
991702438.UG.FTS.B, 28.98%, 2/03/25 .. 0 0
991704352.UG.FTS.B, 28.98%, 2/03/25 .. 462 471
991705757.UG.FTS.B, 28.98%, 2/03/25 .. 2,421 2,472
991707660.UG.FTS.B, 28.98%, 2/03/25 .. 156 32
991708472.UG.FTS.B, 28.98%, 2/03/25 .. 101 103
991712501.UG.FTS.B, 28.98%, 2/03/25 .. 179 182
991713283.UG.FTS.B, 28.98%, 2/03/25 .. 343 339
991713626.UG.FTS.B, 28.98%, 2/03/25 .. 243 248
991715244.UG.FTS.B, 28.98%, 2/03/25 .. 206 210
991716236.UG.FTS.B, 28.98%, 2/03/25 .. 153 156
991716314.UG.FTS.B, 28.98%, 2/03/25 .. 2,262 2,304
991717783.UG.FTS.B, 28.98%, 2/03/25 .. 66 67
991720594.UG.FTS.B, 28.98%, 2/03/25 .. 545 550
991726591.UG.FTS.B, 28.98%, 2/03/25 .. 249 250
991743871.UG.FTS.B, 28.98%, 2/03/25 .. 329 337
991771151.UG.FTS.B, 28.98%, 2/03/25 .. 635 130
991777700.UG.FTS.B, 28.98%, 2/03/25 .. 1,024 1,033
991813632.UG.FTS.B, 28.98%, 2/03/25 .. 85 84
991826762.UG.FTS.B, 28.98%, 2/03/25 .. 124 126
991827774.UG.FTS.B, 28.98%, 2/03/25 .. 82 83
991881261.UG.FTS.B, 28.98%, 2/03/25 .. 54 54
991882827.UG.FTS.B, 28.98%, 2/03/25 .. 224 227
991893092.UG.FTS.B, 28.98%, 2/03/25 .. 213 215
991910619.UG.FTS.B, 28.98%, 2/03/25 .. 551 556
991911258.UG.FTS.B, 28.98%, 2/03/25 .. 121 122
991911288.UG.FTS.B, 28.98%, 2/03/25 .. 104 106
991911379.UG.FTS.B, 28.98%, 2/03/25 .. 41 35
991915303.UG.FTS.B, 28.98%, 2/03/25 .. 51 52
991916599.UG.FTS.B, 28.98%, 2/03/25 .. 117 118
991917507.UG.FTS.B, 28.98%, 2/03/25 .. 0 0
991660241.UG.FTS.B, 29.49%, 2/03/25 .. 749 759
991675513.UG.FTS.B, 29.49%, 2/03/25 .. 42 41
991675854.UG.FTS.B, 29.49%, 2/03/25 .. 288 294
991676586.UG.FTS.B, 29.49%, 2/03/25 .. 243 245
991678045.UG.FTS.B, 29.49%, 2/03/25 .. 1 1
991678160.UG.FTS.B, 29.49%, 2/03/25 .. 47 48
991678637.UG.FTS.B, 29.49%, 2/03/25 .. 218 221
991678902.UG.FTS.B, 29.49%, 2/03/25 .. 1,271 1,294
991679875.UG.FTS.B, 29.49%, 2/03/25 .. 148 151
991679959.UG.FTS.B, 29.49%, 2/03/25 .. 278 59
991689327.UG.FTS.B, 29.49%, 2/03/25 .. 757 771
991701194.UG.FTS.B, 29.49%, 2/03/25 .. 101 99
991703345.UG.FTS.B, 29.49%, 2/03/25 .. 457 466
991711271.UG.FTS.B, 29.49%, 2/03/25 .. 45 7
991711847.UG.FTS.B, 29.49%, 2/03/25 .. 860 847
991712984.UG.FTS.B, 29.49%, 2/03/25 .. 36 36
991714666.UG.FTS.B, 29.49%, 2/03/25 .. 55 56
991716229.UG.FTS.B, 29.49%, 2/03/25 .. 20 20
991722488.UG.FTS.B, 29.49%, 2/03/25 .. 240 244
991742223.UG.FTS.B, 29.49%, 2/03/25 .. 74 74
991743632.UG.FTS.B, 29.49%, 2/03/25 .. 209 212
991747483.UG.FTS.B, 29.49%, 2/03/25 .. 763 753
991748169.UG.FTS.B, 29.49%, 2/03/25 .. 224 225
991749363.UG.FTS.B, 29.49%, 2/03/25 .. 169 36
991756506.UG.FTS.B, 29.49%, 2/03/25 .. 178 181
991763055.UG.FTS.B, 29.49%, 2/03/25 .. 197 201
991769654.UG.FTS.B, 29.49%, 2/03/25 .. 82 82

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
152
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991770245.UG.FTS.B, 29.49%, 2/03/25 .. $ 528 $ 536
991795655.UG.FTS.B, 29.49%, 2/03/25 .. 68 69
991803788.UG.FTS.B, 29.49%, 2/03/25 .. 70 71
991805657.UG.FTS.B, 29.49%, 2/03/25 .. 529 530
991821197.UG.FTS.B, 29.49%, 2/03/25 .. 50 16
991851637.UG.FTS.B, 29.49%, 2/03/25 .. 11 11
991852488.UG.FTS.B, 29.49%, 2/03/25 .. 165 165
991864584.UG.FTS.B, 29.49%, 2/03/25 .. 141 141
991877485.UG.FTS.B, 29.49%, 2/03/25 .. 158 158
991883418.UG.FTS.B, 29.49%, 2/03/25 .. 170 172
991891229.UG.FTS.B, 29.49%, 2/03/25 .. 38 38
991902227.UG.FTS.B, 29.49%, 2/03/25 .. 415 50
991909211.UG.FTS.B, 29.49%, 2/03/25 .. 47 47
991909621.UG.FTS.B, 29.49%, 2/03/25 .. 41 40
991910732.UG.FTS.B, 29.49%, 2/03/25 .. 81 79
991911804.UG.FTS.B, 29.49%, 2/03/25 .. 10 6
991912447.UG.FTS.B, 29.49%, 2/03/25 .. 845 852
991912585.UG.FTS.B, 29.49%, 2/03/25 .. 63 64
991916903.UG.FTS.B, 29.49%, 2/03/25 .. 270 270
991917239.UG.FTS.B, 29.49%, 2/03/25 .. 304 307
991917590.UG.FTS.B, 29.49%, 2/03/25 .. 68 69
991918490.UG.FTS.B, 29.49%, 2/03/25 .. 225 227
991694525.UG.FTS.B, 14.98%, 2/04/25 .. 939 964
991775705.UG.FTS.B, 14.98%, 2/04/25 .. 214 220
991871765.UG.FTS.B, 14.98%, 2/04/25 .. 334 343
991692937.UG.FTS.B, 15%, 2/04/25 ..... 224 230
991717885.UG.FTS.B, 15.97%, 2/04/25 .. 1,300 1,336
991728662.UG.FTS.B, 15.97%, 2/04/25 .. 16 16
991772223.UG.FTS.B, 15.97%, 2/04/25 .. 1,440 1,480
991809306.UG.FTS.B, 15.97%, 2/04/25 .. 330 339
991700340.UG.FTS.B, 16.99%, 2/04/25 .. 330 337
991713871.UG.FTS.B, 16.99%, 2/04/25 .. 29 29
991741062.UG.FTS.B, 16.99%, 2/04/25 .. 358 368
991803848.UG.FTS.B, 16.99%, 2/04/25 .. 675 696
991809198.UG.FTS.B, 16.99%, 2/04/25 .. 618 634
991816473.UG.FTS.B, 16.99%, 2/04/25 .. 1,275 1,301
991834171.UG.FTS.B, 16.99%, 2/04/25 .. 9,622 9,915
991800894.UG.FTS.B, 17.97%, 2/04/25 .. 908 932
991761530.UG.FTS.B, 17.99%, 2/04/25 .. 467 480
991807834.UG.FTS.B, 17.99%, 2/04/25 .. 195 200
991863823.UG.FTS.B, 17.99%, 2/04/25 .. 32 31
991752793.UG.FTS.B, 18.97%, 2/04/25 .. 693 701
991729245.UG.FTS.B, 19.8%, 2/04/25 ... 156 160
991685630.UG.FTS.B, 19.99%, 2/04/25 .. 533 538
991696773.UG.FTS.B, 19.99%, 2/04/25 .. 289 289
991732723.UG.FTS.B, 19.99%, 2/04/25 .. 1,117 1,142
991744504.UG.FTS.B, 19.99%, 2/04/25 .. 264 269
991796758.UG.FTS.B, 19.99%, 2/04/25 .. 294 290
991889300.UG.FTS.B, 19.99%, 2/04/25 .. 214 216
991908977.UG.FTS.B, 19.99%, 2/04/25 .. 10 6
991913677.UG.FTS.B, 19.99%, 2/04/25 .. 215 218
991919104.UG.FTS.B, 19.99%, 2/04/25 .. 382 386
991703863.UG.FTS.B, 20.46%, 2/04/25 .. 580 585
991729800.UG.FTS.B, 20.46%, 2/04/25 .. 142 143
991915319.UG.FTS.B, 20.46%, 2/04/25 .. 203 206
991697789.UG.FTS.B, 20.97%, 2/04/25 .. 949 972
991687138.UG.FTS.B, 21.46%, 2/04/25 .. 58 58
991925637.UG.FTS.B, 21.46%, 2/04/25 .. 70 71
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991708493.UG.FTS.B, 21.97%, 2/04/25 .. $ 198 $ 198
991705959.UG.FTS.B, 21.98%, 2/04/25 .. 636 644
991712275.UG.FTS.B, 22.97%, 2/04/25 .. 521 526
991918054.UG.FTS.B, 22.97%, 2/04/25 .. 1,913 1,933
991695448.UG.FTS.B, 25.95%, 2/04/25 .. 307 313
991724012.UG.FTS.B, 27.99%, 2/04/25 .. 256 261
991911625.UG.FTS.B, 27.99%, 2/04/25 .. 1,651 1,664
991687579.UG.FTS.B, 28.98%, 2/04/25 .. 730 152
991688156.UG.FTS.B, 28.98%, 2/04/25 .. 312 314
991689281.UG.FTS.B, 28.98%, 2/04/25 .. 1,374 1,378
991696574.UG.FTS.B, 28.98%, 2/04/25 .. 167 171
991697057.UG.FTS.B, 28.98%, 2/04/25 .. 585 580
991700907.UG.FTS.B, 28.98%, 2/04/25 .. 240 245
991702129.UG.FTS.B, 28.98%, 2/04/25 .. 62 8
991704302.UG.FTS.B, 28.98%, 2/04/25 .. 189 121
991707073.UG.FTS.B, 28.98%, 2/04/25 .. 20 20
991709552.UG.FTS.B, 28.98%, 2/04/25 .. 9 9
991709788.UG.FTS.B, 28.98%, 2/04/25 .. 87 87
991713631.UG.FTS.B, 28.98%, 2/04/25 .. 125 128
991714612.UG.FTS.B, 28.98%, 2/04/25 .. 10 10
991714711.UG.FTS.B, 28.98%, 2/04/25 .. 27 27
991714817.UG.FTS.B, 28.98%, 2/04/25 .. 173 177
991714934.UG.FTS.B, 28.98%, 2/04/25 .. 581 582
991728564.UG.FTS.B, 28.98%, 2/04/25 .. 144 30
991735164.UG.FTS.B, 28.98%, 2/04/25 .. 1,569 1,560
991736129.UG.FTS.B, 28.98%, 2/04/25 .. 121 123
991738402.UG.FTS.B, 28.98%, 2/04/25 .. 101 102
991738710.UG.FTS.B, 28.98%, 2/04/25 .. 252 257
991754102.UG.FTS.B, 28.98%, 2/04/25 .. 43 37
991765630.UG.FTS.B, 28.98%, 2/04/25 .. 101 103
991768945.UG.FTS.B, 28.98%, 2/04/25 .. 134 28
991777966.UG.FTS.B, 28.98%, 2/04/25 .. 64 17
991784708.UG.FTS.B, 28.98%, 2/04/25 .. 217 220
991786787.UG.FTS.B, 28.98%, 2/04/25 .. 194 195
991787733.UG.FTS.B, 28.98%, 2/04/25 .. 120 121
991788826.UG.FTS.B, 28.98%, 2/04/25 .. 643 638
991805373.UG.FTS.B, 28.98%, 2/04/25 .. 145 147
991808487.UG.FTS.B, 28.98%, 2/04/25 .. 533 530
991812064.UG.FTS.B, 28.98%, 2/04/25 .. 55 56
991821966.UG.FTS.B, 28.98%, 2/04/25 .. 138 139
991824710.UG.FTS.B, 28.98%, 2/04/25 .. 831 839
991831192.UG.FTS.B, 28.98%, 2/04/25 .. 87 88
991836806.UG.FTS.B, 28.98%, 2/04/25 .. 138 139
991867830.UG.FTS.B, 28.98%, 2/04/25 .. 62 63
991876641.UG.FTS.B, 28.98%, 2/04/25 .. 121 119
991900572.UG.FTS.B, 28.98%, 2/04/25 .. 125 126
991902574.UG.FTS.B, 28.98%, 2/04/25 .. 603 608
991909297.UG.FTS.B, 28.98%, 2/04/25 .. 226 28
991911859.UG.FTS.B, 28.98%, 2/04/25 .. 124 125
991913016.UG.FTS.B, 28.98%, 2/04/25 .. 18 18
991914147.UG.FTS.B, 28.98%, 2/04/25 .. 234 236
991916161.UG.FTS.B, 28.98%, 2/04/25 .. 55 55
991922928.UG.FTS.B, 28.98%, 2/04/25 .. 230 232
991926669.UG.FTS.B, 28.98%, 2/04/25 .. 94 96
991669669.UG.FTS.B, 29.49%, 2/04/25 .. 3,240 3,270
991684601.UG.FTS.B, 29.49%, 2/04/25 .. 57 58
991685240.UG.FTS.B, 29.49%, 2/04/25 .. 1,599 1,630
991685368.UG.FTS.B, 29.49%, 2/04/25 .. 259 265

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
153
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991686694.UG.FTS.B, 29.49%, 2/04/25 .. $ 214 $ 219
991686783.UG.FTS.B, 29.49%, 2/04/25 .. 109 110
991686979.UG.FTS.B, 29.49%, 2/04/25 .. 807 819
991687371.UG.FTS.B, 29.49%, 2/04/25 .. 227 226
991687443.UG.FTS.B, 29.49%, 2/04/25 .. 51 52
991688237.UG.FTS.B, 29.49%, 2/04/25 .. 15 14
991688627.UG.FTS.B, 29.49%, 2/04/25 .. 391 386
991693725.UG.FTS.B, 29.49%, 2/04/25 .. 442 451
991694653.UG.FTS.B, 29.49%, 2/04/25 .. 665 672
991696658.UG.FTS.B, 29.49%, 2/04/25 .. 80 81
991700247.UG.FTS.B, 29.49%, 2/04/25 .. 257 258
991700295.UG.FTS.B, 29.49%, 2/04/25 .. 523 533
991700897.UG.FTS.B, 29.49%, 2/04/25 .. 75 76
991703156.UG.FTS.B, 29.49%, 2/04/25 .. 306 300
991703311.UG.FTS.B, 29.49%, 2/04/25 .. 212 46
991707526.UG.FTS.B, 29.49%, 2/04/25 .. 922 906
991708261.UG.FTS.B, 29.49%, 2/04/25 .. 796 812
991708603.UG.FTS.B, 29.49%, 2/04/25 .. 331 337
991709190.UG.FTS.B, 29.49%, 2/04/25 .. 104 106
991711629.UG.FTS.B, 29.49%, 2/04/25 .. 1,336 1,360
991713833.UG.FTS.B, 29.49%, 2/04/25 .. 810 816
991714621.UG.FTS.B, 29.49%, 2/04/25 .. 180 185
991717127.UG.FTS.B, 29.49%, 2/04/25 .. 208 212
991717208.UG.FTS.B, 29.49%, 2/04/25 .. 490 500
991726663.UG.FTS.B, 29.49%, 2/04/25 .. 1,134 1,148
991737055.UG.FTS.B, 29.49%, 2/04/25 .. 844 848
991738154.UG.FTS.B, 29.49%, 2/04/25 .. 1,184 1,205
991746074.UG.FTS.B, 29.49%, 2/04/25 .. 1,214 1,232
991752382.UG.FTS.B, 29.49%, 2/04/25 .. 991 992
991756930.UG.FTS.B, 29.49%, 2/04/25 .. 438 444
991758431.UG.FTS.B, 29.49%, 2/04/25 .. 130 130
991758842.UG.FTS.B, 29.49%, 2/04/25 .. 545 547
991763162.UG.FTS.B, 29.49%, 2/04/25 .. 116 118
991763299.UG.FTS.B, 29.49%, 2/04/25 .. 2 2
991763796.UG.FTS.B, 29.49%, 2/04/25 .. 233 235
991767029.UG.FTS.B, 29.49%, 2/04/25 .. 75 76
991769405.UG.FTS.B, 29.49%, 2/04/25 .. 59 59
991774935.UG.FTS.B, 29.49%, 2/04/25 .. 1,332 1,355
991781478.UG.FTS.B, 29.49%, 2/04/25 .. 282 281
991786330.UG.FTS.B, 29.49%, 2/04/25 .. 1,310 1,320
991786752.UG.FTS.B, 29.49%, 2/04/25 .. 134 136
991788127.UG.FTS.B, 29.49%, 2/04/25 .. 3,323 3,318
991807327.UG.FTS.B, 29.49%, 2/04/25 .. 266 267
991808732.UG.FTS.B, 29.49%, 2/04/25 .. 147 149
991813794.UG.FTS.B, 29.49%, 2/04/25 .. 537 529
991814134.UG.FTS.B, 29.49%, 2/04/25 .. 342 337
991839430.UG.FTS.B, 29.49%, 2/04/25 .. 225 226
991841367.UG.FTS.B, 29.49%, 2/04/25 .. 25 25
991847043.UG.FTS.B, 29.49%, 2/04/25 .. 906 905
991847289.UG.FTS.B, 29.49%, 2/04/25 .. 132 134
991848466.UG.FTS.B, 29.49%, 2/04/25 .. 104 105
991849560.UG.FTS.B, 29.49%, 2/04/25 .. 110 112
991858988.UG.FTS.B, 29.49%, 2/04/25 .. 229 226
991867247.UG.FTS.B, 29.49%, 2/04/25 .. 285 280
991876144.UG.FTS.B, 29.49%, 2/04/25 .. 139 139
991878368.UG.FTS.B, 29.49%, 2/04/25 .. 279 281
991878459.UG.FTS.B, 29.49%, 2/04/25 .. 178 179
991878692.UG.FTS.B, 29.49%, 2/04/25 .. 9 9
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991879607.UG.FTS.B, 29.49%, 2/04/25 .. $ 274 $ 273
991884671.UG.FTS.B, 29.49%, 2/04/25 .. 96 94
991889761.UG.FTS.B, 29.49%, 2/04/25 .. 99 100
991892265.UG.FTS.B, 29.49%, 2/04/25 .. 160 20
991901138.UG.FTS.B, 29.49%, 2/04/25 .. 306 307
991909249.UG.FTS.B, 29.49%, 2/04/25 .. 150 151
991910238.UG.FTS.B, 29.49%, 2/04/25 .. 36 36
991910520.UG.FTS.B, 29.49%, 2/04/25 .. 220 222
991912167.UG.FTS.B, 29.49%, 2/04/25 .. 10 10
991912907.UG.FTS.B, 29.49%, 2/04/25 .. 121 121
991915109.UG.FTS.B, 29.49%, 2/04/25 .. 33 33
991915193.UG.FTS.B, 29.49%, 2/04/25 .. 114 113
991915888.UG.FTS.B, 29.49%, 2/04/25 .. 278 278
991916695.UG.FTS.B, 29.49%, 2/04/25 .. 98 100
991916727.UG.FTS.B, 29.49%, 2/04/25 .. 83 84
991917180.UG.FTS.B, 29.49%, 2/04/25 .. 230 232
991917741.UG.FTS.B, 29.49%, 2/04/25 .. 957 961
991918013.UG.FTS.B, 29.49%, 2/04/25 .. 47 47
991918511.UG.FTS.B, 29.49%, 2/04/25 .. 2,469 2,483
991919432.UG.FTS.B, 29.49%, 2/04/25 .. 47 47
991922941.UG.FTS.B, 29.49%, 2/04/25 .. 21 21
991923244.UG.FTS.B, 29.49%, 2/04/25 .. 82 83
991923655.UG.FTS.B, 29.49%, 2/04/25 .. 56 56
991924956.UG.FTS.B, 29.49%, 2/04/25 .. 48 48
991925717.UG.FTS.B, 29.49%, 2/04/25 .. 176 177
991695863.UG.FTS.B, 17.99%, 2/05/25 .. 200 200
991712920.UG.FTS.B, 18.97%, 2/05/25 .. – –
991720650.UG.FTS.B, 18.97%, 2/05/25 .. 1,927 1,978
991726962.UG.FTS.B, 18.97%, 2/05/25 .. 149 153
991707817.UG.FTS.B, 19.21%, 2/05/25 .. 198 199
991717423.UG.FTS.B, 19.21%, 2/05/25 .. 83 85
991788298.UG.FTS.B, 19.21%, 2/05/25 .. 340 346
991861184.UG.FTS.B, 19.21%, 2/05/25 .. 229 235
991721206.UG.FTS.B, 19.8%, 2/05/25 ... 38 39
991787524.UG.FTS.B, 19.8%, 2/05/25 ... 2 2
991682958.UG.FTS.B, 19.99%, 2/05/25 .. 2,921 2,998
991692919.UG.FTS.B, 19.99%, 2/05/25 .. 167 166
991693229.UG.FTS.B, 19.99%, 2/05/25 .. 113 115
991693967.UG.FTS.B, 19.99%, 2/05/25 .. 277 283
991693994.UG.FTS.B, 19.99%, 2/05/25 .. 141 145
991700959.UG.FTS.B, 19.99%, 2/05/25 .. 48 48
991705785.UG.FTS.B, 19.99%, 2/05/25 .. 367 368
991709370.UG.FTS.B, 19.99%, 2/05/25 .. 135 135
991710161.UG.FTS.B, 19.99%, 2/05/25 .. 123 125
991711146.UG.FTS.B, 19.99%, 2/05/25 .. 1,039 1,063
991719379.UG.FTS.B, 19.99%, 2/05/25 .. 278 285
991725525.UG.FTS.B, 19.99%, 2/05/25 .. 492 500
991726938.UG.FTS.B, 19.99%, 2/05/25 .. 137 140
991735635.UG.FTS.B, 19.99%, 2/05/25 .. 139 142
991739604.UG.FTS.B, 19.99%, 2/05/25 .. 1,581 1,615
991754294.UG.FTS.B, 19.99%, 2/05/25 .. 974 996
991772904.UG.FTS.B, 19.99%, 2/05/25 .. 202 206
991783330.UG.FTS.B, 19.99%, 2/05/25 .. 170 12
991785468.UG.FTS.B, 19.99%, 2/05/25 .. 100 101
991788757.UG.FTS.B, 19.99%, 2/05/25 .. 38 38
991805088.UG.FTS.B, 19.99%, 2/05/25 .. 104 106
991809104.UG.FTS.B, 19.99%, 2/05/25 .. – –
991812345.UG.FTS.B, 19.99%, 2/05/25 .. 65 66

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
154
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991812813.UG.FTS.B, 19.99%, 2/05/25 .. $ 50 $ 51
991817784.UG.FTS.B, 19.99%, 2/05/25 .. 183 185
991831360.UG.FTS.B, 19.99%, 2/05/25 .. 922 942
991832671.UG.FTS.B, 19.99%, 2/05/25 .. 480 491
991840614.UG.FTS.B, 19.99%, 2/05/25 .. 28 29
991843643.UG.FTS.B, 19.99%, 2/05/25 .. 415 415
991855671.UG.FTS.B, 19.99%, 2/05/25 .. 77 78
991895791.UG.FTS.B, 19.99%, 2/05/25 .. 93 94
991915152.UG.FTS.B, 19.99%, 2/05/25 .. 713 709
991915604.UG.FTS.B, 19.99%, 2/05/25 .. 31 31
991915773.UG.FTS.B, 19.99%, 2/05/25 .. 64 65
991918916.UG.FTS.B, 19.99%, 2/05/25 .. 79 79
991930448.UG.FTS.B, 19.99%, 2/05/25 .. 47 48
991936396.UG.FTS.B, 19.99%, 2/05/25 .. 33 33
991938588.UG.FTS.B, 19.99%, 2/05/25 .. 668 675
991713079.UG.FTS.B, 20.46%, 2/05/25 .. 604 619
991758665.UG.FTS.B, 20.46%, 2/05/25 .. 412 419
991764420.UG.FTS.B, 20.46%, 2/05/25 .. 105 106
991786575.UG.FTS.B, 20.46%, 2/05/25 .. – –
991793672.UG.FTS.B, 20.46%, 2/05/25 .. 10 10
991841527.UG.FTS.B, 20.46%, 2/05/25 .. 1,414 1,448
991707903.UG.FTS.B, 20.97%, 2/05/25 .. 150 154
991715134.UG.FTS.B, 20.97%, 2/05/25 .. 315 322
991715412.UG.FTS.B, 20.97%, 2/05/25 .. 320 328
991832676.UG.FTS.B, 20.97%, 2/05/25 .. 12,012 12,297
991835755.UG.FTS.B, 20.97%, 2/05/25 .. 590 601
991872851.UG.FTS.B, 20.98%, 2/05/25 .. 417 29
991693565.UG.FTS.B, 21.46%, 2/05/25 .. 427 430
991731765.UG.FTS.B, 21.46%, 2/05/25 .. 99 100
991798372.UG.FTS.B, 21.46%, 2/05/25 .. 619 633
991834692.UG.FTS.B, 21.46%, 2/05/25 .. 1,154 1,185
991840414.UG.FTS.B, 21.46%, 2/05/25 .. 470 481
991869250.UG.FTS.B, 21.46%, 2/05/25 .. 1,954 1,974
991909294.UG.FTS.B, 21.46%, 2/05/25 .. 56 57
991910043.UG.FTS.B, 21.46%, 2/05/25 .. 1,772 1,790
991721018.UG.FTS.B, 21.98%, 2/05/25 .. 891 907
991729486.UG.FTS.B, 21.98%, 2/05/25 .. 12 12
991755283.UG.FTS.B, 21.98%, 2/05/25 .. 1,086 1,092
991819648.UG.FTS.B, 21.98%, 2/05/25 .. 11 11
991911356.UG.FTS.B, 21.98%, 2/05/25 .. 217 220
991708641.UG.FTS.B, 22.97%, 2/05/25 .. 801 819
991713571.UG.FTS.B, 22.97%, 2/05/25 .. 2,488 2,542
991743501.UG.FTS.B, 22.97%, 2/05/25 .. 632 646
991748087.UG.FTS.B, 22.97%, 2/05/25 .. 42 43
991783388.UG.FTS.B, 22.97%, 2/05/25 .. 493 96
991794589.UG.FTS.B, 22.97%, 2/05/25 .. 180 185
991924883.UG.FTS.B, 23.95%, 2/05/25 .. 100 102
991703789.UG.FTS.B, 24.95%, 2/05/25 .. 234 234
991804301.UG.FTS.B, 25.94%, 2/05/25 .. 242 246
991707914.UG.FTS.B, 25.95%, 2/05/25 .. 182 185
991743591.UG.FTS.B, 25.95%, 2/05/25 .. 467 475
991755942.UG.FTS.B, 26.94%, 2/05/25 .. 826 831
991737282.UG.FTS.B, 27.95%, 2/05/25 .. 151 154
991693154.UG.FTS.B, 27.99%, 2/05/25 .. 89 88
991696029.UG.FTS.B, 27.99%, 2/05/25 .. 310 316
991705622.UG.FTS.B, 27.99%, 2/05/25 .. 287 293
991706774.UG.FTS.B, 27.99%, 2/05/25 .. 47 47
991717022.UG.FTS.B, 27.99%, 2/05/25 .. 269 275
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991747914.UG.FTS.B, 27.99%, 2/05/25 .. $ 3,166 $ 3,234
991750448.UG.FTS.B, 27.99%, 2/05/25 .. 270 267
991806478.UG.FTS.B, 27.99%, 2/05/25 .. 62 63
991936016.UG.FTS.B, 27.99%, 2/05/25 .. 639 631
991675164.UG.FTS.B, 28.98%, 2/05/25 .. 1,659 347
991677817.UG.FTS.B, 28.98%, 2/05/25 .. 2,485 2,549
991680083.UG.FTS.B, 28.98%, 2/05/25 .. 83 84
991683489.UG.FTS.B, 28.98%, 2/05/25 .. 2,770 2,819
991692903.UG.FTS.B, 28.98%, 2/05/25 .. 326 322
991693091.UG.FTS.B, 28.98%, 2/05/25 .. 213 210
991693710.UG.FTS.B, 28.98%, 2/05/25 .. 1,879 1,920
991693898.UG.FTS.B, 28.98%, 2/05/25 .. 72 73
991694863.UG.FTS.B, 28.98%, 2/05/25 .. 327 334
991695593.UG.FTS.B, 28.98%, 2/05/25 .. 53 54
991696502.UG.FTS.B, 28.98%, 2/05/25 .. 842 859
991696534.UG.FTS.B, 28.98%, 2/05/25 .. 301 36
991700269.UG.FTS.B, 28.98%, 2/05/25 .. 195 200
991702186.UG.FTS.B, 28.98%, 2/05/25 .. 151 149
991702204.UG.FTS.B, 28.98%, 2/05/25 .. 9 9
991702659.UG.FTS.B, 28.98%, 2/05/25 .. 647 661
991702705.UG.FTS.B, 28.98%, 2/05/25 .. 30 30
991702789.UG.FTS.B, 28.98%, 2/05/25 .. 681 693
991702826.UG.FTS.B, 28.98%, 2/05/25 .. 158 162
991703007.UG.FTS.B, 28.98%, 2/05/25 .. 183 185
991703353.UG.FTS.B, 28.98%, 2/05/25 .. 380 389
991704666.UG.FTS.B, 28.98%, 2/05/25 .. 454 464
991704688.UG.FTS.B, 28.98%, 2/05/25 .. 23 23
991704721.UG.FTS.B, 28.98%, 2/05/25 .. 95 97
991705577.UG.FTS.B, 28.98%, 2/05/25 .. 105 104
991705698.UG.FTS.B, 28.98%, 2/05/25 .. 99 101
991705736.UG.FTS.B, 28.98%, 2/05/25 .. 163 166
991706202.UG.FTS.B, 28.98%, 2/05/25 .. 433 443
991706300.UG.FTS.B, 28.98%, 2/05/25 .. 402 408
991706343.UG.FTS.B, 28.98%, 2/05/25 .. 149 150
991706346.UG.FTS.B, 28.98%, 2/05/25 .. 2,396 2,449
991706382.UG.FTS.B, 28.98%, 2/05/25 .. 184 188
991706592.UG.FTS.B, 28.98%, 2/05/25 .. 6 6
991706721.UG.FTS.B, 28.98%, 2/05/25 .. 53 54
991706981.UG.FTS.B, 28.98%, 2/05/25 .. 395 48
991707064.UG.FTS.B, 28.98%, 2/05/25 .. 836 829
991708053.UG.FTS.B, 28.98%, 2/05/25 .. 2,328 2,358
991708055.UG.FTS.B, 28.98%, 2/05/25 .. 232 238
991708168.UG.FTS.B, 28.98%, 2/05/25 .. 333 335
991708239.UG.FTS.B, 28.98%, 2/05/25 .. 216 221
991708288.UG.FTS.B, 28.98%, 2/05/25 .. 1,140 1,130
991708354.UG.FTS.B, 28.98%, 2/05/25 .. 243 241
991708535.UG.FTS.B, 28.98%, 2/05/25 .. 59 60
991708892.UG.FTS.B, 28.98%, 2/05/25 .. 2 2
991709411.UG.FTS.B, 28.98%, 2/05/25 .. 275 274
991710032.UG.FTS.B, 28.98%, 2/05/25 .. 121 120
991710273.UG.FTS.B, 28.98%, 2/05/25 .. 159 163
991710420.UG.FTS.B, 28.98%, 2/05/25 .. 555 568
991710514.UG.FTS.B, 28.98%, 2/05/25 .. 66 67
991710560.UG.FTS.B, 28.98%, 2/05/25 .. 824 842
991711890.UG.FTS.B, 28.98%, 2/05/25 .. 598 606
991712219.UG.FTS.B, 28.98%, 2/05/25 .. 917 192
991712458.UG.FTS.B, 28.98%, 2/05/25 .. 191 191
991713972.UG.FTS.B, 28.98%, 2/05/25 .. 346 353

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
155
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991714493.UG.FTS.B, 28.98%, 2/05/25 .. $ 152 $ 156
991715617.UG.FTS.B, 28.98%, 2/05/25 .. 17 17
991715735.UG.FTS.B, 28.98%, 2/05/25 .. 104 106
991716101.UG.FTS.B, 28.98%, 2/05/25 .. 270 273
991716179.UG.FTS.B, 28.98%, 2/05/25 .. 244 250
991717401.UG.FTS.B, 28.98%, 2/05/25 .. 304 311
991717488.UG.FTS.B, 28.98%, 2/05/25 .. 228 233
991717894.UG.FTS.B, 28.98%, 2/05/25 .. 293 299
991718026.UG.FTS.B, 28.98%, 2/05/25 .. 678 689
991718944.UG.FTS.B, 28.98%, 2/05/25 .. 965 985
991719300.UG.FTS.B, 28.98%, 2/05/25 .. 96 98
991721024.UG.FTS.B, 28.98%, 2/05/25 .. 878 898
991721186.UG.FTS.B, 28.98%, 2/05/25 .. 936 953
991724571.UG.FTS.B, 28.98%, 2/05/25 .. 216 220
991724730.UG.FTS.B, 28.98%, 2/05/25 .. 928 949
991726458.UG.FTS.B, 28.98%, 2/05/25 .. 769 761
991726806.UG.FTS.B, 28.98%, 2/05/25 .. 160 162
991728132.UG.FTS.B, 28.98%, 2/05/25 .. 981 999
991729017.UG.FTS.B, 28.98%, 2/05/25 .. 21 21
991729263.UG.FTS.B, 28.98%, 2/05/25 .. 15 15
991729399.UG.FTS.B, 28.98%, 2/05/25 .. 3,681 3,760
991729506.UG.FTS.B, 28.98%, 2/05/25 .. 198 197
991729522.UG.FTS.B, 28.98%, 2/05/25 .. 82 84
991730611.UG.FTS.B, 28.98%, 2/05/25 .. 975 997
991732445.UG.FTS.B, 28.98%, 2/05/25 .. 24 24
991732989.UG.FTS.B, 28.98%, 2/05/25 .. 395 404
991733966.UG.FTS.B, 28.98%, 2/05/25 .. 104 106
991734130.UG.FTS.B, 28.98%, 2/05/25 .. 92 94
991734853.UG.FTS.B, 28.98%, 2/05/25 .. 139 142
991735560.UG.FTS.B, 28.98%, 2/05/25 .. 128 131
991736771.UG.FTS.B, 28.98%, 2/05/25 .. 263 265
991737214.UG.FTS.B, 28.98%, 2/05/25 .. 226 231
991737281.UG.FTS.B, 28.98%, 2/05/25 .. 94 95
991737532.UG.FTS.B, 28.98%, 2/05/25 .. 2,284 2,333
991737652.UG.FTS.B, 28.98%, 2/05/25 .. 457 467
991739073.UG.FTS.B, 28.98%, 2/05/25 .. 331 336
991739154.UG.FTS.B, 28.98%, 2/05/25 .. 3,216 3,288
991739980.UG.FTS.B, 28.98%, 2/05/25 .. 390 398
991740474.UG.FTS.B, 28.98%, 2/05/25 .. 298 62
991742001.UG.FTS.B, 28.98%, 2/05/25 .. 93 94
991742979.UG.FTS.B, 28.98%, 2/05/25 .. 114 116
991743138.UG.FTS.B, 28.98%, 2/05/25 .. 393 82
991743526.UG.FTS.B, 28.98%, 2/05/25 .. 311 318
991744726.UG.FTS.B, 28.98%, 2/05/25 .. 511 507
991745601.UG.FTS.B, 28.98%, 2/05/25 .. 397 406
991745801.UG.FTS.B, 28.98%, 2/05/25 .. 29 29
991746873.UG.FTS.B, 28.98%, 2/05/25 .. 241 244
991747299.UG.FTS.B, 28.98%, 2/05/25 .. 112 115
991747647.UG.FTS.B, 28.98%, 2/05/25 .. 358 361
991749552.UG.FTS.B, 28.98%, 2/05/25 .. 312 318
991750705.UG.FTS.B, 28.98%, 2/05/25 .. 350 349
991751338.UG.FTS.B, 28.98%, 2/05/25 .. 157 160
991753087.UG.FTS.B, 28.98%, 2/05/25 .. 111 112
991755981.UG.FTS.B, 28.98%, 2/05/25 .. 312 319
991759228.UG.FTS.B, 28.98%, 2/05/25 .. 68 67
991759687.UG.FTS.B, 28.98%, 2/05/25 .. 334 341
991761917.UG.FTS.B, 28.98%, 2/05/25 .. 221 226
991762144.UG.FTS.B, 28.98%, 2/05/25 .. 222 224
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991762262.UG.FTS.B, 28.98%, 2/05/25 .. $ 307 $ 312
991762452.UG.FTS.B, 28.98%, 2/05/25 .. 17 17
991763374.UG.FTS.B, 28.98%, 2/05/25 .. 751 486
991764086.UG.FTS.B, 28.98%, 2/05/25 .. 98 100
991764533.UG.FTS.B, 28.98%, 2/05/25 .. 41 40
991764922.UG.FTS.B, 28.98%, 2/05/25 .. 177 181
991765246.UG.FTS.B, 28.98%, 2/05/25 .. 25 25
991767840.UG.FTS.B, 28.98%, 2/05/25 .. 8 8
991769018.UG.FTS.B, 28.98%, 2/05/25 .. 367 376
991769355.UG.FTS.B, 28.98%, 2/05/25 .. 33 34
991769429.UG.FTS.B, 28.98%, 2/05/25 .. 113 116
991772451.UG.FTS.B, 28.98%, 2/05/25 .. 1,165 1,190
991773886.UG.FTS.B, 28.98%, 2/05/25 .. 1,361 1,358
991775304.UG.FTS.B, 28.98%, 2/05/25 .. 3 3
991775732.UG.FTS.B, 28.98%, 2/05/25 .. 808 825
991776821.UG.FTS.B, 28.98%, 2/05/25 .. 128 131
991776933.UG.FTS.B, 28.98%, 2/05/25 .. 395 402
991780458.UG.FTS.B, 28.98%, 2/05/25 .. 504 499
991783383.UG.FTS.B, 28.98%, 2/05/25 .. 1,942 1,984
991783771.UG.FTS.B, 28.98%, 2/05/25 .. 1,208 1,234
991784786.UG.FTS.B, 28.98%, 2/05/25 .. 84 85
991785271.UG.FTS.B, 28.98%, 2/05/25 .. 25 25
991786930.UG.FTS.B, 28.98%, 2/05/25 .. 14 14
991788735.UG.FTS.B, 28.98%, 2/05/25 .. 518 529
991789109.UG.FTS.B, 28.98%, 2/05/25 .. 351 359
991790367.UG.FTS.B, 28.98%, 2/05/25 .. 1,684 1,713
991796763.UG.FTS.B, 28.98%, 2/05/25 .. 82 82
991796983.UG.FTS.B, 28.98%, 2/05/25 .. 44 44
991802238.UG.FTS.B, 28.98%, 2/05/25 .. 573 585
991805668.UG.FTS.B, 28.98%, 2/05/25 .. 160 164
991807068.UG.FTS.B, 28.98%, 2/05/25 .. 413 421
991808450.UG.FTS.B, 28.98%, 2/05/25 .. 165 168
991810934.UG.FTS.B, 28.98%, 2/05/25 .. 2,422 2,474
991811477.UG.FTS.B, 28.98%, 2/05/25 .. 969 990
991811999.UG.FTS.B, 28.98%, 2/05/25 .. 9 8
991813874.UG.FTS.B, 28.98%, 2/05/25 .. 162 166
991815656.UG.FTS.B, 28.98%, 2/05/25 .. 43 43
991816597.UG.FTS.B, 28.98%, 2/05/25 .. 16 16
991816630.UG.FTS.B, 28.98%, 2/05/25 .. 7 7
991817503.UG.FTS.B, 28.98%, 2/05/25 .. 84 83
991819745.UG.FTS.B, 28.98%, 2/05/25 .. 87 89
991819751.UG.FTS.B, 28.98%, 2/05/25 .. 817 827
991820191.UG.FTS.B, 28.98%, 2/05/25 .. 106 108
991824261.UG.FTS.B, 28.98%, 2/05/25 .. 49 50
991824415.UG.FTS.B, 28.98%, 2/05/25 .. 963 967
991825331.UG.FTS.B, 28.98%, 2/05/25 .. 100 102
991829108.UG.FTS.B, 28.98%, 2/05/25 .. 845 853
991833246.UG.FTS.B, 28.98%, 2/05/25 .. 483 494
991833444.UG.FTS.B, 28.98%, 2/05/25 .. 338 341
991833938.UG.FTS.B, 28.98%, 2/05/25 .. 121 122
991835118.UG.FTS.B, 28.98%, 2/05/25 .. 4,123 4,184
991836188.UG.FTS.B, 28.98%, 2/05/25 .. 241 243
991836325.UG.FTS.B, 28.98%, 2/05/25 .. 758 762
991836344.UG.FTS.B, 28.98%, 2/05/25 .. 212 212
991837760.UG.FTS.B, 28.98%, 2/05/25 .. 622 638
991842297.UG.FTS.B, 28.98%, 2/05/25 .. 126 128
991842364.UG.FTS.B, 28.98%, 2/05/25 .. 1,539 1,562
991844958.UG.FTS.B, 28.98%, 2/05/25 .. 962 971

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
156
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991848636.UG.FTS.B, 28.98%, 2/05/25 .. $ 142 $ 9
991851738.UG.FTS.B, 28.98%, 2/05/25 .. 50 51
991853185.UG.FTS.B, 28.98%, 2/05/25 .. 57 58
991853554.UG.FTS.B, 28.98%, 2/05/25 .. 1,442 1,437
991853573.UG.FTS.B, 28.98%, 2/05/25 .. 966 990
991853603.UG.FTS.B, 28.98%, 2/05/25 .. 360 367
991854725.UG.FTS.B, 28.98%, 2/05/25 .. 1,277 266
991855568.UG.FTS.B, 28.98%, 2/05/25 .. 1,006 1,015
991855938.UG.FTS.B, 28.98%, 2/05/25 .. 343 350
991857568.UG.FTS.B, 28.98%, 2/05/25 .. 530 541
991857619.UG.FTS.B, 28.98%, 2/05/25 .. 224 227
991863657.UG.FTS.B, 28.98%, 2/05/25 .. 145 148
991865740.UG.FTS.B, 28.98%, 2/05/25 .. 130 133
991868870.UG.FTS.B, 28.98%, 2/05/25 .. 67 68
991879738.UG.FTS.B, 28.98%, 2/05/25 .. 323 326
991881109.UG.FTS.B, 28.98%, 2/05/25 .. 176 178
991884917.UG.FTS.B, 28.98%, 2/05/25 .. 545 552
991886097.UG.FTS.B, 28.98%, 2/05/25 .. 65 66
991886335.UG.FTS.B, 28.98%, 2/05/25 .. 382 386
991886857.UG.FTS.B, 28.98%, 2/05/25 .. 122 122
991889830.UG.FTS.B, 28.98%, 2/05/25 .. 423 426
991893126.UG.FTS.B, 28.98%, 2/05/25 .. 67 68
991893251.UG.FTS.B, 28.98%, 2/05/25 .. 21 21
991894894.UG.FTS.B, 28.98%, 2/05/25 .. 1,730 1,746
991897007.UG.FTS.B, 28.98%, 2/05/25 .. 140 141
991897083.UG.FTS.B, 28.98%, 2/05/25 .. 769 776
991900228.UG.FTS.B, 28.98%, 2/05/25 .. 122 121
991900834.UG.FTS.B, 28.98%, 2/05/25 .. 43 43
991901365.UG.FTS.B, 28.98%, 2/05/25 .. 963 971
991903733.UG.FTS.B, 28.98%, 2/05/25 .. 63 64
991908584.UG.FTS.B, 28.98%, 2/05/25 .. 120 121
991910714.UG.FTS.B, 28.98%, 2/05/25 .. 28 28
991911562.UG.FTS.B, 28.98%, 2/05/25 .. 388 388
991913216.UG.FTS.B, 28.98%, 2/05/25 .. 17 17
991914304.UG.FTS.B, 28.98%, 2/05/25 .. 154 155
991914967.UG.FTS.B, 28.98%, 2/05/25 .. 105 107
991916054.UG.FTS.B, 28.98%, 2/05/25 .. 225 46
991916809.UG.FTS.B, 28.98%, 2/05/25 .. 90 92
991918327.UG.FTS.B, 28.98%, 2/05/25 .. 94 96
991918392.UG.FTS.B, 28.98%, 2/05/25 .. 144 145
991921265.UG.FTS.B, 28.98%, 2/05/25 .. 131 132
991922123.UG.FTS.B, 28.98%, 2/05/25 .. 12 12
991922743.UG.FTS.B, 28.98%, 2/05/25 .. 106 108
991927918.UG.FTS.B, 28.98%, 2/05/25 .. 94 96
991935662.UG.FTS.B, 28.98%, 2/05/25 .. 40 40
991937156.UG.FTS.B, 28.98%, 2/05/25 .. 143 145
991937493.UG.FTS.B, 28.98%, 2/05/25 .. 857 865
991937565.UG.FTS.B, 28.98%, 2/05/25 .. 949 957
991938119.UG.FTS.B, 28.98%, 2/05/25 .. 1,724 1,740
991681542.UG.FTS.B, 29.45%, 2/05/25 .. 279 280
991857451.UG.FTS.B, 29.45%, 2/05/25 .. 91 91
991896785.UG.FTS.B, 29.47%, 2/05/25 .. 4,507 4,518
991692669.UG.FTS.B, 29.48%, 2/05/25 .. 686 698
991701928.UG.FTS.B, 29.48%, 2/05/25 .. 52 16
991770647.UG.FTS.B, 29.48%, 2/05/25 .. 160 157
991680433.UG.FTS.B, 29.49%, 2/05/25 .. 324 323
991693084.UG.FTS.B, 29.49%, 2/05/25 .. 122 125
991693368.UG.FTS.B, 29.49%, 2/05/25 .. 41 41
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991694002.UG.FTS.B, 29.49%, 2/05/25 .. $ 111 $ 111
991694063.UG.FTS.B, 29.49%, 2/05/25 .. 44 45
991694154.UG.FTS.B, 29.49%, 2/05/25 .. 1,182 1,188
991694654.UG.FTS.B, 29.49%, 2/05/25 .. 15 15
991694848.UG.FTS.B, 29.49%, 2/05/25 .. 1,473 1,498
991694938.UG.FTS.B, 29.49%, 2/05/25 .. 25 25
991694983.UG.FTS.B, 29.49%, 2/05/25 .. 91 92
991695320.UG.FTS.B, 29.49%, 2/05/25 .. 114 116
991695570.UG.FTS.B, 29.49%, 2/05/25 .. 564 568
991695596.UG.FTS.B, 29.49%, 2/05/25 .. 75 19
991695648.UG.FTS.B, 29.49%, 2/05/25 .. 205 208
991695683.UG.FTS.B, 29.49%, 2/05/25 .. 15 15
991695684.UG.FTS.B, 29.49%, 2/05/25 .. 458 457
991695911.UG.FTS.B, 29.49%, 2/05/25 .. 55 54
991696008.UG.FTS.B, 29.49%, 2/05/25 .. 54 54
991696026.UG.FTS.B, 29.49%, 2/05/25 .. 36 36
991696109.UG.FTS.B, 29.49%, 2/05/25 .. 76 77
991696191.UG.FTS.B, 29.49%, 2/05/25 .. 121 121
991696894.UG.FTS.B, 29.49%, 2/05/25 .. 30 31
991697114.UG.FTS.B, 29.49%, 2/05/25 .. 244 249
991697129.UG.FTS.B, 29.49%, 2/05/25 .. 403 396
991697214.UG.FTS.B, 29.49%, 2/05/25 .. 200 205
991697402.UG.FTS.B, 29.49%, 2/05/25 .. 270 275
991697674.UG.FTS.B, 29.49%, 2/05/25 .. 33 33
991697838.UG.FTS.B, 29.49%, 2/05/25 .. 101 69
991698261.UG.FTS.B, 29.49%, 2/05/25 .. 1,944 1,977
991699635.UG.FTS.B, 29.49%, 2/05/25 .. 96 94
991700073.UG.FTS.B, 29.49%, 2/05/25 .. 259 265
991700153.UG.FTS.B, 29.49%, 2/05/25 .. 533 545
991700408.UG.FTS.B, 29.49%, 2/05/25 .. 214 218
991700616.UG.FTS.B, 29.49%, 2/05/25 .. 541 133
991700758.UG.FTS.B, 29.49%, 2/05/25 .. 426 297
991701153.UG.FTS.B, 29.49%, 2/05/25 .. 39 39
991701975.UG.FTS.B, 29.49%, 2/05/25 .. 236 236
991702103.UG.FTS.B, 29.49%, 2/05/25 .. 271 275
991702149.UG.FTS.B, 29.49%, 2/05/25 .. 370 376
991702168.UG.FTS.B, 29.49%, 2/05/25 .. 49 48
991702306.UG.FTS.B, 29.49%, 2/05/25 .. 100 101
991702693.UG.FTS.B, 29.49%, 2/05/25 .. 153 156
991702737.UG.FTS.B, 29.49%, 2/05/25 .. 129 132
991703134.UG.FTS.B, 29.49%, 2/05/25 .. 128 127
991703611.UG.FTS.B, 29.49%, 2/05/25 .. 146 148
991704018.UG.FTS.B, 29.49%, 2/05/25 .. 35 35
991704269.UG.FTS.B, 29.49%, 2/05/25 .. 155 154
991704279.UG.FTS.B, 29.49%, 2/05/25 .. 0 0
991704411.UG.FTS.B, 29.49%, 2/05/25 .. 1,352 1,338
991704434.UG.FTS.B, 29.49%, 2/05/25 .. 28 28
991704532.UG.FTS.B, 29.49%, 2/05/25 .. 382 389
991704974.UG.FTS.B, 29.49%, 2/05/25 .. 221 220
991705010.UG.FTS.B, 29.49%, 2/05/25 .. 1,386 1,410
991705084.UG.FTS.B, 29.49%, 2/05/25 .. 104 105
991705304.UG.FTS.B, 29.49%, 2/05/25 .. 1,792 1,763
991706770.UG.FTS.B, 29.49%, 2/05/25 .. 187 191
991707286.UG.FTS.B, 29.49%, 2/05/25 .. 80 81
991707576.UG.FTS.B, 29.49%, 2/05/25 .. 116 119
991707666.UG.FTS.B, 29.49%, 2/05/25 .. 91 92
991707844.UG.FTS.B, 29.49%, 2/05/25 .. 317 320
991708468.UG.FTS.B, 29.49%, 2/05/25 .. 554 569

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
157
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991708918.UG.FTS.B, 29.49%, 2/05/25 .. $ 1,089 $ 1,102
991709106.UG.FTS.B, 29.49%, 2/05/25 .. 44 44
991709219.UG.FTS.B, 29.49%, 2/05/25 .. 102 104
991709454.UG.FTS.B, 29.49%, 2/05/25 .. 287 293
991710089.UG.FTS.B, 29.49%, 2/05/25 .. 287 285
991710338.UG.FTS.B, 29.49%, 2/05/25 .. 84 85
991710548.UG.FTS.B, 29.49%, 2/05/25 .. 1,108 1,095
991710782.UG.FTS.B, 29.49%, 2/05/25 .. 1,274 1,297
991711354.UG.FTS.B, 29.49%, 2/05/25 .. 53 54
991711446.UG.FTS.B, 29.49%, 2/05/25 .. 78 78
991711609.UG.FTS.B, 29.49%, 2/05/25 .. 321 39
991712242.UG.FTS.B, 29.49%, 2/05/25 .. 254 256
991713293.UG.FTS.B, 29.49%, 2/05/25 .. 157 160
991713639.UG.FTS.B, 29.49%, 2/05/25 .. 351 353
991713769.UG.FTS.B, 29.49%, 2/05/25 .. 67 67
991714061.UG.FTS.B, 29.49%, 2/05/25 .. 44 44
991714180.UG.FTS.B, 29.49%, 2/05/25 .. 361 368
991714380.UG.FTS.B, 29.49%, 2/05/25 .. 1,314 1,345
991714508.UG.FTS.B, 29.49%, 2/05/25 .. 56 57
991714617.UG.FTS.B, 29.49%, 2/05/25 .. 173 173
991714620.UG.FTS.B, 29.49%, 2/05/25 .. 390 398
991715331.UG.FTS.B, 29.49%, 2/05/25 .. 238 241
991715444.UG.FTS.B, 29.49%, 2/05/25 .. 1,164 1,158
991715800.UG.FTS.B, 29.49%, 2/05/25 .. 197 201
991716657.UG.FTS.B, 29.49%, 2/05/25 .. 73 74
991717220.UG.FTS.B, 29.49%, 2/05/25 .. 44 44
991717555.UG.FTS.B, 29.49%, 2/05/25 .. 30 12
991718850.UG.FTS.B, 29.49%, 2/05/25 .. 855 853
991719235.UG.FTS.B, 29.49%, 2/05/25 .. 352 355
991719314.UG.FTS.B, 29.49%, 2/05/25 .. 44 44
991719551.UG.FTS.B, 29.49%, 2/05/25 .. 291 297
991720302.UG.FTS.B, 29.49%, 2/05/25 .. 1,953 1,992
991722607.UG.FTS.B, 29.49%, 2/05/25 .. 67 67
991722812.UG.FTS.B, 29.49%, 2/05/25 .. 283 289
991722885.UG.FTS.B, 29.49%, 2/05/25 .. 391 399
991723913.UG.FTS.B, 29.49%, 2/05/25 .. 91 92
991723921.UG.FTS.B, 29.49%, 2/05/25 .. 126 129
991724720.UG.FTS.B, 29.49%, 2/05/25 .. 224 229
991724744.UG.FTS.B, 29.49%, 2/05/25 .. 43 42
991725533.UG.FTS.B, 29.49%, 2/05/25 .. 253 257
991725800.UG.FTS.B, 29.49%, 2/05/25 .. 318 319
991726118.UG.FTS.B, 29.49%, 2/05/25 .. 36 37
991727032.UG.FTS.B, 29.49%, 2/05/25 .. 189 193
991727200.UG.FTS.B, 29.49%, 2/05/25 .. 745 739
991727290.UG.FTS.B, 29.49%, 2/05/25 .. 57 57
991727780.UG.FTS.B, 29.49%, 2/05/25 .. 4 4
991728298.UG.FTS.B, 29.49%, 2/05/25 .. 118 121
991728509.UG.FTS.B, 29.49%, 2/05/25 .. 100 102
991729131.UG.FTS.B, 29.49%, 2/05/25 .. 28 28
991730414.UG.FTS.B, 29.49%, 2/05/25 .. 1,302 1,311
991731697.UG.FTS.B, 29.49%, 2/05/25 .. 244 249
991732180.UG.FTS.B, 29.49%, 2/05/25 .. 46 7
991732282.UG.FTS.B, 29.49%, 2/05/25 .. 164 167
991732719.UG.FTS.B, 29.49%, 2/05/25 .. 307 305
991732976.UG.FTS.B, 29.49%, 2/05/25 .. 204 208
991733288.UG.FTS.B, 29.49%, 2/05/25 .. 35 35
991733404.UG.FTS.B, 29.49%, 2/05/25 .. 156 159
991733824.UG.FTS.B, 29.49%, 2/05/25 .. 1,938 1,975
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991734685.UG.FTS.B, 29.49%, 2/05/25 .. $ 169 $ 167
991734893.UG.FTS.B, 29.49%, 2/05/25 .. 7 7
991735885.UG.FTS.B, 29.49%, 2/05/25 .. 1,035 1,043
991736873.UG.FTS.B, 29.49%, 2/05/25 .. 541 544
991737308.UG.FTS.B, 29.49%, 2/05/25 .. 509 508
991738913.UG.FTS.B, 29.49%, 2/05/25 .. 54 55
991741465.UG.FTS.B, 29.49%, 2/05/25 .. 133 136
991741813.UG.FTS.B, 29.49%, 2/05/25 .. 115 117
991741984.UG.FTS.B, 29.49%, 2/05/25 .. 384 392
991743309.UG.FTS.B, 29.49%, 2/05/25 .. 295 190
991743763.UG.FTS.B, 29.49%, 2/05/25 .. 221 227
991743811.UG.FTS.B, 29.49%, 2/05/25 .. 119 121
991744524.UG.FTS.B, 29.49%, 2/05/25 .. 232 234
991745068.UG.FTS.B, 29.49%, 2/05/25 .. 6,847 6,994
991745294.UG.FTS.B, 29.49%, 2/05/25 .. 169 172
991745434.UG.FTS.B, 29.49%, 2/05/25 .. 78 79
991745495.UG.FTS.B, 29.49%, 2/05/25 .. 95 96
991745512.UG.FTS.B, 29.49%, 2/05/25 .. 43 3
991745604.UG.FTS.B, 29.49%, 2/05/25 .. 150 147
991746165.UG.FTS.B, 29.49%, 2/05/25 .. 285 290
991747315.UG.FTS.B, 29.49%, 2/05/25 .. 4,117 4,137
991747390.UG.FTS.B, 29.49%, 2/05/25 .. 26 25
991747447.UG.FTS.B, 29.49%, 2/05/25 .. 749 765
991747616.UG.FTS.B, 29.49%, 2/05/25 .. 57 16
991747772.UG.FTS.B, 29.49%, 2/05/25 .. 481 475
991748176.UG.FTS.B, 29.49%, 2/05/25 .. 149 151
991748448.UG.FTS.B, 29.49%, 2/05/25 .. 1,438 1,446
991748911.UG.FTS.B, 29.49%, 2/05/25 .. 600 75
991750763.UG.FTS.B, 29.49%, 2/05/25 .. 381 389
991751122.UG.FTS.B, 29.49%, 2/05/25 .. 385 393
991751856.UG.FTS.B, 29.49%, 2/05/25 .. 80 81
991752282.UG.FTS.B, 29.49%, 2/05/25 .. 379 384
991752383.UG.FTS.B, 29.49%, 2/05/25 .. 193 197
991752972.UG.FTS.B, 29.49%, 2/05/25 .. 22 22
991753004.UG.FTS.B, 29.49%, 2/05/25 .. 299 201
991753363.UG.FTS.B, 29.49%, 2/05/25 .. 43 43
991753604.UG.FTS.B, 29.49%, 2/05/25 .. 328 334
991754108.UG.FTS.B, 29.49%, 2/05/25 .. 165 167
991754505.UG.FTS.B, 29.49%, 2/05/25 .. 75 76
991754738.UG.FTS.B, 29.49%, 2/05/25 .. 1,508 1,535
991755735.UG.FTS.B, 29.49%, 2/05/25 .. 848 845
991756003.UG.FTS.B, 29.49%, 2/05/25 .. 307 313
991756132.UG.FTS.B, 29.49%, 2/05/25 .. 183 187
991756904.UG.FTS.B, 29.49%, 2/05/25 .. 72 73
991757074.UG.FTS.B, 29.49%, 2/05/25 .. 132 134
991757175.UG.FTS.B, 29.49%, 2/05/25 .. 10 10
991757533.UG.FTS.B, 29.49%, 2/05/25 .. 193 196
991758179.UG.FTS.B, 29.49%, 2/05/25 .. 42 3
991758876.UG.FTS.B, 29.49%, 2/05/25 .. 414 423
991759609.UG.FTS.B, 29.49%, 2/05/25 .. 30 31
991761070.UG.FTS.B, 29.49%, 2/05/25 .. 21 22
991761533.UG.FTS.B, 29.49%, 2/05/25 .. 619 613
991766625.UG.FTS.B, 29.49%, 2/05/25 .. 205 209
991767013.UG.FTS.B, 29.49%, 2/05/25 .. 175 179
991768291.UG.FTS.B, 29.49%, 2/05/25 .. 136 138
991768347.UG.FTS.B, 29.49%, 2/05/25 .. 26 26
991769834.UG.FTS.B, 29.49%, 2/05/25 .. 439 434
991770008.UG.FTS.B, 29.49%, 2/05/25 .. 141 142

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
158
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991770185.UG.FTS.B, 29.49%, 2/05/25 .. $ 159 $ 161
991770513.UG.FTS.B, 29.49%, 2/05/25 .. 117 119
991770583.UG.FTS.B, 29.49%, 2/05/25 .. 756 770
991774684.UG.FTS.B, 29.49%, 2/05/25 .. 124 121
991775351.UG.FTS.B, 29.49%, 2/05/25 .. 871 889
991777615.UG.FTS.B, 29.49%, 2/05/25 .. 349 347
991778245.UG.FTS.B, 29.49%, 2/05/25 .. 29 29
991779274.UG.FTS.B, 29.49%, 2/05/25 .. 71 72
991779367.UG.FTS.B, 29.49%, 2/05/25 .. 487 496
991779678.UG.FTS.B, 29.49%, 2/05/25 .. 182 186
991780013.UG.FTS.B, 29.49%, 2/05/25 .. 14 13
991781231.UG.FTS.B, 29.49%, 2/05/25 .. 56 56
991781254.UG.FTS.B, 29.49%, 2/05/25 .. 88 89
991781338.UG.FTS.B, 29.49%, 2/05/25 .. 1,130 1,151
991781343.UG.FTS.B, 29.49%, 2/05/25 .. 68 69
991781377.UG.FTS.B, 29.49%, 2/05/25 .. 725 720
991781816.UG.FTS.B, 29.49%, 2/05/25 .. 2 2
991783476.UG.FTS.B, 29.49%, 2/05/25 .. 1,745 1,772
991783713.UG.FTS.B, 29.49%, 2/05/25 .. 484 494
991786645.UG.FTS.B, 29.49%, 2/05/25 .. 1,101 1,122
991786827.UG.FTS.B, 29.49%, 2/05/25 .. 101 22
991787593.UG.FTS.B, 29.49%, 2/05/25 .. 2,667 2,709
991788436.UG.FTS.B, 29.49%, 2/05/25 .. 6 6
991788833.UG.FTS.B, 29.49%, 2/05/25 .. 456 465
991789450.UG.FTS.B, 29.49%, 2/05/25 .. 10 10
991790182.UG.FTS.B, 29.49%, 2/05/25 .. 142 144
991791010.UG.FTS.B, 29.49%, 2/05/25 .. 14 14
991791466.UG.FTS.B, 29.49%, 2/05/25 .. 16 16
991792046.UG.FTS.B, 29.49%, 2/05/25 .. 101 103
991792427.UG.FTS.B, 29.49%, 2/05/25 .. 291 297
991793437.UG.FTS.B, 29.49%, 2/05/25 .. 582 594
991794941.UG.FTS.B, 29.49%, 2/05/25 .. 49 49
991795036.UG.FTS.B, 29.49%, 2/05/25 .. 197 194
991795791.UG.FTS.B, 29.49%, 2/05/25 .. 80 81
991796894.UG.FTS.B, 29.49%, 2/05/25 .. 817 833
991797889.UG.FTS.B, 29.49%, 2/05/25 .. 14 7
991798321.UG.FTS.B, 29.49%, 2/05/25 .. 956 631
991800020.UG.FTS.B, 29.49%, 2/05/25 .. 191 195
991800122.UG.FTS.B, 29.49%, 2/05/25 .. 5 5
991805103.UG.FTS.B, 29.49%, 2/05/25 .. 150 153
991805106.UG.FTS.B, 29.49%, 2/05/25 .. 481 485
991808492.UG.FTS.B, 29.49%, 2/05/25 .. 284 287
991810808.UG.FTS.B, 29.49%, 2/05/25 .. 388 396
991811197.UG.FTS.B, 29.49%, 2/05/25 .. 329 331
991811424.UG.FTS.B, 29.49%, 2/05/25 .. 733 739
991812577.UG.FTS.B, 29.49%, 2/05/25 .. 163 167
991812942.UG.FTS.B, 29.49%, 2/05/25 .. 73 74
991813031.UG.FTS.B, 29.49%, 2/05/25 .. 19 19
991813904.UG.FTS.B, 29.49%, 2/05/25 .. 26 26
991814320.UG.FTS.B, 29.49%, 2/05/25 .. 435 444
991814652.UG.FTS.B, 29.49%, 2/05/25 .. 107 109
991814933.UG.FTS.B, 29.49%, 2/05/25 .. 210 211
991815312.UG.FTS.B, 29.49%, 2/05/25 .. 328 335
991815686.UG.FTS.B, 29.49%, 2/05/25 .. 157 160
991816202.UG.FTS.B, 29.49%, 2/05/25 .. 49 50
991817091.UG.FTS.B, 29.49%, 2/05/25 .. 68 69
991817172.UG.FTS.B, 29.49%, 2/05/25 .. 16 16
991819334.UG.FTS.B, 29.49%, 2/05/25 .. 472 483
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991819739.UG.FTS.B, 29.49%, 2/05/25 .. $ 1,185 $ 1,209
991819909.UG.FTS.B, 29.49%, 2/05/25 .. 77 78
991820737.UG.FTS.B, 29.49%, 2/05/25 .. 249 249
991820976.UG.FTS.B, 29.49%, 2/05/25 .. 561 569
991822456.UG.FTS.B, 29.49%, 2/05/25 .. 110 77
991823481.UG.FTS.B, 29.49%, 2/05/25 .. 192 196
991826495.UG.FTS.B, 29.49%, 2/05/25 .. 85 85
991826970.UG.FTS.B, 29.49%, 2/05/25 .. 35 36
991827783.UG.FTS.B, 29.49%, 2/05/25 .. 118 118
991829299.UG.FTS.B, 29.49%, 2/05/25 .. 55 55
991830265.UG.FTS.B, 29.49%, 2/05/25 .. 29 29
991831731.UG.FTS.B, 29.49%, 2/05/25 .. 261 263
991834388.UG.FTS.B, 29.49%, 2/05/25 .. 281 286
991834538.UG.FTS.B, 29.49%, 2/05/25 .. 290 294
991839936.UG.FTS.B, 29.49%, 2/05/25 .. 507 498
991841623.UG.FTS.B, 29.49%, 2/05/25 .. 982 999
991841707.UG.FTS.B, 29.49%, 2/05/25 .. 30 30
991842723.UG.FTS.B, 29.49%, 2/05/25 .. 171 174
991844850.UG.FTS.B, 29.49%, 2/05/25 .. 144 147
991845675.UG.FTS.B, 29.49%, 2/05/25 .. 162 164
991847860.UG.FTS.B, 29.49%, 2/05/25 .. 196 196
991848236.UG.FTS.B, 29.49%, 2/05/25 .. 374 47
991850751.UG.FTS.B, 29.49%, 2/05/25 .. 277 282
991853314.UG.FTS.B, 29.49%, 2/05/25 .. 164 164
991856960.UG.FTS.B, 29.49%, 2/05/25 .. 46 46
991857355.UG.FTS.B, 29.49%, 2/05/25 .. 139 142
991857557.UG.FTS.B, 29.49%, 2/05/25 .. 127 129
991857721.UG.FTS.B, 29.49%, 2/05/25 .. 111 8
991857915.UG.FTS.B, 29.49%, 2/05/25 .. 540 542
991859078.UG.FTS.B, 29.49%, 2/05/25 .. 9 9
991860099.UG.FTS.B, 29.49%, 2/05/25 .. 164 161
991860989.UG.FTS.B, 29.49%, 2/05/25 .. 97 22
991862114.UG.FTS.B, 29.49%, 2/05/25 .. 46 15
991862214.UG.FTS.B, 29.49%, 2/05/25 .. 72 73
991863815.UG.FTS.B, 29.49%, 2/05/25 .. 295 62
991865130.UG.FTS.B, 29.49%, 2/05/25 .. 749 755
991865694.UG.FTS.B, 29.49%, 2/05/25 .. 193 196
991871757.UG.FTS.B, 29.49%, 2/05/25 .. 202 198
991872236.UG.FTS.B, 29.49%, 2/05/25 .. 310 316
991872516.UG.FTS.B, 29.49%, 2/05/25 .. 53 54
991872591.UG.FTS.B, 29.49%, 2/05/25 .. 231 233
991873339.UG.FTS.B, 29.49%, 2/05/25 .. 74 75
991875302.UG.FTS.B, 29.49%, 2/05/25 .. 140 141
991880803.UG.FTS.B, 29.49%, 2/05/25 .. 90 91
991883281.UG.FTS.B, 29.49%, 2/05/25 .. 183 183
991883714.UG.FTS.B, 29.49%, 2/05/25 .. 43 43
991884966.UG.FTS.B, 29.49%, 2/05/25 .. 321 322
991887118.UG.FTS.B, 29.49%, 2/05/25 .. 22 9
991887195.UG.FTS.B, 29.49%, 2/05/25 .. 113 112
991891596.UG.FTS.B, 29.49%, 2/05/25 .. 73 74
991891839.UG.FTS.B, 29.49%, 2/05/25 .. 20 20
991892017.UG.FTS.B, 29.49%, 2/05/25 .. 22 22
991896775.UG.FTS.B, 29.49%, 2/05/25 .. 143 143
991897943.UG.FTS.B, 29.49%, 2/05/25 .. 192 192
991898216.UG.FTS.B, 29.49%, 2/05/25 .. 294 61
991898315.UG.FTS.B, 29.49%, 2/05/25 .. 288 291
991899621.UG.FTS.B, 29.49%, 2/05/25 .. 127 82
991900161.UG.FTS.B, 29.49%, 2/05/25 .. 60 60

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
159
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991900261.UG.FTS.B, 29.49%, 2/05/25 .. $ 216 $ 216
991901118.UG.FTS.B, 29.49%, 2/05/25 .. 23 23
991902380.UG.FTS.B, 29.49%, 2/05/25 .. 63 64
991902591.UG.FTS.B, 29.49%, 2/05/25 .. 444 445
991904220.UG.FTS.B, 29.49%, 2/05/25 .. 37 37
991906360.UG.FTS.B, 29.49%, 2/05/25 .. 197 199
991906894.UG.FTS.B, 29.49%, 2/05/25 .. 336 336
991907497.UG.FTS.B, 29.49%, 2/05/25 .. 720 726
991907892.UG.FTS.B, 29.49%, 2/05/25 .. 324 324
991908115.UG.FTS.B, 29.49%, 2/05/25 .. 94 96
991908155.UG.FTS.B, 29.49%, 2/05/25 .. 327 326
991908665.UG.FTS.B, 29.49%, 2/05/25 .. 336 336
991909242.UG.FTS.B, 29.49%, 2/05/25 .. 50 50
991910346.UG.FTS.B, 29.49%, 2/05/25 .. 158 156
991915996.UG.FTS.B, 29.49%, 2/05/25 .. 24 24
991917308.UG.FTS.B, 29.49%, 2/05/25 .. 288 288
991917746.UG.FTS.B, 29.49%, 2/05/25 .. 179 179
991918114.UG.FTS.B, 29.49%, 2/05/25 .. 768 774
991919187.UG.FTS.B, 29.49%, 2/05/25 .. 281 283
991920123.UG.FTS.B, 29.49%, 2/05/25 .. 65 66
991920849.UG.FTS.B, 29.49%, 2/05/25 .. 214 137
991921228.UG.FTS.B, 29.49%, 2/05/25 .. 94 96
991923291.UG.FTS.B, 29.49%, 2/05/25 .. 67 68
991923888.UG.FTS.B, 29.49%, 2/05/25 .. 43 43
991924046.UG.FTS.B, 29.49%, 2/05/25 .. 33 33
991924454.UG.FTS.B, 29.49%, 2/05/25 .. 26 26
991925238.UG.FTS.B, 29.49%, 2/05/25 .. 111 110
991925421.UG.FTS.B, 29.49%, 2/05/25 .. 123 121
991927325.UG.FTS.B, 29.49%, 2/05/25 .. 42 42
991929728.UG.FTS.B, 29.49%, 2/05/25 .. 780 787
991931394.UG.FTS.B, 29.49%, 2/05/25 .. 235 236
991934337.UG.FTS.B, 29.49%, 2/05/25 .. 87 88
991936527.UG.FTS.B, 29.49%, 2/05/25 .. 43 44
991937008.UG.FTS.B, 29.49%, 2/05/25 .. 3,540 3,486
991937053.UG.FTS.B, 29.49%, 2/05/25 .. 479 482
991937470.UG.FTS.B, 29.49%, 2/05/25 .. 94 95
991938113.UG.FTS.B, 29.49%, 2/05/25 .. 479 483
991692513.UG.FTS.B, 29.99%, 2/05/25 .. 2,165 2,175
991822957.UG.FTS.B, 14%, 2/06/25 ..... 620 637
991945741.UG.FTS.B, 15.97%, 2/06/25 .. 558 570
991941061.UG.FTS.B, 17.99%, 2/06/25 .. 477 486
991700171.UG.FTS.B, 18.97%, 2/06/25 .. 697 715
991705387.UG.FTS.B, 18.97%, 2/06/25 .. 3,974 4,079
991710536.UG.FTS.B, 18.97%, 2/06/25 .. 855 878
991762048.UG.FTS.B, 18.97%, 2/06/25 .. 192 197
991789990.UG.FTS.B, 18.97%, 2/06/25 .. 815 837
991810503.UG.FTS.B, 18.97%, 2/06/25 .. 1,442 1,480
991811958.UG.FTS.B, 18.97%, 2/06/25 .. 18 18
991873192.UG.FTS.B, 18.97%, 2/06/25 .. 155 159
991699734.UG.FTS.B, 19.21%, 2/06/25 .. 343 352
991716319.UG.FTS.B, 19.21%, 2/06/25 .. 660 678
991786750.UG.FTS.B, 19.21%, 2/06/25 .. 252 258
991820502.UG.FTS.B, 19.21%, 2/06/25 .. 84 84
991854466.UG.FTS.B, 19.21%, 2/06/25 .. 480 492
991883800.UG.FTS.B, 19.21%, 2/06/25 .. 1,382 1,407
991924133.UG.FTS.B, 19.21%, 2/06/25 .. 88 90
991701533.UG.FTS.B, 19.8%, 2/06/25 ... 384 394
991710752.UG.FTS.B, 19.8%, 2/06/25 ... 525 538
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991721799.UG.FTS.B, 19.8%, 2/06/25 ... $ 1,346 $ 1,364
991723663.UG.FTS.B, 19.8%, 2/06/25 ... 1,035 1,061
991724397.UG.FTS.B, 19.8%, 2/06/25 ... 139 140
991724990.UG.FTS.B, 19.8%, 2/06/25 ... 180 184
991725148.UG.FTS.B, 19.8%, 2/06/25 ... 103 106
991734064.UG.FTS.B, 19.8%, 2/06/25 ... 3,008 1,861
991754615.UG.FTS.B, 19.8%, 2/06/25 ... 16 16
991689655.UG.FTS.B, 19.99%, 2/06/25 .. 1,405 1,434
991698898.UG.FTS.B, 19.99%, 2/06/25 .. 1,861 1,901
991701103.UG.FTS.B, 19.99%, 2/06/25 .. 197 14
991701760.UG.FTS.B, 19.99%, 2/06/25 .. 94 96
991708325.UG.FTS.B, 19.99%, 2/06/25 .. 73 72
991709462.UG.FTS.B, 19.99%, 2/06/25 .. 27 27
991710118.UG.FTS.B, 19.99%, 2/06/25 .. 499 36
991711306.UG.FTS.B, 19.99%, 2/06/25 .. 116 118
991716026.UG.FTS.B, 19.99%, 2/06/25 .. 43 37
991719166.UG.FTS.B, 19.99%, 2/06/25 .. 1,985 2,011
991725114.UG.FTS.B, 19.99%, 2/06/25 .. 473 483
991725688.UG.FTS.B, 19.99%, 2/06/25 .. 75 76
991742036.UG.FTS.B, 19.99%, 2/06/25 .. 243 240
991743474.UG.FTS.B, 19.99%, 2/06/25 .. 1,887 1,912
991747737.UG.FTS.B, 19.99%, 2/06/25 .. 605 43
991748014.UG.FTS.B, 19.99%, 2/06/25 .. 101 100
991752021.UG.FTS.B, 19.99%, 2/06/25 .. 419 428
991755348.UG.FTS.B, 19.99%, 2/06/25 .. 145 148
991767533.UG.FTS.B, 19.99%, 2/06/25 .. 119 121
991780291.UG.FTS.B, 19.99%, 2/06/25 .. 4 3
991802156.UG.FTS.B, 19.99%, 2/06/25 .. 963 984
991853035.UG.FTS.B, 19.99%, 2/06/25 .. 531 531
991883651.UG.FTS.B, 19.99%, 2/06/25 .. 24 24
991919722.UG.FTS.B, 19.99%, 2/06/25 .. 72 73
991938218.UG.FTS.B, 19.99%, 2/06/25 .. 860 868
991710953.UG.FTS.B, 20.46%, 2/06/25 .. 182 186
991712370.UG.FTS.B, 20.46%, 2/06/25 .. 160 164
991713629.UG.FTS.B, 20.46%, 2/06/25 .. 2,821 2,891
991714002.UG.FTS.B, 20.46%, 2/06/25 .. 1,002 1,027
991720350.UG.FTS.B, 20.46%, 2/06/25 .. 290 298
991721249.UG.FTS.B, 20.46%, 2/06/25 .. 242 248
991754233.UG.FTS.B, 20.46%, 2/06/25 .. 236 241
991784049.UG.FTS.B, 20.46%, 2/06/25 .. 9,643 9,880
991788979.UG.FTS.B, 20.46%, 2/06/25 .. 6 6
991801256.UG.FTS.B, 20.46%, 2/06/25 .. 578 592
991829259.UG.FTS.B, 20.46%, 2/06/25 .. 249 255
991855217.UG.FTS.B, 20.46%, 2/06/25 .. 1,847 1,892
991863415.UG.FTS.B, 20.46%, 2/06/25 .. 1,055 1,081
991879525.UG.FTS.B, 20.46%, 2/06/25 .. 72 73
991915062.UG.FTS.B, 20.46%, 2/06/25 .. 230 233
991718934.UG.FTS.B, 20.97%, 2/06/25 .. 389 400
991896452.UG.FTS.B, 20.97%, 2/06/25 .. 1,915 1,943
991918010.UG.FTS.B, 20.97%, 2/06/25 .. 92 94
991699332.UG.FTS.B, 21.46%, 2/06/25 .. 1,327 1,357
991714495.UG.FTS.B, 21.46%, 2/06/25 .. 138 141
991728603.UG.FTS.B, 21.46%, 2/06/25 .. 62 64
991746397.UG.FTS.B, 21.46%, 2/06/25 .. 287 288
991751167.UG.FTS.B, 21.46%, 2/06/25 .. 61 62
991804022.UG.FTS.B, 21.46%, 2/06/25 .. 670 673
991820455.UG.FTS.B, 21.46%, 2/06/25 .. 466 476
991860678.UG.FTS.B, 21.46%, 2/06/25 .. 162 165

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
160
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991907835.UG.FTS.B, 21.46%, 2/06/25 .. $ 421 $ 426
991907895.UG.FTS.B, 21.97%, 2/06/25 .. 7,187 7,300
991726288.UG.FTS.B, 21.98%, 2/06/25 .. 248 254
991741410.UG.FTS.B, 21.98%, 2/06/25 .. 416 424
991773383.UG.FTS.B, 21.98%, 2/06/25 .. 722 738
991792953.UG.FTS.B, 21.98%, 2/06/25 .. 4,853 4,985
991807809.UG.FTS.B, 21.98%, 2/06/25 .. 3,671 3,701
991845918.UG.FTS.B, 21.98%, 2/06/25 .. 477 480
991869067.UG.FTS.B, 21.98%, 2/06/25 .. 979 1,001
991922957.UG.FTS.B, 21.98%, 2/06/25 .. 288 291
991793250.UG.FTS.B, 22.95%, 2/06/25 .. 509 100
991713412.UG.FTS.B, 22.97%, 2/06/25 .. 76 77
991730286.UG.FTS.B, 22.97%, 2/06/25 .. 4,833 4,938
991768595.UG.FTS.B, 22.97%, 2/06/25 .. 102 104
991871370.UG.FTS.B, 22.97%, 2/06/25 .. 7,925 8,093
991897550.UG.FTS.B, 22.97%, 2/06/25 .. 1,198 1,211
991927310.UG.FTS.B, 22.97%, 2/06/25 .. 83 85
991740335.UG.FTS.B, 23.95%, 2/06/25 .. 1,223 1,246
991769602.UG.FTS.B, 23.95%, 2/06/25 .. 1,440 1,468
991773651.UG.FTS.B, 23.95%, 2/06/25 .. 726 741
991793223.UG.FTS.B, 23.95%, 2/06/25 .. 777 784
991916415.UG.FTS.B, 23.95%, 2/06/25 .. 54 55
991936216.UG.FTS.B, 23.95%, 2/06/25 .. 99 100
991700777.UG.FTS.B, 24.95%, 2/06/25 .. 31 2
991892879.UG.FTS.B, 25.94%, 2/06/25 .. 75 76
991921415.UG.FTS.B, 25.95%, 2/06/25 .. 17 17
991699886.UG.FTS.B, 26.94%, 2/06/25 .. 340 346
991832916.UG.FTS.B, 26.94%, 2/06/25 .. 700 458
991704319.UG.FTS.B, 27.95%, 2/06/25 .. 2 2
991733615.UG.FTS.B, 27.95%, 2/06/25 .. 1,822 1,861
991690190.UG.FTS.B, 27.99%, 2/06/25 .. 2,933 3,008
991703334.UG.FTS.B, 27.99%, 2/06/25 .. 454 464
991714465.UG.FTS.B, 27.99%, 2/06/25 .. 49 49
991759445.UG.FTS.B, 27.99%, 2/06/25 .. 323 329
991765902.UG.FTS.B, 27.99%, 2/06/25 .. 1,013 1,034
991803764.UG.FTS.B, 27.99%, 2/06/25 .. 9 9
991830443.UG.FTS.B, 27.99%, 2/06/25 .. 169 172
991842368.UG.FTS.B, 27.99%, 2/06/25 .. 279 180
991851167.UG.FTS.B, 27.99%, 2/06/25 .. 95 96
991691439.UG.FTS.B, 28.98%, 2/06/25 .. 1,406 1,409
991691947.UG.FTS.B, 28.98%, 2/06/25 .. 1,996 1,288
991698769.UG.FTS.B, 28.98%, 2/06/25 .. 1,200 1,227
991699324.UG.FTS.B, 28.98%, 2/06/25 .. 91 90
991699864.UG.FTS.B, 28.98%, 2/06/25 .. 2,516 2,571
991699874.UG.FTS.B, 28.98%, 2/06/25 .. 38 38
991700105.UG.FTS.B, 28.98%, 2/06/25 .. 136 139
991700313.UG.FTS.B, 28.98%, 2/06/25 .. 185 189
991700622.UG.FTS.B, 28.98%, 2/06/25 .. 243 248
991700935.UG.FTS.B, 28.98%, 2/06/25 .. 23 2
991701200.UG.FTS.B, 28.98%, 2/06/25 .. 125 128
991701698.UG.FTS.B, 28.98%, 2/06/25 .. 350 351
991701880.UG.FTS.B, 28.98%, 2/06/25 .. 310 316
991702034.UG.FTS.B, 28.98%, 2/06/25 .. 99 98
991702178.UG.FTS.B, 28.98%, 2/06/25 .. 132 135
991702303.UG.FTS.B, 28.98%, 2/06/25 .. 706 709
991702951.UG.FTS.B, 28.98%, 2/06/25 .. 3,722 3,805
991703127.UG.FTS.B, 28.98%, 2/06/25 .. 668 682
991703634.UG.FTS.B, 28.98%, 2/06/25 .. 383 390
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991704099.UG.FTS.B, 28.98%, 2/06/25 .. $ 314 $ 322
991704380.UG.FTS.B, 28.98%, 2/06/25 .. 890 910
991704892.UG.FTS.B, 28.98%, 2/06/25 .. 147 150
991705083.UG.FTS.B, 28.98%, 2/06/25 .. 130 133
991705630.UG.FTS.B, 28.98%, 2/06/25 .. 41 41
991705923.UG.FTS.B, 28.98%, 2/06/25 .. 303 309
991705947.UG.FTS.B, 28.98%, 2/06/25 .. 51 43
991706049.UG.FTS.B, 28.98%, 2/06/25 .. 233 234
991706436.UG.FTS.B, 28.98%, 2/06/25 .. 52 53
991706891.UG.FTS.B, 28.98%, 2/06/25 .. 113 116
991707488.UG.FTS.B, 28.98%, 2/06/25 .. 1,340 1,369
991707490.UG.FTS.B, 28.98%, 2/06/25 .. 352 359
991707890.UG.FTS.B, 28.98%, 2/06/25 .. 104 106
991707982.UG.FTS.B, 28.98%, 2/06/25 .. 116 8
991708571.UG.FTS.B, 28.98%, 2/06/25 .. 309 316
991708764.UG.FTS.B, 28.98%, 2/06/25 .. 39 3
991709000.UG.FTS.B, 28.98%, 2/06/25 .. 272 278
991709010.UG.FTS.B, 28.98%, 2/06/25 .. 664 678
991709238.UG.FTS.B, 28.98%, 2/06/25 .. 217 222
991710098.UG.FTS.B, 28.98%, 2/06/25 .. 151 154
991710180.UG.FTS.B, 28.98%, 2/06/25 .. 288 291
991710683.UG.FTS.B, 28.98%, 2/06/25 .. 42 42
991710809.UG.FTS.B, 28.98%, 2/06/25 .. 23 23
991711651.UG.FTS.B, 28.98%, 2/06/25 .. 160 164
991711745.UG.FTS.B, 28.98%, 2/06/25 .. 206 211
991712375.UG.FTS.B, 28.98%, 2/06/25 .. 343 347
991712875.UG.FTS.B, 28.98%, 2/06/25 .. 106 108
991713622.UG.FTS.B, 28.98%, 2/06/25 .. 300 307
991713874.UG.FTS.B, 28.98%, 2/06/25 .. 55 16
991715031.UG.FTS.B, 28.98%, 2/06/25 .. 88 90
991715578.UG.FTS.B, 28.98%, 2/06/25 .. 104 71
991715996.UG.FTS.B, 28.98%, 2/06/25 .. 21 21
991716099.UG.FTS.B, 28.98%, 2/06/25 .. 163 162
991716198.UG.FTS.B, 28.98%, 2/06/25 .. 80 79
991716238.UG.FTS.B, 28.98%, 2/06/25 .. 229 235
991716642.UG.FTS.B, 28.98%, 2/06/25 .. 79 80
991717052.UG.FTS.B, 28.98%, 2/06/25 .. 613 627
991717387.UG.FTS.B, 28.98%, 2/06/25 .. 21 21
991718117.UG.FTS.B, 28.98%, 2/06/25 .. 2,000 240
991718507.UG.FTS.B, 28.98%, 2/06/25 .. 284 291
991718999.UG.FTS.B, 28.98%, 2/06/25 .. 318 315
991719099.UG.FTS.B, 28.98%, 2/06/25 .. 1,417 1,445
991720359.UG.FTS.B, 28.98%, 2/06/25 .. 138 141
991722130.UG.FTS.B, 28.98%, 2/06/25 .. 488 499
991722251.UG.FTS.B, 28.98%, 2/06/25 .. 488 499
991723057.UG.FTS.B, 28.98%, 2/06/25 .. 1,760 1,805
991723854.UG.FTS.B, 28.98%, 2/06/25 .. 2,087 2,094
991724096.UG.FTS.B, 28.98%, 2/06/25 .. 232 237
991725784.UG.FTS.B, 28.98%, 2/06/25 .. 206 210
991725860.UG.FTS.B, 28.98%, 2/06/25 .. 112 114
991726289.UG.FTS.B, 28.98%, 2/06/25 .. 161 164
991726688.UG.FTS.B, 28.98%, 2/06/25 .. 121 124
991728368.UG.FTS.B, 28.98%, 2/06/25 .. 135 138
991728905.UG.FTS.B, 28.98%, 2/06/25 .. 747 746
991728916.UG.FTS.B, 28.98%, 2/06/25 .. 210 213
991729001.UG.FTS.B, 28.98%, 2/06/25 .. 100 102
991729192.UG.FTS.B, 28.98%, 2/06/25 .. 813 830
991729499.UG.FTS.B, 28.98%, 2/06/25 .. 114 117

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
161
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991729721.UG.FTS.B, 28.98%, 2/06/25 .. $ 490 $ 495
991731064.UG.FTS.B, 28.98%, 2/06/25 .. 166 170
991731987.UG.FTS.B, 28.98%, 2/06/25 .. 388 392
991732224.UG.FTS.B, 28.98%, 2/06/25 .. 1,363 1,367
991733686.UG.FTS.B, 28.98%, 2/06/25 .. 230 235
991734751.UG.FTS.B, 28.98%, 2/06/25 .. 1,398 1,417
991734815.UG.FTS.B, 28.98%, 2/06/25 .. 287 293
991735985.UG.FTS.B, 28.98%, 2/06/25 .. 2,225 2,273
991736387.UG.FTS.B, 28.98%, 2/06/25 .. 159 159
991736719.UG.FTS.B, 28.98%, 2/06/25 .. 294 20
991736995.UG.FTS.B, 28.98%, 2/06/25 .. 113 116
991737065.UG.FTS.B, 28.98%, 2/06/25 .. 260 265
991737546.UG.FTS.B, 28.98%, 2/06/25 .. 560 567
991738197.UG.FTS.B, 28.98%, 2/06/25 .. 123 123
991738225.UG.FTS.B, 28.98%, 2/06/25 .. 207 134
991739880.UG.FTS.B, 28.98%, 2/06/25 .. 195 200
991740319.UG.FTS.B, 28.98%, 2/06/25 .. 678 696
991740410.UG.FTS.B, 28.98%, 2/06/25 .. 195 199
991741472.UG.FTS.B, 28.98%, 2/06/25 .. 267 272
991742233.UG.FTS.B, 28.98%, 2/06/25 .. 20 20
991742281.UG.FTS.B, 28.98%, 2/06/25 .. 266 268
991742629.UG.FTS.B, 28.98%, 2/06/25 .. 1,184 248
991743323.UG.FTS.B, 28.98%, 2/06/25 .. 168 172
991743445.UG.FTS.B, 28.98%, 2/06/25 .. 261 267
991743488.UG.FTS.B, 28.98%, 2/06/25 .. 0 0
991744380.UG.FTS.B, 28.98%, 2/06/25 .. 551 548
991744500.UG.FTS.B, 28.98%, 2/06/25 .. 107 108
991745127.UG.FTS.B, 28.98%, 2/06/25 .. 51 50
991745719.UG.FTS.B, 28.98%, 2/06/25 .. 360 368
991746697.UG.FTS.B, 28.98%, 2/06/25 .. 1,328 1,357
991748713.UG.FTS.B, 28.98%, 2/06/25 .. 2,735 2,796
991749171.UG.FTS.B, 28.98%, 2/06/25 .. 1,602 1,624
991750190.UG.FTS.B, 28.98%, 2/06/25 .. 1,637 1,616
991750900.UG.FTS.B, 28.98%, 2/06/25 .. 55 45
991751750.UG.FTS.B, 28.98%, 2/06/25 .. 336 338
991752424.UG.FTS.B, 28.98%, 2/06/25 .. 162 165
991752920.UG.FTS.B, 28.98%, 2/06/25 .. 77 77
991753253.UG.FTS.B, 28.98%, 2/06/25 .. 387 396
991753935.UG.FTS.B, 28.98%, 2/06/25 .. 703 709
991754437.UG.FTS.B, 28.98%, 2/06/25 .. 364 372
991755479.UG.FTS.B, 28.98%, 2/06/25 .. 406 415
991756671.UG.FTS.B, 28.98%, 2/06/25 .. 1,589 1,598
991756880.UG.FTS.B, 28.98%, 2/06/25 .. 2,097 2,107
991756884.UG.FTS.B, 28.98%, 2/06/25 .. 346 353
991757545.UG.FTS.B, 28.98%, 2/06/25 .. 203 208
991758045.UG.FTS.B, 28.98%, 2/06/25 .. 810 828
991758100.UG.FTS.B, 28.98%, 2/06/25 .. 89 91
991760146.UG.FTS.B, 28.98%, 2/06/25 .. 74 76
991760751.UG.FTS.B, 28.98%, 2/06/25 .. 35 35
991762162.UG.FTS.B, 28.98%, 2/06/25 .. 316 324
991762368.UG.FTS.B, 28.98%, 2/06/25 .. 360 367
991763442.UG.FTS.B, 28.98%, 2/06/25 .. 65 66
991764629.UG.FTS.B, 28.98%, 2/06/25 .. 71 72
991765550.UG.FTS.B, 28.98%, 2/06/25 .. 22 22
991765700.UG.FTS.B, 28.98%, 2/06/25 .. 151 155
991766105.UG.FTS.B, 28.98%, 2/06/25 .. 543 555
991766220.UG.FTS.B, 28.98%, 2/06/25 .. 42 6
991766305.UG.FTS.B, 28.98%, 2/06/25 .. 532 544
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991766721.UG.FTS.B, 28.98%, 2/06/25 .. $ 1,291 $ 1,319
991769774.UG.FTS.B, 28.98%, 2/06/25 .. 18 19
991770800.UG.FTS.B, 28.98%, 2/06/25 .. 156 160
991773150.UG.FTS.B, 28.98%, 2/06/25 .. 122 124
991773209.UG.FTS.B, 28.98%, 2/06/25 .. 291 297
991773450.UG.FTS.B, 28.98%, 2/06/25 .. 1,355 1,384
991773829.UG.FTS.B, 28.98%, 2/06/25 .. 142 145
991776146.UG.FTS.B, 28.98%, 2/06/25 .. 266 272
991777528.UG.FTS.B, 28.98%, 2/06/25 .. 1,337 1,366
991779405.UG.FTS.B, 28.98%, 2/06/25 .. 137 139
991780600.UG.FTS.B, 28.98%, 2/06/25 .. 16 16
991781129.UG.FTS.B, 28.98%, 2/06/25 .. 97 21
991787120.UG.FTS.B, 28.98%, 2/06/25 .. 29 29
991787293.UG.FTS.B, 28.98%, 2/06/25 .. 155 156
991790950.UG.FTS.B, 28.98%, 2/06/25 .. 1,412 1,442
991793041.UG.FTS.B, 28.98%, 2/06/25 .. 51 52
991794977.UG.FTS.B, 28.98%, 2/06/25 .. 115 117
991795976.UG.FTS.B, 28.98%, 2/06/25 .. 119 122
991797878.UG.FTS.B, 28.98%, 2/06/25 .. 232 237
991800465.UG.FTS.B, 28.98%, 2/06/25 .. 8 8
991805892.UG.FTS.B, 28.98%, 2/06/25 .. 287 293
991811061.UG.FTS.B, 28.98%, 2/06/25 .. 1,451 1,483
991813823.UG.FTS.B, 28.98%, 2/06/25 .. 199 203
991815125.UG.FTS.B, 28.98%, 2/06/25 .. 1,517 1,531
991815323.UG.FTS.B, 28.98%, 2/06/25 .. 120 123
991815975.UG.FTS.B, 28.98%, 2/06/25 .. 569 581
991817047.UG.FTS.B, 28.98%, 2/06/25 .. 896 915
991817713.UG.FTS.B, 28.98%, 2/06/25 .. 959 975
991818846.UG.FTS.B, 28.98%, 2/06/25 .. 11 11
991820156.UG.FTS.B, 28.98%, 2/06/25 .. 1,013 211
991823294.UG.FTS.B, 28.98%, 2/06/25 .. 362 369
991823324.UG.FTS.B, 28.98%, 2/06/25 .. 1,960 1,964
991826493.UG.FTS.B, 28.98%, 2/06/25 .. 128 129
991826871.UG.FTS.B, 28.98%, 2/06/25 .. 50 51
991830029.UG.FTS.B, 28.98%, 2/06/25 .. 31 32
991832318.UG.FTS.B, 28.98%, 2/06/25 .. 136 139
991832752.UG.FTS.B, 28.98%, 2/06/25 .. 725 741
991834196.UG.FTS.B, 28.98%, 2/06/25 .. 196 198
991835706.UG.FTS.B, 28.98%, 2/06/25 .. 484 494
991836050.UG.FTS.B, 28.98%, 2/06/25 .. 290 296
991836125.UG.FTS.B, 28.98%, 2/06/25 .. 923 943
991836302.UG.FTS.B, 28.98%, 2/06/25 .. 595 72
991837625.UG.FTS.B, 28.98%, 2/06/25 .. 187 187
991839546.UG.FTS.B, 28.98%, 2/06/25 .. 31 32
991842664.UG.FTS.B, 28.98%, 2/06/25 .. 189 193
991846276.UG.FTS.B, 28.98%, 2/06/25 .. 94 96
991848649.UG.FTS.B, 28.98%, 2/06/25 .. 26 26
991850883.UG.FTS.B, 28.98%, 2/06/25 .. 483 493
991851940.UG.FTS.B, 28.98%, 2/06/25 .. 47 47
991852569.UG.FTS.B, 28.98%, 2/06/25 .. 98 100
991854897.UG.FTS.B, 28.98%, 2/06/25 .. 700 715
991855239.UG.FTS.B, 28.98%, 2/06/25 .. 803 802
991857509.UG.FTS.B, 28.98%, 2/06/25 .. 207 209
991861556.UG.FTS.B, 28.98%, 2/06/25 .. 204 206
991862138.UG.FTS.B, 28.98%, 2/06/25 .. 43 44
991862443.UG.FTS.B, 28.98%, 2/06/25 .. 146 149
991862866.UG.FTS.B, 28.98%, 2/06/25 .. 3,825 3,861
991863321.UG.FTS.B, 28.98%, 2/06/25 .. 289 296

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
162
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991866284.UG.FTS.B, 28.98%, 2/06/25 .. $ 17 $ 18
991867036.UG.FTS.B, 28.98%, 2/06/25 .. 76 77
991867184.UG.FTS.B, 28.98%, 2/06/25 .. 137 140
991868227.UG.FTS.B, 28.98%, 2/06/25 .. 829 847
991868577.UG.FTS.B, 28.98%, 2/06/25 .. 269 274
991871855.UG.FTS.B, 28.98%, 2/06/25 .. 133 136
991872075.UG.FTS.B, 28.98%, 2/06/25 .. 675 681
991878519.UG.FTS.B, 28.98%, 2/06/25 .. 87 88
991882701.UG.FTS.B, 28.98%, 2/06/25 .. 240 50
991883958.UG.FTS.B, 28.98%, 2/06/25 .. 16 16
991885361.UG.FTS.B, 28.98%, 2/06/25 .. 5 5
991890027.UG.FTS.B, 28.98%, 2/06/25 .. 7 7
991893183.UG.FTS.B, 28.98%, 2/06/25 .. 42 43
991896380.UG.FTS.B, 28.98%, 2/06/25 .. 7,205 7,179
991908332.UG.FTS.B, 28.98%, 2/06/25 .. 63 64
991910683.UG.FTS.B, 28.98%, 2/06/25 .. 94 95
991912584.UG.FTS.B, 28.98%, 2/06/25 .. 480 485
991914850.UG.FTS.B, 28.98%, 2/06/25 .. 272 274
991917174.UG.FTS.B, 28.98%, 2/06/25 .. 244 51
991917177.UG.FTS.B, 28.98%, 2/06/25 .. 288 291
991917185.UG.FTS.B, 28.98%, 2/06/25 .. 221 220
991917660.UG.FTS.B, 28.98%, 2/06/25 .. 960 969
991919417.UG.FTS.B, 28.98%, 2/06/25 .. 184 185
991926157.UG.FTS.B, 28.98%, 2/06/25 .. 258 261
991928832.UG.FTS.B, 28.98%, 2/06/25 .. 144 146
991930551.UG.FTS.B, 28.98%, 2/06/25 .. 431 435
991933531.UG.FTS.B, 28.98%, 2/06/25 .. 69 71
991934063.UG.FTS.B, 28.98%, 2/06/25 .. 103 105
991704035.UG.FTS.B, 29.45%, 2/06/25 .. 288 191
991742902.UG.FTS.B, 29.45%, 2/06/25 .. 582 596
991848757.UG.FTS.B, 29.45%, 2/06/25 .. 2,877 1,907
991781925.UG.FTS.B, 29.46%, 2/06/25 .. 200 203
991795249.UG.FTS.B, 29.46%, 2/06/25 .. 164 167
991712510.UG.FTS.B, 29.47%, 2/06/25 .. 347 354
991734284.UG.FTS.B, 29.48%, 2/06/25 .. 106 13
991830702.UG.FTS.B, 29.48%, 2/06/25 .. 175 179
991689915.UG.FTS.B, 29.49%, 2/06/25 .. 130 128
991690486.UG.FTS.B, 29.49%, 2/06/25 .. 1,482 1,483
991690939.UG.FTS.B, 29.49%, 2/06/25 .. 1,436 1,462
991699172.UG.FTS.B, 29.49%, 2/06/25 .. 732 750
991699796.UG.FTS.B, 29.49%, 2/06/25 .. 123 125
991700095.UG.FTS.B, 29.49%, 2/06/25 .. 325 331
991700490.UG.FTS.B, 29.49%, 2/06/25 .. 173 22
991700916.UG.FTS.B, 29.49%, 2/06/25 .. 1,590 1,624
991700980.UG.FTS.B, 29.49%, 2/06/25 .. 649 649
991701070.UG.FTS.B, 29.49%, 2/06/25 .. 112 114
991701181.UG.FTS.B, 29.49%, 2/06/25 .. 321 323
991701366.UG.FTS.B, 29.49%, 2/06/25 .. 749 764
991701414.UG.FTS.B, 29.49%, 2/06/25 .. 965 985
991701826.UG.FTS.B, 29.49%, 2/06/25 .. 33 33
991701842.UG.FTS.B, 29.49%, 2/06/25 .. 219 219
991702235.UG.FTS.B, 29.49%, 2/06/25 .. 68 69
991702389.UG.FTS.B, 29.49%, 2/06/25 .. 13 13
991702407.UG.FTS.B, 29.49%, 2/06/25 .. 80 81
991702911.UG.FTS.B, 29.49%, 2/06/25 .. 471 474
991703608.UG.FTS.B, 29.49%, 2/06/25 .. 624 635
991704077.UG.FTS.B, 29.49%, 2/06/25 .. 22 3
991704096.UG.FTS.B, 29.49%, 2/06/25 .. 297 298
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991704162.UG.FTS.B, 29.49%, 2/06/25 .. $ 675 $ 687
991704419.UG.FTS.B, 29.49%, 2/06/25 .. 331 338
991704540.UG.FTS.B, 29.49%, 2/06/25 .. 194 196
991704708.UG.FTS.B, 29.49%, 2/06/25 .. 344 352
991705336.UG.FTS.B, 29.49%, 2/06/25 .. 556 565
991705352.UG.FTS.B, 29.49%, 2/06/25 .. 149 152
991705514.UG.FTS.B, 29.49%, 2/06/25 .. 321 21
991705729.UG.FTS.B, 29.49%, 2/06/25 .. 198 202
991706683.UG.FTS.B, 29.49%, 2/06/25 .. 168 171
991707173.UG.FTS.B, 29.49%, 2/06/25 .. 29 30
991707371.UG.FTS.B, 29.49%, 2/06/25 .. 296 298
991707381.UG.FTS.B, 29.49%, 2/06/25 .. 400 403
991707701.UG.FTS.B, 29.49%, 2/06/25 .. 147 10
991707856.UG.FTS.B, 29.49%, 2/06/25 .. 262 263
991707874.UG.FTS.B, 29.49%, 2/06/25 .. 81 6
991708109.UG.FTS.B, 29.49%, 2/06/25 .. 205 210
991708178.UG.FTS.B, 29.49%, 2/06/25 .. 538 550
991708283.UG.FTS.B, 29.49%, 2/06/25 .. 115 118
991708927.UG.FTS.B, 29.49%, 2/06/25 .. 255 258
991709014.UG.FTS.B, 29.49%, 2/06/25 .. 236 241
991709200.UG.FTS.B, 29.49%, 2/06/25 .. 224 227
991709403.UG.FTS.B, 29.49%, 2/06/25 .. 301 309
991709656.UG.FTS.B, 29.49%, 2/06/25 .. 805 822
991711919.UG.FTS.B, 29.49%, 2/06/25 .. 209 213
991712017.UG.FTS.B, 29.49%, 2/06/25 .. 478 488
991712333.UG.FTS.B, 29.49%, 2/06/25 .. 172 175
991712710.UG.FTS.B, 29.49%, 2/06/25 .. 551 38
991712745.UG.FTS.B, 29.49%, 2/06/25 .. 151 154
991713213.UG.FTS.B, 29.49%, 2/06/25 .. 22 23
991713234.UG.FTS.B, 29.49%, 2/06/25 .. 44 44
991713273.UG.FTS.B, 29.49%, 2/06/25 .. 2,142 2,138
991714038.UG.FTS.B, 29.49%, 2/06/25 .. 542 554
991714489.UG.FTS.B, 29.49%, 2/06/25 .. 288 294
991714501.UG.FTS.B, 29.49%, 2/06/25 .. 32 33
991714529.UG.FTS.B, 29.49%, 2/06/25 .. 289 292
991714895.UG.FTS.B, 29.49%, 2/06/25 .. 6 6
991715228.UG.FTS.B, 29.49%, 2/06/25 .. 261 266
991715596.UG.FTS.B, 29.49%, 2/06/25 .. 1,690 1,700
991715690.UG.FTS.B, 29.49%, 2/06/25 .. 141 9
991715711.UG.FTS.B, 29.49%, 2/06/25 .. 1,957 1,988
991716208.UG.FTS.B, 29.49%, 2/06/25 .. 365 371
991716894.UG.FTS.B, 29.49%, 2/06/25 .. 35 35
991717099.UG.FTS.B, 29.49%, 2/06/25 .. 89 90
991717494.UG.FTS.B, 29.49%, 2/06/25 .. 93 93
991717801.UG.FTS.B, 29.49%, 2/06/25 .. 30 30
991718002.UG.FTS.B, 29.49%, 2/06/25 .. 195 200
991719310.UG.FTS.B, 29.49%, 2/06/25 .. 558 569
991719419.UG.FTS.B, 29.49%, 2/06/25 .. 391 399
991719420.UG.FTS.B, 29.49%, 2/06/25 .. 489 499
991720196.UG.FTS.B, 29.49%, 2/06/25 .. 147 150
991721139.UG.FTS.B, 29.49%, 2/06/25 .. 293 299
991721483.UG.FTS.B, 29.49%, 2/06/25 .. 96 98
991721909.UG.FTS.B, 29.49%, 2/06/25 .. 161 163
991721992.UG.FTS.B, 29.49%, 2/06/25 .. 391 397
991723599.UG.FTS.B, 29.49%, 2/06/25 .. 117 119
991724717.UG.FTS.B, 29.49%, 2/06/25 .. 227 228
991724986.UG.FTS.B, 29.49%, 2/06/25 .. 58 59
991725507.UG.FTS.B, 29.49%, 2/06/25 .. 377 385

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
163
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991725736.UG.FTS.B, 29.49%, 2/06/25 .. $ 110 $ 112
991725769.UG.FTS.B, 29.49%, 2/06/25 .. 50 50
991725939.UG.FTS.B, 29.49%, 2/06/25 .. 42 14
991725959.UG.FTS.B, 29.49%, 2/06/25 .. 839 855
991726903.UG.FTS.B, 29.49%, 2/06/25 .. 9 9
991728154.UG.FTS.B, 29.49%, 2/06/25 .. 170 172
991728380.UG.FTS.B, 29.49%, 2/06/25 .. 271 276
991728473.UG.FTS.B, 29.49%, 2/06/25 .. 1,531 1,564
991729497.UG.FTS.B, 29.49%, 2/06/25 .. 59 60
991729831.UG.FTS.B, 29.49%, 2/06/25 .. 278 283
991730113.UG.FTS.B, 29.49%, 2/06/25 .. 288 293
991730563.UG.FTS.B, 29.49%, 2/06/25 .. 488 499
991731325.UG.FTS.B, 29.49%, 2/06/25 .. 736 749
991731574.UG.FTS.B, 29.49%, 2/06/25 .. 30 29
991734435.UG.FTS.B, 29.49%, 2/06/25 .. 160 163
991735284.UG.FTS.B, 29.49%, 2/06/25 .. 225 230
991735384.UG.FTS.B, 29.49%, 2/06/25 .. 444 455
991736261.UG.FTS.B, 29.49%, 2/06/25 .. 51 44
991736461.UG.FTS.B, 29.49%, 2/06/25 .. 1,316 1,340
991737002.UG.FTS.B, 29.49%, 2/06/25 .. 102 104
991737780.UG.FTS.B, 29.49%, 2/06/25 .. 126 128
991738035.UG.FTS.B, 29.49%, 2/06/25 .. 122 124
991738100.UG.FTS.B, 29.49%, 2/06/25 .. 421 52
991738990.UG.FTS.B, 29.49%, 2/06/25 .. 893 905
991739099.UG.FTS.B, 29.49%, 2/06/25 .. 143 141
991742896.UG.FTS.B, 29.49%, 2/06/25 .. 522 531
991743392.UG.FTS.B, 29.49%, 2/06/25 .. 227 150
991743460.UG.FTS.B, 29.49%, 2/06/25 .. 57 58
991744011.UG.FTS.B, 29.49%, 2/06/25 .. 406 280
991744447.UG.FTS.B, 29.49%, 2/06/25 .. 835 853
991744630.UG.FTS.B, 29.49%, 2/06/25 .. 86 87
991745817.UG.FTS.B, 29.49%, 2/06/25 .. 17 17
991746112.UG.FTS.B, 29.49%, 2/06/25 .. 699 713
991746825.UG.FTS.B, 29.49%, 2/06/25 .. 124 126
991746952.UG.FTS.B, 29.49%, 2/06/25 .. 400 406
991747607.UG.FTS.B, 29.49%, 2/06/25 .. 202 205
991749163.UG.FTS.B, 29.49%, 2/06/25 .. 112 114
991749942.UG.FTS.B, 29.49%, 2/06/25 .. 487 497
991750661.UG.FTS.B, 29.49%, 2/06/25 .. 1,271 1,294
991752731.UG.FTS.B, 29.49%, 2/06/25 .. 119 121
991752852.UG.FTS.B, 29.49%, 2/06/25 .. 401 268
991753304.UG.FTS.B, 29.49%, 2/06/25 .. 226 223
991753936.UG.FTS.B, 29.49%, 2/06/25 .. 67 66
991754744.UG.FTS.B, 29.49%, 2/06/25 .. 291 292
991755020.UG.FTS.B, 29.49%, 2/06/25 .. 7 6
991755326.UG.FTS.B, 29.49%, 2/06/25 .. 86 87
991755928.UG.FTS.B, 29.49%, 2/06/25 .. 285 287
991756090.UG.FTS.B, 29.49%, 2/06/25 .. 169 173
991757142.UG.FTS.B, 29.49%, 2/06/25 .. 536 544
991757240.UG.FTS.B, 29.49%, 2/06/25 .. 723 739
991757332.UG.FTS.B, 29.49%, 2/06/25 .. 237 233
991759224.UG.FTS.B, 29.49%, 2/06/25 .. 177 178
991759741.UG.FTS.B, 29.49%, 2/06/25 .. 397 403
991764353.UG.FTS.B, 29.49%, 2/06/25 .. 65 65
991765175.UG.FTS.B, 29.49%, 2/06/25 .. 208 212
991766314.UG.FTS.B, 29.49%, 2/06/25 .. 15 15
991766972.UG.FTS.B, 29.49%, 2/06/25 .. 104 106
991766995.UG.FTS.B, 29.49%, 2/06/25 .. 194 196
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991767120.UG.FTS.B, 29.49%, 2/06/25 .. $ 120 $ 122
991767625.UG.FTS.B, 29.49%, 2/06/25 .. 64 65
991767728.UG.FTS.B, 29.49%, 2/06/25 .. 224 228
991769688.UG.FTS.B, 29.49%, 2/06/25 .. 437 446
991769928.UG.FTS.B, 29.49%, 2/06/25 .. 491 502
991771068.UG.FTS.B, 29.49%, 2/06/25 .. 140 143
991772651.UG.FTS.B, 29.49%, 2/06/25 .. 973 980
991772871.UG.FTS.B, 29.49%, 2/06/25 .. 1,169 1,173
991774875.UG.FTS.B, 29.49%, 2/06/25 .. 96 97
991775565.UG.FTS.B, 29.49%, 2/06/25 .. 290 295
991775752.UG.FTS.B, 29.49%, 2/06/25 .. – –
991776118.UG.FTS.B, 29.49%, 2/06/25 .. 46 15
991781164.UG.FTS.B, 29.49%, 2/06/25 .. 90 92
991782029.UG.FTS.B, 29.49%, 2/06/25 .. 87 86
991782369.UG.FTS.B, 29.49%, 2/06/25 .. 190 23
991783769.UG.FTS.B, 29.49%, 2/06/25 .. 33 33
991784966.UG.FTS.B, 29.49%, 2/06/25 .. 72 73
991787239.UG.FTS.B, 29.49%, 2/06/25 .. 109 111
991788076.UG.FTS.B, 29.49%, 2/06/25 .. 47 15
991789710.UG.FTS.B, 29.49%, 2/06/25 .. 512 506
991791088.UG.FTS.B, 29.49%, 2/06/25 .. 71 71
991791167.UG.FTS.B, 29.49%, 2/06/25 .. 102 104
991793532.UG.FTS.B, 29.49%, 2/06/25 .. 777 793
991796673.UG.FTS.B, 29.49%, 2/06/25 .. 536 543
991797405.UG.FTS.B, 29.49%, 2/06/25 .. 137 139
991798596.UG.FTS.B, 29.49%, 2/06/25 .. 225 227
991800849.UG.FTS.B, 29.49%, 2/06/25 .. 96 97
991801191.UG.FTS.B, 29.49%, 2/06/25 .. 1,324 1,349
991801380.UG.FTS.B, 29.49%, 2/06/25 .. 440 29
991803989.UG.FTS.B, 29.49%, 2/06/25 .. 913 924
991804605.UG.FTS.B, 29.49%, 2/06/25 .. 188 185
991806859.UG.FTS.B, 29.49%, 2/06/25 .. 63 63
991808704.UG.FTS.B, 29.49%, 2/06/25 .. 64 64
991809701.UG.FTS.B, 29.49%, 2/06/25 .. 385 82
991812212.UG.FTS.B, 29.49%, 2/06/25 .. 186 187
991812264.UG.FTS.B, 29.49%, 2/06/25 .. 189 191
991812301.UG.FTS.B, 29.49%, 2/06/25 .. 116 116
991812574.UG.FTS.B, 29.49%, 2/06/25 .. 149 151
991815396.UG.FTS.B, 29.49%, 2/06/25 .. 171 175
991815674.UG.FTS.B, 29.49%, 2/06/25 .. 504 514
991816101.UG.FTS.B, 29.49%, 2/06/25 .. 217 221
991818985.UG.FTS.B, 29.49%, 2/06/25 .. 89 90
991820441.UG.FTS.B, 29.49%, 2/06/25 .. 1,588 1,621
991821554.UG.FTS.B, 29.49%, 2/06/25 .. 136 138
991825654.UG.FTS.B, 29.49%, 2/06/25 .. 231 236
991826190.UG.FTS.B, 29.49%, 2/06/25 .. 107 106
991826388.UG.FTS.B, 29.49%, 2/06/25 .. 51 52
991826917.UG.FTS.B, 29.49%, 2/06/25 .. 618 630
991827252.UG.FTS.B, 29.49%, 2/06/25 .. 119 82
991830903.UG.FTS.B, 29.49%, 2/06/25 .. 41 41
991834402.UG.FTS.B, 29.49%, 2/06/25 .. 140 143
991834986.UG.FTS.B, 29.49%, 2/06/25 .. 484 491
991835940.UG.FTS.B, 29.49%, 2/06/25 .. 201 204
991836161.UG.FTS.B, 29.49%, 2/06/25 .. 125 126
991836634.UG.FTS.B, 29.49%, 2/06/25 .. 286 288
991838708.UG.FTS.B, 29.49%, 2/06/25 .. 84 85
991842608.UG.FTS.B, 29.49%, 2/06/25 .. 201 201
991844028.UG.FTS.B, 29.49%, 2/06/25 .. 2,803 2,844

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
164
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991848072.UG.FTS.B, 29.49%, 2/06/25 .. $ 183 $ 187
991848612.UG.FTS.B, 29.49%, 2/06/25 .. 57 57
991848970.UG.FTS.B, 29.49%, 2/06/25 .. 228 153
991849574.UG.FTS.B, 29.49%, 2/06/25 .. 43 42
991849608.UG.FTS.B, 29.49%, 2/06/25 .. 3 3
991850107.UG.FTS.B, 29.49%, 2/06/25 .. 77 77
991852176.UG.FTS.B, 29.49%, 2/06/25 .. 145 148
991854157.UG.FTS.B, 29.49%, 2/06/25 .. 483 493
991855511.UG.FTS.B, 29.49%, 2/06/25 .. 79 80
991860077.UG.FTS.B, 29.49%, 2/06/25 .. 209 211
991862203.UG.FTS.B, 29.49%, 2/06/25 .. 86 85
991862795.UG.FTS.B, 29.49%, 2/06/25 .. 1,448 1,460
991863987.UG.FTS.B, 29.49%, 2/06/25 .. 1,444 1,432
991865117.UG.FTS.B, 29.49%, 2/06/25 .. 434 442
991865504.UG.FTS.B, 29.49%, 2/06/25 .. 64 64
991865882.UG.FTS.B, 29.49%, 2/06/25 .. 42 43
991868467.UG.FTS.B, 29.49%, 2/06/25 .. 49 50
991869807.UG.FTS.B, 29.49%, 2/06/25 .. 171 174
991869815.UG.FTS.B, 29.49%, 2/06/25 .. 33 33
991870095.UG.FTS.B, 29.49%, 2/06/25 .. 901 895
991870451.UG.FTS.B, 29.49%, 2/06/25 .. 133 134
991871207.UG.FTS.B, 29.49%, 2/06/25 .. 885 902
991872608.UG.FTS.B, 29.49%, 2/06/25 .. 906 900
991873395.UG.FTS.B, 29.49%, 2/06/25 .. 79 79
991873746.UG.FTS.B, 29.49%, 2/06/25 .. 86 86
991874981.UG.FTS.B, 29.49%, 2/06/25 .. 341 226
991875332.UG.FTS.B, 29.49%, 2/06/25 .. 177 180
991877935.UG.FTS.B, 29.49%, 2/06/25 .. 70 71
991881388.UG.FTS.B, 29.49%, 2/06/25 .. 90 21
991886716.UG.FTS.B, 29.49%, 2/06/25 .. 138 139
991887900.UG.FTS.B, 29.49%, 2/06/25 .. 55 55
991892060.UG.FTS.B, 29.49%, 2/06/25 .. 475 57
991895260.UG.FTS.B, 29.49%, 2/06/25 .. 577 582
991896068.UG.FTS.B, 29.49%, 2/06/25 .. 95 96
991899452.UG.FTS.B, 29.49%, 2/06/25 .. 111 113
991904775.UG.FTS.B, 29.49%, 2/06/25 .. 109 111
991907617.UG.FTS.B, 29.49%, 2/06/25 .. 84 85
991908329.UG.FTS.B, 29.49%, 2/06/25 .. 307 311
991908415.UG.FTS.B, 29.49%, 2/06/25 .. 95 96
991909030.UG.FTS.B, 29.49%, 2/06/25 .. 5 5
991910134.UG.FTS.B, 29.49%, 2/06/25 .. 384 378
991910563.UG.FTS.B, 29.49%, 2/06/25 .. 4 4
991911250.UG.FTS.B, 29.49%, 2/06/25 .. 9 9
991914064.UG.FTS.B, 29.49%, 2/06/25 .. 117 25
991914065.UG.FTS.B, 29.49%, 2/06/25 .. 188 189
991915931.UG.FTS.B, 29.49%, 2/06/25 .. 81 80
991919465.UG.FTS.B, 29.49%, 2/06/25 .. 76 77
991921869.UG.FTS.B, 29.49%, 2/06/25 .. 45 45
991922466.UG.FTS.B, 29.49%, 2/06/25 .. 99 101
991924009.UG.FTS.B, 29.49%, 2/06/25 .. 13 13
991928851.UG.FTS.B, 29.49%, 2/06/25 .. 2,400 2,411
991930716.UG.FTS.B, 29.49%, 2/06/25 .. 32 32
991933771.UG.FTS.B, 29.49%, 2/06/25 .. 285 282
991934546.UG.FTS.B, 29.49%, 2/06/25 .. 174 172
991934635.UG.FTS.B, 29.49%, 2/06/25 .. 579 569
991936500.UG.FTS.B, 29.49%, 2/06/25 .. 31 31
991938491.UG.FTS.B, 29.49%, 2/06/25 .. 671 676
991736213.UG.FTS.B, 14.98%, 2/07/25 .. 492 503
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991738550.UG.FTS.B, 17.99%, 2/07/25 .. $ 468 $ 473
991860327.UG.FTS.B, 17.99%, 2/07/25 .. 1,200 1,222
991875162.UG.FTS.B, 17.99%, 2/07/25 .. 268 272
991884424.UG.FTS.B, 17.99%, 2/07/25 .. 467 473
991933227.UG.FTS.B, 17.99%, 2/07/25 .. 93 95
991729679.UG.FTS.B, 18.97%, 2/07/25 .. 540 554
991827281.UG.FTS.B, 18.97%, 2/07/25 .. 138 141
991905123.UG.FTS.B, 18.97%, 2/07/25 .. 163 166
991708830.UG.FTS.B, 19.21%, 2/07/25 .. 637 652
991727309.UG.FTS.B, 19.21%, 2/07/25 .. 673 685
991748413.UG.FTS.B, 19.21%, 2/07/25 .. 895 916
991748517.UG.FTS.B, 19.21%, 2/07/25 .. 483 495
991751239.UG.FTS.B, 19.21%, 2/07/25 .. 294 301
991770029.UG.FTS.B, 19.21%, 2/07/25 .. 174 179
991783290.UG.FTS.B, 19.21%, 2/07/25 .. 380 390
991799688.UG.FTS.B, 19.21%, 2/07/25 .. 0 0
991818350.UG.FTS.B, 19.21%, 2/07/25 .. 35 35
991874943.UG.FTS.B, 19.21%, 2/07/25 .. 297 302
991924115.UG.FTS.B, 19.21%, 2/07/25 .. 121 124
991774364.UG.FTS.B, 19.8%, 2/07/25 ... 1,068 1,071
991834369.UG.FTS.B, 19.8%, 2/07/25 ... 481 493
991867288.UG.FTS.B, 19.8%, 2/07/25 ... 26 26
991898141.UG.FTS.B, 19.8%, 2/07/25 ... 478 486
991875028.UG.FTS.B, 19.97%, 2/07/25 .. 25 26
991706099.UG.FTS.B, 19.99%, 2/07/25 .. 31 31
991733738.UG.FTS.B, 19.99%, 2/07/25 .. 117 119
991740094.UG.FTS.B, 19.99%, 2/07/25 .. 242 247
991744988.UG.FTS.B, 19.99%, 2/07/25 .. 702 709
991751600.UG.FTS.B, 19.99%, 2/07/25 .. 15 15
991766821.UG.FTS.B, 19.99%, 2/07/25 .. 274 280
991769088.UG.FTS.B, 19.99%, 2/07/25 .. 9 9
991783186.UG.FTS.B, 19.99%, 2/07/25 .. 571 576
991790462.UG.FTS.B, 19.99%, 2/07/25 .. 85 20
991808111.UG.FTS.B, 19.99%, 2/07/25 .. 68 70
991810153.UG.FTS.B, 19.99%, 2/07/25 .. 193 197
991821055.UG.FTS.B, 19.99%, 2/07/25 .. 177 181
991849041.UG.FTS.B, 19.99%, 2/07/25 .. 36 36
991856601.UG.FTS.B, 19.99%, 2/07/25 .. 439 449
991902788.UG.FTS.B, 19.99%, 2/07/25 .. 45 46
991929262.UG.FTS.B, 19.99%, 2/07/25 .. 139 140
991929426.UG.FTS.B, 19.99%, 2/07/25 .. 1,182 1,194
991929766.UG.FTS.B, 19.99%, 2/07/25 .. 207 209
991770272.UG.FTS.B, 20.46%, 2/07/25 .. 676 692
991868003.UG.FTS.B, 20.46%, 2/07/25 .. 330 338
991721745.UG.FTS.B, 20.97%, 2/07/25 .. 194 198
991705613.UG.FTS.B, 21.46%, 2/07/25 .. 173 173
991714732.UG.FTS.B, 21.46%, 2/07/25 .. 65 66
991758807.UG.FTS.B, 21.46%, 2/07/25 .. 131 134
991922854.UG.FTS.B, 21.46%, 2/07/25 .. 83 84
991711288.UG.FTS.B, 21.98%, 2/07/25 .. 226 230
991715117.UG.FTS.B, 21.98%, 2/07/25 .. 712 728
991724052.UG.FTS.B, 21.98%, 2/07/25 .. 627 640
991794656.UG.FTS.B, 21.98%, 2/07/25 .. 463 467
991802598.UG.FTS.B, 21.98%, 2/07/25 .. 2,311 2,373
991843735.UG.FTS.B, 21.98%, 2/07/25 .. 577 590
991736467.UG.FTS.B, 22.97%, 2/07/25 .. 477 487
991721816.UG.FTS.B, 23.95%, 2/07/25 .. 330 39
991772252.UG.FTS.B, 23.95%, 2/07/25 .. 1,937 1,976

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
165
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991792213.UG.FTS.B, 23.95%, 2/07/25 .. $ 9,674 $ 9,869
991802775.UG.FTS.B, 24.95%, 2/07/25 .. 5 5
991762975.UG.FTS.B, 25.95%, 2/07/25 .. 492 502
991772013.UG.FTS.B, 26.94%, 2/07/25 .. 291 297
991709714.UG.FTS.B, 27.99%, 2/07/25 .. 89 91
991748191.UG.FTS.B, 27.99%, 2/07/25 .. 263 269
991785599.UG.FTS.B, 27.99%, 2/07/25 .. 806 806
991797259.UG.FTS.B, 27.99%, 2/07/25 .. 36 36
991800353.UG.FTS.B, 27.99%, 2/07/25 .. 113 116
991828120.UG.FTS.B, 27.99%, 2/07/25 .. 51 52
991841509.UG.FTS.B, 27.99%, 2/07/25 .. 6 6
991880949.UG.FTS.B, 27.99%, 2/07/25 .. 97 99
991901076.UG.FTS.B, 27.99%, 2/07/25 .. 491 487
991902001.UG.FTS.B, 27.99%, 2/07/25 .. 214 215
991697103.UG.FTS.B, 28.98%, 2/07/25 .. 554 562
991697441.UG.FTS.B, 28.98%, 2/07/25 .. 427 431
991705668.UG.FTS.B, 28.98%, 2/07/25 .. 47 47
991705793.UG.FTS.B, 28.98%, 2/07/25 .. 648 661
991705973.UG.FTS.B, 28.98%, 2/07/25 .. 234 239
991706644.UG.FTS.B, 28.98%, 2/07/25 .. 44 45
991706813.UG.FTS.B, 28.98%, 2/07/25 .. 534 546
991707116.UG.FTS.B, 28.98%, 2/07/25 .. 152 156
991707358.UG.FTS.B, 28.98%, 2/07/25 .. 139 142
991707661.UG.FTS.B, 28.98%, 2/07/25 .. 252 258
991707843.UG.FTS.B, 28.98%, 2/07/25 .. 172 175
991708677.UG.FTS.B, 28.98%, 2/07/25 .. 1,102 1,112
991708937.UG.FTS.B, 28.98%, 2/07/25 .. 253 256
991708989.UG.FTS.B, 28.98%, 2/07/25 .. 366 372
991709240.UG.FTS.B, 28.98%, 2/07/25 .. 73 75
991709343.UG.FTS.B, 28.98%, 2/07/25 .. 0 0
991710256.UG.FTS.B, 28.98%, 2/07/25 .. 84 84
991710280.UG.FTS.B, 28.98%, 2/07/25 .. 5 5
991710379.UG.FTS.B, 28.98%, 2/07/25 .. 315 322
991710718.UG.FTS.B, 28.98%, 2/07/25 .. 143 146
991710868.UG.FTS.B, 28.98%, 2/07/25 .. 268 274
991712303.UG.FTS.B, 28.98%, 2/07/25 .. 212 217
991712542.UG.FTS.B, 28.98%, 2/07/25 .. 104 106
991712781.UG.FTS.B, 28.98%, 2/07/25 .. 189 193
991712922.UG.FTS.B, 28.98%, 2/07/25 .. 160 164
991712958.UG.FTS.B, 28.98%, 2/07/25 .. 232 237
991714026.UG.FTS.B, 28.98%, 2/07/25 .. 156 155
991715098.UG.FTS.B, 28.98%, 2/07/25 .. 220 46
991716458.UG.FTS.B, 28.98%, 2/07/25 .. 123 125
991716650.UG.FTS.B, 28.98%, 2/07/25 .. 100 102
991716695.UG.FTS.B, 28.98%, 2/07/25 .. 796 167
991717074.UG.FTS.B, 28.98%, 2/07/25 .. 219 224
991717771.UG.FTS.B, 28.98%, 2/07/25 .. 423 432
991718206.UG.FTS.B, 28.98%, 2/07/25 .. 117 120
991719437.UG.FTS.B, 28.98%, 2/07/25 .. 1,466 1,500
991720672.UG.FTS.B, 28.98%, 2/07/25 .. 4,888 4,999
991722674.UG.FTS.B, 28.98%, 2/07/25 .. 157 161
991722877.UG.FTS.B, 28.98%, 2/07/25 .. 196 200
991724076.UG.FTS.B, 28.98%, 2/07/25 .. 117 120
991724273.UG.FTS.B, 28.98%, 2/07/25 .. 1,569 1,599
991724529.UG.FTS.B, 28.98%, 2/07/25 .. 1,835 1,875
991725039.UG.FTS.B, 28.98%, 2/07/25 .. 401 84
991727635.UG.FTS.B, 28.98%, 2/07/25 .. 310 317
991727947.UG.FTS.B, 28.98%, 2/07/25 .. 518 531
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991728955.UG.FTS.B, 28.98%, 2/07/25 .. $ 639 $ 650
991729541.UG.FTS.B, 28.98%, 2/07/25 .. 13 13
991731435.UG.FTS.B, 28.98%, 2/07/25 .. 244 250
991732874.UG.FTS.B, 28.98%, 2/07/25 .. 321 21
991733183.UG.FTS.B, 28.98%, 2/07/25 .. 76 75
991733251.UG.FTS.B, 28.98%, 2/07/25 .. 32 32
991733369.UG.FTS.B, 28.98%, 2/07/25 .. 96 98
991735485.UG.FTS.B, 28.98%, 2/07/25 .. 176 180
991737950.UG.FTS.B, 28.98%, 2/07/25 .. 3 3
991739386.UG.FTS.B, 28.98%, 2/07/25 .. 390 399
991740286.UG.FTS.B, 28.98%, 2/07/25 .. 976 998
991740991.UG.FTS.B, 28.98%, 2/07/25 .. 797 804
991743968.UG.FTS.B, 28.98%, 2/07/25 .. 558 570
991744414.UG.FTS.B, 28.98%, 2/07/25 .. 181 185
991747615.UG.FTS.B, 28.98%, 2/07/25 .. 683 698
991747846.UG.FTS.B, 28.98%, 2/07/25 .. 353 350
991748215.UG.FTS.B, 28.98%, 2/07/25 .. 25 25
991751480.UG.FTS.B, 28.98%, 2/07/25 .. 90 92
991753200.UG.FTS.B, 28.98%, 2/07/25 .. 48 48
991755398.UG.FTS.B, 28.98%, 2/07/25 .. 131 134
991755903.UG.FTS.B, 28.98%, 2/07/25 .. 265 271
991755938.UG.FTS.B, 28.98%, 2/07/25 .. 386 395
991757521.UG.FTS.B, 28.98%, 2/07/25 .. 63 64
991758513.UG.FTS.B, 28.98%, 2/07/25 .. 604 618
991760350.UG.FTS.B, 28.98%, 2/07/25 .. 621 625
991760736.UG.FTS.B, 28.98%, 2/07/25 .. 71 70
991762771.UG.FTS.B, 28.98%, 2/07/25 .. 65 66
991763088.UG.FTS.B, 28.98%, 2/07/25 .. 147 150
991764432.UG.FTS.B, 28.98%, 2/07/25 .. 88 90
991764973.UG.FTS.B, 28.98%, 2/07/25 .. 0 0
991765490.UG.FTS.B, 28.98%, 2/07/25 .. 114 116
991765812.UG.FTS.B, 28.98%, 2/07/25 .. 34 34
991767054.UG.FTS.B, 28.98%, 2/07/25 .. 157 102
991769852.UG.FTS.B, 28.98%, 2/07/25 .. 199 13
991771163.UG.FTS.B, 28.98%, 2/07/25 .. 35 35
991772287.UG.FTS.B, 28.98%, 2/07/25 .. 487 497
991773314.UG.FTS.B, 28.98%, 2/07/25 .. 751 768
991774768.UG.FTS.B, 28.98%, 2/07/25 .. 2,861 2,887
991776937.UG.FTS.B, 28.98%, 2/07/25 .. 194 196
991782506.UG.FTS.B, 28.98%, 2/07/25 .. 4,862 4,970
991783617.UG.FTS.B, 28.98%, 2/07/25 .. 418 427
991784791.UG.FTS.B, 28.98%, 2/07/25 .. 340 348
991789658.UG.FTS.B, 28.98%, 2/07/25 .. 212 216
991790869.UG.FTS.B, 28.98%, 2/07/25 .. 165 35
991792045.UG.FTS.B, 28.98%, 2/07/25 .. 967 988
991792456.UG.FTS.B, 28.98%, 2/07/25 .. 86 87
991793298.UG.FTS.B, 28.98%, 2/07/25 .. 140 143
991794634.UG.FTS.B, 28.98%, 2/07/25 .. 1,803 1,841
991795969.UG.FTS.B, 28.98%, 2/07/25 .. 37 37
991796824.UG.FTS.B, 28.98%, 2/07/25 .. 365 367
991796956.UG.FTS.B, 28.98%, 2/07/25 .. 126 129
991797267.UG.FTS.B, 28.98%, 2/07/25 .. 72 10
991799326.UG.FTS.B, 28.98%, 2/07/25 .. 791 808
991799442.UG.FTS.B, 28.98%, 2/07/25 .. 1,227 1,238
991800973.UG.FTS.B, 28.98%, 2/07/25 .. 1,330 1,340
991801184.UG.FTS.B, 28.98%, 2/07/25 .. 2,760 2,834
991801935.UG.FTS.B, 28.98%, 2/07/25 .. 5,146 5,259
991803039.UG.FTS.B, 28.98%, 2/07/25 .. 943 963

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
166
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991803197.UG.FTS.B, 28.98%, 2/07/25 .. $ 36 $ 36
991805259.UG.FTS.B, 28.98%, 2/07/25 .. 216 221
991805595.UG.FTS.B, 28.98%, 2/07/25 .. 92 94
991806653.UG.FTS.B, 28.98%, 2/07/25 .. 318 321
991807039.UG.FTS.B, 28.98%, 2/07/25 .. 394 401
991807123.UG.FTS.B, 28.98%, 2/07/25 .. 630 644
991808095.UG.FTS.B, 28.98%, 2/07/25 .. 3 3
991809459.UG.FTS.B, 28.98%, 2/07/25 .. 89 91
991810591.UG.FTS.B, 28.98%, 2/07/25 .. 169 168
991811191.UG.FTS.B, 28.98%, 2/07/25 .. 2,231 2,280
991814223.UG.FTS.B, 28.98%, 2/07/25 .. 175 179
991814807.UG.FTS.B, 28.98%, 2/07/25 .. 277 283
991817529.UG.FTS.B, 28.98%, 2/07/25 .. 203 43
991818819.UG.FTS.B, 28.98%, 2/07/25 .. 43 44
991820194.UG.FTS.B, 28.98%, 2/07/25 .. 55 16
991823342.UG.FTS.B, 28.98%, 2/07/25 .. 465 475
991827828.UG.FTS.B, 28.98%, 2/07/25 .. 14 14
991830675.UG.FTS.B, 28.98%, 2/07/25 .. 225 229
991834970.UG.FTS.B, 28.98%, 2/07/25 .. 1,000 67
991835648.UG.FTS.B, 28.98%, 2/07/25 .. 194 198
991836592.UG.FTS.B, 28.98%, 2/07/25 .. 2,068 2,058
991838148.UG.FTS.B, 28.98%, 2/07/25 .. 907 915
991838996.UG.FTS.B, 28.98%, 2/07/25 .. 251 254
991840095.UG.FTS.B, 28.98%, 2/07/25 .. 86 87
991843451.UG.FTS.B, 28.98%, 2/07/25 .. 69 71
991843541.UG.FTS.B, 28.98%, 2/07/25 .. 252 250
991844258.UG.FTS.B, 28.98%, 2/07/25 .. 197 41
991847618.UG.FTS.B, 28.98%, 2/07/25 .. 15 15
991847936.UG.FTS.B, 28.98%, 2/07/25 .. 55 55
991848728.UG.FTS.B, 28.98%, 2/07/25 .. 1 1
991849419.UG.FTS.B, 28.98%, 2/07/25 .. 579 590
991851782.UG.FTS.B, 28.98%, 2/07/25 .. 557 569
991852115.UG.FTS.B, 28.98%, 2/07/25 .. 341 350
991852363.UG.FTS.B, 28.98%, 2/07/25 .. 101 103
991853211.UG.FTS.B, 28.98%, 2/07/25 .. 208 206
991854042.UG.FTS.B, 28.98%, 2/07/25 .. 240 245
991854543.UG.FTS.B, 28.98%, 2/07/25 .. 210 214
991862171.UG.FTS.B, 28.98%, 2/07/25 .. 91 91
991863331.UG.FTS.B, 28.98%, 2/07/25 .. 367 375
991863604.UG.FTS.B, 28.98%, 2/07/25 .. 3,863 3,898
991864821.UG.FTS.B, 28.98%, 2/07/25 .. 38 38
991875987.UG.FTS.B, 28.98%, 2/07/25 .. 427 431
991876954.UG.FTS.B, 28.98%, 2/07/25 .. 50 51
991882872.UG.FTS.B, 28.98%, 2/07/25 .. 367 371
991884000.UG.FTS.B, 28.98%, 2/07/25 .. 1,259 1,268
991889023.UG.FTS.B, 28.98%, 2/07/25 .. 172 35
991891982.UG.FTS.B, 28.98%, 2/07/25 .. 38 37
991892302.UG.FTS.B, 28.98%, 2/07/25 .. 92 94
991897778.UG.FTS.B, 28.98%, 2/07/25 .. 561 569
991905767.UG.FTS.B, 28.98%, 2/07/25 .. 244 246
991907273.UG.FTS.B, 28.98%, 2/07/25 .. 481 486
991912825.UG.FTS.B, 28.98%, 2/07/25 .. 47 47
991917980.UG.FTS.B, 28.98%, 2/07/25 .. 119 120
991920069.UG.FTS.B, 28.98%, 2/07/25 .. 165 166
991922521.UG.FTS.B, 28.98%, 2/07/25 .. 35 36
991922608.UG.FTS.B, 28.98%, 2/07/25 .. 371 367
991925661.UG.FTS.B, 28.98%, 2/07/25 .. 18 18
991927729.UG.FTS.B, 28.98%, 2/07/25 .. 960 970
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991935487.UG.FTS.B, 28.98%, 2/07/25 .. $ 141 $ 143
991937488.UG.FTS.B, 28.98%, 2/07/25 .. 896 892
991904867.UG.FTS.B, 29.45%, 2/07/25 .. 208 137
991727371.UG.FTS.B, 29.46%, 2/07/25 .. 156 159
991705149.UG.FTS.B, 29.47%, 2/07/25 .. 38 14
991872197.UG.FTS.B, 29.47%, 2/07/25 .. 183 39
991709575.UG.FTS.B, 29.48%, 2/07/25 .. 344 351
991745671.UG.FTS.B, 29.48%, 2/07/25 .. 63 64
991693038.UG.FTS.B, 29.49%, 2/07/25 .. 2,700 2,753
991695755.UG.FTS.B, 29.49%, 2/07/25 .. 240 241
991705076.UG.FTS.B, 29.49%, 2/07/25 .. 570 577
991705451.UG.FTS.B, 29.49%, 2/07/25 .. 363 359
991705958.UG.FTS.B, 29.49%, 2/07/25 .. 863 881
991705974.UG.FTS.B, 29.49%, 2/07/25 .. 1,070 1,071
991705983.UG.FTS.B, 29.49%, 2/07/25 .. 158 161
991706291.UG.FTS.B, 29.49%, 2/07/25 .. 204 25
991706339.UG.FTS.B, 29.49%, 2/07/25 .. 19 19
991706403.UG.FTS.B, 29.49%, 2/07/25 .. 477 103
991706407.UG.FTS.B, 29.49%, 2/07/25 .. 320 318
991707047.UG.FTS.B, 29.49%, 2/07/25 .. 19 8
991707049.UG.FTS.B, 29.49%, 2/07/25 .. 233 236
991707186.UG.FTS.B, 29.49%, 2/07/25 .. 422 422
991707394.UG.FTS.B, 29.49%, 2/07/25 .. 834 828
991707574.UG.FTS.B, 29.49%, 2/07/25 .. 305 301
991708039.UG.FTS.B, 29.49%, 2/07/25 .. 508 519
991708338.UG.FTS.B, 29.49%, 2/07/25 .. 142 145
991708832.UG.FTS.B, 29.49%, 2/07/25 .. 161 164
991709327.UG.FTS.B, 29.49%, 2/07/25 .. 409 418
991709591.UG.FTS.B, 29.49%, 2/07/25 .. 50 43
991709608.UG.FTS.B, 29.49%, 2/07/25 .. 340 339
991709721.UG.FTS.B, 29.49%, 2/07/25 .. 109 14
991709722.UG.FTS.B, 29.49%, 2/07/25 .. 712 726
991709884.UG.FTS.B, 29.49%, 2/07/25 .. 937 955
991710141.UG.FTS.B, 29.49%, 2/07/25 .. 68 69
991710253.UG.FTS.B, 29.49%, 2/07/25 .. 57 58
991710309.UG.FTS.B, 29.49%, 2/07/25 .. 14 14
991710479.UG.FTS.B, 29.49%, 2/07/25 .. 91 6
991710655.UG.FTS.B, 29.49%, 2/07/25 .. 1,838 1,883
991710674.UG.FTS.B, 29.49%, 2/07/25 .. 77 78
991710709.UG.FTS.B, 29.49%, 2/07/25 .. 185 188
991710764.UG.FTS.B, 29.49%, 2/07/25 .. 355 24
991710835.UG.FTS.B, 29.49%, 2/07/25 .. 230 234
991711259.UG.FTS.B, 29.49%, 2/07/25 .. 198 202
991711386.UG.FTS.B, 29.49%, 2/07/25 .. 167 12
991711893.UG.FTS.B, 29.49%, 2/07/25 .. 18 18
991711922.UG.FTS.B, 29.49%, 2/07/25 .. 146 149
991712449.UG.FTS.B, 29.49%, 2/07/25 .. 205 208
991712587.UG.FTS.B, 29.49%, 2/07/25 .. 691 695
991712867.UG.FTS.B, 29.49%, 2/07/25 .. 956 945
991712892.UG.FTS.B, 29.49%, 2/07/25 .. 643 656
991713180.UG.FTS.B, 29.49%, 2/07/25 .. 2,239 2,287
991713198.UG.FTS.B, 29.49%, 2/07/25 .. 83 84
991713851.UG.FTS.B, 29.49%, 2/07/25 .. 126 128
991714795.UG.FTS.B, 29.49%, 2/07/25 .. 13 13
991714825.UG.FTS.B, 29.49%, 2/07/25 .. 98 99
991715086.UG.FTS.B, 29.49%, 2/07/25 .. 163 166
991715322.UG.FTS.B, 29.49%, 2/07/25 .. 126 86
991715818.UG.FTS.B, 29.49%, 2/07/25 .. 145 148

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
167
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991716025.UG.FTS.B, 29.49%, 2/07/25 .. $ 558 $ 571
991716247.UG.FTS.B, 29.49%, 2/07/25 .. 14 14
991716358.UG.FTS.B, 29.49%, 2/07/25 .. 393 388
991716440.UG.FTS.B, 29.49%, 2/07/25 .. 22 21
991717217.UG.FTS.B, 29.49%, 2/07/25 .. 209 214
991717280.UG.FTS.B, 29.49%, 2/07/25 .. 244 248
991717516.UG.FTS.B, 29.49%, 2/07/25 .. 33 33
991717543.UG.FTS.B, 29.49%, 2/07/25 .. 198 200
991717657.UG.FTS.B, 29.49%, 2/07/25 .. 2,103 2,142
991718167.UG.FTS.B, 29.49%, 2/07/25 .. 147 150
991718305.UG.FTS.B, 29.49%, 2/07/25 .. 202 206
991718456.UG.FTS.B, 29.49%, 2/07/25 .. 398 406
991719583.UG.FTS.B, 29.49%, 2/07/25 .. 783 799
991720106.UG.FTS.B, 29.49%, 2/07/25 .. 636 648
991720150.UG.FTS.B, 29.49%, 2/07/25 .. 600 603
991720898.UG.FTS.B, 29.49%, 2/07/25 .. 406 411
991721040.UG.FTS.B, 29.49%, 2/07/25 .. 146 149
991721496.UG.FTS.B, 29.49%, 2/07/25 .. 132 134
991723502.UG.FTS.B, 29.49%, 2/07/25 .. 68 69
991723604.UG.FTS.B, 29.49%, 2/07/25 .. 480 480
991724007.UG.FTS.B, 29.49%, 2/07/25 .. 30 31
991724083.UG.FTS.B, 29.49%, 2/07/25 .. 153 151
991724324.UG.FTS.B, 29.49%, 2/07/25 .. 45 45
991724384.UG.FTS.B, 29.49%, 2/07/25 .. 13 13
991726771.UG.FTS.B, 29.49%, 2/07/25 .. 8 8
991726856.UG.FTS.B, 29.49%, 2/07/25 .. 84 85
991728336.UG.FTS.B, 29.49%, 2/07/25 .. 116 119
991728768.UG.FTS.B, 29.49%, 2/07/25 .. 50 50
991728796.UG.FTS.B, 29.49%, 2/07/25 .. 21 21
991728920.UG.FTS.B, 29.49%, 2/07/25 .. 81 82
991729210.UG.FTS.B, 29.49%, 2/07/25 .. 959 974
991729366.UG.FTS.B, 29.49%, 2/07/25 .. 82 63
991729425.UG.FTS.B, 29.49%, 2/07/25 .. 56 57
991729445.UG.FTS.B, 29.49%, 2/07/25 .. 109 111
991729754.UG.FTS.B, 29.49%, 2/07/25 .. 1,430 1,456
991729898.UG.FTS.B, 29.49%, 2/07/25 .. 105 106
991730072.UG.FTS.B, 29.49%, 2/07/25 .. 1,421 1,440
991730120.UG.FTS.B, 29.49%, 2/07/25 .. 37 37
991730418.UG.FTS.B, 29.49%, 2/07/25 .. 1,677 1,701
991730860.UG.FTS.B, 29.49%, 2/07/25 .. 249 53
991731024.UG.FTS.B, 29.49%, 2/07/25 .. 160 163
991732059.UG.FTS.B, 29.49%, 2/07/25 .. 30 30
991732414.UG.FTS.B, 29.49%, 2/07/25 .. 75 77
991732638.UG.FTS.B, 29.49%, 2/07/25 .. 41 41
991733105.UG.FTS.B, 29.49%, 2/07/25 .. 231 228
991733135.UG.FTS.B, 29.49%, 2/07/25 .. 4,833 4,933
991733378.UG.FTS.B, 29.49%, 2/07/25 .. 942 945
991733725.UG.FTS.B, 29.49%, 2/07/25 .. 63 63
991734115.UG.FTS.B, 29.49%, 2/07/25 .. 204 208
991734242.UG.FTS.B, 29.49%, 2/07/25 .. 318 323
991734487.UG.FTS.B, 29.49%, 2/07/25 .. 357 364
991734566.UG.FTS.B, 29.49%, 2/07/25 .. 189 191
991734975.UG.FTS.B, 29.49%, 2/07/25 .. 107 108
991735394.UG.FTS.B, 29.49%, 2/07/25 .. 114 115
991735546.UG.FTS.B, 29.49%, 2/07/25 .. 33 33
991735633.UG.FTS.B, 29.49%, 2/07/25 .. 34 34
991735751.UG.FTS.B, 29.49%, 2/07/25 .. 161 164
991735777.UG.FTS.B, 29.49%, 2/07/25 .. 74 75
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991735915.UG.FTS.B, 29.49%, 2/07/25 .. $ 373 $ 380
991736159.UG.FTS.B, 29.49%, 2/07/25 .. 0 0
991736571.UG.FTS.B, 29.49%, 2/07/25 .. 508 518
991736815.UG.FTS.B, 29.49%, 2/07/25 .. 1,665 1,704
991736846.UG.FTS.B, 29.49%, 2/07/25 .. 31 31
991736857.UG.FTS.B, 29.49%, 2/07/25 .. 1,643 1,677
991737147.UG.FTS.B, 29.49%, 2/07/25 .. 107 109
991737666.UG.FTS.B, 29.49%, 2/07/25 .. 356 360
991738244.UG.FTS.B, 29.49%, 2/07/25 .. 665 659
991738742.UG.FTS.B, 29.49%, 2/07/25 .. 92 94
991738948.UG.FTS.B, 29.49%, 2/07/25 .. 22 9
991739032.UG.FTS.B, 29.49%, 2/07/25 .. 24 24
991739076.UG.FTS.B, 29.49%, 2/07/25 .. 15 15
991740078.UG.FTS.B, 29.49%, 2/07/25 .. 1,366 1,362
991740733.UG.FTS.B, 29.49%, 2/07/25 .. 74 73
991741355.UG.FTS.B, 29.49%, 2/07/25 .. 95 97
991741747.UG.FTS.B, 29.49%, 2/07/25 .. 694 708
991743169.UG.FTS.B, 29.49%, 2/07/25 .. 28 28
991743733.UG.FTS.B, 29.49%, 2/07/25 .. 146 149
991744573.UG.FTS.B, 29.49%, 2/07/25 .. 51 50
991745513.UG.FTS.B, 29.49%, 2/07/25 .. 460 468
991745593.UG.FTS.B, 29.49%, 2/07/25 .. 654 667
991745877.UG.FTS.B, 29.49%, 2/07/25 .. 358 366
991746220.UG.FTS.B, 29.49%, 2/07/25 .. 334 341
991747234.UG.FTS.B, 29.49%, 2/07/25 .. 57 58
991747662.UG.FTS.B, 29.49%, 2/07/25 .. 396 404
991747738.UG.FTS.B, 29.49%, 2/07/25 .. 634 641
991747860.UG.FTS.B, 29.49%, 2/07/25 .. 82 83
991748947.UG.FTS.B, 29.49%, 2/07/25 .. 67 66
991749490.UG.FTS.B, 29.49%, 2/07/25 .. 839 855
991749700.UG.FTS.B, 29.49%, 2/07/25 .. 91 93
991750239.UG.FTS.B, 29.49%, 2/07/25 .. 61 51
991751851.UG.FTS.B, 29.49%, 2/07/25 .. 90 91
991752198.UG.FTS.B, 29.49%, 2/07/25 .. 12 12
991754591.UG.FTS.B, 29.49%, 2/07/25 .. 151 153
991755174.UG.FTS.B, 29.49%, 2/07/25 .. 209 213
991756073.UG.FTS.B, 29.49%, 2/07/25 .. 293 298
991759359.UG.FTS.B, 29.49%, 2/07/25 .. 725 739
991759641.UG.FTS.B, 29.49%, 2/07/25 .. 190 193
991759993.UG.FTS.B, 29.49%, 2/07/25 .. 285 291
991760081.UG.FTS.B, 29.49%, 2/07/25 .. 187 190
991760619.UG.FTS.B, 29.49%, 2/07/25 .. 28 11
991761102.UG.FTS.B, 29.49%, 2/07/25 .. 288 294
991761633.UG.FTS.B, 29.49%, 2/07/25 .. 160 163
991762218.UG.FTS.B, 29.49%, 2/07/25 .. 297 301
991762808.UG.FTS.B, 29.49%, 2/07/25 .. 102 104
991763486.UG.FTS.B, 29.49%, 2/07/25 .. 82 81
991763762.UG.FTS.B, 29.49%, 2/07/25 .. 101 103
991763819.UG.FTS.B, 29.49%, 2/07/25 .. 26 11
991763879.UG.FTS.B, 29.49%, 2/07/25 .. 16 17
991765277.UG.FTS.B, 29.49%, 2/07/25 .. 53 53
991765430.UG.FTS.B, 29.49%, 2/07/25 .. 45 45
991766156.UG.FTS.B, 29.49%, 2/07/25 .. 69 68
991766666.UG.FTS.B, 29.49%, 2/07/25 .. 114 112
991766779.UG.FTS.B, 29.49%, 2/07/25 .. 1 1
991767510.UG.FTS.B, 29.49%, 2/07/25 .. 69 69
991767771.UG.FTS.B, 29.49%, 2/07/25 .. 658 671
991769715.UG.FTS.B, 29.49%, 2/07/25 .. 381 388

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
168
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991769839.UG.FTS.B, 29.49%, 2/07/25 .. $ 53 $ 54
991770508.UG.FTS.B, 29.49%, 2/07/25 .. 374 383
991770714.UG.FTS.B, 29.49%, 2/07/25 .. 186 190
991770778.UG.FTS.B, 29.49%, 2/07/25 .. 96 98
991771123.UG.FTS.B, 29.49%, 2/07/25 .. 254 257
991771328.UG.FTS.B, 29.49%, 2/07/25 .. 212 215
991771961.UG.FTS.B, 29.49%, 2/07/25 .. 193 196
991773370.UG.FTS.B, 29.49%, 2/07/25 .. 243 248
991773390.UG.FTS.B, 29.49%, 2/07/25 .. 4,893 5,007
991774019.UG.FTS.B, 29.49%, 2/07/25 .. 65 66
991774573.UG.FTS.B, 29.49%, 2/07/25 .. 165 163
991776449.UG.FTS.B, 29.49%, 2/07/25 .. 3,139 3,136
991777257.UG.FTS.B, 29.49%, 2/07/25 .. 175 178
991778724.UG.FTS.B, 29.49%, 2/07/25 .. 228 231
991778729.UG.FTS.B, 29.49%, 2/07/25 .. 104 106
991778741.UG.FTS.B, 29.49%, 2/07/25 .. 926 913
991780427.UG.FTS.B, 29.49%, 2/07/25 .. 2,768 733
991781324.UG.FTS.B, 29.49%, 2/07/25 .. 161 164
991782047.UG.FTS.B, 29.49%, 2/07/25 .. 386 394
991782212.UG.FTS.B, 29.49%, 2/07/25 .. 444 447
991782217.UG.FTS.B, 29.49%, 2/07/25 .. 138 9
991783819.UG.FTS.B, 29.49%, 2/07/25 .. 393 402
991783921.UG.FTS.B, 29.49%, 2/07/25 .. 555 117
991784149.UG.FTS.B, 29.49%, 2/07/25 .. 681 695
991784501.UG.FTS.B, 29.49%, 2/07/25 .. 112 114
991787156.UG.FTS.B, 29.49%, 2/07/25 .. 82 83
991787510.UG.FTS.B, 29.49%, 2/07/25 .. 187 189
991787617.UG.FTS.B, 29.49%, 2/07/25 .. 114 115
991787740.UG.FTS.B, 29.49%, 2/07/25 .. 10 10
991788681.UG.FTS.B, 29.49%, 2/07/25 .. 15 15
991788685.UG.FTS.B, 29.49%, 2/07/25 .. 953 954
991789088.UG.FTS.B, 29.49%, 2/07/25 .. 284 289
991790838.UG.FTS.B, 29.49%, 2/07/25 .. 810 825
991790908.UG.FTS.B, 29.49%, 2/07/25 .. 820 833
991791306.UG.FTS.B, 29.49%, 2/07/25 .. 208 209
991791504.UG.FTS.B, 29.49%, 2/07/25 .. 115 117
991792140.UG.FTS.B, 29.49%, 2/07/25 .. 43 43
991792553.UG.FTS.B, 29.49%, 2/07/25 .. 363 366
991792599.UG.FTS.B, 29.49%, 2/07/25 .. 1,071 230
991793731.UG.FTS.B, 29.49%, 2/07/25 .. 15 15
991794167.UG.FTS.B, 29.49%, 2/07/25 .. 58 59
991794594.UG.FTS.B, 29.49%, 2/07/25 .. 97 97
991795473.UG.FTS.B, 29.49%, 2/07/25 .. 675 687
991795942.UG.FTS.B, 29.49%, 2/07/25 .. 42 42
991796624.UG.FTS.B, 29.49%, 2/07/25 .. 698 713
991798099.UG.FTS.B, 29.49%, 2/07/25 .. 14 14
991799243.UG.FTS.B, 29.49%, 2/07/25 .. 16 16
991799844.UG.FTS.B, 29.49%, 2/07/25 .. 99 100
991799981.UG.FTS.B, 29.49%, 2/07/25 .. 196 197
991805475.UG.FTS.B, 29.49%, 2/07/25 .. 6 6
991805572.UG.FTS.B, 29.49%, 2/07/25 .. 49 49
991805974.UG.FTS.B, 29.49%, 2/07/25 .. 13 13
991807111.UG.FTS.B, 29.49%, 2/07/25 .. 239 236
991808521.UG.FTS.B, 29.49%, 2/07/25 .. 667 675
991808743.UG.FTS.B, 29.49%, 2/07/25 .. 25 25
991809177.UG.FTS.B, 29.49%, 2/07/25 .. 424 425
991809194.UG.FTS.B, 29.49%, 2/07/25 .. 5 5
991809318.UG.FTS.B, 29.49%, 2/07/25 .. 158 160
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991809911.UG.FTS.B, 29.49%, 2/07/25 .. $ 74 $ 73
991810854.UG.FTS.B, 29.49%, 2/07/25 .. 894 909
991813864.UG.FTS.B, 29.49%, 2/07/25 .. 85 86
991814673.UG.FTS.B, 29.49%, 2/07/25 .. 83 84
991815028.UG.FTS.B, 29.49%, 2/07/25 .. 90 89
991815263.UG.FTS.B, 29.49%, 2/07/25 .. 395 404
991815974.UG.FTS.B, 29.49%, 2/07/25 .. 134 136
991817511.UG.FTS.B, 29.49%, 2/07/25 .. 6 6
991818057.UG.FTS.B, 29.49%, 2/07/25 .. 204 206
991819733.UG.FTS.B, 29.49%, 2/07/25 .. 73 73
991819951.UG.FTS.B, 29.49%, 2/07/25 .. 138 29
991822050.UG.FTS.B, 29.49%, 2/07/25 .. 47 47
991824448.UG.FTS.B, 29.49%, 2/07/25 .. 15 15
991826734.UG.FTS.B, 29.49%, 2/07/25 .. 54 54
991827340.UG.FTS.B, 29.49%, 2/07/25 .. 1,467 1,504
991828168.UG.FTS.B, 29.49%, 2/07/25 .. 21 21
991829607.UG.FTS.B, 29.49%, 2/07/25 .. 32 32
991831480.UG.FTS.B, 29.49%, 2/07/25 .. 484 105
991832087.UG.FTS.B, 29.49%, 2/07/25 .. 155 158
991832403.UG.FTS.B, 29.49%, 2/07/25 .. 68 68
991833579.UG.FTS.B, 29.49%, 2/07/25 .. 145 147
991834751.UG.FTS.B, 29.49%, 2/07/25 .. 85 86
991835035.UG.FTS.B, 29.49%, 2/07/25 .. 290 295
991835670.UG.FTS.B, 29.49%, 2/07/25 .. 193 196
991836016.UG.FTS.B, 29.49%, 2/07/25 .. 4,331 4,410
991836017.UG.FTS.B, 29.49%, 2/07/25 .. 131 133
991836204.UG.FTS.B, 29.49%, 2/07/25 .. 800 524
991837440.UG.FTS.B, 29.49%, 2/07/25 .. 902 921
991841270.UG.FTS.B, 29.49%, 2/07/25 .. 56 57
991842138.UG.FTS.B, 29.49%, 2/07/25 .. 271 278
991842171.UG.FTS.B, 29.49%, 2/07/25 .. 112 110
991842816.UG.FTS.B, 29.49%, 2/07/25 .. 240 245
991843151.UG.FTS.B, 29.49%, 2/07/25 .. 928 947
991843726.UG.FTS.B, 29.49%, 2/07/25 .. 725 740
991843750.UG.FTS.B, 29.49%, 2/07/25 .. 94 95
991845816.UG.FTS.B, 29.49%, 2/07/25 .. 20 20
991846574.UG.FTS.B, 29.49%, 2/07/25 .. 58 59
991848358.UG.FTS.B, 29.49%, 2/07/25 .. 335 341
991848794.UG.FTS.B, 29.49%, 2/07/25 .. 91 92
991851198.UG.FTS.B, 29.49%, 2/07/25 .. 21 21
991852183.UG.FTS.B, 29.49%, 2/07/25 .. 129 129
991852313.UG.FTS.B, 29.49%, 2/07/25 .. 152 151
991852346.UG.FTS.B, 29.49%, 2/07/25 .. 242 246
991852677.UG.FTS.B, 29.49%, 2/07/25 .. 102 104
991853322.UG.FTS.B, 29.49%, 2/07/25 .. 11 11
991853938.UG.FTS.B, 29.49%, 2/07/25 .. 2,900 2,952
991855091.UG.FTS.B, 29.49%, 2/07/25 .. 164 167
991856038.UG.FTS.B, 29.49%, 2/07/25 .. 82 84
991857024.UG.FTS.B, 29.49%, 2/07/25 .. 335 333
991857497.UG.FTS.B, 29.49%, 2/07/25 .. 25 11
991858094.UG.FTS.B, 29.49%, 2/07/25 .. 289 293
991858162.UG.FTS.B, 29.49%, 2/07/25 .. 27 11
991860322.UG.FTS.B, 29.49%, 2/07/25 .. 180 184
991864403.UG.FTS.B, 29.49%, 2/07/25 .. 2,480 2,496
991868612.UG.FTS.B, 29.49%, 2/07/25 .. 327 334
991868656.UG.FTS.B, 29.49%, 2/07/25 .. 212 216
991870198.UG.FTS.B, 29.49%, 2/07/25 .. 12 12
991875316.UG.FTS.B, 29.49%, 2/07/25 .. 7 7

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
169
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991876105.UG.FTS.B, 29.49%, 2/07/25 .. $ 453 $ 448
991880489.UG.FTS.B, 29.49%, 2/07/25 .. 130 87
991883200.UG.FTS.B, 29.49%, 2/07/25 .. 663 677
991883658.UG.FTS.B, 29.49%, 2/07/25 .. 239 244
991884754.UG.FTS.B, 29.49%, 2/07/25 .. 29 30
991885250.UG.FTS.B, 29.49%, 2/07/25 .. 28 28
991885580.UG.FTS.B, 29.49%, 2/07/25 .. 52 52
991887494.UG.FTS.B, 29.49%, 2/07/25 .. 130 130
991887497.UG.FTS.B, 29.49%, 2/07/25 .. 1,067 1,075
991889105.UG.FTS.B, 29.49%, 2/07/25 .. 48 49
991889654.UG.FTS.B, 29.49%, 2/07/25 .. 57 57
991895165.UG.FTS.B, 29.49%, 2/07/25 .. 250 247
991895721.UG.FTS.B, 29.49%, 2/07/25 .. 272 273
991896283.UG.FTS.B, 29.49%, 2/07/25 .. 1,194 1,204
991897115.UG.FTS.B, 29.49%, 2/07/25 .. 578 583
991902084.UG.FTS.B, 29.49%, 2/07/25 .. 38 38
991905008.UG.FTS.B, 29.49%, 2/07/25 .. 45 46
991905127.UG.FTS.B, 29.49%, 2/07/25 .. 31 12
991905470.UG.FTS.B, 29.49%, 2/07/25 .. 48 16
991906662.UG.FTS.B, 29.49%, 2/07/25 .. 52 52
991906939.UG.FTS.B, 29.49%, 2/07/25 .. 1,251 1,249
991908268.UG.FTS.B, 29.49%, 2/07/25 .. 192 192
991910701.UG.FTS.B, 29.49%, 2/07/25 .. 59 59
991910987.UG.FTS.B, 29.49%, 2/07/25 .. 33 33
991912493.UG.FTS.B, 29.49%, 2/07/25 .. 1,030 1,033
991913150.UG.FTS.B, 29.49%, 2/07/25 .. 52 52
991913264.UG.FTS.B, 29.49%, 2/07/25 .. 1,375 296
991913870.UG.FTS.B, 29.49%, 2/07/25 .. 2,339 2,350
991914240.UG.FTS.B, 29.49%, 2/07/25 .. 519 512
991918574.UG.FTS.B, 29.49%, 2/07/25 .. 413 415
991918681.UG.FTS.B, 29.49%, 2/07/25 .. 505 509
991918743.UG.FTS.B, 29.49%, 2/07/25 .. 865 865
991919008.UG.FTS.B, 29.49%, 2/07/25 .. 46 47
991919279.UG.FTS.B, 29.49%, 2/07/25 .. 21 21
991920075.UG.FTS.B, 29.49%, 2/07/25 .. 20 20
991920887.UG.FTS.B, 29.49%, 2/07/25 .. 121 121
991921344.UG.FTS.B, 29.49%, 2/07/25 .. 55 55
991921738.UG.FTS.B, 29.49%, 2/07/25 .. 41 42
991924425.UG.FTS.B, 29.49%, 2/07/25 .. 174 113
991924576.UG.FTS.B, 29.49%, 2/07/25 .. 267 268
991924888.UG.FTS.B, 29.49%, 2/07/25 .. 178 178
991925769.UG.FTS.B, 29.49%, 2/07/25 .. 32 33
991927085.UG.FTS.B, 29.49%, 2/07/25 .. 192 194
991928399.UG.FTS.B, 29.49%, 2/07/25 .. 212 27
991928759.UG.FTS.B, 29.49%, 2/07/25 .. 245 242
991930298.UG.FTS.B, 29.49%, 2/07/25 .. 29 29
991930808.UG.FTS.B, 29.49%, 2/07/25 .. 887 877
991931872.UG.FTS.B, 29.49%, 2/07/25 .. 17 17
991932639.UG.FTS.B, 29.49%, 2/07/25 .. 58 8
991936118.UG.FTS.B, 29.49%, 2/07/25 .. 3 3
991936377.UG.FTS.B, 29.49%, 2/07/25 .. 7 7
991740615.UG.FTS.B, 29.99%, 2/07/25 .. 146 31
991782534.UG.FTS.B, 14.97%, 2/08/25 .. 1,026 1,056
991714655.UG.FTS.B, 14.98%, 2/08/25 .. 6,991 7,186
991783643.UG.FTS.B, 14.98%, 2/08/25 .. 1,919 1,973
991895441.UG.FTS.B, 14.98%, 2/08/25 .. 978 175
991946691.UG.FTS.B, 14.98%, 2/08/25 .. 113 114
991711757.UG.FTS.B, 15.97%, 2/08/25 .. 599 616
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991729261.UG.FTS.B, 15.97%, 2/08/25 .. $ 700 $ 720
991800861.UG.FTS.B, 15.97%, 2/08/25 .. 22 22
991802379.UG.FTS.B, 15.97%, 2/08/25 .. 480 494
991834646.UG.FTS.B, 15.97%, 2/08/25 .. 2,588 2,661
991855467.UG.FTS.B, 15.97%, 2/08/25 .. 52 53
991904951.UG.FTS.B, 15.97%, 2/08/25 .. 331 338
991908489.UG.FTS.B, 15.97%, 2/08/25 .. 478 491
991917251.UG.FTS.B, 15.97%, 2/08/25 .. 382 390
991723142.UG.FTS.B, 16.99%, 2/08/25 .. 483 496
991771363.UG.FTS.B, 16.99%, 2/08/25 .. 2,406 2,474
991784207.UG.FTS.B, 16.99%, 2/08/25 .. 289 297
991894055.UG.FTS.B, 16.99%, 2/08/25 .. 288 296
991905481.UG.FTS.B, 16.99%, 2/08/25 .. 196 200
991721411.UG.FTS.B, 17.99%, 2/08/25 .. 963 989
991726915.UG.FTS.B, 17.99%, 2/08/25 .. 49 15
991729538.UG.FTS.B, 17.99%, 2/08/25 .. 3,380 3,474
991731306.UG.FTS.B, 17.99%, 2/08/25 .. 14,945 15,358
991746485.UG.FTS.B, 17.99%, 2/08/25 .. 85 87
991868983.UG.FTS.B, 17.99%, 2/08/25 .. 392 403
991717470.UG.FTS.B, 19.21%, 2/08/25 .. 502 514
991723395.UG.FTS.B, 19.21%, 2/08/25 .. 194 200
991715823.UG.FTS.B, 19.8%, 2/08/25 ... 255 258
991729717.UG.FTS.B, 19.8%, 2/08/25 ... 70 72
991716580.UG.FTS.B, 20.46%, 2/08/25 .. 614 630
991724960.UG.FTS.B, 20.46%, 2/08/25 .. 350 358
991753267.UG.FTS.B, 20.97%, 2/08/25 .. 596 610
991716118.UG.FTS.B, 21.46%, 2/08/25 .. 836 163
991721352.UG.FTS.B, 21.46%, 2/08/25 .. 1,683 327
991726248.UG.FTS.B, 21.46%, 2/08/25 .. 187 191
991716805.UG.FTS.B, 22.97%, 2/08/25 .. 458 468
991752542.UG.FTS.B, 25.95%, 2/08/25 .. 594 605
991722256.UG.FTS.B, 14.98%, 2/09/25 .. 1,445 1,486
991809543.UG.FTS.B, 14.98%, 2/09/25 .. 314 323
991724869.UG.FTS.B, 15%, 2/09/25 ..... 1,232 1,266
991746108.UG.FTS.B, 15%, 2/09/25 ..... 410 421
991746306.UG.FTS.B, 15%, 2/09/25 ..... 2,377 2,437
991862382.UG.FTS.B, 15%, 2/09/25 ..... 145 149
991908452.UG.FTS.B, 15%, 2/09/25 ..... 2,865 2,945
991929779.UG.FTS.B, 15%, 2/09/25 ..... 96 99
991737086.UG.FTS.B, 15.97%, 2/09/25 .. 310 319
991749134.UG.FTS.B, 15.97%, 2/09/25 .. 4,815 4,954
991755733.UG.FTS.B, 15.97%, 2/09/25 .. 48 49
991775066.UG.FTS.B, 15.97%, 2/09/25 .. 144 148
991781627.UG.FTS.B, 15.97%, 2/09/25 .. 528 543
991851750.UG.FTS.B, 15.97%, 2/09/25 .. 278 286
991719973.UG.FTS.B, 16.99%, 2/09/25 .. 290 298
991721989.UG.FTS.B, 16.99%, 2/09/25 .. 579 596
991778289.UG.FTS.B, 16.99%, 2/09/25 .. 1,107 1,138
991783787.UG.FTS.B, 16.99%, 2/09/25 .. 962 990
991784826.UG.FTS.B, 16.99%, 2/09/25 .. 1,022 1,044
991863273.UG.FTS.B, 16.99%, 2/09/25 .. 1,438 1,478
991727308.UG.FTS.B, 17.97%, 2/09/25 .. 8 8
991741247.UG.FTS.B, 17.97%, 2/09/25 .. 973 1,000
991724932.UG.FTS.B, 17.99%, 2/09/25 .. 86 88
991732999.UG.FTS.B, 17.99%, 2/09/25 .. 229 231
991734659.UG.FTS.B, 17.99%, 2/09/25 .. 874 898
991764270.UG.FTS.B, 17.99%, 2/09/25 .. 495 509
991785523.UG.FTS.B, 17.99%, 2/09/25 .. 191 196

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
170
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991806884.UG.FTS.B, 17.99%, 2/09/25 .. $ 223 $ 229
991830380.UG.FTS.B, 17.99%, 2/09/25 .. 213 218
991867276.UG.FTS.B, 17.99%, 2/09/25 .. 264 268
991872220.UG.FTS.B, 17.99%, 2/09/25 .. 1,206 1,234
991693195.UG.FTS.B, 29.49%, 3/22/25 .. 185 125
991732334.UG.FTS.B, 29.49%, 4/07/25 .. 217 147
990603659.UG.FTS.B, 22.67%, 8/22/26 .. 11,894 12,289
990842028.UG.FTS.B, 22.67%, 9/21/26 .. 2,378 2,445
991658250.UG.FTS.B, 16.99%, 1/20/27 .. 2,385 2,420
991696263.UG.FTS.B, 18.98%, 1/20/27 .. 565 566
991607046.UG.FTS.B, 21.99%, 1/20/27 .. 4,423 4,513
991630410.UG.FTS.B, 22.36%, 1/26/27 .. 1,048 1,082
991784156.UG.FTS.B, 22.36%, 1/26/27 .. 784 431
991624255.UG.FTS.B, 16.99%, 1/28/27 .. 282 291
991611832.UG.FTS.B, 16.99%, 1/29/27 .. 1,379 1,412
991624113.UG.FTS.B, 17.99%, 1/29/27 .. 1,291 1,312
991610886.UG.FTS.B, 18.98%, 1/29/27 .. 2,398 2,478
991664785.UG.FTS.B, 18.98%, 1/29/27 .. 322 333
991859032.UG.FTS.B, 16.99%, 1/31/27 .. 56 58
991678457.UG.FTS.B, 19.99%, 1/31/27 .. 534 553
991663324.UG.FTS.B, 22.36%, 1/31/27 .. 187 192
991676761.UG.FTS.B, 16.99%, 2/02/27 .. 2,350 2,365
991721939.UG.FTS.B, 16.99%, 2/02/27 .. 1,378 1,417
991734117.UG.FTS.B, 17.99%, 2/02/27 .. 584 600
991734377.UG.FTS.B, 17.99%, 2/02/27 .. 101 103
991684567.UG.FTS.B, 15.99%, 2/03/27 .. 538 553
991894965.UG.FTS.B, 16.99%, 2/03/27 .. 5,855 5,973
991649343.UG.FTS.B, 28.98%, 2/17/27 .. – –
991729693.UG.FTS.B, 28.98%, 2/17/27 .. – –
991615148.UG.FTS.B, 29.49%, 2/17/27 .. – –
991798578.UG.FTS.B, 29.49%, 2/18/27 .. – –
991809578.UG.FTS.B, 15.97%, 2/20/27 .. – –
991698689.UG.FTS.B, 28.98%, 2/20/27 .. – –
991788603.UG.FTS.B, 29.49%, 2/20/27 .. – –
991588921.UG.FTS.B, 29.49%, 2/22/27 .. – –
991596716.UG.FTS.B, 29.49%, 2/22/27 .. – –
991697854.UG.FTS.B, 28.98%, 2/23/27 .. – –
991620282.UG.FTS.B, 29.49%, 2/24/27 .. – –
991680207.UG.FTS.B, 29.49%, 2/24/27 .. – –
991790453.UG.FTS.B, 22.97%, 3/05/27 .. – –
991701716.UG.FTS.B, 29.49%, 3/05/27 .. 8 9
991914738.UG.FTS.B, 29.49%, 3/05/27 .. – –
991919978.UG.FTS.B, 29.49%, 3/05/27 .. – –
991715282.UG.FTS.B, 29.49%, 3/06/27 .. 5 5
991883403.UG.FTS.B, 29.49%, 3/06/27 .. 0 0
991936111.UG.FTS.B, 29.49%, 3/06/27 .. – –
991709783.UG.FTS.B, 28.48%, 3/07/27 .. – –
991823142.UG.FTS.B, 29.48%, 3/07/27 .. – –
991713395.UG.FTS.B, 29.49%, 3/07/27 .. – –
991763220.UG.FTS.B, 29.49%, 3/07/27 .. 17 17
991904002.UG.FTS.B, 29.49%, 3/07/27 .. 4 4
991681087.UG.FTS.B, 28.98%, 3/17/27 .. 0 0
991567877.UG.FTS.B, 29.49%, 3/17/27 .. – –
991732498.UG.FTS.B, 29.49%, 3/18/27 .. – –
991750559.UG.FTS.B, 21.48%, 3/19/27 .. – –
991638818.UG.FTS.B, 28.98%, 3/19/27 .. 0 0
991779985.UG.FTS.B, 28.98%, 3/19/27 .. – –
991635793.UG.FTS.B, 27.99%, 3/20/27 .. 9 1
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991636909.UG.FTS.B, 29.49%, 3/21/27 .. $ 5 $ 0
991762668.UG.FTS.B, 29.49%, 3/21/27 .. 9 1
991738317.UG.FTS.B, 19.96%, 3/22/27 .. 6 6
991697928.UG.FTS.B, 28.98%, 3/23/27 .. – –
991715184.UG.FTS.B, 19.99%, 3/24/27 .. – –
991727450.UG.FTS.B, 27.99%, 3/24/27 .. 0 0
991787639.UG.FTS.B, 29.49%, 3/24/27 .. 8 1
991808246.UG.FTS.B, 29.49%, 3/24/27 .. 0 0
991711901.UG.FTS.B, 17.49%, 4/02/27 .. – –
991911647.UG.FTS.B, 28.48%, 4/04/27 .. – –
991915368.UG.FTS.B, 29.49%, 4/04/27 .. 1 1
991681811.UG.FTS.B, 28.98%, 4/05/27 .. 0 0
991710044.UG.FTS.B, 29.49%, 4/05/27 .. 6 1
991733536.UG.FTS.B, 29.49%, 4/05/27 .. – –
991758534.UG.FTS.B, 29.49%, 4/05/27 .. 1 1
991874787.UG.FTS.B, 29.49%, 4/05/27 .. 9 1
991930235.UG.FTS.B, 29.49%, 4/05/27 .. 0 0
991706787.UG.FTS.B, 29.49%, 4/06/27 .. 1 1
991870524.UG.FTS.B, 29.49%, 4/06/27 .. 0 0
991915147.UG.FTS.B, 21.98%, 4/07/27 .. – –
991757784.UG.FTS.B, 28.98%, 4/07/27 .. – –
991816335.UG.FTS.B, 29.49%, 4/07/27 .. – –
991838891.UG.FTS.B, 29.49%, 4/07/27 .. 0 0
991561540.UG.FTS.B, 28.98%, 4/17/27 .. – –
991578987.UG.FTS.B, 28.98%, 4/17/27 .. 1 1
991785018.UG.FTS.B, 28.98%, 4/17/27 .. – –
991548049.UG.FTS.B, 29.49%, 4/17/27 .. 0 0
991619761.UG.FTS.B, 29.49%, 4/17/27 .. 0 0
991697511.UG.FTS.B, 29.49%, 4/17/27 .. 8 8
991732828.UG.FTS.B, 29.49%, 4/17/27 .. – –
991753910.UG.FTS.B, 29.49%, 4/17/27 .. 10 1
991758858.UG.FTS.B, 29.49%, 4/17/27 .. 0 0
991763282.UG.FTS.B, 29.49%, 4/17/27 .. – –
991695707.UG.FTS.B, 29.49%, 4/18/27 .. 0 0
991734811.UG.FTS.B, 29.49%, 4/18/27 .. 2 2
991745741.UG.FTS.B, 29.49%, 4/18/27 .. – –
991734556.UG.FTS.B, 28.98%, 4/19/27 .. 7 1
991754104.UG.FTS.B, 28.98%, 4/20/27 .. 10 1
991756695.UG.FTS.B, 29.49%, 4/20/27 .. 6 1
991653485.UG.FTS.B, 26.44%, 4/21/27 .. 9 1
991629460.UG.FTS.B, 29.49%, 4/21/27 .. 0 0
991633395.UG.FTS.B, 29.49%, 4/21/27 .. – –
991662345.UG.FTS.B, 29.49%, 4/21/27 .. 0 0
991795777.UG.FTS.B, 23.95%, 4/22/27 .. – –
991662195.UG.FTS.B, 29.48%, 4/22/27 .. 0 0
991698521.UG.FTS.B, 29.49%, 4/22/27 .. – –
991789129.UG.FTS.B, 29.49%, 4/22/27 .. 6 6
991808764.UG.FTS.B, 29.49%, 4/22/27 .. 10 10
991824667.UG.FTS.B, 29.49%, 4/22/27 .. – –
991650399.UG.FTS.B, 29.49%, 4/23/27 .. 10 1
991692138.UG.FTS.B, 29.49%, 4/23/27 .. 0 0
991796193.UG.FTS.B, 28.98%, 4/24/27 .. 11 1
991717432.UG.FTS.B, 29.49%, 4/24/27 .. – –
991736045.UG.FTS.B, 29.49%, 4/24/27 .. 11 0
991789231.UG.FTS.B, 29.49%, 4/24/27 .. – –
991645981.UG.FTS.B, 19.96%, 4/29/27 .. 4 5
991678792.UG.FTS.B, 21.98%, 4/29/27 .. 4 4
991711601.UG.FTS.B, 15%, 5/02/27 ..... 0 0

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
171
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991919206.UG.FTS.B, 29.48%, 5/04/27 .. $ 4 $ 2
991899781.UG.FTS.B, 29.49%, 5/04/27 .. 0 0
991909408.UG.FTS.B, 29.49%, 5/04/27 .. 6 3
991911922.UG.FTS.B, 29.49%, 5/04/27 .. 3 3
991891913.UG.FTS.B, 19.99%, 5/05/27 .. 0 0
991738536.UG.FTS.B, 21.48%, 5/05/27 .. 5 5
991850271.UG.FTS.B, 21.98%, 5/05/27 .. 0 0
991859095.UG.FTS.B, 25.94%, 5/05/27 .. 1 1
991806558.UG.FTS.B, 28.48%, 5/05/27 .. 0 0
991850769.UG.FTS.B, 28.48%, 5/05/27 .. 1 1
991776991.UG.FTS.B, 28.98%, 5/05/27 .. 3 3
991806750.UG.FTS.B, 28.98%, 5/05/27 .. 1 1
991911594.UG.FTS.B, 29.48%, 5/05/27 .. 1 1
991697717.UG.FTS.B, 29.49%, 5/05/27 .. 0 0
991709421.UG.FTS.B, 29.49%, 5/05/27 .. 13 1
991741449.UG.FTS.B, 29.49%, 5/05/27 .. 1 1
991743109.UG.FTS.B, 29.49%, 5/05/27 .. 2 2
991777464.UG.FTS.B, 29.49%, 5/05/27 .. 4 4
991781803.UG.FTS.B, 29.49%, 5/05/27 .. 0 0
991793748.UG.FTS.B, 29.49%, 5/05/27 .. 5 5
991798164.UG.FTS.B, 29.49%, 5/05/27 .. 5 5
991818001.UG.FTS.B, 29.49%, 5/05/27 .. 0 0
991831076.UG.FTS.B, 29.49%, 5/05/27 .. 9 5
991861707.UG.FTS.B, 29.49%, 5/05/27 .. 0 0
991867978.UG.FTS.B, 29.49%, 5/05/27 .. 0 0
991913491.UG.FTS.B, 29.49%, 5/05/27 .. 0 0
991919428.UG.FTS.B, 29.49%, 5/05/27 .. 0 0
991708422.UG.FTS.B, 21.48%, 5/06/27 .. 3 3
991903706.UG.FTS.B, 28.48%, 5/06/27 .. 2 2
991706318.UG.FTS.B, 28.98%, 5/06/27 .. 1 1
991753737.UG.FTS.B, 28.98%, 5/06/27 .. 0 0
991704970.UG.FTS.B, 29.49%, 5/06/27 .. 10 1
991711298.UG.FTS.B, 29.49%, 5/06/27 .. 0 0
991727282.UG.FTS.B, 29.49%, 5/06/27 .. 4 4
991728801.UG.FTS.B, 29.49%, 5/06/27 .. 3 3
991736041.UG.FTS.B, 29.49%, 5/06/27 .. 0 0
991746943.UG.FTS.B, 29.49%, 5/06/27 .. 9 4
991755837.UG.FTS.B, 29.49%, 5/06/27 .. 0 0
991769830.UG.FTS.B, 29.49%, 5/06/27 .. 4 3
991823036.UG.FTS.B, 29.49%, 5/06/27 .. 0 0
991842615.UG.FTS.B, 29.49%, 5/06/27 .. 5 2
991870610.UG.FTS.B, 29.49%, 5/06/27 .. 11 1
991876916.UG.FTS.B, 29.49%, 5/06/27 .. 5 5
991916899.UG.FTS.B, 29.49%, 5/06/27 .. 1 1
991924386.UG.FTS.B, 29.49%, 5/06/27 .. 4 4
991932599.UG.FTS.B, 29.49%, 5/06/27 .. 3 3
991909687.UG.FTS.B, 19.99%, 5/07/27 .. 0 0
991798424.UG.FTS.B, 27.99%, 5/07/27 .. 1 1
991850712.UG.FTS.B, 28.98%, 5/07/27 .. 4 4
991821849.UG.FTS.B, 29.48%, 5/07/27 .. 3 3
991714014.UG.FTS.B, 29.49%, 5/07/27 .. 3 3
991751093.UG.FTS.B, 29.49%, 5/07/27 .. 0 0
991767072.UG.FTS.B, 29.49%, 5/07/27 .. – –
991770671.UG.FTS.B, 29.49%, 5/07/27 .. 1 1
991779626.UG.FTS.B, 29.49%, 5/07/27 .. 5 3
991781550.UG.FTS.B, 29.49%, 5/07/27 .. 0 0
991855962.UG.FTS.B, 29.49%, 5/07/27 .. 11 1
991879819.UG.FTS.B, 29.49%, 5/07/27 .. 0 0
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991902288.UG.FTS.B, 29.49%, 5/07/27 .. $ 1 $ 1
991911483.UG.FTS.B, 29.49%, 5/07/27 .. 0 0
991920879.UG.FTS.B, 15%, 5/08/27 ..... 1 1
991803599.UG.FTS.B, 15.97%, 5/09/27 .. 2 2
991781696.UG.FTS.B, 28.98%, 5/16/27 .. 5 5
991777356.UG.FTS.B, 29.49%, 5/16/27 .. 1 1
991581155.UG.FTS.B, 28.48%, 5/17/27 .. 11 2
991714842.UG.FTS.B, 28.98%, 5/17/27 .. 2 2
991554163.UG.FTS.B, 29.47%, 5/17/27 .. 0 0
991623797.UG.FTS.B, 29.47%, 5/17/27 .. 0 0
991553917.UG.FTS.B, 29.49%, 5/17/27 .. 4 4
991577900.UG.FTS.B, 29.49%, 5/17/27 .. 2 2
991597528.UG.FTS.B, 29.49%, 5/17/27 .. 4 4
991622322.UG.FTS.B, 29.49%, 5/17/27 .. 6 6
991630661.UG.FTS.B, 29.49%, 5/17/27 .. 1 1
991651406.UG.FTS.B, 29.49%, 5/17/27 .. 1 1
991726375.UG.FTS.B, 29.49%, 5/17/27 .. 1 1
991757630.UG.FTS.B, 29.49%, 5/17/27 .. 1 1
991776341.UG.FTS.B, 29.49%, 5/17/27 .. 3 3
991779482.UG.FTS.B, 29.49%, 5/17/27 .. 1 1
991663438.UG.FTS.B, 18.97%, 5/18/27 .. 4 4
991670750.UG.FTS.B, 19.21%, 5/18/27 .. 2 2
991753984.UG.FTS.B, 23.95%, 5/18/27 .. 2 2
991702358.UG.FTS.B, 28.48%, 5/18/27 .. 1 1
991764401.UG.FTS.B, 28.48%, 5/18/27 .. 3 3
991775874.UG.FTS.B, 28.98%, 5/18/27 .. 2 2
991659030.UG.FTS.B, 29.49%, 5/18/27 .. 6 6
991667186.UG.FTS.B, 29.49%, 5/18/27 .. 2 2
991673322.UG.FTS.B, 29.49%, 5/18/27 .. 1 1
991685954.UG.FTS.B, 29.49%, 5/18/27 .. 0 0
991688544.UG.FTS.B, 29.49%, 5/18/27 .. 0 0
991709229.UG.FTS.B, 29.49%, 5/18/27 .. 4 4
991728956.UG.FTS.B, 29.49%, 5/18/27 .. 6 6
991738215.UG.FTS.B, 29.49%, 5/18/27 .. 1 1
991780436.UG.FTS.B, 29.49%, 5/18/27 .. 1 1
991808144.UG.FTS.B, 19.3%, 5/19/27 ... 3 3
991702297.UG.FTS.B, 19.99%, 5/19/27 .. 12 0
991648330.UG.FTS.B, 20.96%, 5/19/27 .. 5 5
991650983.UG.FTS.B, 27.99%, 5/19/27 .. 1 1
991741250.UG.FTS.B, 28.98%, 5/19/27 .. 3 3
991779266.UG.FTS.B, 28.98%, 5/19/27 .. 2 2
991667684.UG.FTS.B, 29.49%, 5/19/27 .. – –
991688991.UG.FTS.B, 29.49%, 5/19/27 .. 4 4
991693283.UG.FTS.B, 29.49%, 5/19/27 .. 1 1
991697953.UG.FTS.B, 29.49%, 5/19/27 .. 9 9
991630030.UG.FTS.B, 22.97%, 5/20/27 .. 1 1
991651486.UG.FTS.B, 29.49%, 5/20/27 .. 4 4
991766021.UG.FTS.B, 29.49%, 5/20/27 .. 4 4
991804852.UG.FTS.B, 29.48%, 5/21/27 .. 2 2
991714962.UG.FTS.B, 29.49%, 5/21/27 .. 2 2
991734031.UG.FTS.B, 29.49%, 5/21/27 .. 3 3
991823373.UG.FTS.B, 29.49%, 5/21/27 .. 1 1
991753739.UG.FTS.B, 17.49%, 5/22/27 .. 1 1
991817680.UG.FTS.B, 28.98%, 5/22/27 .. 1 1
991723926.UG.FTS.B, 29.48%, 5/22/27 .. 0 0
991744821.UG.FTS.B, 29.49%, 5/22/27 .. 4 4
991645146.UG.FTS.B, 28.98%, 5/23/27 .. 5 5
991692232.UG.FTS.B, 29.49%, 5/23/27 .. 14 13

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
172
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991695824.UG.FTS.B, 29.49%, 5/23/27 .. $ – $ –
991776727.UG.FTS.B, 29.49%, 5/23/27 .. 3 3
991788738.UG.FTS.B, 29.49%, 5/23/27 .. 7 7
991789946.UG.FTS.B, 29.49%, 5/23/27 .. 2 2
991654181.UG.FTS.B, 19.99%, 5/24/27 .. 2 2
991639339.UG.FTS.B, 28.98%, 5/24/27 .. 1 1
991729523.UG.FTS.B, 28.98%, 5/24/27 .. 3 3
991597405.UG.FTS.B, 29.49%, 5/24/27 .. 1 1
991645308.UG.FTS.B, 29.49%, 5/24/27 .. 3 3
991670247.UG.FTS.B, 29.49%, 5/24/27 .. 4 4
991697772.UG.FTS.B, 29.49%, 5/24/27 .. 13 13
991711365.UG.FTS.B, 29.49%, 5/24/27 .. 1 1
991742343.UG.FTS.B, 29.49%, 5/24/27 .. 0 0
991779663.UG.FTS.B, 29.49%, 5/24/27 .. 1 1
991791235.UG.FTS.B, 29.49%, 5/24/27 .. 2 2
991826640.UG.FTS.B, 29.49%, 5/24/27 .. 1 1
991746731.UG.FTS.B, 14.98%, 5/26/27 .. 2 2
3,423,628
Upstart Network, Inc.
L1668275.UP.FTS.B, 5.93%, 9/14/24 .... 2,621 2,602
L1708965.UP.FTS.B, 6.03%, 9/14/24 .... 1,393 1,383
L1711338.UP.FTS.B, 7.31%, 9/14/24 ..... 6,328 6,275
FW1711179.UP.FTS.B, 8.08%, 9/14/24 ... 7,003 6,947
L1710504.UP.FTS.B, 8.16%, 9/14/24 .... 4,125 4,092
L1710349.UP.FTS.B, 8.75%, 9/14/24 .... 4,126 4,094
L1709609.UP.FTS.B, 9.38%, 9/14/24 .... 4,950 4,911
L1710222.UP.FTS.B, 10.09%, 9/14/24 .... 5,870 5,805
L1710286.UP.FTS.B, 10.59%, 9/14/24 .... 9,951 9,869
L1709477.UP.FTS.B, 10.67%, 9/14/24 .... 2,488 2,469
L1709911.UP.FTS.B, 11.09%, 9/14/24 .... 4,965 4,925
L1711863.UP.FTS.B, 11.39%, 9/14/24 .... 2,908 2,885
L1709151.UP.FTS.B, 12.24%, 9/14/24 .... 14,990 14,866
L1709495.UP.FTS.B, 12.77%, 9/14/24 .... 2,249 602
L1711024.UP.FTS.B, 12.98%, 9/14/24 .... 2,586 2,565
L1708601.UP.FTS.B, 13.04%, 9/14/24 .... 5,841 5,793
L1709421.UP.FTS.B, 13.37%, 9/14/24 .... 3,320 3,292
FW1711157.UP.FTS.B, 13.66%, 9/14/24 .. 20,864 20,691
L1709684.UP.FTS.B, 13.76%, 9/14/24 .... 1,670 1,656
FW1710146.UP.FTS.B, 13.91%, 9/14/24 .. 2,509 2,480
L1710159.UP.FTS.B, 14.05%, 9/14/24 .... 2 2
L1709615.UP.FTS.B, 14.35%, 9/14/24 .... 2,459 2,369
L1709128.UP.FTS.B, 16.69%, 9/14/24 .... 842 832
L1710058.UP.FTS.B, 17.29%, 9/14/24 .... 3,204 3,167
FW1708870.UP.FTS.B, 17.81%, 9/14/24 .. 3,388 3,345
L1710277.UP.FTS.B, 18.02%, 9/14/24 .... 12,671 12,523
L1711489.UP.FTS.B, 18.07%, 9/14/24 .... 4,224 4,175
L1693265.UP.FTS.B, 18.16%, 9/14/24 .... 1,268 1,253
L1708735.UP.FTS.B, 18.16%, 9/14/24 .... 4,228 4,174
L1710205.UP.FTS.B, 18.33%, 9/14/24 .... 4,227 4,177
L1712571.UP.FTS.B, 19.22%, 9/14/24 .... 1,271 1,256
L1710755.UP.FTS.B, 19.46%, 9/14/24 .... 4,238 4,189
L1711631.UP.FTS.B, 20.05%, 9/14/24 .... 1,782 1,755
L1709586.UP.FTS.B, 20.13%, 9/14/24 .... 856 845
L1709921.UP.FTS.B, 20.29%, 9/14/24 .... 849 839
L1710054.UP.FTS.B, 20.94%, 9/14/24 .... 25,516 25,217
L1701584.UP.FTS.B, 21.4%, 9/14/24 .... 2,044 2,012
L1709086.UP.FTS.B, 21.87%, 9/14/24 .... 5,938 5,845
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1709006.UP.FTS.B, 22.7%, 9/14/24 .... $ 2,560 $ 2,520
L1712071.UP.FTS.B, 22.99%, 9/14/24 .... 1,880 1,851
L1711537.UP.FTS.B, 23.1%, 9/14/24 ..... 1,539 1,520
L1711075.UP.FTS.B, 23.16%, 9/14/24 .... 1,282 1,262
L1709547.UP.FTS.B, 23.36%, 9/14/24 .... 5,646 5,559
L1706779.UP.FTS.B, 23.41%, 9/14/24 .... 1,540 1,516
L1711142.UP.FTS.B, 23.72%, 9/14/24 .... 937 922
L1709631.UP.FTS.B, 24.23%, 9/14/24 .... 5,141 5,061
FW1710630.UP.FTS.B, 24.53%, 9/14/24 .. 6,002 5,909
FW1709769.UP.FTS.B, 24.54%, 9/14/24 .. 3,464 3,410
FW1710815.UP.FTS.B, 26.35%, 9/14/24 .. 850 836
FW1710161.UP.FTS.B, 26.64%, 9/14/24 .. 9,989 9,789
FW1709118.UP.FTS.B, 27.71%, 9/14/24 .. 1,727 1,700
FW1710819.UP.FTS.B, 27.74%, 9/14/24 .. 2,621 2,580
FW1709444.UP.FTS.B, 27.86%, 9/14/24 .. 2,591 2,550
FW1710922.UP.FTS.B, 28.53%, 9/14/24 .. 865 851
FW1710689.UP.FTS.B, 28.87%, 9/14/24 .. 2,998 2,951
FW1710694.UP.FTS.B, 29.46%, 9/14/24 .. 17,332 17,059
FW1710062.UP.FTS.B, 30.06%, 9/14/24 .. 1,562 1,538
FW1711508.UP.FTS.B, 30.59%, 9/14/24 .. 5,805 5,713
L1874342.UP.FTS.B, 5.92%, 10/18/24 .... 13,059 12,971
L1873274.UP.FTS.B, 6.44%, 10/18/24 .... 5,924 5,885
L1873054.UP.FTS.B, 6.73%, 10/18/24 .... 14,821 14,722
L1874011.UP.FTS.B, 6.93%, 10/18/24 .... 8,473 8,417
FW1874507.UP.FTS.B, 7.36%, 10/18/24 .. 2,545 2,526
L1874340.UP.FTS.B, 7.48%, 10/18/24 .... 13,490 13,393
L1873016.UP.FTS.B, 8.3%, 10/18/24 .... 3,400 3,376
L1873058.UP.FTS.B, 8.3%, 10/18/24 .... 4,235 4,204
L1873371.UP.FTS.B, 8.48%, 10/18/24 .... 10,204 10,131
L1873862.UP.FTS.B, 8.52%, 10/18/24 .... 1,701 1,689
L1873876.UP.FTS.B, 8.87%, 10/18/24 .... 12,768 12,677
FW1874503.UP.FTS.B, 9.4%, 10/18/24 ... 7,348 7,296
L1873457.UP.FTS.B, 9.58%, 10/18/24 .... 852 846
L1873276.UP.FTS.B, 10.26%, 10/18/24 ... 6,830 6,781
L1873969.UP.FTS.B, 10.92%, 10/18/24 ... 855 849
L1873212.UP.FTS.B, 11.39%, 10/18/24 ... 14,447 13,659
L1873534.UP.FTS.B, 11.86%, 10/18/24 ... 2,079 2,057
L1872565.UP.FTS.B, 13.63%, 10/18/24 ... 4,301 4,269
FW1873666.UP.FTS.B, 14.61%, 10/18/24 . 1,509 1,495
L1873890.UP.FTS.B, 14.95%, 10/18/24 ... 1,898 1,877
L1873908.UP.FTS.B, 15.55%, 10/18/24 ... 1,295 1,282
L1874040.UP.FTS.B, 15.59%, 10/18/24 ... 30,373 30,037
L1874133.UP.FTS.B, 16.04%, 10/18/24 ... 4,308 4,262
L1873474.UP.FTS.B, 16.06%, 10/18/24 ... 2,421 2,395
L1873316.UP.FTS.B, 16.33%, 10/18/24 ... 2,853 2,823
L1873998.UP.FTS.B, 16.56%, 10/18/24 ... 5,193 5,137
L1873542.UP.FTS.B, 16.72%, 10/18/24 ... 465 458
FW1872981.UP.FTS.B, 16.76%, 10/18/24 . 2,583 2,555
FW1873500.UP.FTS.B, 17.14%, 10/18/24 . 828 818
L1873175.UP.FTS.B, 17.39%, 10/18/24 ... 1,734 1,715
FW1873590.UP.FTS.B, 17.67%, 10/18/24 . 7,800 7,717
FW1874334.UP.FTS.B, 18.25%, 10/18/24 . 7,382 7,303
L1873935.UP.FTS.B, 18.25%, 10/18/24 ... 2,596 2,568
FW1874411.UP.FTS.B, 18.35%, 10/18/24 . 9,469 9,367
L1873189.UP.FTS.B, 18.36%, 10/18/24 ... 5,212 5,157
L1869487.UP.FTS.B, 18.66%, 10/18/24 ... 5,215 5,160
L1873369.UP.FTS.B, 18.74%, 10/18/24 ... 13,033 12,893
L1874319.UP.FTS.B, 19.26%, 10/18/24 ... 5,222 5,166

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
173
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1873329.UP.FTS.B, 19.32%, 10/18/24 ... $ 2,611 $ 2,583
L1874232.UP.FTS.B, 19.37%, 10/18/24 ... 10,463 10,316
FW1859012.UP.FTS.B, 19.54%, 10/18/24 . 13,061 12,881
L1873978.UP.FTS.B, 20.05%, 10/18/24 ... 872 860
L1873964.UP.FTS.B, 20.13%, 10/18/24 ... 3,662 3,622
L1873264.UP.FTS.B, 20.49%, 10/18/24 ... 1,570 1,549
FW1873354.UP.FTS.B, 20.69%, 10/18/24 . 1,309 1,291
L1873993.UP.FTS.B, 21.31%, 10/18/24 ... 3,845 3,804
L1873242.UP.FTS.B, 21.35%, 10/18/24 ... 2,876 835
L1873872.UP.FTS.B, 21.59%, 10/18/24 ... 1,394 1,379
L1869314.UP.FTS.B, 21.8%, 10/18/24 .... 4,373 4,313
L1872932.UP.FTS.B, 21.9%, 10/18/24 .... 16,928 16,683
L1873288.UP.FTS.B, 21.91%, 10/18/24 ... 4,482 4,231
L1871398.UP.FTS.B, 22.03%, 10/18/24 ... 1,750 1,726
L1873912.UP.FTS.B, 22.05%, 10/18/24 ... 3,938 3,883
L1873367.UP.FTS.B, 22.09%, 10/18/24 ... 1,169 1,152
L1873736.UP.FTS.B, 22.12%, 10/18/24 ... 8,752 8,631
L1873171.UP.FTS.B, 22.25%, 10/18/24 ... 1,751 1,727
FW1873087.UP.FTS.B, 22.36%, 10/18/24 . 1,751 1,733
L1874046.UP.FTS.B, 22.36%, 10/18/24 ... 1,459 105
FW1872256.UP.FTS.B, 22.75%, 10/18/24 . 4,382 4,321
L1873179.UP.FTS.B, 22.76%, 10/18/24 ... 1,753 1,728
L1874384.UP.FTS.B, 23.32%, 10/18/24 ... 1,667 1,644
FW1873765.UP.FTS.B, 23.44%, 10/18/24 . 5,197 5,122
L1874136.UP.FTS.B, 23.45%, 10/18/24 ... 2,739 2,701
L1874372.UP.FTS.B, 23.49%, 10/18/24 ... 4,388 4,327
FW1873053.UP.FTS.B, 23.65%, 10/18/24 . 1,931 1,904
L1873127.UP.FTS.B, 23.81%, 10/18/24 ... 1,054 1,039
L1872590.UP.FTS.B, 23.91%, 10/18/24 ... 2,600 2,562
L1873984.UP.FTS.B, 24.1%, 10/18/24 .... 14,718 1,054
FW1874061.UP.FTS.B, 24.44%, 10/18/24 . 879 867
FW1872890.UP.FTS.B, 24.47%, 10/18/24 . 880 867
L1873402.UP.FTS.B, 25.1%, 10/18/24 .... 5,561 5,483
FW1874297.UP.FTS.B, 25.54%, 10/18/24 . 5,462 5,386
FW1874479.UP.FTS.B, 26.04%, 10/18/24 . 3,086 3,043
FW1873281.UP.FTS.B, 26.17%, 10/18/24 . 3,697 1,083
FW1874493.UP.FTS.B, 26.45%, 10/18/24 . 963 11
FW1873991.UP.FTS.B, 27.32%, 10/18/24 . 2,652 2,615
FW1866558.UP.FTS.B, 27.33%, 10/18/24 . 4,420 4,358
FW1873999.UP.FTS.B, 27.39%, 10/18/24 . 1,834 1,808
FW1874223.UP.FTS.B, 27.57%, 10/18/24 . 659 647
FW1872767.UP.FTS.B, 27.63%, 10/18/24 . 4,869 84
FW1873437.UP.FTS.B, 27.74%, 10/18/24 . 350 344
FW1873960.UP.FTS.B, 28.04%, 10/18/24 . 4,935 4,845
FW1873200.UP.FTS.B, 28.1%, 10/18/24 .. 2,213 2,182
FW1873996.UP.FTS.B, 28.24%, 10/18/24 . 4,616 1,357
FW1872459.UP.FTS.B, 28.31%, 10/18/24 . 841 828
FW1870326.UP.FTS.B, 28.36%, 10/18/24 . 8,856 8,733
FW1874036.UP.FTS.B, 28.84%, 10/18/24 . 2,127 2,098
FW1873257.UP.FTS.B, 28.88%, 10/18/24 . 975 961
FW1873386.UP.FTS.B, 29.18%, 10/18/24 . 887 875
FW1874537.UP.FTS.B, 29.48%, 10/18/24 . 4,744 720
L2009164.UP.FTS.B, 7.47%, 11/09/24 .... 8,739 8,682
L2007742.UP.FTS.B, 8.31%, 11/09/24 .... 2,188 2,172
L2005982.UP.FTS.B, 8.37%, 11/09/24 .... 7,003 6,951
L2009147.UP.FTS.B, 8.62%, 11/09/24 .... 1,752 1,738
FW2006255.UP.FTS.B, 8.72%, 11/09/24 .. 2,277 2,260
L2006066.UP.FTS.B, 9.09%, 11/09/24 .... 877 870
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2006429.UP.FTS.B, 9.93%, 11/09/24 .... $ 43,896 $ 43,572
L2006357.UP.FTS.B, 10.1%, 11/09/24 .... 1,756 1,743
FW2005536.UP.FTS.B, 10.27%, 11/09/24 . 3,514 3,488
L2009057.UP.FTS.B, 10.3%, 11/09/24 .... 10,542 10,465
L2007334.UP.FTS.B, 10.62%, 11/09/24 ... 4,396 4,363
FW2006816.UP.FTS.B, 10.79%, 11/09/24 . 7,316 7,253
L2007501.UP.FTS.B, 10.81%, 11/09/24 ... 5,281 5,244
FW2008742.UP.FTS.B, 11.03%, 11/09/24 . 8,797 8,726
L2009390.UP.FTS.B, 11.11%, 11/09/24 ... 5,983 5,934
L2007022.UP.FTS.B, 11.29%, 11/09/24 ... 1,760 1,746
FW1975632.UP.FTS.B, 11.37%, 11/09/24 . 2,729 2,707
L2006292.UP.FTS.B, 11.48%, 11/09/24 ... 2,261 1,226
L2009109.UP.FTS.B, 11.99%, 11/09/24 ... 4,394 4,362
L1980258.UP.FTS.B, 12.16%, 11/09/24 ... 19,217 19,077
L2010096.UP.FTS.B, 12.85%, 11/09/24 ... 9,638 5,372
L2008566.UP.FTS.B, 13.59%, 11/09/24 ... 884 877
L2008572.UP.FTS.B, 13.72%, 11/09/24 ... 5,108 5,064
L2000304.UP.FTS.B, 13.97%, 11/09/24 ... 3,626 3,597
L2008598.UP.FTS.B, 14.12%, 11/09/24 ... 2,654 2,633
L2009526.UP.FTS.B, 14.46%, 11/09/24 ... 3,561 3,518
L2009600.UP.FTS.B, 14.49%, 11/09/24 ... 4,427 4,372
L2007591.UP.FTS.B, 14.78%, 11/09/24 ... 2,214 2,196
L2007212.UP.FTS.B, 15.12%, 11/09/24 ... 5,760 5,689
FW2004099.UP.FTS.B, 15.18%, 11/09/24 . 2,659 2,626
L2007837.UP.FTS.B, 15.4%, 11/09/24 .... 3,555 3,511
L2009870.UP.FTS.B, 15.75%, 11/09/24 ... 2,661 2,640
L2005874.UP.FTS.B, 15.93%, 11/09/24 ... 15,085 14,901
L1964575.UP.FTS.B, 16.42%, 11/09/24 ... 1,776 1,755
L2006407.UP.FTS.B, 16.56%, 11/09/24 ... 7,107 7,020
L2009557.UP.FTS.B, 16.56%, 11/09/24 ... 5,330 5,265
L2010209.UP.FTS.B, 16.76%, 11/09/24 ... 3,555 3,512
FW2006915.UP.FTS.B, 17.05%, 11/09/24 . 1,778 1,756
L2008387.UP.FTS.B, 17.08%, 11/09/24 ... 4,179 4,128
L2008884.UP.FTS.B, 17.09%, 11/09/24 ... 1,111 1,094
FW2008245.UP.FTS.B, 17.41%, 11/09/24 . 4,448 4,394
L2009227.UP.FTS.B, 17.41%, 11/09/24 ... 3,114 3,076
L2007287.UP.FTS.B, 17.58%, 11/09/24 ... 10,679 10,549
FW2006977.UP.FTS.B, 17.62%, 11/09/24 . 4,450 4,396
FW2008456.UP.FTS.B, 17.88%, 11/09/24 . 8,949 8,841
L2006010.UP.FTS.B, 18.05%, 11/09/24 ... 1,158 1,144
L2008995.UP.FTS.B, 18.45%, 11/09/24 ... 104 102
L2004862.UP.FTS.B, 18.66%, 11/09/24 ... 19,206 2,750
L2006019.UP.FTS.B, 18.67%, 11/09/24 ... 2,670 2,637
L2006884.UP.FTS.B, 18.86%, 11/09/24 ... 8,018 7,920
FW2008385.UP.FTS.B, 19.08%, 11/09/24 . 2,243 2,216
L2008991.UP.FTS.B, 19.31%, 11/09/24 ... 8,925 8,817
FW2009194.UP.FTS.B, 19.65%, 11/09/24 . 2,679 2,647
L2007944.UP.FTS.B, 19.85%, 11/09/24 ... 3,216 3,165
L2004937.UP.FTS.B, 19.9%, 11/09/24 .... 5,991 5,912
L2007765.UP.FTS.B, 19.9%, 11/09/24 .... 6,093 6,019
L2005921.UP.FTS.B, 19.92%, 11/09/24 ... 3,752 3,707
L2009435.UP.FTS.B, 20.15%, 11/09/24 ... 14,746 14,514
L2004417.UP.FTS.B, 20.16%, 11/09/24 ... 2,682 2,650
FW2008873.UP.FTS.B, 20.22%, 11/09/24 . 3,419 3,373
L2008874.UP.FTS.B, 20.27%, 11/09/24 ... 8,916 8,775
L2007505.UP.FTS.B, 20.32%, 11/09/24 ... 2,861 2,826
L2006510.UP.FTS.B, 20.49%, 11/09/24 ... 4,919 4,859
L2007014.UP.FTS.B, 20.64%, 11/09/24 ... 4,083 4,024

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
174
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2005439.UP.FTS.B, 20.7%, 11/09/24 .... $ 1,612 $ 1,587
L2010279.UP.FTS.B, 20.87%, 11/09/24 ... 3,879 3,816
L2008398.UP.FTS.B, 20.91%, 11/09/24 ... 2,684 2,642
L2004915.UP.FTS.B, 21%, 11/09/24 ..... 9,023 8,888
L2009328.UP.FTS.B, 21.06%, 11/09/24 ... 1,522 1,503
L2006605.UP.FTS.B, 21.13%, 11/09/24 ... 9,250 5,363
FW2010100.UP.FTS.B, 21.34%, 11/09/24 . 4,458 4,388
L2009663.UP.FTS.B, 21.46%, 11/09/24 ... 4,478 4,408
L2008515.UP.FTS.B, 21.79%, 11/09/24 ... 8,065 7,939
L2006419.UP.FTS.B, 22.06%, 11/09/24 ... 891 880
L2008922.UP.FTS.B, 22.21%, 11/09/24 ... 1,793 1,765
L2009367.UP.FTS.B, 22.33%, 11/09/24 ... 8,072 7,946
L2009655.UP.FTS.B, 22.54%, 11/09/24 ... 3,589 3,533
L2010143.UP.FTS.B, 22.58%, 11/09/24 ... 1,887 1,855
L2009735.UP.FTS.B, 22.61%, 11/09/24 ... 5,093 3,062
L2004913.UP.FTS.B, 22.66%, 11/09/24 ... 7,167 7,055
FW2003014.UP.FTS.B, 22.75%, 11/09/24 . 15,706 15,461
L2009465.UP.FTS.B, 22.87%, 11/09/24 ... 4,617 2,774
L2009467.UP.FTS.B, 22.96%, 11/09/24 ... 2,988 2,940
L2006957.UP.FTS.B, 23.01%, 11/09/24 ... 1,257 1,237
L2007564.UP.FTS.B, 23.08%, 11/09/24 ... 5,618 5,522
L2009173.UP.FTS.B, 23.31%, 11/09/24 ... 4,899 1,354
L2008674.UP.FTS.B, 23.54%, 11/09/24 ... 4,481 4,411
FW2008479.UP.FTS.B, 24.13%, 11/09/24 . 4,857 4,769
FW2007173.UP.FTS.B, 24.62%, 11/09/24 . 911 901
FW2009937.UP.FTS.B, 26.34%, 11/09/24 . 4,248 4,176
FW2009505.UP.FTS.B, 26.53%, 11/09/24 . 2,709 2,667
FW2009640.UP.FTS.B, 26.74%, 11/09/24 . 7,369 2,117
FW2005459.UP.FTS.B, 26.79%, 11/09/24 . 902 888
FW2005316.UP.FTS.B, 26.93%, 11/09/24 . 903 889
FW2007706.UP.FTS.B, 28.18%, 11/09/24 . 1,357 1,337
FW2008048.UP.FTS.B, 28.27%, 11/09/24 . 905 891
FW2008337.UP.FTS.B, 28.31%, 11/09/24 . 3,621 3,565
FW2009522.UP.FTS.B, 28.31%, 11/09/24 . 8,146 8,021
FW2008582.UP.FTS.B, 28.77%, 11/09/24 . 997 982
FW2008565.UP.FTS.B, 28.92%, 11/09/24 . 3,642 3,588
FW2004867.UP.FTS.B, 29.1%, 11/09/24 .. 5,360 5,280
L2079356.UP.FTS.B, 6.34%, 11/19/24 .... 17,408 17,306
L2077512.UP.FTS.B, 6.51%, 11/19/24 .... 4,362 4,336
L2077314.UP.FTS.B, 7.63%, 11/19/24 .... 5,245 5,215
L2079482.UP.FTS.B, 7.7%, 11/19/24 ..... 5,683 5,647
FW2078418.UP.FTS.B, 7.82%, 11/19/24 .. 43,705 43,428
L2077413.UP.FTS.B, 8.09%, 11/19/24 .... 3,791 3,765
L2077593.UP.FTS.B, 8.69%, 11/19/24 .... 4,380 4,352
L2077781.UP.FTS.B, 10.54%, 11/19/24 ... 1,932 1,920
L2078215.UP.FTS.B, 10.8%, 11/19/24 .... 6,507 6,467
L2077816.UP.FTS.B, 11%, 11/19/24 ..... 1,056 1,049
L2077041.UP.FTS.B, 11.38%, 11/19/24 ... 4,387 4,358
L2080776.UP.FTS.B, 11.71%, 11/19/24 ... 8,477 8,425
FW2077955.UP.FTS.B, 11.92%, 11/19/24 . 2,643 2,627
L2078813.UP.FTS.B, 13.69%, 11/19/24 ... 7,828 7,729
L2076941.UP.FTS.B, 13.71%, 11/19/24 ... 9,074 8,582
L2078440.UP.FTS.B, 13.79%, 11/19/24 ... 3,947 3,921
L2072646.UP.FTS.B, 15.11%, 11/19/24 ... 2,658 2,633
L2077920.UP.FTS.B, 15.31%, 11/19/24 ... 4,432 4,390
L2080157.UP.FTS.B, 15.6%, 11/19/24 .... 5,435 5,139
L2076486.UP.FTS.B, 15.67%, 11/19/24 ... 2,395 2,372
L2080256.UP.FTS.B, 15.68%, 11/19/24 ... 1,921 1,896
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2076313.UP.FTS.B, 15.86%, 11/19/24 ... $ 1,153 $ 1,142
L2079064.UP.FTS.B, 15.95%, 11/19/24 ... 4,270 4,225
FW2076817.UP.FTS.B, 16.69%, 11/19/24 . 1,333 1,320
FW2076171.UP.FTS.B, 17.3%, 11/19/24 .. 583 574
L2077907.UP.FTS.B, 17.76%, 11/19/24 ... 3,561 3,527
L2077340.UP.FTS.B, 17.78%, 11/19/24 ... 7,122 7,054
L2076392.UP.FTS.B, 18.07%, 11/19/24 ... 4,196 4,151
L2077616.UP.FTS.B, 18.56%, 11/19/24 ... 5,116 5,061
FW2078600.UP.FTS.B, 18.83%, 11/19/24 . 892 883
L2076288.UP.FTS.B, 19.02%, 11/19/24 ... 3,390 3,358
L2080023.UP.FTS.B, 19.49%, 11/19/24 ... 8,014 7,937
L2077669.UP.FTS.B, 19.72%, 11/19/24 ... 853 844
FW2078328.UP.FTS.B, 19.87%, 11/19/24 . 4,466 4,424
FW2076493.UP.FTS.B, 20.14%, 11/19/24 . 2,234 2,213
L2070757.UP.FTS.B, 20.15%, 11/19/24 ... 1,609 1,593
L2077506.UP.FTS.B, 20.58%, 11/19/24 ... 5,319 5,252
L2077765.UP.FTS.B, 21.13%, 11/19/24 ... 897 888
L2080270.UP.FTS.B, 21.47%, 11/19/24 ... 3,583 3,549
FW2078088.UP.FTS.B, 22.1%, 11/19/24 .. 1,793 1,771
L2078933.UP.FTS.B, 22.16%, 11/19/24 ... 10,330 3,020
L2077458.UP.FTS.B, 22.17%, 11/19/24 ... 6,276 6,200
L2073213.UP.FTS.B, 22.2%, 11/19/24 .... 897 886
FW2079771.UP.FTS.B, 22.21%, 11/19/24 . 4,483 4,441
L2068552.UP.FTS.B, 22.21%, 11/19/24 ... 2,152 2,126
L2079118.UP.FTS.B, 22.29%, 11/19/24 ... 8,968 8,859
L2077140.UP.FTS.B, 22.69%, 11/19/24 ... 5,458 5,391
L2077284.UP.FTS.B, 22.9%, 11/19/24 .... 6,733 6,651
L2077715.UP.FTS.B, 23.03%, 11/19/24 ... 1,347 1,334
L2074944.UP.FTS.B, 23.05%, 11/19/24 ... 4,093 4,038
FW2079002.UP.FTS.B, 23.06%, 11/19/24 . 1,676 1,620
L2076512.UP.FTS.B, 23.14%, 11/19/24 ... 4,432 4,375
L2079686.UP.FTS.B, 23.16%, 11/19/24 ... 1,286 1,217
FW2076824.UP.FTS.B, 23.23%, 11/19/24 . 2,874 2,847
L2077061.UP.FTS.B, 23.44%, 11/19/24 ... 3,061 3,025
FW2078990.UP.FTS.B, 23.53%, 11/19/24 . 4,044 3,995
FW2078899.UP.FTS.B, 24.04%, 11/19/24 . 6,205 5,877
FW2080736.UP.FTS.B, 25.04%, 11/19/24 . 1,846 1,818
L2076355.UP.FTS.B, 25.17%, 11/19/24 ... 6,116 6,041
FW2080449.UP.FTS.B, 25.53%, 11/19/24 . 6,309 6,233
FW2073639.UP.FTS.B, 25.65%, 11/19/24 . 2,670 2,636
FW2030197.UP.FTS.B, 26.12%, 11/19/24 . 7,585 1,161
FW2080418.UP.FTS.B, 26.74%, 11/19/24 . 1,806 1,784
FW2077101.UP.FTS.B, 27.6%, 11/19/24 .. 3,436 3,395
FW2077958.UP.FTS.B, 27.77%, 11/19/24 . 9,044 8,936
FW2077645.UP.FTS.B, 27.94%, 11/19/24 . 2,239 2,211
FW2077222.UP.FTS.B, 28.34%, 11/19/24 . 5,431 5,366
FW2076487.UP.FTS.B, 28.65%, 11/19/24 . 4,943 4,882
FW2076539.UP.FTS.B, 29.12%, 11/19/24 . 1,061 1,047
FW2080054.UP.FTS.B, 30.2%, 11/19/24 .. 3,029 2,989
L2197817.UP.FTS.B, 6.54%, 12/07/24 .... 5,389 5,354
L2197814.UP.FTS.B, 6.94%, 12/07/24 .... 1,797 1,786
L2192487.UP.FTS.B, 8.02%, 12/07/24 .... 18,005 17,867
L2199636.UP.FTS.B, 9.12%, 12/07/24 .... 5,410 5,369
FW2198636.UP.FTS.B, 11.41%, 12/07/24 . 4,524 4,485
FW2196231.UP.FTS.B, 11.5%, 12/07/24 .. 10,859 10,764
L2196723.UP.FTS.B, 12.12%, 12/07/24 ... 5,887 5,836
L2196919.UP.FTS.B, 12.98%, 12/07/24 ... 3,009 2,985
L2199259.UP.FTS.B, 13.19%, 12/07/24 ... 4,082 4,046

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
175
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2199236.UP.FTS.B, 13.4%, 12/07/24 .. $ 1,361 $ 1,349
L2152837.UP.FTS.B, 14.7%, 12/07/24 .... 6,818 6,727
FW2196253.UP.FTS.B, 15.31%, 12/07/24 . 1,365 1,347
L2199973.UP.FTS.B, 16.17%, 12/07/24 ... 2,733 2,696
L2196295.UP.FTS.B, 16.26%, 12/07/24 ... 4,914 4,849
L2197093.UP.FTS.B, 16.43%, 12/07/24 ... 4,840 4,772
L2198109.UP.FTS.B, 16.63%, 12/07/24 ... 911 899
L2197668.UP.FTS.B, 17.17%, 12/07/24 ... 2,280 2,250
L2196952.UP.FTS.B, 17.42%, 12/07/24 ... 2,000 74
FW2197769.UP.FTS.B, 17.83%, 12/07/24 . 2,296 2,267
L2196102.UP.FTS.B, 17.88%, 12/07/24 ... 9,935 9,810
L2186564.UP.FTS.B, 18.32%, 12/07/24 ... 9,136 9,014
L2199581.UP.FTS.B, 19.33%, 12/07/24 ... 1,647 1,625
FW2200254.UP.FTS.B, 19.34%, 12/07/24 . 1,830 1,805
FW2199717.UP.FTS.B, 20.13%, 12/07/24 . 4,579 4,502
L2195358.UP.FTS.B, 20.15%, 12/07/24 ... 916 904
L2195122.UP.FTS.B, 20.26%, 12/07/24 ... 4,958 4,894
L2198118.UP.FTS.B, 20.43%, 12/07/24 ... 1,832 1,808
L2198032.UP.FTS.B, 20.55%, 12/07/24 ... 3,665 3,603
L2196647.UP.FTS.B, 21.51%, 12/07/24 ... 5,485 5,410
L2199295.UP.FTS.B, 21.7%, 12/07/24 .... 2,294 2,255
L2199855.UP.FTS.B, 21.8%, 12/07/24 .... 1,101 1,087
L2199073.UP.FTS.B, 21.87%, 12/07/24 ... 2,295 2,264
L2197032.UP.FTS.B, 22.34%, 12/07/24 ... 1,822 1,790
L2195775.UP.FTS.B, 22.71%, 12/07/24 ... 1,378 1,355
L2197271.UP.FTS.B, 22.76%, 12/07/24 ... 8,270 8,130
FW2198017.UP.FTS.B, 23.08%, 12/07/24 . 2,758 2,711
L2199437.UP.FTS.B, 23.33%, 12/07/24 ... 6,648 1,835
L2196613.UP.FTS.B, 23.35%, 12/07/24 ... 6,026 5,917
FW2199787.UP.FTS.B, 23.38%, 12/07/24 . 1,923 138
FW2195695.UP.FTS.B, 24.83%, 12/07/24 . 4,606 4,528
FW2195888.UP.FTS.B, 24.84%, 12/07/24 . 882 866
FW2199208.UP.FTS.B, 25.58%, 12/07/24 . 3,689 3,626
FW2195682.UP.FTS.B, 26.39%, 12/07/24 . 2,926 842
FW2195724.UP.FTS.B, 27.53%, 12/07/24 . 2,312 2,272
FW2198393.UP.FTS.B, 27.56%, 12/07/24 . 3,328 3,271
FW2198291.UP.FTS.B, 28.01%, 12/07/24 . 16,044 9,582
FW2196720.UP.FTS.B, 29.15%, 12/07/24 . 3,860 1,112
L2201298.UP.FTS.B, 6.04%, 12/08/24 .... 1,693 1,682
L2203520.UP.FTS.B, 6.61%, 12/08/24 .... 16,528 16,427
FW2201265.UP.FTS.B, 7.44%, 12/08/24 .. 6,296 6,251
L2200896.UP.FTS.B, 7.68%, 12/08/24 .... 6,298 6,253
L2204703.UP.FTS.B, 8.41%, 12/08/24 .... 258 255
L2150213.UP.FTS.B, 8.58%, 12/08/24 .... 5,637 5,595
L2200163.UP.FTS.B, 8.73%, 12/08/24 .... 6,759 6,711
L2204262.UP.FTS.B, 8.78%, 12/08/24 .... 1,803 1,790
L2202574.UP.FTS.B, 9.1%, 12/08/24 .... 6,763 6,715
FW2206887.UP.FTS.B, 9.22%, 12/08/24 .. 9,019 8,955
L2202371.UP.FTS.B, 9.29%, 12/08/24 .... 1,353 1,343
L2202647.UP.FTS.B, 9.47%, 12/08/24 .... 3,058 3,035
L2206982.UP.FTS.B, 9.5%, 12/08/24 .... 902 896
L2201633.UP.FTS.B, 10.05%, 12/08/24 ... 8,759 8,697
L2202275.UP.FTS.B, 10.28%, 12/08/24 ... 18,065 17,938
L2206909.UP.FTS.B, 11.8%, 12/08/24 .... 2,715 2,693
L2205399.UP.FTS.B, 11.81%, 12/08/24 ... 904 896
L2201373.UP.FTS.B, 12.48%, 12/08/24 ... 2,718 2,697
L2201983.UP.FTS.B, 12.68%, 12/08/24 ... 7,251 7,194
L2206888.UP.FTS.B, 12.72%, 12/08/24 ... 7,252 7,194
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2202614.UP.FTS.B, 12.88%, 12/08/24 ... $ 7,254 $ 7,196
L2200458.UP.FTS.B, 12.89%, 12/08/24 ... 5,672 5,624
L2200431.UP.FTS.B, 13.28%, 12/08/24 ... 4,990 4,950
L2205143.UP.FTS.B, 13.35%, 12/08/24 ... 2,722 2,700
L2202863.UP.FTS.B, 13.37%, 12/08/24 ... 5,433 5,389
L2204453.UP.FTS.B, 13.74%, 12/08/24 ... 2,723 2,702
L2200559.UP.FTS.B, 14.18%, 12/08/24 ... 9,084 9,013
L2204038.UP.FTS.B, 14.23%, 12/08/24 ... 9,056 8,984
FW2200839.UP.FTS.B, 14.26%, 12/08/24 . 6,362 6,314
L2201794.UP.FTS.B, 14.37%, 12/08/24 ... 7,723 7,628
L2204310.UP.FTS.B, 14.38%, 12/08/24 ... 909 902
L2203131.UP.FTS.B, 15.07%, 12/08/24 ... 4,008 2,315
FW2198905.UP.FTS.B, 15.38%, 12/08/24 . 4,550 4,494
L2203403.UP.FTS.B, 15.5%, 12/08/24 .... 13,696 1,959
L2192030.UP.FTS.B, 15.79%, 12/08/24 ... 6,919 6,834
L2205721.UP.FTS.B, 15.97%, 12/08/24 ... 5,464 5,397
L2202823.UP.FTS.B, 16.25%, 12/08/24 ... 2,199 2,170
L2199002.UP.FTS.B, 16.29%, 12/08/24 ... 2,186 2,160
L2201862.UP.FTS.B, 17%, 12/08/24 ..... 4,560 4,504
L2204481.UP.FTS.B, 17.12%, 12/08/24 ... 6,932 6,847
L2201197.UP.FTS.B, 17.52%, 12/08/24 ... 5,170 2,990
L2200703.UP.FTS.B, 17.76%, 12/08/24 ... 913 902
L2202850.UP.FTS.B, 17.99%, 12/08/24 ... 1,751 1,727
L2200495.UP.FTS.B, 18.21%, 12/08/24 ... 5,749 1,575
FW2202930.UP.FTS.B, 18.22%, 12/08/24 . 2,284 2,256
L2202296.UP.FTS.B, 18.33%, 12/08/24 ... 1,757 1,734
FW2201612.UP.FTS.B, 18.99%, 12/08/24 . 1,829 1,807
L2206681.UP.FTS.B, 19.32%, 12/08/24 ... 3,659 3,615
L2204182.UP.FTS.B, 19.36%, 12/08/24 ... 8,234 8,134
L2204390.UP.FTS.B, 19.52%, 12/08/24 ... 7,320 7,232
L2205597.UP.FTS.B, 19.53%, 12/08/24 ... 1,893 1,097
L2203811.UP.FTS.B, 19.85%, 12/08/24 ... 2,746 2,713
L2201390.UP.FTS.B, 19.92%, 12/08/24 ... 10,988 10,855
L2201524.UP.FTS.B, 19.94%, 12/08/24 ... 5,479 5,394
FW2206245.UP.FTS.B, 20.03%, 12/08/24 . 1,374 1,357
L2203066.UP.FTS.B, 20.07%, 12/08/24 ... 15,841 15,650
FW2201021.UP.FTS.B, 20.28%, 12/08/24 . 819 806
FW2201750.UP.FTS.B, 20.37%, 12/08/24 . 1,832 1,810
L2201072.UP.FTS.B, 20.37%, 12/08/24 ... 3,206 3,168
L2202128.UP.FTS.B, 20.41%, 12/08/24 ... 3,481 3,439
FW2205926.UP.FTS.B, 21.09%, 12/08/24 . 2,377 1,377
FW2203151.UP.FTS.B, 21.13%, 12/08/24 . 3,851 3,791
L2204817.UP.FTS.B, 21.24%, 12/08/24 ... 4,614 2,780
L2206755.UP.FTS.B, 21.25%, 12/08/24 ... 1,559 1,540
L2192296.UP.FTS.B, 21.33%, 12/08/24 ... 3,669 3,612
L2202392.UP.FTS.B, 21.41%, 12/08/24 ... 4,128 4,064
L2206735.UP.FTS.B, 21.46%, 12/08/24 ... 4,587 4,532
L2180897.UP.FTS.B, 21.81%, 12/08/24 ... 7,342 7,228
FW2201886.UP.FTS.B, 21.86%, 12/08/24 . 1,741 1,717
L2203505.UP.FTS.B, 22.57%, 12/08/24 ... 14,699 14,471
FW2206827.UP.FTS.B, 22.71%, 12/08/24 . 4,594 4,523
L2202066.UP.FTS.B, 22.88%, 12/08/24 ... 1,654 1,629
L2202398.UP.FTS.B, 23.19%, 12/08/24 ... 6,436 6,336
FW2206155.UP.FTS.B, 23.2%, 12/08/24 .. 1,744 1,714
L2200082.UP.FTS.B, 23.29%, 12/08/24 ... 2,816 2,768
L2201277.UP.FTS.B, 23.37%, 12/08/24 ... 3,050 3,006
L2201431.UP.FTS.B, 23.43%, 12/08/24 ... 6,270 6,164
FW2202263.UP.FTS.B, 23.94%, 12/08/24 . 1,380 1,359

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
176
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2206719.UP.FTS.B, 24.2%, 12/08/24 .. $ 10,956 $ 10,782
FW2203344.UP.FTS.B, 24.4%, 12/08/24 .. 2,822 1,690
FW2202564.UP.FTS.B, 24.94%, 12/08/24 . 1,963 289
L2202471.UP.FTS.B, 24.95%, 12/08/24 ... 11,333 11,159
FW2200630.UP.FTS.B, 25.74%, 12/08/24 . 7,748 7,629
FW2176932.UP.FTS.B, 25.88%, 12/08/24 . 2,310 2,276
FW2202124.UP.FTS.B, 26.35%, 12/08/24 . 4,196 4,138
FW2203707.UP.FTS.B, 26.53%, 12/08/24 . 3,685 3,628
FW2201104.UP.FTS.B, 26.62%, 12/08/24 . 924 909
FW2202611.UP.FTS.B, 27.15%, 12/08/24 . 6,472 941
FW2201792.UP.FTS.B, 27.21%, 12/08/24 . 3,234 3,184
FW2201445.UP.FTS.B, 27.41%, 12/08/24 . 4,626 4,559
FW2204267.UP.FTS.B, 28.46%, 12/08/24 . 1,395 204
FW2201560.UP.FTS.B, 28.51%, 12/08/24 . 1,943 1,914
FW2204026.UP.FTS.B, 28.52%, 12/08/24 . 7,403 7,290
FW2205860.UP.FTS.B, 28.57%, 12/08/24 . 1,944 1,914
FW2202524.UP.FTS.B, 28.64%, 12/08/24 . 1,665 1,639
FW2201579.UP.FTS.B, 28.82%, 12/08/24 . 2,870 2,826
FW2201851.UP.FTS.B, 28.82%, 12/08/24 . 1,666 1,641
FW2205439.UP.FTS.B, 29.01%, 12/08/24 . 2,963 2,918
L2382768.UP.FTS.B, 5.08%, 1/11/25 ..... 1,660 1,651
L2413126.UP.FTS.B, 5.21%, 1/11/25 ..... 3,689 3,670
L2411924.UP.FTS.B, 5.26%, 1/11/25 ..... 5,534 5,505
L2411777.UP.FTS.B, 5.56%, 1/11/25 ..... 8,304 8,260
L2411090.UP.FTS.B, 5.74%, 1/11/25 ..... 6,460 6,426
L2412107.UP.FTS.B, 6.11%, 1/11/25 ..... 2,770 2,755
L2413813.UP.FTS.B, 6.18%, 1/11/25 ..... 2,770 2,755
L2413053.UP.FTS.B, 6.21%, 1/11/25 ..... 5,540 5,511
L2408176.UP.FTS.B, 6.75%, 1/11/25 ..... 893 888
L2412917.UP.FTS.B, 6.87%, 1/11/25 ..... 2,772 2,757
L2410038.UP.FTS.B, 6.92%, 1/11/25 ..... 3,234 3,217
L2411645.UP.FTS.B, 6.95%, 1/11/25 ..... 4,167 4,149
L2412167.UP.FTS.B, 7.12%, 1/11/25 ..... 3,697 3,678
FW2409367.UP.FTS.B, 7.16%, 1/11/25 ... 1,849 1,839
L2407024.UP.FTS.B, 7.25%, 1/11/25 ..... 3,971 3,949
L2410776.UP.FTS.B, 7.38%, 1/11/25 ..... 5,548 5,513
FW2411155.UP.FTS.B, 7.59%, 1/11/25 ... 3,509 3,490
L2413637.UP.FTS.B, 7.76%, 1/11/25 ..... 2,766 2,749
L2402281.UP.FTS.B, 7.89%, 1/11/25 ..... 18,458 18,359
FW2408203.UP.FTS.B, 8.04%, 1/11/25 ... 2,500 2,481
L2407274.UP.FTS.B, 8.11%, 1/11/25 ..... 2,004 1,991
FW2413171.UP.FTS.B, 8.15%, 1/11/25 ... 2,776 2,759
L2413751.UP.FTS.B, 8.33%, 1/11/25 ..... 2,310 2,295
L2410774.UP.FTS.B, 8.51%, 1/11/25 ..... 4,430 4,400
L2402983.UP.FTS.B, 8.56%, 1/11/25 ..... 2,500 2,484
L2412008.UP.FTS.B, 8.58%, 1/11/25 ..... 9,258 9,200
FW2408763.UP.FTS.B, 8.69%, 1/11/25 ... 6,092 3,288
FW2413095.UP.FTS.B, 8.74%, 1/11/25 ... 4,330 4,299
L2407827.UP.FTS.B, 8.84%, 1/11/25 ..... 3,330 3,309
L2410161.UP.FTS.B, 9.06%, 1/11/25 ..... 1,853 1,841
L2407027.UP.FTS.B, 9.18%, 1/11/25 ..... 4,169 4,143
L2411609.UP.FTS.B, 9.19%, 1/11/25 ..... 1,853 1,841
L2408028.UP.FTS.B, 9.2%, 1/11/25 ...... 3,234 3,213
L2405780.UP.FTS.B, 9.56%, 1/11/25 ..... 2,039 2,026
L2413288.UP.FTS.B, 9.72%, 1/11/25 ..... 951 513
L2412291.UP.FTS.B, 10.18%, 1/11/25 .... 1,855 1,843
FW2412135.UP.FTS.B, 10.19%, 1/11/25 .. 1,853 1,841
FW2408831.UP.FTS.B, 10.24%, 1/11/25 .. 3,795 2,045
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2413510.UP.FTS.B, 10.29%, 1/11/25 .... $ 15,305 $ 15,208
L2411555.UP.FTS.B, 10.32%, 1/11/25 .... 4,174 4,148
L2408096.UP.FTS.B, 10.52%, 1/11/25 .... 3,860 3,834
FW2412813.UP.FTS.B, 10.67%, 1/11/25 .. 928 922
L2411669.UP.FTS.B, 10.84%, 1/11/25 .... 1,856 1,843
FW2410432.UP.FTS.B, 10.89%, 1/11/25 .. 4,641 4,607
L2411242.UP.FTS.B, 10.89%, 1/11/25 .... 2,877 2,859
L2413320.UP.FTS.B, 11.28%, 1/11/25 .... 18,571 18,453
L2405109.UP.FTS.B, 11.47%, 1/11/25 .... 1,393 1,383
FW2412630.UP.FTS.B, 12.03%, 1/11/25 .. 2,788 2,768
FW2409055.UP.FTS.B, 12.38%, 1/11/25 .. 1,023 1,015
L2412366.UP.FTS.B, 12.6%, 1/11/25 ..... 930 923
L2408103.UP.FTS.B, 12.61%, 1/11/25 .... 2,325 2,308
FW2412082.UP.FTS.B, 12.62%, 1/11/25 .. 5,114 5,077
FW2412930.UP.FTS.B, 12.99%, 1/11/25 .. 4,598 2,552
L2410850.UP.FTS.B, 13.07%, 1/11/25 .... 1,395 1,385
L2412558.UP.FTS.B, 13.17%, 1/11/25 .... 1,396 1,386
L2410120.UP.FTS.B, 14.05%, 1/11/25 .... 1,863 1,849
FW2412033.UP.FTS.B, 14.09%, 1/11/25 .. 3,259 3,236
L2410413.UP.FTS.B, 14.16%, 1/11/25 .... 13,970 13,815
L2412221.UP.FTS.B, 14.17%, 1/11/25 .... 19,524 5,322
L2409499.UP.FTS.B, 14.28%, 1/11/25 .... 6,520 6,473
L2397480.UP.FTS.B, 15.09%, 1/11/25 .... 9,340 9,288
L2408428.UP.FTS.B, 15.76%, 1/11/25 .... 9,332 9,228
L2410798.UP.FTS.B, 15.99%, 1/11/25 .... 9,331 9,227
FW2413230.UP.FTS.B, 16.04%, 1/11/25 .. 6,159 6,090
FW2413492.UP.FTS.B, 16.11%, 1/11/25 .. 1,395 1,379
FW2411395.UP.FTS.B, 16.37%, 1/11/25 .. 2,799 2,768
L2407096.UP.FTS.B, 16.55%, 1/11/25 .... 21,940 21,695
L2409614.UP.FTS.B, 17.29%, 1/11/25 .... 5,699 5,636
L2411442.UP.FTS.B, 17.42%, 1/11/25 .... 17,754 17,556
L2409234.UP.FTS.B, 17.51%, 1/11/25 .... 2,804 2,772
L2407062.UP.FTS.B, 17.52%, 1/11/25 .... 1,589 1,571
L2411946.UP.FTS.B, 17.59%, 1/11/25 .... 8,131 8,040
L2402752.UP.FTS.B, 18.22%, 1/11/25 .... 5,611 5,548
L2405533.UP.FTS.B, 18.22%, 1/11/25 .... 9,352 9,247
L2412453.UP.FTS.B, 19.73%, 1/11/25 .... 30,006 29,638
L2412506.UP.FTS.B, 19.8%, 1/11/25 ..... 8,804 8,705
L2407256.UP.FTS.B, 20.21%, 1/11/25 .... 6,559 6,467
L2411253.UP.FTS.B, 20.46%, 1/11/25 .... 1,874 1,853
FW2410096.UP.FTS.B, 20.55%, 1/11/25 .. 933 923
L2413715.UP.FTS.B, 20.58%, 1/11/25 .... 937 927
FW2407665.UP.FTS.B, 20.61%, 1/11/25 .. 23,434 23,105
L2412369.UP.FTS.B, 20.63%, 1/11/25 .... 3,100 445
FW2410127.UP.FTS.B, 20.85%, 1/11/25 .. 944 932
FW2388641.UP.FTS.B, 21.09%, 1/11/25 .. 938 927
FW2411559.UP.FTS.B, 21.14%, 1/11/25 .. 2,345 2,318
L2401534.UP.FTS.B, 21.34%, 1/11/25 .... 11,251 11,124
L2413329.UP.FTS.B, 21.38%, 1/11/25 .... 14,070 13,873
FW2410280.UP.FTS.B, 22.2%, 1/11/25 ... 1,690 1,666
L2410058.UP.FTS.B, 22.27%, 1/11/25 .... 10,139 10,025
L2411551.UP.FTS.B, 22.31%, 1/11/25 .... 3,012 2,974
L2413428.UP.FTS.B, 23.28%, 1/11/25 .... 1,222 1,204
L2407636.UP.FTS.B, 23.33%, 1/11/25 .... 1,128 1,112
FW2411472.UP.FTS.B, 24.01%, 1/11/25 .. 8,463 8,344
FW2408676.UP.FTS.B, 24.16%, 1/11/25 .. 4,138 4,080
FW2411482.UP.FTS.B, 24.41%, 1/11/25 .. 7,102 6,999
FW2410949.UP.FTS.B, 25.16%, 1/11/25 .. 1,412 1,392

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
177
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2408865.UP.FTS.B, 25.5%, 1/11/25 ... $ 2,374 $ 2,332
L2410557.UP.FTS.B, 26.28%, 1/11/25 .... 2,356 2,322
FW2409120.UP.FTS.B, 26.65%, 1/11/25 .. 4,713 4,646
FW2412539.UP.FTS.B, 27.71%, 1/11/25 .. 4,717 4,650
FW2411088.UP.FTS.B, 28.45%, 1/11/25 .. 1,888 1,861
FW2412560.UP.FTS.B, 28.48%, 1/11/25 .. 5,098 5,026
FW2412871.UP.FTS.B, 28.66%, 1/11/25 .. 1,888 1,862
FW2410693.UP.FTS.B, 28.78%, 1/11/25 .. 8,627 8,501
FW2413084.UP.FTS.B, 29.03%, 1/11/25 .. 2,098 2,072
FW2412449.UP.FTS.B, 29.08%, 1/11/25 .. 27,478 27,062
FW2408892.UP.FTS.B, 33.73%, 1/11/25 .. 4,457 4,393
L2415563.UP.FTS.B, 5.17%, 1/12/25 .... 6,917 6,883
L2415408.UP.FTS.B, 5.38%, 1/12/25 .... 9,195 9,149
L2398487.UP.FTS.B, 5.43%, 1/12/25 .... 32,237 32,079
L2418369.UP.FTS.B, 5.69%, 1/12/25 .... 1,384 1,378
L2414426.UP.FTS.B, 5.8%, 1/12/25 ..... 1,384 1,378
FW2419630.UP.FTS.B, 6.3%, 1/12/25 .... 925 922
FW2417903.UP.FTS.B, 6.38%, 1/12/25 ... 2,309 2,298
L2420304.UP.FTS.B, 6.48%, 1/12/25 .... 2,309 2,298
L2419347.UP.FTS.B, 6.78%, 1/12/25 .... 7,854 7,817
L2416428.UP.FTS.B, 6.81%, 1/12/25 .... 1,848 1,839
FW2414692.UP.FTS.B, 6.84%, 1/12/25 ... 1,848 1,839
L2418759.UP.FTS.B, 6.94%, 1/12/25 .... 8,250 8,210
L2419328.UP.FTS.B, 7.52%, 1/12/25 .... 6,473 6,443
L2415914.UP.FTS.B, 7.64%, 1/12/25 .... 3,237 3,219
L2419593.UP.FTS.B, 7.67%, 1/12/25 .... 1,110 1,105
L2419517.UP.FTS.B, 7.68%, 1/12/25 .... 5,564 5,537
FW2418816.UP.FTS.B, 7.73%, 1/12/25 ... 5,550 5,519
L2419589.UP.FTS.B, 7.74%, 1/12/25 .... 13,874 13,796
L2416890.UP.FTS.B, 7.78%, 1/12/25 .... 5,827 5,795
FW2417431.UP.FTS.B, 7.8%, 1/12/25 .... 9,435 9,391
L2419183.UP.FTS.B, 8%, 1/12/25 ....... 2,961 2,947
FW2416518.UP.FTS.B, 8.11%, 1/12/25 ... 4,627 4,601
L2417943.UP.FTS.B, 8.11%, 1/12/25 ..... 4,627 4,601
L2417004.UP.FTS.B, 8.72%, 1/12/25 .... 4,630 4,608
L2414073.UP.FTS.B, 8.79%, 1/12/25 .... 2,031 2,020
L2415019.UP.FTS.B, 8.85%, 1/12/25 .... 1,852 1,842
L2415625.UP.FTS.B, 8.97%, 1/12/25 .... 2,958 2,941
L2416430.UP.FTS.B, 9.01%, 1/12/25 .... 4,631 4,606
L2414074.UP.FTS.B, 9.04%, 1/12/25 .... 13,894 13,818
FW2416507.UP.FTS.B, 9.11%, 1/12/25 ... 4,447 4,422
L2417145.UP.FTS.B, 9.34%, 1/12/25 .... 1,019 1,014
FW2418164.UP.FTS.B, 9.41%, 1/12/25 ... 2,317 2,304
L2417687.UP.FTS.B, 9.43%, 1/12/25 .... 1,201 1,191
L2415812.UP.FTS.B, 9.44%, 1/12/25 .... 4,993 4,965
L2417726.UP.FTS.B, 9.57%, 1/12/25 .... 4,634 4,609
L2414740.UP.FTS.B, 9.6%, 1/12/25 ..... 1,390 1,383
FW2413836.UP.FTS.B, 10.39%, 1/12/25 .. 2,312 2,299
L2396686.UP.FTS.B, 10.42%, 1/12/25 .... 4,638 4,613
FW2419415.UP.FTS.B, 10.5%, 1/12/25 ... 1,856 1,846
FW2416931.UP.FTS.B, 10.8%, 1/12/25 ... 10,209 10,145
L2414847.UP.FTS.B, 11.02%, 1/12/25 .... 10,211 10,148
L2414221.UP.FTS.B, 11.17%, 1/12/25 .... 4,642 4,613
L2417964.UP.FTS.B, 11.38%, 1/12/25 .... 4,643 4,615
FW2416547.UP.FTS.B, 11.39%, 1/12/25 .. 2,693 2,676
L2420369.UP.FTS.B, 11.76%, 1/12/25 .... 17,495 17,369
L2415059.UP.FTS.B, 12.06%, 1/12/25 .... 1,394 1,385
L2413961.UP.FTS.B, 13.69%, 1/12/25 .... 3,725 3,703
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2414544.UP.FTS.B, 14.43%, 1/12/25 .... $ 2,329 $ 2,315
L2411232.UP.FTS.B, 15.21%, 1/12/25 .... 27,039 26,879
L2419075.UP.FTS.B, 17.01%, 1/12/25 .... 1,868 1,850
L2418199.UP.FTS.B, 17.24%, 1/12/25 .... 872 862
L2417700.UP.FTS.B, 17.92%, 1/12/25 .... 3,740 3,704
FW2417716.UP.FTS.B, 18.03%, 1/12/25 .. 2,335 2,312
FW2417625.UP.FTS.B, 18.19%, 1/12/25 .. 2,618 2,603
FW2416853.UP.FTS.B, 18.35%, 1/12/25 .. 6,540 6,477
L2415959.UP.FTS.B, 18.8%, 1/12/25 .... 923 914
L2418715.UP.FTS.B, 19.25%, 1/12/25 .... 4,681 4,636
L2419498.UP.FTS.B, 19.45%, 1/12/25 .... 9,363 9,274
L2417349.UP.FTS.B, 20.05%, 1/12/25 .... 1,861 1,843
L2414941.UP.FTS.B, 20.48%, 1/12/25 .... 5,623 5,555
FW2416638.UP.FTS.B, 22.19%, 1/12/25 .. 9,387 9,274
L2417218.UP.FTS.B, 22.21%, 1/12/25 .... 3,775 3,744
L2414519.UP.FTS.B, 22.88%, 1/12/25 .... 3,100 3,063
L2418909.UP.FTS.B, 22.9%, 1/12/25 .... 2,348 2,320
L2414032.UP.FTS.B, 23.21%, 1/12/25 .... 2,611 2,585
L2352635.UP.FTS.B, 23.27%, 1/12/25 .... 7,047 6,963
FW2414761.UP.FTS.B, 23.39%, 1/12/25 .. 939 927
L2412538.UP.FTS.B, 23.48%, 1/12/25 .... 3,759 3,714
FW2417500.UP.FTS.B, 23.65%, 1/12/25 .. 1,868 1,845
L2414130.UP.FTS.B, 23.68%, 1/12/25 .... 2,988 2,952
FW2414957.UP.FTS.B, 23.71%, 1/12/25 .. 11,256 11,150
FW2414041.UP.FTS.B, 23.78%, 1/12/25 .. 3,761 3,715
FW2416686.UP.FTS.B, 24.84%, 1/12/25 .. 2,270 2,247
FW2418415.UP.FTS.B, 26.15%, 1/12/25 .. 14,132 13,965
FW2411570.UP.FTS.B, 26.6%, 1/12/25 ... 2,639 2,608
FW2414169.UP.FTS.B, 26.75%, 1/12/25 .. 5,279 5,216
FW2415083.UP.FTS.B, 27.47%, 1/12/25 .. 5,659 5,593
FW2414437.UP.FTS.B, 27.76%, 1/12/25 .. 2,830 2,797
FW2417137.UP.FTS.B, 28.46%, 1/12/25 .. 9,351 9,236
FW2415206.UP.FTS.B, 28.53%, 1/12/25 .. 9,441 9,330
FW2414944.UP.FTS.B, 29.31%, 1/12/25 .. 2,456 2,428
FW2417255.UP.FTS.B, 33.33%, 1/12/25 .. 2,700 797
FW2635737.UP.FTS.B, 5.82%, 2/15/25 ... 3,320 3,307
L2636718.UP.FTS.B, 6.51%, 2/15/25 .... 949 945
L2631679.UP.FTS.B, 6.61%, 2/15/25 .... 4,741 4,722
L2632890.UP.FTS.B, 6.77%, 2/15/25 .... 9,485 9,447
L2634175.UP.FTS.B, 6.95%, 2/15/25 .... 8,546 8,512
L2634671.UP.FTS.B, 8.48%, 2/15/25 .... 33,264 33,107
L2634533.UP.FTS.B, 8.5%, 2/15/25 ..... 19,009 18,919
L2634613.UP.FTS.B, 8.55%, 2/15/25 .... 6,653 6,621
FW2634820.UP.FTS.B, 9.15%, 2/15/25 ... 6,561 6,530
L2633581.UP.FTS.B, 9.23%, 2/15/25 .... 1,994 1,985
FW2634377.UP.FTS.B, 10%, 2/15/25 .... 951 947
L2634177.UP.FTS.B, 15.21%, 2/15/25 .... 2,100 2,083
L2636760.UP.FTS.B, 15.98%, 2/15/25 .... 12,442 12,354
FW2634284.UP.FTS.B, 16.22%, 2/15/25 .. 9,554 9,472
L2634751.UP.FTS.B, 16.31%, 2/15/25 .... 1,815 1,805
L2631912.UP.FTS.B, 16.39%, 2/15/25 .... 5,733 5,684
FW2626603.UP.FTS.B, 16.54%, 2/15/25 .. 39,864 39,511
L2636882.UP.FTS.B, 16.54%, 2/15/25 .... 5,256 5,211
L2632664.UP.FTS.B, 17.32%, 2/15/25 .... 956 948
L2631947.UP.FTS.B, 17.44%, 2/15/25 .... 956 948
L2635618.UP.FTS.B, 17.92%, 2/15/25 .... 3,347 3,319
L2633074.UP.FTS.B, 18.31%, 2/15/25 .... 6,696 6,639
L2634161.UP.FTS.B, 18.39%, 2/15/25 .... 4,018 3,984

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
178
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2631536.UP.FTS.B, 18.63%, 2/15/25 .. $ 1,148 $ 1,138
L2631294.UP.FTS.B, 19.11%, 2/15/25 .... 957 949
L2632627.UP.FTS.B, 20.79%, 2/15/25 .... 9,581 9,479
L2634669.UP.FTS.B, 20.85%, 2/15/25 .... 9,964 9,859
L2631763.UP.FTS.B, 20.93%, 2/15/25 .... 8,215 7,917
FW2636107.UP.FTS.B, 21.14%, 2/15/25 .. 10,138 10,019
L2635526.UP.FTS.B, 21.85%, 2/15/25 .... 2,650 2,617
FW2631365.UP.FTS.B, 21.86%, 2/15/25 .. 6,232 6,165
FW2637244.UP.FTS.B, 22.65%, 2/15/25 .. 959 949
L2635186.UP.FTS.B, 23.03%, 2/15/25 .... 4,797 4,746
L2635358.UP.FTS.B, 24.79%, 2/15/25 .... 7,106 7,030
FW2633708.UP.FTS.B, 25.99%, 2/15/25 .. 6,246 6,179
FW2631136.UP.FTS.B, 27.13%, 2/15/25 .. 1,820 1,798
FW2631651.UP.FTS.B, 27.52%, 2/15/25 .. 6,252 6,184
FW2635191.UP.FTS.B, 29%, 2/15/25 .... 3,658 3,618
FW2634333.UP.FTS.B, 29.01%, 2/15/25 .. 36,578 36,182
FW2631826.UP.FTS.B, 31.23%, 2/15/25 .. 5,142 5,083
L2639657.UP.FTS.B, 5.92%, 2/16/25 .... 1,423 1,418
L2639334.UP.FTS.B, 6.42%, 2/16/25 .... 7,758 7,721
FW2638680.UP.FTS.B, 7.01%, 2/16/25 ... 2,089 2,082
L2639360.UP.FTS.B, 7.14%, 2/16/25 .... 16,029 15,962
L2643179.UP.FTS.B, 7.28%, 2/16/25 .... 4,697 4,681
L2637484.UP.FTS.B, 7.65%, 2/16/25 .... 4,084 4,071
L2639542.UP.FTS.B, 8.21%, 2/16/25 .... 2,376 2,366
L2638987.UP.FTS.B, 9.25%, 2/16/25 .... 2,287 2,277
L2642308.UP.FTS.B, 10.18%, 2/16/25 .... 9,515 9,479
FW2644636.UP.FTS.B, 10.31%, 2/16/25 .. 950 946
L2640736.UP.FTS.B, 10.49%, 2/16/25 .... 1,428 1,422
FW2639791.UP.FTS.B, 11.24%, 2/16/25 .. 4,761 4,740
FW2644605.UP.FTS.B, 13.5%, 2/16/25 ... 9,537 9,496
FW2640049.UP.FTS.B, 13.66%, 2/16/25 .. 10,205 10,162
FW2641858.UP.FTS.B, 14.06%, 2/16/25 .. 5,217 5,179
FW2640344.UP.FTS.B, 14.17%, 2/16/25 .. 2,355 2,344
L2644835.UP.FTS.B, 14.27%, 2/16/25 .... 12,404 12,352
L2639914.UP.FTS.B, 14.3%, 2/16/25 .... 6,679 6,632
L2573704.UP.FTS.B, 14.5%, 2/16/25 .... 3,817 3,790
L2644018.UP.FTS.B, 15.49%, 2/16/25 .... 3,820 3,793
FW2642814.UP.FTS.B, 15.64%, 2/16/25 .. 5,265 5,235
L2644825.UP.FTS.B, 15.86%, 2/16/25 .... 2,865 2,845
FW2642902.UP.FTS.B, 16.38%, 2/16/25 .. 7,644 7,590
L2640305.UP.FTS.B, 16.68%, 2/16/25 .... 6,212 6,168
FW2644294.UP.FTS.B, 16.92%, 2/16/25 .. 3,154 3,132
FW2639338.UP.FTS.B, 17.66%, 2/16/25 .. 9,567 9,501
FW2639899.UP.FTS.B, 18.71%, 2/16/25 .. 9,569 9,503
L2641019.UP.FTS.B, 18.97%, 2/16/25 .... 14,355 14,257
L2639930.UP.FTS.B, 19.1%, 2/16/25 .... 2,106 2,091
L2644145.UP.FTS.B, 19.28%, 2/16/25 .... 2,445 2,321
L2637891.UP.FTS.B, 19.29%, 2/16/25 .... 7,517 7,462
FW2639706.UP.FTS.B, 19.94%, 2/16/25 .. 6,129 6,075
L2641952.UP.FTS.B, 19.98%, 2/16/25 .... 4,214 4,185
L2641810.UP.FTS.B, 22.34%, 2/16/25 .... 1,958 1,858
FW2643292.UP.FTS.B, 23.05%, 2/16/25 .. 4,701 4,661
L2639553.UP.FTS.B, 23.86%, 2/16/25 .... 10,750 10,658
FW2639697.UP.FTS.B, 24.32%, 2/16/25 .. 1,632 1,618
FW2638912.UP.FTS.B, 24.71%, 2/16/25 .. 2,305 2,285
FW2641058.UP.FTS.B, 24.99%, 2/16/25 .. 7,203 7,156
FW2643827.UP.FTS.B, 25.41%, 2/16/25 .. 4,803 4,763
FW2643384.UP.FTS.B, 26.02%, 2/16/25 .. 4,176 4,140
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2639247.UP.FTS.B, 27.74%, 2/16/25 .. $ 7,175 $ 7,113
L2627901.UP.FTS.B, 28.31%, 2/16/25 .... 13,567 13,455
FW2643033.UP.FTS.B, 29.49%, 2/16/25 .. 6,258 6,207
L2644671.UP.FTS.B, 5.08%, 2/17/25 .... 9,480 9,448
L2645028.UP.FTS.B, 11.5%, 2/17/25 ..... 3,333 3,320
FW2645054.UP.FTS.B, 11.7%, 2/17/25 ... 7,348 7,313
L2645804.UP.FTS.B, 15.74%, 2/17/25 .... 2,663 2,649
L2604120.UP.FTS.B, 17.7%, 2/17/25 .... 9,572 9,523
L2644158.UP.FTS.B, 17.96%, 2/17/25 .... 648 640
FW2645759.UP.FTS.B, 24.75%, 2/17/25 .. 9,603 9,526
FW2645634.UP.FTS.B, 29.15%, 2/17/25 .. 2,022 2,006
L1708948.UP.FTS.B, 7.47%, 9/14/26 .... 8,113 8,060
L1709252.UP.FTS.B, 8.33%, 9/14/26 .... 9,034 8,975
L1711804.UP.FTS.B, 9.08%, 9/14/26 ..... 9,050 8,992
L1709773.UP.FTS.B, 9.1%, 9/14/26 ..... 1,810 1,798
L1709466.UP.FTS.B, 9.12%, 9/14/26 .... 9,951 9,886
L1711063.UP.FTS.B, 9.57%, 9/14/26 ..... 12,686 12,604
L1711325.UP.FTS.B, 9.58%, 9/14/26 ..... 15,404 15,305
L1710250.UP.FTS.B, 9.72%, 9/14/26 .... 7,252 7,186
L1710722.UP.FTS.B, 9.73%, 9/14/26 .... 18,130 18,012
L1709358.UP.FTS.B, 10.97%, 9/14/26 .... 39,002 38,647
L1711260.UP.FTS.B, 11.26%, 9/14/26 .... 1,820 1,803
L1709982.UP.FTS.B, 11.59%, 9/14/26 .... 10,926 10,827
FW1711975.UP.FTS.B, 11.76%, 9/14/26 .. 24,594 24,371
L1711112.UP.FTS.B, 12.03%, 9/14/26 .... 18,229 18,064
FW1709227.UP.FTS.B, 12.04%, 9/14/26 .. 1,780 1,764
L1711960.UP.FTS.B, 12.48%, 9/14/26 .... 2,737 2,712
L1708544.UP.FTS.B, 12.57%, 9/14/26 .... 3,640 3,607
L1709990.UP.FTS.B, 12.82%, 9/14/26 .... 2,283 2,262
FW1709162.UP.FTS.B, 13.06%, 9/14/26 .. 8,223 8,148
L1709442.UP.FTS.B, 13.19%, 9/14/26 .... 45,694 45,280
L1712219.UP.FTS.B, 13.34%, 9/14/26 .... 3,420 3,385
L1711120.UP.FTS.B, 13.48%, 9/14/26 .... 5,853 5,800
L1711626.UP.FTS.B, 13.98%, 9/14/26 .... 18,310 18,145
L1712525.UP.FTS.B, 14.32%, 9/14/26 .... 3,685 3,653
L1705354.UP.FTS.B, 14.33%, 9/14/26 .... 21,990 21,791
L1709686.UP.FTS.B, 14.5%, 9/14/26 .... 18,332 18,166
L1712405.UP.FTS.B, 14.66%, 9/14/26 .... 5,504 5,455
L1712030.UP.FTS.B, 15.05%, 9/14/26 .... 2,753 2,717
L1709833.UP.FTS.B, 15.27%, 9/14/26 .... 11,017 10,875
FW1711888.UP.FTS.B, 15.29%, 9/14/26 .. 9,182 9,063
L1711759.UP.FTS.B, 15.35%, 9/14/26 .... 9,180 9,061
L1711137.UP.FTS.B, 15.58%, 9/14/26 .... 2,756 2,721
FW1710596.UP.FTS.B, 15.85%, 9/14/26 .. 4,596 4,537
L1710000.UP.FTS.B, 16.05%, 9/14/26 .... 18,394 18,156
FW1711241.UP.FTS.B, 16.08%, 9/14/26 .. 3,679 3,631
L1707201.UP.FTS.B, 16.24%, 9/14/26 .... 13,801 13,623
FW1711886.UP.FTS.B, 16.44%, 9/14/26 .. 1,841 1,817
FW1710711.UP.FTS.B, 16.48%, 9/14/26 .. 2,301 2,272
L1708685.UP.FTS.B, 16.63%, 9/14/26 .... 2,762 2,738
L1708577.UP.FTS.B, 16.66%, 9/14/26 .... 6,471 6,379
L1711658.UP.FTS.B, 16.72%, 9/14/26 .... 2,703 2,667
L1710867.UP.FTS.B, 16.91%, 9/14/26 .... 3,685 3,638
L1702339.UP.FTS.B, 16.97%, 9/14/26 .... 12,294 11,567
FW1709135.UP.FTS.B, 16.99%, 9/14/26 .. 4,608 4,548
L1709613.UP.FTS.B, 17.03%, 9/14/26 .... 2,765 2,729
FW1710769.UP.FTS.B, 17.16%, 9/14/26 .. 5,531 5,459
L1711610.UP.FTS.B, 17.32%, 9/14/26 .... 23,053 22,692

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
179
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1708807.UP.FTS.B, 17.72%, 9/14/26 .... $ 9,229 $ 9,110
L1711190.UP.FTS.B, 17.79%, 9/14/26 .... 6,000 5,906
L1710981.UP.FTS.B, 17.81%, 9/14/26 .... 9,414 8,848
L1710421.UP.FTS.B, 18.12%, 9/14/26 .... 14,410 14,171
L1710484.UP.FTS.B, 18.16%, 9/14/26 .... 7,390 7,274
FW1712049.UP.FTS.B, 18.25%, 9/14/26 .. 4,989 4,911
L1710571.UP.FTS.B, 18.38%, 9/14/26 .... 1,484 108
FW1709424.UP.FTS.B, 18.79%, 9/14/26 .. 13,874 13,695
FW1709134.UP.FTS.B, 18.89%, 9/14/26 .. 9,251 9,106
L1710731.UP.FTS.B, 18.91%, 9/14/26 .... 2,775 2,732
L1712201.UP.FTS.B, 18.94%, 9/14/26 .... 2,312 2,275
L1709877.UP.FTS.B, 19.26%, 9/14/26 .... 4,630 4,558
FW1711268.UP.FTS.B, 19.32%, 9/14/26 .. 6,946 6,837
L1711904.UP.FTS.B, 19.49%, 9/14/26 .... 18,454 18,266
L1711008.UP.FTS.B, 19.81%, 9/14/26 .... 9,268 9,176
L1711215.UP.FTS.B, 19.91%, 9/14/26 .... 5,562 5,507
L1709643.UP.FTS.B, 20.04%, 9/14/26 .... 3,709 3,651
FW1709115.UP.FTS.B, 20.14%, 9/14/26 .. 4,482 4,409
L1708842.UP.FTS.B, 20.24%, 9/14/26 .... 7,384 7,308
FW1711645.UP.FTS.B, 20.26%, 9/14/26 .. 25,028 24,634
L1712297.UP.FTS.B, 20.36%, 9/14/26 .... 9,279 9,133
FW1712011.UP.FTS.B, 20.57%, 9/14/26 .. 5,105 5,025
L1708429.UP.FTS.B, 20.63%, 9/14/26 .... 2,785 2,757
L1710126.UP.FTS.B, 20.84%, 9/14/26 .... 6,500 6,435
L1708585.UP.FTS.B, 20.86%, 9/14/26 .... 27,643 27,353
L1711983.UP.FTS.B, 20.92%, 9/14/26 .... 4,682 4,611
FW1711817.UP.FTS.B, 20.95%, 9/14/26 .. 4,459 4,414
L1711180.UP.FTS.B, 21%, 9/14/26 ...... 22,303 22,081
L1711790.UP.FTS.B, 21.29%, 9/14/26 .... 1,316 1,300
FW1708681.UP.FTS.B, 21.58%, 9/14/26 .. 1,709 1,679
FW1712143.UP.FTS.B, 21.68%, 9/14/26 .. 4,651 4,605
FW1704691.UP.FTS.B, 21.96%, 9/14/26 .. 9,247 9,098
FW1710924.UP.FTS.B, 21.98%, 9/14/26 .. 1,457 34
L1709159.UP.FTS.B, 22.01%, 9/14/26 .... 14,084 13,870
L1707499.UP.FTS.B, 22.03%, 9/14/26 .... 9,312 9,219
L1710153.UP.FTS.B, 22.07%, 9/14/26 .... 6,470 6,403
L1710829.UP.FTS.B, 22.11%, 9/14/26 .... 4,655 4,595
L1709427.UP.FTS.B, 22.21%, 9/14/26 .... 3,725 3,687
L1711058.UP.FTS.B, 22.48%, 9/14/26 .... 7,919 7,840
L1710706.UP.FTS.B, 22.62%, 9/14/26 .... 2,874 2,844
L1711276.UP.FTS.B, 23.33%, 9/14/26 .... 2,053 2,032
FW1708581.UP.FTS.B, 23.53%, 9/14/26 .. 13,986 13,845
L1712099.UP.FTS.B, 23.67%, 9/14/26 .... 2,054 2,034
L1704673.UP.FTS.B, 23.71%, 9/14/26 .... 10,271 10,168
FW1711728.UP.FTS.B, 23.74%, 9/14/26 .. 3,922 3,883
L1710184.UP.FTS.B, 24.03%, 9/14/26 .... 1,672 1,646
L1709189.UP.FTS.B, 24.05%, 9/14/26 .... 32,700 32,372
FW1709337.UP.FTS.B, 24.31%, 9/14/26 .. 23,368 23,134
L1712413.UP.FTS.B, 24.71%, 9/14/26 .... 1,216 1,200
L1709924.UP.FTS.B, 24.74%, 9/14/26 .... 1,392 1,377
L1710379.UP.FTS.B, 24.83%, 9/14/26 .... 1,216 1,204
FW1710998.UP.FTS.B, 24.9%, 9/14/26 ... 29,210 419
FW1710506.UP.FTS.B, 24.97%, 9/14/26 .. 5,232 5,171
L1710592.UP.FTS.B, 25.03%, 9/14/26 .... 1,217 1,204
L1706788.UP.FTS.B, 25.12%, 9/14/26 .... 1,685 1,668
FW1712236.UP.FTS.B, 25.24%, 9/14/26 .. 7,550 7,473
L1711119.UP.FTS.B, 25.25%, 9/14/26 .... 1,488 1,472
L1710759.UP.FTS.B, 25.29%, 9/14/26 .... 1,030 1,020
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1711889.UP.FTS.B, 25.29%, 9/14/26 .... $ 3,090 $ 3,059
L1712021.UP.FTS.B, 25.29%, 9/14/26 .... 2,996 2,966
L1712197.UP.FTS.B, 25.34%, 9/14/26 .... 480 472
L1710443.UP.FTS.B, 25.38%, 9/14/26 .... 5,489 5,429
L1708479.UP.FTS.B, 25.39%, 9/14/26 .... 2,903 2,874
L1708413.UP.FTS.B, 25.44%, 9/14/26 .... 1,218 1,205
L1709050.UP.FTS.B, 25.44%, 9/14/26 .... 2,810 2,782
L1712014.UP.FTS.B, 25.46%, 9/14/26 .... 1,592 1,576
FW1707014.UP.FTS.B, 25.47%, 9/14/26 .. 12,693 12,560
L1710375.UP.FTS.B, 25.49%, 9/14/26 .... 1,872 1,853
L1707815.UP.FTS.B, 25.5%, 9/14/26 .... 6,624 6,557
L1682631.UP.FTS.B, 25.57%, 9/14/26 .... 47,081 48,065
FW1712366.UP.FTS.B, 25.67%, 9/14/26 .. 2,811 2,783
L1709036.UP.FTS.B, 25.69%, 9/14/26 .... 6,372 6,308
L1709217.UP.FTS.B, 25.78%, 9/14/26 .... 23,437 22,188
L1711582.UP.FTS.B, 25.87%, 9/14/26 .... 24,657 24,404
L1712466.UP.FTS.B, 25.9%, 9/14/26 .... 2,907 2,877
L1709668.UP.FTS.B, 25.91%, 9/14/26 .... 1,406 1,384
L1708800.UP.FTS.B, 25.93%, 9/14/26 .... 4,500 4,454
FW1712638.UP.FTS.B, 25.96%, 9/14/26 .. 3,470 246
L1710004.UP.FTS.B, 26.05%, 9/14/26 .... 9,376 9,282
L1711462.UP.FTS.B, 26.16%, 9/14/26 .... 3,470 248
L1711668.UP.FTS.B, 26.18%, 9/14/26 .... 4,408 4,363
L1704675.UP.FTS.B, 26.55%, 9/14/26 .... 6,110 5,777
L1708367.UP.FTS.B, 26.76%, 9/14/26 .... 3,062 3,029
FW1711474.UP.FTS.B, 26.77%, 9/14/26 .. 5,212 4,931
FW1711990.UP.FTS.B, 26.83%, 9/14/26 .. 8,638 8,550
FW1706254.UP.FTS.B, 26.93%, 9/14/26 .. 27,799 8,128
FW1711419.UP.FTS.B, 27.05%, 9/14/26 .. 3,384 3,347
L1701043.UP.FTS.B, 27.26%, 9/14/26 .... 11,275 11,161
FW1711816.UP.FTS.B, 27.5%, 9/14/26 ... 1,421 1,407
FW1712397.UP.FTS.B, 27.52%, 9/14/26 .. 2,820 2,791
FW1708181.UP.FTS.B, 28.2%, 9/14/26 ... 14,664 58
FW1711280.UP.FTS.B, 28.58%, 9/14/26 .. 19,717 19,513
FW1712164.UP.FTS.B, 28.97%, 9/14/26 .. 3,296 3,262
FW1712431.UP.FTS.B, 29.12%, 9/14/26 .. 2,827 2,799
FW1711078.UP.FTS.B, 29.28%, 9/14/26 .. 3,771 3,733
FW1709483.UP.FTS.B, 29.34%, 9/14/26 .. 4,600 326
FW1701558.UP.FTS.B, 29.38%, 9/14/26 .. 11,303 11,187
FW1708838.UP.FTS.B, 29.45%, 9/14/26 .. 915 904
FW1711953.UP.FTS.B, 29.73%, 9/14/26 .. 3,422 3,363
FW1711740.UP.FTS.B, 29.78%, 9/14/26 .. 12,584 3,691
FW1709270.UP.FTS.B, 29.95%, 9/14/26 .. 5,096 5,044
FW1697845.UP.FTS.B, 30.15%, 9/14/26 .. 4,007 (17)
FW1711943.UP.FTS.B, 30.23%, 9/14/26 .. 4,769 4,512
FW1708445.UP.FTS.B, 30.24%, 9/14/26 .. 2,134 316
FW1711057.UP.FTS.B, 30.36%, 9/14/26 .. 1,661 1,643
FW1709895.UP.FTS.B, 30.37%, 9/14/26 .. 3,588 3,552
FW1709566.UP.FTS.B, 30.55%, 9/14/26 .. 1,528 1,512
FW1708159.UP.FTS.B, 30.6%, 9/14/26 ... 1,807 1,785
FW1712255.UP.FTS.B, 30.71%, 9/14/26 .. 1,478 103
FW1710725.UP.FTS.B, 30.72%, 9/14/26 .. 3,212 3,180
FW1712184.UP.FTS.B, 30.77%, 9/14/26 .. 5,352 5,296
FW1712361.UP.FTS.B, 30.85%, 9/14/26 .. 4,062 3,910
FW1694372.UP.FTS.B, 30.91%, 9/14/26 .. 992 70
FW1708283.UP.FTS.B, 30.95%, 9/14/26 .. 3,781 3,742
FW1710730.UP.FTS.B, 31.01%, 9/14/26 .. 2,732 405
FW1709045.UP.FTS.B, 31.04%, 9/14/26 .. 2,836 2,807

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
180
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1712038.UP.FTS.B, 31.06%, 9/14/26 .. $ 2,986 $ 2,954
FW1711778.UP.FTS.B, 31.18%, 9/14/26 .. 3,146 3,114
FW1709334.UP.FTS.B, 31.22%, 9/14/26 .. 1,608 1,591
FW1709206.UP.FTS.B, 31.24%, 9/14/26 .. 1,324 1,310
FW1709237.UP.FTS.B, 31.24%, 9/14/26 .. 4,728 4,680
FW1710082.UP.FTS.B, 31.29%, 9/14/26 .. 994 148
FW1687516.UP.FTS.B, 31.34%, 9/14/26 .. 28,372 28,083
FW1712567.UP.FTS.B, 31.44%, 9/14/26 .. 2,743 2,715
FW1711131.UP.FTS.B, 31.51%, 9/14/26 .. 2,182 2,159
FW1708209.UP.FTS.B, 31.55%, 9/14/26 .. 6,623 6,556
FW1709680.UP.FTS.B, 31.93%, 9/14/26 .. 4,435 4,199
FW1710244.UP.FTS.B, 31.98%, 9/14/26 .. 3,500 247
FW1711329.UP.FTS.B, 32.12%, 9/14/26 .. 3,341 3,308
FW1708897.UP.FTS.B, 32.27%, 9/14/26 .. 2,645 2,614
FW1709995.UP.FTS.B, 32.33%, 9/14/26 .. 13,639 13,499
FW1705277.UP.FTS.B, 32.78%, 9/14/26 .. 39,720 39,314
FW1707590.UP.FTS.B, 32.85%, 9/14/26 .. 4,739 4,691
L1873953.UP.FTS.B, 6.89%, 10/18/26 .... 45,674 45,411
FW1872946.UP.FTS.B, 7.02%, 10/18/26 .. 5,947 5,913
FW1873265.UP.FTS.B, 7.52%, 10/18/26 .. 2,748 2,732
L1873658.UP.FTS.B, 8.56%, 10/18/26 .... 33,506 33,316
FW1873694.UP.FTS.B, 8.87%, 10/18/26 .. 1,837 1,827
L1873576.UP.FTS.B, 10.5%, 10/18/26 .... 9,860 9,281
FW1872040.UP.FTS.B, 10.7%, 10/18/26 .. 506 501
L1871496.UP.FTS.B, 10.72%, 10/18/26 ... 17,060 16,964
L1873797.UP.FTS.B, 10.87%, 10/18/26 ... 4,601 4,564
L1874550.UP.FTS.B, 10.94%, 10/18/26 ... 7,389 7,332
L1873178.UP.FTS.B, 11.12%, 10/18/26 ... 7,291 7,232
L1873001.UP.FTS.B, 11.14%, 10/18/26 ... 6,922 6,866
L1872155.UP.FTS.B, 11.36%, 10/18/26 ... 1,835 1,818
L1873842.UP.FTS.B, 11.7%, 10/18/26 .... 16,077 15,948
L1873090.UP.FTS.B, 11.9%, 10/18/26 .... 1,387 1,375
L1873798.UP.FTS.B, 12.44%, 10/18/26 ... 3,701 3,672
L1873392.UP.FTS.B, 12.58%, 10/18/26 ... 11,848 11,753
L1874099.UP.FTS.B, 12.59%, 10/18/26 ... 16,638 16,505
L1873896.UP.FTS.B, 12.61%, 10/18/26 ... 5,091 5,051
L1873977.UP.FTS.B, 12.66%, 10/18/26 ... 11,743 11,649
L1872876.UP.FTS.B, 13.07%, 10/18/26 ... 2,316 2,298
L1873511.UP.FTS.B, 13.12%, 10/18/26 ... 16,678 16,545
L1874284.UP.FTS.B, 13.39%, 10/18/26 ... 7,416 7,357
L1873391.UP.FTS.B, 13.44%, 10/18/26 ... 9,272 9,198
L1873434.UP.FTS.B, 13.54%, 10/18/26 ... 2,760 2,738
FW1873975.UP.FTS.B, 13.55%, 10/18/26 . 6,028 5,980
L1862693.UP.FTS.B, 13.59%, 10/18/26 ... 7,425 7,367
FW1874302.UP.FTS.B, 13.81%, 10/18/26 . 46,330 45,960
L1873174.UP.FTS.B, 13.86%, 10/18/26 ... 16,186 16,050
L1874369.UP.FTS.B, 14.32%, 10/18/26 ... 7,430 7,345
L1874287.UP.FTS.B, 14.37%, 10/18/26 ... 14,861 14,743
FW1874328.UP.FTS.B, 14.8%, 10/18/26 .. 9,296 9,190
L1860167.UP.FTS.B, 14.86%, 10/18/26 ... 1,580 1,562
L1874015.UP.FTS.B, 15.07%, 10/18/26 ... 14,696 14,528
L1873885.UP.FTS.B, 15.48%, 10/18/26 ... 17,685 17,545
L1874280.UP.FTS.B, 15.62%, 10/18/26 ... 28,438 26,785
L1873194.UP.FTS.B, 15.66%, 10/18/26 ... 2,367 2,347
L1873835.UP.FTS.B, 15.93%, 10/18/26 ... 9,315 9,209
L1873166.UP.FTS.B, 16.01%, 10/18/26 ... 18,634 18,421
L1872550.UP.FTS.B, 16.04%, 10/18/26 ... 4,659 4,606
L1872814.UP.FTS.B, 16.38%, 10/18/26 ... 13,899 13,736
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1874290.UP.FTS.B, 16.39%, 10/18/26 ... $ 3,208 $ 3,181
L1873320.UP.FTS.B, 16.64%, 10/18/26 ... 1,866 1,844
L1873808.UP.FTS.B, 16.88%, 10/18/26 ... 5,132 5,061
L1874262.UP.FTS.B, 17.04%, 10/18/26 ... 6,369 6,123
L1873419.UP.FTS.B, 17.21%, 10/18/26 ... 4,669 4,615
L1873707.UP.FTS.B, 17.21%, 10/18/26 ... 11,206 11,078
L1874383.UP.FTS.B, 17.27%, 10/18/26 ... 8,591 8,472
L1874238.UP.FTS.B, 17.32%, 10/18/26 ... 4,670 4,605
L1873745.UP.FTS.B, 17.46%, 10/18/26 ... 9,341 9,212
FW1869707.UP.FTS.B, 17.52%, 10/18/26 . 14,014 13,819
FW1874259.UP.FTS.B, 17.55%, 10/18/26 . 30,552 30,203
FW1873390.UP.FTS.B, 17.6%, 10/18/26 .. 11,212 11,057
L1873345.UP.FTS.B, 17.63%, 10/18/26 ... 5,627 5,551
FW1874335.UP.FTS.B, 17.64%, 10/18/26 . 37,576 37,276
L1874163.UP.FTS.B, 17.64%, 10/18/26 ... 6,534 6,443
FW1874438.UP.FTS.B, 18.01%, 10/18/26 . 7,175 7,047
L1868602.UP.FTS.B, 18.18%, 10/18/26 ... 3,274 3,228
L1873867.UP.FTS.B, 18.28%, 10/18/26 ... 15,343 15,129
L1872889.UP.FTS.B, 18.38%, 10/18/26 ... 18,713 18,453
FW1873109.UP.FTS.B, 18.49%, 10/18/26 . 8,891 8,767
L1872957.UP.FTS.B, 18.56%, 10/18/26 ... 12,075 11,903
L1874018.UP.FTS.B, 18.78%, 10/18/26 ... 5,091 5,018
L1874471.UP.FTS.B, 18.86%, 10/18/26 ... 1,873 1,852
L1873231.UP.FTS.B, 18.94%, 10/18/26 ... 11,568 11,433
L1872626.UP.FTS.B, 19.06%, 10/18/26 ... 6,745 6,651
L1873648.UP.FTS.B, 19.32%, 10/18/26 ... 4,217 4,159
L1873350.UP.FTS.B, 19.42%, 10/18/26 ... 10,975 10,816
FW1874119.UP.FTS.B, 19.46%, 10/18/26 . 14,061 13,866
L1873155.UP.FTS.B, 19.56%, 10/18/26 ... 3,129 2,945
L1874021.UP.FTS.B, 19.56%, 10/18/26 ... 18,751 18,491
L1873356.UP.FTS.B, 19.63%, 10/18/26 ... 1,594 1,580
L1873176.UP.FTS.B, 19.77%, 10/18/26 ... 14,069 13,949
FW1873722.UP.FTS.B, 19.81%, 10/18/26 . 6,566 6,475
L1872983.UP.FTS.B, 19.88%, 10/18/26 ... 5,693 5,358
FW1873856.UP.FTS.B, 20.15%, 10/18/26 . 5,631 5,553
L1874118.UP.FTS.B, 20.23%, 10/18/26 ... 31,106 30,834
L1873825.UP.FTS.B, 20.43%, 10/18/26 ... 46,949 46,547
L1873221.UP.FTS.B, 20.79%, 10/18/26 ... 1,879 1,853
L1873225.UP.FTS.B, 21.05%, 10/18/26 ... 6,659 6,310
L1872967.UP.FTS.B, 21.07%, 10/18/26 ... 6,110 6,058
L1866820.UP.FTS.B, 21.37%, 10/18/26 ... 23,511 23,310
L1874536.UP.FTS.B, 21.47%, 10/18/26 ... 5,079 5,022
L1870017.UP.FTS.B, 21.59%, 10/18/26 ... 5,725 5,427
FW1874313.UP.FTS.B, 21.61%, 10/18/26 . 3,401 515
L1873820.UP.FTS.B, 21.93%, 10/18/26 ... 3,201 3,173
L1872738.UP.FTS.B, 21.97%, 10/18/26 ... 1,412 1,400
L1872849.UP.FTS.B, 21.97%, 10/18/26 ... 2,253 2,219
L1873278.UP.FTS.B, 21.98%, 10/18/26 ... 5,554 5,506
FW1873100.UP.FTS.B, 22%, 10/18/26 ... 1,348 392
L1873489.UP.FTS.B, 22.12%, 10/18/26 ... 14,124 14,003
L1872778.UP.FTS.B, 22.26%, 10/18/26 ... 3,711 3,677
L1872381.UP.FTS.B, 22.4%, 10/18/26 .... 2,355 2,335
L1872881.UP.FTS.B, 22.46%, 10/18/26 ... 37,056 36,712
L1872904.UP.FTS.B, 22.48%, 10/18/26 ... 4,711 4,670
L1873504.UP.FTS.B, 22.55%, 10/18/26 ... 1,265 1,252
L1874352.UP.FTS.B, 22.6%, 10/18/26 .... 30,814 30,550
L1874034.UP.FTS.B, 22.67%, 10/18/26 ... 2,073 2,056
L1873496.UP.FTS.B, 22.72%, 10/18/26 ... 15,366 15,234

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
181
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1874070.UP.FTS.B, 22.83%, 10/18/26 ... $ 5,715 $ 5,416
FW1873464.UP.FTS.B, 22.91%, 10/18/26 . 2,828 2,804
L1873741.UP.FTS.B, 22.96%, 10/18/26 ... 1,595 1,580
L1873138.UP.FTS.B, 23.11%, 10/18/26 ... 4,763 4,514
FW1873716.UP.FTS.B, 23.2%, 10/18/26 .. 5,851 5,798
L1873047.UP.FTS.B, 23.35%, 10/18/26 ... 4,823 1,406
L1874467.UP.FTS.B, 23.73%, 10/18/26 ... 16,520 16,379
L1873651.UP.FTS.B, 23.74%, 10/18/26 ... 8,395 8,322
L1873293.UP.FTS.B, 23.76%, 10/18/26 ... 1,696 1,681
L1873307.UP.FTS.B, 23.79%, 10/18/26 ... 1,416 1,404
L1873349.UP.FTS.B, 23.8%, 10/18/26 .... 1,829 1,810
L1874279.UP.FTS.B, 23.83%, 10/18/26 ... 1,091 78
L1872931.UP.FTS.B, 23.85%, 10/18/26 ... 4,721 4,681
L1873067.UP.FTS.B, 23.95%, 10/18/26 ... 9,611 9,519
L1873492.UP.FTS.B, 23.95%, 10/18/26 ... 16,484 16,341
L1874063.UP.FTS.B, 24.01%, 10/18/26 ... 6,611 6,554
L1873180.UP.FTS.B, 24.02%, 10/18/26 ... 944 936
L1872601.UP.FTS.B, 24.04%, 10/18/26 ... 4,722 4,682
L1838915.UP.FTS.B, 24.09%, 10/18/26 ... 23,614 23,411
L1873408.UP.FTS.B, 24.34%, 10/18/26 ... 2,835 2,810
L1874373.UP.FTS.B, 24.41%, 10/18/26 ... 1,342 1,272
FW1873441.UP.FTS.B, 24.5%, 10/18/26 .. 10,397 10,308
L1873035.UP.FTS.B, 24.5%, 10/18/26 .... 5,950 907
L1872511.UP.FTS.B, 24.58%, 10/18/26 ... 6,961 6,899
L1873660.UP.FTS.B, 24.58%, 10/18/26 ... 9,611 9,114
L1873696.UP.FTS.B, 24.62%, 10/18/26 ... 4,255 4,218
L1870381.UP.FTS.B, 24.72%, 10/18/26 ... 6,568 6,509
L1873373.UP.FTS.B, 24.83%, 10/18/26 ... 4,774 4,525
L1868887.UP.FTS.B, 24.97%, 10/18/26 ... 14,017 13,885
L1872882.UP.FTS.B, 24.99%, 10/18/26 ... 2,365 2,344
L1873659.UP.FTS.B, 25.01%, 10/18/26 ... 1,306 1,294
L1872784.UP.FTS.B, 25.04%, 10/18/26 ... 6,149 6,096
L1874475.UP.FTS.B, 25.04%, 10/18/26 ... 2,176 2,157
L1873877.UP.FTS.B, 25.05%, 10/18/26 ... 4,259 4,221
L1874065.UP.FTS.B, 25.09%, 10/18/26 ... 9,176 9,097
L1872998.UP.FTS.B, 25.1%, 10/18/26 .... 946 933
FW1874269.UP.FTS.B, 25.11%, 10/18/26 . 4,730 4,689
L1873308.UP.FTS.B, 25.11%, 10/18/26 ... 1,497 1,473
L1872896.UP.FTS.B, 25.12%, 10/18/26 ... 14,474 14,350
L1873304.UP.FTS.B, 25.15%, 10/18/26 ... 1,609 1,595
L1873657.UP.FTS.B, 25.16%, 10/18/26 ... 7,689 7,299
L1874547.UP.FTS.B, 25.16%, 10/18/26 ... 1,300 93
FW1873516.UP.FTS.B, 25.23%, 10/18/26 . 14,250 14,127
L1872941.UP.FTS.B, 25.23%, 10/18/26 ... 1,514 1,501
FW1872050.UP.FTS.B, 25.29%, 10/18/26 . 3,783 3,751
FW1873077.UP.FTS.B, 25.29%, 10/18/26 . 2,839 2,814
L1870436.UP.FTS.B, 25.29%, 10/18/26 ... 2,650 2,627
L1872920.UP.FTS.B, 25.29%, 10/18/26 ... 2,934 2,908
L1874211.UP.FTS.B, 25.29%, 10/18/26 ... 946 938
L1873318.UP.FTS.B, 25.3%, 10/18/26 .... 1,721 504
L1873957.UP.FTS.B, 25.3%, 10/18/26 .... 9,096 337
L1873438.UP.FTS.B, 25.33%, 10/18/26 ... 1,224 1,213
L1873627.UP.FTS.B, 25.33%, 10/18/26 ... 946 938
L1805232.UP.FTS.B, 25.36%, 10/18/26 ... 5,205 5,160
L1872764.UP.FTS.B, 25.4%, 10/18/26 .... 1,420 1,407
L1869327.UP.FTS.B, 25.42%, 10/18/26 ... 2,839 2,815
L1872094.UP.FTS.B, 25.42%, 10/18/26 ... 3,786 3,753
L1873079.UP.FTS.B, 25.43%, 10/18/26 ... 1,356 1,341
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1873235.UP.FTS.B, 25.45%, 10/18/26 ... $ 6,232 $ 6,177
L1874416.UP.FTS.B, 25.46%, 10/18/26 ... 28,089 27,835
L1873049.UP.FTS.B, 25.47%, 10/18/26 ... 4,638 4,598
L1874151.UP.FTS.B, 25.48%, 10/18/26 ... 1,041 1,032
L1873818.UP.FTS.B, 25.5%, 10/18/26 .... 1,862 1,834
L1874395.UP.FTS.B, 25.5%, 10/18/26 .... 7,547 7,240
L1872410.UP.FTS.B, 25.51%, 10/18/26 ... 3,100 158
L1873121.UP.FTS.B, 25.53%, 10/18/26 ... 7,645 7,246
FW1874455.UP.FTS.B, 25.58%, 10/18/26 . 14,261 14,139
FW1873439.UP.FTS.B, 25.66%, 10/18/26 . 1,339 1,269
L1873873.UP.FTS.B, 25.66%, 10/18/26 ... 5,492 5,444
FW1873339.UP.FTS.B, 25.7%, 10/18/26 .. 13,875 13,661
L1873528.UP.FTS.B, 25.71%, 10/18/26 ... 7,007 6,947
L1874370.UP.FTS.B, 25.71%, 10/18/26 ... 5,088 5,042
L1873151.UP.FTS.B, 25.86%, 10/18/26 ... 2,265 2,245
L1873025.UP.FTS.B, 25.87%, 10/18/26 ... 1,924 1,824
L1874250.UP.FTS.B, 25.87%, 10/18/26 ... 10,282 10,188
FW1874382.UP.FTS.B, 25.89%, 10/18/26 . 992 70
L1874041.UP.FTS.B, 26.01%, 10/18/26 ... 7,109 7,042
L1874548.UP.FTS.B, 26.04%, 10/18/26 ... 5,968 5,917
FW1874338.UP.FTS.B, 26.12%, 10/18/26 . 9,475 9,393
L1870887.UP.FTS.B, 26.18%, 10/18/26 ... 1,611 1,597
FW1870589.UP.FTS.B, 26.19%, 10/18/26 . 4,650 4,579
L1872603.UP.FTS.B, 26.26%, 10/18/26 ... 5,875 5,825
L1874047.UP.FTS.B, 26.3%, 10/18/26 .... 948 940
L1873838.UP.FTS.B, 26.46%, 10/18/26 ... 3,961 3,926
FW1872913.UP.FTS.B, 26.55%, 10/18/26 . 11,382 11,281
FW1873971.UP.FTS.B, 26.57%, 10/18/26 . 5,688 5,640
FW1874080.UP.FTS.B, 26.63%, 10/18/26 . 1,869 1,851
FW1873253.UP.FTS.B, 26.73%, 10/18/26 . 4,713 4,670
FW1874049.UP.FTS.B, 26.74%, 10/18/26 . 9,507 9,424
FW1872024.UP.FTS.B, 27.02%, 10/18/26 . 3,211 3,183
FW1874429.UP.FTS.B, 27.19%, 10/18/26 . 3,606 3,575
FW1873145.UP.FTS.B, 27.24%, 10/18/26 . 9,440 9,356
L1873149.UP.FTS.B, 27.32%, 10/18/26 ... 5,686 5,636
FW1874433.UP.FTS.B, 27.4%, 10/18/26 .. 29,522 29,268
FW1873069.UP.FTS.B, 27.48%, 10/18/26 . 3,323 3,294
FW1874152.UP.FTS.B, 27.49%, 10/18/26 . 9,510 9,427
FW1872377.UP.FTS.B, 27.5%, 10/18/26 .. 4,598 4,358
FW1873756.UP.FTS.B, 27.59%, 10/18/26 . 3,745 3,601
FW1873640.UP.FTS.B, 27.67%, 10/18/26 . 33,236 32,950
FW1874252.UP.FTS.B, 27.67%, 10/18/26 . 7,597 7,532
FW1873344.UP.FTS.B, 27.72%, 10/18/26 . 13,295 13,181
FW1872229.UP.FTS.B, 27.85%, 10/18/26 . 8,333 28
FW1874126.UP.FTS.B, 27.94%, 10/18/26 . 4,750 4,709
FW1873866.UP.FTS.B, 28.25%, 10/18/26 . 922 913
FW1872622.UP.FTS.B, 28.59%, 10/18/26 . 2,845 2,820
FW1873950.UP.FTS.B, 28.68%, 10/18/26 . 2,096 2,077
FW1874206.UP.FTS.B, 28.74%, 10/18/26 . 2,473 2,451
FW1874321.UP.FTS.B, 28.99%, 10/18/26 . 1,522 1,509
FW1872259.UP.FTS.B, 29.09%, 10/18/26 . 3,400 241
FW1872134.UP.FTS.B, 29.12%, 10/18/26 . 4,758 4,717
FW1873987.UP.FTS.B, 29.18%, 10/18/26 . 2,200 154
FW1872939.UP.FTS.B, 29.22%, 10/18/26 . 3,000 213
FW1874251.UP.FTS.B, 29.26%, 10/18/26 . 4,759 4,718
FW1874208.UP.FTS.B, 29.47%, 10/18/26 . 3,332 3,303
FW1873452.UP.FTS.B, 29.54%, 10/18/26 . 9,555 9,473
FW1871134.UP.FTS.B, 29.68%, 10/18/26 . 17,464 1,236

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
182
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1860558.UP.FTS.B, 29.76%, 10/18/26 . $ 5,519 $ 5,471
FW1872610.UP.FTS.B, 29.8%, 10/18/26 .. 4,953 345
FW1873160.UP.FTS.B, 30.04%, 10/18/26 . 2,191 2,172
FW1874215.UP.FTS.B, 30.05%, 10/18/26 . 16,768 16,624
FW1874445.UP.FTS.B, 30.14%, 10/18/26 . 3,811 3,779
FW1873788.UP.FTS.B, 30.2%, 10/18/26 .. 4,765 4,724
FW1873929.UP.FTS.B, 30.31%, 10/18/26 . 985 (2)
FW1869470.UP.FTS.B, 30.44%, 10/18/26 . 1,907 1,890
FW1873268.UP.FTS.B, 30.52%, 10/18/26 . 1,716 1,701
FW1872558.UP.FTS.B, 30.55%, 10/18/26 . 1,239 1,229
FW1872779.UP.FTS.B, 30.59%, 10/18/26 . 1,935 1,836
FW1873577.UP.FTS.B, 30.59%, 10/18/26 . 5,721 5,671
FW1872937.UP.FTS.B, 30.6%, 10/18/26 .. 3,802 3,769
FW1872183.UP.FTS.B, 30.61%, 10/18/26 . 954 945
FW1873256.UP.FTS.B, 30.68%, 10/18/26 . 1,716 1,702
FW1872032.UP.FTS.B, 30.69%, 10/18/26 . 1,265 1,200
FW1873026.UP.FTS.B, 30.69%, 10/18/26 . 901 886
FW1873917.UP.FTS.B, 30.73%, 10/18/26 . 1,240 1,229
FW1873137.UP.FTS.B, 30.77%, 10/18/26 . 1,543 1,463
FW1874317.UP.FTS.B, 30.79%, 10/18/26 . 4,599 1,363
FW1873110.UP.FTS.B, 30.82%, 10/18/26 . 4,006 3,971
FW1873983.UP.FTS.B, 30.83%, 10/18/26 . 2,195 2,175
FW1873629.UP.FTS.B, 30.84%, 10/18/26 . 3,317 3,287
FW1873543.UP.FTS.B, 30.85%, 10/18/26 . 6,249 6,185
FW1873168.UP.FTS.B, 30.88%, 10/18/26 . 3,529 3,499
FW1868928.UP.FTS.B, 30.91%, 10/18/26 . 10,237 9,732
FW1873196.UP.FTS.B, 30.96%, 10/18/26 . 7,273 7,210
FW1865333.UP.FTS.B, 31%, 10/18/26 ... 2,862 2,837
FW1867639.UP.FTS.B, 31%, 10/18/26 ... 2,977 2,822
FW1873018.UP.FTS.B, 31%, 10/18/26 ... 1,048 1,039
FW1874190.UP.FTS.B, 31.02%, 10/18/26 . 18,241 18,079
FW1873583.UP.FTS.B, 31.05%, 10/18/26 . 1,240 1,230
FW1874435.UP.FTS.B, 31.05%, 10/18/26 . 1,717 1,703
FW1873245.UP.FTS.B, 31.06%, 10/18/26 . 1,336 1,324
FW1873234.UP.FTS.B, 31.11%, 10/18/26 . 4,219 3,999
FW1869084.UP.FTS.B, 31.12%, 10/18/26 . 3,369 0
FW1873980.UP.FTS.B, 31.12%, 10/18/26 . 2,335 2,313
FW1873675.UP.FTS.B, 31.14%, 10/18/26 . 21,927 21,686
FW1873932.UP.FTS.B, 31.15%, 10/18/26 . 3,221 3,192
FW1860483.UP.FTS.B, 31.16%, 10/18/26 . 5,439 5,392
FW1874112.UP.FTS.B, 31.18%, 10/18/26 . 4,676 4,635
FW1873036.UP.FTS.B, 31.2%, 10/18/26 .. 3,053 3,027
FW1874434.UP.FTS.B, 31.22%, 10/18/26 . 3,600 254
FW1874512.UP.FTS.B, 31.22%, 10/18/26 . 3,474 241
FW1872735.UP.FTS.B, 31.24%, 10/18/26 . 7,539 7,474
FW1874385.UP.FTS.B, 31.32%, 10/18/26 . 2,954 2,928
FW1873805.UP.FTS.B, 31.46%, 10/18/26 . 1,925 1,825
FW1874120.UP.FTS.B, 31.52%, 10/18/26 . 4,238 4,184
FW1872988.UP.FTS.B, 31.65%, 10/18/26 . 2,883 844
FW1865754.UP.FTS.B, 31.71%, 10/18/26 . 3,558 3,501
FW1872966.UP.FTS.B, 31.83%, 10/18/26 . 4,393 4,355
FW1872975.UP.FTS.B, 32.03%, 10/18/26 . 2,961 2,936
FW2008579.UP.FTS.B, 5.93%, 11/09/26 .. 46,350 46,198
L2010047.UP.FTS.B, 7.23%, 11/09/26 .... 9,290 9,238
L2005604.UP.FTS.B, 7.24%, 11/09/26 .... 22,309 22,185
L2008431.UP.FTS.B, 7.41%, 11/09/26 .... 24,132 23,998
L1947969.UP.FTS.B, 8.25%, 11/09/26 .... 2,887 2,871
L2004931.UP.FTS.B, 8.92%, 11/09/26 .... 17,714 17,618
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2005584.UP.FTS.B, 8.98%, 11/09/26 .. $ 14,919 $ 14,838
L2009940.UP.FTS.B, 9.06%, 11/09/26 .... 31,706 31,535
L2009771.UP.FTS.B, 9.73%, 11/09/26 .... 4,668 4,630
L2010120.UP.FTS.B, 9.74%, 11/09/26 .... 18,673 18,573
L1982018.UP.FTS.B, 9.85%, 11/09/26 .... 4,669 4,644
L2005005.UP.FTS.B, 9.85%, 11/09/26 .... 18,638 18,484
L2007402.UP.FTS.B, 10.3%, 11/09/26 .... 9,337 9,287
L2008329.UP.FTS.B, 10.3%, 11/09/26 .... 5,607 5,578
L2008701.UP.FTS.B, 10.48%, 11/09/26 ... 6,388 6,334
L2009188.UP.FTS.B, 10.68%, 11/09/26 ... 24,689 24,481
L2008677.UP.FTS.B, 10.77%, 11/09/26 ... 9,335 9,258
L2009665.UP.FTS.B, 10.88%, 11/09/26 ... 7,951 7,887
L2008105.UP.FTS.B, 10.89%, 11/09/26 ... 28,311 28,023
L2006261.UP.FTS.B, 10.9%, 11/09/26 .... 5,145 5,103
L2008894.UP.FTS.B, 11.02%, 11/09/26 ... 5,614 5,569
L2009417.UP.FTS.B, 11.04%, 11/09/26 ... 4,576 4,537
L2004983.UP.FTS.B, 11.09%, 11/09/26 ... 23,398 23,276
L2010138.UP.FTS.B, 11.14%, 11/09/26 ... 18,717 18,566
L2009190.UP.FTS.B, 11.31%, 11/09/26 ... 18,722 18,573
FW2004999.UP.FTS.B, 11.35%, 11/09/26 . 7,592 3,966
L2006518.UP.FTS.B, 11.38%, 11/09/26 ... 3,194 3,167
L1977043.UP.FTS.B, 11.43%, 11/09/26 ... 5,056 5,015
FW2006974.UP.FTS.B, 11.44%, 11/09/26 . 11,704 11,610
FW2007489.UP.FTS.B, 11.63%, 11/09/26 . 6,590 6,540
L2005122.UP.FTS.B, 12.01%, 11/09/26 ... 7,685 7,624
L2008088.UP.FTS.B, 12.1%, 11/09/26 .... 9,842 9,763
L2007707.UP.FTS.B, 12.19%, 11/09/26 ... 13,997 13,884
L2005904.UP.FTS.B, 12.3%, 11/09/26 .... 2,438 2,425
L2006131.UP.FTS.B, 12.37%, 11/09/26 ... 19,224 19,071
L1991534.UP.FTS.B, 12.48%, 11/09/26 ... 6,410 6,357
L2005066.UP.FTS.B, 12.51%, 11/09/26 ... 14,070 13,957
FW2005867.UP.FTS.B, 12.86%, 11/09/26 . 1,877 1,862
L2007649.UP.FTS.B, 12.88%, 11/09/26 ... 9,386 9,311
FW2009636.UP.FTS.B, 13.06%, 11/09/26 . 5,633 5,588
L2009536.UP.FTS.B, 13.07%, 11/09/26 ... 5,633 5,588
FW2005799.UP.FTS.B, 13.39%, 11/09/26 . 23,483 23,297
L2008181.UP.FTS.B, 13.51%, 11/09/26 ... 1,597 1,584
L2009639.UP.FTS.B, 13.58%, 11/09/26 ... 14,094 13,983
L2006590.UP.FTS.B, 13.59%, 11/09/26 ... 15,973 15,847
L2009960.UP.FTS.B, 13.6%, 11/09/26 .... 2,819 2,797
FW2004957.UP.FTS.B, 13.66%, 11/09/26 . 2,349 2,331
L2006397.UP.FTS.B, 13.66%, 11/09/26 ... 9,397 9,323
L2008524.UP.FTS.B, 14.03%, 11/09/26 ... 18,741 18,591
L2008113.UP.FTS.B, 14.06%, 11/09/26 ... 20,217 20,058
L2009683.UP.FTS.B, 14.08%, 11/09/26 ... 5,623 5,578
L2009362.UP.FTS.B, 14.1%, 11/09/26 .... 4,702 4,665
FW2007197.UP.FTS.B, 14.12%, 11/09/26 . 1,879 1,864
FW2007818.UP.FTS.B, 14.38%, 11/09/26 . 23,963 12,777
L2008435.UP.FTS.B, 14.4%, 11/09/26 .... 7,062 7,009
L2009234.UP.FTS.B, 14.43%, 11/09/26 ... 14,113 14,002
L2004932.UP.FTS.B, 14.45%, 11/09/26 ... 11,221 11,133
L2008618.UP.FTS.B, 14.73%, 11/09/26 ... 5,648 5,604
FW2006604.UP.FTS.B, 14.89%, 11/09/26 . 9,415 9,342
L2009287.UP.FTS.B, 14.91%, 11/09/26 ... 5,461 5,418
L2006623.UP.FTS.B, 15.18%, 11/09/26 ... 10,347 10,223
FW2009310.UP.FTS.B, 15.19%, 11/09/26 . 4,710 4,673
L2004642.UP.FTS.B, 15.31%, 11/09/26 ... 9,781 9,702
L2009277.UP.FTS.B, 15.37%, 11/09/26 ... 9,298 9,182

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
183
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2008691.UP.FTS.B, 15.38%, 11/09/26 ... $ 4,711 $ 4,675
L2008772.UP.FTS.B, 15.55%, 11/09/26 ... 9,425 9,312
L2008089.UP.FTS.B, 15.65%, 11/09/26 ... 4,713 4,657
L2007900.UP.FTS.B, 15.91%, 11/09/26 ... 2,829 2,795
L2009243.UP.FTS.B, 15.94%, 11/09/26 ... 9,430 9,318
FW2006940.UP.FTS.B, 15.96%, 11/09/26 . 3,300 3,253
FW1985810.UP.FTS.B, 16.01%, 11/09/26 . 9,431 9,319
FW2006699.UP.FTS.B, 16.1%, 11/09/26 .. 9,433 9,360
L2005019.UP.FTS.B, 16.29%, 11/09/26 ... 10,380 10,257
L2009814.UP.FTS.B, 16.29%, 11/09/26 ... 9,435 9,363
L2006713.UP.FTS.B, 16.47%, 11/09/26 ... 11,326 11,239
L2009219.UP.FTS.B, 16.5%, 11/09/26 .... 23,517 23,236
FW2010280.UP.FTS.B, 16.52%, 11/09/26 . 15,102 14,923
L2009783.UP.FTS.B, 16.53%, 11/09/26 ... 1,412 1,401
FW2010216.UP.FTS.B, 16.55%, 11/09/26 . 8,495 8,430
L2009879.UP.FTS.B, 16.56%, 11/09/26 ... 9,406 9,333
L2008001.UP.FTS.B, 16.67%, 11/09/26 ... 14,161 14,053
L2009464.UP.FTS.B, 16.7%, 11/09/26 .... 18,973 10,522
L2006903.UP.FTS.B, 16.71%, 11/09/26 ... 7,598 7,514
FW2009372.UP.FTS.B, 16.77%, 11/09/26 . 14,163 13,995
L2010173.UP.FTS.B, 16.8%, 11/09/26 .... 7,554 7,465
L2009631.UP.FTS.B, 16.91%, 11/09/26 ... 6,584 6,504
L2009095.UP.FTS.B, 17%, 11/09/26 ..... 5,656 5,589
L2005313.UP.FTS.B, 17.04%, 11/09/26 ... 47,229 46,670
L2008272.UP.FTS.B, 17.06%, 11/09/26 ... 18,893 18,669
L2008918.UP.FTS.B, 17.09%, 11/09/26 ... 6,991 6,908
FW2008938.UP.FTS.B, 17.12%, 11/09/26 . 7,390 7,299
L2005207.UP.FTS.B, 17.16%, 11/09/26 ... 11,337 11,203
L2009326.UP.FTS.B, 17.33%, 11/09/26 ... 2,314 2,290
L2007404.UP.FTS.B, 17.35%, 11/09/26 ... 4,253 4,220
L2006868.UP.FTS.B, 17.53%, 11/09/26 ... 15,491 15,319
L2004100.UP.FTS.B, 17.61%, 11/09/26 ... 8,113 8,016
FW2008501.UP.FTS.B, 17.65%, 11/09/26 . 9,454 9,343
FW2003971.UP.FTS.B, 17.71%, 11/09/26 . 26,002 25,696
L2005978.UP.FTS.B, 17.84%, 11/09/26 ... 3,699 3,654
L2006918.UP.FTS.B, 18.03%, 11/09/26 ... 31,784 31,320
L2008937.UP.FTS.B, 18.22%, 11/09/26 ... 5,677 5,611
L2008467.UP.FTS.B, 18.23%, 11/09/26 ... 9,462 9,351
L2009319.UP.FTS.B, 18.37%, 11/09/26 ... 1,609 1,590
FW2005538.UP.FTS.B, 18.4%, 11/09/26 .. 5,710 5,631
L2009332.UP.FTS.B, 18.58%, 11/09/26 ... 2,363 2,328
FW2005908.UP.FTS.B, 18.71%, 11/09/26 . 4,261 4,199
L2006524.UP.FTS.B, 18.79%, 11/09/26 ... 4,736 4,667
FW2009511.UP.FTS.B, 18.82%, 11/09/26 . 5,682 5,600
L2007568.UP.FTS.B, 18.85%, 11/09/26 ... 2,841 2,808
L2006460.UP.FTS.B, 18.86%, 11/09/26 ... 3,315 3,276
FW2002309.UP.FTS.B, 18.9%, 11/09/26 .. 2,084 2,059
L2006384.UP.FTS.B, 18.95%, 11/09/26 ... 10,158 10,036
L2004618.UP.FTS.B, 18.96%, 11/09/26 ... 5,683 5,601
L2007827.UP.FTS.B, 18.96%, 11/09/26 ... 3,743 3,692
L2007966.UP.FTS.B, 18.98%, 11/09/26 ... 1,895 1,867
L2007377.UP.FTS.B, 19.06%, 11/09/26 ... 16,105 15,917
FW2009189.UP.FTS.B, 19.33%, 11/09/26 . 6,458 6,384
L2009659.UP.FTS.B, 19.37%, 11/09/26 ... 12,538 12,399
L2009757.UP.FTS.B, 19.37%, 11/09/26 ... 39,806 39,227
L2005634.UP.FTS.B, 19.48%, 11/09/26 ... 4,756 4,691
L2006942.UP.FTS.B, 19.57%, 11/09/26 ... 14,202 14,096
L2010300.UP.FTS.B, 19.58%, 11/09/26 ... 948 934
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2003306.UP.FTS.B, 19.59%, 11/09/26 ... $ 21,901 $ 21,645
FW2008197.UP.FTS.B, 19.77%, 11/09/26 . 18,966 18,772
L2008422.UP.FTS.B, 19.84%, 11/09/26 ... 5,216 5,141
FW2006347.UP.FTS.B, 19.88%, 11/09/26 . 6,206 6,139
L2005543.UP.FTS.B, 19.91%, 11/09/26 ... 2,204 2,186
FW2006154.UP.FTS.B, 19.93%, 11/09/26 . 9,588 5,488
L1983361.UP.FTS.B, 20.01%, 11/09/26 ... 8,063 7,947
L2006201.UP.FTS.B, 20.05%, 11/09/26 ... 23,789 23,463
L2007782.UP.FTS.B, 20.17%, 11/09/26 ... 11,386 11,221
L2007099.UP.FTS.B, 20.26%, 11/09/26 ... 31,698 31,369
L2009922.UP.FTS.B, 20.26%, 11/09/26 ... 3,701 3,647
L2008551.UP.FTS.B, 20.27%, 11/09/26 ... 20,498 20,289
FW2008378.UP.FTS.B, 20.35%, 11/09/26 . 5,222 5,161
L2008219.UP.FTS.B, 20.5%, 11/09/26 .... 1,911 1,881
L2009017.UP.FTS.B, 20.52%, 11/09/26 ... 6,332 3,512
L2009434.UP.FTS.B, 20.62%, 11/09/26 ... 1,899 1,871
L2006982.UP.FTS.B, 20.66%, 11/09/26 ... 4,747 4,699
L2009697.UP.FTS.B, 20.69%, 11/09/26 ... 4,748 4,679
FW2004995.UP.FTS.B, 21%, 11/09/26 ... 5,509 5,430
FW2007433.UP.FTS.B, 21.02%, 11/09/26 . 7,125 7,052
FW2009325.UP.FTS.B, 21.04%, 11/09/26 . 6,080 5,992
FW2006513.UP.FTS.B, 21.09%, 11/09/26 . 1,903 1,876
FW2008076.UP.FTS.B, 21.13%, 11/09/26 . 2,375 2,341
L2005679.UP.FTS.B, 21.2%, 11/09/26 .... 23,754 23,480
L2007766.UP.FTS.B, 21.29%, 11/09/26 ... 3,328 3,280
L2009584.UP.FTS.B, 21.3%, 11/09/26 .... 10,812 10,701
L2006375.UP.FTS.B, 21.38%, 11/09/26 ... 3,802 3,763
L2008251.UP.FTS.B, 21.4%, 11/09/26 .... 4,752 4,684
FW2004906.UP.FTS.B, 21.42%, 11/09/26 . 12,263 12,083
FW2006624.UP.FTS.B, 21.63%, 11/09/26 . 38,679 23,081
FW2008069.UP.FTS.B, 21.82%, 11/09/26 . 10,366 10,261
L2009406.UP.FTS.B, 21.82%, 11/09/26 ... 4,374 4,330
L2009250.UP.FTS.B, 21.88%, 11/09/26 ... 4,013 3,962
L2007361.UP.FTS.B, 21.89%, 11/09/26 ... 4,102 4,050
L2008476.UP.FTS.B, 21.9%, 11/09/26 .... 14,361 14,155
L2008942.UP.FTS.B, 21.92%, 11/09/26 ... 3,139 3,107
L2004302.UP.FTS.B, 21.93%, 11/09/26 ... 3,044 3,013
L2008042.UP.FTS.B, 22%, 11/09/26 ..... 9,987 9,844
L2009653.UP.FTS.B, 22.08%, 11/09/26 ... 947 934
L2005261.UP.FTS.B, 22.11%, 11/09/26 ... 9,270 9,167
L2009041.UP.FTS.B, 22.15%, 11/09/26 ... 9,207 9,118
FW2009886.UP.FTS.B, 22.16%, 11/09/26 . 3,806 3,751
L2009468.UP.FTS.B, 22.18%, 11/09/26 ... 12,368 12,243
L2009034.UP.FTS.B, 22.22%, 11/09/26 ... 6,700 6,635
FW2009198.UP.FTS.B, 22.28%, 11/09/26 . 952 942
L2005434.UP.FTS.B, 22.32%, 11/09/26 ... 1,922 1,904
L2008589.UP.FTS.B, 22.34%, 11/09/26 ... 3,123 3,090
L2008599.UP.FTS.B, 22.35%, 11/09/26 ... 1,903 1,876
L2004674.UP.FTS.B, 22.44%, 11/09/26 ... 8,287 8,193
FW1986141.UP.FTS.B, 22.72%, 11/09/26 . 5,694 5,622
FW2009282.UP.FTS.B, 22.76%, 11/09/26 . 5,728 5,650
L2007307.UP.FTS.B, 22.83%, 11/09/26 ... 4,602 4,549
L2008298.UP.FTS.B, 22.83%, 11/09/26 ... 3,223 3,190
L2008480.UP.FTS.B, 22.94%, 11/09/26 ... 14,286 14,142
L2009714.UP.FTS.B, 22.99%, 11/09/26 ... 1,714 1,690
L2009304.UP.FTS.B, 23.03%, 11/09/26 ... 3,429 3,390
L2007937.UP.FTS.B, 23.09%, 11/09/26 ... 14,288 14,084
L2007252.UP.FTS.B, 23.46%, 11/09/26 ... 8,005 7,925

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
184
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2005478.UP.FTS.B, 23.62%, 11/09/26 ... $ 17,158 $ 16,986
L2004813.UP.FTS.B, 23.68%, 11/09/26 ... 5,720 5,662
L2006933.UP.FTS.B, 23.7%, 11/09/26 .... 4,767 4,719
L2009454.UP.FTS.B, 23.92%, 11/09/26 ... 7,152 7,080
FW2007802.UP.FTS.B, 23.93%, 11/09/26 . 33,549 33,222
FW2009613.UP.FTS.B, 23.97%, 11/09/26 . 12,369 12,244
L2009462.UP.FTS.B, 24%, 11/09/26 ..... 4,955 72
FW2009403.UP.FTS.B, 24.22%, 11/09/26 . 6,637 6,568
L2007300.UP.FTS.B, 24.33%, 11/09/26 ... 9,541 9,445
L2007056.UP.FTS.B, 24.37%, 11/09/26 ... 2,290 2,267
FW2009608.UP.FTS.B, 24.41%, 11/09/26 . 20,037 19,837
L2008806.UP.FTS.B, 24.53%, 11/09/26 ... 7,002 6,921
L2009197.UP.FTS.B, 24.65%, 11/09/26 ... 1,400 100
FW2008259.UP.FTS.B, 24.66%, 11/09/26 . 2,575 740
L2006560.UP.FTS.B, 24.67%, 11/09/26 ... 6,880 6,799
L2008130.UP.FTS.B, 24.71%, 11/09/26 ... 1,241 1,223
L2009496.UP.FTS.B, 24.73%, 11/09/26 ... 1,288 15
L2008990.UP.FTS.B, 24.79%, 11/09/26 ... 854 840
L2007154.UP.FTS.B, 24.83%, 11/09/26 ... 3,998 3,953
L2009932.UP.FTS.B, 24.83%, 11/09/26 ... 3,295 3,260
FW2005842.UP.FTS.B, 24.84%, 11/09/26 . 2,380 2,356
L2006617.UP.FTS.B, 24.88%, 11/09/26 ... 1,290 1,275
L2008148.UP.FTS.B, 24.89%, 11/09/26 ... 955 945
L2009896.UP.FTS.B, 24.89%, 11/09/26 ... 2,864 2,836
L2010117.UP.FTS.B, 24.96%, 11/09/26 ... 3,819 3,781
FW2006718.UP.FTS.B, 24.97%, 11/09/26 . 4,774 4,727
L2008954.UP.FTS.B, 24.98%, 11/09/26 ... 2,865 2,836
FW2008266.UP.FTS.B, 25.01%, 11/09/26 . 5,729 5,672
L2008356.UP.FTS.B, 25.02%, 11/09/26 ... 4,784 4,737
L2009707.UP.FTS.B, 25.02%, 11/09/26 ... 75 74
L2009544.UP.FTS.B, 25.03%, 11/09/26 ... 955 945
L2007001.UP.FTS.B, 25.04%, 11/09/26 ... 1,432 1,412
L2008492.UP.FTS.B, 25.06%, 11/09/26 ... 12,000 848
L2009387.UP.FTS.B, 25.09%, 11/09/26 ... 4,610 4,565
L2009811.UP.FTS.B, 25.09%, 11/09/26 ... 3,820 3,782
L2006100.UP.FTS.B, 25.1%, 11/09/26 .... 3,531 3,480
L2009837.UP.FTS.B, 25.1%, 11/09/26 .... 1,433 1,418
L2006519.UP.FTS.B, 25.11%, 11/09/26 ... 2,101 2,080
L1992164.UP.FTS.B, 25.12%, 11/09/26 ... 3,247 3,215
L2008646.UP.FTS.B, 25.12%, 11/09/26 ... 1,241 1,229
L2008062.UP.FTS.B, 25.15%, 11/09/26 ... 1,337 1,318
L2005357.UP.FTS.B, 25.2%, 11/09/26 .... 4,775 4,728
L2008993.UP.FTS.B, 25.21%, 11/09/26 ... 9,086 8,996
FW2006444.UP.FTS.B, 25.24%, 11/09/26 . 5,704 5,645
L2005412.UP.FTS.B, 25.25%, 11/09/26 ... 2,388 2,364
L2009535.UP.FTS.B, 25.27%, 11/09/26 ... 13,878 8,281
L2009909.UP.FTS.B, 25.28%, 11/09/26 ... 3,916 3,877
L2009998.UP.FTS.B, 25.28%, 11/09/26 ... 1,146 1,135
L2009664.UP.FTS.B, 25.29%, 11/09/26 ... 1,393 1,377
L2009157.UP.FTS.B, 25.31%, 11/09/26 ... 1,943 1,159
L2009595.UP.FTS.B, 25.31%, 11/09/26 ... 4,107 4,049
L2006252.UP.FTS.B, 25.33%, 11/09/26 ... 7,642 7,566
L2005350.UP.FTS.B, 25.34%, 11/09/26 ... 775 761
L2007046.UP.FTS.B, 25.34%, 11/09/26 ... 1,719 1,702
FW2009941.UP.FTS.B, 25.35%, 11/09/26 . 7,973 7,890
L2009460.UP.FTS.B, 25.35%, 11/09/26 ... 2,961 2,932
L2005437.UP.FTS.B, 25.37%, 11/09/26 ... 955 946
L2007369.UP.FTS.B, 25.4%, 11/09/26 .... 1,624 1,608
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2009364.UP.FTS.B, 25.41%, 11/09/26 ... $ 4,799 $ 4,753
L2009802.UP.FTS.B, 25.42%, 11/09/26 ... 7,268 7,196
L2007026.UP.FTS.B, 25.44%, 11/09/26 ... 1,720 1,703
L2008862.UP.FTS.B, 25.44%, 11/09/26 ... 3,248 3,216
L1976857.UP.FTS.B, 25.45%, 11/09/26 ... 7,643 7,567
L2008185.UP.FTS.B, 25.45%, 11/09/26 ... 3,822 3,784
L2008393.UP.FTS.B, 25.47%, 11/09/26 ... 10,292 10,194
L2005075.UP.FTS.B, 25.48%, 11/09/26 ... 2,200 2,171
L2009842.UP.FTS.B, 25.48%, 11/09/26 ... 2,948 2,914
L2007493.UP.FTS.B, 25.49%, 11/09/26 ... 4,691 4,642
FW1985087.UP.FTS.B, 25.55%, 11/09/26 . 390 383
FW2005949.UP.FTS.B, 25.57%, 11/09/26 . 8,600 8,515
FW2009730.UP.FTS.B, 25.57%, 11/09/26 . 14,333 14,191
L2004971.UP.FTS.B, 25.6%, 11/09/26 .... 9,543 9,448
L2005577.UP.FTS.B, 25.63%, 11/09/26 ... 5,734 5,677
L2007383.UP.FTS.B, 25.64%, 11/09/26 ... 3,727 3,690
L2009541.UP.FTS.B, 25.69%, 11/09/26 ... 4,014 3,974
FW2007372.UP.FTS.B, 25.7%, 11/09/26 .. 3,823 3,785
L2009877.UP.FTS.B, 25.76%, 11/09/26 ... 7,239 4,318
L2009064.UP.FTS.B, 25.78%, 11/09/26 ... 7,118 7,044
FW2006387.UP.FTS.B, 25.89%, 11/09/26 . 3,356 3,323
L2004832.UP.FTS.B, 25.91%, 11/09/26 ... 3,728 3,686
L2008285.UP.FTS.B, 25.92%, 11/09/26 ... 5,353 5,300
FW2007502.UP.FTS.B, 25.93%, 11/09/26 . 9,580 9,486
L2006111.UP.FTS.B, 26.01%, 11/09/26 ... 9,376 9,284
FW2009267.UP.FTS.B, 26.03%, 11/09/26 . 14,341 14,199
L2008078.UP.FTS.B, 26.04%, 11/09/26 ... 4,780 4,733
L2007533.UP.FTS.B, 26.06%, 11/09/26 ... 13,577 13,482
FW2007576.UP.FTS.B, 26.1%, 11/09/26 .. 6,693 6,627
L2009167.UP.FTS.B, 26.14%, 11/09/26 ... 9,562 9,467
L2005548.UP.FTS.B, 26.19%, 11/09/26 ... 6,311 6,249
L2004842.UP.FTS.B, 26.33%, 11/09/26 ... 6,567 6,506
FW1993820.UP.FTS.B, 26.38%, 11/09/26 . 5,739 5,682
FW2006658.UP.FTS.B, 26.38%, 11/09/26 . 5,739 5,658
FW2006782.UP.FTS.B, 26.4%, 11/09/26 .. 19,130 18,941
FW1997017.UP.FTS.B, 26.42%, 11/09/26 . 3,348 3,315
L2008324.UP.FTS.B, 26.43%, 11/09/26 ... 5,135 5,083
L2008169.UP.FTS.B, 26.64%, 11/09/26 ... 17,700 17,525
L1999796.UP.FTS.B, 26.73%, 11/09/26 ... 4,960 4,897
FW2005890.UP.FTS.B, 26.88%, 11/09/26 . 11,751 1,709
L2007687.UP.FTS.B, 26.89%, 11/09/26 ... 18,460 18,283
FW2008915.UP.FTS.B, 27.18%, 11/09/26 . 1,436 1,422
FW2008080.UP.FTS.B, 27.3%, 11/09/26 .. 1,436 1,422
FW2009450.UP.FTS.B, 27.39%, 11/09/26 . 8,179 8,095
FW2008423.UP.FTS.B, 27.57%, 11/09/26 . 6,520 6,449
FW2007457.UP.FTS.B, 27.58%, 11/09/26 . 2,874 2,845
FW2007274.UP.FTS.B, 27.62%, 11/09/26 . 2,374 2,350
L2009820.UP.FTS.B, 27.68%, 11/09/26 ... 25,608 44
FW2009180.UP.FTS.B, 27.72%, 11/09/26 . 16,669 16,506
FW2007864.UP.FTS.B, 27.83%, 11/09/26 . 4,790 4,744
FW2006870.UP.FTS.B, 27.89%, 11/09/26 . 6,220 6,158
FW2005768.UP.FTS.B, 27.98%, 11/09/26 . 1,437 1,423
FW2008745.UP.FTS.B, 28.05%, 11/09/26 . 5,710 5,651
FW2009329.UP.FTS.B, 28.05%, 11/09/26 . 4,025 3,986
FW2009830.UP.FTS.B, 28.06%, 11/09/26 . 24,797 14,872
FW2008777.UP.FTS.B, 28.16%, 11/09/26 . 2,874 2,846
FW2005435.UP.FTS.B, 28.32%, 11/09/26 . 14,380 14,239
FW2006392.UP.FTS.B, 28.34%, 11/09/26 . 2,110 2,080

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
185
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2008944.UP.FTS.B, 28.36%, 11/09/26 . $ 4,122 $ 4,082
FW2005859.UP.FTS.B, 28.42%, 11/09/26 . 12,464 12,342
FW2009975.UP.FTS.B, 28.52%, 11/09/26 . 1,027 1,012
FW2006618.UP.FTS.B, 28.54%, 11/09/26 . 4,436 4,385
FW2009953.UP.FTS.B, 28.59%, 11/09/26 . 4,315 4,273
FW2007255.UP.FTS.B, 28.65%, 11/09/26 . 5,754 5,698
FW2005558.UP.FTS.B, 28.68%, 11/09/26 . 44,967 26,894
FW2008764.UP.FTS.B, 28.69%, 11/09/26 . 15,633 4,394
FW2005567.UP.FTS.B, 28.73%, 11/09/26 . 3,600 253
FW2003484.UP.FTS.B, 28.92%, 11/09/26 . 3,200 15
FW2006396.UP.FTS.B, 28.95%, 11/09/26 . 959 950
FW2006430.UP.FTS.B, 28.97%, 11/09/26 . 2,000 141
FW2009473.UP.FTS.B, 29.09%, 11/09/26 . 5,757 5,701
FW2005194.UP.FTS.B, 29.14%, 11/09/26 . 5,789 5,735
FW2008122.UP.FTS.B, 29.26%, 11/09/26 . 1,023 1,005
FW2006599.UP.FTS.B, 29.3%, 11/09/26 .. 5,278 5,227
FW2007779.UP.FTS.B, 29.31%, 11/09/26 . 4,790 4,743
FW2009478.UP.FTS.B, 29.32%, 11/09/26 . 1,338 1,325
FW2006016.UP.FTS.B, 29.35%, 11/09/26 . 2,879 2,851
FW2006841.UP.FTS.B, 29.42%, 11/09/26 . 4,031 3,992
FW2009538.UP.FTS.B, 29.42%, 11/09/26 . 2,976 2,947
FW2006288.UP.FTS.B, 29.51%, 11/09/26 . 25,438 25,191
FW2007207.UP.FTS.B, 29.52%, 11/09/26 . 1,452 869
FW2009687.UP.FTS.B, 29.61%, 11/09/26 . 5,754 5,698
FW2007888.UP.FTS.B, 29.72%, 11/09/26 . 2,933 1,759
FW2007420.UP.FTS.B, 29.73%, 11/09/26 . 1,824 1,807
FW2009107.UP.FTS.B, 29.81%, 11/09/26 . 3,475 3,442
FW2009768.UP.FTS.B, 29.9%, 11/09/26 .. 4,802 4,755
FW2009466.UP.FTS.B, 29.96%, 11/09/26 . 1,623 1,607
FW2009414.UP.FTS.B, 30.01%, 11/09/26 . 11,718 11,604
FW2009044.UP.FTS.B, 30.03%, 11/09/26 . 2,910 2,885
FW2006189.UP.FTS.B, 30.04%, 11/09/26 . 3,245 3,206
FW2008625.UP.FTS.B, 30.09%, 11/09/26 . 3,448 1,002
FW2006892.UP.FTS.B, 30.2%, 11/09/26 .. 7,746 7,676
FW2007246.UP.FTS.B, 30.23%, 11/09/26 . 1,800 126
FW2005344.UP.FTS.B, 30.24%, 11/09/26 . 3,895 3,851
FW2006342.UP.FTS.B, 30.28%, 11/09/26 . 3,002 1,798
FW2005550.UP.FTS.B, 30.37%, 11/09/26 . 1,467 426
FW2005675.UP.FTS.B, 30.41%, 11/09/26 . 1,799 1,777
FW2007884.UP.FTS.B, 30.51%, 11/09/26 . 2,883 2,855
FW2006157.UP.FTS.B, 30.64%, 11/09/26 . 2,211 2,189
FW2009773.UP.FTS.B, 30.66%, 11/09/26 . 7,846 4,710
FW2009221.UP.FTS.B, 30.79%, 11/09/26 . 12,904 12,782
FW2008923.UP.FTS.B, 30.84%, 11/09/26 . 2,788 2,761
FW2009706.UP.FTS.B, 30.84%, 11/09/26 . 1,538 1,523
FW2006156.UP.FTS.B, 30.87%, 11/09/26 . 1,442 1,428
FW2007936.UP.FTS.B, 30.89%, 11/09/26 . 3,942 3,904
FW2008743.UP.FTS.B, 30.92%, 11/09/26 . 1,865 1,120
FW2006562.UP.FTS.B, 30.93%, 11/09/26 . 2,487 2,463
FW2006359.UP.FTS.B, 30.96%, 11/09/26 . 1,910 1,887
FW2007277.UP.FTS.B, 30.98%, 11/09/26 . 1,058 1,047
FW1996714.UP.FTS.B, 30.99%, 11/09/26 . 962 952
FW2010168.UP.FTS.B, 30.99%, 11/09/26 . 10,961 10,856
FW1985263.UP.FTS.B, 31.02%, 11/09/26 . 1,538 1,524
FW2008799.UP.FTS.B, 31.02%, 11/09/26 . 1,154 1,143
FW2009848.UP.FTS.B, 31.08%, 11/09/26 . 19,473 19,309
FW2004964.UP.FTS.B, 31.1%, 11/09/26 .. 11,731 11,619
FW2008487.UP.FTS.B, 31.14%, 11/09/26 . 2,793 (20)
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2005025.UP.FTS.B, 31.15%, 11/09/26 . $ 7,123 $ 7,055
FW2004326.UP.FTS.B, 31.16%, 11/09/26 . 20,900 1,458
FW2006312.UP.FTS.B, 31.16%, 11/09/26 . 1,346 1,333
FW2007426.UP.FTS.B, 31.18%, 11/09/26 . 2,308 2,286
FW2008507.UP.FTS.B, 31.18%, 11/09/26 . 3,800 265
FW2008914.UP.FTS.B, 31.18%, 11/09/26 . 3,474 22
FW2009028.UP.FTS.B, 31.18%, 11/09/26 . 2,308 2,286
FW2009431.UP.FTS.B, 31.19%, 11/09/26 . 1,828 1,810
FW2007843.UP.FTS.B, 31.21%, 11/09/26 . 1,588 (19)
FW2004603.UP.FTS.B, 31.23%, 11/09/26 . 1,857 1,829
FW2008461.UP.FTS.B, 31.23%, 11/09/26 . 1,841 1,105
FW2008432.UP.FTS.B, 31.3%, 11/09/26 .. 4,234 4,193
FW2008400.UP.FTS.B, 31.31%, 11/09/26 . 3,270 3,239
FW2005541.UP.FTS.B, 31.38%, 11/09/26 . 7,642 7,565
FW2007815.UP.FTS.B, 31.39%, 11/09/26 . 5,324 770
FW2005395.UP.FTS.B, 31.42%, 11/09/26 . 14,513 14,380
FW2009323.UP.FTS.B, 31.47%, 11/09/26 . 5,786 5,732
FW2008085.UP.FTS.B, 31.48%, 11/09/26 . 5,188 5,137
FW2009592.UP.FTS.B, 31.5%, 11/09/26 .. 3,089 3,048
FW2007089.UP.FTS.B, 31.52%, 11/09/26 . 7,215 7,146
FW2009331.UP.FTS.B, 31.54%, 11/09/26 . 4,810 4,764
FW2010080.UP.FTS.B, 31.58%, 11/09/26 . 5,620 812
FW2010067.UP.FTS.B, 31.59%, 11/09/26 . 3,005 1,802
FW2008689.UP.FTS.B, 31.62%, 11/09/26 . 2,240 2,221
FW2006335.UP.FTS.B, 31.76%, 11/09/26 . 9,500 661
FW2009217.UP.FTS.B, 31.81%, 11/09/26 . 7,247 2,107
FW2008971.UP.FTS.B, 31.82%, 11/09/26 . 4,300 299
FW2008358.UP.FTS.B, 31.88%, 11/09/26 . 4,634 677
FW2009736.UP.FTS.B, 31.9%, 11/09/26 .. 7,314 7,244
FW2009952.UP.FTS.B, 32.63%, 11/09/26 . 16,084 9,685
L2076380.UP.FTS.B, 7.8%, 11/19/26 ..... 13,957 13,890
L2076555.UP.FTS.B, 9.38%, 11/19/26 .... 6,532 6,501
FW2075880.UP.FTS.B, 9.48%, 11/19/26 .. 13,532 13,468
FW2079511.UP.FTS.B, 9.94%, 11/19/26 .. 6,157 5,799
L2077362.UP.FTS.B, 10.03%, 11/19/26 ... 18,682 18,595
L2077278.UP.FTS.B, 10.24%, 11/19/26 ... 2,003 1,993
L2079683.UP.FTS.B, 10.46%, 11/19/26 ... 4,183 4,153
L2078817.UP.FTS.B, 10.96%, 11/19/26 ... 43,037 42,740
L2077229.UP.FTS.B, 11.22%, 11/19/26 ... 18,720 18,591
L2079790.UP.FTS.B, 11.54%, 11/19/26 ... 7,960 7,906
L2078831.UP.FTS.B, 11.67%, 11/19/26 ... 1,827 1,814
L2079809.UP.FTS.B, 11.68%, 11/19/26 ... 6,557 6,512
L2075431.UP.FTS.B, 11.87%, 11/19/26 ... 21,551 21,403
L2077619.UP.FTS.B, 12.17%, 11/19/26 ... 1,034 1,028
FW2079744.UP.FTS.B, 12.58%, 11/19/26 . 5,159 5,124
L2077342.UP.FTS.B, 12.81%, 11/19/26 ... 3,754 3,728
L2069545.UP.FTS.B, 12.88%, 11/19/26 ... 5,631 5,593
L2078850.UP.FTS.B, 13.23%, 11/19/26 ... 4,645 4,613
FW2076618.UP.FTS.B, 13.72%, 11/19/26 . 21,616 21,470
L2077586.UP.FTS.B, 13.74%, 11/19/26 ... 5,169 5,134
L2079340.UP.FTS.B, 14.05%, 11/19/26 ... 2,727 2,709
L2078387.UP.FTS.B, 14.26%, 11/19/26 ... 2,634 2,616
L2080759.UP.FTS.B, 14.39%, 11/19/26 ... 14,025 13,929
L2046091.UP.FTS.B, 14.56%, 11/19/26 ... 1,928 1,818
FW2078825.UP.FTS.B, 14.72%, 11/19/26 . 19,767 19,635
L2079956.UP.FTS.B, 14.89%, 11/19/26 ... 6,591 6,525
L2077934.UP.FTS.B, 15.05%, 11/19/26 ... 7,063 7,016
L2079762.UP.FTS.B, 15.07%, 11/19/26 ... 4,709 4,662

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
186
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2078364.UP.FTS.B, 15.16%, 11/19/26 ... $ 5,652 $ 5,595
L2080441.UP.FTS.B, 15.17%, 11/19/26 ... 8,478 8,393
L2077585.UP.FTS.B, 15.3%, 11/19/26 .... 7,250 6,838
L2080377.UP.FTS.B, 15.37%, 11/19/26 ... 8,480 8,396
L2080290.UP.FTS.B, 15.38%, 11/19/26 ... 6,124 6,064
L2078013.UP.FTS.B, 15.44%, 11/19/26 ... 12,600 12,515
FW2080454.UP.FTS.B, 15.49%, 11/19/26 . 9,424 9,361
L2078145.UP.FTS.B, 15.54%, 11/19/26 ... 2,356 2,341
FW2078232.UP.FTS.B, 15.58%, 11/19/26 . 24,505 24,343
L2076773.UP.FTS.B, 15.83%, 11/19/26 ... 5,082 5,032
L2076923.UP.FTS.B, 15.84%, 11/19/26 ... 16,501 16,392
L2080905.UP.FTS.B, 15.91%, 11/19/26 ... 15,582 15,472
L2078858.UP.FTS.B, 16.1%, 11/19/26 .... 16,954 16,781
FW2076907.UP.FTS.B, 16.3%, 11/19/26 .. 6,605 6,540
L2076549.UP.FTS.B, 16.3%, 11/19/26 .... 2,300 2,284
L2077446.UP.FTS.B, 16.31%, 11/19/26 ... 6,133 6,073
L2080949.UP.FTS.B, 16.51%, 11/19/26 ... 7,303 7,225
L2077345.UP.FTS.B, 16.52%, 11/19/26 ... 2,548 2,532
L2078556.UP.FTS.B, 16.55%, 11/19/26 ... 4,720 4,673
L2077624.UP.FTS.B, 16.62%, 11/19/26 ... 42,481 42,062
L2078462.UP.FTS.B, 16.62%, 11/19/26 ... 12,952 12,834
L2077136.UP.FTS.B, 16.73%, 11/19/26 ... 9,442 9,349
FW2080998.UP.FTS.B, 16.87%, 11/19/26 . 944 935
FW2078513.UP.FTS.B, 16.88%, 11/19/26 . 16,999 16,832
L2079147.UP.FTS.B, 16.93%, 11/19/26 ... 16,025 15,867
L2076368.UP.FTS.B, 16.96%, 11/19/26 ... 14,167 14,028
L2080104.UP.FTS.B, 16.97%, 11/19/26 ... 48,019 45,327
L2080899.UP.FTS.B, 17.22%, 11/19/26 ... 5,669 5,632
FW2079044.UP.FTS.B, 17.32%, 11/19/26 . 1,434 1,352
L2073789.UP.FTS.B, 17.39%, 11/19/26 ... 2,835 2,807
L2077275.UP.FTS.B, 17.44%, 11/19/26 ... 6,144 6,083
L2078117.UP.FTS.B, 17.47%, 11/19/26 ... 2,930 2,902
L2078785.UP.FTS.B, 17.53%, 11/19/26 ... 9,453 9,338
L2079161.UP.FTS.B, 17.64%, 11/19/26 ... 5,647 5,591
FW2077194.UP.FTS.B, 17.96%, 11/19/26 . 9,375 9,280
L2077305.UP.FTS.B, 17.97%, 11/19/26 ... 17,178 16,197
L2079526.UP.FTS.B, 17.98%, 11/19/26 ... 3,594 3,571
FW2077428.UP.FTS.B, 18.23%, 11/19/26 . 9,462 9,348
L2078320.UP.FTS.B, 18.26%, 11/19/26 ... 4,011 3,780
FW2079512.UP.FTS.B, 18.41%, 11/19/26 . 4,732 4,686
FW2079593.UP.FTS.B, 18.48%, 11/19/26 . 1,893 1,875
L2077316.UP.FTS.B, 18.51%, 11/19/26 ... 6,626 6,546
L2078541.UP.FTS.B, 18.53%, 11/19/26 ... 3,313 3,273
L2078767.UP.FTS.B, 18.54%, 11/19/26 ... 947 937
FW2080677.UP.FTS.B, 18.72%, 11/19/26 . 16,098 15,941
L2077746.UP.FTS.B, 18.8%, 11/19/26 .... 5,304 5,252
L2080184.UP.FTS.B, 19.05%, 11/19/26 ... 5,183 5,144
FW2078252.UP.FTS.B, 19.1%, 11/19/26 .. 1,765 1,741
L2079089.UP.FTS.B, 19.11%, 11/19/26 ... 5,669 5,613
L2077889.UP.FTS.B, 19.41%, 11/19/26 ... 7,014 6,930
L2078380.UP.FTS.B, 19.51%, 11/19/26 ... 15,167 15,020
L1966479.UP.FTS.B, 19.7%, 11/19/26 .... 10,910 10,779
L2079136.UP.FTS.B, 19.7%, 11/19/26 .... 15,646 15,533
FW2078808.UP.FTS.B, 19.87%, 11/19/26 . 23,711 23,426
L2077834.UP.FTS.B, 19.87%, 11/19/26 ... 14,227 14,056
FW2076082.UP.FTS.B, 20.04%, 11/19/26 . 18,973 18,746
L2078706.UP.FTS.B, 20.11%, 11/19/26 ... 7,590 7,499
L2080653.UP.FTS.B, 20.24%, 11/19/26 ... 4,270 4,219
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2077864.UP.FTS.B, 20.33%, 11/19/26 ... $ 20,879 $ 20,629
L2080091.UP.FTS.B, 20.35%, 11/19/26 ... 2,373 2,350
L2076559.UP.FTS.B, 20.51%, 11/19/26 ... 10,229 10,101
L2075161.UP.FTS.B, 20.64%, 11/19/26 ... 33,231 32,910
L2079005.UP.FTS.B, 20.71%, 11/19/26 ... 3,324 3,300
L2076267.UP.FTS.B, 20.73%, 11/19/26 ... 14,137 13,962
L2077767.UP.FTS.B, 20.73%, 11/19/26 ... 9,496 9,428
FW2079399.UP.FTS.B, 20.8%, 11/19/26 .. 17,072 16,948
FW2077930.UP.FTS.B, 20.81%, 11/19/26 . 9,497 9,429
L2076291.UP.FTS.B, 21.19%, 11/19/26 ... 1,960 554
L2051484.UP.FTS.B, 21.26%, 11/19/26 ... 1,901 1,878
L2078669.UP.FTS.B, 21.32%, 11/19/26 ... 9,503 9,412
FW2080621.UP.FTS.B, 21.61%, 11/19/26 . 9,887 9,817
L2076499.UP.FTS.B, 21.61%, 11/19/26 ... 1,668 254
L2077511.UP.FTS.B, 21.66%, 11/19/26 ... 4,279 4,249
L2076870.UP.FTS.B, 21.71%, 11/19/26 ... 5,677 5,621
L2076557.UP.FTS.B, 21.86%, 11/19/26 ... 23,205 23,040
FW2080860.UP.FTS.B, 21.93%, 11/19/26 . 18,841 18,695
L2080901.UP.FTS.B, 21.94%, 11/19/26 ... 10,272 10,199
FW2076510.UP.FTS.B, 22.17%, 11/19/26 . 38,056 37,603
L2080597.UP.FTS.B, 22.59%, 11/19/26 ... 2,094 2,079
L2079528.UP.FTS.B, 22.6%, 11/19/26 .... 10,717 186
L2078089.UP.FTS.B, 22.76%, 11/19/26 ... 19,043 18,817
FW2080174.UP.FTS.B, 22.97%, 11/19/26 . 5,501 1,612
FW2080574.UP.FTS.B, 23.09%, 11/19/26 . 5,304 5,264
L2077002.UP.FTS.B, 23.1%, 11/19/26 .... 9,512 9,444
FW2078029.UP.FTS.B, 23.15%, 11/19/26 . 4,477 4,446
FW2077484.UP.FTS.B, 23.29%, 11/19/26 . 14,292 14,191
L2078079.UP.FTS.B, 23.52%, 11/19/26 ... 4,765 4,709
L2078431.UP.FTS.B, 23.7%, 11/19/26 .... 2,861 2,841
L2078747.UP.FTS.B, 23.9%, 11/19/26 .... 3,177 3,017
L2076582.UP.FTS.B, 24.04%, 11/19/26 ... 19,758 19,559
L2078784.UP.FTS.B, 24.05%, 11/19/26 ... 37,693 37,398
L2079001.UP.FTS.B, 24.08%, 11/19/26 ... 15,100 14,986
L2077380.UP.FTS.B, 24.14%, 11/19/26 ... 4,572 4,539
FW2076263.UP.FTS.B, 24.18%, 11/19/26 . 2,957 2,929
FW2047900.UP.FTS.B, 24.6%, 11/19/26 .. 6,744 6,364
FW2079138.UP.FTS.B, 24.71%, 11/19/26 . 14,219 14,046
L2051923.UP.FTS.B, 24.73%, 11/19/26 ... 1,801 1,784
L2077667.UP.FTS.B, 24.74%, 11/19/26 ... 1,851 1,835
L2078023.UP.FTS.B, 24.89%, 11/19/26 ... 5,418 5,200
L2077386.UP.FTS.B, 24.97%, 11/19/26 ... 1,050 1,043
L2073677.UP.FTS.B, 24.99%, 11/19/26 ... 14,416 14,321
L2077893.UP.FTS.B, 25.04%, 11/19/26 ... 2,857 810
FW2078855.UP.FTS.B, 25.07%, 11/19/26 . 4,775 4,741
L2075615.UP.FTS.B, 25.09%, 11/19/26 ... 2,292 2,276
L2078549.UP.FTS.B, 25.1%, 11/19/26 .... 955 944
L2080336.UP.FTS.B, 25.14%, 11/19/26 ... 1,910 1,897
FW2076803.UP.FTS.B, 25.16%, 11/19/26 . 40,891 6,224
FW2078837.UP.FTS.B, 25.18%, 11/19/26 . 2,483 2,454
L2077756.UP.FTS.B, 25.18%, 11/19/26 ... 1,146 1,138
L2079113.UP.FTS.B, 25.21%, 11/19/26 ... 1,738 495
L2080819.UP.FTS.B, 25.23%, 11/19/26 ... 1,624 1,612
L2080926.UP.FTS.B, 25.26%, 11/19/26 ... 3,567 3,387
L2080514.UP.FTS.B, 25.27%, 11/19/26 ... 2,101 2,087
L2075929.UP.FTS.B, 25.33%, 11/19/26 ... 2,575 2,545
L2055608.UP.FTS.B, 25.35%, 11/19/26 ... 1,528 1,518
L2077452.UP.FTS.B, 25.36%, 11/19/26 ... 2,427 712

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
187
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2077604.UP.FTS.B, 25.4%, 11/19/26 .. $ 3,630 $ 3,605
L2078857.UP.FTS.B, 25.44%, 11/19/26 ... 1,624 1,613
L2078594.UP.FTS.B, 25.45%, 11/19/26 ... 20,248 19,229
L2078465.UP.FTS.B, 25.48%, 11/19/26 ... 4,690 4,658
L2079168.UP.FTS.B, 25.49%, 11/19/26 ... 10,414 10,342
L2079636.UP.FTS.B, 25.5%, 11/19/26 .... 2,389 2,372
L2080869.UP.FTS.B, 25.5%, 11/19/26 .... 2,437 716
L2080879.UP.FTS.B, 25.51%, 11/19/26 ... 4,013 3,985
FW2079109.UP.FTS.B, 25.53%, 11/19/26 . 5,733 5,693
FW2080532.UP.FTS.B, 25.55%, 11/19/26 . 19,456 18,393
FW2076607.UP.FTS.B, 25.56%, 11/19/26 . 19,111 18,978
FW2076520.UP.FTS.B, 25.58%, 11/19/26 . 1,911 1,898
L2080301.UP.FTS.B, 25.61%, 11/19/26 ... 3,780 3,751
FW2078739.UP.FTS.B, 25.62%, 11/19/26 . 1,912 1,898
FW2077257.UP.FTS.B, 25.78%, 11/19/26 . 5,735 5,695
L2076428.UP.FTS.B, 25.82%, 11/19/26 ... 8,030 7,974
L2076758.UP.FTS.B, 25.84%, 11/19/26 ... 4,397 4,366
L2077747.UP.FTS.B, 25.84%, 11/19/26 ... 6,882 6,834
FW2075811.UP.FTS.B, 25.85%, 11/19/26 . 1,051 1,039
L2076862.UP.FTS.B, 25.93%, 11/19/26 ... 5,927 5,886
L2080433.UP.FTS.B, 25.97%, 11/19/26 ... 2,294 2,267
L2075052.UP.FTS.B, 25.99%, 11/19/26 ... 4,684 4,652
L2078570.UP.FTS.B, 26.02%, 11/19/26 ... 14,341 14,241
FW2076721.UP.FTS.B, 26.13%, 11/19/26 . 7,171 7,122
FW2080275.UP.FTS.B, 26.15%, 11/19/26 . 3,347 3,323
FW2075118.UP.FTS.B, 26.16%, 11/19/26 . 2,307 2,190
L2076228.UP.FTS.B, 26.28%, 11/19/26 ... 3,353 3,329
L2077372.UP.FTS.B, 26.33%, 11/19/26 ... 16,400 1,159
FW2057769.UP.FTS.B, 26.4%, 11/19/26 .. 5,739 5,699
FW2078057.UP.FTS.B, 26.47%, 11/19/26 . 2,047 1,946
FW2079458.UP.FTS.B, 26.51%, 11/19/26 . 4,360 4,313
L2080156.UP.FTS.B, 26.56%, 11/19/26 ... 2,870 2,850
L2077173.UP.FTS.B, 26.59%, 11/19/26 ... 11,382 11,297
FW2076617.UP.FTS.B, 26.67%, 11/19/26 . 27,938 27,745
L2076223.UP.FTS.B, 26.74%, 11/19/26 ... 9,952 9,883
FW2079015.UP.FTS.B, 26.82%, 11/19/26 . 3,961 604
FW2074690.UP.FTS.B, 26.87%, 11/19/26 . 6,694 6,648
FW2070515.UP.FTS.B, 26.89%, 11/19/26 . 4,307 4,277
FW2077979.UP.FTS.B, 26.91%, 11/19/26 . 2,982 455
L2075827.UP.FTS.B, 27%, 11/19/26 ..... 8,902 8,840
FW2079469.UP.FTS.B, 27.02%, 11/19/26 . 18,699 2,865
FW2073062.UP.FTS.B, 27.11%, 11/19/26 . 14,359 14,260
FW2076319.UP.FTS.B, 27.45%, 11/19/26 . 3,831 3,804
FW2076494.UP.FTS.B, 27.89%, 11/19/26 . 5,451 5,182
FW2077691.UP.FTS.B, 28%, 11/19/26 ... 7,666 7,614
FW2079292.UP.FTS.B, 28.03%, 11/19/26 . 1,917 1,903
FW2078778.UP.FTS.B, 28.26%, 11/19/26 . 9,586 9,520
FW2076337.UP.FTS.B, 28.51%, 11/19/26 . 5,757 5,542
FW2077308.UP.FTS.B, 28.64%, 11/19/26 . 2,877 2,857
FW2079210.UP.FTS.B, 28.66%, 11/19/26 . 4,891 4,857
FW2079921.UP.FTS.B, 29.67%, 11/19/26 . 2,881 2,861
FW2072591.UP.FTS.B, 29.87%, 11/19/26 . 2,977 2,957
FW2076316.UP.FTS.B, 29.92%, 11/19/26 . 4,610 4,578
FW2077221.UP.FTS.B, 29.97%, 11/19/26 . 889 880
FW2077632.UP.FTS.B, 30.15%, 11/19/26 . 9,606 9,541
FW2077700.UP.FTS.B, 30.18%, 11/19/26 . 7,684 7,632
FW2078856.UP.FTS.B, 30.22%, 11/19/26 . 1,927 1,831
FW2078927.UP.FTS.B, 30.32%, 11/19/26 . 5,800 5,764
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2079282.UP.FTS.B, 30.4%, 11/19/26 .. $ 1,156 $ 1,149
FW2078425.UP.FTS.B, 30.41%, 11/19/26 . 3,710 3,683
FW2077874.UP.FTS.B, 30.42%, 11/19/26 . 6,918 6,872
FW2076199.UP.FTS.B, 30.58%, 11/19/26 . 1,634 1,623
FW2078643.UP.FTS.B, 30.58%, 11/19/26 . 1,600 1,576
FW2078839.UP.FTS.B, 30.61%, 11/19/26 . 961 955
FW2077363.UP.FTS.B, 30.77%, 11/19/26 . 4,710 4,678
FW2075779.UP.FTS.B, 30.81%, 11/19/26 . 1,803 1,780
FW2075839.UP.FTS.B, 30.81%, 11/19/26 . 4,928 1,473
FW2077993.UP.FTS.B, 30.84%, 11/19/26 . 2,686 2,667
FW2078804.UP.FTS.B, 30.99%, 11/19/26 . 1,489 26
FW2080135.UP.FTS.B, 31%, 11/19/26 ... 1,600 111
FW2077335.UP.FTS.B, 31.09%, 11/19/26 . 7,000 486
FW2076598.UP.FTS.B, 31.11%, 11/19/26 . 962 955
FW2074352.UP.FTS.B, 31.13%, 11/19/26 . 1,058 1,051
FW2074156.UP.FTS.B, 31.17%, 11/19/26 . 1,400 97
FW2077684.UP.FTS.B, 31.19%, 11/19/26 . 2,121 2,107
FW2076910.UP.FTS.B, 31.43%, 11/19/26 . 20,297 20,160
FW2075287.UP.FTS.B, 31.46%, 11/19/26 . 8,328 8,247
FW2076836.UP.FTS.B, 31.47%, 11/19/26 . 7,311 7,262
FW2076209.UP.FTS.B, 31.48%, 11/19/26 . 3,080 3,059
FW2076661.UP.FTS.B, 31.77%, 11/19/26 . 2,300 159
FW2076436.UP.FTS.B, 31.81%, 11/19/26 . 2,200 388
FW2080557.UP.FTS.B, 31.96%, 11/19/26 . 10,490 10,129
L2198358.UP.FTS.B, 7.09%, 12/07/26 .... 3,708 3,680
L2196810.UP.FTS.B, 7.42%, 12/07/26 .... 5,665 5,633
L2195818.UP.FTS.B, 7.43%, 12/07/26 .... 1,451 1,438
L2198501.UP.FTS.B, 8.94%, 12/07/26 .... 3,784 3,763
L2195995.UP.FTS.B, 9.12%, 12/07/26 .... 4,069 4,047
L2199695.UP.FTS.B, 9.66%, 12/07/26 .... 5,682 5,651
L2199924.UP.FTS.B, 9.76%, 12/07/26 .... 6,630 6,593
L2198890.UP.FTS.B, 10.21%, 12/07/26 ... 1,422 1,415
FW2200013.UP.FTS.B, 10.26%, 12/07/26 . 13,270 13,158
L2197080.UP.FTS.B, 10.27%, 12/07/26 ... 9,580 4,990
L2199199.UP.FTS.B, 10.28%, 12/07/26 ... 9,100 9,023
L2198751.UP.FTS.B, 10.42%, 12/07/26 ... 7,585 7,520
L2199240.UP.FTS.B, 10.7%, 12/07/26 .... 7,777 7,734
L2198973.UP.FTS.B, 10.91%, 12/07/26 ... 5,363 1,340
L2196100.UP.FTS.B, 10.99%, 12/07/26 ... 1,518 1,510
FW2198003.UP.FTS.B, 11.06%, 12/07/26 . 8,540 8,468
L2193649.UP.FTS.B, 11.13%, 12/07/26 ... 2,847 2,823
L2197856.UP.FTS.B, 11.23%, 12/07/26 ... 5,125 5,082
L2197172.UP.FTS.B, 11.42%, 12/07/26 ... 9,494 9,413
FW2195774.UP.FTS.B, 11.53%, 12/07/26 . 29,434 29,185
L2196592.UP.FTS.B, 11.62%, 12/07/26 ... 5,128 5,084
L2197038.UP.FTS.B, 12.26%, 12/07/26 ... 3,802 3,770
FW2199260.UP.FTS.B, 12.51%, 12/07/26 . 23,292 23,096
L2199654.UP.FTS.B, 12.66%, 12/07/26 ... 5,705 5,657
L2200204.UP.FTS.B, 12.79%, 12/07/26 ... 12,364 12,260
FW2198067.UP.FTS.B, 12.9%, 12/07/26 .. 5,707 5,659
L2198086.UP.FTS.B, 13.28%, 12/07/26 ... 9,517 9,437
L2200250.UP.FTS.B, 13.28%, 12/07/26 ... 4,758 4,718
FW2197303.UP.FTS.B, 13.29%, 12/07/26 . 3,807 3,775
L2197068.UP.FTS.B, 13.32%, 12/07/26 ... 9,517 9,437
L2197658.UP.FTS.B, 13.72%, 12/07/26 ... 4,761 4,721
L2196150.UP.FTS.B, 13.9%, 12/07/26 .... 11,810 11,711
FW2198165.UP.FTS.B, 14.07%, 12/07/26 . 1,334 1,322
FW2198593.UP.FTS.B, 14.12%, 12/07/26 . 5,716 5,668

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
188
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2197131.UP.FTS.B, 14.14%, 12/07/26 ... $ 1,048 $ 1,039
L2199997.UP.FTS.B, 14.15%, 12/07/26 ... 3,525 3,495
L2196990.UP.FTS.B, 14.16%, 12/07/26 ... 14,291 14,171
L2196542.UP.FTS.B, 14.21%, 12/07/26 ... 6,670 6,613
L2196035.UP.FTS.B, 14.38%, 12/07/26 ... 5,175 5,136
L2196588.UP.FTS.B, 14.6%, 12/07/26 .... 10,037 9,949
L2196864.UP.FTS.B, 14.96%, 12/07/26 ... 6,676 6,620
L2195767.UP.FTS.B, 15.08%, 12/07/26 ... 2,861 2,837
L2198350.UP.FTS.B, 15.19%, 12/07/26 ... 931 923
L2196739.UP.FTS.B, 15.37%, 12/07/26 ... 14,217 14,098
L2197260.UP.FTS.B, 15.37%, 12/07/26 ... 2,576 2,555
L2197143.UP.FTS.B, 15.39%, 12/07/26 ... 9,542 9,422
L2197650.UP.FTS.B, 15.41%, 12/07/26 ... 7,157 7,097
L2196913.UP.FTS.B, 15.42%, 12/07/26 ... 47,722 47,321
FW2199121.UP.FTS.B, 15.58%, 12/07/26 . 17,216 17,084
L2200040.UP.FTS.B, 15.69%, 12/07/26 ... 6,491 6,409
FW2198673.UP.FTS.B, 15.71%, 12/07/26 . 19,435 10,729
FW2200360.UP.FTS.B, 15.93%, 12/07/26 . 855 847
L2199860.UP.FTS.B, 16.1%, 12/07/26 .... 14,325 14,144
L2197234.UP.FTS.B, 16.24%, 12/07/26 ... 18,669 18,526
L2199879.UP.FTS.B, 16.31%, 12/07/26 ... 14,248 14,128
FW2197646.UP.FTS.B, 16.34%, 12/07/26 . 9,181 9,098
L2198446.UP.FTS.B, 16.58%, 12/07/26 ... 47,526 46,927
L2199625.UP.FTS.B, 16.62%, 12/07/26 ... 9,556 9,436
L2199675.UP.FTS.B, 16.72%, 12/07/26 ... 14,336 14,155
L2198880.UP.FTS.B, 16.74%, 12/07/26 ... 3,758 3,709
L2200134.UP.FTS.B, 16.87%, 12/07/26 ... 26,765 26,428
L2199844.UP.FTS.B, 16.94%, 12/07/26 ... 9,560 9,480
L2198467.UP.FTS.B, 16.99%, 12/07/26 ... 19,121 18,826
L2197174.UP.FTS.B, 17.08%, 12/07/26 ... 14,340 14,160
L2195329.UP.FTS.B, 17.11%, 12/07/26 ... 4,830 4,766
FW2197380.UP.FTS.B, 17.12%, 12/07/26 . 2,869 2,832
L2198345.UP.FTS.B, 17.18%, 12/07/26 ... 22,758 22,472
L2195192.UP.FTS.B, 17.22%, 12/07/26 ... 3,156 3,116
FW2199288.UP.FTS.B, 17.26%, 12/07/26 . 800 787
L2199351.UP.FTS.B, 17.39%, 12/07/26 ... 1,913 1,889
L2198376.UP.FTS.B, 17.42%, 12/07/26 ... 21,097 20,798
FW2200209.UP.FTS.B, 17.47%, 12/07/26 . 7,204 7,121
L2197047.UP.FTS.B, 17.47%, 12/07/26 ... 11,479 11,334
L2195638.UP.FTS.B, 17.49%, 12/07/26 ... 9,566 9,445
L2194879.UP.FTS.B, 17.51%, 12/07/26 ... 18,559 18,325
L2192178.UP.FTS.B, 17.53%, 12/07/26 ... 7,175 7,085
L2200243.UP.FTS.B, 17.54%, 12/07/26 ... 957 945
FW2196193.UP.FTS.B, 17.59%, 12/07/26 . 23,918 23,617
L2199819.UP.FTS.B, 17.72%, 12/07/26 ... 17,226 17,082
L2198685.UP.FTS.B, 17.77%, 12/07/26 ... 2,804 2,768
L2196814.UP.FTS.B, 17.8%, 12/07/26 .... 14,463 14,355
L2199007.UP.FTS.B, 17.87%, 12/07/26 ... 5,742 5,654
L2200255.UP.FTS.B, 17.89%, 12/07/26 ... 7,657 7,539
L2200130.UP.FTS.B, 18.09%, 12/07/26 ... 21,060 20,884
L2199726.UP.FTS.B, 18.1%, 12/07/26 .... 5,744 5,671
L2195959.UP.FTS.B, 18.12%, 12/07/26 ... 11,187 11,046
L2199265.UP.FTS.B, 18.32%, 12/07/26 ... 17,236 17,019
L2196210.UP.FTS.B, 18.42%, 12/07/26 ... 15,715 15,491
L2200083.UP.FTS.B, 18.51%, 12/07/26 ... 4,789 4,715
FW2198541.UP.FTS.B, 18.65%, 12/07/26 . 23,947 23,578
L2197391.UP.FTS.B, 18.77%, 12/07/26 ... 2,330 2,299
L2196412.UP.FTS.B, 18.83%, 12/07/26 ... 1,725 1,703
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2200053.UP.FTS.B, 18.87%, 12/07/26 ... $ 9,581 $ 9,434
L2199248.UP.FTS.B, 19.04%, 12/07/26 ... 14,375 14,194
FW2199060.UP.FTS.B, 19.27%, 12/07/26 . 2,396 2,366
L2196875.UP.FTS.B, 19.48%, 12/07/26 ... 47,940 47,201
L2200120.UP.FTS.B, 19.52%, 12/07/26 ... 10,435 5,967
L2196672.UP.FTS.B, 19.58%, 12/07/26 ... 8,151 8,025
L2196821.UP.FTS.B, 19.59%, 12/07/26 ... 6,234 6,138
L2199663.UP.FTS.B, 19.69%, 12/07/26 ... 5,754 5,665
L2169437.UP.FTS.B, 19.73%, 12/07/26 ... 9,591 9,443
FW2198520.UP.FTS.B, 20.07%, 12/07/26 . 9,555 9,406
L2199129.UP.FTS.B, 20.12%, 12/07/26 ... 2,111 2,084
L2198874.UP.FTS.B, 20.19%, 12/07/26 ... 3,838 3,790
L2199523.UP.FTS.B, 20.46%, 12/07/26 ... 5,279 5,216
FW2197884.UP.FTS.B, 20.55%, 12/07/26 . 8,708 8,588
L2196447.UP.FTS.B, 20.62%, 12/07/26 ... 6,240 6,162
L2196710.UP.FTS.B, 20.66%, 12/07/26 ... 17,281 17,076
L2189118.UP.FTS.B, 20.67%, 12/07/26 ... 2,880 2,836
L2197655.UP.FTS.B, 20.75%, 12/07/26 ... 4,801 4,744
FW2197381.UP.FTS.B, 20.8%, 12/07/26 .. 2,977 2,942
L2197561.UP.FTS.B, 20.81%, 12/07/26 ... 4,801 4,744
L2197644.UP.FTS.B, 20.86%, 12/07/26 ... 2,027 2,011
FW2199633.UP.FTS.B, 20.94%, 12/07/26 . 7,925 7,829
L2196726.UP.FTS.B, 21.07%, 12/07/26 ... 22,731 12,648
L2187878.UP.FTS.B, 21.23%, 12/07/26 ... 48,428 48,070
L2198396.UP.FTS.B, 21.35%, 12/07/26 ... 4,227 4,162
L2197425.UP.FTS.B, 21.37%, 12/07/26 ... 9,692 9,558
L2196680.UP.FTS.B, 21.47%, 12/07/26 ... 5,904 5,811
L2195675.UP.FTS.B, 21.55%, 12/07/26 ... 1,538 1,519
L2197631.UP.FTS.B, 21.55%, 12/07/26 ... 4,324 4,258
FW2197941.UP.FTS.B, 21.75%, 12/07/26 . 8,657 8,556
L2196825.UP.FTS.B, 21.8%, 12/07/26 .... 6,252 6,179
FW2198237.UP.FTS.B, 21.87%, 12/07/26 . 4,807 4,749
L2197009.UP.FTS.B, 22.01%, 12/07/26 ... 5,770 5,701
L2196775.UP.FTS.B, 22.04%, 12/07/26 ... 961 947
FW2199825.UP.FTS.B, 22.12%, 12/07/26 . 1,923 1,900
L2196730.UP.FTS.B, 22.21%, 12/07/26 ... 16,829 16,629
L2191085.UP.FTS.B, 22.33%, 12/07/26 ... 3,204 3,168
L2199874.UP.FTS.B, 22.34%, 12/07/26 ... 7,887 7,793
L2192706.UP.FTS.B, 22.47%, 12/07/26 ... 9,619 9,505
L2197670.UP.FTS.B, 22.54%, 12/07/26 ... 3,734 3,685
L2196119.UP.FTS.B, 22.75%, 12/07/26 ... 4,811 4,754
L2185222.UP.FTS.B, 23.13%, 12/07/26 ... 5,563 5,488
FW2200346.UP.FTS.B, 23.2%, 12/07/26 .. 9,627 9,512
FW2196522.UP.FTS.B, 23.26%, 12/07/26 . 5,776 5,707
FW2199888.UP.FTS.B, 23.27%, 12/07/26 . 13,043 12,881
L2195799.UP.FTS.B, 23.37%, 12/07/26 ... 12,006 11,849
FW2199894.UP.FTS.B, 23.38%, 12/07/26 . 7,703 7,611
L2198106.UP.FTS.B, 23.42%, 12/07/26 ... 6,225 6,149
L2197006.UP.FTS.B, 23.53%, 12/07/26 ... 4,816 4,759
FW2192438.UP.FTS.B, 23.66%, 12/07/26 . 11,557 11,420
L2197891.UP.FTS.B, 23.8%, 12/07/26 .... 3,853 3,807
FW2197402.UP.FTS.B, 23.87%, 12/07/26 . 2,890 2,856
L2199092.UP.FTS.B, 23.9%, 12/07/26 .... 5,688 5,609
L2198616.UP.FTS.B, 24.08%, 12/07/26 ... 2,886 2,852
FW2195703.UP.FTS.B, 24.25%, 12/07/26 . 1,735 1,714
L2197316.UP.FTS.B, 24.32%, 12/07/26 ... 3,273 474
FW2196745.UP.FTS.B, 24.4%, 12/07/26 .. 5,758 5,687
FW2200190.UP.FTS.B, 24.4%, 12/07/26 .. 2,410 2,381

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
189
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2196637.UP.FTS.B, 24.42%, 12/07/26 ... $ 14,361 $ 14,190
L2200210.UP.FTS.B, 24.56%, 12/07/26 ... 19,280 18,983
FW2197268.UP.FTS.B, 24.6%, 12/07/26 .. 4,917 1,409
L2196899.UP.FTS.B, 24.65%, 12/07/26 ... 5,592 5,525
L2197090.UP.FTS.B, 24.84%, 12/07/26 ... 5,020 4,953
L2197075.UP.FTS.B, 24.86%, 12/07/26 ... 1,061 1,048
L2200145.UP.FTS.B, 24.91%, 12/07/26 ... 964 953
L2197252.UP.FTS.B, 24.97%, 12/07/26 ... 1,091 650
L2198059.UP.FTS.B, 24.97%, 12/07/26 ... 4,807 4,749
L2199777.UP.FTS.B, 24.98%, 12/07/26 ... 964 953
L2196714.UP.FTS.B, 25.02%, 12/07/26 ... 3,087 3,050
L2196707.UP.FTS.B, 25.05%, 12/07/26 ... 1,350 1,329
L2199551.UP.FTS.B, 25.05%, 12/07/26 ... 2,025 1,994
L2199694.UP.FTS.B, 25.13%, 12/07/26 ... 1,924 1,901
L2199866.UP.FTS.B, 25.14%, 12/07/26 ... 1,157 1,144
L2195524.UP.FTS.B, 25.15%, 12/07/26 ... 973 579
L2197866.UP.FTS.B, 25.16%, 12/07/26 ... 5,025 4,959
L2198339.UP.FTS.B, 25.17%, 12/07/26 ... 1,100 10
L2195912.UP.FTS.B, 25.21%, 12/07/26 ... 7,910 7,816
L2198146.UP.FTS.B, 25.25%, 12/07/26 ... 2,026 2,002
L2196219.UP.FTS.B, 25.27%, 12/07/26 ... 9,068 8,960
L2198919.UP.FTS.B, 25.27%, 12/07/26 ... 2,038 2,015
L2198546.UP.FTS.B, 25.32%, 12/07/26 ... 1,447 1,430
L2199586.UP.FTS.B, 25.33%, 12/07/26 ... 1,072 1,061
L2199876.UP.FTS.B, 25.33%, 12/07/26 ... 1,252 1,236
L2195664.UP.FTS.B, 25.4%, 12/07/26 .... 953 937
L2199661.UP.FTS.B, 25.4%, 12/07/26 .... 2,701 2,669
FW2200017.UP.FTS.B, 25.41%, 12/07/26 . 4,825 4,768
L2196685.UP.FTS.B, 25.41%, 12/07/26 ... 5,973 5,902
L2198050.UP.FTS.B, 25.44%, 12/07/26 ... 5,018 4,958
L2197183.UP.FTS.B, 25.46%, 12/07/26 ... 1,640 1,621
L2197585.UP.FTS.B, 25.47%, 12/07/26 ... 4,535 4,481
L2197844.UP.FTS.B, 25.47%, 12/07/26 ... 5,337 5,276
L2198441.UP.FTS.B, 25.48%, 12/07/26 ... 13,684 13,529
FW2195112.UP.FTS.B, 25.52%, 12/07/26 . 29,761 4,305
L2197791.UP.FTS.B, 25.56%, 12/07/26 ... 3,388 3,349
FW2197368.UP.FTS.B, 25.58%, 12/07/26 . 9,650 9,534
L2199767.UP.FTS.B, 25.65%, 12/07/26 ... 5,599 5,524
L2199814.UP.FTS.B, 25.68%, 12/07/26 ... 5,790 5,721
FW2199624.UP.FTS.B, 25.75%, 12/07/26 . 9,658 9,545
L2193871.UP.FTS.B, 25.78%, 12/07/26 ... 6,680 6,598
FW2199090.UP.FTS.B, 25.89%, 12/07/26 . 22,674 22,387
FW2199793.UP.FTS.B, 25.9%, 12/07/26 .. 7,722 7,630
FW2199514.UP.FTS.B, 25.91%, 12/07/26 . 2,440 2,414
FW2199186.UP.FTS.B, 25.95%, 12/07/26 . 2,413 2,384
L2197375.UP.FTS.B, 26%, 12/07/26 ..... 4,897 716
FW2196103.UP.FTS.B, 26.48%, 12/07/26 . 1,519 1,492
L2199268.UP.FTS.B, 26.54%, 12/07/26 ... 4,773 2,841
FW2199829.UP.FTS.B, 26.64%, 12/07/26 . 1,739 1,712
L2200350.UP.FTS.B, 26.67%, 12/07/26 ... 5,603 5,536
FW2195369.UP.FTS.B, 26.79%, 12/07/26 . 2,737 2,708
FW2199332.UP.FTS.B, 26.82%, 12/07/26 . 2,372 2,342
FW2195998.UP.FTS.B, 26.86%, 12/07/26 . 17,005 16,802
FW2199138.UP.FTS.B, 27.08%, 12/07/26 . 10,400 18
FW2195253.UP.FTS.B, 27.11%, 12/07/26 . 6,378 6,302
FW2197957.UP.FTS.B, 27.11%, 12/07/26 . 4,800 694
FW2195958.UP.FTS.B, 27.48%, 12/07/26 . 3,190 3,152
FW2196284.UP.FTS.B, 27.56%, 12/07/26 . 4,874 2,904
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2200008.UP.FTS.B, 27.66%, 12/07/26 . $ 6,768 $ 6,687
FW2198590.UP.FTS.B, 27.74%, 12/07/26 . 4,874 4,820
FW2199488.UP.FTS.B, 27.83%, 12/07/26 . 2,124 2,089
FW2198564.UP.FTS.B, 27.96%, 12/07/26 . 4,332 4,279
FW2195741.UP.FTS.B, 28.07%, 12/07/26 . 1,451 1,434
FW2198474.UP.FTS.B, 28.07%, 12/07/26 . 3,373 3,331
FW2200076.UP.FTS.B, 28.24%, 12/07/26 . 48,370 47,792
FW2198854.UP.FTS.B, 28.37%, 12/07/26 . 3,871 3,824
FW2200069.UP.FTS.B, 28.54%, 12/07/26 . 4,193 4,136
FW2199877.UP.FTS.B, 28.59%, 12/07/26 . 1,800 (5)
FW2200188.UP.FTS.B, 28.66%, 12/07/26 . 5,323 5,259
FW2198253.UP.FTS.B, 28.7%, 12/07/26 .. 4,964 713
FW2126302.UP.FTS.B, 28.84%, 12/07/26 . 16,452 16,255
FW2197063.UP.FTS.B, 28.96%, 12/07/26 . 14,785 4,141
FW2197454.UP.FTS.B, 28.97%, 12/07/26 . 5,914 1,703
FW2198203.UP.FTS.B, 29.09%, 12/07/26 . 3,566 3,519
FW2198176.UP.FTS.B, 29.22%, 12/07/26 . 3,876 3,830
FW2196176.UP.FTS.B, 29.32%, 12/07/26 . 7,166 7,080
FW2196392.UP.FTS.B, 29.38%, 12/07/26 . 3,943 1,136
FW2186971.UP.FTS.B, 29.39%, 12/07/26 . 24,645 7,102
FW2195399.UP.FTS.B, 29.81%, 12/07/26 . 2,228 2,202
FW2197220.UP.FTS.B, 29.81%, 12/07/26 . 2,174 2,141
FW2198433.UP.FTS.B, 29.92%, 12/07/26 . 3,020 2,986
FW2198601.UP.FTS.B, 30.14%, 12/07/26 . 4,845 4,787
FW2199215.UP.FTS.B, 30.27%, 12/07/26 . 3,101 3,064
FW2197953.UP.FTS.B, 30.28%, 12/07/26 . 2,946 2,916
FW2195876.UP.FTS.B, 30.32%, 12/07/26 . 1,447 1,429
FW2198672.UP.FTS.B, 30.42%, 12/07/26 . 5,816 5,746
FW2196744.UP.FTS.B, 30.45%, 12/07/26 . 48,466 47,886
FW2198825.UP.FTS.B, 30.6%, 12/07/26 .. 3,393 3,352
FW2199302.UP.FTS.B, 30.61%, 12/07/26 . 1,093 316
FW2199283.UP.FTS.B, 30.62%, 12/07/26 . 1,352 1,336
FW2197604.UP.FTS.B, 30.64%, 12/07/26 . 3,199 3,161
FW2198515.UP.FTS.B, 30.77%, 12/07/26 . 3,035 2,997
FW2199905.UP.FTS.B, 30.79%, 12/07/26 . 1,746 1,725
FW2199805.UP.FTS.B, 30.82%, 12/07/26 . 8,304 8,211
FW2198089.UP.FTS.B, 30.83%, 12/07/26 . 2,036 2,012
FW2197372.UP.FTS.B, 30.88%, 12/07/26 . 11,606 11,469
FW2195869.UP.FTS.B, 30.92%, 12/07/26 . 1,800 (21)
FW2195222.UP.FTS.B, 30.96%, 12/07/26 . 1,358 1,341
FW2197663.UP.FTS.B, 30.97%, 12/07/26 . 2,592 2,560
FW2197025.UP.FTS.B, 30.99%, 12/07/26 . 1,580 456
FW2197058.UP.FTS.B, 31%, 12/07/26 ... 4,365 4,313
FW2198098.UP.FTS.B, 31%, 12/07/26 ... 5,722 5,653
FW2196279.UP.FTS.B, 31.01%, 12/07/26 . 3,394 3,354
FW2198232.UP.FTS.B, 31.01%, 12/07/26 . 970 958
FW2170273.UP.FTS.B, 31.03%, 12/07/26 . 17,768 17,554
FW2195779.UP.FTS.B, 31.03%, 12/07/26 . 9,874 2,851
FW2199111.UP.FTS.B, 31.05%, 12/07/26 . 1,740 1,719
FW2198957.UP.FTS.B, 31.08%, 12/07/26 . 10,211 10,107
FW2197407.UP.FTS.B, 31.19%, 12/07/26 . 5,723 5,654
FW2196852.UP.FTS.B, 31.22%, 12/07/26 . 8,057 7,956
FW2198390.UP.FTS.B, 31.22%, 12/07/26 . 2,620 2,588
FW2200225.UP.FTS.B, 31.22%, 12/07/26 . 1,067 1,054
FW2195178.UP.FTS.B, 31.28%, 12/07/26 . 2,300 (29)
FW2197133.UP.FTS.B, 31.45%, 12/07/26 . 4,269 4,218
FW2198997.UP.FTS.B, 31.55%, 12/07/26 . 6,482 6,403
FW2195565.UP.FTS.B, 31.6%, 12/07/26 .. 2,426 2,397

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
190
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2200182.UP.FTS.B, 31.77%, 12/07/26 . $ 3,105 $ 3,068
FW2197374.UP.FTS.B, 32.11%, 12/07/26 . 3,676 524
FW2198397.UP.FTS.B, 32.23%, 12/07/26 . 5,631 5,563
FW2199153.UP.FTS.B, 32.29%, 12/07/26 . 4,660 4,604
FW2199632.UP.FTS.B, 32.42%, 12/07/26 . 4,758 4,701
L2201511.UP.FTS.B, 5.03%, 12/08/26 .... 11,583 11,547
L2201100.UP.FTS.B, 5.82%, 12/08/26 .... 9,419 9,394
FW2201687.UP.FTS.B, 5.98%, 12/08/26 .. 4,425 4,411
L2203382.UP.FTS.B, 6.5%, 12/08/26 .... 9,428 9,401
L2203741.UP.FTS.B, 7.33%, 12/08/26 .... 18,879 18,781
L2206413.UP.FTS.B, 7.44%, 12/08/26 .... 8,497 8,453
L2201126.UP.FTS.B, 7.87%, 12/08/26 .... 20,783 20,677
L2201251.UP.FTS.B, 8.29%, 12/08/26 .... 18,905 18,809
L2200918.UP.FTS.B, 8.74%, 12/08/26 .... 4,067 4,047
L2203118.UP.FTS.B, 8.78%, 12/08/26 .... 7,567 7,529
L2202846.UP.FTS.B, 8.79%, 12/08/26 .... 17,048 16,970
L2201288.UP.FTS.B, 9.13%, 12/08/26 .... 3,123 3,107
L2206512.UP.FTS.B, 9.18%, 12/08/26 .... 11,357 11,300
FW2202642.UP.FTS.B, 9.22%, 12/08/26 .. 10,412 10,359
L2203530.UP.FTS.B, 9.65%, 12/08/26 .... 19,649 19,544
L2202936.UP.FTS.B, 9.68%, 12/08/26 .... 6,426 6,388
L2197657.UP.FTS.B, 9.74%, 12/08/26 .... 4,073 4,052
L2202879.UP.FTS.B, 9.75%, 12/08/26 .... 16,286 16,202
FW2202215.UP.FTS.B, 9.76%, 12/08/26 .. 42,425 42,090
L2202140.UP.FTS.B, 10.05%, 12/08/26 ... 3,595 3,567
L2202043.UP.FTS.B, 10.08%, 12/08/26 ... 18,952 18,858
L2206922.UP.FTS.B, 10.23%, 12/08/26 ... 19,102 18,973
L2205692.UP.FTS.B, 10.33%, 12/08/26 ... 15,641 15,564
L2205203.UP.FTS.B, 10.54%, 12/08/26 ... 18,771 18,622
L2203887.UP.FTS.B, 10.82%, 12/08/26 ... 7,589 7,530
L2202359.UP.FTS.B, 10.96%, 12/08/26 ... 3,416 3,399
L2205258.UP.FTS.B, 10.97%, 12/08/26 ... 3,605 3,577
L2206221.UP.FTS.B, 10.99%, 12/08/26 ... 2,846 2,824
L2202707.UP.FTS.B, 11.01%, 12/08/26 ... 9,488 9,415
L2200873.UP.FTS.B, 11.09%, 12/08/26 ... 8,540 8,474
L2205661.UP.FTS.B, 11.13%, 12/08/26 ... 11,388 11,299
L2201926.UP.FTS.B, 11.2%, 12/08/26 .... 1,898 1,889
FW2202691.UP.FTS.B, 11.21%, 12/08/26 . 2,847 2,833
L2204932.UP.FTS.B, 11.21%, 12/08/26 ... 15,185 15,068
L2201522.UP.FTS.B, 11.25%, 12/08/26 ... 18,982 18,835
L2200600.UP.FTS.B, 11.71%, 12/08/26 ... 4,749 4,712
L2200051.UP.FTS.B, 11.78%, 12/08/26 ... 10,068 9,990
L2204302.UP.FTS.B, 11.78%, 12/08/26 ... 2,842 2,820
L2205067.UP.FTS.B, 11.79%, 12/08/26 ... 11,398 11,310
FW2201210.UP.FTS.B, 12.48%, 12/08/26 . 1,901 1,887
L2201401.UP.FTS.B, 12.51%, 12/08/26 ... 6,655 6,604
L2201130.UP.FTS.B, 12.56%, 12/08/26 ... 5,202 5,162
FW2201048.UP.FTS.B, 12.71%, 12/08/26 . 11,295 11,206
L2201163.UP.FTS.B, 13.03%, 12/08/26 ... 1,903 1,888
L2202815.UP.FTS.B, 13.03%, 12/08/26 ... 3,559 3,532
L2201683.UP.FTS.B, 13.05%, 12/08/26 ... 2,854 2,832
L2199959.UP.FTS.B, 13.07%, 12/08/26 ... 1,047 1,039
L2201222.UP.FTS.B, 13.13%, 12/08/26 ... 47,574 47,211
L2203910.UP.FTS.B, 13.18%, 12/08/26 ... 10,943 10,859
L2202867.UP.FTS.B, 13.27%, 12/08/26 ... 4,650 4,613
FW2206272.UP.FTS.B, 13.35%, 12/08/26 . 2,855 2,833
L2206693.UP.FTS.B, 13.43%, 12/08/26 ... 3,335 3,312
L2206744.UP.FTS.B, 13.51%, 12/08/26 ... 28,558 28,341
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2202159.UP.FTS.B, 13.54%, 12/08/26 ... $ 23,799 $ 23,686
L2206366.UP.FTS.B, 13.56%, 12/08/26 ... 2,856 2,834
FW2201344.UP.FTS.B, 13.64%, 12/08/26 . 6,081 6,034
L2202534.UP.FTS.B, 13.68%, 12/08/26 ... 14,282 14,174
L2203497.UP.FTS.B, 13.78%, 12/08/26 ... 5,714 5,670
L2203117.UP.FTS.B, 13.79%, 12/08/26 ... 8,190 8,127
FW2199867.UP.FTS.B, 13.82%, 12/08/26 . 14,285 14,177
L2203856.UP.FTS.B, 13.82%, 12/08/26 ... 28,569 28,353
L2206839.UP.FTS.B, 13.97%, 12/08/26 ... 9,525 9,453
L2200884.UP.FTS.B, 13.99%, 12/08/26 ... 7,049 6,995
L2204734.UP.FTS.B, 13.99%, 12/08/26 ... 3,527 3,502
L2189789.UP.FTS.B, 14.09%, 12/08/26 ... 4,763 4,727
L2200815.UP.FTS.B, 14.17%, 12/08/26 ... 2,377 2,359
L2200912.UP.FTS.B, 14.17%, 12/08/26 ... 4,251 574
L2201701.UP.FTS.B, 14.19%, 12/08/26 ... 6,669 6,619
L2200543.UP.FTS.B, 14.23%, 12/08/26 ... 4,764 4,728
FW2206534.UP.FTS.B, 14.38%, 12/08/26 . 3,048 3,025
FW2201365.UP.FTS.B, 14.41%, 12/08/26 . 13,819 13,714
L2200506.UP.FTS.B, 14.67%, 12/08/26 ... 5,720 5,677
L2205095.UP.FTS.B, 14.72%, 12/08/26 ... 4,767 4,731
L2205970.UP.FTS.B, 14.78%, 12/08/26 ... 2,570 2,550
L2203172.UP.FTS.B, 14.86%, 12/08/26 ... 9,536 9,464
FW2203636.UP.FTS.B, 14.99%, 12/08/26 . 4,769 4,733
L2206074.UP.FTS.B, 15.01%, 12/08/26 ... 6,757 3,527
L2206751.UP.FTS.B, 15.19%, 12/08/26 ... 12,972 12,869
L2201429.UP.FTS.B, 15.27%, 12/08/26 ... 11,412 11,326
L2201509.UP.FTS.B, 15.29%, 12/08/26 ... 7,092 7,037
L2206457.UP.FTS.B, 15.3%, 12/08/26 .... 47,704 47,347
L2203888.UP.FTS.B, 15.35%, 12/08/26 ... 2,862 2,841
L2202868.UP.FTS.B, 15.36%, 12/08/26 ... 23,854 23,675
L2196904.UP.FTS.B, 15.38%, 12/08/26 ... 5,725 5,682
L2202058.UP.FTS.B, 15.4%, 12/08/26 .... 2,863 2,829
L2201650.UP.FTS.B, 15.45%, 12/08/26 ... 3,817 3,788
L2205821.UP.FTS.B, 15.65%, 12/08/26 ... 7,682 7,631
L2205307.UP.FTS.B, 15.66%, 12/08/26 ... 1,915 1,895
L2206519.UP.FTS.B, 15.66%, 12/08/26 ... 4,773 4,717
L2193881.UP.FTS.B, 15.75%, 12/08/26 ... 4,200 4,152
L2206087.UP.FTS.B, 15.8%, 12/08/26 .... 1,932 1,009
L2200487.UP.FTS.B, 15.87%, 12/08/26 ... 6,110 6,065
L2205432.UP.FTS.B, 15.94%, 12/08/26 ... 23,741 23,466
L2205206.UP.FTS.B, 15.97%, 12/08/26 ... 28,644 28,312
L2206448.UP.FTS.B, 16%, 12/08/26 ..... 10,026 9,952
L2205436.UP.FTS.B, 16.02%, 12/08/26 ... 26,938 26,624
L2195672.UP.FTS.B, 16.2%, 12/08/26 .... 12,226 12,084
L2205672.UP.FTS.B, 16.4%, 12/08/26 .... 23,917 23,757
L2202008.UP.FTS.B, 16.41%, 12/08/26 ... 48,122 47,625
L2201272.UP.FTS.B, 16.5%, 12/08/26 .... 4,761 4,725
L2202378.UP.FTS.B, 16.57%, 12/08/26 ... 5,771 5,733
L2202979.UP.FTS.B, 16.63%, 12/08/26 ... 1,911 1,897
L2203269.UP.FTS.B, 16.66%, 12/08/26 ... 4,300 4,251
L2203656.UP.FTS.B, 16.77%, 12/08/26 ... 2,676 2,656
L2205448.UP.FTS.B, 16.81%, 12/08/26 ... 10,036 9,893
L2205367.UP.FTS.B, 16.83%, 12/08/26 ... 2,963 2,929
L2205691.UP.FTS.B, 16.93%, 12/08/26 ... 45,887 45,358
L2206760.UP.FTS.B, 17.01%, 12/08/26 ... 43,307 42,860
FW2204874.UP.FTS.B, 17.03%, 12/08/26 . 9,561 9,424
L2200739.UP.FTS.B, 17.06%, 12/08/26 ... 2,582 2,552
L2200406.UP.FTS.B, 17.28%, 12/08/26 ... 4,208 4,160

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
191
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2202818.UP.FTS.B, 17.33%, 12/08/26 ... $ 8,776 $ 8,711
L2201984.UP.FTS.B, 17.35%, 12/08/26 ... 6,224 6,158
L2204275.UP.FTS.B, 17.48%, 12/08/26 ... 5,343 5,281
L2203876.UP.FTS.B, 17.53%, 12/08/26 ... 21,046 20,805
L2202653.UP.FTS.B, 17.59%, 12/08/26 ... 11,863 11,727
L2203323.UP.FTS.B, 17.63%, 12/08/26 ... 4,305 4,274
L2200549.UP.FTS.B, 17.67%, 12/08/26 ... 3,827 3,783
L2200437.UP.FTS.B, 17.72%, 12/08/26 ... 2,392 2,358
L2202435.UP.FTS.B, 17.87%, 12/08/26 ... 4,785 4,717
L2206114.UP.FTS.B, 17.92%, 12/08/26 ... 1,914 1,892
L2201870.UP.FTS.B, 17.98%, 12/08/26 ... 2,871 2,831
L2201314.UP.FTS.B, 18.04%, 12/08/26 ... 4,786 4,731
L2203381.UP.FTS.B, 18.04%, 12/08/26 ... 10,051 9,936
L2202238.UP.FTS.B, 18.11%, 12/08/26 ... 12,445 12,302
L2198222.UP.FTS.B, 18.15%, 12/08/26 ... 3,446 3,397
L2200530.UP.FTS.B, 18.44%, 12/08/26 ... 8,619 8,520
L2201131.UP.FTS.B, 18.64%, 12/08/26 ... 4,789 4,721
FW2200514.UP.FTS.B, 18.68%, 12/08/26 . 9,499 9,361
L2202092.UP.FTS.B, 18.74%, 12/08/26 ... 4,790 4,722
L2202316.UP.FTS.B, 18.78%, 12/08/26 ... 2,395 2,361
FW2201324.UP.FTS.B, 18.84%, 12/08/26 . 4,704 4,635
L2203614.UP.FTS.B, 18.9%, 12/08/26 .... 14,361 14,157
FW2203630.UP.FTS.B, 18.91%, 12/08/26 . 9,611 9,487
L2201012.UP.FTS.B, 19.03%, 12/08/26 ... 47,915 47,236
L2202526.UP.FTS.B, 19.03%, 12/08/26 ... 9,583 9,514
FW2204149.UP.FTS.B, 19.13%, 12/08/26 . 4,792 4,724
FW2201703.UP.FTS.B, 19.15%, 12/08/26 . 3,343 3,295
L2171699.UP.FTS.B, 19.26%, 12/08/26 ... 9,585 9,484
FW2201480.UP.FTS.B, 19.28%, 12/08/26 . 6,710 6,634
L2198227.UP.FTS.B, 19.34%, 12/08/26 ... 1,961 527
FW2206855.UP.FTS.B, 19.38%, 12/08/26 . 4,793 4,759
L2204746.UP.FTS.B, 19.38%, 12/08/26 ... 7,661 7,552
L2204805.UP.FTS.B, 19.42%, 12/08/26 ... 10,258 10,113
L2200609.UP.FTS.B, 19.43%, 12/08/26 ... 4,794 4,726
L2194438.UP.FTS.B, 19.48%, 12/08/26 ... 5,796 5,722
L2203054.UP.FTS.B, 19.55%, 12/08/26 ... 14,522 14,404
L2205829.UP.FTS.B, 19.56%, 12/08/26 ... 9,589 9,453
L2203740.UP.FTS.B, 19.62%, 12/08/26 ... 2,299 2,267
L2204012.UP.FTS.B, 19.62%, 12/08/26 ... 2,999 2,969
L2200814.UP.FTS.B, 19.64%, 12/08/26 ... 5,274 5,200
L2201833.UP.FTS.B, 19.78%, 12/08/26 ... 4,793 4,725
L2200534.UP.FTS.B, 19.8%, 12/08/26 .... 7,673 7,565
L2203346.UP.FTS.B, 19.86%, 12/08/26 ... 6,139 6,069
L2203970.UP.FTS.B, 19.89%, 12/08/26 ... 2,110 2,080
L2203336.UP.FTS.B, 19.94%, 12/08/26 ... 3,152 3,107
FW2185665.UP.FTS.B, 20.17%, 12/08/26 . 14,363 14,199
L2200446.UP.FTS.B, 20.19%, 12/08/26 ... 1,056 1,041
FW2202220.UP.FTS.B, 20.45%, 12/08/26 . 19,197 18,995
L2198053.UP.FTS.B, 20.47%, 12/08/26 ... 3,685 2,109
L2200528.UP.FTS.B, 20.47%, 12/08/26 ... 3,360 3,312
L2201790.UP.FTS.B, 20.6%, 12/08/26 .... 2,688 2,650
L2204504.UP.FTS.B, 20.62%, 12/08/26 ... 9,518 9,412
L2200990.UP.FTS.B, 20.63%, 12/08/26 ... 16,320 16,090
L2203837.UP.FTS.B, 20.89%, 12/08/26 ... 11,523 11,402
FW2201941.UP.FTS.B, 20.91%, 12/08/26 . 3,841 3,798
FW2201844.UP.FTS.B, 20.97%, 12/08/26 . 3,755 3,688
L2202584.UP.FTS.B, 20.98%, 12/08/26 ... 7,201 7,100
FW2205623.UP.FTS.B, 21.01%, 12/08/26 . 10,565 10,454
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2202018.UP.FTS.B, 21.02%, 12/08/26 ... $ 7,000 $ 175
FW2203254.UP.FTS.B, 21.1%, 12/08/26 .. 6,724 6,629
L2203340.UP.FTS.B, 21.11%, 12/08/26 ... 4,785 4,734
L2202911.UP.FTS.B, 21.13%, 12/08/26 ... 6,230 6,142
L2197968.UP.FTS.B, 21.14%, 12/08/26 ... 1,333 1,312
L2203189.UP.FTS.B, 21.23%, 12/08/26 ... 17,292 17,049
L2201499.UP.FTS.B, 21.34%, 12/08/26 ... 10,568 10,458
L2203266.UP.FTS.B, 21.37%, 12/08/26 ... 4,804 4,754
L2203685.UP.FTS.B, 21.52%, 12/08/26 ... 3,363 3,328
L2207000.UP.FTS.B, 21.53%, 12/08/26 ... 19,219 18,949
L2206634.UP.FTS.B, 21.58%, 12/08/26 ... 2,114 2,092
L2200366.UP.FTS.B, 21.62%, 12/08/26 ... 14,532 14,389
FW2206963.UP.FTS.B, 21.68%, 12/08/26 . 4,788 4,720
FW2201720.UP.FTS.B, 21.75%, 12/08/26 . 9,612 9,477
L2206461.UP.FTS.B, 21.8%, 12/08/26 .... 3,364 3,329
FW2200309.UP.FTS.B, 21.86%, 12/08/26 . 3,461 3,425
FW2204080.UP.FTS.B, 22.08%, 12/08/26 . 7,115 7,041
L2200826.UP.FTS.B, 22.16%, 12/08/26 ... 9,616 9,516
FW2205781.UP.FTS.B, 22.27%, 12/08/26 . 48,086 47,584
L2204816.UP.FTS.B, 22.27%, 12/08/26 ... 9,325 9,187
FW2202543.UP.FTS.B, 22.46%, 12/08/26 . 1,828 1,802
L2201398.UP.FTS.B, 22.49%, 12/08/26 ... 10,522 10,372
L2200624.UP.FTS.B, 22.5%, 12/08/26 .... 1,924 1,897
L2169853.UP.FTS.B, 22.52%, 12/08/26 ... 4,810 4,760
L2201593.UP.FTS.B, 22.58%, 12/08/26 ... 9,620 9,520
L2200637.UP.FTS.B, 22.65%, 12/08/26 ... 12,507 12,377
L2204327.UP.FTS.B, 22.78%, 12/08/26 ... 7,505 7,427
L2201738.UP.FTS.B, 22.82%, 12/08/26 ... 14,565 14,425
L2205746.UP.FTS.B, 22.84%, 12/08/26 ... 1,263 751
FW2202576.UP.FTS.B, 22.89%, 12/08/26 . 7,699 7,619
L2201275.UP.FTS.B, 22.92%, 12/08/26 ... 3,850 3,810
L2203293.UP.FTS.B, 22.93%, 12/08/26 ... 1,636 1,613
FW2203667.UP.FTS.B, 23.01%, 12/08/26 . 14,437 14,287
L2204605.UP.FTS.B, 23.02%, 12/08/26 ... 4,812 4,762
L2202315.UP.FTS.B, 23.12%, 12/08/26 ... 3,781 3,740
FW2201818.UP.FTS.B, 23.31%, 12/08/26 . 2,888 2,858
FW2156213.UP.FTS.B, 23.43%, 12/08/26 . 9,108 4,809
L2203120.UP.FTS.B, 23.47%, 12/08/26 ... 4,815 4,765
FW2206671.UP.FTS.B, 23.5%, 12/08/26 .. 2,407 2,382
L2201018.UP.FTS.B, 23.52%, 12/08/26 ... 4,815 4,765
L2204624.UP.FTS.B, 23.54%, 12/08/26 ... 19,260 19,060
L2203557.UP.FTS.B, 23.55%, 12/08/26 ... 1,641 1,620
L2204118.UP.FTS.B, 23.56%, 12/08/26 ... 16,446 16,283
L2200929.UP.FTS.B, 23.61%, 12/08/26 ... 2,408 2,384
L2205223.UP.FTS.B, 23.62%, 12/08/26 ... 4,815 4,765
L2200784.UP.FTS.B, 23.63%, 12/08/26 ... 9,624 9,524
L2197277.UP.FTS.B, 23.68%, 12/08/26 ... 6,260 6,195
L2200754.UP.FTS.B, 23.68%, 12/08/26 ... 24,304 14,460
L2197979.UP.FTS.B, 23.7%, 12/08/26 .... 3,853 3,813
L2205882.UP.FTS.B, 23.83%, 12/08/26 ... 2,890 2,858
FW2205649.UP.FTS.B, 23.84%, 12/08/26 . 3,597 3,563
L2204897.UP.FTS.B, 23.87%, 12/08/26 ... 25,708 25,417
FW2200085.UP.FTS.B, 23.88%, 12/08/26 . 2,890 2,860
L2200698.UP.FTS.B, 24.01%, 12/08/26 ... 4,326 2,579
L2169986.UP.FTS.B, 24.03%, 12/08/26 ... 14,452 14,302
FW2202739.UP.FTS.B, 24.09%, 12/08/26 . 2,312 2,288
L2205789.UP.FTS.B, 24.11%, 12/08/26 ... 5,781 5,721
L2205964.UP.FTS.B, 24.11%, 12/08/26 ... 2,698 2,670

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
192
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2200886.UP.FTS.B, 24.19%, 12/08/26 ... $ 4,842 $ 4,782
FW2200940.UP.FTS.B, 24.2%, 12/08/26 .. 1,240 1,222
L2189439.UP.FTS.B, 24.32%, 12/08/26 ... 1,000 14
L2203589.UP.FTS.B, 24.35%, 12/08/26 ... 4,764 4,713
L2201603.UP.FTS.B, 24.38%, 12/08/26 ... 4,819 4,769
L2199578.UP.FTS.B, 24.39%, 12/08/26 ... 1,542 1,521
FW2201153.UP.FTS.B, 24.4%, 12/08/26 .. 13,959 13,824
FW2206202.UP.FTS.B, 24.48%, 12/08/26 . 1,928 1,908
L2204440.UP.FTS.B, 24.51%, 12/08/26 ... 1,157 1,145
L2203333.UP.FTS.B, 24.53%, 12/08/26 ... 2,699 2,671
L2200752.UP.FTS.B, 24.63%, 12/08/26 ... 964 954
FW2202542.UP.FTS.B, 24.64%, 12/08/26 . 4,313 4,267
FW2200668.UP.FTS.B, 24.66%, 12/08/26 . 12,051 11,927
L2201796.UP.FTS.B, 24.67%, 12/08/26 ... 9,641 9,541
L2205328.UP.FTS.B, 24.68%, 12/08/26 ... 1,917 1,897
FW2198942.UP.FTS.B, 24.77%, 12/08/26 . 18,518 18,354
L2200911.UP.FTS.B, 24.82%, 12/08/26 ... 4,821 4,771
L2205953.UP.FTS.B, 24.83%, 12/08/26 ... 3,069 3,014
FW2200947.UP.FTS.B, 24.84%, 12/08/26 . 4,339 4,294
L2201876.UP.FTS.B, 24.84%, 12/08/26 ... 1,061 1,050
L2205138.UP.FTS.B, 24.86%, 12/08/26 ... 3,333 3,293
L2204697.UP.FTS.B, 24.89%, 12/08/26 ... 19,286 19,087
L2198801.UP.FTS.B, 24.91%, 12/08/26 ... 2,893 2,863
L2200418.UP.FTS.B, 24.91%, 12/08/26 ... 7,420 7,317
L2201388.UP.FTS.B, 24.93%, 12/08/26 ... 2,893 2,863
L2201658.UP.FTS.B, 24.93%, 12/08/26 ... 1,254 1,236
L2200868.UP.FTS.B, 24.96%, 12/08/26 ... 2,700 2,672
L2205812.UP.FTS.B, 24.97%, 12/08/26 ... 3,413 3,383
L2206379.UP.FTS.B, 24.97%, 12/08/26 ... 6,544 6,469
L2201301.UP.FTS.B, 25.03%, 12/08/26 ... 4,237 4,193
L2203217.UP.FTS.B, 25.16%, 12/08/26 ... 1,061 1,050
L2202329.UP.FTS.B, 25.17%, 12/08/26 ... 2,400 2,373
L2198735.UP.FTS.B, 25.18%, 12/08/26 ... 6,795 6,722
L2203757.UP.FTS.B, 25.2%, 12/08/26 .... 2,758 2,724
L2205039.UP.FTS.B, 25.2%, 12/08/26 .... 3,280 3,235
L2202422.UP.FTS.B, 25.21%, 12/08/26 ... 3,452 3,412
L2204008.UP.FTS.B, 25.21%, 12/08/26 ... 4,823 4,773
L2201763.UP.FTS.B, 25.22%, 12/08/26 ... 6,656 6,582
L2203014.UP.FTS.B, 25.25%, 12/08/26 ... 4,823 4,773
L2203187.UP.FTS.B, 25.25%, 12/08/26 ... 3,762 3,723
L2203545.UP.FTS.B, 25.27%, 12/08/26 ... 1,737 1,719
L2201547.UP.FTS.B, 25.28%, 12/08/26 ... 2,412 2,387
L2205603.UP.FTS.B, 25.29%, 12/08/26 ... 6,851 6,766
L2204236.UP.FTS.B, 25.3%, 12/08/26 .... 6,020 5,955
L2205000.UP.FTS.B, 25.31%, 12/08/26 ... 973 964
L2203159.UP.FTS.B, 25.32%, 12/08/26 ... 14,655 14,443
L2202447.UP.FTS.B, 25.34%, 12/08/26 ... 1,944 1,926
L2201267.UP.FTS.B, 25.35%, 12/08/26 ... 1,167 1,156
L2207019.UP.FTS.B, 25.36%, 12/08/26 ... 1,636 1,615
L2203473.UP.FTS.B, 25.37%, 12/08/26 ... 2,136 2,110
L2206798.UP.FTS.B, 25.37%, 12/08/26 ... 3,279 3,246
L2204385.UP.FTS.B, 25.38%, 12/08/26 ... 1,158 1,146
L2204638.UP.FTS.B, 25.39%, 12/08/26 ... 3,088 3,056
L2201233.UP.FTS.B, 25.4%, 12/08/26 .... 3,203 1,843
L2203646.UP.FTS.B, 25.41%, 12/08/26 ... 1,061 1,047
L2204272.UP.FTS.B, 25.42%, 12/08/26 ... 1,575 1,556
L2201606.UP.FTS.B, 25.43%, 12/08/26 ... 2,605 2,578
L2200684.UP.FTS.B, 25.47%, 12/08/26 ... 4,535 4,488
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2201578.UP.FTS.B, 25.47%, 12/08/26 ... $ 19,900 $ 11,870
L2200539.UP.FTS.B, 25.48%, 12/08/26 ... 5,210 5,157
L2202562.UP.FTS.B, 25.48%, 12/08/26 ... 1,178 703
L2200596.UP.FTS.B, 25.49%, 12/08/26 ... 10,035 9,931
L2174737.UP.FTS.B, 25.5%, 12/08/26 .... 7,044 6,971
L2202382.UP.FTS.B, 25.5%, 12/08/26 .... 1,737 1,719
L2205914.UP.FTS.B, 25.51%, 12/08/26 ... 2,075 1,239
FW2201944.UP.FTS.B, 25.52%, 12/08/26 . 4,825 4,775
L2204469.UP.FTS.B, 25.55%, 12/08/26 ... 2,991 2,960
L2202660.UP.FTS.B, 25.56%, 12/08/26 ... 5,850 5,799
FW2205017.UP.FTS.B, 25.6%, 12/08/26 .. 8,685 8,595
L2204916.UP.FTS.B, 25.63%, 12/08/26 ... 9,650 9,551
L2206619.UP.FTS.B, 25.63%, 12/08/26 ... 7,238 7,163
FW2202148.UP.FTS.B, 25.64%, 12/08/26 . 2,413 2,388
L2201626.UP.FTS.B, 25.65%, 12/08/26 ... 6,176 6,113
L2201840.UP.FTS.B, 25.74%, 12/08/26 ... 31,409 31,076
FW2203682.UP.FTS.B, 25.75%, 12/08/26 . 1,544 1,528
L2204844.UP.FTS.B, 25.75%, 12/08/26 ... 2,992 2,961
FW2202207.UP.FTS.B, 25.82%, 12/08/26 . 10,319 10,213
L2206615.UP.FTS.B, 25.87%, 12/08/26 ... 13,803 13,661
FW2201315.UP.FTS.B, 25.9%, 12/08/26 .. 9,653 9,553
FW2202260.UP.FTS.B, 25.91%, 12/08/26 . 1,159 1,147
L2200110.UP.FTS.B, 25.93%, 12/08/26 ... 7,240 7,165
L2205529.UP.FTS.B, 25.96%, 12/08/26 ... 6,757 6,688
FW2202648.UP.FTS.B, 26.05%, 12/08/26 . 7,719 7,639
L2200501.UP.FTS.B, 26.06%, 12/08/26 ... 2,124 2,102
L2206165.UP.FTS.B, 26.19%, 12/08/26 ... 7,401 7,322
FW2205423.UP.FTS.B, 26.22%, 12/08/26 . 5,793 5,734
L2201160.UP.FTS.B, 26.24%, 12/08/26 ... 4,574 4,521
L2205662.UP.FTS.B, 26.26%, 12/08/26 ... 7,821 7,741
FW2201661.UP.FTS.B, 26.35%, 12/08/26 . 14,485 14,337
FW2204619.UP.FTS.B, 26.36%, 12/08/26 . 2,414 2,389
L2200760.UP.FTS.B, 26.49%, 12/08/26 ... 10,624 10,515
L2203179.UP.FTS.B, 26.54%, 12/08/26 ... 3,863 3,824
L2206371.UP.FTS.B, 26.6%, 12/08/26 .... 2,435 2,412
FW2201816.UP.FTS.B, 26.65%, 12/08/26 . 4,415 4,368
L2200890.UP.FTS.B, 26.66%, 12/08/26 ... 4,400 1,274
L2203211.UP.FTS.B, 26.69%, 12/08/26 ... 10,393 10,293
FW2205293.UP.FTS.B, 26.73%, 12/08/26 . 3,864 3,825
FW2202426.UP.FTS.B, 26.77%, 12/08/26 . 8,000 39
FW2205905.UP.FTS.B, 26.96%, 12/08/26 . 1,933 1,913
FW2205802.UP.FTS.B, 27%, 12/08/26 ... 3,412 3,380
FW2205878.UP.FTS.B, 27.25%, 12/08/26 . 1,933 1,913
FW2206543.UP.FTS.B, 27.33%, 12/08/26 . 29,241 17,456
FW2200840.UP.FTS.B, 27.39%, 12/08/26 . 8,120 8,037
FW2205131.UP.FTS.B, 27.64%, 12/08/26 . 2,997 2,967
FW2202637.UP.FTS.B, 27.67%, 12/08/26 . 10,636 10,527
FW2204516.UP.FTS.B, 27.99%, 12/08/26 . 4,800 4,749
FW2205704.UP.FTS.B, 28.05%, 12/08/26 . 4,836 4,787
FW2206331.UP.FTS.B, 28.09%, 12/08/26 . 10,156 10,053
FW2206860.UP.FTS.B, 28.2%, 12/08/26 .. 3,386 3,351
FW2205370.UP.FTS.B, 28.26%, 12/08/26 . 6,381 3,815
FW2200263.UP.FTS.B, 28.29%, 12/08/26 . 17,414 17,237
FW2202084.UP.FTS.B, 28.33%, 12/08/26 . 1,451 1,436
FW2205052.UP.FTS.B, 28.38%, 12/08/26 . 24,421 3,533
FW2206080.UP.FTS.B, 28.43%, 12/08/26 . 3,387 3,352
FW2205751.UP.FTS.B, 28.59%, 12/08/26 . 1,161 1,149
FW2199479.UP.FTS.B, 28.66%, 12/08/26 . 14,517 14,369

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
193
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2196644.UP.FTS.B, 28.68%, 12/08/26 . $ 3,401 $ 3,369
FW2202805.UP.FTS.B, 28.71%, 12/08/26 . 2,517 2,491
FW2202420.UP.FTS.B, 28.72%, 12/08/26 . 4,705 4,650
FW2203128.UP.FTS.B, 28.72%, 12/08/26 . 965 955
FW2203565.UP.FTS.B, 28.72%, 12/08/26 . 8,200 2,530
FW2201764.UP.FTS.B, 28.73%, 12/08/26 . 8,781 5,248
FW2200463.UP.FTS.B, 28.91%, 12/08/26 . 1,162 1,150
FW2206016.UP.FTS.B, 28.92%, 12/08/26 . 4,066 4,024
FW2205304.UP.FTS.B, 28.97%, 12/08/26 . 1,971 571
FW2201925.UP.FTS.B, 29.05%, 12/08/26 . 1,273 1,257
FW2206246.UP.FTS.B, 29.1%, 12/08/26 .. 20,000 455
FW2200712.UP.FTS.B, 29.25%, 12/08/26 . 2,905 2,875
FW2195267.UP.FTS.B, 29.27%, 12/08/26 . 7,165 7,093
FW2205727.UP.FTS.B, 29.33%, 12/08/26 . 10,670 10,566
FW2204212.UP.FTS.B, 29.48%, 12/08/26 . 15,786 15,627
FW2202312.UP.FTS.B, 29.54%, 12/08/26 . 6,780 6,711
FW2203404.UP.FTS.B, 29.65%, 12/08/26 . 1,932 1,913
FW2201641.UP.FTS.B, 29.67%, 12/08/26 . 7,943 7,863
FW2200817.UP.FTS.B, 29.72%, 12/08/26 . 6,297 6,233
FW2206862.UP.FTS.B, 29.87%, 12/08/26 . 4,650 4,603
FW2202455.UP.FTS.B, 29.91%, 12/08/26 . 3,038 1,819
FW2200914.UP.FTS.B, 29.96%, 12/08/26 . 17,247 16,999
FW2199020.UP.FTS.B, 29.97%, 12/08/26 . 9,303 9,209
FW2204135.UP.FTS.B, 30.05%, 12/08/26 . 4,845 4,796
FW2206271.UP.FTS.B, 30.18%, 12/08/26 . 7,753 7,674
FW2202975.UP.FTS.B, 30.2%, 12/08/26 .. 3,295 3,262
FW2201513.UP.FTS.B, 30.22%, 12/08/26 . 1,647 1,631
FW2205595.UP.FTS.B, 30.3%, 12/08/26 .. 4,071 4,030
FW2204427.UP.FTS.B, 30.34%, 12/08/26 . 7,754 7,676
FW2203423.UP.FTS.B, 30.49%, 12/08/26 . 969 960
FW2201341.UP.FTS.B, 30.5%, 12/08/26 .. 9,694 9,596
FW2204255.UP.FTS.B, 30.54%, 12/08/26 . 1,551 1,535
FW2202866.UP.FTS.B, 30.6%, 12/08/26 .. 1,066 1,056
FW2204565.UP.FTS.B, 30.62%, 12/08/26 . 5,296 5,240
FW2205951.UP.FTS.B, 30.74%, 12/08/26 . 48,569 48,100
FW2200422.UP.FTS.B, 30.75%, 12/08/26 . 6,787 6,719
FW2200654.UP.FTS.B, 30.75%, 12/08/26 . 3,316 3,285
FW2206664.UP.FTS.B, 30.81%, 12/08/26 . 778 765
FW2203485.UP.FTS.B, 30.82%, 12/08/26 . 1,505 1,481
FW2199475.UP.FTS.B, 30.86%, 12/08/26 . 3,946 1,143
FW2205386.UP.FTS.B, 30.87%, 12/08/26 . 9,520 9,415
FW2197539.UP.FTS.B, 30.89%, 12/08/26 . 5,818 5,760
FW2200519.UP.FTS.B, 30.9%, 12/08/26 .. 1,673 484
FW2200882.UP.FTS.B, 30.9%, 12/08/26 .. 1,270 761
FW2201735.UP.FTS.B, 30.95%, 12/08/26 . 1,164 1,152
FW2200744.UP.FTS.B, 30.97%, 12/08/26 . 4,787 2,867
FW2202156.UP.FTS.B, 31.02%, 12/08/26 . 1,164 1,152
FW2201142.UP.FTS.B, 31.05%, 12/08/26 . 970 960
FW2202450.UP.FTS.B, 31.05%, 12/08/26 . 2,664 775
FW2201216.UP.FTS.B, 31.06%, 12/08/26 . 2,466 1,482
FW2202624.UP.FTS.B, 31.06%, 12/08/26 . 2,231 2,208
FW2203290.UP.FTS.B, 31.07%, 12/08/26 . 1,358 1,344
FW2206683.UP.FTS.B, 31.07%, 12/08/26 . 2,023 2,002
FW2201843.UP.FTS.B, 31.08%, 12/08/26 . 1,649 1,632
FW2205002.UP.FTS.B, 31.08%, 12/08/26 . 3,007 2,976
FW2202334.UP.FTS.B, 31.12%, 12/08/26 . 3,492 3,457
FW2200524.UP.FTS.B, 31.14%, 12/08/26 . 6,633 6,555
FW2200460.UP.FTS.B, 31.17%, 12/08/26 . 748 736
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2201347.UP.FTS.B, 31.17%, 12/08/26 . $ 2,433 $ 2,405
FW2199311.UP.FTS.B, 31.18%, 12/08/26 . 1,358 1,344
FW2205181.UP.FTS.B, 31.19%, 12/08/26 . 2,037 2,016
FW2200444.UP.FTS.B, 31.21%, 12/08/26 . 3,790 3,753
FW2201322.UP.FTS.B, 31.21%, 12/08/26 . 2,649 2,626
FW2202038.UP.FTS.B, 31.21%, 12/08/26 . 8,824 2,554
FW2203796.UP.FTS.B, 31.21%, 12/08/26 . 6,261 6,195
FW2199452.UP.FTS.B, 31.24%, 12/08/26 . 970 960
FW2201772.UP.FTS.B, 31.27%, 12/08/26 . 5,335 5,281
FW2140186.UP.FTS.B, 31.28%, 12/08/26 . 4,397 2,634
FW2200618.UP.FTS.B, 31.33%, 12/08/26 . 1,444 416
FW2203252.UP.FTS.B, 31.37%, 12/08/26 . 3,511 3,470
FW2203711.UP.FTS.B, 31.37%, 12/08/26 . 9,313 9,219
FW2202425.UP.FTS.B, 31.38%, 12/08/26 . 3,395 3,361
FW2200697.UP.FTS.B, 31.46%, 12/08/26 . 3,376 3,341
FW2201710.UP.FTS.B, 31.5%, 12/08/26 .. 4,851 4,802
FW2199126.UP.FTS.B, 31.54%, 12/08/26 . 6,015 5,955
FW2202345.UP.FTS.B, 31.56%, 12/08/26 . 4,075 4,034
FW2201498.UP.FTS.B, 31.9%, 12/08/26 .. 6,114 6,053
FW2203562.UP.FTS.B, 32.34%, 12/08/26 . 5,825 5,767
FW2200977.UP.FTS.B, 32.46%, 12/08/26 . 5,378 3,225
FW2411209.UP.FTS.B, 5.24%, 1/11/27 ... 19,116 19,066
L2411009.UP.FTS.B, 5.26%, 1/11/27 ..... 33,453 33,365
FW2411871.UP.FTS.B, 5.28%, 1/11/27 ... 15,389 15,349
L2413473.UP.FTS.B, 5.35%, 1/11/27 ..... 10,510 10,483
FW2412321.UP.FTS.B, 5.36%, 1/11/27 ... 47,796 47,670
L2411377.UP.FTS.B, 5.48%, 1/11/27 ..... 4,000 536
L2408655.UP.FTS.B, 5.7%, 1/11/27 ...... 20,177 20,124
L2409091.UP.FTS.B, 5.78%, 1/11/27 ..... 2,104 2,098
L2402399.UP.FTS.B, 6.09%, 1/11/27 ..... 25,926 25,858
FW2408524.UP.FTS.B, 6.18%, 1/11/27 ... 10,333 10,306
L2413519.UP.FTS.B, 6.19%, 1/11/27 ..... 23,919 23,857
FW2411884.UP.FTS.B, 6.2%, 1/11/27 .... 23,920 23,857
L2411685.UP.FTS.B, 7.25%, 1/11/27 ..... 14,368 14,301
L2411160.UP.FTS.B, 7.26%, 1/11/27 ..... 14,368 14,331
FW2406810.UP.FTS.B, 7.3%, 1/11/27 .... 6,092 6,075
L2410292.UP.FTS.B, 7.3%, 1/11/27 ...... 4,016 3,998
L2411745.UP.FTS.B, 7.47%, 1/11/27 ..... 6,707 6,676
L2408178.UP.FTS.B, 7.59%, 1/11/27 ..... 19,164 19,076
L2408660.UP.FTS.B, 7.61%, 1/11/27 ..... 6,612 6,581
L2412468.UP.FTS.B, 7.67%, 1/11/27 ..... 41,207 41,017
L2407212.UP.FTS.B, 7.8%, 1/11/27 ...... 17,443 17,363
L2412785.UP.FTS.B, 7.81%, 1/11/27 ..... 1,917 1,908
L2412559.UP.FTS.B, 7.83%, 1/11/27 ..... 4,862 4,838
L2408557.UP.FTS.B, 7.86%, 1/11/27 ..... 4,792 4,770
L2407811.UP.FTS.B, 7.94%, 1/11/27 ..... 7,669 7,633
L2412462.UP.FTS.B, 7.99%, 1/11/27 ..... 3,355 3,340
L2412874.UP.FTS.B, 8.03%, 1/11/27 ..... 6,568 6,536
L2413039.UP.FTS.B, 8.03%, 1/11/27 ..... 14,380 14,314
L2412920.UP.FTS.B, 8.25%, 1/11/27 ..... 14,383 14,317
FW2407114.UP.FTS.B, 8.36%, 1/11/27 ... 11,508 11,455
L2412901.UP.FTS.B, 8.44%, 1/11/27 ..... 14,093 14,025
L2410004.UP.FTS.B, 8.45%, 1/11/27 ..... 9,207 9,165
L2410102.UP.FTS.B, 8.56%, 1/11/27 ..... 3,357 3,342
L2410384.UP.FTS.B, 8.56%, 1/11/27 ..... 20,718 20,623
FW2413850.UP.FTS.B, 8.58%, 1/11/27 ... 10,263 10,216
L2413727.UP.FTS.B, 8.61%, 1/11/27 ..... 4,125 4,106
L2409419.UP.FTS.B, 8.66%, 1/11/27 ..... 9,593 9,549

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
194
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2412142.UP.FTS.B, 8.74%, 1/11/27 ..... $ 16,213 $ 16,139
FW2410081.UP.FTS.B, 8.78%, 1/11/27 ... 17,269 17,190
L2413256.UP.FTS.B, 8.78%, 1/11/27 ..... 17,269 17,190
FW2413835.UP.FTS.B, 8.81%, 1/11/27 ... 10,554 10,505
FW2409381.UP.FTS.B, 8.85%, 1/11/27 ... 4,318 4,298
L2407187.UP.FTS.B, 8.85%, 1/11/27 ..... 4,759 4,736
L2413316.UP.FTS.B, 8.98%, 1/11/27 ..... 11,550 11,505
FW2411415.UP.FTS.B, 9.04%, 1/11/27 ... 6,614 6,583
FW2413111.UP.FTS.B, 9.07%, 1/11/27 ... 7,657 7,622
FW2411385.UP.FTS.B, 9.23%, 1/11/27 ... 8,639 8,599
L2405469.UP.FTS.B, 9.26%, 1/11/27 ..... 7,644 7,608
L2411758.UP.FTS.B, 9.34%, 1/11/27 ..... 1,247 1,241
FW2413046.UP.FTS.B, 9.47%, 1/11/27 ... 6,943 6,908
L2408994.UP.FTS.B, 9.47%, 1/11/27 ..... 7,201 7,168
L2410685.UP.FTS.B, 9.48%, 1/11/27 ..... 8,668 8,635
L2408154.UP.FTS.B, 9.67%, 1/11/27 ..... 13,948 13,894
L2412775.UP.FTS.B, 9.82%, 1/11/27 ..... 23,796 23,625
FW2406985.UP.FTS.B, 9.83%, 1/11/27 ... 2,881 2,868
L2412433.UP.FTS.B, 9.93%, 1/11/27 ..... 8,165 8,107
L2404630.UP.FTS.B, 10.03%, 1/11/27 .... 48,031 47,811
L2407014.UP.FTS.B, 10.08%, 1/11/27 .... 10,465 2,535
L2411759.UP.FTS.B, 10.11%, 1/11/27 .... 21,073 20,975
L2411458.UP.FTS.B, 10.12%, 1/11/27 .... 2,114 2,104
L2411928.UP.FTS.B, 10.18%, 1/11/27 .... 4,804 4,770
L2408600.UP.FTS.B, 10.21%, 1/11/27 .... 4,122 4,092
L2411339.UP.FTS.B, 10.23%, 1/11/27 .... 14,412 14,346
L2408318.UP.FTS.B, 10.27%, 1/11/27 .... 3,843 3,816
FW2412294.UP.FTS.B, 10.3%, 1/11/27 ... 4,804 4,771
L2412184.UP.FTS.B, 10.32%, 1/11/27 .... 2,883 2,862
L2413945.UP.FTS.B, 10.53%, 1/11/27 .... 21,144 20,995
FW2410236.UP.FTS.B, 10.56%, 1/11/27 .. 2,980 2,959
FW2411320.UP.FTS.B, 10.63%, 1/11/27 .. 4,185 2,182
L2411092.UP.FTS.B, 10.65%, 1/11/27 .... 9,132 9,067
L2411410.UP.FTS.B, 10.67%, 1/11/27 .... 283 281
L2411539.UP.FTS.B, 10.75%, 1/11/27 .... 5,925 1,485
L2411021.UP.FTS.B, 10.83%, 1/11/27 .... 7,667 7,631
FW2412113.UP.FTS.B, 10.85%, 1/11/27 .. 24,035 23,866
L2411940.UP.FTS.B, 10.86%, 1/11/27 .... 2,115 2,100
L2409581.UP.FTS.B, 10.9%, 1/11/27 ..... 9,614 9,547
L2411297.UP.FTS.B, 10.9%, 1/11/27 ..... 8,557 8,497
L2413322.UP.FTS.B, 10.93%, 1/11/27 .... 10,192 10,120
L2409346.UP.FTS.B, 10.95%, 1/11/27 .... 14,423 14,321
L2413229.UP.FTS.B, 11.26%, 1/11/27 .... 17,273 17,150
L2406699.UP.FTS.B, 11.27%, 1/11/27 .... 4,328 4,298
L2410736.UP.FTS.B, 11.27%, 1/11/27 .... 10,231 5,333
L2407799.UP.FTS.B, 11.35%, 1/11/27 .... 11,543 11,461
FW2413104.UP.FTS.B, 11.4%, 1/11/27 ... 11,543 11,462
FW2409223.UP.FTS.B, 11.43%, 1/11/27 .. 2,020 2,006
L2410182.UP.FTS.B, 11.47%, 1/11/27 .... 16,123 16,025
L2411571.UP.FTS.B, 11.47%, 1/11/27 .... 7,515 7,460
L2413044.UP.FTS.B, 11.78%, 1/11/27 .... 7,698 7,644
L2410361.UP.FTS.B, 11.82%, 1/11/27 .... 10,585 10,511
FW2408471.UP.FTS.B, 11.94%, 1/11/27 .. 5,775 5,734
L2405206.UP.FTS.B, 12.1%, 1/11/27 ..... 23,159 23,019
L2413627.UP.FTS.B, 12.33%, 1/11/27 .... 28,884 28,681
L2408806.UP.FTS.B, 12.4%, 1/11/27 ..... 33,700 33,463
FW2409917.UP.FTS.B, 12.52%, 1/11/27 .. 6,163 6,120
L2370107.UP.FTS.B, 12.85%, 1/11/27 .... 4,720 4,687
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2412100.UP.FTS.B, 13.07%, 1/11/27 .... $ 6,269 $ 6,231
L2409206.UP.FTS.B, 13.1%, 1/11/27 ..... 3,850 3,822
L2413356.UP.FTS.B, 13.4%, 1/11/27 ..... 7,752 7,706
L2411596.UP.FTS.B, 13.42%, 1/11/27 .... 4,808 4,774
L2411372.UP.FTS.B, 13.45%, 1/11/27 .... 5,783 5,742
FW2412293.UP.FTS.B, 13.57%, 1/11/27 .. 5,098 5,062
FW2411936.UP.FTS.B, 13.61%, 1/11/27 .. 7,422 7,370
FW2412839.UP.FTS.B, 13.8%, 1/11/27 ... 10,316 10,244
FW2407206.UP.FTS.B, 13.82%, 1/11/27 .. 5,785 5,744
FW2410061.UP.FTS.B, 13.89%, 1/11/27 .. 19,284 19,148
L2412994.UP.FTS.B, 13.93%, 1/11/27 .... 4,012 3,975
L2412970.UP.FTS.B, 14.15%, 1/11/27 .... 28,933 28,730
L2409821.UP.FTS.B, 14.42%, 1/11/27 .... 5,209 5,173
L2410324.UP.FTS.B, 14.46%, 1/11/27 .... 18,522 18,392
L2405215.UP.FTS.B, 14.48%, 1/11/27 .... 28,655 28,449
L2408774.UP.FTS.B, 14.55%, 1/11/27 .... 3,859 3,819
FW2412832.UP.FTS.B, 14.73%, 1/11/27 .. 5,818 5,784
L2410681.UP.FTS.B, 14.74%, 1/11/27 .... 2,412 2,395
L2408843.UP.FTS.B, 14.84%, 1/11/27 .... 2,965 2,943
L2408771.UP.FTS.B, 14.9%, 1/11/27 ..... 8,000 1,086
L2407539.UP.FTS.B, 14.97%, 1/11/27 .... 11,582 11,500
L2412759.UP.FTS.B, 15.38%, 1/11/27 .... 5,793 5,732
L2412202.UP.FTS.B, 15.67%, 1/11/27 .... 5,795 5,754
FW2409433.UP.FTS.B, 15.77%, 1/11/27 .. 24,147 23,977
L2410725.UP.FTS.B, 15.84%, 1/11/27 .... 18,953 18,814
L2413295.UP.FTS.B, 15.96%, 1/11/27 .... 6,279 6,213
L2408436.UP.FTS.B, 15.99%, 1/11/27 .... 38,642 38,237
FW2412862.UP.FTS.B, 16.01%, 1/11/27 .. 9,854 9,785
L2379748.UP.FTS.B, 16.06%, 1/11/27 .... 4,251 4,206
L2410414.UP.FTS.B, 16.07%, 1/11/27 .... 4,808 4,757
L2413878.UP.FTS.B, 16.28%, 1/11/27 .... 10,581 10,505
L2413797.UP.FTS.B, 16.41%, 1/11/27 .... 9,632 9,530
L2412207.UP.FTS.B, 16.44%, 1/11/27 .... 1,740 1,721
FW2411990.UP.FTS.B, 16.5%, 1/11/27 ... 19,329 19,127
FW2407061.UP.FTS.B, 16.61%, 1/11/27 .. 15,577 15,440
L2406986.UP.FTS.B, 16.62%, 1/11/27 .... 4,833 4,782
L2412621.UP.FTS.B, 16.62%, 1/11/27 .... 3,866 3,826
L2407022.UP.FTS.B, 16.96%, 1/11/27 .... 4,834 4,784
L2409264.UP.FTS.B, 16.99%, 1/11/27 .... 9,669 9,568
FW2411635.UP.FTS.B, 17.05%, 1/11/27 .. 4,931 4,868
FW2412497.UP.FTS.B, 17.05%, 1/11/27 .. 9,669 9,568
L2412903.UP.FTS.B, 17.31%, 1/11/27 .... 1,451 1,441
FW2407434.UP.FTS.B, 17.34%, 1/11/27 .. 19,344 19,208
FW2407072.UP.FTS.B, 17.38%, 1/11/27 .. 4,836 4,802
L2411840.UP.FTS.B, 17.48%, 1/11/27 .... 27,761 27,566
FW2410259.UP.FTS.B, 17.51%, 1/11/27 .. 10,026 9,946
L2406982.UP.FTS.B, 17.53%, 1/11/27 .... 8,803 8,690
L2412808.UP.FTS.B, 17.54%, 1/11/27 .... 9,674 9,572
L2410494.UP.FTS.B, 17.56%, 1/11/27 .... 19,347 19,145
FW2411466.UP.FTS.B, 17.75%, 1/11/27 .. 1,935 1,915
L2407285.UP.FTS.B, 17.96%, 1/11/27 .... 4,838 4,777
FW2407640.UP.FTS.B, 18.05%, 1/11/27 .. 10,645 10,571
FW2407472.UP.FTS.B, 18.08%, 1/11/27 .. 25,163 24,986
L2410765.UP.FTS.B, 18.19%, 1/11/27 .... 7,221 7,143
L2410306.UP.FTS.B, 18.23%, 1/11/27 .... 6,775 6,728
FW2413451.UP.FTS.B, 18.29%, 1/11/27 .. 2,420 2,389
L2412214.UP.FTS.B, 18.34%, 1/11/27 .... 2,848 2,827
L2412796.UP.FTS.B, 18.35%, 1/11/27 .... 6,292 6,211

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
195
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2407240.UP.FTS.B, 18.45%, 1/11/27 .... $ 9,681 $ 9,557
L2413233.UP.FTS.B, 18.45%, 1/11/27 .... 2,420 2,395
L2412345.UP.FTS.B, 18.51%, 1/11/27 .... 3,278 3,235
L2406617.UP.FTS.B, 18.6%, 1/11/27 ..... 1,936 1,912
L2413035.UP.FTS.B, 18.66%, 1/11/27 .... 2,911 2,879
FW2406958.UP.FTS.B, 18.83%, 1/11/27 .. 2,421 2,396
L2407160.UP.FTS.B, 18.83%, 1/11/27 .... 16,947 16,769
FW2406995.UP.FTS.B, 18.92%, 1/11/27 .. 12,357 12,221
L2409397.UP.FTS.B, 18.93%, 1/11/27 .... 7,748 7,667
L2413429.UP.FTS.B, 19.09%, 1/11/27 .... 933 926
L2407535.UP.FTS.B, 19.16%, 1/11/27 .... 5,231 5,176
L2412374.UP.FTS.B, 19.25%, 1/11/27 .... 11,625 11,510
L2407687.UP.FTS.B, 19.39%, 1/11/27 .... 1,380 1,368
L2413002.UP.FTS.B, 19.57%, 1/11/27 .... 4,264 4,209
L2410320.UP.FTS.B, 19.7%, 1/11/27 ..... 9,497 9,403
L2407259.UP.FTS.B, 19.81%, 1/11/27 .... 8,610 8,499
FW2410395.UP.FTS.B, 20.34%, 1/11/27 .. 4,848 4,786
FW2404586.UP.FTS.B, 20.36%, 1/11/27 .. 14,691 8,419
FW2412607.UP.FTS.B, 20.39%, 1/11/27 .. 4,654 4,608
L2411820.UP.FTS.B, 20.47%, 1/11/27 .... 2,000 585
FW2410858.UP.FTS.B, 20.48%, 1/11/27 .. 2,142 2,123
L2395966.UP.FTS.B, 20.59%, 1/11/27 .... 15,905 15,747
FW2412890.UP.FTS.B, 20.68%, 1/11/27 .. 9,699 9,602
FW2410350.UP.FTS.B, 20.75%, 1/11/27 .. 9,699 9,603
L2406944.UP.FTS.B, 20.79%, 1/11/27 .... 10,313 10,218
FW2411255.UP.FTS.B, 20.89%, 1/11/27 .. 4,365 4,322
L2402977.UP.FTS.B, 20.95%, 1/11/27 .... 1,953 1,935
L2407644.UP.FTS.B, 21.08%, 1/11/27 .... 3,881 3,842
FW2409292.UP.FTS.B, 21.09%, 1/11/27 .. 24,254 23,943
L2412421.UP.FTS.B, 21.23%, 1/11/27 .... 2,620 2,594
L2406830.UP.FTS.B, 21.4%, 1/11/27 ..... 17,467 17,243
L2378661.UP.FTS.B, 21.43%, 1/11/27 .... 2,426 2,401
L2410708.UP.FTS.B, 21.43%, 1/11/27 .... 2,355 2,329
L2410907.UP.FTS.B, 21.6%, 1/11/27 ..... 3,397 3,363
L2408543.UP.FTS.B, 21.71%, 1/11/27 .... 4,437 4,391
FW2411595.UP.FTS.B, 21.83%, 1/11/27 .. 4,854 4,791
FW2405620.UP.FTS.B, 21.95%, 1/11/27 .. 1,632 1,614
FW2413140.UP.FTS.B, 22.12%, 1/11/27 .. 4,855 4,806
L2413585.UP.FTS.B, 22.13%, 1/11/27 .... 7,768 7,690
FW2413038.UP.FTS.B, 22.18%, 1/11/27 .. 1,942 1,923
L2413170.UP.FTS.B, 22.26%, 1/11/27 .... 7,299 7,233
FW2411932.UP.FTS.B, 22.38%, 1/11/27 .. 5,158 5,127
L2413345.UP.FTS.B, 22.45%, 1/11/27 .... 5,827 5,769
L2410843.UP.FTS.B, 22.81%, 1/11/27 .... 4,372 4,328
FW2412276.UP.FTS.B, 22.84%, 1/11/27 .. 3,814 3,774
FW2408730.UP.FTS.B, 22.91%, 1/11/27 .. 17,371 17,190
L2410433.UP.FTS.B, 22.92%, 1/11/27 .... 1,943 1,918
FW2409793.UP.FTS.B, 22.96%, 1/11/27 .. 9,716 9,619
L2410796.UP.FTS.B, 23%, 1/11/27 ...... 6,996 6,926
L2413593.UP.FTS.B, 23.06%, 1/11/27 .... 8,733 8,645
L2410622.UP.FTS.B, 23.11%, 1/11/27 .... 4,664 4,618
L2413027.UP.FTS.B, 23.16%, 1/11/27 .... 7,774 7,696
L2399356.UP.FTS.B, 23.25%, 1/11/27 .... 5,831 5,772
FW2412083.UP.FTS.B, 23.34%, 1/11/27 .. 4,471 4,426
FW2406392.UP.FTS.B, 23.41%, 1/11/27 .. 8,825 8,747
FW2410830.UP.FTS.B, 23.55%, 1/11/27 .. 10,784 10,641
FW2411494.UP.FTS.B, 23.55%, 1/11/27 .. 3,402 3,368
L2411082.UP.FTS.B, 23.57%, 1/11/27 .... 11,175 11,063
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2411134.UP.FTS.B, 23.62%, 1/11/27 .. $ 9,721 $ 9,596
L2408703.UP.FTS.B, 23.63%, 1/11/27 .... 5,755 5,694
L2413373.UP.FTS.B, 23.72%, 1/11/27 .... 29,164 28,873
L2411227.UP.FTS.B, 23.8%, 1/11/27 ..... 3,879 3,840
FW2413529.UP.FTS.B, 23.86%, 1/11/27 .. 1,944 1,925
L2412570.UP.FTS.B, 23.87%, 1/11/27 .... 19,445 19,250
L2411288.UP.FTS.B, 23.94%, 1/11/27 .... 12,056 11,936
L2409471.UP.FTS.B, 23.96%, 1/11/27 .... 5,834 5,775
L2412292.UP.FTS.B, 24.03%, 1/11/27 .... 17,963 17,781
L2413379.UP.FTS.B, 24.03%, 1/11/27 .... 19,447 19,253
L2413360.UP.FTS.B, 24.07%, 1/11/27 .... 1,945 1,925
FW2412786.UP.FTS.B, 24.26%, 1/11/27 .. 8,266 8,184
L2413922.UP.FTS.B, 24.27%, 1/11/27 .... 3,099 3,067
FW2407476.UP.FTS.B, 24.28%, 1/11/27 .. 4,416 2,633
L2412474.UP.FTS.B, 24.3%, 1/11/27 ..... 6,808 6,720
L2406745.UP.FTS.B, 24.41%, 1/11/27 .... 2,034 2,007
FW2409686.UP.FTS.B, 24.48%, 1/11/27 .. 6,810 6,742
L2412735.UP.FTS.B, 24.5%, 1/11/27 ..... 4,669 4,622
FW2412331.UP.FTS.B, 24.55%, 1/11/27 .. 19,455 19,260
FW2411158.UP.FTS.B, 24.56%, 1/11/27 .. 2,918 2,889
L2411714.UP.FTS.B, 24.56%, 1/11/27 .... 2,634 2,609
L2407599.UP.FTS.B, 24.69%, 1/11/27 .... 11,518 11,399
FW2409812.UP.FTS.B, 24.81%, 1/11/27 .. 2,904 2,874
L2402374.UP.FTS.B, 24.82%, 1/11/27 .... 973 963
L2412557.UP.FTS.B, 24.83%, 1/11/27 .... 6,810 6,742
L2407837.UP.FTS.B, 24.89%, 1/11/27 .... 2,894 2,859
FW2411057.UP.FTS.B, 24.91%, 1/11/27 .. 3,409 3,377
FW2407461.UP.FTS.B, 25.01%, 1/11/27 .. 4,865 4,817
L2410747.UP.FTS.B, 25.02%, 1/11/27 .... 1,460 1,445
L2413166.UP.FTS.B, 25.02%, 1/11/27 .... 2,748 1,640
L2413478.UP.FTS.B, 25.02%, 1/11/27 .... 3,211 3,179
L2407824.UP.FTS.B, 25.08%, 1/11/27 .... 3,990 3,950
L2412285.UP.FTS.B, 25.08%, 1/11/27 .... 12,164 12,042
L2389901.UP.FTS.B, 25.09%, 1/11/27 .... 1,325 1,307
L2412701.UP.FTS.B, 25.09%, 1/11/27 .... 1,332 1,317
L2412420.UP.FTS.B, 25.12%, 1/11/27 .... 1,448 1,433
L2402682.UP.FTS.B, 25.13%, 1/11/27 .... 1,070 1,060
L2410276.UP.FTS.B, 25.16%, 1/11/27 .... 940 929
L2412631.UP.FTS.B, 25.16%, 1/11/27 .... 1,265 1,252
FW2412505.UP.FTS.B, 25.22%, 1/11/27 .. 4,574 4,528
L2406959.UP.FTS.B, 25.22%, 1/11/27 .... 11,492 11,366
L2413584.UP.FTS.B, 25.24%, 1/11/27 .... 1,168 1,153
L2413218.UP.FTS.B, 25.25%, 1/11/27 .... 1,168 1,153
L2412108.UP.FTS.B, 25.28%, 1/11/27 .... 3,299 3,261
L2406872.UP.FTS.B, 25.29%, 1/11/27 .... 5,158 5,106
L2413560.UP.FTS.B, 25.29%, 1/11/27 .... 3,416 3,385
L2410164.UP.FTS.B, 25.3%, 1/11/27 ..... 1,168 1,156
L2412052.UP.FTS.B, 25.3%, 1/11/27 ..... 13,669 13,500
L2406611.UP.FTS.B, 25.32%, 1/11/27 .... 22,218 21,965
FW2410196.UP.FTS.B, 25.33%, 1/11/27 .. 3,472 1,004
FW2411982.UP.FTS.B, 25.34%, 1/11/27 .. 4,960 1,434
L2409213.UP.FTS.B, 25.34%, 1/11/27 .... 5,120 5,066
L2413580.UP.FTS.B, 25.34%, 1/11/27 .... 1,669 1,654
L2408618.UP.FTS.B, 25.36%, 1/11/27 .... 2,433 2,409
L2412211.UP.FTS.B, 25.36%, 1/11/27 .... 8,180 4,870
L2411780.UP.FTS.B, 25.37%, 1/11/27 .... 3,573 3,522
L2413809.UP.FTS.B, 25.37%, 1/11/27 .... 7,689 7,612
L2393106.UP.FTS.B, 25.38%, 1/11/27 .... 9,246 9,127

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
196
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2409900.UP.FTS.B, 25.4%, 1/11/27 ..... $ 973 $ 964
L2411491.UP.FTS.B, 25.4%, 1/11/27 ..... 2,420 2,389
L2412739.UP.FTS.B, 25.4%, 1/11/27 ..... 975 562
L2413553.UP.FTS.B, 25.42%, 1/11/27 .... 1,265 1,249
L2407550.UP.FTS.B, 25.46%, 1/11/27 .... 1,071 1,060
L2412889.UP.FTS.B, 25.46%, 1/11/27 .... 1,849 1,831
L2406911.UP.FTS.B, 25.47%, 1/11/27 .... 2,354 2,327
L2411973.UP.FTS.B, 25.47%, 1/11/27 .... 1,265 1,253
L2410938.UP.FTS.B, 25.48%, 1/11/27 .... 11,290 6,739
L2411979.UP.FTS.B, 25.48%, 1/11/27 .... 1,070 1,059
L2412081.UP.FTS.B, 25.48%, 1/11/27 .... 6,132 6,071
L2413401.UP.FTS.B, 25.48%, 1/11/27 .... 12,848 12,683
L2411173.UP.FTS.B, 25.49%, 1/11/27 .... 1,363 1,349
L2413595.UP.FTS.B, 25.51%, 1/11/27 .... 3,212 3,180
L2412805.UP.FTS.B, 25.53%, 1/11/27 .... 6,522 6,456
FW2412928.UP.FTS.B, 25.61%, 1/11/27 .. 1,947 1,927
FW2407809.UP.FTS.B, 25.64%, 1/11/27 .. 12,363 12,239
L2410766.UP.FTS.B, 25.7%, 1/11/27 ..... 6,498 6,431
FW2410664.UP.FTS.B, 25.72%, 1/11/27 .. 1,947 1,928
L2406964.UP.FTS.B, 25.73%, 1/11/27 .... 4,770 4,723
FW2410079.UP.FTS.B, 25.81%, 1/11/27 .. 2,921 2,891
L2406866.UP.FTS.B, 25.98%, 1/11/27 .... 1,768 1,056
L2413661.UP.FTS.B, 25.98%, 1/11/27 .... 2,532 2,506
L2408715.UP.FTS.B, 26.2%, 1/11/27 ..... 13,862 13,719
L2412410.UP.FTS.B, 26.21%, 1/11/27 .... 7,304 7,231
FW2412377.UP.FTS.B, 26.3%, 1/11/27 ... 6,038 5,978
FW2411228.UP.FTS.B, 26.37%, 1/11/27 .. 3,878 3,838
FW2411046.UP.FTS.B, 26.47%, 1/11/27 .. 8,700 8,608
FW2412597.UP.FTS.B, 26.59%, 1/11/27 .. 9,785 5,844
L2409231.UP.FTS.B, 26.66%, 1/11/27 .... 4,741 4,689
L2410155.UP.FTS.B, 26.8%, 1/11/27 ..... 7,794 7,716
FW2409497.UP.FTS.B, 26.87%, 1/11/27 .. 1,933 1,913
FW2410552.UP.FTS.B, 27%, 1/11/27 .... 1,949 1,929
L2407955.UP.FTS.B, 27%, 1/11/27 ...... 7,795 7,717
FW2410687.UP.FTS.B, 27.05%, 1/11/27 .. 14,617 14,469
FW2408955.UP.FTS.B, 27.26%, 1/11/27 .. 2,468 2,449
FW2407003.UP.FTS.B, 27.4%, 1/11/27 ... 6,433 6,368
FW2413526.UP.FTS.B, 27.48%, 1/11/27 .. 9,747 9,649
FW2410353.UP.FTS.B, 27.55%, 1/11/27 .. 8,801 8,720
FW2410176.UP.FTS.B, 27.65%, 1/11/27 .. 5,849 5,790
FW2412354.UP.FTS.B, 27.69%, 1/11/27 .. 975 965
FW2409407.UP.FTS.B, 27.75%, 1/11/27 .. 5,041 4,988
FW2412160.UP.FTS.B, 27.76%, 1/11/27 .. 3,900 3,860
FW2406988.UP.FTS.B, 27.86%, 1/11/27 .. 4,875 4,826
FW2408818.UP.FTS.B, 27.86%, 1/11/27 .. 11,308 11,178
FW2410214.UP.FTS.B, 27.92%, 1/11/27 .. 48,751 48,260
FW2410159.UP.FTS.B, 27.94%, 1/11/27 .. 4,347 4,301
FW2412851.UP.FTS.B, 28.09%, 1/11/27 .. 4,423 2,646
FW2412836.UP.FTS.B, 28.16%, 1/11/27 .. 4,914 4,871
FW2402005.UP.FTS.B, 28.28%, 1/11/27 .. 1,863 1,840
FW2413704.UP.FTS.B, 28.34%, 1/11/27 .. 22,600 13,554
FW2406115.UP.FTS.B, 28.41%, 1/11/27 .. 5,364 5,310
FW2410714.UP.FTS.B, 28.59%, 1/11/27 .. 1,171 1,159
FW2405234.UP.FTS.B, 28.71%, 1/11/27 .. 1,137 1,124
FW2409269.UP.FTS.B, 28.8%, 1/11/27 ... 4,964 1,443
FW2413762.UP.FTS.B, 28.85%, 1/11/27 .. 3,902 3,863
FW2410593.UP.FTS.B, 28.88%, 1/11/27 .. 8,781 8,692
FW2412229.UP.FTS.B, 28.91%, 1/11/27 .. 3,985 3,941
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2412768.UP.FTS.B, 29.24%, 1/11/27 .. $ 2,732 $ 2,705
FW2410113.UP.FTS.B, 29.34%, 1/11/27 .. 3,025 2,995
FW2411293.UP.FTS.B, 29.42%, 1/11/27 .. 1,562 1,546
FW2407567.UP.FTS.B, 29.43%, 1/11/27 .. 3,904 3,864
FW2412515.UP.FTS.B, 29.43%, 1/11/27 .. 1,952 1,932
FW2407055.UP.FTS.B, 29.46%, 1/11/27 .. 4,737 4,682
FW2408568.UP.FTS.B, 29.5%, 1/11/27 ... 4,392 4,348
FW2411354.UP.FTS.B, 29.5%, 1/11/27 ... 3,298 3,264
FW2403902.UP.FTS.B, 29.51%, 1/11/27 .. 2,147 2,126
FW2410442.UP.FTS.B, 29.53%, 1/11/27 .. 1,984 1,190
FW2413452.UP.FTS.B, 29.72%, 1/11/27 .. 1,788 520
FW2412625.UP.FTS.B, 30.04%, 1/11/27 .. 5,858 5,799
FW2407473.UP.FTS.B, 30.14%, 1/11/27 .. 3,777 3,733
FW2412942.UP.FTS.B, 30.18%, 1/11/27 .. 3,711 3,673
FW2400724.UP.FTS.B, 30.27%, 1/11/27 .. 6,862 6,799
FW2413192.UP.FTS.B, 30.3%, 1/11/27 ... 6,250 6,186
FW2413390.UP.FTS.B, 30.33%, 1/11/27 .. 4,274 4,229
FW2409559.UP.FTS.B, 30.37%, 1/11/27 .. 1,074 1,063
FW2407748.UP.FTS.B, 30.43%, 1/11/27 .. 2,344 2,320
FW2413380.UP.FTS.B, 30.45%, 1/11/27 .. 3,818 3,783
FW2395496.UP.FTS.B, 30.49%, 1/11/27 .. 5,664 5,607
FW2412568.UP.FTS.B, 30.5%, 1/11/27 ... 1,968 1,180
FW2413147.UP.FTS.B, 30.55%, 1/11/27 .. 3,976 3,933
FW2390839.UP.FTS.B, 30.58%, 1/11/27 .. 1,744 1,719
FW2410881.UP.FTS.B, 30.59%, 1/11/27 .. 949 939
FW2413484.UP.FTS.B, 30.59%, 1/11/27 .. 977 967
FW2413018.UP.FTS.B, 30.69%, 1/11/27 .. 2,537 2,511
FW2410149.UP.FTS.B, 30.7%, 1/11/27 ... 1,476 885
FW2408341.UP.FTS.B, 30.72%, 1/11/27 .. 1,171 1,159
FW2413509.UP.FTS.B, 30.72%, 1/11/27 .. 1,270 1,257
FW2410308.UP.FTS.B, 30.74%, 1/11/27 .. 1,045 1,033
FW2412502.UP.FTS.B, 30.76%, 1/11/27 .. 14,652 14,504
FW2412683.UP.FTS.B, 30.78%, 1/11/27 .. 38,960 38,558
FW2410401.UP.FTS.B, 30.79%, 1/11/27 .. 1,270 1,257
FW2413758.UP.FTS.B, 30.79%, 1/11/27 .. 1,661 1,644
FW2412911.UP.FTS.B, 30.8%, 1/11/27 ... 977 967
FW2408824.UP.FTS.B, 30.81%, 1/11/27 .. 1,661 1,644
FW2412224.UP.FTS.B, 30.81%, 1/11/27 .. 2,637 2,611
FW2410697.UP.FTS.B, 30.88%, 1/11/27 .. 1,846 1,827
FW2411299.UP.FTS.B, 30.92%, 1/11/27 .. 1,672 1,002
FW2392367.UP.FTS.B, 30.94%, 1/11/27 .. 2,171 2,146
FW2411070.UP.FTS.B, 30.94%, 1/11/27 .. 4,494 4,448
FW2407168.UP.FTS.B, 30.95%, 1/11/27 .. 1,172 1,160
FW2411172.UP.FTS.B, 30.96%, 1/11/27 .. 5,666 5,609
FW2410302.UP.FTS.B, 30.97%, 1/11/27 .. 1,760 1,742
FW2413017.UP.FTS.B, 30.97%, 1/11/27 .. 2,442 2,418
FW2403979.UP.FTS.B, 31.01%, 1/11/27 .. 7,450 4,474
FW2411010.UP.FTS.B, 31.02%, 1/11/27 .. 4,396 4,352
FW2409966.UP.FTS.B, 31.03%, 1/11/27 .. 3,224 3,191
FW2412503.UP.FTS.B, 31.04%, 1/11/27 .. 1,759 1,741
FW2407947.UP.FTS.B, 31.05%, 1/11/27 .. 3,517 3,481
FW2412394.UP.FTS.B, 31.05%, 1/11/27 .. 2,052 2,031
FW2411701.UP.FTS.B, 31.06%, 1/11/27 .. 2,452 1,470
FW2411738.UP.FTS.B, 31.08%, 1/11/27 .. 1,759 1,741
FW2412486.UP.FTS.B, 31.11%, 1/11/27 .. 4,494 4,449
FW2412611.UP.FTS.B, 31.11%, 1/11/27 .. 1,291 376
FW2408288.UP.FTS.B, 31.13%, 1/11/27 .. 2,283 2,258
FW2413942.UP.FTS.B, 31.15%, 1/11/27 .. 1,172 1,161

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
197
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2407798.UP.FTS.B, 31.16%, 1/11/27 .. $ 6,003 $ 5,939
FW2409027.UP.FTS.B, 31.16%, 1/11/27 .. 1,563 1,547
FW2413313.UP.FTS.B, 31.16%, 1/11/27 .. 3,908 3,869
FW2413418.UP.FTS.B, 31.16%, 1/11/27 .. 7,230 7,157
FW2407226.UP.FTS.B, 31.18%, 1/11/27 .. 3,224 3,192
FW2410271.UP.FTS.B, 31.19%, 1/11/27 .. 1,856 1,838
FW2411563.UP.FTS.B, 31.19%, 1/11/27 .. 4,200 2,592
FW2412133.UP.FTS.B, 31.2%, 1/11/27 ... 1,226 1,209
FW2412681.UP.FTS.B, 31.21%, 1/11/27 .. 1,679 1,666
FW2412666.UP.FTS.B, 31.22%, 1/11/27 .. 4,053 2,433
FW2411177.UP.FTS.B, 31.23%, 1/11/27 .. 2,932 2,902
FW2413443.UP.FTS.B, 31.32%, 1/11/27 .. 4,231 4,193
FW2409156.UP.FTS.B, 31.35%, 1/11/27 .. 3,921 3,885
FW2408291.UP.FTS.B, 31.44%, 1/11/27 .. 7,525 7,448
FW2410499.UP.FTS.B, 31.67%, 1/11/27 .. 1,766 1,740
FW2408747.UP.FTS.B, 31.68%, 1/11/27 .. 11,920 7,153
FW2410407.UP.FTS.B, 31.96%, 1/11/27 .. 2,933 2,903
FW2412072.UP.FTS.B, 32.01%, 1/11/27 .. 6,843 6,774
FW2411062.UP.FTS.B, 32.46%, 1/11/27 .. 6,845 6,775
FW2413772.UP.FTS.B, 32.47%, 1/11/27 .. 2,881 2,849
FW2398852.UP.FTS.B, 32.96%, 1/11/27 .. 1,565 1,549
FW2412816.UP.FTS.B, 33.43%, 1/11/27 .. 1,565 1,549
FW2410751.UP.FTS.B, 34.47%, 1/11/27 .. 4,797 4,748
L2419418.UP.FTS.B, 5.42%, 1/12/27 .... 17,036 16,998
L2415328.UP.FTS.B, 5.83%, 1/12/27 .... 47,733 47,630
L2419666.UP.FTS.B, 5.92%, 1/12/27 .... 9,565 9,545
L2418737.UP.FTS.B, 5.93%, 1/12/27 .... 3,826 3,818
L2414458.UP.FTS.B, 5.96%, 1/12/27 .... 28,696 28,635
L2393298.UP.FTS.B, 5.98%, 1/12/27 .... 1,909 1,905
L2414801.UP.FTS.B, 6.11%, 1/12/27 ..... 10,522 10,500
L2419934.UP.FTS.B, 6.15%, 1/12/27 .... 9,572 9,556
L2418198.UP.FTS.B, 6.19%, 1/12/27 .... 15,308 15,276
L2419361.UP.FTS.B, 6.41%, 1/12/27 .... 1,436 1,433
L2402757.UP.FTS.B, 6.51%, 1/12/27 .... 6,700 6,686
L2416784.UP.FTS.B, 6.53%, 1/12/27 .... 1,914 1,910
L2418799.UP.FTS.B, 6.56%, 1/12/27 .... 11,492 11,473
L2417049.UP.FTS.B, 6.6%, 1/12/27 ..... 6,700 6,687
FW2414856.UP.FTS.B, 6.64%, 1/12/27 ... 957 955
L2415375.UP.FTS.B, 6.85%, 1/12/27 .... 5,744 5,732
L2416695.UP.FTS.B, 6.86%, 1/12/27 .... 4,309 4,300
FW2416453.UP.FTS.B, 6.87%, 1/12/27 ... 3,359 3,354
L2414595.UP.FTS.B, 7.05%, 1/12/27 .... 7,183 7,154
L2419333.UP.FTS.B, 7.27%, 1/12/27 .... 13,399 13,346
FW2415988.UP.FTS.B, 7.29%, 1/12/27 ... 19,158 19,082
L2417990.UP.FTS.B, 7.34%, 1/12/27 .... 47,898 47,708
L2419307.UP.FTS.B, 7.34%, 1/12/27 .... 38,989 38,911
L2417199.UP.FTS.B, 7.43%, 1/12/27 .... 43,995 43,820
FW2415894.UP.FTS.B, 7.44%, 1/12/27 ... 14,371 14,342
FW2419541.UP.FTS.B, 7.5%, 1/12/27 .... 14,372 14,315
L2414153.UP.FTS.B, 7.51%, 1/12/27 .... 2,395 2,391
L2419299.UP.FTS.B, 7.55%, 1/12/27 .... 11,270 11,223
L2417691.UP.FTS.B, 7.69%, 1/12/27 .... 21,796 21,752
L2414031.UP.FTS.B, 7.78%, 1/12/27 .... 15,334 15,274
L2416389.UP.FTS.B, 7.93%, 1/12/27 .... 7,802 3,924
L2415118.UP.FTS.B, 7.98%, 1/12/27 ..... 13,680 1,821
L2417969.UP.FTS.B, 8.13%, 1/12/27 .... 7,095 7,067
FW2416734.UP.FTS.B, 8.22%, 1/12/27 ... 4,794 4,776
L2416137.UP.FTS.B, 8.26%, 1/12/27 .... 9,972 9,934
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2417948.UP.FTS.B, 8.36%, 1/12/27 .... $ 1,056 $ 1,053
FW2415662.UP.FTS.B, 8.6%, 1/12/27 .... 6,734 6,713
L2418166.UP.FTS.B, 8.62%, 1/12/27 .... 4,796 4,778
L2414318.UP.FTS.B, 8.81%, 1/12/27 .... 15,831 15,770
FW2416458.UP.FTS.B, 9.06%, 1/12/27 ... 3,073 3,064
FW2419066.UP.FTS.B, 9.06%, 1/12/27 ... 1,858 1,850
L2414012.UP.FTS.B, 9.06%, 1/12/27 .... 9,597 9,579
L2416545.UP.FTS.B, 9.07%, 1/12/27 .... 14,319 14,263
L2418009.UP.FTS.B, 9.08%, 1/12/27 .... 11,516 11,472
L2414474.UP.FTS.B, 9.1%, 1/12/27 ..... 5,778 5,760
L2414926.UP.FTS.B, 9.43%, 1/12/27 .... 29,843 29,751
L2413887.UP.FTS.B, 9.49%, 1/12/27 .... 5,743 5,707
FW2419389.UP.FTS.B, 9.58%, 1/12/27 ... 2,349 2,339
L2418929.UP.FTS.B, 9.6%, 1/12/27 ..... 14,403 14,349
FW2414819.UP.FTS.B, 9.71%, 1/12/27 ... 15,365 15,307
FW2415990.UP.FTS.B, 9.9%, 1/12/27 .... 28,815 28,638
L2414275.UP.FTS.B, 9.91%, 1/12/27 .... 38,420 38,276
L2416335.UP.FTS.B, 10.07%, 1/12/27 .... 10,183 10,145
L2417012.UP.FTS.B, 10.17%, 1/12/27 .... 1,922 1,914
L2415942.UP.FTS.B, 10.21%, 1/12/27 .... 14,412 14,358
FW2417548.UP.FTS.B, 10.24%, 1/12/27 .. 14,412 14,359
FW2418007.UP.FTS.B, 10.28%, 1/12/27 .. 2,402 2,387
FW2418613.UP.FTS.B, 10.3%, 1/12/27 ... 3,826 3,811
FW2417403.UP.FTS.B, 10.31%, 1/12/27 .. 6,726 6,685
L2417034.UP.FTS.B, 10.34%, 1/12/27 .... 25,701 25,623
L2415901.UP.FTS.B, 10.41%, 1/12/27 .... 15,376 15,282
L2414981.UP.FTS.B, 10.47%, 1/12/27 .... 12,205 12,131
L2417379.UP.FTS.B, 10.69%, 1/12/27 .... 4,324 4,298
FW2418154.UP.FTS.B, 10.71%, 1/12/27 .. 2,993 2,978
L2414718.UP.FTS.B, 10.85%, 1/12/27 .... 3,846 3,822
L2418788.UP.FTS.B, 10.88%, 1/12/27 .... 7,310 7,248
L2414601.UP.FTS.B, 11.39%, 1/12/27 .... 3,848 3,825
L2416866.UP.FTS.B, 11.39%, 1/12/27 .... 3,174 3,155
FW2415761.UP.FTS.B, 11.51%, 1/12/27 .. 4,810 4,781
FW2419104.UP.FTS.B, 11.58%, 1/12/27 .. 7,697 7,651
L2415315.UP.FTS.B, 11.71%, 1/12/27 .... 14,396 14,309
L2414779.UP.FTS.B, 11.77%, 1/12/27 .... 3,849 3,826
L2416933.UP.FTS.B, 11.86%, 1/12/27 .... 6,255 6,218
L2414313.UP.FTS.B, 12.04%, 1/12/27 .... 9,625 9,568
L2419136.UP.FTS.B, 12.23%, 1/12/27 .... 6,548 6,509
L2418802.UP.FTS.B, 12.3%, 1/12/27 .... 11,574 11,517
L2415035.UP.FTS.B, 12.36%, 1/12/27 .... 11,601 11,545
FW2418250.UP.FTS.B, 12.6%, 1/12/27 ... 9,630 9,573
L2415490.UP.FTS.B, 12.71%, 1/12/27 .... 15,207 15,116
FW2415223.UP.FTS.B, 12.84%, 1/12/27 .. 3,853 3,830
L2418046.UP.FTS.B, 12.84%, 1/12/27 .... 3,853 3,830
L2419353.UP.FTS.B, 12.95%, 1/12/27 .... 31,406 31,220
L2418370.UP.FTS.B, 13.09%, 1/12/27 .... 20,000 2,915
L2416405.UP.FTS.B, 13.12%, 1/12/27 .... 4,818 4,789
L2418973.UP.FTS.B, 13.17%, 1/12/27 .... 20,235 20,116
L2419419.UP.FTS.B, 13.25%, 1/12/27 .... 6,745 6,706
FW2414406.UP.FTS.B, 13.28%, 1/12/27 .. 24,682 6,244
L2419424.UP.FTS.B, 13.54%, 1/12/27 .... 11,087 10,993
L2414757.UP.FTS.B, 13.72%, 1/12/27 .... 10,627 10,560
L2419716.UP.FTS.B, 13.82%, 1/12/27 .... 9,159 9,106
L2418679.UP.FTS.B, 13.97%, 1/12/27 .... 11,379 11,312
L2417332.UP.FTS.B, 14.16%, 1/12/27 .... 250 247
FW2417958.UP.FTS.B, 14.2%, 1/12/27 ... 8,413 8,373

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
198
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2414553.UP.FTS.B, 14.38%, 1/12/27 .... $ 19,659 $ 19,543
L2416143.UP.FTS.B, 14.39%, 1/12/27 .... 1,929 1,918
L2417256.UP.FTS.B, 14.46%, 1/12/27 .... 30,678 30,501
L2418826.UP.FTS.B, 14.49%, 1/12/27 .... 6,934 6,889
L2416103.UP.FTS.B, 14.61%, 1/12/27 .... 9,649 9,593
L2419563.UP.FTS.B, 14.64%, 1/12/27 .... 28,772 28,605
L2419336.UP.FTS.B, 14.72%, 1/12/27 .... 21,229 21,106
L2416456.UP.FTS.B, 14.82%, 1/12/27 .... 4,825 4,797
L2420324.UP.FTS.B, 14.82%, 1/12/27 .... 6,755 6,716
FW2417528.UP.FTS.B, 14.86%, 1/12/27 .. 4,825 4,798
L2407266.UP.FTS.B, 14.91%, 1/12/27 .... 33,783 33,588
L2419366.UP.FTS.B, 14.95%, 1/12/27 .... 5,791 5,758
FW2414824.UP.FTS.B, 15.13%, 1/12/27 .. 33,786 33,592
L2418818.UP.FTS.B, 15.34%, 1/12/27 .... 6,725 6,686
FW2415026.UP.FTS.B, 15.47%, 1/12/27 .. 4,828 4,784
FW2420218.UP.FTS.B, 15.49%, 1/12/27 .. 5,765 5,731
L2418960.UP.FTS.B, 15.54%, 1/12/27 .... 19,313 19,138
L2418555.UP.FTS.B, 15.62%, 1/12/27 .... 15,501 15,429
FW2417751.UP.FTS.B, 15.65%, 1/12/27 .. 3,863 3,841
L2416354.UP.FTS.B, 15.71%, 1/12/27 .... 4,834 4,812
L2417088.UP.FTS.B, 15.78%, 1/12/27 .... 7,334 7,267
FW2418121.UP.FTS.B, 15.9%, 1/12/27 ... 38,695 38,402
L2414253.UP.FTS.B, 16.15%, 1/12/27 .... 7,730 7,660
L2416434.UP.FTS.B, 16.25%, 1/12/27 .... 10,436 10,342
L2414062.UP.FTS.B, 16.39%, 1/12/27 .... 5,122 5,076
L2414473.UP.FTS.B, 16.4%, 1/12/27 .... 966 958
L2415142.UP.FTS.B, 16.59%, 1/12/27 .... 2,209 2,180
L2420474.UP.FTS.B, 16.75%, 1/12/27 .... 14,500 14,419
L2420206.UP.FTS.B, 16.98%, 1/12/27 .... 10,636 10,541
L2419121.UP.FTS.B, 17.04%, 1/12/27 .... 6,749 6,688
L2416327.UP.FTS.B, 17.17%, 1/12/27 .... 24,176 24,041
L2417581.UP.FTS.B, 17.27%, 1/12/27 .... 4,255 4,217
L2415513.UP.FTS.B, 17.29%, 1/12/27 .... 3,869 3,825
FW2414008.UP.FTS.B, 17.55%, 1/12/27 .. 3,132 3,114
FW2417755.UP.FTS.B, 18.05%, 1/12/27 .. 16,343 16,195
FW2394068.UP.FTS.B, 18.18%, 1/12/27 .. 7,743 7,657
L2419094.UP.FTS.B, 18.31%, 1/12/27 .... 4,840 4,797
L2416524.UP.FTS.B, 18.36%, 1/12/27 .... 4,835 4,808
L2415786.UP.FTS.B, 18.43%, 1/12/27 .... 4,163 4,116
L2415190.UP.FTS.B, 18.58%, 1/12/27 .... 4,841 4,787
L2415900.UP.FTS.B, 18.63%, 1/12/27 .... 7,262 7,181
L2415554.UP.FTS.B, 19.01%, 1/12/27 .... 2,906 2,873
FW2417398.UP.FTS.B, 19.13%, 1/12/27 .. 262 259
L2415568.UP.FTS.B, 19.57%, 1/12/27 .... 3,420 3,396
FW2420321.UP.FTS.B, 19.58%, 1/12/27 .. 2,132 2,108
L2415184.UP.FTS.B, 19.76%, 1/12/27 .... 14,537 14,410
FW2415024.UP.FTS.B, 19.94%, 1/12/27 .. 8,433 8,365
L2414022.UP.FTS.B, 20.3%, 1/12/27 .... 38,783 38,471
FW2414368.UP.FTS.B, 20.45%, 1/12/27 .. 2,473 2,451
L2418100.UP.FTS.B, 20.74%, 1/12/27 .... 17,555 17,363
L2416765.UP.FTS.B, 21.01%, 1/12/27 .... 5,382 5,345
L2418147.UP.FTS.B, 21.2%, 1/12/27 .... 2,826 2,793
L2416916.UP.FTS.B, 21.22%, 1/12/27 .... 4,831 4,791
L2414344.UP.FTS.B, 21.24%, 1/12/27 .... 5,822 5,791
L2416598.UP.FTS.B, 21.42%, 1/12/27 .... 7,177 7,116
L2416391.UP.FTS.B, 21.44%, 1/12/27 .... 6,847 6,799
L2404728.UP.FTS.B, 21.56%, 1/12/27 .... 1,466 1,456
L2414877.UP.FTS.B, 21.7%, 1/12/27 .... 5,382 5,345
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2414359.UP.FTS.B, 21.93%, 1/12/27 .... $ 1,650 $ 1,637
L2389418.UP.FTS.B, 22.12%, 1/12/27 .... 5,845 5,791
L2415810.UP.FTS.B, 22.13%, 1/12/27 .... 4,855 4,816
L2415799.UP.FTS.B, 22.22%, 1/12/27 .... 4,836 4,797
FW2408502.UP.FTS.B, 22.28%, 1/12/27 .. 6,215 6,166
FW2419008.UP.FTS.B, 22.47%, 1/12/27 .. 3,322 3,292
L2418697.UP.FTS.B, 22.86%, 1/12/27 .... 4,372 4,324
L2413978.UP.FTS.B, 23.4%, 1/12/27 .... 1,264 1,254
L2416737.UP.FTS.B, 23.4%, 1/12/27 .... 2,624 2,604
L2417908.UP.FTS.B, 23.41%, 1/12/27 .... 3,752 3,716
FW2416362.UP.FTS.B, 23.42%, 1/12/27 .. 4,860 4,821
L2409743.UP.FTS.B, 23.49%, 1/12/27 .... 10,303 10,251
L2418647.UP.FTS.B, 23.67%, 1/12/27 .... 10,537 10,451
L2416109.UP.FTS.B, 23.75%, 1/12/27 .... 11,785 11,685
FW2418430.UP.FTS.B, 23.78%, 1/12/27 .. 3,097 3,061
FW2414282.UP.FTS.B, 23.79%, 1/12/27 .. 1,944 1,929
FW2415097.UP.FTS.B, 23.87%, 1/12/27 .. 2,868 2,843
L2410860.UP.FTS.B, 23.88%, 1/12/27 .... 6,162 6,103
L2417738.UP.FTS.B, 23.9%, 1/12/27 .... 9,811 5,864
FW2414049.UP.FTS.B, 23.97%, 1/12/27 .. 6,806 6,753
L2417411.UP.FTS.B, 24%, 1/12/27 ...... 9,529 9,454
FW2414632.UP.FTS.B, 24.07%, 1/12/27 .. 976 969
L2415306.UP.FTS.B, 24.21%, 1/12/27 .... 10,503 10,421
L2418756.UP.FTS.B, 24.44%, 1/12/27 .... 29,016 28,779
L2416850.UP.FTS.B, 24.48%, 1/12/27 .... 24,706 24,513
L2414849.UP.FTS.B, 24.57%, 1/12/27 .... 3,288 3,261
L2417607.UP.FTS.B, 24.68%, 1/12/27 .... 5,919 5,857
L2416551.UP.FTS.B, 24.77%, 1/12/27 .... 6,422 6,373
FW2415034.UP.FTS.B, 24.95%, 1/12/27 .. 5,306 5,262
L2416370.UP.FTS.B, 25.03%, 1/12/27 .... 14,596 14,483
L2414219.UP.FTS.B, 25.05%, 1/12/27 .... 5,705 3,415
L2415025.UP.FTS.B, 25.05%, 1/12/27 .... 3,308 3,283
L2416425.UP.FTS.B, 25.07%, 1/12/27 .... 1,397 1,379
L2416166.UP.FTS.B, 25.14%, 1/12/27 .... 3,503 3,476
L2415797.UP.FTS.B, 25.15%, 1/12/27 .... 1,752 1,738
FW2415852.UP.FTS.B, 25.19%, 1/12/27 .. 8,759 8,691
L2415512.UP.FTS.B, 25.19%, 1/12/27 .... 9,961 5,764
L2420285.UP.FTS.B, 25.25%, 1/12/27 .... 2,676 2,652
L2420169.UP.FTS.B, 25.29%, 1/12/27 .... 3,212 3,187
L2418700.UP.FTS.B, 25.3%, 1/12/27 .... 2,044 2,028
FW2414825.UP.FTS.B, 25.31%, 1/12/27 .. 4,866 4,829
L2414206.UP.FTS.B, 25.31%, 1/12/27 .... 1,100 163
L2414994.UP.FTS.B, 25.32%, 1/12/27 .... 2,896 2,872
L2415542.UP.FTS.B, 25.35%, 1/12/27 .... 1,473 881
L2411740.UP.FTS.B, 25.36%, 1/12/27 .... 1,557 1,545
L2419040.UP.FTS.B, 25.37%, 1/12/27 .... 1,265 1,255
FW2416291.UP.FTS.B, 25.38%, 1/12/27 .. 15,832 15,700
L2418717.UP.FTS.B, 25.38%, 1/12/27 .... 3,337 3,315
FW2414842.UP.FTS.B, 25.41%, 1/12/27 .. 973 966
L2414777.UP.FTS.B, 25.43%, 1/12/27 .... 1,355 1,344
L2416664.UP.FTS.B, 25.43%, 1/12/27 .... 1,473 1,460
L2417967.UP.FTS.B, 25.45%, 1/12/27 .... 5,840 5,795
L2415936.UP.FTS.B, 25.47%, 1/12/27 .... 3,928 2,351
L2418124.UP.FTS.B, 25.47%, 1/12/27 .... 22,336 22,214
L2417114.UP.FTS.B, 25.49%, 1/12/27 .... 1,849 1,835
L2418684.UP.FTS.B, 25.49%, 1/12/27 .... 2,676 1,604
L2416550.UP.FTS.B, 25.5%, 1/12/27 .... 2,823 2,793
L2415536.UP.FTS.B, 25.54%, 1/12/27 .... 48,671 48,265

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
199
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2414671.UP.FTS.B, 25.55%, 1/12/27 .. $ 10,000 $ 2,909
FW2419476.UP.FTS.B, 25.59%, 1/12/27 .. 3,385 3,358
FW2419758.UP.FTS.B, 25.64%, 1/12/27 .. 4,876 4,842
FW2415078.UP.FTS.B, 25.67%, 1/12/27 .. 3,869 3,838
FW2418617.UP.FTS.B, 25.69%, 1/12/27 .. 12,656 12,558
L2418539.UP.FTS.B, 25.72%, 1/12/27 .... 4,827 4,787
FW2416204.UP.FTS.B, 25.74%, 1/12/27 .. 11,782 11,705
L2415253.UP.FTS.B, 25.75%, 1/12/27 .... 7,107 7,052
FW2418174.UP.FTS.B, 25.89%, 1/12/27 .. 9,692 9,615
L2413654.UP.FTS.B, 25.91%, 1/12/27 .... 5,453 5,395
FW2415651.UP.FTS.B, 26.29%, 1/12/27 .. 15,535 15,368
L2414249.UP.FTS.B, 26.35%, 1/12/27 .... 3,896 3,866
FW2414970.UP.FTS.B, 26.42%, 1/12/27 .. 9,740 9,666
FW2419574.UP.FTS.B, 26.43%, 1/12/27 .. 18,831 18,676
FW2415609.UP.FTS.B, 26.58%, 1/12/27 .. 1,851 1,837
FW2415712.UP.FTS.B, 26.64%, 1/12/27 .. 1,948 1,933
FW2418082.UP.FTS.B, 26.69%, 1/12/27 .. 9,742 9,639
FW2415999.UP.FTS.B, 26.93%, 1/12/27 .. 8,964 8,896
FW2420083.UP.FTS.B, 27.39%, 1/12/27 .. 48,734 48,363
FW2417312.UP.FTS.B, 27.53%, 1/12/27 .. 2,924 2,902
L2414422.UP.FTS.B, 27.95%, 1/12/27 .... 2,828 2,806
FW2416040.UP.FTS.B, 27.97%, 1/12/27 .. 6,969 6,910
FW2414923.UP.FTS.B, 28.06%, 1/12/27 .. 5,986 3,600
FW2411493.UP.FTS.B, 28.18%, 1/12/27 .. 14,156 14,028
FW2418131.UP.FTS.B, 28.24%, 1/12/27 .. 14,628 14,518
FW2417708.UP.FTS.B, 28.27%, 1/12/27 .. 9,752 9,679
FW2414721.UP.FTS.B, 28.43%, 1/12/27 .. 5,755 5,711
FW2414646.UP.FTS.B, 28.47%, 1/12/27 .. 909 896
FW2418727.UP.FTS.B, 28.6%, 1/12/27 ... 5,853 5,809
L2417119.UP.FTS.B, 28.65%, 1/12/27 .... 8,992 8,918
FW2415920.UP.FTS.B, 28.81%, 1/12/27 .. 11,710 11,622
FW2418008.UP.FTS.B, 28.88%, 1/12/27 .. 1,659 1,646
FW2416839.UP.FTS.B, 29.17%, 1/12/27 .. 6,000 1,763
FW2417123.UP.FTS.B, 29.19%, 1/12/27 .. 15,894 15,767
FW2415652.UP.FTS.B, 29.37%, 1/12/27 .. 13,663 13,561
FW2419252.UP.FTS.B, 29.51%, 1/12/27 .. 2,342 2,325
FW2416858.UP.FTS.B, 29.58%, 1/12/27 .. 5,016 3,014
FW2418306.UP.FTS.B, 29.61%, 1/12/27 .. 6,833 6,782
FW2416828.UP.FTS.B, 29.67%, 1/12/27 .. 865 853
FW2417889.UP.FTS.B, 30.34%, 1/12/27 .. 2,761 2,747
FW2412114.UP.FTS.B, 30.39%, 1/12/27 .. 4,492 4,459
FW2414298.UP.FTS.B, 30.41%, 1/12/27 .. 3,906 3,877
FW2415348.UP.FTS.B, 30.45%, 1/12/27 .. 21,191 21,026
FW2417338.UP.FTS.B, 30.54%, 1/12/27 .. 1,428 1,416
FW2419466.UP.FTS.B, 30.59%, 1/12/27 .. 5,274 5,235
FW2414026.UP.FTS.B, 30.61%, 1/12/27 .. 1,081 1,074
FW2418795.UP.FTS.B, 30.61%, 1/12/27 .. 3,476 2,094
FW2412307.UP.FTS.B, 30.74%, 1/12/27 .. 4,215 2,535
FW2415122.UP.FTS.B, 30.76%, 1/12/27 .. 2,247 2,230
FW2413399.UP.FTS.B, 30.8%, 1/12/27 ... 1,752 1,739
FW2412961.UP.FTS.B, 30.81%, 1/12/27 .. 1,751 1,738
FW2417562.UP.FTS.B, 30.84%, 1/12/27 .. 977 970
FW2418392.UP.FTS.B, 30.87%, 1/12/27 .. 2,135 2,119
FW2415982.UP.FTS.B, 30.89%, 1/12/27 .. 2,300 386
FW2418950.UP.FTS.B, 30.94%, 1/12/27 .. 2,164 2,137
FW2419318.UP.FTS.B, 30.96%, 1/12/27 .. 1,000 147
FW2413630.UP.FTS.B, 30.97%, 1/12/27 .. 1,384 1,377
FW2418092.UP.FTS.B, 30.98%, 1/12/27 .. 1,368 1,358
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2416140.UP.FTS.B, 30.99%, 1/12/27 .. $ 2,149 $ 2,133
FW2415090.UP.FTS.B, 31%, 1/12/27 .... 18,562 18,425
FW2417415.UP.FTS.B, 31.03%, 1/12/27 .. 1,759 1,746
FW2415567.UP.FTS.B, 31.06%, 1/12/27 .. 1,270 1,261
FW2420487.UP.FTS.B, 31.06%, 1/12/27 .. 1,887 1,870
FW2415692.UP.FTS.B, 31.1%, 1/12/27 ... 8,695 8,631
FW2415518.UP.FTS.B, 31.11%, 1/12/27 .. 5,764 5,722
FW2417950.UP.FTS.B, 31.11%, 1/12/27 .. 977 970
FW2414984.UP.FTS.B, 31.12%, 1/12/27 .. 3,713 3,685
FW2418991.UP.FTS.B, 31.12%, 1/12/27 .. 4,933 4,893
FW2419702.UP.FTS.B, 31.14%, 1/12/27 .. 2,052 2,037
FW2410767.UP.FTS.B, 31.15%, 1/12/27 .. 1,172 1,164
FW2415964.UP.FTS.B, 31.16%, 1/12/27 .. 1,259 1,248
FW2417489.UP.FTS.B, 31.18%, 1/12/27 .. 1,466 1,455
FW2416377.UP.FTS.B, 31.22%, 1/12/27 .. 4,788 4,752
FW2419575.UP.FTS.B, 31.24%, 1/12/27 .. 1,943 1,927
FW2411958.UP.FTS.B, 31.91%, 1/12/27 .. 10,264 10,188
FW2420156.UP.FTS.B, 31.98%, 1/12/27 .. 2,721 2,700
FW2402573.UP.FTS.B, 32.37%, 1/12/27 .. 11,372 11,299
FW2416032.UP.FTS.B, 32.75%, 1/12/27 .. 19,467 19,325
FW2414360.UP.FTS.B, 33.08%, 1/12/27 .. 2,250 2,233
FW2419527.UP.FTS.B, 33.12%, 1/12/27 .. 1,379 831
FW2414351.UP.FTS.B, 33.36%, 1/12/27 .. 50,000 7,318
FW2414624.UP.FTS.B, 33.41%, 1/12/27 .. 2,806 2,784
L1710099.UP.FTS.B, 16.39%, 2/14/27 .... 11,333 11,198
FW1712574.UP.FTS.B, 28.34%, 2/14/27 .. 4,749 4,698
L2632095.UP.FTS.B, 5.13%, 2/15/27 .... 9,704 9,685
L2632551.UP.FTS.B, 5.37%, 2/15/27 .... 11,646 11,624
L2632779.UP.FTS.B, 5.63%, 2/15/27 .... 6,795 6,782
L2633842.UP.FTS.B, 6.31%, 2/15/27 .... 19,457 19,429
L2633588.UP.FTS.B, 6.56%, 2/15/27 .... 32,054 31,992
L2631314.UP.FTS.B, 6.7%, 2/15/27 ..... 20,400 20,361
L2633374.UP.FTS.B, 7.21%, 2/15/27 .... 18,463 18,428
L2633603.UP.FTS.B, 8.38%, 2/15/27 .... 16,510 16,453
FW2637564.UP.FTS.B, 8.54%, 2/15/27 ... 13,520 13,473
FW2631935.UP.FTS.B, 8.55%, 2/15/27 ... 36,429 36,335
L2630774.UP.FTS.B, 8.69%, 2/15/27 .... 3,891 3,883
FW2634707.UP.FTS.B, 9.24%, 2/15/27 ... 8,199 8,169
L2635638.UP.FTS.B, 9.41%, 2/15/27 .... 9,531 9,497
L2631278.UP.FTS.B, 9.42%, 2/15/27 .... 4,866 4,849
FW2633029.UP.FTS.B, 9.57%, 2/15/27 ... 1,460 1,455
FW2636440.UP.FTS.B, 9.62%, 2/15/27 ... 6,335 6,319
FW2633295.UP.FTS.B, 9.71%, 2/15/27 ... 18,007 17,945
FW2635362.UP.FTS.B, 9.75%, 2/15/27 ... 11,681 11,641
L2633022.UP.FTS.B, 9.86%, 2/15/27 .... 14,585 14,534
FW2635247.UP.FTS.B, 10.37%, 2/15/27 .. 8,347 8,303
L2632143.UP.FTS.B, 10.83%, 2/15/27 .... 6,050 6,027
FW2637614.UP.FTS.B, 11.51%, 2/15/27 .. 12,856 12,783
L2589493.UP.FTS.B, 11.56%, 2/15/27 .... 15,592 15,509
L2637309.UP.FTS.B, 11.72%, 2/15/27 .... 48,730 48,472
L2632232.UP.FTS.B, 11.83%, 2/15/27 .... 9,644 9,591
L2633836.UP.FTS.B, 12%, 2/15/27 ...... 10,333 10,278
FW2636201.UP.FTS.B, 12.12%, 2/15/27 .. 6,824 6,788
L2630147.UP.FTS.B, 12.15%, 2/15/27 .... 38,995 38,787
FW2637452.UP.FTS.B, 12.19%, 2/15/27 .. 5,264 5,236
L2635861.UP.FTS.B, 12.41%, 2/15/27 .... 8,288 8,244
FW2637081.UP.FTS.B, 12.56%, 2/15/27 .. 20,770 20,659
L2636245.UP.FTS.B, 12.68%, 2/15/27 .... 39,007 38,799

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
200
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2631815.UP.FTS.B, 13.01%, 2/15/27 .... $ 5,859 $ 5,835
L2628202.UP.FTS.B, 13.1%, 2/15/27 .... 6,317 6,282
L2637042.UP.FTS.B, 13.14%, 2/15/27 .... 7,804 7,762
L2631332.UP.FTS.B, 13.22%, 2/15/27 .... 4,877 4,851
FW2633237.UP.FTS.B, 13.24%, 2/15/27 .. 3,902 3,881
L2631964.UP.FTS.B, 14%, 2/15/27 ...... 7,320 7,280
FW2635266.UP.FTS.B, 14.29%, 2/15/27 .. 9,760 9,708
L2632724.UP.FTS.B, 14.48%, 2/15/27 .... 5,249 4,962
FW2634262.UP.FTS.B, 14.51%, 2/15/27 .. 15,620 15,536
FW2635512.UP.FTS.B, 14.58%, 2/15/27 .. 17,580 17,486
L2637603.UP.FTS.B, 14.83%, 2/15/27 .... 6,225 6,191
FW2631558.UP.FTS.B, 15.18%, 2/15/27 .. 14,649 14,571
L2632505.UP.FTS.B, 15.26%, 2/15/27 .... 9,767 9,714
L2635221.UP.FTS.B, 15.45%, 2/15/27 .... 7,228 7,189
FW2633986.UP.FTS.B, 15.46%, 2/15/27 .. 24,202 22,843
FW2631951.UP.FTS.B, 15.91%, 2/15/27 .. 8,542 8,492
FW2634727.UP.FTS.B, 16.18%, 2/15/27 .. 6,449 6,398
L2636525.UP.FTS.B, 16.23%, 2/15/27 .... 13,509 13,431
L2635424.UP.FTS.B, 16.37%, 2/15/27 .... 39,091 38,782
FW2633906.UP.FTS.B, 16.65%, 2/15/27 .. 2,150 2,133
L2610013.UP.FTS.B, 16.95%, 2/15/27 .... 3,953 3,737
L2630011.UP.FTS.B, 16.96%, 2/15/27 .... 4,888 4,862
L2631718.UP.FTS.B, 16.99%, 2/15/27 .... 4,888 4,849
L2636076.UP.FTS.B, 17.15%, 2/15/27 .... 7,333 7,275
L2635318.UP.FTS.B, 17.22%, 2/15/27 .... 8,448 8,401
FW2635945.UP.FTS.B, 17.32%, 2/15/27 .. 5,377 5,326
L2633537.UP.FTS.B, 17.39%, 2/15/27 .... 9,778 9,701
FW2635975.UP.FTS.B, 18.14%, 2/15/27 .. 14,869 14,751
FW2635531.UP.FTS.B, 18.53%, 2/15/27 .. 11,545 11,454
FW2632933.UP.FTS.B, 18.59%, 2/15/27 .. 9,784 9,707
FW2632544.UP.FTS.B, 18.69%, 2/15/27 .. 24,462 24,227
FW2634470.UP.FTS.B, 18.69%, 2/15/27 .. 4,943 4,679
L2610892.UP.FTS.B, 18.7%, 2/15/27 .... 14,528 14,385
L2634353.UP.FTS.B, 19.06%, 2/15/27 .... 9,706 9,610
L2637566.UP.FTS.B, 19.16%, 2/15/27 .... 414 409
FW2634297.UP.FTS.B, 19.29%, 2/15/27 .. 12,920 12,817
L2632076.UP.FTS.B, 19.31%, 2/15/27 .... 7,899 7,856
FW2629363.UP.FTS.B, 19.37%, 2/15/27 .. 5,828 5,769
L2635892.UP.FTS.B, 19.39%, 2/15/27 .... 979 971
L2634129.UP.FTS.B, 19.51%, 2/15/27 .... 9,752 9,673
L2633453.UP.FTS.B, 19.72%, 2/15/27 .... 14,685 14,568
L2632256.UP.FTS.B, 19.82%, 2/15/27 .... 979 971
FW2634280.UP.FTS.B, 19.89%, 2/15/27 .. 26,035 25,848
L2632250.UP.FTS.B, 19.92%, 2/15/27 .... 6,000 1,708
L2634883.UP.FTS.B, 19.98%, 2/15/27 .... 7,864 7,808
L2637386.UP.FTS.B, 20.16%, 2/15/27 .... 7,344 7,273
L2635069.UP.FTS.B, 20.19%, 2/15/27 .... 12,497 12,424
L2635013.UP.FTS.B, 20.25%, 2/15/27 .... 5,933 5,617
L2633648.UP.FTS.B, 20.29%, 2/15/27 .... 10,023 9,940
L2636615.UP.FTS.B, 20.46%, 2/15/27 .... 2,261 2,235
FW2632574.UP.FTS.B, 20.97%, 2/15/27 .. 15,115 14,943
L2632212.UP.FTS.B, 21.09%, 2/15/27 .... 3,984 3,783
FW2637242.UP.FTS.B, 21.26%, 2/15/27 .. 8,818 8,748
L2630116.UP.FTS.B, 21.26%, 2/15/27 .... 5,879 5,822
L2637476.UP.FTS.B, 21.48%, 2/15/27 .... 10,583 10,480
L2626721.UP.FTS.B, 21.64%, 2/15/27 .... 4,758 4,708
L2633936.UP.FTS.B, 21.75%, 2/15/27 .... 3,234 3,209
FW2631142.UP.FTS.B, 21.84%, 2/15/27 .. 3,136 3,112
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2636132.UP.FTS.B, 21.91%, 2/15/27 .... $ 9,801 $ 9,726
FW2632067.UP.FTS.B, 22.05%, 2/15/27 .. 3,235 3,203
FW2634641.UP.FTS.B, 22.06%, 2/15/27 .. 13,722 13,617
L2636088.UP.FTS.B, 22.06%, 2/15/27 .... 1,448 1,431
L2636740.UP.FTS.B, 22.15%, 2/15/27 .... 980 973
L2633500.UP.FTS.B, 22.28%, 2/15/27 .... 4,932 4,901
FW2635428.UP.FTS.B, 22.3%, 2/15/27 ... 16,076 15,953
L2633766.UP.FTS.B, 22.63%, 2/15/27 .... 5,392 5,351
L2631928.UP.FTS.B, 22.74%, 2/15/27 .... 7,354 7,297
L2636620.UP.FTS.B, 22.94%, 2/15/27 .... 7,844 7,784
FW2632621.UP.FTS.B, 22.95%, 2/15/27 .. 5,295 5,254
FW2632848.UP.FTS.B, 22.95%, 2/15/27 .. 5,393 5,352
L2635474.UP.FTS.B, 23.01%, 2/15/27 .... 7,845 7,784
FW2636073.UP.FTS.B, 23.1%, 2/15/27 ... 4,903 4,865
L2632041.UP.FTS.B, 23.26%, 2/15/27 .... 11,769 11,654
L2631781.UP.FTS.B, 23.47%, 2/15/27 .... 2,946 2,833
FW2633249.UP.FTS.B, 23.49%, 2/15/27 .. 5,394 5,353
FW2631473.UP.FTS.B, 23.57%, 2/15/27 .. 1,079 1,071
FW2634082.UP.FTS.B, 24.01%, 2/15/27 .. 5,886 5,841
L2635262.UP.FTS.B, 24.04%, 2/15/27 .... 8,830 8,761
L2633254.UP.FTS.B, 24.29%, 2/15/27 .... 21,390 21,181
FW2632068.UP.FTS.B, 24.31%, 2/15/27 .. 1,191 1,177
L2632195.UP.FTS.B, 24.38%, 2/15/27 .... 1,846 1,827
FW2628626.UP.FTS.B, 24.39%, 2/15/27 .. 9,917 9,432
FW2632915.UP.FTS.B, 24.46%, 2/15/27 .. 14,915 14,800
L2629665.UP.FTS.B, 24.47%, 2/15/27 .... 6,917 6,873
FW2634252.UP.FTS.B, 24.49%, 2/15/27 .. 6,280 6,231
L2633167.UP.FTS.B, 24.54%, 2/15/27 .... 5,420 5,381
L2636078.UP.FTS.B, 24.6%, 2/15/27 .... 14,818 14,703
FW2632893.UP.FTS.B, 24.67%, 2/15/27 .. 21,393 21,227
FW2636783.UP.FTS.B, 24.67%, 2/15/27 .. 10,697 10,614
FW2632707.UP.FTS.B, 24.74%, 2/15/27 .. 5,398 5,356
L2631848.UP.FTS.B, 24.9%, 2/15/27 .... 5,889 5,843
L2627623.UP.FTS.B, 24.92%, 2/15/27 .... 4,711 4,674
L2634268.UP.FTS.B, 25.05%, 2/15/27 .... 2,356 2,337
FW2635941.UP.FTS.B, 25.09%, 2/15/27 .. 5,398 5,356
L2637318.UP.FTS.B, 25.13%, 2/15/27 .... 3,239 3,207
L2632709.UP.FTS.B, 25.19%, 2/15/27 .... 1,669 1,656
L2631220.UP.FTS.B, 25.21%, 2/15/27 .... 2,945 2,922
L2635044.UP.FTS.B, 25.22%, 2/15/27 .... 1,145 1,135
L2634635.UP.FTS.B, 25.23%, 2/15/27 .... 7,800 7,736
L2633582.UP.FTS.B, 25.26%, 2/15/27 .... 1,963 1,948
L2632822.UP.FTS.B, 25.28%, 2/15/27 .... 1,472 1,461
L2634539.UP.FTS.B, 25.3%, 2/15/27 .... 1,865 1,851
L2630368.UP.FTS.B, 25.31%, 2/15/27 .... 2,847 2,825
L2632154.UP.FTS.B, 25.31%, 2/15/27 .... 23,068 22,889
FW2631380.UP.FTS.B, 25.37%, 2/15/27 .. 17,643 16,910
L2633915.UP.FTS.B, 25.37%, 2/15/27 .... 1,669 1,653
L2633587.UP.FTS.B, 25.38%, 2/15/27 .... 1,669 1,656
L2637368.UP.FTS.B, 25.39%, 2/15/27 .... 1,963 1,944
L2635003.UP.FTS.B, 25.4%, 2/15/27 .... 10,209 10,130
L2636370.UP.FTS.B, 25.4%, 2/15/27 .... 2,945 2,922
L2631133.UP.FTS.B, 25.41%, 2/15/27 .... 1,473 1,458
L2631893.UP.FTS.B, 25.41%, 2/15/27 .... 3,534 3,507
L2636222.UP.FTS.B, 25.41%, 2/15/27 .... 19,633 19,481
L2631372.UP.FTS.B, 25.42%, 2/15/27 .... 5,890 5,833
L2631727.UP.FTS.B, 25.43%, 2/15/27 .... 12,860 12,760
L2605748.UP.FTS.B, 25.45%, 2/15/27 .... 1,767 1,753

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
201
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2631820.UP.FTS.B, 25.45%, 2/15/27 .... $ 8,933 $ 8,864
L2634591.UP.FTS.B, 25.45%, 2/15/27 .... 1,080 1,071
L2632552.UP.FTS.B, 25.56%, 2/15/27 .... 3,240 3,215
L2633900.UP.FTS.B, 25.57%, 2/15/27 .... 4,123 4,091
L2629160.UP.FTS.B, 25.61%, 2/15/27 .... 7,363 7,306
FW2631141.UP.FTS.B, 25.72%, 2/15/27 .. 12,862 12,761
FW2632953.UP.FTS.B, 25.74%, 2/15/27 .. 5,302 5,261
L2634677.UP.FTS.B, 25.78%, 2/15/27 .... 3,927 3,897
FW2635210.UP.FTS.B, 25.81%, 2/15/27 .. 5,891 5,845
L2636195.UP.FTS.B, 25.92%, 2/15/27 .... 14,728 14,614
FW2634765.UP.FTS.B, 26.22%, 2/15/27 .. 17,676 17,538
L2635199.UP.FTS.B, 26.23%, 2/15/27 .... 6,187 6,138
FW2635628.UP.FTS.B, 26.36%, 2/15/27 .. 2,750 2,723
FW2634760.UP.FTS.B, 26.38%, 2/15/27 .. 5,794 5,749
L2634070.UP.FTS.B, 26.45%, 2/15/27 .... 24,455 24,264
FW2632882.UP.FTS.B, 26.51%, 2/15/27 .. 2,161 2,144
L2635219.UP.FTS.B, 26.59%, 2/15/27 .... 4,125 4,093
FW2637086.UP.FTS.B, 26.68%, 2/15/27 .. 3,241 3,216
FW2632673.UP.FTS.B, 27.01%, 2/15/27 .. 2,143 2,125
FW2637233.UP.FTS.B, 27.15%, 2/15/27 .. 17,683 17,545
FW2631843.UP.FTS.B, 27.26%, 2/15/27 .. 4,814 4,776
FW2637044.UP.FTS.B, 27.28%, 2/15/27 .. 2,077 2,057
FW2633233.UP.FTS.B, 27.31%, 2/15/27 .. 8,449 8,383
L2631102.UP.FTS.B, 27.44%, 2/15/27 .... 3,236 3,206
FW2634310.UP.FTS.B, 27.59%, 2/15/27 .. 7,271 7,214
FW2632247.UP.FTS.B, 27.6%, 2/15/27 ... 10,710 10,626
FW2632183.UP.FTS.B, 27.72%, 2/15/27 .. 6,879 6,825
FW2636178.UP.FTS.B, 28%, 2/15/27 .... 5,897 5,850
FW2632116.UP.FTS.B, 28.1%, 2/15/27 ... 9,828 9,751
FW2634627.UP.FTS.B, 28.11%, 2/15/27 .. 5,897 5,850
FW2635226.UP.FTS.B, 28.22%, 2/15/27 .. 2,162 2,145
FW2634686.UP.FTS.B, 28.47%, 2/15/27 .. 5,893 5,846
FW2587827.UP.FTS.B, 28.49%, 2/15/27 .. 11,775 11,681
FW2633732.UP.FTS.B, 28.73%, 2/15/27 .. 7,373 7,315
FW2635435.UP.FTS.B, 28.75%, 2/15/27 .. 1,916 1,899
FW2634423.UP.FTS.B, 28.99%, 2/15/27 .. 19,663 19,508
FW2636790.UP.FTS.B, 29.27%, 2/15/27 .. 21,600 20,556
FW2632227.UP.FTS.B, 29.31%, 2/15/27 .. 19,666 19,511
FW2634087.UP.FTS.B, 29.37%, 2/15/27 .. 5,829 5,778
FW2636066.UP.FTS.B, 29.41%, 2/15/27 .. 3,323 3,295
FW2633754.UP.FTS.B, 29.46%, 2/15/27 .. 29,500 29,267
FW2600453.UP.FTS.B, 29.54%, 2/15/27 .. 3,933 3,902
FW2635622.UP.FTS.B, 29.54%, 2/15/27 .. 5,409 5,366
FW2632506.UP.FTS.B, 29.8%, 2/15/27 ... 5,596 5,551
FW2636841.UP.FTS.B, 30.04%, 2/15/27 .. 26,753 26,541
FW2633450.UP.FTS.B, 30.19%, 2/15/27 .. 1,672 1,659
FW2632167.UP.FTS.B, 30.21%, 2/15/27 .. 984 976
FW2633782.UP.FTS.B, 30.25%, 2/15/27 .. 9,640 9,563
FW2631008.UP.FTS.B, 30.31%, 2/15/27 .. 973 965
FW2636372.UP.FTS.B, 30.35%, 2/15/27 .. 5,902 5,855
FW2632070.UP.FTS.B, 30.58%, 2/15/27 .. 3,150 3,125
FW2634209.UP.FTS.B, 30.68%, 2/15/27 .. 1,000 304
FW2631994.UP.FTS.B, 30.71%, 2/15/27 .. 5,155 5,110
FW2631249.UP.FTS.B, 30.81%, 2/15/27 .. 1,177 1,164
FW2631494.UP.FTS.B, 30.85%, 2/15/27 .. 4,427 4,392
FW2635126.UP.FTS.B, 30.85%, 2/15/27 .. 1,771 1,757
FW2634304.UP.FTS.B, 30.86%, 2/15/27 .. 1,082 1,072
FW2629864.UP.FTS.B, 30.9%, 2/15/27 ... 2,263 2,245
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2633675.UP.FTS.B, 30.91%, 2/15/27 .. $ 1,082 $ 1,074
FW2634617.UP.FTS.B, 30.93%, 2/15/27 .. 3,640 3,612
FW2631125.UP.FTS.B, 30.96%, 2/15/27 .. 984 976
FW2631968.UP.FTS.B, 30.98%, 2/15/27 .. 6,997 6,926
FW2636445.UP.FTS.B, 31%, 2/15/27 .... 1,771 1,757
FW2631988.UP.FTS.B, 31.03%, 2/15/27 .. 2,368 2,352
FW2635952.UP.FTS.B, 31.06%, 2/15/27 .. 1,574 1,562
FW2633314.UP.FTS.B, 31.08%, 2/15/27 .. 1,045 1,035
FW2635142.UP.FTS.B, 31.1%, 2/15/27 ... 6,100 1,913
FW2635281.UP.FTS.B, 31.1%, 2/15/27 ... 5,464 5,197
FW2637419.UP.FTS.B, 31.1%, 2/15/27 ... 3,345 3,319
FW2633604.UP.FTS.B, 31.13%, 2/15/27 .. 2,558 2,538
FW2635800.UP.FTS.B, 31.13%, 2/15/27 .. 5,018 4,978
FW2637089.UP.FTS.B, 31.23%, 2/15/27 .. 8,266 8,200
FW2635066.UP.FTS.B, 31.24%, 2/15/27 .. 2,571 2,537
FW2633883.UP.FTS.B, 31.33%, 2/15/27 .. 3,247 3,222
FW2634457.UP.FTS.B, 31.36%, 2/15/27 .. 3,642 3,613
FW2632904.UP.FTS.B, 31.38%, 2/15/27 .. 3,641 3,612
FW2632054.UP.FTS.B, 31.53%, 2/15/27 .. 4,232 4,198
FW2636781.UP.FTS.B, 31.59%, 2/15/27 .. 3,740 3,710
FW2634910.UP.FTS.B, 32.02%, 2/15/27 .. 3,445 3,418
FW2633816.UP.FTS.B, 32.24%, 2/15/27 .. 20,672 20,507
FW2635681.UP.FTS.B, 32.24%, 2/15/27 .. 3,933 3,890
FW2633938.UP.FTS.B, 32.66%, 2/15/27 .. 7,700 2,271
FW2631740.UP.FTS.B, 34.39%, 2/15/27 .. 3,869 3,844
L2644100.UP.FTS.B, 5.16%, 2/16/27 .... 6,183 6,173
L2640422.UP.FTS.B, 7.19%, 2/16/27 .... 5,830 5,814
FW2639217.UP.FTS.B, 7.48%, 2/16/27 ... 13,121 13,085
L2638196.UP.FTS.B, 7.54%, 2/16/27 .... 18,118 18,092
L2642691.UP.FTS.B, 8.69%, 2/16/27 .... 32,050 31,964
L2644170.UP.FTS.B, 8.74%, 2/16/27 .... 26,751 26,680
L2644467.UP.FTS.B, 8.99%, 2/16/27 .... 2,741 2,732
L2641249.UP.FTS.B, 9.09%, 2/16/27 .... 14,303 14,265
L2643996.UP.FTS.B, 9.54%, 2/16/27 .... 14,599 14,561
FW2640044.UP.FTS.B, 9.77%, 2/16/27 ... 5,693 5,677
FW2639996.UP.FTS.B, 9.85%, 2/16/27 ... 7,757 7,723
L2639699.UP.FTS.B, 10.02%, 2/16/27 .... 48,678 48,553
L2638227.UP.FTS.B, 10.2%, 2/16/27 .... 14,605 14,568
L2644692.UP.FTS.B, 10.37%, 2/16/27 .... 3,895 3,885
L2628258.UP.FTS.B, 10.4%, 2/16/27 .... 15,859 15,790
FW2643555.UP.FTS.B, 10.53%, 2/16/27 .. 48,680 48,556
L2639939.UP.FTS.B, 10.73%, 2/16/27 .... 14,102 14,040
L2642767.UP.FTS.B, 10.84%, 2/16/27 .... 12,566 12,512
L2642462.UP.FTS.B, 10.86%, 2/16/27 .... 6,819 6,789
FW2639271.UP.FTS.B, 10.98%, 2/16/27 .. 48,708 48,499
FW2636951.UP.FTS.B, 11.21%, 2/16/27 .. 15,881 15,813
L2643884.UP.FTS.B, 11.41%, 2/16/27 .... 7,308 7,277
L2640107.UP.FTS.B, 11.57%, 2/16/27 .... 10,427 10,383
L2642580.UP.FTS.B, 11.66%, 2/16/27 .... 3,411 3,397
FW2644262.UP.FTS.B, 11.83%, 2/16/27 .. 9,747 9,705
L2642829.UP.FTS.B, 11.96%, 2/16/27 .... 20,860 20,771
L2642410.UP.FTS.B, 12.13%, 2/16/27 .... 13,418 13,345
L2643133.UP.FTS.B, 12.13%, 2/16/27 .... 10,723 10,678
L2640589.UP.FTS.B, 12.31%, 2/16/27 .... 48,748 48,543
L2637999.UP.FTS.B, 12.45%, 2/16/27 .... 10,909 10,863
L2644043.UP.FTS.B, 12.51%, 2/16/27 .... 5,018 4,993
FW2642297.UP.FTS.B, 12.63%, 2/16/27 .. 9,361 9,322
FW2641042.UP.FTS.B, 12.73%, 2/16/27 .. 1,170 1,165

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
202
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2640270.UP.FTS.B, 13.17%, 2/16/27 .. $ 14,632 $ 14,571
FW2644450.UP.FTS.B, 13.29%, 2/16/27 .. 1,463 1,457
FW2639794.UP.FTS.B, 13.8%, 2/16/27 ... 20,492 20,408
L2641626.UP.FTS.B, 13.94%, 2/16/27 .... 976 972
L2639543.UP.FTS.B, 14.06%, 2/16/27 .... 9,760 9,720
L2643675.UP.FTS.B, 14.14%, 2/16/27 .... 3,904 3,888
FW2641444.UP.FTS.B, 14.17%, 2/16/27 .. 6,344 6,318
L2643434.UP.FTS.B, 14.29%, 2/16/27 .... 9,757 9,717
FW2639288.UP.FTS.B, 14.3%, 2/16/27 ... 15,762 15,696
L2640031.UP.FTS.B, 14.45%, 2/16/27 .... 9,762 9,722
FW2637881.UP.FTS.B, 14.54%, 2/16/27 .. 5,833 5,808
L2637807.UP.FTS.B, 14.59%, 2/16/27 .... 14,582 14,522
L2643572.UP.FTS.B, 14.72%, 2/16/27 .... 1,953 1,945
L2639037.UP.FTS.B, 14.81%, 2/16/27 .... 19,528 19,449
L2641778.UP.FTS.B, 14.87%, 2/16/27 .... 43,549 43,373
FW2640160.UP.FTS.B, 14.88%, 2/16/27 .. 22,458 22,367
L2641628.UP.FTS.B, 14.9%, 2/16/27 .... 11,425 11,378
FW2644643.UP.FTS.B, 15%, 2/16/27 .... 4,297 4,279
L2644502.UP.FTS.B, 15.74%, 2/16/27 .... 21,006 20,922
L2643245.UP.FTS.B, 15.83%, 2/16/27 .... 21,200 21,116
L2642945.UP.FTS.B, 15.91%, 2/16/27 .... 1,466 1,460
FW2643582.UP.FTS.B, 16.21%, 2/16/27 .. 19,560 19,473
FW2637690.UP.FTS.B, 16.3%, 2/16/27 ... 6,349 6,324
FW2643607.UP.FTS.B, 16.31%, 2/16/27 .. 48,861 48,550
FW2638305.UP.FTS.B, 16.48%, 2/16/27 .. 10,487 10,441
L2641861.UP.FTS.B, 16.53%, 2/16/27 .... 20,578 20,426
L2639711.UP.FTS.B, 16.7%, 2/16/27 ..... 1,564 1,554
FW2644039.UP.FTS.B, 16.97%, 2/16/27 .. 7,329 7,282
L2639647.UP.FTS.B, 17.04%, 2/16/27 .... 9,776 9,714
L2640734.UP.FTS.B, 17.15%, 2/16/27 .... 48,884 48,575
FW2641664.UP.FTS.B, 17.29%, 2/16/27 .. 5,758 5,721
L2643228.UP.FTS.B, 17.64%, 2/16/27 .... 4,890 4,859
L2641429.UP.FTS.B, 17.81%, 2/16/27 .... 12,714 12,635
FW2643031.UP.FTS.B, 17.82%, 2/16/27 .. 37,165 37,022
L2641792.UP.FTS.B, 17.85%, 2/16/27 .... 4,890 4,871
FW2641155.UP.FTS.B, 18.14%, 2/16/27 .. 5,380 5,338
L2642906.UP.FTS.B, 18.21%, 2/16/27 .... 48,937 48,551
L2638277.UP.FTS.B, 18.32%, 2/16/27 .... 4,973 4,722
L2643141.UP.FTS.B, 18.53%, 2/16/27 .... 21,355 21,214
FW2642517.UP.FTS.B, 18.63%, 2/16/27 .. 10,567 10,501
L2640308.UP.FTS.B, 18.76%, 2/16/27 .... 34,248 33,979
FW2639528.UP.FTS.B, 18.78%, 2/16/27 .. 41,418 41,320
FW2640157.UP.FTS.B, 18.91%, 2/16/27 .. 10,403 10,336
L2639156.UP.FTS.B, 18.92%, 2/16/27 .... 24,465 24,313
L2607183.UP.FTS.B, 19.09%, 2/16/27 .... 19,701 19,622
FW2643386.UP.FTS.B, 19.11%, 2/16/27 .. 3,731 3,706
L2641934.UP.FTS.B, 19.33%, 2/16/27 .... 14,682 14,591
FW2637954.UP.FTS.B, 19.39%, 2/16/27 .. 6,363 6,313
L2640102.UP.FTS.B, 19.59%, 2/16/27 .... 25,453 25,296
L2642912.UP.FTS.B, 19.59%, 2/16/27 .... 19,481 19,361
L2642762.UP.FTS.B, 19.61%, 2/16/27 .... 2,350 2,331
L2640760.UP.FTS.B, 19.65%, 2/16/27 .... 4,596 4,560
L2637788.UP.FTS.B, 19.66%, 2/16/27 .... 3,231 3,205
L2644725.UP.FTS.B, 19.78%, 2/16/27 .... 9,624 9,541
L2643324.UP.FTS.B, 19.84%, 2/16/27 .... 46,588 46,273
L2639353.UP.FTS.B, 19.93%, 2/16/27 .... 29,473 29,352
FW2639991.UP.FTS.B, 19.94%, 2/16/27 .. 2,937 2,914
L2639587.UP.FTS.B, 20.1%, 2/16/27 .... 3,917 3,886
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2640938.UP.FTS.B, 20.16%, 2/16/27 .. $ 10,674 $ 10,613
L2644661.UP.FTS.B, 20.31%, 2/16/27 .... 2,330 2,311
L2644267.UP.FTS.B, 20.32%, 2/16/27 .... 979 976
L2643431.UP.FTS.B, 20.38%, 2/16/27 .... 13,716 13,610
L2631654.UP.FTS.B, 20.62%, 2/16/27 .... 21,940 21,815
FW2644103.UP.FTS.B, 20.8%, 2/16/27 ... 7,347 7,302
FW2639130.UP.FTS.B, 21.01%, 2/16/27 .. 3,919 3,896
L2638809.UP.FTS.B, 21.09%, 2/16/27 .... 5,878 5,845
FW2640179.UP.FTS.B, 21.11%, 2/16/27 .. 4,325 4,306
FW2642916.UP.FTS.B, 21.2%, 2/16/27 ... 14,581 14,462
FW2638739.UP.FTS.B, 21.34%, 2/16/27 .. 2,938 2,921
L2640498.UP.FTS.B, 21.39%, 2/16/27 .... 9,798 9,743
L2639355.UP.FTS.B, 21.49%, 2/16/27 .... 3,430 3,403
FW2641696.UP.FTS.B, 21.58%, 2/16/27 .. 3,722 3,697
L2638952.UP.FTS.B, 21.6%, 2/16/27 .... 27,928 27,713
FW2640087.UP.FTS.B, 21.67%, 2/16/27 .. 20,285 20,171
FW2638136.UP.FTS.B, 21.78%, 2/16/27 .. 7,840 7,796
FW2643646.UP.FTS.B, 21.86%, 2/16/27 .. 15,779 15,690
FW2644820.UP.FTS.B, 21.87%, 2/16/27 .. 6,860 6,822
L2641584.UP.FTS.B, 21.92%, 2/16/27 .... 49,004 48,627
L2637535.UP.FTS.B, 21.95%, 2/16/27 .... 28,815 28,653
L2641532.UP.FTS.B, 22.02%, 2/16/27 .... 6,763 6,725
L2641233.UP.FTS.B, 22.03%, 2/16/27 .... 16,858 16,764
FW2641686.UP.FTS.B, 22.07%, 2/16/27 .. 3,235 3,210
L2631819.UP.FTS.B, 22.11%, 2/16/27 .... 29,405 29,240
L2637903.UP.FTS.B, 22.13%, 2/16/27 .... 11,673 11,579
L2640343.UP.FTS.B, 22.15%, 2/16/27 .... 2,924 2,906
FW2640578.UP.FTS.B, 22.42%, 2/16/27 .. 924 916
L2640051.UP.FTS.B, 22.42%, 2/16/27 .... 8,755 8,702
L2640329.UP.FTS.B, 22.77%, 2/16/27 .... 4,314 4,290
L2639752.UP.FTS.B, 22.85%, 2/16/27 .... 49,026 48,651
L2640849.UP.FTS.B, 22.86%, 2/16/27 .... 3,726 3,705
FW2644779.UP.FTS.B, 22.9%, 2/16/27 ... 10,296 10,259
FW2643850.UP.FTS.B, 23.05%, 2/16/27 .. 14,683 14,599
L2644478.UP.FTS.B, 23.24%, 2/16/27 .... 19,614 19,505
FW2641930.UP.FTS.B, 23.25%, 2/16/27 .. 10,205 10,128
FW2640017.UP.FTS.B, 23.28%, 2/16/27 .. 49,037 48,765
FW2639536.UP.FTS.B, 23.38%, 2/16/27 .. 11,437 11,367
L2633805.UP.FTS.B, 23.55%, 2/16/27 .... 5,984 5,706
L2636952.UP.FTS.B, 23.58%, 2/16/27 .... 9,809 9,754
L2640906.UP.FTS.B, 23.61%, 2/16/27 .... 5,910 5,885
FW2639691.UP.FTS.B, 23.69%, 2/16/27 .. 17,853 17,754
L2644610.UP.FTS.B, 23.76%, 2/16/27 .... 2,284 2,177
L2638997.UP.FTS.B, 23.77%, 2/16/27 .... 2,346 2,333
FW2643737.UP.FTS.B, 23.79%, 2/16/27 .. 15,643 15,547
L2640669.UP.FTS.B, 23.79%, 2/16/27 .... 14,705 14,623
L2643173.UP.FTS.B, 23.83%, 2/16/27 .... 4,869 4,830
FW2639280.UP.FTS.B, 23.91%, 2/16/27 .. 2,158 2,146
L2641033.UP.FTS.B, 24.08%, 2/16/27 .... 1,471 1,462
L2644184.UP.FTS.B, 24.14%, 2/16/27 .... 8,702 8,649
FW2638182.UP.FTS.B, 24.2%, 2/16/27 ... 4,906 4,877
L2643831.UP.FTS.B, 24.23%, 2/16/27 .... 4,415 4,391
FW2641835.UP.FTS.B, 24.33%, 2/16/27 .. 9,812 9,738
L2638762.UP.FTS.B, 24.36%, 2/16/27 .... 3,244 3,223
L2642186.UP.FTS.B, 24.42%, 2/16/27 .... 2,159 2,147
L2638731.UP.FTS.B, 24.44%, 2/16/27 .... 3,925 3,903
L2642402.UP.FTS.B, 24.44%, 2/16/27 .... 12,756 12,686
FW2643566.UP.FTS.B, 24.68%, 2/16/27 .. 3,895 3,872

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
203
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2641976.UP.FTS.B, 24.71%, 2/16/27 .. $ 12,954 $ 12,883
L2641879.UP.FTS.B, 24.74%, 2/16/27 .... 6,000 1,862
L2643906.UP.FTS.B, 24.76%, 2/16/27 .... 1,178 1,171
L2637710.UP.FTS.B, 24.83%, 2/16/27 .... 4,200 1,228
L2638887.UP.FTS.B, 24.84%, 2/16/27 .... 1,963 1,952
L2635905.UP.FTS.B, 24.87%, 2/16/27 .... 2,155 2,143
L2639245.UP.FTS.B, 24.92%, 2/16/27 .... 2,771 2,638
L2643360.UP.FTS.B, 24.93%, 2/16/27 .... 3,239 3,221
L2642616.UP.FTS.B, 24.96%, 2/16/27 .... 1,276 1,266
L2642235.UP.FTS.B, 24.97%, 2/16/27 .... 1,472 1,464
L2640445.UP.FTS.B, 25.03%, 2/16/27 .... 3,141 3,124
FW2642257.UP.FTS.B, 25.15%, 2/16/27 .. 9,724 9,665
FW2640811.UP.FTS.B, 25.17%, 2/16/27 .. 29,447 29,287
L2638208.UP.FTS.B, 25.18%, 2/16/27 .... 2,454 2,441
L2644708.UP.FTS.B, 25.19%, 2/16/27 .... 4,515 4,491
L2639167.UP.FTS.B, 25.24%, 2/16/27 .... 4,712 4,686
L2640859.UP.FTS.B, 25.24%, 2/16/27 .... 4,155 3,955
L2629944.UP.FTS.B, 25.26%, 2/16/27 .... 1,178 1,172
L2643848.UP.FTS.B, 25.26%, 2/16/27 .... 3,239 3,215
L2639868.UP.FTS.B, 25.27%, 2/16/27 .... 1,080 1,074
L2639974.UP.FTS.B, 25.28%, 2/16/27 .... 2,572 2,555
L2644756.UP.FTS.B, 25.29%, 2/16/27 .... 2,555 2,542
FW2644569.UP.FTS.B, 25.34%, 2/16/27 .. 9,899 9,424
L2640772.UP.FTS.B, 25.34%, 2/16/27 .... 1,571 1,562
L2640475.UP.FTS.B, 25.37%, 2/16/27 .... 3,338 3,320
L2641882.UP.FTS.B, 25.38%, 2/16/27 .... 2,609 2,586
L2642246.UP.FTS.B, 25.42%, 2/16/27 .... 2,164 2,155
L2637328.UP.FTS.B, 25.43%, 2/16/27 .... 5,988 5,956
L2643718.UP.FTS.B, 25.45%, 2/16/27 .... 1,374 1,367
L2638486.UP.FTS.B, 25.48%, 2/16/27 .... 10,112 10,057
L2643306.UP.FTS.B, 25.49%, 2/16/27 .... 18,215 18,114
L2644251.UP.FTS.B, 25.49%, 2/16/27 .... 1,178 1,172
L2643938.UP.FTS.B, 25.5%, 2/16/27 .... 1,473 1,465
L2643974.UP.FTS.B, 25.5%, 2/16/27 .... 3,549 3,534
L2644656.UP.FTS.B, 25.52%, 2/16/27 .... 3,829 3,808
L2638794.UP.FTS.B, 25.6%, 2/16/27 .... 12,763 12,694
FW2590576.UP.FTS.B, 25.69%, 2/16/27 .. 5,445 5,183
L2638678.UP.FTS.B, 25.84%, 2/16/27 .... 9,819 9,765
FW2639725.UP.FTS.B, 25.86%, 2/16/27 .. 10,604 10,547
FW2642963.UP.FTS.B, 25.88%, 2/16/27 .. 4,713 4,688
FW2634599.UP.FTS.B, 26.05%, 2/16/27 .. 16,006 15,919
FW2630978.UP.FTS.B, 26.06%, 2/16/27 .. 1,080 1,074
FW2641541.UP.FTS.B, 26.14%, 2/16/27 .. 1,089 1,034
L2640846.UP.FTS.B, 26.29%, 2/16/27 .... 24,551 24,419
FW2639867.UP.FTS.B, 26.3%, 2/16/27 ... 1,964 1,954
FW2642156.UP.FTS.B, 26.37%, 2/16/27 .. 2,756 2,744
FW2642879.UP.FTS.B, 26.39%, 2/16/27 .. 7,857 7,814
FW2640075.UP.FTS.B, 26.63%, 2/16/27 .. 1,964 1,954
FW2638344.UP.FTS.B, 26.96%, 2/16/27 .. 2,789 2,660
L2640994.UP.FTS.B, 27.05%, 2/16/27 .... 19,647 19,542
FW2641067.UP.FTS.B, 27.08%, 2/16/27 .. 6,855 6,817
FW2638017.UP.FTS.B, 27.09%, 2/16/27 .. 8,449 8,403
FW2640323.UP.FTS.B, 27.2%, 2/16/27 ... 6,758 6,720
L2644222.UP.FTS.B, 27.35%, 2/16/27 .... 6,583 6,548
FW2636711.UP.FTS.B, 27.4%, 2/16/27 ... 9,825 9,773
FW2641807.UP.FTS.B, 27.73%, 2/16/27 .. 11,300 11,240
FW2639797.UP.FTS.B, 28.19%, 2/16/27 .. 2,752 2,737
FW2644724.UP.FTS.B, 28.24%, 2/16/27 .. 49,105 48,842
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2643525.UP.FTS.B, 28.34%, 2/16/27 .. $ 11,205 $ 11,146
FW2643821.UP.FTS.B, 28.37%, 2/16/27 .. 6,389 6,355
FW2644630.UP.FTS.B, 28.55%, 2/16/27 .. 9,824 9,771
L2641092.UP.FTS.B, 28.8%, 2/16/27 .... 14,746 14,669
FW2644291.UP.FTS.B, 28.88%, 2/16/27 .. 5,819 5,783
FW2639053.UP.FTS.B, 29.06%, 2/16/27 .. 3,245 3,227
FW2642505.UP.FTS.B, 29.14%, 2/16/27 .. 2,065 2,054
FW2644598.UP.FTS.B, 29.38%, 2/16/27 .. 10,718 10,662
FW2642765.UP.FTS.B, 29.42%, 2/16/27 .. 9,833 9,782
FW2638694.UP.FTS.B, 29.47%, 2/16/27 .. 3,456 3,442
FW2643411.UP.FTS.B, 29.58%, 2/16/27 .. 5,109 5,082
FW2638733.UP.FTS.B, 29.69%, 2/16/27 .. 4,229 4,207
FW2637102.UP.FTS.B, 30%, 2/16/27 .... 10,622 10,567
FW2639546.UP.FTS.B, 30.02%, 2/16/27 .. 1,300 384
FW2643620.UP.FTS.B, 30.03%, 2/16/27 .. 1,377 1,369
FW2641230.UP.FTS.B, 30.11%, 2/16/27 .. 2,459 2,446
FW2639696.UP.FTS.B, 30.14%, 2/16/27 .. 984 978
FW2640894.UP.FTS.B, 30.14%, 2/16/27 .. 26,754 26,615
FW2644440.UP.FTS.B, 30.21%, 2/16/27 .. 1,279 1,272
FW2641475.UP.FTS.B, 30.33%, 2/16/27 .. 1,635 1,623
FW2642574.UP.FTS.B, 30.52%, 2/16/27 .. 20,079 19,913
FW2639097.UP.FTS.B, 30.54%, 2/16/27 .. 984 979
FW2641049.UP.FTS.B, 30.61%, 2/16/27 .. 2,279 2,170
FW2632545.UP.FTS.B, 30.71%, 2/16/27 .. 2,142 2,125
FW2644683.UP.FTS.B, 30.76%, 2/16/27 .. 3,000 886
FW2639823.UP.FTS.B, 30.77%, 2/16/27 .. 1,387 1,321
FW2644847.UP.FTS.B, 30.77%, 2/16/27 .. 1,450 1,438
FW2640492.UP.FTS.B, 30.82%, 2/16/27 .. 1,279 1,272
FW2644628.UP.FTS.B, 30.88%, 2/16/27 .. 1,377 1,370
FW2641207.UP.FTS.B, 30.9%, 2/16/27 ... 3,345 3,328
FW2643274.UP.FTS.B, 30.91%, 2/16/27 .. 17,612 17,521
FW2643698.UP.FTS.B, 30.91%, 2/16/27 .. 6,789 6,754
FW2641966.UP.FTS.B, 30.93%, 2/16/27 .. 1,181 1,175
FW2642662.UP.FTS.B, 30.94%, 2/16/27 .. 5,313 5,286
FW2641385.UP.FTS.B, 30.96%, 2/16/27 .. 1,401 1,390
FW2643800.UP.FTS.B, 31.1%, 2/16/27 ... 1,467 1,416
FW2638255.UP.FTS.B, 31.12%, 2/16/27 .. 2,251 2,239
FW2641109.UP.FTS.B, 31.12%, 2/16/27 .. 42,903 40,865
FW2610188.UP.FTS.B, 31.13%, 2/16/27 .. 9,858 9,819
FW2641269.UP.FTS.B, 31.13%, 2/16/27 .. 11,257 11,213
FW2644572.UP.FTS.B, 31.14%, 2/16/27 .. 19,678 19,577
FW2642792.UP.FTS.B, 31.15%, 2/16/27 .. 1,176 1,169
FW2639361.UP.FTS.B, 31.17%, 2/16/27 .. 1,378 1,371
FW2638262.UP.FTS.B, 31.18%, 2/16/27 .. 2,263 2,252
FW2638060.UP.FTS.B, 31.21%, 2/16/27 .. 2,558 2,545
FW2640012.UP.FTS.B, 31.21%, 2/16/27 .. 1,265 1,258
FW2643874.UP.FTS.B, 31.23%, 2/16/27 .. 4,605 4,580
FW2642495.UP.FTS.B, 31.26%, 2/16/27 .. 3,582 3,418
FW2623499.UP.FTS.B, 31.32%, 2/16/27 .. 13,974 13,902
FW2638899.UP.FTS.B, 31.34%, 2/16/27 .. 4,035 4,014
FW2635345.UP.FTS.B, 31.4%, 2/16/27 ... 2,362 2,350
FW2638691.UP.FTS.B, 31.42%, 2/16/27 .. 9,349 9,301
FW2641390.UP.FTS.B, 31.53%, 2/16/27 .. 17,025 16,938
FW2642444.UP.FTS.B, 31.58%, 2/16/27 .. 3,865 3,681
FW2643082.UP.FTS.B, 31.96%, 2/16/27 .. 1,709 1,698
FW2639818.UP.FTS.B, 33.34%, 2/16/27 .. 3,939 3,919
FW2641809.UP.FTS.B, 33.83%, 2/16/27 .. 2,068 2,058
L2645179.UP.FTS.B, 6.87%, 2/17/27 .... 14,164 14,143

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
204
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2645552.UP.FTS.B, 9.48%, 2/17/27 ... $ 7,786 $ 7,766
L2645113.UP.FTS.B, 10.21%, 2/17/27 .... 7,789 7,757
FW2645630.UP.FTS.B, 12.87%, 2/17/27 .. 12,679 12,628
L2644980.UP.FTS.B, 12.95%, 2/17/27 .... 1,903 1,895
L2645342.UP.FTS.B, 13.93%, 2/17/27 .... 29,277 29,161
FW2645588.UP.FTS.B, 15.61%, 2/17/27 .. 3,899 3,875
FW2645675.UP.FTS.B, 15.8%, 2/17/27 ... 26,573 26,409
FW2645246.UP.FTS.B, 17.78%, 2/17/27 .. 4,890 4,853
FW2645832.UP.FTS.B, 18.88%, 2/17/27 .. 14,679 14,591
L2645909.UP.FTS.B, 19.06%, 2/17/27 .... 4,938 4,907
L2645640.UP.FTS.B, 19.47%, 2/17/27 .... 8,423 8,360
L2645010.UP.FTS.B, 20.52%, 2/17/27 .... 10,774 10,693
FW2642053.UP.FTS.B, 21.61%, 2/17/27 .. 4,111 4,089
L2645135.UP.FTS.B, 21.7%, 2/17/27 .... 2,156 2,145
FW2645361.UP.FTS.B, 22.1%, 2/17/27 ... 24,396 24,211
L2645558.UP.FTS.B, 22.43%, 2/17/27 .... 2,832 2,811
L2645378.UP.FTS.B, 22.72%, 2/17/27 .... 5,098 5,072
L2642277.UP.FTS.B, 22.82%, 2/17/27 .... 6,218 6,170
L2645573.UP.FTS.B, 22.94%, 2/17/27 .... 1,981 1,882
FW2645248.UP.FTS.B, 23.66%, 2/17/27 .. 5,199 5,172
FW2645101.UP.FTS.B, 24.46%, 2/17/27 .. 4,416 4,393
L2642860.UP.FTS.B, 25.01%, 2/17/27 .... 4,499 4,475
L2644940.UP.FTS.B, 25.36%, 2/17/27 .... 2,945 2,930
L2645037.UP.FTS.B, 25.41%, 2/17/27 .... 2,258 2,246
L2645131.UP.FTS.B, 25.45%, 2/17/27 .... 1,360 1,353
L2645504.UP.FTS.B, 26.01%, 2/17/27 .... 11,292 11,235
FW2644444.UP.FTS.B, 26.02%, 2/17/27 .. 7,856 7,816
L2645397.UP.FTS.B, 26.19%, 2/17/27 .... 2,455 2,443
FW2645900.UP.FTS.B, 26.25%, 2/17/27 .. 1,964 1,954
FW2645472.UP.FTS.B, 26.31%, 2/17/27 .. 16,695 16,611
FW2645571.UP.FTS.B, 26.48%, 2/17/27 .. 3,929 3,909
FW2645486.UP.FTS.B, 26.67%, 2/17/27 .. 6,483 6,450
FW2645165.UP.FTS.B, 26.81%, 2/17/27 .. 1,965 1,955
FW2644890.UP.FTS.B, 27.01%, 2/17/27 .. 3,716 3,696
FW2645599.UP.FTS.B, 27.57%, 2/17/27 .. 24,564 24,443
FW2644978.UP.FTS.B, 28.18%, 2/17/27 .. 10,597 10,544
FW2644973.UP.FTS.B, 28.39%, 2/17/27 .. 8,503 8,458
FW2645345.UP.FTS.B, 29.29%, 2/17/27 .. 3,933 3,914
FW2645842.UP.FTS.B, 30.86%, 2/17/27 .. 3,110 3,092
FW2645763.UP.FTS.B, 30.98%, 2/17/27 .. 1,476 1,469
FW2644961.UP.FTS.B, 31.22%, 2/17/27 .. 3,943 3,756
FW2645290.UP.FTS.B, 31.68%, 2/17/27 .. 8,562 8,522
L1874161.UP.FTS.B, 22.65%, 3/18/27 .... 4,817 4,776
FW1872958.UP.FTS.B, 31.09%, 3/18/27 .. 4,073 4,049
L1984143.UP.FTS.B, 25.48%, 4/09/27 .... 7,564 7,493
L2071630.UP.FTS.B, 22.65%, 4/19/27 .... 6,662 6,611
FW2078551.UP.FTS.B, 31.14%, 4/19/27 .. 9,884 9,392
L1710242.UP.FTS.B, 16.42%, 9/14/28 .... 2,841 2,824
L1708682.UP.FTS.B, 24.71%, 9/14/28 .... 47,784 47,250
L2008544.UP.FTS.B, 14.54%, 11/09/28 ... 4,821 4,805
L1973640.UP.FTS.B, 20.1%, 11/09/28 .... 10,097 10,052
L2008144.UP.FTS.B, 25.61%, 11/09/28 ... 2,344 2,321
L2009558.UP.FTS.B, 26.34%, 11/09/28 ... 18,122 17,934
L2195991.UP.FTS.B, 26.01%, 12/07/28 ... 8,837 8,739
L2197007.UP.FTS.B, 26.07%, 12/07/28 ... 2,553 2,529
L2188407.UP.FTS.B, 26.23%, 12/07/28 ... 18,658 18,487
L2204377.UP.FTS.B, 25.94%, 12/08/28 ... 4,320 4,287
L2635238.UP.FTS.B, 13.81%, 2/15/29 .... 14,773 14,735
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2631621.UP.FTS.B, 15.64%, 2/15/29 .... $ 21,191 $ 21,110
L2633434.UP.FTS.B, 17.36%, 2/15/29 .... 4,539 4,527
L2633944.UP.FTS.B, 25.93%, 2/15/29 .... 1,782 1,769
L2633742.UP.FTS.B, 25.95%, 2/15/29 .... 3,168 3,156
L2634808.UP.FTS.B, 26.03%, 2/15/29 .... 1,980 1,966
L2635718.UP.FTS.B, 26.25%, 2/15/29 .... 2,475 2,460
L2637431.UP.FTS.B, 26.27%, 2/15/29 .... 6,733 6,684
L2633894.UP.FTS.B, 26.42%, 2/15/29 .... 4,771 4,745
L2635317.UP.FTS.B, 27.28%, 2/15/29 .... 2,278 2,264
27,109,117
Total Marketplace Loans (Cost $86,201,988) ....
$83,510,806

Franklin Strategic Series
Schedule of Investments, April 30, 2022
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
205
At April 30, 2022, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 5 Year Notes ..................... Long 615 $ 69,293,203 6/30/22 $ (507,633)
U.S. Treasury Long Bonds ..................... Short 121 17,023,188 6/21/22 415,766
U.S. Treasury Ultra Bonds ...................... Long 77 12,353,688 6/21/22 (1,110,274)
Total Futures Contracts ...................................................................... $(1,202,141)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Sell 48,725,792 9,006,849 5/09/22 $ — $ (831,226)
Indonesian Rupiah .. JPHQ Buy 91,000,000,000 6,338,371 5/23/22 — (80,029)
Indonesian Rupiah .. JPHQ Sell 91,000,000,000 6,345,886 5/23/22 87,543 —
Euro ............. JPHQ Buy 7,000,000 7,539,634 5/25/22 — (148,506)
Euro ............. JPHQ Sell 7,000,000 7,976,395 5/25/22 585,268 —
Columbian Peso .... JPHQ Sell 65,000,000,000 15,941,473 6/03/22 95 (389,807)
Euro ............. JPHQ Buy 5,295,000 5,664,597 7/18/22 — (56,691)
Euro ............. JPHQ Sell 35,951,700 39,291,397 7/18/22 1,215,144 —
Indonesian Rupiah .. JPHQ Buy 32,650,000,000 2,268,937 7/18/22 — (37,962)
Indonesian Rupiah .. JPHQ Sell 65,000,000,000 4,506,691 7/18/22 65,241 —
South Korean Won .. JPHQ Buy 9,500,000,000 7,666,917 7/26/22 — (139,658)
South Korean Won .. JPHQ Sell 9,500,000,000 7,482,672 7/26/22 — (44,587)
Total Forward Exchange Contracts ................................................... $1,953,291 $(1,728,466)
Net unrealized appreciation (depreciation) ............................................ $224,825
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
206
At April 30, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.HY.38 . (5.00)% Quarterly 6/20/27 75,000,000 $ (1,546,733) $ (3,438,269) $ 1,891,536
Total Centrally Cleared Swap Contracts ..................................... $(1,546,733) $(3,438,269) $1,891,536
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 6,680,000 EUR (130,659) 5,881 (136,540) NR
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 2,000,000 9,953 (2,574) 12,527 CCC
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 17,820,000 (3,095,238) (3,318,580) 223,342 B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 9,250,000 (48,388) 22,251 (70,639) BBB
Nordstrom, Inc. . 1.00% Quarterly JPHQ 12/20/26 9,400,000 (909,933) (744,672) (165,261) BB+
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 3,150,000 EUR (38,657) — (38,657)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 22,100,000 (9,688,584) (5,558,298) (4,130,286)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 9,500,000 (1,663,750) (838,227) (825,523)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 7,900,000 (20,059) — (20,059)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 10,600,000 29,538 — 29,538
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 5,300,000 (169,919) — (169,919)
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 23,060,000 240,765 76,488 164,277
Investment
Grade
Total OTC Swap Contracts .............................................. $(15,484,931) $(10,357,731) $(5,127,200)
Total Credit Default Swap Contracts .................................... $(17,031,664) $ (13,796,000) $(3,235,664)

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
207
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
See Note 11 regarding other derivative information.
See Abbreviations on page 233.

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
April 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
208
Franklin
Strategic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,172,772,797
Cost - Controlled affiliates (Note 3 f ) ............................................................ 376,942,313
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 48,102,735
Cost - Unaffiliated repurchase agreements ...................................................... 104,463,966
Value - Unaffiliated issuers (Includes securities loaned of $5,107,052) ................................. $2,872,977,099
Value - Controlled affiliates (Note 3 f ) ........................................................... 318,685,701
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 48,102,735
Value - Unaffiliated repurchase agreements ...................................................... 104,463,966
Cash .................................................................................... 7,537,025
Receivables:
Investment securities sold ................................................................... 26,438,280
Capital shares sold ........................................................................ 1,558,398
Dividends and interest ..................................................................... 31,870,820
Deposits with brokers for:
OTC derivative contracts .................................................................. 14,440,090
Futures contracts ........................................................................ 963,225
Centrally cleared swap contracts ............................................................ 4,002,719
Variation margin on centrally cleared swap contracts ............................................... 2,488,247
OTC swap contracts (upfront payments $265,159) .................................................. 104,620
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,953,291
Unrealized appreciation on OTC swap contracts .................................................... 429,684
Deferred tax benefit ......................................................................... 981,055
Total assets .......................................................................... 3,436,996,955
Liabilities:
Payables:
Investment securities purchased .............................................................. 51,236,816
Capital shares redeemed ................................................................... 3,846,737
Management fees ......................................................................... 1,075,758
Distribution fees .......................................................................... 663,637
Transfer agent fees ........................................................................ 745,774
Trustees' fees and expenses ................................................................. 18,690
Variation margin on futures contracts ........................................................... 103,981
OTC swap contracts (upfront receipts $13,411,190) ................................................. 10,462,351
Unrealized depreciation on OTC swap contracts .................................................... 5,556,884
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,728,466
Payable upon return of securities loaned (Note 1 g ) .................................................. 5,327,016
Deferred tax ............................................................................... 31,461
Accrued expenses and other liabilities ........................................................... 196,218
Total liabilities ......................................................................... 80,993,789
Net assets, at value ................................................................. $3,356,003,166
Net assets consist of:
Paid-in capital ............................................................................. $4,393,380,190
Total distributable earnings (losses) ............................................................. (1,037,377,024)
Net assets, at value ................................................................. $3,356,003,166

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
209
Franklin
Strategic
Income Fund
Class A:
Net assets, at value ....................................................................... $2,609,532,898
Shares outstanding ........................................................................ 305,241,948
Net asset value per share
a
.................................................................. $8.55
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.88
Class C:
Net assets, at value ....................................................................... $171,373,708
Shares outstanding ........................................................................ 20,036,398
Net asset value and maximum offering price per share
a
............................................. $8.55
Class R:
Net assets, at value ....................................................................... $48,446,681
Shares outstanding ........................................................................ 5,692,246
Net asset value and maximum offering price per share ............................................. $8.51
Class R6:
Net assets, at value ....................................................................... $136,184,458
Shares outstanding ........................................................................ 15,903,304
Net asset value and maximum offering price per share ............................................. $8.56
Advisor Class:
Net assets, at value ....................................................................... $390,465,421
Shares outstanding ........................................................................ 45,612,240
Net asset value and maximum offering price per share ............................................. $8.56
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statement of Operations
for the year ended April 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
210
Franklin
Strategic
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,272,703
Controlled affiliates (Note 3f) ................................................................. 12,113,599
Non-controlled affiliates (Note 3 f ) ............................................................. 5,047
Interest: (net of foreign taxes of $283,537)
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (11,498,637)
Paid in cash
a
........................................................................... 147,288,861
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 79,402
Non-controlled affiliates (Note 3 f ) ............................................................. 378
Total investment income ................................................................... 149,261,353
Expenses:
Management fees (Note 3 a ) ................................................................... 17,251,823
Distribution fees: (Note 3c )
    Class A ................................................................................ 7,204,166
    Class C ................................................................................ 1,694,098
    Class R ................................................................................ 274,176
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 4,152,542
    Class C ................................................................................ 379,632
    Class R ................................................................................ 79,148
    Class R6 ............................................................................... 68,834
    Advisor Class ............................................................................ 635,527
Custodian fees (Note 4 ) ...................................................................... 90,397
Reports to shareholders fees .................................................................. 369,800
Registration and filing fees .................................................................... 168,336
Professional fees ........................................................................... 210,369
Trustees' fees and expenses .................................................................. 53,195
Marketplace lending fees (Note 1 h ) ............................................................. 549,514
Other .................................................................................... 227,423
Total expenses ......................................................................... 33,408,980
Expense reductions (Note 4 ) ............................................................... (34,592)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (1,990,118)
Net expenses ......................................................................... 31,384,270
Net investment income ................................................................ 117,877,083

Franklin Strategic Series
Financial Statements
Statement of Operations
(continued)
for the year ended April 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
211
Franklin
Strategic
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $82,223)
Unaffiliated issuers ...................................................................... (91,762,217)
Written options ........................................................................... 415,125
Foreign currency transactions ................................................................ 10,188
Forward exchange contracts ................................................................. 614,095
Futures contracts ......................................................................... 5,168,695
Swap contracts ........................................................................... 11,392,885
Net realized gain (loss) .................................................................. (74,161,229)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (269,137,412)
Controlled affiliates (Note 3f) ............................................................... 14,373,485
Translation of other assets and liabilities denominated in foreign currencies .............................. (28,659)
Written options ........................................................................... (365,430)
Forward exchange contracts ................................................................. 1,021,340
Futures contracts ......................................................................... (13,226)
Swap contracts ........................................................................... (7,897,795)
Change in deferred taxes on unrealized appreciation ............................................... 77,131
Net change in unrealized appreciation (depreciation) ............................................ (261,970,566)
Net realized and unrealized gain (loss) ............................................................ (336,131,795)
Net increase (decrease) in net assets resulting from operations .......................................... $(218,254,712)
a
Includes amortization of premium and accretion of discount.

Franklin Strategic Series
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
212
Franklin Strategic Income Fund
Year Ended
April 30, 2022
Year Ended
April 30, 2021*
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $117,877,083 $158,061,455
Net realized gain (loss) ................................................. (74,161,229) (63,087,171)
Net change in unrealized appreciation (depreciation) ........................... (261,970,566) 398,717,983
Net increase (decrease) in net assets resulting from operations ................ (218,254,712) 493,692,267
Distributions to shareholders:
Class A ............................................................. (104,476,136) (107,559,827)
Class C ............................................................. (7,926,927) (15,093,095)
Class R ............................................................. (1,847,687) (2,213,268)
Class R6 ............................................................ (5,646,868) (5,315,212)
Advisor Class ........................................................ (16,976,765) (20,592,895)
Total distributions to shareholders .......................................... (136,874,383) (150,774,297)
Capital share transactions: (Note 2 )
Class A ............................................................. 24,319,901 (62,316,513)
Class C ............................................................. (198,078,184) (174,939,408)
Class R ............................................................. (5,859,698) (8,115,630)
Class R6 ............................................................ 17,687,072 (11,480,330)
Advisor Class ........................................................ (31,320,044) (100,161,067)
Total capital share transactions ............................................ (193,250,953) (357,012,948)
Net increase (decrease) in net assets ................................... (548,380,048) (14,094,978)
Net assets:
Beginning of year ....................................................... 3,904,383,214 3,918,478,192
End of year ........................................................... $3,356,003,166 $3,904,383,214
* Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Strategic Income Fund
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Strategic Income Fund
(Fund) is included in this report. The Fund offers five
classes of shares: Class A, Class C, Class R, Class R6 and
Advisor Class. Effective August 2, 2021, Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Prior to August 2,
2021, Class C shares converted to Class A shares after
a 10-year holding period. Each class of shares may differ
by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for
distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on April 29, 2022.
d. Securities Purchased on a TBA Basis
The Fund purchases securities on a to-be-announced (TBA)
basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be more or less than the trade date purchase price.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into OTC cross currency swap contracts
primarily to manage and/or gain exposure to interest rate
risk. A cross currency swap is an agreement between
the Fund and a counterparty to exchange cash flows
(determined using either a fixed or floating rate) based
on the notional amounts of two different currencies. The
notional amounts are typically determined based on the
spot exchange rates at the opening of the contract. Cross
currency swaps may require the exchange of notional
amounts at the opening and/or closing of the contract. Over
the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded
as unrealized depreciation and appreciation until the
payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the cross currency swap contract
and prevailing market conditions (interest rate spreads and
other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into inflation index swap contracts
primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund
and a counterparty to exchange cash flows whereby one
party makes payments based on the percentage change in
an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded
fixed rate, applied to a notional amount. These agreements
may be privately negotiated in the over-the-counter market
(OTC inflation index swap) or may be executed on a
registered exchange (centrally cleared inflation index swap).
For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable. Over the term of the contract, contractually
required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
The Fund purchased or wrote exchange traded and/or OTC
option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment. The Fund did not hold any VRI at year end.
See Note 11 regarding other derivative information.
f. Loan Participation Notes
The Fund invests in loan participation notes (Participations).
Participations are loans originally issued to a borrower
by one or more financial institutions (the Lender) and
subsequently sold to other investors, such as the Fund.
Participations typically result in the Fund having a
contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender
any payments of principal, interest and fees which the
Lender received from the borrower. The Fund generally has
no rights to either enforce compliance by the borrower with
the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the
Participation. The Participations may also involve interest
rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.
g. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
h. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
i. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
j. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
k. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
h. Marketplace Lending
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
l. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately on the Statement of Operations. Facility fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
m. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
n. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
2. Shares of Beneficial Interest
At April 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 50,761,516 $476,945,327 44,940,433 $419,168,623
Shares issued in reinvestment of distributions .......... 10,659,429 98,830,200 10,896,555 101,560,092
Shares redeemed ............................... (59,388,810) (551,455,626) (62,539,562) (583,045,228)
Net increase (decrease) .......................... 2,032,135 $24,319,901 (6,702,574) $(62,316,513)
Class C Shares:
Shares sold ................................... 2,402,939 $22,494,001 4,080,529 $38,026,405
Shares issued in reinvestment of distributions .......... 824,330 7,682,094 1,553,033 14,456,669
Shares redeemed
a
.............................. (24,241,492) (228,254,279) (24,428,891) (227,422,482)
Net increase (decrease) .......................... (21,014,223) $(198,078,184) (18,795,329) $(174,939,408)
Class R Shares:
Shares sold ................................... 1,138,464 $10,527,911 1,625,591 $15,106,571
Shares issued in reinvestment of distributions .......... 199,131 1,839,350 236,633 2,195,157
Shares redeemed ............................... (1,961,445) (18,226,959) (2,735,323) (25,417,358)
Net increase (decrease) .......................... (623,850) $(5,859,698) (873,099) $(8,115,630)
Class R6 Shares:
Shares sold ................................... 5,621,353 $52,543,321 4,216,330 $39,518,885
Shares issued in reinvestment of distributions .......... 515,123 4,780,872 494,788 4,618,696
Shares redeemed ............................... (4,272,613) (39,637,121) (6,056,322) (55,617,911)
Net increase (decrease) .......................... 1,863,863 $17,687,072 (1,345,204) $(11,480,330)
Advisor Class Shares:
Shares sold ................................... 7,408,475 $68,923,330 13,810,883 $128,667,962
Shares issued in reinvestment of distributions .......... 1,727,789 16,053,275 2,092,114 19,511,932
Shares redeemed ............................... (12,457,836) (116,296,649) (26,597,589) (248,340,961)
Net increase (decrease) .......................... (3,321,572) $(31,320,044) (10,694,592) $(100,161,067)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2022, the gross effective investment management fee rate was 0.457% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2022, the Fund paid transfer agent fees of $5,315,683, of which $2,542,318 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $102,477
CDSC retained .............................................................................. $67,319
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 269,318,469 $ 34,993,747 $ — $ — $ 14,373,485 $ 318,685,701 39,102,540 $ 12,113,599
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 24% $ 50,800,930 $ 5,230,924 $ (12,190,119) $ — $ — $ 43,841,735 43,841,735 $ 5,047
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $3,737,000 $78,533,000 $(78,009,000) $— $— $4,261,000 4,261,000 $378
Total Affiliated Securities ... $323,856,399 $118,757,671 $(90,199,119) $— $14,373,485 $366,788,436 $12,119,024
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
g. Waivers and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2022, the Fund deferred late-year ordinary losses of $4,236,746.
The tax character of distributions paid during the years ended April 30, 2022 and 2021, was as follows:
At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, paydown losses, bond discounts and premiums, marketplace loans and transfer in-kind.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2022, aggregated
$1,925,395,721 and $2,308,208,872, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $82,618,474
Long term ................................................................................ 610,690,429
Total capital loss carryforwards ............................................................... $693,308,903
2022 2021
Distributions paid from:
Ordinary income .......................................................... $136,874,383 $150,774,297
Cost of investments .......................................................................... $3,665,879,907
Unrealized appreciation ........................................................................ $65,591,938
Unrealized depreciation ........................................................................ (402,235,018)
Net unrealized appreciation (depreciation) .......................................................... $(336,643,080)
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
At April 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and corporate bonds and received $5,327,016 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
At April 30, 2022, the Fund had 34.6% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April
30, 2022, the aggregate value of these securities was $-, representing -% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
125,940,079 K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 977,123 $ —
6. Investment Transactions
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
11. Other Derivative Information
At April 30, 2022, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund (continued)
12,532,821 K2016470219 South Africa Ltd., B ............... 2/01/17 $ 9,307 $ —
84,462 Riviera Resources, Inc. ....................... 8/08/18 1,258,484 —
6,000,000 WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 750,000 —
20,000,000 WorkCapital BSD SARL, Term Loan, 6.5%, 11/02/22 . 2/13/19 19,530,078 —
Total Restricted Securities (Value is —% of Net Assets) .............. $22,524,992 $—
*
In U.S. dollars unless otherwise indicated.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 415,766
a
Variation margin on futures
contracts
$ 1,617,907
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,953,291 Unrealized depreciation on OTC
forward exchange contracts
1,728,466
Credit contracts ............
Variation margin on centrally
cleared swap contracts
1,891,536
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
104,620 OTC swap contracts (upfront
receipts)
10,462,351
Unrealized appreciation on OTC
swap contracts
429,684 Unrealized depreciation on OTC
swap contracts
5,556,884
Total .................... $4,794,897 $19,365,608
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the schedule of investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
10. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
For the year ended April 30, 2022 , the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended April 30, 2022, the average month end notional amount of futures contracts, options and swap contracts, the average month end contract value for forward exchange contracts and average month end fair value of VRI, were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(1,966,405)
a
Investments $393,865
a
Written options 415,125 Written options (365,430)
Futures contracts 5,168,695 Futures contracts (13,226)
Swap contracts 3,306,094 Swap contracts (2,170,716)
Foreign exchange contracts .....
Investments (20,049)
a
Investments —
Swap contracts (200,657) Swap contracts 203,321
Forward exchange contracts 614,095 Forward exchange contracts 1,021,340
Credit contracts ...............
Swap contracts 8,287,448 Swap contracts (5,930,400)
Value recovery instruments Investments (1,554,945)
a
Investments (6,627,416)
a
Total ....................... $14,049,401 $(13,488,662)
a
Purchased option contracts and VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Franklin
Strategic
Income Fund
Futures contracts ......................... $447,816,103
Options ................................. 123,463,461
Forward exchange contracts ................. 142,087,041
Swap Contracts .......................... 165,155,553
VRI .................................... 6,462,622
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
At April 30, 2022, the Fund's OTC derivative assets and liabilities are as follows:
At April 30, 2022, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income Fund
Derivatives
Forward exchange contracts ............................. $ 1,953,291 $ 1,728,466
Swap contracts ....................................... 534,304 16,019,235
Total ............................................. $2,487,595 $17,747,701
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... 493,645 (493,645) — — —
GSCO ................... 34,778 (34,778) — — —
JPHQ ................... 1,953,291 (1,953,291) — — —
MSCO ................... 5,881 (5,881) — — —
Total ................... $2,487,595 $(2,487,595) $ — $— $—
$ 1
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
At April 30, 2022, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 233 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2022, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $38,657 $— $— $— $38,657
CITI ..................... 14,860,892 (493,645) — (14,030,000) 337,247
GSCO ................... 73,213 (34,778) — — 38,435
JPHQ ................... 2,638,399 (1,953,291) — (410,090) 275,018
MSCO ................... 136,540 (5,881) — — 130,659
Total ................... $17,747,701 $(2,487,595) $— $(14,440,090) $820,016
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 4,891,873 $ — $ — $ 4,891,873
Machinery ............................ — 8,483,610 — 8,483,610
Media ............................... 2,542,697 — 28,864 2,571,561
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 35,324 — —
a
35,324
Management Investment Companies :
Capital Markets ........................ 33,352,500 318,685,701 — 352,038,201
Warrants :
Oil, Gas & Consumable Fuels ............. — — 24
a
24
Paper & Forest Products ................. — 47,826 — 47,826
Software ............................. — — —
a
—
Convertible Bonds ....................... — 491,251 — 491,251
Corporate Bonds :
Aerospace & Defense ................... — 21,002,382 — 21,002,382
Air Freight & Logistics ................... — 3,182,368 — 3,182,368
Airlines .............................. — 28,770,337 — 28,770,337
Auto Components ...................... — 37,329,359 — 37,329,359
Automobiles .......................... — 9,837,424 — 9,837,424
Banks ............................... — 44,845,842 — 44,845,842
Beverages ........................... — 9,079,364 — 9,079,364
Biotechnology ......................... — 5,593,022 — 5,593,022
Building Products ...................... — 27,621,270 — 27,621,270
Capital Markets ........................ — 42,023,980 — 42,023,980
Chemicals ........................... — 126,569,427 — 126,569,427
Commercial Services & Supplies ........... — 16,982,755 — 16,982,755
Communications Equipment .............. — 8,778,273 — 8,778,273
Construction & Engineering ............... — 3,154,611 — 3,154,611
Construction Materials .................. — 3,908,620 — 3,908,620
Consumer Finance ..................... — 14,072,121 — 14,072,121
Containers & Packaging ................. — 43,966,677 — 43,966,677
Diversified Consumer Services ............ — 7,237,500 — 7,237,500
Diversified Financial Services ............. — 18,429,157 — 18,429,157
Diversified Telecommunication Services ..... — 43,369,808 — 43,369,808
Electric Utilities ........................ — 58,998,873 — 58,998,873
Electrical Equipment .................... — 15,986,298 — 15,986,298
Electronic Equipment, Instruments &
Components ........................ — 11,445,718 — 11,445,718
Energy Equipment & Services ............. — 25,204,386 — 25,204,386
Entertainment ......................... — 17,992,263 — 17,992,263
Equity Real Estate Investment Trusts (REITs) . — 35,510,840 — 35,510,840
Food & Staples Retailing ................. — 3,293,903 — 3,293,903
Food Products ........................ — 19,302,068 — 19,302,068
Gas Utilities .......................... — 2,232,288 — 2,232,288
Health Care Equipment & Supplies ......... — 4,619,692 — 4,619,692
Health Care Providers & Services .......... — 53,772,364 — 53,772,364
Hotels, Restaurants & Leisure ............. — 58,139,273 — 58,139,273
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Household Durables .................... $ — $ 17,369,123 $ — $ 17,369,123
Household Products .................... — 11,902,287 — 11,902,287
Independent Power and Renewable Electricity
Producers .......................... — 55,751,274 — 55,751,274
Insurance ............................ — 8,394,966 — 8,394,966
Interactive Media & Services .............. — 17,777,746 — 17,777,746
Internet & Direct Marketing Retail .......... — 19,332,265 — 19,332,265
IT Services ........................... — 28,195,532 — 28,195,532
Machinery ............................ — 7,252,735 — 7,252,735
Marine .............................. — 12,160,620 — 12,160,620
Media ............................... — 64,668,473 — 64,668,473
Metals & Mining ....................... — 25,847,821 — 25,847,821
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,219,806 — 1,219,806
Multiline Retail ........................ — — —
a
—
Multi-Utilities .......................... — 7,239,178 — 7,239,178
Oil, Gas & Consumable Fuels ............. — 173,912,056 — 173,912,056
Paper & Forest Products ................. — 13,166,628 — 13,166,628
Personal Products ..................... — 8,640,746 — 8,640,746
Pharmaceuticals ....................... — 47,678,060 — 47,678,060
Real Estate Management & Development .... — 31,563,471 — 31,563,471
Road & Rail .......................... — 20,081,814 — 20,081,814
Software ............................. — 18,698,162 — 18,698,162
Specialty Retail ........................ — 30,995,276 — 30,995,276
Technology Hardware, Storage & Peripherals . — 1,811,013 — 1,811,013
Textiles, Apparel & Luxury Goods .......... — 1,912,284 — 1,912,284
Thrifts & Mortgage Finance ............... — 2,426,895 — 2,426,895
Tobacco ............................. — 13,190,524 — 13,190,524
Trading Companies & Distributors .......... — 22,745,375 — 22,745,375
Wireless Telecommunication Services ....... — 22,902,026 — 22,902,026
Senior Floating Rate Interests ............... — 36,455,202 —
a
36,455,202
Marketplace Loans ...................... — — 83,510,806 83,510,806
Foreign Government and Agency Securities .... — 271,860,655 — 271,860,655
U.S. Government and Agency Securities ....... — 316,817,454 — 316,817,454
Asset-Backed Securities .................. — 252,255,838 — 252,255,838
Commercial Mortgage-Backed Securities ...... — 17,314,664 — 17,314,664
Mortgage-Backed Securities ................ — 74,162,882 — 74,162,882
Municipal Bonds ......................... — 28,120,795 — 28,120,795
Residential Mortgage-Backed Securities ...... — 233,426,415 — 233,426,415
Escrows and Litigation Trusts ............... — 90,000 —
a
90,000
Short Term Investments ................... 48,102,735 104,463,966 — 152,566,701
Total Investments in Securities ........... $88,925,129 $3,171,764,678 $83,539,694 $3,344,229,501
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,953,291 $ — $ 1,953,291
Futures contracts ........................ 415,766 — — 415,766
Swap contracts ......................... — 2,321,220 — 2,321,220
Total Other Financial Instruments ......... $415,766 $4,274,511 $— $4,690,277
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,728,466 $ — $ 1,728,466
Futures contracts ........................ 1,617,907 — — 1,617,907
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/
or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Liabilities:
Other Financial Instruments:
Swap contracts .......................... $ — $ 5,556,884 $ — $ 5,556,884
Total Other Financial Instruments ......... $1,617,907 $7,285,350 $— $8,903,257
a
Includes securities determined to have no value at April 30, 2022.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Media ........... $ 34,550 $ — $ — $ — $ — $ — $ — $ (5,686) $ 28,864 $ (5,686)
Multiline Retail ...... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... 21,816 — — — — — — (21,816) —
d
(21,816)
Warrants :
Oil, Gas & Consumable
Fuels .......... 1,902
d
— — — — — — (1,878) 24
d
(1,878)
Software .......... —
d
— — — — — — — —
d
—
Corporate Bonds :
Multiline Retail ...... —
d
—
d
— — — (64,492) — 64,492 —
d
64,492
Senior Floating Rate
Interests :
Software .......... —
d
— — — — (202) — 202 —
d
202
Marketplace Loans :
Diversified Financial
Services ........ 8,183,547 106,511,831 (28,834,163) — — — (54,950) (2,295,459) 83,510,806 (2,531,028)
Asset-Backed Securities :
Diversified Financial
Services ........ 923,337 — — — (923,337) — — — — —
Escrows and Litigation
Trusts ........... 45,000
d
—
d
(152,819) — — — (716,313) 824,132 —
d
—
Total Investments in
Securities ............ $9,210,152 $106,511,831 $(28,986,982) $— $(923,337) $(64,694) $(771,263) $(1,436,013) $83,539,694 $(2,495,714)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.
d
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2022, are as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $80,328,984 Discounted cash flow Loss-adjusted discount rate
2.6% – 10.6%
(8.9%)
Decrease
c
Projected loss rate 4.2% – 19.8%
(12.3%)
Decrease
c
All Other Investments . . . . . . . 3,210,710
d,e
Total . . . . . . . . . . . . . .
.........
$83,539,694
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at April 30, 2022.
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citigroup, Inc
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
IDR
Indonesian Rupiah
USD
United States Dollar
Index
CDX.NA.HY.
Series
number
CDX North America High Yield Index
MCDX.
NA.Series
number
MCDX North America Index

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Strategic Income Fund (one of the funds constituting Franklin Strategic Series, referred to hereafter as the "Fund") as of April
30, 2022, the related statements of operations for the year ended April 30, 2022, the statement of changes in net assets for each of the two years in the period ended April 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2022 and the financial highlights for each of the five years in the period ended April 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Interest Earned from Federal Obligations Note (1) $4,001,421

Franklin Strategic Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 129 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Series

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
129 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at ErNst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 140 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board and Trustee
since 2013 and Vice
President since
1991
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019.
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Strategic Income Fund
(Fund)
At an in-person meeting held on April 12, 2022 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

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Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over various time periods ended January
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional multi-sector income funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the three-, five- and 10-year periods was below the median and in the
fifth quintile (worst) of its Performance Universe, but for the one-year period was above the median of its Performance
Universe. The Board considered the income-related
attributes of the Fund (a fund’s investment objective and/or investment strategy) and that the evaluation of the Fund’s
performance relative to its peers on an income return basis
was appropriate given the Fund’s income-related attributes
and investor expectations. The Board concluded that the
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and
Class A shares for each other fund in its Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 13
other multi-sector income funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as

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Shareholder Information

franklintempleton.com
Annual Report
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information

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Annual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

194 A 06/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $365,711 for the fiscal year ended April 30, 2022 and $384,087 for the fiscal year ended April 30, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $9,067 for the fiscal year ended April 30, 2022 and $0 for the fiscal year ended April 30, 2021.

The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $243,743 for the fiscal year ended April 30, 2022 and $36,800 for the fiscal year ended April 30, 2021. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, for the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA survey, assets under management certification, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $252,810 for the fiscal year ended April 30, 2022 and $36,800 for the fiscal year ended April 30, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
STRATEGIC SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 29, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 29, 2022